SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [ ]

         Pre-Effective Amendment No. ______                           [ ]

         Post-Effective Amendment No.  9     (File No. 333-74865)     [X]
                                     -----    ------------------
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No. 11       (File No. 811-7195)                   [X]
                      ----

                        (Check appropriate box or boxes)

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                   American Enterprise Life Insurance Company
                               (Name of Depositor)

829 AXP Financial Center, Minneapolis, MN                       55474
(Address of Depositor's Principal Executive Offices)         (Zip Code)

Depositor's Telephone Number, including Area Code         (612) 671-3678

     Mary Ellyn Minenko, 50607 AXP Financial Center, Minneapolis, MN 55474

It is proposed that this filing will become effective (check  appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on April 30, 2004 pursuant to paragraph  (b) of Rule 485
[ ] 60 days after filing  pursuant to  paragraph  (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
  [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS


APRIL 30, 2004


AMERICAN EXPRESS

SIGNATURE VARIABLE ANNUITY(R)

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

ISSUED BY: AMERICAN ENTERPRISE LIFE INSURANCE COMPANY (AMERICAN ENTERPRISE LIFE)
           829 AXP Financial Center
           Minneapolis, MN 55474

           Telephone: (800) 333-3437
           (Home Office)

           AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT/AMERICAN ENTERPRISE MVA ACCOUNT


This prospectus contains information that you should know before investing. Prospectuses are also available for:

-    American Express(R) Variable Portfolio Funds
-    AIM Variable Insurance Funds
-    AllianceBernstein Variable Products Series Fund, Inc.
-    Baron Capital Funds Trust
-    Credit Suisse Trust
-    Fidelity(R) Variable Insurance Products - Service Class
-    Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) -
     Class 2
-    Goldman Sachs Variable Insurance Trust (VIT)
-    Janus Aspen Series: Service Shares
-    JPMorgan Series Trust II
-    Lazard Retirement Series, Inc.
-    MFS(R) Variable Insurance Trust(SM)
-    Putnam Variable Trust - Class IB Shares
-    Royce Capital Fund
-    Third Avenue Variable Series Trust
-    Wanger Advisors Trust

Please read the prospectuses carefully and keep them for future reference.


This contract provides for contract value credits. The death benefits for contracts with such credits may be lower than for contracts without such credits. The amount of the credit may be more than offset by the reduction in the death benefits provided. The credits may be reversed. (See "Buying Your Contract -- Purchase Payment Credits.")


THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting American Enterprise Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

The contract may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special contract form used in that state. This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents.

American Enterprise Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


American Enterprise Life offers several different annuities which your sales representative may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.


            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

TABLE OF CONTENTS


KEY TERMS                                                                   3
THE CONTRACT IN BRIEF                                                       4
EXPENSE SUMMARY                                                             6
CONDENSED FINANCIAL INFORMATION (UNAUDITED)                                10
FINANCIAL STATEMENTS                                                       14
THE VARIABLE ACCOUNT AND THE FUNDS                                         15
THE GUARANTEE PERIOD ACCOUNTS (GPAS)                                       22
THE ONE-YEAR FIXED ACCOUNT                                                 24
BUYING YOUR CONTRACT                                                       25
CHARGES                                                                    27
VALUING YOUR INVESTMENT                                                    31
MAKING THE MOST OF YOUR CONTRACT                                           33
WITHDRAWALS                                                                37
TSA -- SPECIAL WITHDRAWAL PROVISIONS                                       37
CHANGING OWNERSHIP                                                         37
BENEFITS IN CASE OF DEATH                                                  38
OPTIONAL BENEFITS                                                          41
THE ANNUITY PAYOUT PERIOD                                                  47
TAXES                                                                      49
VOTING RIGHTS                                                              51
SUBSTITUTION OF INVESTMENTS                                                51
ABOUT THE SERVICE PROVIDERS                                                52
ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE                      53
ADDITIONAL INFORMATION                                                     60
EXPERTS                                                                    60
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY FINANCIAL INFORMATION           61
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION               77
APPENDIX: 8% PERFORMANCE CREDIT RIDER ADJUSTED PARTIAL WITHDRAWAL          78


            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

AMERICAN ENTERPRISE LIFE: In this prospectus, "we," "us," "our" and "American Enterprise Life" refer to American Enterprise Life Insurance Company.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.


CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.


CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.


GUARANTEE PERIOD: The number of successive 12-month periods that a guaranteed interest rate is credited.

GUARANTEE PERIOD ACCOUNTS (GPAS): A nonunitized separate account to which you may allocate purchase payments or transfer contract value of at least $1,000. These accounts have guaranteed interest rates for Guarantee Periods we declare when you allocate purchase payments or transfer contract value to a GPA. Withdrawals and transfers from a GPA done more than 30 days before the end of the Guarantee Period will receive a Market Value Adjustment, which may result in a gain or loss of principal.


MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its Guarantee Period.

ONE-YEAR FIXED ACCOUNT: An account to which you may make allocations. Amounts you allocate to this account earn interest at rates that we declare periodically.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:


-    Individual Retirement Annuities (IRAs) under Section 408(b) of the Code


-    Roth IRAs under Section 408A of the Code

-    Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

-    Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

RIDER EFFECTIVE DATE: The date you add a rider to the contract.




            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or withdrawal request) at our home office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our home office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.


VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

THE CONTRACT IN BRIEF


PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, one-year fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value (less any applicable premium tax).

It may not be advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another in a "tax-free" exchange under Section 1035 of the Code. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a withdrawal charge when you exchange out of your old contract and a new withdrawal charge period will begin when you exchange into this contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the exchange. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest.

TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use the contract as a qualified annuity to fund a retirement plan that is tax deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. But a qualified annuity has features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.

FREE LOOK PERIOD: You may return your contract to your sales representative or to our home office within the time stated on the first page of your contract and receive a full refund of the contract value. We will not deduct any charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (EXCEPTION: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:

- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 15)

- the GPAs and the one-year fixed account, which earn interest at rates that we adjust periodically. Some states restrict the amount you can allocate to these accounts. The minimum required investment in each GPA is $1,000. We reserve the right to restrict the amount of any purchase payment allocated to the GPAs and the one-year fixed account if the interest rate we are then crediting to the GPAs or one-year fixed account is equal to the minimum interest rate stated in the contract. These accounts may not be available in all states. (p. 22 and p. 24)

BUYING YOUR CONTRACT: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our home office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. Some states have time limitations for making additional payments. (p. 25)


            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

MINIMUM INITIAL PURCHASE PAYMENT

     $5,000 for contracts issued in South Carolina, Texas, and Washington. $2,000 for contracts issued in all other states.


MINIMUM ADDITIONAL PURCHASE PAYMENT (SIPs)

     $50 for Systematic Investment Plans.
     $100 for all other payment plans.


MAXIMUM TOTAL PURCHASE PAYMENTS*
    $1,000,000 for issue ages through 85.

     $100,000 for issue ages 86 to 90.


* This limit applies in total to all American Enterprise Life annuities you own. We reserve the right to waive or increase the maximum limit. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the Guarantee Period will be subject to a MVA, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. You may establish automated transfers among the accounts. We reserve the right to limit transfers to the GPAs and the one-year fixed account if the interest rate we are then currently crediting is equal to the minimum interest rate stated in the contract. (p. 34)

WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if you make withdrawals prior to your reaching age 591/2) and may have other tax consequences. Certain other restrictions may apply. (p. 37)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 37)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 38)

OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. 41)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. The GPAs are not available during the payout period. (p. 47)

TAXES: Generally, your contract grows tax deferred until you make withdrawals from it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 49)

LIMITATIONS ON USE OF CONTRACT: If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values. Under these circumstances we may refuse to implement requests for transfers, withdrawals or death benefits until instructions are received from the appropriate governmental authority.

CHARGES: We assess certain charges in connection with your contract (p. 27):


-    $30 annual contract administrative charge(1);

- 0.15% variable account administrative charge (if you make allocations to one or more subaccounts);

- 1.25% mortality and expense risk fee (if you make allocations to one or more subaccounts);

- if you select the Guaranteed Minimum Income Benefit Rider(2) (GMIB), an annual fee (currently 0.35%) based on the adjusted contract value;

- if you select the 8% Performance Credit Rider(2) (PCR), an annual fee of 0.25% of the contract value;

-    withdrawal charge;

- any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a total withdrawal); and

-    the operating expenses of the funds in which the subaccounts invest.


(1) Some states limit the amount of contract charge allocated to the fixed account.

(2) You may select either the GMIB or the PCR, but not both. Riders may not be available in all states. The GMIB is only available if the annuitant is 75 or younger at contract issue. If you select the GMIB you must select either the Maximum Anniversary Value (MAV) death benefit or the Enhanced Death Benefit rider (EDB).

            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

EXPENSE SUMMARY


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND MAKING A WITHDRAWAL FROM THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAID AT THE TIME THAT YOU BOUGHT THE CONTRACT AND WILL PAY WHEN YOU MAKE A WITHDRAWAL FROM THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.


CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE
(Contingent deferred sales charge as a percentage of purchase payments withdrawn)

             YEARS FROM PURCHASE                     WITHDRAWAL CHARGE
               PAYMENT RECEIPT                          PERCENTAGE
                      1                                     7%
                      2                                     7
                      3                                     6
                      4                                     6
                      5                                     5
                      6                                     4
                      7                                     2
                      Thereafter                            0


WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.27% if the assumed investment rate is 3.5% and 6.77% if the assumed investment rate is 5%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.


THE NEXT TWO TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.


ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average daily subaccount value)



VARIABLE ACCOUNT ADMINISTRATIVE CHARGE                                                     0.15%
MORTALITY AND EXPENSE RISK FEE                                                             1.25
TOTAL ANNUAL VARIABLE ACCOUNT EXPENSES                                                     1.40%

OTHER ANNUAL EXPENSES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                                   $    30
(We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.)

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE                                         0.35%*
(As a percentage of the adjusted contract value charged annually on the contract anniversary.)

8% PERFORMANCE CREDIT RIDER (PCR) FEE                                                      0.25%*
(As a percentage of the contract value charged annually on the contract anniversary.)


* This fee apples only if you elect this optional feature.




            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS


THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS FOR THE LAST FISCAL YEAR THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS

(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                                       MINIMUM      MAXIMUM
Total expenses before contractual fee waivers and/or expense reimbursements             .69%         3.74%


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                                               GROSS TOTAL
                                                                        MANAGEMENT     12b-1       OTHER         ANNUAL
                                                                           FEES        FEES       EXPENSES      EXPENSES
AXP(R) Variable Portfolio
        Blue Chip Advantage Fund                                            .53%        .13%        .14%         .80%(1)
        Capital Resource Fund                                               .64         .13         .08          .85(1)
        Cash Management Fund                                                .51         .13         .06          .70(1)
        Diversified Bond Fund                                               .60         .13         .08          .81(1)
        Diversified Equity Income Fund                                      .53         .13         .10          .76(1)
        Growth Fund                                                         .65         .13         .21          .99(1)
        High Yield Bond Fund                                                .62         .13         .08          .83(1)
        Managed Fund                                                        .61         .13         .06          .80(1)
        NEW DIMENSIONS FUND(R)                                              .62         .13         .07          .82(1)
        Short Duration U.S. Government Fund                                 .61         .13         .08          .82(1)
        Small Cap Advantage Fund                                            .81         .13         .25         1.19(1)
AIM V.I.
        AIM V.I. Capital Appreciation Fund, Series I Shares                 .61          --         .24          .85(2)
        AIM V.I. Capital Development Fund, Series I Shares                  .75          --         .38         1.13(2)
        AIM V.I. Premier Equity Fund, Series I Shares                       .61          --         .24          .85(2)
AllianceBernstein Variable Products Series Fund, Inc.
        AllianceBernstein VP Premier Growth Portfolio (Class B)            1.00         .25         .05         1.30(3)
        AllianceBernstein VP Technology Portfolio (Class B)                1.00         .25         .12         1.37(3)
        AllianceBernstein VP U.S. Government/High Grade
        Securities Portfolio (Class B)                                      .60         .25         .18         1.03(3)
Baron Capital Funds Trust
        Capital Asset Fund - Insurance Shares                              1.00         .25         .19         1.44(4)
Credit Suisse Trust
        Mid-Cap Growth Portfolio                                            .90          --         .49         1.39(5)
        (previously Credit Suisse Trust - Emerging Growth Portfolio)
Fidelity(R) VIP
        Growth & Income Portfolio Service Class                             .48         .10         .11          .69(6)
        Mid Cap Portfolio Service Class                                     .58         .10         .12          .80(6)
        Overseas Portfolio Service Class                                    .73         .10         .17         1.00(6)
FTVIPT
        Franklin Real Estate Fund - Class 2                                 .50         .25         .03          .78(7),(8)
        Mutual Shares Securities Fund - Class 2                             .60         .25         .20         1.05(8)
        Templeton Foreign Securities Fund - Class 2                         .69         .25         .22         1.16(9)


            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                               GROSS TOTAL
                                                                        MANAGEMENT     12b-1       OTHER         ANNUAL
                                                                           FEES        FEES       EXPENSES      EXPENSES
Goldman Sachs VIT
        Capital Growth Fund                                                 .75%         --%        .68%        1.43%(10)
        CORE(SM) U.S. Equity Fund                                           .70          --         .15          .85(10)
        International Equity Fund                                          1.00          --        1.60         2.60(10)
Janus Aspen Series
        Global Technology Portfolio: Service Shares                         .65         .25         .20         1.10(11)
        Growth Portfolio: Service Shares                                    .65         .25         .02          .92(11)
        International Growth Portfolio: Service Shares                      .65         .25         .11         1.01(11)
        Mid Cap Growth Portfolio: Service Shares                            .65         .25         .02          .92(11)
JPMorgan
        U.S. Large Cap Core Equity Portfolio                                .35          --         .50          .85(4)
Lazard Retirement Series
        Equity Portfolio                                                    .75         .25        2.74         3.74(12)
        International Equity Portfolio                                      .75         .25         .65         1.65(12)
MFS(R)
        New Discovery Series - Initial Class                                .90          --         .14         1.04(13)
        Research Series - Initial Class                                     .75          --         .13          .88(13)
        Utilities Series - Initial Class                                    .75          --         .17          .92(13)
Putnam Variable Trust
        Putnam VT Growth and Income Fund - Class IB Shares                  .48         .25         .05          .78(4)
        Putnam VT International Equity Fund - Class IB Shares               .76         .25         .18         1.19(4)
        Putnam VT International New Opportunities Fund -Class IB Shares    1.00         .25         .26         1.51(4)
Royce Capital Fund
        Micro-Cap Portfolio                                                1.25          --         .11         1.36(14)
        Small-Cap Portfolio                                                1.00          --         .21         1.21(14)
Third Avenue
        Value Portfolio                                                     .90          --         .40         1.30(15)
Wanger
        International Small Cap                                            1.22          --         .19         1.41(16)
        U.S. Smaller Companies                                              .93          --         .05          .98(16)



We or an affiliate may receive all or part of the 12b-1 fees charged by a fund at the rate disclosed in the table above, and in the fund's prospectus, for distribution services we or an affiliate provide. We may also receive compensation from an adviser, distributor or other affiliate of a fund for administrative services we or an affiliate provide. The rate of compensation we receive from a fund for these services may be based on fund assets attributable to the contract and to other variable insurance products that we and our affiliates issue. Depending on the amount of average daily net assets invested in the fund, the amounts paid may be significant.

 (1) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2003.
 (2) Figures shown in the table are for the year ended Dec. 31, 2003 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.
 (3) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2003. From Dec. 1, 2003 through Dec. 31, 2003 AllianceBernstein VP Premier Growth Portfolio (Class B) had a voluntary waiver. After such waivers, "Management fees," "Other expenses" and "Gross total annual expenses" would be 0.99%, 0.05% and 1.29%.
 (4) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2003.
 (5) Fee waivers and or expense reimbursements reduced expenses for the Portfolio, without which performance would be lower. Waivers and or reimbursements may be discontinued at any time. The total expense ratios after the waiver and reimbursements would have been: Credit Suisse Trust - Mid-Cap Portfolio (.76%, 0%, .49% and 1.25%).
 (6) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the Fund's custodian expenses. These offsets may be discontinued at any time.
 (7)  The Fund administration fee is paid indirectly through the management fee.
 (8) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

 (9) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. The management fee reduction and net total annual expense was (0.04%) and 1.12% for FTVIPT Templeton Foreign Securities Fund - Class 2.
 (10) Each adviser has voluntarily agreed to limit "Other expenses" (excluding management fees, transfer agent fees and expenses, taxes, interest, brokerage, litigation and indemnification costs, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Effective Dec. 22, 2003, each adviser has agreed to reduce the "Other expenses" limitation, as defined above, for the Goldman Sachs VIT Capital Growth Fund and the Goldman Sachs VIT International Equity Fund would be 0.11% and 0.16%, respectively of each fund's average daily net assets, resulting in total expense for each such fund at a rate no higher than 0.90% and 1.20%, respectively. Because of assets levels for the period ended Dec. 31, 2003, there were no expense reductions and limitations for the Goldman Sachs VIT CORE(SM) U.S. Equity Fund for the period covered by their annual reports. In no event would the "Other expenses" for the Goldman Sachs VIT CORE(SM) U.S. Equity exceed 0.16% of the fund's average daily net assets. The Adviser has contractually agreed to maintain these expense limitation reductions through June 30, 2005.
 (11) Because the 12b-1 fee is charged as an ongoing fee, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.
 (12) The Investment manager of the Portfolios has voluntarily agreed, for the year ended Dec. 31, 2003, to reduce its fees and, if necessary, reimburse the Portfolio's expenses to the extent that annualized operating expenses exceed 1.25% of the respective Portfolio's average net assets. After fee waivers and expense reimbursements "Other expense" and "Gross total annual expenses" would be 0.25% and 1.25% for Lazard Retirement Equity Portfolio and 0.25% and 1.25% for Lazard Retirement International Equity Portfolio.
 (13) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net total contractual annual expenses" would be lower for certain series and would equal: 1.03% for New Discovery Series and 0.91% for Utilities Series.
 (14) Royce has voluntarily agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Funds Net Annual Operating Expense ratio at or below 1.35% through Dec. 31, 2003. After fee waivers "Other expenses" and "Gross total annual expenses" would be 0.10% and 1.35% for Royce Micro-Cap Portfolio.
 (15) To the extent that expenses incurred in a given year are less than 1.30% of the Portfolio's average daily net assets, the Adviser may recover previously reimbursed expenses for a period of three years following such reimbursement. Prior to the repayment, "Other expenses" and "Gross total annual expenses" would be 0.34% and 1.24% for Third Avenue Value Portfolio.
 (16) Figures in "Management fees," "12b-1 fees," "Other expenses," and "Gross total annual expenses" are based on actual expenses for the fiscal year ended Dec. 31, 2003. Columbia Wanger Asset Management, L.P. will reimburse the Fund if its annual ordinary operating expenses exceed 2% of average daily net assets. This commitment expires on April 30, 2004.


EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.


MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. They assume that you select the optional GMIB. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                                                                               IF YOU DO NOT WITHDRAW YOUR CONTRACT
                          IF YOU WITHDRAW YOUR CONTRACT                      OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                    AT THE END OF THE APPLICABLE TIME PERIOD:                AT THE END OF THE APPLICABLE TIME PERIOD:
                   1 YEAR       3 YEARS       5 YEARS      10 YEARS        1 YEAR       3 YEARS       5 YEARS      10 YEARS
              $  1,267.13   $  2,290.00   $  3,297.84   $  5,503.03     $  567.13   $  1,690.00   $  2,797.84   $  5,503.03


MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you do not select any optional benefits. Although your actual costs maybe higher or lower, based on these assumptions, your costs would be:


                                                                               IF YOU DO NOT WITHDRAW YOUR CONTRACT
                          IF YOU WITHDRAW YOUR CONTRACT                      OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                    AT THE END OF THE APPLICABLE TIME PERIOD:                AT THE END OF THE APPLICABLE TIME PERIOD:
                   1 YEAR       3 YEARS       5 YEARS      10 YEARS        1 YEAR       3 YEARS       5 YEARS      10 YEARS
              $    918.63   $  1,274.53   $  1,656.43   $  2,484.98     $  218.63   $    674.53   $  1,156.43   $  2,484.98



* In these examples, the $30 contract administrative charge is approximated as a ..043% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.


            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION
(UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in parentheses.


VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                                          2003    2002    2001    2000    1999    1998    1997    1996    1995
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EVB (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND) (5/2/2000)
Accumulation unit value at beginning of period              $ 0.56  $ 0.73  $ 0.89  $ 1.00      --      --      --      --      --
Accumulation unit value at end of period                    $ 0.70  $ 0.56  $ 0.73  $ 0.89      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                                 324     406     584     286      --      --      --      --      --

SUBACCOUNT ECR (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND) (2/21/1995)
Accumulation unit value at beginning of period              $ 1.18  $ 1.53  $ 1.89  $ 2.33  $ 1.91  $ 1.56  $ 1.27  $ 1.20  $ 1.00
Accumulation unit value at end of period                    $ 1.50  $ 1.18  $ 1.53  $ 1.89  $ 2.33  $ 1.91  $ 1.56  $ 1.27  $ 1.20
Number of accumulation units outstanding
at end of period (000 omitted)                               4,663   5,116   6,019   6,358   5,864   5,163   3,813   2,350     818

SUBACCOUNT EMS (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND*) (2/21/1995)
Accumulation unit value at beginning of period              $ 1.26  $ 1.26  $ 1.24  $ 1.18  $ 1.15  $ 1.11  $ 1.07  $ 1.03  $ 1.00
Accumulation unit value at end of period                    $ 1.25  $ 1.26  $ 1.26  $ 1.24  $ 1.18  $ 1.15  $ 1.11  $ 1.07  $ 1.03
Number of accumulation units outstanding
at end of period (000 omitted)                               5,254   8,572   8,409   4,421     941     749     231     241     132

*THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR AXP VARIABLE PORTFOLIO - CASH
MANAGEMENT FUND AS OF DEC. 31, 2003 WERE (1.00%) AND (0.99%), RESPECTIVELY.

SUBACCOUNT ESI (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND) (2/21/1995)
Accumulation unit value at beginning of period              $ 1.53  $ 1.47  $ 1.38  $ 1.33  $ 1.33  $ 1.33  $ 1.24  $ 1.17  $ 1.00
Accumulation unit value at end of period                    $ 1.58  $ 1.53  $ 1.47  $ 1.38  $ 1.33  $ 1.33  $ 1.33  $ 1.24  $ 1.17
Number of accumulation units outstanding
at end of period (000 omitted)                               7,119   7,272   8,923   9,498   8,127   5,689   2,544   1,377     414

SUBACCOUNT EVD (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND) (5/2/2000)
Accumulation unit value at beginning of period              $ 0.80  $ 1.01  $ 1.00  $ 1.00      --      --      --      --      --
Accumulation unit value at end of period                    $ 1.12  $ 0.80  $ 1.01  $ 1.00      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                                 276     182     147      16      --      --      --      --      --

SUBACCOUNT EVG (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND) (5/2/2000)
Accumulation unit value at beginning of period              $ 0.37  $ 0.50  $ 0.74  $ 1.00      --      --      --      --      --
Accumulation unit value at end of period                    $ 0.44  $ 0.37  $ 0.50  $ 0.74      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                                 499     270     228     200      --      --      --      --      --

SUBACCOUNT EIA (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND) (8/26/1999)
Accumulation unit value at beginning of period              $ 0.85  $ 0.93  $ 0.90  $ 1.00  $ 1.00      --      --      --      --
Accumulation unit value at end of period                    $ 1.05  $ 0.85  $ 0.93  $ 0.90  $ 1.00      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                               2,699   2,403   5,449     556       8      --      --      --      --

SUBACCOUNT EMG (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND) (2/21/1995)
Accumulation unit value at beginning of period              $ 1.51  $ 1.76  $ 1.99  $ 2.07  $ 1.83  $ 1.60  $ 1.36  $ 1.18  $ 1.00
Accumulation unit value at end of period                    $ 1.79  $ 1.51  $ 1.76  $ 1.99  $ 2.07  $ 1.83  $ 1.60  $ 1.36  $ 1.18
Number of accumulation units outstanding
at end of period (000 omitted)                               5,043   5,336   6,404   6,779   5,985   4,684   2,944   1,546     589

SUBACCOUNT EGD (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)) (10/29/1997)
Accumulation unit value at beginning of period              $ 0.98  $ 1.27  $ 1.54  $ 1.72  $ 1.32  $ 1.05  $ 1.00      --      --
Accumulation unit value at end of period                    $ 1.20  $ 0.98  $ 1.27  $ 1.54  $ 1.72  $ 1.32  $ 1.05      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                               4,512   3,938   4,237   3,717   2,141   1,108      69      --      --


            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                          2003    2002    2001    2000    1999    1998    1997    1996    1995
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EVF (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND) (5/2/2000)
Accumulation unit value at beginning of period              $ 1.16  $ 1.11  $ 1.06  $ 1.00      --      --      --      --      --
Accumulation unit value at end of period                    $ 1.16  $ 1.16  $ 1.11  $ 1.06      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                                 466     520     259      76      --      --      --      --      --

SUBACCOUNT EVS (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND) (5/2/2000)
Accumulation unit value at beginning of period              $ 0.74  $ 0.91  $ 0.99  $ 1.00      --      --      --      --      --
Accumulation unit value at end of period                    $ 1.09  $ 0.74  $ 0.91  $ 0.99      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                                 178      69      66      20      --      --      --      --      --

SUBACCOUNT ECA (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES) (8/26/1999)
Accumulation unit value at beginning of period              $ 0.71  $ 0.95  $ 1.26  $ 1.43  $ 1.00      --      --      --      --
Accumulation unit value at end of period                    $ 0.91  $ 0.71  $ 0.95  $ 1.26  $ 1.43      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                               2,936   3,287   4,269   3,037      57      --      --      --      --

SUBACCOUNT ECD (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES) (9/22/1999)
Accumulation unit value at beginning of period              $ 0.96  $ 1.23  $ 1.36  $ 1.26  $ 1.00      --      --      --      --
Accumulation unit value at end of period                    $ 1.28  $ 0.96  $ 1.23  $ 1.36  $ 1.26      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                                 634     620     592     480       1      --      --      --      --

SUBACCOUNT EVA (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES) (10/30/1997)
Accumulation unit value at beginning of period              $ 0.86  $ 1.25  $ 1.45  $ 1.72  $ 1.34  $ 1.03  $ 1.00      --      --
Accumulation unit value at end of period                    $ 1.06  $ 0.86  $ 1.25  $ 1.45  $ 1.72  $ 1.34  $ 1.03      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                               9,246  10,223  11,706  11,388   5,638   1,779      66      --      --

SUBACCOUNT EPP (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B)) (9/22/1999)
Accumulation unit value at beginning of period              $ 0.54  $ 0.79  $ 0.96  $ 1.17  $ 1.00      --      --      --      --
Accumulation unit value at end of period                    $ 0.65  $ 0.54  $ 0.79  $ 0.96  $ 1.17      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                               2,140   2,312   2,574   3,368      56      --      --      --      --

SUBACCOUNT ETC (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B)) (9/22/1999)
Accumulation unit value at beginning of period              $ 0.46  $ 0.79  $ 1.08  $ 1.40  $ 1.00      --      --      --      --
Accumulation unit value at end of period                    $ 0.65  $ 0.46  $ 0.79  $ 1.08  $ 1.40      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                               1,451   1,387   1,958   2,278     105      --      --      --      --

SUBACCOUNT EHG (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO (CLASS B)) (9/22/1999)
Accumulation unit value at beginning of period              $ 1.23  $ 1.16  $ 1.09  $ 1.00  $ 1.00      --      --      --      --
Accumulation unit value at end of period                    $ 1.25  $ 1.23  $ 1.16  $ 1.09  $ 1.00      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                               1,392   1,554   1,282     743       7      --      --      --      --

SUBACCOUNT EAS (INVESTING IN SHARES OF BARON CAPITAL ASSET FUND - INSURANCE SHARES) (9/22/1999)
Accumulation unit value at beginning of period              $ 1.07  $ 1.27  $ 1.14  $ 1.19  $ 1.00      --      --      --      --
Accumulation unit value at end of period                    $ 1.37  $ 1.07  $ 1.27  $ 1.14  $ 1.19      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                                 522     518     617   1,639      31      --      --      --      --

SUBACCOUNT EEG (INVESTING IN SHARES OF CREDIT SUISSE TRUST - MID-CAP GROWTH PORTFOLIO) (9/22/1999)
(PREVIOUSLY CREDIT SUISSE TRUST - EMERGING GROWTH PORTFOLIO)
Accumulation unit value at beginning of period              $ 0.73  $ 1.05  $ 1.28  $ 1.31  $ 1.00      --      --      --      --
Accumulation unit value at end of period                    $ 1.04  $ 0.73  $ 1.05  $ 1.28  $ 1.31      --      --      --      --
Number of accumulation
units outstanding at end                                        97      73     125     795       6      --      --      --      --

SUBACCOUNT EFG (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS) (9/22/1999)
Accumulation unit value at beginning of period              $ 0.74  $ 0.90  $ 1.00  $ 1.05  $ 1.00      --      --      --      --
Accumulation unit value at end of period                    $ 0.90  $ 0.74  $ 0.90  $ 1.00  $ 1.05      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                               1,884   1,684   1,678   1,383      71      --      --      --      --


            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                          2003    2002    2001    2000    1999    1998    1997    1996    1995
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EFM (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS) (9/22/1999)
Accumulation unit value at beginning of period              $ 1.39  $ 1.56  $ 1.64  $ 1.24  $ 1.00      --      --      --      --
Accumulation unit value at end of period                    $ 1.90  $ 1.39  $ 1.56  $ 1.64  $ 1.24      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                               2,236   2,384   2,142   2,714      44      --      --      --      --

SUBACCOUNT EFO (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS) (9/22/1999)
Accumulation unit value at beginning of period              $ 0.60  $ 0.76  $ 0.98  $ 1.23  $ 1.00      --      --      --      --
Accumulation unit value at end of period                    $ 0.85  $ 0.60  $ 0.76  $ 0.98  $ 1.23      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                                 510     568     529     516      33      --      --      --      --

SUBACCOUNT ERE (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2) (9/22/1999)
Accumulation unit value at beginning of period              $ 1.34  $ 1.33  $ 1.25  $ 0.97  $ 1.00      --      --      --      --
Accumulation unit value at end of period                    $ 1.80  $ 1.34  $ 1.33  $ 1.25  $ 0.97      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                                 676     542     325     202       1      --      --      --      --

SUBACCOUNT EMU (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2) (9/22/1999)
Accumulation unit value at beginning of period              $ 1.07  $ 1.23  $ 1.17  $ 1.05  $ 1.00      --      --      --      --
Accumulation unit value at end of period                    $ 1.32  $ 1.07  $ 1.23  $ 1.17  $ 1.05      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                               4,692     966     546     170      31      --      --      --      --

SUBACCOUNT WINT5 (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2) (3/1/2002)
Accumulation unit value at beginning of period              $ 0.84  $ 1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period                    $ 1.09  $ 0.84      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                               1,018     286      --      --      --      --      --      --      --

SUBACCOUNT JCG (INVESTING IN SHARES OF GOLDMAN SACHS VIT CAPITAL GROWTH FUND) (9/22/1999)
Accumulation unit value at beginning of period              $ 0.66  $ 0.88  $ 1.05  $ 1.16  $ 1.00      --      --      --      --
Accumulation unit value at end of period                    $ 0.81  $ 0.66  $ 0.88  $ 1.05  $ 1.16      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                                 442     462     626     613     226      --      --      --      --

SUBACCOUNT JUS (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND) (9/22/1999)
Accumulation unit value at beginning of period              $ 0.67  $ 0.87  $ 1.00  $ 1.12  $ 1.00      --      --      --      --
Accumulation unit value at end of period                    $ 0.85  $ 0.67  $ 0.87  $ 1.00  $ 1.12      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                               1,449   1,109   1,183   1,247     480      --      --      --      --

SUBACCOUNT JIF (INVESTING IN SHARES OF GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND) (9/22/1999)
Accumulation unit value at beginning of period              $ 0.67  $ 0.83  $ 1.08  $ 1.27  $ 1.00      --      --      --      --
Accumulation unit value at end of period                    $ 0.89  $ 0.67  $ 0.83  $ 1.08  $ 1.27      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                                 125     113      84     195      30      --      --      --      --

SUBACCOUNT EJT (INVESTING IN SHARES OF JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES) (5/2/2000)
Accumulation unit value at beginning of period              $ 0.25  $ 0.42  $ 0.68  $ 1.00      --      --      --      --      --
Accumulation unit value at end of period                    $ 0.35  $ 0.25  $ 0.42  $ 0.68      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                                 751     779     878     898      --      --      --      --      --

SUBACCOUNT EJG (INVESTING IN SHARES OF JANUS ASPEN SERIES GROWTH PORTFOLIO: SERVICE SHARES) (5/2/2000)
Accumulation unit value at beginning of period              $ 0.44  $ 0.61  $ 0.82  $ 1.00      --      --      --      --      --
Accumulation unit value at end of period                    $ 0.57  $ 0.44  $ 0.61  $ 0.82      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                               2,188   2,583   3,385   2,472      --      --      --      --      --

SUBACCOUNT EJI (INVESTING IN SHARES OF JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES) (5/2/2000)
Accumulation unit value at beginning of period              $ 0.44  $ 0.60  $ 0.80  $ 1.00      --      --      --      --      --
Accumulation unit value at end of period                    $ 0.58  $ 0.44  $ 0.60  $ 0.80      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                               2,119   1,323   1,719   1,304      --      --      --      --      --

            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                          2003    2002    2001    2000    1999    1998    1997    1996    1995
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EJA (INVESTING IN SHARES OF JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO: SERVICE SHARES) (5/2/2000)
Accumulation unit value at beginning of period              $ 0.30  $ 0.42  $ 0.70  $ 1.00      --      --      --      --      --
Accumulation unit value at end of period                    $ 0.39  $ 0.30  $ 0.42  $ 0.70      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                               1,578   1,833   2,218   1,737      --      --      --      --      --

SUBACCOUNT EDE (INVESTING IN SHARES OF JPMORGAN U.S. LARGE CAP CORE EQUITY PORTFOLIO) (9/22/1999)
Accumulation unit value at beginning of period              $ 0.60  $ 0.81  $ 0.94  $ 1.07  $ 1.00      --      --      --      --
Accumulation unit value at end of period                    $ 0.76  $ 0.60  $ 0.81  $ 0.94  $ 1.07      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                                 826     719     700     673      51      --      --      --      --

SUBACCOUNT ERQ (INVESTING IN SHARES OF LAZARD RETIREMENT EQUITY PORTFOLIO) (9/22/1999)
Accumulation unit value at beginning of period              $ 0.75  $ 0.91  $ 1.00  $ 1.01  $ 1.00      --      --      --      --
Accumulation unit value at end of period                    $ 0.92  $ 0.75  $ 0.91  $ 1.00  $ 1.01      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                                 133     122     168     154       1      --      --      --      --

SUBACCOUNT ERI (INVESTING IN SHARES OF LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO) (9/22/1999)
Accumulation unit value at beginning of period              $ 0.63  $ 0.72  $ 0.96  $ 1.07  $ 1.00      --      --      --      --
Accumulation unit value at end of period                    $ 0.80  $ 0.63  $ 0.72  $ 0.96  $ 1.07      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                                 133      79      82      62       1      --      --      --      --

SUBACCOUNT END (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS) (9/22/1999)
Accumulation unit value at beginning of period              $ 0.89  $ 1.33  $ 1.42  $ 1.47  $ 1.00      --      --      --      --
Accumulation unit value at end of period                    $ 1.18  $ 0.89  $ 1.33  $ 1.42  $ 1.47      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                               1,301   1,252   1,506   2,229      64      --      --      --      --

SUBACCOUNT ERS (INVESTING IN SHARES OF MFS(R) RESEARCH SERIES - INITIAL CLASS) (9/22/1999)
Accumulation unit value at beginning of period              $ 0.63  $ 0.85  $ 1.09  $ 1.16  $ 1.00      --      --      --      --
Accumulation unit value at end of period                    $ 0.77  $ 0.63  $ 0.85  $ 1.09  $ 1.16      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                               1,404   1,695   1,873   1,902     242      --      --      --      --

SUBACCOUNT EUT (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - INITIAL CLASS) (9/22/1999)
Accumulation unit value at beginning of period              $ 0.72  $ 0.95  $ 1.27  $ 1.20  $ 1.00      --      --      --      --
Accumulation unit value at end of period                    $ 0.97  $ 0.72  $ 0.95  $ 1.27  $ 1.20      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                               1,996   2,205   2,550   1,939      30      --      --      --      --

SUBACCOUNT EPG (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES) (10/5/1998)
Accumulation unit value at beginning of period              $ 0.93  $ 1.16  $ 1.26  $ 1.18  $ 1.18  $ 1.00      --      --      --
Accumulation unit value at end of period                    $ 1.16  $ 0.93  $ 1.16  $ 1.26  $ 1.18  $ 1.18      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                               5,239   5,706   6,280   6,616   4,302     239      --      --      --

SUBACCOUNT EPL (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES) (9/22/1999)
Accumulation unit value at beginning of period              $ 0.76  $ 0.93  $ 1.19  $ 1.33  $ 1.00      --      --      --      --
Accumulation unit value at end of period                    $ 0.96  $ 0.76  $ 0.93  $ 1.19  $ 1.33      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                               2,177   1,856   1,775   2,192     347      --      --      --      --

SUBACCOUNT EPN (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES) (9/22/1999)
Accumulation unit value at beginning of period              $ 0.55  $ 0.65  $ 0.93  $ 1.53  $ 1.00      --      --      --      --
Accumulation unit value at end of period                    $ 0.73  $ 0.55  $ 0.65  $ 0.93  $ 1.53      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                               1,788     762   3,607     847      35      --      --      --      --

SUBACCOUNT EMC (INVESTING IN SHARES OF ROYCE MICRO-CAP PORTFOLIO) (9/22/1999)
Accumulation unit value at beginning of period              $ 1.48  $ 1.72  $ 1.34  $ 1.15  $ 1.00      --      --      --      --
Accumulation unit value at end of period                    $ 2.17  $ 1.48  $ 1.72  $ 1.34  $ 1.15      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                                 510     369     267     239      37      --      --      --      --

            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                          2003    2002    2001    2000    1999    1998    1997    1996    1995
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EPR (INVESTING IN SHARES OF ROYCE SMALL-CAP PORTFOLIO) (9/22/1999)
Accumulation unit value at beginning of period              $ 1.40  $ 1.65  $ 1.38  $ 1.05  $ 1.00      --      --      --      --
Accumulation unit value at end of period                    $ 1.95  $ 1.40  $ 1.65  $ 1.38  $ 1.05      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                                 735     712     543     188       1      --      --      --      --

SUBACCOUNT ETV (INVESTING IN SHARES OF THIRD AVENUE VALUE PORTFOLIO) (5/2/2000)
Accumulation unit value at beginning of period              $ 1.27  $ 1.44  $ 1.29  $ 1.00      --      --      --      --      --
Accumulation unit value at end of period                    $ 1.79  $ 1.27  $ 1.44  $ 1.29      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                                 786     539     557      63      --      --      --      --      --

SUBACCOUNT EIC (INVESTING IN SHARES OF WANGER INTERNATIONAL SMALL CAP) (9/22/1999)
Accumulation unit value at beginning of period              $ 0.71  $ 0.83  $ 1.07  $ 1.51  $ 1.00      --      --      --      --
Accumulation unit value at end of period                    $ 1.04  $ 0.71  $ 0.83  $ 1.07  $ 1.51      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                               2,509     479     523     431      28      --      --      --      --

SUBACCOUNT EUC (INVESTING IN SHARES OF WANGER U.S. SMALLER COMPANIES) (9/22/1999)
Accumulation unit value at beginning of period              $ 0.94  $ 1.15  $ 1.04  $ 1.15  $ 1.00      --      --      --      --
Accumulation unit value at end of period                    $ 1.33  $ 0.94  $ 1.15  $ 1.04  $ 1.15      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                                 382     351     268     231      19      --      --      --      --

FINANCIAL STATEMENTS

You can find the audited financial statements of the subaccounts with financial history in the SAI. You can find our audited financial statements later in this prospectus.

            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS


VARIABLE ACCOUNT: The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Enterprise Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

We select the underlying funds in which the subaccounts initially invest and upon any substitution (see "Substitution of Investments"). In doing so, we may consider various objective and subjective factors. These factors include financial and distribution considerations that benefit us and/or our affiliates and the selling firms who distribute this contract.

Purchase payments and contract values invested in the AXP(R) Variable Portfolio Funds generally are more profitable for us and our affiliates. We or one of our affiliates may receive compensation from the funds including but not limited to 12b-1 fees (see "Expense Summary -- Annual Operating Expenses of the Funds").

A broker dealer affiliate of ours may distribute publicly-traded retail mutual funds that are managed by the same investment manager or adviser as one or more of the underlying funds. Similarly, the same unaffiliated investment manager or adviser may subadvise both publicly-traded retail mutual funds sponsored by one of our affiliates as well as certain portfolios of the AXP(R) Variable Portfolio Funds, which may or may not be available under the contract.

Some of these arrangements or relationships may also influence recommendations your sales representative makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a particular subaccount.

All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.


            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

YOU MAY ALLOCATE PAYMENTS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:



FUND NAME                    INVESTMENT OBJECTIVES AND POLICIES                                  INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio -  Long-term total return exceeding that of the U.S. stock market.     American Express Financial
Blue Chip Advantage Fund     Under normal market conditions, the Fund invests at least 80%       Corporation (AEFC)
                             of its net assets in blue chip stocks. Blue chip stocks are issued by companies with a market capitalization of at least $1 billion, an established management, a history of consistent earnings and a leading position within their respective
                             industries.

AXP(R) Variable Portfolio -  Capital appreciation. Invests primarily in U.S. common stocks       AEFC
Capital Resource Fund        of companies with market capitalization of at least $5 billion.

AXP(R) Variable Portfolio -  Maximum current income consistent with liquidity and stability      AEFC
Cash Management Fund         of principal. Invests primarily in money market instruments, such as marketable debt obligations issued by the U.S.
                             government or its agencies, bank certificates of deposit,
                             bankers' acceptances, letters of credit, and commercial paper, including asset-backed commercial paper.

AXP(R) Variable Portfolio -  High level of current income while attempting to conserve the       AEFC
Diversified Bond Fund        value of the investment and continuing a high level of income for the longest period of time. Under normal market conditions, the
                             Fund invests at least 80% of its net assets in bonds and other debt obligations.

AXP(R) Variable Portfolio -  High level of current income and, as a secondary goal, steady       AEFC
Diversified Equity           growth of capital. Under normal market conditions, the Fund
Income Fund                  invests at least 80% of its net assets in dividend-paying common and preferred stocks.

AXP(R) Variable Portfolio -  Long-term capital growth. Invests primarily in common stocks        AEFC
Growth Fund                  that appear to offer growth opportunities.

AXP(R) Variable Portfolio -  High current income, with capital growth as a secondary             AEFC
High Yield Bond Fund         objective. Under normal market conditions, the Fund invests at least 80% of its net assets in high-yielding, high-risk corporate bonds (junk bonds) issued by U.S. and foreign companies and governments.

AXP(R) Variable Portfolio -  Maximum total investment return through a combination of capital    AEFC
Managed Fund                 growth and current income. Invests primarily in a combination of common and preferred stocks, bonds and other debt securities.

AXP(R) Variable Portfolio -  Long-term growth of capital. Invests primarily in common stocks     AEFC
NEW DIMENSIONS FUND(R)       showing potential for significant growth.

AXP(R) Variable Portfolio -  A high level of current income and safety of principal consistent   AEFC
Short Duration U.S.          with an investment in U.S. government and government agency
Government Fund              securities. Under normal market conditions, at least 80% of the
                             Fund's net assets are invested in securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities.


            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

FUND NAME                    INVESTMENT OBJECTIVES AND POLICIES                                  INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio -  Long-term capital growth. Under normal market conditions, at        AEFC, adviser; Kenwood Capital
Small Cap Advantage Fund     least 80% of the Fund's net assets are invested in equity           Management LLC, subadviser
                             securities of companies that are often included in the Russell
                             2000(R) Index and/or have market capitalization of up to $2 billion at the time the Fund first invests in them.

AIM V.I. Capital             Growth of capital. Invests principally in common stocks of          A I M Advisors, Inc.
Appreciation Fund,           companies likely to benefit from new or innovative products,
Series I Shares              services or processes as well as those with above-average
                             growth and excellent prospects for future growth. The Fund may invest up to 25% of its assets in foreign securities.

AIM V .I. Capital            Long-term growth of capital. Invests primarily in securities        A I M Advisors, Inc.
Development Fund,            (including common stocks, convertible securities and bonds) of
Series I Shares              small- and medium-sized companies. The Fund may invest up to
                             25% of its assets in foreign securities.

AIM V.I. Premier Equity      Long-term growth of capital with income as a secondary              A I M Advisors, Inc.
Fund, Series I Shares        objective. Invests normally at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities including convertible securities. The fund also may invest in preferred stocks and debt instruments that have prospects for growth of capital. The Fund may invest up to 25% of its assets in foreign securities.

AllianceBernstein            Long-term growth of capital by pursuing aggressive investment       Alliance Capital Management L.P.
VP Premier Growth            policies. Invests primarily in equity securities of a limited
Portfolio (Class B)          number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth.

AllianceBernstein            Growth of capital. Current income is only an incidental             Alliance Capital Management L.P.
VP Technology Portfolio      consideration. Invests primarily in securities of companies
(Class B)                    expected to benefit from technological advances and
                             improvements.

AllianceBernstein            High level of current income consistent with preservation of       Alliance Capital Management L.P.
VP U.S. Government/          capital. Invests primarily in (1) U.S. government securities
High Grade Securities        and (2) other high-grade debt securities or, if unrated, of
Portfolio (Class B)          equivalent quality.

Baron Capital Asset Fund -   Capital appreciation. Invests primarily in securities of small-    BAMCO, Inc.
Insurance Shares             and medium-sized companies with undervalued assets or favorable growth prospects.

Credit Suisse Trust -        Maximum capital appreciation. Invests in U.S. equity securities    Credit Suisse Asset Management, LLC
Mid-Cap Growth               of "mid-cap" growth companies with growth characteristics such
Portfolio (previously        as positive earnings and potential for accelerated growth.
Credit Suisse Trust -
Emerging Growth Portfolio)


            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

FUND NAME                    INVESTMENT OBJECTIVES AND POLICIES                                  INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth &     Seeks high total return through a combination of current income     Fidelity Management & Research
Income Portfolio             and capital appreciation. Normally invests a majority of assets     Company (FMR), investment manager;
Service Class                in common stocks with  a focus on those that pay current dividends  FMR U.K., FMR Far East,
                             and show potential for capital appreciation. May invest in bonds,   sub-investment advisers.
                             including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation. Invests in domestic and foreign issuers. The Fund invests in either growth stocks or value stocks or both.

Fidelity(R) VIP Mid Cap      Seeks long-term growth of capital. Normally invests primarily       FMR, investment manager; FMR U.K.,
Portfolio Service Class      in common stocks. Normally invests at least 80% of assets in        FMR Far East, sub-investment
                             securities of companies with medium market capitalizations. May     advisers.
                             invest in companies with smaller or larger market
                             capitalizations. Invests in domestic and foreign issuers. The
                             Fund invests in growth or value common stocks.

Fidelity(R) VIP Overseas     Seeks long-term growth of capital. Normally invests primarily       FMR, investment manager; FMR U.K.,
Portfolio Service Class      in common stocks of foreign securities. Normally invests at         FMR Far East, Fidelity
                             least 80% of assets in non-U.S. securities.                         International Investment Advisors
                                                                                                 (FIIA) and FIIA U.K.,
                                                                                                 sub-investment advisers.

FTVIPT Franklin Real         Seeks capital appreciation, with current income as a secondary      Franklin Advisers, Inc.
Estate Fund - Class 2        goal. The Fund normally invests at least 80% of its net assets in investments of companies operating in the real estate sector.
                             The Fund invests primarily in real estate investment trusts, with generally medium to small market capitalizations, and in companies that derive at least half of their assets or revenues from the ownership, construction, management, or sale of residential, commercial or industrial real estate.

FTVIPT Mutual Shares         Seeks capital appreciation, with income as a secondary goal.        Franklin Mutual Advisers, LLC
Securities Fund - Class 2    The Fund normally invests mainly in U.S. equity securities that the Fund's manager believes are available at market prices less than their value based on certain recognized or objective
                             criteria, including undervalued stocks, merger/risk arbitrage securities and distressed companies.

FTVIPT Templeton Foreign     Seeks long-term capital growth. The Fund normally invests at        Templeton Investment Counsel, LLC
Securities Fund - Class 2    least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

Goldman Sachs VIT Capital    The Goldman Sachs VIT Capital Growth Fund seeks long-term           AEFC, adviser; Goldman Sachs Asset
Growth Fund                  growth of capital. The Fund invests, under normal                   Management, L.P. and Royce &
                             circumstances, at least 90% of its total assets (not including      Associates, LLC, subadvisers.
                             securities lending collateral and any investment of that
                             collateral) measured at the time of purchase in a diversified portfolio of equity investments that are considered by the investment adviser to have long-term capital appreciation
                             potential. Although the Fund invests primarily in publicly traded U.S. securities, it may invest up to 10% of its Total
                             Assets in foreign securities, including securities in emerging countries and securities quoted in foreign currencies.



            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

FUND NAME                    INVESTMENT OBJECTIVES AND POLICIES                                  INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT            Seeks long-term growth of capital and dividend income. The Fund     Goldman Sachs Asset
CORE(SM) U.S. Equity Fund    invests, under normal circumstances, at least 90% of its total      Management, L.P.
                             assets (not including securities lending collateral and any
CORE(SM) is a service mark   investment of that collateral) measured at time of purchase in
of Goldman, Sachs & Co.      a broadly diversified portfolio of large-cap and blue chip equity investments representing all major sectors of the U.S.
                             The Fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining
                             risk, style, capitalization and industry characteristics
                             similar to the S&P 500 Index. The Fund seeks a broad
                             representation in most major sectors of the U.S. economy and a portfolio consisting of companies with average long-term earnings growth expectations and dividend yields.

Goldman Sachs VIT            Seeks long-term capital appreciation. The Fund invests, under       Goldman Sachs Asset Management
International Equity Fund    normal circumstances, substantially all, and at least 80% of        International
                             its net assets plus any borrowings for investment purposes
                             (measured at time of purchase) in a diversified portfolio of equity investments in companies that are organized outside the
                             United States or whose securities are principally traded outside the United States. The Fund intends to invest in companies with public stock market capitalizations that are larger than $1 billion at the time of investment. The Fund may allocate its assets among countries as determined by the investment Adviser from time-to-time, provided the Fund's assets are invested in at least three foreign countries. The Fund expects to invest a substantial portion of its assets in the securities of issuers located in the developed countries of western Europe and in
                             Japan. However, the Fund may also invest in the securities of issuers located in Australia, Canada, New Zealand and in
                             emerging countries. Currently, emerging countries include, among others, most Latin and South American, African, Asian and
                             Eastern Europe nations.

Janus Aspen Series Global    Long-term growth of capital. Non-diversified mutual fund that       Janus Capital
Technology Portfolio:        invests, under normal circumstances, at least 80% of its net
Service Shares               assets in securities of companies that the portfolio manager believes will benefit significantly from advances or
                             improvements in technology. It implements this policy by
                             investing primarily in equity securities of U.S. and foreign companies selected for their growth potential.

Janus Aspen Series Growth    Long-term growth of capital in a manner consistent with the         Janus Capital
Portfolio: Service Shares    preservation of capital. Invests primarily in common stocks selected for their growth potential.

Janus Aspen Series           Long-term growth of capital. Invests, under normal                  Janus Capital
International Growth         circumstances, at least 80% of its net assets in securities of
Portfolio: Service Shares    issuers from at least five different countries, excluding the
                             United States. Although the Portfolio intends to invest
                             substantially all of its assets in issuers located outside the
                             United States, it may at times invest in U.S. issuers and under unusual circumstances, it may invest all of its assets in fewer than five countries or even a single country.


            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

FUND NAME                    INVESTMENT OBJECTIVES AND POLICIES                                  INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series           Seeks long-term growth of capital. Invests, under normal            Janus Capital
Mid Cap Growth Portfolio:    circumstances, at least 80% of its net assets in equity
Service Shares               securities of mid-sized companies whose market capitalization falls, at the time of initial purchase, in the 12-month average of the capitalization ranges of the Russell Midcap Growth Index.

JPMorgan U.S. Large Cap      Seeks to provide a high total return from a portfolio of            J.P. Morgan Investment Management
Core Equity Portfolio        selected equity securities. The portfolio invests primarily in      Inc.
                             large and medium capitalization U.S. companies. The portfolio is designed for investors who want an actively managed
                             portfolio of selected equity securities that seeks to
                             outperform the S&P 500(R) Index.

Lazard Retirement            Long-term capital appreciation. Invests primarily in equity         Lazard Asset Management, LLC
Equity Portfolio             securities, principally common stocks, of relatively large U.S.
                             companies with market capitalizations in the range of the S&P
                             500(R) Index that the Investment Manager believes are
                             undervalued based on their earnings, cash flow or asset values.

Lazard Retirement            Long-term capital appreciation. Invests primarily in equity         Lazard Asset Management, LLC
International                securities, principally common stocks, of relatively large
Equity Portfolio             non-U.S. companies with market capitalizations in the range of the Morgan Stanley Capital International (MSCI) Europe,
                             Australia and Far East (EAFE(R)) Index that the Investment
                             Manager believes are undervalued based on their earnings, cash flow or asset values.

MFS(R) New Discovery         Capital appreciation. Invests in at least 65% of its net assets     MFS Investment Management(R)
Series - Initial Class       in equity securities of emerging growth companies.

MFS(R) Research Series -     Long-term growth of capital and future income. Invests              MFS Investment Management(R)
Initial Class                primarily in common stocks and related securities that have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share, and superior management.

MFS(R) Utilities Series -    Capital growth and current income. Invests primarily in equity      MFS Investment Management(R)
Initial Class                and debt securities of domestic and foreign companies in the utilities industry.

Putnam VT Growth and         Capital growth and current income. The fund pursues its goal        Putnam Investment Management, LLC
Income Fund -                by investing mainly in common stocks of U.S. companies with a
Class IB Shares              focus on value stocks that offer the potential for capital growth, current income or both.

Putnam VT International      Capital appreciation. The fund pursues its goal by investing        Putnam Investment Management, LLC
Equity Fund -                mainly in common stocks of companies outside the United States
Class IB Shares              that Putnam Management believes have favorable investment
                             potential. Under normal circumstances, the fund invests at least 80% of the fund's net assets in equity investments.


            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

FUND NAME                    INVESTMENT OBJECTIVES AND POLICIES                                  INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
Putnam VT International      Long-term capital appreciation. The fund pursues its goal by        Putnam Investment Management, LLC
New Opportunities Fund -     investing mainly in common stocks of companies outside the
Class IB Shares              United States, with a focus on growth stocks.

Royce Micro-Cap Portfolio    Long-term growth of capital. Invests primarily in a broadly         Royce & Associates, LLC
                             diversified portfolio of equity securities issued by micro-cap companies (companies with stock market capitalizations below
                             $400 million).

Royce Small-Cap Portfolio    Long-term growth of capital with current income as a secondary      Royce & Associates, LLC
                             objective. Invests primarily in a limited number of equity securities issued by small companies with stock market
                             capitalization below $2 billion.

Third Avenue                 Long-term capital appreciation. Invests primarily in common         Third Avenue Management LLC
Value Portfolio              stocks of well financed, well managed companies at a
                             substantial discount to what the Adviser believes is their true value.

Wanger International         Long-term growth of capital. Invests primarily in stocks of         Columbia Wanger Asset
Small Cap                    non-U.S. companies with capitalizations of less than $2 billion     Management, L.P.
                             at time of purchase.

Wanger U.S. Smaller          Long-term growth of capital. Invests primarily in stocks of         Columbia Wanger Asset
Companies                    small- and medium-size U.S. companies with capitalizations of       Management, L.P.
                             less than $5 billion at time of purchase.


            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

THE GUARANTEE PERIOD ACCOUNTS (GPAS)

The GPAs are not available for contracts issued in Maryland, Oregon, Pennsylvania or Washington and may not be available in other states. Any reference in this prospectus to the GPAs, and any contract features or benefits associated with the GPAs are deleted for contracts issued in Maryland, Oregon, Pennsylvania and Washington or any other state that does not allow investment in the GPAs.

You may allocate purchase payments to one or more of the GPAs with guarantee periods declared by us. These periods of time may vary by state. The minimum required investment in each GPA is $1,000. There are restrictions on the amount you can allocate to these accounts as well as on transfers from these accounts (see "Buying Your Contract" and "Transfer policies"). These accounts are not available in all states and are not offered after annuity payouts begin. Some states also restrict the amount you can allocate to these accounts.


Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the Guarantee Period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on contract value currently in a GPA.


The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion ("Future Rates"). We will determine Future Rates based on various factors including, but not limited to, the interest rate environment, returns we earn on investments in the nonunitized separate account we have established for the GPAs, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition and American Enterprise Life's revenues and other expenses. WE CANNOT PREDICT NOR CAN WE GUARANTEE WHAT FUTURE RATES WILL BE.


You may transfer or withdraw contract value out of the GPAs within 30 days before the end of the Guarantee Period without receiving a MVA (see "Market Value Adjustment (MVA)" below.) During this 30 day window you may choose to start a new Guarantee Period of the same length, transfer the contract value to another GPA, transfer the contract value to any of the subaccounts, or withdraw the contract value from the contract (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your Guarantee Period our current practice is to automatically transfer the contract value into the one-year fixed account.

We hold amounts you allocate to the GPAs in a "nonunitized" separate account we have established under the Indiana Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.

We intend to construct and manage the investment portfolio relating to the separate account using a strategy known as "immunization." Immunization seeks to lock in a defined return on the pool of assets versus the pool of liabilities over a specified time horizon. Since the return on the assets versus the liabilities is locked in, it is "immune" to any potential fluctuations in interest rates during the given time. We achieve immunization by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is essentially equal to the price duration of the corresponding portfolio of liabilities. Portfolio immunization provides us with flexibility and efficiency in creating and managing the asset portfolio, while still assuring safety and soundness for funding liability obligations.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable Guarantee Periods. These instruments include, but are not necessarily limited to, the following:

- Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

- Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch (formerly Duff & Phelp's) -- or are rated in the two highest grades by the National Association of Insurance Commissioners;

- Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and

- Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.

            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

MARKET VALUE ADJUSTMENT (MVA)

We guarantee the contract value allocated to your GPA, including the interest credited, if you do not make any transfers or withdrawals from that GPA prior to 30 days before the end of the Guarantee Period. However, we will apply an MVA if a transfer or withdrawal occurs prior to this time, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. The MVA also affects amounts withdrawn from a GPA prior to 30 days before the end of the Guarantee Period that are used to purchase payouts under an annuity payout plan. We will refer to all of these transactions as "early withdrawals" in the discussion below.

When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.


The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your Guarantee Period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. This is summarized in the following table:



                           IF YOUR GPA RATE IS:                    THE MVA IS:
                    Less than the new GPA rate + 0.10%               Negative
                    Equal to the new GPA rate + 0.10%                Zero
                    Greater than the new GPA rate + 0.10%            Positive


GENERAL EXAMPLES


As the examples below demonstrate, the application of an MVA may result in either a gain or loss of principal. We refer to all of the transactions described below as "early withdrawals."

Assume:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

- We guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period.

- After three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

EXAMPLE 1: Remember that your GPA is earning 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. We add 0.10% to the 3.5% rate to get 3.6%. Your GPA's 3.0% rate is less than the 3.6% rate so the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 3.0%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. We add 0.10% to the 2.5% rate to get 2.6%. In this example, since your GPA's 3.0% rate is greater than the 2.6% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

SAMPLE MVA CALCULATIONS

The precise MVA formula we apply is as follows:

   EARLY WITHDRAWAL AMOUNT x [(    1 + i    )(TO THE POWER OF n/12) - 1] = MVA
                               ------------
                               1 + j + .001

     Where i = rate earned in the GPA from which amounts are being transferred or withdrawn.

           j = current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period.

           n = number of months remaining in the current Guarantee Period
               (rounded up).


            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

EXAMPLES

Using assumptions similar to those we used in the examples above:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

- We guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period.

- After three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

EXAMPLE 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. Using the formula above, we determine the MVA as follows:

   $1,000 x [(          1.030          )(TO THE POWER OF 84/12 - 1] = -$39.84
                ---------------------
                  1 + .035 + .001

In this example, the MVA is a negative $39.84.

EXAMPLE 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. Using the formula above, we determine the MVA as follows:

   $1,000 x [(          1.030          )(TO THE POWER OF 84/12 - 1] = $27.61
                ---------------------
                  1 + .025 + .001

In this example, the MVA is a positive $27.61.

Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the Guarantee Period, your withdrawal charge percentage is 6%. (See "Charges -- Withdrawal Charge.") We do not apply MVAs to the amounts we deduct for withdrawal charges, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable withdrawal charge, unless you request otherwise.


The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.


We will not apply MVAs to amounts withdrawn for annual contract charges, to amounts we pay as death claims or to automatic transfers from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.


THE ONE-YEAR FIXED ACCOUNT


You may also allocate purchase payments or transfer accumulated value to the one-year fixed account. Some states may restrict the amount you can allocate to this account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. Thereafter we will change the rates from time-to-time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition, and American Enterprise Life's revenues and expenses.

The guaranteed minimum interest rate offered may vary by state but will not be lower than state law allows.

There are restrictions on the amount you can allocate to this account as well as on transfers from this account (see "Buying Your Contract" and "Transfer policies").


Interest in the one-year fixed account is not required to be registered with the SEC. However, the MVA interests under the contracts are registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account (but the SEC does review the disclosures in this prospectus on the MVA interests). Disclosures regarding the one-year fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the one-year fixed account.)

            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

BUYING YOUR CONTRACT


Your sales representative will help you complete and submit an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You may buy a qualified or nonqualified annuity. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 90 or younger. (The age limit may be younger for qualified annuities in some states.)


When you apply, you may select:

- a death benefit option if both you and the annuitant are 79 or younger at contract issue(1):

-    the optional Guaranteed Minimum Income Benefit Rider(2);

-    the optional 8% Performance Credit Rider(2);

- the one-year fixed account, GPAs and/or subaccounts in which you want to invest(3);

-    how you want to make purchase payments;

-    the date you want to start receiving annuity payouts (the retirement date);
     and

-    a beneficiary.

(1) If you and the annuitant are 79 or younger at contract issue, you may select the ROP, MAV or EDB death benefit. The EDB not be available in all states. If either you or the annuitant are 80 or older at contract issue, the ROP death benefit will apply.

(2) You may select either the GMIB or the PCR, but not both. Riders may not be available in all states. The GMIB is only available if the annuitant is 75 or younger at contract issue. If you select the GMIB you must select either the MAV death benefit or the EDB.


(3) Some states may restrict the amount you can allocate to the GPAs and the one-year fixed account. GPAs are not available under contracts issued in Maryland, Oregon, Pennsylvania or Washington and may not be available in other states.

The contract provides for allocation of purchase payments to the subaccounts of the variable account, to the GPAs and/or to the one-year fixed account in even 1% increments subject to the $1,000 minimum required investment for the GPAs. For contracts with applications signed on or after June 16, 2003, the amount of any purchase payment allocated to the GPAs and the one-year fixed account in total cannot exceed 30% of the purchase payment. More than 30% of a purchase payment may be so allocated if you establish a dollar cost averaging arrangement with respect to the purchase payment according to procedures currently in effect, or you are participating according to the rules of an asset allocation model portfolio program available under the contract, if any.

If your application is complete, we will process it and apply your purchase payment to the GPAs, one-year fixed account and subaccounts you selected within two business days after we receive it at our home office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our home office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our home office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

You may make monthly payments to your contract under a SIP. You must make an initial purchase payment of at least $5,000 in South Carolina, Texas or Washington or $2,000 in all other states. Then, to begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.


In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date.

THE RETIREMENT DATE


Annuity payouts begin on the retirement date. When we process your application, we will establish the retirement date to be the maximum age for nonqualified annuities and Roth IRAs and for qualified annuities the date specified below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different date, depending on your needs and goals and on certain restrictions. You also can change the retirement date, provided you send us written instructions at least 30 days before annuity payouts begin.


FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the retirement date must be:

-    no earlier than the 30th day after the contract's effective date; and


- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75.


            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAs, to comply with IRS regulations, the retirement date generally must be:

- for IRAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you satisfy your required minimum distributions by some other IRS approved method, or in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later.


BENEFICIARY

We will pay your named beneficiary the death benefit if it becomes payable before the retirement date while the contract is in force and before annuity payouts begin. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

MINIMUM INITIAL PURCHASE PAYMENT
   $5,000 for contracts issued in South Carolina, Texas, and Washington $2,000 for contracts issued in all other states

MINIMUM ADDITIONAL PURCHASE PAYMENTS
   $50 for SIPs
   $100 for all other payment plans

MAXIMUM TOTAL PURCHASE PAYMENTS*
   $1,000,000 for issue ages up to 85
   $100,000 for issue ages 86 to 90

* These limits apply in total to all American Enterprise Life annuities you own. We reserve the right to waive or increase maximum limits. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.


HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER


Send your check along with your name and contract number to our home office:


AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY SIP

Contact your sales representative to complete the necessary SIP paperwork.

            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

CHARGES

CONTRACT ADMINISTRATIVE CHARGE


We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary or, if earlier, when the contract is fully withdrawn. We prorate this charge among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value. Some states limit the amount of any contract charge allocated to the fixed account.


We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct this charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 1.25% of their average daily net assets on an annual basis. This fee includes coverage under any of the three death benefit options. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the GPAs or the one-year fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge or variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed in the following paragraphs, will cover sales and distribution expenses.

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE

We charge a fee (currently 0.35%) based on the adjusted contract value for this optional feature only if you select it.* If selected, we deduct the fee from the contract value on your contract anniversary at the end of each contract year. We prorate the GMIB fee among the subaccounts, GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.

If the contract is terminated for any reason or when annuity payouts begin, we will deduct the GMIB fee, adjusted for the number of calendar days coverage was in place. We cannot increase the GMIB fee after the rider effective date and it does not apply after annuity payouts begin.

We calculate the fee as follows: 0.35% x (CV + ST - FAV)

     CV = contract value on the contract anniversary.

     ST = transfers from the subaccounts to the GPAs or the one-year fixed account made six months before the contract anniversary.

     FAV = the value of your GPAs and the one-year fixed account.

The result of ST - FAV will never be greater than zero. This allows us to base the GMIB fee largely on the subaccounts, and not on the GPAs or the one-year fixed account.

            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE


- You purchase the contract with a payment of $50,000 on Jan. 1, 2004 and allocate all of your payment to the subaccounts.

- On Sept. 1, 2004 your contract value is $75,000. You transfer $15,000 from the subaccounts to the one-year fixed account.

- On Jan. 1, 2005 (the first contract anniversary) the one-year fixed account value is $15,250 and the subaccount value is $58,000. Your total contract value is $73,250.


-    The GMIB fee percentage is 0.35%.

We calculate the charge for the GMIB as follows:

     Contract value on the contract anniversary:                                     $73,250.00
     plus transfers from the subaccounts to the one-year fixed account
     in the six months before the contract anniversary:                              +15,000.00
     minus the value of the one-year fixed account on the contract anniversary:      -15,250.00
                                                                                     ----------
                                                                                     $73,000.00
The GMIB fee charged to you: 0.35% x $73,000 =                                       $   255.50

8% PERFORMANCE CREDIT RIDER (PCR) FEE


We charge a fee of 0.25% of your contract value for this optional feature only if you select it. If selected, we deduct the PCR fee from your contract value on your contract anniversary date at the end of each contract year. We prorate this fee among the subaccounts, GPAs and the one-year fixed account in the same proportion as your interest in each account bears to your total contract value.


If the contract is terminated for any reason or when annuity payouts begin, we will deduct the PCR fee, adjusted for the number of calendar days coverage was in place. We cannot increase the PCR fee.

WITHDRAWAL CHARGE


If you withdraw all or part of your contract, you may be subject to a withdrawal charge. A withdrawal charge applies if all or part of the withdrawal amount is from any purchase payment we received less than eight years before the date of withdrawal. The withdrawal charge percentages that apply to you are shown in your contract. In addition, amounts withdrawn from a GPA more than 30 days before the end of the applicable Guarantee Period will be subject to a MVA. (See "The Fixed Accounts -- Market Value Adjustments (MVA).")

Each time you make a purchase payment under the contract, a withdrawal charge attaches to that purchase payment. The withdrawal charge percentage for each purchase payment declines according to a schedule shown in the contract. For example, during the first two years after a purchase payment is made, the withdrawal charge percentage attached to that payment is 7%. The withdrawal charge percentage for that payment during the seventh year after it is made is 2%. At the beginning of the eighth year after that purchase payment is made, and thereafter, there is no withdrawal charge as to that payment.

You may withdraw an amount during any contract year without incurring a withdrawal charge. We call this amount the Total Free Amount ("TFA"). The TFA is the amount of your contract value that you may withdraw without incurring a withdrawal charge. Amounts withdrawn in excess of the Total Free Amount may be subject to a withdrawal charge as described below. The Total Free Amount is defined as the maximum of (a) and (b) where:

     (a) is 10% of your prior anniversary's contract value, and

     (b) is current contract earnings.

NOTE: We determine current contract earnings (CE) by looking at the entire contract value (CV), not the earnings of any particular subaccount or GPA. If the contract value is less than purchase payments received and not previously withdrawn (PPNPW) then contract earnings are zero. We consider your initial purchase payment to be the prior anniversary's contract value during the first contract year.

For purposes of calculating any withdrawal charge, we treat amounts withdrawn from your contract value in the following order:

1. First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary's contract value. We do not assess a withdrawal charge on this amount.

2. Next, we withdraw contract earnings, if any, that are greater than the amount described in number one above. We do not assess a withdrawal charge on contract earnings.

3. Next we withdraw purchase payments received prior to the withdrawal charge period shown in your contract. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period you selected and shown in your contract. We withdraw these payments on a "first-in, first-out" (FIFO) basis. We do assess a withdrawal charge on these payments.


            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

NOTE: After withdrawing earnings in numbers one and two above, we next withdraw enough additional contract value (ACV) to meet your requested withdrawal amount. If the amount described in number one above was greater than contract earnings prior to the withdrawal, the excess (XSF) will be excluded from the purchase payments being withdrawn that were received most recently when calculating the withdrawal charge. We determine the amount of purchase payments being withdrawn
(PPW) in numbers three and four above as:

                        (ACV - XSF)
      PPW  =  XSF +  -----------------  x  (PPNPW - XSF)
                        (CV - TFA)

If the additional contract value withdrawn is less than XSF, then PPW will equal ACV.

We determine your withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage, and then totaling the withdrawal charges.


The withdrawal charge percentage depends on the number of years since you made the payments that are withdrawn.

                    YEARS FROM PURCHASE          WITHDRAWAL CHARGE
                      PAYMENT RECEIPT                PERCENTAGE
                         1                               7%
                         2                               7
                         3                               6
                         4                               6
                         5                               5
                         6                               4
                         7                               2
                         Thereafter                      0

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.


WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.27% if the assumed investment rate is 3.5% and 6.77% if the assumed investment rate is 5%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.


WITHDRAWAL CHARGE CALCULATION EXAMPLE

The following is an example of the calculation we would make to determine the withdrawal charge on a contract with this history:


- The contract date is July 1, 2004 with a contract year of July 1 through June 30 and with an anniversary date of July 1 each year; and

-    We received these payments:

     --  $10,000 July 1, 2004;

     --  $8,000 Dec. 31, 2009;

     --  $6,000 Feb. 20, 2012; and

- You withdraw the contract for its total withdrawal value of $38,101 on Aug. 5, 2014 and made no other withdrawals during that contract year; and

-    The prior anniversary July 1, 2014 contract value was $38,488.


            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

WITHDRAWAL CHARGE   EXPLANATION
       $  0         $3,848.80 is 10% of the prior anniversary's contract value withdrawn without withdrawal charge; and
          0         $10,252.20 is contract earnings in excess of the 10% TFA withdrawal amount withdrawn without withdrawal charge; and
          0         $10,000 July 1, 2004 purchase payment was received eight or more years before withdrawal and is withdrawn without withdrawal charge; and
        400         $8,000 Dec. 31, 2009 purchase payment is in its fifth year from receipt, withdrawn with a 5% withdrawal charge; and
        360         $6,000 Feb. 20, 2012 purchase payment is in its third year from receipt, withdrawn with a 6% withdrawal charge.
      ----
      $760


WAIVER OF WITHDRAWAL CHARGE

We do not assess a withdrawal charge for:

-    withdrawals of any contract earnings;

- withdrawals of amounts totaling up to 10% of your prior contract anniversary's contract value to the extent they exceed contract earnings;


- required minimum distributions from a qualified annuity provided the amount is no greater than the required minimum distribution amount calculated under your specific contract currently in force;


-    contracts settled using an annuity payout plan;

-    death benefits;

- withdrawals you make under your contract's "Waiver of Withdrawal Charges" provision. To the extent permitted by state law, your contract will include this provision when you and the annuitant are under age 76 at contract issue. We will waive withdrawal charges that we normally assess upon full or partial withdrawal if you provide proof satisfactory to us that, as of the date you request the withdrawal, you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. (See your contract for additional conditions and restrictions on this waiver); and

- to the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.

            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

VALUING YOUR INVESTMENT

We value your accounts as follows:


GPAS AND ONE-YEAR FIXED ACCOUNT


We value the amounts you allocated to the GPAs and the one-year fixed account directly in dollars. The value of a fixed account equals:

- the sum of your purchase payments and transfer amounts allocated to the one-year fixed account and the GPAs;

-    plus any contract value credits allocated to the fixed accounts;

-    plus interest credited;

- minus the sum of amounts withdrawn after any applicable MVA (including any applicable withdrawal charges) and amounts transferred out;

-    minus any prorated portion of the contract administrative charge;

-    minus any prorated portion of the GMIB fee (if applicable); and

-    minus any prorated portion of the PCR fee (if applicable).

SUBACCOUNTS


We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any contract value credits, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal; transfer amounts out of a subaccount; or we assess a contract administrative charge, a withdrawal charge or fee for any optional riders with annual charges (if applicable).


The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-    additional purchase payments you allocate to the subaccounts;

-    any contract value credits allocated to the subaccounts;

-    transfers into or out of the subaccounts;

-    partial withdrawals;

-    withdrawal charges;


and a deduction of:


-    a prorated portion of the contract administrative charge;

-    a prorated portion of the GMIB fee (if applicable); and/or

-    a prorated portion of the PCR fee (if applicable).




            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

Accumulation unit values will fluctuate due to:
-    changes in funds' net asset value;
-    dividends distributed to the subaccounts;
-    capital gains or losses of funds;
-    fund operating expenses; and/or
- mortality and expense risk fee and the variable account administrative charge.

CONTRACT VALUE CREDITS


You are eligible to receive a contract value credit if you select the ROP Death Benefit. Before annuity payouts begin while this contract is in force we will apply contract value credits to your contract beginning on the eighth contract anniversary if there are "eligible purchase payments." Generally, we will apply contract value credits on an annual basis at your contract anniversary. However, we reserve the right to apply contract value credits on a quarterly or a monthly basis.


ELIGIBLE PURCHASE PAYMENTS: purchase payments not previously withdrawn that are no longer subject to a withdrawal charge (i.e., that are eight or more years old).

     ANNUAL CONTRACT VALUE CREDIT FORMULA: 0.50% x (CV x (EPP DIVIDED BY TPP))

           CV  = contract value at the time of the calculation.
          EPP = eligible purchase payments at the time of the calculation. TPP = total purchase payments at the time of the calculation.

If we calculate and apply contract value credits on a quarterly basis, we will change the percentage we use in the calculation from 0.50% to 0.125%. If we calculate and apply the credit on a monthly basis, we will change the percentage we use in the calculation from 0.50% to 0.04167%.

We allocate contract value credits to the fixed accounts and subaccounts according to the asset allocation instructions that you have in place at the time we apply the contract value credit. We continue to apply contract value credits for the life of your contract until total withdrawal or annuity payouts begin. The contract value credits will be taxable when we distribute contract value to you.

The contract value credit is available because of lower costs associated with a reduced death benefit guarantee. Because the guaranteed death benefit is lower in situations where the contract value credit is paid, there may be circumstances where you may be worse off for having received the credit than in other contracts. In particular, if the market were to decline, and a death benefit became payable, the amount paid might be less.

EXAMPLE


- You purchase a contract on Jan. 1, 2004 with a payment of $100,000 and you select the ROP Death Benefit.
-    You make an additional payment on Jan. 1, 2008 of $60,000.
- Your contract value on Jan. 1, 2012 grows to $250,000. We choose to apply contract value credits on an annual basis. Your eligible purchase payment on Jan. 1, 2012 is the original $100,000 payment; the additional $60,000 payment made on Jan. 1, 2008 is still subject to a withdrawal charge. We calculate the contract value credit as follows:
          0.50% x ($250,000 x ($100,000 DIVIDED BY $160,000) = $781.25
     After application of the contract value credit, your contract value on Jan. 1, 2012 would be $250,781.25.





            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year GPA (without a MVA) to one or more subaccounts. The three to ten year GPAs are not available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from either the one-year fixed account or the two-year GPA into the subaccounts of your choice. If you participate in an Interest Sweep strategy the interest you earn will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

 HOW DOLLAR-COST AVERAGING WORKS

                                                                                                                   NUMBER
                                                                 AMOUNT              ACCUMULATION                 OF UNITS
                                           MONTH                INVESTED              UNIT VALUE                  PURCHASED
By investing an equal number                Jan                  $  100                $    20                       5.00
of dollars each month ...
                                            Feb                     100                     18                       5.56

you automatically buy more                  Mar                     100                     17                       5.88
units when the per unit market
price is low ...                   ---->    Apr                     100                     15                       6.67

                                            May                     100                     16                       6.25

                                            Jun                     100                     18                       5.56

                                            Jul                     100                     17                       5.88

                                            Aug                     100                     19                       5.26
and fewer units when the per
unit market price is high.         ---->    Sept                    100                     21                       4.76

                                            Oct                     100                     20                       5.00


You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.


Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

TIERED DOLLAR-COST AVERAGING (TIERED DCA) PROGRAM

If your net contract value(1) is at least $10,000, you can choose to participate in the Tiered DCA program. There is no charge for the Tiered DCA program. Under the Tiered DCA program, you can allocate a new purchase payment to one of two special Tiered DCA accounts. We determine which Tiered DCA account you are eligible for as follows:

                    IF YOUR NET CONTRACT VALUE(1) IS...     WE ALLOCATE YOUR NEW PURCHASE PAYMENTS TO:
                              $10,000-$49,999                          Tier 1 DCA account
                              $50,000 or more                          Tier 2 DCA account(2)

(1) "Net contract value" equals your current contract value plus any new purchase payment you make. If this is a new contract funded by purchase payments from multiple sources, we determine your net contract value based on the purchase payments, withdrawal requests and exchange requests submitted with your application.
(2) You cannot allocate your new purchase payments to a Tier 1 DCA account if you are eligible to participate in a Tier 2 DCA account.

     You may only allocate a new purchase payment of at least $1,000 to the Tiered DCA account for which you are eligible. You cannot transfer existing contract values into the Tiered DCA account. Each Tiered DCA account lasts for only six months from the time we receive your first purchase payment. We make monthly transfers of your total Tiered DCA account value into the GPAs, the one-year fixed account and/or subaccounts you select over the six-month period. If you elect to transfer into a GPA, you must meet the $1,000 minimum required investment limitation for each transfer.

     We reserve the right to credit a lower interest rate to each Tiered DCA account if you select the GPAs or the one-year fixed account as part of your Tiered DCA transfers. We credit higher rates on the Tier 2 DCA account than on the Tier 1 DCA account. We will change the interest rate on each Tiered DCA account from time to time at our discretion. We base these rates on competition and on the interest rate we are crediting to the one-year fixed account at the time of the change. Once we credit interest to a particular purchase payment, that rate does not change even if we change the rate we credit on new purchase payments or if your net contract value changes.

            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

We credit each Tiered DCA account with current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the six-month period on the balance remaining in your Tiered DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate. We do not credit this interest after we transfer the value out of the Tiered DCA account into the accounts you selected.

Once you establish a Tiered DCA account, you cannot allocate additional purchase payments to it. However, you may establish another new Tiered DCA account and allocate new purchase payments to it when we change the interest rates we offer on these accounts. If you are funding a Tiered DCA account from multiple sources, we apply each purchase payment to the account and credit interest on that purchase payment on the date we receive it. This means that all purchase payments may not be in the Tiered DCA account at the beginning of the six-month period. Therefore, you may receive less total interest than you would have if all your purchase payments were in the Tiered DCA account from the beginning. If we receive any of your multiple payments after the six-month period ends, you can either allocate those payments to a new Tiered DCA account (if available) or to any other accounts available under your contract.

You cannot participate in the Tiered DCA program if you are making payments under a Systematic Investment Plan. You may simultaneously participate in the Tiered DCA program and the asset-rebalancing program as long as your subaccount allocation is the same under both programs. If you elect to change your subaccount allocation under one program, we automatically will change it under the other program so they match. If you participate in more than one Tiered DCA account, the asset allocation for each account may be different as long as you are not also participating in the asset-rebalancing program.

You may terminate your participation in the Tiered DCA program at any time. If you do, we will not credit the current guaranteed annual interest rate on any remaining Tiered DCA account balance. We will transfer the remaining balance from your Tiered DCA account to the other accounts you selected for your DCA transfers or we will allocate it in any manner you specify. Similarly, if we cannot accept any additional purchase payments into the Tiered DCA program, we will allocate the purchase payments to the other accounts you selected for your DCA transfers or in any other manner you specify.

We can modify the terms or discontinue the Tiered DCA program at any time. Any modifications will not affect any purchase payments that are already in a Tiered DCA account. For more information on the Tiered DCA program, contact your sales representative.

ASSET REBALANCING

You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the GPAs or the one-year fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. If you are also participating in the Tiered DCA program and you change your subaccount asset allocation for the asset rebalancing program, we will change your subaccount asset allocation under the Tiered DCA program to match. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

TRANSFERRING BETWEEN ACCOUNTS


You may transfer contract value from any one subaccount, or the GPAs or the one-year fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the GPAs and the one-year fixed account.) We will process your transfer on the valuation date we receive your request. If we receive your transfer request at our home office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request. If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of GPAs will be subject to a MVA if done more than 30 days before the end of the Guarantee Period unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.


We may suspend or modify transfer privileges at any time.


WE SEEK TO PREVENT MARKET TIMING. DO NOT INVEST IN THE CONTRACT IF YOU ARE A MARKET TIMER. MARKET TIMING IS A PRACTICE OF TRANSFERRING ASSETS AMONG SUBACCOUNTS IN AN EFFORT TO TAKE ADVANTAGE OF SHORT-TERM MARKET MOVEMENTS OR PRICE FLUCTUATIONS. MARKET TIMING CAN IMPACT THE PERFORMANCE OF THE FUNDS AND HARM CONTRACT OWNERS.

Because we try to distinguish market timing from transfers we believe are not harmful to the funds or contract owners, such as periodic asset rebalancing or dollar cost averaging, there is no set number of transfers you can make without being identified as a market timer.


            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

-    requiring transfer requests to be submitted only by first-class U.S. mail;
- not accepting hand-delivered transfer requests or requests made by overnight mail;
-    not accepting telephone or electronic transfer requests;
-    requiring a minimum time period between each transfer;
-    not accepting transfer requests of an agent acting under power of attorney;
-    limiting the dollar amount that you may transfer at any one time; or
-    suspending the transfer privilege.

Subject to applicable state law and the terms of each contract, we intend to apply the policy described above to all contract owners. We will notify you in writing of our decision to impose any modification, restriction or suspension of your transfers.

In addition, each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing. You should read the prospectuses for the funds for more details.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because the variable account may invest in the funds on an omnibus basis, the funds may not be able to detect and deter market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to restrict may impact the performance of the funds and harm contract owners.


For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES


- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer. We reserve the right to limit transfers to the fixed account if the interest rate we are then currently crediting to the fixed account is equal to the minimum interest rate stated in the contract.

- It is our general policy to allow you to transfer contract values from the one-year fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA. For contracts issued before June 16, 2003, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction. For contracts with applications signed on or after June 16, 2003, the amount of contract value transferred to the GPAs and the one-year fixed account cannot result in the value of the GPAs and the one-year fixed account in total being greater than 30% of the contract value. The time limitations on transfers from the GPAs and one-year fixed account will be enforced, and transfers out of the GPAs and one-year fixed account are limited to 30% of the GPA and one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater.


- You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive a MVA*, which may result in a gain or loss of contract value.

- If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the GPAs will be effective on the valuation date we receive it.


- If you select a variable payout, once annuity payouts begin, you may make transfers once per contract year among the subaccounts and we reserve the right to limit the number of subaccounts in which you may invest.


-    Once annuity payouts begin, you may not make any transfers to the GPAs.

* Unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

HOW TO REQUEST A TRANSFER OR WITHDRAWAL

1 BY LETTER


Send your name, contract number, Social Security Number or Taxpayer Identification Number (TIN)* and signed request for a transfer or withdrawal to our home office:


AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT
Transfers or withdrawals:  Contract value or entire account balance


* Failure to provide TIN may result in mandatory tax with holding on the taxable portion of the distribution.


2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS

Your sales representative can help you set up automated transfers or partial withdrawals among your subaccounts or fixed accounts.

You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months. Until further notice, however, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.
- Automated withdrawals may be restricted by applicable law under some contracts.
- You may not make additional purchase payments if automated partial withdrawals are in effect.
- Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT
  Transfers or withdrawals:    $100 monthly
                               $250 quarterly, semiannually or annually

3 BY PHONE

Call between 8 a.m. and 7 p.m. Central time:
(800) 333-3437

MINIMUM AMOUNT
Transfers or withdrawals:      $500 or entire account balance

MAXIMUM AMOUNT
Transfers:                     Contract value or entire account balance
Withdrawals:                   $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.


We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.


Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals NOT be authorized from your account by writing to us.

            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

WITHDRAWALS


You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your withdrawal request on the valuation date we receive it. If we receive your withdrawal request at our home office before the close of business, we will process your withdrawal using the accumulation unit value we calculate on the valuation date we received your withdrawal request. If we receive your withdrawal request at our home office at or after the close of business, we will process your withdrawal using the accumulation unit value we calculate on the next valuation date after we received your withdrawal request. We may ask you to return the contract. You may have to pay contract charges or any applicable optional rider charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Plan E. (See "The Annuity Payout Period -- Annuity Payout Plans.")


WITHDRAWAL POLICIES

If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts and/or the fixed accounts in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. After executing a partial withdrawal, the value in each subaccount, GPA and the one-year fixed account must be either zero or at least $50.

RECEIVING PAYMENT

By regular or express mail:

-    payable to you;

-    mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

     -- the withdrawal amount includes a purchase payment check that has not cleared;
     -- the NYSE is closed, except for normal holiday and weekend closings; -- trading on the NYSE is restricted, according to SEC rules;
     -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or -- the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL WITHDRAWAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

     --  you are at least age 59 1/2;
     -- you are disabled as defined in the Code;
     -- you severed employment with the employer who purchased the contract;
        or
     -- the distribution is because of your death.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

BENEFITS IN CASE OF DEATH

There are three death benefit options under this contract:
-    Return of Purchase Payments (ROP) Death Benefit;
-    Maximum Anniversary Value (MAV) Death Benefit; and
-    Enhanced Death Benefit (EDB) rider.

If either you or the annuitant are 80 or older at contract issue, the ROP death benefit will apply. If both you and the annuitant are 79 or younger at contract issue, you can elect either the ROP death benefit, the MAV death benefit or EDB death benefit rider (if its available in your state) on your application. If you select GMIB you must select either the MAV death benefit or the EDB death benefit rider. Once you elect an option, you cannot change it. We show the option that applies in your contract.

There are no additional charges for any of the death benefit options. However, if you select ROP death benefit you may be eligible for contract value credits (see "Valuing Your Investments -- Contract Value Credits").

Under all options, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you select when you purchase the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT

The ROP death benefit is intended to help protect your beneficiaries financially in that they will never receive less than your purchase payments adjusted for withdrawals. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of:
1. contract value; or
2. total purchase payments minus adjusted partial withdrawals.

   ADJUSTED PARTIAL WITHDRAWALS FOR THE ROP OR MAV DEATH BENEFIT = PW x DB
                                                                   -------
                                                                      CV

          PW = the partial withdrawal including any applicable withdrawal charge or MVA.

          DB = the death benefit on the date of (but prior to) the partial withdrawal.

          CV = contract value on the date of (but prior to) the partial withdrawal.

EXAMPLE

-    You purchase the contract with a payment of $20,000 on Jan. 1, 2004.
-    On Jan. 1, 2005 you make an additional purchase payment of $5,000.
- On March 1, 2005 the contract value falls to $22,000 and you take a $1,500 partial withdrawal.
-    On March 1, 2006 the contract value grows to $23,000.

     We calculate the ROP death benefit on March 1, 2006 as follows:



       Contract value at death:                                                 $      23,000
                                                                                =============
       Purchase payments minus adjusted partial withdrawals:
          Total purchase payments:                                              $    25,000.00
          minus adjusted partial withdrawals calculated as:
          $1,500 x $25,000                                                           -1,704.54
          ---------------- =                                                    --------------
              $22,000

       for a death benefit of:                                                  $    23,295.45
                                                                                ==============
     The ROP death benefit, calculated as the greatest of these two values:     $    23,295.45


            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

The MAV death benefit is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. The MAV death benefit does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited after age 81. Be sure to discuss with your sales representative whether or not the MAV death benefit is appropriate for your situation.

If both you and the annuitant are age 79 or younger at contract issue, you may choose to add the MAV death benefit to your contract. If you select the Guaranteed Minimum Income Benefit Rider you must select either the MAV death benefit or the EDB death benefit rider.

The MAV death benefit provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of the following:

1.   contract value;
2.   total purchase payments minus adjusted partial withdrawals; or
3. the maximum anniversary value immediately preceding the date of death plus any payments since that anniversary minus adjusted partial withdrawals since that anniversary.

MAXIMUM ANNIVERSARY VALUE (MAV): We calculate the MAV on each contract anniversary through age 80. There is no MAV prior to the first contract anniversary. On the first contract anniversary we set the MAV equal to the highest of: (a) your current contract value, or (b) total purchase payments minus adjusted partial withdrawals. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV (plus any purchase payments since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the higher value. We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial withdrawals from the MAV.

EXAMPLE

-    You purchase the contract with a payment of $20,000 on Jan. 1, 2004.
- On Jan. 1, 2005 (the first contract anniversary) the contract value grows to $29,000.
- On March 1, 2005 the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

     We calculate the MAV death benefit on March 1, 2005 as follows:



       Contract value at death:                                                 $    20,500.00
                                                                                ==============
       Purchase payments minus adjusted partial withdrawals:
          Total purchase payments:                                              $    20,000.00
          minus adjusted partial withdrawals, calculated as:
          $1,500 x $20,000                                                           -1,363.64
          ----------------  =                                                   --------------
             $22,000

       for a death benefit of:                                                  $    18,636.36
                                                                                ==============
       The MAV immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial withdrawals:
          MAV on the prior anniversary:                                         $    29,000.00
          plus purchase payments made since the prior anniversary:                       +0.00
          minus adjusted partial withdrawals, calculated as:
          $1,500 x $29,000  =                                                        -1,977.27
          ----------------                                                      --------------
             $22,000

       for a death benefit of:                                                  $    27,022.73
                                                                                ==============
     The MAV death benefit, calculated as the greatest
     of these  three values:                                                    $    27,022.73


ENHANCED DEATH BENEFIT (EDB)

The EDB is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. The EDB does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited after age 81. Be sure to discuss with your sales representative whether or not the EDB is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 79 or younger at contract issue, you may choose to add the EDB to your contract. If you select the Guaranteed Minimum Income Benefit Rider you must select either the MAV death benefit or the EDB rider.

            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

The EDB provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:
1. contract value;
2. total purchase payments minus adjusted partial withdrawals; or
3. the 5% rising floor.


5% RISING FLOOR: This is the sum of the value of your GPAs, the one-year fixed account and the variable account floor. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we establish the variable account floor as:

-  the amounts allocated to the subaccounts at issue increased by 5%,
-  plus any subsequent amounts allocated to the subaccounts,
-  minus adjusted transfers and partial withdrawals from the subaccounts.

Thereafter, we continue to add subsequent amounts allocated to the subaccounts and subtract adjusted transfers and partial withdrawals from the subaccounts. On each contract anniversary after the first, through age 80, we add an amount to the variable account floor equal to 5% of the prior anniversary's variable account floor. We stop adding this amount after you or the annuitant reach age 81.


   5% RISING FLOOR ADJUSTED TRANSFERS OR PARTIAL WITHDRAWALS = PWT x VAF
                                                               ---------
                                                                  SV

          PWT = the amount transferred from the subaccounts or the amount of the partial withdrawal (including any applicable withdrawal charge) from the subaccounts.
          VAF = variable account floor on the date of (but prior to) the transfer or partial withdrawal.
          SV = value of the subaccounts on the date of (but prior to) the transfer or partial withdrawal.

EXAMPLE

- You purchase the contract with a payment of $25,000 on Jan. 1, 2004 with $5,000 allocated to the one-year fixed account and $20,000 allocated to the subaccounts.
- On Jan. 1, 2005 (the first contract anniversary), the one-year fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23, 200.
- On March 1, 2005, the one-year fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 partial withdrawal all from the subaccounts, leaving the contract value at $22,800.

   The death benefit on March 1, 2005 is calculated as follows:



     Contract value at death:                                                   $    22,800.00
     Purchase payments minus adjusted partial withdrawals:                      ==============

          Total purchase payments:                                              $    25,000.00
          minus adjusted partial withdrawals, calculated as:
          $1,500 x $25,000  =                                                        -1,543.21
          ----------------                                                      --------------
             $24,300

     for a death benefit of:                                                    $    23,456.79
     The 5% rising floor:                                                       ==============
          The variable account floor on Jan. 1, 2005,
          calculated as: 1.05 x $20,000 =                                       $    21,000.00
          plus amounts allocated to the subaccounts since that anniversary:              +0.00
          minus the 5% rising floor adjusted partial withdrawal
          from the subaccounts, calculated as:
          $1,500 x $21,000  =                                                   -$    1,657.89
          ----------------                                                      --------------
            $19,000

          variable account floor benefit:                                       $    19,342.11
          plus the one-year fixed account value:                                     +5,300.00
     5% rising floor (value of the GPAs, the one-year fixed account             --------------
     and the variable account floor):                                           $    24,642.11
   The EDB death benefit, calculated as the greatest of these                   ==============
   three values:                                                                $    24,642.11


            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

IF YOU DIE BEFORE YOUR RETIREMENT DATE


When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.


NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The GMIB (see "Optional Benefits"), if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and
- payouts begin no later than one year after your death, or other date as permitted by the Code; and
- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

     Your spouse may elect to assume ownership of the contract at any time before annuity payments begin. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The GMIB rider (see "Optional Benefits"), if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

     - the beneficiary asks us in writing within 60 days after we receive proof of death; and
     -    payouts begin no later than one year following the year of your death;
          and
     - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFITS

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB)

The GMIB is intended to provide you with a guaranteed minimum lifetime income regardless of the volatility inherent in the investments in the subaccounts. You should consider whether the GMIB rider is appropriate for your situation because:

-    you must hold the GMIB for seven years,
- the GMIB rider terminates* on the contract anniversary after the annuitant's 86th birthday,
-    you can only exercise the GMIB within 30 days after a contract anniversary,
- the 6% rising floor value we use in the GMIB benefit base to calculate annuity payouts under the GMIB is limited after age 81, and
-    there are additional costs associated with the rider.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.

            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

If you are purchasing the contract as a qualified annuity, such as an IRA, and you are planning to begin annuity payouts after the date on which minimum distributions required by the Code must begin, you should consider whether the GMIB is appropriate for you. Partial withdrawals you take from the contract to satisfy minimum required distributions will reduce the GMIB benefit base (defined below), which in turn may reduce or eliminate the amount of any annuity payments available under the rider. Consult a tax advisor before you purchase any GMIB with a qualified annuity, such as an IRA.

If this rider is available in your state and the annuitant is 75 or younger at contract issue, you may choose to add this optional benefit at the time you purchase your contract for an additional annual charge (see "Charges"). You cannot select this rider if you select the 8% Performance Credit Rider. You must elect the GMIB along with either the MAV death benefit or the EDB death benefit rider at the time you purchase your contract and your rider effective date will be the contract issue date. If the annuitant is between age 73 and age 75 at contract issue, you should consider whether a GMIB rider is appropriate for your situation. Be sure to discuss with your sales representative whether either GMIB rider option is appropriate for your situation.


In some instances we may allow you to add the GMIB to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the GMIB at the next contract anniversary and this would become the rider effective date. For purposes of calculating the GMIB benefit base under these circumstances, we consider the contract value on the rider effective date to be the initial purchase payment; we disregard all previous purchase payments, transfers and withdrawals in the GMIB calculations.

INVESTMENT SELECTION UNDER THE GMIB: You may allocate your purchase payments or transfers to any of the subaccounts, the GPAs or the one-year fixed account. However, we reserve the right to limit the amount you allocate to subaccounts investing in the AXP(R) Variable Portfolio - Cash Management Fund to 10% of the total amount in the subaccounts. If we are required to activate this restriction, and you have more than 10% of your subaccount value in this fund, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the GMIB if you have not satisfied the limitation after 60 days.

EXERCISING THE GMIB:

- you may only exercise the GMIB within 30 days after any contract anniversary following the expiration of a seven-year waiting period from the rider effective date.
-    the annuitant on the retirement date must be between 50 and 86 years old.
- you can only take an annuity payout under one of the following annuity payout plans:
     -- Plan A - Life Annuity -- no refund
     -- Plan B - Life Annuity with ten years certain
     -- Plan D - Joint and last survivor life annuity -- no refund
-    you may change the annuitant for the payouts.

When you exercise your GMIB, you may select a fixed or variable annuity payout plan. Fixed annuity payouts are calculated using the annuity purchase rates based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and an interest rate of 2.5%. Your annuity payouts remain fixed for the lifetime of the annuity payout period.

First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts after the first year are calculated using the following formula:

                          P(SUB(t-1) (1 + i) = P(SUB(t)
                          ------------------
                                 1.05

     P(SUB(t-1)  = prior annuity payout

     P(SUB(t)    = current annuity payout

     i           = annualized subaccount performance

Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 5% assumed investment rate. If your subaccount performance equals 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.




            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

The GMIB benchmarks the contract growth at each anniversary against several comparison values and sets the GMIB benefit base (described below) equal to the largest value. The GMIB benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates we use in the 2.5% Table to calculate the minimum annuity payouts you will receive if you exercise the GMIB. If the GMIB benefit base is greater than the contract value, the GMIB may provide a higher annuity payout level than is otherwise available. However, the GMIB uses guaranteed annuity purchase rates which may result in annuity payouts that are less than the annuity purchase rates that we will apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the GMIB may be less than the income the contract otherwise provides. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the GMIB, you will receive the higher standard payout option. The GMIB does not create contract value or guarantee the performance of any investment option.

GMIB BENEFIT BASE: If the GMIB is effective at contract issue, the GMIB benefit base is the greatest of:

1. contract value;
2. total purchase payments minus adjusted partial withdrawals; or
3. the 6% rising floor.

6% RISING FLOOR: This is the sum of the value of the GPAs, one-year fixed account and the variable account floor. We calculate the variable account floor on each contract anniversary through age 80. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we set the variable account floor equal to:

-    the initial purchase payments allocated to the subaccounts increased by 6%,
-    plus any subsequent amounts allocated to the subaccounts, and
-    minus adjusted transfers or partial withdrawals from the subaccounts.

Every contract anniversary after that, through age 80, we reset the variable account floor by accumulating the prior anniversary's variable account floor at 6% plus any subsequent amounts allocated to the subaccounts minus adjusted transfers or partial withdrawals from the subaccounts. We stop resetting the variable account floor after you or the annuitant reach age 81. However, we continue to add subsequent amounts you allocate to the subaccounts and subtract adjusted transfers or partial withdrawals from the subaccounts.

Keep in mind that the 6% rising floor is limited after age 81.

We reserve the right to exclude from the GMIB benefit base any purchase payments you make in the five years before you exercise the GMIB. We would do so only if such payments total $50,000 or more or if they are 25% or more of total contract payments. If we exercise this right, we:

-    subtract each payment adjusted for market value from the contract value.
- subtract each payment from the 6% rising floor. We adjust the payments made to the GPAs and the one-year fixed account for market value. We increase payments allocated to the subaccounts by 6% for the number of full contract years they have been in the contract before we subtract them from the 6% rising floor.

For each payment, we calculate the market value adjustment to the contract value, the GPAs and the one-year fixed account value of the 6% rising floor as:

                                    PMT x CVG
                                    ---------
                                       ECV

     PMT  =   each purchase payment made in the five years before you exercise the GMIB.
     CVG  =  current contract value at the time you exercise the GMIB.
     ECV = the estimated contract value on the anniversary prior to the payment in question. We assume that all payments and partial withdrawals occur at the beginning of a contract year.

For each payment, we calculate the 6% increase of payments allocated to the subaccounts as:

                        PMT x (1.06)(TO THE POWER OF CY)

     CY = the full number of contract years the payment has been in the contract.

TERMINATING THE GMIB

-    You may terminate the rider within 30 days after the first rider anniversary.
-    You may terminate the rider any time after the seventh rider anniversary.
-    The rider will terminate on the date:
     --   you make a full withdrawal from the contract;
     --   a death benefit is payable; or
     -- you choose to begin taking annuity payouts under the regular contract provisions.
- The GMIB rider will terminate* on the contract anniversary after the annuitant's 86th birthday.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.

            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE

- You purchase the contract with a payment of $100,000 on Jan. 1, 2004 and you allocate all of your purchase payment to the subaccounts.

-    There are no additional purchase payments and no partial withdrawals.
- Assume the annuitant is male and age 55 at contract issue. For the joint and last survivor option (annuity payout Plan D), the joint annuitant is female and age 55 at contract issue.

Taking into account fluctuations in contract value due to market conditions, we calculate the GMIB benefit base as:

CONTRACT                                                                                                    GMIB
ANNIVERSARY                        CONTRACT VALUE             PURCHASE PAYMENTS      6% RISING FLOOR      BENEFIT BASE
    1                                  $107,000                  $100,000                $106,000
    2                                   125,000                   100,000                 112,360
    3                                   132,000                   100,000                 119,102
    4                                   150,000                   100,000                 126,248
    5                                    85,000                   100,000                 133,823
    6                                   120,000                   100,000                 141,852
    7                                   138,000                   100,000                 150,363           $150,363
    8                                   152,000                   100,000                 159,388            159,388
    9                                   139,000                   100,000                 168,948            168,948
   10                                   126,000                   100,000                 179,085            179,085
   11                                   138,000                   100,000                 189,830            189,830
   12                                   147,000                   100,000                 201,220            201,220
   13                                   215,000                   100,000                 213,293            215,000
   14                                   234,000                   100,000                 226,090            234,000
   15                                   240,000                   100,000                 239,655            240,000

NOTE: The 6% rising floor value is limited after age 81, but the GMIB benefit base may increase if the contract value increases. However, you should keep in mind that you are always entitled to annuitize using the contract value without exercising the GMIB.

If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity options) would be:


                                                                                       MINIMUM GUARANTEED MONTHLY INCOME
CONTRACT                                                            PLAN A -            PLAN B -         PLAN D - JOINT AND
ANNIVERSARY                              GMIB                    LIFE ANNUITY --   LIFE ANNUITY WITH    LAST SURVIVOR LIFE
AT EXERCISE                          BENEFIT BASE                   NO REFUND      TEN YEARS CERTAIN    ANNUITY -- NO REFUND
   10                              $179,085 (6% Rising Floor)      $  872.14          $   850.65             $   691.27
   15                               240,000 (Contract Value)        1,346.40            1,286.40               1,034.40


The payouts above are shown at guaranteed annuity rates we use in the 2.5% Table. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the guaranteed annuity rates stated in Table B of the contract. The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:


CONTRACT                                                            PLAN A -            PLAN B -         PLAN D - JOINT AND
ANNIVERSARY                              GMIB                    LIFE ANNUITY --    LIFE ANNUITY WITH     LAST SURVIVOR LIFE
AT EXERCISE                          BENEFIT BASE                   NO REFUND      TEN YEARS CERTAIN    ANNUITY -- NO REFUND
   10                                 $126,000                     $   650.16          $   632.52           $   520.38
   15                                  240,000                       1,416.00            1,351.20             1,096.80


In the example above, at the 15th contract anniversary you would not experience a benefit from the GMIB as the payout available to you is equal to or less than the payout available under the standard provisions of the contract.

Remember that after the first year, lifetime income payouts under a variable annuity payout option will depend on the investment performance of the subaccounts you select. If your subaccount performance is 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.




            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

8% PERFORMANCE CREDIT RIDER (PCR)

The PCR is intended to provide you with an additional benefit if your earnings are less than the target value on the seventh and tenth rider anniversaries (see below). This is an optional benefit you may select for an additional annual charge of 0.25% of your contract value. The PCR does not provide any additional benefit before the seventh rider anniversary and it may not be appropriate for issue ages 83 or older due to this required holding period. Be sure to discuss with your sales representative whether or not the PCR is appropriate for your situation.

If the PCR is available in your state, you may choose to add this benefit to your contract at issue. You cannot select the PCR if you select the GMIB.

In some instances we may allow you to add the PCR to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the PCR at the next contract anniversary and this would become the rider effective date. For purposes of calculating the target value under these circumstances, we consider the contract value on the rider effective date to be the first contract year's purchase payments.

INVESTMENT SELECTION UNDER THE PCR: You may allocate your purchase payments or transfers to any of the subaccounts, GPAs or the one-year fixed account. However, we reserve the right to limit the aggregate amount in the GPAs and the one-year fixed account and amounts you allocate to subaccounts investing in the AXP(R) Variable Portfolio - Cash Management Fund to 10% of your total contract value. If we are required to activate this restriction, and you have more than 10% of your contract value in these accounts, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the PCR if you have not satisfied the limitation after 60 days.

TARGET VALUE: We calculate the target value on each rider anniversary. There is no target value prior to the first rider anniversary. On the first rider anniversary we set the target value equal to your first year's purchase payments minus the target value adjusted partial withdrawals accumulated at an annual effective rate of 8%. Every rider anniversary after that, we recalculate the target value by accumulating the prior anniversary's target value and any additional purchase payments minus the target value adjusted partial withdrawals at an annual effective rate of 8%.

     TARGET VALUE ADJUSTED PARTIAL WITHDRAWALS  =  PW x TV
                                                   -------
                                                     CV

     PW  = the partial withdrawal including any applicable withdrawal charge or MVA.
     TV  = the target value on the date of (but prior to) the partial withdrawal.
     CV  = contract value on the date of (but prior to) the partial withdrawal.

YOUR BENEFITS UNDER THE PCR ARE AS FOLLOWS:
(a) If on the seventh rider anniversary your contract value is less than the target value, we will add a PCR credit to your contract equal to:

                             3% x (PP - PCRPW - PP5)

        PP = total purchase payments and purchase payment credits.
     PCRPW = PCR adjusted partial withdrawals. The PCR adjusted partial withdrawal amount is an adjustment we make to determine the proportionate amount of any partial withdrawal attributable to purchase payments received five or more years before the target value is calculated (on the tenth year rider anniversary). For a more detailed description of the PCR adjusted partial withdrawal please see Appendix A.
       PP5 = purchase payments made in the prior five years.

We apply the PCR credit to your contract on the seventh rider anniversary and allocate it among the fixed accounts and subaccounts according to your current asset allocation.

(b) If on the tenth rider anniversary your contract value is less than the target value, we will add a PCR credit to your contract equal to:

                             5% x (PP - PCRPW - PP5)

We restart the calculation period for the PCR on the tenth rider anniversary and every ten years after that while you own the contract. We use the contract value (including any credits) on that anniversary as your first contract year's payments for calculating the target value and any applicable PCR credit. We may then apply additional PCR credits to your contract at the end of each seven- and ten-year period as described above.

PCR RESET: You can elect to lock in your contract growth by restarting the ten-year PCR calculation period on any contract anniversary. If you elect to restart the calculation period, the contract value on the restart date is used as the first year's payments for the calculating the target value and any applicable PCR credit. The next calculation period for the PCR will restart at the end of this new ten-year period. We must receive your request to restart the PCR calculation period within 30 days after a contract anniversary.




            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

TERMINATING THE PCR

- You may terminate the PCR within 30 days following the first contract anniversary after the PCR rider effective date.
- You may terminate the PCR within 30 days following the later of the tenth contract anniversary after the PCR rider effective date or the last rider reset date.
-    The PCR will terminate on the date:
     -- you make a full withdrawal from the contract, -- that a death benefit is payable, or -- you choose to begin taking annuity payouts.

EXAMPLE


-    You purchase the contract with a payment of $104,000 on Jan. 1, 2004.
-    There are no additional purchase payments and no partial withdrawals.
-    On Jan. 1, 2011, the contract value is $150,000.
- We determine the target value on Jan. 1, 2011 as your purchase payments (there are no partial withdrawals to subtract) accumulated at an annual effective rate of 8% or:
     $104,000 x (1.08)(TO THE POWER OF 7) = $104,000 x 1.71382 = $178,237.72.


     Your contract value ($150,000) is less than the target value ($178,237.72) so we will add a PCR credit to your contract equal to 3% of your purchase payments (there are no partial withdrawals or purchase payments made in the last five years to subtract), which is:
     0.03 x $104,000 = $3,120.


     After application of the PCR credit, your total contract value on Jan. 1, 2011 would be $153,120.

-    On Jan. 1, 2014, the contract value is $220,000.
- We determine the target value on Jan. 1, 2014 as your purchase payments (there are no partial withdrawals to subtract) accumulated at an annual effective rate of 8% or:
     $104,000 x (1.08)(TO THE POWER OF 10) = $104,000 x 2.158924 = $224,528.20.


     Your contract value ($220,000) is less than the target value ($224,528.20) so we will add a PCR credit to your contract equal to 5% of your purchase payments (there are no partial withdrawals or purchase payments made in the last five years to subtract), which is:
     0.05 x $104,000 = $5,200.


     After application of the PCR credit, your total contract value on Jan. 1, 2014 would be $225,200.

- The PCR calculation period automatically restarts on Jan. 1, 2014 with the target values first year's payments equal to $225,200.
     We would make the next PCR credit determination on Jan. 1, 2021.


            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

THE ANNUITY PAYOUT PERIOD


As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below except under annuity payout Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs are not available during this payout period.


AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-    the annuity payout plan you select;
-    the annuitant's age and, in most cases, sex;
-    the annuity table in the contract; and
-    the amounts you allocated to the accounts at settlement.


In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."


ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payouts for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)


Table B shows the minimum amount of each fixed payout. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using a 5% assumed interest rate results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.


ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B - LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.




            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

- PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 5.27% and 6.77% depending on the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the retirement date set forth in your contract. You have the responsibility for electing a payout plan that complies with your contract and with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or
- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and a designated beneficiary; or
- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the one-year fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.


IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

TAXES


Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the GPAs, the one-year fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records.

NONQUALIFIED ANNUITIES

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

ANNUITY PAYOUTS: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year of the annuitant. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

WITHDRAWALS: If you withdraw part or all of your nonqualified contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

WITHHOLDING: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

PENALTIES: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

-    because of your death;
-    because you become disabled (as defined in the Code);
- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or
-    if it is allocable to an investment before Aug. 14, 1982.

TRANSFER OF OWNERSHIP: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses. Please consult your tax advisor for further details.


            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS
                                       49
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COLLATERAL ASSIGNMENT: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty. You may not collaterally assign or pledge your qualified contracts.

QUALIFIED ANNUITIES

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified (under Sections 403 or 408 of the Code) annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's SPD, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral.

ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

WITHDRAWALS: Under a qualified annuity, except a Roth IRA, the entire surrender will generally be includable as ordinary income and is subject to tax unless:
(1) the contract is an IRA to which you made non-deductible contributions; or
(2) you rolled after-tax dollars from a retirement plan into your IRA, or
(3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

WITHDRAWALS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

WITHHOLDING: If you receive directly all or part of the contract value from a TSA, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;
- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;
-    the payout is a minimum distribution required under the Code;
-    the payout is made on account of an eligible hardship; or
-    the payout is a corrective distribution.

Payments made to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

-    Because of your death,
-    Because you become disabled (as defined in the Code);
- If the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);
- If the distribution is made following severance from employment after you attain age 55 (TSAs only); or
-    To pay certain medical or education expenses (IRAs only).

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the qualified annuity. If you make non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

SPECIAL CONSIDERATIONS IF YOU SELECT THE GMIB RIDER: As of the date of this prospectus, we believe that charges related to this rider are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.


            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS
                                       50
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We reserve the right to report charges for this rider is partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

CONTRACT VALUE CREDITS AND PCR CREDITS: These are considered earnings and are taxed accordingly when withdrawn or paid out.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

AMERICAN ENTERPRISE LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS


As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-    the reserve held in each subaccount for your contract; divided by
-    the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-    laws or regulations change;
-    the existing funds become unavailable; or
-    in our judgment, the funds no longer are suitable for the subaccounts.


If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:


-    add new subaccounts;
-    combine any two or more subaccounts;
-    make additional subaccounts investing in additional funds;
-    transfer assets to and from the subaccounts or the variable account; and
-    eliminate or close any subaccounts.


We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the AXP(R) Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).


            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.



ABOUT THE SERVICE PROVIDERS


PRINCIPAL UNDERWRITER

American Express Financial Advisors, Inc. (AEFA), an affiliate of ours, serves as the principal underwriter and general distributor of the contract. AEFA's offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

AEFA distributes the contract through unaffiliated broker-dealers ("selling firms") and their registered representatives. The selling firms have entered into distribution agreements with us and AEFA for the offer and sale of the contracts.

We pay time-of-sale commissions through AEFA to the selling firms or their affiliated insurance agencies. Some selling firms may elect to receive a lower commission when a purchase payment is made along with a quarterly payment based on contract value for so long as the contract remains in effect. Selling firms may be required to return compensation under certain circumstances. AEFA and other unaffiliated broker dealers may receive commissions or overrides for wholesaling services including sales support provided to selling firms and their registered representatives. Commissions paid to selling firms as a percentage of purchase payments could exceed 9% of total purchase payments depending on various factors which may include how long your contract remains in effect. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments.

From time to time and in accordance with applicable laws and regulations we may also pay or provide selling firms with various cash and non-cash promotional incentives including bonuses, short-term sales incentive payments, marketing allowances, costs associated with sales conferences and educational seminars and sales recognition awards.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.

We intend to recoup a portion of the commissions and other distribution expenses we pay through certain fees and charges described in this prospectus including for example the mortality and expense risk charges and withdrawal charges. We or an affiliate may also receive all or part of the 12b-1 fees (see "Expense Summary -- Annual Operating Expenses of the Funds") that certain funds charge to help us pay commissions and other costs of distributing the contracts.

ISSUER

We issue the annuities. We are a stock life insurance company organized in 1981 under the laws of the state of Indiana. Our home office is located at 829 AXP Financial Center, Minneapolis, MN 55474. Our statutory address is: American Enterprise Life Insurance Company, 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204. We are a wholly owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.

We conduct a conventional life insurance business. Our primary products currently include fixed and variable annuity contracts and variable life insurance policies. We offer these contracts through broker dealers and their affiliated insurance agencies who may also be affiliated with financial institutions such as banks.

As discussed above, we pay compensation on the sale of the contracts through AEFA to selling firms and their affiliated agencies that have entered into distribution agreements with AEFA and us for the sale of the contracts. This compensation will not result in any charge to contract owners or to the variable account in addition to the charges described in this prospectus.


STATE REGULATION

American Enterprise Life is subject to the laws of the State of Indiana governing insurance companies and to the regulations of the Indiana Department of Insurance. An annual statement in the prescribed form is filed with the Indiana Department of Insurance each year covering our operation for the preceding year and its financial condition at the end of such year. Regulation by the Indiana Department of Insurance includes periodic examination to determine American Enterprise's contract liabilities and reserves so that the Indiana Department of Insurance may certify that these items are correct. American Enterprise Life's books and accounts are subject to review by the Indiana Department of Insurance at all times. In addition, American Enterprise Life is subject to regulation under the insurance laws of other jurisdictions in which it operates. Under insurance guaranty fund laws, in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. Most of these laws do provide however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

LEGAL PROCEEDINGS


The SEC, the National Association of Securities Dealers and several state attorneys general have brought proceedings challenging several mutual fund and variable product financial practices, including suitability generally, late trading, market timing, disclosure of revenue sharing arrangements, and inappropriate sales. We have received requests for information and have been contacted by regulatory authorities concerning our practices and are cooperating fully with these inquiries.

We and our affiliates are involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of our respective business activities. We believe we have meritorious defenses to each of these actions and intend to defend them vigorously. We believe that we are not a party to, nor are any of our properties the subject of, any pending legal or arbitration proceedings that would have a material adverse effect on our consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE


SELECTED FINANCIAL DATA

The following selected financial data for American Enterprise Life should be read in conjunction with the financial statements and notes.


(THOUSANDS)                                    2003            2002              2001            2000           1999
--------------------------------------------------------------------------------------------------------------------------
Net investment income                      $     372,194   $     292,067    $     271,718    $     299,759   $     322,746
Net gain (loss) on investments                    25,105               3          (89,920)             469           6,565
Other                                             21,318          18,906           16,245           12,248           8,338
TOTAL REVENUES                             $     418,617   $     310,976    $     198,043    $     312,476   $     337,649
INCOME (LOSS) BEFORE INCOME TAXES          $      56,704   $     (52,177)   $     (63,936)   $      28,452   $      50,662
NET INCOME (LOSS)                          $      37,629   $     (33,690)   $     (41,728)   $      24,365   $      33,987
TOTAL ASSETS                               $   8,735,643   $   8,026,730    $   5,275,681    $   4,652,221   $   4,603,343


MANAGEMENT'S DISCUSSION AND ANALYSIS OF CONSOLIDATED FINANCIAL CONDITION AND RESULTS OF OPERATIONS


American Enterprise Life follows accounting principles generally accepted in the United States (GAAP), and the following discussion is presented on a consolidated basis consistent with GAAP.

RESULTS OF OPERATIONS FOR THE YEARS
ENDED DECEMBER 31, 2003 AND 2002:

Net income was $37.6 million for the year ended December 31, 2003, compared to a net loss of $33.7 million for the year ended December 31, 2002. The favorable change in net income primarily reflects increased net investment income and net realized gains on investments, as well as decreased other insurance and operating expense, partially offset by increased interest credited on investment contracts and universal life-type insurance.

REVENUES

Net investment income increased 27 percent reflecting a higher average level of investments partially offset by lower average yields on the investment portfolio.

Gross realized gains on sales of securities classified as Available-for-Sale, using the specific identification method, were $65.8 million and $38.2 million for the years ended December 31, 2003 and 2002, respectively. Gross realized losses on sales were ($30.3 million) and ($17.6 million) for the same periods. American Enterprise Life also recognized losses of ($9.3 million) and ($14.5 million) in other-than-temporary impairments on Available-for-Sale securities for the years ended December 31, 2003 and 2002, respectively. Realized gains and losses on Available-for-Sale securities are reflected in net realized gain
(loss) on investments. Also included in net realized gain (loss) on investment is ($1.1 million) and ($6.1 million) in loan loss provisions for mortgage loans on real estate for the years ended December 31, 2003 and 2002, respectively.

EXPENSES

Total benefits and expenses decreased slightly from $363.2 million in 2002 to $361.9 million in 2003. The increase in interest credited on investment contracts and universal life-type contracts was offset by a substantial decrease in other insurance and operating expenses as well as a slight decrease in amortization of DAC. Interest credited on investment contracts and universal-type insurance increased 19 percent reflecting higher average levels of fixed annuities in force, partially offset by lower crediting rates as a result of the relatively low interest rate environment.


Other insurance and operating expenses decreased 40 percent, partially reflecting favorable market value changes on interest rate swaps during 2003 compared to unfavorable market value changes in 2002. The relatively low and stable interest rate environment during 2003 compared to declining interest rates during 2002 is the primary driver behind the favorable market value changes to the interest rate swaps. American Enterprise Life enters into pay-fixed, receive-variable interest rate swaps with IDS Life to protect the spread between yields earned on investments and interest rates credited to fixed-annuity products. The interest rate swaps are economic hedges that are not designated for hedge accounting treatment under SFAS No. 133.


            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS
                                       53
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Amortization of deferred policy acquisition costs (DAC) was 6 percent lower in
2003 than 2002. This reflected a $3.2 million decrease in DAC amortization expense in 2003 compared to a $4.6 million increase in DAC amortization in 2002 as a result of management's third quarter reviews of various DAC assumptions and practices. DAC amortization expense was otherwise higher in 2003 than in 2002, reflecting higher business volumes and the ongoing impact of 2002 changes in customer asset value growth rate assumptions. See the DAC and related adjustments discussion below for further information.

The 2003 versus 2002 change in the income tax provision (benefit) reflects pre-tax income of $56.7 million during the year ended December 31, 2003, while during the year ended December 31, 2002, the American Enterprise Life incurred a pre-tax loss of $52.2 million.

The costs of acquiring new business, including, for example, direct sales commissions, policy issue costs and other related costs have been deferred on the sale of annuity contracts. Deferred policy acquisition costs (DAC) for certain annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method.

Amortization of DAC requires the use of certain assumptions including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable annuities. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency, mortality rates, interest margin and maintenance expense level assumptions, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an increase in DAC amortization expense while a decrease in amortization percentage will result in a decrease in DAC amortization expense. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period and is reflected in the period that such changes are made. As a result of these reviews, American Enterprise Life took actions in both 2003 and 2002 that impacted the DAC balance and expenses.

In the third quarter of 2003, American Enterprise Life improved its modeling of certain variable annuity contract revenues and unlocked estimated gross profits retrospectively to reflect actual interest margins and death and other benefits. American Enterprise Life also adjusted its assumptions to reflect lower than previously assumed spreads on fixed account values and adjusted the near-term rate and period used in projecting growth in customer asset values on variable annuities. These actions resulted in a $3.2 million reduction in DAC amortization expense.

In the third quarter of 2002, American Enterprise Life reset its customer asset value growth rate assumptions for variable annuity products to anticipate near-term and long-term growth at an annual rate of 7%. This action resulted in a $4.6 million increase in DAC amortization expense.

American Enterprise Life uses a mean reversion method as a guideline in setting the near-term customer asset value growth rate, also referred to as the mean reversion rate. In periods when market performance results in actual contract value growth at a rate different than that assumed, American Enterprise Life will reassess the near-term rate in order to continue to project its best estimate of long-term growth. For example, if actual contract value growth during a quarter is less than 7% on an annualized basis, American Enterprise Life would increase the mean reversion rate assumed over the near term to the rate needed to achieve the long-term annualized growth rate of 7% by the end of that period, assuming this long-term view is still appropriate.

DAC of $346.0 million related to annuities was on American Enterprise Life's consolidated balance sheet at December 31, 2003. The DAC balance was $260.6 million at December 31, 2002, and was also related to annuities.

RESULTS OF OPERATIONS FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

American Enterprise Life's net loss was $33.7 million in 2002, compared to a net loss of $41.7 million in 2001. Loss before income taxes totaled $52.2 million in 2002, compared with a loss of $63.9 million in 2001. The change primarily reflects the write-down and sale of certain high-yield securities in 2001, as described below. In addition, the significant growth in annuity sales during 2002 drove higher levels of both investment income and interest credited to contractholders. Other operating expenses increased in 2002 due primarily to higher expenses related to interest rate swaps.


            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

REVENUES

Total revenues increased to $311.0 million in 2002, compared with $198.0 million in 2001. The increase is primarily due to a net realized gain on investments of $3 thousand in 2002 compared to a net realized loss on investments of $89.9 million in 2001.

Net investment income, the largest component of revenues, increased 7 percent from the prior year, primarily due to the significant growth in average invested assets in 2002 and to credit related yield adjustments on fixed maturity investments in 2001. Partially offsetting this was the impact of lower average yields in 2002, primarily due to portfolio repositioning, as discussed below.

Contractholder charges increased 8 percent to $6.5 million in 2002, compared with $6.0 million in 2001, due primarily to an increase in variable annuity surrender charges. American Enterprise Life also received mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased to $12.5 million in 2002, compared with $10.2 million in 2001, reflecting an increase in average separate account assets outstanding as favorable sales in 2002 more than offset market depreciation.

Net realized gains on investments were $3 thousand in 2002, compared to net realized losses on investments of $89.9 million in 2001. Included in the current years' net gains are impairment charges of $15 million from other-than-temporary impairments of fixed maturity investments. The losses in 2001 are comprised of an $18 million net loss in the first quarter resulting primarily from the recognition of impairment losses and the sale of certain high-yield securities; a $20 million write-down in the second quarter to recognize the impact of higher default assumptions on certain structured investments; a $51 million write-down of lower-rated securities (most of which were sold in 2001) in the second quarter primarily in connection with American Enterprise Life's decision to lower its risk profile by reducing the level of its high-yield fixed maturity investment portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; and $1 million of other net losses related to the sale and write-down of other investments.

EXPENSES

Total benefits and expenses increased 39 percent to $363.2 million in 2002 compared to $262.0 million in 2001. The largest component of expenses, interest credited on investment contracts, increased 19 percent to $215.9 million in 2002. This increase is primarily due to higher aggregate amounts of fixed annuities inforce driven by the significant increases in sales, partially offset by a decrease in interest crediting rates to annuity contracts due to declining interest rates. The lower level of interest rates also resulted in a significant decrease in the market value of interest rate swaps, which is the primary reason for the significant increase in other operating expenses. American Enterprise Life enters into pay-fixed, receive-variable interest rate swaps to protect the margin between interest rates earned on investments and the interest rates credited to annuity contract holders (interest margins). The swaps are economic hedges that are not designated for hedge accounting treatment under SFAS No.
133. If interest rates remain at current levels, the decrease in the value of the interest rate swaps recognized currently will be approximately offset in the future by increases in interest margins. Other operating expenses also include an increase of $5 million due to greater guaranteed minimum death benefits paid this year ($6 million) versus last year ($1 million).

IMPACT OF RECENT MARKET-VOLATILITY ON RESULTS OF OPERATIONS

Various aspects of American Enterprise Life's business are impacted by equity market levels and other market-based events. Several areas in particular, as of December 31, 2003, involve DAC, mortality and expense risk fees and structured investments and guaranteed minimum death benefits (GMDB). The direction and magnitude of the changes in equity markets can increase or decrease DAC expense levels and mortality and expense risk fees and correspondingly affect results of operations in any particular period. Similarly, the value of American Enterprise Life's structured investment portfolio is impacted by various market factors. Persistency of, or increases in, bond and loan default rates, among other factors, could result in negative adjustments to the market values of these investments in the future, which would adversely impact results of operations.

The variable annuity contracts offered by American Enterprise Life contain guaranteed minimum death benefit (GMDB) provisions. To the extent that the GMDB is higher than the current account value at the time of death, American Enterprise Life incurs a benefit cost by policy. For the results through December 31, 2003, GAAP did not prescribe advance recognition of the projected future net costs associated with these guarantees, and accordingly, American Enterprise Life did not record a liability corresponding to these future obligations for death benefits in excess of annuity account value. The amount paid in excess of contract value was expensed when payable. Amounts expensed for the years ended December 31, 2003 and 2002, were $2.9 million and $6.4 million, respectively. American Enterprise Life also issues certain variable annuity contracts that contain a guaranteed minimum income benefit (GMIB) feature which, if elected by the contract owner and after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates. To date, American Enterprise Life has not expensed any amount related to GMIBs as all terms on GMIB features are within the stipulated waiting periods.


            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1) with an effective date of January 1, 2004. SOP 03-1 requires insurance enterprises to establish additional liabilities for benefits that may become payable under variable annuity death benefit guarantees or other insurance or annuity contract provisions. Where additional liabilities are established, the recognition of this liability may also impact the valuation and amortization of DAC associated with those insurance or annuity contracts.
SOP 03-1 also provides clarifying guidance as to the recognition of bonus interest and other sales inducement benefits and the presentation of any deferred amounts in the financial statements

Detailed interpretations of SOP 03-1 and related implementation guidance continue to emerge and, accordingly, American Enterprise Life continues to evaluate its impact. Current estimates of applying SOP 03-1 would reduce first quarter 2004 results by approximately $5 million (after-tax).

American Enterprise Life's annuity products all have minimum interest rate guarantees in their fixed accounts. These guarantees range from 1.5% to 4.5%. To the extent the yield on American Enterprise Life's invested asset portfolio declines below its target spread plus the minimum guarantee, American Enterprise Life's profitability would be negatively affected.

CERTAIN CRITICAL ACCOUNTING POLICIES

American Enterprise Life's significant accounting policies are described in Note 1 to the Consolidated Financial Statements. The following provides information about certain critical accounting policies that are important to the Consolidated Financial Statements and that involve estimates requiring significant management assumptions and judgments about the effect of matters that are uncertain. These policies relate to investment securities valuation the recognition of impairment within the investment portfolio, deferred policy acquisition costs and liabilities for future policy benefits.

INVESTMENT SECURITIES VALUATION

Generally, investment securities are carried at fair value on the balance sheet with unrealized gains and losses recorded in other comprehensive income (loss) within equity, net of income tax provisions (benefits). At December 31, 2003, American Enterprise Life had net unrealized pretax gains on Available-for-Sale securities of $105.4 million. Gains and losses are recognized in results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include issuer downgrade, default or bankruptcy. American Enterprise Life also considers the extent to which cost exceeds fair value, the duration and size of that gap, and management's judgment about the issuer's current and prospective financial condition. Fair value is generally based on quoted market prices. As of December 31, 2003, there were $47.3 million in gross unrealized losses that related to $2.4 billion of securities (excluding structured investments), of which only $55 thousand has been in a continuous unrealized loss position for 12 months or more. American Enterprise Life does not believe that the unrealized loss on any individual security at December 31, 2003 represents an other-than-temporary impairment, and American Enterprise Life has the ability and intent to hold these securities for a time sufficient to recover its amortized cost.

American Enterprise Life's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations
(CDOs) backed by high-yield bonds, which are not readily marketable. As a result, the carrying values of these structured investments are based on future cash flow projections that require a significant degree of management judgment as to the amount and timing of cash payments, defaults and recovery rates of the underlying investments and, as such, are subject to change. The carrying value will vary if the actual cash flows differ from projected due to actual defaults or an increase in the near-term default rate. As an example, an increase in the near-term default rate by 100 basis points, in and of itself, would reduce the cash flow projections by approximately $1 million based on underlying investments as of December 31, 2003.

The reserve for losses on mortgage loans on real estate is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

DEFERRED POLICY ACQUISITION COSTS

Deferred policy acquisition costs represent the costs of acquiring new business, principally direct sales commissions and other distribution costs that have been deferred on the sale of annuity products. For annuity products, DAC are amortized over periods approximating the lives of the business, generally as a percentage of estimated gross profits or as a portion of the interest margins associated with the products.


            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

For annuity products, the DAC balances at any reporting date are supported by projections that show management expects there to be adequate estimated gross profits or interest margins after that date to amortize the remaining balances. These projections are inherently uncertain because they require management to make assumptions about financial markets and policyholder behavior over periods extending well into the future. Projection periods used for American Enterprise Life's annuity business are typically 10 or 15 years. Management regularly monitors financial market conditions and compares actual contractholder behavior experience to its assumptions. For annuity products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in DAC balance and increase in DAC amortization expense while a decrease in amortization percentage will result in an increase in DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For annuity products, key assumptions underlying these long-term projections include interest rates, equity market performance, mortality rates and the rates at which contractholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about interest rates drive projected interest margins, while assumptions about equity market performance drive projected customer asset value growth rates and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing its annuity business during the DAC amortization period.

The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. The rate is net of asset fees and anticipates a blend of equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis. American Enterprise Life uses a mean reversion method as a guideline in setting near-term customer asset value growth rates based on a long-term view of financial market performance. In periods when market performance results in actual contract value growth at a rate that is different than that assumed, American Enterprise Life will reassess the near-term rate in order to continue to project its best estimate of long-term growth. Management is currently assuming a 7 percent long-term customer asset value growth rate. If American Enterprise Life increased or decreased its assumption related to this growth rate by 100 basis points, the impact on the DAC balance would be an increase or decrease of approximately $2 million.

Management monitors other principal DAC assumptions, such as persistency, mortality, interest margin and maintenance expense levels each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring, management reviews and updates these DAC assumptions annually in the third quarter of each year.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions discussed above. Therefore, an assessment of sensitivity associated with changes in any single assumption would not necessarily be an indicator of future results.

LIABILITIES FOR FUTURE POLICY BENEFITS

Liabilities for variable universal life insurance and fixed and variable deferred annuities are equal to accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 4.6% to 8.5%, depending on year of issue, with an average rate of approximately 6.1%.

RISK MANAGEMENT

The sensitivity analysis discussed below estimates the effects of hypothetical sudden and sustained changes in the applicable market conditions of two different types of market risk on the ensuing year's net income, based on year-end positions. The market changes, assumed to occur as of year-end, are a 100 basis point increase in market interest rates and a 10 percent decline in the value of equity securities held in separate accounts. Computations of the prospective effects of the hypothetical interest rate and equity market changes are based on numerous assumptions, including relative levels of market interest rates and equity market prices, as well as the levels of assets and liabilities. The hypothetical changes and assumptions will be different from what actually occur. Furthermore, the computations do not incorporate actions that management could take if the hypothetical market changes took place. As a result, actual net income consequences will differ from those quantified below.

American Enterprise Life primarily invests in fixed maturity securities over a broad range of maturities for the purpose of providing fixed account annuity contractholders with a competitive rate of return on their investments while controlling risk, and to provide a dependable and targeted spread between the interest rate earned on investments and the interest rate credited to contractholders' accounts. American Enterprise Life does not invest in securities to generate short-term trading profits.


            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life has an investment committee that meets periodically. At these meetings, the committee reviews models projecting different interest rate scenarios, risk/return measures and their impact on profitability of American Enterprise Life. The committee also reviews the distribution of assets in the portfolio by type and credit risk sector. The objective of the committee is to structure the investment portfolio based upon the type and expected behavior of products in the liability portfolio so as to meet contractual obligations and to achieve targeted levels of profitability within defined risk parameters.

Interest rates credited to annuity contractholders' accounts are generally reset at shorter intervals than the maturity of American Enterprise Life's underlying investments portfolio. Therefore, margins may be negatively impacted by increases in the general level of interest rates. Part of the investment committee's strategy includes the use of derivatives, such as interest rate caps, swaps and floors, for risk management purposes. These derivatives help protect margins by increasing investment returns if there is a sudden and severe rise in interest rates, thereby mitigating the impact of an increase in rates credited to contract owner's fixed accounts. Conversely, in a low interest rate environment, such as that experienced recently, and to the extent the yield on American Enterprise Life's investment portfolio declines below its targeted spread plus the guaranteed minimum interest crediting rates on American Enterprise Life's annuity contracts with fixed accounts, American Enterprise Life's profitability would be negatively affected. This negative impact may be compounded by the fact that many of American Enterprise Life's interest bearing investments are callable or prepayable by the issuer and calls and prepayments are more likely to occur in low interest rate environments. Interest rate derivatives with notional amounts totaling approximately $2 billion were outstanding at December 31, 2003 to hedge interest rate exposure. The entire $2 billion of the notional par relates to interest rate swaps and floors American Enterprise Life has exclusively with IDS Life.

The negative effect on American Enterprise Life's annual pretax net income of a 100 basis point increase in interest rates, which assumes intervals at which interest credited to contractholder's fixed accounts are reset and customer behavior based on the application of proprietary models to the book of business at December 31, 2003, and the impact of any derivatives, would be a decrease of approximately $3.6 million.

The amount of the fee income American Enterprise Life receives is based upon the daily market value of the separate account assets or of the underlying mutual funds. As a result, American Enterprise Life's fee income would be negatively impacted by a decline in the equity markets. Another part of the investment committee's strategy is to use, from time to time, index options to manage the equity market risk related to fee income. These derivatives economically hedge fee income by providing option income when there is a significant decline in the equity markets. American Enterprise Life did not have equity-based derivatives outstanding at December 31, 2003 for this purpose.

The negative effect on American Enterprise Life's pretax earnings of a 10 percent decline in equity prices would be approximately $1.5 million based on separate account assets as of December 31, 2003.

LIQUIDITY AND CAPITAL RESOURCES

American Enterprise Life's liquidity requirements are generally met by funds provided by annuity considerations, capital contributions, investment income, proceeds from sales of investments as well as maturities and periodic repayments of investment principal and capital contributions received from IDS Life. The primary uses of funds are annuity obligations, commissions and operating expenses and investment purchases. American Enterprise Life routinely reviews its sources and uses of funds in order to meet its ongoing obligations.

American Enterprise Life has an available line of credit with AEFC aggregating $50 million. No borrowings were outstanding under the line of credit at December 31, 2003. At December 31, 2003, American Enterprise Life had outstanding reverse repurchase agreements totaling $67.5 million. Both the line of credit and the reverse repurchase agreements are used strictly as short-term sources of funds.

At December 31, 2003, investments in Available-for-Sale fixed maturity securities comprised 92 percent of American Enterprise Life's total invested assets and primarily include mortgage and other asset-backed securities, and corporate debt. Approximately 42 percent is invested in GNMA, FNMA and FHLMC mortgage-backed securities which are considered AAA quality. American Enterprise Life's corporate bonds and obligations comprise a diverse portfolio with the largest concentrations accounting for approximately 47 percent of the portfolio, in the following industries: banking and finance, utilities, communication and media and transportation.

At December 31, 2003 and based on amortized costs, approximately 7 percent of American Enterprise Life's investments in Available-for-Sale fixed maturity securities were below investment grade bonds. These investments may be subject to a higher degree of risk than investment grade issues because of the borrower's generally greater sensitivity to adverse economic conditions, such as a recession or increasing interest rates, and in certain instances, the lack of an active secondary market. Expected returns on below investment grade bonds reflect consideration of such factors. American Enterprise Life has identified certain Available-for-Sale fixed maturity securities for which a decline in fair value has been determined to be other-than-temporary, and has written them down to fair value with a charge to net income.


            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

During 2001, American Enterprise Life placed its rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $54 million, into a securitization trust. In return, American Enterprise Life received $7 million in cash (excluding transaction expenses) relating to sales to unaffiliated investors and retained interests in the trust with allocated book amounts aggregating $47 million. As of December 31, 2003, the retained interests had a carrying value of $41.1 million, of which $30.3 million is considered investment grade. American Enterprise Life has no obligations, contingent or otherwise, to such unaffiliated investors. One of the results of this transaction is that increases or decreases in future cash flows of the individual CDOs are combined into one overall cash flow for purposes of determining the carrying value of the retained interests and related impact on results of operations.

At December 31, 2003, net unrealized gains on Available-for-Sale fixed maturity securities included $160.8 million (pretax) of gross unrealized gains and $55.4 million (pretax) of gross unrealized losses.

At December 31, 2003, American Enterprise Life had reserves for losses for mortgage loans of $7.4 million.

The economy and other factors have caused insurance companies to go under regulatory supervision. These situations resulted in assessments by state guaranty associations to cover losses to policyholders of insolvent or rehabilitated companies. Some assessments can be partially recovered through a reduction in future premium taxes in certain states. American Enterprise Life established an asset for guaranty association assessments paid to those states allowing a reduction in future premium taxes over a reasonable period of time. The asset is being amortized as premium taxes are reduced. American Enterprise Life has also estimated the potential effect of future assessments on American Enterprise Life's financial position and results of operations and has established a reserve for such potential assessments.

The National Association of Insurance Commissioners (NAIC) established risk-based capital (RBC) standards for life insurance companies to determine capital requirements based upon the risks inherent in its operations. These standards require the computation of a RBC amount which is then compared to a company's actual total adjusted statutory capital. The computation involves applying factors to various statutory financial data to address four primary risks: asset default, adverse insurance experience, interest rate risk and external events. These standards provide for regulatory attention when the percentage of total adjusted capital to authorized control level RBC is below certain levels. As of December 31, 2003, American Enterprise Life's total adjusted capital was well in excess of the levels requiring regulatory attention. In 2003, any dividends would require the approval of the Insurance Department of the State of Indiana.

FORWARD-LOOKING STATEMENTS

Certain statements in Item 7. of this Form 10-K Annual Report contain forward-looking statements that are subject to risks and uncertainties that could cause results to differ materially from such statements. The words "believe," "expect," "anticipate," "optimistic," "intend," "plan," "aim," "will," "should," "could," "likely," and similar expressions are intended to identify forward-looking statements. Readers are cautioned not to place undue reliance on these forward-looking statements, which speak only as of the date on which they are made. American Enterprise Life undertakes no obligation to publicly update or revise any forward-looking statements. Important factors that could cause actual results to differ materially from American Enterprise Life's forward-looking statements include, but are not limited to: fluctuations in external markets, which can affect the amount and types of investment products sold, the market value of its managed assets, fees received based on those assets and the amount of amortization of DAC; potential deterioration in high-yield and other investments, which could result in further losses in American Enterprise Life's investment portfolio; changes in assumptions relating to DAC which also could impact the amount of DAC amortization; the ability to sell certain high-yield investments at expected values and within anticipated timeframes and to maintain its high-yield portfolio at certain levels in the future; the types and value of certain death benefit features on variable annuity contracts; the affect of assessments and other surcharges for guaranty funds; the response of reinsurance companies under reinsurance contracts; the impact of reinsurance rates and the availability and adequacy of reinsurance to protect American Enterprise Life against losses; negative changes in American Enterprise Life's credit ratings; increasing competition in all American Enterprise Life's major businesses; the adoption of recently issued rules related to the consolidation of variable interest entities, including those involving CDOs that American Enterprise Life may from time-to-time invest in which could affect both American Enterprise Life's balance sheet and results of operations; and outcomes of litigation.


            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

ADDITIONAL INFORMATION


INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE


To the extent and only to the extent that any statement in a document incorporated by reference into this prospectus is modified or superseded by a statement in this prospectus or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this prospectus. The Annual Report on Form 10-K for the year ended Dec. 31, 2003 previously filed by American Enterprise Life with the SEC under the Securities Exchange Act of 1934 is incorporated by reference into this prospectus.


American Enterprise Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact American Enterprise Life at the telephone number and address listed on the first page of this prospectus.

AVAILABLE INFORMATION

This prospectus is part of a registration statement we file with the SEC. Additional information on American Enterprise Life and on this offering is available in the registration statement. You can obtain copies of these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site. In addition to this prospectus, the SAI and information about the contract, information incorporated by reference is available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors and officers or persons controlling the registrant pursuant to the foregoing provisions, the registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.

EXPERTS


Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of American Enterprise Life Insurance Company at Dec. 31, 2003 and 2002, and for each of the three years in the period ended Dec. 31, 2003, and the individual financial statements of the segregated asset subaccounts of American Enterprise Variable Annuity Account - American Express Signature Variable Annuity(R) as of Dec. 31, 2003 and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.


            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

REPORT OF ERNST & YOUNG LLP INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of American Enterprise Life Insurance Company (a wholly owned subsidiary of IDS Life Insurance Company) as of December 31, 2003 and 2002, and the related consolidated statements of operations, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American Enterprise Life Insurance Company at December 31, 2003 and 2002, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP
----------------------
    Ernst & Young LLP
    Minneapolis, Minnesota
    January 26, 2004

                                     -- 1 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

CONSOLIDATED BALANCE SHEETS

DECEMBER 31, (THOUSANDS, EXCEPT SHARE AMOUNTS)                                                          2003          2002

ASSETS

Investments: (Note 2)
   Available-for-Sale:
      Fixed maturities, at fair value (amortized cost: 2003, $6,545,561; 2002, $5,105,431)         $6,650,906    $5,288,855
      Common stocks, at fair value (cost: 2003, $--; 2002, $--)                                             6            --
   Mortgage loans on real estate                                                                      534,812       587,535
   Other investments                                                                                    6,069         2,381
---------------------------------------------------------------------------------------------------------------------------
      Total investments                                                                             7,191,793     5,878,771
Cash and cash equivalents (Note 1)                                                                      9,065     1,118,692
Amounts due from brokers                                                                                  161            --
Other accounts receivable                                                                               3,572         1,584
Accrued investment income                                                                              70,591        56,448
Deferred policy acquisition costs (Note 3)                                                            345,966       260,577
Other assets                                                                                            6,335        15,887
Separate account assets                                                                             1,108,160       694,771
---------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                                 $8,735,643    $8,026,730
===========================================================================================================================

LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:
   Future policy benefits:
      Fixed annuities                                                                              $6,645,315    $5,411,938
      Universal life-type insurance                                                                        27            16
   Policy claims and other policyholders' funds                                                         3,100         9,050
   Amounts due to brokers                                                                              75,070       985,081
   Deferred income taxes, net                                                                          11,618        17,608
   Other liabilities                                                                                   68,674        82,453
   Separate account liabilities                                                                     1,108,160       694,771
---------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                             7,911,964     7,200,917
Commitments and contingencies
Stockholder's equity:
   Capital stock, $150 par value per share; 100,000 shares authorized,
     20,000 shares issued and outstanding                                                               3,000         3,000
   Additional paid-in capital                                                                         591,872       591,872
   Retained earnings                                                                                  177,545       139,916
   Accumulated other comprehensive income (loss), net of tax:
      Net unrealized securities gains                                                                  60,078       104,259
      Net unrealized derivative losses                                                                 (8,816)      (13,234)
---------------------------------------------------------------------------------------------------------------------------
         Total accumulated other comprehensive income (loss)                                           51,262        91,025
---------------------------------------------------------------------------------------------------------------------------
      Total stockholder's equity                                                                      823,679       825,813
---------------------------------------------------------------------------------------------------------------------------
Total liabilities and stockholder's equity                                                         $8,735,643    $8,026,730
===========================================================================================================================

See notes to consolidated financial statements.

                                                                         -- 2 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF OPERATIONS

YEARS ENDED DECEMBER 31, (THOUSANDS)                                                    2003            2002          2001

REVENUES

Net investment income                                                                 $372,194       $292,067      $271,718
Contractholder charges                                                                   7,569          6,454         5,998
Mortality and expense risk fees                                                         13,749         12,452        10,247
Net realized gain (loss) on investments                                                 25,105              3       (89,920)
---------------------------------------------------------------------------------------------------------------------------
   Total revenues                                                                      418,617        310,976       198,043
---------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES

Interest credited on investment contracts and universal life-type insurance            257,235        215,918       180,906
Amortization of deferred policy acquisition costs                                       45,605         48,469        45,494
Other insurance and operating expenses                                                  59,073         98,766        35,579
---------------------------------------------------------------------------------------------------------------------------
   Total benefits and expenses                                                         361,913        363,153       261,979
Income (loss) before income tax provision (benefit)                                     56,704        (52,177)      (63,936)
Income tax provision (benefit)                                                          19,075        (18,487)      (22,208)
---------------------------------------------------------------------------------------------------------------------------
Net income (loss)                                                                     $ 37,629       $(33,690)     $(41,728)
===========================================================================================================================

See notes to consolidated financial statements.

                                                                         -- 3 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, (THOUSANDS)                                                    2003            2002          2001

CASH FLOWS FROM OPERATING ACTIVITIES

Net income (loss)                                                                  $    37,629    $   (33,690)  $   (41,728)
Adjustments to reconcile net income (loss) to net cash (used in)
   provided by operating activities:
   Change in accrued investment income                                                 (14,143)       (11,026)        9,519
   Change in other accounts receivable                                                  (1,988)           228          (945)
   Change in deferred policy acquisition costs, net                                    (75,285)       (65,680)      (19,301)
   Change in other assets                                                                9,552         (7,360)       31,411
   Change in policy claims and other policyholders' funds                               (5,950)         6,764        (7,009)
   Deferred income tax provision (benefit)                                              15,420         (3,725)      (34,562)
   Change in other liabilities                                                         (13,779)        17,936         6,553
   Amortization of premium (accretion of discount), net                                 23,699            167          (689)
   Net realized (gain) loss on investments                                             (25,105)            (3)       89,920
   Other, net                                                                            7,730         12,784        (7,796)
---------------------------------------------------------------------------------------------------------------------------
      Net cash (used in) provided by operating activities                              (42,220)       (83,605)       25,373

CASH FLOWS FROM INVESTING ACTIVITIES

Available-for-Sale securities:
   Sales                                                                             3,365,402      1,092,923       803,034
   Maturities, sinking fund payments and calls                                         875,785        500,348       379,281
   Purchases                                                                        (5,678,854)    (3,409,718)   (1,446,157)
Other investments:
   Sales                                                                                72,281         64,988        71,110
   Purchases                                                                           (25,287)        (4,391)       (8,513)
Change in amounts due from brokers                                                        (161)        41,705       (40,389)
Change in amounts due to brokers                                                      (910,011)       759,954       200,740
---------------------------------------------------------------------------------------------------------------------------
      Net cash used in investing activities                                         (2,300,845)      (954,191)      (40,894)

CASH FLOWS FROM FINANCING ACTIVITIES
Activity related to universal life-type insurance and investment contracts:
   Considerations received                                                           1,733,030      2,052,002       779,626
   Surrenders and other benefits                                                      (756,827)      (621,646)     (779,649)
   Interest credited to account balances                                               257,235        215,918       180,906
Capital contribution                                                                        --        250,000        60,000
---------------------------------------------------------------------------------------------------------------------------
      Net cash provided by financing activities                                      1,233,438      1,896,274       240,883
   Net (decrease) increase in cash and cash equivalents                             (1,109,627)       858,478       225,362
   Cash and cash equivalents at beginning of year                                    1,118,692        260,214        34,852
---------------------------------------------------------------------------------------------------------------------------
   Cash and cash equivalents at end of year                                        $     9,065    $ 1,118,692   $   260,214
===========================================================================================================================
Supplemental disclosures:
   Income taxes paid                                                               $     3,266    $    12,761   $        --
   Interest on borrowings                                                          $       377    $        --   $        15
---------------------------------------------------------------------------------------------------------------------------

See notes to consolidated financial statements.

                                                                         -- 4 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                                      ACCUMULATED
                                                                                         OTHER
                                                                       ADDITIONAL    COMPREHENSIVE                    TOTAL
                                                           CAPITAL       PAID-IN    INCOME (LOSS),   RETAINED     STOCKHOLDER'S
FOR THE THREE YEARS ENDED DECEMBER 31, 2003 (THOUSANDS)     STOCK        CAPITAL      NET OF TAX     EARNINGS        EQUITY
Balance, January 1, 2001                                   $3,000       $281,872      $(62,097)      $215,334      $438,109
Comprehensive income:
   Net loss                                                    --             --            --        (41,728)      (41,728)
   Cumulative effect of adopting SFAS No. 133,
      net of income tax benefit of $18,699                     --             --       (34,726)            --       (34,726)
   Net unrealized holding gains on Available-for-Sale
      securities arising during the year, net of income
      tax provision of $73,754                                 --             --       136,972             --       136,972
   Reclassification adjustment for gains on
      Available-for-Sale securities included in net loss,
      net of income tax provision of $30,811                   --             --       (57,220)            --       (57,220)
   Reclassification adjustment for losses on derivatives
      included in net loss, net of income tax benefit
      of $4,535                                                --             --         8,422             --         8,422
---------------------------------------------------------------------------------------------------------------------------
   Total comprehensive income                                                                                        11,720
Capital contribution                                           --         60,000            --             --        60,000
---------------------------------------------------------------------------------------------------------------------------

Balance, December 31, 2001                                  3,000        341,872        (8,649)       173,606       509,829
Comprehensive income:
   Net loss                                                    --             --            --        (33,690)      (33,690)
   Net unrealized holding gains on Available-for-Sale
      securities arising during the year, net of pretax
      deferred policy acquisition costs of ($23,026) and
      income tax provision of $51,599                          --             --        95,827             --        95,827
   Reclassification adjustment for gains on
      Available-for-Sale securities included in net
      loss, net of income tax provision of $2,471              --             --        (4,589)            --        (4,589)
   Reclassification adjustment for losses on
      derivatives included in net loss, net of income tax
      benefit of $4,542                                        --             --         8,436             --         8,436
---------------------------------------------------------------------------------------------------------------------------
   Total comprehensive income                                                                                        65,984
Capital contribution                                           --        250,000            --             --       250,000
---------------------------------------------------------------------------------------------------------------------------

Balance, December 31, 2002                                  3,000        591,872        91,025        139,916       825,813
Comprehensive income:
   Net income                                                  --             --            --         37,629        37,629
   Net unrealized holding losses on Available-for-Sale
      Securities arising during the year, net of pretax
      deferred policy acquisition costs of $10,104 and
      income tax benefit of $14,632                            --             --       (27,174)            --       (27,174)
   Reclassification adjustment for gains on
      Available-for-Sale securities included in net
      income, net of income tax provision of $9,157            --             --       (17,006)            --       (17,006)
   Reclassification adjustment for losses on
      derivatives included in net income, net of income
      tax benefit of $2,378                                    --             --         4,417             --         4,417
---------------------------------------------------------------------------------------------------------------------------

   Total comprehensive loss                                                                                          (2,134)
Capital contribution                                           --             --            --             --            --
---------------------------------------------------------------------------------------------------------------------------
Balance, December 31, 2003                                 $3,000       $591,872      $ 51,262       $177,545      $823,679
===========================================================================================================================

See notes to consolidated financial statements.

                                                                         -- 5 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF BUSINESS

American Enterprise Life Insurance Company (American Enterprise Life) is a stock life insurance company that is domiciled in Indiana and is licensed to transact insurance and annuity business in 48 states. American Enterprise Life is a wholly owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly owned subsidiary of American Express Company. American Enterprise Life also wholly owns American Enterprise REO 1, LLC. This subsidiary holds mortgage loans on real estate and/or real estate investments.

American Enterprise Life's principal product is deferred annuities, which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Variable universal life insurance is offered as well. American Enterprise Life distributes its products primarily through financial institutions and regional and/or independent broker dealers.

American Enterprise Life's fixed annuity contracts guarantee a minimum interest rate during the accumulation period (the time before the annuity payments begin). However, American Enterprise Life has the option of paying a higher rate set at its discretion, and has adopted a practice whereby any higher current rate is guaranteed for a specified period. Under American Enterprise Life's variable annuity products, the purchaser may choose among general account and separate account investment options. Within the general account, many contracts allow the purchaser to select the number of years a fixed rate will be guaranteed. If a guarantee term longer than one year is chosen, there may be a market value adjustment applied if funds are withdrawn before the end of that term. Separate account options include accounts investing in equities, bonds, managed funds and/or short term securities.

BASIS OF PRESENTATION

The accompanying Consolidated Financial Statements include the accounts of American Enterprise Life and its wholly owned subsidiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying Consolidated Financial Statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance (see Note 5). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

REVENUE RECOGNITION

NET INVESTMENT INCOME

Net investment income predominantly consists of interest income earned on fixed maturity securities classified as Available-for-Sale, mortgage loans on real estate and other investments. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale, excluding structured securities, and mortgage loans on real estate so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. Interest income on structured securities is recognized according to Emerging Issues Task Force (EITF) Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets."

CONTRACTHOLDER AND POLICYHOLDER CHARGES

Contractholder and policyholder charges include certain charges assessed on annuities and universal and variable universal life insurance. Contractholder and policyholder charges include cost of insurance charges, administrative charges and surrender charges on annuities and universal and variable universal life insurance. Cost of insurance charges on universal and variable universal life insurance are recognized as revenue when earned, whereas contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

NET REALIZED GAIN (LOSS) ON INVESTMENTS

Realized gains and losses are recognized on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

                                      -- 6 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

INVESTMENTS -- FIXED MATURITY AND EQUITY SECURITIES

All fixed maturity securities and marketable equity securities are classified as Available-for-Sale and carried at fair value. Unrealized gains and losses on securities classified as Available-for-Sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in a security's fair value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for fixed maturity securities include issuer downgrade, default or bankruptcy. American Enterprise Life also considers the extent to which cost exceeds fair value, the duration and size of that gap, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized gain (loss) on investments within the Consolidated Statements of Income.

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, American Enterprise Life's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations (CDOs) (backed by high-yield bonds and bank loans), which are not readily marketable. As a result, the carrying values of these structured investments are based on future cash flow projections which require a significant degree of management judgment as to default and recovery rates of the underlying investments and, as such, are subject to change. American Enterprise Life's CDO investments are accounted for in accordance with Emerging Issues Task Force (EITF) Issue 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets."

Net investment income, which primarily consists of interest earned on fixed maturity securities, is generally accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums, discounts and anticipated prepayments on mortgage backed securities.

Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

INVESTMENTS -- MORTGAGE LOANS ON REAL ESTATE

Mortgage loans on real estate reflect principal amounts outstanding less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

American Enterprise Life generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

CASH AND CASH EQUIVALENTS

American Enterprise Life considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

DEFERRED POLICY ACQUISITION COSTS

Deferred policy acquisition costs (DAC) represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity products. For annuity products, DAC are amortized over periods approximating the lives of the business, generally as a percentage of estimated gross profits or as a portion of the interest margins associated with the products.

For annuity products, the projections underlying the amortization of DAC require the use of certain assumptions, including interest margins, mortality rates, persistency rates, maintenance expense levels and customer asset value growth rates for variable products. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis. Management monitors other principle DAC assumptions, such as persistency, mortality rate, interest margin and maintenance expense level assumptions each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can either be positive or negative in any particular period and is reflected in the period in which such changes are made.

                                      -- 7 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


GUARANTEED MINIMUM DEATH BENEFITS

The majority of the variable annuity contracts offered by American Enterprise Life contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in value of the contract. A large portion of American Enterprise Life's contracts containing a GMDB provision adjust once every six years. The periodic adjustment of these contracts can either increase or decrease the guaranteed amount though not below the amount invested adjusted for withdrawals. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Through December 31, 2003, the amount paid in excess of contract value was expensed when payable. Amounts expensed in 2003, 2002 and 2001 were $2.9 million, $6.4 million, and $0.8 million, respectively. American Enterprise Life also issues certain variable annuity contracts that contain a guaranteed minimum income benefit (GMIB) feature which, if elected by the contract owner and after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates. To date, American Enterprise Life has not expensed any amount related to GMIBs as all terms on GMIB features are within the stipulated waiting periods. See Recently issued accounting standards section herein for a description of Statement of Position 03-1.

LIABILITIES FOR FUTURE POLICY BENEFITS

Liabilities for variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates, ranging from 4.6% to 8.5%, depending on year of issue, with an average rate of approximately 6.1%.

REINSURANCE

There are no amounts recoverable from reinsurers at December 31, 2003 and 2002.

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with that used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by American Enterprise Life is $750,000 on any single life. American Enterprise Life retains all accidental death benefit, and waiver of premium risk.

FEDERAL INCOME TAXES

American Enterprise Life's taxable income is included in the consolidated federal income tax return of American Express Company. American Enterprise Life provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

SEPARATE ACCOUNT BUSINESS

The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. Through December 31, 2003, American Enterprise Life received mortality and expense risk fees directly from the separate accounts. During the fourth quarter of 2003, AEFC replaced IDS Life as the investment manager of these proprietary mutual funds. In connection with this change and through an agreement with AEFC, American Enterprise Life receives fund administrative services fees for the fund management services American Enterprise Life provides these proprietary mutual funds.

American Enterprise Life makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. American Enterprise Life makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. American Enterprise Life also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, American Enterprise Life guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. American Enterprise Life also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as minimum premium payments are made.

                                      -- 8 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

RECENTLY ISSUED ACCOUNTING STANDARDS

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs) and was subsequently revised in December 2003. FIN 46 was effective for American Enterprise Life as of December 31, 2003. FIN 46 does not impact the accounting for qualifying special purpose entities as defined by Statement of Financial Accounting Standards (SFAS) No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," such as American Enterprise Life's CDO-related securitization trust established in 2001. That trust contains a majority of American Enterprise Life's rated CDOs whose retained interest in the trust had a carrying value of $41.1 million at December 31, 2003, of which $30.3 million is considered investment grade. Additionally, there were no other impacts on the financial statements as of December 31, 2003.

In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities." The Statement amends and clarifies accounting for derivative instruments embedded in other contracts and for hedging activities under SFAS No. 133. The adoption of this Statement did not have a material impact on American Enterprise Life's financial statements.

In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). American Enterprise Life is currently evaluating its impact, which, among other provisions, requires reserves related to guaranteed minimum death benefits included within the majority of variable annuity contracts offered by American Enterprise Life. SOP 03-1 is required to be adopted on January 1, 2004, and any impact will be recognized in American Enterprise Life's 2004 results of operations.

In November 2003, the FASB ratified a consensus on the disclosure provisions of EITF Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." The disclosure provisions of this rule, which are addressed in Note 2, require tabular presentation of certain information regarding investment securities with gross unrealized losses.

In July 2000, the FASB's EITF issued a consensus on Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." American Enterprise Life adopted the consensus as of January 1, 2001. Issue No. 99-20 prescribed new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects American Enterprise Life's CDO investments. Although there was no significant impact resulting from the adoption of Issue 99-20, American Enterprise Life holds structured securities that are accounted for under Issue 99-20.

Effective January 1, 2001, American Enterprise Life adopted SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which required an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to equity, depending on the instrument's designated use. The adoption of SFAS No. 133 resulted in a cumulative after-tax reduction to other comprehensive income of $34.7 million. This reduction in other comprehensive income is due to cash flow hedges that existed previous to adopting SFAS No. 133 that no longer qualify or are not designated for hedge accounting treatment under SFAS No. 133. The cumulative impact to earnings was not significant. See Note 9 for further discussion of American Enterprise Life's derivatives and hedging activities.

2. INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

Available-for-Sale securities at December 31, 2003 are distributed by type as presented below:

                                                                                         GROSS          GROSS
                                                                        AMORTIZED     UNREALIZED     UNREALIZED       FAIR
(THOUSANDS)                                                               COST           GAINS          LOSSES        VALUE
---------------------------------------------------------------------------------------------------------------------------
Fixed maturity securities:
   Mortgage and other asset-backed securities                         $3,066,446      $ 37,207       $(22,106)   $3,081,547
   Corporate bonds and obligations                                     2,737,449        98,969        (18,067)    2,818,351
   Foreign corporate bonds and obligations                               574,582        23,521         (6,055)      592,048
   U.S. Government agency obligations                                     87,614           741            (19)       88,336
   Structured investments                                                 49,232            --         (8,106)       41,126
   State and municipal obligations                                        30,238           322         (1,062)       29,498
---------------------------------------------------------------------------------------------------------------------------
Total fixed maturity securities                                        6,545,561       160,760        (55,415)    6,650,906
   Common stocks                                                              --             6             --             6
---------------------------------------------------------------------------------------------------------------------------
Total fixed maturity and equity securities                            $6,545,561      $160,766       $(55,415)   $6,650,912
===========================================================================================================================

                                                                         -- 9 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Available-for-Sale securities at December 31, 2002 are distributed by type as presented below:

                                                                                         GROSS          GROSS
                                                                       AMORTIZED      UNREALIZED     UNREALIZED       FAIR
(THOUSANDS)                                                              COST            GAINS          LOSSES        VALUE
---------------------------------------------------------------------------------------------------------------------------
Fixed maturity securities:
   Mortgage and other asset-backed securities                         $3,306,057      $101,719       $   (804)   $3,406,972
   Corporate bonds and obligations                                     1,459,454        89,905        (17,264)    1,532,095
   Foreign corporate bonds and obligations                               278,974        19,078           (663)      297,389
   U.S. Government agency obligations                                      4,928           389             --         5,317
   Structured investments                                                 53,768            --         (9,142)       44,626
   State and municipal obligations                                         2,250           206             --         2,456
---------------------------------------------------------------------------------------------------------------------------
Total fixed maturity securities                                        5,105,431       211,297        (27,873)    5,288,855
   Common stocks                                                              --            --             --            --
---------------------------------------------------------------------------------------------------------------------------
Total fixed maturity and equity securities                            $5,105,431      $211,297       $(27,873)   $5,288,855
===========================================================================================================================

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2003:

                                              LESS THAN 12 MONTHS           12 MONTHS OR MORE                TOTAL
                                              FAIR     UNREALIZED           FAIR     UNREALIZED        FAIR      UNREALIZED
(THOUSANDS)                                   VALUE      LOSSES             VALUE      LOSSES          VALUE       LOSSES
-----------------------------------------------------------------------------------------------------------------------------

DESCRIPTION OF SECURITIES:

Mortgage and other asset-backed securities  $1,411,059   $(22,106)         $   --      $ --          $1,411,059   $(22,106)
Corporate bonds and obligations                797,463    (18,012)          1,438       (55)            798,901    (18,067)
Foreign corporate bonds and obligations        172,213     (6,055)             --        --             172,213     (6,055)
U.S. Government agency obligations                 529        (19)             --        --                 529        (19)
State and municipal obligations                 21,943     (1,062)             --        --              21,943     (1,062)
-----------------------------------------------------------------------------------------------------------------------------
Total                                       $2,403,207   $(47,254)         $1,438      $(55)         $2,404,645   $(47,309)
=============================================================================================================================

NOTE: EXCLUDES STRUCTURED INVESTMENTS THAT ARE ACCOUNTED FOR PURSUANT TO EITF 99-20, AND ARE THEREFORE OUTSIDE THE SCOPE OF EITF 03-1. AT DECEMBER 31, 2003, SUCH INVESTMENTS HAD GROSS UNREALIZED LOSSES OF $8.1 MILLION.

Approximately 204 investment positions were in an unrealized loss position as of December 31, 2003. The gross unrealized losses on these securities are attributable to a number of factors including changes in interest rates and credit spreads and specific credit events associated with individual issuers. As part of its ongoing monitoring process, management has concluded that none of these securities are other-than-temporarily impaired at December 31, 2003. American Enterprise Life has the ability and intent to hold these securities for a time sufficient to recover its amortized cost. See Investments -- Fixed maturity and equity securities section of Note 1 for information regarding American Enterprise Life's policy for determining when an investment's decline in value is other-than-temporary.

The following is a distribution of Available-for-Sale securities by maturity at December 31, 2003:

                                                                                                  AMORTIZED       FAIR
(THOUSANDS)                                                                                         COST          VALUE
---------------------------------------------------------------------------------------------------------------------------
Due within one year                                                                              $   37,979    $   38,741
Due from one to five years                                                                          883,902       934,536
Due from five to ten years                                                                        2,306,080     2,354,394
Due in more than ten years                                                                          251,154       241,687
Mortgage and other asset-backed securities                                                        3,066,446     3,081,548
---------------------------------------------------------------------------------------------------------------------------
   Total                                                                                         $6,545,561    $6,650,906
===========================================================================================================================

The timing of actual receipts will differ from contractual maturities because issuers may have the right to call or prepay obligations.

                                                                        -- 10 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

At December 31, 2003, fixed maturity securities comprised approximately 92 percent of American Enterprise Life's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $132.6 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. Ratings are presented using S&P's convention and if the two agencies' ratings differ, the lower rating is used. A summary of fixed maturity securities, at fair value, by rating on December 31, is as follows:

RATING                                                 2003          2002
----------------------------------------------------------------------------
AAA                                                     50%           65%
AA                                                       2             1
A                                                       18            10
BBB                                                     23            19
Below investment grade                                   7             5
----------------------------------------------------------------------------
   Total                                               100%          100%
----------------------------------------------------------------------------

At December 31, 2003, approximately 92% of the securities rated AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

The table below includes sales, maturities and purchases of investments classified as Available-for-Sale for the years ended December 31:

(THOUSANDS)                                    2003          2002         2001
--------------------------------------------------------------------------------
Sales                                       $3,365,402   $1,092,923   $  803,034
Maturities                                  $  875,785   $  500,348   $  379,281
Purchases                                   $5,678,854   $3,409,718   $1,446,157
================================================================================

Gross realized gains on sales of securities classified as Available-for-Sale securities, using the specific identification method, were approximately $65.8 million, $38.2 million and $17.9 million for the years ended December 31, 2003, 2002 and 2001, respectively. Gross realized losses on sales of Available-for-Sale securities were approximately ($30.3 million), ($17.6 million) and ($72.6 million) for the same periods. American Enterprise Life also recognized losses of approximately ($9.3 million), ($14.5 million) and ($30.1 million) in other-than-temporary impairments on Available-for-Sale securities for the years ended December 31, 2003, 2002 and 2001, respectively. The 2001 losses include the effect of the write-down and sale of high-yield securities discussed below.

During 2001, American Enterprise Life recognized pretax losses of $90.2 million to recognize the impact of higher default rate assumptions on certain structured investments, to write down lower-rated securities (most of which were sold in 2001) in connection with American Enterprise Life's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; to write down certain other investments. Of the total charge of $90.2 million, approximately $83.7 million of these losses are included in net realized losses on investments and $6.5 million are included in net investment income.

Also during 2001 American Enterprise Life placed a majority of its rated CDO securities and related accrued interest (collectively referred to as transferred assets) having an aggregate book value of $53.6 million, into a securitization trust. In return, American Enterprise Life received $7.1 million in cash (excluding transaction expenses) relating to sales to unaffiliated investors and retained interests in the trust with allocated book amounts aggregating $46.5 million. As of December 31, 2003, the retained interests had a carrying value of $41.1 million, of which $30.3 million is considered investment grade. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based upon the estimated present value of future cash flows. The retained interests are accounted for in accordance with EITF Issue No. 99-20.

The change in net unrealized securities gains (losses) recognized in other comprehensive income includes two components: (i) unrealized gains (losses) that arose from changes in market value of securities that were held during the period (holding gains (losses)), and (ii) gains (losses) that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities (reclassification for realized gains (losses)). This reclassification has no effect on total comprehensive income or shareholder's equity.

The following table presents these components of other comprehensive income net of tax:

(THOUSANDS)                                                                             2003            2002          2001
---------------------------------------------------------------------------------------------------------------------------
Holding (losses) gains                                                               $(27,174)       $95,827      $136,972
Reclassification for realized securities losses (gains)                               (17,006)        (4,589)      (57,220)
--------------------------------------------------------------------------------------------------------------------------
Increase in net unrealized securities (losses) gains recognized in other
comprehensive income                                                                 $(44,180)       $91,238      $ 79,752
===========================================================================================================================

At December 31, 2003 and 2002, bonds carried at $3.5 million and $3.4 million, respectively, were on deposit with various states as required by law.

                                                                        -- 11 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Pursuant to the adoption of SFAS No. 133 at January 1, 2001, American Enterprise Life reclassified all held-to-maturity securities with a carrying value of $934.1 million and net unrealized losses of $7.1 million to Available-for-Sale.

MORTGAGE LOANS ON REAL ESTATE

The following is a summary of mortgage loans on real estate at December 31:

(THOUSANDS)                                                                                             2003          2002
---------------------------------------------------------------------------------------------------------------------------
Mortgage loans on real estate                                                                        $542,174      $598,347
Mortgage loans on real estate reserves                                                                 (7,362)      (10,812)
---------------------------------------------------------------------------------------------------------------------------
Net mortgage loans                                                                                   $534,812      $587,535
===========================================================================================================================

Mortgage loans are first mortgages on real estate. American Enterprise Life holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements.

At December 31, 2003 and 2002, American Enterprise Life's recorded investment in impaired mortgage loans on real estate was $2.8 million and $11.7 million, with a reserve of $1.0 million and $4.7 million, respectively. During 2003 and 2002, the average recorded investment in impaired mortgage loans on real estate was $6.6 million and $9.4 million, respectively. American Enterprise Life recognized $0.2 million, $0.3 million and $0.3 million of interest income related to impaired mortgage loans on real estate for the years ended December 31, 2003, 2002 and 2001, respectively.

The balances of and changes in the total reserve for mortgage loan losses as of and for the years ended December 31, are as follows:

(THOUSANDS)                                                                             2003            2002          2001
---------------------------------------------------------------------------------------------------------------------------
Balance, January 1                                                                     $10,812        $ 5,067        $5,054
Provision for mortgage loan losses                                                         281          6,079           928
Foreclosures, write-offs and other                                                      (3,731)          (334)         (915)
---------------------------------------------------------------------------------------------------------------------------
Balance, December 31                                                                   $ 7,362        $10,812        $5,067
===========================================================================================================================

Concentration of credit risk of mortgage loans on real estate by region at December 31 were:

                                                            DECEMBER 31, 2003                            DECEMBER 31, 2002
(THOUSANDS)                                             ON BALANCE        FUNDING                    ON BALANCE      FUNDING
REGION                                                     SHEET        COMMITMENTS                     SHEET      COMMITMENTS
--------------------------------------------------------------------------------------------------------------------------------
South Atlantic                                           $118,183      $   --                        $145,999           $--
Middle Atlantic                                            75,056          --                          85,680            --
East North Central                                         99,371       1,000                         103,713            --
Mountain                                                   74,347          --                          75,001            --
West North Central                                         88,961          --                          99,790            --
New England                                                25,229          --                          28,360            --
Pacific                                                    24,607          --                          25,759            --
West South Central                                         25,724          --                          26,889            --
East South Central                                         10,696          --                           7,156            --
--------------------------------------------------------------------------------------------------------------------------------
                                                          542,174       1,000                         598,347            --
Less reserves for losses                                   (7,362)         --                         (10,812)           --
--------------------------------------------------------------------------------------------------------------------------------
   Total                                                 $534,812      $1,000                        $587,535           $--
================================================================================================================================

Concentration of credit risk of mortgage loans on real estate by property type at December 31 were:

                                                            DECEMBER 31, 2003                           DECEMBER 31, 2002
(THOUSANDS)                                             ON BALANCE        FUNDING                    ON BALANCE      FUNDING
PROPERTY TYPE                                              SHEET        COMMITMENTS                     SHEET      COMMITMENTS
--------------------------------------------------------------------------------------------------------------------------------
Department/retail stores                                 $139,417      $   --                        $159,176           $--
Apartments                                                113,746          --                         132,567            --
Office buildings                                          169,904       1,000                         171,799            --
Industrial buildings                                       60,275          --                          67,776            --
Hotels/motels                                              33,091          --                          35,421            --
Medical buildings                                          18,694          --                          24,476            --
Nursing/retirement homes                                    2,413          --                           2,707            --
Mixed use                                                   4,634          --                           4,425            --
--------------------------------------------------------------------------------------------------------------------------------
                                                          542,174       1,000                         598,347            --
Less reserves for losses                                   (7,362)         --                         (10,812)           --
--------------------------------------------------------------------------------------------------------------------------------
   Total                                                 $534,812      $1,000                        $587,535           $--
================================================================================================================================

Commitments to fund mortgages are made in the ordinary course of business. The estimated fair value of the mortgage commitments as of December 31, 2003 and 2002 was not material.

                                                                        -- 12 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Mortgage loan findings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan.

SOURCES OF INVESTMENT INCOME AND REALIZED GAINS (LOSSES) ON INVESTMENTS

Net investment income for the years ended December 31 is summarized as follows:

(THOUSANDS)                                                                             2003            2002          2001
---------------------------------------------------------------------------------------------------------------------------
Income on fixed maturities                                                            $321,420       $239,084      $211,920
Income on mortgage loans on real estate                                                 42,482         47,697        54,723
Other                                                                                   11,600          8,874         6,498
---------------------------------------------------------------------------------------------------------------------------
                                                                                       375,502        295,655       273,141
Less investment expenses                                                                 3,308          3,588         1,423
---------------------------------------------------------------------------------------------------------------------------
   Total                                                                              $372,194       $292,067      $271,718
===========================================================================================================================

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

(THOUSANDS)                                                                             2003            2002          2001
---------------------------------------------------------------------------------------------------------------------------
Fixed maturities                                                                       $26,163        $ 6,068      $(84,770)
Mortgage loans on real estate                                                            3,450         (5,744)       (1,263)
Other                                                                                   (4,508)          (321)       (3,887)
---------------------------------------------------------------------------------------------------------------------------
   Total                                                                               $25,105        $     3      $(89,920)
===========================================================================================================================

3. DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in deferred policy acquisition costs as of and for the years ended December 31, were:

(THOUSANDS)                                                                             2003            2002          2001
---------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                            $260,577       $217,923      $198,622
Capitalization of expenses                                                             120,890        114,149        64,795
Amortization                                                                           (45,605)       (48,469)      (45,494)
Change in unrealized investment gains and losses                                        10,104        (23,026)           --
---------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                                  $345,966       $260,577      $217,923
===========================================================================================================================

4. INCOME TAXES

American Enterprise Life qualifies as a life insurance company for federal income tax purposes. As such, American Enterprise Life is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense (benefit) for the years ended December 31 consists of the following:

(THOUSANDS)                                                                             2003            2002          2001
---------------------------------------------------------------------------------------------------------------------------
Federal income taxes
   Current                                                                             $ 3,371       $(15,096)     $ 11,803
   Deferred                                                                             15,420         (3,725)      (34,562)
---------------------------------------------------------------------------------------------------------------------------
                                                                                        18,791        (18,821)      (22,759)
State income taxes-current                                                                 284            334           551
---------------------------------------------------------------------------------------------------------------------------
Income tax expense (benefit)                                                           $19,075       $(18,487)     $(22,208)
===========================================================================================================================

Income tax expense (benefit) differs from that computed by using the federal statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                               2003                       2002                         2001
(DOLLARS IN THOUSANDS)                                 PROVISION      RATE       PROVISION       RATE          PROVISION      RATE
------------------------------------------------------------------------------------------------------------------------------------
Federal income taxes based on the statutory rate        $19,846       35.0%      $(18,262)      (35.0)%        $(22,378)     (35.0)%
Tax-exempt interest and dividend income                    (485)      (0.8)           (62)       (0.1)               (3)        --
State taxes, net of federal benefit                         184        0.3            217         0.4               358        0.6
Other, net                                                 (470)      (0.9)          (380)       (0.7)             (185)      (0.3)
------------------------------------------------------------------------------------------------------------------------------------
Total income taxes                                      $19,075       33.6%      $(18,487)      (35.4)%        $(22,208)     (34.7)%
====================================================================================================================================

                                                                        -- 13 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of American Enterprise Life's deferred income tax assets and liabilities as of December 31 are as follows:

(THOUSANDS)                                                                                             2002          2001
---------------------------------------------------------------------------------------------------------------------------
Deferred income tax assets:
   Policy reserves                                                                                   $ 64,080      $ 48,048
   Net unrealized losses on Available-for-Sale securities                                              10,688            --
   Investments, other                                                                                   3,252         3,154
   Other                                                                                                  412         6,049
---------------------------------------------------------------------------------------------------------------------------
Total deferred income tax assets                                                                       78,432        57,251
---------------------------------------------------------------------------------------------------------------------------
Deferred income tax liabilities:
   Deferred policy acquisition costs                                                                   90,050        73,243
   Net unrealized gains on Available-for-Sale securities                                                   --         1,616
---------------------------------------------------------------------------------------------------------------------------
Total deferred income tax liabilities                                                                  90,050        74,859
---------------------------------------------------------------------------------------------------------------------------
Net deferred income tax liabilities                                                                  $(11,618)     $(17,608)
===========================================================================================================================

American Enterprise Life is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that American Enterprise Life will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

5. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to IDS Life are limited to American Enterprise Life's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. American Enterprise Life's statutory unassigned deficit aggregated $99.1 million and $101.5 million as of December 31, 2003 and 2002, respectively. Any dividend distributions in 2003 would require approval by the Indiana Department of Insurance.

Statutory net loss for the years ended December 31 and statutory capital and surplus as of December 31 are summarized as follows:

(THOUSANDS)                                                                               2003          2002           2001
---------------------------------------------------------------------------------------------------------------------------
Statutory net gain (loss)                                                             $  6,483       $(85,113)     $(81,461)
Statutory capital and surplus                                                          495,816        493,339       303,501
---------------------------------------------------------------------------------------------------------------------------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The State of Indiana adopted the provisions of the revised manual without modification. The revised manual changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that American Enterprise Life uses to prepare its statutory-basis financial statements. The impact of implementing these changes was a decrease of $44.8 million to American Enterprise Life's statutory-basis capital and surplus as of January 1, 2001.

6. RELATED PARTY TRANSACTIONS

American Enterprise Life has no employees. Charges by IDS Life for the use of joint facilities, technology support, marketing services and other services aggregated $56.3 million, $44.5 million, and $34.7 million for the years ended December 31, 2003, 2002 and 2001, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to American Enterprise Life may not be reflective of expenses that would have been incurred by American Enterprise Life on a stand-alone basis.

In connection with AEFC being named the investment manager for the proprietary mutual funds used as investment options by American Enterprise Life's variable annuity and variable life insurance contract owners in the fourth quarter of 2003 and, as discussed in the "Separate account business" section of Note 1 herein, AEFC receives management fees from these funds. American Enterprise Life continues to provide fund management services other than investment management, and has entered into an administrative services agreement with AEFC to be compensated for the services American Enterprise Life provides. During the fourth quarter of 2003, $138 thousand was received by American Enterprise Life under this arrangement.

American Enterprise Life has entered into interest rate swaps and interest rate floors with IDS Life. See Note 8 for more details.

Included in other liabilities at December 31, 2003 and 2002 is $2.4 million and $1.5 million, respectively, payable to IDS Life for federal income taxes.

                                    -- 14 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7. LINES OF CREDIT

American Enterprise Life has an available line of credit with AEFC aggregating $50.0 million. The rate for the line of credit is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2003 or 2002.

8. COMMITMENTS AND CONTINGENCIES

The Securities and Exchange Commission (SEC), the National Association of Securities Dealers (NASD) and several state attorneys general have brought proceedings challenging several mutual fund and variable product financial practices, including suitability generally, late trading, market timing, disclosure of revenue sharing arrangements, and inappropriate sales. American Enterprise Life has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

American Enterprise Life and its affiliates are involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of their respective business activities. American Enterprise Life believes it has meritorious defenses to each of these actions and intends to defend them vigorously. American Enterprise Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal or arbitration proceedings that would have a material adverse effect on American Enterprise Life's consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

At December 31, 2003, American Enterprise Life had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

Reinsurance contracts do not relieve American Enterprise Life from its primary obligation to policyholders.

The IRS routinely examines American Enterprise Life's federal income tax returns and is currently conducting an audit for the 1993 through 1996 tax years. Management does not believe there will be a material adverse effect on American Enterprise Life's consolidated financial position as a result of these audits.

9. DERIVATIVE FINANCIAL INSTRUMENTS

American Enterprise Life maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate and equity market volatility. American Enterprise Life does not enter into derivative instruments for speculative purposes. As prescribed by SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as cash flow hedges, fair value hedges, or hedges of a net investment in a foreign operation, based upon the exposure being hedged. American Enterprise Life currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. American Enterprise Life is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions. Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. American Enterprise Life monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of American Enterprise Life's counterparties are rated A or better by Moody's and Standard & Poor's.

American Enterprise Life enters into interest rate swaps, floors and caps to manage American Enterprise Life's interest rate risk. Specifically, American Enterprise Life uses the instruments to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. The interest rate swaps and floors are exclusively with IDS Life. The values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate swaps had carrying amounts of ($42.7 million) and ($72.5 million) at December 31, 2003 and 2002, respectively, and are included in Other liabilities. The interest rate floors had carrying amounts of $6.1 million and $15.9 million at December 31, 2003 and 2002, respectively, and are included in Other assets. The interest rate caps had carrying amounts of $nil and $8 thousand as of December 31, 2003 and 2002, respectively, and are included in Other assets. American Enterprise Life incurred ($11.6 million) and ($56.8 million) in derivative losses in 2003 and 2002, respectively, which are included in Other operating expenses. The decrease in derivative losses in 2003 is primarily due to the impact that increasing interest rates had on the market value of American Enterprise Life's interest rate swaps. The derivatives expire at various dates through 2006.

                                    -- 15 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

10. FAIR VALUES OF FINANCIAL INSTRUMENTS

American Enterprise Life discloses fair value information for financial instruments for which it is practicable to estimate that value. The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2003 and 2002 and require management judgment. These figures may not be indicative of their future fair values. Fair value of life insurance obligations, receivables and all non-financial instruments, such as DAC, are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of American Enterprise Life, therefore, cannot be estimated by aggregating the amounts presented.

                                                                 2003                          2002
                                                       CARRYING       FAIR            CARRYING        FAIR
(THOUSANDS)                                             AMOUNT        VALUE            AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
Fixed maturities                                     $6,650,906    $6,650,906        $5,288,855    $5,288,855
Common stocks                                        $        6    $        6        $       --    $       --
Mortgage loans on real estate                        $  534,812    $  585,295        $  587,535    $  656,200
Derivatives                                          $    6,072    $    6,072        $   15,852    $   15,852
Cash and cash equivalents                            $    9,065    $    9,065        $1,118,692    $1,118,692
Separate account assets                              $1,108,160    $1,108,160        $  694,771    $  694,771
-------------------------------------------------------------------------------------------------------------

FINANCIAL LIABILITIES
Future policy benefits for fixed annuities             $6,623,247  $6,385,595        $5,388,765    $5,256,677
Derivatives                                            $   42,904  $   42,904        $   73,058    $   73,058
Separate account liabilities                           $1,107,211  $1,064,419        $  694,248    $  671,315
-------------------------------------------------------------------------------------------------------------

At December 31, 2003 and 2002, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $22.1 million and $23.2 million, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2003 and 2002. The fair values of deferred annuities is estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2003 and 2002.

At December 31, 2003 and 2002, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $0.9 million and $0.5 million, respectively.

                                    -- 16 --

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION



Calculating Annuity Payouts                             P. 3
Rating Agencies                                         P. 4
Principal Underwriter                                   P. 4
Independent Auditors                                    P. 4
Condensed Financial Information (Unaudited)             P. 5
Financial Statements


            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

APPENDIX: 8% PERFORMANCE CREDIT RIDER ADJUSTED PARTIAL WITHDRAWAL

STEP ONE

For EACH withdrawal made within the current calculation period we calculate the remaining purchase payment amount (RPA):

     RPA = Total purchase payments and purchase payment credits made prior to the partial withdrawal in question minus the RPA adjusted partial withdrawals for all previous partial withdrawals.

NOTE: In our calculations for the first partial withdrawal, the RPA will simply be the total purchase payments and purchase payment credits as there are no previous withdrawals to subtract.

     RPA ADJUSTED PARTIAL WITHDRAWALS = PW x RP
                                        -------
                                           CV

     PW = the partial withdrawal including any applicable withdrawal charge or MVA.

     CV  = the contract value on the date of (but prior to) the partial withdrawal.
     RPA = the remaining premium amount on the date of (but prior to) the partial withdrawal.

STEP TWO

For EACH withdrawal made within the current calculation period we calculate the eligible purchase payment amount (EPA):

     EPA = Total purchase payments and purchase payment credits made prior to the partial withdrawal in question AND prior to the five year exclusion period minus EPA adjusted partial withdrawals for all previous partial withdrawals.

NOTE: In our calculations for the first partial withdrawal, the EPA will simply be the total purchase payments and purchase payment credits made before the five year exclusion period as there are no previous withdrawals to subtract. Also note that EPA/RPA will always be less than or equal to one.

     EPA ADJUSTED PARTIAL WITHDRAWALS = PW x EPA x EPA
                                        --------   ---
                                           CV      RPA

     PW = the partial withdrawal including any applicable withdrawal charge or MVA.

     CV = the contract value on the date of (but prior to) the partial withdrawal.

     EPA = the eligible premium amount on the date of (but prior to) the partial withdrawal.

     RPA = the remaining premium amount on the date of (but prior to) the partial withdrawal.

STEP THREE

The total PCRPW (Performance Credit Rider adjusted partial withdrawal) amount is the SUM OF EACH EPA ADJUSTED PARTIAL WITHDRAWAL.

EXAMPLE: Calculation at the end of the ten-year period assuming the contract is eligible for the PCR credit (i.e., your contract value is less than target value). This example does not include purchase payment credits.


- On Jan. 1, 2004 you purchase the contract with a purchase payment of $100,000.
- On Jan. 1, 2010 you make an additional purchase payment in the amount of $100,000.
-    Contract values before any partial withdrawals are shown below.
-    On Jan. 1, 2007 you make a partial withdrawal in the amount of $10,000.
- On Jan. 1, 2012 you make another partial withdrawal in the amount of $10,000.


            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

NOTE: The shaded portion of the table indicates the five year exclusion period.


DATE                                       TOTAL PURCHASE PAYMENTS              CONTRACT VALUE
 Jan. 1, 2004                                     $  100,000                       $  100,000
 Jan. 1, 2005                                        100,000                          110,000
 Jan. 1, 2006                                        100,000                          115,000
 Jan. 1, 2007                                        100,000                          120,000
 Jan. 1, 2008                                        100,000                          115,000
 Jan. 1, 2009                                        100,000                          120,000
 Jan. 1, 2010                                        200,000                          225,000
 Jan. 1, 2011                                        200,000                          230,000
 Jan. 1, 2012                                        200,000                          235,000
 Jan. 1, 2013                                        200,000                          230,000
 Jan. 1, 2014                                        200,000                          235,000


STEP ONE: For each withdrawal made within the current calculation period we calculate the RPA:


For the first partial withdrawal on Jan. 1, 2007:
      RPA before the partial withdrawal =                                                RPA adjusted partial withdrawal =
      total purchase payments made prior to the partial withdrawal                       $10,000 x $100,000 = $8,333
      minus the RPA adjusted partial withdrawals for all previous                        ------------------
      partial withdrawals = $100,000 - 0 = $100,000                                          $120,000

For the second partial withdrawal on Jan. 1, 2012:
      RPA before the partial withdrawal =                                                RPA adjusted partial withdrawal =
      total purchase payments made prior to the partial withdrawal                       $10,000 x $191,667 = $8,156
      minus the RPA adjusted partial withdrawals for all                                 ------------------
      previous partial withdrawals = $200,000 - $8,333 = $191,667                            $235,000

STEP TWO: For each withdrawal made within the current calculation period, we calculate the EPA:

For the first partial withdrawal on Jan. 1, 2007:
      EPA before the partial withdrawal =                                                EPA adjusted partial withdrawal =
      total purchase payments made prior to the partial withdrawal                       $10,000 x $100,000 x $100,000 = $8,333
      AND the five-year exclusion period minus the                                       ------------------  ---------
      EPA adjusted  partial withdrawals for all                                              $120,000         $100,000
      previous partial withdrawals = $100,000 - 0 = $100,000

For the second partial withdrawal on Jan. 1, 2012:
      EPA before the partial withdrawal =                                                EPA adjusted partial withdrawal =
      total purchase payments made prior to the partial withdrawal                       $10,000 x $91,667 x $ 91,667 = $1,866
      AND the five-year exclusion period minus the EPA                                   -----------------   --------
      adjusted partial withdrawals for all previous                                          $235,000        $191,667
      partial withdrawals = $100,000 - $8,333 = $91,667

STEP THREE: The total PCRPW amount is the sum of each EPA adjusted partial withdrawal.

      PCRPW amount = $8,333 + $1,866 = $10,199


            AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY -- PROSPECTUS
                                       79

[AMERICAN EXPRESS(R) LOGO]

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 333-3437

43444 H (4/04)

PROSPECTUS


APRIL 30, 2004

AMERICAN EXPRESS(R)

SIGNATURE SELECT VARIABLE ANNUITY


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY

ISSUED BY: AMERICAN ENTERPRISE LIFE INSURANCE COMPANY (AMERICAN ENTERPRISE LIFE)
           829 AXP Financial Center
           Minneapolis, MN 55474
           Telephone: (800) 333-3437

           (Home Office)


           AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT/AMERICAN ENTERPRISE MVA ACCOUNT

This prospectus contains information that you should know before investing. Prospectuses are also available for:


American Express(R) Variable Portfolio Funds
AIM Variable Insurance Funds, Series II Shares
AllianceBernstein Variable Products Series Fund, Inc. (Class B)
American Century(R) Variable Portfolios, Inc., Class II
Dreyfus Investment Portfolios, Service Share Class
Dreyfus Variable Investment Fund, Service Share Class
Fidelity(R) Variable Insurance Products Service Class 2
Franklin(R) Templeton(R) Variable Insurance Products
   Trust (FTVIPT) - Class 2
Goldman Sachs Variable Insurance Trust (VIT)
Liberty Variable Investment Trust, Class B
MFS(R) Variable Insurance Trust(SM) - Service Class
Oppenheimer Variable Account Funds, Service Shares
Putnam Variable Trust - Class IB Shares
The Universal Institutional Funds, Inc., Class II Shares
Van Kampen Life Investment Trust Class II Shares
Wanger Advisors Trust

Please read the prospectuses carefully and keep them for future reference.


THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting American Enterprise Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).


Variable annuities are complex investment vehicles. Before you invest, be sure to ask your registered representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.


The contract may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special contract form used in that state. This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents.

American Enterprise Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


American Enterprise Life offers several different annuities which your registered representative may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.


       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

TABLE OF CONTENTS


KEY TERMS                                                                   3
THE CONTRACT IN BRIEF                                                       5
EXPENSE SUMMARY                                                             7
CONDENSED FINANCIAL INFORMATION (UNAUDITED)                                13
FINANCIAL STATEMENTS                                                       18
THE VARIABLE ACCOUNT AND THE FUNDS                                         19
THE GUARANTEE PERIOD ACCOUNTS (GPAS)                                       27
BUYING YOUR CONTRACT                                                       29
CHARGES                                                                    31
VALUING YOUR INVESTMENT                                                    35
MAKING THE MOST OF YOUR CONTRACT                                           36
WITHDRAWALS                                                                40
TSA -- SPECIAL WITHDRAWAL PROVISIONS                                       40
CHANGING OWNERSHIP                                                         41
BENEFITS IN CASE OF DEATH                                                  41
OPTIONAL BENEFITS                                                          44
THE ANNUITY PAYOUT PERIOD                                                  53
TAXES                                                                      56
VOTING RIGHTS                                                              58
SUBSTITUTION OF INVESTMENTS                                                59
ABOUT THE SERVICE PROVIDERS                                                59
ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE                      61
ADDITIONAL INFORMATION                                                     68
EXPERTS                                                                    68
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY FINANCIAL INFORMATION           69
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION               85
APPENDIX A: EXAMPLE -- MARKET VALUE ADJUSTMENT (MVA)                       87
APPENDIX B: EXAMPLE -- INCOME ASSURER BENEFIT(SM) RIDER FEE                89
APPENDIX C: EXAMPLE -- WITHDRAWAL CHARGES                                  90
APPENDIX D: EXAMPLE -- DEATH BENEFITS                                      92
APPENDIX E: EXAMPLE -- GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER              95
APPENDIX F: EXAMPLE -- INCOME ASSURER BENEFIT(SM) RIDERS                   97
APPENDIX G: EXAMPLE -- BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER          102
APPENDIX H: EXAMPLE -- BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER     104


       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

AMERICAN ENTERPRISE LIFE: In this prospectus, "we," "us," "our" and "American Enterprise Life" refer to American Enterprise Life Insurance Company.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.


CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).


CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

GUARANTEE PERIOD: The number of successive 12 month periods that a guaranteed interest rate is credited.


GUARANTEE PERIOD ACCOUNTS (GPAS): A nonunitized separate account to which you may allocate purchase payments or transfer contract value of at least $1,000. These accounts have guaranteed interest rates for guarantee periods we declare when you allocate purchase payments or transfer contract value to a GPA. These guaranteed rates and periods of time may vary by state. Unless an exception applies, transfers or withdrawals from a GPA done more than 30 days before the end of the Guarantee Period will receive a Market Value Adjustment, which may result in a gain or loss of principal.

MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its guarantee period.


OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:


-    Individual Retirement Annuities (IRAs) under Section 408(b) of the Code


-    Roth IRAs under Section 408A of the Code

-    Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

-    Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

RIDER EFFECTIVE DATE: The date you add a rider to the contract.

       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or withdrawal request) at our home office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our home office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.


VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

THE CONTRACT IN BRIEF


PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs or subaccounts of the separate variable account under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value (less any applicable premium tax).

It may not be advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another in a "tax-free" exchange under Section 1035 of the Code. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a withdrawal charge when you exchange out of your old contract and a new withdrawal charge period will begin when you exchange into this contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the exchange. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest.

TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. But a qualified annuity has features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.

FREE LOOK PERIOD: You may return your contract to your registered representative or to our home office within the time stated on the first page of your contract and receive a full refund of the contract value. We will not deduct any charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (EXCEPTION: If the law requires, we will refund all of your purchase payments.)


ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:


- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 19)

- the GPAs, which earn interest at rates that we declare when you allocate purchase payments or transfer contract value to these accounts. Some states restrict the amount you can allocate to these accounts. The required minimum investment in a GPA is $1,000. These accounts may not be available in all states. (p. 27)

BUYING YOUR CONTRACT: Your registered representative will help you complete and submit an application. Applications are subject to acceptance at our home office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future, subject to certain limitations. Some states may also have time limitations for making additional payments. (p. 29)


MINIMUM INITIAL PURCHASE PAYMENT
     $10,000

MINIMUM ADDITIONAL PURCHASE PAYMENT
     $50 for Systematic Investment Plans (SIPs)
     $100 for all other payment plans.

MAXIMUM TOTAL PURCHASE PAYMENTS*
     $1,000,000

* This limit applies in total to all American Enterprise Life annuities you own. We reserve the right to waive or increase the maximum limit. We also reserve the right to restrict cumulative additional purchase payments for contracts with the Guarantor(SM) Withdrawal Benefit. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.


TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the Guarantee Period will be subject to an MVA, unless an exception applies. You may establish automated transfers among the accounts. (p. 38)

WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2) and may have other tax consequences. Certain other restrictions may apply. (p. 40)


       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 41)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount based on the death benefit selected. (p. 41)

OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. 44)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. The GPAs are not available during the payout period. (p. 53)

TAXES: Generally, your contract grows tax-deferred until you make withdrawals from it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 56)

LIMITATIONS ON USE OF CONTRACT: If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values. Under these circumstances we may refuse to implement requests for transfers, withdrawals or death benefits until instructions are received from the appropriate governmental authority.


       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND MAKING A WITHDRAWAL FROM THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME YOU BUY THE CONTRACT OR MAKE A WITHDRAWAL FROM THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE

(Contingent deferred sales charge as a percentage of purchase payments withdrawn)

                          YEARS FROM PURCHASE                  WITHDRAWAL CHARGE
                            PAYMENT RECEIPT                       PERCENTAGE
                                   1                                  7%
                                   2                                  7
                                   3                                  6
                                   4                                  6
                                   5                                  5
                                   6                                  4
                                   7                                  2
                                   Thereafter                         0


WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIC PERIOD:
Under this annuity payout plan, in most cases you can elect to take a withdrawal of the remaining variable payouts. If you take a withdrawal we impose a withdrawal charge. This charge will vary based on the death benefit guarantee and the assumed investment rate (AIR) you selected for the variable payouts. The withdrawal charge equals the present value of the remaining variable payouts using an AIR of either 3.5% or 5.0% minus the present value of the remaining variable payouts using the applicable discount rate shown in the table below. (See "Charges -- Withdrawal Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")



IF YOUR AIR IS:                          THEN YOUR DISCOUNT RATE PERCENT (%) IS:
---------------                          ---------------------------------------
 3.5%                                                   6.30%
 5.0%                                                   7.80%


       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

THE NEXT TWO TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.


ANNUAL VARIABLE ACCOUNT EXPENSES

(As a percentage of average daily subaccount value.)

YOU MUST CHOOSE ONE OF THE FOUR DEATH BENEFIT GUARANTEES(1). THE DEATH BENEFIT YOU CHOOSE DETERMINES THE MORTALITY AND EXPENSE RISK FEE YOU PAY. THE TABLE BELOW SHOWS THE DEATH BENEFIT GUARANTEES AVAILABLE TO YOU AND THEIR COST. THE VARIABLE ACCOUNT ADMINISTRATIVE CHARGE IS IN ADDITION TO THE MORTALITY AND EXPENSE RISK FEE.



                                                  MORTALITY AND          VARIABLE ACCOUNT          TOTAL VARIABLE
                                                EXPENSE RISK FEE       ADMINISTRATIVE CHARGE       ACCOUNT EXPENSE
ROP DEATH BENEFIT                                     1.30%                     0.15%                   1.45%
MAV DEATH BENEFIT                                     1.50                      0.15                    1.65
5% ACCUMULATION DEATH BENEFIT                         1.65                      0.15                    1.80
ENHANCED DEATH BENEFIT                                1.70                      0.15                    1.85



(1) If both you and the annuitant are age 80 or older, the ROP Death Benefit will apply. If both you and the annuitant are age 79 or younger at contract issue, you may select any one of the above death benefits in states where approved. The 5% Accumulation Death Benefit and Enhanced Death Benefit are not available with Benefit Protector(SM) and Benefit Protector(SM) Plus.

OTHER ANNUAL EXPENSES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                                       $ 40

(We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.)


BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR(SM)) FEE(1)                    0.25%*
BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR(SM) PLUS) FEE(1)          0.40%*



(As a percentage of the contract value charged annually on the contract anniversary.)



GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER FEE(2)                                               MAXIMUM: 2.50%       CURRENT: 0.55%*
(As a percentage of contract value charged annually on the contract anniversary.)

INCOME ASSURER BENEFIT(SM) - MAV RIDER FEE(3)                                               MAXIMUM: 2.50%       CURRENT: 0.55%*
INCOME ASSURER BENEFIT(SM) - 5% ACCUMULATION BENEFIT BASE RIDER FEE(3)                      MAXIMUM: 2.75%       CURRENT: 0.70%*
INCOME ASSURER BENEFIT(SM) - GREATER OF MAV OR 5% ACCUMULATION BENEFIT BASE RIDER FEE(3)    MAXIMUM: 3.00%       CURRENT: 0.75%*



(As a percentage of the guaranteed income benefit base charged annually on the contract anniversary.)

*    This fee applies only if you elect this optional feature.

(1) Available if you and the annuitant are age 75 or younger at contract issue. Not available with the 5% Accumulation Death Benefit or Enhanced Death Benefit. May not be available in all states.

(2) Available if you and the annuitant are age 79 or younger at contract issue. You must select one of the Portfolio Navigator asset allocation models with this rider. Not available with the ROP Death Benefit or any Income Assurer Benefit(SM) rider. May not be available in all states.

(3) Available if the annuitant is age 75 or younger at contract issue. You must select one of the Portfolio Navigator asset allocation models with this rider. Not available with the ROP Death Benefit or the Guarantor(SM) Withdrawal Benefit rider. May not be available in all states.



       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS


THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS FOR THE LAST FISCAL YEAR THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM ANNUAL OPERATING EXPENSES FOR THE FUNDS

(Including management fee, distribution and/or service (12b-1) fees and other expenses)



                                                                                            MINIMUM              MAXIMUM
Total expenses before contractual fee waivers and/or expense reimbursements                     .64%                2.04%



TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                                   GROSS TOTAL
                                                                                   MANAGEMENT   12b-1    OTHER       ANNUAL
                                                                                      FEES      FEES    EXPENSES    EXPENSES
AXP(R) Variable Portfolio
     Capital Resource Fund                                                             .64%      .13%     .08%      .85%(1)
     Cash Management Fund                                                              .51       .13      .06       .70(1)
     Diversified Bond Fund                                                             .60       .13      .08       .81(1)
     Diversified Equity Income Fund                                                    .53       .13      .10       .76(1)
     Emerging Markets Fund                                                            1.13       .13      .78      2.04(2)
     Equity Select Fund                                                                .68       .13      .25      1.06(1)
     Growth Fund                                                                       .65       .13      .21       .99(1)
     High Yield Bond Fund                                                              .62       .13      .08       .83(1)
     Income Opportunities Fund                                                         .69       .13      .27      1.09(3)
     International Fund                                                                .84       .13      .09      1.06(1)
     Large Cap Value Fund                                                              .63       .13      .43      1.19(3)
     NEW DIMENSIONS FUND(R)                                                            .62       .13      .07       .82(1)
     Partners Select Value Fund                                                        .81       .13      .46      1.40(3)
     Partners Small Cap Value Fund                                                     .99       .13      .43      1.55(1)
     S&P 500 Index Fund                                                                .29       .13      .22       .64(2)
     Short Duration U.S. Government Fund                                               .61       .13      .08       .82(1)
AIM V.I
     AIM V.I. Basic Value Fund, Series II Shares                                       .73       .25      .31      1.29(4)
     AIM V.I. Capital Development Fund, Series II Shares                               .75       .25      .38      1.38(4)
     AIM V.I. Mid Cap Core Equity Fund, Series II Shares                               .73       .25      .34      1.32(4)
AllianceBernstein Variable Products Series Fund, Inc.
     AllianceBernstein VP Growth and Income Portfolio (Class B)                        .63       .25      .03       .91(5)
     AllianceBernstein VP International Value Portfolio (Class B)                     1.00       .25      .49      1.74(6)
     AllianceBernstein VP Total Return Portfolio (Class B)                             .63       .25      .17      1.05(5)
American Century(R) Variable Portfolios, Inc.
     VP Inflation Protection, Class II                                                 .50       .25       --       .75(7),(8)
     VP International, Class II                                                       1.23       .25      .01      1.49(7),(9)
     VP Ultra, Class II                                                                .90       .25      .01      1.16(7)
     VP Value, Class II                                                                .85       .25       --      1.10(7)
Dreyfus
     Investment Portfolios Midcap Stock Portfolio, Service Share Class                 .75       .25      .06      1.06(10)
     Investment Portfolios Technology Growth Portfolio, Service Share Class            .75       .25      .13      1.13(5)
     Variable Investment Fund Appreciation Portfolio, Service Share Class              .75       .25      .05      1.05(5)
     Variable Investment Fund International Value Portfolio, Service Share Class      1.00       .25      .49      1.74(10)


       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                                      GROSS
                                                                                                                      TOTAL
                                                                               MANAGEMENT   12b-1    OTHER            ANNUAL
                                                                                  FEES      FEES    EXPENSES         EXPENSES
Fidelity(R) VIP
     Contrafund(R) Portfolio Service Class 2                                      .58%       .25%     .10%      .93%(11)
     Growth Portfolio Service Class 2                                             .58        .25      .09       .92(12)
     Investment Grade Bond Portfolio Service Class 2                              .43        .25      .11       .79(13)
     Mid Cap Portfolio Service Class 2                                            .58        .25      .12       .95(11)
     Overseas Portfolio Service Class 2                                           .73        .25      .18      1.16(11)
FTVIPT
     Franklin Income Securities Fund - Class 2                                    .48        .25      .03       .76(14),(15)
     Franklin Rising Dividends Securities Fund - Class 2                          .74        .25      .03      1.02(14), (15), (16)
     Franklin Small Cap Fund - Class 2                                            .51        .25      .29      1.05(15),(16)
     Mutual Shares Securities Fund - Class 2                                      .60        .25      .20      1.05(15)
     Templeton Global Income Securities Fund - Class 2                            .63        .25      .13      1.01(14)
     Templeton Growth Securities Fund - Class 2                                   .81        .25      .07      1.13(14),(15)
Goldman Sachs VIT
     Mid Cap Value Fund                                                           .80         --      .11       .91(17)
Liberty
     Colonial Small Cap Value Fund, Variable Series, Class B                      .80        .25      .41      1.46(18)
     Columbia High Yield Fund, Variable Series, Class B                           .60        .25      .31      1.16(19)
MFS(R)
     Investors Growth Stock Series - Service Class                                .75        .25      .13      1.13(20),(21)
     New Discovery Series - Service Class                                         .90        .25      .14      1.29(20),(21)
     Total Return Series - Service Class                                          .75        .25      .09      1.09(20)
     Utilities Series - Service Class                                             .75        .25      .17      1.17(20),(21)
Oppenheimer Variable Account Funds
     Capital Appreciation Fund/VA, Service Shares                                 .65        .25      .04       .94(5)
     Global Securities Fund/VA, Service Shares                                    .63        .25      .05       .93(5)
     Main Street Small Cap Fund/VA, Service Shares                                .75        .25      .23      1.23(5)
     Strategic Bond Fund/VA, Service Shares                                       .72        .25      .05      1.02(5)
Putnam Variable Trust
     Putnam VT Health Sciences Fund - Class IB Shares                             .70        .25      .14      1.09(5)
     Putnam VT International Equity Fund - Class IB Shares                        .76        .25      .18      1.19(5)
     Putnam VT Small Cap Value Fund - Class IB Shares                             .79        .25      .12      1.16(5)
     Putnam VT Vista Fund - Class IB Shares                                       .65        .25      .11      1.01(5)
Van Kampen
     Life Investment Trust Comstock Portfolio Class II Shares                     .60        .25      .05       .90(5)
     UIF U.S. Real Estate Portfolio Class II Shares                               .80        .35      .31      1.46(22)
Wanger
     International Small Cap                                                     1.22         --      .19      1.41(23)
     U.S. Smaller Companies                                                       .93         --      .05       .98(23)



We or an affiliate may receive all or part of the 12b-1 fees charged by a fund at the rate disclosed in the table above, and in the fund's prospectus, for distribution services we or an affiliate provide. We may also receive compensation from an adviser, distributor or other affiliate of a fund for administrative services we or an affiliate provide. The rate of compensation we receive from a fund for these services may be based on fund assets attributable to the contracts and to other variable insurance products that we and our affiliates issue. Depending on the amount of average daily net assets invested in the fund, the amounts paid may be significant.


       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

(1) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2003.

(2) The Fund's expense figures are based on actual expenses, before fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2003. Through April 30, 2004, American Express Financial Corporation has agreed to waive certain fees and reimburse expenses to the extent that total expenses exceed 1.75% for AXP(R) Variable Portfolio - Emerging Markets Fund, 0.495% for AXP(R) Variable Portfolio - S&P 500 Index Fund average daily net assets.

(3) The Fund's expense figures are based on estimated expenses, before fee waivers and expense reimbursements. Through Aug. 31, 2004, American Express Financial Corporation has agreed to waive certain fees and reimburse expenses to the extent that total expenses exceed 0.99% for AXP(R) Variable Portfolio - Income Opportunities Fund, 1.05% for AXP(R) Variable Portfolio
     - Large Cap Value Fund and 1.15% for AXP(R) Variable Portfolio - Partners Select Value Fund average daily net assets.

(4) Figures shown in the table are for the year ended Dec. 31, 2003 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(5) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2003.

(6)  For all of 2003, AllianceBernstein VP International Value Portfolio (Class
     B) was capped at 1.45%. The cap will be removed effective on May 1, 2004. After such waivers, "Management fees," "Other expenses" and "Gross total annual expenses" would be 0.80%, 0.40% and 1.45%.

(7) The Fund has a stepped fee schedule. As a result, the Fund's management fee generally decreases as fund assets increase.

(8) An investment in the fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

(9) International investing involves special risks including political instability and currency fluctuations.

(10) The expenses are shown before portfolio adviser's waiver of fees or reimbursement of expenses for the fiscal year ended Dec. 31, 2003. After waiver of fees or reimbursements, expense will not exceed 1.00% for Dreyfus IP Midcap Stock Portfolio, Service Share Class and 1.40% for Dreyfus VIF International Value, Service Share Class. The adviser has agreed to continue this expense reimbursement until Dec. 31, 2004.

(11) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the Fund's custodian expenses. These offsets may be discontinued at any time.

(12) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the Fund's expenses. These offsets may be discontinued at any time.

(13) Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the Fund's custodian expenses. These offsets may be discontinued at any time.

(14) The Fund administration fee is paid indirectly through the management fee.

(15) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

(16) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. The management fee reduction and net total annual expense was (0.01%) and 1.01% for FTVIPT Franklin Rising Dividends Securities Fund - Class 2 and (0.04%) and 1.01% for FTVIPT Franklin Small Cap Fund - Class 2.

(17) The adviser has voluntarily agreed to limit "Other Expenses" (excluding management fees, transfer agent fees and expenses, taxes, interest, brokerage, litigation and indemnification costs, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Fund. Because of assets levels for the period ended Dec. 31, 2003, there were no expense reductions and limitations for the Goldman Sachs VIT Mid Cap Value Fund for the period covered by their annual reports. In no event would the "Other expenses" for the Goldman Sachs VIT Mid Cap Value Fund exceed 0.25% of the Fund's average daily net assets. The expense limitation for the Goldman Sachs VIT Mid Cap Value Fund may be discontinued or modified by the Investment Adviser at its discretion at anytime.

(18) The Fund's distributor has voluntarily agreed to waive the 12b-1 fee for Class B shares. If this waiver were reflected in the table the 12b-1 fee for Class B shares would be 0.00%. In addition, the Fund's advisor has voluntarily agreed to waive 0.11% of other expenses. If this waiver were reflected in the table, other expenses would be 0.30% and gross total annual expenses would be 1.10%. This arrangement may be modified or terminated by the advisor at any time.

(19) Management fees have been restated to reflect the discontinuance of the administration fee for the Fund effective Nov. 1, 2003. The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class B shares. If this waiver were reflected in the table the 12b-1 fee for Class B shares would be 0.06%. In addition, the Fund's advisor has voluntarily agreed to waive 0.27% of other expenses. If this waiver were reflected in the table, other expenses would be 0.04% and gross total annual expenses would be 0.70%. This arrangement may be modified or terminated by the advisor at any time.

(20) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).

(21) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other expenses" do not take into account these fee reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Gross total annual expenses" would be lower for certain series and would equal: 1.12% for Investors Growth Stock Series, 1.28% for New Discovery Series and 1.16% for Utilities Series.

(22) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. For the year ended Dec. 31, 2003, the management fee is reduced to reflect the voluntary waiver of a portion or all of the management fee and the reimbursement by the Portfolio's adviser to the extent total annual operating expenses exceed 1.35%. The adviser may terminate this voluntary waiver at any time at its sole discretion. Additionally, the distributor has also agreed to waive 0.10% of the 12b-1 fee for class II shares. After such reductions, "Management fees," "Other expenses" and "Gross total annual expenses" respectively, for U.S. Real Estate Portfolio Class II were 0.79%, 0.25%, 0.31% and 1.35%.

(23) Figures in "Management fees," "12b-1 fees," "Other expenses," and "Gross total annual expenses" are based on actual expenses for the fiscal year ended Dec. 31, 2003. Columbia Wanger Asset Management, L.P. will reimburse the Fund if its annual operating expenses exceed 2% of average daily net assets. This commitment expires on April 30, 2004.


       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.


MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. They assume that you select the MAV Death Benefit, Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base and the Benefit Protector(SM) Plus. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                                                                                        IF YOU DO NOT WITHDRAW YOUR CONTRACT
                                          IF YOU WITHDRAW YOUR CONTRACT               OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                    AT THE END OF THE APPLICABLE TIME PERIOD:         AT THE END OF THE APPLICABLE TIME PERIOD:
                                    1 YEAR     3 YEARS     5 YEARS     10 YEARS      1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                  $ 1,753.63  $ 3,825.90  $ 4,997.54  $ 10,614.40  $ 1,053.63  $ 3,225.90  $ 4,497.54  $ 10,614.40



MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you select the ROP Death Benefit and you do not select any optional riders. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                                                                                        IF YOU DO NOT WITHDRAW YOUR CONTRACT
                                          IF YOU WITHDRAW YOUR CONTRACT               OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                    AT THE END OF THE APPLICABLE TIME PERIOD:         AT THE END OF THE APPLICABLE TIME PERIOD:
                                    1 YEAR     3 YEARS     5 YEARS     10 YEARS      1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                  $   918.63  $ 1,274.53  $ 1,656.43  $  2,484.98  $   218.63  $   674.53  $ 1,156.43  $  2,484.98



* In these examples, the $30 contract administrative charge is estimated as a .043% charge. This estimate is based on administrative contract charges collected during the year under a similar class of contracts we no longer offer in states where the contracts described in the prospectus have been approved for sale but under which we continue to accept purchase payments. We divided the total amount of such charges by the total average net assets attributable to those contracts.

       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION

(UNAUDITED)

The following tables give per-unit information about the financial history of the subaccounts representing the lowest and highest total annual variable account expense combinations. The date in which operations commenced in each subaccount is noted in parentheses. The SAI contains tables that give per-unit information about the financial history of each existing subaccount. We have not provided this information for some of the subaccounts because they are new and do not have any history. You may obtain a copy of the SAI without charge by contacting us at the telephone number or address listed on the first page of the prospectus.

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                 2003      2002      2001      2000
------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WCAR4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND) (3/3/2000)
Accumulation unit value at beginning of period                                     $  0.51   $  0.67   $  0.83   $  1.00
Accumulation unit value at end of period                                           $  0.65   $  0.51   $  0.67   $  0.83
Number of accumulation units outstanding at end of period (000 omitted)                453       194       218        99

SUBACCOUNT WCMG4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND) (11/6/2003)
Accumulation unit value at beginning of period                                     $  1.00        --        --        --
Accumulation unit value at end of period                                           $  1.00        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                 15        --        --        --

SUBACCOUNT WBND4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND) (11/6/2003)
Accumulation unit value at beginning of period                                     $  1.00        --        --        --
Accumulation unit value at end of period                                           $  1.01        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                146        --        --        --

SUBACCOUNT WDEI4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND) (3/3/2000)
Accumulation unit value at beginning of period                                     $  0.87   $  1.09   $  1.08   $  1.00
Accumulation unit value at end of period                                           $  1.21   $  0.87   $  1.09   $  1.08
Number of accumulation units outstanding at end of period (000 omitted)                828       608       455        63

SUBACCOUNT WESL4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND) (11/6/2003)
Accumulation unit value at beginning of period                                     $  1.00        --        --        --
Accumulation unit value at end of period                                           $  1.02        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                 29        --        --        --

SUBACCOUNT WGRF4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND) (11/6/2003)
Accumulation unit value at beginning of period                                     $  1.00        --        --        --
Accumulation unit value at end of period                                           $  1.05        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                 56        --        --        --

SUBACCOUNT WEXI4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND) (3/3/2000)
Accumulation unit value at beginning of period                                     $  0.84   $  0.91   $  0.88   $  1.00
Accumulation unit value at end of period                                           $  1.03   $  0.84   $  0.91   $  0.88
Number of accumulation units outstanding at end of period (000 omitted)                521       389       466       217

SUBACCOUNT WNDM4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)) (3/3/2000)
Accumulation unit value at beginning of period                                     $  0.54   $  0.71   $  0.86   $  1.00
Accumulation unit value at end of period                                           $  0.67   $  0.54   $  0.71   $  0.86
Number of accumulation units outstanding at end of period (000 omitted)              2,308     1,916     1,815       868

SUBACCOUNT WSVA4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND) (5/1/2002)
Accumulation unit value at beginning of period                                     $  0.79   $  1.00        --        --
Accumulation unit value at end of period                                           $  1.07   $  0.79        --        --
Number of accumulation units outstanding at end of period (000 omitted)                158        35        --        --

SUBACCOUNT WSPF4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND) (11/6/2003)
Accumulation unit value at beginning of period                                     $  1.00        --        --        --
Accumulation unit value at end of period                                           $  1.06        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                 59        --        --        --

SUBACCOUNT WFDI4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND) (3/3/2000)
Accumulation unit value at beginning of period                                     $  1.15   $  1.10   $  1.05   $  1.00
Accumulation unit value at end of period                                           $  1.15   $  1.15   $  1.10   $  1.05
Number of accumulation units outstanding at end of period (000 omitted)              2,513     2,555     1,473       328


       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                 2003      2002      2001      2000
------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WABA4 (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES) (11/6/2003)
Accumulation unit value at beginning of period                                     $  1.00        --        --        --
Accumulation unit value at end of period                                           $  1.07        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                149        --        --        --

SUBACCOUNT WAAD4 (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES) (11/6/2003)
Accumulation unit value at beginning of period                                     $  1.00        --        --        --
Accumulation unit value at end of period                                           $  1.04        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                 --        --        --        --

SUBACCOUNT WGIP4 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B)) (11/6/2003)
Accumulation unit value at beginning of period                                     $  1.00        --        --        --
Accumulation unit value at end of period                                           $  1.07        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                 23        --        --        --

SUBACCOUNT WAGR4 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B)) (11/6/2003)
Accumulation unit value at beginning of period                                     $  1.00        --        --        --
Accumulation unit value at end of period                                           $  1.05        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                 --        --        --        --

SUBACCOUNT WFCO4 (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2) (11/6/2003)
Accumulation unit value at beginning of period                                     $  1.00        --        --        --
Accumulation unit value at end of period                                           $  1.04        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                211        --        --        --

SUBACCOUNT WFGR4 (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2) (11/6/2003)
Accumulation unit value at beginning of period                                     $  1.00        --        --        --
Accumulation unit value at end of period                                           $  1.03        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                 50        --        --        --

SUBACCOUNT WMDC4 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2) (5/1/2001)
Accumulation unit value at beginning of period                                     $  0.94   $  1.06   $  1.00        --
Accumulation unit value at end of period                                           $  1.28   $  0.94   $  1.06        --
Number of accumulation units outstanding at end of period (000 omitted)              1,221       723       367        --

SUBACCOUNT WFOV4 (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2) (11/6/2003)
Accumulation unit value at beginning of period                                     $  1.00        --        --        --
Accumulation unit value at end of period                                           $  1.08        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                 11        --        --        --

SUBACCOUNT WISE4 (INVESTING IN SHARES OF FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2) (3/3/2000)
Accumulation unit value at beginning of period                                     $  0.97   $  0.99   $  0.99   $  1.00
Accumulation unit value at end of period                                           $  1.25   $  0.97   $  0.99   $  0.99
Number of accumulation units outstanding at end of period (000 omitted)              3,071     2,665     2,006       287

SUBACCOUNT WSMC4 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2) (3/3/2000)
Accumulation unit value at beginning of period                                     $  0.38   $  0.55   $  0.65   $  1.00
Accumulation unit value at end of period                                           $  0.52   $  0.38   $  0.55   $  0.65
Number of accumulation units outstanding at end of period (000 omitted)              3,979     3,832     3,330     1,583

SUBACCOUNT WMSS4 (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2) (3/3/2000)
Accumulation unit value at beginning of period                                     $  1.02   $  1.17   $  1.11   $  1.00
Accumulation unit value at end of period                                           $  1.26   $  1.02   $  1.17   $  1.11
Number of accumulation units outstanding at end of period (000 omitted)              1,702     1,165       691       102

SUBACCOUNT WMCV4 (INVESTING IN SHARES OF GOLDMAN SACHS VIT MID CAP VALUE FUND) (3/3/2000)
Accumulation unit value at beginning of period                                     $  1.47   $  1.56   $  1.41   $  1.00
Accumulation unit value at end of period                                           $  1.86   $  1.47   $  1.56   $  1.41
Number of accumulation units outstanding at end of period (000 omitted)              1,312     1,266       982       307

SUBACCOUNT WGRS4 (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS) (11/6/2003)
Accumulation unit value at beginning of period                                     $  1.00        --        --        --
Accumulation unit value at end of period                                           $  1.02        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                 39        --        --        --

SUBACCOUNT WSND4 (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS) (11/6/2003)
Accumulation unit value at beginning of period                                     $  1.00        --        --        --
Accumulation unit value at end of period                                           $  0.98        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                 10        --        --        --


       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                 2003      2002      2001      2000
------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSTR4 (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS) (11/6/2003)
Accumulation unit value at beginning of period                                     $  1.00        --        --        --
Accumulation unit value at end of period                                           $  1.05        --        --        --
Number of accumulation units outstanding at end of period (000 omitted) 80                        --        --        --

SUBACCOUNT WSUT4 (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS) (11/6/2003)
Accumulation unit value at beginning of period                                     $  1.00        --        --        --
Accumulation unit value at end of period                                           $  1.09        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                 10        --        --        --

SUBACCOUNT WOCA4 (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES) (11/6/2003)
Accumulation unit value at beginning of period                                     $  1.00        --        --        --
Accumulation unit value at end of period                                           $  1.05        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                 24        --        --        --

SUBACCOUNT WOGS4 (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES) (5/1/2002)
Accumulation unit value at beginning of period                                     $  0.77   $  1.00        --        --
Accumulation unit value at end of period                                           $  1.09   $  0.77        --        --
Number of accumulation units outstanding at end of period (000 omitted)                299         6        --        --

SUBACCOUNT WOSM4 (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES) (11/6/2003)
Accumulation unit value at beginning of period                                     $  1.00        --        --        --
Accumulation unit value at end of period                                           $  1.03        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                 72        --        --        --

SUBACCOUNT WSTB4 (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES) (5/1/2002)
Accumulation unit value at beginning of period                                     $  1.03   $  1.00        --        --
Accumulation unit value at end of period                                           $  1.19   $  1.03        --        --
Number of accumulation units outstanding at end of period (000 omitted)                415        83        --        --

SUBACCOUNT WHSC4 (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES) (5/1/2002)
Accumulation unit value at beginning of period                                     $  0.84   $  1.00        --        --
Accumulation unit value at end of period                                           $  0.98   $  0.84        --        --
Number of accumulation units outstanding at end of period (000 omitted)                120        30        --        --

SUBACCOUNT WIGR4 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES) (3/3/2000)
Accumulation unit value at beginning of period                                     $  0.48   $  0.59   $  0.75   $  1.00
Accumulation unit value at end of period                                           $  0.60   $  0.48   $  0.59   $  0.75
Number of accumulation units outstanding at end of period (000 omitted)              5,252     5,517     6,094     3,827

SUBACCOUNT WVIS4 (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES) (3/3/2000)
Accumulation unit value at beginning of period                                     $  0.33   $  0.48   $  0.74   $  1.00
Accumulation unit value at end of period                                           $  0.43   $  0.33   $  0.48   $  0.74
Number of accumulation units outstanding at end of period (000 omitted)              4,787     5,352     6,122     3,255

SUBACCOUNT WVCP4 (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES) (11/6/2003)
Accumulation unit value at beginning of period                                     $  1.00        --        --        --
Accumulation unit value at end of period                                           $  1.08        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                 37        --        --        --


       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                                     2003      2002
------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WCAR9 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND) (3/3/2003)
Accumulation unit value at beginning of period                                                         $  1.00        --
Accumulation unit value at end of period                                                               $  1.31        --
Number of accumulation units outstanding at end of period (000 omitted)                                     --        --

SUBACCOUNT WEXI9 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND) (3/1/2002)
Accumulation unit value at beginning of period                                                         $  0.92   $  1.00
Accumulation unit value at end of period                                                               $  1.08   $  0.92
Number of accumulation units outstanding at end of period (000 omitted)                                     --        --

SUBACCOUNT WISE9 (INVESTING IN SHARES OF FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2) (3/3/2003)
Accumulation unit value at beginning of period                                                         $  1.00        --
Accumulation unit value at end of period                                                               $  1.30        --
Number of accumulation units outstanding at end of period (000 omitted)                                     95        --

SUBACCOUNT WMCV9 (INVESTING IN SHARES OF GOLDMAN SACHS VIT MID CAP VALUE FUND) (3/3/2003)
Accumulation unit value at beginning of period                                                         $  1.00        --
Accumulation unit value at end of period                                                               $  1.33        --
Number of accumulation units outstanding at end of period (000 omitted)                                     --        --



VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                                               2003
------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UCMG8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                                   $  1.00
Accumulation unit value at end of period                                                                         $  0.99
Number of accumulation units outstanding at end of period (000 omitted)                                               55

SUBACCOUNT UBND8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                                   $  1.00
Accumulation unit value at end of period                                                                         $  1.02
Number of accumulation units outstanding at end of period (000 omitted)                                               63

SUBACCOUNT UDEI8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                                   $  1.00
Accumulation unit value at end of period                                                                         $  1.44
Number of accumulation units outstanding at end of period (000 omitted)                                                9

SUBACCOUNT UESL8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                                   $  1.00
Accumulation unit value at end of period                                                                         $  1.26
Number of accumulation units outstanding at end of period (000 omitted)                                               --

SUBACCOUNT UGRO8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                                   $  1.00
Accumulation unit value at end of period                                                                         $  1.22
Number of accumulation units outstanding at end of period (000 omitted)                                               --

SUBACCOUNT UNDM8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)) (1/29/2003)
Accumulation unit value at beginning of period                                                                   $  1.00
Accumulation unit value at end of period                                                                         $  1.25
Number of accumulation units outstanding at end of period (000 omitted)                                               37

SUBACCOUNT USVA8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                                   $  1.00
Accumulation unit value at end of period                                                                         $  1.40
Number of accumulation units outstanding at end of period (000 omitted)                                                3

SUBACCOUNT USPF8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                                   $  1.00
Accumulation unit value at end of period                                                                         $  1.28
Number of accumulation units outstanding at end of period (000 omitted)                                               22


       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                                               2003
------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UFIF8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                                   $  1.00
Accumulation unit value at end of period                                                                         $  0.99
Number of accumulation units outstanding at end of period (000 omitted)                                              234

SUBACCOUNT UABA8 (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                                   $  1.00
Accumulation unit value at end of period                                                                         $  1.35
Number of accumulation units outstanding at end of period (000 omitted)                                               27

SUBACCOUNT UAAD8 (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                                   $  1.00
Accumulation unit value at end of period                                                                         $  1.35
Number of accumulation units outstanding at end of period (000 omitted)                                                1

SUBACCOUNT UGIP8 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B)) (1/29/2003)
Accumulation unit value at beginning of period                                                                   $  1.00
Accumulation unit value at end of period                                                                         $  1.32
Number of accumulation units outstanding at end of period (000 omitted)                                               47

SUBACCOUNT UAGR8 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B)) (1/29/2003)
Accumulation unit value at beginning of period                                                                   $  1.00
Accumulation unit value at end of period                                                                         $  1.15
Number of accumulation units outstanding at end of period (000 omitted)                                               --

SUBACCOUNT UFCO8 (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                                   $  1.00
Accumulation unit value at end of period                                                                         $  1.30
Number of accumulation units outstanding at end of period (000 omitted)                                              205

SUBACCOUNT UFGR8 (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                                   $  1.00
Accumulation unit value at end of period                                                                         $  1.34
Number of accumulation units outstanding at end of period (000 omitted)                                                5

SUBACCOUNT UFMC8 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                                   $  1.00
Accumulation unit value at end of period                                                                         $  1.38
Number of accumulation units outstanding at end of period (000 omitted)                                              143

SUBACCOUNT UFOV8 (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                                   $  1.00
Accumulation unit value at end of period                                                                         $  1.46
Number of accumulation units outstanding at end of period (000 omitted)                                                5

SUBACCOUNT USMC8 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                                   $  1.00
Accumulation unit value at end of period                                                                         $  1.37
Number of accumulation units outstanding at end of period (000 omitted)                                                5

SUBACCOUNT UMSS8 (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                                   $  1.00
Accumulation unit value at end of period                                                                         $  1.25
Number of accumulation units outstanding at end of period (000 omitted)                                              349

SUBACCOUNT UGRS8 (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS) (1/29/2003)
Accumulation unit value at beginning of period                                                                   $  1.00
Accumulation unit value at end of period                                                                         $  1.22
Number of accumulation units outstanding at end of period (000 omitted)                                                2

SUBACCOUNT UNDS8 (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS) (1/29/2003)
Accumulation unit value at beginning of period                                                                   $  1.00
Accumulation unit value at end of period                                                                         $  1.33
Number of accumulation units outstanding at end of period (000 omitted)                                               --

SUBACCOUNT UTRS8 (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS) (1/29/2003)
Accumulation unit value at beginning of period                                                                   $  1.00
Accumulation unit value at end of period                                                                         $  1.17
Number of accumulation units outstanding at end of period (000 omitted)                                              240


       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                                               2003
------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT USUT8 (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS) (1/29/2003)
Accumulation unit value at beginning of period                                                                   $  1.00
Accumulation unit value at end of period                                                                         $  1.30
Number of accumulation units outstanding at end of period (000 omitted)                                               12

SUBACCOUNT UOCA8 (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                                   $  1.00
Accumulation unit value at end of period                                                                         $  1.31
Number of accumulation units outstanding at end of period (000 omitted)                                               59

SUBACCOUNT UOGS8 (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                                   $  1.00
Accumulation unit value at end of period                                                                         $  1.46
Number of accumulation units outstanding at end of period (000 omitted)                                                4

SUBACCOUNT UOSM8 (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                                   $  1.00
Accumulation unit value at end of period                                                                         $  1.44
Number of accumulation units outstanding at end of period (000 omitted)                                               29

SUBACCOUNT USTB8 (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                                   $  1.00
Accumulation unit value at end of period                                                                         $  1.07
Number of accumulation units outstanding at end of period (000 omitted)                                              141

SUBACCOUNT UHSC8 (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                                   $  1.00
Accumulation unit value at end of period                                                                         $  1.19
Number of accumulation units outstanding at end of period (000 omitted)                                               10

SUBACCOUNT UIGR8 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                                   $  1.00
Accumulation unit value at end of period                                                                         $  1.34
Number of accumulation units outstanding at end of period (000 omitted)                                               41

SUBACCOUNT UVIS8 (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                                   $  1.00
Accumulation unit value at end of period                                                                         $  1.32
Number of accumulation units outstanding at end of period (000 omitted)                                               --

SUBACCOUNT UVCP8 (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                                   $  1.00
Accumulation unit value at end of period                                                                         $  1.30
Number of accumulation units outstanding at end of period (000 omitted)                                               25


FINANCIAL STATEMENTS

You can find the audited financial statements of the subaccounts with financial history in the SAI. You can find our audited financial statements later in this prospectus. The SAI does not include the audited financial statements for some subaccounts because they are new and do not have any activity as of the date of the financial statements.

       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS

VARIABLE ACCOUNT: The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Enterprise Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.


Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.


We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.


We select the underlying funds in which the subaccounts initially invest and upon any substitution (see "Substitution of Investments"). In doing so, we may consider various objective and subjective factors. These factors include financial and distribution considerations that benefit us and/or the selling firm that distributes this contract.

Purchase payments and contract values invested in the AXP(R) Variable Portfolio Funds are generally more profitable for us and our affiliates. We or one of our affiliates may receive compensation from the funds including, but not limited to, 12b-1 fees (see "Expense Summary -- Annual Operating Expenses of the Funds").

A broker dealer affiliate of ours may distribute publicly-traded retail mutual funds that are managed by the same investment manager or adviser as one or more of the underlying funds. Similarly, the same unaffiliated investment manager or adviser may subadvise both publicly-traded retail mutual funds sponsored by one of our affiliates as well as certain portfolios of the AXP(R) Variable Portfolio Funds, which may or may not be available under the contract.

Some of these arrangements or relationships may also influence recommendations your registered representative makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a particular subaccount.


All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

YOU MAY ALLOCATE PAYMENTS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:


FUND NAME                                INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Capital      Capital appreciation. Invests primarily     American Express Financial Corporation
Resource Fund                            in U.S. common stocks of companies with     (AEFC)
                                         market capitalization of at least $5
                                         billion.

AXP(R) Variable Portfolio - Cash         Maximum current income consistent with      AEFC
Management Fund                          liquidity and stability of principal.
                                         Invests primarily in money market
                                         instruments, such as marketable debt
                                         obligations issued by the U.S. government
                                         or its agencies, bank certificates of
                                         deposit, bankers' acceptances, letters of
                                         credit, and commercial paper, including
                                         asset-backed commercial paper.

AXP(R) Variable Portfolio -              High level of current income while          AEFC
Diversified Bond Fund                    attempting to conserve the value of the
                                         investment and continuing a high level of
                                         income for the longest period of time.
                                         Under normal market conditions, the Fund
                                         invests at least 80% of its net assets in
                                         bonds and other debt obligations.

AXP(R) Variable Portfolio -              High level of current income and, as a      AEFC
Diversified Equity Income Fund           secondary goal, steady growth of capital.
                                         Under normal market conditions, the Fund
                                         invests at least 80% of its net assets in
                                         dividend-paying common and preferred
                                         stocks.

AXP(R) Variable Portfolio - Emerging     Long-term capital growth. Under normal      AEFC, adviser; American Express Asset
Markets Fund                             market conditions, the Fund invests at      Management International, Inc., a
                                         least 80% of its net assets in equity       wholly-owned subsidiary of AEFC,
                                         securities of emerging market companies.    subadviser.

AXP(R) Variable Portfolio - Equity       Growth of capital. Under normal market      AEFC
Select Fund                              conditions, the Fund invests at least 80%
                                         of its net assets in equity securities of
                                         medium-sized companies.

AXP(R) Variable Portfolio - Growth Fund  Long-term capital growth. Invests           AEFC
                                         primarily in common stocks that appear to
                                         offer growth opportunities.

AXP(R) Variable Portfolio - High Yield   High current income, with capital growth    AEFC
Bond Fund                                as a secondary objective. Under normal
                                         market conditions, the Fund invests at
                                         least 80% of its net assets in
                                         high-yielding,  high-risk corporate bonds
                                         (junk bonds) issued by U.S. and foreign
                                         companies and governments.

AXP(R) Variable  Portfolio - Income      High total return through current income    AEFC
Opportunities Fund(1)                    and capital appreciation. Under normal
                                         market conditions, invests primarily in
                                         income-producing debt securities,
                                         preferred stocks and convertible
                                         securties with an emphasis on the higher
                                         rated segment of the high-yield (junk
                                         bond) market.

AXP(R) Variable Portfolio -              Capital appreciation. Invests primarily     AEFC, adviser; American Express Asset
International Fund                       in equity securities of foreign issuers     Management International, Inc., a
                                         that offer strong growth potential.         wholly-owned subsidiary of AEFC,
                                                                                     subadviser.



(1) The registration statement for this fund is not effective yet. It has been filed with the Securities and Exchange Commission. Check with your sales representative for the actual effective date, expected to be on or about June 1, 2004.


       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

FUND NAME                                INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Large Cap    Long-term growth of capital. Under normal   AEFC
Value Fund                               market conditions, the fund invests at
                                         least 80% of its net assets in equity
                                         securities of companies with a market
                                         capitalization greater than $5 billion at
                                         the time of purchase.

AXP(R) Variable Portfolio - NEW          Long-term growth of capital. Invests        AEFC
DIMENSIONS FUND(R)                       primarily in common stocks showing
                                         potential for significant growth.

AXP(R) Variable Portfolio - Partners     Long-term growth of capital. Invests        AEFC, advisor; GAMCO Investors, Inc.,
Select Value Fund                        primarily in common stocks, preferred       subadvisor
                                         stocks and securities convertible into
                                         common stocks that are listed on a
                                         nationally recognized securities exchange
                                         or traded on the NASDAQ National Market
                                         System of the National Association of
                                         Securities Dealers. The Fund invests in
                                         midcap companies as well as companies
                                         with larger and smaller market
                                         capitalizations.

AXP(R) Variable Portfolio - Partners     Long-term capital appreciation.             AEFC, adviser; Goldman Sachs Asset
Small Cap  Value Fund                    Non-diversified mutual fund that invests    Management, L.P., Royce & Associates,
                                         primarily in equity securities. Under       LLC, Donald Smith & Co., Inc., Franklin
                                         normal market conditions, at least 80% of   Portfolio Associates LLC and Barrow,
                                         its net assets will be invested in          Hanley, Mewhinney & Strauss, Inc.,
                                         companies with market capitalization of     subadvisers.
                                         less than $2 billion, which also includes
                                         micro capitalization companies with
                                         market capitalization of less than  $400
                                         million, at the time of investment.

AXP(R) Variable Portfolio - S&P 500      Long-term capital appreciation.             AEFC
Index Fund                               Non-diversified mutual fund that invests
                                         primarily in securities of
                                         large-capitalization stocks of U.S.
                                         companies that are expected to provide
                                         investment results that correspond to the
                                         performance of the S&P 500(R) Index.

AXP(R) Variable Portfolio - Short        A high level of current income and safety   AEFC
Duration U.S. Government Fund            of principal consistent with an
                                         investment in U.S. government and
                                         government agency securities. Under
                                         normal market conditions, at least 80% of
                                         the Fund's net assets are invested in
                                         securities issued or guaranteed as to
                                         principal and interest by the U.S.
                                         government, its agencies or
                                         instrumentalities.

AIM V.I. Basic Value Fund, Series II     Long-term growth of capital. Invests at     A I M Advisors, Inc.
Shares                                   least 65% of its total assets in equity
                                         securities of U.S. issuers that have
                                         market capitalizations of greater than
                                         $500 million and are believed to be
                                         undervalued in relation to long-term
                                         earning power or other factors. The fund
                                         may invest 25% of its assets in foreign
                                         securities.

AIM V.I. Capital Development Fund,       Long-term growth of capital. Invests        A I M Advisors, Inc.
Series II Shares                         primarily in securities (including common
                                         stocks, convertible securities and bonds)
                                         of small- and medium-sized companies. The
                                         Fund may invest up to 25% of its assets
                                         in foreign securities.


       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

FUND NAME                                INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund,       Long-term growth of capital. Invests        A I M Advisors, Inc.
Series II Shares                         normally at least 80% of its total
                                         assets in equity securities, including
                                         convertible securities, of medium sized
                                         companies. The fund may invest up to 20%
                                         of its net assets in equity securities
                                         of companies in other market
                                         capitalization ranges or in investment
                                         grade debt securities. The fund may also
                                         invest up to 25% of its total assets in
                                         foreign securities.

AllianceBernstein VP Growth and          Reasonable current income and reasonable    Alliance Capital Management L.P.
Income Portfolio (Class B)               appreciation. Invests primarily in
                                         dividend-paying common stocks of good
                                         quality.

AllianceBernstein VP International       Long-term growth of capital. Invests        Alliance Capital Management L.P.
Value Portfolio (Class B)                primarily in a diversified portfolio of
                                         foreign equity securities.

AllianceBernstein VP Total Return        Achieve a high return through a             Alliance Capital Management L.P.
Portfolio (Class B)                      combination of current income and
                                         capital appreciation. Invests primarily
                                         in U.S. government and agency
                                         obligations, bonds, fixed-income senior
                                         securities (including short-and
                                         long-term debt securities and preferred
                                         stocks to the extent their value is
                                         attributable to their fixed-income
                                         characteristics), and common stocks.

American Century(R) VP Inflation         Pursues long-term total return using a      American Century Investment Management,
Protection, Class II                     strategy that seeks to protect against      Inc.
                                         U.S. inflation.

American Century(R) VP International,    Long-term capital growth. Invests           American Century Investment Management,
Class II                                 primarily in stocks of growing foreign      Inc.
                                         companies in developed countries.

American Century(R) VP Ultra, Class II   Long-term capital growth. Invests           American Century Investment Management,
                                         primarily in U.S. companies, but there      Inc.
                                         is no limit on the amount of assets the
                                         Fund can invest in foreign companies.

American Century(R) VP Value, Class II   Long-term capital growth, with income as    American Century Investment Management,
                                         a secondary objective. Invests primarily    Inc.
                                         in stocks of companies that management
                                         believes to be undervalued at the time
                                         of purchase.

Colonial Small Cap Value Fund,           The Fund seeks long-term growth by          Columbia Wanger Asset Management, L.P.
Variable Series, Class B                 investing primarily in smaller
                                         capitalization (small-cap) equities.
                                         Under normal market conditions, the Fund
                                         invests at least 80% of its net assets
                                         (plus any borrowings for investment
                                         purposes) in small-cap stocks of U.S.
                                         companies. The remainder of the Fund's
                                         assets may be invested in stocks, or in
                                         bonds that are rated or considered by
                                         the Fund's investment advisor to be
                                         investment-grade. When purchasing
                                         securities for the Fund, the advisor
                                         generally chooses securities of
                                         companies it believes are undervalued.
                                         The Fund may invest up to 10% of its
                                         assets in foreign securities.


       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

FUND NAME                                INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------------
Columbia High Yield Fund, Variable       High level of current income with           Columbia Management Advisors, Inc.
Series, Class B                          capital appreciation as a secondary
                                         objective. The Fund normally invests at
                                         least 80% of its net assets (plus any
                                         borrowings for investment purposes) in
                                         high yielding corporate debt securities,
                                         such as bonds, debentures and notes that
                                         are rated below investment grade.

Dreyfus Investment Portfolios Midcap     The portfolio seeks investment results      The Dreyfus Corporation
Stock Portfolio, Service Share Class     that are greater than the total return
                                         performance of publicly traded common
                                         stocks of medium-sized domestic
                                         companies in the aggregate, as
                                         represented by the Standard & Poor's
                                         Midcap 400 Index. The portfolio normally
                                         invests at least 80% of its assets in
                                         stocks of mid-size companies. The
                                         portfolio invests in growth and value
                                         stocks, which are chosen through a
                                         disciplined investment process that
                                         combines computer modeling techniques,
                                         fundamental analysis and risk
                                         management. Consistency of returns
                                         compared to the S&P 400 is a primary
                                         goal of the investment process. The
                                         portfolio's stock investments may
                                         include common stocks, preferred stocks,
                                         convertible securities and depository
                                         receipts, including those issued in
                                         initial public offerings or shortly
                                         thereafter.

Dreyfus Investment Portfolios            Seeks capital appreciation. The Fund        The Dreyfus Corporation
Technology Growth Portfolio, Service     invests, under normal circumstances, at
Share Class                              least 80% of its assets in the stocks of
                                         growth companies of any size that
                                         Dreyfus believes to be leading producers
                                         or beneficiaries of technological
                                         innovation. Up to 25% of the portfolio's
                                         assets may be invested in foreign
                                         securities. The portfolio's stock
                                         investments may include common stocks,
                                         preferred stocks and convertible
                                         securities.

Dreyfus Variable Investment Fund         Long-term capital growth consistent with    The Dreyfus Corporation -  Fayez Sarofim &
Appreciation Portfolio, Service Share    the preservation of capital; current        Co. is the portfolio's sub-investment
Class                                    income is a secondary goal. The             advisor.
                                         portfolio invests in common stocks
                                         focusing on "blue chip" companies with
                                         total market capitalizations of more
                                         than $5 billion at the time of purchase,
                                         including multinational companies. These
                                         established companies have demonstrated
                                         sustained patterns of profitability,
                                         strong balance sheets, an expanding
                                         global presence and the potential to
                                         achieve predictable, above average
                                         earnings growth.

Dreyfus Variable Investment Fund         The portfolio seeks long-term capital       The Dreyfus Corporation
International Value Portfolio,           growth. The portfolio normally invests
Service Share Class                      at least 80% of its assets in stocks.
                                         The portfolio ordinarily invests most of
                                         its assets in securities of foreign
                                         companies. The portfolio's stock
                                         investments may include common stocks,
                                         preferred stocks and convertible
                                         securities, including those purchased in
                                         initial public offerings or shortly
                                         thereafter the portfolio may invest in
                                         companies of any size. The portfolio may
                                         also invest in companies located in
                                         emerging markets.


       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

FUND NAME                                INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio  Seeks long-term capital appreciation.       Fidelity Management & Research Company
Service Class 2                          Normally invests primarily in common        (FMR), investment manager; FMR U.K. and
                                         stocks. Invests in securities of            FMR  Far East, sub-investment advisers.
                                         companies whose value it believes is not
                                         fully recognized by the public. Invests
                                         in either "growth" stocks or  "value"
                                         stocks or both. The fund invests in
                                         domestic and foreign issuers.

Fidelity(R) VIP Growth Portfolio         Seeks to achieve capital appreciation.      FMR, investment manager; FMR U.K., FMR
Service Class 2                          Normally invests primarily in common        Far East, sub-investment advisers.
                                         stocks. Invests in companies that it
                                         believes have above-average growth
                                         potential (stocks of these companies are
                                         often called "growth" stocks). The Fund
                                         invests in domestic and foreign issuers.

Fidelity(R) VIP Investment Grade Bond    Seeks as high of a level of current         FMR, investment manager; FMR U.K., FMR
Portfolio Service Class 2                income as is consistent with the            Far East, sub-investment advisers.
                                         preservation of capital. Normally
                                         invests at least 80% of assets in
                                         investment-grade debt securities of all
                                         types and repurchase agreements for
                                         those securities.

Fidelity(R) VIP Mid Cap Portfolio        Seeks long-term growth of capital.          FMR, investment manager; FMR U.K., FMR
Service Class 2                          Normally invests primarily in common        Far East, sub-investment advisers.
                                         stocks. Normally invests at least 80% of
                                         assets in securities of companies with
                                         medium market capitalizations. May
                                         invest in companies with smaller or
                                         larger market capitalizations. Invests
                                         in domestic and foreign issuers. The
                                         Fund invests in growth or value common
                                         stocks.

Fidelity(R) VIP Overseas Portfolio       Seeks long-term growth of capital.          FMR, investment manager; FMR U.K., FMR
Service Class 2                          Normally invests primarily in common        Far East, Fidelity International
                                         stocks of foreign securities. Normally      Investment Advisors (FIIA) and FIIA U.K.,
                                         invests at least 80% of assets in           sub-investment advisers.
                                         non-U.S. securities.

FTVIPT Franklin Income Securities        Seeks to maximize income while              Franklin Advisers, Inc.
Fund - Class 2                           maintaining prospects for capital
                                         appreciation. The Fund normally invests
                                         in debt and equity securities.

FTVIPT Franklin Rising Dividends         Seeks long-term capital appreciation,       Franklin Advisers, Inc.
Securities  Fund - Class 2               with preservation of capital as an
                                         important consideration. The Fund
                                         normally invests at least 80% of its net
                                         assets in investments of companies that
                                         have paid rising dividends.

FTVIPT Franklin Small Cap Fund -         Seeks long-term capital growth. The Fund    Franklin Advisers, Inc.
Class 2                                  normally invests at least 80% of its net
                                         assets in investments of small
                                         capitalization companies. For this Fund,
                                         small-cap companies are those with
                                         market capitalization values not
                                         exceeding (i) $1.5 billion or (ii) the
                                         highest market capitalization value in
                                         the Russell 2000(R) Index, whichever is
                                         greater, at the time of purchase.


       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

FUND NAME                                INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------------
FTVIPT Mutual Shares Securities Fund     Seeks capital appreciation, with income     Franklin Mutual Advisers, LLC
- Class 2                                as a secondary goal. The Fund normally
                                         invests mainly in U.S. equity securities
                                         that the Fund's manager believes are
                                         available at market prices less than
                                         their value based on certain recognized
                                         or objective criteria, including
                                         undervalued stocks, merger/risk
                                         arbitrage securities and distressed
                                         companies.

FTVIPT Templeton Global Income           Seeks high current income, consistent       Franklin Advisers, Inc.
Securities Fund - Class 2                with preservation of capital, with
                                         capital appreciation as a secondary
                                         consideration. The Fund normally invests
                                         mainly in debt securities of governments
                                         and their political subdivisions and
                                         agencies, supranational organizations
                                         and companies located anywhere in the
                                         world, including emerging markets. The
                                         Fund focuses on investment grade debt
                                         securities, but may also invest in
                                         lower-rated debt, including high yield
                                         "junk bonds."

FTVIPT Templeton Growth Securities       Seeks long-term capital growth. The Fund    Franklin Advisers, Inc.
Fund - Class 2                           normally  invests mainly in equity
                                         securities of companies located anywhere
                                         in the world, including those in the
                                         U.S. and in emerging markets.

Goldman Sachs VIT Mid Cap Value Fund     The Goldman Sachs VIT Mid Cap Value Fund    Goldman Sachs Asset Management, L.P.
                                         seeks long-term capital appreciation.
                                         The Fund invests, under normal
                                         circumstances, at least 80% of its net
                                         assets plus any borrowing for investment
                                         purposes (measured at time of purchase)
                                         in a diversified portfolio of equity
                                         investments in mid-capitalization
                                         issuers within the range of the market
                                         capitalization of companies constituting
                                         the Russell Midcap Value Index at the
                                         time of investments in mid-cap issuers
                                         with public stock market capitalization
                                         (based upon shares available for trading
                                         on an unrestricted basis) within the
                                         range of the market capitalization of
                                         companies constituting the Russell
                                         Midcap Value Index at the time of
                                         investment.  If the market
                                         capitalization of a company held by the
                                         Fund moves outside this range, the Fund
                                         may, but is not required to, sell the
                                         securities.

MFS(R) Investors Growth Stock Series -   Long-term growth of capital and future      MFS Investment Management(R)
Service Class                            income. Invests at least 80% of its net
                                         assets in common stocks and related
                                         securities of companies which MFS(R)
                                         believes offer better than average
                                         prospects for long-term growth.

MFS(R) New Discovery Series - Service    Capital appreciation. Invests in at         MFS Investment Management(R)
Class                                    least 65% of its net assets in equity
                                         securities of emerging growth companies.

MFS(R) Total Return Series - Service     Above-average income consistent with the    MFS Investment Management(R)
Class                                    prudent employment of capital, with
                                         growth of capital and income as a
                                         secondary objective. Invests primarily
                                         in a combination of equity and fixed
                                         income securities.


       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

FUND NAME                                INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) Utilities Series - Service Class  Capital growth and current income.          MFS Investment Management(R)
                                         Invests primarily in equity and debt
                                         securities of domestic and foreign
                                         companies in the utilities industry.

Oppenheimer Capital Appreciation         Capital appreciation. Invests in            OppenheimerFunds, Inc.
Fund/VA, Service Shares                  securities of well-known, established
                                         companies.

Oppenheimer Global Securities            Long-term capital appreciation. Invests     OppenheimerFunds, Inc.
Fund/VA, Service Shares                  mainly in common stocks of U.S. and
                                         foreign issuers that are "growth-type"
                                         companies, cyclical industries and
                                         special situations that are considered
                                         to have appreciation possibilities.

Oppenheimer Main Street Small Cap        Seeks capital appreciation. Invests         OppenheimerFunds, Inc.
Fund/VA, Service Shares                  mainly in common stocks of
                                         small-capitalization U.S. companies that
                                         the fund's investment manager believes
                                         have favorable business trends or
                                         prospects.

Oppenheimer Strategic Bond Fund/VA,      High level of current income principally    OppenheimerFunds, Inc.
Service Shares                           derived from interest on debt
                                         securities. Invests mainly in three
                                         market sectors: debt securities of
                                         foreign governments and companies, U.S.
                                         government securities and lower-rated
                                         high yield securities of U.S. and
                                         foreign companies.

Putnam VT Health Sciences Fund -         Capital appreciation. The fund pursues      Putnam Investment Management, LLC
Class IB Shares                          its goal by investing mainly in growth
                                         stocks of companies in the health
                                         sciences industries. Under normal
                                         circumstances, the fund invests at least
                                         80% of its net assets in securities of
                                         (a) companies that derive at least 50%
                                         of their assets, revenues or profits
                                         from the pharmaceutical, health care
                                         services, applied research and
                                         development and medical equipment and
                                         supplies industries, or (b) companies we
                                         think have the potential for growth as a
                                         result of their particular products,
                                         technology, patents or other market
                                         advantages in the health sciences
                                         industries.

Putnam VT International Equity Fund -    Capital appreciation. The fund pursues      Putnam Investment Management, LLC
Class IB Shares                          its goal by investing mainly in common
                                         stocks of companies outside the United
                                         States that Putnam Management believes
                                         have favorable investment potential.
                                         Under normal circumstances, the fund
                                         invests at least 80% of the fund's net
                                         assets in equity investments.

Putnam VT Small Cap Value Fund -         Capital appreciation. The fund pursues      Putnam Investment Management, LLC
Class IB Shares                          its goal by investing mainly in common
                                         stocks of U.S. companies, with a focus
                                         on value stocks. Under normal
                                         circumstances, the fund invests at least
                                         80% of net assets in small companies of
                                         a size similar to those in the Russell
                                         2000 Value Index.

Putnam VT Vista Fund - Class IB Shares   Capital appreciation. The fund pursues      Putnam Investment Management, LLC
                                         its goal by investing mainly in common
                                         stocks of U.S. companies with a focus
                                         on growth stocks.


       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

FUND NAME                                INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust         Seeks capital growth and income through     Van Kampen Asset Management
Comstock Portfolio Class II Shares       investments in equity securities,
                                         including common stocks, preferred
                                         stocks and securities convertible into
                                         common and preferred stocks.

Van Kampen UIF U.S. Real Estate          Above average current income and            Morgan Stanley Investment Management Inc.,
Portfolio Class II Shares                long-term capital appreciation. Invests     doing business as Van Kampen.
                                         primarily in equity securities of
                                         companies in the U.S. real estate
                                         industry, including real estate
                                         investment trusts.

Wanger International Small Cap           Long-term growth of capital. Invests        Columbia Wanger Asset Management, L.P.
                                         primarily in stocks of non-U.S.
                                         companies with capitalizations of less
                                         than $2 billion at time of purchase.

Wanger U.S. Smaller Companies            Long-term growth of capital. Invests        Columbia Wanger Asset Management, L.P.
                                         primarily in stocks  of small- and
                                         medium-size U.S. companies with
                                         capitalizations of less than $5 billion
                                         at time of purchase.



THE GUARANTEE PERIOD ACCOUNTS (GPAS)


The GPAs are not available for contracts issued in Maryland, Oregon, Pennsylvania or Washington and may not be available in other states. Any reference in this prospectus to the GPAs, and any contract features or benefits associated with the GPAs are deleted for contracts issued in Maryland, Oregon, Pennsylvania and Washington or any other state that does not allow investment in the GPAs.


You may allocate purchase payments to one or more of the GPAs with guarantee periods declared by us. These periods of time vary by state. The required minimum investment in each GPA is $1,000. These accounts are not available in all states and are not offered after annuity payouts begin. Some states also restrict the amount you can allocate to these accounts.


Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the Guarantee Period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on contract value currently in a GPA.


The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion (future rates). We will determine future rates based on various factors including, but not limited to, the interest rate environment, returns we earn on investments in the nonunitized separate account we have established for the GPAs, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition and American Enterprise Life's revenues and other expenses. WE CANNOT PREDICT NOR CAN WE GUARANTEE WHAT FUTURE RATES WILL BE.

You may transfer or withdraw contract value out of the GPAs within 30 days before the end of the guarantee period without receiving an MVA (see "Market Value Adjustment (MVA)" below.) During this 30 day window you may choose to start a new guarantee period of the same length, transfer the contract value to another GPA, transfer the contract value to any of the subaccounts, or withdraw the contract value from the contract (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your guarantee period our current practice is to automatically transfer the contract value into the shortest GPA term offered in your state. (EXCEPTION: If you have selected a Portfolio Navigator asset allocation model that contains a GPA, we will automatically transfer the contract value in the maturing GPA into a new GPA of the same term at the end of the guarantee period.)


We hold amounts you allocate to the GPAs in a "nonunitized" separate account we have established under the Indiana Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.

       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

We intend to construct and manage the investment portfolio relating to the separate account using a strategy known as "immunization." Immunization seeks to lock in a defined return on the pool of assets versus the pool of liabilities over a specified time horizon. Since the return on the assets versus the liabilities is locked in, it is "immune" to any potential fluctuations in interest rates during the given time. We achieve immunization by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is essentially equal to the price duration of the corresponding portfolio of liabilities. Portfolio immunization provides us with flexibility and efficiency in creating and managing the asset portfolio, while still assuring safety and soundness for funding liability obligations.


We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable guarantee periods. These instruments include, but are not necessarily limited to, the following:


- Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

- Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch (formerly Duff & Phelp's) -- or are rated in the two highest grades by the National Association of Insurance Commissioners;

- Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and

- Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.

MARKET VALUE ADJUSTMENT (MVA)


We guarantee the contract value allocated to the GPAs, including the interest credited, if you do not make any transfers or withdrawals from the GPAs prior to 30 days before the end of the guarantee period (30-day rule). At all other times, and unless one of the exceptions to the 30-day rule described below applies, we will apply an MVA if you withdraw or transfer contract value from a GPA including withdrawals under the Guarantor(SM) Withdrawal Benefit, or you elect an annuity payout plan while you have contract value invested in a GPA. We will refer to these transactions as "early withdrawals." The application of an MVA may result in either a gain or loss of principal.


The 30-day rule does not apply and no MVA will apply to:

- transfers from a one-year GPA occurring under an automated dollar-cost averaging program or Interest Sweep Strategy;

- automatic rebalancing under any Portfolio Navigator asset allocation model we offer which contains one or more GPAs. However, an MVA will apply if you reallocate to a different Portfolio Navigator asset allocation model;

- amounts applied to an annuity payout plan while a Portfolio Navigator asset allocation model containing one or more GPAs is in effect;

-    amounts withdrawn for fees and charges; or

-    amounts we pay as death claims.

When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.


The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your guarantee period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the guarantee period remaining on your GPA. This is summarized in the following table:


                                   IF YOUR GPA RATE IS:                   THE MVA IS:
                            Less than the new GPA rate + 0.10%             Negative
                            Equal to the new GPA rate + 0.10%              Zero
                            Greater than the new GPA rate + 0.10%          Positive

For examples, see Appendix A.

       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

BUYING YOUR CONTRACT


Your registered representative will help you complete and submit an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 85 or younger. (The age limit may be younger for qualified annuities in some states.)


When you apply, you may select (if available):

-    GPAs and/or subaccounts in which you want to invest(1);

-    how you want to make purchase payments;

-    the optional Portfolio Navigator asset allocation program(2);

-    the optional MAV Death Benefit(3);

-    the optional 5% Accumulation Death Benefit(3);

-    the optional Enhanced Death Benefit(3);


-    the optional Guarantor(SM) Withdrawal Benefit rider(4);


-    the optional Income Assurer Benefit(SM) - MAV rider(5);

-    the optional Income Assurer Benefit(SM) - 5% Accumulation Benefit Base(5);

- the optional Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base(5);

-    the optional Benefit Protector(SM)(6);

-    the optional Benefit Protector(SM) Plus(6); and

-    a beneficiary.

(1) GPAs are not available under contracts issued in Maryland, Oregon, Pennsylvania or Washington and may not be available in other states.

(2)  There is no additional charge for this feature.

(3) Available if both you and the annuitant are 79 or younger at contract issue. The 5% Accumulation Death Benefit and Enhanced Death Benefit are not available with Benefit Protector(SM) and Benefit Protector(SM) Plus.

(4) Available if you and the annuitant are 79 or younger at contract issue. You must select one of the Portfolio Navigator asset allocation models with this rider. Not available with the ROP Death Benefit or any Income Assurer Benefit(SM) rider. May not be available in all states.


(5) Available if the annuitant is 75 or younger at contract issue. You must select one of the Portfolio Navigator asset allocation models with this rider. Not available with the ROP Death Benefit or Guarantor(SM) Withdrawal Benefit rider. May not be available in all states.


(6) Available if you and the annuitant are 75 or younger at contract issue. Not available with the 5% Accumulation Death Benefit or Enhanced Death Benefit. May not be available in all states.

The contract provides for allocation of purchase payments to the GPAs and/or the subaccounts of the variable account, in even 1% increments subject to the $1,000 minimum required investment for the GPAs.


If your application is complete, we will process it and apply your purchase payment to the GPAs and subaccounts you selected within two business days after we receive it at our home office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to the accounts on the valuation date we receive them. If we receive an additional purchase payment at our home office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our home office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.


You may make monthly payments to your contract under a Systematic Investment Plan (SIP). You must make an initial purchase payment of $10,000. Then, to begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date.


       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

THE RETIREMENT DATE


Annuity payouts begin on the retirement date. When we process your application, we will establish the retirement date to be the maximum age (or contract anniversary if applicable) for nonqualified annuities and Roth IRAs and for qualified annuities the date specified below. You can align this date with your actual retirement from a job, or it can be a different date, depending on your needs and goals and on certain restrictions. You also can change the retirement date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAs, the retirement date must be:

-    no earlier than the 30th day after the contract's effective date; and

- no later than the annuitant's 85th birthday (or the tenth contract anniversary, if purchased after age 75).

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAs, to comply with IRS regulations, the retirement date generally must be:


-    on or after the date the annuitant reaches age 59 1/2; and

- for IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or


- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you satisfy your required minimum distribution by some other IRS approved method, or in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later.


BENEFICIARY

We will pay your named beneficiary the death benefit if it becomes payable before the retirement date while the contract is in force and before annuity payouts begin. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

MINIMUM INITIAL PURCHASE PAYMENT
     $10,000

MINIMUM ADDITIONAL PURCHASE PAYMENTS
     $50 for SIPs.
     $100 for all other payment plans.

MAXIMUM TOTAL PURCHASE PAYMENTS*
     $1,000,000

* These limits apply in total to all American Enterprise Life annuities you own. We reserve the right to waive or increase the maximum limit. We also reserve the right to restrict cumulative additional purchase payments for contracts with the Guarantor(SM) Withdrawal Benefit. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER

Send your check along with your name and contract number to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY SIP


Contact your registered representative to complete the necessary SIP paperwork.



       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $40 from the contract value on your contract anniversary. We prorate this charge among the GPAs and the subaccounts in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct this charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE

We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees. These fees cover the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. These fees do not apply to the GPAs. We cannot increase these fees. The mortality and expense risk fee you pay is determined by the death benefit guarantee you select:

                                                       MORTALITY AND
                                                     EXPENSE RISK FEE
ROP Death Benefit                                          1.30%
MAV Death Benefit                                          1.50
5% Accumulation Death Benefit                              1.65
Enhanced Death Benefit                                     1.70

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge or variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge will cover sales and distribution expenses.


GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER FEE


We charge an annual fee of 0.55% of contract value for this optional feature only if you select it. If selected, we deduct the fee from your contract value on your contract anniversary. We prorate this fee among the GPAs and the subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.


Once you elect the Guarantor(SM) Withdrawal Benefit, you may not cancel it and the fee will continue to be deducted until the contract is terminated or annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the Guarantor(SM) Withdrawal Benefit fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the Remaining Benefit Amount (RBA) goes to zero but the contract value has not been depleted, you will continue to be charged.

       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
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

Currently the Guarantor(SM) Withdrawal Benefit fee does not vary with the Portfolio Navigator model selected; however, we reserve the right to increase this fee and/or charge a separate fee for each asset allocation model for new contract owners. The Guarantor(SM) Withdrawal Benefit fee will not exceed a maximum charge of 2.50%. We cannot change the Guarantor(SM) Withdrawal Benefit fee after the rider effective date unless:


(a)  you choose the annual Elective Step Up;

(b) you change your Portfolio Navigator asset allocation model after we have exercised our rights to increase the fee;

(c) you change your Portfolio Navigator asset allocation model after we have exercised our rights to charge a separate fee for each model.

If you choose the Elective Step Up or change your Portfolio Navigator model after we have exercised our rights to increase the fee as described above, you will pay the fee we then charge.


If you choose to step up before the third contract anniversary, the Guarantor(SM) Withdrawal Benefit fee will not change until the third contract anniversary, when it may change to the fee that was offered at the time of your last Elective Step Up.


The fee does not apply after annuity payouts begin or the contract terminates.

INCOME ASSURER BENEFIT(SM) RIDER FEE


We charge an annual fee for this optional feature only if you select it. We determine the fee by multiplying the guaranteed income benefit base by the charge for the Income Assurer Benefit(SM) rider you select. There are three Income Assurer Benefit(SM) rider options available under your contract (see "Optional Benefits -- Income Assurer Benefit(SM) Riders") and each has a different guaranteed income benefit base calculation. The charge for each Income Assurer Benefit(SM) is as follows:


                                                                                MAXIMUM      CURRENT
Income Assurer Benefit(SM) - MAV                                                  2.50%       0.55%
Income Assurer Benefit(SM) - 5% Accumulation Benefit Base                         2.75        0.70
Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base       3.00        0.75

We deduct the fee from the contract value on your contract anniversary. We prorate this fee among the GPAs and the subaccounts in the same proportion your interest in each account bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the appropriate Income Assurer Benefit(SM) fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee.

Currently the Income Assurer Benefit(SM) fee does not vary with the Portfolio Navigator model selected; however, we reserve the right to increase this fee and/or charge a separate fee for each model for new contract owners but not to exceed the guaranteed charges shown above. We cannot change the Income Assurer Benefit(SM) charge after the rider effective date, unless you change your Portfolio Navigator model after we have exercised our rights to increase the fee and/or charge a separate fee for each model. If you decide to change your Portfolio Navigator model after we have exercised our rights to increase the fees for new contract holders, you will pay the fee we then charge. The fee does not apply after annuity payouts begin or the Income Assurer Benefit(SM) terminates.

For examples, see Appendix B.


BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR(SM)) FEE


We charge a fee for the optional feature only if you select it. If selected, we deduct 0.25% of your contract value on your contract anniversary. We prorate this fee among the GPAs and the subaccounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.


BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR(SM) PLUS) FEE


We charge a fee for the optional feature only if you select it. If selected, we deduct 0.40% of your contract value on your contract anniversary. We prorate this fee among the GPAs and the subaccounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.


       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

WITHDRAWAL CHARGE

If you withdraw all or part of your contract value, a withdrawal charge applies if all or part of the withdrawal amount is from any purchase payment we received less than eight years before the date of withdrawal.

Each time you make a purchase payment under the contract, a withdrawal charge attaches to that purchase payment. The withdrawal charge percentage for each purchase payment declines according to a schedule shown in the contract. For example, during the first two years after a purchase payment is made, the withdrawal charge percentage attached to that payment is 7%. The withdrawal charge percentage for that payment during the seventh year after it is made is 2%. At the beginning of the eighth year after that purchase payment is made, and thereafter, there is no withdrawal charge as to that payment.


You may withdraw an amount during any contract year without incurring a withdrawal charge. We call this amount the Total Free Amount (TFA). The TFA is the amount of your contract value that you may withdraw without incurring a withdrawal charge. Amounts withdrawn in excess of the TFA may be subject to a withdrawal charge as described below. The TFA is defined as the maximum of (a) and (b) where:


     (a)  is 10% of your prior anniversary's contract value, and

     (b)  is current contract earnings.

NOTE: We determine current contract earnings (CE) by looking at the entire contract value (CV), not the earnings of any particular subaccount or GPA. If the contract value is less than purchase payments received and not previously withdrawn (PPNPW) then contract earnings are zero. We consider your initial purchase payment to be the prior anniversary's contract value during the first contract year.


If you elected the Guarantor(SM) Withdrawal Benefit rider at issue, the TFA of your contract will be defined as the maximum of (a), (b) or (c) where:


     (a)  is 10% of your prior anniversary's contract value,

     (b)  is current contract earnings, and


     (c)  is your current guaranteed benefit payment.


For purposes of calculating any withdrawal charge, we treat amounts withdrawn from your contract value in the following order:


1. First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary's contract value or your contract's guaranteed benefit payment if you elected the Guarantor(SM) Withdrawal Benefit rider and your guaranteed benefit payment is greater than 10% of your prior anniversary's contract value. We do not assess a withdrawal charge on this amount.


2. Next, we withdraw contract earnings, if any, that are greater than the amount described in number one above. We do not assess a withdrawal charge on contract earnings.

3. Next we withdraw purchase payments received prior to the withdrawal charge period shown in your contract. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period you selected and shown in your contract. We withdraw these payments on a "first-in, first-out" (FIFO) basis. We do assess a withdrawal charge on these payments.

NOTE: After withdrawing earnings in numbers one and two above, we next withdraw enough additional contract value (ACV) to meet your requested withdrawal amount. If the amount described in number one above was greater than contract earnings prior to the withdrawal, the excess (XSF) will be excluded from the purchase payments being withdrawn that were received most recently when calculating the withdrawal charge. We determine the amount of purchase payments being withdrawn
(PPW) in numbers three and four above as:

                   (ACV - XSF)
     PPW  =  XSF + ----------- X (PPNPW - XSF)
                   (CV - TFA)

If the additional contract value withdrawn is less than XSF, then PPW will equal ACV.

We determine your withdrawal charge by multiplying each of your payments withdrawn by the applicable withdrawal charge percentage, and then adding the total withdrawal charges.


       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

The withdrawal charge percentage depends on the number of years since you made the payments that are withdrawn.

                         YEARS FROM PURCHASE         WITHDRAWAL CHARGE
                           PAYMENT RECEIPT              PERCENTAGE
                                  1                         7%
                                  2                         7
                                  3                         6
                                  4                         6
                                  5                         5
                                  6                         4
                                  7                         2
                                  Thereafter                0

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.

For example, see Appendix C.


WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIC PERIOD:
Under this annuity payout plan, in most cases you can elect to take a withdrawal of the remaining variable payouts. If you take a withdrawal we impose a withdrawal charge. This charge will vary based on the death benefit guarantee and the assumed investment rate (AIR) you selected for the variable payouts. The withdrawal charge equals the present value of the remaining variable payouts using an AIR of either 3.5% or 5.0% minus the present value of the remaining variable payouts using the applicable discount rate shown in the table below. (See "Charges -- Withdrawal Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")



IF YOUR AIR IS:                         THEN YOUR DISCOUNT RATE PERCENT (%) IS:
3.5%                                                   6.30%
5.0%                                                   7.80%


WAIVER OF WITHDRAWAL CHARGE

We do not assess withdrawal charges for:

-    withdrawals of any contract earnings;

- withdrawals of amounts totaling up to 10% of your prior contract anniversary's contract value to the extent it exceeds contract earnings;


- if you elected the Guarantor(SM) Withdrawal Benefit rider, your contract's guaranteed benefit payment to the extent it exceeds the greater of contract earnings or 10% of your prior anniversary's contract value;

- required minimum distributions from a qualified annuity provided the amount is no greater than the required amount calculated under your specific contract currently in force;


- contracts settled using an annuity payout plan unless an annuity payout Plan E is later surrendered;

- withdrawals made as a result of one of the "Contingent events" described below to the extent permitted by state law (see your contract for additional conditions and restrictions);

-    amounts we refund to you during the free look period; and

-    death benefits.

CONTINGENT EVENTS

- Withdrawals you make if you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. Your contract will include this provision when you and the annuitant are under age 76 at contract issue. You must provide proof satisfactory to us of the confinement as of the date you request the withdrawal.

- To the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.

VALUING YOUR INVESTMENT

We value your accounts as follows:

GPAS

We value the amounts you allocated to the GPAs directly in dollars. The value of a GPA equals:

- the sum of your purchase payments and transfer amounts allocated to the GPAs;

-    plus interest credited;

- minus the sum of amounts withdrawn after any applicable MVA (including any applicable withdrawal charges) and amounts transferred out;

-    minus any prorated portion of the contract administrative charge;


- minus any prorated portion of the Guarantor(SM) Withdrawal Benefit rider fee (if applicable);


- minus any prorated portion of an Income Assurer Benefit(SM) rider fee (if applicable);

- minus any prorated portion of the Benefit Protector(SM) rider fee (if applicable); and

- minus any prorated portion of the Benefit Protector(SM) Plus rider fee (if applicable).

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal; transfer amounts out of a subaccount; or we assess a contract administrative charge, a withdrawal charge or fee for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

NUMBER OF UNITS: To calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.


       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-    additional purchase payments you allocate to the subaccounts;

-    transfers into or out of the subaccounts;

-    partial withdrawals;

-    withdrawal charges;

and a deduction of:

-    a prorated portion of the contract administrative charge;


- a prorated portion of the Guarantor(SM) Withdrawal Benefit rider fee (if applicable);


- a prorated portion of an Income Assurer Benefit(SM) rider fee (if applicable);

-    a prorated portion of the Benefit Protector(SM) rider fee (if applicable);
     and

- a prorated portion of the Benefit Protector(SM) Plus rider fee (if applicable).

Accumulation unit values will fluctuate due to:

-    changes in funds' net asset value;

-    dividends distributed to the subaccounts;

-    capital gains or losses of funds;

-    fund operating expenses; and/or

- mortality and expense risk fee and the variable account administrative charge.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year GPA to one or more subaccounts. Only the one-year GPA is available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from the one-year GPA into the subaccounts of your choice. If you participate in an Interest Sweep strategy the interest you earn on the one-year GPA will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                        NUMBER
                                                              AMOUNT            ACCUMULATION           OF UNITS
                                            MONTH            INVESTED            UNIT VALUE            PURCHASED
By investing an equal number
of dollars each month ...                    Jan              $ 100                $ 20                   5.00

                                             Feb                100                  18                   5.56

you automatically buy                        Mar                100                  17                   5.88
more units when the
per unit market price is low ...   ----->    Apr                100                  15                   6.67

                                             May                100                  16                   6.25

                                             Jun                100                  18                   5.56

                                             Jul                100                  17                   5.88

and fewer units                              Aug                100                  19                   5.26
when the per unit
market price is high.              ----->    Sept               100                  21                   4.76

                                             Oct                100                  20                   5.00

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.



       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your registered representative.

Automated dollar-cost averaging is not available when a Portfolio Navigator asset allocation model (see "Asset Allocation Program" below) is in effect.


ASSET REBALANCING

You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to any GPA except under any Portfolio Navigator asset allocation model. There is no charge for asset rebalancing. The contract value must be at least $2,000.


You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your registered representative.

Different rules apply to asset rebalancing under a Portfolio Navigator asset allocation model (see "Asset Allocation Program" below).

ASSET ALLOCATION PROGRAM

We currently offer an asset allocation program called Portfolio Navigator. There is no charge for this asset allocation program. You may elect to participate in the asset allocation program. If you purchase an optional Guarantor(SM) Withdrawal Benefit rider or Income Assurer Benefit(SM) rider, you are required to participate in the asset allocation program under the terms of the rider.

This asset allocation program allows you to allocate your contract value to an asset allocation model portfolio that consists of subaccounts and may include certain GPAs (in those states where the GPAs are available) that represent various asset classes. By spreading your contract value among these various asset classes, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will occur. Asset allocation does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall.

Your registered representative can help you determine which asset allocation model portfolio is suited to your needs based on factors such as your investment goals, your tolerance for risk, and how long you intend to invest.

Currently, there are five asset allocation model portfolios ranging from conservative to aggressive. You may not use more than one asset allocation model portfolio at a time. You are allowed to request a change to another asset allocation model portfolio twice per contract year. Each asset allocation model portfolio specifies allocation percentages to each of the subaccounts and any GPAs that make up that asset allocation model portfolio. By participating in the asset allocation program, you authorize us to invest your purchase payments in the subaccounts and any GPAs according to the allocation percentages stated for the specific asset allocation model portfolio you have selected. You also authorize us to automatically rebalance your contract values quarterly on a date we select in order to maintain alignment with the allocation percentages specified in the asset allocation model portfolio.

Special rules apply to the GPAs when they are included in an asset allocation model portfolio. Under these rules:

- no MVA will apply when rebalancing occurs within a specific asset allocation model portfolio (but an MVA will apply if you elect to move to a different asset allocation model portfolio); and

- no MVA will apply when you elect an annuity payout plan while your contract value is invested in a asset allocation model portfolio (see "Guarantee Period Accounts -- Market Value Adjustment").

If you elected to participate in the asset allocation program, you may discontinue your participation in the program at any time by giving us written notice. However, you cannot elect to participate in the asset allocation program again until nine months after the date you discontinue your participation in the asset allocation program.

If you are required to participate in the asset allocation program because you purchased an optional Guarantor(SM) Withdrawal Benefit rider or Income Assurer Benefit(SM) rider, you may not discontinue your participation in the asset allocation program unless permitted in accordance with the terms of the rider; however, you have the right at all times to make a full withdrawal of your contract value (see "Withdrawals").

       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

Because the Guarantor(SM) Withdrawal Benefit requires that your contract value be invested in one of the asset allocation model portfolios for the life of the contract, and you cannot terminate the Guarantor(SM) Withdrawal Benefit rider once you have selected it, you must terminate your contract by requesting a full withdrawal if you do not want to participate in any of the asset allocation model portfolios. Withdrawal charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN ONE OF THE ASSET ALLOCATION MODEL PORTFOLIOS FOR THE LIFE OF THE CONTRACT.

You can terminate the Income Assurer Benefit(SM) rider during a 30-day period after the first rider anniversary and at any time after the expiration of the waiting period. As long as the Income Assurer Benefit(SM) rider is in effect, your contract value must be invested in one of the asset allocation model portfolios. At all other times if you do not want to participate in any of the asset allocation model portfolios, you must terminate your contract by requesting a full withdrawal. Withdrawal charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE INCOME ASSURER BENEFIT(SM) RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN ONE OF THE ASSET ALLOCATION MODEL PORTFOLIOS DURING THE PERIOD OF TIME THE INCOME ASSURER BENEFIT(SM) IS IN EFFECT.

We reserve the right to change the terms and conditions of the asset allocation program upon written notice to you. If permitted under applicable securities law, we reserve the right to:

- automatically reallocate your current asset allocation model portfolio to an updated version of your current asset allocation model portfolio; or,

- reallocate your current asset allocation model portfolio to an updated version of your current asset allocation model portfolio with your consent.

We also reserve the right to discontinue the asset allocation program for those who elect to participate in it while maintaining the asset allocation program, or a similar program, for contract owners who have selected an optional Guarantor(SM) Withdrawal Benefit rider or Income Assurer Benefit(SM) rider. We will give you 30 days' written notice of any such change.


TRANSFERRING BETWEEN ACCOUNTS

The transfer rights discussed in this section do not apply while a Portfolio Navigator asset allocation model is in effect.


You may transfer contract value from any one subaccount or GPA to another subaccount before annuity payouts begin. Certain restrictions apply to transfers involving the GPAs. We will process your transfer on the valuation date we receive your request. If we receive your transfer request at our home office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request. If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of GPAs will be subject to an MVA if done more than 30 days before the end of the Guarantee Period unless an exception applies (see "The Guarantee Period Accounts (GPAs) -- Market Value Adjustment MVA").


We may suspend or modify transfer privileges at any time.


WE SEEK TO PREVENT MARKET TIMING. DO NOT INVEST IN THE CONTRACT IF YOU ARE A MARKET TIMER. MARKET TIMING IS A PRACTICE OF TRANSFERRING ASSETS AMONG SUBACCOUNTS IN AN EFFORT TO TAKE ADVANTAGE OF SHORT-TERM MARKET MOVEMENTS OR PRICE FLUCTUATIONS. MARKET TIMING CAN IMPACT THE PERFORMANCE OF THE FUNDS AND HARM CONTRACT OWNERS.

Because we try to distinguish market timing from transfers we believe are not harmful to the funds or contract owners, such as periodic rebalancing or dollar cost averaging, there is no set number of transfers you can make without being identified as a market timer.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

-    requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

-    not accepting telephone or electronic transfer requests;

-    requiring a minimum time period between each transfer;

-    not accepting transfer requests of an agent acting under power of attorney;

-    limiting the dollar amount that you may transfer at any one time; or

-    suspending the transfer privilege.

Subject to applicable state law and the terms of each contract, we intend to apply the policy described above to all contract owners. We will notify you in writing of our decision to impose any modification, restriction or suspension of your transfers.

       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

In addition, each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing. You should read the prospectuses for the funds for more details.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because the variable account may invest in the funds on an omnibus basis, the funds may not be able to detect and deter market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to restrict may impact the performance of the funds and harm contract owners.


HOW TO REQUEST A TRANSFER OR WITHDRAWAL

1 BY LETTER


Send your name, contract number, Social Security Number or Taxpayer Identification Number (TIN)* and signed request for a transfer or withdrawal to our home office:


AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT

Transfers or withdrawals: $500 or entire account balance

MAXIMUM AMOUNT

Transfers or withdrawals: Contract value or entire account balance

* Failure to provide TIN may result in mandatory tax withholding on the taxable portion of the distribution.

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS

Your sales representative can help you set up automated transfers or partial withdrawals among your subaccounts or GPAs.

You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.

- Automated withdrawals may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial withdrawals are in effect.

- Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT

Transfers or withdrawals: $100 monthly
                          $250 quarterly, semiannually or annually

3 BY PHONE

Call between 8 a.m. and 7 p.m. Central time:
(800) 333-3437

MINIMUM AMOUNT

Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT

Transfers:                 Contract value or entire account balance

Withdrawals:               $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals NOT be authorized from your account by writing to us.

       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

WITHDRAWALS


You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your withdrawal request on the valuation date we receive it. If you have elected the Guarantor(SM) Withdrawal Benefit rider and your partial withdrawals in any contract year exceed the permitted withdrawal amount under the terms of the Guarantor(SM) Withdrawal Benefit rider, your benefits under the rider may be reduced. (See "Optional Benefits -- Guarantor(SM) Withdrawal Benefit.") If we receive your withdrawal request at our home office before the close of business, we will process your withdrawal using the accumulation unit value we calculate on the valuation date we received your withdrawal request. If we receive your withdrawal request at our home office at or after the close of business, we will process your withdrawal using the accumulation unit value we calculate on the next valuation date after we received your withdrawal request. We may ask you to return the contract. You may have to pay administrative charges, withdrawal charges or any applicable optional rider charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Annuity Payout Plan E. (See "The Annuity Payout Period -- Annuity Payout Plans.")


WITHDRAWAL POLICIES

If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts and/or GPAs in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. After executing a partial withdrawal, the value in each subaccount or GPA must be either zero or at least $50.

RECEIVING PAYMENT By regular or express mail:

-    payable to you;

-    mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

     -- the withdrawal amount includes a purchase payment check that has not cleared;

     --   the NYSE is closed, except for normal holiday and weekend closings;

     --   trading on the NYSE is restricted, according to SEC rules;

     -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

     -- the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL WITHDRAWAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

     --   you are at least age 59 1/2;

     --   you are disabled as defined in the Code;

     --   you severed employment with the employer who purchased the contract;
          or

     --   the distribution is because of your death.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.


Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. If you have an Income Assurer Benefit(SM) and/or Benefit Protector(SM) Plus rider, the riders will terminate upon transfer of ownership of your annuity contract. The Guarantor(SM) Withdrawal Benefit rider will continue upon transfer of ownership of your annuity contract (see "Optional Benefits").


BENEFITS IN CASE OF DEATH

There are four death benefit options under your contract. You must select one of the following death benefits:


-    ROP Death Benefit;

-    MAV Death Benefit;


-    5% Accumulation Death Benefit; or

-    Enhanced Death Benefit.


If it is available in your state and if both you and the annuitant are 79 or younger at contract issue, you can elect any one of the above death benefits. If either you or the annuitant are 80 or older at contract issue, the ROP Death Benefit will apply. The ROP Death Benefit is not available with the Guarantor(SM) Withdrawal Benefit or Income Assurer Benefit(SM) riders. Once you elect a death benefit, you cannot change it. We show the death benefit that applies in your contract. The death benefit you select determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")


Under each option, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you choose when you purchased the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

HERE ARE SOME TERMS THAT ARE USED TO DESCRIBE THE DEATH BENEFITS:

     ADJUSTED PARTIAL WITHDRAWALS (CALCULATED FOR ROP AND MAV DEATH BENEFITS) =  PW X DB
                                                                                 -------
                                                                                    CV

          PW = the partial withdrawal including any applicable withdrawal charge or MVA.

          DB = the death benefit on the date of (but prior to) the partial withdrawal.

          CV = contract value on the date of (but prior to) the partial withdrawal.

MAXIMUM ANNIVERSARY VALUE (MAV): is zero prior to the first contract anniversary after the effective date of the rider. On the first contract anniversary after the effective date of the rider, we set the MAV as the greater of these two values:

(a)  current contract value; or

(b)  total payments made to the contract minus adjusted partial withdrawals.

Thereafter, we increase the MAV by any additional purchase payments and reduce the MAV by adjusted partial withdrawals. Every contract anniversary after that prior to the annuitant's 81st birthday, we compare the MAV to the current contract value and we reset the MAV to the higher amount.


5% VARIABLE ACCOUNT FLOOR: This is the sum of the value of your GPAs and the variable account floor. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we establish the variable account floor as:

-    the amounts allocated to the subaccounts at issue increased by 5%;

-    plus any subsequent amounts allocated to the subaccounts;

-    minus adjusted transfers and partial withdrawals from the subaccounts.

       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

Thereafter, we continue to add subsequent amounts allocated to the subaccounts and subtract adjusted transfers and partial withdrawals from the subaccounts. On each contract anniversary after the first, through age 80, we add an amount to the variable account floor equal to 5% of the prior anniversary's variable account floor. We stop adding this amount after you or the annuitant reach age 81.



     5% VARIABLE ACCOUNT FLOOR ADJUSTED TRANSFERS OR ADJUSTED PARTIAL WITHDRAWALS = PWT X VAF
                                                                                    ---------
                                                                                       SV


          PWT = the amount transferred from the subaccounts or the amount of the partial withdrawal (including any applicable withdrawal charge) from the subaccounts.

          VAF = variable account floor on the date of (but prior to) the transfer or partial withdrawal.

           SV = value of the subaccounts on the date of (but prior to) the transfer of partial withdrawal.


For contracts issued in New Jersey, the cap on the variable account floor is 200% of the sum of the purchase payments allocated to the subaccounts that have not been withdrawn or transferred out of the subaccounts.

NOTE: The 5% variable account floor is calculated differently and is not the same value as the Income Assurer Benefit(SM) 5% variable account floor.

RETURN OF PURCHASE PAYMENTS (ROP) DEATH BENEFIT


The ROP Death Benefit is the basic death benefit to the contract that will pay your beneficiaries no less than your purchase payments, adjusted for withdrawals. If you or the annuitant die before annuity payouts begin and while this contract is in force, we will pay the beneficiary the greater of these two values:

1.   contract value; or

2.   total purchase payments minus adjusted partial withdrawals.


The ROP Death Benefit is not available with the Guarantor(SM) Withdrawal Benefit or Income Assurer Benefit(SM) riders. The ROP Death Benefit will apply unless you select one of the alternative death benefits described immediately below.


For example, see Appendix D.


IF AVAILABLE IN YOUR STATE AND BOTH YOU AND THE ANNUITANT ARE AGE 79 OR YOUNGER AT CONTRACT ISSUE, YOU MAY SELECT ONE OF THE DEATH BENEFITS DESCRIBED BELOW AT THE TIME YOU PURCHASE YOUR CONTRACT. THE DEATH BENEFITS DO NOT PROVIDE ANY ADDITIONAL BENEFIT BEFORE THE FIRST CONTRACT ANNIVERSARY AND MAY NOT BE APPROPRIATE FOR ISSUE AGES 75 TO 79 BECAUSE THE BENEFIT VALUES MAY BE LIMITED AFTER AGE 81. BE SURE TO DISCUSS WITH YOUR REGISTERED REPRESENTATIVE WHETHER OR NOT THESE DEATH BENEFITS ARE APPROPRIATE FOR YOUR SITUATION.

MAXIMUM ANNIVERSARY VALUE (MAV) DEATH BENEFIT


The MAV Death Benefit provides that if you or the annuitant die while the contract is in force and before annuity payouts begin, we will pay the beneficiary the greatest of these three values:

1.   contract value;

2.   total purchase payments minus adjusted partial withdrawals; or


3.   the MAV on the date of death.


For example, see Appendix D.

5% ACCUMULATION DEATH BENEFIT

The 5% Accumulation Death Benefit provides that if you or the annuitant die while the contract is in force and before annuity payouts begin, we will pay the beneficiary the greatest of these three values:

1.   contract value;

2.   total purchase payments minus adjusted partial withdrawals; or


3.   the 5% variable account floor.


For example, see Appendix D.

       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

ENHANCED DEATH BENEFIT

The Enhanced Death Benefit provides that if you or the annuitant die while the contract is in force and before annuity payouts begin, we will pay the beneficiary the greatest of these four values:

1.   contract value;

2.   total purchase payments minus adjusted partial withdrawals;

3.   the MAV on the date of death; or


4.   the 5% variable account floor.


For example, see Appendix D.

IF YOU DIE BEFORE YOUR RETIREMENT DATE


When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.


NONQUALIFIED ANNUITIES


If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The Income Assurer Benefit(SM) and Benefit Protector(SM) Plus riders if selected, will terminate. The Guarantor(SM) Withdrawal Benefit, if selected, will continue (see "Optional Benefits").


If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.


     Your spouse may elect to assume ownership of the contract at any time before annuity payments begin. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The Income Assurer Benefit(SM) rider and Benefit Protector Plus(SM) rider, if selected, will terminate. The Guarantor(SM) Withdrawal Benefit rider, if selected, will continue (see "Optional Benefits").


- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

     - the beneficiary asks us in writing within 60 days after we receive proof of death; and

     -    payouts begin no later than one year following the year of your death;
          and

     - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

OPTIONAL BENEFITS

GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER (GWB)


The Guarantor(SM) Withdrawal Benefit requires that you elect one of the asset allocation models of the Portfolio Navigator (see "Asset Allocation Program"). This requirement limits your choice of subaccounts and GPAs (if available) to those that are in the asset allocation model you select. This means you will not be able to allocate contract value to all of the subaccounts and all of the GPAs that are available under the contract to other contract holders who do not elect this rider. The amount you may allocate or transfer within the model portfolio you select is limited by the percentage allocation established within the model for each subaccount and GPA (if available).

The Guarantor(SM) Withdrawal Benefit is an optional benefit that you may select for an additional annual charge. The Guarantor(SM) Withdrawal Benefit provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals that total an amount equal to your purchase payments. This guarantee will remain in effect if partial withdrawals do not exceed an amount equal to the Guaranteed Benefit Payment (GBP -- the withdrawal amount you are entitled to take each contract year). As long as your withdrawals do not exceed the GBP each contract year, you will not be assessed a withdrawal charge. If you choose to withdraw an amount greater than the GBP in a contract year ("excess withdrawal"):

- withdrawal charges, if applicable, will apply only to the excess withdrawal; and,

-    the Guaranteed Benefit Amount will be adjusted as described below; and

-    the Remaining Benefit Amount will be adjusted as described below.

An annual Elective Step Up option is available that will allow you to step up the Guaranteed Benefit Amount to 100% of the contract anniversary value, subject to the following rules:


- if you do not take any withdrawals during the first three years, you may step up annually beginning with the first contract anniversary;

- if you take any withdrawals during the first three years, the annual step up will not be available until the third contract anniversary;


- if you step up on the first or second contract anniversary but then take a withdrawal prior to the third contract anniversary, you will lose any prior step ups and the withdrawal will be considered an excess withdrawal subject to the excess withdrawal procedures discussed under the Guaranteed Benefit Amount and Remaining Benefit Amount headings below; and


- you may take withdrawals after the third contract anniversary without reversal of previous step ups.

If you exercise the annual step up election or change your Portfolio Navigator asset allocation model, the rider charge may change (see "Charges").


If this rider is available in your state and you and the annuitant are 79 or younger at contract issue, you may choose to add the Guarantor(SM) Withdrawal Benefit to your contract. You must elect the Guarantor(SM) Withdrawal Benefit at the time you purchase your contract and the rider effective date will be the contract issue date. Once elected, the Guarantor(SM) Withdrawal Benefit may not be cancelled and the charge will continue to be deducted until the contract is terminated or annuity payouts begin. If you select the Guarantor(SM) Withdrawal Benefit, you may not elect the ROP Death Benefit or any Income Assurer Benefit(SM) riders.

Any partial withdrawals you take under the contract will reduce the value of the death benefits, Benefit Protector(SM) and Benefit Protector(SM) Plus riders (see "Benefits in Case of Death" and "Optional Benefits"). Withdrawals before age
59 1/2 may incur an IRS early withdrawal penalty and may be considered taxable income. Be sure to discuss with your registered representative whether the Guarantor(SM) Withdrawal Benefit is appropriate for your situation.


We reserve the right to restrict cumulative additional purchase payments.


THE TERMS "GUARANTEED BENEFIT AMOUNT" AND "REMAINING BENEFIT AMOUNT" ARE DESCRIBED BELOW. EACH IS USED IN THE OPERATION OF THE GBP, THE ELECTIVE STEP UP AND THE GUARANTOR(SM) WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION.


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GUARANTEED BENEFIT AMOUNT

The Guaranteed Benefit Amount (GBA) is equal to the initial purchase payment adjusted for subsequent purchase payments, partial withdrawals in excess of the GBP, and step-ups.

The GBA is subject to a maximum of $5,000,000 and is determined at the following times:

1.   CONTRACT ISSUE-- the GBA is equal to the initial purchase payment;

2. ADDITIONAL PURCHASE PAYMENTS ARE MADE -- each additional purchase payment has its own GBA equal to the amount of the purchase payment. The total GBA when an additional purchase payment is added is the sum of the individual GBAs immediately prior to the receipt of the additional purchase payment, plus the GBA associated with the additional payment;

3. WHEN A PARTIAL WITHDRAWAL IS MADE-- if total withdrawals in the current contract year are less than or equal to the GBP, the GBA remains unchanged.


     IF:

     - total withdrawals in the current contract year, including the current withdrawal, are greater than the GBP prior to the current withdrawal; or

     - any withdrawals are made in a contract year after a step up but before the third contract anniversary,

     THEN, THE FOLLOWING EXCESS WITHDRAWAL PROCEDURE WILL BE APPLIED TO THE GBA:

     The GBA will automatically be reset to the lesser of (a) the GBA immediately prior to the withdrawal; or (b) the greater of the contract value immediately following the withdrawal or the reset Remaining Benefit Amount.

     If there have been multiple purchase payments, any reduction of the GBA due to this excess withdrawal procedure will be taken out of each payment's GBA proportionately.


     The partial withdrawal is the gross withdrawal and includes any withdrawal charge and market value adjustment; and

4.   AT STEP UP -- (see "Elective Step Up" below).

REMAINING BENEFIT AMOUNT

The Remaining Benefit Amount (RBA) at any point is the total guaranteed amount available for future partial withdrawals.

The RBA is subject to a maximum of $5,000,000 and is determined at the following times:

1.   CONTRACT ISSUE -- the RBA is equal to the initial purchase payment;

2. ADDITIONAL PURCHASE PAYMENTS ARE MADE -- each additional purchase payment has its own RBA equal to the amount of the purchase payment. The total RBA when an additional purchase payment is added is the sum of the individual RBAs immediately prior to the receipt of the additional purchase payment, plus the RBA associated with the additional payment;

3. WHEN A PARTIAL WITHDRAWAL IS MADE-- if total withdrawals in the current contract year are less than or equal to the GBP, the RBA becomes the RBA immediately prior to the partial withdrawal, less the partial withdrawal.


     IF:

     - total withdrawals in the current contract year, including the current withdrawal, are greater than the GBP prior to the current withdrawal; or

     - any withdrawals are made in a contract year after a step up but before the third contract anniversary,

     THEN, THE FOLLOWING EXCESS WITHDRAWAL PROCEDURE WILL BE APPLIED TO THE RBA:

     The RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the RBA immediately prior to the withdrawal, less the amount of the withdrawal.


     If there have been multiple purchase payments, any reduction of the RBA will be taken out of each payment's RBA in the following manner:

     - the withdrawal amount up to the RBP is taken out of each RBA bucket in proportion to its RBP at the time of the withdrawal; and


     - the withdrawal amount above the RBP and any amount determined by the excess withdrawal procedure are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.


4.   AT STEP UP -- (see "Elective Step-Up" below).

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GUARANTEED BENEFIT PAYMENT

The GBP is the withdrawal amount that you are entitled to take each contract year until the RBA is depleted. The GBP is equal to the lesser of the RBA or 7% of the GBA. If you withdraw less than the GBP in a contract year, there is no carry over to the next contract year.


The Total Free Amount (TFA) you are allowed to withdraw under the contract may be greater than the GBP. Any amount taken under the TFA provision in excess of the GBP would be subject to the GBA excess withdrawal procedure and the RBA excess withdrawal procedure.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. If you have a qualified annuity, you may be required to take a minimum distribution that is greater than your GBP in any contract year. Any excess withdrawal due to a required distribution would be subject to the GBA excess withdrawal procedure and the RBA excess withdrawal procedure.


ELECTIVE STEP UP

If you do not take any partial withdrawals before the third contract anniversary, you have the option to increase the RBA to an amount equal to 100% of the contract anniversary value beginning on the first contract anniversary. The GBA step up will equal the greater of the GBA immediately prior to the step up or 100% of the contract anniversary value.

You may only step up if your contract anniversary value is greater than the RBA. The step up will be allowed only within 30 days after the contract anniversary. The effective step up date will be the contract anniversary date. Once a step up has been elected, another step up may not be elected until the next contract anniversary.


If you take any partial withdrawals before the third contract anniversary, the annual step up election is not available until the third contract anniversary. If you choose to step up on the first or second contract anniversary but then take a withdrawal before the third contract anniversary, any prior step-ups will be removed and the withdrawal will be considered an excess withdrawal subject to the GBA excess withdrawal procedure and the RBA excess withdrawal procedure.

GUARANTOR(SM) WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION

Several annuity payout plans are available under the contract. In addition to these annuity payout plans, a fixed annuity payout option is available under the Guarantor(SM) Withdrawal Benefit.


Under this option the amount payable each year will be equal to the future schedule of GBPs, but the total amount paid will not exceed the current total RBA. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract.

IF CONTRACT VALUE REDUCES TO ZERO

If the contract value reduces to zero and the RBA remains greater than zero, the following will occur:

-    you will be paid according to the annuity payout option described above;

-    we will no longer accept additional purchase payments; and

-    you will no longer be charged for the rider.


If the contract value falls to zero and the RBA is depleted, the Guarantor(SM) Withdrawal Benefit and the contract will terminate.


Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges.

For example, see Appendix E.

       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
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INCOME ASSURER BENEFIT(SM) RIDERS

There are three optional Income Assurer Benefit(SM) riders available under your contract:

-    Income Assurer Benefit(SM) - MAV;

-    Income Assurer Benefit(SM) - 5% Accumulation Benefit Base; or

-    Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit
     Base.


The Income Assurer Benefit(SM) riders require that you elect one of the asset allocation models of the Portfolio Navigator (see "Making the Most of Your Contract -- Asset Allocation Program"). This requirement limits your choice of subaccounts and GPAs (if available) to those that are in the asset allocation model you select. This means you will not be able to allocate contract value to all of the subaccounts and all of the GPAs that are available under the contract to other contract holders who do not elect this rider. The amount you may allocate or transfer within the model portfolio you select is limited by the percentage allocation established within the model for each subaccount and GPA (if available).

The Income Assurer Benefit(SM) riders are intended to provide you with a guaranteed minimum income regardless of the volatility inherent in the investments in the subaccounts. The riders benchmark the contract growth at each anniversary against several comparison values and set the guaranteed income benefit base (described below) equal to the largest value. The guaranteed income benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates stated in Table B of the contract to calculate the minimum annuity payouts you will receive if you exercise the rider. If the guaranteed income benefit base is greater than the contract value, the guaranteed income benefit base may provide a higher annuity payout level than is otherwise available. However, the riders use guaranteed annuity purchase rates which may result in annuity payouts that are less than those using the annuity purchase rates that we may apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the riders may be less than the contract otherwise provides. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the riders, you will receive the higher standard payout option. The guaranteed income benefit base does not create contract value or guarantee the performance of any investment option.

The general information in this section applies to each Income Assurer Benefit(SM) rider. This section is followed by a description of each specific Income Assurer Benefit(SM) rider and how it is calculated.


You should consider whether a Income Assurer Benefit(SM) rider is appropriate for you because:


- you must hold the Income Assurer Benefit(SM) for 10 years unless you elect to terminate the rider within 30 days following the first anniversary after the effective date of the rider;


- the 10-year waiting period may be restarted if you elect to change the Portfolio Navigator asset allocation model to one that causes the rider charge to increase (see "Charges -- Income Assurer Benefit(SM)");

- the Income Assurer Benefit(SM) rider terminates* on the contract anniversary after the annuitant's 86th birthday;

- you can only exercise the Income Assurer Benefit(SM) within 30 days after a contract anniversary following the expiration of the 10-year waiting period; and

-    there are additional costs associated with the rider.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the Income Assurer Benefit(SM) rider before this time, your benefits will continue according to the annuity payout plan you have selected.


If you are purchasing the contract as a qualified annuity, such as an IRA, and you are planning to begin annuity payouts after the date on which minimum distributions required by the Code must begin, you should consider whether an Income Assurer Benefit(SM) is appropriate for you. Partial withdrawals you take from the contract to satisfy minimum required distributions will reduce the guaranteed income benefit base (defined below), which in turn may reduce or eliminate the amount of any annuity payments available under the rider. Consult a tax advisor before you purchase any Income Assurer Benefit(SM) rider with a qualified annuity, such as an IRA.

If the Income Assurer Benefit(SM) rider is available in your state and the annuitant is 75 or younger at contract issue, you may choose this optional benefit at the time you purchase your contract for an additional charge. The amount of the charge is determined by the Income Assurer Benefit(SM) rider you select (see "Charges -- Income Assurer Benefit(SM) Rider Fee"). The effective date of the rider will be the contract issue date. The ROP Death Benefit and the Guarantor(SM) Withdrawal Benefit rider are not available with any Income Assurer Benefit(SM) rider. If the annuitant is between age 73 and age 75 at contract issue, you should consider whether a Income Assurer Benefit(SM) rider is appropriate for your situation because of the 10-year waiting period requirement. Be sure to discuss with your registered representative whether an Income Assurer Benefit(SM) rider is appropriate for your situation.


       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
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HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE INCOME ASSURER
BENEFITS(SM) IN THE SECTIONS BELOW:


GUARANTEED INCOME BENEFIT BASE: The guaranteed income benefit base is the value that will be used to determine minimum annuity payouts when the rider is exercised. It is an amount we calculate, depending on the Income Assurer Benefit(SM) rider you choose, that establishes a benefit floor. When the benefit floor amount is greater than the contract value, there may be a higher annuitization payout than if you annuitized your annuity without the Income Assurer Benefit(SM). Your annuitization payout will never be less than that provided by your contract value.

EXCLUDED INVESTMENT OPTIONS: These investment options are listed in your contract under Contract Data and will include the AXP(R) Variable Portfolio - Cash Management and, if available under your contract, the GPAs and/or the one-year fixed account. Excluded Investment Options are not used in the calculation of this riders' variable account floor for the Income Assurer Benefit(SM) - 5% Accumulation Benefit Base and the Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base.

EXCLUDED PAYMENTS: These are purchase payments paid in the last five years before exercise of the benefit which we reserve the right to exclude from the calculation of the guaranteed income benefit base.


PROPORTIONATE ADJUSTMENTS FOR PARTIAL WITHDRAWALS: These are calculated as the product of (a) times (b) where:

(a) is the ratio of the amount of the partial withdrawal (including any withdrawal charges) to the contract value on the date of (but prior to) the partial withdrawal, and

(b)  is the benefit on the date of (but prior to) the partial withdrawal.


PROTECTED INVESTMENT OPTIONS: All investment options available under this contract that are not defined as excluded investment options under Contract Data are known as protected investment options for purposes of this rider and are used in the calculation of the variable account floor for the Income Assurer Benefit(SM) - 5% Accumulation Benefit Base and the Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base.


WAITING PERIOD: This rider can only be exercised after the expiration of a 10-year waiting period. We reserve the right to restart the waiting period if you elect to change your asset allocation model to one that causes the rider charge to increase.

THE FOLLOWING ARE GENERAL PROVISIONS THAT APPLY TO EACH INCOME ASSURER BENEFIT(SM):

EXERCISING THE RIDER

Rider exercise conditions are:

- you may only exercise the Income Assurer Benefit(SM) rider within 30 days after any contract anniversary following the expiration of the Waiting Period;

-    the annuitant on the retirement date must be between 50 to 86 years old;
     and

- you can only take an annuity payment in one of the following annuity payment plans:

     1)   Plan A-- Life Annuity - No Refund;

     2)   Plan B -- Life Annuity with Ten or Twenty Years Certain;

     3)   Plan D -- Joint and Last Survivor Life Annuity - No Refund;

     4) Plan D -- Joint and Last Survivor Life Annuity with Twenty Years Certain; or

     5)   Plan E -- Twenty Years Certain


After the expiration of the waiting period, the Income Assurer Benefit(SM) rider guarantees a minimum amount of fixed annuity lifetime income during annuitization or the option of variable annuity payments with a guaranteed minimum initial payment or a combination of the two options.

Fixed annuity payments under this rider will occur at the guaranteed annuity purchase rates based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and a 2.0% interest rate. These are the same rates used in Table B of the contract (see "The Annuity Payout Period -- Annuity Tables"). Your annuity payouts remain fixed for the lifetime of the annuity payout period.

       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
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First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your variable annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts after the first year are calculated using the following formula:


  P SUB(t-1) (1 + i)  =  P SUB(t)
  ------------------
         1.05

      P SUB(t-1) = prior annuity payout
      P SUB(t)   = current annuity payout
      i          = annualized subaccount performance


Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 5% assumed investment rate. If your subaccount performance equals 5%, your variable annuity payout will be unchanged from the previous variable annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous variable annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous variable annuity payout.


TERMINATING THE RIDER

Rider termination conditions are:

- you may terminate the rider within 30 days following the first anniversary after the effective date of the rider;


- you may terminate the rider any time after the expiration of the waiting period;


- the rider will terminate on the date you make a full withdrawal from the contract, or annuitization begins, or on the date that a death benefit is payable; and

- the rider will terminate* on the contract anniversary after the annuitant's 86th birthday.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the Income Assurer Benefit(SM) rider before this time, your benefits will continue according to the annuity payout plan you have selected.

YOU MAY SELECT ONE OF THE INCOME ASSURER BENEFIT(SM) RIDERS DESCRIBED BELOW:

INCOME ASSURER BENEFIT(SM) - MAV


The guaranteed income benefit base for the Income Assurer Benefit(SM) - MAV is the greater of these three values:


1.   contract value; or


2. the total purchase payments made to the contract minus proportionate adjustments for partial withdrawals; or


3.   the Maximum Anniversary Value.

MAXIMUM ANNIVERSARY VALUE (MAV) -- is zero prior to the first contract anniversary after the effective date of the rider. On the first contract anniversary after the effective date of the rider, we set the MAV as the greater of these two values:

(a)  current contract value; or


(b) total payments made to the contract minus proportionate adjustments for partial withdrawals.

Thereafter, we increase the MAV by any additional purchase payments and reduce the MAV by proportionate adjustments for partial withdrawals. Every contract anniversary after that prior to the annuitant's 81st birthday, we compare the MAV to the current contract value and we reset the MAV to the higher amount.

IF WE EXERCISE OUR RIGHT TO NOT REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF THESE THREE VALUES:

1.   contract value less the Market Value Adjusted Excluded Payments; or

2. total purchase payments, less excluded payments, less proportionate adjustments for partial withdrawals; or

3.   the MAV, less Market Value Adjusted Excluded Payments.

MARKET VALUE ADJUSTED EXCLUDED PAYMENTS are calculated as the sum of each excluded purchase payment multiplied by the ratio of the current contract value over the estimated contract value on the anniversary prior to such purchase payment. The estimated contract value at such anniversary is calculated by assuming that payments, and partial withdrawals occurring in a contract year take place at the beginning of the year for that anniversary and every year after that to the current contract year.

For example, see Appendix F.


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INCOME ASSURER BENEFIT(SM) - 5% ACCUMULATION BENEFIT BASE


The guaranteed income benefit base for the Income Assurer Benefit - 5% Accumulation Benefit Base is the greater of these three values:


1.   contract value; or


2. the total purchase payments made to the contract minus proportionate adjustments for partial withdrawals; or

3.   the 5% variable account floor.

VARIABLE ACCOUNT FLOOR -- is zero from the effective date of this rider and until the first contract anniversary after the effective date of this rider. On the first contract anniversary after the effective date of this rider the variable account floor is:

- the total of your initial purchase payment allocated to the protected investment options; plus

- any other purchase payment that you allocated to the protected investment options less adjusted withdrawals and adjusted transfers for any withdrawals or transfers you made from the protected investment options; plus

- an amount equal to 5% of your initial purchase payment allocated to the protected investment options.

5% VARIABLE ACCOUNT FLOOR -- is equal to the contract value in the excluded investment options plus the variable account floor.

On any day after the first contract anniversary following the effective date of this rider, when you allocate additional purchase payments to or withdraw or transfer amounts from the protected investment options, we adjust the variable account floor by adding the additional purchase payment and subtracting adjusted withdrawals and adjusted transfers. On each subsequent contract anniversary after the first anniversary of the effective date of this rider, prior to the earlier of your or the annuitant's 81st birthday, we increase the variable account floor by adding the amount ("roll-up amount") equal to 5% of the prior contract anniversary's variable account floor.

The amount of purchase payments withdrawn from or transferred between the excluded investment options and the protected investment options is calculated as (a) times (b) where:


(a) is the amount of purchase payments in the investment options being withdrawn or transferred on the date of but prior to the current withdrawal or transfer; and

(b) is the ratio of the amount of the transfer or withdrawal to the value in the investment options being withdrawn or transferred on the date of (but prior to) the current withdrawal or transfer.


The cap on the variable account floor is 200% of the sum of purchase payments allocated to the protected investment options that have not subsequently been withdrawn or transferred out of the protected investment options.


The roll-up amount prior to the first anniversary is zero. Also, the roll-up amount on every anniversary after the earlier of your or the annuitant's 81st birthday is zero.


Adjusted withdrawals and adjusted transfers for the variable account floor are equal to the amount of the withdrawal or transfer from the protected investment options as long as the sum of the withdrawals and transfers from the protected investment options in a contract year do not exceed the roll-up amount from the prior contract anniversary.

If the current withdrawal or transfer from the protected investment options plus the sum of all prior withdrawals and transfers made from the protected investment options in the current policy year exceeds the roll-up amount from the prior contract anniversary we will calculate the adjusted withdrawal or adjusted transfer for the variable account floor as the result of (a) plus [(b) times (c)] where:

(a) is the roll-up amount from the prior contract anniversary less the sum of any withdrawals and transfers made from the protected investment options in the current policy year but prior to the current withdrawal or transfer. However, (a) can not be less than zero; and

(b) is the variable account floor on the date of (but prior to) the current withdrawal or transfer from the protected investment options less the value from (a); and

(c) is the ratio of [the amount of the current withdrawal (including any withdrawal charges) or transfer from the protected investment options less the value from (a)] to [the total in the protected Investment options on the date of (but prior to) the current withdrawal or transfer from the protected investment options less the value from (a)].

IF WE EXERCISE OUR RIGHT TO NOT REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF THESE THREE VALUES:

1.   contract value less the Market Value Adjusted Excluded Payments; or

2. total purchase payments, less excluded payments, less proportionate adjustments for partial withdrawals; or

3.   the 5% variable account floor, less 5% Adjusted Excluded Payments.

       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
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MARKET VALUE OF EXCLUDED PAYMENTS are calculated as the sum of each excluded purchase payment, multiplied by the ratio of the current contract value over the estimated contract value on the anniversary prior to such payment. The estimated contract value at such anniversary is calculated by assuming that payments and partial withdrawals occurring in a contract year take place at the beginning of the year for that anniversary and every year after that to the current contract year.

5% ADJUSTED EXCLUDED PAYMENTS are calculated as the sum of each excluded payment accumulated at 5% for the number of full contract years they have been in the contract.

NOTE: The Income Assurer Benefit(SM) 5% variable account floor is calculated differently and is not the same value as the death benefit 5% variable account floor.

For example, see Appendix F.

INCOME ASSURER BENEFIT(SM) - GREATER OF MAV OR 5% ACCUMULATION BENEFIT BASE

The guaranteed income benefit base for the Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base is the greater of these four values:


1.   the contract value;


2. the total purchase payments made to the contract minus proportionate adjustments for partial withdrawals;


3.   the MAV (described above); or


4.   the 5% variable account floor (described above).

IF WE EXERCISE OUR RIGHT TO NOT REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF:

1.   contract value less the market value adjusted excluded payments;

2. total purchase payments, less excluded payments, less proportionate adjustments for partial withdrawals;

3.   the MAV, less market value adjusted excluded payments (described above); or

4. the 5% variable account floor, less 5% adjusted excluded payments (described above).

For  example, see Appendix F.


BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR(SM))

The Benefit Protector(SM) is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector(SM) provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector(SM) to your contract. You must elect the Benefit Protector(SM) at the time you purchase your contract and your rider effective date will be the contract issue date. You may not select this rider if you select the Benefit Protector(SM) Plus, the 5% Accumulation Death Benefit or Enhanced Death Benefit.


Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions. Be sure to discuss with your registered representative and tax advisor whether or not the Benefit Protector(SM) is appropriate for your situation.


The Benefit Protector(SM) provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

-    the applicable death benefit, plus:

- 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old; or

- 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously withdrawn that are one or more years old.

EARNINGS AT DEATH: For purposes of the Benefit Protector(SM) and Benefit Protector(SM) Plus riders, this is an amount equal to the applicable death benefit minus purchase payments not previously withdrawn. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously withdrawn that are one or more years old.

       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
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TERMINATING THE BENEFIT PROTECTOR(SM)

-    You may terminate the rider within 30 days of the first rider anniversary.

- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

IF YOUR SPOUSE IS THE SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner. Your spouse and the new annuitant will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract. If your spouse and the new annuitant do not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid and we will substitute this new contract value on the date of death for "purchase payments not previously withdrawn" used in calculating earnings at death. Your spouse also has the option of discontinuing the Benefit Protector(SM) Death Benefit Rider within 30 days of the date they elect to continue the contract.

NOTE: For special tax considerations associated with the Benefit Protector(SM), see "Taxes."

For example, see Appendix G.

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR(SM) PLUS)

The Benefit Protector(SM) Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector(SM) Plus provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary and it does not provide any benefit beyond what is offered under the Benefit Protector(SM) rider during the second rider year.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector(SM) Plus to your contract. You must elect the Benefit Protector(SM) Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is available only for purchases through transfer, exchange or rollover. You may not select this rider if you select the Benefit Protector(SM), the 5% Accumulation Death Benefit or the Enhanced Death Benefit.


Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions. Be sure to discuss with your registered representative and tax advisor whether or not the Benefit Protector(SM) Plus is appropriate for your situation.


The Benefit Protector(SM) Plus provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

-    the benefits payable under the Benefit Protector(SM) described above, plus:

- a percentage of purchase payments made within 60 days of contract issue not previously withdrawn as follows:

                  PERCENTAGE IF YOU AND THE ANNUITANT ARE    PERCENTAGE IF YOU OR THE ANNUITANT ARE
CONTRACT YEAR     UNDER AGE 70 ON THE RIDER EFFECTIVE DATE   70 OR OLDER ON THE RIDER EFFECTIVE DATE
One and Two                           0%                                       0%
Three and Four                       10%                                    3.75%
Five or more                         20%                                     7.5%

Another way to describe the benefits payable under the Benefit Protector(SM) Plus rider is as follows:

-    the applicable death benefit, plus:

                  IF YOU AND THE ANNUITANT ARE UNDER               IF YOU OR THE ANNUITANT ARE AGE 70
CONTRACT YEAR     AGE 70 ON THE RIDER EFFECTIVE DATE, ADD ...      OR OLDER ON THE RIDER EFFECTIVE DATE, ADD ...
One               Zero                                             Zero
Two               40% X earnings at death (see above)              15% X earnings at death
Three and Four    40% X (earnings at death +                       15% X (earnings at death +
                  25% of initial purchase payment*)                25% of initial purchase payment*)
Five or more      40% X (earnings at death +                       15% X (earnings at death +
                  50% of initial purchase payment*)                50% of initial purchase payment*)

* Initial purchase payments are payments made within 60 days of contract issue not previously withdrawn.

       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
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TERMINATING THE BENEFIT PROTECTOR(SM) PLUS

-    You may terminate the rider within 30 days of the first rider anniversary.

- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

IF YOUR SPOUSE IS SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. We will then terminate the Benefit Protector(SM) Plus and substitute the applicable death benefit (see "Benefits in Case of Death").

NOTE: For special tax considerations associated with the Benefit Protector(SM) Plus, see "Taxes."

For example, see Appendix H.

THE ANNUITY PAYOUT PERIOD


As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below, except under annuity payout Plan E.


You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs are not available during this payout period.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-    the annuity payout plan you select;

-    the annuitant's age and, in most cases, sex;

-    the annuity table in the contract; and

-    the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate.

For information with respect to transfers between accounts after annuity payouts begin, (see "Making the Most of Your Contract -- Transfer policies").

ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payouts for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using a 5% assumed interest rate results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
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ANNUITY PAYOUT PLANS

Some of the following annuity payout plans may not be available if you have selected certain optional riders and certain annuity payout plans may be available only if you have selected certain optional riders (see "Optional Benefits").

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B - LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN B - LIFE ANNUITY WITH 20 YEARS CERTAIN: This annuity payout plan is only available if you have an Income Assurer Benefit(SM) rider. We make monthly payments for a guaranteed payout period of 20 years. If the annuitant dies, we will continue to pay the beneficiary until the 20-year period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guarantee payout period, we will continue to make payouts until the annuitant's death.

- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY WITH 20 YEARS CERTAIN: This annuity payout plan is available only if you have an Income Assurer Benefit(SM) rider. Monthly annuity payments will be paid during the life time of the annuitant and joint annuitant. When either the annuitant or joint annuitant dies, we will continue to make monthly payments during the lifetime of the survivor. If the survivor dies before we have made payments for twenty years, we continue to make payments to the named beneficiary for the remainder of the 20-year period which begins when the first annuity payment is made.

- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. (Exception: if you have an Income Assurer Benefit(SM) and elect this annuity payout plan based on the Guaranteed Income Benefit Base, a lump sum payout is unavailable.) We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 5.32% and 7.22% depending on the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")


- GUARANTOR(SM) WITHDRAWAL BENEFIT - ANNUITY PAYOUT OPTION: If you have a Guarantor(SM) Withdrawal Benefit rider under your contract, you may elect the Guarantor(SM) Withdrawal Benefit fixed annuity payout option as an alternative to the above annuity payout plans. This option may not be available if the contract is issued to qualify under Sections 403 or 408 of the Internal Revenue Code of 1986, as amended. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us. Under this option, the amount payable each year will be equal to the future schedule of GBPs, but the total amount paid will not exceed the current total RBA (see "Optional Benefits -- Guarantor(SM) Withdrawal Benefit"). These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at the time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary.

       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
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ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the retirement date set forth in your contract. You have the responsibility for electing a payout plan that complies with your contract and with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:


- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.


IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.


IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
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TAXES


Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the GPAs and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records.


NONQUALIFIED ANNUITIES

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.


ANNUITY PAYOUTS: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year of the annuitant. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout Period -- Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered will be subject to tax.


WITHDRAWALS: If you withdraw part or all of your nonqualified contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.


WITHHOLDING: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding.


DEATH BENEFITS TO BENEFICIARIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. Payments made upon the death of the annuitant may be subject to the 10% penalty.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

PENALTIES: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

-    because of your death;

-    because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

-    if it is allocable to an investment before Aug. 14, 1982.

       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
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TRANSFER OF OWNERSHIP: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses. Please consult your tax advisor for further details.


COLLATERAL ASSIGNMENT: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty.


QUALIFIED ANNUITIES


Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified (under Sections 403 or 408 of the Code) annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's SPD, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.


When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral.


ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

WITHDRAWALS: Under a qualified annuity, except a Roth IRA, the entire surrender will generally be includable as ordinary income and is subject to tax unless:
(1) the contract is an IRA to which you made non-deductible contributions; or
(2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

WITHDRAWALS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

WITHHOLDING: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

-    the payout is a minimum distribution required under the Code;

-    the payout is made on account of an eligible hardship; or

-    the payout is a corrective distribution.

Payments made to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

-    because of your death,

-    because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if the distribution is made following severance from employment after you attain age 55 (TSAs only); or

-    to pay certain medical or education expenses (IRAs only).

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract represents after-tax contributions is not taxable as ordinary income to your beneficiary. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
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SPECIAL CONSIDERATIONS IF YOU SELECT EITHER THE MAV DEATH BENEFIT, 5%
ACCUMULATION DEATH BENEFIT, ENHANCED DEATH BENEFIT, GUARANTOR(SM) WITHDRAWAL BENEFIT, INCOME ASSURER BENEFIT(SM), BENEFIT PROTECTOR(SM) OR BENEFIT PROTECTOR(SM) PLUS RIDERS: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.


We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.


COLLATERAL ASSIGNMENT: You may not collaterally assign or pledge your qualified contract.


IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.


AMERICAN ENTERPRISE LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.


TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-    the reserve held in each subaccount for your contract; divided by

-    the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.


       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
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SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-    laws or regulations change;

-    the existing funds become unavailable; or

-    in our judgment, the funds no longer are suitable for the subaccounts.


If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.


We may also:

-    add new subaccounts;

-    combine any two or more subaccounts;

-    make additional subaccounts investing in additional funds;

-    transfer assets to and from the subaccounts or the variable account; and

-    eliminate or close any subaccounts.


We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the AXP(R) Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.


ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER


American Express Financial Advisors, Inc. (AEFA), an affiliate of ours, serves as the principal underwriter and general distributor of the contract. AEFA's offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

AEFA distributes the contract through unaffiliated broker-dealers (selling firms) and their registered representatives. The selling firms have entered into distribution agreements with us and AEFA for the offer and sale of the contracts.

We pay sales commissions through AEFA to selling firms or their affiliated insurance agencies of up to 8% of purchase payments. We may also pay selling firms a temporary additional sales commission of up to 1% of purchase payments for a period of time we select. A selling firm may elect to receive a lower sales commission on each purchase payment along with a quarterly supplemental trail commission beginning on or after the first contract anniversary of up to 1.25% of contract value for as long as the contract remains in effect. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments. Selling firms may be required to return sales commissions under certain circumstances. AEFA and other unaffiliated broker dealers may receive sales commissions or overrides for wholesaling services including sales support provided to selling firms and their registered representatives. From time to time and in accordance with applicable laws and regulations we will pay or permit other promotional incentives in cash or credit or other compensation.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.

We intend to recoup a portion of the sales commissions and other distribution expenses we pay through certain fees and charges described in this prospectus (see "Expense Summary"), including withdrawal charges and mortality and expense risk charges. We or an affiliate may also receive all or part of the 12b-1 fees (see "Expense Summary -- Annual Operating Expenses of the Funds") that certain funds charge to help us pay commissions and other costs of distributing the contracts.


       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
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

ISSUER


We issue the annuities. We are a stock life insurance company organized in 1981 under the laws of the state of Indiana. Our home office is located at 829 AXP Financial Center, Minneapolis, MN 55474. Our statutory address is: American Enterprise Life Insurance Company, 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204. We are a wholly owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.

We conduct a conventional life insurance business. Our primary products currently include fixed and variable annuity contracts and variable life insurance policies. We offer these contracts through broker dealers and their affiliated insurance agencies who may also be affiliated with financial institutions such as banks.

As discussed above, we pay compensation on the sale of the contracts through AEFA to selling firms and their affiliated agencies that have entered into distribution agreements with AEFA and us for the sale of the contracts. This compensation will not result in any charge to contract owners or to the variable account in addition to the charges described in this prospectus.


STATE REGULATION

American Enterprise Life is subject to the laws of the State of Indiana governing insurance companies and to the regulations of the Indiana Department of Insurance. An annual statement in the prescribed form is filed with the Indiana Department of Insurance each year covering our operation for the preceding year and its financial condition at the end of such year. Regulation by the Indiana Department of Insurance includes periodic examination to determine American Enterprise's contract liabilities and reserves so that the Indiana Department of Insurance may certify that these items are correct. American Enterprise Life's books and accounts are subject to review by the Indiana Department of Insurance at all times. In addition, American Enterprise Life is subject to regulation under the insurance laws of other jurisdictions in which it operates. Under insurance guaranty fund laws, in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. Most of these laws do provide however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

LEGAL PROCEEDINGS


The SEC, the National Association of Securities Dealers, Inc. and several state attorneys general have brought proceedings challenging several mutual fund and variable product financial practices, including suitability generally, late trading, market timing, disclosure of revenue sharing arrangements, and inappropriate sales. We have received requests for information and have been contacted by regulatory authorities concerning our practices and are cooperating fully with these inquiries.

We and our affiliates are involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of our respective business activities. We believe we have meritorious defenses to each of these actions and intend to defend them vigorously. We believe that we are not a party to, nor are any of our properties the subject of, any pending legal or arbitration proceedings that would have a material adverse effect on our consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.


       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
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ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE

SELECTED FINANCIAL DATA

The following selected financial data for American Enterprise Life should be read in conjunction with the financial statements and notes.


(THOUSANDS)                              2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------
Net investment income                $    372,194    $    292,067    $    271,718    $    299,759    $    322,746
Net gain (loss) on investments             25,105               3         (89,920)            469           6,565
Other                                      21,318          18,906          16,245          12,248           8,338
TOTAL REVENUES                       $    418,617    $    310,976    $    198,043    $    312,476    $    337,649
INCOME (LOSS) BEFORE INCOME TAXES    $     56,704    $    (52,177)   $    (63,936)   $     28,452    $     50,662
NET INCOME (LOSS)                    $     37,629    $    (33,690)   $    (41,728)   $     24,365    $     33,987
TOTAL ASSETS                         $  8,735,643    $  8,026,730    $  5,275,681    $  4,652,221    $  4,603,343



MANAGEMENT'S DISCUSSION AND ANALYSIS OF CONSOLIDATED FINANCIAL CONDITION AND RESULTS OF OPERATIONS

American Enterprise Life follows accounting principles generally accepted in the United States (GAAP), and the following discussion is presented on a consolidated basis consistent with GAAP.

RESULTS OF OPERATIONS FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002:

Net income was $37.6 million for the year ended December 31, 2003, compared to a net loss of $33.7 million for the year ended December 31, 2002. The favorable change in net income primarily reflects increased net investment income and net realized gains on investments, as well as decreased other insurance and operating expense, partially offset by increased interest credited on investment contracts and universal life-type insurance.

REVENUES

Net investment income increased 27 percent reflecting a higher average level of investments partially offset by lower average yields on the investment portfolio.

Gross realized gains on sales of securities classified as Available-for-Sale, using the specific identification method, were $65.8 million and $38.2 million for the years ended December 31, 2003 and 2002, respectively. Gross realized losses on sales were ($30.3 million) and ($17.6 million) for the same periods. American Enterprise Life also recognized losses of ($9.3 million) and ($14.5 million) in other-than-temporary impairments on Available-for-Sale securities for the years ended December 31, 2003 and 2002, respectively. Realized gains and losses on Available-for-Sale securities are reflected in net realized gain
(loss) on investments. Also included in net realized gain (loss) on investment is ($1.1 million) and ($6.1 million) in loan loss provisions for mortgage loans on real estate for the years ended December 31, 2003 and 2002, respectively.

EXPENSES

Total benefits and expenses decreased slightly from $363.2 million in 2002 to $361.9 million in 2003. The increase in interest credited on investment contracts and universal life-type contracts was offset by a substantial decrease in other insurance and operating expenses as well as a slight decrease in amortization of DAC. Interest credited on investment contracts and universal-type insurance increased 19 percent reflecting higher average levels of fixed annuities in force, partially offset by lower crediting rates as a result of the relatively low interest rate environment.

Other insurance and operating expenses decreased 40 percent, partially reflecting favorable market value changes on interest rate swaps during 2003 compared to unfavorable market value changes in 2002. The relatively low and stable interest rate environment during 2003 compared to declining interest rates during 2002 is the primary driver behind the favorable market value changes to the interest rate swaps. American Enterprise Life enters into pay-fixed, receive-variable interest rate swaps with IDS Life to protect the spread between yields earned on investments and interest rates credited to fixed-annuity products. The interest rate swaps are economic hedges that are not designated for hedge accounting treatment under SFAS No. 133.

Amortization of deferred policy acquisition costs (DAC) was 6 percent lower in 2003 than 2002. This reflected a $3.2 million decrease in DAC amortization expense in 2003 compared to a $4.6 million increase in DAC amortization in 2002 as a result of management's third quarter reviews of various DAC assumptions and practices. DAC amortization expense was otherwise higher in 2003 than in 2002, reflecting higher business volumes and the ongoing impact of 2002 changes in customer asset value growth rate assumptions. See the DAC and related adjustments discussion below for further information.

The 2003 versus 2002 change in the income tax provision (benefit) reflects pre-tax income of $56.7 million during the year ended December 31, 2003, while during the year ended December 31, 2002, the American Enterprise Life incurred a pre-tax loss of $52.2 million.

       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
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The costs of acquiring new business, including, for example, direct sales commissions, policy issue costs and other related costs have been deferred on the sale of annuity contracts. Deferred policy acquisition costs (DAC) for certain annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method.

Amortization of DAC requires the use of certain assumptions including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable annuities. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency, mortality rates, interest margin and maintenance expense level assumptions, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an increase in DAC amortization expense while a decrease in amortization percentage will result in a decrease in DAC amortization expense. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period and is reflected in the period that such changes are made. As a result of these reviews, American Enterprise Life took actions in both 2003 and 2002 that impacted the DAC balance and expenses.

In the third quarter of 2003, American Enterprise Life improved its modeling of certain variable annuity contract revenues and unlocked estimated gross profits retrospectively to reflect actual interest margins and death and other benefits. American Enterprise Life also adjusted its assumptions to reflect lower than previously assumed spreads on fixed account values and adjusted the near-term rate and period used in projecting growth in customer asset values on variable annuities. These actions resulted in a $3.2 million reduction in DAC amortization expense.

In the third quarter of 2002, American Enterprise Life reset its customer asset value growth rate assumptions for variable annuity products to anticipate near-term and long-term growth at an annual rate of 7%. This action resulted in a $4.6 million increase in DAC amortization expense.

American Enterprise Life uses a mean reversion method as a guideline in setting the near-term customer asset value growth rate, also referred to as the mean reversion rate. In periods when market performance results in actual contract value growth at a rate different than that assumed, American Enterprise Life will reassess the near-term rate in order to continue to project its best estimate of long-term growth. For example, if actual contract value growth during a quarter is less than 7% on an annualized basis, American Enterprise Life would increase the mean reversion rate assumed over the near term to the rate needed to achieve the long-term annualized growth rate of 7% by the end of that period, assuming this long-term view is still appropriate.

DAC of $346.0 million related to annuities was on American Enterprise Life's consolidated balance sheet at December 31, 2003. The DAC balance was $260.6 million at December 31, 2002, and was also related to annuities.

RESULTS OF OPERATIONS FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

American Enterprise Life's net loss was $33.7 million in 2002, compared to a net loss of $41.7 million in 2001. Loss before income taxes totaled $52.2 million in 2002, compared with a loss of $63.9 million in 2001. The change primarily reflects the write-down and sale of certain high-yield securities in 2001, as described below. In addition, the significant growth in annuity sales during 2002 drove higher levels of both investment income and interest credited to contractholders. Other operating expenses increased in 2002 due primarily to higher expenses related to interest rate swaps.

REVENUES

Total revenues increased to $311.0 million in 2002, compared with $198.0 million in 2001. The increase is primarily due to a net realized gain on investments of $3 thousand in 2002 compared to a net realized loss on investments of $89.9 million in 2001.

Net investment income, the largest component of revenues, increased 7 percent from the prior year, primarily due to the significant growth in average invested assets in 2002 and to credit related yield adjustments on fixed maturity investments in 2001. Partially offsetting this was the impact of lower average yields in 2002, primarily due to portfolio repositioning, as discussed below.

Contractholder charges increased 8 percent to $6.5 million in 2002, compared with $6.0 million in 2001, due primarily to an increase in variable annuity surrender charges. American Enterprise Life also received mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased to $12.5 million in 2002, compared with $10.2 million in 2001, reflecting an increase in average separate account assets outstanding as favorable sales in 2002 more than offset market depreciation.

       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

Net realized gains on investments were $3 thousand in 2002, compared to net realized losses on investments of $89.9 million in 2001. Included in the current years' net gains are impairment charges of $15 million from other-than-temporary impairments of fixed maturity investments. The losses in 2001 are comprised of an $18 million net loss in the first quarter resulting primarily from the recognition of impairment losses and the sale of certain high-yield securities; a $20 million write-down in the second quarter to recognize the impact of higher default assumptions on certain structured investments; a $51 million write-down of lower-rated securities (most of which were sold in 2001) in the second quarter primarily in connection with American Enterprise Life's decision to lower its risk profile by reducing the level of its high-yield fixed maturity investment portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; and $1 million of other net losses related to the sale and write-down of other investments.

EXPENSES

Total benefits and expenses increased 39 percent to $363.2 million in 2002 compared to $262.0 million in 2001. The largest component of expenses, interest credited on investment contracts, increased 19 percent to $215.9 million in 2002. This increase is primarily due to higher aggregate amounts of fixed annuities inforce driven by the significant increases in sales, partially offset by a decrease in interest crediting rates to annuity contracts due to declining interest rates. The lower level of interest rates also resulted in a significant decrease in the market value of interest rate swaps, which is the primary reason for the significant increase in other operating expenses. American Enterprise Life enters into pay-fixed, receive-variable interest rate swaps to protect the margin between interest rates earned on investments and the interest rates credited to annuity contract holders (interest margins). The swaps are economic hedges that are not designated for hedge accounting treatment under SFAS No.
133. If interest rates remain at current levels, the decrease in the value of the interest rate swaps recognized currently will be approximately offset in the future by increases in interest margins. Other operating expenses also include an increase of $5 million due to greater guaranteed minimum death benefits paid this year ($6 million) versus last year ($1 million).

IMPACT OF RECENT MARKET-VOLATILITY ON RESULTS OF OPERATIONS

Various aspects of American Enterprise Life's business are impacted by equity market levels and other market-based events. Several areas in particular, as of December 31, 2003, involve DAC, mortality and expense risk fees and structured investments and guaranteed minimum death benefits (GMDB). The direction and magnitude of the changes in equity markets can increase or decrease DAC expense levels and mortality and expense risk fees and correspondingly affect results of operations in any particular period. Similarly, the value of American Enterprise Life's structured investment portfolio is impacted by various market factors. Persistency of, or increases in, bond and loan default rates, among other factors, could result in negative adjustments to the market values of these investments in the future, which would adversely impact results of operations.

The variable annuity contracts offered by American Enterprise Life contain guaranteed minimum death benefit (GMDB) provisions. To the extent that the GMDB is higher than the current account value at the time of death, American Enterprise Life incurs a benefit cost by policy. For the results through December 31, 2003, GAAP did not prescribe advance recognition of the projected future net costs associated with these guarantees, and accordingly, American Enterprise Life did not record a liability corresponding to these future obligations for death benefits in excess of annuity account value. The amount paid in excess of contract value was expensed when payable. Amounts expensed for the years ended December 31, 2003 and 2002, were $2.9 million and $6.4 million, respectively. American Enterprise Life also issues certain variable annuity contracts that contain a guaranteed minimum income benefit (GMIB) feature which, if elected by the contract owner and after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates. To date, American Enterprise Life has not expensed any amount related to GMIBs as all terms on GMIB features are within the stipulated waiting periods.

In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1) with an effective date of January 1, 2004. SOP 03-1 requires insurance enterprises to establish additional liabilities for benefits that may become payable under variable annuity death benefit guarantees or other insurance or annuity contract provisions. Where additional liabilities are established, the recognition of this liability may also impact the valuation and amortization of DAC associated with those insurance or annuity contracts. SOP 03-1 also provides clarifying guidance as to the recognition of bonus interest and other sales inducement benefits and the presentation of any deferred amounts in the financial statements.

Detailed interpretations of SOP 03-1 and related implementation guidance continue to emerge and, accordingly, American Enterprise Life continues to evaluate its impact. Current estimates of applying SOP 03-1 would reduce first quarter 2004 results by approximately $5 million (after-tax).

American Enterprise Life's annuity products all have minimum interest rate guarantees in their fixed accounts. These guarantees range from 1.5% to 4.5%. To the extent the yield on American Enterprise Life's invested asset portfolio declines below its target spread plus the minimum guarantee, American Enterprise Life's profitability would be negatively affected.

       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

CERTAIN CRITICAL ACCOUNTING POLICIES

American Enterprise Life's significant accounting policies are described in Note 1 to the Consolidated Financial Statements. The following provides information about certain critical accounting policies that are important to the Consolidated Financial Statements and that involve estimates requiring significant management assumptions and judgments about the effect of matters that are uncertain. These policies relate to investment securities valuation the recognition of impairment within the investment portfolio, deferred policy acquisition costs and liabilities for future policy benefits.

INVESTMENT SECURITIES VALUATION

Generally, investment securities are carried at fair value on the balance sheet with unrealized gains and losses recorded in other comprehensive income (loss) within equity, net of income tax provisions (benefits). At December 31, 2003, American Enterprise Life had net unrealized pretax gains on Available-for-Sale securities of $105.4 million. Gains and losses are recognized in results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include issuer downgrade, default or bankruptcy. American Enterprise Life also considers the extent to which cost exceeds fair value, the duration and size of that gap, and management's judgment about the issuer's current and prospective financial condition. Fair value is generally based on quoted market prices. As of December 31, 2003, there were $47.3 million in gross unrealized losses that related to $2.4 billion of securities (excluding structured investments), of which only $55 thousand has been in a continuous unrealized loss position for 12 months or more. American Enterprise Life does not believe that the unrealized loss on any individual security at December 31, 2003 represents an other-than-temporary impairment, and American Enterprise Life has the ability and intent to hold these securities for a time sufficient to recover its amortized cost.

American Enterprise Life's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations
(CDOs) backed by high-yield bonds, which are not readily marketable. As a result, the carrying values of these structured investments are based on future cash flow projections that require a significant degree of management judgment as to the amount and timing of cash payments, defaults and recovery rates of the underlying investments and, as such, are subject to change. The carrying value will vary if the actual cash flows differ from projected due to actual defaults or an increase in the near-term default rate. As an example, an increase in the near-term default rate by 100 basis points, in and of itself, would reduce the cash flow projections by approximately $1 million based on underlying investments as of December 31, 2003.

The reserve for losses on mortgage loans on real estate is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

DEFERRED POLICY ACQUISITION COSTS

Deferred policy acquisition costs represent the costs of acquiring new business, principally direct sales commissions and other distribution costs that have been deferred on the sale of annuity products. For annuity products, DAC are amortized over periods approximating the lives of the business, generally as a percentage of estimated gross profits or as a portion of the interest margins associated with the products.

For annuity products, the DAC balances at any reporting date are supported by projections that show management expects there to be adequate estimated gross profits or interest margins after that date to amortize the remaining balances. These projections are inherently uncertain because they require management to make assumptions about financial markets and policyholder behavior over periods extending well into the future. Projection periods used for American Enterprise Life's annuity business are typically 10 or 15 years. Management regularly monitors financial market conditions and compares actual contractholder behavior experience to its assumptions. For annuity products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in DAC balance and increase in DAC amortization expense while a decrease in amortization percentage will result in an increase in DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
                                       64
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For annuity products, key assumptions underlying these long-term projections include interest rates, equity market performance, mortality rates and the rates at which contractholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about interest rates drive projected interest margins, while assumptions about equity market performance drive projected customer asset value growth rates and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing its annuity business during the DAC amortization period.

The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. The rate is net of asset fees and anticipates a blend of equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis. American Enterprise Life uses a mean reversion method as a guideline in setting near-term customer asset value growth rates based on a long-term view of financial market performance. In periods when market performance results in actual contract value growth at a rate that is different than that assumed, American Enterprise Life will reassess the near-term rate in order to continue to project its best estimate of long-term growth. Management is currently assuming a 7 percent long-term customer asset value growth rate. If American Enterprise Life increased or decreased its assumption related to this growth rate by 100 basis points, the impact on the DAC balance would be an increase or decrease of approximately $2 million.

Management monitors other principal DAC assumptions, such as persistency, mortality, interest margin and maintenance expense levels each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring, management reviews and updates these DAC assumptions annually in the third quarter of each year.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions discussed above. Therefore, an assessment of sensitivity associated with changes in any single assumption would not necessarily be an indicator of future results.

LIABILITIES FOR FUTURE POLICY BENEFITS

Liabilities for variable universal life insurance and fixed and variable deferred annuities are equal to accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 4.6% to 8.5%, depending on year of issue, with an average rate of approximately 6.1%.

RISK MANAGEMENT

The sensitivity analysis discussed below estimates the effects of hypothetical sudden and sustained changes in the applicable market conditions of two different types of market risk on the ensuing year's net income, based on year-end positions. The market changes, assumed to occur as of year-end, are a 100 basis point increase in market interest rates and a 10 percent decline in the value of equity securities held in separate accounts. Computations of the prospective effects of the hypothetical interest rate and equity market changes are based on numerous assumptions, including relative levels of market interest rates and equity market prices, as well as the levels of assets and liabilities. The hypothetical changes and assumptions will be different from what actually occur. Furthermore, the computations do not incorporate actions that management could take if the hypothetical market changes took place. As a result, actual net income consequences will differ from those quantified below.

American Enterprise Life primarily invests in fixed maturity securities over a broad range of maturities for the purpose of providing fixed account annuity contractholders with a competitive rate of return on their investments while controlling risk, and to provide a dependable and targeted spread between the interest rate earned on investments and the interest rate credited to contractholders' accounts. American Enterprise Life does not invest in securities to generate short-term trading profits.

American Enterprise Life has an investment committee that meets periodically. At these meetings, the committee reviews models projecting different interest rate scenarios, risk/return measures and their impact on profitability of American Enterprise Life. The committee also reviews the distribution of assets in the portfolio by type and credit risk sector. The objective of the committee is to structure the investment portfolio based upon the type and expected behavior of products in the liability portfolio so as to meet contractual obligations and to achieve targeted levels of profitability within defined risk parameters.

       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

Interest rates credited to annuity contractholders' accounts are generally reset at shorter intervals than the maturity of American Enterprise Life's underlying investments portfolio. Therefore, margins may be negatively impacted by increases in the general level of interest rates. Part of the investment committee's strategy includes the use of derivatives, such as interest rate caps, swaps and floors, for risk management purposes. These derivatives help protect margins by increasing investment returns if there is a sudden and severe rise in interest rates, thereby mitigating the impact of an increase in rates credited to contract owner's fixed accounts. Conversely, in a low interest rate environment, such as that experienced recently, and to the extent the yield on American Enterprise Life's investment portfolio declines below its targeted spread plus the guaranteed minimum interest crediting rates on American Enterprise Life's annuity contracts with fixed accounts, American Enterprise Life's profitability would be negatively affected. This negative impact may be compounded by the fact that many of American Enterprise Life's interest bearing investments are callable or prepayable by the issuer and calls and prepayments are more likely to occur in low interest rate environments. Interest rate derivatives with notional amounts totaling approximately $2 billion were outstanding at December 31, 2003 to hedge interest rate exposure. The entire $2 billion of the notional par relates to interest rate swaps and floors American Enterprise Life has exclusively with IDS Life.

The negative effect on American Enterprise Life's annual pretax net income of a 100 basis point increase in interest rates, which assumes intervals at which interest credited to contractholder's fixed accounts are reset and customer behavior based on the application of proprietary models to the book of business at December 31, 2003, and the impact of any derivatives, would be a decrease of approximately $3.6 million.

The amount of the fee income American Enterprise Life receives is based upon the daily market value of the separate account assets or of the underlying mutual funds. As a result, American Enterprise Life's fee income would be negatively impacted by a decline in the equity markets. Another part of the investment committee's strategy is to use, from time to time, index options to manage the equity market risk related to fee income. These derivatives economically hedge fee income by providing option income when there is a significant decline in the equity markets. American Enterprise Life did not have equity-based derivatives outstanding at December 31, 2003 for this purpose.

The negative effect on American Enterprise Life's pretax earnings of a 10 percent decline in equity prices would be approximately $1.5 million based on separate account assets as of December 31, 2003.

LIQUIDITY AND CAPITAL RESOURCES

American Enterprise Life's liquidity requirements are generally met by funds provided by annuity considerations, capital contributions, investment income, proceeds from sales of investments as well as maturities and periodic repayments of investment principal and capital contributions received from IDS Life. The primary uses of funds are annuity obligations, commissions and operating expenses and investment purchases. American Enterprise Life routinely reviews its sources and uses of funds in order to meet its ongoing obligations.

American Enterprise Life has an available line of credit with AEFC aggregating $50 million. No borrowings were outstanding under the line of credit at December 31, 2003. At December 31, 2003, American Enterprise Life had outstanding reverse repurchase agreements totaling $67.5 million. Both the line of credit and the reverse repurchase agreements are used strictly as short-term sources of funds.

At December 31, 2003, investments in Available-for-Sale fixed maturity securities comprised 92 percent of American Enterprise Life's total invested assets and primarily include mortgage and other asset-backed securities, and corporate debt. Approximately 42 percent is invested in GNMA, FNMA and FHLMC mortgage-backed securities which are considered AAA quality. American Enterprise Life's corporate bonds and obligations comprise a diverse portfolio with the largest concentrations accounting for approximately 47 percent of the portfolio, in the following industries: banking and finance, utilities, communication and media and transportation.

At December 31, 2003 and based on amortized costs, approximately 7 percent of American Enterprise Life's investments in Available-for-Sale fixed maturity securities were below investment grade bonds. These investments may be subject to a higher degree of risk than investment grade issues because of the borrower's generally greater sensitivity to adverse economic conditions, such as a recession or increasing interest rates, and in certain instances, the lack of an active secondary market. Expected returns on below investment grade bonds reflect consideration of such factors. American Enterprise Life has identified certain Available-for-Sale fixed maturity securities for which a decline in fair value has been determined to be other-than-temporary, and has written them down to fair value with a charge to net income.

       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

During 2001, American Enterprise Life placed its rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $54 million, into a securitization trust. In return, American Enterprise Life received $7 million in cash (excluding transaction expenses) relating to sales to unaffiliated investors and retained interests in the trust with allocated book amounts aggregating $47 million. As of December 31, 2003, the retained interests had a carrying value of $41.1 million, of which $30.3 million is considered investment grade. American Enterprise Life has no obligations, contingent or otherwise, to such unaffiliated investors. One of the results of this transaction is that increases or decreases in future cash flows of the individual CDOs are combined into one overall cash flow for purposes of determining the carrying value of the retained interests and related impact on results of operations.

At December 31, 2003, net unrealized gains on Available-for-Sale fixed maturity securities included $160.8 million (pretax) of gross unrealized gains and $55.4 million (pretax) of gross unrealized losses.

At December 31, 2003, American Enterprise Life had reserves for losses for mortgage loans of $7.4 million.

The economy and other factors have caused insurance companies to go under regulatory supervision. These situations resulted in assessments by state guaranty associations to cover losses to policyholders of insolvent or rehabilitated companies. Some assessments can be partially recovered through a reduction in future premium taxes in certain states. American Enterprise Life established an asset for guaranty association assessments paid to those states allowing a reduction in future premium taxes over a reasonable period of time. The asset is being amortized as premium taxes are reduced. American Enterprise Life has also estimated the potential effect of future assessments on American Enterprise Life's financial position and results of operations and has established a reserve for such potential assessments.

The National Association of Insurance Commissioners (NAIC) established risk-based capital (RBC) standards for life insurance companies to determine capital requirements based upon the risks inherent in its operations. These standards require the computation of a RBC amount which is then compared to a company's actual total adjusted statutory capital. The computation involves applying factors to various statutory financial data to address four primary risks: asset default, adverse insurance experience, interest rate risk and external events. These standards provide for regulatory attention when the percentage of total adjusted capital to authorized control level RBC is below certain levels. As of December 31, 2003, American Enterprise Life's total adjusted capital was well in excess of the levels requiring regulatory attention. In 2003, any dividends would require the approval of the Insurance Department of the State of Indiana.

FORWARD-LOOKING STATEMENTS

Certain statements in Item 7. of this Form 10-K Annual Report contain forward-looking statements that are subject to risks and uncertainties that could cause results to differ materially from such statements. The words "believe," "expect," "anticipate," "optimistic," "intend," "plan," "aim," "will," "should," "could," "likely," and similar expressions are intended to identify forward-looking statements. Readers are cautioned not to place undue reliance on these forward-looking statements, which speak only as of the date on which they are made. American Enterprise Life undertakes no obligation to publicly update or revise any forward-looking statements. Important factors that could cause actual results to differ materially from American Enterprise Life's forward-looking statements include, but are not limited to: fluctuations in external markets, which can affect the amount and types of investment products sold, the market value of its managed assets, fees received based on those assets and the amount of amortization of DAC; potential deterioration in high-yield and other investments, which could result in further losses in American Enterprise Life's investment portfolio; changes in assumptions relating to DAC which also could impact the amount of DAC amortization; the ability to sell certain high-yield investments at expected values and within anticipated timeframes and to maintain its high-yield portfolio at certain levels in the future; the types and value of certain death benefit features on variable annuity contracts; the affect of assessments and other surcharges for guaranty funds; the response of reinsurance companies under reinsurance contracts; the impact of reinsurance rates and the availability and adequacy of reinsurance to protect American Enterprise Life against losses; negative changes in American Enterprise Life's credit ratings; increasing competition in all American Enterprise Life's major businesses; the adoption of recently issued rules related to the consolidation of variable interest entities, including those involving CDOs that American Enterprise Life may from time-to-time invest in which could affect both American Enterprise Life's balance sheet and results of operations; and outcomes of litigation.


       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

ADDITIONAL INFORMATION

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE


To the extent and only to the extent that any statement in a document incorporated by reference into this prospectus is modified or superseded by a statement in this prospectus or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this prospectus. The Annual Report on Form 10-K for the year ended 2003 previously filed by American Enterprise Life with the SEC under the Securities Exchange Act of 1934 is incorporated by reference into this prospectus.


American Enterprise Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact American Enterprise Life at the telephone number and address listed on the first page of this prospectus.

AVAILABLE INFORMATION

This prospectus is part of a registration statement we file with the SEC. Additional information on American Enterprise Life and on this offering is available in the registration statement. You can obtain copies of these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site. In addition to this prospectus, the SAI and information about the contract, information incorporated by reference is available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors and officers or persons controlling the registrant pursuant to the foregoing provisions, the registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.

EXPERTS


Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of American Enterprise Life Insurance Company at Dec. 31, 2003 and 2002, and for each of the three years in the period ended Dec. 31, 2003, and the individual financial statements of the segregated asset subaccounts of American Enterprise Variable Annuity Account - American Express(R) Signature Select Variable Annuity as of Dec. 31, 2003 and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's reports given on their authority as experts in accounting and auditing.


       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

REPORT OF ERNST & YOUNG LLP INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of American Enterprise Life Insurance Company (a wholly owned subsidiary of IDS Life Insurance Company) as of December 31, 2003 and 2002, and the related consolidated statements of operations, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American Enterprise Life Insurance Company at December 31, 2003 and 2002, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP
----------------------
    Ernst & Young LLP
    Minneapolis, Minnesota
    January 26, 2004

                                     -- 1 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

CONSOLIDATED BALANCE SHEETS

DECEMBER 31, (THOUSANDS, EXCEPT SHARE AMOUNTS)                                                          2003          2002

ASSETS

Investments: (Note 2)
   Available-for-Sale:
      Fixed maturities, at fair value (amortized cost: 2003, $6,545,561; 2002, $5,105,431)         $6,650,906    $5,288,855
      Common stocks, at fair value (cost: 2003, $--; 2002, $--)                                             6            --
   Mortgage loans on real estate                                                                      534,812       587,535
   Other investments                                                                                    6,069         2,381
---------------------------------------------------------------------------------------------------------------------------
      Total investments                                                                             7,191,793     5,878,771
Cash and cash equivalents (Note 1)                                                                      9,065     1,118,692
Amounts due from brokers                                                                                  161            --
Other accounts receivable                                                                               3,572         1,584
Accrued investment income                                                                              70,591        56,448
Deferred policy acquisition costs (Note 3)                                                            345,966       260,577
Other assets                                                                                            6,335        15,887
Separate account assets                                                                             1,108,160       694,771
---------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                                 $8,735,643    $8,026,730
===========================================================================================================================

LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:
   Future policy benefits:
      Fixed annuities                                                                              $6,645,315    $5,411,938
      Universal life-type insurance                                                                        27            16
   Policy claims and other policyholders' funds                                                         3,100         9,050
   Amounts due to brokers                                                                              75,070       985,081
   Deferred income taxes, net                                                                          11,618        17,608
   Other liabilities                                                                                   68,674        82,453
   Separate account liabilities                                                                     1,108,160       694,771
---------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                             7,911,964     7,200,917
Commitments and contingencies
Stockholder's equity:
   Capital stock, $150 par value per share; 100,000 shares authorized,
     20,000 shares issued and outstanding                                                               3,000         3,000
   Additional paid-in capital                                                                         591,872       591,872
   Retained earnings                                                                                  177,545       139,916
   Accumulated other comprehensive income (loss), net of tax:
      Net unrealized securities gains                                                                  60,078       104,259
      Net unrealized derivative losses                                                                 (8,816)      (13,234)
---------------------------------------------------------------------------------------------------------------------------
         Total accumulated other comprehensive income (loss)                                           51,262        91,025
---------------------------------------------------------------------------------------------------------------------------
      Total stockholder's equity                                                                      823,679       825,813
---------------------------------------------------------------------------------------------------------------------------
Total liabilities and stockholder's equity                                                         $8,735,643    $8,026,730
===========================================================================================================================

See notes to consolidated financial statements.

                                                                         -- 2 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF OPERATIONS

YEARS ENDED DECEMBER 31, (THOUSANDS)                                                    2003            2002          2001

REVENUES

Net investment income                                                                 $372,194       $292,067      $271,718
Contractholder charges                                                                   7,569          6,454         5,998
Mortality and expense risk fees                                                         13,749         12,452        10,247
Net realized gain (loss) on investments                                                 25,105              3       (89,920)
---------------------------------------------------------------------------------------------------------------------------
   Total revenues                                                                      418,617        310,976       198,043
---------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES

Interest credited on investment contracts and universal life-type insurance            257,235        215,918       180,906
Amortization of deferred policy acquisition costs                                       45,605         48,469        45,494
Other insurance and operating expenses                                                  59,073         98,766        35,579
---------------------------------------------------------------------------------------------------------------------------
   Total benefits and expenses                                                         361,913        363,153       261,979
Income (loss) before income tax provision (benefit)                                     56,704        (52,177)      (63,936)
Income tax provision (benefit)                                                          19,075        (18,487)      (22,208)
---------------------------------------------------------------------------------------------------------------------------
Net income (loss)                                                                     $ 37,629       $(33,690)     $(41,728)
===========================================================================================================================

See notes to consolidated financial statements.

                                                                         -- 3 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, (THOUSANDS)                                                    2003            2002          2001

CASH FLOWS FROM OPERATING ACTIVITIES

Net income (loss)                                                                  $    37,629    $   (33,690)  $   (41,728)
Adjustments to reconcile net income (loss) to net cash (used in)
   provided by operating activities:
   Change in accrued investment income                                                 (14,143)       (11,026)        9,519
   Change in other accounts receivable                                                  (1,988)           228          (945)
   Change in deferred policy acquisition costs, net                                    (75,285)       (65,680)      (19,301)
   Change in other assets                                                                9,552         (7,360)       31,411
   Change in policy claims and other policyholders' funds                               (5,950)         6,764        (7,009)
   Deferred income tax provision (benefit)                                              15,420         (3,725)      (34,562)
   Change in other liabilities                                                         (13,779)        17,936         6,553
   Amortization of premium (accretion of discount), net                                 23,699            167          (689)
   Net realized (gain) loss on investments                                             (25,105)            (3)       89,920
   Other, net                                                                            7,730         12,784        (7,796)
---------------------------------------------------------------------------------------------------------------------------
      Net cash (used in) provided by operating activities                              (42,220)       (83,605)       25,373

CASH FLOWS FROM INVESTING ACTIVITIES

Available-for-Sale securities:
   Sales                                                                             3,365,402      1,092,923       803,034
   Maturities, sinking fund payments and calls                                         875,785        500,348       379,281
   Purchases                                                                        (5,678,854)    (3,409,718)   (1,446,157)
Other investments:
   Sales                                                                                72,281         64,988        71,110
   Purchases                                                                           (25,287)        (4,391)       (8,513)
Change in amounts due from brokers                                                        (161)        41,705       (40,389)
Change in amounts due to brokers                                                      (910,011)       759,954       200,740
---------------------------------------------------------------------------------------------------------------------------
      Net cash used in investing activities                                         (2,300,845)      (954,191)      (40,894)

CASH FLOWS FROM FINANCING ACTIVITIES
Activity related to universal life-type insurance and investment contracts:
   Considerations received                                                           1,733,030      2,052,002       779,626
   Surrenders and other benefits                                                      (756,827)      (621,646)     (779,649)
   Interest credited to account balances                                               257,235        215,918       180,906
Capital contribution                                                                        --        250,000        60,000
---------------------------------------------------------------------------------------------------------------------------
      Net cash provided by financing activities                                      1,233,438      1,896,274       240,883
   Net (decrease) increase in cash and cash equivalents                             (1,109,627)       858,478       225,362
   Cash and cash equivalents at beginning of year                                    1,118,692        260,214        34,852
---------------------------------------------------------------------------------------------------------------------------
   Cash and cash equivalents at end of year                                        $     9,065    $ 1,118,692   $   260,214
===========================================================================================================================
Supplemental disclosures:
   Income taxes paid                                                               $     3,266    $    12,761   $        --
   Interest on borrowings                                                          $       377    $        --   $        15
---------------------------------------------------------------------------------------------------------------------------

See notes to consolidated financial statements.

                                                                         -- 4 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                                      ACCUMULATED
                                                                                         OTHER
                                                                       ADDITIONAL    COMPREHENSIVE                    TOTAL
                                                           CAPITAL       PAID-IN    INCOME (LOSS),   RETAINED     STOCKHOLDER'S
FOR THE THREE YEARS ENDED DECEMBER 31, 2003 (THOUSANDS)     STOCK        CAPITAL      NET OF TAX     EARNINGS        EQUITY
Balance, January 1, 2001                                   $3,000       $281,872      $(62,097)      $215,334      $438,109
Comprehensive income:
   Net loss                                                    --             --            --        (41,728)      (41,728)
   Cumulative effect of adopting SFAS No. 133,
      net of income tax benefit of $18,699                     --             --       (34,726)            --       (34,726)
   Net unrealized holding gains on Available-for-Sale
      securities arising during the year, net of income
      tax provision of $73,754                                 --             --       136,972             --       136,972
   Reclassification adjustment for gains on
      Available-for-Sale securities included in net loss,
      net of income tax provision of $30,811                   --             --       (57,220)            --       (57,220)
   Reclassification adjustment for losses on derivatives
      included in net loss, net of income tax benefit
      of $4,535                                                --             --         8,422             --         8,422
---------------------------------------------------------------------------------------------------------------------------
   Total comprehensive income                                                                                        11,720
Capital contribution                                           --         60,000            --             --        60,000
---------------------------------------------------------------------------------------------------------------------------

Balance, December 31, 2001                                  3,000        341,872        (8,649)       173,606       509,829
Comprehensive income:
   Net loss                                                    --             --            --        (33,690)      (33,690)
   Net unrealized holding gains on Available-for-Sale
      securities arising during the year, net of pretax
      deferred policy acquisition costs of ($23,026) and
      income tax provision of $51,599                          --             --        95,827             --        95,827
   Reclassification adjustment for gains on
      Available-for-Sale securities included in net
      loss, net of income tax provision of $2,471              --             --        (4,589)            --        (4,589)
   Reclassification adjustment for losses on
      derivatives included in net loss, net of income tax
      benefit of $4,542                                        --             --         8,436             --         8,436
---------------------------------------------------------------------------------------------------------------------------
   Total comprehensive income                                                                                        65,984
Capital contribution                                           --        250,000            --             --       250,000
---------------------------------------------------------------------------------------------------------------------------

Balance, December 31, 2002                                  3,000        591,872        91,025        139,916       825,813
Comprehensive income:
   Net income                                                  --             --            --         37,629        37,629
   Net unrealized holding losses on Available-for-Sale
      Securities arising during the year, net of pretax
      deferred policy acquisition costs of $10,104 and
      income tax benefit of $14,632                            --             --       (27,174)            --       (27,174)
   Reclassification adjustment for gains on
      Available-for-Sale securities included in net
      income, net of income tax provision of $9,157            --             --       (17,006)            --       (17,006)
   Reclassification adjustment for losses on
      derivatives included in net income, net of income
      tax benefit of $2,378                                    --             --         4,417             --         4,417
---------------------------------------------------------------------------------------------------------------------------

   Total comprehensive loss                                                                                          (2,134)
Capital contribution                                           --             --            --             --            --
---------------------------------------------------------------------------------------------------------------------------
Balance, December 31, 2003                                 $3,000       $591,872      $ 51,262       $177,545      $823,679
===========================================================================================================================

See notes to consolidated financial statements.

                                                                         -- 5 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF BUSINESS

American Enterprise Life Insurance Company (American Enterprise Life) is a stock life insurance company that is domiciled in Indiana and is licensed to transact insurance and annuity business in 48 states. American Enterprise Life is a wholly owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly owned subsidiary of American Express Company. American Enterprise Life also wholly owns American Enterprise REO 1, LLC. This subsidiary holds mortgage loans on real estate and/or real estate investments.

American Enterprise Life's principal product is deferred annuities, which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Variable universal life insurance is offered as well. American Enterprise Life distributes its products primarily through financial institutions and regional and/or independent broker dealers.

American Enterprise Life's fixed annuity contracts guarantee a minimum interest rate during the accumulation period (the time before the annuity payments begin). However, American Enterprise Life has the option of paying a higher rate set at its discretion, and has adopted a practice whereby any higher current rate is guaranteed for a specified period. Under American Enterprise Life's variable annuity products, the purchaser may choose among general account and separate account investment options. Within the general account, many contracts allow the purchaser to select the number of years a fixed rate will be guaranteed. If a guarantee term longer than one year is chosen, there may be a market value adjustment applied if funds are withdrawn before the end of that term. Separate account options include accounts investing in equities, bonds, managed funds and/or short term securities.

BASIS OF PRESENTATION

The accompanying Consolidated Financial Statements include the accounts of American Enterprise Life and its wholly owned subsidiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying Consolidated Financial Statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance (see Note 5). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

REVENUE RECOGNITION

NET INVESTMENT INCOME

Net investment income predominantly consists of interest income earned on fixed maturity securities classified as Available-for-Sale, mortgage loans on real estate and other investments. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale, excluding structured securities, and mortgage loans on real estate so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. Interest income on structured securities is recognized according to Emerging Issues Task Force (EITF) Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets."

CONTRACTHOLDER AND POLICYHOLDER CHARGES

Contractholder and policyholder charges include certain charges assessed on annuities and universal and variable universal life insurance. Contractholder and policyholder charges include cost of insurance charges, administrative charges and surrender charges on annuities and universal and variable universal life insurance. Cost of insurance charges on universal and variable universal life insurance are recognized as revenue when earned, whereas contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

NET REALIZED GAIN (LOSS) ON INVESTMENTS

Realized gains and losses are recognized on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

                                      -- 6 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

INVESTMENTS -- FIXED MATURITY AND EQUITY SECURITIES

All fixed maturity securities and marketable equity securities are classified as Available-for-Sale and carried at fair value. Unrealized gains and losses on securities classified as Available-for-Sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in a security's fair value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for fixed maturity securities include issuer downgrade, default or bankruptcy. American Enterprise Life also considers the extent to which cost exceeds fair value, the duration and size of that gap, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized gain (loss) on investments within the Consolidated Statements of Income.

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, American Enterprise Life's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations (CDOs) (backed by high-yield bonds and bank loans), which are not readily marketable. As a result, the carrying values of these structured investments are based on future cash flow projections which require a significant degree of management judgment as to default and recovery rates of the underlying investments and, as such, are subject to change. American Enterprise Life's CDO investments are accounted for in accordance with Emerging Issues Task Force (EITF) Issue 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets."

Net investment income, which primarily consists of interest earned on fixed maturity securities, is generally accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums, discounts and anticipated prepayments on mortgage backed securities.

Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

INVESTMENTS -- MORTGAGE LOANS ON REAL ESTATE

Mortgage loans on real estate reflect principal amounts outstanding less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

American Enterprise Life generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

CASH AND CASH EQUIVALENTS

American Enterprise Life considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

DEFERRED POLICY ACQUISITION COSTS

Deferred policy acquisition costs (DAC) represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity products. For annuity products, DAC are amortized over periods approximating the lives of the business, generally as a percentage of estimated gross profits or as a portion of the interest margins associated with the products.

For annuity products, the projections underlying the amortization of DAC require the use of certain assumptions, including interest margins, mortality rates, persistency rates, maintenance expense levels and customer asset value growth rates for variable products. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis. Management monitors other principle DAC assumptions, such as persistency, mortality rate, interest margin and maintenance expense level assumptions each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can either be positive or negative in any particular period and is reflected in the period in which such changes are made.

                                      -- 7 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


GUARANTEED MINIMUM DEATH BENEFITS

The majority of the variable annuity contracts offered by American Enterprise Life contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in value of the contract. A large portion of American Enterprise Life's contracts containing a GMDB provision adjust once every six years. The periodic adjustment of these contracts can either increase or decrease the guaranteed amount though not below the amount invested adjusted for withdrawals. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Through December 31, 2003, the amount paid in excess of contract value was expensed when payable. Amounts expensed in 2003, 2002 and 2001 were $2.9 million, $6.4 million, and $0.8 million, respectively. American Enterprise Life also issues certain variable annuity contracts that contain a guaranteed minimum income benefit (GMIB) feature which, if elected by the contract owner and after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates. To date, American Enterprise Life has not expensed any amount related to GMIBs as all terms on GMIB features are within the stipulated waiting periods. See Recently issued accounting standards section herein for a description of Statement of Position 03-1.

LIABILITIES FOR FUTURE POLICY BENEFITS

Liabilities for variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates, ranging from 4.6% to 8.5%, depending on year of issue, with an average rate of approximately 6.1%.

REINSURANCE

There are no amounts recoverable from reinsurers at December 31, 2003 and 2002.

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with that used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by American Enterprise Life is $750,000 on any single life. American Enterprise Life retains all accidental death benefit, and waiver of premium risk.

FEDERAL INCOME TAXES

American Enterprise Life's taxable income is included in the consolidated federal income tax return of American Express Company. American Enterprise Life provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

SEPARATE ACCOUNT BUSINESS

The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. Through December 31, 2003, American Enterprise Life received mortality and expense risk fees directly from the separate accounts. During the fourth quarter of 2003, AEFC replaced IDS Life as the investment manager of these proprietary mutual funds. In connection with this change and through an agreement with AEFC, American Enterprise Life receives fund administrative services fees for the fund management services American Enterprise Life provides these proprietary mutual funds.

American Enterprise Life makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. American Enterprise Life makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. American Enterprise Life also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, American Enterprise Life guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. American Enterprise Life also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as minimum premium payments are made.

                                      -- 8 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

RECENTLY ISSUED ACCOUNTING STANDARDS

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs) and was subsequently revised in December 2003. FIN 46 was effective for American Enterprise Life as of December 31, 2003. FIN 46 does not impact the accounting for qualifying special purpose entities as defined by Statement of Financial Accounting Standards (SFAS) No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," such as American Enterprise Life's CDO-related securitization trust established in 2001. That trust contains a majority of American Enterprise Life's rated CDOs whose retained interest in the trust had a carrying value of $41.1 million at December 31, 2003, of which $30.3 million is considered investment grade. Additionally, there were no other impacts on the financial statements as of December 31, 2003.

In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities." The Statement amends and clarifies accounting for derivative instruments embedded in other contracts and for hedging activities under SFAS No. 133. The adoption of this Statement did not have a material impact on American Enterprise Life's financial statements.

In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). American Enterprise Life is currently evaluating its impact, which, among other provisions, requires reserves related to guaranteed minimum death benefits included within the majority of variable annuity contracts offered by American Enterprise Life. SOP 03-1 is required to be adopted on January 1, 2004, and any impact will be recognized in American Enterprise Life's 2004 results of operations.

In November 2003, the FASB ratified a consensus on the disclosure provisions of EITF Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." The disclosure provisions of this rule, which are addressed in Note 2, require tabular presentation of certain information regarding investment securities with gross unrealized losses.

In July 2000, the FASB's EITF issued a consensus on Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." American Enterprise Life adopted the consensus as of January 1, 2001. Issue No. 99-20 prescribed new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects American Enterprise Life's CDO investments. Although there was no significant impact resulting from the adoption of Issue 99-20, American Enterprise Life holds structured securities that are accounted for under Issue 99-20.

Effective January 1, 2001, American Enterprise Life adopted SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which required an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to equity, depending on the instrument's designated use. The adoption of SFAS No. 133 resulted in a cumulative after-tax reduction to other comprehensive income of $34.7 million. This reduction in other comprehensive income is due to cash flow hedges that existed previous to adopting SFAS No. 133 that no longer qualify or are not designated for hedge accounting treatment under SFAS No. 133. The cumulative impact to earnings was not significant. See Note 9 for further discussion of American Enterprise Life's derivatives and hedging activities.

2. INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

Available-for-Sale securities at December 31, 2003 are distributed by type as presented below:

                                                                                         GROSS          GROSS
                                                                        AMORTIZED     UNREALIZED     UNREALIZED       FAIR
(THOUSANDS)                                                               COST           GAINS          LOSSES        VALUE
---------------------------------------------------------------------------------------------------------------------------
Fixed maturity securities:
   Mortgage and other asset-backed securities                         $3,066,446      $ 37,207       $(22,106)   $3,081,547
   Corporate bonds and obligations                                     2,737,449        98,969        (18,067)    2,818,351
   Foreign corporate bonds and obligations                               574,582        23,521         (6,055)      592,048
   U.S. Government agency obligations                                     87,614           741            (19)       88,336
   Structured investments                                                 49,232            --         (8,106)       41,126
   State and municipal obligations                                        30,238           322         (1,062)       29,498
---------------------------------------------------------------------------------------------------------------------------
Total fixed maturity securities                                        6,545,561       160,760        (55,415)    6,650,906
   Common stocks                                                              --             6             --             6
---------------------------------------------------------------------------------------------------------------------------
Total fixed maturity and equity securities                            $6,545,561      $160,766       $(55,415)   $6,650,912
===========================================================================================================================

                                                                         -- 9 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Available-for-Sale securities at December 31, 2002 are distributed by type as presented below:

                                                                                         GROSS          GROSS
                                                                       AMORTIZED      UNREALIZED     UNREALIZED       FAIR
(THOUSANDS)                                                              COST            GAINS          LOSSES        VALUE
---------------------------------------------------------------------------------------------------------------------------
Fixed maturity securities:
   Mortgage and other asset-backed securities                         $3,306,057      $101,719       $   (804)   $3,406,972
   Corporate bonds and obligations                                     1,459,454        89,905        (17,264)    1,532,095
   Foreign corporate bonds and obligations                               278,974        19,078           (663)      297,389
   U.S. Government agency obligations                                      4,928           389             --         5,317
   Structured investments                                                 53,768            --         (9,142)       44,626
   State and municipal obligations                                         2,250           206             --         2,456
---------------------------------------------------------------------------------------------------------------------------
Total fixed maturity securities                                        5,105,431       211,297        (27,873)    5,288,855
   Common stocks                                                              --            --             --            --
---------------------------------------------------------------------------------------------------------------------------
Total fixed maturity and equity securities                            $5,105,431      $211,297       $(27,873)   $5,288,855
===========================================================================================================================

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2003:

                                              LESS THAN 12 MONTHS           12 MONTHS OR MORE                TOTAL
                                              FAIR     UNREALIZED           FAIR     UNREALIZED        FAIR      UNREALIZED
(THOUSANDS)                                   VALUE      LOSSES             VALUE      LOSSES          VALUE       LOSSES
-----------------------------------------------------------------------------------------------------------------------------

DESCRIPTION OF SECURITIES:

Mortgage and other asset-backed securities  $1,411,059   $(22,106)         $   --      $ --          $1,411,059   $(22,106)
Corporate bonds and obligations                797,463    (18,012)          1,438       (55)            798,901    (18,067)
Foreign corporate bonds and obligations        172,213     (6,055)             --        --             172,213     (6,055)
U.S. Government agency obligations                 529        (19)             --        --                 529        (19)
State and municipal obligations                 21,943     (1,062)             --        --              21,943     (1,062)
-----------------------------------------------------------------------------------------------------------------------------
Total                                       $2,403,207   $(47,254)         $1,438      $(55)         $2,404,645   $(47,309)
=============================================================================================================================

NOTE: EXCLUDES STRUCTURED INVESTMENTS THAT ARE ACCOUNTED FOR PURSUANT TO EITF 99-20, AND ARE THEREFORE OUTSIDE THE SCOPE OF EITF 03-1. AT DECEMBER 31, 2003, SUCH INVESTMENTS HAD GROSS UNREALIZED LOSSES OF $8.1 MILLION.

Approximately 204 investment positions were in an unrealized loss position as of December 31, 2003. The gross unrealized losses on these securities are attributable to a number of factors including changes in interest rates and credit spreads and specific credit events associated with individual issuers. As part of its ongoing monitoring process, management has concluded that none of these securities are other-than-temporarily impaired at December 31, 2003. American Enterprise Life has the ability and intent to hold these securities for a time sufficient to recover its amortized cost. See Investments -- Fixed maturity and equity securities section of Note 1 for information regarding American Enterprise Life's policy for determining when an investment's decline in value is other-than-temporary.

The following is a distribution of Available-for-Sale securities by maturity at December 31, 2003:

                                                                                                  AMORTIZED       FAIR
(THOUSANDS)                                                                                         COST          VALUE
---------------------------------------------------------------------------------------------------------------------------
Due within one year                                                                              $   37,979    $   38,741
Due from one to five years                                                                          883,902       934,536
Due from five to ten years                                                                        2,306,080     2,354,394
Due in more than ten years                                                                          251,154       241,687
Mortgage and other asset-backed securities                                                        3,066,446     3,081,548
---------------------------------------------------------------------------------------------------------------------------
   Total                                                                                         $6,545,561    $6,650,906
===========================================================================================================================

The timing of actual receipts will differ from contractual maturities because issuers may have the right to call or prepay obligations.

                                                                        -- 10 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

At December 31, 2003, fixed maturity securities comprised approximately 92 percent of American Enterprise Life's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $132.6 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. Ratings are presented using S&P's convention and if the two agencies' ratings differ, the lower rating is used. A summary of fixed maturity securities, at fair value, by rating on December 31, is as follows:

RATING                                                 2003          2002
----------------------------------------------------------------------------
AAA                                                     50%           65%
AA                                                       2             1
A                                                       18            10
BBB                                                     23            19
Below investment grade                                   7             5
----------------------------------------------------------------------------
   Total                                               100%          100%
----------------------------------------------------------------------------

At December 31, 2003, approximately 92% of the securities rated AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

The table below includes sales, maturities and purchases of investments classified as Available-for-Sale for the years ended December 31:

(THOUSANDS)                                    2003          2002         2001
--------------------------------------------------------------------------------
Sales                                       $3,365,402   $1,092,923   $  803,034
Maturities                                  $  875,785   $  500,348   $  379,281
Purchases                                   $5,678,854   $3,409,718   $1,446,157
================================================================================

Gross realized gains on sales of securities classified as Available-for-Sale securities, using the specific identification method, were approximately $65.8 million, $38.2 million and $17.9 million for the years ended December 31, 2003, 2002 and 2001, respectively. Gross realized losses on sales of Available-for-Sale securities were approximately ($30.3 million), ($17.6 million) and ($72.6 million) for the same periods. American Enterprise Life also recognized losses of approximately ($9.3 million), ($14.5 million) and ($30.1 million) in other-than-temporary impairments on Available-for-Sale securities for the years ended December 31, 2003, 2002 and 2001, respectively. The 2001 losses include the effect of the write-down and sale of high-yield securities discussed below.

During 2001, American Enterprise Life recognized pretax losses of $90.2 million to recognize the impact of higher default rate assumptions on certain structured investments, to write down lower-rated securities (most of which were sold in 2001) in connection with American Enterprise Life's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; to write down certain other investments. Of the total charge of $90.2 million, approximately $83.7 million of these losses are included in net realized losses on investments and $6.5 million are included in net investment income.

Also during 2001 American Enterprise Life placed a majority of its rated CDO securities and related accrued interest (collectively referred to as transferred assets) having an aggregate book value of $53.6 million, into a securitization trust. In return, American Enterprise Life received $7.1 million in cash (excluding transaction expenses) relating to sales to unaffiliated investors and retained interests in the trust with allocated book amounts aggregating $46.5 million. As of December 31, 2003, the retained interests had a carrying value of $41.1 million, of which $30.3 million is considered investment grade. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based upon the estimated present value of future cash flows. The retained interests are accounted for in accordance with EITF Issue No. 99-20.

The change in net unrealized securities gains (losses) recognized in other comprehensive income includes two components: (i) unrealized gains (losses) that arose from changes in market value of securities that were held during the period (holding gains (losses)), and (ii) gains (losses) that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities (reclassification for realized gains (losses)). This reclassification has no effect on total comprehensive income or shareholder's equity.

The following table presents these components of other comprehensive income net of tax:

(THOUSANDS)                                                                             2003            2002          2001
---------------------------------------------------------------------------------------------------------------------------
Holding (losses) gains                                                               $(27,174)       $95,827      $136,972
Reclassification for realized securities losses (gains)                               (17,006)        (4,589)      (57,220)
--------------------------------------------------------------------------------------------------------------------------
Increase in net unrealized securities (losses) gains recognized in other
comprehensive income                                                                 $(44,180)       $91,238      $ 79,752
===========================================================================================================================

At December 31, 2003 and 2002, bonds carried at $3.5 million and $3.4 million, respectively, were on deposit with various states as required by law.

                                                                        -- 11 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Pursuant to the adoption of SFAS No. 133 at January 1, 2001, American Enterprise Life reclassified all held-to-maturity securities with a carrying value of $934.1 million and net unrealized losses of $7.1 million to Available-for-Sale.

MORTGAGE LOANS ON REAL ESTATE

The following is a summary of mortgage loans on real estate at December 31:

(THOUSANDS)                                                                                             2003          2002
---------------------------------------------------------------------------------------------------------------------------
Mortgage loans on real estate                                                                        $542,174      $598,347
Mortgage loans on real estate reserves                                                                 (7,362)      (10,812)
---------------------------------------------------------------------------------------------------------------------------
Net mortgage loans                                                                                   $534,812      $587,535
===========================================================================================================================

Mortgage loans are first mortgages on real estate. American Enterprise Life holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements.

At December 31, 2003 and 2002, American Enterprise Life's recorded investment in impaired mortgage loans on real estate was $2.8 million and $11.7 million, with a reserve of $1.0 million and $4.7 million, respectively. During 2003 and 2002, the average recorded investment in impaired mortgage loans on real estate was $6.6 million and $9.4 million, respectively. American Enterprise Life recognized $0.2 million, $0.3 million and $0.3 million of interest income related to impaired mortgage loans on real estate for the years ended December 31, 2003, 2002 and 2001, respectively.

The balances of and changes in the total reserve for mortgage loan losses as of and for the years ended December 31, are as follows:

(THOUSANDS)                                                                             2003            2002          2001
---------------------------------------------------------------------------------------------------------------------------
Balance, January 1                                                                     $10,812        $ 5,067        $5,054
Provision for mortgage loan losses                                                         281          6,079           928
Foreclosures, write-offs and other                                                      (3,731)          (334)         (915)
---------------------------------------------------------------------------------------------------------------------------
Balance, December 31                                                                   $ 7,362        $10,812        $5,067
===========================================================================================================================

Concentration of credit risk of mortgage loans on real estate by region at December 31 were:

                                                            DECEMBER 31, 2003                            DECEMBER 31, 2002
(THOUSANDS)                                             ON BALANCE        FUNDING                    ON BALANCE      FUNDING
REGION                                                     SHEET        COMMITMENTS                     SHEET      COMMITMENTS
--------------------------------------------------------------------------------------------------------------------------------
South Atlantic                                           $118,183      $   --                        $145,999           $--
Middle Atlantic                                            75,056          --                          85,680            --
East North Central                                         99,371       1,000                         103,713            --
Mountain                                                   74,347          --                          75,001            --
West North Central                                         88,961          --                          99,790            --
New England                                                25,229          --                          28,360            --
Pacific                                                    24,607          --                          25,759            --
West South Central                                         25,724          --                          26,889            --
East South Central                                         10,696          --                           7,156            --
--------------------------------------------------------------------------------------------------------------------------------
                                                          542,174       1,000                         598,347            --
Less reserves for losses                                   (7,362)         --                         (10,812)           --
--------------------------------------------------------------------------------------------------------------------------------
   Total                                                 $534,812      $1,000                        $587,535           $--
================================================================================================================================

Concentration of credit risk of mortgage loans on real estate by property type at December 31 were:

                                                            DECEMBER 31, 2003                           DECEMBER 31, 2002
(THOUSANDS)                                             ON BALANCE        FUNDING                    ON BALANCE      FUNDING
PROPERTY TYPE                                              SHEET        COMMITMENTS                     SHEET      COMMITMENTS
--------------------------------------------------------------------------------------------------------------------------------
Department/retail stores                                 $139,417      $   --                        $159,176           $--
Apartments                                                113,746          --                         132,567            --
Office buildings                                          169,904       1,000                         171,799            --
Industrial buildings                                       60,275          --                          67,776            --
Hotels/motels                                              33,091          --                          35,421            --
Medical buildings                                          18,694          --                          24,476            --
Nursing/retirement homes                                    2,413          --                           2,707            --
Mixed use                                                   4,634          --                           4,425            --
--------------------------------------------------------------------------------------------------------------------------------
                                                          542,174       1,000                         598,347            --
Less reserves for losses                                   (7,362)         --                         (10,812)           --
--------------------------------------------------------------------------------------------------------------------------------
   Total                                                 $534,812      $1,000                        $587,535           $--
================================================================================================================================

Commitments to fund mortgages are made in the ordinary course of business. The estimated fair value of the mortgage commitments as of December 31, 2003 and 2002 was not material.

                                                                        -- 12 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Mortgage loan findings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan.

SOURCES OF INVESTMENT INCOME AND REALIZED GAINS (LOSSES) ON INVESTMENTS

Net investment income for the years ended December 31 is summarized as follows:

(THOUSANDS)                                                                             2003            2002          2001
---------------------------------------------------------------------------------------------------------------------------
Income on fixed maturities                                                            $321,420       $239,084      $211,920
Income on mortgage loans on real estate                                                 42,482         47,697        54,723
Other                                                                                   11,600          8,874         6,498
---------------------------------------------------------------------------------------------------------------------------
                                                                                       375,502        295,655       273,141
Less investment expenses                                                                 3,308          3,588         1,423
---------------------------------------------------------------------------------------------------------------------------
   Total                                                                              $372,194       $292,067      $271,718
===========================================================================================================================

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

(THOUSANDS)                                                                             2003            2002          2001
---------------------------------------------------------------------------------------------------------------------------
Fixed maturities                                                                       $26,163        $ 6,068      $(84,770)
Mortgage loans on real estate                                                            3,450         (5,744)       (1,263)
Other                                                                                   (4,508)          (321)       (3,887)
---------------------------------------------------------------------------------------------------------------------------
   Total                                                                               $25,105        $     3      $(89,920)
===========================================================================================================================

3. DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in deferred policy acquisition costs as of and for the years ended December 31, were:

(THOUSANDS)                                                                             2003            2002          2001
---------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                            $260,577       $217,923      $198,622
Capitalization of expenses                                                             120,890        114,149        64,795
Amortization                                                                           (45,605)       (48,469)      (45,494)
Change in unrealized investment gains and losses                                        10,104        (23,026)           --
---------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                                  $345,966       $260,577      $217,923
===========================================================================================================================

4. INCOME TAXES

American Enterprise Life qualifies as a life insurance company for federal income tax purposes. As such, American Enterprise Life is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense (benefit) for the years ended December 31 consists of the following:

(THOUSANDS)                                                                             2003            2002          2001
---------------------------------------------------------------------------------------------------------------------------
Federal income taxes
   Current                                                                             $ 3,371       $(15,096)     $ 11,803
   Deferred                                                                             15,420         (3,725)      (34,562)
---------------------------------------------------------------------------------------------------------------------------
                                                                                        18,791        (18,821)      (22,759)
State income taxes-current                                                                 284            334           551
---------------------------------------------------------------------------------------------------------------------------
Income tax expense (benefit)                                                           $19,075       $(18,487)     $(22,208)
===========================================================================================================================

Income tax expense (benefit) differs from that computed by using the federal statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                               2003                       2002                         2001
(DOLLARS IN THOUSANDS)                                 PROVISION      RATE       PROVISION       RATE          PROVISION      RATE
------------------------------------------------------------------------------------------------------------------------------------
Federal income taxes based on the statutory rate        $19,846       35.0%      $(18,262)      (35.0)%        $(22,378)     (35.0)%
Tax-exempt interest and dividend income                    (485)      (0.8)           (62)       (0.1)               (3)        --
State taxes, net of federal benefit                         184        0.3            217         0.4               358        0.6
Other, net                                                 (470)      (0.9)          (380)       (0.7)             (185)      (0.3)
------------------------------------------------------------------------------------------------------------------------------------
Total income taxes                                      $19,075       33.6%      $(18,487)      (35.4)%        $(22,208)     (34.7)%
====================================================================================================================================

                                                                        -- 13 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of American Enterprise Life's deferred income tax assets and liabilities as of December 31 are as follows:

(THOUSANDS)                                                                                             2002          2001
---------------------------------------------------------------------------------------------------------------------------
Deferred income tax assets:
   Policy reserves                                                                                   $ 64,080      $ 48,048
   Net unrealized losses on Available-for-Sale securities                                              10,688            --
   Investments, other                                                                                   3,252         3,154
   Other                                                                                                  412         6,049
---------------------------------------------------------------------------------------------------------------------------
Total deferred income tax assets                                                                       78,432        57,251
---------------------------------------------------------------------------------------------------------------------------
Deferred income tax liabilities:
   Deferred policy acquisition costs                                                                   90,050        73,243
   Net unrealized gains on Available-for-Sale securities                                                   --         1,616
---------------------------------------------------------------------------------------------------------------------------
Total deferred income tax liabilities                                                                  90,050        74,859
---------------------------------------------------------------------------------------------------------------------------
Net deferred income tax liabilities                                                                  $(11,618)     $(17,608)
===========================================================================================================================

American Enterprise Life is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that American Enterprise Life will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

5. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to IDS Life are limited to American Enterprise Life's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. American Enterprise Life's statutory unassigned deficit aggregated $99.1 million and $101.5 million as of December 31, 2003 and 2002, respectively. Any dividend distributions in 2003 would require approval by the Indiana Department of Insurance.

Statutory net loss for the years ended December 31 and statutory capital and surplus as of December 31 are summarized as follows:

(THOUSANDS)                                                                               2003          2002           2001
---------------------------------------------------------------------------------------------------------------------------
Statutory net gain (loss)                                                             $  6,483       $(85,113)     $(81,461)
Statutory capital and surplus                                                          495,816        493,339       303,501
---------------------------------------------------------------------------------------------------------------------------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The State of Indiana adopted the provisions of the revised manual without modification. The revised manual changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that American Enterprise Life uses to prepare its statutory-basis financial statements. The impact of implementing these changes was a decrease of $44.8 million to American Enterprise Life's statutory-basis capital and surplus as of January 1, 2001.

6. RELATED PARTY TRANSACTIONS

American Enterprise Life has no employees. Charges by IDS Life for the use of joint facilities, technology support, marketing services and other services aggregated $56.3 million, $44.5 million, and $34.7 million for the years ended December 31, 2003, 2002 and 2001, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to American Enterprise Life may not be reflective of expenses that would have been incurred by American Enterprise Life on a stand-alone basis.

In connection with AEFC being named the investment manager for the proprietary mutual funds used as investment options by American Enterprise Life's variable annuity and variable life insurance contract owners in the fourth quarter of 2003 and, as discussed in the "Separate account business" section of Note 1 herein, AEFC receives management fees from these funds. American Enterprise Life continues to provide fund management services other than investment management, and has entered into an administrative services agreement with AEFC to be compensated for the services American Enterprise Life provides. During the fourth quarter of 2003, $138 thousand was received by American Enterprise Life under this arrangement.

American Enterprise Life has entered into interest rate swaps and interest rate floors with IDS Life. See Note 8 for more details.

Included in other liabilities at December 31, 2003 and 2002 is $2.4 million and $1.5 million, respectively, payable to IDS Life for federal income taxes.

                                    -- 14 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7. LINES OF CREDIT

American Enterprise Life has an available line of credit with AEFC aggregating $50.0 million. The rate for the line of credit is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2003 or 2002.

8. COMMITMENTS AND CONTINGENCIES

The Securities and Exchange Commission (SEC), the National Association of Securities Dealers (NASD) and several state attorneys general have brought proceedings challenging several mutual fund and variable product financial practices, including suitability generally, late trading, market timing, disclosure of revenue sharing arrangements, and inappropriate sales. American Enterprise Life has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

American Enterprise Life and its affiliates are involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of their respective business activities. American Enterprise Life believes it has meritorious defenses to each of these actions and intends to defend them vigorously. American Enterprise Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal or arbitration proceedings that would have a material adverse effect on American Enterprise Life's consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

At December 31, 2003, American Enterprise Life had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

Reinsurance contracts do not relieve American Enterprise Life from its primary obligation to policyholders.

The IRS routinely examines American Enterprise Life's federal income tax returns and is currently conducting an audit for the 1993 through 1996 tax years. Management does not believe there will be a material adverse effect on American Enterprise Life's consolidated financial position as a result of these audits.

9. DERIVATIVE FINANCIAL INSTRUMENTS

American Enterprise Life maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate and equity market volatility. American Enterprise Life does not enter into derivative instruments for speculative purposes. As prescribed by SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as cash flow hedges, fair value hedges, or hedges of a net investment in a foreign operation, based upon the exposure being hedged. American Enterprise Life currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. American Enterprise Life is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions. Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. American Enterprise Life monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of American Enterprise Life's counterparties are rated A or better by Moody's and Standard & Poor's.

American Enterprise Life enters into interest rate swaps, floors and caps to manage American Enterprise Life's interest rate risk. Specifically, American Enterprise Life uses the instruments to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. The interest rate swaps and floors are exclusively with IDS Life. The values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate swaps had carrying amounts of ($42.7 million) and ($72.5 million) at December 31, 2003 and 2002, respectively, and are included in Other liabilities. The interest rate floors had carrying amounts of $6.1 million and $15.9 million at December 31, 2003 and 2002, respectively, and are included in Other assets. The interest rate caps had carrying amounts of $nil and $8 thousand as of December 31, 2003 and 2002, respectively, and are included in Other assets. American Enterprise Life incurred ($11.6 million) and ($56.8 million) in derivative losses in 2003 and 2002, respectively, which are included in Other operating expenses. The decrease in derivative losses in 2003 is primarily due to the impact that increasing interest rates had on the market value of American Enterprise Life's interest rate swaps. The derivatives expire at various dates through 2006.

                                    -- 15 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

10. FAIR VALUES OF FINANCIAL INSTRUMENTS

American Enterprise Life discloses fair value information for financial instruments for which it is practicable to estimate that value. The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2003 and 2002 and require management judgment. These figures may not be indicative of their future fair values. Fair value of life insurance obligations, receivables and all non-financial instruments, such as DAC, are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of American Enterprise Life, therefore, cannot be estimated by aggregating the amounts presented.

                                                                 2003                          2002
                                                       CARRYING       FAIR            CARRYING        FAIR
(THOUSANDS)                                             AMOUNT        VALUE            AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
Fixed maturities                                     $6,650,906    $6,650,906        $5,288,855    $5,288,855
Common stocks                                        $        6    $        6        $       --    $       --
Mortgage loans on real estate                        $  534,812    $  585,295        $  587,535    $  656,200
Derivatives                                          $    6,072    $    6,072        $   15,852    $   15,852
Cash and cash equivalents                            $    9,065    $    9,065        $1,118,692    $1,118,692
Separate account assets                              $1,108,160    $1,108,160        $  694,771    $  694,771
-------------------------------------------------------------------------------------------------------------

FINANCIAL LIABILITIES
Future policy benefits for fixed annuities             $6,623,247  $6,385,595        $5,388,765    $5,256,677
Derivatives                                            $   42,904  $   42,904        $   73,058    $   73,058
Separate account liabilities                           $1,107,211  $1,064,419        $  694,248    $  671,315
-------------------------------------------------------------------------------------------------------------

At December 31, 2003 and 2002, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $22.1 million and $23.2 million, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2003 and 2002. The fair values of deferred annuities is estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2003 and 2002.

At December 31, 2003 and 2002, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $0.9 million and $0.5 million, respectively.

                                    -- 16 --

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Calculating Annuity Payouts                                                p.  3

Rating Agencies                                                            p.  4

Principal Underwriter                                                      p.  4

Independent Auditors                                                       p.  4

Condensed Financial Information (Unaudited)                                p.  5


Financial Statements

       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

                                   APPENDICES

THE PURPOSE OF THESE APPENDICES IS TO ILLUSTRATE THE OPERATION OF VARIOUS CONTRACT FEATURES AND RIDERS. IN ORDER TO DEMONSTRATE THESE CONTRACT FEATURES AND RIDERS, AN EXAMPLE MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS AND GPAS AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.


       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX A: EXAMPLE -- MARKET VALUE ADJUSTMENT (MVA)

As the examples below demonstrate, the application of an MVA may result in either a gain or loss of principal. We refer to all of the transactions described below as "early withdrawals."


ASSUMPTIONS:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and

- we guarantee an interest rate of 3.0% annually for your ten-year guarantee period; and

- after three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your guarantee period.


Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

EXAMPLE 1: Remember that your GPA is earning 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. We add 0.10% to the 3.5% rate to get 3.6%. Your GPA's 3.0% rate is less than the 3.6% rate so the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 3.0%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. We add 0.10% to the 2.5% rate to get 2.6%. In this example, since your GPA's 3.0% rate is greater than the 2.6% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

SAMPLE MVA CALCULATIONS

The precise MVA formula we apply is as follows:

   EARLY WITHDRAWAL AMOUNT X [(         1 + i        )(TO THE POWER OF n/12) - 1] = MVA
                                --------------------
                                    1 + j + .001

   Where i = rate earned in the GPA from which amounts are being transferred or withdrawn.

         j = current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period.

         n = number of months remaining in the current Guarantee Period (rounded up).

       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

EXAMPLES

Using assumptions similar to those we used in the examples above:


- You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and

- we guarantee an interest rate of 3.0% annually for your ten-year guarantee period; and

- after three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your guarantee period.


EXAMPLE 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. Using the formula above, we determine the MVA as follows:

   $1,000 X [(         1.030         )(TO THE POWER OF 84/12) - 1] = -$39.84
               ---------------------
                 1 + .035 + .001

In this example, the MVA is a negative $39.84.

EXAMPLE 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. Using the formula above, we determine the MVA as follows:

   $1,000 X [(         1.030         )(TO THE POWER OF 84/12) - 1] = $27.61
               ---------------------
                 1 + .025 + .001

In this example, the MVA is a positive $27.61.

Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the Guarantee Period, your withdrawal charge percentage is 6%. (See "Charges -- Withdrawal Charge.") We do not apply MVAs to the amounts we deduct for withdrawal charges, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable withdrawal charge, unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.

       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX B: EXAMPLE -- INCOME ASSURER BENEFIT(SM) RIDER FEE


EXAMPLE -- INCOME ASSURER BENEFIT(SM) RIDER FEE


ASSUMPTIONS:

- You purchase the contract with a payment of $50,000 on Jan. 1, 2004 and allocate all of your payment to the Protected Investment Options and make no transfers, add-ons or withdrawals; and

- on Jan. 1, 2005 (the first contract anniversary) your total contract value is $55,545; and

- on Jan. 1, 2006 (the second contract anniversary) your total contract value is $53,270.


WE WOULD CALCULATE THE GUARANTEED INCOME BENEFIT BASE FOR EACH INCOME ASSURER BENEFIT(SM) ON THE SECOND ANNIVERSARY AS FOLLOWS:

THE INCOME ASSURER BENEFIT(SM) - MAV GUARANTEED INCOME BENEFIT BASE IS THE GREATEST OF THE FOLLOWING VALUES:

   Purchase Payments less adjusted partial withdrawals:             $     50,000
   Contract value on the second anniversary:                        $     53,270
   Maximum Anniversary Value:                                       $     55,545
   -----------------------------------------------------------------------------
   INCOME ASSURER BENEFIT(SM) - MAV GUARANTEED INCOME BENEFIT BASE  $     55,545

THE INCOME ASSURER BENEFIT(SM) - 5% ACCUMULATION GUARANTEED INCOME BENEFIT BASE IS THE GREATEST OF THE FOLLOWING VALUES:

   Purchase Payments less adjusted partial withdrawals:             $     50,000
   Contract value on the second anniversary:                        $     53,270
   5% Variable Account Floor = 1.05 X 1.05 X $50,000                $     55,125
   -----------------------------------------------------------------------------
   INCOME ASSURER BENEFIT(SM) - 5% ACCUMULATION GUARANTEED INCOME
   BENEFIT BASE                                                     $     55,125

THE INCOME ASSURER BENEFIT(SM) - GREATER OF MAV OR 5% ACCUMULATION GUARANTEED INCOME BENEFIT BASE IS THE GREATEST OF THE FOLLOWING VALUES:

   Purchase Payments less adjusted partial withdrawals:             $     50,000
   Contract value on the second anniversary:                        $     53,270
   Maximum Anniversary Value:                                       $     55,545
   5% Variable Account Floor = 1.05 X 1.05 X $50,000                $     55,125
   -----------------------------------------------------------------------------
   INCOME ASSURER BENEFIT(SM) - GREATER OF MAV OR 5% ACCUMULATION
   GUARANTEED INCOME BENEFIT BASE                                   $     55,545

THE INCOME ASSURER BENEFIT(SM) FEE DEDUCTED FROM YOUR CONTRACT VALUE WOULD BE:


INCOME ASSURER BENEFIT(SM) - MAV FEE =                                               .55% X $55,545 = $305.50
INCOME ASSURER BENEFIT(SM) - 5% ACCUMULATION BENEFIT BASE FEE =                      .70% X $55,125 = $385.88
INCOME ASSURER BENEFIT(SM) - GREATER OF MAV OR 5% ACCUMULATION BENEFIT BASE FEE =    .75% X $55,545 = $416.59


       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX C: EXAMPLE -- WITHDRAWAL CHARGES


FULL WITHDRAWAL CHARGE CALCULATION -- FOUR-YEAR WITHDRAWAL CHARGE SCHEDULE:

This is an example of how we calculate the withdrawal charge for a full withdrawal on a contract with a four-year (from the date of EACH purchase payment) withdrawal charge schedule with the following history:

ASSUMPTIONS:

-    We receive a single $50,000 purchase payment on Jan. 1, 2004; and

-    the contract anniversary date is Jan. 1 each year; and

- you withdraw the contract for its total value on July 1, 2007, which is in the fourth year after you made the single purchase payment. The withdrawal charge percentage in the fourth year after a purchase payment is 6.0%; and

-    you have made no withdrawals prior to July 1, 2007.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:



                                                                                   CONTRACT WITH GAIN   CONTRACT WITH LOSS
                                   Contract Value at time of full withdrawal:      $        60,000.00   $        40,000.00
                                         Contract Value on prior anniversary:               58,000.00            42,000.00

STEP 1. First, we determine the amount of earnings available in the contract at the time of withdrawal as:

                                                      Current Contract Value:               60,000.00            40,000.00
                                 less purchase payment still in the contract:               50,000.00            50,000.00
                                                                                   ------------------   ------------------
                            Earnings in the contact (but not less than zero):               10,000.00                 0.00

STEP 2. Next, we determine the Total Free Amount (TFA) available in the contract as the greatest of the following values:

                                                    Earnings in the contract:               10,000.00                 0.00
                               10% of the prior anniversary's Contract Value:                5,800.00             4,200.00
                                                                                   ------------------   ------------------
                                                                         TFA:               10,000.00             4,200.00

STEP 3. Now we can determine how much of the purchase payment is being withdrawn (PPW) as follows:

         PPW = XSF + (ACV - XSF) / (CV - TFA) X (PPNPW - XSF)
         XSF = amount by which 10% of the prior anniversary's
               contract value exceeds earnings                                                   0.00             4,200.00
         ACV = amount withdrawn in excess of earnings                                       50,000.00            40,000.00
          CV = total contract value just prior to current withdrawal                        60,000.00            40,000.00
         TFA = from Step 2                                                                  10,000.00             4,200.00
       PPNPW = purchase payment not previously withdrawn                                    50,000.00            50,000.00

STEP 4. We then calculate the withdrawal charge as:

                                                                         PPW:               50,000.00            50,000.00
                                                                    less XSF:                   (0.00)           (4,200.00)
                                                                                   ------------------   ------------------
                                amount of PPW subject to a withdrawal charge:               50,000.00            45,800.00
                                    multiplied by the withdrawal charge rate:                   X 6.0%               X 6.0%
                                                                                   ------------------   ------------------
                                                           withdrawal charge:                3,000.00             2,748.00

STEP 5. The value you will receive as a result of your full withdrawal is determined as:

                                                    Contract Value withdrawn:               60,000.00            40,000.00
                                                           WITHDRAWAL CHARGE:               (3,000.00)           (2,748.00)
                             Contract charge (assessed upon full withdrawal):                  (40.00)              (40.00)
                                                                                   ------------------   ------------------

                                                NET FULL WITHDRAWAL PROCEEDS:      $        55,960.00   $        37,212.00


       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

PARTIAL WITHDRAWAL CHARGE CALCULATION -- FOUR-YEAR WITHDRAWAL CHARGE SCHEDULE:

This is an example of how we calculate the withdrawal charge for a partial withdrawal on a contract with a four-year (from the date of EACH purchase payment) withdrawal charge schedule with the following history:

ASSUMPTIONS:


-    We receive a single $50,000 purchase payment on Jan. 1, 2004; and

-    the contract anniversary date is Jan. 1 each year; and

- you request a partial withdrawal of $15,000 on July 1, 2007, which is in the fourth year after you made the single purchase payment. The withdrawal charge percentage in the fourth year after a purchase payment is 6.0%; and

-    you have made no withdrawals prior to July 1, 2007.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:


                                                                                   CONTRACT WITH GAIN   CONTRACT WITH LOSS
                                Contract Value at time of partial withdrawal:      $        60,000.00   $        40,000.00
                                         Contract Value on prior anniversary:               58,000.00            42,000.00

STEP 1. First, we determine the amount of earnings available in the contract at the time of withdrawal as:

                                                      Current Contract Value:               60,000.00            40,000.00
                                 less purchase payment still in the contract:               50,000.00            50,000.00
                                                                                   ------------------   ------------------
                            Earnings in the contact (but not less than zero):               10,000.00                 0.00

STEP 2. Next, we determine the TFA available in the contract as the greatest of the following values:

                                                    Earnings in the contract:               10,000.00                 0.00
                               10% of the prior anniversary's Contract Value:                5,800.00             4,200.00
                                                                                   ------------------   ------------------
                                                                         TFA:               10,000.00             4,200.00

STEP 3. Now we can determine how much of the purchase payment and purchase payment credit is being withdrawn (PPW) as:

         PPW = XSF + (ACV - XSF) / (CV - TFA) X (PPNPW - XSF)
         XSF = amount by which 10% of the prior anniversary's  contract
               value exceeds earnings                                                            0.00             4,200.00
         ACV = amount withdrawn in excess of earnings                                        5,319.15            15,897.93
          CV = total contract value just prior to current withdrawal                        60,000.00            40,000.00
         TFA = from Step 2                                                                  10,000.00             4,200.00
       PPNPW = purchase payment not previously withdrawn                                    50,000.00            50,000.00

STEP 4. We then calculate the withdrawal charge as:

                                                                         PPW:                5,319.15            19,165.51
                                                                    less XSF:                   (0.00)           (4,200.00)
                                                                                   ------------------   ------------------
                                amount of PPW subject to a withdrawal charge:                5,319.15            14,965.51
                                    multiplied by the withdrawal charge rate:                   X 6.0%               X 6.0%
                                                                                   ------------------   ------------------
                                                           withdrawal charge:                  319.15               897.93

STEP 5. The value you will receive as a result of your full withdrawal is determined as:

                                                    Contract Value withdrawn:               15,319.15            15,897.93
                                                           WITHDRAWAL CHARGE:                 (319.15)             (897.93)
                                                                                   ------------------   ------------------

                                                NET FULL WITHDRAWAL PROCEEDS:      $        15,000.00   $        15,000.00


       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX D: EXAMPLE -- DEATH BENEFITS

EXAMPLE -- ROP DEATH BENEFIT

-  You purchase the contract with a payment of $20,000 on July 1, 2004; and

-  on July 1, 2005 you make an additional purchase payment of $5,000; and

- on Oct. 1, 2005 the contract value falls to $22,000 and you take a $1,500 (including withdrawal charge) partial withdrawal; and

-  on Oct. 1, 2006 the contract value grows to $23,000.

   WE CALCULATE THE ROP DEATH BENEFIT ON OCT. 1, 2006 AS FOLLOWS:

      Contract value at death:                                                                 $   23,000.00
                                                                                               =============
      Purchase payments minus adjusted partial withdrawals:
         Total purchase payments:                                                              $   25,000.00
         minus adjusted partial withdrawals calculated as:

         $1,500 X $25,000  =                                                                       -1,704.54
         ----------------                                                                      -------------
             $22,000

         for a death benefit of:                                                               $   23,295.45
                                                                                               =============

   THE ROP DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE TWO VALUES:                                       $   23,295.45

EXAMPLE -- MAV DEATH BENEFIT


-  You purchase the contract with a payment of $25,000 on Jan. 1, 2004; and

- on Jan. 1, 2005 (the first contract anniversary) the contract value grows to $26,000; and

- on March 1, 2005 the contract value falls to $22,000, at which point you take a $1,500 (including withdrawal charge) partial withdrawal, leaving a contract value of $20,500.

   WE CALCULATE THE MAV DEATH BENEFIT ON MARCH 1, 2005, WHICH IS BASED ON THE GREATER OF THREE VALUES, AS FOLLOWS:



   1. CONTRACT VALUE AT DEATH:                                                                 $   20,500.00
                                                                                               =============
   2. PURCHASE PAYMENTS MINUS ADJUSTED PARTIAL WITHDRAWALS:
         Total purchase payments:                                                              $   25,000.00
         minus adjusted partial withdrawals, calculated as:

         $1,500 X $25,000  =                                                                       -1,704.55
         ----------------                                                                      -------------
             $22,000

         for a death benefit of:                                                               $   23,295.45
                                                                                               =============

   3. THE MAV IMMEDIATELY PRECEDING THE DATE OF DEATH:
         Greatest of your contract anniversary values:                                         $   26,000.00
         plus purchase payments made since the prior anniversary:                                      +0.00
         minus the death benefit adjusted partial withdrawals, calculated as:

         $1,500 X $26,000  =                                                                       -1,772.73
         ----------------                                                                      -------------
              $22,000

         for a death benefit of:                                                               $   24,227.27
                                                                                               =============


   THE MAV DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE THREE VALUES, WHICH IS THE MAV:                   $   24,227.27
                                                                                                                -------------


       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE -- 5% ACCUMULATION DEATH BENEFIT


ASSUMPTIONS:

- You purchase the contract with a payment of $25,000 on Jan. 1, 2004 with $5,000 allocated to the GPA accounts and $20,000 allocated to the subaccounts; and

- on Jan. 1, 2005 (the first contract anniversary), the GPA account value is $5,200 and the subaccount value is $17,000. Total contract value is $23,200; and

- on March 1, 2005, the GPA account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 (including withdrawal charge) partial withdrawal all from the subaccounts, leaving the contract value at $22,800.

   THE DEATH BENEFIT ON MARCH 1, 2005, WHICH IS BASED ON THE GREATEST OF THREE VALUES, IS CALCULATED AS FOLLOWS:



   1. CONTRACT VALUE AT DEATH:                                                                 $   22,800.00
                                                                                               =============

   2. PURCHASE PAYMENTS MINUS ADJUSTED PARTIAL WITHDRAWALS:
         Total purchase payments:                                                              $   25,000.00
         minus adjusted partial withdrawals, calculated as:

         $1,500 X $25,000  =                                                                       -1,543.21
         ----------------                                                                      -------------
              $24,300

         for a death benefit of:                                                               $   23,456.79
                                                                                               =============

   3. THE 5% VARIABLE ACCOUNT FLOOR:
         The variable account floor on Jan. 1, 2005,
         calculated as: 1.05 X $20,000 =                                                       $   21,000.00
         plus amounts allocated to the subaccounts since that anniversary:                             +0.00
         minus the 5% variable account floor adjusted partial withdrawal from the subaccounts, calculated as:

         $1,500 X $21,000  =                                                                       -1,657.89
         ----------------                                                                      -------------
              $19,000

         variable account floor benefit:                                                       $   19,342.11
         plus the GPA account value:                                                               +5,300.00
                                                                                               -------------
         5% variable account floor (value of the GPA account and the variable account floor):  $   24,642.11


   THE 5% ACCUMULATION DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE THREE VALUES,
   WHICH IS THE 5% VARIABLE ACCOUNT FLOOR:                                                                      $   24,642.11
                                                                                                                -------------


       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE -- ENHANCED DEATH BENEFIT


ASSUMPTIONS:

- You purchase the contract with a payment of $25,000 on Jan. 1, 2004 with $5,000 allocated to the GPA accounts and $20,000 allocated to the subaccounts; and

- on Jan. 1, 2005 (the first contract anniversary), the GPA account value is $5,200 and the subaccount value is $17,000. Total contract value is $23,200; and

- on March 1, 2005, the GPA account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 (including withdrawal charge) partial withdrawal all from the subaccounts, leaving the contract value at $22,800.


   THE DEATH BENEFIT ON MARCH 1, 2005, WHICH IS BASED ON THE GREATEST OF FOUR VALUES, IS CALCULATED AS FOLLOWS:


   1. CONTRACT VALUE AT DEATH:                                                                 $   22,800.00
                                                                                               =============

   2. PURCHASE PAYMENTS MINUS ADJUSTED PARTIAL WITHDRAWALS:
         Total purchase payments:                                                              $   25,000.00
         minus adjusted partial withdrawals, calculated as:

         $1,500 X $25,000  =                                                                       -1,543.21
         ----------------                                                                      -------------
              $24,300

      for a death benefit of:                                                                  $   23,456.79
                                                                                               =============

   3. THE MAV ON THE ANNIVERSARY IMMEDIATELY PRECEDING THE DATE OF DEATH:
         The MAV on the immediately preceding anniversary:                                     $   25,000.00
         plus purchase payments made since that anniversary:                                           +0.00
         minus adjusted partial withdrawals made since that
         anniversary, calculated as:

         $1,500 X $25,000  =                                                                       -1,543.21
         ----------------                                                                      -------------
              $24,300

         for a MAV Death Benefit of:                                                           $   23,456.79
                                                                                               =============

   4. THE 5% VARIABLE ACCOUNT FLOOR:
         The variable account floor on Jan. 1, 2004,
         calculated as: 1.05 X $20,000 =                                                       $   21,000.00
         plus amounts allocated to the subaccounts since that anniversary:                             +0.00
         minus the 5% variable account floor adjusted partial withdrawal from the subaccounts, calculated as:

         $1,500 X $21,000  =                                                                       -1,657.89
         ----------------                                                                      -------------
              $19,000

         variable account floor benefit:                                                       $   19,342.11
         plus the GPA value:                                                                       +5,300.00
         5% variable account floor (value of the GPAs and the variable account floor):         $   24,642.11
                                                                                               -------------

   ENHANCED DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE FOUR VALUES,
   WHICH IS THE 5% VARIABLE ACCOUNT FLOOR:                                                                      $   24,642.11
                                                                                                                -------------


       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX E: EXAMPLE -- GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER


EXAMPLE OF THE GUARANTOR(SM) WITHDRAWAL BENEFIT

ASSUMPTION:

-  You purchase the contract with a payment of $100,000 on Jan. 1, 2004.



   The Guaranteed Benefit Amount (GBA) equals your purchase payment:                           $     100,000
   The Guaranteed Benefit Payment (GBP) equals 7% of your GBA:
      0.07 X $100,000 =                                                                        $       7,000
   The Remaining Benefit Amount (RBA) equals your purchase payment:                            $     100,000
   On Jan. 1, 2005 the contract value grows to $110,000. You decide to step up your benefit.
   The RBA equals 100% of your contract anniversary value:                                     $     110,000
   The GBA equals 100% of your contract anniversary value:                                     $     110,000
   The GBP equals 7% of your stepped-up GBA:
      0.07 X $110,000 =                                                                        $       7,700
   On July 1, 2007 you decide to take a partial withdrawal of                                  $      7,700.
   You took a partial withdrawal equal to your GBP, so your RBA equals  the prior RBA less the amount of the partial withdrawal:
      $110,000 - $7,700 =                                                                      $     102,300
   The GBA equals the GBA immediately prior to the partial withdrawal:                         $     110,000
   The GBP equals 7% of your GBA:
      0.07 X $110,000 =                                                                        $       7,700
   On Jan. 1, 2008 you make an additional purchase payment of                                  $     50,000.
   The new RBA for the contract is equal to your prior RBA plus 100% of the additional purchase payment:
      $102,300 + $50,000 =                                                                     $     152,300
   The new GBA for the contract is equal to your prior GBA plus 100% of the additional purchase payment:
      $110,000 + $50,000 =                                                                     $     160,000
   The new GBP for the contract is equal to your prior GBP plus 7% of the additional purchase payment:
      $7,700 + $3,500 =                                                                        $      11,200
   On Jan. 1, 2009 your contract value grows to $200,000. You decide to step up your benefit.
   The RBA equals 100% of your contract anniversary value:                                     $     200,000
   The GBA equals 100% of your contract anniversary value:                                     $     200,000
   The GBP equals 7% of your stepped-up GBA:
      0.07 X $200,000 =                                                                        $      14,000


       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

   On July 1, 2010 your contract value grows to $230,000. You decide to take a partial withdrawal of $20,000. You took more than your GBP of $14,000 so your
   RBA gets reset to the lesser of:
      (1) your contract value immediately following the partial withdrawal;
            $230,000 - $20,000 =                                                               $     210,000
      OR
      (2) your prior RBA less the amount of the partial withdrawal.
            $200,000 - $20,000 =                                                               $     180,000
   Reset RBA = lesser of (1) or (2) =                                                          $     180,000
   The GBA gets reset to the lesser of:
      (1) your prior GBA                                                                       $     200,000
      OR
      (2) the greater of:
            a.  your contract value immediately following the partial withdrawal;
                  $230,000 - $20,000 =                                                         $     210,000
            OR
            b.  your Reset RBA.                                                                $     180,000
      Greater of a. or b. =                                                                    $     210,000
   Reset GBA = lesser of (1) or (2) =                                                          $     200,000
   The Reset GBP is equal to 7% of your Reset GBA:
      0.07 X $200,000 =                                                                        $      14,000

   On July 1, 2012 your contract value falls to $175,000. You decide to take a partial withdrawal of $25,000. You took more than your GBP of $14,000 so your RBA gets reset to the lesser of:

      (1) your contract value immediately following the partial withdrawal;
            $175,000 - $25,000 =                                                               $     150,000
      OR
      (2) your prior RBA less the amount of the partial withdrawal.
            $180,000 - $25,000 =                                                               $     155,000
   Reset RBA = lesser of (1) or (2) =                                                          $     150,000
   The GBA gets reset to the lesser of:
      (1) your prior GBA;                                                                      $     200,000
      OR
      (2) the greater of:
            a.  your contract value immediately following the partial withdrawal;
                  $175,000 - $25,000 =                                                         $     150,000
            OR
            b.  your Reset RBA.                                                                $     150,000
      Greater of a. or b. =                                                                    $     150,000
   Reset GBA = lesser of (1) or (2) =                                                          $     150,000
   The Reset GBP is equal to 7% of your Reset GBA:
      0.07 X $150,000 =                                                                        $      10,500


       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX F: EXAMPLE -- INCOME ASSURER BENEFIT(SM) RIDERS


The purpose of these examples is to illustrate the operation of the Income Assurer Benefit(SM) Riders. The examples compare payouts available under the contract's standard annuity payout provisions with annuity payouts available under the riders based on the same set of assumptions. THE CONTRACT VALUES SHOWN ARE HYPOTHETICAL AND DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts (referred to in the riders as "Protected Investment Options") and the fees and charges that apply to your contract.

For each of the riders, we provide two annuity payout plan comparisons based on the hypothetical contract values we have assumed. The first comparison assumes that you select annuity payout Plan B, Life Annuity with 10 Years Certain. The second comparison assumes that you select annuity payout Plan D, Joint and Last Survivor Annuity - No Refund.

Remember that the riders require you to choose a Portfolio Navigator asset allocation model portfolio. The riders are intended to offer protection against market volatility in the subaccounts (Protected Investment Options). Some Portfolio Navigator asset allocation model portfolios include Protected Investment Options and Excluded Investment Options (AXP(R) Variable Portfolio - Cash Management, and if available under the contract, GPAs and/or the one-year fixed account). Excluded Investment Options are not included in calculating the 5% variable account floor under the Income Assurer Benefit(SM) - 5% Accumulation Benefit Base rider and the Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base rider. Because the examples which follow are based on hypothetical contract values, they do not factor in differences in Portfolio Navigator asset allocation models.

ASSUMPTIONS:

-    You purchase the contract with a payment of $100,000; and

- you invest all contract value in the subaccounts (Protected Investment Options); and

- you make no additional purchase payments, partial withdrawals or changes in asset allocation model; and

-    the annuitant is male and age 55 at contract issue; and

-    the joint annuitant is female and age 55 at contract issue.

EXAMPLE -- INCOME ASSURER BENEFIT(SM) - MAV

Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:



                ASSUMED                   MAXIMUM            GUARANTEED
   CONTRACT    CONTRACT    PURCHASE     ANNIVERSARY            INCOME
 ANNIVERSARY     VALUE     PAYMENTS    VALUE (MAV)(1)   BENEFIT BASE - MAV(2)
-----------------------------------------------------------------------------
      1        $ 108,000   $ 100,000     $ 108,000            $ 108,000
      2          125,000        none       125,000              125,000
      3          132,000        none       132,000              132,000
      4          150,000        none       150,000              150,000
      5           85,000        none       150,000              150,000
      6          121,000        none       150,000              150,000
      7          139,000        none       150,000              150,000
      8          153,000        none       153,000              153,000
      9          140,000        none       153,000              153,000
     10          174,000        none       174,000              174,000
     11          141,000        none       174,000              174,000
     12          148,000        none       174,000              174,000
     13          208,000        none       208,000              208,000
     14          198,000        none       208,000              208,000
     15          203,000        none       208,000              208,000



(1) The MAV is limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.

(2) The Guaranteed Income Benefit Base - MAV is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base - MAV does not create contract value or guarantee the performance of any investment option.

       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

PLAN B - LIFE ANNUITY WITH 10 YEARS CERTAIN

If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B - Life Annuity with 10 Years Certain would be:



  CONTRACT             STANDARD PROVISIONS             INCOME ASSURER BENEFIT(SM) - MAV
ANNIVERSARY       ASSUMED      PLAN B - LIFE WITH   GUARANTEED INCOME   PLAN B - LIFE WITH
AT EXERCISE   CONTRACT VALUE    10 YEARS CERTAIN*     BENEFIT BASE       10 YEARS CERTAIN*
------------------------------------------------------------------------------------------
    10           $ 174,000         $   779.52           $ 174,000             $   779.52
    11             141,000             647.19             174,000                 798.66
    12             148,000             697.08             174,000                 819.54
    13             208,000           1,004.64             208,000               1,004.64
    14             198,000             982.08             208,000               1,031.68
    15             203,000           1,033.27             208,000               1,058.72



* The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND

If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan D - Joint and Last Survivor Life Annuity - No Refund would be:



 CONTRACT                 STANDARD PROVISIONS               INCOME ASSURER BENEFIT(SM) - MAV
ANNIVERSARY       ASSUMED      PLAN D - LAST SURVIVOR   GUARANTEED INCOME   PLAN D - LAST SURVIVOR
AT EXERCISE   CONTRACT VALUE         NO REFUND*           BENEFIT BASE            NO REFUND*
--------------------------------------------------------------------------------------------------
    10          $ 174,000             $ 626.40              $ 174,000             $ 626.40
    11            141,000               518.88                174,000               640.32
    12            148,000               556.48                174,000               654.24
    13            208,000               800.80                208,000               800.80
    14            198,000               782.10                208,000               821.60
    15            203,000               822.15                208,000               842.40



* The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th or the 13th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.

       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE -- INCOME ASSURER BENEFIT(SM) - 5% ACCUMULATION BENEFIT BASE

Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:



                                                            GUARANTEED
                                                              INCOME
                ASSUMED                                  BENEFIT BASE -
 CONTRACT      CONTRACT    PURCHASE    5% ACCUMULATION   5% ACCUMULATION
ANNIVERSARY      VALUE     PAYMENTS    BENEFIT BASE(1)   BENEFIT BASE(2)
------------------------------------------------------------------------
     1         $ 108,000   $ 100,000      $ 105,000         $ 108,000
     2           125,000        none        110,250           125,000
     3           132,000        none        115,763           132,000
     4           150,000        none        121,551           150,000
     5            85,000        none        127,628           127,628
     6           121,000        none        134,010           134,010
     7           139,000        none        140,710           140,710
     8           153,000        none        147,746           153,000
     9           140,000        none        155,133           155,133
    10           174,000        none        162,889           174,000
    11           141,000        none        171,034           171,034
    12           148,000        none        179,586           179,586
    13           208,000        none        188,565           208,000
    14           198,000        none        197,993           198,000
    15           203,000        none        207,893           207,893



(1) The 5% Accumulation Benefit Base value is limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.

(2) The Guaranteed Income Benefit Base - 5% Accumulation Benefit Base is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base - 5% Accumulation Benefit Base does not create contract value or guarantee the performance of any investment option.

PLAN B - LIFE ANNUITY WITH 10 YEARS CERTAIN

If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B - Life Annuity with 10 Years Certain would be:



                                                          INCOME ASSURER BENEFIT(SM) -
 CONTRACT             STANDARD PROVISIONS                 5% ACCUMULATION BENEFIT BASE
ANNIVERSARY       ASSUMED      PLAN B - LIFE WITH   GUARANTEED INCOME   PLAN B - LIFE WITH
AT EXERCISE   CONTRACT VALUE    10 YEARS CERTAIN*     BENEFIT BASE       10 YEARS CERTAIN*
------------------------------------------------------------------------------------------
   10           $ 174,000          $   779.52           $ 174,000           $   779.52
   11             141,000              647.19             171,034               785.05
   12             148,000              697.08             179,586               845.85
   13             208,000            1,004.64             208,000             1,004.64
   14             198,000              982.08             198,000               982.08
   15             203,000            1,033.27             207,893             1,058.17



* The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND

If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan D - Joint and Last Survivor Life Annuity - No Refund would be:



                                                              INCOME ASSURER BENEFIT(SM) -
 CONTRACT                STANDARD PROVISIONS                  5% ACCUMULATION BENEFIT BASE
ANNIVERSARY       ASSUMED      PLAN D - LAST SURVIVOR   GUARANTEED INCOME   PLAN D - LAST SURVIVOR
AT EXERCISE   CONTRACT VALUE         NO REFUND*           BENEFIT BASE            NO REFUND*
--------------------------------------------------------------------------------------------------
    10          $ 174,000             $ 626.40              $ 174,000             $ 626.40
    11            141,000               518.88                171,034               629.40
    12            148,000               556.48                179,586               675.24
    13            208,000               800.80                208,000               800.80
    14            198,000               782.10                198,000               782.10
    15            203,000               822.15                207,893               841.97



* The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th, 13th or the 14th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.

EXAMPLE -- INCOME ASSURER BENEFIT(SM) - GREATER OF MAV OR 5% ACCUMULATION BENEFIT BASE

Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:



                                                                         GUARANTEED
                                                                           INCOME
                                                                       BENEFIT BASE -
                                                                         GREATER OF
                ASSUMED                  MAXIMUM                          MAV OR 5%
 CONTRACT      CONTRACT    PURCHASE    ANNIVERSARY   5% ACCUMULATION    ACCUMULATION
ANNIVERSARY      VALUE     PAYMENTS     VALUE(1)     BENEFIT BASE(1)   BENEFIT BASE(2)
--------------------------------------------------------------------------------------
     1         $ 108,000   $ 100,000    $ 108,000       $ 105,000         $ 108,000
     2           125,000        none      125,000         110,250           125,000
     3           132,000        none      132,000         115,763           132,000
     4           150,000        none      150,000         121,551           150,000
     5            85,000        none      150,000         127,628           150,000
     6           121,000        none      150,000         134,010           150,000
     7           139,000        none      150,000         140,710           150,000
     8           153,000        none      153,000         147,746           153,000
     9           140,000        none      153,000         155,133           155,133
    10           174,000        none      174,000         162,889           174,000
    11           141,000        none      174,000         171,034           174,000
    12           148,000        none      174,000         179,586           179,586
    13           208,000        none      208,000         188,565           208,000
    14           198,000        none      208,000         197,993           208,000
    15           203,000        none      208,000         207,893           208,000



(1) The MAV and 5% Accumulation Benefit Base are limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.

(2) The Guaranteed Income Benefit Base - Greater of MAV or 5% Accumulation Benefit Base is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base - Greater of MAV or 5% Accumulation Benefit Base does not create contract value or guarantee the performance of any investment option.

       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

PLAN B - LIFE ANNUITY WITH 10 YEARS CERTAIN

If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B - Life Annuity with 10 Years Certain would be:



                                                     INCOME ASSURER BENEFIT(SM) - GREATER OF MAV
 CONTRACT               STANDARD PROVISIONS               OR 5% ACCUMULATION BENEFIT BASE
ANNIVERSARY        ASSUMED      PLAN B - LIFE WITH   GUARANTEED INCOME      PLAN B - LIFE WITH
AT EXERCISE    CONTRACT VALUE    10 YEARS CERTAIN*     BENEFIT BASE          10 YEARS CERTAIN*
------------------------------------------------------------------------------------------------
    10           $ 174,000          $   779.52           $ 174,000               $   779.52
    11             141,000              647.19             174,000                   798.66
    12             148,000              697.08             179,586                   845.85
    13             208,000            1,004.64             208,000                 1,004.64
    14             198,000              982.08             208,000                 1,031.68
    15             203,000            1,033.27             208,000                 1,058.72



* The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND

If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan D - Joint and Last Survivor Life Annuity - No Refund would be:



                                                        INCOME ASSURER BENEFIT(SM) - GREATER OF MAV
 CONTRACT              STANDARD PROVISIONS                   OR 5% ACCUMULATION BENEFIT BASE
ANNIVERSARY       ASSUMED      PLAN D - LAST SURVIVOR   GUARANTEED INCOME   PLAN D - LAST SURVIVOR
AT EXERCISE   CONTRACT VALUE         NO REFUND*           BENEFIT BASE            NO REFUND*
---------------------------------------------------------------------------------------------------
    10          $ 174,000             $ 626.40              $ 174,000              $ 626.40
    11            141,000               518.88                174,000                640.32
    12            148,000               556.48                179,586                675.24
    13            208,000               800.80                208,000                800.80
    14            198,000               782.10                208,000                821.60
    15            203,000               822.15                208,000                842.40



* The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th or the 13th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.


       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX G: EXAMPLE -- BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER

EXAMPLE OF THE BENEFIT PROTECTOR(SM)


ASSUMPTIONS:

- You purchase the contract with a payment of $100,000 on Jan. 1, 2004 and you and the annuitant are under age 70; and

-  you select the MAV Death Benefit.



   On July 1, 2004 the contract value grows to $105,000. The death benefit under the MAV Death Benefit on July 1, 2004 equals the contract value, or $105,000.
   You have not reached the first contract anniversary so the Benefit Protector does not provide any additional benefit at this time.

   On Jan. 1, 2005 the contract value grows to $110,000. The death benefit on Jan. 1, 2005 equals:

   MAV Death Benefit (contract value):                                            $  110,000
   plus the Benefit Protector benefit which equals 40% of earnings at death (MAV Death Benefit minus payments not previously withdrawn):
      0.40 X ($110,000 - $100,000) =                                                  +4,000
                                                                                  ----------
   Total death benefit of:                                                        $  114,000

   On Jan. 1, 2006 the contract value falls to $105,000. The death benefit on Jan. 1, 2006 equals:

   MAV Death Benefit (MAV):                                                       $  110,000
   plus the Benefit Protector benefit (40% of earnings at death):
      0.40 X ($110,000 - $100,000) =                                                  +4,000
                                                                                  ----------
   Total death benefit of:                                                        $  114,000

   On Feb. 1, 2006 the contract value remains at $105, 000 and you request a partial withdrawal of $50,000, including the applicable 6% withdrawal charge.
   We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to a 6% withdrawal charge because your payment is in its third year of the withdrawal charge schedule, so we will withdraw $39,500 ($37,130.00 +
   $2,370 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,630. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2006 equals:

   MAV Death Benefit (MAV adjusted for partial withdrawals):                      $   57,619
   plus the Benefit Protector benefit (40% of earnings at death):
      0.40 X ($57,619 - $55,000) =                                                    +1,048
                                                                                  ----------
   Total death benefit of:                                                        $   58,667


       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

   On Jan. 1, 2007 the contract value falls to $40,000. The death benefit on Jan. 1, 2006 equals the death benefit on Feb. 1, 2006. The reduction in contract value has no effect.

   On Jan. 1, 2013 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. The death benefit on Jan. 1, 2013 equals:

   MAV Death Benefit (contract value):                                            $  200,000
   plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
      previously withdrawn that are one or more years old)                           +55,000
                                                                                  ----------
   Total death benefit of:                                                        $  255,000

   On July 1, 2014 you make an additional purchase payment of $50,000. Your new contract value is now $250,000. The death benefit on July 1, 2014 equals:

   MAV Death Benefit (contract value):                                            $  250,000
   plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
      previously withdrawn that are one or more years old)                           +55,000
                                                                                  ----------
   Total death benefit of:                                                        $  305,000

   On July 1, 2015 the contract value remains $250,000 and the "new" purchase payment is one year old and the value of the Benefit Protector changes. The death benefit on July 1, 2015 equals:

   MAV Death Benefit (contract value):                                            $  250,000
   plus the Benefit Protector benefit (40% of earnings at death up to a maximum of 100% of purchase payments not
      previously withdrawn that are one or more years old)
      0.40 X ($250,000 - $105,000) =                                                 +58,000
                                                                                  ----------
   TOTAL DEATH BENEFIT OF:                                                                     $  308,000


       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX H: BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER

EXAMPLE OF THE BENEFIT PROTECTOR(SM) PLUS


ASSUMPTIONS:

- You purchase the contract with a payment of $100,000 on Jan. 1, 2004 and you and the annuitant are under age 70; and

-  you select the MAV Death Benefit.



   On July 1, 2004 the contract value grows to $105,000. The death benefit on July 1, 2004 equals MAV Death Benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary so the Benefit
   Protector Plus does not provide any additional benefit at this time.

   On Jan. 1, 2005 the contract value grows to $110,000. You have not reached the second contract anniversary so the Benefit Protector(SM) Plus does not provide any additional benefit beyond what is provided by the Benefit
   Protector at this time. The death benefit on Jan. 1, 2005 equals:

      MAV Death Benefit (contract value):                                         $  110,000
      plus the Benefit Protector Plus benefit which equals 40% of earnings at death
      (MAV rider minus payments not previously withdrawn):
      0.40 X ($110,000 - $100,000) =                                                  +4,000
                                                                                  ----------
   Total death benefit of:                                                        $  114,000

   On Jan. 1, 2006 the contract value falls to $105,000. The death benefit on Jan. 1, 2006 equals:

      MAV Death Benefit (MAV):                                                    $  110,000
      plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
      0.40 X ($110,000 - $100,000) =                                                  +4,000
      plus 10% of purchase payments made within 60 days of contract issue
      and not previously withdrawn: 0.10 x $100,000 =                                +10,000
                                                                                  ----------
   Total death benefit of:                                                        $  124,000

   On Feb. 1, 2006 the contract value remains at $105, 000 and you request a partial withdrawal of $50,000, including the applicable 7% withdrawal charge.
   We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to a 7% withdrawal charge because your payment is within the third year of the withdrawal charge schedule, so we will withdraw $39,500 ($36,735
   + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2006 equals:

      MAV Death Benefit (MAV adjusted for partial withdrawals):                   $   57,619
      plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
      0.40 X ($57,619 - $55,000) =                                                    +1,048
      plus 10% of purchase payments made within 60 days of contract
      issue and not previously withdrawn: 0.10 x $55,000 =                            +5,500
                                                                                  ----------
   Total death benefit of:                                                        $   64,167

   On Jan. 1, 2007 the contract value falls $40,000. The death benefit on Jan.
   1, 2007 equals the death benefit paid on Feb. 1, 2006. The reduction in contract value has no effect.


       AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

   On Jan. 1, 2013 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. Because we are beyond the fourth contract anniversary the Benefit Protector(SM) Plus also reaches its maximum of 20%. The death benefit on Jan. 1, 2013 equals:

      MAV Death Benefit (contract value):                                         $  200,000
      plus the Benefit Protector Plus benefit which equals
      40% of earnings at death, up to a maximum of 100%
      of purchase payments not previously withdrawn
      that are one or more years old                                                 +55,000
      plus 20% of purchase payments made within 60 days of
      contract issue and not previously withdrawn: 0.20 x $55,000 =                  +11,000
                                                                                  ----------
   Total death benefit of:                                                        $  266,000

   On July 1, 2013 you make an additional purchase payment of $50,000. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector(SM) Plus value. The death benefit on July 1, 2013 equals:

      MAV Death Benefit:                                                          $  250,000
      plus the Benefit Protector Plus benefit which equals
      40% of earnings at death, up to a maximum of
      100% of purchase payments not previously withdrawn
      that are one or more years old                                                 +55,000
      plus 20% of purchase payments made within 60 days of
      contract issue and not previously withdrawn: 0.20 x $55,000 =                  +11,000
                                                                                  ----------
   Total death benefit of:                                                        $  316,000

   On July 1, 2014 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the Benefit Protector(SM) Plus remains constant. The death benefit on July 1, 2014 equals:

      MAV Death Benefit (contract value):                                         $  250,000
      plus the Benefit Protector Plus benefit which equals 40% of earnings at death
      (MAV rider minus payments not previously withdrawn):
      0.40 x ($250,000 - $105,000) =                                                 +58,000
      plus 20% of purchase payments made within 60 days of contract issue
      and not previously withdrawn: 0.20 x $55,000 =                                 +11,000
                                                                                  ----------
   TOTAL DEATH BENEFIT OF:                                                                     $  319,000


       AMERICAN EXPRESS(R)SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

[AMERICAN EXPRESS(R) LOGO]

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, ISSUER
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 333-3437

45300 A (4/04)

                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR


                AMERICAN EXPRESS FLEXCHOICE(SM) VARIABLE ANNUITY
             AMERICAN EXPRESS FLEXCHOICE(SM) SELECT VARIABLE ANNUITY
               AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY
            AMERICAN EXPRESS INNOVATIONS(SM) SELECT VARIABLE ANNUITY
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY
        AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC SELECT VARIABLE ANNUITY
               AMERICAN EXPRESS NEW SOLUTIONS(R) VARIABLE ANNUITY
                  AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(R)
                 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY(R)
              AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY
               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY
            AMERICAN EXPRESS(R) SIGNATURE ONE SELECT VARIABLE ANNUITY
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
                 EVERGREEN NEW SOLUTIONS SELECT VARIABLE ANNUITY
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY
                 EVERGREEN PATHWAYS(SM) SELECT VARIABLE ANNUITY
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY
                WELLS FARGO ADVANTAGE(R) SELECT VARIABLE ANNUITY
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY
            WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY
                WELLS FARGO ADVANTAGE CHOICE(SM) VARIABLE ANNUITY
            WELLS FARGO ADVANTAGE CHOICE(SM) SELECT VARIABLE ANNUITY


                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


                                 APRIL 30, 2004


American Enterprise Variable Annuity Account is a separate account established and maintained by American Enterprise Life Insurance Company (American Enterprise Life).


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your sales representative, or by writing or calling us at the address and telephone number below.


American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474
(800) 333-3437

TABLE OF CONTENTS


Calculating Annuity Payouts                                               p.3
Rating Agencies                                                           p.4
Principal Underwriter                                                     p.4
Independent Auditors                                                      p.4
Condensed Financial Information (Unaudited)                               p.5


Financial Statements

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

CALCULATING ANNUITY PAYOUTS

VARIABLE ANNUITY PAYOUTS
We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payment, we:


- determine the dollar value of your contract on the valuation date and deduct any applicable premium tax; then


- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-  the annuity unit value on the valuation date; by
-  the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

-  the net investment factor; and
-  the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
-  dividing that sum by the previous adjusted net asset value per share; and
- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

FIXED ANNUITY PAYOUTS
We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

- take the amount of contract value at the retirement date or the date you selected to begin receiving your annuity payouts and which you want to be applied to fixed annuity payouts; then
- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

RATING AGENCIES


We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our general account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.


For detailed information on the agency ratings given to American Enterprise Life, contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                                                         www.ambest.com
Fitch                                                       www.fitchratings.com
Moody's                                                 www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

PRINCIPAL UNDERWRITER


American Express Financial Advisors Inc. (AEFA) serves as principal underwriter for the contract, which it offers on a continuous basis. AEFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a registered Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). AEFA is an affiliate of ours. The contract is offered to the public through certain securities broker-dealers and through entities that may offer the contract but are exempt from registration that have entered into selling agreements with AEFA and whose personnel are legally authorized to sell annuity products. Both AEFA and American Enterprise Life are ultimately controlled by American Express Company. The principal business address of AEFA is 70100 AXP Financial Center, Minneapolis, MN 55474. American Enterprise Life currently pays AEFA underwriting commissions for its role as principal underwriter of all variable annuities associated with this variable account. For the past three years, the aggregate dollar amount of underwriting commissions paid to AEFA in its role as principal underwriter has been: 2003:
$52,618,927; 2002: $39,093,853; and 2001: $22,055,827. AEFA retains no underwriting commission from the sale of the contract.


INDEPENDENT AUDITORS


The financial statements appearing in this SAI have been audited by Ernst & Young LLP, 220 South Sixth Street, Suite 1400, Minneapolis, MN 55402, independent auditors, as stated in their report appearing herein.


                AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

CONDENSED FINANCIAL INFORMATION
(UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in parentheses.

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                               2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UCMG1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  1.06  $  1.06  $  1.03  $  1.00
Accumulation unit value at end of period                                                       $  1.05  $  1.06  $  1.06  $  1.03
Number of accumulation units outstanding at end of period (000 omitted)                            813      697      554       53

SUBACCOUNT UBND1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND) (5/21/2002)
Accumulation unit value at beginning of period                                                 $  1.04  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.08  $  1.04       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            572       63       --       --

SUBACCOUNT UDEI1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND) (5/21/2002)
Accumulation unit value at beginning of period                                                 $  0.78  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.10  $  0.78       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            140       26       --       --

SUBACCOUNT UESL1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND) (8/30/2002)
Accumulation unit value at beginning of period                                                 $  1.02  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.24  $  1.02       --       --
Number of accumulation units outstanding at end of period (000 omitted)                              1       --       --       --

SUBACCOUNT UGRO1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND) (5/21/2002)
Accumulation unit value at beginning of period                                                 $  0.81  $  1.00       --       --
Accumulation unit value at end of period                                                       $  0.98  $  0.81       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             24       --       --       --

SUBACCOUNT UMGD1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  0.75  $  0.87  $  0.98  $  1.00
Accumulation unit value at end of period                                                       $  0.89  $  0.75  $  0.87  $  0.98
Number of accumulation units outstanding at end of period (000 omitted)                             49       39      116       --

SUBACCOUNT UNDM1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  0.59  $  0.76  $  0.92  $  1.00
Accumulation unit value at end of period                                                       $  0.72  $  0.59  $  0.76  $  0.92
Number of accumulation units outstanding at end of period (000 omitted)                            301       95       20       --

SUBACCOUNT USVA1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND) (5/21/2002)
Accumulation unit value at beginning of period                                                 $  0.79  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.08  $  0.79       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             54       21       --       --

SUBACCOUNT USPF1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  0.61  $  0.80  $  0.92  $  1.00
Accumulation unit value at end of period                                                       $  0.78  $  0.61  $  0.80  $  0.92
Number of accumulation units outstanding at end of period (000 omitted)                            748      360      112        7

SUBACCOUNT UFIF1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  1.17  $  1.11  $  1.06  $  1.00
Accumulation unit value at end of period                                                       $  1.17  $  1.17  $  1.11  $  1.06
Number of accumulation units outstanding at end of period (000 omitted)                            849      645       30       --

SUBACCOUNT USCA1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  0.79  $  0.96  $  1.04  $  1.00
Accumulation unit value at end of period                                                       $  1.16  $  0.79  $  0.96  $  1.04
Number of accumulation units outstanding at end of period (000 omitted)                             15       14        2        2

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                               2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UABA1 (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                                 $  0.76  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.00  $  0.76       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            623      113       --       --

SUBACCOUNT UCAP1 (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  0.52  $  0.69  $  0.91  $  1.00
Accumulation unit value at end of period                                                       $  0.66  $  0.52  $  0.69  $  0.91
Number of accumulation units outstanding at end of period (000 omitted)                            410      506      646       12

SUBACCOUNT UAAC1 (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                                 $  0.97  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.24  $  0.97       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             12       --       --       --

SUBACCOUNT UAAD1 (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                                 $  0.75  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.00  $  0.75       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             62       30       --       --

SUBACCOUNT UDDT1 (INVESTING IN SHARES OF AIM V.I. DENT DEMOGRAPHIC TRENDS FUND, SERIES I SHARES) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  0.39  $  0.58  $  0.87  $  1.00
Accumulation unit value at end of period                                                       $  0.53  $  0.39  $  0.58  $  0.87
Number of accumulation units outstanding at end of period (000 omitted)                             97      113      113       12

SUBACCOUNT UVAL1 (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  0.53  $  0.77  $  0.89  $  1.00
Accumulation unit value at end of period                                                       $  0.66  $  0.53  $  0.77  $  0.89
Number of accumulation units outstanding at end of period (000 omitted)                            459      637      761       56

SUBACCOUNT UAVA1 (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                                 $  0.78  $  1.00       --       --
Accumulation unit value at end of period                                                       $  0.96  $  0.78       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             21        3       --       --

SUBACCOUNT UGIP1 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B)) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  0.74  $  0.97  $  0.97  $  1.00
Accumulation unit value at end of period                                                       $  0.97  $  0.74  $  0.97  $  0.97
Number of accumulation units outstanding at end of period (000 omitted)                          1,510    1,341      640       31

SUBACCOUNT UPRG1 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B)) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  0.45  $  0.65  $  0.80  $  1.00
Accumulation unit value at end of period                                                       $  0.55  $  0.45  $  0.65  $  0.80
Number of accumulation units outstanding at end of period (000 omitted)                            893    1,003      741       47

SUBACCOUNT UTEC1 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B)) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  0.30  $  0.51  $  0.69  $  1.00
Accumulation unit value at end of period                                                       $  0.42  $  0.30  $  0.51  $  0.69
Number of accumulation units outstanding at end of period (000 omitted)                            655      372      364       44

SUBACCOUNT UAGR1 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B)) (5/21/2002)
Accumulation unit value at beginning of period                                                 $  0.91  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.07  $  0.91       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             38        9       --       --

SUBACCOUNT UECB1 (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                 $  1.04  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.07  $  1.04       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            792      241       --       --

SUBACCOUNT UEFF1 (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                 $  1.00  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.14  $  1.00       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             30       10       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                               2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UEVF1 (INVESTING IN SHARES OF EVERGREEN VA FUND - CLASS 1*) (12/8/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.04       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             39       --       --       --
*EVERGREEN VA MASTERS FUND - CLASS 1 MERGED INTO EVERGREEN VA FUND - CLASS 1 AS OF DEC. 8, 2003.

SUBACCOUNT UEFD1 (INVESTING IN SHARES OF EVERGREEN VA FUND - CLASS 2*) (8/30/2002)
Accumulation unit value at beginning of period                                                 $  0.96  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.20  $  0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            125       --       --       --
*EVERGREEN VA BLUE CHIP FUND - CLASS 2 AND EVERGREEN VA MASTERS FUND - CLASS 2 MERGED INTO EVERGREEN VA FUND -
  CLASS 2 AS OF DEC. 8, 2003.

SUBACCOUNT UEGI1 (INVESTING IN SHARES OF EVERGREEN VA GROWTH AND INCOME FUND - CLASS 1) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  0.76  $  0.91  $  1.04  $  1.00
Accumulation unit value at end of period                                                       $  0.98  $  0.76  $  0.91  $  1.04
Number of accumulation units outstanding at end of period (000 omitted)                             78       92       83       25

SUBACCOUNT UEGW1 (INVESTING IN SHARES OF EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2*) (8/30/2002)
Accumulation unit value at beginning of period                                                 $  0.96  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.23  $  0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            152        3       --       --
*EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2 MERGED INTO EVERGREEN VA GROWTH AND INCOME FUND -
  CLASS 2 AS OF DEC. 8, 2003.

SUBACCOUNT UEGR1 (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                 $  0.99  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.35  $  0.99       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             36        8       --       --

SUBACCOUNT UEHI1 (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                 $  1.04  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.21  $  1.04       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            252       95       --       --

SUBACCOUNT UEIN1 (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 1*) (12/8/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.05       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             57       --       --       --
*EVERGREEN VA GLOBAL LEADERS FUND - CLASS 1 MERGED INTO EVERGREEN VA INTERNATIONAL EQUITY FUND -
  CLASS 1 AS OF DEC. 8, 2003.

SUBACCOUNT UEIG1 (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2*) (7/31/02)
Accumulation unit value at beginning of period                                                 $  0.93  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.21  $  0.93       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            225       31       --       --
*EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2 MERGED INTO EVERGREEN VA INTERNATIONAL EQUITY FUND -
  CLASS 2 AS OF DEC. 8, 2003.

SUBACCOUNT UEOM1 (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 1) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  0.51  $  0.69  $  0.82  $  1.00
Accumulation unit value at end of period                                                       $  0.71  $  0.51  $  0.69  $  0.82
Number of accumulation units outstanding at end of period (000 omitted)                            414      338      422       97

SUBACCOUNT UEOE1 (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                 $  0.96  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.33  $  0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            237       86       --       --

SUBACCOUNT UESE1 (INVESTING IN SHARES OF EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2) (8/30/2002)
Accumulation unit value at beginning of period                                                 $  0.96  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.44  $  0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

SUBACCOUNT UESC1 (INVESTING IN SHARES OF EVERGREEN VA SPECIAL VALUES FUND - CLASS 1) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  1.19  $  1.37  $  1.17  $  1.00
Accumulation unit value at end of period                                                       $  1.52  $  1.19  $  1.37  $  1.17
Number of accumulation units outstanding at end of period (000 omitted)                            371      346       69       10

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                               2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UESM1 (INVESTING IN SHARES OF EVERGREEN VA SPECIAL VALUES FUND - CLASS 2) (7/31/2002)
 Accumulation unit value at beginning of period                                                $  0.95  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.22  $  0.95       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            380       75       --       --

SUBACCOUNT UESI1 (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 1) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  1.25  $  1.09  $  1.04  $  1.00
Accumulation unit value at end of period                                                       $  1.45  $  1.25  $  1.09  $  1.04
Number of accumulation units outstanding at end of period (000 omitted)                            274      103       79       --

SUBACCOUNT UEST1 (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                 $  1.08  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.25  $  1.08       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            285       --       --       --

SUBACCOUNT UCOF1 (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  0.76  $  0.85  $  0.97  $  1.00
Accumulation unit value at end of period                                                       $  0.96  $  0.76  $  0.85  $  0.97
Number of accumulation units outstanding at end of period (000 omitted)                            957      633      232        4

SUBACCOUNT UFCO1 (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                                 $  0.86  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.10  $  0.86       --       --
Number of accumulation units outstanding at end of period (000 omitted)                          1,212      209       --       --

SUBACCOUNT UFGR1 (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                                 $  0.75  $  1.00       --       --
Accumulation unit value at end of period                                                       $  0.98  $  0.75       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            127       18       --       --

SUBACCOUNT UHIP1 (INVESTING IN SHARES OF FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  0.74  $  0.72  $  0.83  $  1.00
Accumulation unit value at end of period                                                       $  0.93  $  0.74  $  0.72  $  0.83
Number of accumulation units outstanding at end of period (000 omitted)                            204      114      104        4

SUBACCOUNT UMDC1 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  1.03  $  1.16  $  1.21  $  1.00
Accumulation unit value at end of period                                                       $  1.41  $  1.03  $  1.16  $  1.21
Number of accumulation units outstanding at end of period (000 omitted)                            693      699      468       23

SUBACCOUNT UFMC1 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                                 $  0.85  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.16  $  0.85       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            543       94       --       --

SUBACCOUNT UFOV1 (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                                 $  0.75  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.07  $  0.75       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             53       23       --       --

SUBACCOUNT URES1 (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                                 $  0.93  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.26  $  0.93       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             68       14       --       --

SUBACCOUNT USMC1 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  0.53  $  0.75  $  0.90  $  1.00
Accumulation unit value at end of period                                                       $  0.72  $  0.53  $  0.75  $  0.90
Number of accumulation units outstanding at end of period (000 omitted)                            712      656      312       52

SUBACCOUNT UVAS1 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                                 $  0.80  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.05  $  0.80       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            169       24       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                               2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UMSS1 (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  1.01  $  1.16  $  1.09  $  1.00
Accumulation unit value at end of period                                                       $  1.25  $  1.01  $  1.16  $  1.09
Number of accumulation units outstanding at end of period (000 omitted)                          2,566      753       61       21

SUBACCOUNT UDMS1 (INVESTING IN SHARES OF FTVIPT TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  0.79  $  0.80  $  0.87  $  1.00
Accumulation unit value at end of period                                                       $  1.19  $  0.79  $  0.80  $  0.87
Number of accumulation units outstanding at end of period (000 omitted)                             --        9        9       --

SUBACCOUNT UINT1 (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  0.68  $  0.85  $  1.02  $  1.00
Accumulation unit value at end of period                                                       $  0.89  $  0.68  $  0.85  $  1.02
Number of accumulation units outstanding at end of period (000 omitted)                            734      513      324       22

SUBACCOUNT UGRS1 (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  0.50  $  0.71  $  0.95  $  1.00
Accumulation unit value at end of period                                                       $  0.61  $  0.50  $  0.71  $  0.95
Number of accumulation units outstanding at end of period (000 omitted)                            515      421      326        3

SUBACCOUNT UNDS1 (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  0.64  $  0.95  $  1.01  $  1.00
Accumulation unit value at end of period                                                       $  0.84  $  0.64  $  0.95  $  1.01
Number of accumulation units outstanding at end of period (000 omitted)                            388      165      115       27

SUBACCOUNT UTRS1 (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  1.04  $  1.10  $  1.12  $  1.00
Accumulation unit value at end of period                                                       $  1.19  $  1.04  $  1.10  $  1.12
Number of accumulation units outstanding at end of period (000 omitted)                          2,457    1,585      792       45

SUBACCOUNT USUT1 (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS) (5/21/2002)
Accumulation unit value at beginning of period                                                 $  0.87  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.17  $  0.87       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             40       --       --       --

SUBACCOUNT UOCA1 (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                                 $  0.78  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.01  $  0.78       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            130        9       --       --

SUBACCOUNT UOGS1 (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                                 $  0.77  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.09  $  0.77       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            154       25       --       --

SUBACCOUNT UOHI1 (INVESTING IN SHARES OF OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                                 $  0.96  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.18  $  0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            301       18       --       --

SUBACCOUNT UOSM1 (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                                 $  0.79  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.13  $  0.79       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            121       33       --       --

SUBACCOUNT USTB1 (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                                 $  1.04  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.20  $  1.04       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            995       38       --       --

SUBACCOUNT UGIN1 (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  0.79  $  0.99  $  1.07  $  1.00
Accumulation unit value at end of period                                                       $  1.00  $  0.79  $  0.99  $  1.07
Number of accumulation units outstanding at end of period (000 omitted)                            530      379      287       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                               2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UHSC1 (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                                 $  0.98  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.14  $  0.98       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             20       --       --       --

SUBACCOUNT UIGR1 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                                 $  0.80  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.01  $  0.80       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            178       33       --       --

SUBACCOUNT UINO1 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  0.46  $  0.53  $  0.76  $  1.00
Accumulation unit value at end of period                                                       $  0.60  $  0.46  $  0.53  $  0.76
Number of accumulation units outstanding at end of period (000 omitted)                            209      232      199       63

SUBACCOUNT UPRE1 (INVESTING IN SHARES OF PUTNAM VT RESEARCH FUND - CLASS IB SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                                 $  0.81  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.00  $  0.81       --       --
Number of accumulation units outstanding at end of period (000 omitted)                              4        1       --       --

SUBACCOUNT UVIS1 (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  0.42  $  0.60  $  0.92  $  1.00
Accumulation unit value at end of period                                                       $  0.55  $  0.42  $  0.60  $  0.92
Number of accumulation units outstanding at end of period (000 omitted)                            233      163      265       35

SUBACCOUNT USAP1 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.21       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             14       --       --       --

SUBACCOUNT USGR1 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST GROWTH AND INCOME FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.29       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             26       --       --       --

SUBACCOUNT USIE1 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.43       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                              1       --       --       --

SUBACCOUNT USIG1 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.01       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             13       --       --       --

SUBACCOUNT USME1 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.32       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                              8       --       --       --

SUBACCOUNT USSV1 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.41       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             10       --       --       --

SUBACCOUNT USVI1 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST VALUE INCOME STOCK FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.26       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                              8       --       --       --

SUBACCOUNT UVCP1 (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                                 $  0.98  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.27  $  0.98       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             57        1       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                               2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UVGI1 (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                                 $  0.96  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.22  $  0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             74        2       --       --

SUBACCOUNT UVRE1 (INVESTING IN SHARES OF VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                                 $  0.96  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.31  $  0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             18       --       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                               2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UCMG2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  1.01  $  1.01  $  1.00  $  1.00
Accumulation unit value at end of period                                                       $  1.01  $  1.01  $  1.01  $  1.00
Number of accumulation units outstanding at end of period (000 omitted)                          3,701    2,933    2,828       --

SUBACCOUNT UBND2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND) (5/21/2002)
Accumulation unit value at beginning of period                                                 $  1.04  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.08  $  1.04       --       --
Number of accumulation units outstanding at end of period (000 omitted)                          2,381      215       --       --

SUBACCOUNT UDEI2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND) (5/21/2002)
Accumulation unit value at beginning of period                                                 $  0.78  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.09  $  0.78       --       --
Number of accumulation units outstanding at end of period (000 omitted)                          1,367      187       --       --

SUBACCOUNT UESL2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND) (8/30/2002)
Accumulation unit value at beginning of period                                                 $  1.02  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.23  $  1.02       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             27        9       --       --

SUBACCOUNT UGRO2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND) (5/21/2002)
Accumulation unit value at beginning of period                                                 $  0.81  $  1.00       --       --
Accumulation unit value at end of period                                                       $  0.98  $  0.81       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             67        9       --       --

SUBACCOUNT UMGD2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  0.75  $  0.87  $  0.98  $  1.00
Accumulation unit value at end of period                                                       $  0.89  $  0.75  $  0.87  $  0.98
Number of accumulation units outstanding at end of period (000 omitted)                            872      906      682       40

SUBACCOUNT UNDM2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  0.59  $  0.76  $  0.92  $  1.00
Accumulation unit value at end of period                                                       $  0.72  $  0.59  $  0.76  $  0.92
Number of accumulation units outstanding at end of period (000 omitted)                          2,693      704       81       --

SUBACCOUNT USVA2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND) (5/21/2002)
Accumulation unit value at beginning of period                                                 $  0.79  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.07  $  0.79       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            535       67       --       --

SUBACCOUNT USPF2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  0.61  $  0.80  $  0.92  $  1.00
Accumulation unit value at end of period                                                       $  0.78  $  0.61  $  0.80  $  0.92
Number of accumulation units outstanding at end of period (000 omitted)                          5,260    3,995    1,567        2

SUBACCOUNT UFIF2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  1.16  $  1.10  $  1.05  $  1.00
Accumulation unit value at end of period                                                       $  1.16  $  1.16  $  1.10  $  1.05
Number of accumulation units outstanding at end of period (000 omitted)                          5,238    5,336    2,495       25

SUBACCOUNT USCA2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  0.79  $  0.96  $  1.04  $  1.00
Accumulation unit value at end of period                                                       $  1.15  $  0.79  $  0.96  $  1.04
Number of accumulation units outstanding at end of period (000 omitted)                            363      191       63       --

SUBACCOUNT UABA2 (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                                 $  0.76  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.00  $  0.76       --       --
Number of accumulation units outstanding at end of period (000 omitted)                          3,443      711       --       --

SUBACCOUNT UCAP2 (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  0.51  $  0.68  $  0.90  $  1.00
Accumulation unit value at end of period                                                       $  0.65  $  0.51  $  0.68  $  0.90
Number of accumulation units outstanding at end of period (000 omitted)                          2,361    2,237    1,995      160

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                               2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UAAC2 (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                                 $  0.97  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.23  $  0.97       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             97       26       --       --

SUBACCOUNT UAAD2 (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                                 $  0.75  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.00  $  0.75       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            352       --       --       --

SUBACCOUNT UDDT2 (INVESTING IN SHARES OF AIM V.I. DENT DEMOGRAPHIC TRENDS FUND, SERIES I SHARES) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  0.39  $  0.58  $  0.87  $  1.00
Accumulation unit value at end of period                                                       $  0.53  $  0.39  $  0.58  $  0.87
Number of accumulation units outstanding at end of period (000 omitted)                            657      701      679      143

SUBACCOUNT UVAL2 (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  0.53  $  0.77  $  0.89  $  1.00
Accumulation unit value at end of period                                                       $  0.66  $  0.53  $  0.77  $  0.89
Number of accumulation units outstanding at end of period (000 omitted)                          3,942    4,076    3,524      321

SUBACCOUNT UAVA2 (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                                 $  0.78  $  1.00       --       --
Accumulation unit value at end of period                                                       $  0.96  $  0.78       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             75       30       --       --

SUBACCOUNT UGIP2 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B)) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  0.74  $  0.96  $  0.97  $  1.00
Accumulation unit value at end of period                                                       $  0.97  $  0.74  $  0.96  $  0.97
Number of accumulation units outstanding at end of period (000 omitted)                          9,217    8,241    3,601       65

SUBACCOUNT UPRG2 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B)) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  0.45  $  0.65  $  0.80  $  1.00
Accumulation unit value at end of period                                                       $  0.55  $  0.45  $  0.65  $  0.80
Number of accumulation units outstanding at end of period (000 omitted)                          4,990    4,459    3,531      438

SUBACCOUNT UTEC2 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B)) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  0.29  $  0.51  $  0.69  $  1.00
Accumulation unit value at end of period                                                       $  0.42  $  0.29  $  0.51  $  0.69
Number of accumulation units outstanding at end of period (000 omitted)                          2,760    1,530    1,387      216

SUBACCOUNT UAGR2 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B)) (5/21/2002)
Accumulation unit value at beginning of period                                                 $  0.91  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.06  $  0.91       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            284       41       --       --

SUBACCOUNT UECB2 (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                 $  1.04  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.06  $  1.04       --       --
Number of accumulation units outstanding at end of period (000 omitted)                          2,882      892       --       --

SUBACCOUNT UEFF2 (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                 $  1.00  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.14  $  1.00       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            259      132       --       --

SUBACCOUNT UEVF2 (INVESTING IN SHARES OF EVERGREEN VA FUND - CLASS 1*) (12/8/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.04       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            427       --       --       --
*EVERGREEN VA MASTERS FUND - CLASS 1 MERGED INTO EVERGREEN VA FUND - CLASS 1 AS OF DEC. 8, 2003.

SUBACCOUNT UEFD2 (INVESTING IN SHARES OF EVERGREEN VA FUND - CLASS 2*) (8/30/2002)
Accumulation unit value at beginning of period                                                 $  0.96  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.20  $  0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                          1,279       --       --       --
*EVERGREEN VA BLUE CHIP FUND - CLASS 2 AND EVERGREEN VA MASTERS FUND - CLASS 2 MERGED INTO EVERGREEN VA FUND -
  CLASS 2 AS OF DEC. 8, 2003.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                               2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UEGI2 (INVESTING IN SHARES OF EVERGREEN VA GROWTH AND INCOME FUND - CLASS 1) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  0.76  $  0.91  $  1.04  $  1.00
Accumulation unit value at end of period                                                       $  0.98  $  0.76  $  0.91  $  1.04
Number of accumulation units outstanding at end of period (000 omitted)                            271      297      153       18

SUBACCOUNT UEGW2 (INVESTING IN SHARES OF EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2*) (8/30/2002)
Accumulation unit value at beginning of period                                                 $  0.96  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.23  $  0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                          1,600       35       --       --
*EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2 MERGED INTO EVERGREEN VA GROWTH AND INCOME FUND -
  CLASS 2 AS OF DEC. 8, 2003.

SUBACCOUNT UEGR2 (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                 $  0.99  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.35  $  0.99       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            723      173       --       --

SUBACCOUNT UEHI2 (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                 $  1.04  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.21  $  1.04       --       --
Number of accumulation units outstanding at end of period (000 omitted)                          1,612      202       --       --

SUBACCOUNT UEIN2 (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 1*) (12/8/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.05       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            478       --       --       --
*EVERGREEN VA GLOBAL LEADERS FUND - CLASS 1 MERGED INTO EVERGREEN VA INTERNATIONAL EQUITY FUND -
  CLASS 1 AS OF DEC. 8, 2003.

SUBACCOUNT UEIG2 (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2*) (7/31/2002)
Accumulation unit value at beginning of period                                                 $  0.93  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.21  $  0.93       --       --
Number of accumulation units outstanding at end of period (000 omitted)                          2,026      213       --       --
*EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2 MERGED INTO EVERGREEN VA INTERNATIONAL EQUITY FUND -
  CLASS 2 AS OF DEC. 8, 2003.

SUBACCOUNT UEOM2 (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 1) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  0.51  $  0.69  $  0.82  $  1.00
Accumulation unit value at end of period                                                       $  0.70  $  0.51  $  0.69  $  0.82
Number of accumulation units outstanding at end of period (000 omitted)                          2,326    2,140    1,855      280

SUBACCOUNT UEOE2 (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                 $  0.96  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.33  $  0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                          1,894      351       --       --

SUBACCOUNT UESE2 (INVESTING IN SHARES OF EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2) (8/30/2002)
Accumulation unit value at beginning of period                                                 $  0.96  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.44  $  0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            408        3       --       --

SUBACCOUNT UESC2 (INVESTING IN SHARES OF EVERGREEN VA SPECIAL VALUES FUND - CLASS 1) (5/30/2000)
 Accumulation unit value at beginning of period                                                $  1.18  $  1.37  $  1.17  $  1.00
Accumulation unit value at end of period                                                       $  1.52  $  1.18  $  1.37  $  1.17
Number of accumulation units outstanding at end of period (000 omitted)                          2,071    1,930      481       33

SUBACCOUNT UESM2 (INVESTING IN SHARES OF EVERGREEN VA SPECIAL VALUES FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                 $  0.95  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.22  $  0.95       --       --
Number of accumulation units outstanding at end of period (000 omitted)                          1,817      482       --       --

SUBACCOUNT UESI2 (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 1) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  1.25  $  1.09  $  1.04  $  1.00
Accumulation unit value at end of period                                                       $  1.44  $  1.25  $  1.09  $  1.04
Number of accumulation units outstanding at end of period (000 omitted)                          1,496    1,118    1,187        8

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                               2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UEST2 (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                 $  1.08  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.25  $  1.08       --       --
Number of accumulation units outstanding at end of period (000 omitted)                          1,184      137       --       --

SUBACCOUNT UCOF2 (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  0.76  $  0.84  $  0.97  $  1.00
Accumulation unit value at end of period                                                       $  0.96  $  0.76  $  0.84  $  0.97
Number of accumulation units outstanding at end of period (000 omitted)                          5,522    4,717    2,028      189

SUBACCOUNT UFCO2 (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                                 $  0.86  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.09  $  0.86       --       --
Number of accumulation units outstanding at end of period (000 omitted)                          6,450      740       --       --

SUBACCOUNT UFGR2 (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                                 $  0.75  $  1.00       --       --
Accumulation unit value at end of period                                                       $  0.98  $  0.75       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            947      108       --       --

SUBACCOUNT UHIP2 (INVESTING IN SHARES OF FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  0.74  $  0.72  $  0.82  $  1.00
Accumulation unit value at end of period                                                       $  0.92  $  0.74  $  0.72  $  0.82
Number of accumulation units outstanding at end of period (000 omitted)                          1,592    1,089      793       27

SUBACCOUNT UMDC2 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  1.03  $  1.15  $  1.21  $  1.00
Accumulation unit value at end of period                                                       $  1.41  $  1.03  $  1.15  $  1.21
Number of accumulation units outstanding at end of period (000 omitted)                          4,411    4,180    2,134      134

SUBACCOUNT UFMC2 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                                 $  0.85  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.16  $  0.85       --       --
Number of accumulation units outstanding at end of period (000 omitted)                          4,116      773       --       --

SUBACCOUNT UFOV2 (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                                 $  0.75  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.07  $  0.75       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            147       20       --       --

SUBACCOUNT URES2 (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                                 $  0.93  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.25  $  0.93       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            490       35       --       --

SUBACCOUNT USMC2 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  0.53  $  0.75  $  0.90  $  1.00
Accumulation unit value at end of period                                                       $  0.72  $  0.53  $  0.75  $  0.90
Number of accumulation units outstanding at end of period (000 omitted)                          5,563    4,074    2,165      202

SUBACCOUNT UVAS2 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                                 $  0.80  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.04  $  0.80       --       --
Number of accumulation units outstanding at end of period (000 omitted)                          1,294      127       --       --

SUBACCOUNT UMSS2 (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  1.01  $  1.16  $  1.09  $  1.00
Accumulation unit value at end of period                                                       $  1.25  $  1.01  $  1.16  $  1.09
Number of accumulation units outstanding at end of period (000 omitted)                         13,976    5,681    1,321        7

SUBACCOUNT UDMS2 (INVESTING IN SHARES OF FTVIPT TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  0.78  $  0.79  $  0.87  $  1.00
Accumulation unit value at end of period                                                       $  1.19  $  0.78  $  0.79  $  0.87
Number of accumulation units outstanding at end of period (000 omitted)                            123       94       41        2

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                               2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UINT2 (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  0.68  $  0.85  $  1.02  $  1.00
Accumulation unit value at end of period                                                       $  0.89  $  0.68  $  0.85  $  1.02
Number of accumulation units outstanding at end of period (000 omitted)                          4,506    2,059      887       --

SUBACCOUNT UGRS2 (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  0.50  $  0.70  $  0.95  $  1.00
Accumulation unit value at end of period                                                       $  0.61  $  0.50  $  0.70  $  0.95
Number of accumulation units outstanding at end of period (000 omitted)                          3,620    3,137    2,288       71

SUBACCOUNT UNDS2 (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  0.64  $  0.95  $  1.01  $  1.00
Accumulation unit value at end of period                                                       $  0.84  $  0.64  $  0.95  $  1.01
Number of accumulation units outstanding at end of period (000 omitted)                          1,414      569      317        7

SUBACCOUNT UTRS2 (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  1.03  $  1.10  $  1.12  $  1.00
Accumulation unit value at end of period                                                       $  1.18  $  1.03  $  1.10  $  1.12
Number of accumulation units outstanding at end of period (000 omitted)                         13,127    7,687    3,440       86

SUBACCOUNT USUT2 (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS) (5/21/2002)
Accumulation unit value at beginning of period                                                 $  0.87  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.17  $  0.87       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            284       23       --       --

SUBACCOUNT UOCA2 (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                                 $  0.78  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.01  $  0.78       --       --
Number of accumulation units outstanding at end of period (000 omitted)                          1,433      141       --       --

SUBACCOUNT UOGS2 (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                                 $  0.77  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.08  $  0.77       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            786      123       --       --

SUBACCOUNT UOHI2 (INVESTING IN SHARES OF OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                                 $  0.96  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.18  $  0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            922      136       --       --

SUBACCOUNT UOSM2 (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                                 $  0.79  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.13  $  0.79       --       --
Number of accumulation units outstanding at end of period (000 omitted)                          1,150      199       --       --

SUBACCOUNT USTB2 (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                                 $  1.04  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.20  $  1.04       --       --
Number of accumulation units outstanding at end of period (000 omitted)                          2,551      161       --       --

SUBACCOUNT UGIN2 (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  0.79  $  0.99  $  1.07  $  1.00
Accumulation unit value at end of period                                                       $  1.00  $  0.79  $  0.99  $  1.07
Number of accumulation units outstanding at end of period (000 omitted)                          2,620    1,991    1,166       31

SUBACCOUNT UHSC2 (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                                 $  0.98  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.14  $  0.98       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            307       31       --       --

SUBACCOUNT UIGR2 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                                 $  0.80  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.01  $  0.80       --       --
Number of accumulation units outstanding at end of period (000 omitted)                          1,817      436       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                               2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UINO2 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  0.46  $  0.53  $  0.76  $  1.00
Accumulation unit value at end of period                                                       $  0.60  $  0.46  $  0.53  $  0.76
Number of accumulation units outstanding at end of period (000 omitted)                            927      895    1,015       86

SUBACCOUNT UPRE2 (INVESTING IN SHARES OF PUTNAM VT RESEARCH FUND - CLASS IB SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                                 $  0.81  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.00  $  0.81       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            147       57       --       --

SUBACCOUNT UVIS2 (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  0.41  $  0.60  $  0.92  $  1.00
Accumulation unit value at end of period                                                       $  0.55  $  0.41  $  0.60  $  0.92
Number of accumulation units outstanding at end of period (000 omitted)                          2,615    2,476    2,325      216

SUBACCOUNT USAP2 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.21       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             30       --       --       --

SUBACCOUNT USGR2 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST GROWTH AND INCOME FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.28       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             37       --       --       --

SUBACCOUNT USIE2 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.43       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                              7       --       --       --

SUBACCOUNT USIG2 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.02       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             37       --       --       --

SUBACCOUNT USME2 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.31       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                              3       --       --       --

SUBACCOUNT USSV2 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.41       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             27       --       --       --

SUBACCOUNT USVI2 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST VALUE INCOME STOCK FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.27       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                              5       --       --       --

SUBACCOUNT UVCP2 (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                                 $  0.98  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.27  $  0.98       --       --
Number of accumulation units outstanding at end of period (000 omitted)                          1,369      203       --       --

SUBACCOUNT UVGI2 (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                                 $  0.96  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.22  $  0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            734       43       --       --

SUBACCOUNT UVRE2 (INVESTING IN SHARES OF VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                                 $  0.96  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.31  $  0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            178       57       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                      2003     2002     2001     2000     1999
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PBCA2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND) (11/11/1999)
Accumulation unit value at beginning of period                                        $  0.61  $  0.79  $  0.96  $  1.09  $  1.00
Accumulation unit value at end of period                                              $  0.76  $  0.61  $  0.79  $  0.96  $  1.09
Number of accumulation units outstanding at end of period (000 omitted)                    --        3        2       17       --

SUBACCOUNT PCMG2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND) (11/11/1999)
Accumulation unit value at beginning of period                                        $  1.08  $  1.08  $  1.05  $  1.01  $  1.00
Accumulation unit value at end of period                                              $  1.07  $  1.08  $  1.08  $  1.05  $  1.01
Number of accumulation units outstanding at end of period (000 omitted)                    72      161      284       --       --

SUBACCOUNT PBND2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND) (11/11/1999)
Accumulation unit value at beginning of period                                        $  1.17  $  1.12  $  1.05  $  1.01  $  1.00
Accumulation unit value at end of period                                              $  1.20  $  1.17  $  1.12  $  1.05  $  1.01
Number of accumulation units outstanding at end of period (000 omitted)                    31       32       24       --       --

SUBACCOUNT PDEI2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND) (11/11/1999)
Accumulation unit value at beginning of period                                        $  0.81  $  1.01  $  1.00  $  1.02  $  1.00
Accumulation unit value at end of period                                              $  1.13  $  0.81  $  1.01  $  1.00  $  1.02
Number of accumulation units outstanding at end of period (000 omitted)                    25       25       26       --       --

SUBACCOUNT PEMK2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND) (10/23/2000)
Accumulation unit value at beginning of period                                        $  0.84  $  0.90  $  0.92  $  1.00       --
Accumulation unit value at end of period                                              $  1.17  $  0.84  $  0.90  $  0.92       --
Number of accumulation units outstanding at end of period (000 omitted)                    18       27       11       --       --

SUBACCOUNT PEXI2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND) (11/11/1999)
Accumulation unit value at beginning of period                                        $  0.89  $  0.96  $  0.92  $  1.03  $  1.00
Accumulation unit value at end of period                                              $  1.10  $  0.89  $  0.96  $  0.92  $  1.03
Number of accumulation units outstanding at end of period (000 omitted)                    81       96       40       --       --

SUBACCOUNT PMGD2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND) (11/11/1999)
Accumulation unit value at beginning of period                                        $  0.79  $  0.92  $  1.04  $  1.08  $  1.00
Accumulation unit value at end of period                                              $  0.94  $  0.79  $  0.92  $  1.04  $  1.08
Number of accumulation units outstanding at end of period (000 omitted)                   122      135      173        1       --

SUBACCOUNT PNDM2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)) (11/11/1999)
Accumulation unit value at beginning of period                                        $  0.66  $  0.85  $  1.04  $  1.15  $  1.00
Accumulation unit value at end of period                                              $  0.81  $  0.66  $  0.85  $  1.04  $  1.15
Number of accumulation units outstanding at end of period (000 omitted)                   294      339       58        9       --

SUBACCOUNT PSPF2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND) (10/23/2000)
Accumulation unit value at beginning of period                                        $  0.63  $  0.82  $  0.94  $  1.00       --
Accumulation unit value at end of period                                              $  0.79  $  0.63  $  0.82  $  0.94       --
Number of accumulation units outstanding at end of period (000 omitted)                   418      377      162       --       --

SUBACCOUNT PSCA2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND) (11/11/1999)
Accumulation unit value at beginning of period                                        $  0.87  $  1.06  $  1.15  $  1.11  $  1.00
Accumulation unit value at end of period                                              $  1.27  $  0.87  $  1.06  $  1.15  $  1.11
Number of accumulation units outstanding at end of period (000 omitted)                    27       32       11       --       --

SUBACCOUNT PCAP2 (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES) (11/11/1999)
Accumulation unit value at beginning of period                                        $  0.63  $  0.84  $  1.11  $  1.26  $  1.00
Accumulation unit value at end of period                                              $  0.81  $  0.63  $  0.84  $  1.11  $  1.26
Number of accumulation units outstanding at end of period (000 omitted)                   150      131       78       29       --

SUBACCOUNT PVAL2 (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES) (11/11/1999)
Accumulation unit value at beginning of period                                        $  0.56  $  0.81  $  0.94  $  1.11  $  1.00
Accumulation unit value at end of period                                              $  0.69  $  0.56  $  0.81  $  0.94  $  1.11
Number of accumulation units outstanding at end of period (000 omitted)                   405      422      274       --       --

SUBACCOUNT PCHY2 (INVESTING IN SHARES OF COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS A) (10/23/2000)
Accumulation unit value at beginning of period                                        $  1.08  $  1.07  $  1.02  $  1.00       --
Accumulation unit value at end of period                                              $  1.21  $  1.08  $  1.07  $  1.02       --
Number of accumulation units outstanding at end of period (000 omitted)                    98      112       72       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                      2003     2002     2001     2000     1999
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PBAL2 (INVESTING IN SHARES OF FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS) (11/11/1999)
Accumulation unit value at beginning of period                                        $  0.84  $  0.93  $  0.96  $  1.02  $  1.00
Accumulation unit value at end of period                                              $  0.98  $  0.84  $  0.93  $  0.96  $  1.02
Number of accumulation units outstanding at end of period (000 omitted)                    65       68       59       --       --

SUBACCOUNT PGRI2 (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS) (11/11/1999)
Accumulation unit value at beginning of period                                        $  0.72  $  0.88  $  0.98  $  1.03  $  1.00
Accumulation unit value at end of period                                              $  0.89  $  0.72  $  0.88  $  0.98  $  1.03
Number of accumulation units outstanding at end of period (000 omitted)                   157      145       90        3       --

SUBACCOUNT PGRO2 (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS) (11/11/1999)
Accumulation unit value at beginning of period                                        $  0.57  $  0.83  $  1.02  $  1.16  $  1.00
Accumulation unit value at end of period                                              $  0.75  $  0.57  $  0.83  $  1.02  $  1.16
Number of accumulation units outstanding at end of period (000 omitted)                   191      159      152      129       --

SUBACCOUNT PMDC2 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS) (11/11/1999)
Accumulation unit value at beginning of period                                        $  1.39  $  1.56  $  1.63  $  1.24  $  1.00
Accumulation unit value at end of period                                              $  1.90  $  1.39  $  1.56  $  1.63  $  1.24
Number of accumulation units outstanding at end of period (000 omitted)                   268      298      202       11       --

SUBACCOUNT PSMC2 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2) (11/11/1999)
Accumulation unit value at beginning of period                                        $  0.71  $  1.01  $  1.21  $  1.43  $  1.00
Accumulation unit value at end of period                                              $  0.97  $  0.71  $  1.01  $  1.21  $  1.43
Number of accumulation units outstanding at end of period (000 omitted)                   495      546      261       21       --

SUBACCOUNT PVAS2 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2) (11/11/1999)
Accumulation unit value at beginning of period                                        $  1.30  $  1.45  $  1.29  $  1.04  $  1.00
Accumulation unit value at end of period                                              $  1.70  $  1.30  $  1.45  $  1.29  $  1.04
Number of accumulation units outstanding at end of period (000 omitted)                    --       --       --       --       --

SUBACCOUNT PMSS2 (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2) (11/11/1999)
Accumulation unit value at beginning of period                                        $  1.07  $  1.22  $  1.16  $  1.03  $  1.00
Accumulation unit value at end of period                                              $  1.32  $  1.07  $  1.22  $  1.16  $  1.03
Number of accumulation units outstanding at end of period (000 omitted)                   281      285       63        5       --

SUBACCOUNT PINT2 (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2) (11/11/1999)
Accumulation unit value at beginning of period                                        $  0.73  $  0.90  $  1.09  $  1.13  $  1.00
Accumulation unit value at end of period                                              $  0.95  $  0.73  $  0.90  $  1.09  $  1.13
Number of accumulation units outstanding at end of period (000 omitted)                   102       89       29       12       --

SUBACCOUNT PJGT2 (INVESTING IN SHARES OF JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES) (10/23/2000)
Accumulation unit value at beginning of period                                        $  0.26  $  0.45  $  0.72  $  1.00       --
Accumulation unit value at end of period                                              $  0.38  $  0.26  $  0.45  $  0.72       --
Number of accumulation units outstanding at end of period (000 omitted)                    88       89       27       --       --

SUBACCOUNT PJGP2 (INVESTING IN SHARES OF JANUS ASPEN SERIES GROWTH PORTFOLIO: SERVICE SHARES) (10/23/2000)
Accumulation unit value at beginning of period                                        $  0.47  $  0.64  $  0.87  $  1.00       --
Accumulation unit value at end of period                                              $  0.61  $  0.47  $  0.64  $  0.87       --
Number of accumulation units outstanding at end of period (000 omitted)                   221      283      239       --       --

SUBACCOUNT PJAG2 (INVESTING IN SHARES OF JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO: SERVICE SHARES) (10/23/2000)
Accumulation unit value at beginning of period                                        $  0.32  $  0.46  $  0.76  $  1.00       --
Accumulation unit value at end of period                                              $  0.43  $  0.32  $  0.46  $  0.76       --
Number of accumulation units outstanding at end of period (000 omitted)                   345      312      188       --       --

SUBACCOUNT PLAA2 (INVESTING IN SHARES OF LIBERTY ASSET ALLOCATION FUND, VARIABLE SERIES, CLASS A*) (4/7/2003)
Accumulation unit value at beginning of period                                        $  1.00       --       --       --       --
Accumulation unit value at end of period                                              $  1.20       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   222       --       --       --       --
*GALAXY VIP ASSET ALLOCATION MERGED INTO LIBERTY ASSET ALLOCATION FUND, VARIABLE SERIES, CLASS A AS OF APRIL 7, 2003.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                      2003     2002     2001     2000     1999
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PEQU2 (INVESTING IN SHARES OF LIBERTY EQUITY FUND, VARIABLE SERIES, CLASS A*) (10/23/2000)
Accumulation unit value at beginning of period                                        $  0.55  $  0.77  $  0.95  $  1.00       --
Accumulation unit value at end of period                                              $  0.68  $  0.55  $  0.77  $  0.95       --
Number of accumulation units outstanding at end of period (000 omitted)                   625      343      309        2       --
*GALAXY VIP GROWTH AND INCOME FUND MERGED INTO LIBERTY EQUITY FUND, VARIABLE SERIES, CLASS A AS OF APRIL 14, 2003.

SUBACCOUNT PLFS2 (INVESTING IN SHARES OF LIBERTY FEDERAL SECURITIES FUND, VARIABLE SERIES, CLASS A*) (4/7/2003)
Accumulation unit value at beginning of period                                        $  1.00       --       --       --       --
Accumulation unit value at end of period                                              $  1.01       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   359       --       --       --       --
*GALAXY VIP QUALITY PLUS BOND FUND MERGED INTO LIBERTY FEDERAL SECURITIES FUND, VARIABLE SERIES, CLASS A AS OF APRIL 7, 2003.

SUBACCOUNT PLSC2 (INVESTING IN SHARES OF LIBERTY SMALL COMPANY GROWTH FUND, VARIABLE SERIES, CLASS A*) (4/14/2003)
Accumulation unit value at beginning of period                                        $  1.00       --       --       --       --
Accumulation unit value at end of period                                              $  1.50       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                    49       --       --       --       --
*GALAXY VIP SMALL COMPANY GROWTH FUND MERGED INTO LIBERTY SMALL COMPANY GROWTH FUND, VARIABLE SERIES, CLASS A AS OF APRIL 14, 2003.

SUBACCOUNT PGIS2 (INVESTING IN SHARES OF MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS) (11/11/1999)
Accumulation unit value at beginning of period                                        $  0.67  $  0.86  $  1.04  $  1.05  $  1.00
Accumulation unit value at end of period                                              $  0.81  $  0.67  $  0.86  $  1.04  $  1.05
Number of accumulation units outstanding at end of period (000 omitted)                     2        2        9        8       --

SUBACCOUNT PSGI2 (INVESTING IN SHARES OF MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS) (10/23/2000)
Accumulation unit value at beginning of period                                        $  0.64  $  0.82  $  0.99  $  1.00       --
Accumulation unit value at end of period                                              $  0.77  $  0.64  $  0.82  $  0.99       --
Number of accumulation units outstanding at end of period (000 omitted)                   193      194      110       --       --

SUBACCOUNT PNDS2 (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS) (11/11/1999)
Accumulation unit value at beginning of period                                        $  0.88  $  1.30  $  1.38  $  1.43  $  1.00
Accumulation unit value at end of period                                              $  1.16  $  0.88  $  1.30  $  1.38  $  1.43
Number of accumulation units outstanding at end of period (000 omitted)                    30       27       14       14       --

SUBACCOUNT PSND2 (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS) (10/23/2000)
Accumulation unit value at beginning of period                                        $  0.59  $  0.87  $  0.93  $  1.00       --
Accumulation unit value at end of period                                              $  0.77  $  0.59  $  0.87  $  0.93       --
Number of accumulation units outstanding at end of period (000 omitted)                    43       42       11       --       --

SUBACCOUNT PTRS2 (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - INITIAL CLASS) (11/11/1999)
Accumulation unit value at beginning of period                                        $  1.06  $  1.14  $  1.15  $  1.00  $  1.00
Accumulation unit value at end of period                                              $  1.22  $  1.06  $  1.14  $  1.15  $  1.00
Number of accumulation units outstanding at end of period (000 omitted)                    46       45       36        6       --

SUBACCOUNT PSTR2 (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS) (10/23/2000)
Accumulation unit value at beginning of period                                        $  0.98  $  1.05  $  1.06  $  1.00       --
Accumulation unit value at end of period                                              $  1.13  $  0.98  $  1.05  $  1.06       --
Number of accumulation units outstanding at end of period (000 omitted)                   696      688      248        2       --

SUBACCOUNT PUTS2 (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - INITIAL CLASS) (11/11/1999)
Accumulation unit value at beginning of period                                        $  0.69  $  0.90  $  1.21  $  1.14  $  1.00
Accumulation unit value at end of period                                              $  0.93  $  0.69  $  0.90  $  1.21  $  1.14
Number of accumulation units outstanding at end of period (000 omitted)                    34       36       37        9       --

SUBACCOUNT PSUT2 (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS) (10/23/2000)
Accumulation unit value at beginning of period                                        $  0.57  $  0.75  $  1.01  $  1.00       --
Accumulation unit value at end of period                                              $  0.77  $  0.57  $  0.75  $  1.01       --
Number of accumulation units outstanding at end of period (000 omitted)                   143      140       61       --       --

SUBACCOUNT PGIN2 (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES) (11/11/1999)
Accumulation unit value at beginning of period                                        $  0.77  $  0.96  $  1.03  $  0.97  $  1.00
Accumulation unit value at end of period                                              $  0.96  $  0.77  $  0.96  $  1.03  $  0.97
Number of accumulation units outstanding at end of period (000 omitted)                   363      405      320       59       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                      2003     2002     2001     2000     1999
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PINC2 (INVESTING IN SHARES OF PUTNAM VT INCOME FUND - CLASS IB SHARES) (11/11/1999)
Accumulation unit value at beginning of period                                        $  1.20  $  1.12  $  1.06  $  0.99  $  1.00
Accumulation unit value at end of period                                              $  1.24  $  1.20  $  1.12  $  1.06  $  0.99
Number of accumulation units outstanding at end of period (000 omitted)                    28       29       16       16       --

SUBACCOUNT PIGR2 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES) (11/11/1999)
Accumulation unit value at beginning of period                                        $  0.73  $  0.90  $  1.15  $  1.29  $  1.00
Accumulation unit value at end of period                                              $  0.93  $  0.73  $  0.90  $  1.15  $  1.29
Number of accumulation units outstanding at end of period (000 omitted)                   179      219      173       30       --

SUBACCOUNT PVIS2 (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES) (11/11/1999)
Accumulation unit value at beginning of period                                        $  0.56  $  0.81  $  1.23  $  1.30  $  1.00
Accumulation unit value at end of period                                              $  0.73  $  0.56  $  0.81  $  1.23  $  1.30
Number of accumulation units outstanding at end of period (000 omitted)                   215      187      104       19       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                               2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WBCA7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.58  $  0.75  $  0.92  $  1.00
Accumulation unit value at end of period                                                       $  0.73  $  0.58  $  0.75  $  0.92
Number of accumulation units outstanding at end of period (000 omitted)                            781      801      849      364

SUBACCOUNT WCAR7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.52  $  0.67  $  0.83  $  1.00
Accumulation unit value at end of period                                                       $  0.66  $  0.52  $  0.67  $  0.83
Number of accumulation units outstanding at end of period (000 omitted)                             75       75       76       66

SUBACCOUNT WCMG7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.00       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            203       --       --       --

SUBACCOUNT WBND7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.01       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             75       --       --       --

SUBACCOUNT WDEI7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.87  $  1.09  $  1.08  $  1.00
Accumulation unit value at end of period                                                       $  1.22  $  0.87  $  1.09  $  1.08
Number of accumulation units outstanding at end of period (000 omitted)                            591      573      428       98

SUBACCOUNT WESL7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.02       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

SUBACCOUNT WGRF7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.05       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                              7       --       --       --

SUBACCOUNT WEXI7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.86  $  0.93  $  0.90  $  1.00
Accumulation unit value at end of period                                                       $  1.06  $  0.86  $  0.93  $  0.90
Number of accumulation units outstanding at end of period (000 omitted)                            394      684      279      175

SUBACCOUNT WNDM7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.55  $  0.71  $  0.86  $  1.00
Accumulation unit value at end of period                                                       $  0.67  $  0.55  $  0.71  $  0.86
Number of accumulation units outstanding at end of period (000 omitted)                          1,643    1,714    1,471    1,038

SUBACCOUNT WSVA7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND) (5/1/2002)
Accumulation unit value at beginning of period                                                 $  0.79  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.08  $  0.79       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             40       22       --       --

SUBACCOUNT WSPF7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.06       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             73       --       --       --

SUBACCOUNT WFDI7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  1.17  $  1.12  $  1.07  $  1.00
Accumulation unit value at end of period                                                       $  1.17  $  1.17  $  1.12  $  1.07
Number of accumulation units outstanding at end of period (000 omitted)                          1,040    1,450      805      125

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                               2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSCA7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.68  $  0.83  $  0.90  $  1.00
Accumulation unit value at end of period                                                       $  0.99  $  0.68  $  0.83  $  0.90
Number of accumulation units outstanding at end of period (000 omitted)                            384      307       41        9

SUBACCOUNT WABA7 (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.07       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             89       --       --       --

SUBACCOUNT WCAP7 (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.43  $  0.57  $  0.75  $  1.00
Accumulation unit value at end of period                                                       $  0.55  $  0.43  $  0.57  $  0.75
Number of accumulation units outstanding at end of period (000 omitted)                          2,296    2,455    2,749    1,707

SUBACCOUNT WAAC7 (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.03       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

SUBACCOUNT WAAD7 (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.04       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

SUBACCOUNT WVAL7 (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.48  $  0.70  $  0.81  $  1.00
Accumulation unit value at end of period                                                       $  0.60  $  0.48  $  0.70  $  0.81
Number of accumulation units outstanding at end of period (000 omitted)                          6,609    6,919    7,863    5,982

SUBACCOUNT WAVA7 (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.05       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

SUBACCOUNT WGIP7 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B)) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.07       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             31       --       --       --

SUBACCOUNT WPRG7 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B)) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.03       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

SUBACCOUNT WTEC7 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B)) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.00       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                              2       --       --       --

SUBACCOUNT WAGR7 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B)) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.05       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

SUBACCOUNT WSRG7 (INVESTING IN SHARES OF THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARE CLASS) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.48  $  0.69  $  0.90  $  1.00
Accumulation unit value at end of period                                                       $  0.60  $  0.48  $  0.69  $  0.90
Number of accumulation units outstanding at end of period (000 omitted)                            753      817    1,145      834

SUBACCOUNT WECB7 (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.01       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             70       --       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                               2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEFF7 (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.03       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                              8       --       --       --

SUBACCOUNT WEFD7 (INVESTING IN SHARES OF EVERGREEN VA FUND - CLASS 2*) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.05       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             86       --       --       --
*EVERGREEN VA BLUE CHIP FUND - CLASS 2 AND EVERGREEN VA MASTERS FUND - CLASS 2 MERGED INTO EVERGREEN VA FUND -
  CLASS 2 AS OF DEC. 8, 2003.

SUBACCOUNT WEGW7 (INVESTING IN SHARES OF EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2*) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.06       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             64       --       --       --
*EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2 MERGED INTO EVERGREEN VA GROWTH AND INCOME FUND -
  CLASS 2 AS OF DEC. 8, 2003.

SUBACCOUNT WEGR7 (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.01       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             51       --       --       --

SUBACCOUNT WEHI7 (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.03       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             54       --       --       --

SUBACCOUNT WEIG7 (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2*) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.08       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            139       --       --       --
*EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2 MERGED INTO EVERGREEN VA INTERNATIONAL EQUITY FUND -
  CLASS 2 AS OF DEC. 8, 2003.

SUBACCOUNT WEOE7 (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.02       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             55       --       --       --

SUBACCOUNT WESE7 (INVESTING IN SHARES OF EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.00       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             22       --       --       --

SUBACCOUNT WESM7 (INVESTING IN SHARES OF EVERGREEN VA SPECIAL VALUES FUND - CLASS 2) (11/6/2003)
 Accumulation unit value at beginning of period                                                $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.06       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             25       --       --       --

SUBACCOUNT WEST7 (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.03       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             49       --       --       --

SUBACCOUNT WFCO7 (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.04       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            221       --       --       --

SUBACCOUNT WDYC7 (INVESTING IN SHARES OF FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2) (5/1/2001)
Accumulation unit value at beginning of period                                                 $  0.87  $  0.95  $  1.00       --
Accumulation unit value at end of period                                                       $  1.08  $  0.87  $  0.95       --
Number of accumulation units outstanding at end of period (000 omitted)                             99       92       60       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                               2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WFGR7 (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.03       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                              7       --       --       --

SUBACCOUNT WHIP7 (INVESTING IN SHARES OF FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2) (5/1/2001)
Accumulation unit value at beginning of period                                                 $  0.93  $  0.91  $  1.00       --
Accumulation unit value at end of period                                                       $  1.17  $  0.93  $  0.91       --
Number of accumulation units outstanding at end of period (000 omitted)                            280      154       71       --

SUBACCOUNT WMDC7 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2) (5/1/2001)
Accumulation unit value at beginning of period                                                 $  0.95  $  1.06  $  1.00       --
Accumulation unit value at end of period                                                       $  1.29  $  0.95  $  1.06       --
Number of accumulation units outstanding at end of period (000 omitted)                          1,154    1,005      667       --

SUBACCOUNT WFOV7 (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.08       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                              7       --       --       --

SUBACCOUNT WISE7 (INVESTING IN SHARES OF FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  1.13  $  1.16  $  1.16  $  1.00
Accumulation unit value at end of period                                                       $  1.48  $  1.13  $  1.16  $  1.16
Number of accumulation units outstanding at end of period (000 omitted)                          1,259    1,080      969      102

SUBACCOUNT WRES7 (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  1.44  $  1.42  $  1.34  $  1.00
Accumulation unit value at end of period                                                       $  1.93  $  1.44  $  1.42  $  1.34
Number of accumulation units outstanding at end of period (000 omitted)                            397      421      119       24

SUBACCOUNT WSMC7 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.39  $  0.55  $  0.66  $  1.00
Accumulation unit value at end of period                                                       $  0.52  $  0.39  $  0.55  $  0.66
Number of accumulation units outstanding at end of period (000 omitted)                          2,747    2,813    2,416    1,378

SUBACCOUNT WVAS7 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2) (5/1/2002)
Accumulation unit value at beginning of period                                                 $  0.79  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.04  $  0.79       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            149       59       --       --

SUBACCOUNT WMSS7 (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  1.08  $  1.25  $  1.18  $  1.00
Accumulation unit value at end of period                                                       $  1.34  $  1.08  $  1.25  $  1.18
Number of accumulation units outstanding at end of period (000 omitted)                          1,227      875      521      245

SUBACCOUNT WINT7 (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.07       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             58       --       --       --

SUBACCOUNT WUSE7 (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.62  $  0.80  $  0.92  $  1.00
Accumulation unit value at end of period                                                       $  0.79  $  0.62  $  0.80  $  0.92
Number of accumulation units outstanding at end of period (000 omitted)                          1,608    1,593    1,352      730

SUBACCOUNT WMCV7 (INVESTING IN SHARES OF GOLDMAN SACHS VIT MID CAP VALUE FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  1.48  $  1.57  $  1.42  $  1.00
Accumulation unit value at end of period                                                       $  1.87  $  1.48  $  1.57  $  1.42
Number of accumulation units outstanding at end of period (000 omitted)                          1,083    1,065    1,041      593

SUBACCOUNT WGRS7 (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.02       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                               2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WGIS7 (INVESTING IN SHARES OF MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.67  $  0.86  $  1.03  $  1.00
Accumulation unit value at end of period                                                       $  0.81  $  0.67  $  0.86  $  1.03
Number of accumulation units outstanding at end of period (000 omitted)                          1,326    1,476    1,400      488

SUBACCOUNT WSND7 (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  0.98       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             10       --       --       --

SUBACCOUNT WSTR7 (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.05       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             82       --       --       --

SUBACCOUNT WUTS7 (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - INITIAL CLASS) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.53  $  0.70  $  0.93  $  1.00
Accumulation unit value at end of period                                                       $  0.72  $  0.53  $  0.70  $  0.93
Number of accumulation units outstanding at end of period (000 omitted)                          1,686    1,931    2,308    1,220

SUBACCOUNT WSUT7 (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.09       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

SUBACCOUNT WOCA7 (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.05       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             19       --       --       --

SUBACCOUNT WOGS7 (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES) (5/1/2002)
Accumulation unit value at beginning of period                                                 $  0.77  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.09  $  0.77       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             82       13       --       --

SUBACCOUNT WOHI7 (INVESTING IN SHARES OF OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.03       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             81       --       --       --

SUBACCOUNT WOSM7 (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.03       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             38       --       --       --

SUBACCOUNT WSTB7 (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES) (5/1/2002)
Accumulation unit value at beginning of period                                                 $  1.03  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.19  $  1.03       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            264      111       --       --

SUBACCOUNT WGIN7 (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.07       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             12       --       --       --

SUBACCOUNT WHSC7 (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES) (5/1/2002)
Accumulation unit value at beginning of period                                                 $  0.84  $  1.00       --       --
Accumulation unit value at end of period                                                       $  0.98  $  0.84       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             50       12       --       --

SUBACCOUNT WIGR7 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.53  $  0.65  $  0.83  $  1.00
Accumulation unit value at end of period                                                       $  0.67  $  0.53  $  0.65  $  0.83
Number of accumulation units outstanding at end of period (000 omitted)                          3,942    3,982    3,906    2,927

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                               2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WPRE7 (INVESTING IN SHARES OF PUTNAM VT RESEARCH FUND - CLASS IB SHARES) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.05       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

SUBACCOUNT WVIS7 (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.34  $  0.49  $  0.75  $  1.00
Accumulation unit value at end of period                                                       $  0.44  $  0.34  $  0.49  $  0.75
Number of accumulation units outstanding at end of period (000 omitted)                          3,967    4,476    4,717    3,180

SUBACCOUNT WSAP7 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.04       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

SUBACCOUNT WSGR7 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST GROWTH AND INCOME FUND) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.07       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

SUBACCOUNT WSIE7 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.10       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

SUBACCOUNT WSIG7 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.01       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

SUBACCOUNT WSME7 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.04       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

SUBACCOUNT WSSV7 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.07       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                              2       --       --       --

SUBACCOUNT WSVI7 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST VALUE INCOME STOCK FUND) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.06       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

SUBACCOUNT WVCP7 (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.08       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             17       --       --       --

SUBACCOUNT WVGI7 (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.08       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

SUBACCOUNT WVRE7 (INVESTING IN SHARES OF VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.06       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             11       --       --       --

SUBACCOUNT WAAL7 (INVESTING IN SHARES OF WELLS FARGO VT ASSET ALLOCATION FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.79  $  0.91  $  0.99  $  1.00
Accumulation unit value at end of period                                                       $  0.95  $  0.79  $  0.91  $  0.99
Number of accumulation units outstanding at end of period (000 omitted)                          4,842    5,138    5,343    2,012

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                               2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEQI7 (INVESTING IN SHARES OF WELLS FARGO VT EQUITY INCOME FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.84  $  1.06  $  1.13  $  1.00
Accumulation unit value at end of period                                                       $  1.05  $  0.84  $  1.06  $  1.13
Number of accumulation units outstanding at end of period (000 omitted)                          1,984    2,083    2,040    1,204

SUBACCOUNT WEQV7 (INVESTING IN SHARES OF WELLS FARGO VT EQUITY VALUE FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.76  $  1.01  $  1.09  $  1.00
Accumulation unit value at end of period                                                       $  0.94  $  0.76  $  1.01  $  1.09
Number of accumulation units outstanding at end of period (000 omitted)                            624      638      457      213

SUBACCOUNT WGRO7 (INVESTING IN SHARES OF WELLS FARGO VT GROWTH FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.51  $  0.70  $  0.87  $  1.00
Accumulation unit value at end of period                                                       $  0.62  $  0.51  $  0.70  $  0.87
Number of accumulation units outstanding at end of period (000 omitted)                            486      519      321      266

SUBACCOUNT WIEQ7 (INVESTING IN SHARES OF WELLS FARGO VT INTERNATIONAL EQUITY FUND) (7/3/2000)
Accumulation unit value at beginning of period                                                 $  0.56  $  0.74  $  0.89  $  1.00
Accumulation unit value at end of period                                                       $  0.73  $  0.56  $  0.74  $  0.89
Number of accumulation units outstanding at end of period (000 omitted)                            239      245      218      111

SUBACCOUNT WLCG7 (INVESTING IN SHARES OF WELLS FARGO VT LARGE COMPANY GROWTH FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.53  $  0.74  $  0.95  $  1.00
Accumulation unit value at end of period                                                       $  0.66  $  0.53  $  0.74  $  0.95
Number of accumulation units outstanding at end of period (000 omitted)                          8,804    8,912   11,429    7,702

SUBACCOUNT WMMK7 (INVESTING IN SHARES OF WELLS FARGO VT MONEY MARKET FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  1.06  $  1.06  $  1.04  $  1.00
Accumulation unit value at end of period                                                       $  1.06  $  1.06  $  1.06  $  1.04
Number of accumulation units outstanding at end of period (000 omitted)                          1,462    2,532    2,106      317

SUBACCOUNT WSCG7 (INVESTING IN SHARES OF WELLS FARGO VT SMALL CAP GROWTH FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.25  $  0.42  $  0.56  $  1.00
Accumulation unit value at end of period                                                       $  0.36  $  0.25  $  0.42  $  0.56
Number of accumulation units outstanding at end of period (000 omitted)                          2,845    3,066    3,231    2,319

SUBACCOUNT WCBD7 (INVESTING IN SHARES OF WELLS FARGO VT TOTAL RETURN BOND FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  1.22  $  1.14  $  1.08  $  1.00
Accumulation unit value at end of period                                                       $  1.30  $  1.22  $  1.14  $  1.08
Number of accumulation units outstanding at end of period (000 omitted)                          1,052    1,227      934      408

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                      2003     2002     2001     2000     1999
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PBCA1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND) (11/9/1999)
Accumulation unit value at beginning of period                                        $  0.60  $  0.79  $  0.96  $  1.09  $  1.00
Accumulation unit value at end of period                                              $  0.76  $  0.60  $  0.79  $  0.96  $  1.09
Number of accumulation units outstanding at end of period (000 omitted)                   908      964      943      200       --

SUBACCOUNT WCAR6 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND) (3/3/2000)
Accumulation unit value at beginning of period                                        $  0.52  $  0.67  $  0.83  $  1.00       --
Accumulation unit value at end of period                                              $  0.66  $  0.52  $  0.67  $  0.83       --
Number of accumulation units outstanding at end of period (000 omitted)                   172      141      217      104       --

SUBACCOUNT PCMG1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND) (11/9/1999)
Accumulation unit value at beginning of period                                        $  1.08  $  1.08  $  1.05  $  1.01  $  1.00
Accumulation unit value at end of period                                              $  1.07  $  1.08  $  1.08  $  1.05  $  1.01
Number of accumulation units outstanding at end of period (000 omitted)                 1,720    2,516    2,250       --       --

SUBACCOUNT PBND1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND) (11/9/1999)
Accumulation unit value at beginning of period                                        $  1.16  $  1.11  $  1.05  $  1.01  $  1.00
Accumulation unit value at end of period                                              $  1.20  $  1.16  $  1.11  $  1.05  $  1.01
Number of accumulation units outstanding at end of period (000 omitted)                   593      179       99       82       --

SUBACCOUNT PDEI1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND) (11/9/1999)
Accumulation unit value at beginning of period                                        $  0.81  $  1.01  $  1.00  $  1.02  $  1.00
Accumulation unit value at end of period                                              $  1.12  $  0.81  $  1.01  $  1.00  $  1.02
Number of accumulation units outstanding at end of period (000 omitted)                   861      536      342      244       --

SUBACCOUNT PEMK1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND) (10/23/2000)
Accumulation unit value at beginning of period                                        $  0.84  $  0.90  $  0.92  $  1.00       --
Accumulation unit value at end of period                                              $  1.17  $  0.84  $  0.90  $  0.92       --
Number of accumulation units outstanding at end of period (000 omitted)                    42       67       35       --       --

SUBACCOUNT UESL3 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND) (8/30/2002)
Accumulation unit value at beginning of period                                        $  1.02  $  1.00       --       --       --
Accumulation unit value at end of period                                              $  1.23  $  1.02       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                    --       --       --       --       --

SUBACCOUNT UGRO3 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND) (5/21/2002)
Accumulation unit value at beginning of period                                        $  0.81  $  1.00       --       --       --
Accumulation unit value at end of period                                              $  0.97  $  0.81       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                    --       --       --       --       --

SUBACCOUNT PEXI1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND) (11/9/1999)
Accumulation unit value at beginning of period                                        $  0.88  $  0.96  $  0.92  $  1.03  $  1.00
Accumulation unit value at end of period                                              $  1.09  $  0.88  $  0.96  $  0.92  $  1.03
Number of accumulation units outstanding at end of period (000 omitted)                 1,212    1,027      821      278       --

SUBACCOUNT PMGD1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND) (11/9/1999)
Accumulation unit value at beginning of period                                        $  0.79  $  0.92  $  1.04  $  1.08  $  1.00
Accumulation unit value at end of period                                              $  0.94  $  0.79  $  0.92  $  1.04  $  1.08
Number of accumulation units outstanding at end of period (000 omitted)                   177      179      151        5       --

SUBACCOUNT PNDM1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)) (11/9/1999)
Accumulation unit value at beginning of period                                        $  0.66  $  0.85  $  1.03  $  1.15  $  1.00
Accumulation unit value at end of period                                              $  0.81  $  0.66  $  0.85  $  1.03  $  1.15
Number of accumulation units outstanding at end of period (000 omitted)                 3,960    4,063    3,478    1,937       --

SUBACCOUNT WSVA6 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND) (5/1/2002)
Accumulation unit value at beginning of period                                        $  0.79  $  1.00       --       --       --
Accumulation unit value at end of period                                              $  1.08  $  0.79       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   180       28       --       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                      2003     2002     2001     2000     1999
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PSPF1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND) (10/23/2000)
Accumulation unit value at beginning of period                                        $  0.63  $  0.82  $  0.94  $  1.00       --
Accumulation unit value at end of period                                              $  0.79  $  0.63  $  0.82  $  0.94       --
Number of accumulation units outstanding at end of period (000 omitted)                   728      711      450       --       --

SUBACCOUNT USPF3 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND) (5/30/2000)
Accumulation unit value at beginning of period                                        $  0.61  $  0.80  $  0.92  $  1.00       --
Accumulation unit value at end of period                                              $  0.77  $  0.61  $  0.80  $  0.92       --
Number of accumulation units outstanding at end of period (000 omitted)                 2,601    2,290      817       34       --

SUBACCOUNT UFIF3 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND) (5/30/2000)
Accumulation unit value at beginning of period                                        $  1.16  $  1.11  $  1.06  $  1.00       --
Accumulation unit value at end of period                                              $  1.17  $  1.16  $  1.11  $  1.06       --
Number of accumulation units outstanding at end of period (000 omitted)                 1,950    1,729      799       15       --

SUBACCOUNT WFDI6 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND) (3/3/2000)
Accumulation unit value at beginning of period                                        $  1.17  $  1.12  $  1.06  $  1.00       --
Accumulation unit value at end of period                                              $  1.17  $  1.17  $  1.12  $  1.06       --
Number of accumulation units outstanding at end of period (000 omitted)                 2,508    2,657      859      183       --

SUBACCOUNT PSCA1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND) (11/9/1999)
Accumulation unit value at beginning of period                                        $  0.87  $  1.06  $  1.14  $  1.11  $  1.00
Accumulation unit value at end of period                                              $  1.26  $  0.87  $  1.06  $  1.14  $  1.11
Number of accumulation units outstanding at end of period (000 omitted)                   419      366      276       85       --

SUBACCOUNT UABA3 (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                        $  0.76  $  1.00       --       --       --
Accumulation unit value at end of period                                              $  1.00  $  0.76       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   699       90       --       --       --

SUBACCOUNT PCAP1 (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES) (11/9/1999)
Accumulation unit value at beginning of period                                        $  0.63  $  0.84  $  1.11  $  1.26  $  1.00
Accumulation unit value at end of period                                              $  0.80  $  0.63  $  0.84  $  1.11  $  1.26
Number of accumulation units outstanding at end of period (000 omitted)                 3,393    3,148    3,345    1,103       --

SUBACCOUNT UAAC3 (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                        $  0.97  $  1.00       --       --       --
Accumulation unit value at end of period                                              $  1.23  $  0.97       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                    19       --       --       --       --

SUBACCOUNT UAAD3 (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                        $  0.75  $  1.00       --       --       --
Accumulation unit value at end of period                                              $  1.00  $  0.75       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   100       28       --       --       --

SUBACCOUNT UDDT3 (INVESTING IN SHARES OF AIM V.I. DENT DEMOGRAPHIC TRENDS FUND, SERIES I SHARES) (5/30/2000)
Accumulation unit value at beginning of period                                        $  0.39  $  0.58  $  0.87  $  1.00       --
Accumulation unit value at end of period                                              $  0.53  $  0.39  $  0.58  $  0.87       --
Number of accumulation units outstanding at end of period (000 omitted)                   308      144      143        7       --

SUBACCOUNT PVAL1 (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES) (11/9/1999)
Accumulation unit value at beginning of period                                        $  0.56  $  0.81  $  0.94  $  1.11  $  1.00
Accumulation unit value at end of period                                              $  0.69  $  0.56  $  0.81  $  0.94  $  1.11
Number of accumulation units outstanding at end of period (000 omitted)                 9,036    9,970   10,352    4,769       --

SUBACCOUNT UAVA3 (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                        $  0.78  $  1.00       --       --       --
Accumulation unit value at end of period                                              $  0.96  $  0.78       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     6       --       --       --       --

SUBACCOUNT UGIP3 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B)) (5/30/2000)
Accumulation unit value at beginning of period                                        $  0.74  $  0.96  $  0.97  $  1.00       --
Accumulation unit value at end of period                                              $  0.96  $  0.74  $  0.96  $  0.97       --
Number of accumulation units outstanding at end of period (000 omitted)                 3,461    3,898    2,152      213       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                      2003     2002     2001     2000     1999
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UPRG3 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B)) (5/30/2000)
Accumulation unit value at beginning of period                                        $  0.45  $  0.65  $  0.80  $  1.00       --
Accumulation unit value at end of period                                              $  0.54  $  0.45  $  0.65  $  0.80       --
Number of accumulation units outstanding at end of period (000 omitted)                 1,510    2,042    1,944      426       --

SUBACCOUNT UTEC3 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B)) (5/30/2000)
Accumulation unit value at beginning of period                                        $  0.29  $  0.51  $  0.69  $  1.00       --
Accumulation unit value at end of period                                              $  0.42  $  0.29  $  0.51  $  0.69       --
Number of accumulation units outstanding at end of period (000 omitted)                   498      684      793      277       --

SUBACCOUNT UAGR3 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B)) (5/21/2002)
Accumulation unit value at beginning of period                                        $  0.91  $  1.00       --       --       --
Accumulation unit value at end of period                                              $  1.06  $  0.91       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                    22        1       --       --       --

SUBACCOUNT PCHY1 (INVESTING IN SHARES OF COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS A) (10/23/2000)
Accumulation unit value at beginning of period                                        $  1.08  $  1.07  $  1.02  $  1.00       --
Accumulation unit value at end of period                                              $  1.20  $  1.08  $  1.07  $  1.02       --
Number of accumulation units outstanding at end of period (000 omitted)                   416      394      271       --       --

SUBACCOUNT WSRG6 (INVESTING IN SHARES OF THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARE CLASS) (3/3/2000)
Accumulation unit value at beginning of period                                        $  0.48  $  0.69  $  0.90  $  1.00       --
Accumulation unit value at end of period                                              $  0.60  $  0.48  $  0.69  $  0.90       --
Number of accumulation units outstanding at end of period (000 omitted)                   735      715    1,143      471       --

SUBACCOUNT UECB3 (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                        $  1.04  $  1.00       --       --       --
Accumulation unit value at end of period                                              $  1.06  $  1.04       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   901      301       --       --       --

SUBACCOUNT UEFF3 (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                        $  1.00  $  1.00       --       --       --
Accumulation unit value at end of period                                              $  1.14  $  1.00       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                    90        8       --       --       --

SUBACCOUNT UEVF3 (INVESTING IN SHARES OF EVERGREEN VA FUND - CLASS 1*) (12/8/2003)
Accumulation unit value at beginning of period                                        $  1.00       --       --       --       --
Accumulation unit value at end of period                                              $  1.04       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   201       --       --       --       --
*EVERGREEN VA MASTERS FUND - CLASS 1 MERGED INTO EVERGREEN VA FUND - CLASS 1 AS OF DEC. 8, 2003.

SUBACCOUNT UEFD3 (INVESTING IN SHARES OF EVERGREEN VA FUND - CLASS 2*) (8/30/2002)
Accumulation unit value at beginning of period                                        $  0.96  $  1.00       --       --       --
Accumulation unit value at end of period                                              $  1.19  $  0.96       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   187       --       --       --       --
*EVERGREEN VA BLUE CHIP FUND - CLASS 2 AND EVERGREEN VA MASTERS FUND - CLASS 2 MERGED INTO EVERGREEN VA FUND -
  CLASS 2 AS OF DEC. 8, 2003.

SUBACCOUNT UEGI3 (INVESTING IN SHARES OF EVERGREEN VA GROWTH AND INCOME FUND - CLASS 1) (5/30/2000)
Accumulation unit value at beginning of period                                        $  0.76  $  0.90  $  1.04  $  1.00       --
Accumulation unit value at end of period                                              $  0.97  $  0.76  $  0.90  $  1.04       --
Number of accumulation units outstanding at end of period (000 omitted)                   215      169      120       27       --

SUBACCOUNT UEGW3 (INVESTING IN SHARES OF EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2*) (8/30/2002)
Accumulation unit value at beginning of period                                        $  0.96  $  1.00       --       --       --
Accumulation unit value at end of period                                              $  1.23  $  0.96       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   192        1       --       --       --
*EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2 MERGED INTO EVERGREEN VA GROWTH AND INCOME FUND -
  CLASS 2 AS OF DEC. 8, 2003.

SUBACCOUNT UEGR3 (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                        $  0.99  $  1.00       --       --       --
Accumulation unit value at end of period                                              $  1.35  $  0.99       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                    84       26       --       --       --

SUBACCOUNT UEHI3 (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                        $  1.04  $  1.00       --       --       --
Accumulation unit value at end of period                                              $  1.21  $  1.04       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   279      133       --       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                      2003     2002     2001     2000     1999
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UEIN3 (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 1*) (12/8/2003)
Accumulation unit value at beginning of period                                        $  1.00       --       --       --       --
Accumulation unit value at end of period                                              $  1.05       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   286       --       --       --       --
*EVERGREEN VA GLOBAL LEADERS FUND - CLASS 1 MERGED INTO EVERGREEN VA INTERNATIONAL EQUITY FUND -
  CLASS 1 AS OF DEC. 8, 2003.

SUBACCOUNT UEIG3 (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2*) (7/31/2002)
Accumulation unit value at beginning of period                                        $  0.93  $  1.00       --       --       --
Accumulation unit value at end of period                                              $  1.20  $  0.93       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   253       40       --       --       --
*EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2 MERGED INTO EVERGREEN VA INTERNATIONAL EQUITY FUND -
  CLASS 2 AS OF DEC. 8, 2003.

SUBACCOUNT UEOM3 (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 1) (5/30/2000)
Accumulation unit value at beginning of period                                        $  0.51  $  0.69  $  0.82  $  1.00       --
Accumulation unit value at end of period                                              $  0.70  $  0.51  $  0.69  $  0.82       --
Number of accumulation units outstanding at end of period (000 omitted)                 1,050    1,072    1,030      186       --

SUBACCOUNT UEOE3 (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                        $  0.96  $  1.00       --       --       --
Accumulation unit value at end of period                                              $  1.33  $  0.96       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   323       42       --       --       --

SUBACCOUNT UESE3 (INVESTING IN SHARES OF EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2) (8/30/2002)
Accumulation unit value at beginning of period                                        $  0.96  $  1.00       --       --       --
Accumulation unit value at end of period                                              $  1.44  $  0.96       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                    21       --       --       --       --

SUBACCOUNT UESC3 (INVESTING IN SHARES OF EVERGREEN VA SPECIAL VALUES FUND - CLASS 1) (5/30/2000)
Accumulation unit value at beginning of period                                        $  1.18  $  1.37  $  1.17  $  1.00       --
Accumulation unit value at end of period                                              $  1.51  $  1.18  $  1.37  $  1.17       --
Number of accumulation units outstanding at end of period (000 omitted)                   855      720      120        1       --

SUBACCOUNT UESM3 (INVESTING IN SHARES OF EVERGREEN VA SPECIAL VALUES FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                        $  0.95  $  1.00       --       --       --
Accumulation unit value at end of period                                              $  1.22  $  0.95       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   385      157       --       --       --

SUBACCOUNT UESI3 (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 1) (5/30/2000)
Accumulation unit value at beginning of period                                        $  1.24  $  1.09  $  1.04  $  1.00       --
Accumulation unit value at end of period                                              $  1.43  $  1.24  $  1.09  $  1.04       --
Number of accumulation units outstanding at end of period (000 omitted)                   402      311      258       24       --

SUBACCOUNT UEST3 (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                        $  1.08  $  1.00       --       --       --
Accumulation unit value at end of period                                              $  1.25  $  1.08       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   206       74       --       --       --

SUBACCOUNT PBAL1 (INVESTING IN SHARES OF FIDELITY(R)VIP BALANCED PORTFOLIO SERVICE CLASS) (11/9/1999)
Accumulation unit value at beginning of period                                        $  0.84  $  0.93  $  0.96  $  1.02  $  1.00
Accumulation unit value at end of period                                              $  0.97  $  0.84  $  0.93  $  0.96  $  1.02
Number of accumulation units outstanding at end of period (000 omitted)                   526      511      350       66       --

SUBACCOUNT UCOF3 (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R)PORTFOLIO SERVICE CLASS) (5/30/2000)
Accumulation unit value at beginning of period                                        $  0.75  $  0.84  $  0.97  $  1.00       --
Accumulation unit value at end of period                                              $  0.95  $  0.75  $  0.84  $  0.97       --
Number of accumulation units outstanding at end of period (000 omitted)                 1,713    1,431      457        2       --

SUBACCOUNT UFCO3 (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                        $  0.86  $  1.00       --       --       --
Accumulation unit value at end of period                                              $  1.09  $  0.86       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   935      115       --       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                      2003     2002     2001     2000     1999
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WDYC6 (INVESTING IN SHARES OF FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2) (5/1/2001)
Accumulation unit value at beginning of period                                        $  0.87  $  0.95  $  1.00       --       --
Accumulation unit value at end of period                                              $  1.07  $  0.87  $  0.95       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   535      305      207       --       --

SUBACCOUNT PGRI1 (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS) (11/9/1999)
Accumulation unit value at beginning of period                                        $  0.72  $  0.88  $  0.98  $  1.03  $  1.00
Accumulation unit value at end of period                                              $  0.88  $  0.72  $  0.88  $  0.98  $  1.03
Number of accumulation units outstanding at end of period (000 omitted)                   436      435      425       85       --

SUBACCOUNT PGRO1 (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS) (11/9/1999)
Accumulation unit value at beginning of period                                        $  0.57  $  0.83  $  1.02  $  1.16  $  1.00
Accumulation unit value at end of period                                              $  0.75  $  0.57  $  0.83  $  1.02  $  1.16
Number of accumulation units outstanding at end of period (000 omitted)                   195      208      445      365       --

SUBACCOUNT UFGR3 (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                        $  0.75  $  1.00       --       --       --
Accumulation unit value at end of period                                              $  0.98  $  0.75       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   117       31       --       --       --

SUBACCOUNT UHIP3 (INVESTING IN SHARES OF FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS) (5/30/2000)
Accumulation unit value at beginning of period                                        $  0.73  $  0.72  $  0.82  $  1.00       --
Accumulation unit value at end of period                                              $  0.92  $  0.73  $  0.72  $  0.82       --
Number of accumulation units outstanding at end of period (000 omitted)                   826      502      294       56       --

SUBACCOUNT WHIP6 (INVESTING IN SHARES OF FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2) (5/1/2001)
Accumulation unit value at beginning of period                                        $  0.93  $  0.91  $  1.00       --       --
Accumulation unit value at end of period                                              $  1.17  $  0.93  $  0.91       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   316      317      178       --       --

SUBACCOUNT PMDC1 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS) (11/9/1999)
Accumulation unit value at beginning of period                                        $  1.39  $  1.56  $  1.63  $  1.24  $  1.00
Accumulation unit value at end of period                                              $  1.90  $  1.39  $  1.56  $  1.63  $  1.24
Number of accumulation units outstanding at end of period (000 omitted)                 1,802    1,810    1,254      206       --

SUBACCOUNT WMDC6 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2) (5/1/2001)
Accumulation unit value at beginning of period                                        $  0.95  $  1.06  $  1.00       --       --
Accumulation unit value at end of period                                              $  1.29  $  0.95  $  1.06       --       --
Number of accumulation units outstanding at end of period (000 omitted)                 2,428    1,445      522       --       --

SUBACCOUNT UFOV3 (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                        $  0.75  $  1.00       --       --       --
Accumulation unit value at end of period                                              $  1.06  $  0.75       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                    27       15       --       --       --

SUBACCOUNT WISE6 (INVESTING IN SHARES OF FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2) (3/3/2000)
Accumulation unit value at beginning of period                                        $  1.13  $  1.15  $  1.16  $  1.00       --
Accumulation unit value at end of period                                              $  1.47  $  1.13  $  1.15  $  1.16       --
Number of accumulation units outstanding at end of period (000 omitted)                 2,063    1,728    1,020      153       --

SUBACCOUNT WRES6 (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2) (3/3/2000)
Accumulation unit value at beginning of period                                        $  1.43  $  1.42  $  1.34  $  1.00       --
Accumulation unit value at end of period                                              $  1.92  $  1.43  $  1.42  $  1.34       --
Number of accumulation units outstanding at end of period (000 omitted)                 1,000    1,015      488      144       --

SUBACCOUNT PSMC1 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2) (11/9/1999)
Accumulation unit value at beginning of period                                        $  0.71  $  1.01  $  1.21  $  1.43  $  1.00
Accumulation unit value at end of period                                              $  0.96  $  0.71  $  1.01  $  1.21  $  1.43
Number of accumulation units outstanding at end of period (000 omitted)                 4,918    4,574    2,844      855       --

SUBACCOUNT PVAS1 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2) (11/9/1999)
Accumulation unit value at beginning of period                                        $  1.30  $  1.45  $  1.29  $  1.04  $  1.00
Accumulation unit value at end of period                                              $  1.69  $  1.30  $  1.45  $  1.29  $  1.04
Number of accumulation units outstanding at end of period (000 omitted)                   219       47        2       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                      2003     2002     2001     2000     1999
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PMSS1 (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2) (11/9/1999)
Accumulation unit value at beginning of period                                        $  1.06  $  1.22  $  1.16  $  1.03  $  1.00
Accumulation unit value at end of period                                              $  1.32  $  1.06  $  1.22  $  1.16  $  1.03
Number of accumulation units outstanding at end of period (000 omitted)                 4,198    2,393      252       --       --

SUBACCOUNT WMSS6 (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2) (3/3/2000)
Accumulation unit value at beginning of period                                        $  1.08  $  1.24  $  1.18  $  1.00       --
Accumulation unit value at end of period                                              $  1.34  $  1.08  $  1.24  $  1.18       --
Number of accumulation units outstanding at end of period (000 omitted)                 2,050    1,377      646       36       --

SUBACCOUNT UDMS3 (INVESTING IN SHARES OF FTVIPT TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2) (5/30/2000)
Accumulation unit value at beginning of period                                        $  0.78  $  0.79  $  0.87  $  1.00       --
Accumulation unit value at end of period                                              $  1.18  $  0.78  $  0.79  $  0.87       --
Number of accumulation units outstanding at end of period (000 omitted)                   124       20       17       17       --

SUBACCOUNT PINT1 (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2) (11/9/1999)
Accumulation unit value at beginning of period                                        $  0.73  $  0.90  $  1.09  $  1.13  $  1.00
Accumulation unit value at end of period                                              $  0.95  $  0.73  $  0.90  $  1.09  $  1.13
Number of accumulation units outstanding at end of period (000 omitted)                   371      296      145       16       --

SUBACCOUNT UINT3 (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2) (5/30/2000)
Accumulation unit value at beginning of period                                        $  0.68  $  0.84  $  1.02  $  1.00       --
Accumulation unit value at end of period                                              $  0.89  $  0.68  $  0.84  $  1.02       --
Number of accumulation units outstanding at end of period (000 omitted)                 1,480      866      514       52       --

SUBACCOUNT WUSE6 (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND) (3/3/2000)
Accumulation unit value at beginning of period                                        $  0.62  $  0.80  $  0.92  $  1.00       --
Accumulation unit value at end of period                                              $  0.79  $  0.62  $  0.80  $  0.92       --
Number of accumulation units outstanding at end of period (000 omitted)                 2,072    2,038    2,083    1,204       --

SUBACCOUNT WMCV6 (INVESTING IN SHARES OF GOLDMAN SACHS VIT MID CAP VALUE FUND) (3/3/2000)
Accumulation unit value at beginning of period                                        $  1.48  $  1.57  $  1.42  $  1.00       --
Accumulation unit value at end of period                                              $  1.87  $  1.48  $  1.57  $  1.42       --
Number of accumulation units outstanding at end of period (000 omitted)                 1,449    1,458    1,091      414       --

SUBACCOUNT PJGT1 (INVESTING IN SHARES OF JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES) (10/23/2000)
Accumulation unit value at beginning of period                                        $  0.26  $  0.45  $  0.72  $  1.00       --
Accumulation unit value at end of period                                              $  0.38  $  0.26  $  0.45  $  0.72       --
Number of accumulation units outstanding at end of period (000 omitted)                   125      131      129       --       --

SUBACCOUNT PJGP1 (INVESTING IN SHARES OF JANUS ASPEN SERIES GROWTH PORTFOLIO: SERVICE SHARES) (10/23/2000)
Accumulation unit value at beginning of period                                        $  0.46  $  0.64  $  0.87  $  1.00       --
Accumulation unit value at end of period                                              $  0.60  $  0.46  $  0.64  $  0.87       --
Number of accumulation units outstanding at end of period (000 omitted)                   722      759      601       --       --

SUBACCOUNT PJAG1 (INVESTING IN SHARES OF JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO: SERVICE SHARES) (10/23/2000)
Accumulation unit value at beginning of period                                        $  0.32  $  0.45  $  0.76  $  1.00       --
Accumulation unit value at end of period                                              $  0.43  $  0.32  $  0.45  $  0.76       --
Number of accumulation units outstanding at end of period (000 omitted)                   293      270      291       --       --

SUBACCOUNT PLAA1 (INVESTING IN SHARES OF LIBERTY ASSET ALLOCATION FUND, VARIABLE SERIES, CLASS A*) (4/7/2003)
Accumulation unit value at beginning of period                                        $  1.00       --       --       --       --
Accumulation unit value at end of period                                              $  1.20       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   507       --       --       --       --
*GALAXY VIP ASSET ALLOCATION MERGED INTO LIBERTY ASSET ALLOCATION FUND, VARIABLE SERIES, CLASS A AS OF APRIL 7, 2003.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                      2003     2002     2001     2000     1999
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PEQU1 (INVESTING IN SHARES OF LIBERTY EQUITY FUND, VARIABLE SERIES, CLASS A*) (10/23/2000)
Accumulation unit value at beginning of period                                        $  0.55  $  0.77  $  0.95  $  1.00       --
Accumulation unit value at end of period                                              $  0.68  $  0.55  $  0.77  $  0.95       --
Number of accumulation units outstanding at end of period (000 omitted)                 1,135      792      641       12       --
*GALAXY VIP GROWTH AND INCOME FUND MERGED INTO LIBERTY EQUITY FUND, VARIABLE SERIES, CLASS A AS OF APRIL 14, 2003.

SUBACCOUNT PLFS1 (INVESTING IN SHARES OF LIBERTY FEDERAL SECURITIES FUND, VARIABLE SERIES, CLASS A*) (4/7/2003)
Accumulation unit value at beginning of period                                        $  1.00       --       --       --       --
Accumulation unit value at end of period                                              $  1.01       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                 1,658       --       --       --       --
*GALAXY VIP QUALITY PLUS BOND FUND MERGED INTO LIBERTY FEDERAL SECURITIES FUND, VARIABLE SERIES, CLASS A AS OF APRIL 7, 2003.

SUBACCOUNT PLSC1 (INVESTING IN SHARES OF LIBERTY SMALL COMPANY GROWTH FUND, VARIABLE SERIES, CLASS A*) (4/14/2003)
Accumulation unit value at beginning of period                                        $  1.00       --       --       --       --
Accumulation unit value at end of period                                              $  1.50       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   107       --       --       --       --
*GALAXY VIP SMALL COMPANY GROWTH FUND MERGED INTO LIBERTY SMALL COMPANY GROWTH FUND, VARIABLE SERIES, CLASS A AS OF APRIL 14, 2003.

SUBACCOUNT UGRS3 (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS) (5/30/2000)
Accumulation unit value at beginning of period                                        $  0.50  $  0.70  $  0.95  $  1.00       --
Accumulation unit value at end of period                                              $  0.61  $  0.50  $  0.70  $  0.95       --
Number of accumulation units outstanding at end of period (000 omitted)                   938      875      662       75       --

SUBACCOUNT PGIS1 (INVESTING IN SHARES OF MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS) (11/9/1999)
Accumulation unit value at beginning of period                                        $  0.67  $  0.86  $  1.04  $  1.05  $  1.00
Accumulation unit value at end of period                                              $  0.81  $  0.67  $  0.86  $  1.04  $  1.05
Number of accumulation units outstanding at end of period (000 omitted)                 1,661    1,578    1,377      295       --

SUBACCOUNT PSGI1 (INVESTING IN SHARES OF MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS) (10/23/2000)
Accumulation unit value at beginning of period                                        $  0.64  $  0.82  $  0.99  $  1.00       --
Accumulation unit value at end of period                                              $  0.77  $  0.64  $  0.82  $  0.99       --
Number of accumulation units outstanding at end of period (000 omitted)                   535      530      324       16       --

SUBACCOUNT PNDS1 (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS) (11/9/1999)
Accumulation unit value at beginning of period                                        $  0.88  $  1.30  $  1.38  $  1.43  $  1.00
Accumulation unit value at end of period                                              $  1.16  $  0.88  $  1.30  $  1.38  $  1.43
Number of accumulation units outstanding at end of period (000 omitted)                    32       32       18       19       --

SUBACCOUNT PSND1 (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS) (5/30/2000)
Accumulation unit value at beginning of period                                        $  0.58  $  0.87  $  0.93  $  1.00       --
Accumulation unit value at end of period                                              $  0.77  $  0.58  $  0.87  $  0.93       --
Number of accumulation units outstanding at end of period (000 omitted)                   707      441      293       35       --

SUBACCOUNT PTRS1 (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - INITIAL CLASS) (11/9/1999)
Accumulation unit value at beginning of period                                        $  1.06  $  1.13  $  1.14  $  1.00  $  1.00
Accumulation unit value at end of period                                              $  1.22  $  1.06  $  1.13  $  1.14  $  1.00
Number of accumulation units outstanding at end of period (000 omitted)                    89       74       77       25       --

SUBACCOUNT PSTR1 (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS) (5/30/2000)
Accumulation unit value at beginning of period                                        $  0.98  $  1.05  $  1.06  $  1.00       --
Accumulation unit value at end of period                                              $  1.12  $  0.98  $  1.05  $  1.06       --
Number of accumulation units outstanding at end of period (000 omitted)                 5,443    3,949    1,861       23       --

SUBACCOUNT PUTS1 (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - INITIAL CLASS) (11/9/1999)
Accumulation unit value at beginning of period                                        $  0.69  $  0.90  $  1.20  $  1.14  $  1.00
Accumulation unit value at end of period                                              $  0.92  $  0.69  $  0.90  $  1.20  $  1.14
Number of accumulation units outstanding at end of period (000 omitted)                 1,393    1,631    1,999    1,109       --

SUBACCOUNT PSUT1 (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS) (10/23/2000)
Accumulation unit value at beginning of period                                        $  0.57  $  0.75  $  1.01  $  1.00       --
Accumulation unit value at end of period                                              $  0.76  $  0.57  $  0.75  $  1.01       --
Number of accumulation units outstanding at end of period (000 omitted)                   264      209      126        7       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                      2003     2002     2001     2000     1999
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UOCA3 (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                        $  0.78  $  1.00       --       --       --
Accumulation unit value at end of period                                              $  1.01  $  0.78       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   242       39       --       --       --

SUBACCOUNT WOGS6 (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES) (5/1/2002)
Accumulation unit value at beginning of period                                        $  0.77  $  1.00       --       --       --
Accumulation unit value at end of period                                              $  1.09  $  0.77       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   788      190       --       --       --

SUBACCOUNT UOHI3 (INVESTING IN SHARES OF OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                        $  0.96  $  1.00       --       --       --
Accumulation unit value at end of period                                              $  1.17  $  0.96       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   209        4       --       --       --

SUBACCOUNT UOSM3 (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                        $  0.79  $  1.00       --       --       --
Accumulation unit value at end of period                                              $  1.13  $  0.79       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   217       65       --       --       --

SUBACCOUNT WSTB6 (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES) (5/1/2002)
Accumulation unit value at beginning of period                                        $  1.03  $  1.00       --       --       --
Accumulation unit value at end of period                                              $  1.19  $  1.03       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                 1,060      212       --       --       --

SUBACCOUNT PGIN1 (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES) (11/9/1999)
Accumulation unit value at beginning of period                                        $  0.76  $  0.95  $  1.03  $  0.97  $  1.00
Accumulation unit value at end of period                                              $  0.96  $  0.76  $  0.95  $  1.03  $  0.97
Number of accumulation units outstanding at end of period (000 omitted)                 1,635    1,583      963      146       --

SUBACCOUNT WHSC6 (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES) (5/1/2002)
Accumulation unit value at beginning of period                                        $  0.84  $  1.00       --       --       --
Accumulation unit value at end of period                                              $  0.98  $  0.84       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                    86       52       --       --       --

SUBACCOUNT PINC1 (INVESTING IN SHARES OF PUTNAM VT INCOME FUND - CLASS IB SHARES) (11/9/1999)
Accumulation unit value at beginning of period                                        $  1.19  $  1.12  $  1.06  $  0.99  $  1.00
Accumulation unit value at end of period                                              $  1.23  $  1.19  $  1.12  $  1.06  $  0.99
Number of accumulation units outstanding at end of period (000 omitted)                    31       79       28        5       --

SUBACCOUNT PIGR1 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES) (11/9/1999)
Accumulation unit value at beginning of period                                        $  0.73  $  0.90  $  1.15  $  1.29  $  1.00
Accumulation unit value at end of period                                              $  0.93  $  0.73  $  0.90  $  1.15  $  1.29
Number of accumulation units outstanding at end of period (000 omitted)                 4,797    4,994    4,731    2,474       --

SUBACCOUNT UINO3 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES) (5/30/2000)
Accumulation unit value at beginning of period                                        $  0.45  $  0.53  $  0.76  $  1.00       --
Accumulation unit value at end of period                                              $  0.60  $  0.45  $  0.53  $  0.76       --
Number of accumulation units outstanding at end of period (000 omitted)                   289      440      461       96       --

SUBACCOUNT UPRE3 (INVESTING IN SHARES OF PUTNAM VT RESEARCH FUND - CLASS IB SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                        $  0.81  $  1.00       --       --       --
Accumulation unit value at end of period                                              $  1.00  $  0.81       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                    --       --       --       --       --

SUBACCOUNT PVIS1 (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES) (11/9/1999)
Accumulation unit value at beginning of period                                        $  0.55  $  0.81  $  1.23  $  1.30  $  1.00
Accumulation unit value at end of period                                              $  0.73  $  0.55  $  0.81  $  1.23  $  1.30
Number of accumulation units outstanding at end of period (000 omitted)                 3,087    3,317    4,035    1,798       --

SUBACCOUNT UVIS3 (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES) (5/30/2000)
Accumulation unit value at beginning of period                                        $  0.41  $  0.60  $  0.92  $  1.00       --
Accumulation unit value at end of period                                              $  0.54  $  0.41  $  0.60  $  0.92       --
Number of accumulation units outstanding at end of period (000 omitted)                   811    1,020    1,024      152       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                      2003     2002     2001     2000     1999
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT USAP3 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND) (1/29/2003)
Accumulation unit value at beginning of period                                        $  1.00       --       --       --       --
Accumulation unit value at end of period                                              $  1.20       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                    11       --       --       --       --

SUBACCOUNT USGR3 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST GROWTH AND INCOME FUND) (1/29/2003)
Accumulation unit value at beginning of period                                        $  1.00       --       --       --       --
Accumulation unit value at end of period                                              $  1.28       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     5       --       --       --       --

SUBACCOUNT USIE3 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND) (1/29/2003)
Accumulation unit value at beginning of period                                        $  1.00       --       --       --       --
Accumulation unit value at end of period                                              $  1.43       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                    --       --       --       --       --

SUBACCOUNT USIG3 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND) (1/29/2003)
Accumulation unit value at beginning of period                                        $  1.00       --       --       --       --
Accumulation unit value at end of period                                              $  1.02       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     5       --       --       --       --

SUBACCOUNT USME3 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND) (1/29/2003)
Accumulation unit value at beginning of period                                        $  1.00       --       --       --       --
Accumulation unit value at end of period                                              $  1.31       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     5       --       --       --       --

SUBACCOUNT USSV3 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND) (1/29/2003)
Accumulation unit value at beginning of period                                        $  1.00       --       --       --       --
Accumulation unit value at end of period                                              $  1.40       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                    51       --       --       --       --

SUBACCOUNT USVI3 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST VALUE INCOME STOCK FUND) (1/29/2003)
Accumulation unit value at beginning of period                                        $  1.00       --       --       --       --
Accumulation unit value at end of period                                              $  1.26       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     7       --       --       --       --

SUBACCOUNT UVCP3 (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                        $  0.98  $  1.00       --       --       --
Accumulation unit value at end of period                                              $  1.27  $  0.98       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   153      186       --       --       --

SUBACCOUNT UVGI3 (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                        $  0.96  $  1.00       --       --       --
Accumulation unit value at end of period                                              $  1.21  $  0.96       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                    50        4       --       --       --

SUBACCOUNT UVRE3 (INVESTING IN SHARES OF VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                        $  0.96  $  1.00       --       --       --
Accumulation unit value at end of period                                              $  1.30  $  0.96       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     1       --       --       --       --

SUBACCOUNT WAAL6 (INVESTING IN SHARES OF WELLS FARGO VT ASSET ALLOCATION FUND) (3/3/2000)
Accumulation unit value at beginning of period                                        $  0.79  $  0.91  $  0.99  $  1.00       --
Accumulation unit value at end of period                                              $  0.95  $  0.79  $  0.91  $  0.99       --
Number of accumulation units outstanding at end of period (000 omitted)                 7,439    7,879    6,593    3,351       --

SUBACCOUNT WEQI6 (INVESTING IN SHARES OF WELLS FARGO VT EQUITY INCOME FUND) (3/3/2000)
Accumulation unit value at beginning of period                                        $  0.84  $  1.06  $  1.13  $  1.00       --
Accumulation unit value at end of period                                              $  1.05  $  0.84  $  1.06  $  1.13       --
Number of accumulation units outstanding at end of period (000 omitted)                 3,433    3,711    2,814      765       --

SUBACCOUNT WEQV6 (INVESTING IN SHARES OF WELLS FARGO VT EQUITY VALUE FUND) (3/3/2000)
Accumulation unit value at beginning of period                                        $  0.76  $  1.01  $  1.09  $  1.00       --
Accumulation unit value at end of period                                              $  0.94  $  0.76  $  1.01  $  1.09       --
Number of accumulation units outstanding at end of period (000 omitted)                   969      993      569       36       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                      2003     2002     2001     2000     1999
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WGRO6 (INVESTING IN SHARES OF WELLS FARGO VT GROWTH FUND) (3/3/2000)
Accumulation unit value at beginning of period                                        $  0.51  $  0.70  $  0.87  $  1.00       --
Accumulation unit value at end of period                                              $  0.62  $  0.51  $  0.70  $  0.87       --
Number of accumulation units outstanding at end of period (000 omitted)                   856      870      908      340       --

SUBACCOUNT WIEQ6 (INVESTING IN SHARES OF WELLS FARGO VT INTERNATIONAL EQUITY FUND) (7/3/2000)
Accumulation unit value at beginning of period                                        $  0.56  $  0.74  $  0.89  $  1.00       --
Accumulation unit value at end of period                                              $  0.73  $  0.56  $  0.74  $  0.89       --
Number of accumulation units outstanding at end of period (000 omitted)                   757      570      561       88       --

SUBACCOUNT WLCG6 (INVESTING IN SHARES OF WELLS FARGO VT LARGE COMPANY GROWTH FUND) (3/3/2000)
Accumulation unit value at beginning of period                                        $  0.53  $  0.74  $  0.95  $  1.00       --
Accumulation unit value at end of period                                              $  0.66  $  0.53  $  0.74  $  0.95       --
Number of accumulation units outstanding at end of period (000 omitted)                11,837   12,545   12,015    5,711       --

SUBACCOUNT WMMK6 (INVESTING IN SHARES OF WELLS FARGO VT MONEY MARKET FUND) (3/3/2000)
Accumulation unit value at beginning of period                                        $  1.06  $  1.06  $  1.04  $  1.00       --
Accumulation unit value at end of period                                              $  1.06  $  1.06  $  1.06  $  1.04       --
Number of accumulation units outstanding at end of period (000 omitted)                 2,790    3,356    4,984    1,717       --

SUBACCOUNT WSCG6 (INVESTING IN SHARES OF WELLS FARGO VT SMALL CAP GROWTH FUND) (3/3/2000)
Accumulation unit value at beginning of period                                        $  0.25  $  0.42  $  0.56  $  1.00       --
Accumulation unit value at end of period                                              $  0.36  $  0.25  $  0.42  $  0.56       --
Number of accumulation units outstanding at end of period (000 omitted)                 3,239    3,394    4,983    2,024       --

SUBACCOUNT WCBD6 (INVESTING IN SHARES OF WELLS FARGO VT TOTAL RETURN BOND FUND) (3/3/2000)
Accumulation unit value at beginning of period                                        $  1.21  $  1.14  $  1.08  $  1.00       --
Accumulation unit value at end of period                                              $  1.30  $  1.21  $  1.14  $  1.08       --
Number of accumulation units outstanding at end of period (000 omitted)                 2,160    2,275    1,545      660       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                                                          2003
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UCMG5 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  0.99
Number of accumulation units outstanding at end of period (000 omitted)                                                       292

SUBACCOUNT UBND5 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                       415

SUBACCOUNT UDEI5 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.45
Number of accumulation units outstanding at end of period (000 omitted)                                                       257

SUBACCOUNT UESL5 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.26
Number of accumulation units outstanding at end of period (000 omitted)                                                         2

SUBACCOUNT UGRO5 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.22
Number of accumulation units outstanding at end of period (000 omitted)                                                        14

SUBACCOUNT UNDM5 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.26
Number of accumulation units outstanding at end of period (000 omitted)                                                       257

SUBACCOUNT USVA5 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.40
Number of accumulation units outstanding at end of period (000 omitted)                                                        82

SUBACCOUNT USPF5 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.30
Number of accumulation units outstanding at end of period (000 omitted)                                                       400

SUBACCOUNT UFIF5 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND)
(1/29/2003) Accumulation unit value at beginning of period                                                                $  1.00
Accumulation unit value at end of period                                                                                  $  1.00
Number of accumulation units outstanding at end of period (000 omitted)                                                     1,013

SUBACCOUNT UABA5 (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.35
Number of accumulation units outstanding at end of period (000 omitted)                                                       329

SUBACCOUNT UAAC5 (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.30
Number of accumulation units outstanding at end of period (000 omitted)                                                         7

SUBACCOUNT UAAD5 (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.36
Number of accumulation units outstanding at end of period (000 omitted)                                                        59

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                          2003
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UAVA5 (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.26
Number of accumulation units outstanding at end of period (000 omitted)                                                         5

SUBACCOUNT UGIP5 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B)) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                       102

SUBACCOUNT UPRG5 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B)) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.25
Number of accumulation units outstanding at end of period (000 omitted)                                                        28

SUBACCOUNT UTEC5 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B)) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.41
Number of accumulation units outstanding at end of period (000 omitted)                                                       110

SUBACCOUNT UAGR5 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B)) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.19
Number of accumulation units outstanding at end of period (000 omitted)                                                        71

SUBACCOUNT UECB5 (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                       940

SUBACCOUNT UEFF5 (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                        63

SUBACCOUNT UEFD5 (INVESTING IN SHARES OF EVERGREEN VA FUND - CLASS 2*) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.28
Number of accumulation units outstanding at end of period (000 omitted)                                                       166
*EVERGREEN VA BLUE CHIP FUND - CLASS 2 AND EVERGREEN VA MASTERS FUND - CLASS 2 MERGED INTO EVERGREEN VA FUND -
  CLASS 2 AS OF DEC. 8, 2003.

SUBACCOUNT UEGW5 (INVESTING IN SHARES OF EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2*) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.32
Number of accumulation units outstanding at end of period (000 omitted)                                                       214
*EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2 MERGED INTO EVERGREEN VA GROWTH AND INCOME FUND -
  CLASS 2 AS OF DEC. 8, 2003.

SUBACCOUNT UEGR5 (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.40
Number of accumulation units outstanding at end of period (000 omitted)                                                        90

SUBACCOUNT UEHI5 (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                       254

SUBACCOUNT UEIG5 (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2*) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.35
Number of accumulation units outstanding at end of period (000 omitted)                                                       279
*EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2 MERGED INTO EVERGREEN VA INTERNATIONAL EQUITY FUND -
  CLASS 2 AS OF DEC. 8, 2003.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                          2003
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UEOE5 (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.41
Number of accumulation units outstanding at end of period (000 omitted)                                                       253

SUBACCOUNT UESE5 (INVESTING IN SHARES OF EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.53
Number of accumulation units outstanding at end of period (000 omitted)                                                         5

SUBACCOUNT UESM5 (INVESTING IN SHARES OF EVERGREEN VA SPECIAL VALUES FUND - CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.31
Number of accumulation units outstanding at end of period (000 omitted)                                                       314

SUBACCOUNT UEST5 (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                       485

SUBACCOUNT UFCO5 (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.30
Number of accumulation units outstanding at end of period (000 omitted)                                                     1,254

SUBACCOUNT UFGR5 (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.34
Number of accumulation units outstanding at end of period (000 omitted)                                                        51

SUBACCOUNT UFMC5 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.39
Number of accumulation units outstanding at end of period (000 omitted)                                                       424

SUBACCOUNT UFOV5 (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.46
Number of accumulation units outstanding at end of period (000 omitted)                                                        38

SUBACCOUNT URES5 (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.40
Number of accumulation units outstanding at end of period (000 omitted)                                                        30

SUBACCOUNT USMC5 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.38
Number of accumulation units outstanding at end of period (000 omitted)                                                        94

SUBACCOUNT UVAS5 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.37
Number of accumulation units outstanding at end of period (000 omitted)                                                       203

SUBACCOUNT UMSS5 (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.26
Number of accumulation units outstanding at end of period (000 omitted)                                                     2,446

SUBACCOUNT UINT5 (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.34
Number of accumulation units outstanding at end of period (000 omitted)                                                       158

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                          2003
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UGRS5 (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.23
Number of accumulation units outstanding at end of period (000 omitted)                                                        32

SUBACCOUNT UNDS5 (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.34
Number of accumulation units outstanding at end of period (000 omitted)                                                        24

SUBACCOUNT UTRS5 (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                     1,583

SUBACCOUNT USUT5 (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.34
Number of accumulation units outstanding at end of period (000 omitted)                                                        45

SUBACCOUNT UOCA5 (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.32
Number of accumulation units outstanding at end of period (000 omitted)                                                       312

SUBACCOUNT UOGS5 (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.46
Number of accumulation units outstanding at end of period (000 omitted)                                                        65

SUBACCOUNT UOHI5 (INVESTING IN SHARES OF OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                       212

SUBACCOUNT UOSM5 (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.44
Number of accumulation units outstanding at end of period (000 omitted)                                                       146

SUBACCOUNT USTB5 (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                     1,246

SUBACCOUNT UGIN5 (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.29
Number of accumulation units outstanding at end of period (000 omitted)                                                        45

SUBACCOUNT UHSC5 (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.19
Number of accumulation units outstanding at end of period (000 omitted)                                                        40

SUBACCOUNT UIGR5 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.35
Number of accumulation units outstanding at end of period (000 omitted)                                                       216

SUBACCOUNT UPRE5 (INVESTING IN SHARES OF PUTNAM VT RESEARCH FUND - CLASS IB SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.27
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                          2003
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UVIS5 (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                        12

SUBACCOUNT USAP5 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.20
Number of accumulation units outstanding at end of period (000 omitted)                                                       127

SUBACCOUNT USGR5 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST GROWTH AND INCOME FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.28
Number of accumulation units outstanding at end of period (000 omitted)                                                        45

SUBACCOUNT USIE5 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.43
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT USIG5 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                        97

SUBACCOUNT USME5 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.31
Number of accumulation units outstanding at end of period (000 omitted)                                                        31

SUBACCOUNT USSV5 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.40
Number of accumulation units outstanding at end of period (000 omitted)                                                        41

SUBACCOUNT USVI5 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST VALUE INCOME STOCK FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.26
Number of accumulation units outstanding at end of period (000 omitted)                                                        40

SUBACCOUNT UVCP5 (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.31
Number of accumulation units outstanding at end of period (000 omitted)                                                        80

SUBACCOUNT UVGI5 (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.29
Number of accumulation units outstanding at end of period (000 omitted)                                                       129

SUBACCOUNT UVRE5 (INVESTING IN SHARES OF VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.42
Number of accumulation units outstanding at end of period (000 omitted)                                                        44

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                               2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UCMG4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  1.05  $  1.05  $  1.03  $  1.00
Accumulation unit value at end of period                                                       $  1.04  $  1.05  $  1.05  $  1.03
Number of accumulation units outstanding at end of period (000 omitted)                          2,810    3,130    3,857      618

SUBACCOUNT UBND4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND) (5/21/2002)
Accumulation unit value at beginning of period                                                 $  1.04  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.07  $  1.04       --       --
Number of accumulation units outstanding at end of period (000 omitted)                          1,965      309       --       --

SUBACCOUNT UDEI4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND) (5/21/2002)
Accumulation unit value at beginning of period                                                 $  0.78  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.09  $  0.78       --       --
Number of accumulation units outstanding at end of period (000 omitted)                          1,143      309       --       --

SUBACCOUNT UESL4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND) (8/30/2002)
Accumulation unit value at beginning of period                                                 $  1.02  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.23  $  1.02       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             20       --       --       --

SUBACCOUNT UGRO4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND) (5/21/2002)
Accumulation unit value at beginning of period                                                 $  0.81  $  1.00       --       --
Accumulation unit value at end of period                                                       $  0.97  $  0.81       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             64       --       --       --

SUBACCOUNT UMGD4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  0.74  $  0.86  $  0.98  $  1.00
Accumulation unit value at end of period                                                       $  0.88  $  0.74  $  0.86  $  0.98
Number of accumulation units outstanding at end of period (000 omitted)                            407      300      200        3

SUBACCOUNT UNDM4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  0.58  $  0.75  $  0.92  $  1.00
Accumulation unit value at end of period                                                       $  0.71  $  0.58  $  0.75  $  0.92
Number of accumulation units outstanding at end of period (000 omitted)                          2,025      683      193       32

SUBACCOUNT USVA4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND) (5/21/2002)
Accumulation unit value at beginning of period                                                 $  0.79  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.07  $  0.79       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            384       45       --       --

SUBACCOUNT USPF4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  0.61  $  0.80  $  0.92  $  1.00
Accumulation unit value at end of period                                                       $  0.77  $  0.61  $  0.80  $  0.92
Number of accumulation units outstanding at end of period (000 omitted)                          6,015    4,960    1,756      110

SUBACCOUNT UFIF4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  1.16  $  1.11  $  1.06  $  1.00
Accumulation unit value at end of period                                                       $  1.16  $  1.16  $  1.11  $  1.06
Number of accumulation units outstanding at end of period (000 omitted)                          7,749    5,451    1,321       34

SUBACCOUNT USCA4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  0.78  $  0.96  $  1.04  $  1.00
Accumulation unit value at end of period                                                       $  1.14  $  0.78  $  0.96  $  1.04
Number of accumulation units outstanding at end of period (000 omitted)                            214      161       57       --

SUBACCOUNT UABA4 (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                                 $  0.76  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.00  $  0.76       --       --
Number of accumulation units outstanding at end of period (000 omitted)                          2,514      517       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                               2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UCAP4 (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  0.51  $  0.68  $  0.90  $  1.00
Accumulation unit value at end of period                                                       $  0.65  $  0.51  $  0.68  $  0.90
Number of accumulation units outstanding at end of period (000 omitted)                          4,485    4,583    2,944      311

SUBACCOUNT UAAC4 (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                                 $  0.97  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.23  $  0.97       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             57       19       --       --

SUBACCOUNT UAAD4 (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                                 $  0.75  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.00  $  0.75       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            189       18       --       --

SUBACCOUNT UDDT4 (INVESTING IN SHARES OF AIM V.I. DENT DEMOGRAPHIC TRENDS FUND, SERIES I SHARES) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  0.39  $  0.58  $  0.86  $  1.00
Accumulation unit value at end of period                                                       $  0.53  $  0.39  $  0.58  $  0.86
Number of accumulation units outstanding at end of period (000 omitted)                          1,357    1,646    1,309      145

SUBACCOUNT UVAL4 (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  0.53  $  0.77  $  0.89  $  1.00
Accumulation unit value at end of period                                                       $  0.65  $  0.53  $  0.77  $  0.89
Number of accumulation units outstanding at end of period (000 omitted)                          5,814    6,560    4,983      623

SUBACCOUNT UAVA4 (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                                 $  0.78  $  1.00       --       --
Accumulation unit value at end of period                                                       $  0.96  $  0.78       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             21        1       --       --

SUBACCOUNT UGIP4 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B)) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  0.74  $  0.96  $  0.97  $  1.00
Accumulation unit value at end of period                                                       $  0.96  $  0.74  $  0.96  $  0.97
Number of accumulation units outstanding at end of period (000 omitted)                         11,403   10,906    4,722      292

SUBACCOUNT UPRG4 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B)) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  0.44  $  0.65  $  0.80  $  1.00
Accumulation unit value at end of period                                                       $  0.54  $  0.44  $  0.65  $  0.80
Number of accumulation units outstanding at end of period (000 omitted)                          7,475    7,706    5,808      700

SUBACCOUNT UTEC4 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B)) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  0.29  $  0.51  $  0.69  $  1.00
Accumulation unit value at end of period                                                       $  0.41  $  0.29  $  0.51  $  0.69
Number of accumulation units outstanding at end of period (000 omitted)                          2,911    2,423    2,237      456

SUBACCOUNT UAGR4 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B)) (5/21/2002)
Accumulation unit value at beginning of period                                                 $  0.91  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.06  $  0.91       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            222       71       --       --

SUBACCOUNT UECB4 (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                 $  1.04  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.06  $  1.04       --       --
Number of accumulation units outstanding at end of period (000 omitted)                          2,717      756       --       --

SUBACCOUNT UEFF4 (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                 $  1.00  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.14  $  1.00       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            126       26       --       --

SUBACCOUNT UEVF4 (INVESTING IN SHARES OF EVERGREEN VA FUND - CLASS 1*) (12/8/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.04       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            343       --       --       --
*EVERGREEN VA MASTERS FUND - CLASS 1 MERGED INTO EVERGREEN VA FUND - CLASS 1 AS OF DEC. 8, 2003.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                               2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UEFD4 (INVESTING IN SHARES OF EVERGREEN VA FUND - CLASS 2*) (8/30/2002)
Accumulation unit value at beginning of period                                                 $  0.96  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.19  $  0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            958       --       --       --
*EVERGREEN VA BLUE CHIP FUND - CLASS 2 AND EVERGREEN VA MASTERS FUND - CLASS 2 MERGED INTO EVERGREEN VA FUND -
  CLASS 2 AS OF DEC. 8, 2003.

SUBACCOUNT UEGI4 (INVESTING IN SHARES OF EVERGREEN VA GROWTH AND INCOME FUND - CLASS 1) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  0.75  $  0.90  $  1.04  $  1.00
Accumulation unit value at end of period                                                       $  0.97  $  0.75  $  0.90  $  1.04
Number of accumulation units outstanding at end of period (000 omitted)                            321      395      178        6

SUBACCOUNT UEGW4 (INVESTING IN SHARES OF EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2*) (8/30/2002)
Accumulation unit value at beginning of period                                                 $  0.96  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.23  $  0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                          1,035        2       --       --
*EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2 MERGED INTO EVERGREEN VA GROWTH AND INCOME FUND -
  CLASS 2 AS OF DEC. 8, 2003.

SUBACCOUNT UEGR4 (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                 $  0.99  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.35  $  0.99       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            360       47       --       --

SUBACCOUNT UEHI4 (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                 $  1.04  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.21  $  1.04       --       --
Number of accumulation units outstanding at end of period (000 omitted)                          1,259      336       --       --

SUBACCOUNT UEIN4 (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 1*) (12/8/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.05       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            542       --       --       --
*EVERGREEN VA GLOBAL LEADERS FUND - CLASS 1 MERGED INTO EVERGREEN VA INTERNATIONAL EQUITY FUND -
  CLASS 1 AS OF DEC. 8, 2003.

SUBACCOUNT UEIG4 (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2*) (7/31/2002)
Accumulation unit value at beginning of period                                                 $  0.93  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.20  $  0.93       --       --
Number of accumulation units outstanding at end of period (000 omitted)                          1,662      145       --       --
*EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2 MERGED INTO EVERGREEN VA INTERNATIONAL EQUITY FUND -
  CLASS 2 AS OF DEC. 8, 2003.

SUBACCOUNT UEOM4 (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 1) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  0.51  $  0.69  $  0.82  $  1.00
Accumulation unit value at end of period                                                       $  0.70  $  0.51  $  0.69  $  0.82
Number of accumulation units outstanding at end of period (000 omitted)                          3,258    3,609    3,028      703

SUBACCOUNT UEOE4 (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                 $  0.96  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.33  $  0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                          1,218      276       --       --

SUBACCOUNT UESE4 (INVESTING IN SHARES OF EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2) (8/30/2002)
Accumulation unit value at beginning of period                                                 $  0.96  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.44  $  0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            136       13       --       --

SUBACCOUNT UESC4 (INVESTING IN SHARES OF EVERGREEN VA SPECIAL VALUES FUND - CLASS 1) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  1.18  $  1.36  $  1.17  $  1.00
Accumulation unit value at end of period                                                       $  1.50  $  1.18  $  1.36  $  1.17
Number of accumulation units outstanding at end of period (000 omitted)                          2,255    2,265    1,562        7

SUBACCOUNT UESM4 (INVESTING IN SHARES OF EVERGREEN VA SPECIAL VALUES FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                 $  0.95  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.22  $  0.95       --       --
Number of accumulation units outstanding at end of period (000 omitted)                          1,491      396       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                               2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UESI4 (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 1) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  1.24  $  1.09  $  1.04  $  1.00
Accumulation unit value at end of period                                                       $  1.43  $  1.24  $  1.09  $  1.04
Number of accumulation units outstanding at end of period (000 omitted)                          1,799    1,607      732       --

SUBACCOUNT UEST4 (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                 $  1.08  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.24  $  1.08       --       --
Number of accumulation units outstanding at end of period (000 omitted)                          1,435      325       --       --

SUBACCOUNT UCOF4 (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  0.75  $  0.84  $  0.97  $  1.00
Accumulation unit value at end of period                                                       $  0.95  $  0.75  $  0.84  $  0.97
Number of accumulation units outstanding at end of period (000 omitted)                          6,068    5,134    1,866      191

SUBACCOUNT UFCO4 (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                                 $  0.86  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.09  $  0.86       --       --
Number of accumulation units outstanding at end of period (000 omitted)                          4,477      395       --       --

SUBACCOUNT UFGR4 (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                                 $  0.75  $  1.00       --       --
Accumulation unit value at end of period                                                       $  0.98  $  0.75       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            465      108       --       --

SUBACCOUNT UHIP4 (INVESTING IN SHARES OF FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  0.73  $  0.72  $  0.82  $  1.00
Accumulation unit value at end of period                                                       $  0.92  $  0.73  $  0.72  $  0.82
Number of accumulation units outstanding at end of period (000 omitted)                          2,482    1,948    1,031       50

SUBACCOUNT UMDC4 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  1.02  $  1.15  $  1.21  $  1.00
Accumulation unit value at end of period                                                       $  1.40  $  1.02  $  1.15  $  1.21
Number of accumulation units outstanding at end of period (000 omitted)                          5,042    4,911    2,607      222

SUBACCOUNT UFMC4 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                                 $  0.85  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.16  $  0.85       --       --
Number of accumulation units outstanding at end of period (000 omitted)                          3,204      503       --       --

SUBACCOUNT UFOV4 (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                                 $  0.75  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.06  $  0.75       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             74        4       --       --

SUBACCOUNT URES4 (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                                 $  0.93  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.25  $  0.93       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            181        8       --       --

SUBACCOUNT USMC4 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  0.53  $  0.75  $  0.90  $  1.00
Accumulation unit value at end of period                                                       $  0.71  $  0.53  $  0.75  $  0.90
Number of accumulation units outstanding at end of period (000 omitted)                          5,842    4,909    4,683      349

SUBACCOUNT UVAS4 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2) (5/21/2002)
Accumulation unit value at beginning of period                                                 $  0.80  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.04  $  0.80       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            575       61       --       --

SUBACCOUNT UMSS4 (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  1.00  $  1.15  $  1.09  $  1.00
Accumulation unit value at end of period                                                       $  1.24  $  1.00  $  1.15  $  1.09
Number of accumulation units outstanding at end of period (000 omitted)                         14,168    6,327    1,374       15

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                               2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UDMS4 (INVESTING IN SHARES OF FTVIPT TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  0.78  $  0.79  $  0.87  $  1.00
Accumulation unit value at end of period                                                       $  1.18  $  0.78  $  0.79  $  0.87
Number of accumulation units outstanding at end of period (000 omitted)                            265      239      116        7

SUBACCOUNT UINT4 (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  0.68  $  0.84  $  1.02  $  1.00
Accumulation unit value at end of period                                                       $  0.88  $  0.68  $  0.84  $  1.02
Number of accumulation units outstanding at end of period (000 omitted)                          3,675    2,373    1,576       53

SUBACCOUNT UGRS4 (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  0.50  $  0.70  $  0.95  $  1.00
Accumulation unit value at end of period                                                       $  0.60  $  0.50  $  0.70  $  0.95
Number of accumulation units outstanding at end of period (000 omitted)                          2,708    2,832    1,928      187

SUBACCOUNT UNDS4 (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  0.63  $  0.94  $  1.01  $  1.00
Accumulation unit value at end of period                                                       $  0.83  $  0.63  $  0.94  $  1.01
Number of accumulation units outstanding at end of period (000 omitted)                          1,295      832      454       76

SUBACCOUNT UTRS4 (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  1.03  $  1.10  $  1.11  $  1.00
Accumulation unit value at end of period                                                       $  1.17  $  1.03  $  1.10  $  1.11
Number of accumulation units outstanding at end of period (000 omitted)                         16,041    8,646    3,493      141

SUBACCOUNT USUT4 (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS) (5/21/2002)
Accumulation unit value at beginning of period                                                 $  0.87  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.17  $  0.87       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            149        5       --       --

SUBACCOUNT UOCA4 (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                                 $  0.78  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.01  $  0.78       --       --
Number of accumulation units outstanding at end of period (000 omitted)                          1,137      163       --       --

SUBACCOUNT UOGS4 (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                                 $  0.77  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.08  $  0.77       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            620       56       --       --

SUBACCOUNT UOHI4 (INVESTING IN SHARES OF OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                                 $  0.96  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.17  $  0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            617       76       --       --

SUBACCOUNT UOSM4 (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                                 $  0.79  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.13  $  0.79       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            824       87       --       --

SUBACCOUNT USTB4 (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                                 $  1.03  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.19  $  1.03       --       --
Number of accumulation units outstanding at end of period (000 omitted)                          2,419      148       --       --

SUBACCOUNT UGIN4 (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  0.79  $  0.98  $  1.07  $  1.00
Accumulation unit value at end of period                                                       $  0.99  $  0.79  $  0.98  $  1.07
Number of accumulation units outstanding at end of period (000 omitted)                          1,701    1,879    1,109       17

SUBACCOUNT UHSC4 (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                                 $  0.97  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.14  $  0.97       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            147        7       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                               2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UIGR4 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                                 $  0.79  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.01  $  0.79       --       --
Number of accumulation units outstanding at end of period (000 omitted)                          1,723      544       --       --

SUBACCOUNT UINO4 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  0.45  $  0.53  $  0.76  $  1.00
Accumulation unit value at end of period                                                       $  0.60  $  0.45  $  0.53  $  0.76
Number of accumulation units outstanding at end of period (000 omitted)                          1,252    1,444    1,359      155

SUBACCOUNT UPRE4 (INVESTING IN SHARES OF PUTNAM VT RESEARCH FUND - CLASS IB SHARES) (5/21/2002)
Accumulation unit value at beginning of period                                                 $  0.81  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.00  $  0.81       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            173        7       --       --

SUBACCOUNT UVIS4 (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES) (5/30/2000)
Accumulation unit value at beginning of period                                                 $  0.41  $  0.60  $  0.92  $  1.00
Accumulation unit value at end of period                                                       $  0.54  $  0.41  $  0.60  $  0.92
Number of accumulation units outstanding at end of period (000 omitted)                          3,036    3,391    7,086      487

SUBACCOUNT USAP4 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.20       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            190       --       --       --

SUBACCOUNT USGR4 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST GROWTH AND INCOME FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.28       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                              2       --       --       --

SUBACCOUNT USIE4 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.43       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

SUBACCOUNT USIG4 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.01       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                              6       --       --       --

SUBACCOUNT USME4 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.31       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                              7       --       --       --

SUBACCOUNT USSV4 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.40       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             26       --       --       --

SUBACCOUNT USVI4 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST VALUE INCOME STOCK FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.26       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             78       --       --       --

SUBACCOUNT UVCP4 (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                                 $  0.98  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.26  $  0.98       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            914      169       --       --

SUBACCOUNT UVGI4 (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                                 $  0.96  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.21  $  0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            282       74       --       --

SUBACCOUNT UVRE4 (INVESTING IN SHARES OF VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                                 $  0.96  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.30  $  0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             91        1       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                  2003     2002     2001     2000     1999     1998     1997     1996     1995
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EVB (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND) (5/2/2000)
Accumulation unit value at beginning of period    $  0.56  $  0.73  $  0.89  $  1.00       --       --       --       --       --
Accumulation unit value at end of period          $  0.70  $  0.56  $  0.73  $  0.89       --       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                         324      406      584      286       --       --       --       --       --

SUBACCOUNT WBCA5 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND) (3/3/2000)
Accumulation unit value at beginning of period    $  0.57  $  0.75  $  0.91  $  1.00       --       --       --       --       --
Accumulation unit value at end of period          $  0.72  $  0.57  $  0.75  $  0.91       --       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                         142      157      118        5       --       --       --       --       --

SUBACCOUNT ECR (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND) (2/21/1995)
Accumulation unit value at beginning of period    $  1.18  $  1.53  $  1.89  $  2.33  $  1.91  $  1.56  $  1.27  $  1.20  $  1.00
Accumulation unit value at end of period          $  1.50  $  1.18  $  1.53  $  1.89  $  2.33  $  1.91  $  1.56  $  1.27  $  1.20
Number of accumulation units outstanding at
  end of period (000 omitted)                       4,663    5,116    6,019    6,358    5,864    5,163    3,813    2,350      818

SUBACCOUNT EMS (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND) (2/21/1995)
Accumulation unit value at beginning of period    $  1.26  $  1.26  $  1.24  $  1.18  $  1.15  $  1.11  $  1.07  $  1.03  $  1.00
Accumulation unit value at end of period          $  1.25  $  1.26  $  1.26  $  1.24  $  1.18  $  1.15  $  1.11  $  1.07  $  1.03
Number of accumulation units outstanding at
  end of period (000 omitted)                       5,254    8,572    8,409    4,421      941      749      231      241      132

SUBACCOUNT ESI (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND) (2/21/1995)
Accumulation unit value at beginning of period    $  1.53  $  1.47  $  1.38  $  1.33  $  1.33  $  1.33  $  1.24  $  1.17  $  1.00
Accumulation unit value at end of period          $  1.58  $  1.53  $  1.47  $  1.38  $  1.33  $  1.33  $  1.33  $  1.24  $  1.17
Number of accumulation units outstanding at
  end of period (000 omitted)                       7,119    7,272    8,923    9,498    8,127    5,689    2,544    1,377      414

SUBACCOUNT EVD (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND) (5/2/2000)
Accumulation unit value at beginning of period    $  0.80  $  1.01  $  1.00  $  1.00       --       --       --       --       --
Accumulation unit value at end of period          $  1.12  $  0.80  $  1.01  $  1.00       --       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                         276      182      147       16       --       --       --       --       --

SUBACCOUNT WDEI5 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND) (3/3/2000)
Accumulation unit value at beginning of period    $  0.87  $  1.09  $  1.08  $  1.00       --       --       --       --       --
Accumulation unit value at end of period          $  1.21  $  0.87  $  1.09  $  1.08       --       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                         605      238      115        7       --       --       --       --       --

SUBACCOUNT WESL5 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND) (8/30/2002)
Accumulation unit value at beginning of period    $  1.02  $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period          $  1.23  $  1.02       --       --       --       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                          29       --       --       --       --       --       --       --       --

SUBACCOUNT EVG (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND) (5/2/2000)
Accumulation unit value at beginning of period    $  0.37  $  0.50  $  0.74  $  1.00       --       --       --       --       --
Accumulation unit value at end of period          $  0.44  $  0.37  $  0.50  $  0.74       --       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                         499      270      228      200       --       --       --       --       --

SUBACCOUNT EIA (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND) (8/26/1999)
Accumulation unit value at beginning of period    $  0.85  $  0.93  $  0.90  $  1.00  $  1.00       --       --       --       --
Accumulation unit value at end of period          $  1.05  $  0.85  $  0.93  $  0.90  $  1.00       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                       2,699    2,403    5,449      556        8       --       --       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2003     2002     2001     2000     1999     1998     1997     1996     1995
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EIE (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL FUND) (2/21/1995)
Accumulation unit value at beginning of period    $  0.88  $  1.09  $  1.55  $  2.09  $  1.46  $  1.28  $  1.26  $  1.17  $  1.00
Accumulation unit value at end of period          $  1.11  $  0.88  $  1.09  $  1.55  $  2.09  $  1.46  $  1.28  $  1.26  $  1.17
Number of accumulation units outstanding at
  end of period (000 omitted)                       2,080    2,254    2,733    2,637    2,510    2,181    1,413      675      220

SUBACCOUNT EMG (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND) (2/21/1995)
Accumulation unit value at beginning of period    $  1.51  $  1.76  $  1.99  $  2.07  $  1.83  $  1.60  $  1.36  $  1.18  $  1.00
Accumulation unit value at end of period          $  1.79  $  1.51  $  1.76  $  1.99  $  2.07  $  1.83  $  1.60  $  1.36  $  1.18
Number of accumulation units outstanding at
  end of period (000 omitted)                       5,043    5,336    6,404    6,779    5,985    4,684    2,944    1,546      589

SUBACCOUNT EGD (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)) (10/29/1997)
Accumulation unit value at beginning of period    $  0.98  $  1.27  $  1.54  $  1.72  $  1.32  $  1.05  $  1.00       --       --
Accumulation unit value at end of period          $  1.20  $  0.98  $  1.27  $  1.54  $  1.72  $  1.32  $  1.05       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                       4,512    3,938    4,237    3,717    2,141    1,108       69       --       --

SUBACCOUNT WSVA5 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND) (5/1/2002)
Accumulation unit value at beginning of period    $  0.79  $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period          $  1.07  $  0.79       --       --       --       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                         192       35       --       --       --       --       --       --       --

SUBACCOUNT WSPF5 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND) (1/29/2003)
Accumulation unit value at beginning of period    $  1.00       --       --       --       --       --       --       --       --
Accumulation unit value at end of period          $  1.29       --       --       --       --       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                         175       --       --       --       --       --       --       --       --

SUBACCOUNT EVF (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND) (5/2/2000)
Accumulation unit value at beginning of period    $  1.16  $  1.11  $  1.06  $  1.00       --       --       --       --       --
Accumulation unit value at end of period          $  1.16  $  1.16  $  1.11  $  1.06       --       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                         466      520      259       76       --       --       --       --       --

SUBACCOUNT WFDI5 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND) (3/3/2000)
Accumulation unit value at beginning of period    $  1.16  $  1.11  $  1.06  $  1.00       --       --       --       --       --
Accumulation unit value at end of period          $  1.16  $  1.16  $  1.11  $  1.06       --       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                       1,256      248      117       39       --       --       --       --       --

SUBACCOUNT EVS (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND) (5/2/2000)
Accumulation unit value at beginning of period    $  0.74  $  0.91  $  0.99  $  1.00       --       --       --       --       --
Accumulation unit value at end of period          $  1.09  $  0.74  $  0.91  $  0.99       --       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                         178       69       66       20       --       --       --       --       --

SUBACCOUNT WSCA5 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND) (3/3/2000)
Accumulation unit value at beginning of period    $  0.68  $  0.83  $  0.90  $  1.00       --       --       --       --       --
Accumulation unit value at end of period          $  0.99  $  0.68  $  0.83  $  0.90       --       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                         197      173       89       16       --       --       --       --       --

SUBACCOUNT EAG (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND) (2/21/1995)
Accumulation unit value at beginning of period    $  0.99  $  1.47  $  2.22  $  2.78  $  1.65  $  1.63  $  1.47  $  1.28  $  1.00
Accumulation unit value at end of period          $  1.25  $  0.99  $  1.47  $  2.22  $  2.78  $  1.65  $  1.63  $  1.47  $  1.28
Number of accumulation units outstanding at
  end of period (000 omitted)                       3,701    4,011    4,343    3,856    3,961    3,453    2,434    1,324      473

SUBACCOUNT WABA5 (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES) (7/31/2002)
Accumulation unit value at beginning of period    $  0.95  $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period          $  1.25  $  0.95       --       --       --       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                         614       11       --       --       --       --       --       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2003     2002     2001     2000     1999     1998     1997     1996     1995
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT ECA (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES) (8/26/1999)
Accumulation unit value at beginning of period    $  0.71  $  0.95  $  1.26  $  1.43  $  1.00       --       --       --       --
Accumulation unit value at end of period          $  0.91  $  0.71  $  0.95  $  1.26  $  1.43       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                       2,936    3,287    4,269    3,037       57       --       --       --       --

SUBACCOUNT WAAC5 (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES) (3/1/2002)
Accumulation unit value at beginning of period    $  0.79  $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period          $  1.01  $  0.79       --       --       --       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                          71       --       --       --       --       --       --       --       --

SUBACCOUNT ECD (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES) (9/22/1999)
Accumulation unit value at beginning of period    $  0.96  $  1.23  $  1.36  $  1.26  $  1.00       --       --       --       --
Accumulation unit value at end of period          $  1.28  $  0.96  $  1.23  $  1.36  $  1.26       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                         634      620      592      480        1       --       --       --       --

SUBACCOUNT WAAD5 (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES) (8/30/2002)
Accumulation unit value at beginning of period    $  0.94  $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period          $  1.25  $  0.94       --       --       --       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                          86       --       --       --       --       --       --       --       --

SUBACCOUNT EGN (INVESTING IN SHARES OF AIM V.I. CORE EQUITY FUND, SERIES I SHARES) (10/30/1997)
Accumulation unit value at beginning of period    $  0.92  $  1.10  $  1.45  $  1.72  $  1.30  $  1.03  $  1.00       --       --
Accumulation unit value at end of period          $  1.13  $  0.92  $  1.10  $  1.45  $  1.72  $  1.30  $  1.03       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                       4,903    5,619    6,927    7,597    5,343    2,495       69       --       --

SUBACCOUNT EIN (INVESTING IN SHARES OF AIM V.I. INTERNATIONAL GROWTH FUND, SERIES I SHARES) (10/30/1997)
Accumulation unit value at beginning of period    $  0.81  $  0.97  $  1.29  $  1.77  $  1.16  $  1.02  $  1.00       --       --
Accumulation unit value at end of period          $  1.03  $  0.81  $  0.97  $  1.29  $  1.77  $  1.16  $  1.02       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                       2,748    2,968    3,616    3,510    3,074      866       57       --       --

SUBACCOUNT EVA (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES) (10/30/1997)
Accumulation unit value at beginning of period    $  0.86  $  1.25  $  1.45  $  1.72  $  1.34  $  1.03  $  1.00       --       --
Accumulation unit value at end of period          $  1.06  $  0.86  $  1.25  $  1.45  $  1.72  $  1.34  $  1.03       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                       9,246   10,223   11,706   11,388    5,638    1,779       66       --       --

SUBACCOUNT WAVA5 (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES) (3/1/2002)
Accumulation unit value at beginning of period    $  0.74  $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period          $  0.91  $  0.74       --       --       --       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                          26       --       --       --       --       --       --       --       --

SUBACCOUNT WGIP5 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B)) (8/30/2002)
Accumulation unit value at beginning of period    $  0.95  $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period          $  1.24  $  0.95       --       --       --       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                         215        2       --       --       --       --       --       --       --

SUBACCOUNT EPP (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B)) (9/22/1999)
Accumulation unit value at beginning of period    $  0.54  $  0.79  $  0.96  $  1.17  $  1.00       --       --       --       --
Accumulation unit value at end of period          $  0.65  $  0.54  $  0.79  $  0.96  $  1.17       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                       2,140    2,312    2,574    3,368       56       --       --       --       --

SUBACCOUNT ETC (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B)) (9/22/1999)
Accumulation unit value at beginning of period    $  0.46  $  0.79  $  1.08  $  1.40  $  1.00       --       --       --       --
Accumulation unit value at end of period          $  0.65  $  0.46  $  0.79  $  1.08  $  1.40       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                       1,451    1,387    1,958    2,278      105       --       --       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2003     2002     2001     2000     1999     1998     1997     1996     1995
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WAGR5 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B)) (1/29/2003)
Accumulation unit value at beginning of period    $  1.00       --       --       --       --       --       --       --       --
Accumulation unit value at end of period          $  1.15       --       --       --       --       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                           8       --       --       --       --       --       --       --       --

SUBACCOUNT EHG (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO (CLASS B)) (9/22/1999)
Accumulation unit value at beginning of period    $  1.23  $  1.16  $  1.09  $  1.00  $  1.00       --       --       --       --
Accumulation unit value at end of period          $  1.25  $  1.23  $  1.16  $  1.09  $  1.00       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                       1,392    1,554    1,282      743        7       --       --       --       --

SUBACCOUNT EIG (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP INCOME & GROWTH, CLASS I) (10/5/1998)
Accumulation unit value at beginning of period    $  0.92  $  1.16  $  1.28  $  1.46  $  1.25  $  1.00       --       --       --
Accumulation unit value at end of period          $  1.18  $  0.92  $  1.16  $  1.28  $  1.46  $  1.25       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                       1,720    1,915    2,134    2,294    1,834      137       --       --       --

SUBACCOUNT EVL (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP VALUE, CLASS I) (10/5/1998)
Accumulation unit value at beginning of period    $  1.23  $  1.42  $  1.28  $  1.10  $  1.12  $  1.00       --       --       --
Accumulation unit value at end of period          $  1.56  $  1.23  $  1.42  $  1.28  $  1.10  $  1.12       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                       1,280    1,440    1,719    1,929    1,252      157       --       --       --

SUBACCOUNT EAS (INVESTING IN SHARES OF BARON CAPITAL ASSET FUND - INSURANCE SHARES) (9/22/1999)
Accumulation unit value at beginning of period    $  1.07  $  1.27  $  1.14  $  1.19  $  1.00       --       --       --       --
Accumulation unit value at end of period          $  1.37  $  1.07  $  1.27  $  1.14  $  1.19       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                         522      518      617    1,639       31       --       --       --       --

SUBACCOUNT EEG (INVESTING IN SHARES OF CREDIT SUISSE TRUST - MID-CAP GROWTH PORTFOLIO) (9/22/1999)
(PREVIOUSLY CREDIT SUISSE TRUST - EMERGING GROWTH PORTFOLIO)
Accumulation unit value at beginning of period    $  0.73  $  1.05  $  1.28  $  1.31  $  1.00       --       --       --       --
Accumulation unit value at end of period          $  1.04  $  0.73  $  1.05  $  1.28  $  1.31       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                          97       73      125      795        6       --       --       --       --

SUBACCOUNT EDS (INVESTING IN SHARES OF DREYFUS VARIABLE INVESTMENT FUND DISCIPLINED STOCK PORTFOLIO - INITIAL
SHARE CLASS) (8/26/1999)
Accumulation unit value at beginning of period    $  0.66  $  0.87  $  1.02  $  1.13  $  1.00       --       --       --       --
Accumulation unit value at end of period          $  0.81  $  0.66  $  0.87  $  1.02  $  1.13       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                         588      666      725      843      135       --       --       --       --

SUBACCOUNT ECO (INVESTING IN SHARES OF DREYFUS VARIABLE INVESTMENT FUND SMALL COMPANY STOCK PORTFOLIO - INITIAL
SHARE CLASS) (8/26/1999)
Accumulation unit value at beginning of period    $  0.94  $  1.19  $  1.22  $  1.14  $  1.00       --       --       --       --
Accumulation unit value at end of period          $  1.32  $  0.94  $  1.19  $  1.22  $  1.14       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                          18       20       20       20        1       --       --       --       --

SUBACCOUNT ESR (INVESTING IN SHARES OF THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARE CLASS) (8/26/1999)
Accumulation unit value at beginning of period    $  0.58  $  0.82  $  1.08  $  1.23  $  1.00       --       --       --       --
Accumulation unit value at end of period          $  0.72  $  0.58  $  0.82  $  1.08  $  1.23       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                         433      431      434      423      123       --       --       --       --

SUBACCOUNT WECB5 (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period    $  1.04  $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period          $  1.06  $  1.04       --       --       --       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                       1,363      106       --       --       --       --       --       --       --

SUBACCOUNT WEFF5 (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period    $  1.00  $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period          $  1.14  $  1.00       --       --       --       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                          76       --       --       --       --       --       --       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2003     2002     2001     2000     1999     1998     1997     1996     1995
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEFD5 (INVESTING IN SHARES OF EVERGREEN VA FUND - CLASS 2*) (8/30/2002)
Accumulation unit value at beginning of period    $  0.96  $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period          $  1.19  $  0.96       --       --       --       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                         372       --       --       --       --       --       --       --       --
*EVERGREEN VA BLUE CHIP FUND - CLASS 2 AND EVERGREEN VA MASTERS FUND - CLASS 2 MERGED INTO EVERGREEN VA FUND -
  CLASS 2 AS OF DEC. 8, 2003

SUBACCOUNT WEGW5 (INVESTING IN SHARES OF EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2*) (8/30/2002)
Accumulation unit value at beginning of period    $  0.96  $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period          $  1.23  $  0.96       --       --       --       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                         458       --       --       --       --       --       --       --       --
*EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2 MERGED INTO EVERGREEN VA GROWTH AND INCOME FUND -
  CLASS 2 AS OF DEC. 8, 2003.

SUBACCOUNT WEGR5 (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period    $  0.99  $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period          $  1.35  $  0.99       --       --       --       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                         138        4       --       --       --       --       --       --       --

SUBACCOUNT WEHI5 (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period    $  1.04  $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period          $  1.21  $  1.04       --       --       --       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                         751      103       --       --       --       --       --       --       --

SUBACCOUNT WEIG5 (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2*) (7/31/2002)
Accumulation unit value at beginning of period    $  0.93  $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period          $  1.20  $  0.93       --       --       --       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                         493       12       --       --       --       --       --       --       --
*EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2 MERGED INTO EVERGREEN VA INTERNATIONAL EQUITY FUND -
  CLASS 2 AS OF DEC. 8, 2003.

SUBACCOUNT WEOE5 (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period    $  0.96  $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period          $  1.33  $  0.96       --       --       --       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                         441       13       --       --       --       --       --       --       --

SUBACCOUNT WESE5 (INVESTING IN SHARES OF EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2) (8/30/2002)
Accumulation unit value at beginning of period    $  0.96  $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period          $  1.44  $  0.96       --       --       --       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                          55       --       --       --       --       --       --       --       --

SUBACCOUNT WESM5 (INVESTING IN SHARES OF EVERGREEN VA SPECIAL VALUES FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period    $  0.95  $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period          $  1.21  $  0.95       --       --       --       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                         460        7       --       --       --       --       --       --       --

SUBACCOUNT WEST5 (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period    $  1.08  $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period          $  1.24  $  1.08       --       --       --       --       --       --       --
Number of accumulation units outstanding
  end of period (000 omitted)                         927        4       --       --       --       --       --       --       --

SUBACCOUNT WFBA5 (INVESTING IN SHARES OF FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS 2) (3/1/2002)
Accumulation unit value at beginning of period    $  0.91  $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period          $  1.06  $  0.91       --       --       --       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                          13       --       --       --       --       --       --       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2003     2002     2001     2000     1999     1998     1997     1996     1995
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WFCO5 (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2) (8/30/2002)
Accumulation unit value at beginning of period    $  0.97  $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period          $  1.23  $  0.97       --       --       --       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                       1,289        8       --       --       --       --       --       --       --

SUBACCOUNT WDYC5 (INVESTING IN SHARES OF FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2) (5/1/2001)
Accumulation unit value at beginning of period    $  0.87  $  0.95  $  1.00       --       --       --       --       --       --
Accumulation unit value at end of period          $  1.07  $  0.87  $  0.95       --       --       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                          59        7        1       --       --       --       --       --       --

SUBACCOUNT EFG (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS) (9/22/1999)
Accumulation unit value at beginning of period    $  0.74  $  0.90  $  1.00  $  1.05  $  1.00       --       --       --       --
Accumulation unit value at end of period          $  0.90  $  0.74  $  0.90  $  1.00  $  1.05       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                       1,884    1,684    1,678    1,383       71       --       --       --       --

SUBACCOUNT WFFG5 (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2) (3/1/2002)
Accumulation unit value at beginning of period    $  0.85  $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period          $  1.02  $  0.85       --       --       --       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                           1       --       --       --       --       --       --       --       --

SUBACCOUNT WFGR5 (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2) (3/1/2002)
Accumulation unit value at beginning of period    $  0.73  $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period          $  0.95  $  0.73       --       --       --       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                         256       14       --       --       --       --       --       --       --

SUBACCOUNT WHIP5 (INVESTING IN SHARES OF FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2) (5/1/2001)
Accumulation unit value at beginning of period    $  0.93  $  0.91  $  1.00       --       --       --       --       --       --
Accumulation unit value at end of period          $  1.16  $  0.93  $  0.91       --       --       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                         108       24        3       --       --       --       --       --       --

SUBACCOUNT EFM (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS) (9/22/1999)
Accumulation unit value at beginning of period    $  1.39  $  1.56  $  1.64  $  1.24  $  1.00       --       --       --       --
Accumulation unit value at end of period          $  1.90  $  1.39  $  1.56  $  1.64  $  1.24       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                       2,236    2,384    2,142    2,714       44       --       --       --       --

SUBACCOUNT WMDC5 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2) (5/1/2001)
Accumulation unit value at beginning of period    $  0.94  $  1.06  $  1.00       --       --       --       --       --       --
Accumulation unit value at end of period          $  1.29  $  0.94  $  1.06       --       --       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                       1,151      250       94       --       --       --       --       --       --

SUBACCOUNT EFO (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS) (9/22/1999)
Accumulation unit value at beginning of period    $  0.60  $  0.76  $  0.98  $  1.23  $  1.00       --       --       --       --
Accumulation unit value at end of period          $  0.85  $  0.60  $  0.76  $  0.98  $  1.23       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                         510      568      529      516       33       --       --       --       --

SUBACCOUNT WFOV5 (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period    $  1.00       --       --       --       --       --       --       --       --
Accumulation unit value at end of period          $  1.46       --       --       --       --       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                           1       --       --       --       --       --       --       --       --

SUBACCOUNT WISE5 (INVESTING IN SHARES OF FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2) (3/3/2000)
Accumulation unit value at beginning of period    $  0.97  $  0.99  $  0.99  $  1.00       --       --       --       --       --
Accumulation unit value at end of period          $  1.26  $  0.97  $  0.99  $  0.99       --       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                         597      224      101       34       --       --       --       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2003     2002     2001     2000     1999     1998     1997     1996     1995
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT ERE (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2) (9/22/1999)
Accumulation unit value at beginning of period    $  1.34  $  1.33  $  1.25  $  0.97  $  1.00       --       --       --       --
Accumulation unit value at end of period          $  1.80  $  1.34  $  1.33  $  1.25  $  0.97       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                         676      542      325      202        1       --       --       --       --

SUBACCOUNT WSMC5 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2) (3/3/2000)
Accumulation unit value at beginning of period    $  0.36  $  0.51  $  0.61  $  1.00       --       --       --       --       --
Accumulation unit value at end of period          $  0.48  $  0.36  $  0.51  $  0.61       --       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                       1,928      967      723      260       --       --       --       --       --

SUBACCOUNT WVAS5 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2) (3/1/2002)
Accumulation unit value at beginning of period    $  0.88  $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period          $  1.14  $  0.88       --       --       --       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                         442       55       --       --       --       --       --       --       --

SUBACCOUNT EMU (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2) (9/22/1999)
Accumulation unit value at beginning of period    $  1.07  $  1.23  $  1.17  $  1.05  $  1.00       --       --       --       --
Accumulation unit value at end of period          $  1.32  $  1.07  $  1.23  $  1.17  $  1.05       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                       4,692      966      546      170       31       --       --       --       --

SUBACCOUNT WINT5 (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2) (3/1/2002)
Accumulation unit value at beginning of period    $  0.84  $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period          $  1.09  $  0.84       --       --       --       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                       1,018      286       --       --       --       --       --       --       --

SUBACCOUNT JCG (INVESTING IN SHARES OF GOLDMAN SACHS VIT CAPITAL GROWTH FUND) (9/22/1999)
Accumulation unit value at beginning of period    $  0.66  $  0.88  $  1.05  $  1.16  $  1.00       --       --       --       --
Accumulation unit value at end of period          $  0.81  $  0.66  $  0.88  $  1.05  $  1.16       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                         442      462      626      613      226       --       --       --       --

SUBACCOUNT JUS (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND) (9/22/1999)
Accumulation unit value at beginning of period    $  0.67  $  0.87  $  1.00  $  1.12  $  1.00       --       --       --       --
Accumulation unit value at end of period          $  0.85  $  0.67  $  0.87  $  1.00  $  1.12       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                       1,449    1,109    1,183    1,247      480       --       --       --       --

SUBACCOUNT JIF (INVESTING IN SHARES OF GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND) (9/22/1999)
Accumulation unit value at beginning of period    $  0.67  $  0.83  $  1.08  $  1.27  $  1.00       --       --       --       --
Accumulation unit value at end of period          $  0.89  $  0.67  $  0.83  $  1.08  $  1.27       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                         125      113       84      195       30       --       --       --       --

SUBACCOUNT JMC (INVESTING IN SHARES OF GOLDMAN SACHS VIT MID CAP VALUE FUND) (10/4/1999)
Accumulation unit value at beginning of period    $  1.31  $  1.40  $  1.26  $  0.98  $  1.00       --       --       --       --
Accumulation unit value at end of period          $  1.66  $  1.31  $  1.40  $  1.26  $  0.98       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                         432      423      280       64       79       --       --       --       --

SUBACCOUNT ESB (INVESTING IN SHARES OF JANUS ASPEN SERIES BALANCED PORTFOLIO: INSTITUTIONAL SHARES) (10/30/1997)
Accumulation unit value at beginning of period    $  1.41  $  1.53  $  1.63  $  1.69  $  1.35  $  1.02  $  1.00       --       --
Accumulation unit value at end of period          $  1.59  $  1.41  $  1.53  $  1.63  $  1.69  $  1.35  $  1.02       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                       7,217    8,096    9,901   11,285    8,581    2,680       69       --       --

SUBACCOUNT EJT (INVESTING IN SHARES OF JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES) (5/2/2000)
Accumulation unit value at beginning of period    $  0.25  $  0.42  $  0.68  $  1.00       --       --       --       --       --
Accumulation unit value at end of period          $  0.35  $  0.25  $  0.42  $  0.68       --       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                         751      779      878      898       --       --       --       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2003     2002     2001     2000     1999     1998     1997     1996     1995
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EJG (INVESTING IN SHARES OF JANUS ASPEN SERIES GROWTH PORTFOLIO: SERVICE SHARES) (5/2/2000)
Accumulation unit value at beginning of period    $  0.44  $  0.61  $  0.82  $  1.00       --       --       --       --       --
Accumulation unit value at end of period          $  0.57  $  0.44  $  0.61  $  0.82       --       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                       2,188    2,583    3,385    2,472       --       --       --       --       --

SUBACCOUNT EJI (INVESTING IN SHARES OF JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES) (5/2/2000)
Accumulation unit value at beginning of period    $  0.44  $  0.60  $  0.80  $  1.00       --       --       --       --       --
Accumulation unit value at end of period          $  0.58  $  0.44  $  0.60  $  0.80       --       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                       2,119    1,323    1,719    1,304       --       --       --       --       --

SUBACCOUNT EJA (INVESTING IN SHARES OF JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO: SERVICE SHARES) (5/2/2000)
Accumulation unit value at beginning of period    $  0.30  $  0.42  $  0.70  $  1.00       --       --       --       --       --
Accumulation unit value at end of period          $  0.39  $  0.30  $  0.42  $  0.70       --       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                       1,578    1,833    2,218    1,737       --       --       --       --       --

SUBACCOUNT EWG (INVESTING IN SHARES OF JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO: INSTITUTIONAL SHARES) (10/30/1997)
Accumulation unit value at beginning of period    $  0.99  $  1.34  $  1.76  $  2.11  $  1.30  $  1.03  $  1.00       --       --
Accumulation unit value at end of period          $  1.21  $  0.99  $  1.34  $  1.76  $  2.11  $  1.30  $  1.03       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                       3,909    4,305    5,322    5,746    3,751    1,721       62       --       --

SUBACCOUNT EDE (INVESTING IN SHARES OF JPMORGAN U.S. LARGE CAP CORE EQUITY PORTFOLIO) (9/22/1999)
Accumulation unit value at beginning of period    $  0.60  $  0.81  $  0.94  $  1.07  $  1.00       --       --       --       --
Accumulation unit value at end of period          $  0.76  $  0.60  $  0.81  $  0.94  $  1.07       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                         826      719      700      673       51       --       --       --       --

SUBACCOUNT ERQ (INVESTING IN SHARES OF LAZARD RETIREMENT EQUITY PORTFOLIO) (9/22/1999)
Accumulation unit value at beginning of period    $  0.75  $  0.91  $  1.00  $  1.01  $  1.00       --       --       --       --
Accumulation unit value at end of period          $  0.92  $  0.75  $  0.91  $  1.00  $  1.01       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                         133      122      168      154        1       --       --       --       --

SUBACCOUNT ERI (INVESTING IN SHARES OF LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO) (9/22/1999)
Accumulation unit value at beginning of period    $  0.63  $  0.72  $  0.96  $  1.07  $  1.00       --       --       --       --
Accumulation unit value at end of period          $  0.80  $  0.63  $  0.72  $  0.96  $  1.07       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                         133       79       82       62        1       --       --       --       --

SUBACCOUNT WGRS5 (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS) (1/29/2003)
Accumulation unit value at beginning of period    $  1.00       --       --       --       --       --       --       --       --
Accumulation unit value at end of period          $  1.23       --       --       --       --       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                          58       --       --       --       --       --       --       --       --

SUBACCOUNT WGIS5 (INVESTING IN SHARES OF MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS) (3/3/2000)
Accumulation unit value at beginning of period    $  0.66  $  0.84  $  1.02  $  1.00       --       --       --       --       --
Accumulation unit value at end of period          $  0.79  $  0.66  $  0.84  $  1.02       --       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                         505      346      219       67       --       --       --       --       --

SUBACCOUNT WSGI5 (INVESTING IN SHARES OF MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS) (3/1/2002)
Accumulation unit value at beginning of period    $  0.80  $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period          $  0.96  $  0.80       --       --       --       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                           5       --       --       --       --       --       --       --       --

SUBACCOUNT END (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS) (9/22/1999)
Accumulation unit value at beginning of period    $  0.89  $  1.33  $  1.42  $  1.47  $  1.00       --       --       --       --
Accumulation unit value at end of period          $  1.18  $  0.89  $  1.33  $  1.42  $  1.47       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                       1,301    1,252    1,506    2,229       64       --       --       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2003     2002     2001     2000     1999     1998     1997     1996     1995
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSND5 (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS) (3/1/2002)
Accumulation unit value at beginning of period    $  0.73  $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period          $  0.97  $  0.73       --       --       --       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                         180       20       --       --       --       --       --       --       --

SUBACCOUNT ERS (INVESTING IN SHARES OF MFS(R) RESEARCH SERIES - INITIAL CLASS) (9/22/1999)
Accumulation unit value at beginning of period    $  0.63  $  0.85  $  1.09  $  1.16  $  1.00       --       --       --       --
Accumulation unit value at end of period          $  0.77  $  0.63  $  0.85  $  1.09  $  1.16       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                       1,404    1,695    1,873    1,902      242       --       --       --       --

SUBACCOUNT WSTR5 (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS) (3/1/2002)
Accumulation unit value at beginning of period    $  0.93  $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period          $  1.06  $  0.93       --       --       --       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                       1,510       11       --       --       --       --       --       --       --

SUBACCOUNT EUT (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - INITIAL CLASS) (9/22/1999)
Accumulation unit value at beginning of period    $  0.72  $  0.95  $  1.27  $  1.20  $  1.00       --       --       --       --
Accumulation unit value at end of period          $  0.97  $  0.72  $  0.95  $  1.27  $  1.20       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                       1,996    2,205    2,550    1,939       30       --       --       --       --

SUBACCOUNT WSUT5 (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS) (3/1/2002)
Accumulation unit value at beginning of period    $  0.85  $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period          $  1.14  $  0.85       --       --       --       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                          38        6       --       --       --       --       --       --       --

SUBACCOUNT EEQ (INVESTING IN SHARES OF OPCAP EQUITY PORTFOLIO) (10/30/1997)
Accumulation unit value at beginning of period    $  0.92  $  1.19  $  1.30  $  1.20  $  1.19  $  1.07  $  1.00       --       --
Accumulation unit value at end of period          $  1.17  $  0.92  $  1.19  $  1.30  $  1.20  $  1.19  $  1.07       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                       1,313    1,473    1,734    2,097    1,705    1,059       63       --       --

SUBACCOUNT EMD (INVESTING IN SHARES OF OPCAP MANAGED PORTFOLIO) (2/21/1995)
Accumulation unit value at beginning of period    $  1.73  $  2.12  $  2.26  $  2.09  $  2.02  $  1.91  $  1.58  $  1.31  $  1.00
Accumulation unit value at end of period          $  2.08  $  1.73  $  2.12  $  2.26  $  2.09  $  2.02  $  1.91  $  1.58  $  1.31
Number of accumulation units outstanding at
  end of period (000 omitted)                       3,074    3,505    4,419    5,334    5,792    5,686    4,134    2,462      436

SUBACCOUNT ESC (INVESTING IN SHARES OF OPCAP SMALL CAP PORTFOLIO) (10/30/1997)
Accumulation unit value at beginning of period    $  1.03  $  1.33  $  1.25  $  0.88  $  0.91  $  1.01  $  1.00       --       --
Accumulation unit value at end of period          $  1.45  $  1.03  $  1.33  $  1.25  $  0.88  $  0.91  $  1.01       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                       2,149    2,331    2,776    3,515    2,984    1,413       87       --       --

SUBACCOUNT EUS (INVESTING IN SHARES OF OPCAP U.S. GOVERNMENT INCOME PORTFOLIO) (2/21/1995)
Accumulation unit value at beginning of period    $  1.49  $  1.38  $  1.31  $  1.21  $  1.24    $1.17  $  1.10  $  1.09  $  1.00
Accumulation unit value at end of period          $  1.49  $  1.49  $  1.38  $  1.31  $  1.21    $1.24  $  1.17  $  1.10  $  1.09
Number of accumulation units outstanding at
  end of period (000 omitted)                       3,606    3,728    4,284    4,613    4,954    3,585    2,253    1,252      413

SUBACCOUNT EGR (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA) (10/30/1997)
Accumulation unit value at beginning of period    $  1.06  $  1.47  $  1.71  $  1.73  $  1.24    $1.02  $  1.00       --       --
Accumulation unit value at end of period          $  1.37  $  1.06  $  1.47  $  1.71  $  1.73    $1.24  $  1.02       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                       4,247    4,574    5,441    6,036    4,244    1,867       67       --       --

SUBACCOUNT WOCA5 (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES) (8/30/2002)
Accumulation unit value at beginning of period    $  0.97  $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period          $  1.25  $  0.97       --       --       --       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                         167       --       --       --       --       --       --       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2003     2002     2001     2000     1999     1998     1997     1996     1995
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EGS (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA) (8/26/1999)
Accumulation unit value at beginning of period    $  0.99  $  1.29  $  1.49  $  1.44  $  1.00       --       --       --       --
Accumulation unit value at end of period          $  1.40  $  0.99  $  1.29  $  1.49  $  1.44       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                         151      154      158      155        1       --       --       --       --

SUBACCOUNT WOGS5 (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES) (5/1/2002)
Accumulation unit value at beginning of period    $  0.77  $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period          $  1.09  $  0.77       --       --       --       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                         347       12       --       --       --       --       --       --       --

SUBACCOUNT EHI (INVESTING IN SHARES OF OPPENHEIMER HIGH INCOME FUND/VA) (10/30/1997)
Accumulation unit value at beginning of period    $  0.95  $  0.98  $  0.98  $  1.03  $  1.00  $  1.01  $  1.00       --       --
Accumulation unit value at end of period          $  1.16  $  0.95  $  0.98  $  0.98  $  1.03  $  1.00  $  1.01       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                       2,742    3,065    3,906    4,453    3,718    2,185       77       --       --

SUBACCOUNT WOHI5 (INVESTING IN SHARES OF OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES) (1/29/2003)
Accumulation unit value at beginning of period    $  1.00       --       --       --       --       --       --       --       --
Accumulation unit value at end of period          $  1.21       --       --       --       --       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                         449       --       --       --       --       --       --       --       --

SUBACCOUNT EGC (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET FUND/VA) (8/26/1999)
Accumulation unit value at beginning of period    $  0.71  $  0.88  $  0.99  $  1.10  $  1.00       --       --       --       --
Accumulation unit value at end of period          $  0.88  $  0.71  $  0.88  $  0.99  $  1.10       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                         465      538      591      680       34       --       --       --       --

SUBACCOUNT WOSM5 (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES) (7/31/2002)
Accumulation unit value at beginning of period    $  0.95  $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period          $  1.35  $  0.95       --       --       --       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                         247        4       --       --       --       --       --       --       --

SUBACCOUNT EST (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA) (8/26/1999)
Accumulation unit value at beginning of period    $  1.15  $  1.08  $  1.05  $  1.04  $  1.00       --       --       --       --
Accumulation unit value at end of period          $  1.34  $  1.15  $  1.08  $  1.05  $  1.04       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                         247      268      238      268       44       --       --       --       --

SUBACCOUNT WSTB5 (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES) (5/1/2002)
Accumulation unit value at beginning of period    $  1.03  $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period          $  1.19  $  1.03       --       --       --       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                       1,544       10       --       --       --       --       --       --       --

SUBACCOUNT EDI (INVESTING IN SHARES OF PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IA SHARES) (2/21/1995)
Accumulation unit value at beginning of period    $  1.35  $  1.29  $  1.26  $  1.27  $  1.27  $  1.30  $  1.23  $  1.15  $  1.00
Accumulation unit value at end of period          $  1.60  $  1.35  $  1.29  $  1.26  $  1.27  $  1.27  $  1.30  $  1.23  $  1.15
Number of accumulation units outstanding at
  end of period (000 omitted)                       3,536    4,181    5,433    6,502    6,356    5,963    3,151    1,824      601

SUBACCOUNT EPD (INVESTING IN SHARES OF PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB SHARES) (10/5/1998)
Accumulation unit value at beginning of period    $  1.06  $  1.01  $  0.99  $  1.01  $  1.00  $  1.00       --       --       --
Accumulation unit value at end of period          $  1.25  $  1.06  $  1.01  $  0.99  $  1.01  $  1.00       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                       2,512    2,872    3,528    4,032    2,911      344       --       --       --

SUBACCOUNT EGG (INVESTING IN SHARES OF PUTNAM VT GLOBAL EQUITY FUND CLASS - IA SHARES) (6/10/1997)
Accumulation unit value at beginning of period    $  0.77  $  1.00  $  1.44  $  2.08  $  1.28  $  1.00  $  1.00       --       --
Accumulation unit value at end of period          $  0.98  $  0.77  $  1.00  $  1.44  $  2.08  $  1.28  $  1.00       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                       1,853    2,036    2,188    1,852    1,412      996      388       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2003     2002     2001     2000     1999     1998     1997     1996     1995
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EGI (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IA SHARES) (2/21/1995)
Accumulation unit value at beginning of period    $  1.69  $  2.11  $  2.28  $  2.14  $  2.14  $  1.88  $  1.53  $  1.27  $  1.00
Accumulation unit value at end of period          $  2.13  $  1.69  $  2.11  $  2.28  $  2.14  $  2.14  $  1.88  $  1.53  $  1.27
Number of accumulation units outstanding at
  end of period (000 omitted)                       5,362    6,087    7,387    8,782    9,311    9,161    6,452    3,655    1,152

SUBACCOUNT EPG (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES) (10/5/1998)
Accumulation unit value at beginning of period    $  0.93  $  1.16  $  1.26  $  1.18  $  1.18  $  1.00       --       --       --
Accumulation unit value at end of period          $  1.16  $  0.93  $  1.16  $  1.26  $  1.18  $  1.18       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                       5,239    5,706    6,280    6,616    4,302      239       --       --       --

SUBACCOUNT WHSC5 (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES) (5/1/2002)
Accumulation unit value at beginning of period    $  0.84  $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period          $  0.98  $  0.84       --       --       --       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                          87       12       --       --       --       --       --       --       --

SUBACCOUNT EHY (INVESTING IN SHARES OF PUTNAM VT HIGH YIELD FUND - CLASS IA SHARES) (2/21/1995)
Accumulation unit value at beginning of period    $  1.26  $  1.28  $  1.25  $  1.38  $  1.33  $  1.43  $  1.27  $  1.14  $  1.00
Accumulation unit value at end of period          $  1.57  $  1.26  $  1.28  $  1.25  $  1.38  $  1.33  $  1.43  $  1.27  $  1.14
Number of accumulation units outstanding at
  end of period (000 omitted)                       1,564    1,898    2,714    3,230    3,544    3,846    2,321    1,270      480

SUBACCOUNT EPH (INVESTING IN SHARES OF PUTNAM VT HIGH YIELD FUND - CLASS IB  SHARES) (10/5/1998)
Accumulation unit value at beginning of period    $  0.95  $  0.97  $  0.95  $  1.05  $  1.01  $  1.00       --       --       --
Accumulation unit value at end of period          $  1.19  $  0.95  $  0.97  $  0.95  $  1.05  $  1.01       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                       1,246    1,409    1,726    1,912    1,297      130       --       --       --

SUBACCOUNT WINC5 (INVESTING IN SHARES OF PUTNAM VT INCOME FUND - CLASS IB SHARES) (3/1/2002)
Accumulation unit value at beginning of period    $  1.05  $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period          $  1.08  $  1.05       --       --       --       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                          82        7       --       --       --       --       --       --       --

SUBACCOUNT EPL (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES) (9/22/1999)
Accumulation unit value at beginning of period    $  0.76  $  0.93  $  1.19  $  1.33  $  1.00       --       --       --       --
Accumulation unit value at end of period          $  0.96  $  0.76  $  0.93  $  1.19  $  1.33       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                       2,177    1,856    1,775    2,192      347       --       --       --       --

SUBACCOUNT EPI (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND - CLASS IB SHARES) (8/26/1999)
Accumulation unit value at beginning of period    $  0.72  $  0.84  $  1.08  $  1.08  $  1.00       --       --       --       --
Accumulation unit value at end of period          $  0.97  $  0.72  $  0.84  $  1.08  $  1.08       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                           7       42       55      174        7       --       --       --       --

SUBACCOUNT EPN (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES) (9/22/1999)
Accumulation unit value at beginning of period    $  0.55  $  0.65  $  0.93  $  1.53  $  1.00       --       --       --       --
Accumulation unit value at end of period          $  0.73  $  0.55  $  0.65  $  0.93  $  1.53       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                       1,788      762    3,607      847       35       --       --       --       --

SUBACCOUNT ENO (INVESTING IN SHARES OF PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IA SHARES) (2/21/1995)
Accumulation unit value at beginning of period    $  1.30  $  1.89  $  2.74  $  3.76  $  2.25  $  1.84  $  1.51  $  1.39  $  1.00
Accumulation unit value at end of period          $  1.70  $  1.30  $  1.89  $  2.74  $  3.76  $  2.25  $  1.84  $  1.51  $  1.39
Number of accumulation units outstanding at
  end of period (000 omitted)                       3,442    4,079    4,835    5,123    5,476    5,798    4,575    2,980      691

SUBACCOUNT WPRE5 (INVESTING IN SHARES OF PUTNAM VT RESEARCH FUND - CLASS IB SHARES) (1/29/2003)
Accumulation unit value at beginning of period    $  1.00       --       --       --       --       --       --       --       --
Accumulation unit value at end of period          $  1.27       --       --       --       --       --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                           3       --       --       --       --       --       --       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2003     2002     2001     2000     1999     1998     1997     1996     1995
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EPT (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES) (8/26/1999)
Accumulation unit value at beginning of period    $  0.63  $  0.92  $  1.40  $  1.48  $  1.00       --       --       --       --
Accumulation unit value at end of period          $  0.82  $  0.63  $  0.92  $  1.40  $  1.48       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)                      951      888      782      403        1       --       --       --       --

SUBACCOUNT EVO (INVESTING IN SHARES OF PUTNAM VT VOYAGER FUND - CLASS IA SHARES) (6/10/1997)
Accumulation unit value at beginning of period    $  1.01  $  1.39  $  1.82  $  2.21  $  1.41  $  1.15  $  1.00       --       --
Accumulation unit value at end of period          $  1.25  $  1.01  $  1.39  $  1.82  $  2.21  $  1.41  $  1.15       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)                      906    1,025    1,116    1,105      743      440      148       --       --

SUBACCOUNT EPV (INVESTING IN SHARES OF PUTNAM VT VOYAGER FUND - CLASS IB SHARES) (10/5/1998)
Accumulation unit value at beginning of period    $  0.97  $  1.34  $  1.76  $  2.14  $  1.37  $  1.00       --       --       --
Accumulation unit value at end of period          $  1.20  $  0.97  $  1.34  $  1.76  $  2.14  $  1.37       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)                    3,645    4,080    4,806    5,289    2,959      125       --       --       --

SUBACCOUNT EMC (INVESTING IN SHARES OF ROYCE MICRO-CAP PORTFOLIO) (9/22/1999)
Accumulation unit value at beginning of period    $  1.48  $  1.72  $  1.34  $  1.15  $  1.00       --       --       --       --
Accumulation unit value at end of period          $  2.17  $  1.48  $  1.72  $  1.34  $  1.15       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)                      510      369      267      239       37       --       --       --       --

SUBACCOUNT EPR (INVESTING IN SHARES OF ROYCE SMALL-CAP PORTFOLIO) (9/22/1999)
Accumulation unit value at beginning of period    $  1.40  $  1.65  $  1.38  $  1.05  $  1.00       --       --       --       --
Accumulation unit value at end of period          $  1.95  $  1.40  $  1.65  $  1.38  $  1.05       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)                      735      712      543      188        1       --       --       --       --

SUBACCOUNT WSAP5 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND) (1/29/2003)
Accumulation unit value at beginning of period    $  1.00       --       --       --       --       --       --       --       --
Accumulation unit value at end of period          $  1.20       --       --       --       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)                       20       --       --       --       --       --       --       --       --

SUBACCOUNT WSGR5 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST GROWTH AND INCOME FUND) (1/29/2003)
Accumulation unit value at beginning of period    $  1.00       --       --       --       --       --       --       --       --
Accumulation unit value at end of period          $  1.28       --       --       --       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)                       10       --       --       --       --       --       --       --       --

SUBACCOUNT WSIE5 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND) (1/29/2003)
Accumulation unit value at beginning of period    $  1.00       --       --       --       --       --       --       --       --
Accumulation unit value at end of period          $  1.43       --       --       --       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)                       --       --       --       --       --       --       --       --       --

SUBACCOUNT WSIG5 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND) (1/29/2003)
Accumulation unit value at beginning of period    $  1.00       --       --       --       --       --       --       --       --
Accumulation unit value at end of period          $  1.02       --       --       --       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)                       27       --       --       --       --       --       --       --       --

SUBACCOUNT WSME5 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND) (1/29/2003)
Accumulation unit value at beginning of period    $  1.00       --       --       --       --       --       --       --       --
Accumulation unit value at end of period          $  1.31       --       --       --       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)                        7       --       --       --       --       --       --       --       --

SUBACCOUNT WSSV5 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND) (1/29/2003)
Accumulation unit value at beginning of period    $  1.00       --       --       --       --       --       --       --       --
Accumulation unit value at end of period          $  1.40       --       --       --       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)                        1       --       --       --       --       --       --       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2003     2002     2001     2000     1999     1998     1997     1996     1995
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSVI5 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST VALUE INCOME STOCK FUND) (1/29/2003)
Accumulation unit value at beginning of period    $  1.00       --       --       --       --       --       --       --       --
Accumulation unit value at end of period          $  1.27       --       --       --       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)                        6       --       --       --       --       --       --       --       --

SUBACCOUNT ETV (INVESTING IN SHARES OF THIRD AVENUE VALUE PORTFOLIO) (5/2/2000)
Accumulation unit value at beginning of period    $  1.27  $  1.44  $  1.29  $  1.00       --       --       --       --       --
Accumulation unit value at end of period          $  1.79  $  1.27  $  1.44  $  1.29       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)                      786      539      557       63       --       --       --       --       --

SUBACCOUNT WVCP5 (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES) (8/30/2002)
Accumulation unit value at beginning of period    $  0.98  $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period          $  1.26  $  0.98       --       --       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)                      458       --       --       --       --       --       --       --       --

SUBACCOUNT WVGI5 (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES) (8/30/2002)
Accumulation unit value at beginning of period    $  0.96  $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period          $  1.21  $  0.96       --       --       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)                      215       --       --       --       --       --       --       --       --

SUBACCOUNT WVRE5 (INVESTING IN SHARES OF VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES) (8/30/2002)
Accumulation unit value at beginning of period    $  0.96  $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period          $  1.30  $  0.96       --       --       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)                       28        1       --       --       --       --       --       --       --

SUBACCOUNT EIC (INVESTING IN SHARES OF WANGER INTERNATIONAL SMALL CAP) (9/22/1999)
Accumulation unit value at beginning of period    $  0.71  $  0.83  $  1.07  $  1.51  $  1.00       --       --       --       --
 Accumulation unit value at end of period         $  1.04  $  0.71  $  0.83  $  1.07  $  1.51       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)                    2,509      479      523      431       28       --       --       --       --

SUBACCOUNT EUC (INVESTING IN SHARES OF WANGER U.S. SMALLER COMPANIES) (9/22/1999)
Accumulation unit value at beginning of period    $  0.94  $  1.15  $  1.04  $  1.15  $  1.00       --       --       --       --
Accumulation unit value at end of period          $  1.33  $  0.94  $  1.15  $  1.04  $  1.15       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)                      382      351      268      231       19       --       --       --       --

SUBACCOUNT WAAL5 (INVESTING IN SHARES OF WELLS FARGO VT ASSET ALLOCATION FUND) (3/3/2000)
Accumulation unit value at beginning of period    $  0.78  $  0.90  $  0.99  $  1.00       --       --       --       --       --
Accumulation unit value at end of period          $  0.94  $  0.78  $  0.90  $  0.99       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)                    1,313    1,043      580      201       --       --       --       --       --

SUBACCOUNT WEQI5 (INVESTING IN SHARES OF WELLS FARGO VT EQUITY INCOME FUND) (3/3/2000)
Accumulation unit value at beginning of period    $  0.84  $  1.05  $  1.13  $  1.00       --       --       --       --       --
Accumulation unit value at end of period          $  1.04  $  0.84  $  1.05  $  1.13       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)                    1,128      922      553      180       --       --       --       --       --

SUBACCOUNT WEQV5 (INVESTING IN SHARES OF WELLS FARGO VT EQUITY VALUE FUND) (3/3/2000)
Accumulation unit value at beginning of period    $  0.75  $  1.01  $  1.09  $  1.00       --       --       --       --       --
Accumulation unit value at end of period          $  0.93  $  0.75  $  1.01  $  1.09       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)                      156      158      119       14       --       --       --       --       --

SUBACCOUNT WGRO5 (INVESTING IN SHARES OF WELLS FARGO VT GROWTH FUND) (3/3/2000)
Accumulation unit value at beginning of period    $  0.51  $  0.69  $  0.87  $  1.00       --       --       --       --       --
Accumulation unit value at end of period          $  0.62  $  0.51  $  0.69  $  0.87       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)                      285      233      190      151       --       --       --       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2003     2002     2001     2000     1999     1998     1997     1996     1995
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WIEQ5 (INVESTING IN SHARES OF WELLS FARGO VT INTERNATIONAL EQUITY FUND) (7/3/2000)
Accumulation unit value at beginning of period    $  0.56  $  0.73  $  0.89  $  1.00       --       --       --       --       --
Accumulation unit value at end of period          $  0.72  $  0.56  $  0.73  $  0.89       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)                      116       89       60       --       --       --       --       --       --

SUBACCOUNT WLCG5 (INVESTING IN SHARES OF WELLS FARGO VT LARGE COMPANY GROWTH FUND) (3/3/2000)
Accumulation unit value at beginning of period    $  0.53  $  0.74  $  0.95  $  1.00       --       --       --       --       --
Accumulation unit value at end of period          $  0.65  $  0.53  $  0.74  $  0.95       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)                    2,456    2,281    2,046      887       --       --       --       --       --

SUBACCOUNT WMMK5 (INVESTING IN SHARES OF WELLS FARGO VT MONEY MARKET FUND) (3/3/2000)
Accumulation unit value at beginning of period    $  1.05  $  1.05  $  1.03  $  1.00       --       --       --       --       --
Accumulation unit value at end of period          $  1.04  $  1.05  $  1.05  $  1.03       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)                      616      596      712      309       --       --       --       --       --

SUBACCOUNT WSCG5 (INVESTING IN SHARES OF WELLS FARGO VT SMALL CAP GROWTH FUND) (3/3/2000)
Accumulation unit value at beginning of period    $  0.25  $  0.42  $  0.56  $  1.00       --       --       --       --       --
Accumulation unit value at end of period          $  0.35  $  0.25  $  0.42  $  0.56       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)                    1,424    1,243    1,146      278       --       --       --       --       --

SUBACCOUNT WCBD5 (INVESTING IN SHARES OF WELLS FARGO VT TOTAL RETURN BOND FUND) (3/3/2000)
Accumulation unit value at beginning of period    $  1.19  $  1.12  $  1.06  $  1.00       --       --       --       --       --
Accumulation unit value at end of period          $  1.28  $  1.19  $  1.12  $  1.06       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)                      225      167      155       54       --       --       --       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                               2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WBCA4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.57  $  0.75  $  0.91  $  1.00
Accumulation unit value at end of period                                                       $  0.72  $  0.57  $  0.75  $  0.91
Number of accumulation units outstanding at end of period (000 omitted)                            771      773      937      406

SUBACCOUNT WCAR4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.51  $  0.67  $  0.83  $  1.00
Accumulation unit value at end of period                                                       $  0.65  $  0.51  $  0.67  $  0.83
Number of accumulation units outstanding at end of period (000 omitted)                            453      194      218       99

SUBACCOUNT WCMG4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.00       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             15       --       --       --

SUBACCOUNT WBND4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.01       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            146       --       --       --

SUBACCOUNT WDEI4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.87  $  1.09  $  1.08  $  1.00
Accumulation unit value at end of period                                                       $  1.21  $  0.87  $  1.09  $  1.08
Number of accumulation units outstanding at end of period (000 omitted)                            828      608      455       63

SUBACCOUNT WESL4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.02       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             29       --       --       --

SUBACCOUNT WGRF4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.05       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             56       --       --       --

SUBACCOUNT WEXI4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.84  $  0.91  $  0.88  $  1.00
Accumulation unit value at end of period                                                       $  1.03  $  0.84  $  0.91  $  0.88
Number of accumulation units outstanding at end of period (000 omitted)                            521      389      466      217

SUBACCOUNT WNDM4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.54  $  0.71  $  0.86  $  1.00
Accumulation unit value at end of period                                                       $  0.67  $  0.54  $  0.71  $  0.86
Number of accumulation units outstanding at end of period (000 omitted)                          2,308    1,916    1,815      868

SUBACCOUNT WSVA4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND) (5/1/2002)
Accumulation unit value at beginning of period                                                 $  0.79  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.07  $  0.79       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            158       35       --       --

SUBACCOUNT WSPF4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.06       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             59       --       --       --

SUBACCOUNT WFDI4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  1.15  $  1.10  $  1.05  $  1.00
Accumulation unit value at end of period                                                       $  1.15  $  1.15  $  1.10  $  1.05
Number of accumulation units outstanding at end of period (000 omitted)                          2,513    2,555    1,473      328

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                               2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSCA4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.68  $  0.83  $  0.90  $  1.00
Accumulation unit value at end of period                                                       $  0.98  $  0.68  $  0.83  $  0.90
Number of accumulation units outstanding at end of period (000 omitted)                            709      597      552       81

SUBACCOUNT WABA4 (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.07       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            149       --       --       --

SUBACCOUNT WCAP4 (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.42  $  0.57  $  0.75  $  1.00
Accumulation unit value at end of period                                                       $  0.54  $  0.42  $  0.57  $  0.75
Number of accumulation units outstanding at end of period (000 omitted)                          3,859    3,888    4,485    2,561

SUBACCOUNT WAAC4 (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.03       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             22       --       --       --

SUBACCOUNT WAAD4 (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.04       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

SUBACCOUNT WVAL4 (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.48  $  0.70  $  0.81  $  1.00
Accumulation unit value at end of period                                                       $  0.59  $  0.48  $  0.70  $  0.81
Number of accumulation units outstanding at end of period (000 omitted)                          8,470    8,628    9,987    5,200

SUBACCOUNT WAVA4 (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.04       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

SUBACCOUNT WGIP4 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B)) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.07       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             23       --       --       --

SUBACCOUNT WPRG4 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B)) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.02       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                              1       --       --       --

SUBACCOUNT WTEC4 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B)) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.00       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                              5       --       --       --

SUBACCOUNT WAGR4 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B)) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.05       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

SUBACCOUNT WSRG4 (INVESTING IN SHARES OF THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARE CLASS) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.48  $  0.69  $  0.90  $  1.00
Accumulation unit value at end of period                                                       $  0.60  $  0.48  $  0.69  $  0.90
Number of accumulation units outstanding at end of period (000 omitted)                          1,117    1,131    1,356    1,009

SUBACCOUNT WECB4 (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.01       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            498       --       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                               2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEFF4 (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.03       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             21       --       --       --

SUBACCOUNT WEFD4 (INVESTING IN SHARES OF EVERGREEN VA FUND - CLASS 2*) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.05       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            107       --       --       --
*EVERGREEN VA BLUE CHIP FUND - CLASS 2 AND EVERGREEN VA MASTERS FUND - CLASS 2 MERGED INTO EVERGREEN VA FUND -
  CLASS 2 AS OF DEC. 8, 2003.

SUBACCOUNT WEGW4 (INVESTING IN SHARES OF EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2*) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.06       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            148       --       --       --
*EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2 MERGED INTO EVERGREEN VA GROWTH AND INCOME FUND -
  CLASS 2 AS OF DEC. 8, 2003.

SUBACCOUNT WEGR4 (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.01       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             78       --       --       --

SUBACCOUNT WEHI4 (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.03       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            253       --       --       --

SUBACCOUNT WEIG4 (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2*) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.08       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            260       --       --       --
*EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2 MERGED INTO EVERGREEN VA INTERNATIONAL EQUITY FUND -
  CLASS 2 AS OF DEC. 8, 2003.

SUBACCOUNT WEOE4 (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.02       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            162       --       --       --

SUBACCOUNT WESE4 (INVESTING IN SHARES OF EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.00       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             30       --       --       --

SUBACCOUNT WESM4 (INVESTING IN SHARES OF EVERGREEN VA SPECIAL VALUES FUND - CLASS 2) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.06       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            144       --       --       --

SUBACCOUNT WEST4 (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.03       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            246       --       --       --

SUBACCOUNT WFCO4 (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.04       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            211       --       --       --

SUBACCOUNT WDYC4 (INVESTING IN SHARES OF FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2) (5/1/2001)
Accumulation unit value at beginning of period                                                 $  0.87  $  0.95  $  1.00       --
Accumulation unit value at end of period                                                       $  1.07  $  0.87  $  0.95       --
Number of accumulation units outstanding at end of period (000 omitted)                            355      240       66       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                               2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WFGR4 (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.03       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             50       --       --       --

SUBACCOUNT WHIP4 (INVESTING IN SHARES OF FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2) (5/1/2001)
Accumulation unit value at beginning of period                                                 $  0.93  $  0.91  $  1.00       --
Accumulation unit value at end of period                                                       $  1.16  $  0.93  $  0.91       --
Number of accumulation units outstanding at end of period (000 omitted)                            264      104       58       --

SUBACCOUNT WMDC4 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2) (5/1/2001)
Accumulation unit value at beginning of period                                                 $  0.94  $  1.06  $  1.00       --
Accumulation unit value at end of period                                                       $  1.28  $  0.94  $  1.06       --
Number of accumulation units outstanding at end of period (000 omitted)                          1,221      723      367       --

SUBACCOUNT WFOV4 (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.08       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             11       --       --       --

SUBACCOUNT WISE4 (INVESTING IN SHARES OF FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.97  $  0.99  $  0.99  $  1.00
Accumulation unit value at end of period                                                       $  1.25  $  0.97  $  0.99  $  0.99
Number of accumulation units outstanding at end of period (000 omitted)                          3,071    2,665    2,006      287

SUBACCOUNT WRES4 (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  1.26  $  1.26  $  1.18  $  1.00
Accumulation unit value at end of period                                                       $  1.69  $  1.26  $  1.26  $  1.18
Number of accumulation units outstanding at end of period (000 omitted)                            675      674      373       72

SUBACCOUNT WSMC4 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.38  $  0.55  $  0.65  $  1.00
Accumulation unit value at end of period                                                       $  0.52  $  0.38  $  0.55  $  0.65
Number of accumulation units outstanding at end of period (000 omitted)                          3,979    3,832    3,330    1,583

SUBACCOUNT WVAS4 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2) (5/1/2002)
Accumulation unit value at beginning of period                                                 $  0.79  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.03  $  0.79       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            269       96       --       --

SUBACCOUNT WMSS4 (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  1.02  $  1.17  $  1.11  $  1.00
Accumulation unit value at end of period                                                       $  1.26  $  1.02  $  1.17  $  1.11
Number of accumulation units outstanding at end of period (000 omitted)                          1,702    1,165      691      102

SUBACCOUNT WINT4 (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.07       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            100       --       --       --

SUBACCOUNT WUSE4 (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.61  $  0.79  $  0.92  $  1.00
Accumulation unit value at end of period                                                       $  0.78  $  0.61  $  0.79  $  0.92
Number of accumulation units outstanding at end of period (000 omitted)                          1,619    1,894    1,465      633

SUBACCOUNT WMCV4 (INVESTING IN SHARES OF GOLDMAN SACHS VIT MID CAP VALUE FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  1.47  $  1.56  $  1.41  $  1.00
Accumulation unit value at end of period                                                       $  1.86  $  1.47  $  1.56  $  1.41
Number of accumulation units outstanding at end of period (000 omitted)                          1,312    1,266      982      307

SUBACCOUNT WGRS4 (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.02       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             39       --       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                               2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WGIS4 (INVESTING IN SHARES OF MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.66  $  0.84  $  1.02  $  1.00
Accumulation unit value at end of period                                                       $  0.79  $  0.66  $  0.84  $  1.02
Number of accumulation units outstanding at end of period (000 omitted)                          1,612    1,500    1,420      385

SUBACCOUNT WSND4 (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  0.98       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             10       --       --       --

SUBACCOUNT WSTR4 (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.05       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             80       --       --       --

SUBACCOUNT WUTS4 (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - INITIAL CLASS) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.53  $  0.69  $  0.93  $  1.00
Accumulation unit value at end of period                                                       $  0.71  $  0.53  $  0.69  $  0.93
Number of accumulation units outstanding at end of period (000 omitted)                          2,887    3,195    4,300    2,083

SUBACCOUNT WSUT4 (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.09       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             10       --       --       --

SUBACCOUNT WOCA4 (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.05       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             24       --       --       --

SUBACCOUNT WOGS4 (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES) (5/1/2002)
Accumulation unit value at beginning of period                                                 $  0.77  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.09  $  0.77       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            299        6       --       --

SUBACCOUNT WOHI4 (INVESTING IN SHARES OF OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.03       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

SUBACCOUNT WOSM4 (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.03       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             72       --       --       --

SUBACCOUNT WSTB4 (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES) (5/1/2002)
Accumulation unit value at beginning of period                                                 $  1.03  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.19  $  1.03       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            415       83       --       --

SUBACCOUNT WGIN4 (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.07       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

SUBACCOUNT WHSC4 (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES) (5/1/2002)
Accumulation unit value at beginning of period                                                 $  0.84  $  1.00       --       --
Accumulation unit value at end of period                                                       $  0.98  $  0.84       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            120       30       --       --

SUBACCOUNT WIGR4 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.48  $  0.59  $  0.75  $  1.00
Accumulation unit value at end of period                                                       $  0.60  $  0.48  $  0.59  $  0.75
Number of accumulation units outstanding at end of period (000 omitted)                          5,252    5,517    6,094    3,827

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                               2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WPRE4 (INVESTING IN SHARES OF PUTNAM VT RESEARCH FUND - CLASS IB SHARES) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.05       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

SUBACCOUNT WVIS4 (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.33  $  0.48  $  0.74  $  1.00
Accumulation unit value at end of period                                                       $  0.43  $  0.33  $  0.48  $  0.74
Number of accumulation units outstanding at end of period (000 omitted)                          4,787    5,352    6,122    3,255

SUBACCOUNT WSAP4 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.04       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

SUBACCOUNT WSGR4 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST GROWTH AND INCOME FUND) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.07       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             49       --       --       --

SUBACCOUNT WSIE4 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.10       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

SUBACCOUNT WSIG4 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.01       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

SUBACCOUNT WSME4 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.04       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

SUBACCOUNT WSSV4 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.07       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

SUBACCOUNT WSVI4 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST VALUE INCOME STOCK FUND) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.06       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

SUBACCOUNT WVCP4 (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.08       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             37       --       --       --

SUBACCOUNT WVGI4 (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.08       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             21       --       --       --

SUBACCOUNT WVRE4 (INVESTING IN SHARES OF VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.06       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                              8       --       --       --

SUBACCOUNT WAAL4 (INVESTING IN SHARES OF WELLS FARGO VT ASSET ALLOCATION FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.78  $  0.90  $  0.99  $  1.00
Accumulation unit value at end of period                                                       $  0.93  $  0.78  $  0.90  $  0.99
Number of accumulation units outstanding at end of period (000 omitted)                          8,591    8,776   10,263    5,333

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                               2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEQI4 (INVESTING IN SHARES OF WELLS FARGO VT EQUITY INCOME FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.84  $  1.05  $  1.13  $  1.00
Accumulation unit value at end of period                                                       $  1.04  $  0.84  $  1.05  $  1.13
Number of accumulation units outstanding at end of period (000 omitted)                          2,730    2,251    2,076      834

SUBACCOUNT WEQV4 (INVESTING IN SHARES OF WELLS FARGO VT EQUITY VALUE FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.75  $  1.00  $  1.09  $  1.00
Accumulation unit value at end of period                                                       $  0.93  $  0.75  $  1.00  $  1.09
Number of accumulation units outstanding at end of period (000 omitted)                            855      689      530      191

SUBACCOUNT WGRO4 (INVESTING IN SHARES OF WELLS FARGO VT GROWTH FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.51  $  0.69  $  0.87  $  1.00
Accumulation unit value at end of period                                                       $  0.62  $  0.51  $  0.69  $  0.87
Number of accumulation units outstanding at end of period (000 omitted)                            426      422      603      402

SUBACCOUNT WIEQ4 (INVESTING IN SHARES OF WELLS FARGO VT INTERNATIONAL EQUITY FUND) (7/3/2000)
Accumulation unit value at beginning of period                                                 $  0.56  $  0.74  $  0.89  $  1.00
Accumulation unit value at end of period                                                       $  0.72  $  0.56  $  0.74  $  0.89
Number of accumulation units outstanding at end of period (000 omitted)                            497      359      290      104

SUBACCOUNT WLCG4 (INVESTING IN SHARES OF WELLS FARGO VT LARGE COMPANY GROWTH FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.52  $  0.74  $  0.95  $  1.00
Accumulation unit value at end of period                                                       $  0.65  $  0.52  $  0.74  $  0.95
Number of accumulation units outstanding at end of period (000 omitted)                         12,549   11,956   12,882    6,802

SUBACCOUNT WMMK4 (INVESTING IN SHARES OF WELLS FARGO VT MONEY MARKET FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  1.05  $  1.05  $  1.03  $  1.00
Accumulation unit value at end of period                                                       $  1.04  $  1.05  $  1.05  $  1.03
Number of accumulation units outstanding at end of period (000 omitted)                          4,153    5,698    7,943    3,801

SUBACCOUNT WSCG4 (INVESTING IN SHARES OF WELLS FARGO VT SMALL CAP GROWTH FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.25  $  0.41  $  0.56  $  1.00
Accumulation unit value at end of period                                                       $  0.35  $  0.25  $  0.41  $  0.56
Number of accumulation units outstanding at end of period (000 omitted)                          3,982    3,821    3,996    1,923

SUBACCOUNT WCBD4 (INVESTING IN SHARES OF WELLS FARGO VT TOTAL RETURN BOND FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  1.19  $  1.12  $  1.06  $  1.00
Accumulation unit value at end of period                                                       $  1.27  $  1.19  $  1.12  $  1.06
Number of accumulation units outstanding at end of period (000 omitted)                          1,278    1,671    1,386      644

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                               2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WBCA3 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.57  $  0.75  $  0.91  $  1.00
Accumulation unit value at end of period                                                       $  0.72  $  0.57  $  0.75  $  0.91
Number of accumulation units outstanding at end of period (000 omitted)                          1,064      804    1,097      789

SUBACCOUNT WCAR3 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.51  $  0.67  $  0.83  $  1.00
Accumulation unit value at end of period                                                       $  0.65  $  0.51  $  0.67  $  0.83
Number of accumulation units outstanding at end of period (000 omitted)                            384      138      565      479

SUBACCOUNT SCMG2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND) (5/1/2000)
Accumulation unit value at beginning of period                                                 $  1.04  $  1.05  $  1.03  $  1.00
Accumulation unit value at end of period                                                       $  1.03  $  1.04  $  1.05  $  1.03
Number of accumulation units outstanding at end of period (000 omitted)                          2,410    4,222    3,979    2,613

SUBACCOUNT SBND2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND) (5/1/2000)
Accumulation unit value at beginning of period                                                 $  1.14  $  1.09  $  1.03  $  1.00
Accumulation unit value at end of period                                                       $  1.17  $  1.14  $  1.09  $  1.03
Number of accumulation units outstanding at end of period (000 omitted)                            337      264      317       64

SUBACCOUNT WDEI3 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.87  $  1.09  $  1.08  $  1.00
Accumulation unit value at end of period                                                       $  1.20  $  0.87  $  1.09  $  1.08
Number of accumulation units outstanding at end of period (000 omitted)                            666      368      223       66

SUBACCOUNT WESL3 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND) (8/30/2002)
Accumulation unit value at beginning of period                                                 $  1.02  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.23  $  1.02       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             14       11       --       --

SUBACCOUNT SGRO2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND) (5/1/2000)
Accumulation unit value at beginning of period                                                 $  0.36  $  0.50  $  0.74  $  1.00
Accumulation unit value at end of period                                                       $  0.44  $  0.36  $  0.50  $  0.74
Number of accumulation units outstanding at end of period (000 omitted)                            141       35       83      211

SUBACCOUNT WEXI3 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.83  $  0.90  $  0.87  $  1.00
Accumulation unit value at end of period                                                       $  1.02  $  0.83  $  0.90  $  0.87
Number of accumulation units outstanding at end of period (000 omitted)                            579      835      633      310

SUBACCOUNT SMGD2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND) (5/1/2000)
Accumulation unit value at beginning of period                                                 $  0.71  $  0.83  $  0.94  $  1.00
Accumulation unit value at end of period                                                       $  0.84  $  0.71  $  0.83  $  0.94
Number of accumulation units outstanding at end of period (000 omitted)                            439      426      178       51

SUBACCOUNT WNDM3 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.54  $  0.71  $  0.86  $  1.00
Accumulation unit value at end of period                                                       $  0.67  $  0.54  $  0.71  $  0.86
Number of accumulation units outstanding at end of period (000 omitted)                          1,967    2,700    3,128    2,130

SUBACCOUNT WSVA3 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND) (5/1/2002)
Accumulation unit value at beginning of period                                                 $  0.79  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.07  $  0.79       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             48       22       --       --

SUBACCOUNT WSPF3 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.06       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                               2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WFDI3 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  1.15  $  1.10  $  1.05  $  1.00
Accumulation unit value at end of period                                                       $  1.15  $  1.15  $  1.10  $  1.05
Number of accumulation units outstanding at end of period (000 omitted)                          2,667    2,375    1,609      272

SUBACCOUNT WSCA3 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.67  $  0.83  $  0.90  $  1.00
Accumulation unit value at end of period                                                       $  0.98  $  0.67  $  0.83  $  0.90
Number of accumulation units outstanding at end of period (000 omitted)                            759      350      367      173

SUBACCOUNT WABA3 (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES) (7/31/2002)
Accumulation unit value at beginning of period                                                 $  0.95  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.25  $  0.95       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             77       40       --       --

SUBACCOUNT WCAP3 (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.42  $  0.57  $  0.75  $  1.00
Accumulation unit value at end of period                                                       $  0.54  $  0.42  $  0.57  $  0.75
Number of accumulation units outstanding at end of period (000 omitted)                          4,189    3,934    5,772    5,686

SUBACCOUNT WAAC3 (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES) (3/1/2002)
Accumulation unit value at beginning of period                                                 $  0.79  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.00  $  0.79       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             28        1       --       --

SUBACCOUNT SCDV2 (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES) (5/1/2000)
Accumulation unit value at beginning of period                                                 $  0.68  $  0.88  $  0.97  $  1.00
Accumulation unit value at end of period                                                       $  0.91  $  0.68  $  0.88  $  0.97
Number of accumulation units outstanding at end of period (000 omitted)                            185      221      804      850

SUBACCOUNT WAAD3 (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                                 $  0.94  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.25  $  0.94       --       --
Number of accumulation units outstanding at end of period (000 omitted)                              5       --       --       --

SUBACCOUNT WVAL3 (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.48  $  0.70  $  0.81  $  1.00
Accumulation unit value at end of period                                                       $  0.59  $  0.48  $  0.70  $  0.81
Number of accumulation units outstanding at end of period (000 omitted)                          6,543    7,632    9,749    6,187

SUBACCOUNT WAVA3 (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES) (3/1/2002)
Accumulation unit value at beginning of period                                                 $  0.74  $  1.00       --       --
Accumulation unit value at end of period                                                       $  0.91  $  0.74       --       --
Number of accumulation units outstanding at end of period (000 omitted)                              2        2       --       --

SUBACCOUNT WGIP3 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B)) (8/30/2002)
Accumulation unit value at beginning of period                                                 $  0.95  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.24  $  0.95       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             31        1       --       --

SUBACCOUNT SPGR2 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B)) (5/1/2000)
Accumulation unit value at beginning of period                                                 $  0.44  $  0.65  $  0.80  $  1.00
Accumulation unit value at end of period                                                       $  0.54  $  0.44  $  0.65  $  0.80
Number of accumulation units outstanding at end of period (000 omitted)                            957    1,162    2,397    1,899

SUBACCOUNT STEC2 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B)) (5/1/2000)
Accumulation unit value at beginning of period                                                 $  0.27  $  0.48  $  0.65  $  1.00
Accumulation unit value at end of period                                                       $  0.39  $  0.27  $  0.48  $  0.65
Number of accumulation units outstanding at end of period (000 omitted)                          1,304    1,976    2,165    2,882

SUBACCOUNT WAGR3 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B)) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.05       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                               2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SUGH2 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO
  (CLASS B)) (5/1/2000)
Accumulation unit value at beginning of period                                                 $  1.14  $  1.07  $  1.01  $  1.00
Accumulation unit value at end of period                                                       $  1.16  $  1.14  $  1.07  $  1.01
Number of accumulation units outstanding at end of period (000 omitted)                            919    1,233      854      405

SUBACCOUNT SCAS2 (INVESTING IN SHARES OF BARON CAPITAL ASSET FUND - INSURANCE SHARES) (5/1/2000)
Accumulation unit value at beginning of period                                                 $  0.89  $  1.06  $  0.95  $  1.00
Accumulation unit value at end of period                                                       $  1.14  $  0.89  $  1.06  $  0.95
Number of accumulation units outstanding at end of period (000 omitted)                            556       47      100       44

SUBACCOUNT SEGR2 (INVESTING IN SHARES OF CREDIT SUISSE TRUST - MID-CAP GROWTH PORTFOLIO) (5/1/2000)
  (PREVIOUSLY CREDIT SUISSE TRUST - EMERGING GROWTH PORTFOLIO)
Accumulation unit value at beginning of period                                                 $  0.53  $  0.77  $  0.93  $  1.00
Accumulation unit value at end of period                                                       $  0.76  $  0.53  $  0.77  $  0.93
Number of accumulation units outstanding at end of period (000 omitted)                             38        9        9      103

SUBACCOUNT WSRG3 (INVESTING IN SHARES OF THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARE CLASS) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.48  $  0.69  $  0.90  $  1.00
Accumulation unit value at end of period                                                       $  0.60  $  0.48  $  0.69  $  0.90
Number of accumulation units outstanding at end of period (000 omitted)                            486      476      792      355

SUBACCOUNT WECB3 (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                 $  1.04  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.06  $  1.04       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            223       92       --       --

SUBACCOUNT WEFF3 (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                 $  1.00  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.14  $  1.00       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             48       --       --       --

SUBACCOUNT WEFD3 (INVESTING IN SHARES OF EVERGREEN VA FUND - CLASS 2*) (8/30/2002)
Accumulation unit value at beginning of period                                                 $  0.96  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.19  $  0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             73       --       --       --
*EVERGREEN VA BLUE CHIP FUND - CLASS 2 AND EVERGREEN VA MASTERS FUND - CLASS 2 MERGED INTO EVERGREEN VA FUND -
  CLASS 2 AS OF DEC. 8, 2003.

SUBACCOUNT WEGW3 (INVESTING IN SHARES OF EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2*) (8/30/2002)
Accumulation unit value at beginning of period                                                 $  0.96  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.22  $  0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             98       --       --       --
*EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2 MERGED INTO EVERGREEN VA GROWTH AND INCOME FUND -
  CLASS 2 AS OF DEC. 8, 2003.

SUBACCOUNT WEGR3 (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                 $  0.98  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.35  $  0.98       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             16        6       --       --

SUBACCOUNT WEHI3 (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                 $  1.04  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.20  $  1.04       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             85       19       --       --

SUBACCOUNT WEIG3 (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2*) (7/31/2002)
Accumulation unit value at beginning of period                                                 $  0.93  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.20  $  0.93       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            115       14       --       --
*EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2 MERGED INTO EVERGREEN VA INTERNATIONAL EQUITY FUND -
  CLASS 2 AS OF DEC. 8, 2003.

SUBACCOUNT WEOE3 (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                 $  0.96  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.32  $  0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             91       44       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                               2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WESE3 (INVESTING IN SHARES OF EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2) (8/30/2002)
Accumulation unit value at beginning of period                                                 $  0.96  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.43  $  0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             66       10       --       --

SUBACCOUNT WESM3 (INVESTING IN SHARES OF EVERGREEN VA SPECIAL VALUES FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                 $  0.95  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.21  $  0.95       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             68       22       --       --

SUBACCOUNT WEST3 (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                 $  1.08  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.24  $  1.08       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             56        6       --       --

SUBACCOUNT WFBA3 (INVESTING IN SHARES OF FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS 2) (3/1/2002)
Accumulation unit value at beginning of period                                                 $  0.91  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.02  $  0.91       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             64       --       --       --

SUBACCOUNT WFCO3 (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2) (8/30/2002)
Accumulation unit value at beginning of period                                                 $  0.97  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.22  $  0.97       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             54        1       --       --

SUBACCOUNT WDYC3 (INVESTING IN SHARES OF FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2) (5/1/2001)
Accumulation unit value at beginning of period                                                 $  0.87  $  0.95  $  1.00       --
Accumulation unit value at end of period                                                       $  1.07  $  0.87  $  0.95       --
Number of accumulation units outstanding at end of period (000 omitted)                            196       85       61       --

SUBACCOUNT SGRI2 (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS) (5/1/2000)
Accumulation unit value at beginning of period                                                 $  0.73  $  0.89  $  0.99  $  1.00
Accumulation unit value at end of period                                                       $  0.89  $  0.73  $  0.89  $  0.99
Number of accumulation units outstanding at end of period (000 omitted)                            914      828      805      637

SUBACCOUNT WFFG3 (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2) (3/1/2002)
Accumulation unit value at beginning of period                                                 $  0.85  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.02  $  0.85       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             39       --       --       --

SUBACCOUNT WFGR3 (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2) (3/1/2002)
Accumulation unit value at beginning of period                                                 $  0.73  $  1.00       --       --
Accumulation unit value at end of period                                                       $  0.95  $  0.73       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             56       41       --       --

SUBACCOUNT WHIP3 (INVESTING IN SHARES OF FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2) (5/1/2001)
Accumulation unit value at beginning of period                                                 $  0.93  $  0.91  $  1.00       --
Accumulation unit value at end of period                                                       $  1.16  $  0.93  $  0.91       --
Number of accumulation units outstanding at end of period (000 omitted)                            508      136       42       --

SUBACCOUNT SMDC2 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS) (5/1/2000)
Accumulation unit value at beginning of period                                                 $  0.96  $  1.09  $  1.14  $  1.00
Accumulation unit value at end of period                                                       $  1.32  $  0.96  $  1.09  $  1.14
Number of accumulation units outstanding at end of period (000 omitted)                          1,305    1,744    3,297    3,650

SUBACCOUNT WMDC3 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2) (5/1/2001)
Accumulation unit value at beginning of period                                                 $  0.94  $  1.06  $  1.00       --
Accumulation unit value at end of period                                                       $  1.28  $  0.94  $  1.06       --
Number of accumulation units outstanding at end of period (000 omitted)                          1,114      559      156       --

SUBACCOUNT SOVS2 (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS) (5/1/2000)
Accumulation unit value at beginning of period                                                 $  0.52  $  0.66  $  0.85  $  1.00
Accumulation unit value at end of period                                                       $  0.73  $  0.52  $  0.66  $  0.85
Number of accumulation units outstanding at end of period (000 omitted)                            186      165      476      506

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                               2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WFOV3 (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.08       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

SUBACCOUNT WISE3 (INVESTING IN SHARES OF FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.96  $  0.98  $  0.99  $  1.00
Accumulation unit value at end of period                                                       $  1.25  $  0.96  $  0.98  $  0.99
Number of accumulation units outstanding at end of period (000 omitted)                          2,346    1,370    1,111      101

SUBACCOUNT WRES3 (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  1.26  $  1.26  $  1.18  $  1.00
Accumulation unit value at end of period                                                       $  1.69  $  1.26  $  1.26  $  1.18
Number of accumulation units outstanding at end of period (000 omitted)                            771      926      232       92

SUBACCOUNT WSMC3 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.35  $  0.51  $  0.61  $  1.00
Accumulation unit value at end of period                                                       $  0.48  $  0.35  $  0.51  $  0.61
Number of accumulation units outstanding at end of period (000 omitted)                          2,995    2,561    2,597      797

SUBACCOUNT WVAS3 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2) (3/1/2002)
Accumulation unit value at beginning of period                                                 $  0.88  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.14  $  0.88       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            190       61       --       --

SUBACCOUNT WMSS3 (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  1.02  $  1.17  $  1.11  $  1.00
Accumulation unit value at end of period                                                       $  1.26  $  1.02  $  1.17  $  1.11
Number of accumulation units outstanding at end of period (000 omitted)                          1,946    1,063      324       39

SUBACCOUNT WINT3 (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2) (3/1/2002)
Accumulation unit value at beginning of period                                                 $  0.84  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.09  $  0.84       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            256       76       --       --

SUBACCOUNT SCGR2 (INVESTING IN SHARES OF GOLDMAN SACHS VIT CAPITAL GROWTH FUND) (5/1/2000)
Accumulation unit value at beginning of period                                                 $  0.57  $  0.77  $  0.91  $  1.00
Accumulation unit value at end of period                                                       $  0.70  $  0.57  $  0.77  $  0.91
Number of accumulation units outstanding at end of period (000 omitted)                            106       86       56       89

SUBACCOUNT WUSE3 (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.61  $  0.79  $  0.92  $  1.00
Accumulation unit value at end of period                                                       $  0.78  $  0.61  $  0.79  $  0.92
Number of accumulation units outstanding at end of period (000 omitted)                          1,380    1,247    1,017      587

SUBACCOUNT SIEQ2 (INVESTING IN SHARES OF GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND) (5/1/2000)
Accumulation unit value at beginning of period                                                 $  0.54  $  0.67  $  0.88  $  1.00
Accumulation unit value at end of period                                                       $  0.72  $  0.54  $  0.67  $  0.88
Number of accumulation units outstanding at end of period (000 omitted)                             49       50       68       77

SUBACCOUNT WMCV3 (INVESTING IN SHARES OF GOLDMAN SACHS VIT MID CAP VALUE FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  1.47  $  1.56  $  1.41  $  1.00
Accumulation unit value at end of period                                                       $  1.85  $  1.47  $  1.56  $  1.41
Number of accumulation units outstanding at end of period (000 omitted)                            906      799      626      220

SUBACCOUNT SGLT2 (INVESTING IN SHARES OF JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES) (5/1/2000)
Accumulation unit value at beginning of period                                                 $  0.24  $  0.42  $  0.68  $  1.00
Accumulation unit value at end of period                                                       $  0.35  $  0.24  $  0.42  $  0.68
Number of accumulation units outstanding at end of period (000 omitted)                            254      254      633      769

SUBACCOUNT SGRP2 (INVESTING IN SHARES OF JANUS ASPEN SERIES GROWTH PORTFOLIO: SERVICE SHARES) (5/1/2000)
Accumulation unit value at beginning of period                                                 $  0.44  $  0.60  $  0.82  $  1.00
Accumulation unit value at end of period                                                       $  0.56  $  0.44  $  0.60  $  0.82
Number of accumulation units outstanding at end of period (000 omitted)                          1,650    2,346    3,152    4,333

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                               2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SINT2 (INVESTING IN SHARES OF JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES) (5/1/2000)
Accumulation unit value at beginning of period                                                 $  0.44  $  0.60  $  0.80  $  1.00
Accumulation unit value at end of period                                                       $  0.58  $  0.44  $  0.60  $  0.80
Number of accumulation units outstanding at end of period (000 omitted)                            799      541    1,195    1,077

SUBACCOUNT SAGP2 (INVESTING IN SHARES OF JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO: SERVICE SHARES) (5/1/2000)
Accumulation unit value at beginning of period                                                 $  0.30  $  0.42  $  0.70  $  1.00
Accumulation unit value at end of period                                                       $  0.39  $  0.30  $  0.42  $  0.70
Number of accumulation units outstanding at end of period (000 omitted)                            411      456      951    1,050

SUBACCOUNT SUDE2 (INVESTING IN SHARES OF JPMORGAN U.S. LARGE CAP CORE EQUITY PORTFOLIO) (5/1/2000)
Accumulation unit value at beginning of period                                                 $  0.58  $  0.78  $  0.89  $  1.00
Accumulation unit value at end of period                                                       $  0.73  $  0.58  $  0.78  $  0.89
Number of accumulation units outstanding at end of period (000 omitted)                            276      243      230      225

SUBACCOUNT SREQ2 (INVESTING IN SHARES OF LAZARD RETIREMENT EQUITY PORTFOLIO) (5/1/2000)
Accumulation unit value at beginning of period                                                 $  0.75  $  0.91  $  1.00  $  1.00
Accumulation unit value at end of period                                                       $  0.92  $  0.75  $  0.91  $  1.00
Number of accumulation units outstanding at end of period (000 omitted)                             38       38       23       18

SUBACCOUNT SRIE2 (INVESTING IN SHARES OF LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO) (5/1/2000)
Accumulation unit value at beginning of period                                                 $  0.62  $  0.71  $  0.95  $  1.00
Accumulation unit value at end of period                                                       $  0.79  $  0.62  $  0.71  $  0.95
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       11

SUBACCOUNT WGRS3 (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.02       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

SUBACCOUNT WGIS3 (INVESTING IN SHARES OF MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.66  $  0.84  $  1.02  $  1.00
Accumulation unit value at end of period                                                       $  0.79  $  0.66  $  0.84  $  1.02
Number of accumulation units outstanding at end of period (000 omitted)                          1,935    1,503    1,473      440

SUBACCOUNT WSGI3 (INVESTING IN SHARES OF MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS) (3/1/2002)
Accumulation unit value at beginning of period                                                 $  0.80  $  1.00       --       --
Accumulation unit value at end of period                                                       $  0.95  $  0.80       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             39       --       --       --

SUBACCOUNT SNDS2 (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS) (5/1/2000)
Accumulation unit value at beginning of period                                                 $  0.60  $  0.89  $  0.95  $  1.00
Accumulation unit value at end of period                                                       $  0.79  $  0.60  $  0.89  $  0.95
Number of accumulation units outstanding at end of period (000 omitted)                            440      403    1,229    1,292

SUBACCOUNT WSND3 (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS) (3/1/2002)
Accumulation unit value at beginning of period                                                 $  0.73  $  1.00       --       --
Accumulation unit value at end of period                                                       $  0.96  $  0.73       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             14        9       --       --

SUBACCOUNT SRSS2 (INVESTING IN SHARES OF MFS(R) RESEARCH SERIES - INITIAL CLASS) (5/1/2000)
Accumulation unit value at beginning of period                                                 $  0.52  $  0.70  $  0.90  $  1.00
Accumulation unit value at end of period                                                       $  0.64  $  0.52  $  0.70  $  0.90
Number of accumulation units outstanding at end of period (000 omitted)                            360      915    1,090    1,014

SUBACCOUNT WSTR3 (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS) (3/1/2002)
Accumulation unit value at beginning of period                                                 $  0.93  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.06  $  0.93       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            261       26       --       --

SUBACCOUNT WUTS3 (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - INITIAL CLASS) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.48  $  0.63  $  0.85  $  1.00
Accumulation unit value at end of period                                                       $  0.64  $  0.48  $  0.63  $  0.85
Number of accumulation units outstanding at end of period (000 omitted)                          2,767    2,321    2,824    1,785

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                               2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSUT3 (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS) (3/1/2002)
Accumulation unit value at beginning of period                                                 $  0.85  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.14  $  0.85       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             11       10       --       --

SUBACCOUNT WOCA3 (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                                 $  0.97  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.24  $  0.97       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             41        4       --       --

SUBACCOUNT WOGS3 (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES) (5/1/2002)
Accumulation unit value at beginning of period                                                 $  0.77  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.09  $  0.77       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            508       78       --       --

SUBACCOUNT WOHI3 (INVESTING IN SHARES OF OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.03       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                              1       --       --       --

SUBACCOUNT WOSM3 (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES) (7/31/2002)
Accumulation unit value at beginning of period                                                 $  0.95  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.35  $  0.95       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             47        5       --       --

SUBACCOUNT WSTB3 (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES) (5/1/2002)
Accumulation unit value at beginning of period                                                 $  1.03  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.19  $  1.03       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            514       73       --       --

SUBACCOUNT WGIN3 (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES) (3/1/2002)
Accumulation unit value at beginning of period                                                 $  0.81  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.02  $  0.81       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             26       22       --       --

SUBACCOUNT WHSC3 (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES) (5/1/2002)
Accumulation unit value at beginning of period                                                 $  0.84  $  1.00       --       --
Accumulation unit value at end of period                                                       $  0.98  $  0.84       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            147       12       --       --

SUBACCOUNT WINC3 (INVESTING IN SHARES OF PUTNAM VT INCOME FUND - CLASS IB SHARES) (3/1/2002)
Accumulation unit value at beginning of period                                                 $  1.05  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.08  $  1.05       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             12       12       --       --

SUBACCOUNT WIGR3 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.48  $  0.59  $  0.75  $  1.00
Accumulation unit value at end of period                                                       $  0.60  $  0.48  $  0.59  $  0.75
Number of accumulation units outstanding at end of period (000 omitted)                          3,064    3,437    4,040    2,678

SUBACCOUNT WPRE3 (INVESTING IN SHARES OF PUTNAM VT RESEARCH FUND - CLASS IB SHARES) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.05       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

SUBACCOUNT WVIS3 (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.33  $  0.48  $  0.74  $  1.00
Accumulation unit value at end of period                                                       $  0.43  $  0.33  $  0.48  $  0.74
Number of accumulation units outstanding at end of period (000 omitted)                          3,345    3,966    4,624    2,513

SUBACCOUNT SMCC2 (INVESTING IN SHARES OF ROYCE MICRO-CAP PORTFOLIO) (5/1/2000)
Accumulation unit value at beginning of period                                                 $  1.24  $  1.44  $  1.13  $  1.00
Accumulation unit value at end of period                                                       $  1.82  $  1.24  $  1.44  $  1.13
Number of accumulation units outstanding at end of period (000 omitted)                            432      599      467      173

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                               2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SPRM2 (INVESTING IN SHARES OF ROYCE SMALL-CAP PORTFOLIO) (5/1/2000)
Accumulation unit value at beginning of period                                                 $  1.17  $  1.38  $  1.15  $  1.00
Accumulation unit value at end of period                                                       $  1.62  $  1.17  $  1.38  $  1.15
Number of accumulation units outstanding at end of period (000 omitted)                            228      227      115      284

SUBACCOUNT WSAP3 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.04       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

SUBACCOUNT WSGR3 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST GROWTH AND INCOME FUND) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.07       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

SUBACCOUNT WSIE3 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.10       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

SUBACCOUNT WSIG3 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.01       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

SUBACCOUNT WSME3 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.04       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

SUBACCOUNT WSSV3 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.07       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

SUBACCOUNT WSVI3 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST VALUE INCOME STOCK FUND) (11/6/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.06       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

SUBACCOUNT SVLU2 (INVESTING IN SHARES OF THIRD AVENUE VALUE PORTFOLIO) (5/1/2000)
Accumulation unit value at beginning of period                                                 $  1.27  $  1.44  $  1.29  $  1.00
Accumulation unit value at end of period                                                       $  1.78  $  1.27  $  1.44  $  1.29
Number of accumulation units outstanding at end of period (000 omitted)                            433      865      548      486

SUBACCOUNT WVCP3 (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                                 $  0.98  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.26  $  0.98       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             53        9       --       --

SUBACCOUNT WVGI3 (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II
  SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                                 $  0.96  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.21  $  0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             51        2       --       --

SUBACCOUNT WVRE3 (INVESTING IN SHARES OF VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                                 $  0.96  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.30  $  0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             16       --       --       --

SUBACCOUNT SISM2 (INVESTING IN SHARES OF WANGER INTERNATIONAL SMALL CAP) (5/1/2000)
Accumulation unit value at beginning of period                                                 $  0.47  $  0.55  $  0.71  $  1.00
Accumulation unit value at end of period                                                       $  0.68  $  0.47  $  0.55  $  0.71
Number of accumulation units outstanding at end of period (000 omitted)                            371      397      402      434

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                               2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SUSC2 (INVESTING IN SHARES OF WANGER U.S. SMALLER COMPANIES) (5/1/2000)
Accumulation unit value at beginning of period                                                 $  0.93  $  1.14  $  1.04  $  1.00
Accumulation unit value at end of period                                                       $  1.32  $  0.93  $  1.14  $  1.04
Number of accumulation units outstanding at end of period (000 omitted)                            107       67       77       31

SUBACCOUNT WAAL3 (INVESTING IN SHARES OF WELLS FARGO VT ASSET ALLOCATION FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.77  $  0.90  $  0.98  $  1.00
Accumulation unit value at end of period                                                       $  0.93  $  0.77  $  0.90  $  0.98
Number of accumulation units outstanding at end of period (000 omitted)                          8,104    7,521    7,089    2,048

SUBACCOUNT WEQI3 (INVESTING IN SHARES OF WELLS FARGO VT EQUITY INCOME FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.83  $  1.05  $  1.13  $  1.00
Accumulation unit value at end of period                                                       $  1.04  $  0.83  $  1.05  $  1.13
Number of accumulation units outstanding at end of period (000 omitted)                          3,317    3,205    1,972      437

SUBACCOUNT WEQV3 (INVESTING IN SHARES OF WELLS FARGO VT EQUITY VALUE FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.75  $  1.00  $  1.09  $  1.00
Accumulation unit value at end of period                                                       $  0.93  $  0.75  $  1.00  $  1.09
Number of accumulation units outstanding at end of period (000 omitted)                            883      714      448       53

SUBACCOUNT WGRO3 (INVESTING IN SHARES OF WELLS FARGO VT GROWTH FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.51  $  0.69  $  0.87  $  1.00
Accumulation unit value at end of period                                                       $  0.62  $  0.51  $  0.69  $  0.87
Number of accumulation units outstanding at end of period (000 omitted)                            783      534      367      206

SUBACCOUNT WIEQ3 (INVESTING IN SHARES OF WELLS FARGO VT INTERNATIONAL EQUITY FUND) (7/3/2000)
Accumulation unit value at beginning of period                                                 $  0.56  $  0.74  $  0.89  $  1.00
Accumulation unit value at end of period                                                       $  0.72  $  0.56  $  0.74  $  0.89
Number of accumulation units outstanding at end of period (000 omitted)                            667      537      375       74

SUBACCOUNT WLCG3 (INVESTING IN SHARES OF WELLS FARGO VT LARGE COMPANY GROWTH FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.52  $  0.74  $  0.95  $  1.00
Accumulation unit value at end of period                                                       $  0.65  $  0.52  $  0.74  $  0.95
Number of accumulation units outstanding at end of period (000 omitted)                         10,578   10,235   10,689    4,598

SUBACCOUNT WMMK3 (INVESTING IN SHARES OF WELLS FARGO VT MONEY MARKET FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  1.04  $  1.04  $  1.02  $  1.00
Accumulation unit value at end of period                                                       $  1.03  $  1.04  $  1.04  $  1.02
Number of accumulation units outstanding at end of period (000 omitted)                          3,637    5,843    8,907    2,106

SUBACCOUNT WSCG3 (INVESTING IN SHARES OF WELLS FARGO VT SMALL CAP GROWTH FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.25  $  0.41  $  0.56  $  1.00
Accumulation unit value at end of period                                                       $  0.35  $  0.25  $  0.41  $  0.56
Number of accumulation units outstanding at end of period (000 omitted)                          3,200    3,011    3,655    2,209

SUBACCOUNT WCBD3 (INVESTING IN SHARES OF WELLS FARGO VT TOTAL RETURN BOND FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  1.19  $  1.12  $  1.06  $  1.00
Accumulation unit value at end of period                                                       $  1.27  $  1.19  $  1.12  $  1.06
Number of accumulation units outstanding at end of period (000 omitted)                          1,482    1,583    1,373      321

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                                                          2003
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UCMG6 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  0.99
Number of accumulation units outstanding at end of period (000 omitted)                                                     1,098

SUBACCOUNT UBND6 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                       392

SUBACCOUNT UDEI6 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.45
Number of accumulation units outstanding at end of period (000 omitted)                                                       208

SUBACCOUNT UESL6 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.26
Number of accumulation units outstanding at end of period (000 omitted)                                                         3

SUBACCOUNT UGRO6 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.22
Number of accumulation units outstanding at end of period (000 omitted)                                                        14

SUBACCOUNT UNDM6 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.26
Number of accumulation units outstanding at end of period (000 omitted)                                                       240

SUBACCOUNT USVA6 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.40
Number of accumulation units outstanding at end of period (000 omitted)                                                        99

SUBACCOUNT USPF6 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.29
Number of accumulation units outstanding at end of period (000 omitted)                                                       508

SUBACCOUNT UFIF6 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.00
Number of accumulation units outstanding at end of period (000 omitted)                                                     1,170

SUBACCOUNT UABA6 (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.35
Number of accumulation units outstanding at end of period (000 omitted)                                                       380

SUBACCOUNT UAAC6 (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.30
Number of accumulation units outstanding at end of period (000 omitted)                                                        27

SUBACCOUNT UAAD6 (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.36
Number of accumulation units outstanding at end of period (000 omitted)                                                        14

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                          2003
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UAVA6 (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.25
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT UGIP6 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B)) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.32
Number of accumulation units outstanding at end of period (000 omitted)                                                       265

SUBACCOUNT UPRG6 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B)) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.24
Number of accumulation units outstanding at end of period (000 omitted)                                                       185

SUBACCOUNT UTEC6 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B)) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.41
Number of accumulation units outstanding at end of period (000 omitted)                                                       131

SUBACCOUNT UAGR6 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B)) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.18
Number of accumulation units outstanding at end of period (000 omitted)                                                        74

SUBACCOUNT UECB6 (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                       568

SUBACCOUNT UEFF6 (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                        77

SUBACCOUNT UEFD6 (INVESTING IN SHARES OF EVERGREEN VA FUND - CLASS 2*) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.28
Number of accumulation units outstanding at end of period (000 omitted)                                                       214
*EVERGREEN VA BLUE CHIP FUND - CLASS 2 AND EVERGREEN VA MASTERS FUND - CLASS 2 MERGED INTO EVERGREEN VA FUND -
  CLASS 2 AS OF DEC. 8, 2003.

SUBACCOUNT UEGW6 (INVESTING IN SHARES OF EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2*) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.31
Number of accumulation units outstanding at end of period (000 omitted)                                                       264
*EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2 MERGED INTO EVERGREEN VA GROWTH AND INCOME FUND -
  CLASS 2 AS OF DEC. 8, 2003.

SUBACCOUNT UEGR6 (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.40
Number of accumulation units outstanding at end of period (000 omitted)                                                       155

SUBACCOUNT UEHI6 (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                       833

SUBACCOUNT UEIG6 (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2*) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.35
Number of accumulation units outstanding at end of period (000 omitted)                                                       247
*EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2 MERGED INTO EVERGREEN VA INTERNATIONAL EQUITY FUND -
  CLASS 2 AS OF DEC. 8, 2003.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                          2003
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UEOE6 (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.40
Number of accumulation units outstanding at end of period (000 omitted)                                                       482

SUBACCOUNT UESE6 (INVESTING IN SHARES OF EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.53
Number of accumulation units outstanding at end of period (000 omitted)                                                        21

SUBACCOUNT UESM6 (INVESTING IN SHARES OF EVERGREEN VA SPECIAL VALUES FUND - CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.31
Number of accumulation units outstanding at end of period (000 omitted)                                                       292

SUBACCOUNT UEST6 (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                       530

SUBACCOUNT UFCO6 (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.30
Number of accumulation units outstanding at end of period (000 omitted)                                                       949

SUBACCOUNT UFGR6 (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.34
Number of accumulation units outstanding at end of period (000 omitted)                                                        63

SUBACCOUNT UFMC6 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.39
Number of accumulation units outstanding at end of period (000 omitted)                                                       537

SUBACCOUNT UFOV6 (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.46
Number of accumulation units outstanding at end of period (000 omitted)                                                        31

SUBACCOUNT URES6 (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.40
Number of accumulation units outstanding at end of period (000 omitted)                                                         9

SUBACCOUNT USMC6 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.38
Number of accumulation units outstanding at end of period (000 omitted)                                                       132

SUBACCOUNT UVAS6 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.37
Number of accumulation units outstanding at end of period (000 omitted)                                                       249

SUBACCOUNT UMSS6 (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.26
Number of accumulation units outstanding at end of period (000 omitted)                                                     2,556

SUBACCOUNT UINT6 (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.34
Number of accumulation units outstanding at end of period (000 omitted)                                                       287

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                          2003
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UGRS6 (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.23
Number of accumulation units outstanding at end of period (000 omitted)                                                        87

SUBACCOUNT UNDS6 (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.34
Number of accumulation units outstanding at end of period (000 omitted)                                                        49

SUBACCOUNT UTRS6 (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                     1,127

SUBACCOUNT USUT6 (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.34
Number of accumulation units outstanding at end of period (000 omitted)                                                        48

SUBACCOUNT UOCA6 (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.31
Number of accumulation units outstanding at end of period (000 omitted)                                                       187

SUBACCOUNT UOGS6 (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.46
Number of accumulation units outstanding at end of period (000 omitted)                                                        56

SUBACCOUNT UOHI6 (INVESTING IN SHARES OF OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.20
Number of accumulation units outstanding at end of period (000 omitted)                                                       274

SUBACCOUNT UOSM6 (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.44
Number of accumulation units outstanding at end of period (000 omitted)                                                       155

SUBACCOUNT USTB6 (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                     1,732

SUBACCOUNT UGIN6 (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.29
Number of accumulation units outstanding at end of period (000 omitted)                                                        86

SUBACCOUNT UHSC6 (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.19
Number of accumulation units outstanding at end of period (000 omitted)                                                        30

SUBACCOUNT UIGR6 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.35
Number of accumulation units outstanding at end of period (000 omitted)                                                       199

SUBACCOUNT UPRE6 (INVESTING IN SHARES OF PUTNAM VT RESEARCH FUND - CLASS IB SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.27
Number of accumulation units outstanding at end of period (000 omitted)                                                         7

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                          2003
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UVIS6 (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                        11

SUBACCOUNT USAP6 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.20
Number of accumulation units outstanding at end of period (000 omitted)                                                        99

SUBACCOUNT USGR6 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST GROWTH AND INCOME FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.28
Number of accumulation units outstanding at end of period (000 omitted)                                                        66

SUBACCOUNT USIE6 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.43
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT USIG6 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.00
Number of accumulation units outstanding at end of period (000 omitted)                                                        79

SUBACCOUNT USME6 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.31
Number of accumulation units outstanding at end of period (000 omitted)                                                        13

SUBACCOUNT USSV6 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.40
Number of accumulation units outstanding at end of period (000 omitted)                                                        53

SUBACCOUNT USVI6 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST VALUE INCOME STOCK FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.27
Number of accumulation units outstanding at end of period (000 omitted)                                                        68

SUBACCOUNT UVCP6 (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.31
Number of accumulation units outstanding at end of period (000 omitted)                                                       157

SUBACCOUNT UVGI6 (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II
  SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.29
Number of accumulation units outstanding at end of period (000 omitted)                                                       117

SUBACCOUNT UVRE6 (INVESTING IN SHARES OF VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.42
Number of accumulation units outstanding at end of period (000 omitted)                                                        29

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                               2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SBCA1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND) (2/11/2000)
Accumulation unit value at beginning of period                                                 $  0.58  $  0.77  $  0.93  $  1.00
Accumulation unit value at end of period                                                       $  0.73  $  0.58  $  0.77  $  0.93
Number of accumulation units outstanding at end of period (000 omitted)                          1,096      974    1,229      738

SUBACCOUNT SCAR1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND) (2/11/2000)
Accumulation unit value at beginning of period                                                 $  0.52  $  0.68  $  0.85  $  1.00
Accumulation unit value at end of period                                                       $  0.67  $  0.52  $  0.68  $  0.85
Number of accumulation units outstanding at end of period (000 omitted)                            184      144      795      785

SUBACCOUNT SCMG1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND) (2/11/2000)
Accumulation unit value at beginning of period                                                 $  1.04  $  1.05  $  1.03  $  1.00
Accumulation unit value at end of period                                                       $  1.03  $  1.04  $  1.05  $  1.03
Number of accumulation units outstanding at end of period (000 omitted)                          9,032   12,876   11,399   11,511

SUBACCOUNT SBND1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND) (2/11/2000)
Accumulation unit value at beginning of period                                                 $  1.14  $  1.09  $  1.03  $  1.00
Accumulation unit value at end of period                                                       $  1.17  $  1.14  $  1.09  $  1.03
Number of accumulation units outstanding at end of period (000 omitted)                            849      894    1,363      688

SUBACCOUNT SDEI1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND) (2/11/2000)
Accumulation unit value at beginning of period                                                 $  0.86  $  1.08  $  1.07  $  1.00
Accumulation unit value at end of period                                                       $  1.19  $  0.86  $  1.08  $  1.07
Number of accumulation units outstanding at end of period (000 omitted)                            518      179      367       52

SUBACCOUNT WESL8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND) (8/30/2002)
Accumulation unit value at beginning of period                                                 $  1.02  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.23  $  1.02       --       --
Number of accumulation units outstanding at end of period (000 omitted)                              8       --       --       --

SUBACCOUNT SGRO1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND) (2/11/2000)
Accumulation unit value at beginning of period                                                 $  0.38  $  0.52  $  0.77  $  1.00
Accumulation unit value at end of period                                                       $  0.46  $  0.38  $  0.52  $  0.77
Number of accumulation units outstanding at end of period (000 omitted)                            539      476      546      554

SUBACCOUNT SEXI1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND) (2/11/2000)
Accumulation unit value at beginning of period                                                 $  0.83  $  0.91  $  0.88  $  1.00
Accumulation unit value at end of period                                                       $  1.03  $  0.83  $  0.91  $  0.88
Number of accumulation units outstanding at end of period (000 omitted)                          3,747    3,634    2,458      390

SUBACCOUNT SMGD1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND) (2/11/2000)
Accumulation unit value at beginning of period                                                 $  0.74  $  0.86  $  0.98  $  1.00
Accumulation unit value at end of period                                                       $  0.88  $  0.74  $  0.86  $  0.98
Number of accumulation units outstanding at end of period (000 omitted)                          1,263      915      851      613

SUBACCOUNT SNDM1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)) (2/11/2000)
Accumulation unit value at beginning of period                                                 $  0.57  $  0.74  $  0.90  $  1.00
Accumulation unit value at end of period                                                       $  0.70  $  0.57  $  0.74  $  0.90
Number of accumulation units outstanding at end of period (000 omitted)                          1,779    2,097    2,896    2,468

SUBACCOUNT WSVA8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND) (7/31/2002)
Accumulation unit value at beginning of period                                                 $  0.96  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.30  $  0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             23        3       --       --

SUBACCOUNT WSPF8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.29       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             32       --       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                               2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SFDI1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND) (2/11/2000)
Accumulation unit value at beginning of period                                                 $  1.16  $  1.11  $  1.06  $  1.00
Accumulation unit value at end of period                                                       $  1.16  $  1.16  $  1.11  $  1.06
Number of accumulation units outstanding at end of period (000 omitted)                            812      397      424       24

SUBACCOUNT SSCA1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND) (2/11/2000)
Accumulation unit value at beginning of period                                                 $  0.75  $  0.92  $  1.00  $  1.00
Accumulation unit value at end of period                                                       $  1.09  $  0.75  $  0.92  $  1.00
Number of accumulation units outstanding at end of period (000 omitted)                            743      259      474      147

SUBACCOUNT WABA8 (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES) (7/31/2002)
Accumulation unit value at beginning of period                                                 $  0.95  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.25  $  0.95       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             83       --       --       --

SUBACCOUNT SCAP1 (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES) (2/11/2000)
Accumulation unit value at beginning of period                                                 $  0.47  $  0.63  $  0.83  $  1.00
Accumulation unit value at end of period                                                       $  0.60  $  0.47  $  0.63  $  0.83
Number of accumulation units outstanding at end of period (000 omitted)                          5,063    5,490   10,247    8,641

SUBACCOUNT WAAC8 (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES) (3/1/2002)
Accumulation unit value at beginning of period                                                 $  0.79  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.00  $  0.79       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             18       --       --       --

SUBACCOUNT SCDV1 (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES) (2/11/2000)
Accumulation unit value at beginning of period                                                 $  0.68  $  0.88  $  0.97  $  1.00
Accumulation unit value at end of period                                                       $  0.90  $  0.68  $  0.88  $  0.97
Number of accumulation units outstanding at end of period (000 omitted)                          1,743    1,419    3,126    3,627

SUBACCOUNT WAAD8 (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                                 $  0.94  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.25  $  0.94       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             11       --       --       --

SUBACCOUNT SVAL1 (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES) (2/11/2000)
Accumulation unit value at beginning of period                                                 $  0.49  $  0.71  $  0.83  $  1.00
Accumulation unit value at end of period                                                       $  0.60  $  0.49  $  0.71  $  0.83
Number of accumulation units outstanding at end of period (000 omitted)                          5,337    5,773    8,588   10,738

SUBACCOUNT WAVA8 (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES) (3/1/2002)
Accumulation unit value at beginning of period                                                 $  0.74  $  1.00       --       --
Accumulation unit value at end of period                                                       $  0.91  $  0.74       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

SUBACCOUNT WGIP8 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B)) (8/30/2002)
Accumulation unit value at beginning of period                                                 $  0.95  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.24  $  0.95       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             20        1       --       --

SUBACCOUNT SPGR1 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B)) (2/11/2000)
Accumulation unit value at beginning of period                                                 $  0.48  $  0.70  $  0.86  $  1.00
Accumulation unit value at end of period                                                       $  0.58  $  0.48  $  0.70  $  0.86
Number of accumulation units outstanding at end of period (000 omitted)                          4,901    4,631    7,466    9,298

SUBACCOUNT STEC1 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B)) (2/11/2000)
Accumulation unit value at beginning of period                                                 $  0.29  $  0.51  $  0.70  $  1.00
Accumulation unit value at end of period                                                       $  0.41  $  0.29  $  0.51  $  0.70
Number of accumulation units outstanding at end of period (000 omitted)                          3,866    3,655    6,380    9,543

SUBACCOUNT WAGR8 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B)) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.15       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                               2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SUGH1 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO
  (CLASS B)) (2/11/2000)
Accumulation unit value at beginning of period                                                 $  1.23  $  1.16  $  1.09  $  1.00
Accumulation unit value at end of period                                                       $  1.25  $  1.23  $  1.16  $  1.09
Number of accumulation units outstanding at end of period (000 omitted)                            966    1,192    1,123      319

SUBACCOUNT SCAS1 (INVESTING IN SHARES OF BARON CAPITAL ASSET FUND - INSURANCE SHARES) (2/11/2000)
Accumulation unit value at beginning of period                                                 $  0.89  $  1.06  $  0.96  $  1.00
Accumulation unit value at end of period                                                       $  1.15  $  0.89  $  1.06  $  0.96
Number of accumulation units outstanding at end of period (000 omitted)                          1,193      624    1,044      668

SUBACCOUNT SEGR1 (INVESTING IN SHARES OF CREDIT SUISSE TRUST - MID-CAP GROWTH PORTFOLIO) (2/11/2000)
(PREVIOUSLY CREDIT SUISSE TRUST - EMERGING GROWTH PORTFOLIO)
Accumulation unit value at beginning of period                                                 $  0.48  $  0.69  $  0.83  $  1.00
Accumulation unit value at end of period                                                       $  0.67  $  0.48  $  0.69  $  0.83
Number of accumulation units outstanding at end of period (000 omitted)                            530      329      852    1,637

SUBACCOUNT WSRG8 (INVESTING IN SHARES OF THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARE CLASS) (3/3/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.29       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

SUBACCOUNT WECB8 (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                 $  1.04  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.06  $  1.04       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            310       --       --       --

SUBACCOUNT WEFF8 (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                 $  1.00  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.13  $  1.00       --       --
Number of accumulation units outstanding at end of period (000 omitted)                              7       --       --       --

SUBACCOUNT WEFD8 (INVESTING IN SHARES OF EVERGREEN VA FUND - CLASS 2*) (8/30/2002)
Accumulation unit value at beginning of period                                                 $  0.96  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.19  $  0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             69       --       --       --
*EVERGREEN VA BLUE CHIP FUND - CLASS 2 AND EVERGREEN VA MASTERS FUND - CLASS 2 MERGED INTO EVERGREEN VA FUND -
  CLASS 2 AS OF DEC. 8, 2003.

SUBACCOUNT WEGW8 (INVESTING IN SHARES OF EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2*) (8/30/2002)
Accumulation unit value at beginning of period                                                 $  0.96  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.22  $  0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             90       21       --       --
*EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2 MERGED INTO EVERGREEN VA GROWTH AND INCOME FUND -
  CLASS 2 AS OF DEC. 8, 2003.

SUBACCOUNT WEGR8 (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                 $  0.98  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.34  $  0.98       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             14       --       --       --

SUBACCOUNT WEHI8 (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                 $  1.03  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.20  $  1.03       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            123       --       --       --

SUBACCOUNT WEIG8 (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2*) (7/31/2002)
Accumulation unit value at beginning of period                                                 $  0.93  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.20  $  0.93       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            123       --       --       --
*EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2 MERGED INTO EVERGREEN VA INTERNATIONAL EQUITY FUND -
  CLASS 2 AS OF DEC. 8, 2003.

SUBACCOUNT WEOE8 (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                 $  0.96  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.32  $  0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             65        3       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                               2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WESE8 (INVESTING IN SHARES OF EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2) (8/30/2002)
Accumulation unit value at beginning of period                                                 $  0.96  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.43  $  0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                              4       --       --       --

SUBACCOUNT WESM8 (INVESTING IN SHARES OF EVERGREEN VA SPECIAL VALUES FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                 $  0.95  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.21  $  0.95       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             55        2       --       --

SUBACCOUNT WEST8 (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                 $  1.08  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.24  $  1.08       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             76       --       --       --

SUBACCOUNT WFBA8 (INVESTING IN SHARES OF FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS 2) (3/1/2002)
Accumulation unit value at beginning of period                                                 $  0.91  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.05  $  0.91       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             15        3       --       --

SUBACCOUNT WFCO8 (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2) (8/30/2002)
Accumulation unit value at beginning of period                                                 $  0.97  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.22  $  0.97       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            275       --       --       --

SUBACCOUNT WDYC8 (INVESTING IN SHARES OF FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2) (3/3/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.27       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

SUBACCOUNT SGRI1 (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS) (2/11/2000)
Accumulation unit value at beginning of period                                                 $  0.74  $  0.91  $  1.01  $  1.00
Accumulation unit value at end of period                                                       $  0.91  $  0.74  $  0.91  $  1.01
Number of accumulation units outstanding at end of period (000 omitted)                          3,720    3,068    2,950    2,250

SUBACCOUNT WFFG8 (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2) (3/1/2002)
Accumulation unit value at beginning of period                                                 $  0.85  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.02  $  0.85       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

SUBACCOUNT WFGR8 (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2) (3/1/2002)
Accumulation unit value at beginning of period                                                 $  0.73  $  1.00       --       --
Accumulation unit value at end of period                                                       $  0.95  $  0.73       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             50       --       --       --

SUBACCOUNT WHIP8 (INVESTING IN SHARES OF FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2) (3/3/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.21       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

SUBACCOUNT SMDC1 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS) (2/11/2000)
Accumulation unit value at beginning of period                                                 $  0.96  $  1.09  $  1.14  $  1.00
Accumulation unit value at end of period                                                       $  1.31  $  0.96  $  1.09  $  1.14
Number of accumulation units outstanding at end of period (000 omitted)                          5,037    5,481    7,878   10,072

SUBACCOUNT WMDC8 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2) (3/1/2002)
Accumulation unit value at beginning of period                                                 $  0.89  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.21  $  0.89       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            170       27       --       --

SUBACCOUNT SOVS1 (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS) (2/11/2000)
Accumulation unit value at beginning of period                                                 $  0.48  $  0.62  $  0.80  $  1.00
Accumulation unit value at end of period                                                       $  0.68  $  0.48  $  0.62  $  0.80
Number of accumulation units outstanding at end of period (000 omitted)                          1,060    3,767      933    1,064

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                               2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WFOV8 (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.46       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

SUBACCOUNT WISE8 (INVESTING IN SHARES OF FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2) (3/3/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.24       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

SUBACCOUNT SRES1 (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2) (2/11/2000)
Accumulation unit value at beginning of period                                                 $  1.41  $  1.40  $  1.32  $  1.00
Accumulation unit value at end of period                                                       $  1.88  $  1.41  $  1.40  $  1.32
Number of accumulation units outstanding at end of period (000 omitted)                            925      967      685      269

SUBACCOUNT WSMC8 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2) (3/1/2002)
Accumulation unit value at beginning of period                                                 $  0.75  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.02  $  0.75       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             94       --       --       --

SUBACCOUNT WVAS8 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2) (3/1/2002)
Accumulation unit value at beginning of period                                                 $  0.88  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.14  $  0.88       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             52       --       --       --

SUBACCOUNT SMSS1 (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2) (2/11/2000)
Accumulation unit value at beginning of period                                                 $  1.09  $  1.25  $  1.19  $  1.00
Accumulation unit value at end of period                                                       $  1.34  $  1.09  $  1.25  $  1.19
Number of accumulation units outstanding at end of period (000 omitted)                          1,354      690      473       79

SUBACCOUNT WINT8 (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2) (3/1/2002)
Accumulation unit value at beginning of period                                                 $  0.84  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.09  $  0.84       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            387      330       --       --

SUBACCOUNT SCGR1 (INVESTING IN SHARES OF GOLDMAN SACHS VIT CAPITAL GROWTH FUND) (2/11/2000)
Accumulation unit value at beginning of period                                                 $  0.59  $  0.80  $  0.95  $  1.00
Accumulation unit value at end of period                                                       $  0.72  $  0.59  $  0.80  $  0.95
at end Number of accumulation units outstanding at end of period (000 omitted)                   1,066    1,135    1,090    1,157

SUBACCOUNT SUSE1 (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND) (2/11/2000)
Accumulation unit value at beginning of period                                                 $  0.62  $  0.81  $  0.94  $  1.00
Accumulation unit value at end of period                                                       $  0.79  $  0.62  $  0.81  $  0.94
Number of accumulation units outstanding at end of period (000 omitted)                            741      666    1,747    1,910

SUBACCOUNT SIEQ1 (INVESTING IN SHARES OF GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND) (2/11/2000)
Accumulation unit value at beginning of period                                                 $  0.52  $  0.65  $  0.85  $  1.00
Accumulation unit value at end of period                                                       $  0.69  $  0.52  $  0.65  $  0.85
Number of accumulation units outstanding at end of period (000 omitted)                            735      634      630      621

SUBACCOUNT WMCV8 (INVESTING IN SHARES OF GOLDMAN SACHS VIT MID CAP VALUE FUND) (3/3/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.33       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

SUBACCOUNT SGLT1 (INVESTING IN SHARES OF JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES) (5/1/2000)
Accumulation unit value at beginning of period                                                 $  0.24  $  0.42  $  0.68  $  1.00
Accumulation unit value at end of period                                                       $  0.35  $  0.24  $  0.42  $  0.68
Number of accumulation units outstanding at end of period (000 omitted)                          2,256    1,352    2,516    3,873

SUBACCOUNT SGRP1 (INVESTING IN SHARES OF JANUS ASPEN SERIES GROWTH PORTFOLIO: SERVICE SHARES) (2/11/2000)
Accumulation unit value at beginning of period                                                 $  0.43  $  0.60  $  0.81  $  1.00
Accumulation unit value at end of period                                                       $  0.56  $  0.43  $  0.60  $  0.81
Number of accumulation units outstanding at end of period (000 omitted)                          5,078    5,747    8,149   12,345

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                               2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SINT1 (INVESTING IN SHARES OF JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES) (2/11/2000)
Accumulation unit value at beginning of period                                                 $  0.40  $  0.55  $  0.73  $  1.00
Accumulation unit value at end of period                                                       $  0.53  $  0.40  $  0.55  $  0.73
Number of accumulation units outstanding at end of period (000 omitted)                          4,438    4,904    7,177    7,309

SUBACCOUNT SAGP1 (INVESTING IN SHARES OF JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO: SERVICE SHARES) (2/11/2000)
Accumulation unit value at beginning of period                                                 $  0.25  $  0.35  $  0.58  $  1.00
Accumulation unit value at end of period                                                       $  0.33  $  0.25  $  0.35  $  0.58
Number of accumulation units outstanding at end of period (000 omitted)                          3,748    3,767    5,754    8,739

SUBACCOUNT SUDE1 (INVESTING IN SHARES OF JPMORGAN U.S. LARGE CAP CORE EQUITY PORTFOLIO) (2/11/2000)
Accumulation unit value at beginning of period                                                 $  0.60  $  0.81  $  0.93  $  1.00
Accumulation unit value at end of period                                                       $  0.76  $  0.60  $  0.81  $  0.93
Number of accumulation units outstanding at end of period (000 omitted)                          1,065      952    1,041      696

SUBACCOUNT SREQ1 (INVESTING IN SHARES OF LAZARD RETIREMENT EQUITY PORTFOLIO) (2/11/2000)
Accumulation unit value at beginning of period                                                 $  0.81  $  0.98  $  1.08  $  1.00
Accumulation unit value at end of period                                                       $  0.99  $  0.81  $  0.98  $  1.08
Number of accumulation units outstanding at end of period (000 omitted)                            193      147       63       70

SUBACCOUNT SRIE1 (INVESTING IN SHARES OF LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO) (2/11/2000)
Accumulation unit value at beginning of period                                                 $  0.62  $  0.71  $  0.95  $  1.00
Accumulation unit value at end of period                                                       $  0.79  $  0.62  $  0.71  $  0.95
Number of accumulation units outstanding at end of period (000 omitted)                            427      281      201      101

SUBACCOUNT WGRS8 (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.23       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

SUBACCOUNT WGIS8 (INVESTING IN SHARES OF MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS) (3/3/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.25       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

SUBACCOUNT WSGI8 (INVESTING IN SHARES OF MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS) (3/1/2002)
Accumulation unit value at beginning of period                                                 $  0.80  $  1.00       --       --
Accumulation unit value at end of period                                                       $  0.95  $  0.80       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

SUBACCOUNT SNDS1 (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS) (2/11/2000)
Accumulation unit value at beginning of period                                                 $  0.55  $  0.82  $  0.88  $  1.00
Accumulation unit value at end of period                                                       $  0.73  $  0.55  $  0.82  $  0.88
Number of accumulation units outstanding at end of period (000 omitted)                          5,133    4,295    9,128    5,110

SUBACCOUNT WSND8 (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS) (3/1/2002)
Accumulation unit value at beginning of period                                                 $  0.73  $  1.00       --       --
Accumulation unit value at end of period                                                       $  0.96  $  0.73       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             13       --       --       --

SUBACCOUNT SRSS1 (INVESTING IN SHARES OF MFS(R) RESEARCH SERIES - INITIAL CLASS) (2/11/2000)
Accumulation unit value at beginning of period                                                 $  0.55  $  0.73  $  0.95  $  1.00
Accumulation unit value at end of period                                                       $  0.67  $  0.55  $  0.73  $  0.95
Number of accumulation units outstanding at end of period (000 omitted)                          2,362    2,675    3,850    2,978

SUBACCOUNT WSTR8 (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS) (3/1/2002)
Accumulation unit value at beginning of period                                                 $  0.93  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.06  $  0.93       --       --
Number of accumulation units outstanding at end of period (000 omitted)                          1,453        6       --       --

SUBACCOUNT SUTS1 (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - INITIAL CLASS) (2/11/2000)
Accumulation unit value at beginning of period                                                 $  0.56  $  0.73  $  0.98  $  1.00
Accumulation unit value at end of period                                                       $  0.75  $  0.56  $  0.73  $  0.98
Number of accumulation units outstanding at end of period (000 omitted)                          1,521    2,042    2,469    3,551

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                               2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSUT8 (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS) (3/1/2002)
Accumulation unit value at beginning of period                                                 $  0.85  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.11  $  0.85       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             34       --       --       --

SUBACCOUNT WOCA8 (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                                 $  0.97  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.24  $  0.97       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            165       --       --       --

SUBACCOUNT WOGS8 (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                                 $  0.93  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.30  $  0.93       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             13        9       --       --

SUBACCOUNT WOHI8 (INVESTING IN SHARES OF OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.11       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             14       --       --       --

SUBACCOUNT WOSM8 (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES) (7/31/2002)
Accumulation unit value at beginning of period                                                 $  0.95  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.35  $  0.95       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             81       13       --       --

SUBACCOUNT WSTB8 (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                                 $  1.04  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.12  $  1.04       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            108       --       --       --

SUBACCOUNT WGIN8 (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES) (3/1/2002)
Accumulation unit value at beginning of period                                                 $  0.81  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.00  $  0.81       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             39       --       --       --

SUBACCOUNT WHSC8 (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                                 $  0.97  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.13  $  0.97       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             28       --       --       --

SUBACCOUNT WINC8 (INVESTING IN SHARES OF PUTNAM VT INCOME FUND - CLASS IB SHARES) (3/1/2002)
Accumulation unit value at beginning of period                                                 $  1.05  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.08  $  1.05       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             16       16       --       --

SUBACCOUNT WIGR8 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES) (3/1/2002)
Accumulation unit value at beginning of period                                                 $  0.85  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.07  $  0.85       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             77        7       --       --

SUBACCOUNT WPRE8 (INVESTING IN SHARES OF PUTNAM VT RESEARCH FUND - CLASS IB SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.27       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

SUBACCOUNT WVIS8 (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES) (3/1/2002)
Accumulation unit value at beginning of period                                                 $  0.74  $  1.00       --       --
Accumulation unit value at end of period                                                       $  0.97  $  0.74       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

SUBACCOUNT SMCC1 (INVESTING IN SHARES OF ROYCE MICRO-CAP PORTFOLIO) (2/11/2000)
Accumulation unit value at beginning of period                                                 $  1.29  $  1.51  $  1.18  $  1.00
Accumulation unit value at end of period                                                       $  1.90  $  1.29  $  1.51  $  1.18
Number of accumulation units outstanding at end of period (000 omitted)                            833    1,130    1,596      491

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                               2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SPRM1 (INVESTING IN SHARES OF ROYCE SMALL-CAP PORTFOLIO) (2/11/2000)
Accumulation unit value at beginning of period                                                 $  1.34  $  1.58  $  1.33  $  1.00
Accumulation unit value at end of period                                                       $  1.86  $  1.34  $  1.58  $  1.33
Number of accumulation units outstanding at end of period (000 omitted)                            678      993      705      640

SUBACCOUNT WSAP8 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.20       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                              4       --       --       --

SUBACCOUNT WSGR8 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST GROWTH AND INCOME FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.28       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

SUBACCOUNT WSIE8 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.43       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

SUBACCOUNT WSIG8 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.01       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             12       --       --       --

SUBACCOUNT WSME8 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.31       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

SUBACCOUNT WSSV8 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.40       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                              2       --       --       --

SUBACCOUNT WSVI8 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST VALUE INCOME STOCK FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.26       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                              4       --       --       --

SUBACCOUNT SVLU1 (INVESTING IN SHARES OF THIRD AVENUE VALUE PORTFOLIO) (2/11/2000)
Accumulation unit value at beginning of period                                                 $  1.37  $  1.56  $  1.39  $  1.00
Accumulation unit value at end of period                                                       $  1.92  $  1.37  $  1.56  $  1.39
Number of accumulation units outstanding at end of period (000 omitted)                          1,160    1,457    1,689      785

SUBACCOUNT WVCP8 (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                                 $  0.98  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.26  $  0.98       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            110        3       --       --

SUBACCOUNT WVGI8 (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II
  SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                                 $  0.96  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.21  $  0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                              3       --       --       --

SUBACCOUNT WVRE8 (INVESTING IN SHARES OF VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                                 $  0.96  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.30  $  0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             25       --       --       --

SUBACCOUNT SISM1 (INVESTING IN SHARES OF WANGER INTERNATIONAL SMALL CAP) (2/11/2000)
Accumulation unit value at beginning of period                                                 $  0.35  $  0.42  $  0.54  $  1.00
Accumulation unit value at end of period                                                       $  0.52  $  0.35  $  0.42  $  0.54
Number of accumulation units outstanding at end of period (000 omitted)                            861      813    1,918    1,867

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                               2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SUSC1 (INVESTING IN SHARES OF WANGER U.S. SMALLER COMPANIES) (2/11/2000)
Accumulation unit value at beginning of period                                                 $  0.72  $  0.88  $  0.80  $  1.00
Accumulation unit value at end of period                                                       $  1.01  $  0.72  $  0.88  $  0.80
Number of accumulation units outstanding at end of period (000 omitted)                            833      774    1,045      527

SUBACCOUNT WAAL8 (INVESTING IN SHARES OF WELLS FARGO VT ASSET ALLOCATION FUND) (3/3/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.24       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             43       --       --       --

SUBACCOUNT SEQI1 (INVESTING IN SHARES OF WELLS FARGO VT EQUITY INCOME FUND) (2/11/2000)
Accumulation unit value at beginning of period                                                 $  0.84  $  1.05  $  1.13  $  1.00
Accumulation unit value at end of period                                                       $  1.04  $  0.84  $  1.05  $  1.13
Number of accumulation units outstanding at end of period (000 omitted)                            495      368      132       47

SUBACCOUNT WEQV8 (INVESTING IN SHARES OF WELLS FARGO VT EQUITY VALUE FUND) (3/3/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.30       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

SUBACCOUNT WGRO8 (INVESTING IN SHARES OF WELLS FARGO VT GROWTH FUND) (3/3/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.25       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

SUBACCOUNT WIEQ8 (INVESTING IN SHARES OF WELLS FARGO VT INTERNATIONAL EQUITY FUND) (3/3/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.39       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

SUBACCOUNT WLCG8 (INVESTING IN SHARES OF WELLS FARGO VT LARGE COMPANY GROWTH FUND) (3/3/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.30       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

SUBACCOUNT WMMK8 (INVESTING IN SHARES OF WELLS FARGO VT MONEY MARKET FUND) (3/3/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  0.99       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

SUBACCOUNT WSCG8 (INVESTING IN SHARES OF WELLS FARGO VT SMALL CAP GROWTH FUND) (3/3/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.49       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

SUBACCOUNT WCBD8 (INVESTING IN SHARES OF WELLS FARGO VT TOTAL RETURN BOND FUND) (3/3/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.01       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                               2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WBCA2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.57  $  0.75  $  0.91  $  1.00
Accumulation unit value at end of period                                                       $  0.71  $  0.57  $  0.75  $  0.91
Number of accumulation units outstanding at end of period (000 omitted)                            249      195      365      130

SUBACCOUNT WCAR2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.51  $  0.67  $  0.83  $  1.00
Accumulation unit value at end of period                                                       $  0.65  $  0.51  $  0.67  $  0.83
Number of accumulation units outstanding at end of period (000 omitted)                            133       79      101       13

SUBACCOUNT UCMG7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  0.99       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            357       --       --       --

SUBACCOUNT UBND7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.03       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            591       --       --       --

SUBACCOUNT WDEI2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.86  $  1.08  $  1.08  $  1.00
Accumulation unit value at end of period                                                       $  1.20  $  0.86  $  1.08  $  1.08
Number of accumulation units outstanding at end of period (000 omitted)                            196       36       34        3

SUBACCOUNT UESL7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.26       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                              6       --       --       --

SUBACCOUNT UGRO7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.22       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

SUBACCOUNT WEXI2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.83  $  0.90  $  0.88  $  1.00
Accumulation unit value at end of period                                                       $  1.02  $  0.83  $  0.90  $  0.88
Number of accumulation units outstanding at end of period (000 omitted)                            245      216      178       62

SUBACCOUNT WNDM2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.54  $  0.70  $  0.86  $  1.00
Accumulation unit value at end of period                                                       $  0.66  $  0.54  $  0.70  $  0.86
Number of accumulation units outstanding at end of period (000 omitted)                            647      363      701      483

SUBACCOUNT WSVA2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND) (5/1/2002)
Accumulation unit value at beginning of period                                                 $  0.79  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.07  $  0.79       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             92       --       --       --

SUBACCOUNT USPF7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.29       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             34       --       --       --

SUBACCOUNT WFDI2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  1.15  $  1.10  $  1.05  $  1.00
Accumulation unit value at end of period                                                       $  1.14  $  1.15  $  1.10  $  1.05
Number of accumulation units outstanding at end of period (000 omitted)                          1,933    1,155      592      331

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                               2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSCA2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.67  $  0.82  $  0.90  $  1.00
Accumulation unit value at end of period                                                       $  0.98  $  0.67  $  0.82  $  0.90
Number of accumulation units outstanding at end of period (000 omitted)                             47       37       43       39

SUBACCOUNT UABA7 (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.35       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            333       --       --       --

SUBACCOUNT WCAP2 (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.42  $  0.57  $  0.75  $  1.00
Accumulation unit value at end of period                                                       $  0.54  $  0.42  $  0.57  $  0.75
Number of accumulation units outstanding at end of period (000 omitted)                            470      489      494      149

SUBACCOUNT UAAC7 (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.30       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             20       --       --       --

SUBACCOUNT UAAD7 (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.36       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             36       --       --       --

SUBACCOUNT WVAL2 (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.48  $  0.69  $  0.81  $  1.00
Accumulation unit value at end of period                                                       $  0.59  $  0.48  $  0.69  $  0.81
Number of accumulation units outstanding at end of period (000 omitted)                            967    1,112    1,872    1,483

SUBACCOUNT UAVA7 (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.25       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                              3       --       --       --

SUBACCOUNT UGIP7 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B)) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.32       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            246       --       --       --

SUBACCOUNT UPRG7 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B)) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.24       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            127       --       --       --

SUBACCOUNT UTEC7 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B)) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.41       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             63       --       --       --

SUBACCOUNT UAGR7 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B)) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.15       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

SUBACCOUNT WSRG2 (INVESTING IN SHARES OF THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARE CLASS) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.48  $  0.68  $  0.90  $  1.00
Accumulation unit value at end of period                                                       $  0.59  $  0.48  $  0.68  $  0.90
Number of accumulation units outstanding at end of period (000 omitted)                            119      156      191       71

SUBACCOUNT UECB7 (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.02       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            742       --       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                               2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UEFF7 (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.15       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            233       --       --       --

SUBACCOUNT UEFD7 (INVESTING IN SHARES OF EVERGREEN VA FUND - CLASS 2*) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.27       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            185       --       --       --
*EVERGREEN VA BLUE CHIP FUND - CLASS 2 AND EVERGREEN VA MASTERS FUND - CLASS 2 MERGED INTO EVERGREEN VA FUND -
  CLASS 2 AS OF DEC. 8, 2003.

SUBACCOUNT UEGW7 (INVESTING IN SHARES OF EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2*) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.31       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            293       --       --       --
*EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2 MERGED INTO EVERGREEN VA GROWTH AND INCOME FUND -
  CLASS 2 AS OF DEC. 8, 2003.

SUBACCOUNT UEGR7 (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.39       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            101       --       --       --

SUBACCOUNT UEHI7 (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.15       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            362       --       --       --

SUBACCOUNT UEIG7 (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2*) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.34       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            216       --       --       --
*EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2 MERGED INTO EVERGREEN VA INTERNATIONAL EQUITY FUND -
  CLASS 2 AS OF DEC. 8, 2003.

SUBACCOUNT UEOE7 (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.40       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            232       --       --       --

SUBACCOUNT UESE7 (INVESTING IN SHARES OF EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.53       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                              9       --       --       --

SUBACCOUNT UESM7 (INVESTING IN SHARES OF EVERGREEN VA SPECIAL VALUES FUND - CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.31       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            390       --       --       --

SUBACCOUNT UEST7 (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.13       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            654       --       --       --

SUBACCOUNT UFCO7 (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.30       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                           1989       --       --       --

SUBACCOUNT WDYC2 (INVESTING IN SHARES OF FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2) (5/1/2001)
Accumulation unit value at beginning of period                                                 $  0.86  $  0.95  $  1.00       --
Accumulation unit value at end of period                                                       $  1.06  $  0.86  $  0.95       --
Number of accumulation units outstanding at end of period (000 omitted)                              1       10        3       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                               2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UFGR7 (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.34       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            141       --       --       --

SUBACCOUNT WHIP2 (INVESTING IN SHARES OF FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2) (5/1/2001)
Accumulation unit value at beginning of period                                                 $  0.92  $  0.91  $  1.00       --
Accumulation unit value at end of period                                                       $  1.15  $  0.92  $  0.91       --
Number of accumulation units outstanding at end of period (000 omitted)                             26       13       13       --

SUBACCOUNT WMDC2 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2) (5/1/2001)
Accumulation unit value at beginning of period                                                 $  0.94  $  1.06  $  1.00       --
Accumulation unit value at end of period                                                       $  1.28  $  0.94  $  1.06       --
Number of accumulation units outstanding at end of period (000 omitted)                            621       42        8       --

SUBACCOUNT UFOV7 (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.46       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                              6       --       --       --

SUBACCOUNT WISE2 (INVESTING IN SHARES OF FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.96  $  0.98  $  0.99  $  1.00
Accumulation unit value at end of period                                                       $  1.24  $  0.96  $  0.98  $  0.99
Number of accumulation units outstanding at end of period (000 omitted)                            360      343      285      177

SUBACCOUNT WRES2 (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  1.26  $  1.25  $  1.18  $  1.00
Accumulation unit value at end of period                                                       $  1.68  $  1.26  $  1.25  $  1.18
Number of accumulation units outstanding at end of period (000 omitted)                             90       58       11        2

SUBACCOUNT WSMC2 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.35  $  0.50  $  0.60  $  1.00
Accumulation unit value at end of period                                                       $  0.48  $  0.35  $  0.50  $  0.60
Number of accumulation units outstanding at end of period (000 omitted)                            982      331      348      258

SUBACCOUNT WVAS2 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2) (5/1/2002)
Accumulation unit value at beginning of period                                                 $  0.79  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.03  $  0.79       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            247        4       --       --

SUBACCOUNT WMSS2 (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  1.02  $  1.17  $  1.11  $  1.00
Accumulation unit value at end of period                                                       $  1.25  $  1.02  $  1.17  $  1.11
Number of accumulation units outstanding at end of period (000 omitted)                          3,579      123       41        3

SUBACCOUNT UINT7 (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.34       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            261       --       --       --

SUBACCOUNT WUSE2 (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.61  $  0.79  $  0.91  $  1.00
Accumulation unit value at end of period                                                       $  0.78  $  0.61  $  0.79  $  0.91
Number of accumulation units outstanding at end of period (000 omitted)                            210      204      212      144

SUBACCOUNT WMCV2 (INVESTING IN SHARES OF GOLDMAN SACHS VIT MID CAP VALUE FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  1.46  $  1.56  $  1.41  $  1.00
Accumulation unit value at end of period                                                       $  1.84  $  1.46  $  1.56  $  1.41
Number of accumulation units outstanding at end of period (000 omitted)                            147      125      110       37

SUBACCOUNT UGRS7 (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.23       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             75       --       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                               2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WGIS2 (INVESTING IN SHARES OF MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.65  $  0.84  $  1.02  $  1.00
Accumulation unit value at end of period                                                       $  0.79  $  0.65  $  0.84  $  1.02
Number of accumulation units outstanding at end of period (000 omitted)                             60       68       87       57

SUBACCOUNT UNDS7 (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.34       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            117       --       --       --

SUBACCOUNT UTRS7 (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.17       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                          2,107       --       --       --

SUBACCOUNT WUTS2 (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - INITIAL CLASS) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.48  $  0.63  $  0.85  $  1.00
Accumulation unit value at end of period                                                       $  0.64  $  0.48  $  0.63  $  0.85
Number of accumulation units outstanding at end of period (000 omitted)                            415      453      567      366

SUBACCOUNT USUT7 (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.30       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             59       --       --       --

SUBACCOUNT UOCA7 (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.31       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            148       --       --       --

SUBACCOUNT WOGS2 (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES) (5/1/2002)
Accumulation unit value at beginning of period                                                 $  0.77  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.07  $  0.77       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            229       --       --       --

SUBACCOUNT UOHI7 (INVESTING IN SHARES OF OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.20       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            167       --       --       --

SUBACCOUNT UOSM7 (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.44       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            148       --       --       --

SUBACCOUNT WSTB2 (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES) (5/1/2002)
Accumulation unit value at beginning of period                                                 $  1.03  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.19  $  1.03       --       --
Number of accumulation units outstanding at end of period (000 omitted)                          1,819       --       --       --

SUBACCOUNT UGIN7 (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.29       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             37       --       --       --

SUBACCOUNT WHSC2 (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES) (5/1/2002)
Accumulation unit value at beginning of period                                                 $  0.84  $  1.00       --       --
Accumulation unit value at end of period                                                       $  0.97  $  0.84       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            132       33       --       --

SUBACCOUNT WIGR2 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.47  $  0.59  $  0.75  $  1.00
Accumulation unit value at end of period                                                       $  0.60  $  0.47  $  0.59  $  0.75
Number of accumulation units outstanding at end of period (000 omitted)                          1,054      666      730      499

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                               2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UPRE7 (INVESTING IN SHARES OF PUTNAM VT RESEARCH FUND - CLASS IB SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.27       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

SUBACCOUNT WVIS2 (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.33  $  0.48  $  0.73  $  1.00
Accumulation unit value at end of period                                                       $  0.43  $  0.33  $  0.48  $  0.73
Number of accumulation units outstanding at end of period (000 omitted)                            650      608      668      384

SUBACCOUNT USAP7 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.20       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             62       --       --       --

SUBACCOUNT USGR7 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST GROWTH AND INCOME FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.28       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                              6       --       --       --

SUBACCOUNT USIE7 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.42       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                              8       --       --       --

SUBACCOUNT USIG7 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.01       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             16       --       --       --

SUBACCOUNT USME7 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.31       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                              6       --       --       --

SUBACCOUNT USSV7 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.40       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             13       --       --       --

SUBACCOUNT USVI7 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST VALUE INCOME STOCK FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.26       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             12       --       --       --

SUBACCOUNT UVCP7 (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.30       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            246       --       --       --

SUBACCOUNT UVGI7 (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.29       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            134       --       --       --

SUBACCOUNT UVRE7 (INVESTING IN SHARES OF VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                 $  1.00       --       --       --
Accumulation unit value at end of period                                                       $  1.42       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             55       --       --       --

SUBACCOUNT WAAL2 (INVESTING IN SHARES OF WELLS FARGO VT ASSET ALLOCATION FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.77  $  0.90  $  0.98  $  1.00
Accumulation unit value at end of period                                                       $  0.93  $  0.77  $  0.90  $  0.98
Number of accumulation units outstanding at end of period (000 omitted)                          1,415    1,505    1,685    1,029

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                               2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEQI2 (INVESTING IN SHARES OF WELLS FARGO VT EQUITY INCOME FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.83  $  1.05  $  1.12  $  1.00
Accumulation unit value at end of period                                                       $  1.03  $  0.83  $  1.05  $  1.12
Number of accumulation units outstanding at end of period (000 omitted)                            534      482      466      123

SUBACCOUNT WEQV2 (INVESTING IN SHARES OF WELLS FARGO VT EQUITY VALUE FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.75  $  1.00  $  1.09  $  1.00
Accumulation unit value at end of period                                                       $  0.92  $  0.75  $  1.00  $  1.09
Number of accumulation units outstanding at end of period (000 omitted)                            369      366      378      302

SUBACCOUNT WGRO2 (INVESTING IN SHARES OF WELLS FARGO VT GROWTH FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.50  $  0.69  $  0.87  $  1.00
Accumulation unit value at end of period                                                       $  0.61  $  0.50  $  0.69  $  0.87
Number of accumulation units outstanding at end of period (000 omitted)                            148      160      172      117

SUBACCOUNT WIEQ2 (INVESTING IN SHARES OF WELLS FARGO VT INTERNATIONAL EQUITY FUND) (7/3/2000)
Accumulation unit value at beginning of period                                                 $  0.55  $  0.73  $  0.89  $  1.00
Accumulation unit value at end of period                                                       $  0.72  $  0.55  $  0.73  $  0.89
Number of accumulation units outstanding at end of period (000 omitted)                             73       43        2       --

SUBACCOUNT WLCG2 (INVESTING IN SHARES OF WELLS FARGO VT LARGE COMPANY GROWTH FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.52  $  0.74  $  0.95  $  1.00
Accumulation unit value at end of period                                                       $  0.65  $  0.52  $  0.74  $  0.95
Number of accumulation units outstanding at end of period (000 omitted)                          2,317    2,440    2,335    1,454

SUBACCOUNT WMMK2 (INVESTING IN SHARES OF WELLS FARGO VT MONEY MARKET FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  1.04  $  1.04  $  1.02  $  1.00
Accumulation unit value at end of period                                                       $  1.03  $  1.04  $  1.04  $  1.02
Number of accumulation units outstanding at end of period (000 omitted)                            894    1,193    1,236      668

SUBACCOUNT WSCG2 (INVESTING IN SHARES OF WELLS FARGO VT SMALL CAP GROWTH FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.25  $  0.41  $  0.56  $  1.00
Accumulation unit value at end of period                                                       $  0.35  $  0.25  $  0.41  $  0.56
Number of accumulation units outstanding at end of period (000 omitted)                            660      655      712      393

SUBACCOUNT WCBD2 (INVESTING IN SHARES OF WELLS FARGO VT TOTAL RETURN BOND FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  1.19  $  1.12  $  1.06  $  1.00
Accumulation unit value at end of period                                                       $  1.27  $  1.19  $  1.12  $  1.06
Number of accumulation units outstanding at end of period (000 omitted)                          1,012    1,004      997      793

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                               2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WBCA1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.57  $  0.75  $  0.91  $  1.00
Accumulation unit value at end of period                                                       $  0.71  $  0.57  $  0.75  $  0.91
Number of accumulation units outstanding at end of period (000 omitted)                            377      238      282       81

SUBACCOUNT WCAR1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.51  $  0.67  $  0.83  $  1.00
Accumulation unit value at end of period                                                       $  0.65  $  0.51  $  0.67  $  0.83
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

SUBACCOUNT WCMG1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND) (3/1/2002)
Accumulation unit value at beginning of period                                                 $  0.99  $  1.00       --       --
Accumulation unit value at end of period                                                       $  0.97  $  0.99       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             76       --       --       --

SUBACCOUNT WBND1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND) (3/1/2002)
Accumulation unit value at beginning of period                                                 $  1.01  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.04  $  1.01       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            152       40       --       --

SUBACCOUNT WDEI1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.86  $  1.08  $  1.08  $  1.00
Accumulation unit value at end of period                                                       $  1.20  $  0.86  $  1.08  $  1.08
Number of accumulation units outstanding at end of period (000 omitted)                            392      325      144       40

SUBACCOUNT WESL1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND) (8/30/2002)
Accumulation unit value at beginning of period                                                 $  1.02  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.22  $  1.02       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

SUBACCOUNT WEXI1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.83  $  0.90  $  0.87  $  1.00
Accumulation unit value at end of period                                                       $  1.02  $  0.83  $  0.90  $  0.87
Number of accumulation units outstanding at end of period (000 omitted)                            325       80       90        8

SUBACCOUNT WMGD1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND) (3/1/2002)
Accumulation unit value at beginning of period                                                 $  0.82  $  1.00       --       --
Accumulation unit value at end of period                                                       $  0.97  $  0.82       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             12       --       --       --

SUBACCOUNT WNDM1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.54  $  0.70  $  0.86  $  1.00
Accumulation unit value at end of period                                                       $  0.66  $  0.54  $  0.70  $  0.86
Number of accumulation units outstanding at end of period (000 omitted)                            782      529      363      198

SUBACCOUNT WSVA1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND) (5/1/2002)
Accumulation unit value at beginning of period                                                 $  0.79  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.07  $  0.79       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             72       20       --       --

SUBACCOUNT WFDI1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND)
(3/3/2000) Accumulation unit value at beginning of period                                      $  1.14  $  1.10  $  1.05  $  1.00
Accumulation unit value at end of period                                                       $  1.14  $  1.14  $  1.10  $  1.05
Number of accumulation units outstanding at end of period (000 omitted)                          1,019      864      413       65

SUBACCOUNT WSCA1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.67  $  0.82  $  0.89  $  1.00
Accumulation unit value at end of period                                                       $  0.97  $  0.67  $  0.82  $  0.89
Number of accumulation units outstanding at end of period (000 omitted)                            399       78       79       39

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                               2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WABA1 (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES) (7/31/2002)
Accumulation unit value at beginning of period                                                 $  0.95  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.24  $  0.95       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            220       70       --       --

SUBACCOUNT WCAP1 (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.42  $  0.57  $  0.75  $  1.00
Accumulation unit value at end of period                                                       $  0.54  $  0.42  $  0.57  $  0.75
Number of accumulation units outstanding at end of period (000 omitted)                            647      503      517      208

SUBACCOUNT WAAC1 (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES) (3/1/2002)
Accumulation unit value at beginning of period                                                 $  0.79  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.00  $  0.79       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            238       --       --       --

SUBACCOUNT WAAD1 (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                                 $  0.94  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.25  $  0.94       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             29       --       --       --

SUBACCOUNT WVAL1 (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.48  $  0.69  $  0.81  $  1.00
Accumulation unit value at end of period                                                       $  0.58  $  0.48  $  0.69  $  0.81
Number of accumulation units outstanding at end of period (000 omitted)                          1,468    1,391    1,830    1,087

SUBACCOUNT WAVA1 (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES) (3/1/2002)
Accumulation unit value at beginning of period                                                 $  0.74  $  1.00       --       --
Accumulation unit value at end of period                                                       $  0.91  $  0.74       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             --       --       --       --

SUBACCOUNT WGIP1 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B)) (8/30/2002)
Accumulation unit value at beginning of period                                                 $  0.95  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.24  $  0.95       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             52        8       --       --

SUBACCOUNT WPRG1 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B)) (8/30/2002)
Accumulation unit value at beginning of period                                                 $  0.92  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.12  $  0.92       --       --
Number of accumulation units outstanding at end of period (000 omitted)                              7        2       --       --

SUBACCOUNT WTEC1 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B)) (8/30/2002)
Accumulation unit value at beginning of period                                                 $  0.94  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.33  $  0.94       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             15       --       --       --

SUBACCOUNT WSRG1 (INVESTING IN SHARES OF THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARE CLASS) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.48  $  0.68  $  0.90  $  1.00
Accumulation unit value at end of period                                                       $  0.59  $  0.48  $  0.68  $  0.90
Number of accumulation units outstanding at end of period (000 omitted)                            135       71      384      364

SUBACCOUNT WECB1 (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                 $  1.04  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.06  $  1.04       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            362       59       --       --

SUBACCOUNT WEFF1 (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                 $  1.00  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.13  $  1.00       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             23        6       --       --

SUBACCOUNT WEFD1 (INVESTING IN SHARES OF EVERGREEN VA FUND - CLASS 2*) (8/30/2002)
Accumulation unit value at beginning of period                                                 $  0.96  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.19  $  0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            181       --       --       --
*EVERGREEN VA BLUE CHIP FUND - CLASS 2 AND EVERGREEN VA MASTERS FUND - CLASS 2 MERGED INTO EVERGREEN VA FUND -
  CLASS 2 AS OF DEC. 8, 2003.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                               2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEGW1 (INVESTING IN SHARES OF EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2*) (8/30/2002)
Accumulation unit value at beginning of period                                                 $  0.96  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.22  $  0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            203        6       --       --
*EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2 MERGED INTO EVERGREEN VA GROWTH AND INCOME FUND -
  CLASS 2 AS OF DEC. 8, 2003.

SUBACCOUNT WEGR1 (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                 $  0.98  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.34  $  0.98       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             59       21       --       --

SUBACCOUNT WEHI1 (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                 $  1.03  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.20  $  1.03       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            172       19       --       --

SUBACCOUNT WEIG1 (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2*) (7/31/2002)
Accumulation unit value at beginning of period                                                 $  0.93  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.20  $  0.93       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            326       53       --       --
*EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2 MERGED INTO EVERGREEN VA INTERNATIONAL EQUITY FUND -
  CLASS 2 AS OF DEC. 8, 2003.

SUBACCOUNT WEOE1 (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                 $  0.96  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.32  $  0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            169       45       --       --

SUBACCOUNT WESE1 (INVESTING IN SHARES OF EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2) (8/30/2002)
Accumulation unit value at beginning of period                                                 $  0.96  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.43  $  0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             73       --       --       --

SUBACCOUNT WESM1 (INVESTING IN SHARES OF EVERGREEN VA SPECIAL VALUES FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                 $  0.95  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.21  $  0.95       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            149       24       --       --

SUBACCOUNT WEST1 (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                 $  1.08  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.24  $  1.08       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             16        1       --       --

SUBACCOUNT WFBA1 (INVESTING IN SHARES OF FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS 2) (3/1/2002)
Accumulation unit value at beginning of period                                                 $  0.91  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.02  $  0.91       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             53       --       --       --

SUBACCOUNT WFCO1 (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2) (8/30/2002)
Accumulation unit value at beginning of period                                                 $  0.97  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.22  $  0.97       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            152       --       --       --

SUBACCOUNT WDYC1 (INVESTING IN SHARES OF FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2) (5/1/2001)
Accumulation unit value at beginning of period                                                 $  0.86  $  0.95  $  1.00       --
Accumulation unit value at end of period                                                       $  1.06  $  0.86  $  0.95       --
Number of accumulation units outstanding at end of period (000 omitted)                             19       --       --       --

SUBACCOUNT WFFG1 (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2) (3/1/2002)
Accumulation unit value at beginning of period                                                 $  0.85  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.03  $  0.85       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            122        2       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                               2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WFGR1 (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2) (3/1/2002)
Accumulation unit value at beginning of period                                                 $  0.73  $  1.00       --       --
Accumulation unit value at end of period                                                       $  0.94  $  0.73       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             68       --       --       --

SUBACCOUNT WHIP1 (INVESTING IN SHARES OF FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2) (5/1/2001)
Accumulation unit value at beginning of period                                                 $  0.92  $  0.91  $  1.00       --
Accumulation unit value at end of period                                                       $  1.15  $  0.92  $  0.91       --
Number of accumulation units outstanding at end of period (000 omitted)                            155       59       43       --

SUBACCOUNT WMDC1 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2) (5/1/2001)
Accumulation unit value at beginning of period                                                 $  0.94  $  1.06  $  1.00       --
Accumulation unit value at end of period                                                       $  1.27  $  0.94  $  1.06       --
Number of accumulation units outstanding at end of period (000 omitted)                            722      290       13       --

SUBACCOUNT WISE1 (INVESTING IN SHARES OF FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.96  $  0.98  $  0.99  $  1.00
Accumulation unit value at end of period                                                       $  1.24  $  0.96  $  0.98  $  0.99
Number of accumulation units outstanding at end of period (000 omitted)                          1,118      777      413      157

SUBACCOUNT WRES1 (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  1.26  $  1.25  $  1.18  $  1.00
Accumulation unit value at end of period                                                       $  1.68  $  1.26  $  1.25  $  1.18
Number of accumulation units outstanding at end of period (000 omitted)                            292      334      125        6

SUBACCOUNT WSMC1 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.35  $  0.50  $  0.60  $  1.00
Accumulation unit value at end of period                                                       $  0.48  $  0.35  $  0.50  $  0.60
Number of accumulation units outstanding at end of period (000 omitted)                          1,273    1,008      617      120

SUBACCOUNT WVAS1 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2) (3/1/2002)
Accumulation unit value at beginning of period                                                 $  0.88  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.14  $  0.88       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             75       11       --       --

SUBACCOUNT WMSS1 (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  1.01  $  1.17  $  1.11  $  1.00
Accumulation unit value at end of period                                                       $  1.25  $  1.01  $  1.17  $  1.11
Number of accumulation units outstanding at end of period (000 omitted)                            870      324       24        6

SUBACCOUNT WINT1 (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2) (3/1/2002)
Accumulation unit value at beginning of period                                                 $  0.84  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.09  $  0.84       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            127        1       --       --

SUBACCOUNT WUSE1 (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.61  $  0.79  $  0.91  $  1.00
Accumulation unit value at end of period                                                       $  0.77  $  0.61  $  0.79  $  0.91
Number of accumulation units outstanding at end of period (000 omitted)                            519      391      286      102

SUBACCOUNT WMCV1 (INVESTING IN SHARES OF GOLDMAN SACHS VIT MID CAP VALUE FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  1.46  $  1.56  $  1.41  $  1.00
Accumulation unit value at end of period                                                       $  1.84  $  1.46  $  1.56  $  1.41
Number of accumulation units outstanding at end of period (000 omitted)                            550      386      321       60

SUBACCOUNT WGIS1 (INVESTING IN SHARES OF MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.65  $  0.84  $  1.02  $  1.00
Accumulation unit value at end of period                                                       $  0.78  $  0.65  $  0.84  $  1.02
Number of accumulation units outstanding at end of period (000 omitted)                            354      166      151       15

SUBACCOUNT WSGI1 (INVESTING IN SHARES OF MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS) (3/1/2002)
Accumulation unit value at beginning of period                                                 $  0.80  $  1.00       --       --
Accumulation unit value at end of period                                                       $  0.96  $  0.80       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             21       --       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                               2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSND1 (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS) (3/1/2002)
Accumulation unit value at beginning of period                                                 $  0.73  $  1.00       --       --
Accumulation unit value at end of period                                                       $  0.96  $  0.73       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            107        1       --       --

SUBACCOUNT WSTR1 (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS) (3/1/2002)
Accumulation unit value at beginning of period                                                 $  0.93  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.06  $  0.93       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            348        7       --       --

SUBACCOUNT WUTS1 (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - INITIAL CLASS) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.48  $  0.63  $  0.85  $  1.00
Accumulation unit value at end of period                                                       $  0.64  $  0.48  $  0.63  $  0.85
Number of accumulation units outstanding at end of period (000 omitted)                            684      721      713      171

SUBACCOUNT WSUT1 (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS) (3/1/2002)
Accumulation unit value at beginning of period                                                 $  0.85  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.13  $  0.85       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             37        9       --       --

SUBACCOUNT WOCA1 (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                                 $  0.97  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.24  $  0.97       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             14       --       --       --

SUBACCOUNT WOGS1 (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES) (5/1/2002)
Accumulation unit value at beginning of period                                                 $  0.77  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.08  $  0.77       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            136       --       --       --

SUBACCOUNT WOSM1 (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES) (7/31/2002)
Accumulation unit value at beginning of period                                                 $  0.95  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.35  $  0.95       --       --

Number of accumulation units outstanding at end of period (000 omitted)                             64       18       --       --

SUBACCOUNT WSTB1 (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES) (5/1/2002)
Accumulation unit value at beginning of period                                                 $  1.03  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.18  $  1.03       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            137        5       --       --

SUBACCOUNT WGIN1 (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES) (3/1/2002)
Accumulation unit value at beginning of period                                                 $  0.81  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.02  $  0.81       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             52       --       --       --

SUBACCOUNT WHSC1 (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES) (5/1/2002)
Accumulation unit value at beginning of period                                                 $  0.84  $  1.00       --       --
Accumulation unit value at end of period                                                       $  0.97  $  0.84       --       --
Number of accumulation units outstanding at end of period (000 omitted)                            188       73       --       --

SUBACCOUNT WINC1 (INVESTING IN SHARES OF PUTNAM VT INCOME FUND - CLASS IB SHARES) (3/1/2002)
Accumulation unit value at beginning of period                                                 $  1.05  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.07  $  1.05       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             37       --       --       --

SUBACCOUNT WIGR1 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.47  $  0.58  $  0.75  $  1.00
Accumulation unit value at end of period                                                       $  0.60  $  0.47  $  0.58  $  0.75
Number of accumulation units outstanding at end of period (000 omitted)                          1,760    1,350    1,244      708

SUBACCOUNT WVIS1 (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.33  $  0.48  $  0.73  $  1.00
Accumulation unit value at end of period                                                       $  0.43  $  0.33  $  0.48  $  0.73
Number of accumulation units outstanding at end of period (000 omitted)                          1,270    1,246    1,676      814

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                               2003     2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WVCP1 (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                                 $  0.98  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.26  $  0.98       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             73       --       --       --

SUBACCOUNT WVGI1 (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                                 $  0.96  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.20  $  0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                             80       --       --       --

SUBACCOUNT WVRE1 (INVESTING IN SHARES OF VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                                 $  0.96  $  1.00       --       --
Accumulation unit value at end of period                                                       $  1.30  $  0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                              7       --       --       --

SUBACCOUNT WAAL1 (INVESTING IN SHARES OF WELLS FARGO VT ASSET ALLOCATION FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.77  $  0.90  $  0.98  $  1.00
Accumulation unit value at end of period                                                       $  0.92  $  0.77  $  0.90  $  0.98
Number of accumulation units outstanding at end of period (000 omitted)                          2,853    2,230    1,777      480

SUBACCOUNT WEQI1 (INVESTING IN SHARES OF WELLS FARGO VT EQUITY INCOME FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.83  $  1.05  $  1.12  $  1.00
Accumulation unit value at end of period                                                       $  1.03  $  0.83  $  1.05  $  1.12
Number of accumulation units outstanding at end of period (000 omitted)                          1,429      993      522      104

SUBACCOUNT WEQV1 (INVESTING IN SHARES OF WELLS FARGO VT EQUITY VALUE FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.75  $  1.00  $  1.09  $  1.00
Accumulation unit value at end of period                                                       $  0.92  $  0.75  $  1.00  $  1.09
Number of accumulation units outstanding at end of period (000 omitted)                            467      336      307      136

SUBACCOUNT WGRO1 (INVESTING IN SHARES OF WELLS FARGO VT GROWTH FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.50  $  0.69  $  0.87  $  1.00
Accumulation unit value at end of period                                                       $  0.61  $  0.50  $  0.69  $  0.87
Number of accumulation units outstanding at end of period (000 omitted)                            230      152       95       42

SUBACCOUNT WIEQ1 (INVESTING IN SHARES OF WELLS FARGO VT INTERNATIONAL EQUITY FUND) (7/3/2000)
Accumulation unit value at beginning of period                                                 $  0.56  $  0.73  $  0.89  $  1.00
Accumulation unit value at end of period                                                       $  0.72  $  0.56  $  0.73  $  0.89
Number of accumulation units outstanding at end of period (000 omitted)                            305      140       62        6

SUBACCOUNT WLCG1 (INVESTING IN SHARES OF WELLS FARGO VT LARGE COMPANY GROWTH FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.52  $  0.74  $  0.95  $  1.00
Accumulation unit value at end of period                                                       $  0.65  $  0.52  $  0.74  $  0.95
Number of accumulation units outstanding at end of period (000 omitted)                          4,072    3,190    2,622    1,011

SUBACCOUNT WMMK1 (INVESTING IN SHARES OF WELLS FARGO VT MONEY MARKET FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  1.04  $  1.04  $  1.02  $  1.00
Accumulation unit value at end of period                                                       $  1.03  $  1.04  $  1.04  $  1.02
Number of accumulation units outstanding at end of period (000 omitted)                          1,085    1,248    1,117      404

SUBACCOUNT WSCG1 (INVESTING IN SHARES OF WELLS FARGO VT SMALL CAP GROWTH FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  0.25  $  0.41  $  0.56  $  1.00
Accumulation unit value at end of period                                                       $  0.35  $  0.25  $  0.41  $  0.56
Number of accumulation units outstanding at end of period (000 omitted)                          1,396      976      911      445

SUBACCOUNT WCBD1 (INVESTING IN SHARES OF WELLS FARGO VT TOTAL RETURN BOND FUND) (3/3/2000)
Accumulation unit value at beginning of period                                                 $  1.18  $  1.12  $  1.06  $  1.00
Accumulation unit value at end of period                                                       $  1.26  $  1.18  $  1.12  $  1.06
Number of accumulation units outstanding at end of period (000 omitted)                            627      579      548       68

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                                                          2003
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UCMG9 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND) (11/6/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.00
Number of accumulation units outstanding at end of period (000 omitted)                                                        23

SUBACCOUNT UBND9 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND) (11/6/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.01
Number of accumulation units outstanding at end of period (000 omitted)                                                        19

SUBACCOUNT UDEI9 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND) (11/6/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                         4

SUBACCOUNT UESL9 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND) (11/6/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT UGRO9 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND) (11/6/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT UNDM9 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)) (11/6/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                        13

SUBACCOUNT USVA9 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND) (11/6/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                         1

SUBACCOUNT USPF9 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND) (11/6/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT UFIF9 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND) (11/6/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.00
Number of accumulation units outstanding at end of period (000 omitted)                                                        32

SUBACCOUNT UABA9 (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES) (11/6/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                         7

SUBACCOUNT UAAC9 (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES) (11/6/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT UAAD9 (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES) (11/6/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                         2

SUBACCOUNT UAVA9 (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES) (11/6/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                          2003
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UGIP9 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B)) (11/6/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT UPRG9 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B)) (11/6/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT UTEC9 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B)) (11/6/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.00
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT UAGR9 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B)) (11/6/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT UECB9 (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2) (11/6/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.01
Number of accumulation units outstanding at end of period (000 omitted)                                                        37

SUBACCOUNT UEFF9 (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2) (11/6/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                         7

SUBACCOUNT UEFD9 (INVESTING IN SHARES OF EVERGREEN VA FUND - CLASS 2*) (11/6/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                         9
*EVERGREEN VA BLUE CHIP FUND - CLASS 2 AND EVERGREEN VA MASTERS FUND - CLASS 2 MERGED INTO EVERGREEN VA FUND -
  CLASS 2 AS OF DEC. 8, 2003.

SUBACCOUNT UEGW9 (INVESTING IN SHARES OF EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2*) (11/6/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                         6
*EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2 MERGED INTO EVERGREEN VA GROWTH AND INCOME FUND -
  CLASS 2 AS OF DEC. 8, 2003.

SUBACCOUNT UEGR9 (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2) (11/6/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.01
Number of accumulation units outstanding at end of period (000 omitted)                                                         2

SUBACCOUNT UEHI9 (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2) (11/6/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                        12

SUBACCOUNT UEIG9 (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2*) (11/6/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                         7
*EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2 MERGED INTO EVERGREEN VA INTERNATIONAL EQUITY FUND -
  CLASS 2 AS OF DEC. 8, 2003.

SUBACCOUNT UEOE9 (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2) (11/6/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                        26

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                          2003
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UESE9 (INVESTING IN SHARES OF EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2) (11/6/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.00
Number of accumulation units outstanding at end of period (000 omitted)                                                        11

SUBACCOUNT UESM9 (INVESTING IN SHARES OF EVERGREEN VA SPECIAL VALUES FUND - CLASS 2) (11/6/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                        46

SUBACCOUNT UEST9 (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2) (11/6/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                        52

SUBACCOUNT UFCO9 (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2) (11/6/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                        52

SUBACCOUNT UFGR9 (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2) (11/6/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                         1

SUBACCOUNT UFMC9 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2) (11/6/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                        25

SUBACCOUNT UFOV9 (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2) (11/6/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT URES9 (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2) (11/6/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT USMC9 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2) (11/6/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT UVAS9 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2) (11/6/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
 Accumulation unit value at end of period                                                                                 $  1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                         6

SUBACCOUNT UMSS9 (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2) (11/6/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                        48

SUBACCOUNT UINT9 (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2) (11/6/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                         3

SUBACCOUNT UGRS9 (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS) (11/6/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                          2003
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UNDS9 (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS) (11/6/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  0.98
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT UTRS9 (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS) (11/6/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                        68

SUBACCOUNT USUT9 (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS) (11/6/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT UOCA9 (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES) (11/6/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                         5

SUBACCOUNT UOGS9 (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES) (11/6/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT UOHI9 (INVESTING IN SHARES OF OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES) (11/6/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT UOSM9 (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES) (11/6/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                        14

SUBACCOUNT USTB9 (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES) (11/6/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                         6

SUBACCOUNT UGIN9 (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES) (11/6/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT UHSC9 (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES) (11/6/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT UIGR9 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES) (11/6/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                         6

SUBACCOUNT UPRE9 (INVESTING IN SHARES OF PUTNAM VT RESEARCH FUND - CLASS IB SHARES) (11/6/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT UVIS9 (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES) (11/6/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.00
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                          2003
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT USAP9 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND) (11/6/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT USGR9 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST GROWTH AND INCOME FUND) (11/6/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT USIE9 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND) (11/6/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT USIG9 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND) (11/6/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.01
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT USME9 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND) (11/6/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT USSV9 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND) (11/6/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT USVI9 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST VALUE INCOME STOCK FUND) (11/6/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT UVCP9 (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES) (11/6/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                        10

SUBACCOUNT UVGI9 (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES) (11/6/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                         5

SUBACCOUNT UVRE9 (INVESTING IN SHARES OF VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES) (11/6/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                         1

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                                                 2003     2002
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WBCA9 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND) (3/1/2002)
Accumulation unit value at beginning of period                                                                   $  0.78  $  1.00
Accumulation unit value at end of period                                                                         $  0.98  $  0.78
Number of accumulation units outstanding at end of period (000 omitted)                                               --       --

SUBACCOUNT WCAR9 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND) (3/3/2003)
Accumulation unit value at beginning of period                                                                   $  1.00       --
Accumulation unit value at end of period                                                                         $  1.31       --
Number of accumulation units outstanding at end of period (000 omitted)                                               --       --

SUBACCOUNT WCMG9 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND) (3/1/2002)
Accumulation unit value at beginning of period                                                                   $  0.99  $  1.00
Accumulation unit value at end of period                                                                         $  0.97  $  0.99
Number of accumulation units outstanding at end of period (000 omitted)                                               21      132

SUBACCOUNT WBND9 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND) (3/1/2002)
Accumulation unit value at beginning of period                                                                   $  1.01  $  1.00
Accumulation unit value at end of period                                                                         $  1.01  $  1.01
Number of accumulation units outstanding at end of period (000 omitted)                                               --       --

SUBACCOUNT WDEI9 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND) (3/1/2002)
Accumulation unit value at beginning of period                                                                   $  0.80  $  1.00
Accumulation unit value at end of period                                                                         $  1.10  $  0.80
Number of accumulation units outstanding at end of period (000 omitted)                                               --       --

SUBACCOUNT WESL9 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND) (8/30/2002)
Accumulation unit value at beginning of period                                                                   $  1.02  $  1.00
Accumulation unit value at end of period                                                                         $  1.22  $  1.02
Number of accumulation units outstanding at end of period (000 omitted)                                               --       --

SUBACCOUNT WEXI9 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND) (3/1/2002)
Accumulation unit value at beginning of period                                                                   $  0.92  $  1.00
Accumulation unit value at end of period                                                                         $  1.08  $  0.92
Number of accumulation units outstanding at end of period (000 omitted)                                               --       --

SUBACCOUNT WMGD9 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND) (3/1/2002)
Accumulation unit value at beginning of period                                                                   $  0.82  $  1.00
Accumulation unit value at end of period                                                                         $  0.96  $  0.82
Number of accumulation units outstanding at end of period (000 omitted)                                               --       --

SUBACCOUNT WNDM9 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)) (3/1/2002)
Accumulation unit value at beginning of period                                                                   $  0.79  $  1.00
Accumulation unit value at end of period                                                                         $  0.97  $  0.79
Number of accumulation units outstanding at end of period (000 omitted)                                               --       --

SUBACCOUNT WSVA9 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND) (7/31/2002)
Accumulation unit value at beginning of period                                                                   $  0.96  $  1.00
Accumulation unit value at end of period                                                                         $  1.29  $  0.96
Number of accumulation units outstanding at end of period (000 omitted)                                               --       --

SUBACCOUNT WFDI9 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND) (3/1/2002)
Accumulation unit value at beginning of period                                                                   $  1.02  $  1.00
Accumulation unit value at end of period                                                                         $  1.01  $  1.02
Number of accumulation units outstanding at end of period (000 omitted)                                               39       --

SUBACCOUNT WSCA9 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND) (3/1/2002)
Accumulation unit value at beginning of period                                                                   $  0.84  $  1.00
Accumulation unit value at end of period                                                                         $  1.22  $  0.84
Number of accumulation units outstanding at end of period (000 omitted)                                               --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                 2003     2002
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WABA9 (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES) (7/31/2002)
Accumulation unit value at beginning of period                                                                   $  0.95  $  1.00
Accumulation unit value at end of period                                                                         $  1.24  $  0.95
Number of accumulation units outstanding at end of period (000 omitted)                                               --       --

SUBACCOUNT WCAP9 (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES) (3/3/2003)
Accumulation unit value at beginning of period                                                                   $  1.00       --
Accumulation unit value at end of period                                                                         $  1.32       --
Number of accumulation units outstanding at end of period (000 omitted)                                               --       --

SUBACCOUNT WAAC9 (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES) (3/1/2002)
Accumulation unit value at beginning of period                                                                   $  0.79  $  1.00
Accumulation unit value at end of period                                                                         $  1.00  $  0.79
Number of accumulation units outstanding at end of period (000 omitted)                                               --       --

SUBACCOUNT WAAD9 (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                                                   $  0.94  $  1.00
Accumulation unit value at end of period                                                                         $  1.25  $  0.94
Number of accumulation units outstanding at end of period (000 omitted)                                               --       --

SUBACCOUNT WVAL9 (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES) (3/3/2003)
Accumulation unit value at beginning of period                                                                   $  1.00       --
Accumulation unit value at end of period                                                                         $  1.27       --
Number of accumulation units outstanding at end of period (000 omitted)                                               --       --

SUBACCOUNT WAVA9 (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES) (3/1/2002)
Accumulation unit value at beginning of period                                                                   $  0.74  $  1.00
Accumulation unit value at end of period                                                                         $  0.91  $  0.74
Number of accumulation units outstanding at end of period (000 omitted)                                               --       --

SUBACCOUNT WGIP9 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B)) (8/30/2002)
Accumulation unit value at beginning of period                                                                   $  0.95  $  1.00
Accumulation unit value at end of period                                                                         $  1.23  $  0.95
Number of accumulation units outstanding at end of period (000 omitted)                                               --       --

SUBACCOUNT WPRG9 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B)) (8/30/2002)
Accumulation unit value at beginning of period                                                                   $  0.92  $  1.00
Accumulation unit value at end of period                                                                         $  1.11  $  0.92
Number of accumulation units outstanding at end of period (000 omitted)                                               --       --

SUBACCOUNT WTEC9 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B)) (8/30/2002)
Accumulation unit value at beginning of period                                                                   $  0.94  $  1.00
Accumulation unit value at end of period                                                                         $  1.33  $  0.94
Number of accumulation units outstanding at end of period (000 omitted)                                               --       --

SUBACCOUNT WSRG9 (INVESTING IN SHARES OF THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARE CLASS) (3/3/2003)
Accumulation unit value at beginning of period                                                                   $  1.00       --
Accumulation unit value at end of period                                                                         $  1.28       --
Number of accumulation units outstanding at end of period (000 omitted)                                               --       --

SUBACCOUNT WECB9 (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                                   $  1.04  $  1.00
Accumulation unit value at end of period                                                                         $  1.05  $  1.04
Number of accumulation units outstanding at end of period (000 omitted)                                               --      118

SUBACCOUNT WEFF9 (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                                   $  1.00  $  1.00
Accumulation unit value at end of period                                                                         $  1.13  $  1.00
Number of accumulation units outstanding at end of period (000 omitted)                                               --       --

SUBACCOUNT WEFD9 (INVESTING IN SHARES OF EVERGREEN VA FUND - CLASS 2*) (8/30/2002)
Accumulation unit value at beginning of period                                                                   $  0.96  $  1.00
Accumulation unit value at end of period                                                                         $  1.19  $  0.96
Number of accumulation units outstanding at end of period (000 omitted)                                               --       --
*EVERGREEN VA BLUE CHIP FUND - CLASS 2 AND EVERGREEN VA MASTERS FUND - CLASS 2 MERGED INTO EVERGREEN VA FUND -
  CLASS 2 AS OF DEC. 8, 2003.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                 2003     2002
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEGW9 (INVESTING IN SHARES OF EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2*) (8/30/2002)
Accumulation unit value at beginning of period                                                                   $  0.96  $  1.00
Accumulation unit value at end of period                                                                         $  1.22  $  0.96
Number of accumulation units outstanding at end of period (000 omitted)                                               --       --
*EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2 MERGED INTO EVERGREEN VA GROWTH AND INCOME FUND -
  CLASS 2 AS OF DEC. 8, 2003.

SUBACCOUNT WEGR9 (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                                   $  0.98  $  1.00
Accumulation unit value at end of period                                                                         $  1.34  $  0.98
Number of accumulation units outstanding at end of period (000 omitted)                                               --       --

SUBACCOUNT WEHI9 (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                                   $  1.03  $  1.00
Accumulation unit value at end of period                                                                         $  1.20  $  1.03
Number of accumulation units outstanding at end of period (000 omitted)                                               32       32

SUBACCOUNT WEIG9 (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2*) (7/31/2002)
Accumulation unit value at beginning of period                                                                   $  0.93  $  1.00
Accumulation unit value at end of period                                                                         $  1.19  $  0.93
Number of accumulation units outstanding at end of period (000 omitted)                                               --       --
*EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2 MERGED INTO EVERGREEN VA INTERNATIONAL EQUITY FUND -
  CLASS 2 AS OF DEC. 8, 2003.

SUBACCOUNT WEOE9 (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                                   $  0.96  $  1.00
Accumulation unit value at end of period                                                                         $  1.32  $  0.96
Number of accumulation units outstanding at end of period (000 omitted)                                               --       --

SUBACCOUNT WESE9 (INVESTING IN SHARES OF EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2) (8/30/2002)
Accumulation unit value at beginning of period                                                                   $  0.96  $  1.00
Accumulation unit value at end of period                                                                         $  1.43  $  0.96
Number of accumulation units outstanding at end of period (000 omitted)                                               --       --

SUBACCOUNT WESM9 (INVESTING IN SHARES OF EVERGREEN VA SPECIAL VALUES FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                                   $  0.95  $  1.00
Accumulation unit value at end of period                                                                         $  1.21  $  0.95
Number of accumulation units outstanding at end of period (000 omitted)                                               --       --

SUBACCOUNT WEST9 (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2) (7/31/2002)
Accumulation unit value at beginning of period                                                                   $  1.08  $  1.00
Accumulation unit value at end of period                                                                         $  1.23  $  1.08
Number of accumulation units outstanding at end of period (000 omitted)                                               --       --

SUBACCOUNT WFBA9 (INVESTING IN SHARES OF FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS 2) (3/1/2002)
Accumulation unit value at beginning of period                                                                   $  0.91  $  1.00
Accumulation unit value at end of period                                                                         $  1.02  $  0.91
Number of accumulation units outstanding at end of period (000 omitted)                                               --       --

SUBACCOUNT WFCO9 (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2) (8/30/2002)
Accumulation unit value at beginning of period                                                                   $  0.97  $  1.00
Accumulation unit value at end of period                                                                         $  1.21  $  0.97
Number of accumulation units outstanding at end of period (000 omitted)                                               --       --

SUBACCOUNT WDYC9 (INVESTING IN SHARES OF FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2) (3/3/2003)
Accumulation unit value at beginning of period                                                                   $  1.00       --
Accumulation unit value at end of period                                                                         $  1.27       --
Number of accumulation units outstanding at end of period (000 omitted)                                               --       --

SUBACCOUNT WFFG9 (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2) (3/1/2002)
Accumulation unit value at beginning of period                                                                   $  0.85  $  1.00
Accumulation unit value at end of period                                                                         $  1.01  $  0.85
Number of accumulation units outstanding at end of period (000 omitted)                                               --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                 2003     2002
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WFGR9 (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2) (3/1/2002)
Accumulation unit value at beginning of period                                                                   $  0.72  $  1.00
Accumulation unit value at end of period                                                                         $  0.94  $  0.72
Number of accumulation units outstanding at end of period (000 omitted)                                               --       --

SUBACCOUNT WHIP9 (INVESTING IN SHARES OF FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2) (3/3/2003)
Accumulation unit value at beginning of period                                                                   $  1.00       --
Accumulation unit value at end of period                                                                         $  1.20       --
Number of accumulation units outstanding at end of period (000 omitted)                                               33       --

SUBACCOUNT WMDC9 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2) (3/1/2002)
Accumulation unit value at beginning of period                                                                   $  0.89  $  1.00
Accumulation unit value at end of period                                                                         $  1.21  $  0.89
Number of accumulation units outstanding at end of period (000 omitted)                                               19       --

SUBACCOUNT WISE9 (INVESTING IN SHARES OF FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2) (3/3/2003)
Accumulation unit value at beginning of period                                                                   $  1.00       --
Accumulation unit value at end of period                                                                         $  1.30       --
Number of accumulation units outstanding at end of period (000 omitted)                                               95       --

SUBACCOUNT WRES9 (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2) (3/3/2003)
Accumulation unit value at beginning of period                                                                   $  1.00       --
Accumulation unit value at end of period                                                                         $  1.32       --
Number of accumulation units outstanding at end of period (000 omitted)                                               --       --

SUBACCOUNT WSMC9 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2) (3/1/2002)
Accumulation unit value at beginning of period                                                                   $  0.75  $  1.00
Accumulation unit value at end of period                                                                         $  1.01  $  0.75
Number of accumulation units outstanding at end of period (000 omitted)                                               --       --

SUBACCOUNT WVAS9 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2) (3/1/2002)
Accumulation unit value at beginning of period                                                                   $  0.88  $  1.00
Accumulation unit value at end of period                                                                         $  1.14  $  0.88
Number of accumulation units outstanding at end of period (000 omitted)                                               20       --

SUBACCOUNT WMSS9 (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2) (3/1/2002)
Accumulation unit value at beginning of period                                                                   $  0.87  $  1.00
Accumulation unit value at end of period                                                                         $  1.07  $  0.87
Number of accumulation units outstanding at end of period (000 omitted)                                              153       --

SUBACCOUNT WINT9 (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2) (3/1/2002)
Accumulation unit value at beginning of period                                                                   $  0.83  $  1.00
Accumulation unit value at end of period                                                                         $  1.07  $  0.83
Number of accumulation units outstanding at end of period (000 omitted)                                               --       --

SUBACCOUNT WUSE9 (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND) (3/3/2003)
Accumulation unit value at beginning of period                                                                   $  1.00       --
Accumulation unit value at end of period                                                                         $  1.33       --
Number of accumulation units outstanding at end of period (000 omitted)                                               --       --

SUBACCOUNT WMCV9 (INVESTING IN SHARES OF GOLDMAN SACHS VIT MID CAP VALUE FUND) (3/3/2003)
Accumulation unit value at beginning of period                                                                   $  1.00       --
Accumulation unit value at end of period                                                                         $  1.33       --
Number of accumulation units outstanding at end of period (000 omitted)                                               --       --

SUBACCOUNT WGIS9 (INVESTING IN SHARES OF MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS) (3/3/2003)
Accumulation unit value at beginning of period                                                                   $  1.00       --
Accumulation unit value at end of period                                                                         $  1.25       --
Number of accumulation units outstanding at end of period (000 omitted)                                               --       --

SUBACCOUNT WSGI9 (INVESTING IN SHARES OF MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS) (3/1/2002)
Accumulation unit value at beginning of period                                                                   $  0.80  $  1.00
Accumulation unit value at end of period                                                                         $  0.95  $  0.80
Number of accumulation units outstanding at end of period (000 omitted)                                               --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                 2003     2002
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSND9 (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS) (3/1/2002)
Accumulation unit value at beginning of period                                                                   $  0.73  $  1.00
Accumulation unit value at end of period                                                                         $  0.96  $  0.73
Number of accumulation units outstanding at end of period (000 omitted)                                               --       --

SUBACCOUNT WSTR9 (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS) (3/1/2002)
Accumulation unit value at beginning of period                                                                   $  0.92  $  1.00
Accumulation unit value at end of period                                                                         $  1.04  $  0.92
Number of accumulation units outstanding at end of period (000 omitted)                                               --       --

SUBACCOUNT WUTS9 (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - INITIAL CLASS) (3/3/2003)
Accumulation unit value at beginning of period                                                                   $  1.00       --
Accumulation unit value at end of period                                                                         $  1.33       --
Number of accumulation units outstanding at end of period (000 omitted)                                               --       --

SUBACCOUNT WSUT9 (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS) (3/1/2002)
Accumulation unit value at beginning of period                                                                   $  0.85  $  1.00
Accumulation unit value at end of period                                                                         $  1.10  $  0.85
Number of accumulation units outstanding at end of period (000 omitted)                                               --       --

SUBACCOUNT WOCA9 (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                                                   $  0.96  $  1.00
Accumulation unit value at end of period                                                                         $  1.23  $  0.96
Number of accumulation units outstanding at end of period (000 omitted)                                               --       --

SUBACCOUNT WOGS9 (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                                                   $  0.92  $  1.00
Accumulation unit value at end of period                                                                         $  1.30  $  0.92
Number of accumulation units outstanding at end of period (000 omitted)                                               83       --

SUBACCOUNT WOSM9 (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES) (7/31/2002)
Accumulation unit value at beginning of period                                                                   $  0.95  $  1.00
Accumulation unit value at end of period                                                                         $  1.35  $  0.95
Number of accumulation units outstanding at end of period (000 omitted)                                               --       --

SUBACCOUNT WSTB9 (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                                                   $  1.04  $  1.00
Accumulation unit value at end of period                                                                         $  1.12  $  1.04
Number of accumulation units outstanding at end of period (000 omitted)                                               --       --

SUBACCOUNT WGIN9 (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES) (3/1/2002)
Accumulation unit value at beginning of period                                                                   $  0.81  $  1.00
Accumulation unit value at end of period                                                                         $  1.00  $  0.81
Number of accumulation units outstanding at end of period (000 omitted)                                               --       --

SUBACCOUNT WHSC9 (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                                                   $  0.97  $  1.00
Accumulation unit value at end of period                                                                         $  1.12  $  0.97
Number of accumulation units outstanding at end of period (000 omitted)                                               --       --

SUBACCOUNT WINC9 (INVESTING IN SHARES OF PUTNAM VT INCOME FUND - CLASS IB SHARES) (3/1/2002)
Accumulation unit value at beginning of period                                                                   $  1.05  $  1.00
Accumulation unit value at end of period                                                                         $  1.02  $  1.05
Number of accumulation units outstanding at end of period (000 omitted)                                               --       --

SUBACCOUNT WIGR9 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES) (3/1/2002))
Accumulation unit value at beginning of period                                                                   $  0.84  $  1.00
Accumulation unit value at end of period                                                                         $  1.06  $  0.84
Number of accumulation units outstanding at end of period (000 omitted)                                               --       --

SUBACCOUNT WVIS9 (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES) (3/1/2002)
Accumulation unit value at beginning of period                                                                   $  0.74  $  1.00
Accumulation unit value at end of period                                                                         $  0.97  $  0.74
Number of accumulation units outstanding at end of period (000 omitted)                                               --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                 2003     2002
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WVCP9 (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                                                   $  0.98  $  1.00
Accumulation unit value at end of period                                                                         $  1.26  $  0.98
Number of accumulation units outstanding at end of period (000 omitted)                                                8        8

SUBACCOUNT WVGI9 (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                                                   $  0.96  $  1.00
Accumulation unit value at end of period                                                                         $  1.19  $  0.96
Number of accumulation units outstanding at end of period (000 omitted)                                               --       --

SUBACCOUNT WVRE9 (INVESTING IN SHARES OF VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES) (8/30/2002)
Accumulation unit value at beginning of period                                                                   $  0.96  $  1.00
Accumulation unit value at end of period                                                                         $  1.29  $  0.96
Number of accumulation units outstanding at end of period (000 omitted)                                               --       --

SUBACCOUNT WAAL9 (INVESTING IN SHARES OF WELLS FARGO VT ASSET ALLOCATION FUND) (3/3/2003)
Accumulation unit value at beginning of period                                                                   $  1.00       --
Accumulation unit value at end of period                                                                         $  1.24       --
Number of accumulation units outstanding at end of period (000 omitted)                                              166       --

SUBACCOUNT WEQI9 (INVESTING IN SHARES OF WELLS FARGO VT EQUITY INCOME FUND) (3/3/2003)
Accumulation unit value at beginning of period                                                                   $  1.00       --
Accumulation unit value at end of period                                                                         $  1.27       --
Number of accumulation units outstanding at end of period (000 omitted)                                               --       --

SUBACCOUNT WEQV9 (INVESTING IN SHARES OF WELLS FARGO VT EQUITY VALUE FUND) (3/3/2003)
Accumulation unit value at beginning of period                                                                   $  1.00       --
Accumulation unit value at end of period                                                                         $  1.30       --
Number of accumulation units outstanding at end of period (000 omitted)                                               --       --

SUBACCOUNT WGRO9 (INVESTING IN SHARES OF WELLS FARGO VT GROWTH FUND) (3/3/2003)
Accumulation unit value at beginning of period                                                                   $  1.00       --
Accumulation unit value at end of period                                                                         $  1.24       --
Number of accumulation units outstanding at end of period (000 omitted)                                               --       --

SUBACCOUNT WIEQ9 (INVESTING IN SHARES OF WELLS FARGO VT INTERNATIONAL EQUITY FUND) (3/3/2003)
Accumulation unit value at beginning of period                                                                   $  1.00       --
Accumulation unit value at end of period                                                                         $  1.39       --
Number of accumulation units outstanding at end of period (000 omitted)                                               --       --

SUBACCOUNT WLCG9 (INVESTING IN SHARES OF WELLS FARGO VT LARGE COMPANY GROWTH FUND) (3/3/2003)
Accumulation unit value at beginning of period                                                                   $  1.00       --
Accumulation unit value at end of period                                                                         $  1.30       --
Number of accumulation units outstanding at end of period (000 omitted)                                              127       --

SUBACCOUNT WMMK9 (INVESTING IN SHARES OF WELLS FARGO VT MONEY MARKET FUND) (3/3/2003)
Accumulation unit value at beginning of period                                                                   $  1.00       --
Accumulation unit value at end of period                                                                         $  0.99       --
Number of accumulation units outstanding at end of period (000 omitted)                                               --       --

SUBACCOUNT WSCG9 (INVESTING IN SHARES OF WELLS FARGO VT SMALL CAP GROWTH FUND) (3/3/2003)
Accumulation unit value at beginning of period                                                                   $  1.00       --
Accumulation unit value at end of period                                                                         $  1.49       --
Number of accumulation units outstanding at end of period (000 omitted)                                               --       --

SUBACCOUNT WCBD9 (INVESTING IN SHARES OF WELLS FARGO VT TOTAL RETURN BOND FUND) (3/3/2003)
Accumulation unit value at beginning of period                                                                   $  1.00       --
Accumulation unit value at end of period                                                                         $  1.01       --
Number of accumulation units outstanding at end of period (000 omitted)                                               --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                                                          2003
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UCMG8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  0.99
Number of accumulation units outstanding at end of period (000 omitted)                                                        55

SUBACCOUNT UBND8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                        63

SUBACCOUNT UDEI8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.44
Number of accumulation units outstanding at end of period (000 omitted)                                                         9

SUBACCOUNT UESL8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.26
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT UGRO8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.22
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT UNDM8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.25
Number of accumulation units outstanding at end of period (000 omitted)                                                        37

SUBACCOUNT USVA8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.40
Number of accumulation units outstanding at end of period (000 omitted)                                                         3

SUBACCOUNT USPF8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.28
Number of accumulation units outstanding at end of period (000 omitted)                                                        22

SUBACCOUNT UFIF8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  0.99
Number of accumulation units outstanding at end of period (000 omitted)                                                       234

SUBACCOUNT UABA8 (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.35
Number of accumulation units outstanding at end of period (000 omitted)                                                        27

SUBACCOUNT UAAC8 (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.30
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT UAAD8 (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.35
Number of accumulation units outstanding at end of period (000 omitted)                                                         1

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                          2003
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UAVA8 (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.25
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT UGIP8 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B)) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.32
Number of accumulation units outstanding at end of period (000 omitted)                                                        47

SUBACCOUNT UPRG8 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B)) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.24
Number of accumulation units outstanding at end of period (000 omitted)                                                         3

SUBACCOUNT UTEC8 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B)) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.40
Number of accumulation units outstanding at end of period (000 omitted)                                                         9

SUBACCOUNT UAGR8 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B)) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT UECB8 (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                       185

SUBACCOUNT UEFF8 (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                        20

SUBACCOUNT UEFD8 (INVESTING IN SHARES OF EVERGREEN VA FUND - CLASS 2*) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.28
Number of accumulation units outstanding at end of period (000 omitted)                                                        25
*EVERGREEN VA BLUE CHIP FUND - CLASS 2 AND EVERGREEN VA MASTERS FUND - CLASS 2 MERGED INTO EVERGREEN VA FUND -
  CLASS 2 AS OF DEC. 8, 2003.

SUBACCOUNT UEGW8 (INVESTING IN SHARES OF EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2*) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.31
Number of accumulation units outstanding at end of period (000 omitted)                                                        35
*EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2 MERGED INTO EVERGREEN VA GROWTH AND INCOME FUND -
  CLASS 2 AS OF DEC. 8, 2003.

SUBACCOUNT UEGR8 (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.39
Number of accumulation units outstanding at end of period (000 omitted)                                                        18

SUBACCOUNT UEHI8 (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                        95

SUBACCOUNT UEIG8 (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2*) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.34
Number of accumulation units outstanding at end of period (000 omitted)                                                        28
*EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2 MERGED INTO EVERGREEN VA INTERNATIONAL EQUITY FUND -
  CLASS 2 AS OF DEC. 8, 2003.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                          2003
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UEOE8 (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.40
Number of accumulation units outstanding at end of period (000 omitted)                                                        29

SUBACCOUNT UESE8 (INVESTING IN SHARES OF EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.53
Number of accumulation units outstanding at end of period (000 omitted)                                                        10

SUBACCOUNT UESM8 (INVESTING IN SHARES OF EVERGREEN VA SPECIAL VALUES FUND - CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.31
Number of accumulation units outstanding at end of period (000 omitted)                                                        54

SUBACCOUNT UEST8 (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                        60

SUBACCOUNT UFCO8 (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.30
Number of accumulation units outstanding at end of period (000 omitted)                                                       205

SUBACCOUNT UFGR8 (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.34
Number of accumulation units outstanding at end of period (000 omitted)                                                         5

SUBACCOUNT UFMC8 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.38
Number of accumulation units outstanding at end of period (000 omitted)                                                       143

SUBACCOUNT UFOV8 (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.46
Number of accumulation units outstanding at end of period (000 omitted)                                                         5

SUBACCOUNT URES8 (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.36
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT USMC8 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.37
Number of accumulation units outstanding at end of period (000 omitted)                                                         5

SUBACCOUNT UVAS8 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.37
Number of accumulation units outstanding at end of period (000 omitted)                                                        50

SUBACCOUNT UMSS8 (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.25
Number of accumulation units outstanding at end of period (000 omitted)                                                       349

SUBACCOUNT UINT8 (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.34
Number of accumulation units outstanding at end of period (000 omitted)                                                        44

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                          2003
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UGRS8 (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.22
Number of accumulation units outstanding at end of period (000 omitted)                                                         2

SUBACCOUNT UNDS8 (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT UTRS8 (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                       240

SUBACCOUNT USUT8 (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.30
Number of accumulation units outstanding at end of period (000 omitted)                                                        12

SUBACCOUNT UOCA8 (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.31
Number of accumulation units outstanding at end of period (000 omitted)                                                        59

SUBACCOUNT UOGS8 (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.46
Number of accumulation units outstanding at end of period (000 omitted)                                                         4

SUBACCOUNT UOHI8 (INVESTING IN SHARES OF OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.11
Number of accumulation units outstanding at end of period (000 omitted)                                                        21

SUBACCOUNT UOSM8 (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.44
Number of accumulation units outstanding at end of period (000 omitted)                                                        29

SUBACCOUNT USTB8 (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                       141

SUBACCOUNT UGIN8 (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.29
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT UHSC8 (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.19
Number of accumulation units outstanding at end of period (000 omitted)                                                        10

SUBACCOUNT UIGR8 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.34
Number of accumulation units outstanding at end of period (000 omitted)                                                        41

SUBACCOUNT UPRE8 (INVESTING IN SHARES OF PUTNAM VT RESEARCH FUND - CLASS IB SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.26
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                          2003
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UVIS8 (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.32
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT USAP8 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.20
Number of accumulation units outstanding at end of period (000 omitted)                                                         7

SUBACCOUNT USGR8 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST GROWTH AND INCOME FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.27
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT USIE8 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.42
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT USIG8 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.00
Number of accumulation units outstanding at end of period (000 omitted)                                                         7

SUBACCOUNT USME8 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.30
Number of accumulation units outstanding at end of period (000 omitted)                                                         2

SUBACCOUNT USSV8 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.39
Number of accumulation units outstanding at end of period (000 omitted)                                                         2

SUBACCOUNT USVI8 (INVESTING IN SHARES OF STI CLASSIC VARIABLE TRUST VALUE INCOME STOCK FUND) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.26
Number of accumulation units outstanding at end of period (000 omitted)                                                         6

SUBACCOUNT UVCP8 (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.30
Number of accumulation units outstanding at end of period (000 omitted)                                                        25

SUBACCOUNT UVGI8 (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II
  SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.29
Number of accumulation units outstanding at end of period (000 omitted)                                                         3

SUBACCOUNT UVRE8 (INVESTING IN SHARES OF VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES) (1/29/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.42
Number of accumulation units outstanding at end of period (000 omitted)                                                        12

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying individual statements of assets and liabilities of the 1,405 segregated asset subaccounts of American Enterprise Variable Annuity Account, referred to in Note 1, as of December 31, 2003, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2003 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the 1,405 segregated asset subaccounts of American Enterprise Variable Annuity Account, referred to in Note 1, at December 31, 2003, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Minneapolis, Minnesota
March 19, 2004

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003                                             PBCA2          WBCA7          PBCA1           EVB           WBCA5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         20   $    638,707   $    732,957   $    247,242   $    104,819
                                                           ------------------------------------------------------------------------
    at market value                                        $         23   $    568,184   $    692,003   $    226,307   $    102,257
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --            915             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         23        568,184        692,003        227,222        102,257
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --            534            685            252            113
    Administrative charge                                            --             76             94             30             14
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --            610            779            282            127
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --        567,574        691,224        226,940        102,130
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  23             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         23   $    567,574   $    691,224   $    226,940   $    102,130
===================================================================================================================================
Accumulation units outstanding                                       --        781,429        908,271        323,673        141,685
===================================================================================================================================
Net asset value per accumulation unit                      $       0.76   $       0.73   $       0.76   $       0.70   $       0.72
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WBCA4          WBCA3          SBCA1          WBCA2          WBCA1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    604,416   $    741,818   $    849,525   $    190,474   $    282,991
                                                           ------------------------------------------------------------------------
    at market value                                        $    555,603   $    764,677   $    795,351   $    177,850   $    268,803
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --          7,307             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    555,603        764,677        802,658        177,850        268,803
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  651            909          1,051            242            376
    Administrative charge                                            75            101            109             24             36
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   726          1,010          1,160            266            412
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       554,877        763,667        801,498        177,584        268,391
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    554,877   $    763,667   $    801,498   $    177,584   $    268,391
===================================================================================================================================
Accumulation units outstanding                                  771,240      1,064,077      1,095,923        248,737        376,611
===================================================================================================================================
Net asset value per accumulation unit                      $       0.72   $       0.72   $       0.73   $       0.71   $       0.71
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WBCA9          WCAR7          WCAR6           ECR           WCAR4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         10   $     68,885   $    125,595   $  9,762,951   $    306,990
                                                           ------------------------------------------------------------------------
    at market value                                        $         12   $     49,652   $    113,483   $  6,992,182   $    297,089
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --          3,710             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         12         49,652        113,483      6,995,892        297,089
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --             46            114          7,922            344
    Administrative charge                                            --              7             16            951             40
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --             53            130          8,873            384
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --         49,599        113,353      6,982,641        296,697
Net assets applicable to contracts in payment period                 --             --             --          4,378              8
Net assets applicable to seed money                                  12             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         12   $     49,599   $    113,353   $  6,987,019   $    296,705
===================================================================================================================================
Accumulation units outstanding                                       --         75,050        171,727      4,663,339        453,293
===================================================================================================================================
Net asset value per accumulation unit                      $       0.98   $       0.66   $       0.66   $       1.50   $       0.65
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WCAR3          SCAR1          WCAR2          WCAR1          WCAR9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    237,328   $    157,007   $     91,479   $         20   $         20
                                                           ------------------------------------------------------------------------
    at market value                                        $    251,501   $    114,917   $     86,667   $         22   $         22
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --          8,106             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    251,501        123,023         86,667             22             22
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  307            150            117             --             --
    Administrative charge                                            34             16             12             --             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   341            166            129             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       251,160        122,857         86,538             --             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             22             22
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    251,160   $    122,857   $     86,538   $         22   $         22
===================================================================================================================================
Accumulation units outstanding                                  384,424        184,342        133,217             --             --
===================================================================================================================================
Net asset value per accumulation unit                      $       0.65   $       0.67   $       0.65   $       0.65   $       1.31
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UCMG1          UCMG2          PCMG2          WCMG7          PCMG1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    857,988   $  3,795,778   $     76,585   $    204,054   $  1,838,637
                                                           ------------------------------------------------------------------------
    at market value                                        $    857,982   $  3,795,757   $     76,584   $    204,054   $  1,838,628
Dividends receivable                                                314          1,251             31             74            695
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            127             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    858,296      3,797,135         76,615        204,128      1,839,323
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  602          2,676             70            175          1,724
    Administrative charge                                           106            422             10             25            235
    Contract terminations                                         1,107         73,949             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,815         77,047             80            200          1,959
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       856,481      3,720,088         76,535        202,929      1,837,364
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --            999             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    856,481   $  3,720,088   $     76,535   $    203,928   $  1,837,364
===================================================================================================================================
Accumulation units outstanding                                  813,231      3,701,477         71,529        203,156      1,720,441
===================================================================================================================================
Net asset value per accumulation unit                      $       1.05   $       1.01   $       1.07   $       1.00   $       1.07
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UCMG5          UCMG4           EMS           WCMG4          SCMG2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    289,761   $  2,925,002   $  6,580,043   $     15,875   $  2,555,301
                                                           ------------------------------------------------------------------------
    at market value                                        $    289,761   $  2,924,997   $  6,580,042   $     15,875   $  2,555,301
Dividends receivable                                                 78            983          2,677              2          1,086
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     28              5             --             --            352
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    289,867      2,925,985      6,582,719         15,877      2,556,739
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  202          2,659          7,538              6          3,301
    Administrative charge                                            26            332            904              1            367
    Contract terminations                                            --             --          9,955             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   228          2,991         18,397              7          3,668
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       289,639      2,922,994      6,564,308         14,872      2,492,310
Net assets applicable to contracts in payment period                 --             --             14             --         60,761
Net assets applicable to seed money                                  --             --             --            998             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    289,639   $  2,922,994   $  6,564,322   $     15,870   $  2,553,071
===================================================================================================================================
Accumulation units outstanding                                  292,124      2,809,786      5,254,249         14,895      2,410,101
===================================================================================================================================
Net asset value per accumulation unit                      $       0.99   $       1.04   $       1.25   $       1.00   $       1.03
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UCMG6          SCMG1          UCMG7          WCMG1          UCMG9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,086,396   $  9,425,149   $    353,043   $     73,989   $     23,877
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,086,396   $  9,425,141   $    353,043   $     73,989   $     23,877
Dividends receivable                                                342          3,828             98              9              3
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  1,102             --             --             66             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,087,840      9,428,969        353,141         74,064         23,880
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                1,082         12,501            331             31             11
    Administrative charge                                           116          1,293             33              3              1
    Contract terminations                                            --         82,074             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,198         95,868            364             34             12
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,086,642      9,333,101        352,777         74,030         22,870
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --            998
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,086,642   $  9,333,101   $    352,777   $     74,030   $     23,868
===================================================================================================================================
Accumulation units outstanding                                1,097,908      9,031,733        356,814         76,219         22,916
===================================================================================================================================
Net asset value per accumulation unit                      $       0.99   $       1.03   $       0.99   $       0.97   $       1.00
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WCMG9          UCMG8          UBND1          UBND2          PBND2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     21,814   $     55,009   $    611,525   $  2,420,478   $     36,363
                                                           ------------------------------------------------------------------------
    at market value                                        $     21,814   $     55,009   $    613,650   $  2,430,897   $     36,758
Dividends receivable                                                  3              6          1,888          7,312            117
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --            608        124,160             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     21,817         55,015        616,146      2,562,369         36,875
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   10             25            456          1,969             33
    Administrative charge                                             1              2             80            311              5
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    11             27            536          2,280             38
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        20,810         53,992        615,610      2,560,089         36,837
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                 996            996             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     21,806   $     54,988   $    615,610   $  2,560,089   $     36,837
===================================================================================================================================
Accumulation units outstanding                                   21,385         54,732        571,630      2,380,889         30,565
===================================================================================================================================
Net asset value per accumulation unit                      $       0.97   $       0.99   $       1.08   $       1.08   $       1.20
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WBND7          PBND1          UBND5          UBND4           ESI
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     79,332   $    705,313   $    424,766   $  2,089,596   $ 11,477,114
                                                           ------------------------------------------------------------------------
    at market value                                        $     79,496   $    709,629   $    425,898   $  2,100,975   $ 11,196,864
Dividends receivable                                                154          2,038          1,304          6,536         35,564
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --            683              4          7,756
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     79,650        711,667        427,885      2,107,515     11,240,184
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   46            637            426          2,224         12,613
    Administrative charge                                             7             87             55            278          1,514
    Contract terminations                                         3,060             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 3,113            724            481          2,502         14,127
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        75,521        710,943        427,404      2,105,013     11,212,781
Net assets applicable to contracts in payment period                 --             --             --             --         13,276
Net assets applicable to seed money                               1,016             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     76,537   $    710,943   $    427,404   $  2,105,013   $ 11,226,057
===================================================================================================================================
Accumulation units outstanding                                   74,599        592,925        415,189      1,965,343      7,118,652
===================================================================================================================================
Net asset value per accumulation unit                      $       1.01   $       1.20   $       1.03   $       1.07   $       1.58
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WBND4          SBND2          UBND6          SBND1          UBND7
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    150,450   $    392,686   $    395,974   $    983,238   $    589,149
                                                           ------------------------------------------------------------------------
    at market value                                        $    150,584   $    394,893   $    396,109   $    989,492   $    593,234
Dividends receivable                                                300          1,220          1,169          3,078          1,774
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --          5,366             --         11,739
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    150,884        396,113        402,644        992,570        606,747
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  110            467            463          1,266            754
    Administrative charge                                            13             52             50            131             76
    Contract terminations                                         2,402            800             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 2,525          1,319            513          1,397            830
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       147,343        394,794        402,131        991,173        605,917
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                               1,016             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    148,359   $    394,794   $    402,131   $    991,173   $    605,917
===================================================================================================================================
Accumulation units outstanding                                  145,604        337,179        391,553        848,654        590,502
===================================================================================================================================
Net asset value per accumulation unit                      $       1.01   $       1.17   $       1.03   $       1.17   $       1.03
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WBND1          UBND9          WBND9          UBND8          UDEI1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    156,969   $     20,220   $      1,006   $     63,871   $    126,960
                                                           ------------------------------------------------------------------------
    at market value                                        $    157,434   $     20,265   $      1,011   $     64,223   $    153,222
Dividends receivable                                                480             61              3            204             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     53             --             --             --            766
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    157,967         20,326          1,014         64,427        153,988
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  212             27              1             98            112
    Administrative charge                                            20              3             --              9             20
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   232             30              1            107            132
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       157,735         19,280             --         64,320        153,856
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --          1,016          1,013             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    157,735   $     20,296   $      1,013   $     64,320   $    153,856
===================================================================================================================================
Accumulation units outstanding                                  151,690         19,061             --         63,081        140,487
===================================================================================================================================
Net asset value per accumulation unit                      $       1.04   $       1.01   $       1.01   $       1.02   $       1.10
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UDEI2          PDEI2          WDEI7          PDEI1          UDEI5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,261,865   $     24,822   $    636,990   $    835,823   $    314,995
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,498,247   $     28,063   $    725,718   $    968,823   $    372,803
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --          1,083
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,498,247         28,063        725,718        968,823        373,886
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                1,130             26            651            928            345
    Administrative charge                                           178              4             93            126             45
    Contract terminations                                         2,178             --          5,396             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 3,486             30          6,140          1,054            390
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,494,761         28,033        719,578        967,769        373,496
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,494,761   $     28,033   $    719,578   $    967,769   $    373,496
===================================================================================================================================
Accumulation units outstanding                                1,367,059         24,849        590,556        861,432        257,206
===================================================================================================================================
Net asset value per accumulation unit                      $       1.09   $       1.13   $       1.22   $       1.12   $       1.45
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UDEI4           EVD           WDEI5          WDEI4          WDEI3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,020,882   $    256,640   $    617,604   $    872,347   $    691,527
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,245,946   $    308,344   $    731,602   $    990,858   $    801,733
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      5          1,043            546          9,252          1,991
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,245,951        309,387        732,148      1,000,110        803,724
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                1,268            330            783          1,044            971
    Administrative charge                                           159             40             94            121            108
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,427            370            877          1,165          1,079
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,244,524        309,017        731,271        998,945        802,645
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,244,524   $    309,017   $    731,271   $    998,945   $    802,645
===================================================================================================================================
Accumulation units outstanding                                1,142,965        275,999        604,771        827,727        666,402
===================================================================================================================================
Net asset value per accumulation unit                      $       1.09   $       1.12   $       1.21   $       1.21   $       1.20
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UDEI6          SDEI1          WDEI2          WDEI1          UDEI9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    263,475   $    537,282   $    204,189   $    400,926   $      4,419
                                                           ------------------------------------------------------------------------
    at market value                                        $    300,360   $    611,022   $    234,627   $    469,443   $      4,604
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  1,296          8,118             --             66             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    301,656        619,140        234,627        469,509          4,604
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  339            757            310            625              5
    Administrative charge                                            36             78             31             60             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   375            835            341            685              5
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       301,281        618,305        234,286        468,824          4,577
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             22
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    301,281   $    618,305   $    234,286   $    468,824   $      4,599
===================================================================================================================================
Accumulation units outstanding                                  207,942        517,776        195,612        392,208          4,190
===================================================================================================================================
Net asset value per accumulation unit                      $       1.45   $       1.19   $       1.20   $       1.20   $       1.09
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WDEI9          UDEI8          PEMK2          PEMK1          UESL1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         20   $     10,862   $     16,860   $     36,547   $        554
                                                           ------------------------------------------------------------------------
    at market value                                        $         24   $     12,715   $     21,335   $     49,391   $        699
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         24         12,715         21,335         49,391            699
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --             20             19             49              1
    Administrative charge                                            --              2              3              7             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --             22             22             56              1
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --         12,693         21,313         49,335            698
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  24             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         24   $     12,693   $     21,313   $     49,335   $        698
===================================================================================================================================
Accumulation units outstanding                                       --          8,833         18,232         42,341            564
===================================================================================================================================
Net asset value per accumulation unit                      $       1.10   $       1.44   $       1.17   $       1.17   $       1.24
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UESL2          WESL7          UESL3          UESL5          UESL4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     28,534   $         20   $         84   $      1,886   $     22,669
                                                           ------------------------------------------------------------------------
    at market value                                        $     33,917   $         20   $         89   $      2,007   $     25,241
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     33,917             20             89          2,007         25,241
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   28             --             --              2             26
    Administrative charge                                             5             --             --             --              3
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    33             --             --              2             29
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        33,884             --             66          2,005         25,212
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             20             23             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     33,884   $         20   $         89   $      2,005   $     25,212
===================================================================================================================================
Accumulation units outstanding                                   27,459             --             54          1,587         20,499
===================================================================================================================================
Net asset value per accumulation unit                      $       1.23   $       1.02   $       1.23   $       1.26   $       1.23
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WESL5          WESL4          WESL3          UESL6          WESL8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     31,782   $     28,953   $     14,279   $      3,136   $      9,449
                                                           ------------------------------------------------------------------------
    at market value                                        $     35,769   $     29,392   $     17,551   $      3,280   $     10,387
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     35,769         29,392         17,551          3,280         10,387
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   39              9             21              4             14
    Administrative charge                                             5              1              2             --              1
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    44             10             23              4             15
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        35,725         29,362         17,528          3,254         10,372
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             20             --             22             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     35,725   $     29,382   $     17,528   $      3,276   $     10,372
===================================================================================================================================
Accumulation units outstanding                                   29,067         28,758         14,280          2,582          8,462
===================================================================================================================================
Net asset value per accumulation unit                      $       1.23   $       1.02   $       1.23   $       1.26   $       1.23
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UESL7          WESL1          UESL9          WESL9          UESL8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      7,285   $         20   $         20   $         20   $         20
                                                           ------------------------------------------------------------------------
    at market value                                        $      7,345   $         23   $         20   $         23   $         23
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      7,345             23             20             23             23
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    9             --             --             --             --
    Administrative charge                                             1             --             --             --             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    10             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         7,313             --             --             --             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  22             23             20             23             23
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      7,335   $         23   $         20   $         23   $         23
===================================================================================================================================
Accumulation units outstanding                                    5,809             --             --             --             --
===================================================================================================================================
Net asset value per accumulation unit                      $       1.26   $       1.22   $       1.02   $       1.22   $       1.26
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UGRO1          UGRO2          WGRF7          UGRO3          UGRO5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     19,928   $     60,225   $      7,410   $         10   $     16,507
                                                           ------------------------------------------------------------------------
    at market value                                        $     23,162   $     65,672   $      7,618   $         11   $     17,712
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     23,162         65,672          7,618             11         17,712
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   20             55              6             --             17
    Administrative charge                                             4              9              1             --              2
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    24             64              7             --             19
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        23,138         65,608          7,601             --         17,693
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             10             11             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     23,138   $     65,608   $      7,611   $         11   $     17,693
===================================================================================================================================
Accumulation units outstanding                                   23,690         67,280          7,250             --         14,471
===================================================================================================================================
Net asset value per accumulation unit                      $       0.98   $       0.98   $       1.05   $       0.97   $       1.22
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UGRO4           EVG           WGRF4          SGRO2          UGRO6
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     60,937   $    253,455   $     57,984   $     73,272   $     15,644
                                                           ------------------------------------------------------------------------
    at market value                                        $     62,599   $    218,942   $     59,004   $     61,506   $     16,621
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     62,599        218,942         59,004         61,506         16,621
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   33            242             36             75             21
    Administrative charge                                             4             29              4              8              2
    Contract terminations                                            --             23             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    37            294             40             83             23
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        62,562        218,648         58,954         61,423         16,598
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             10             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     62,562   $    218,648   $     58,964   $     61,423   $     16,598
===================================================================================================================================
Accumulation units outstanding                                   64,470        499,402         56,252        140,832         13,607
===================================================================================================================================
Net asset value per accumulation unit                      $       0.97   $       0.44   $       1.05   $       0.44   $       1.22
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 SGRO1          UGRO7          UGRO9          UGRO8          PEXI2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    412,731   $         10   $         10   $         10   $     83,472
                                                           ------------------------------------------------------------------------
    at market value                                        $    245,614   $         11   $         10   $         11   $     88,016
Dividends receivable                                                 --             --             --             --            571
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    245,614             11             10             11         88,587
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  318             --             --             --             81
    Administrative charge                                            33             --             --             --             12
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   351             --             --             --             93
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       245,263             --             --             --         88,494
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             11             10             11             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    245,263   $         11   $         10   $         11   $     88,494
===================================================================================================================================
Accumulation units outstanding                                  538,610             --             --             --         80,662
===================================================================================================================================
Net asset value per accumulation unit                      $       0.46   $       1.22   $       1.05   $       1.22   $       1.10
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WEXI7          PEXI1           EIA           WEXI4          WEXI3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    396,960   $  1,294,377   $  2,665,160   $    534,895   $    563,604
                                                           ------------------------------------------------------------------------
    at market value                                        $    416,097   $  1,315,787   $  2,832,901   $    533,830   $    587,725
Dividends receivable                                              2,708          8,241         17,805          3,459          3,753
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    418,805      1,324,028      2,850,706        537,289        591,478
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  399          1,275          3,127            632            712
    Administrative charge                                            57            174            375             73             79
    Contract terminations                                            --             --            114             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   456          1,449          3,616            705            791
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       418,349      1,322,579      2,847,090        536,584        590,687
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    418,349   $  1,322,579   $  2,847,090   $    536,584   $    590,687
===================================================================================================================================
Accumulation units outstanding                                  394,282      1,211,579      2,699,089        520,657        579,343
===================================================================================================================================
Net asset value per accumulation unit                      $       1.06   $       1.09   $       1.05   $       1.03   $       1.02
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 SEXI1          WEXI2          WEXI1          WEXI9           EIE
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  3,631,282   $    253,179   $    318,976   $        103   $  3,701,457
                                                           ------------------------------------------------------------------------
    at market value                                        $  3,832,294   $    249,672   $    329,534   $        108   $  2,311,309
Dividends receivable                                             24,732          1,615          2,066              1             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --            169
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  3,857,026        251,287        331,600            109      2,311,478
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                5,039            340            450             --          2,614
    Administrative charge                                           521             34             43             --            314
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 5,560            374            493             --          2,928
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     3,851,466        250,913        331,107              2      2,305,518
Net assets applicable to contracts in payment period                 --             --             --             --          3,032
Net assets applicable to seed money                                  --             --             --            107             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  3,851,466   $    250,913   $    331,107   $        109   $  2,308,550
===================================================================================================================================
Accumulation units outstanding                                3,746,616        245,248        324,646             --      2,079,694
===================================================================================================================================
Net asset value per accumulation unit                      $       1.03   $       1.02   $       1.02   $       1.08   $       1.11
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UMGD1          UMGD2          PMGD2          PMGD1          UMGD4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     43,234   $    817,607   $    125,197   $    174,399   $    346,349
                                                           ------------------------------------------------------------------------
    at market value                                        $     43,621   $    776,561   $    114,615   $    165,826   $    358,210
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     43,621        776,561        114,615        165,826        358,210
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   33            668            110            163            388
    Administrative charge                                             6            105             17             22             49
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    39            773            127            185            437
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        43,582        775,788        114,488        165,641        357,773
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     43,582   $    775,788   $    114,488   $    165,641   $    357,773
===================================================================================================================================
Accumulation units outstanding                                   48,910        872,311        121,792        176,980        406,759
===================================================================================================================================
Net asset value per accumulation unit                      $       0.89   $       0.89   $       0.94   $       0.94   $       0.88
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  EMG           SMGD2          SMGD1          WMGD1          WMGD9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $ 11,136,992   $    310,377   $  1,075,066   $      9,879   $         21
                                                           ------------------------------------------------------------------------
    at market value                                        $  9,041,073   $    369,152   $  1,107,417   $     11,709   $         22
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  4,918             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  9,045,991        369,152      1,107,417         11,709             22
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                               10,213            454          1,430             16             --
    Administrative charge                                         1,226             50            148              2             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                11,439            504          1,578             18             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     9,024,157        368,648      1,105,839         11,691             --
Net assets applicable to contracts in payment period             10,395             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             22
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  9,034,552   $    368,648   $  1,105,839   $     11,691   $         22
===================================================================================================================================
Accumulation units outstanding                                5,042,519        438,826      1,263,235         12,035             --
===================================================================================================================================
Net asset value per accumulation unit                      $       1.79   $       0.84   $       0.88   $       0.97   $       0.96
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UNDM1          UNDM2          PNDM2          WNDM7          PNDM1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    195,526   $  1,746,485   $    220,717   $  1,318,210   $  3,583,212
                                                           ------------------------------------------------------------------------
    at market value                                        $    216,704   $  1,944,003   $    238,110   $  1,115,686   $  3,228,030
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    781             --             --             --          1,360
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    217,485      1,944,003        238,110      1,115,686      3,229,390
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  161          1,548            215          1,029          3,172
    Administrative charge                                            29            244             32            147            433
    Contract terminations                                            --          1,606             --          6,142             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   190          3,398            247          7,318          3,605
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       217,295      1,940,605        237,863      1,108,368      3,194,615
Net assets applicable to contracts in payment period                 --             --             --             --         31,170
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    217,295   $  1,940,605   $    237,863   $  1,108,368   $  3,225,785
===================================================================================================================================
Accumulation units outstanding                                  300,983      2,692,639        293,758      1,643,199      3,960,496
===================================================================================================================================
Net asset value per accumulation unit                      $       0.72   $       0.72   $       0.81   $       0.67   $       0.81
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UNDM5          UNDM4           EGD           WNDM4          WNDM3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    290,422   $  1,313,670   $  6,209,116   $  1,682,455   $  1,547,825
                                                           ------------------------------------------------------------------------
    at market value                                        $    323,172   $  1,438,913   $  5,413,317   $  1,547,819   $  1,314,183
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  1,245          6,224            879             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    324,417      1,445,137      5,414,196      1,547,819      1,314,183
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  304          1,477          6,037          1,685          1,603
    Administrative charge                                            40            185            724            195            178
    Contract terminations                                            --             --             --          4,205            413
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   344          1,662          6,761          6,085          2,194
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       324,073      1,443,475      5,407,435      1,541,734      1,311,989
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    324,073   $  1,443,475   $  5,407,435   $  1,541,734   $  1,311,989
===================================================================================================================================
Accumulation units outstanding                                  256,922      2,025,243      4,511,500      2,307,566      1,967,285
===================================================================================================================================
Net asset value per accumulation unit                      $       1.26   $       0.71   $       1.20   $       0.67   $       0.67
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UNDM6          SNDM1          WNDM2          WNDM1          UNDM9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    282,897   $  1,346,796   $    471,296   $    537,796   $     12,682
                                                           ------------------------------------------------------------------------
    at market value                                        $    300,309   $  1,239,461   $    429,434   $    518,015   $     13,118
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  1,446             --             --             66             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    301,755      1,239,461        429,434        518,081         13,118
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  317          1,612            545            702             16
    Administrative charge                                            34            167             54             68              2
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   351          1,779            599            770             18
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       301,404      1,237,682        428,835        517,311         13,079
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             21
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    301,404   $  1,237,682   $    428,835   $    517,311   $     13,100
===================================================================================================================================
Accumulation units outstanding                                  239,500      1,779,078        646,715        781,609         12,604
===================================================================================================================================
Net asset value per accumulation unit                      $       1.26   $       0.70   $       0.66   $       0.66   $       1.04
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WNDM9          UNDM8          USVA1          USVA2          WSVA7
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         20   $     42,122   $     49,454   $    503,196   $     43,455
                                                           ------------------------------------------------------------------------
    at market value                                        $         22   $     46,899   $     58,344   $    572,644   $     45,735
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --            260          2,551             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         22         46,899         58,604        575,195         45,735
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --             72             42            457             35
    Administrative charge                                            --              6              7             72              5
    Contract terminations                                            --             --             --             --          2,285
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --             78             49            529          2,325
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --         46,821         58,555        574,666         43,410
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  22             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         22   $     46,821   $     58,555   $    574,666   $     43,410
===================================================================================================================================
Accumulation units outstanding                                       --         37,382         54,388        534,630         40,273
===================================================================================================================================
Net asset value per accumulation unit                      $       0.97   $       1.25   $       1.08   $       1.07   $       1.08
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WSVA6          USVA5          USVA4          WSVA5          WSVA4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    168,556   $     99,966   $    362,032   $    170,006   $    151,561
                                                           ------------------------------------------------------------------------
    at market value                                        $    193,417   $    114,220   $    411,759   $    205,861   $    170,794
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    980            466              1            192             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    194,397        114,686        411,760        206,053        170,794
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  186            110            417            221            168
    Administrative charge                                            25             14             52             26             19
    Contract terminations                                            --             --             --             --          1,186
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   211            124            469            247          1,373
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       194,186        114,562        411,291        205,806        169,421
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    194,186   $    114,562   $    411,291   $    205,806   $    169,421
===================================================================================================================================
Accumulation units outstanding                                  180,337         81,666        384,168        191,629        157,877
===================================================================================================================================
Net asset value per accumulation unit                      $       1.08   $       1.40   $       1.07   $       1.07   $       1.07
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WSVA3          USVA6          WSVA8          WSVA2          WSVA1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     47,066   $    125,600   $     26,030   $     88,059   $     65,606
                                                           ------------------------------------------------------------------------
    at market value                                        $     51,950   $    138,507   $     29,914   $     98,478   $     76,766
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            499             --             --             13
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     51,950        139,006         29,914         98,478         76,779
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   74            153             35            129             93
    Administrative charge                                             8             16              4             13              9
    Contract terminations                                           103             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   185            169             39            142            102
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        51,765        138,837         29,875         98,336         76,677
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     51,765   $    138,837   $     29,875   $     98,336   $     76,677
===================================================================================================================================
Accumulation units outstanding                                   48,286         99,199         23,027         91,938         71,753
===================================================================================================================================
Net asset value per accumulation unit                      $       1.07   $       1.40   $       1.30   $       1.07   $       1.07
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 USVA9          WSVA9          USVA8          USPF1          USPF2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      1,509   $         20   $      3,289   $    521,658   $  3,802,917
                                                           ------------------------------------------------------------------------
    at market value                                        $      1,542   $         24   $      3,513   $    583,156   $  4,090,259
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             27         25,250
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      1,542             24          3,513        583,183      4,115,509
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    2             --              6            434          3,442
    Administrative charge                                            --             --             --             76            543
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     2             --              6            510          3,985
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         1,519             --          3,507        582,672      4,076,885
Net assets applicable to contracts in payment period                 --             --             --              1         34,639
Net assets applicable to seed money                                  21             24             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      1,540   $         24   $      3,507   $    582,673   $  4,111,524
===================================================================================================================================
Accumulation units outstanding                                    1,450             --          2,511        748,357      5,259,947
===================================================================================================================================
Net asset value per accumulation unit                      $       1.05   $       1.29   $       1.40   $       0.78   $       0.78
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 PSPF2          WSPF7          PSPF1          USPF3          USPF5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    302,780   $     73,336   $    545,365   $  1,815,751   $    471,536
                                                           ------------------------------------------------------------------------
    at market value                                        $    331,305   $     77,354   $    576,160   $  2,013,950   $    518,768
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    331,305         77,354        576,160      2,013,950        518,768
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  300             66            575          1,975            527
    Administrative charge                                            45              9             79            269             69
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   345             75            654          2,244            596
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       330,960         77,268        575,506      2,007,507        518,172
Net assets applicable to contracts in payment period                 --             --             --          4,199             --
Net assets applicable to seed money                                  --             11             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    330,960   $     77,279   $    575,506   $  2,011,706   $    518,172
===================================================================================================================================
Accumulation units outstanding                                  417,570         73,076        728,273      2,600,853        400,019
===================================================================================================================================
Net asset value per accumulation unit                      $       0.79   $       1.06   $       0.79   $       0.77   $       1.30
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 USPF4          WSPF5          WSPF4          WSPF3          USPF6
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  4,320,850   $    198,212   $     60,502   $        228   $    590,829
                                                           ------------------------------------------------------------------------
    at market value                                        $  4,632,224   $    226,313   $     62,660   $        229   $    655,426
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  4,632,224        226,313         62,660            229        655,426
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                4,892            255             38             --            819
    Administrative charge                                           611             30              4             --             88
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 5,503            285             42             --            907
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     4,626,721        226,028         62,607            218        654,519
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             11             11             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  4,626,721   $    226,028   $     62,618   $        229   $    654,519
===================================================================================================================================
Accumulation units outstanding                                6,015,065        174,655         59,226            207        508,344
===================================================================================================================================
Net asset value per accumulation unit                      $       0.77   $       1.29   $       1.06   $       1.06   $       1.29
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WSPF8          USPF7          USPF9          USPF8          UFIF1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     37,424   $     40,702   $         10   $     25,679   $  1,005,799
                                                           ------------------------------------------------------------------------
    at market value                                        $     40,889   $     43,381   $         11   $     28,034   $    998,471
Dividends receivable                                                 --             --             --             --          2,262
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     40,889         43,381             11         28,034      1,000,733
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   54             58             --             43            793
    Administrative charge                                             5              6             --              4            140
    Contract terminations                                            --             --             --             --          5,998
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    59             64             --             47          6,931
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        40,830         43,317             --         27,976        993,802
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             11             11             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     40,830   $     43,317   $         11   $     27,987   $    993,802
===================================================================================================================================
Accumulation units outstanding                                   31,783         33,673             --         21,846        848,732
===================================================================================================================================
Net asset value per accumulation unit                      $       1.29   $       1.29   $       1.06   $       1.28   $       1.17
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UFIF2          WFDI7          UFIF3          WFDI6          UFIF5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  6,073,175   $  1,218,253   $  2,284,663   $  2,944,136   $  1,016,576
                                                           ------------------------------------------------------------------------
    at market value                                        $  6,068,069   $  1,220,421   $  2,270,326   $  2,935,595   $  1,012,418
Dividends receivable                                             13,254          2,746          4,888          6,541          2,058
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --          5,093             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  6,081,323      1,223,167      2,280,307      2,942,136      1,014,476
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                5,200          1,194          2,221          2,972            977
    Administrative charge                                           821            171            303            405            127
    Contract terminations                                           819             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 6,840          1,365          2,524          3,377          1,104
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     6,074,483      1,221,802      2,277,783      2,938,759      1,013,372
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  6,074,483   $  1,221,802   $  2,277,783   $  2,938,759   $  1,013,372
===================================================================================================================================
Accumulation units outstanding                                5,237,752      1,040,406      1,950,467      2,507,631      1,012,986
===================================================================================================================================
Net asset value per accumulation unit                      $       1.16   $       1.17   $       1.17   $       1.17   $       1.00
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UFIF4           EVF           WFDI5          WFDI4          WFDI3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  9,056,451   $    544,780   $  1,461,683   $  2,887,240   $  3,056,079
                                                           ------------------------------------------------------------------------
    at market value                                        $  9,009,623   $    541,906   $  1,453,950   $  2,892,920   $  3,053,518
Dividends receivable                                             19,702          1,223          3,065          6,443          6,533
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --          2,979
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  9,029,325        543,129      1,457,015      2,899,363      3,063,030
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                9,763            629          1,579          3,461          3,645
    Administrative charge                                         1,220             76            189            399            405
    Contract terminations                                         1,421             26             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                12,404            731          1,768          3,860          4,050
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     9,016,921        542,398      1,455,247      2,895,503      3,058,980
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  9,016,921   $    542,398   $  1,455,247   $  2,895,503   $  3,058,980
===================================================================================================================================
Accumulation units outstanding                                7,749,449        466,055      1,256,348      2,512,977      2,666,637
===================================================================================================================================
Net asset value per accumulation unit                      $       1.16   $       1.16   $       1.16   $       1.15   $       1.15
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UFIF6          SFDI1          WFDI2          WFDI1          UFIF9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,168,201   $    944,228   $  2,204,490   $  1,155,959   $     33,506
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,161,402   $    937,246   $  2,207,565   $  1,155,888   $     33,575
Dividends receivable                                              2,482          1,991          4,620          2,544             30
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  5,622             --          1,250          6,010             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,169,506        939,237      2,213,435      1,164,442         33,605
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                1,434          1,189          2,855          1,628             19
    Administrative charge                                           154            123            286            158              2
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,588          1,312          3,141          1,786             21
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,167,918        937,925      2,210,294      1,162,656         32,582
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --          1,002
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,167,918   $    937,925   $  2,210,294   $  1,162,656   $     33,584
===================================================================================================================================
Accumulation units outstanding                                1,169,539        811,509      1,932,803      1,018,839         32,456
===================================================================================================================================
Net asset value per accumulation unit                      $       1.00   $       1.16   $       1.14   $       1.14   $       1.00
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WFDI9          UFIF8          USCA1          USCA2          PSCA2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     39,482   $    233,632   $     12,494   $    324,752   $     25,095
                                                           ------------------------------------------------------------------------
    at market value                                        $     39,038   $    232,575   $     16,941   $    417,706   $     34,289
Dividends receivable                                                 86            493             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     39,124        233,068         16,941        417,706         34,289
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   59            345             13            358             30
    Administrative charge                                             5             30              2             57              5
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    64            375             15            415             35
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        39,060        232,693         16,926        417,291         34,254
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     39,060   $    232,693   $     16,926   $    417,291   $     34,254
===================================================================================================================================
Accumulation units outstanding                                   38,622        233,922         14,636        362,559         26,972
===================================================================================================================================
Net asset value per accumulation unit                      $       1.01   $       0.99   $       1.16   $       1.15   $       1.27
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WSCA7          PSCA1          USCA4           EVS           WSCA5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    307,721   $    429,540   $    195,489   $    162,503   $    151,220
                                                           ------------------------------------------------------------------------
    at market value                                        $    382,045   $    530,210   $    244,997   $    193,673   $    194,677
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --            199             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    382,045        530,210        244,997        193,872        194,677
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  361            526            269            206            215
    Administrative charge                                            51             72             34             25             26
    Contract terminations                                            --             --             --             --             21
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   412            598            303            231            262
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       381,633        529,612        244,694        193,641        194,415
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    381,633   $    529,612   $    244,694   $    193,641   $    194,415
===================================================================================================================================
Accumulation units outstanding                                  384,139        419,279        214,282        178,449        197,210
===================================================================================================================================
Net asset value per accumulation unit                      $       0.99   $       1.26   $       1.14   $       1.09   $       0.99
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WSCA4          WSCA3          SSCA1          WSCA2          WSCA1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    534,740   $    639,123   $    678,582   $     40,237   $    351,270
                                                           ------------------------------------------------------------------------
    at market value                                        $    698,548   $    746,276   $    812,809   $     46,197   $    389,811
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --          1,621             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    698,548        746,276        814,430         46,197        389,811
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  819            908          1,052             63            497
    Administrative charge                                            95            101            109              6             48
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   914          1,009          1,161             69            545
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       697,634        745,267        813,269         46,128        389,266
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    697,634   $    745,267   $    813,269   $     46,128   $    389,266
===================================================================================================================================
Accumulation units outstanding                                  708,830        758,801        742,723         47,239        399,381
===================================================================================================================================
Net asset value per accumulation unit                      $       0.98   $       0.98   $       1.09   $       0.98   $       0.97
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WSCA9           EAG           UABA1          UABA2          WABA7
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         20   $  8,475,728   $    520,366   $  2,900,761   $     92,239
                                                           ------------------------------------------------------------------------
    at market value                                        $         24   $  4,640,360   $    623,289   $  3,440,921   $     95,428
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            982            766             --         19,629
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --            541          5,680             55
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         24      4,641,342        624,596      3,446,601        115,112
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --          5,266            460          2,802             48
    Administrative charge                                            --            632             81            442              7
    Contract terminations                                            --             --             --          2,436             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --            766             --         19,629
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --          5,898          1,307          5,680         19,684
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --      4,632,949        623,289      3,440,921         95,407
Net assets applicable to contracts in payment period                 --          2,495             --             --             --
Net assets applicable to seed money                                  24             --             --             --             21
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         24   $  4,635,444   $    623,289   $  3,440,921   $     95,428
===================================================================================================================================
Accumulation units outstanding                                       --      3,701,263        622,822      3,443,384         89,006
===================================================================================================================================
Net asset value per accumulation unit                      $       1.22   $       1.25   $       1.00   $       1.00   $       1.07
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UABA3          UABA5          UABA4          WABA5          WABA4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    609,295   $    395,658   $  2,109,275   $    686,363   $    152,896
                                                           ------------------------------------------------------------------------
    at market value                                        $    697,337   $    445,663   $  2,501,661   $    767,848   $    159,308
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --          1,083              5         20,576             --
Receivable from mutual funds and portfolios
  for share redemptions                                             737            466          2,952            812          3,703
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    698,074        447,212      2,504,618        789,236        163,011
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  649            412          2,624            725             92
    Administrative charge                                            88             54            328             87             11
    Contract terminations                                            --             --             --             --          3,600
Payable to mutual funds and portfolios
  for investments purchased                                          --          1,083              5         20,576             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   737          1,549          2,957         21,388          3,703
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       697,337        445,663      2,501,661        767,848        159,287
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             21
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    697,337   $    445,663   $  2,501,661   $    767,848   $    159,308
===================================================================================================================================
Accumulation units outstanding                                  699,446        329,450      2,513,714        614,254        148,657
===================================================================================================================================
Net asset value per accumulation unit                      $       1.00   $       1.35   $       1.00   $       1.25   $       1.07
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WABA3          UABA6          WABA8          UABA7          WABA1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     79,594   $    456,353   $     95,987   $    398,528   $    223,721
                                                           ------------------------------------------------------------------------
    at market value                                        $     96,748   $    513,111   $    103,686   $    449,368   $    273,537
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --          1,296             --             --            364
Receivable from mutual funds and portfolios
  for share redemptions                                             441            669            109            654            402
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     97,189        515,076        103,795        450,022        274,303
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  115            604             99            595            367
    Administrative charge                                            13             65             10             59             35
    Contract terminations                                           313             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --          1,296             --             --            364
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   441          1,965            109            654            766
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        96,748        513,111        103,686        449,368        273,537
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     96,748   $    513,111   $    103,686   $    449,368   $    273,537
===================================================================================================================================
Accumulation units outstanding                                   77,486        380,197         83,178        333,279        219,792
===================================================================================================================================
Net asset value per accumulation unit                      $       1.25   $       1.35   $       1.25   $       1.35   $       1.24
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UABA9          WABA9          UABA8          UCAP1          UCAP2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      7,728   $         20   $     31,920   $    299,879   $  1,656,551
                                                           ------------------------------------------------------------------------
    at market value                                        $      7,903   $         23   $     35,730   $    271,056   $  1,538,751
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               5             --             60            247          1,566
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      7,908             23         35,790        271,303      1,540,317
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    5             --             55            210          1,352
    Administrative charge                                            --             --              5             37            214
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     5             --             60            247          1,566
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         7,882             --         35,730        271,056      1,538,751
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  21             23             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      7,903   $         23   $     35,730   $    271,056   $  1,538,751
===================================================================================================================================
Accumulation units outstanding                                    7,359             --         26,549        410,142      2,361,059
===================================================================================================================================
Net asset value per accumulation unit                      $       1.07   $       1.24   $       1.35   $       0.66   $       0.65
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 PCAP2          WCAP7          PCAP1          UCAP4           ECA
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    128,709   $  1,703,652   $  3,250,845   $  3,006,015   $  3,140,224
                                                           ------------------------------------------------------------------------
    at market value                                        $    120,806   $  1,253,030   $  2,729,012   $  2,896,943   $  2,658,190
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --            939
Receivable from mutual funds and portfolios
  for share redemptions                                             127          1,371          4,778          3,610          3,367
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    120,933      1,254,401      2,733,790      2,900,553      2,662,496
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  110          1,200          2,739          3,209          3,006
    Administrative charge                                            17            171            374            401            361
    Contract terminations                                            --             --          1,665             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --            939
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   127          1,371          4,778          3,610          4,306
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       120,806      1,253,030      2,729,012      2,896,943      2,658,190
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    120,806   $  1,253,030   $  2,729,012   $  2,896,943   $  2,658,190
===================================================================================================================================
Accumulation units outstanding                                  149,616      2,295,707      3,392,906      4,484,965      2,935,868
===================================================================================================================================
Net asset value per accumulation unit                      $       0.81   $       0.55   $       0.80   $       0.65   $       0.91
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WCAP4          WCAP3          SCAP1          WCAP2          WCAP1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  2,770,916   $  2,631,272   $  3,254,299   $    302,828   $    411,792
                                                           ------------------------------------------------------------------------
    at market value                                        $  2,085,846   $  2,260,187   $  3,024,203   $    252,405   $    346,243
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            601          7,295             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                           2,723          3,077          4,419            380            526
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  2,088,569      2,263,865      3,035,917        252,785        346,769
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                2,441          2,769          4,005            345            474
    Administrative charge                                           282            308            414             35             46
    Contract terminations                                            --             --             --             --              6
Payable to mutual funds and portfolios
  for investments purchased                                          --            601          7,295             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 2,723          3,678         11,714            380            526
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     2,085,846      2,260,187      3,024,203        252,405        346,243
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  2,085,846   $  2,260,187   $  3,024,203   $    252,405   $    346,243
===================================================================================================================================
Accumulation units outstanding                                3,858,566      4,189,177      5,063,091        470,415        646,510
===================================================================================================================================
Net asset value per accumulation unit                      $       0.54   $       0.54   $       0.60   $       0.54   $       0.54
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WCAP9          UAAC1          UAAC2          WAAC7          UAAC3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         20   $     13,219   $    105,092   $         30   $     22,814
                                                           ------------------------------------------------------------------------
    at market value                                        $         22   $     14,669   $    119,383   $         31   $     23,187
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             14             87             --              4
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         22         14,683        119,470             31         23,191
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --             12             75             --              3
    Administrative charge                                            --              2             12             --              1
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --             14             87             --              4
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --         14,669        119,383             --         23,187
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  22             --             --             31             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         22   $     14,669   $    119,383   $         31   $     23,187
===================================================================================================================================
Accumulation units outstanding                                       --         11,867         96,711             --         18,820
===================================================================================================================================
Net asset value per accumulation unit                      $       1.32   $       1.24   $       1.23   $       1.03   $       1.23
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UAAC5          UAAC4          WAAC5          WAAC4          WAAC3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      7,972   $     60,435   $     66,362   $     22,522   $     26,200
                                                           ------------------------------------------------------------------------
    at market value                                        $      9,746   $     70,563   $     71,886   $     22,890   $     28,487
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              11             68             67              8             38
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      9,757         70,631         71,953         22,898         28,525
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   10             60             60              7             34
    Administrative charge                                             1              8              7              1              4
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    11             68             67              8             38
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         9,746         70,563         71,886         22,859         28,487
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             31             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      9,746   $     70,563   $     71,886   $     22,890   $     28,487
===================================================================================================================================
Accumulation units outstanding                                    7,472         57,353         71,434         22,174         28,358
===================================================================================================================================
Net asset value per accumulation unit                      $       1.30   $       1.23   $       1.01   $       1.03   $       1.00
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UAAC6          WAAC8          UAAC7          WAAC1          UAAC9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     32,247   $     15,285   $     23,592   $    225,640   $         30
                                                           ------------------------------------------------------------------------
    at market value                                        $     35,636   $     17,583   $     26,163   $    238,030   $         31
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              50             24             38            348             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     35,686         17,607         26,201        238,378             31
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   45             22             35            317             --
    Administrative charge                                             5              2              3             31             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    50             24             38            348             --
===================================================================================================================================
Net assets applicable to contracts in accumulation period        35,636         17,583         26,163        238,030             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             31
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     35,636   $     17,583   $     26,163   $    238,030   $         31
===================================================================================================================================
Accumulation units outstanding                                   27,385         17,536         20,125        237,826             --
===================================================================================================================================
Net asset value per accumulation unit                      $       1.30   $       1.00   $       1.30   $       1.00   $       1.03
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                     WAAC9          UAAC8            ECD          SCDV2          SCDV1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         20   $         20   $    775,007   $    155,666   $  1,475,813
                                                           ------------------------------------------------------------------------
    at market value                                        $         22   $         22   $    808,755   $    168,123   $  1,576,736
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --            209             --          1,621
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --          1,012            231          2,294
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         22             22        809,976        168,354      1,580,651
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --             --            904            208          2,079
    Administrative charge                                            --             --            108             23            215
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --            209             --          1,621
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --             --          1,221            231          3,915
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --             --        808,755        168,123      1,576,736
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  22             22             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         22   $         22   $    808,755   $    168,123   $  1,576,736
===================================================================================================================================
Accumulation units outstanding                                       --             --        633,845        185,311      1,742,817
===================================================================================================================================
Net asset value per accumulation unit                      $       1.00   $       1.30   $       1.28   $       0.91   $       0.90
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UAAD1          UAAD2          WAAD7          UAAD3          UAAD5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     51,030   $    315,237   $         20   $     87,991   $     66,897
                                                           ------------------------------------------------------------------------
    at market value                                        $     62,560   $    353,244   $         21   $     99,608   $     79,775
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              56            318             --             73             94
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     62,616        353,562             21         99,681         79,869
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   48            275             --             64             83
    Administrative charge                                             8             43             --              9             11
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    56            318             --             73             94
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        62,560        353,244             --         99,608         79,775
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             21             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     62,560   $    353,244   $         21   $     99,608   $     79,775
===================================================================================================================================
Accumulation units outstanding                                   62,325        352,480             --         99,634         58,638
===================================================================================================================================
Net asset value per accumulation unit                      $       1.00   $       1.00   $       1.04   $       1.00   $       1.36
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UAAD4          WAAD5          WAAD4          WAAD3          UAAD6
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    153,799   $     97,459   $         20   $      6,040   $     15,153
                                                           ------------------------------------------------------------------------
    at market value                                        $    189,118   $    107,820   $         21   $      6,340   $     18,426
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             231            130             --              6             19
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    189,349        107,950             21          6,346         18,445
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  205            116             --              5             17
    Administrative charge                                            26             14             --              1              2
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   231            130             --              6             19
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       189,118        107,820             --          6,317         18,426
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             21             23             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    189,118   $    107,820   $         21   $      6,340   $     18,426
===================================================================================================================================
Accumulation units outstanding                                  189,481         85,965             --          5,043         13,575
===================================================================================================================================
Net asset value per accumulation unit                      $       1.00   $       1.25   $       1.04   $       1.25   $       1.36
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WAAD8          UAAD7          WAAD1          UAAD9          WAAD9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     12,174   $     45,483   $     35,700   $      2,517   $         20
                                                           ------------------------------------------------------------------------
    at market value                                        $     13,327   $     48,155   $     36,823   $      2,564   $         23
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              16             55             32              3             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     13,343         48,210         36,855          2,567             23
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   15             50             29              3             --
    Administrative charge                                             1              5              3             --             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    16             55             32              3             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        13,327         48,155         36,800          2,543             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             23             21             23
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     13,327   $     48,155   $     36,823   $      2,564   $         23
===================================================================================================================================
Accumulation units outstanding                                   10,654         35,510         29,457          2,453             --
===================================================================================================================================
Net asset value per accumulation unit                      $       1.25   $       1.36   $       1.25   $       1.04   $       1.25
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UAAD8           EGN           UDDT1          UDDT2          UDDT3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      1,512   $  6,846,019   $     58,909   $    423,875   $    166,763
                                                           ------------------------------------------------------------------------
    at market value                                        $      1,858   $  5,524,097   $     51,670   $    349,268   $    162,674
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            293             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               3          7,061             47            351            186
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      1,861      5,531,451         51,717        349,619        162,860
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    3          6,304             40            303            164
    Administrative charge                                            --            757              7             48             22
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --            293             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     3          7,354             47            351            186
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         1,858      5,523,917         51,670        349,268        162,674
Net assets applicable to contracts in payment period                 --            180             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      1,858   $  5,524,097   $     51,670   $    349,268   $    162,674
===================================================================================================================================
Accumulation units outstanding                                    1,373      4,902,906         97,023        657,207        307,587
===================================================================================================================================
Net asset value per accumulation unit                      $       1.35   $       1.13   $       0.53   $       0.53   $       0.53
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UDDT4           EIN           UVAL1          UVAL2          PVAL2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    764,872   $  3,638,873   $    363,369   $  2,971,337   $    304,181
                                                           ------------------------------------------------------------------------
    at market value                                        $    714,722   $  2,822,576   $    301,804   $  2,585,129   $    279,376
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            162             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             901          3,617            275          2,575            292
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    715,623      2,826,355        302,079      2,587,704        279,668
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  801          3,229            234          2,224            254
    Administrative charge                                           100            388             41            351             38
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --            162             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   901          3,779            275          2,575            292
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       714,722      2,822,558        301,804      2,585,129        279,376
Net assets applicable to contracts in payment period                 --             18             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    714,722   $  2,822,576   $    301,804   $  2,585,129   $    279,376
===================================================================================================================================
Accumulation units outstanding                                1,356,687      2,748,442        458,561      3,941,755        404,837
===================================================================================================================================
Net asset value per accumulation unit                      $       0.53   $       1.03   $       0.66   $       0.66   $       0.69
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WVAL7          PVAL1          UVAL4           EVA           WVAL4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  5,305,414   $  8,015,750   $  4,298,251   $ 13,921,059   $  6,551,431
                                                           ------------------------------------------------------------------------
    at market value                                        $  3,938,717   $  6,245,443   $  3,778,706   $  9,786,129   $  4,999,427
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      5             --             --            239             --
Receivable from mutual funds and portfolios
  for share redemptions                                           4,305          8,692         12,923         12,501          6,598
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  3,943,027      6,254,135      3,791,629      9,798,869      5,006,025
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                3,767          6,244          4,159         11,162          5,915
    Administrative charge                                           538            851            520          1,339            683
    Contract terminations                                            --          1,597          8,244             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           5             --             --            239             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 4,310          8,692         12,923         12,740          6,598
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     3,938,717      6,210,087      3,778,706      9,786,121      4,999,427
Net assets applicable to contracts in payment period                 --         35,356             --              8             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  3,938,717   $  6,245,443   $  3,778,706   $  9,786,129   $  4,999,427
===================================================================================================================================
Accumulation units outstanding                                6,609,146      9,036,416      5,814,248      9,246,474      8,469,615
===================================================================================================================================
Net asset value per accumulation unit                      $       0.60   $       0.69   $       0.65   $       1.06   $       0.59
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WVAL3          SVAL1          WVAL2          WVAL1          WVAL9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  5,220,709   $  4,348,713   $    794,986   $  1,098,152   $         20
                                                           ------------------------------------------------------------------------
    at market value                                        $  3,854,575   $  3,207,992   $    566,592   $    858,001   $         22
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                           5,523          7,201            852          1,332             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  3,860,098      3,215,193        567,444        859,333             22
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                4,759          4,244            775          1,210             --
    Administrative charge                                           529            439             77            117             --
    Contract terminations                                           235          2,518             --              5             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 5,523          7,201            852          1,332             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     3,854,575      3,207,992        566,592        858,001             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             22
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  3,854,575   $  3,207,992   $    566,592   $    858,001   $         22
===================================================================================================================================
Accumulation units outstanding                                6,542,709      5,336,542        967,280      1,467,620             --
===================================================================================================================================
Net asset value per accumulation unit                      $       0.59   $       0.60   $       0.59   $       0.58   $       1.27
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UAVA1          UAVA2          WAVA7          UAVA3          UAVA5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     15,695   $     63,849   $         30   $      5,556   $      5,931
                                                           ------------------------------------------------------------------------
    at market value                                        $     20,302   $     72,030   $         31   $      6,176   $      6,360
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              18             70             --              7              5
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     20,320         72,100             31          6,183          6,365
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   15             60             --              6              4
    Administrative charge                                             3             10             --              1              1
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    18             70             --              7              5
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        20,302         72,030             --          6,176          6,360
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             31             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     20,302   $     72,030   $         31   $      6,176   $      6,360
===================================================================================================================================
Accumulation units outstanding                                   21,107         75,010             --          6,446          5,059
===================================================================================================================================
Net asset value per accumulation unit                      $       0.96   $       0.96   $       1.05   $       0.96   $       1.26
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UAVA4          WAVA5          WAVA4          WAVA3          UAVA6
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     18,039   $     20,898   $         30   $      1,969   $         20
                                                           ------------------------------------------------------------------------
    at market value                                        $     19,938   $     24,167   $         31   $      1,888   $         22
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     85             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              24             31             --              3             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     20,047         24,198             31          1,891             22
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   21             28             --              3             --
    Administrative charge                                             3              3             --             --             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          85             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   109             31             --              3             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        19,938         24,167             --          1,888             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             31             --             22
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     19,938   $     24,167   $         31   $      1,888   $         22
===================================================================================================================================
Accumulation units outstanding                                   20,849         26,488             --          2,074             --
===================================================================================================================================
Net asset value per accumulation unit                      $       0.96   $       0.91   $       1.04   $       0.91   $       1.25
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WAVA8          UAVA7          WAVA1          UAVA9          WAVA9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         20   $      4,248   $         20   $         30   $         20
                                                           ------------------------------------------------------------------------
    at market value                                        $         22   $      4,349   $         22   $         31   $         22
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --              4             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         22          4,353             22             31             22
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --              4             --             --             --
    Administrative charge                                            --             --             --             --             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --              4             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --          4,327             --             --             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  22             22             22             31             22
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         22   $      4,349   $         22   $         31   $         22
===================================================================================================================================
Accumulation units outstanding                                       --          3,452             --             --             --
===================================================================================================================================
Net asset value per accumulation unit                      $       0.91   $       1.25   $       0.91   $       1.04   $       0.91
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UAVA8          UGIP1          UGIP2          WGIP7          UGIP3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         20   $  1,324,119   $  8,336,872   $     32,900   $  3,132,572
                                                           ------------------------------------------------------------------------
    at market value                                        $         22   $  1,467,578   $  8,926,881   $     33,259   $  3,338,079
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --          1,407         10,863              7          3,763
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         22      1,468,985      8,937,744         33,266      3,341,842
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --          1,130          7,694              6          3,311
    Administrative charge                                            --            199          1,215              1            452
    Contract terminations                                            --             78          1,954             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --          1,407         10,863              7          3,763
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --      1,467,578      8,926,881         33,227      3,333,591
Net assets applicable to contracts in payment period                 --             --             --             --          4,488
Net assets applicable to seed money                                  22             --             --             32             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         22   $  1,467,578   $  8,926,881   $     33,259   $  3,338,079
===================================================================================================================================
Accumulation units outstanding                                       --      1,510,284      9,216,841         30,932      3,460,573
===================================================================================================================================
Net asset value per accumulation unit                      $       1.25   $       0.97   $       0.97   $       1.07   $       0.96
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UGIP5          UGIP4          WGIP5          WGIP4          WGIP3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    122,161   $ 10,361,201   $    243,344   $     23,544   $     33,632
                                                           ------------------------------------------------------------------------
    at market value                                        $    134,858   $ 10,945,237   $    267,280   $     24,939   $     38,428
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             158         14,095            307             27             50
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    135,016     10,959,332        267,587         24,966         38,478
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  140         11,955            274             24             45
    Administrative charge                                            18          1,494             33              3              5
    Contract terminations                                            --            646             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   158         14,095            307             27             50
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       134,858     10,945,237        267,280         24,907         38,428
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             32             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    134,858   $ 10,945,237   $    267,280   $     24,939   $     38,428
===================================================================================================================================
Accumulation units outstanding                                  101,629     11,402,821        215,033         23,196         30,960
===================================================================================================================================
Net asset value per accumulation unit                      $       1.33   $       0.96   $       1.24   $       1.07   $       1.24
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UGIP6          WGIP8          UGIP7          WGIP1          UGIP9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    311,408   $     20,190   $    292,755   $     52,719   $         30
                                                           ------------------------------------------------------------------------
    at market value                                        $    350,608   $     24,810   $    325,720   $     64,719   $         32
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --         35,429             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             471             36            431            100             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    351,079         24,846        361,580         64,819             32
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  425             33            392             91             --
    Administrative charge                                            46              3             39              9             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --         35,429             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   471             36         35,860            100             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       350,608         24,810        325,720         64,719             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             32
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    350,608   $     24,810   $    325,720   $     64,719   $         32
===================================================================================================================================
Accumulation units outstanding                                  264,828         20,015        246,259         52,280             --
===================================================================================================================================
Net asset value per accumulation unit                      $       1.32   $       1.24   $       1.32   $       1.24   $       1.07
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WGIP9          UGIP8          UPRG1          UPRG2          WPRG7
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         30   $     56,883   $    529,719   $  3,099,035   $         30
                                                           ------------------------------------------------------------------------
    at market value                                        $         34   $     61,740   $    488,978   $  2,722,922   $         31
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --          1,301             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --            101            444          2,719             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         34         63,142        489,422      2,725,641             31
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --             93            377          2,348             --
    Administrative charge                                            --              8             67            371             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --          1,301             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --          1,402            444          2,719             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --         61,740        488,978      2,722,922             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  34             --             --             --             31
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         34   $     61,740   $    488,978   $  2,722,922   $         31
===================================================================================================================================
Accumulation units outstanding                                       --         46,762        893,046      4,990,460             --
===================================================================================================================================
Net asset value per accumulation unit                      $       1.23   $       1.32   $       0.55   $       0.55   $       1.03
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UPRG3          UPRG5          UPRG4           EPP           WPRG4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    973,502   $     34,038   $  4,694,676   $  1,740,932   $      1,291
                                                           ------------------------------------------------------------------------
    at market value                                        $    818,947   $     35,404   $  4,041,594   $  1,393,942   $      1,324
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             920             41          5,314          1,809              2
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    819,867         35,445      4,046,908      1,395,751          1,326
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  810             36          4,396          1,538              2
    Administrative charge                                           110              5            549            185             --
    Contract terminations                                            --             --            369             86             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   920             41          5,314          1,809              2
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       818,947         35,404      4,041,594      1,393,942          1,293
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             31
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    818,947   $     35,404   $  4,041,594   $  1,393,942   $      1,324
===================================================================================================================================
Accumulation units outstanding                                1,509,535         28,374      7,475,281      2,140,447          1,262
===================================================================================================================================
Net asset value per accumulation unit                      $       0.54   $       1.25   $       0.54   $       0.65   $       1.02
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 SPGR2          UPRG6          SPGR1          UPRG7          WPRG1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    689,270   $    213,605   $  3,838,682   $    148,650   $      7,053
                                                           ------------------------------------------------------------------------
    at market value                                        $    514,293   $    230,512   $  2,835,790   $    158,386   $      8,320
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            856             --          3,125             --
Receivable from mutual funds and portfolios
  for share redemptions                                             912            319          4,822            206             13
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    515,205        231,687      2,840,612        161,717          8,333
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  637            288          3,761            187             12
    Administrative charge                                            71             31            389             19              1
    Contract terminations                                           204             --            672             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --            856             --          3,125             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   912          1,175          4,822          3,331             13
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       514,293        230,512      2,835,790        158,386          8,320
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    514,293   $    230,512   $  2,835,790   $    158,386   $      8,320
===================================================================================================================================
Accumulation units outstanding                                  956,666        185,169      4,900,567        127,345          7,460
===================================================================================================================================
Net asset value per accumulation unit                      $       0.54   $       1.24   $       0.58   $       1.24   $       1.12
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UPRG9          WPRG9          UPRG8          UTEC1          UTEC2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         30   $         30   $      3,848   $    307,346   $  1,232,638
                                                           ------------------------------------------------------------------------
    at market value                                        $         31   $         32   $      4,164   $    275,176   $  1,154,975
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --              7            252          1,154
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         31             32          4,171        275,428      1,156,129
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --             --              6            214            997
    Administrative charge                                            --             --              1             38            157
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --             --              7            252          1,154
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --             --          4,164        275,176      1,154,975
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  31             32             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         31   $         32   $      4,164   $    275,176   $  1,154,975
===================================================================================================================================
Accumulation units outstanding                                       --             --          3,354        655,123      2,759,711
===================================================================================================================================
Net asset value per accumulation unit                      $       1.02   $       1.11   $       1.24   $       0.42   $       0.42
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WTEC7          UTEC3          UTEC5          UTEC4           ETC
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      2,022   $    258,334   $    132,704   $  1,390,454   $  1,594,469
                                                           ------------------------------------------------------------------------
    at market value                                        $      2,074   $    207,509   $    155,562   $  1,207,491   $    936,703
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --            313
Receivable from mutual funds and portfolios
  for share redemptions                                               1            235            183         19,815          1,187
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      2,075        207,744        155,745      1,227,306        938,203
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    1            207            162          1,340          1,060
    Administrative charge                                            --             28             21            167            127
    Contract terminations                                            --             --             --         18,308             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --            313
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     1            235            183         19,815          1,500
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         2,054        207,509        155,562      1,207,491        936,703
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  20             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      2,074   $    207,509   $    155,562   $  1,207,491   $    936,703
===================================================================================================================================
Accumulation units outstanding                                    2,047        498,427        110,267      2,911,422      1,450,621
===================================================================================================================================
Net asset value per accumulation unit                      $       1.00   $       0.42   $       1.41   $       0.41   $       0.65
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WTEC4          STEC2          UTEC6          STEC1          UTEC7
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      5,013   $    581,830   $    142,058   $  1,980,705   $     83,205
                                                           ------------------------------------------------------------------------
    at market value                                        $      5,119   $    504,434   $    184,087   $  1,599,846   $     89,186
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --          2,432             --
Receivable from mutual funds and portfolios
  for share redemptions                                               7            693            252          2,333            139
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      5,126        505,127        184,339      1,604,611         89,325
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    6            624            228          2,114            126
    Administrative charge                                             1             69             24            219             13
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --          2,432             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     7            693            252          4,765            139
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         5,099        504,434        184,087      1,599,846         89,186
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  20             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      5,119   $    504,434   $    184,087   $  1,599,846   $     89,186
===================================================================================================================================
Accumulation units outstanding                                    5,082      1,304,421        130,789      3,866,139         63,423
===================================================================================================================================
Net asset value per accumulation unit                      $       1.00   $       0.39   $       1.41   $       0.41   $       1.41
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WTEC1          UTEC9          WTEC9          UTEC8          UAGR1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     17,179   $         20   $         20   $     12,292   $     37,472
                                                           ------------------------------------------------------------------------
    at market value                                        $     20,165   $         20   $         23   $     12,849   $     40,864
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              23             --             --             16             37
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     20,188             20             23         12,865         40,901
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   21             --             --             15             31
    Administrative charge                                             2             --             --              1              6
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    23             --             --             16             37
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        20,165             --             --         12,826         40,864
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             20             23             23             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     20,165   $         20   $         23   $     12,849   $     40,864
===================================================================================================================================
Accumulation units outstanding                                   15,124             --             --          9,137         38,310
===================================================================================================================================
Net asset value per accumulation unit                      $       1.33   $       1.00   $       1.33   $       1.40   $       1.07
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UAGR2          WAGR7          UAGR3          UAGR5          UAGR4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    275,339   $         20   $     21,343   $     79,717   $    213,966
                                                           ------------------------------------------------------------------------
    at market value                                        $    302,762   $         21   $     22,856   $     84,197   $    235,123
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             270             --             26             94            285
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    303,032             21         22,882         84,291        235,408
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  233             --             23             83            253
    Administrative charge                                            37             --              3             11             32
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   270             --             26             94            285
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       302,762             --         22,856         84,197        235,123
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             21             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    302,762   $         21   $     22,856   $     84,197   $    235,123
===================================================================================================================================
Accumulation units outstanding                                  284,269             --         21,516         71,038        221,676
===================================================================================================================================
Net asset value per accumulation unit                      $       1.06   $       1.05   $       1.06   $       1.19   $       1.06
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WAGR5          WAGR4          WAGR3          UAGR6          WAGR8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      9,202   $         20   $         20   $     79,324   $         20
                                                           ------------------------------------------------------------------------
    at market value                                        $      9,779   $         21   $         21   $     87,710   $         21
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --          1,859             --
Receivable from mutual funds and portfolios
  for share redemptions                                              12             --             --            120             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      9,791             21             21         89,689             21
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   11             --             --            108             --
    Administrative charge                                             1             --             --             12             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --          1,859             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    12             --             --          1,979             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         9,758             --             --         87,710             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  21             21             21             --             21
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      9,779   $         21   $         21   $     87,710   $         21
===================================================================================================================================
Accumulation units outstanding                                    8,448             --             --         74,173             --
===================================================================================================================================
Net asset value per accumulation unit                      $       1.15   $       1.05   $       1.05   $       1.18   $       1.15
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UAGR7          UAGR9          UAGR8           EHG           SUGH2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         19   $         20   $         20   $  1,679,290   $  1,015,995
                                                           ------------------------------------------------------------------------
    at market value                                        $         21   $         21   $         21   $  1,747,430   $  1,066,802
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --          2,354          1,452
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         21             21             21      1,749,784      1,068,254
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --             --             --          1,983          1,307
    Administrative charge                                            --             --             --            238            145
    Contract terminations                                            --             --             --            133             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --             --             --          2,354          1,452
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --             --             --      1,747,430      1,066,802
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  21             21             21             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         21   $         21   $         21   $  1,747,430   $  1,066,802
===================================================================================================================================
Accumulation units outstanding                                       --             --             --      1,392,486        919,192
===================================================================================================================================
Net asset value per accumulation unit                      $       1.15   $       1.05   $       1.15   $       1.25   $       1.16
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 SUGH1           EIG            EVL            EAS           SCAS2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,174,944   $  2,187,631   $  1,614,035   $    615,812   $    558,121
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,208,419   $  2,020,872   $  1,996,974   $    716,406   $    635,882
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  1,318             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                           1,751          2,592          2,523          5,102            870
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,211,488      2,023,464      1,999,497        721,508        636,752
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                1,587          2,311          2,241            824            783
    Administrative charge                                           164            277            269             99             87
    Contract terminations                                            --              4             13          4,179             --
Payable to mutual funds and portfolios
  for investments purchased                                       1,318             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 3,069          2,592          2,523          5,102            870
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,208,419      2,020,872      1,996,871        716,406        635,882
Net assets applicable to contracts in payment period                 --             --            103             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,208,419   $  2,020,872   $  1,996,974   $    716,406   $    635,882
===================================================================================================================================
Accumulation units outstanding                                  965,900      1,719,773      1,280,375        521,861        556,380
===================================================================================================================================
Net asset value per accumulation unit                      $       1.25   $       1.18   $       1.56   $       1.37   $       1.14
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 SCAS1          PCHY2          PCHY1           EEG           SEGR2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,184,240   $    116,905   $    491,041   $    101,456   $     28,993
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,365,936   $    118,399   $    499,574   $    100,229   $     28,494
Dividends receivable                                                 --            622          2,578             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                           2,042            126            565            126             36
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,367,978        119,147        502,717        100,355         28,530
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                1,850            110            497            112             33
    Administrative charge                                           192             16             68             14              4
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --            622          2,578             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 2,042            748          3,143            126             37
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,365,936        118,399        499,574        100,229         28,493
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,365,936   $    118,399   $    499,574   $    100,229   $     28,493
===================================================================================================================================
Accumulation units outstanding                                1,192,905         98,248        415,692         96,661         37,717
===================================================================================================================================
Net asset value per accumulation unit                      $       1.15   $       1.21   $       1.20   $       1.04   $       0.76
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 SEGR1          WSRG7          WSRG6           ESR           WSRG4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    333,935   $    679,783   $    574,777   $    474,406   $    896,738
                                                           ------------------------------------------------------------------------
    at market value                                        $    356,766   $    453,874   $    442,664   $    310,067   $    667,517
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             517            498            500            393            868
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    357,283        454,372        443,164        310,460        668,385
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  469            436            440            351            778
    Administrative charge                                            48             62             60             42             90
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   517            498            500            393            868
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       356,766        453,874        442,664        310,067        667,517
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    356,766   $    453,874   $    442,664   $    310,067   $    667,517
===================================================================================================================================
Accumulation units outstanding                                  529,773        752,560        735,306        432,764      1,117,073
===================================================================================================================================
Net asset value per accumulation unit                      $       0.67   $       0.60   $       0.60   $       0.72   $       0.60
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WSRG3          WSRG8          WSRG2          WSRG1          WSRG9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    328,260   $         30   $     91,794   $     85,420   $         30
                                                           ------------------------------------------------------------------------
    at market value                                        $    289,480   $         33   $     70,562   $     80,096   $         33
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             400             --            107            124             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    289,880             33         70,669         80,220             33
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  360             --             97            113             --
    Administrative charge                                            40             --             10             11             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   400             --            107            124             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       289,480             --         70,562         80,096             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             33             --             --             33
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    289,480   $         33   $     70,562   $     80,096   $         33
===================================================================================================================================
Accumulation units outstanding                                  485,555             --        119,095        135,388             --
===================================================================================================================================
Net asset value per accumulation unit                      $       0.60   $       1.29   $       0.59   $       0.59   $       1.28
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  EDS            ECO           UECB1          UECB2          WECB7
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    623,465   $     20,165   $    861,358   $  3,122,968   $     72,439
                                                           ------------------------------------------------------------------------
    at market value                                        $    475,858   $     23,164   $    844,520   $  3,067,755   $     71,230
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --            615             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             611             30            712         33,524          3,087
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    476,469         23,194        845,847      3,101,279         74,317
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  546             27            605          2,530             42
    Administrative charge                                            65              3            107            399              6
    Contract terminations                                            --             --             --         30,595          3,039
Payable to mutual funds and portfolios
  for investments purchased                                          --             --            615             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   611             30          1,327         33,524          3,087
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       475,858         23,164        844,520      3,067,755         71,210
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             20
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    475,858   $     23,164   $    844,520   $  3,067,755   $     71,230
===================================================================================================================================
Accumulation units outstanding                                  587,856         17,507        792,031      2,881,557         70,347
===================================================================================================================================
Net asset value per accumulation unit                      $       0.81   $       1.32   $       1.07   $       1.06   $       1.01
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UECB3          UECB5          UECB4          WECB5          WECB4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    977,708   $    982,465   $  2,938,226   $  1,481,403   $    507,873
                                                           ------------------------------------------------------------------------
    at market value                                        $    957,314   $    963,118   $  2,882,324   $  1,444,905   $    504,926
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            693              5          4,146             --
Receivable from mutual funds and portfolios
  for share redemptions                                           1,014          1,010          3,433          1,731          3,139
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    958,328        964,821      2,885,762      1,450,782        508,065
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  892            894          3,052          1,546            122
    Administrative charge                                           122            116            381            185             14
    Contract terminations                                            --             --             --             --          3,003
Payable to mutual funds and portfolios
  for investments purchased                                          --            693              5          4,146             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,014          1,703          3,438          5,877          3,139
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       957,314        963,118      2,882,324      1,444,905        504,906
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             20
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    957,314   $    963,118   $  2,882,324   $  1,444,905   $    504,926
===================================================================================================================================
Accumulation units outstanding                                  901,037        939,851      2,716,684      1,362,831        498,373
===================================================================================================================================
Net asset value per accumulation unit                      $       1.06   $       1.02   $       1.06   $       1.06   $       1.01
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WECB3          UECB6          WECB8          UECB7          WECB1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    241,145   $    596,913   $    334,982   $    776,107   $    387,651
                                                           ------------------------------------------------------------------------
    at market value                                        $    235,858   $    580,915   $    327,357   $    757,557   $    381,676
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            846             --          1,704             66
Receivable from mutual funds and portfolios
  for share redemptions                                           1,217            758            408          1,100            442
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    237,075        582,519        327,765        760,361        382,184
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  285            685            370          1,000            403
    Administrative charge                                            32             73             38            100             39
    Contract terminations                                           900             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --            846             --          1,704             66
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,217          1,604            408          2,804            508
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       235,858        580,915        327,357        757,557        381,676
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    235,858   $    580,915   $    327,357   $    757,557   $    381,676
===================================================================================================================================
Accumulation units outstanding                                  222,777        568,157        309,684        741,677        361,538
===================================================================================================================================
Net asset value per accumulation unit                      $       1.06   $       1.02   $       1.06   $       1.02   $       1.06
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UECB9          WECB9          UECB8          UEFF1          UEFF2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     38,012   $        281   $    193,400   $     31,790   $    271,145
                                                           ------------------------------------------------------------------------
    at market value                                        $     36,985   $        276   $    188,799   $     34,176   $    296,127
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              51             --            277             31            295
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     37,036            276        189,076         34,207        296,422
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   47             --            254             26            255
    Administrative charge                                             4             --             23              5             40
    Contract terminations                                            --              1             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    51              1            277             31            295
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        36,965            275        188,799         34,176        296,127
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  20             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     36,985   $        275   $    188,799   $     34,176   $    296,127
===================================================================================================================================
Accumulation units outstanding                                   36,547            261        185,172         29,866        259,187
===================================================================================================================================
Net asset value per accumulation unit                      $       1.01   $       1.05   $       1.02   $       1.14   $       1.14
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WEFF7          UEFF3          UEFF5          UEFF4          WEFF5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      8,461   $     96,598   $     69,528   $    137,475   $     83,953
                                                           ------------------------------------------------------------------------
    at market value                                        $      8,514   $    103,150   $     72,960   $    143,450   $     85,905
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --          2,267             --             --          1,174
Receivable from mutual funds and portfolios
  for share redemptions                                               9            114             72            174             98
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      8,523        105,531         73,032        143,624         87,177
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    8            100             64            155             87
    Administrative charge                                             1             14              8             19             11
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --          2,267             --             --          1,174
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     9          2,381             72            174          1,272
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         8,493        103,150         72,960        143,450         85,905
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  21             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      8,514   $    103,150   $     72,960   $    143,450   $     85,905
===================================================================================================================================
Accumulation units outstanding                                    8,208         90,464         63,102        125,982         75,504
===================================================================================================================================
Net asset value per accumulation unit                      $       1.03   $       1.14   $       1.16   $       1.14   $       1.14
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WEFF4          WEFF3          UEFF6          WEFF8          UEFF7
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     21,194   $     51,376   $     86,033   $      7,068   $    262,873
                                                           ------------------------------------------------------------------------
    at market value                                        $     21,332   $     54,449   $     88,485   $      7,575   $    268,643
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             59             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              13             74             97             11            384
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     21,345         54,582         88,582          7,586        269,027
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   12             67             88             10            349
    Administrative charge                                             1              7              9              1             35
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             59             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    13            133             97             11            384
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        21,311         54,449         88,485          7,575        268,643
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  21             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     21,332   $     54,449   $     88,485   $      7,575   $    268,643
===================================================================================================================================
Accumulation units outstanding                                   20,603         47,924         76,715          6,677        233,124
===================================================================================================================================
Net asset value per accumulation unit                      $       1.03   $       1.14   $       1.15   $       1.13   $       1.15
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WEFF1          UEFF9          WEFF9          UEFF8          UEVF1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     23,493   $      7,154   $         20   $     22,297   $     39,335
                                                           ------------------------------------------------------------------------
    at market value                                        $     25,724   $      7,317   $         21   $     23,602   $     41,058
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              40             12             --             38            576
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     25,764          7,329             21         23,640         41,634
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   37             11             --             35             25
    Administrative charge                                             3              1             --              3              4
    Contract terminations                                            --             --             --             --            547
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    40             12             --             38            576
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        25,724          7,296             --         23,602         41,058
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             21             21             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     25,724   $      7,317   $         21   $     23,602   $     41,058
===================================================================================================================================
Accumulation units outstanding                                   22,707          7,049             --         20,497         39,363
===================================================================================================================================
Net asset value per accumulation unit                      $       1.13   $       1.03   $       1.13   $       1.15   $       1.04
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UEVF2          UEVF3          UEVF4          UEFD1          UEFD2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    426,370   $    200,754   $    342,795   $    145,115   $  1,469,132
                                                           ------------------------------------------------------------------------
    at market value                                        $    445,065   $    209,546   $    357,803   $    150,471   $  1,530,659
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --         20,135             --
Receivable from mutual funds and portfolios
  for share redemptions                                             294            158            290             97          5,610
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    445,359        209,704        358,093        170,703      1,536,269
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  254            139            258             82            987
    Administrative charge                                            40             19             32             15            156
    Contract terminations                                            --             --             --             --          4,467
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --         20,135             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   294            158            290         20,232          5,610
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       445,065        209,546        357,803        150,449      1,530,637
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             22             22
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    445,065   $    209,546   $    357,803   $    150,471   $  1,530,659
===================================================================================================================================
Accumulation units outstanding                                  426,672        200,904        343,068        125,465      1,278,893
===================================================================================================================================
Net asset value per accumulation unit                      $       1.04   $       1.04   $       1.04   $       1.20   $       1.20
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WEFD7          UEFD3          UEFD5          UEFD4          WEFD5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     87,849   $    214,499   $    203,756   $  1,094,274   $    426,183
                                                           ------------------------------------------------------------------------
    at market value                                        $     90,211   $    223,389   $    211,936   $  1,142,406   $    444,053
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                 20,790            633          1,102          2,853            576
Receivable from mutual funds and portfolios
  for share redemptions                                              38            192            174          1,097            430
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    111,039        224,214        213,212      1,146,356        445,059
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   33            169            154            975            384
    Administrative charge                                             5             23             20            122             46
    Contract terminations                                            --            150             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                      20,790            633          1,102          2,853            576
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                20,828            975          1,276          3,950          1,006
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        90,190        223,217        211,914      1,142,384        444,031
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  21             22             22             22             22
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     90,211   $    223,239   $    211,936   $  1,142,406   $    444,053
===================================================================================================================================
Accumulation units outstanding                                   85,880        186,884        165,576        957,716        372,257
===================================================================================================================================
Net asset value per accumulation unit                      $       1.05   $       1.19   $       1.28   $       1.19   $       1.19
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WEFD4          WEFD3          UEFD6          WEFD8          UEFD7
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    108,342   $     83,074   $    262,755   $     78,671   $    226,536
                                                           ------------------------------------------------------------------------
    at market value                                        $    112,361   $     86,754   $    273,741   $     82,056   $    236,428
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --          1,394             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                           3,690            402            289             88            273
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    116,051         87,156        275,424         82,144        236,701
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   81             83            261             80            248
    Administrative charge                                             9              9             28              8             25
    Contract terminations                                         3,600            310             --             --            159
Payable to mutual funds and portfolios
  for investments purchased                                          --             --          1,394             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 3,690            402          1,683             88            432
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       112,340         86,732        273,719         82,034        236,247
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  21             22             22             22             22
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    112,361   $     86,754   $    273,741   $     82,056   $    236,269
===================================================================================================================================
Accumulation units outstanding                                  106,985         72,808        214,352         68,957        185,299
===================================================================================================================================
Net asset value per accumulation unit                      $       1.05   $       1.19   $       1.28   $       1.19   $       1.27
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WEFD1          UEFD9          WEFD9          UEFD8          UEGI1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    206,913   $      9,514   $         20   $     30,243   $     73,460
                                                           ------------------------------------------------------------------------
    at market value                                        $    214,914   $      9,972   $         23   $     31,588   $     76,275
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     92             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             248             11             --             44            380
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    215,254          9,983             23         31,632         76,655
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  226             10             --             40             60
    Administrative charge                                            22              1             --              4             11
    Contract terminations                                            --             --             --             --            309
Payable to mutual funds and portfolios
  for investments purchased                                          92             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   340             11             --             44            380
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       214,892          9,951             --         31,566         76,275
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  22             21             23             22             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    214,914   $      9,972   $         23   $     31,588   $     76,275
===================================================================================================================================
Accumulation units outstanding                                  180,891          9,487             --         24,658         77,897
===================================================================================================================================
Net asset value per accumulation unit                      $       1.19   $       1.05   $       1.19   $       1.28   $       0.98
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UEGI2          UEGI3          UEGI4          UEGW1          UEGW2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    233,489   $    185,575   $    281,399   $    179,417   $  1,877,939
                                                           ------------------------------------------------------------------------
    at market value                                        $    264,547   $    208,541   $    310,413   $    188,190   $  1,971,598
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --            896             --
Receivable from mutual funds and portfolios
  for share redemptions                                             243            238            377            134          4,138
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    264,790        208,779        310,790        189,220      1,975,736
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  210            209            335            114          1,263
    Administrative charge                                            33             29             42             20            199
    Contract terminations                                            --             --             --             --          2,676
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --            896             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   243            238            377          1,030          4,138
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       264,547        208,541        310,413        188,190      1,971,598
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    264,547   $    208,541   $    310,413   $    188,190   $  1,971,598
===================================================================================================================================
Accumulation units outstanding                                  271,027        214,804        320,860        152,444      1,600,160
===================================================================================================================================
Net asset value per accumulation unit                      $       0.98   $       0.97   $       0.97   $       1.23   $       1.23
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WEGW7          UEGW3          UEGW5          UEGW4          WEGW5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     66,910   $    226,624   $    269,532   $  1,215,490   $    534,176
                                                           ------------------------------------------------------------------------
    at market value                                        $     68,495   $    236,624   $    281,047   $  1,270,787   $    562,019
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                 19,997            633          1,245          5,685            583
Receivable from mutual funds and portfolios
  for share redemptions                                              27            197            235          1,197            558
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     88,519        237,454        282,527      1,277,669        563,160
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   24            173            208          1,064            498
    Administrative charge                                             3             24             27            133             60
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                      19,997            633          1,245          5,685            583
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                20,024            830          1,480          6,882          1,141
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        68,474        236,624        281,047      1,270,787        561,996
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  21             --             --             --             23
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     68,495   $    236,624   $    281,047   $  1,270,787   $    562,019
===================================================================================================================================
Accumulation units outstanding                                   64,463        192,323        213,523      1,034,836        457,724
===================================================================================================================================
Net asset value per accumulation unit                      $       1.06   $       1.23   $       1.32   $       1.23   $       1.23
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WEGW4          WEGW3          UEGW6          WEGW8          UEGW7
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    152,946   $    114,143   $    331,460   $    102,348   $    366,429
                                                           ------------------------------------------------------------------------
    at market value                                        $    157,103   $    120,050   $    346,363   $    110,669   $    383,513
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --          1,496             --          3,750
Receivable from mutual funds and portfolios
  for share redemptions                                           3,708            440            359            139            441
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    160,811        120,490        348,218        110,808        387,704
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   92            116            324            126            401
    Administrative charge                                            11             13             35             13             40
    Contract terminations                                         3,605            311             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --          1,496             --          3,750
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 3,708            440          1,855            139          4,191
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       157,082        120,050        346,363        110,669        383,490
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  21             --             --             --             23
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    157,103   $    120,050   $    346,363   $    110,669   $    383,513
===================================================================================================================================
Accumulation units outstanding                                  147,883         98,024        264,075         90,366        292,637
===================================================================================================================================
Net asset value per accumulation unit                      $       1.06   $       1.22   $       1.31   $       1.22   $       1.31
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WEGW1          UEGW9          WEGW9          UEGW8          UEGR1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    234,151   $      6,196   $        318   $     44,117   $     41,934
                                                           ------------------------------------------------------------------------
    at market value                                        $    247,780   $      6,431   $        334   $     46,442   $     48,881
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     79             --             --             --            383
Receivable from mutual funds and portfolios
  for share redemptions                                             301              7             --             65             44
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    248,160          6,438            334         46,507         49,308
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  274              6             --             60             37
    Administrative charge                                            27              1             --              5              7
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          79             --             --             --            383
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   380              7             --             65            427
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       247,780          6,410            311         46,419         48,881
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             21             23             23             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    247,780   $      6,431   $        334   $     46,442   $     48,881
===================================================================================================================================
Accumulation units outstanding                                  202,618          6,038            255         35,487         36,078
===================================================================================================================================
Net asset value per accumulation unit                      $       1.22   $       1.06   $       1.22   $       1.31   $       1.35
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UEGR2          WEGR7          UEGR3          UEGR5          UEGR4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    811,981   $     51,433   $     97,458   $    109,802   $    419,298
                                                           ------------------------------------------------------------------------
    at market value                                        $    978,277   $     51,681   $    113,917   $    126,355   $    485,543
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --         23,872             --            466              2
Receivable from mutual funds and portfolios
  for share redemptions                                           2,204             23            105            126            551
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    980,481         75,576        114,022        126,947        486,096
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  813             20             92            111            490
    Administrative charge                                           129              3             13             15             61
    Contract terminations                                         1,262             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --         23,872             --            466              2
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 2,204         23,895            105            592            553
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       978,277         51,661        113,917        126,355        485,543
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             20             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    978,277   $     51,681   $    113,917   $    126,355   $    485,543
===================================================================================================================================
Accumulation units outstanding                                  723,115         51,157         84,360         90,309        360,145
===================================================================================================================================
Net asset value per accumulation unit                      $       1.35   $       1.01   $       1.35   $       1.40   $       1.35
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WEGR5          WEGR4          WEGR3          UEGR6          WEGR8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    166,159   $     77,880   $     17,621   $    204,414   $     16,486
                                                           ------------------------------------------------------------------------
    at market value                                        $    186,370   $     79,225   $     20,945   $    216,422   $     18,780
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    199             --             17            547             --
Receivable from mutual funds and portfolios
  for share redemptions                                             213          1,230            131            266             25
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    186,782         80,455         21,093        217,235         18,805
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  190             39             24            240             23
    Administrative charge                                            23              4              3             26              2
    Contract terminations                                            --          1,187            104             --             --
Payable to mutual funds and portfolios
  for investments purchased                                         199             --             --            547             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   412          1,230            131            813             25
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       186,370         79,205         20,962        216,422         18,780
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             20             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    186,370   $     79,225   $     20,962   $    216,422   $     18,780
===================================================================================================================================
Accumulation units outstanding                                  138,342         78,460         15,581        155,025         13,980
===================================================================================================================================
Net asset value per accumulation unit                      $       1.35   $       1.01   $       1.35   $       1.40   $       1.34
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UEGR7          WEGR1          UEGR9          WEGR9          UEGR8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    136,548   $     62,618   $      1,673   $        200   $     22,365
                                                           ------------------------------------------------------------------------
    at market value                                        $    141,341   $     79,684   $      1,700   $        248   $     25,336
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                 29,220             26             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             139            123              2             --             38
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    170,700         79,833          1,702            248         25,374
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  126            112              2             --             35
    Administrative charge                                            13             11             --             --              3
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                      29,220             26             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                29,359            149              2             --             38
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       141,341         79,684          1,680            248         25,336
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             20             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    141,341   $     79,684   $      1,700   $        248   $     25,336
===================================================================================================================================
Accumulation units outstanding                                  101,341         59,411          1,665            185         18,199
===================================================================================================================================
Net asset value per accumulation unit                      $       1.39   $       1.34   $       1.01   $       1.34   $       1.39
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UEHI1          UEHI2          WEHI7          UEHI3          UEHI5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    305,142   $  2,005,829   $     55,898   $    339,925   $    302,643
                                                           ------------------------------------------------------------------------
    at market value                                        $    305,892   $  1,951,861   $     55,083   $    336,842   $    292,201
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     87             --         15,000          1,320             56
Receivable from mutual funds and portfolios
  for share redemptions                                             274          3,737             18            365            328
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    306,253      1,955,598         70,101        338,527        292,585
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  233          1,557             16            321            290
    Administrative charge                                            41            246              2             44             38
    Contract terminations                                            --          1,934             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          87             --         15,000          1,320             56
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   361          3,737         15,018          1,685            384
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       305,892      1,951,861         55,062        336,842        292,201
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             21             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    305,892   $  1,951,861   $     55,083   $    336,842   $    292,201
===================================================================================================================================
Accumulation units outstanding                                  252,191      1,611,568         53,537        278,685        253,658
===================================================================================================================================
Net asset value per accumulation unit                      $       1.21   $       1.21   $       1.03   $       1.21   $       1.15
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UEHI4          WEHI5          WEHI4          WEHI3          UEHI6
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,538,283   $    927,772   $    271,460   $    105,479   $    989,870
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,519,197   $    905,538   $    260,409   $    102,577   $    957,796
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            469             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                           1,817          1,068            135            736          1,254
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,521,014        907,075        260,544        103,313        959,050
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                1,615            954            121            118          1,133
    Administrative charge                                           202            114             14             13            121
    Contract terminations                                            --             --             --            605             --
Payable to mutual funds and portfolios
  for investments purchased                                          --            469             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,817          1,537            135            736          1,254
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,519,197        905,538        260,388        102,577        957,796
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             21             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,519,197   $    905,538   $    260,409   $    102,577   $    957,796
===================================================================================================================================
Accumulation units outstanding                                1,258,794        750,820        253,274         85,181        833,374
===================================================================================================================================
Net asset value per accumulation unit                      $       1.21   $       1.21   $       1.03   $       1.20   $       1.15
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WEHI8          UEHI7          WEHI1          UEHI9          WEHI9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    153,333   $    436,166   $    210,963   $     12,429   $     36,944
                                                           ------------------------------------------------------------------------
    at market value                                        $    147,394   $    415,612   $    206,230   $     12,293   $     38,099
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --          3,381             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             202            590            303              8             62
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    147,596        419,583        206,533         12,301         38,161
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  183            536            276              7             57
    Administrative charge                                            19             54             27              1              5
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --          3,381             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   202          3,971            303              8             62
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       147,394        415,612        206,230         12,272         38,099
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             21             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    147,394   $    415,612   $    206,230   $     12,293   $     38,099
===================================================================================================================================
Accumulation units outstanding                                  122,567        361,930        171,734         11,943         31,773
===================================================================================================================================
Net asset value per accumulation unit                      $       1.20   $       1.15   $       1.20   $       1.03   $       1.20
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UEHI8          UEIN1          UEIN2          UEIN3          UEIN4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    113,521   $     57,513   $    481,450   $    288,212   $    545,988
                                                           ------------------------------------------------------------------------
    at market value                                        $    108,840   $     59,721   $    499,894   $    299,261   $    566,916
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             181             36            327            733            460
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    109,021         59,757        500,221        299,994        567,376
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  166             31            282            197            409
    Administrative charge                                            15              5             45             27             51
    Contract terminations                                            --             --             --            509             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   181             36            327            733            460
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       108,840         59,721        499,894        299,261        566,916
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    108,840   $     59,721   $    499,894   $    299,261   $    566,916
===================================================================================================================================
Accumulation units outstanding                                   94,965         57,019        478,105        286,310        542,304
===================================================================================================================================
Net asset value per accumulation unit                      $       1.15   $       1.05   $       1.05   $       1.05   $       1.05
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UEIG1          UEIG2          WEIG7          UEIG3          UEIG5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    243,461   $  2,200,865   $    144,331   $    274,546   $    339,028
                                                           ------------------------------------------------------------------------
    at market value                                        $    271,490   $  2,445,854   $    149,279   $    305,065   $    375,703
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  1,808             --             --             --          1,577
Receivable from mutual funds and portfolios
  for share redemptions                                             228          8,050          5,321            340            372
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    273,526      2,453,904        154,600        305,405        377,652
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  194          1,866             81            299            329
    Administrative charge                                            34            295             11             41             43
    Contract terminations                                            --          5,889          5,229             --             --
Payable to mutual funds and portfolios
  for investments purchased                                       1,808             --             --             --          1,577
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 2,036          8,050          5,321            340          1,949
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       271,490      2,445,854        149,258        305,065        375,703
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             21             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    271,490   $  2,445,854   $    149,279   $    305,065   $    375,703
===================================================================================================================================
Accumulation units outstanding                                  224,602      2,025,676        138,735        253,286        278,569
===================================================================================================================================
Net asset value per accumulation unit                      $       1.21   $       1.21   $       1.08   $       1.20   $       1.35
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UEIG4          WEIG5          WEIG4          WEIG3          UEIG6
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,807,636   $    538,356   $    269,954   $    129,330   $    306,737
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,999,469   $    592,240   $    279,739   $    137,927   $    331,990
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            768             --             --          2,044
Receivable from mutual funds and portfolios
  for share redemptions                                           2,097            636          5,028            696            397
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  2,001,566        593,644        284,767        138,623        334,431
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                1,856            568            180            157            359
    Administrative charge                                           232             68             21             17             38
    Contract terminations                                             9             --          4,827            522             --
Payable to mutual funds and portfolios
  for investments purchased                                          --            768             --             --          2,044
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 2,097          1,404          5,028            696          2,441
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,999,469        592,240        279,718        137,927        331,990
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             21             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,999,469   $    592,240   $    279,739   $    137,927   $    331,990
===================================================================================================================================
Accumulation units outstanding                                1,661,895        492,745        260,122        114,877        246,737
===================================================================================================================================
Net asset value per accumulation unit                      $       1.20   $       1.20   $       1.08   $       1.20   $       1.35
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WEIG8          UEIG7          WEIG1          UEIG9          WEIG9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    138,988   $    266,402   $    344,054   $      7,225   $         20
                                                           ------------------------------------------------------------------------
    at market value                                        $    147,014   $    290,608   $    390,341   $      7,506   $         25
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --            593              3             --
Receivable from mutual funds and portfolios
  for share redemptions                                             167            392            547              8             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    147,181        291,000        391,481          7,517             25
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  151            356            499              7             --
    Administrative charge                                            16             36             48              1             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --            593             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   167            392          1,140              8             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       147,014        290,608        390,341          7,488             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             21             25
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    147,014   $    290,608   $    390,341   $      7,509   $         25
===================================================================================================================================
Accumulation units outstanding                                  122,666        216,185        326,171          6,964             --
===================================================================================================================================
Net asset value per accumulation unit                      $       1.20   $       1.34   $       1.20   $       1.08   $       1.19
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UEIG8          UEOM1          UEOM2          UEOM3          UEOM4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     33,553   $    282,546   $  1,569,379   $    738,719   $  2,215,883
                                                           ------------------------------------------------------------------------
    at market value                                        $     37,714   $    292,487   $  1,637,386   $    738,602   $  2,273,165
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              61            604          1,625            838          2,848
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     37,775        293,091      1,639,011        739,440      2,276,013
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   56            228          1,403            737          2,532
    Administrative charge                                             5             40            222            101            316
    Contract terminations                                            --            336             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    61            604          1,625            838          2,848
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        37,714        292,487      1,637,386        735,582      2,273,165
Net assets applicable to contracts in payment period                 --             --             --          3,020             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     37,714   $    292,487   $  1,637,386   $    738,602   $  2,273,165
===================================================================================================================================
Accumulation units outstanding                                   28,109        413,925      2,325,520      1,050,289      3,257,734
===================================================================================================================================
Net asset value per accumulation unit                      $       1.34   $       0.71   $       0.70   $       0.70   $       0.70
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UEOE1          UEOE2          WEOE7          UEOE3          UEOE5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    259,881   $  2,123,112   $     55,211   $    358,850   $    315,325
                                                           ------------------------------------------------------------------------
    at market value                                        $    315,726   $  2,522,013   $     56,227   $    429,045   $    356,039
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    899          1,241             --             --          1,093
Receivable from mutual funds and portfolios
  for share redemptions                                             262          2,399          5,400            458            365
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    316,887      2,525,653         61,627        429,503        357,497
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  223          2,072             41            403            323
    Administrative charge                                            39            327              6             55             42
    Contract terminations                                            --             --          5,353             --             --
Payable to mutual funds and portfolios
  for investments purchased                                         899          1,241             --             --          1,093
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,161          3,640          5,400            458          1,458
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       315,726      2,522,013         56,207        429,045        356,039
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             20             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    315,726   $  2,522,013   $     56,227   $    429,045   $    356,039
===================================================================================================================================
Accumulation units outstanding                                  236,844      1,894,428         55,150        322,982        253,096
===================================================================================================================================
Net asset value per accumulation unit                      $       1.33   $       1.33   $       1.02   $       1.33   $       1.41
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UEOE4          WEOE5          WEOE4          WEOE3          UEOE6
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,357,106   $    523,181   $    161,170   $    101,760   $    598,762
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,616,128   $    585,068   $    165,112   $    120,159   $    676,435
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            576             --             --          1,344
Receivable from mutual funds and portfolios
  for share redemptions                                           1,920            673          3,739            468            815
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,618,048        586,317        168,851        120,627        678,594
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                1,684            601            135            140            736
    Administrative charge                                           210             72             16             16             79
    Contract terminations                                            26             --          3,588            312             --
Payable to mutual funds and portfolios
  for investments purchased                                          --            576             --             --          1,344
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,920          1,249          3,739            468          2,159
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,616,128        585,068        165,092        120,159        676,435
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             20             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,616,128   $    585,068   $    165,112   $    120,159   $    676,435
===================================================================================================================================
Accumulation units outstanding                                1,218,400        441,408        162,052         90,765        482,009
===================================================================================================================================
Net asset value per accumulation unit                      $       1.33   $       1.33   $       1.02   $       1.32   $       1.40
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WEOE8          UEOE7          WEOE1          UEOE9          WEOE9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     81,056   $    304,308   $    181,211   $     25,402   $        399
                                                           ------------------------------------------------------------------------
    at market value                                        $     86,524   $    325,245   $    223,112   $     26,410   $        494
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --         32,970            378             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             114            387            322             40              1
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     86,638        358,602        223,812         26,450            495
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  103            352            294             37              1
    Administrative charge                                            11             35             28              3             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --         32,970            378             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   114         33,357            700             40              1
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        86,524        325,245        223,112         26,390            494
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             20             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     86,524   $    325,245   $    223,112   $     26,410   $        494
===================================================================================================================================
Accumulation units outstanding                                   65,460        231,969        169,060         25,915            375
===================================================================================================================================
Net asset value per accumulation unit                      $       1.32   $       1.40   $       1.32   $       1.02   $       1.32
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UEOE8          UESE1          UESE2          WESE7          UESE3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     37,454   $         75   $    518,813   $     22,379   $     23,136
                                                           ------------------------------------------------------------------------
    at market value                                        $     40,092   $         93   $    588,646   $     22,178   $     29,589
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              49             --            553              3             34
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     40,141             93        589,199         22,181         29,623
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   45             --            478              3             30
    Administrative charge                                             4             --             75             --              4
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    49             --            553              3             34
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        40,092             81        588,646         22,158         29,589
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             12             --             20             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     40,092   $         93   $    588,646   $     22,178   $     29,589
===================================================================================================================================
Accumulation units outstanding                                   28,643             56        408,453         22,241         20,573
===================================================================================================================================
Net asset value per accumulation unit                      $       1.40   $       1.44   $       1.44   $       1.00   $       1.44
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UESE5          UESE4          WESE5          WESE4          WESE3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      5,984   $    157,210   $     70,984   $     29,229   $     86,789
                                                           ------------------------------------------------------------------------
    at market value                                        $      7,868   $    194,896   $     79,381   $     29,839   $     94,177
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               9            227             90             11            108
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      7,877        195,123         79,471         29,850         94,285
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    8            202             80             10             97
    Administrative charge                                             1             25             10              1             11
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     9            227             90             11            108
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         7,868        194,896         79,381         29,819         94,177
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             20             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      7,868   $    194,896   $     79,381   $     29,839   $     94,177
===================================================================================================================================
Accumulation units outstanding                                    5,134        135,693         55,311         29,941         65,699
===================================================================================================================================
Net asset value per accumulation unit                      $       1.53   $       1.44   $       1.44   $       1.00   $       1.43
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UESE6          WESE8          UESE7          WESE1          UESE9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     29,447   $      5,434   $     13,934   $     96,048   $     11,013
                                                           ------------------------------------------------------------------------
    at market value                                        $     31,955   $      5,686   $     14,262   $    104,433   $     11,261
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              38              8             12             65              7
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     31,993          5,694         14,274        104,498         11,268
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   34              7             11             59              6
    Administrative charge                                             4              1              1              6              1
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    38              8             12             65              7
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        31,943          5,674         14,250        104,433         11,241
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  12             12             12             --             20
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     31,955   $      5,686   $     14,262   $    104,433   $     11,261
===================================================================================================================================
Accumulation units outstanding                                   20,888          3,963          9,327         73,047         11,293
===================================================================================================================================
Net asset value per accumulation unit                      $       1.53   $       1.43   $       1.53   $       1.43   $       1.00
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WESE9          UESE8          UESC1          UESC2          UESC3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         10   $     15,084   $    487,392   $  2,761,521   $  1,129,802
                                                           ------------------------------------------------------------------------
    at market value                                        $         12   $     15,638   $    564,027   $  3,138,996   $  1,288,101
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             26            815          3,441          1,464
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         12         15,664        564,842      3,142,437      1,289,565
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --             24            440          2,675          1,288
    Administrative charge                                            --              2             77            422            176
    Contract terminations                                            --             --            298            344             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --             26            815          3,441          1,464
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --         15,626        564,027      3,138,996      1,288,101
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  12             12             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         12   $     15,638   $    564,027   $  3,138,996   $  1,288,101
===================================================================================================================================
Accumulation units outstanding                                       --         10,247        370,636      2,071,199        854,522
===================================================================================================================================
Net asset value per accumulation unit                      $       1.43   $       1.53   $       1.52   $       1.52   $       1.51
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UESC4          UESM1          UESM2          WESM7          UESM3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  2,936,738   $    392,533   $  1,837,610   $     25,638   $    377,506
                                                           ------------------------------------------------------------------------
    at market value                                        $  3,387,514   $    463,629   $  2,217,047   $     26,584   $    468,456
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  8,633            254             --            991             --
Receivable from mutual funds and portfolios
  for share redemptions                                           4,113            385          3,400             21            520
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  3,400,260        464,268      2,220,447         27,596        468,976
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                3,656            327          1,821             18            458
    Administrative charge                                           457             58            288              3             62
    Contract terminations                                            --             --          1,291             --             --
Payable to mutual funds and portfolios
  for investments purchased                                       8,633            254             --            991             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                12,746            639          3,400          1,012            520
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     3,387,514        463,629      2,217,047         26,563        468,456
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             21             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  3,387,514   $    463,629   $  2,217,047   $     26,584   $    468,456
===================================================================================================================================
Accumulation units outstanding                                2,255,313        379,549      1,817,412         25,123        384,873
===================================================================================================================================
Net asset value per accumulation unit                      $       1.50   $       1.22   $       1.22   $       1.06   $       1.22
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UESM5          UESM4          WESM5          WESM4          WESM3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    364,224   $  1,539,807   $    496,370   $    147,229   $     71,249
                                                           ------------------------------------------------------------------------
    at market value                                        $    412,296   $  1,812,365   $    558,632   $    152,347   $     83,084
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    314          2,817             --             --             14
Receivable from mutual funds and portfolios
  for share redemptions                                             434          2,072         21,570          1,499            107
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    413,044      1,817,254        580,202        153,846         83,205
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  384          1,842            592            282             96
    Administrative charge                                            50            230             71             32             11
    Contract terminations                                            --             --         20,907          1,185             --
Payable to mutual funds and portfolios
  for investments purchased                                         314          2,817             --             --             14
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   748          4,889         21,570          1,499            121
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       412,296      1,812,365        558,632        152,326         83,084
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             21             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    412,296   $  1,812,365   $    558,632   $    152,347   $     83,084
===================================================================================================================================
Accumulation units outstanding                                  313,557      1,491,168        459,841        144,121         68,486
===================================================================================================================================
Net asset value per accumulation unit                      $       1.31   $       1.22   $       1.21   $       1.06   $       1.21
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UESM6          WESM8          UESM7          WESM1          UESM9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    338,710   $     61,344   $    467,789   $    151,248   $     46,570
                                                           ------------------------------------------------------------------------
    at market value                                        $    382,293   $     66,677   $    511,739   $    180,527   $     48,562
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    397             --          1,500             26             --
Receivable from mutual funds and portfolios
  for share redemptions                                             511             78            680            233             57
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    383,201         66,755        513,919        180,786         48,619
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  461             71            618            212             52
    Administrative charge                                            50              7             62             21              5
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                         397             --          1,500             26             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   908             78          2,180            259             57
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       382,293         66,677        511,739        180,527         48,541
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             21
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    382,293   $     66,677   $    511,739   $    180,527   $     48,562
===================================================================================================================================
Accumulation units outstanding                                  291,508         55,057        390,436        149,281         45,947
===================================================================================================================================
Net asset value per accumulation unit                      $       1.31   $       1.21   $       1.31   $       1.21   $       1.06
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WESM9          UESM8          UESI1          UESI2          UESI3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $        203   $     57,974   $    388,440   $  2,097,734   $    561,888
                                                           ------------------------------------------------------------------------
    at market value                                        $        249   $     69,996   $    395,593   $  2,199,579   $    575,502
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --            118            359          2,154            643
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                        249         70,114        395,952      2,201,733        576,145
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --            108            305          1,860            566
    Administrative charge                                            --             10             54            294             77
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --            118            359          2,154            643
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period           249         69,996        395,593      2,155,547        575,502
Net assets applicable to contracts in payment period                 --             --             --         44,032             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $        249   $     69,996   $    395,593   $  2,199,579   $    575,502
===================================================================================================================================
Accumulation units outstanding                                      206         53,507        273,527      1,495,729        401,534
===================================================================================================================================
Net asset value per accumulation unit                      $       1.21   $       1.31   $       1.45   $       1.44   $       1.43
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UESI4          UEST1          UEST2          WEST7          UEST3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  2,418,526   $    357,035   $  1,511,774   $     50,986   $    258,532
                                                           ------------------------------------------------------------------------
    at market value                                        $  2,569,832   $    356,592   $  1,478,302   $     50,485   $    256,227
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --         46,601             --         26,161             --
Receivable from mutual funds and portfolios
  for share redemptions                                           3,163            249          1,613             13            280
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  2,572,995        403,442      1,479,915         76,659        256,507
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                2,812            212          1,180             11            246
    Administrative charge                                           351             37            186              2             34
    Contract terminations                                            --             --            247             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --         46,601             --         26,161             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 3,163         46,850          1,613         26,174            280
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     2,569,832        356,592      1,478,302         50,464        256,227
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             21             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  2,569,832   $    356,592   $  1,478,302   $     50,485   $    256,227
===================================================================================================================================
Accumulation units outstanding                                1,799,402        285,127      1,183,752         48,770        205,609
===================================================================================================================================
Net asset value per accumulation unit                      $       1.43   $       1.25   $       1.25   $       1.03   $       1.25
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UEST5          UEST4          WEST5          WEST4          WEST3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    564,871   $  1,792,241   $  1,201,105   $    257,356   $     71,718
                                                           ------------------------------------------------------------------------
    at market value                                        $    551,304   $  1,785,382   $  1,152,035   $    254,445   $     70,060
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             623          2,064         74,028             56             84
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    551,927      1,787,446      1,226,063        254,501         70,144
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  551          1,835          1,315             50             76
    Administrative charge                                            72            229            158              6              8
    Contract terminations                                            --             --         72,555             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   623          2,064         74,028             56             84
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       551,304      1,785,382      1,152,035        254,424         70,060
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             21             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    551,304   $  1,785,382   $  1,152,035   $    254,445   $     70,060
===================================================================================================================================
Accumulation units outstanding                                  484,733      1,434,735        926,664        245,976         56,421
===================================================================================================================================
Net asset value per accumulation unit                      $       1.14   $       1.24   $       1.24   $       1.03   $       1.24
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UEST6          WEST8          UEST7          WEST1          UEST9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    624,597   $     95,993   $    761,483   $     21,050   $     55,725
                                                           ------------------------------------------------------------------------
    at market value                                        $    601,365   $     94,198   $    739,533   $     20,196   $     53,456
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                 35,350             --          8,131             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             699            132            816             16             62
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    637,414         94,330        748,480         20,212         53,518
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  631            120            742             15             57
    Administrative charge                                            68             12             74              1              5
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                      35,350             --          8,131             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                36,049            132          8,947             16             62
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       601,365         94,198        739,533         20,196         53,435
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             21
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    601,365   $     94,198   $    739,533   $     20,196   $     53,456
===================================================================================================================================
Accumulation units outstanding                                  529,953         75,967        654,344         16,312         51,685
===================================================================================================================================
Net asset value per accumulation unit                      $       1.13   $       1.24   $       1.13   $       1.24   $       1.03
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WEST9          UEST8          PBAL2          PBAL1          WFBA5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         22   $     70,065   $     62,260   $    483,129   $     12,299
                                                           ------------------------------------------------------------------------
    at market value                                        $         21   $     67,734   $     63,898   $    512,405   $     13,429
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --            113             67            581             17
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         21         67,847         63,965        512,986         13,446
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --            104             58            511             15
    Administrative charge                                            --              9              9             70              2
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --            113             67            581             17
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --         67,734         63,898        512,405         13,429
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  21             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         21   $     67,734   $     63,898   $    512,405   $     13,429
===================================================================================================================================
Accumulation units outstanding                                       --         59,860         65,285        525,706         12,710
===================================================================================================================================
Net asset value per accumulation unit                      $       1.23   $       1.13   $       0.98   $       0.97   $       1.06
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WFBA3          WFBA8          WFBA1          WFBA9          UCOF1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     63,263   $     14,407   $     51,029   $         20   $    791,004
                                                           ------------------------------------------------------------------------
    at market value                                        $     66,044   $     15,491   $     53,867   $         21   $    921,746
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              88             22             78             --            844
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     66,132         15,513         53,945             21        922,590
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   79             20             71             --            717
    Administrative charge                                             9              2              7             --            127
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    88             22             78             --            844
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        66,044         15,491         53,867             --        921,746
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             21             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     66,044   $     15,491   $     53,867   $         21   $    921,746
===================================================================================================================================
Accumulation units outstanding                                   64,439         14,716         52,751             --        956,812
===================================================================================================================================
Net asset value per accumulation unit                      $       1.02   $       1.05   $       1.02   $       1.02   $       0.96
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UCOF2          UCOF3          UCOF4          UFCO1          UFCO2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  4,575,515   $  1,402,792   $  4,934,534   $  1,160,041   $  6,266,356
                                                           ------------------------------------------------------------------------
    at market value                                        $  5,300,954   $  1,638,543   $  5,772,684   $  1,329,187   $  7,060,871
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --        124,755
Receivable from mutual funds and portfolios
  for share redemptions                                           6,892          1,862         28,031         10,183          6,569
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  5,307,846      1,640,405      5,800,715      1,339,370      7,192,195
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                4,568          1,639          6,323            984          5,673
    Administrative charge                                           721            223            790            174            896
    Contract terminations                                         1,603             --         20,918          9,025             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --        124,755
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 6,892          1,862         28,031         10,183        131,324
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     5,300,954      1,635,076      5,772,684      1,329,187      7,060,871
Net assets applicable to contracts in payment period                 --          3,467             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  5,300,954   $  1,638,543   $  5,772,684   $  1,329,187   $  7,060,871
===================================================================================================================================
Accumulation units outstanding                                5,522,316      1,712,624      6,068,174      1,212,247      6,450,018
===================================================================================================================================
Net asset value per accumulation unit                      $       0.96   $       0.95   $       0.95   $       1.10   $       1.09
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WFCO7          UFCO3          UFCO5          UFCO4          WFCO5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    221,042   $    915,384   $  1,492,465   $  4,322,186   $  1,430,422
                                                           ------------------------------------------------------------------------
    at market value                                        $    229,622   $  1,020,770   $  1,633,382   $  4,880,844   $  1,578,873
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --            861         30,000
Receivable from mutual funds and portfolios
  for share redemptions                                             180          1,042          1,837          5,755          1,785
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    229,802      1,021,812      1,635,219      4,887,460      1,610,658
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  157            917          1,625          5,116          1,594
    Administrative charge                                            23            125            212            639            191
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --            861         30,000
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   180          1,042          1,837          6,616         31,785
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       229,591      1,020,770      1,633,382      4,880,844      1,578,873
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  31             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    229,622   $  1,020,770   $  1,633,382   $  4,880,844   $  1,578,873
===================================================================================================================================
Accumulation units outstanding                                  220,685        934,779      1,253,702      4,477,009      1,288,556
===================================================================================================================================
Net asset value per accumulation unit                      $       1.04   $       1.09   $       1.30   $       1.09   $       1.23
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WFCO4          WFCO3          UFCO6          WFCO8          UFCO7
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    212,423   $     61,751   $  1,100,495   $    311,874   $  2,351,997
                                                           ------------------------------------------------------------------------
    at market value                                        $    219,673   $     66,346   $  1,234,041   $    334,513   $  2,583,168
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --            201             --         12,151
Receivable from mutual funds and portfolios
  for share redemptions                                             194             74          1,586            420          3,461
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    219,867         66,420      1,235,828        334,933      2,598,780
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  174             67          1,433            381          3,146
    Administrative charge                                            20              7            153             39            315
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --            201             --         12,151
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   194             74          1,787            420         15,612
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       219,642         66,346      1,234,041        334,513      2,583,168
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  31             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    219,673   $     66,346   $  1,234,041   $    334,513   $  2,583,168
===================================================================================================================================
Accumulation units outstanding                                  211,202         54,225        949,399        274,732      1,989,079
===================================================================================================================================
Net asset value per accumulation unit                      $       1.04   $       1.22   $       1.30   $       1.22   $       1.30
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WFCO1          UFCO9          WFCO9          UFCO8          WDYC7
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    173,019   $     53,369   $         30   $    252,887   $     91,953
                                                           ------------------------------------------------------------------------
    at market value                                        $    185,513   $     54,276   $         34   $    265,166   $    106,467
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  1,194             --             --          1,301             --
Receivable from mutual funds and portfolios
  for share redemptions                                             147             23             --            273            116
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    186,854         54,299             34        266,740        106,583
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  134             21             --            251            101
    Administrative charge                                            13              2             --             22             15
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                       1,194             --             --          1,301             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,341             23             --          1,574            116
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       185,513         54,246             --        265,166        106,467
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             30             34             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    185,513   $     54,276   $         34   $    265,166   $    106,467
===================================================================================================================================
Accumulation units outstanding                                  152,004         52,185             --        204,564         99,021
===================================================================================================================================
Net asset value per accumulation unit                      $       1.22   $       1.04   $       1.21   $       1.30   $       1.08
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WDYC6          WDYC5          WDYC4          WDYC3          WDYC8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    498,647   $     58,241   $    330,024   $    186,724   $         10
                                                           ------------------------------------------------------------------------
    at market value                                        $    574,362   $     62,925   $    378,969   $    208,888   $         11
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             647             80            469            282             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    575,009         63,005        379,438        209,170             11
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  569             71            421            254             --
    Administrative charge                                            78              9             48             28             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   647             80            469            282             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       574,362         62,925        378,969        208,888             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             11
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    574,362   $     62,925   $    378,969   $    208,888   $         11
===================================================================================================================================
Accumulation units outstanding                                  534,560         58,832        354,718        195,839             --
===================================================================================================================================
Net asset value per accumulation unit                      $       1.07   $       1.07   $       1.07   $       1.07   $       1.27
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WDYC2          WDYC1          WDYC9          PGRI2          PGRI1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $        562   $     18,389   $         10   $    131,322   $    374,406
                                                           ------------------------------------------------------------------------
    at market value                                        $        639   $     20,464   $         11   $    139,340   $    384,423
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               1             30             --            143            437
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                        640         20,494             11        139,483        384,860
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    1             27             --            124            385
    Administrative charge                                            --              3             --             19             52
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     1             30             --            143            437
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period           639         20,464             --        139,340        384,423
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             11             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $        639   $     20,464   $         11   $    139,340   $    384,423
===================================================================================================================================
Accumulation units outstanding                                      602         19,325             --        157,363        435,962
===================================================================================================================================
Net asset value per accumulation unit                      $       1.06   $       1.06   $       1.27   $       0.89   $       0.88
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  EFG           SGRI2          SGRI1          WFFG5          WFFG3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,700,549   $    764,061   $  3,237,382   $        519   $     38,161
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,695,170   $    810,520   $  3,367,183   $        540   $     39,360
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    939             --          6,562             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                           2,148          1,083          4,946              1             30
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,698,257        811,603      3,378,691            541         39,390
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                1,918            975          4,482              1             27
    Administrative charge                                           230            108            464             --              3
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                         939             --          6,562             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 3,087          1,083         11,508              1             30
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,695,170        810,520      3,367,183            519         39,360
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             21             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,695,170   $    810,520   $  3,367,183   $        540   $     39,360
===================================================================================================================================
Accumulation units outstanding                                1,884,436        914,404      3,719,862            508         38,640
===================================================================================================================================
Net asset value per accumulation unit                      $       0.90   $       0.89   $       0.91   $       1.02   $       1.02
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WFFG8          WFFG1          WFFG9          PGRO2          PGRO1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         20   $    115,710   $         20   $    173,318   $    214,311
                                                           ------------------------------------------------------------------------
    at market value                                        $         21   $    124,955   $         21   $    143,585   $    146,133
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --            188             --            150            173
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         21        125,143             21        143,735        146,306
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --            171             --            130            152
    Administrative charge                                            --             17             --             20             21
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --            188             --            150            173
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --        124,955             --        143,585        146,133
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  21             --             21             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         21   $    124,955   $         21   $    143,585   $    146,133
===================================================================================================================================
Accumulation units outstanding                                       --        121,678             --        190,892        195,141
===================================================================================================================================
Net asset value per accumulation unit                      $       1.02   $       1.03   $       1.01   $       0.75   $       0.75
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UFGR1          UFGR2          WFGR7          UFGR3          UFGR5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    108,736   $    821,351   $      7,433   $     96,602   $     60,414
                                                           ------------------------------------------------------------------------
    at market value                                        $    124,967   $    927,351   $      7,596   $    114,736   $     68,391
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --         48,503             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             113            859              7            129             79
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    125,080        976,713          7,603        114,865         68,470
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   96            742              6            114             70
    Administrative charge                                            17            117              1             15              9
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --         48,503             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   113         49,362              7            129             79
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       124,967        927,351          7,555        114,736         68,391
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             41             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    124,967   $    927,351   $      7,596   $    114,736   $     68,391
===================================================================================================================================
Accumulation units outstanding                                  127,453        947,138          7,357        117,493         50,900
===================================================================================================================================
Net asset value per accumulation unit                      $       0.98   $       0.98   $       1.03   $       0.98   $       1.34
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UFGR4          WFGR5          WFGR4          WFGR3          UFGR6
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    396,395   $    222,558   $     50,450   $     48,767   $     72,956
                                                           ------------------------------------------------------------------------
    at market value                                        $    453,365   $    243,197   $     51,665   $     53,136   $     83,787
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     52             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             528            251             48             73            116
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    453,945        243,448         51,713         53,209         83,903
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  469            224             43             66            105
    Administrative charge                                            59             27              5              7             11
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   528            251             48             73            116
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       453,417        243,197         51,624         53,136         83,787
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             41             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    453,417   $    243,197   $     51,665   $     53,136   $     83,787
===================================================================================================================================
Accumulation units outstanding                                  465,039        255,954         50,290         56,029         62,503
===================================================================================================================================
Net asset value per accumulation unit                      $       0.98   $       0.95   $       1.03   $       0.95   $       1.34
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WFGR8          UFGR7          WFGR1          UFGR9          WFGR9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     43,702   $    167,846   $     56,610   $      1,073   $         30
                                                           ------------------------------------------------------------------------
    at market value                                        $     47,380   $    188,347   $     64,194   $      1,137   $         34
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              66            283             86              2             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     47,446        188,630         64,280          1,139             34
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   60            257             78              2             --
    Administrative charge                                             6             26              8             --             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    66            283             86              2             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        47,380        188,347         64,194          1,096             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             41             34
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     47,380   $    188,347   $     64,194   $      1,137   $         34
===================================================================================================================================
Accumulation units outstanding                                   50,116        140,632         68,028          1,068             --
===================================================================================================================================
Net asset value per accumulation unit                      $       0.95   $       1.34   $       0.94   $       1.03   $       0.94
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UFGR8          UHIP1          UHIP2          UHIP3          UHIP4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      6,509   $    169,518   $  1,339,647   $    695,375   $  2,007,008
                                                           ------------------------------------------------------------------------
    at market value                                        $      6,758   $    189,268   $  1,494,434   $    759,546   $  2,274,359
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              11            172          1,488            827          2,779
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      6,769        189,440      1,495,922        760,373      2,277,138
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   10            146          1,285            728          2,470
    Administrative charge                                             1             26            203             99            309
    Contract terminations                                            --             --            493             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    11            172          1,981            827          2,779
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         6,724        189,268      1,471,877        759,546      2,274,359
Net assets applicable to contracts in payment period                 --             --         22,064             --             --
Net assets applicable to seed money                                  34             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      6,758   $    189,268   $  1,493,941   $    759,546   $  2,274,359
===================================================================================================================================
Accumulation units outstanding                                    5,030        204,040      1,591,643        825,756      2,481,570
===================================================================================================================================
Net asset value per accumulation unit                      $       1.34   $       0.93   $       0.92   $       0.92   $       0.92
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WHIP7          WHIP6          WHIP5          WHIP4          WHIP3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    288,389   $    320,773   $    112,306   $    273,315   $    536,862
                                                           ------------------------------------------------------------------------
    at market value                                        $    326,365   $    368,351   $    125,734   $    306,359   $    587,344
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             386            415            147            395            742
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    326,751        368,766        125,881        306,754        588,086
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  338            365            131            354            668
    Administrative charge                                            48             50             16             41             74
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   386            415            147            395            742
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       326,365        368,351        125,734        306,359        587,344
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    326,365   $    368,351   $    125,734   $    306,359   $    587,344
===================================================================================================================================
Accumulation units outstanding                                  279,725        316,165        108,378        264,407        507,604
===================================================================================================================================
Net asset value per accumulation unit                      $       1.17   $       1.17   $       1.16   $       1.16   $       1.16
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WHIP8          WHIP2          WHIP1          WHIP9          UMDC1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         10   $     27,196   $    166,910   $     36,218   $    771,000
                                                           ------------------------------------------------------------------------
    at market value                                        $         11   $     29,596   $    178,621   $     39,998   $    980,422
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             44            219             65            901
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         11         29,640        178,840         40,063        981,323
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --             40            200             60            766
    Administrative charge                                            --              4             19              5            135
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --             44            219             65            901
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --         29,596        178,621         39,998        980,422
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  11             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         11   $     29,596   $    178,621   $     39,998   $    980,422
===================================================================================================================================
Accumulation units outstanding                                       --         25,683        155,214         33,217        693,306
===================================================================================================================================
Net asset value per accumulation unit                      $       1.21   $       1.15   $       1.15   $       1.20   $       1.41
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UMDC2          PMDC2          PMDC1          UMDC4           EFM
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  4,916,804   $    397,784   $  2,687,566   $  5,568,866   $  3,331,328
                                                           ------------------------------------------------------------------------
    at market value                                        $  6,249,571   $    510,234   $  3,418,217   $  7,039,615   $  4,237,983
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --          8,204             --
Receivable from mutual funds and portfolios
  for share redemptions                                           6,624            549          3,903          8,690          9,672
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  6,256,195        510,783      3,422,120      7,056,509      4,247,655
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                5,422            477          3,435          7,724          4,821
    Administrative charge                                           856             72            468            966            579
    Contract terminations                                           346             --             --             --          4,272
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --          8,204             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 6,624            549          3,903         16,894          9,672
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     6,214,887        510,234      3,416,156      7,039,615      4,237,983
Net assets applicable to contracts in payment period             34,684             --          2,061             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  6,249,571   $    510,234   $  3,418,217   $  7,039,615   $  4,237,983
===================================================================================================================================
Accumulation units outstanding                                4,411,426        267,968      1,801,761      5,042,238      2,236,306
===================================================================================================================================
Net asset value per accumulation unit                      $       1.41   $       1.90   $       1.90   $       1.40   $       1.90
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 SMDC2          SMDC1          UFMC1          UFMC2          WMDC7
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,350,515   $  5,162,365   $    509,195   $  3,861,863   $  1,184,227
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,716,792   $  6,618,941   $    630,618   $  4,773,683   $  1,490,864
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --         29,309          2,702
Receivable from mutual funds and portfolios
  for share redemptions                                           2,426         14,428          4,677          4,590          1,581
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,719,218      6,633,369        635,295      4,807,582      1,495,147
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                2,183          8,888            471          3,964          1,383
    Administrative charge                                           243            920             83            626            198
    Contract terminations                                            --          4,620          4,123             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --         29,309          2,702
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 2,426         14,428          4,677         33,899          4,283
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,716,792      6,618,941        630,618      4,773,683      1,490,864
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,716,792   $  6,618,941   $    630,618   $  4,773,683   $  1,490,864
===================================================================================================================================
Accumulation units outstanding                                1,304,669      5,036,630        542,759      4,115,535      1,153,697
===================================================================================================================================
Net asset value per accumulation unit                      $       1.32   $       1.31   $       1.16   $       1.16   $       1.29
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WMDC6          UFMC5          UFMC4          WMDC5          WMDC4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  2,562,012   $    487,587   $  3,045,088   $  1,237,808   $  1,293,391
                                                           ------------------------------------------------------------------------
    at market value                                        $  3,134,055   $    590,831   $  3,701,431   $  1,479,872   $  1,567,563
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            466         30,002          7,699             --
Receivable from mutual funds and portfolios
  for share redemptions                                           3,392            681          4,232          1,651          3,049
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  3,137,447        591,978      3,735,665      1,489,222      1,570,612
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                2,975            602          3,762          1,474          1,665
    Administrative charge                                           406             79            470            177            192
    Contract terminations                                            11             --             --             --          1,192
Payable to mutual funds and portfolios
  for investments purchased                                          --            466         30,002          7,699             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 3,392          1,147         34,234          9,350          3,049
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     3,134,055        590,831      3,701,431      1,479,872      1,567,563
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  3,134,055   $    590,831   $  3,701,431   $  1,479,872   $  1,567,563
===================================================================================================================================
Accumulation units outstanding                                2,428,439        424,334      3,203,701      1,151,388      1,221,338
===================================================================================================================================
Net asset value per accumulation unit                      $       1.29   $       1.39   $       1.16   $       1.29   $       1.28
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WMDC3          UFMC6          WMDC8          WMDC2          WMDC1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,164,073   $    659,468   $    176,737   $    675,009   $    737,422
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,428,507   $    746,635   $    206,633   $    792,266   $    920,101
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    911          1,403             --             --             26
Receivable from mutual funds and portfolios
  for share redemptions                                           1,881            961            263          1,152          1,377
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,431,299        748,999        206,896        793,418        921,504
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                1,693            868            238          1,047          1,256
    Administrative charge                                           188             93             25            105            121
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                         911          1,403             --             --             26
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 2,792          2,364            263          1,152          1,403
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,428,507        746,635        206,633        792,266        920,101
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,428,507   $    746,635   $    206,633   $    792,266   $    920,101
===================================================================================================================================
Accumulation units outstanding                                1,114,489        537,411        170,225        620,629        721,738
===================================================================================================================================
Net asset value per accumulation unit                      $       1.28   $       1.39   $       1.21   $       1.28   $       1.27
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UFMC9          WMDC9          UFMC8           EFO           SOVS2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     25,104   $     16,661   $    171,563   $    476,708   $    136,920
                                                           ------------------------------------------------------------------------
    at market value                                        $     26,258   $     23,257   $    197,036   $    431,142   $    135,713
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --            100             --
Receivable from mutual funds and portfolios
  for share redemptions                                              28             38            268            542            160
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     26,286         23,295        197,304        431,784        135,873
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   26             35            246            484            144
    Administrative charge                                             2              3             22             58             16
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --            100             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    28             38            268            642            160
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        26,226         23,257        197,036        431,142        135,713
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  32             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     26,258   $     23,257   $    197,036   $    431,142   $    135,713
===================================================================================================================================
Accumulation units outstanding                                   24,519         19,230        142,652        509,511        186,294
===================================================================================================================================
Net asset value per accumulation unit                      $       1.07   $       1.21   $       1.38   $       0.85   $       0.73
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 SOVS1          UFOV1          UFOV2          WFOV7          UFOV3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    550,312   $     42,966   $    130,533   $      7,413   $     22,657
                                                           ------------------------------------------------------------------------
    at market value                                        $    723,105   $     56,956   $    156,998   $      7,780   $     29,185
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  1,621             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                           1,050             55            143              7             33
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    725,776         57,011        157,141          7,787         29,218
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  952             47            124              6             29
    Administrative charge                                            98              8             19              1              4
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                       1,621             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 2,671             55            143              7             33
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       723,105         56,956        156,998          7,759         29,185
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             21             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    723,105   $     56,956   $    156,998   $      7,780   $     29,185
===================================================================================================================================
Accumulation units outstanding                                1,060,211         53,394        147,410          7,186         27,468
===================================================================================================================================
Net asset value per accumulation unit                      $       0.68   $       1.07   $       1.07   $       1.08   $       1.06
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UFOV5          UFOV4          WFOV5          WFOV4          WFOV3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     49,074   $     66,797   $        683   $     11,832   $        275
                                                           ------------------------------------------------------------------------
    at market value                                        $     56,349   $     79,005   $        856   $     12,001   $        279
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              64             90              1              2             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     56,413         79,095            857         12,003            279
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   57             80              1              2             --
    Administrative charge                                             7             10             --             --             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    64             90              1              2             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        56,349         79,005            856         11,980            258
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             21             21
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     56,349   $     79,005   $        856   $     12,001   $        279
===================================================================================================================================
Accumulation units outstanding                                   38,486         74,483            585         11,100            239
===================================================================================================================================
Net asset value per accumulation unit                      $       1.46   $       1.06   $       1.46   $       1.08   $       1.08
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UFOV6          WFOV8          UFOV7          UFOV9          UFOV8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     38,868   $         20   $      8,049   $         20   $      6,997
                                                           ------------------------------------------------------------------------
    at market value                                        $     45,599   $         25   $      8,374   $         22   $      7,972
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --          3,277             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             108             --              8             --             13
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     45,707             25         11,659             22          7,985
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   56             --              7             --             12
    Administrative charge                                             6             --              1             --              1
    Contract terminations                                            46             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --          3,277             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   108             --          3,285             --             13
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        45,599             --          8,350             --          7,972
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             25             24             22             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     45,599   $         25   $      8,374   $         22   $      7,972
===================================================================================================================================
Accumulation units outstanding                                   31,216             --          5,721             --          5,472
===================================================================================================================================
Net asset value per accumulation unit                      $       1.46   $       1.46   $       1.46   $       1.08   $       1.46
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WISE7          WISE6          WISE5          WISE4          WISE3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,675,834   $  2,715,507   $    676,738   $  3,454,108   $  2,631,554
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,858,129   $  3,039,734   $    750,244   $  3,849,104   $  2,935,009
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --            243          3,106
Receivable from mutual funds and portfolios
  for share redemptions                                           2,021          4,682            916          5,006          3,815
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,860,150      3,044,416        751,160      3,854,353      2,941,930
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                1,762          3,018            818          4,488          3,433
    Administrative charge                                           252            411             98            518            382
    Contract terminations                                             7          1,253             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --            243          3,106
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 2,021          4,682            916          5,249          6,921
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,858,129      3,039,734        750,244      3,849,104      2,935,009
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,858,129   $  3,039,734   $    750,244   $  3,849,104   $  2,935,009
===================================================================================================================================
Accumulation units outstanding                                1,258,533      2,062,773        597,387      3,070,686      2,345,840
===================================================================================================================================
Net asset value per accumulation unit                      $       1.48   $       1.47   $       1.26   $       1.25   $       1.25
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WISE8          WISE2          WISE1          WISE9          URES1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         20   $    398,045   $  1,242,647   $    110,886   $     67,683
                                                           ------------------------------------------------------------------------
    at market value                                        $         23   $    448,146   $  1,387,968   $    124,270   $     85,279
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --            677          2,105            203             77
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         23        448,823      1,390,073        124,473         85,356
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --            615          1,919            186             65
    Administrative charge                                            --             62            186             17             12
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --            677          2,105            203             77
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --        448,146      1,387,968        124,270         85,279
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  23             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         23   $    448,146   $  1,387,968   $    124,270   $     85,279
===================================================================================================================================
Accumulation units outstanding                                       --        360,250      1,117,852         95,443         67,905
===================================================================================================================================
Net asset value per accumulation unit                      $       1.24   $       1.24   $       1.24   $       1.30   $       1.26
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 URES2          WRES7          WRES6          URES5          URES4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    539,417   $    592,402   $  1,498,647   $     38,217   $    198,375
                                                           ------------------------------------------------------------------------
    at market value                                        $    614,944   $    764,257   $  1,923,204   $     42,030   $    226,402
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --              9             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             591            831          2,150             49            274
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    615,535        765,097      1,925,354         42,079        226,676
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  510            727          1,892             43            244
    Administrative charge                                            81            104            258              6             30
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --              9             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   591            840          2,150             49            274
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       614,944        764,257      1,923,204         42,030        226,402
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    614,944   $    764,257   $  1,923,204   $     42,030   $    226,402
===================================================================================================================================
Accumulation units outstanding                                  490,447        396,700      1,000,159         30,038        181,336
===================================================================================================================================
Net asset value per accumulation unit                      $       1.25   $       1.93   $       1.92   $       1.40   $       1.25
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  ERE           WRES4          WRES3          URES6          SRES1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    947,922   $    901,311   $  1,098,140   $     11,051   $  1,383,029
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,215,930   $  1,141,230   $  1,301,291   $     12,702   $  1,737,611
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  1,043             --          3,501             --          8,106
Receivable from mutual funds and portfolios
  for share redemptions                                           1,529          1,495          1,756             18          2,497
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,218,502      1,142,725      1,306,548         12,720      1,748,214
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                1,365          1,340          1,580             16          2,263
    Administrative charge                                           164            155            176              2            234
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                       1,043             --          3,501             --          8,106
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 2,572          1,495          5,257             18         10,603
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,215,930      1,141,230      1,301,291         12,702      1,737,611
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,215,930   $  1,141,230   $  1,301,291   $     12,702   $  1,737,611
===================================================================================================================================
Accumulation units outstanding                                  676,285        674,589        770,594          9,099        925,062
===================================================================================================================================
Net asset value per accumulation unit                      $       1.80   $       1.69   $       1.69   $       1.40   $       1.88
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WRES2          WRES1          URES9          WRES9          URES8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    121,606   $    398,507   $         30   $         30   $         30
                                                           ------------------------------------------------------------------------
    at market value                                        $    150,352   $    489,263   $         31   $         34   $         34
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             223            699             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    150,575        489,962             31             34             34
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  203            637             --             --             --
    Administrative charge                                            20             62             --             --             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   223            699             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       150,352        489,263             --             --             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             31             34             34
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    150,352   $    489,263   $         31   $         34   $         34
===================================================================================================================================
Accumulation units outstanding                                   89,551        291,989             --             --             --
===================================================================================================================================
Net asset value per accumulation unit                      $       1.68   $       1.68   $       1.06   $       1.32   $       1.36
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 USMC1          USMC2          PSMC2          WSMC7          PSMC1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    449,249   $  3,673,383   $    432,400   $  1,591,833   $  4,692,968
                                                           ------------------------------------------------------------------------
    at market value                                        $    515,294   $  4,012,987   $    479,226   $  1,439,885   $  4,749,958
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --          1,125             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                           4,930          3,969            511          1,579          5,363
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    520,224      4,018,081        479,737      1,441,464      4,755,321
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  392          3,428            444          1,382          4,716
    Administrative charge                                            69            541             67            197            643
    Contract terminations                                         4,469             --             --             --              4
Payable to mutual funds and portfolios
  for investments purchased                                          --          1,125             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 4,930          5,094            511          1,579          5,363
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       515,294      4,012,987        479,226      1,439,885      4,743,447
Net assets applicable to contracts in payment period                 --             --             --             --          6,511
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    515,294   $  4,012,987   $    479,226   $  1,439,885   $  4,749,958
===================================================================================================================================
Accumulation units outstanding                                  711,825      5,563,370        494,857      2,746,905      4,918,406
===================================================================================================================================
Net asset value per accumulation unit                      $       0.72   $       0.72   $       0.97   $       0.52   $       0.96
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 USMC5          USMC4          WSMC5          WSMC4          WSMC3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    117,115   $  3,868,131   $    864,428   $  2,212,111   $  1,459,075
                                                           ------------------------------------------------------------------------
    at market value                                        $    130,178   $  4,176,104   $    928,269   $  2,066,123   $  1,436,677
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --          2,067             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             141          5,124          1,119          2,640          2,589
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    130,319      4,183,295        929,388      2,068,763      1,439,266
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  125          4,555            999          2,367          1,741
    Administrative charge                                            16            569            120            273            194
    Contract terminations                                            --             --             --             --            654
Payable to mutual funds and portfolios
  for investments purchased                                          --          2,067             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   141          7,191          1,119          2,640          2,589
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       130,178      4,176,104        928,269      2,066,123      1,436,677
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    130,178   $  4,176,104   $    928,269   $  2,066,123   $  1,436,677
===================================================================================================================================
Accumulation units outstanding                                   94,336      5,841,859      1,927,698      3,979,492      2,994,794
===================================================================================================================================
Net asset value per accumulation unit                      $       1.38   $       0.71   $       0.48   $       0.52   $       0.48
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 USMC6          WSMC8          WSMC2          WSMC1          USMC9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    164,756   $     88,503   $    447,039   $    581,797   $         19
                                                           ------------------------------------------------------------------------
    at market value                                        $    182,020   $     96,051   $    468,277   $    605,892   $         20
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             241            133            708            930             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    182,261         96,184        468,985        606,822             20
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  218            121            644            848             --
    Administrative charge                                            23             12             64             82             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   241            133            708            930             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       182,020         96,051        468,277        605,892             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             20
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    182,020   $     96,051   $    468,277   $    605,892   $         20
===================================================================================================================================
Accumulation units outstanding                                  132,206         94,480        981,672      1,272,714             --
===================================================================================================================================
Net asset value per accumulation unit                      $       1.38   $       1.02   $       0.48   $       0.48   $       1.02
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WSMC9          USMC8          UVAS1          UVAS2          PVAS2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         20   $      6,501   $    145,924   $  1,092,731   $         18
                                                           ------------------------------------------------------------------------
    at market value                                        $         24   $      6,839   $    177,117   $  1,351,913   $         24
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             12            157          1,644             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         24          6,851        177,274      1,353,557             24
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --             11            133          1,120             --
    Administrative charge                                            --              1             24            177             --
    Contract terminations                                            --             --             --            347             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --             12            157          1,644             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --          6,816        177,117      1,351,913             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  24             23             --             --             24
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         24   $      6,839   $    177,117   $  1,351,913   $         24
===================================================================================================================================
Accumulation units outstanding                                       --          4,964        169,312      1,294,424             --
===================================================================================================================================
Net asset value per accumulation unit                      $       1.01   $       1.37   $       1.05   $       1.04   $       1.70
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WVAS7          PVAS1          UVAS5          UVAS4          WVAS5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    135,398   $    317,119   $    245,444   $    487,801   $    427,148
                                                           ------------------------------------------------------------------------
    at market value                                        $    154,193   $    370,671   $    278,996   $    597,625   $    505,557
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --              5            465
Receivable from mutual funds and portfolios
  for share redemptions                                             132            376            297            711            622
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    154,325        371,047        279,293        598,341        506,644
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  116            331            263            632            555
    Administrative charge                                            16             45             34             79             67
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --              5            465
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   132            376            297            716          1,087
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       154,193        370,671        278,996        597,625        505,557
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    154,193   $    370,671   $    278,996   $    597,625   $    505,557
===================================================================================================================================
Accumulation units outstanding                                  148,667        219,163        203,042        574,585        441,838
===================================================================================================================================
Net asset value per accumulation unit                      $       1.04   $       1.69   $       1.37   $       1.04   $       1.14
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WVAS4          WVAS3          UVAS6          WVAS8          WVAS2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    248,732   $    182,985   $    275,661   $     51,936   $    217,129
                                                           ------------------------------------------------------------------------
    at market value                                        $    278,046   $    217,462   $    341,891   $     58,892   $    254,273
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  9,643            763            856             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             284            273            465             79            381
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    287,973        218,498        343,212         58,971        254,654
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  255            246            420             72            346
    Administrative charge                                            29             27             45              7             35
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                       9,643            763            856             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 9,927          1,036          1,321             79            381
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       278,046        217,462        341,891         58,892        254,273
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    278,046   $    217,462   $    341,891   $     58,892   $    254,273
===================================================================================================================================
Accumulation units outstanding                                  269,305        190,416        249,391         51,662        247,065
===================================================================================================================================
Net asset value per accumulation unit                      $       1.03   $       1.14   $       1.37   $       1.14   $       1.03
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WVAS1          UVAS9          WVAS9          UVAS8          UMSS1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     71,442   $      6,289   $     16,856   $     61,217   $  2,857,302
                                                           ------------------------------------------------------------------------
    at market value                                        $     84,987   $      6,287   $     22,541   $     68,531   $  3,218,825
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --         20,467
Receivable from mutual funds and portfolios
  for share redemptions                                             129              2             37            115          2,799
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     85,116          6,289         22,578         68,646      3,242,091
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  118              2             34            106          2,379
    Administrative charge                                            11             --              3              9            420
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --         20,467
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   129              2             37            115         23,266
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        84,987          6,266         22,541         68,531      3,218,825
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             21             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     84,987   $      6,287   $     22,541   $     68,531   $  3,218,825
===================================================================================================================================
Accumulation units outstanding                                   74,701          5,886         19,850         50,127      2,566,014
===================================================================================================================================
Net asset value per accumulation unit                      $       1.14   $       1.06   $       1.14   $       1.37   $       1.25
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UMSS2          PMSS2          WMSS7          PMSS1          WMSS6
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $ 15,702,398   $    328,218   $  1,508,850   $  4,941,910   $  2,480,310
                                                           ------------------------------------------------------------------------
    at market value                                        $ 17,469,349   $    371,554   $  1,645,507   $  5,522,305   $  2,745,434
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                128,874             --             --          1,320             --
Receivable from mutual funds and portfolios
  for share redemptions                                          16,875            387          4,036          6,031          3,090
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 17,615,098        371,941      1,649,543      5,529,656      2,748,524
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                               14,574            337          1,504          5,307          2,719
    Administrative charge                                         2,301             50            215            724            371
    Contract terminations                                            --             --          2,317             --             --
Payable to mutual funds and portfolios
  for investments purchased                                     128,874             --             --          1,320             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                               145,749            387          4,036          7,351          3,090
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    17,469,349        371,554      1,645,507      5,522,305      2,745,434
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $ 17,469,349   $    371,554   $  1,645,507   $  5,522,305   $  2,745,434
===================================================================================================================================
Accumulation units outstanding                               13,975,915        281,264      1,226,560      4,198,189      2,050,327
===================================================================================================================================
Net asset value per accumulation unit                      $       1.25   $       1.32   $       1.34   $       1.32   $       1.34
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UMSS5          UMSS4           EMU           WMSS4          WMSS3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  2,834,740   $ 15,659,388   $  5,601,402   $  1,958,408   $  2,225,912
                                                           ------------------------------------------------------------------------
    at market value                                        $  3,077,957   $ 17,550,476   $  6,211,260   $  2,143,236   $  2,445,790
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    466             --             --         38,630          3,399
Receivable from mutual funds and portfolios
  for share redemptions                                           3,326         36,483         82,448          2,629          3,064
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  3,081,749     17,586,959      6,293,708      2,184,495      2,452,253
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                2,942         18,741          6,797          2,357          2,758
    Administrative charge                                           384          2,343            816            272            306
    Contract terminations                                            --         15,399         74,835             --             --
Payable to mutual funds and portfolios
  for investments purchased                                         466             --             --         38,630          3,399
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 3,792         36,483         82,448         41,259          6,463
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     3,077,957     17,550,476      6,211,260      2,143,236      2,445,790
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  3,077,957   $ 17,550,476   $  6,211,260   $  2,143,236   $  2,445,790
===================================================================================================================================
Accumulation units outstanding                                2,445,601     14,168,003      4,692,073      1,702,030      1,945,944
===================================================================================================================================
Net asset value per accumulation unit                      $       1.26   $       1.24   $       1.32   $       1.26   $       1.26
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UMSS6          SMSS1          WMSS2          WMSS1          UMSS9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  2,932,396   $  1,642,371   $  4,083,415   $    985,360   $     50,222
                                                           ------------------------------------------------------------------------
    at market value                                        $  3,208,847   $  1,812,435   $  4,472,304   $  1,085,278   $     50,955
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                 36,096             --         50,563            474             --
Receivable from mutual funds and portfolios
  for share redemptions                                           4,136          2,910          5,969          1,620             29
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  3,249,079      1,815,345      4,528,836      1,087,372         50,984
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                3,736          2,353          5,426          1,477             26
    Administrative charge                                           400            243            543            143              3
    Contract terminations                                            --            314             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                      36,096             --         50,563            474             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                40,232          2,910         56,532          2,094             29
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     3,208,847      1,812,435      4,472,304      1,085,278         50,934
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             21
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  3,208,847   $  1,812,435   $  4,472,304   $  1,085,278   $     50,955
===================================================================================================================================
Accumulation units outstanding                                2,555,532      1,353,521      3,578,894        870,113         47,915
===================================================================================================================================
Net asset value per accumulation unit                      $       1.26   $       1.34   $       1.25   $       1.25   $       1.06
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WMSS9          UMSS8          UDMS1          UDMS2          UDMS3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    143,405   $    404,079   $          9   $    125,707   $    117,510
                                                           ------------------------------------------------------------------------
    at market value                                        $    164,163   $    437,233   $         12   $    181,240   $    146,418
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             269            645             --            182            154
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    164,432        437,878             12        181,422        146,572
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  247            593             --            157            135
    Administrative charge                                            22             52             --             25             19
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   269            645             --            182            154
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       164,163        437,233             --        146,404        146,418
Net assets applicable to contracts in payment period                 --             --             --         34,836             --
Net assets applicable to seed money                                  --             --             12             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    164,163   $    437,233   $         12   $    181,240   $    146,418
===================================================================================================================================
Accumulation units outstanding                                  153,207        349,183             --        123,407        124,106
===================================================================================================================================
Net asset value per accumulation unit                      $       1.07   $       1.25   $       1.19   $       1.19   $       1.18
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UDMS4          UINT1          UINT2          PINT2          WINT7
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    221,184   $    581,198   $  3,611,041   $     97,502   $     60,158
                                                           ------------------------------------------------------------------------
    at market value                                        $    311,541   $    655,752   $  4,012,034   $     97,012   $     62,366
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --         54,291             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             386            587          3,758            100             35
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    311,927        656,339      4,070,083         97,112         62,401
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  343            499          3,245             87             31
    Administrative charge                                            43             88            513             13              4
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --         54,291             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   386            587         58,049            100             35
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       311,541        655,752      4,012,034         97,012         62,345
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             21
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    311,541   $    655,752   $  4,012,034   $     97,012   $     62,366
===================================================================================================================================
Accumulation units outstanding                                  264,983        733,836      4,505,696        101,994         58,428
===================================================================================================================================
Net asset value per accumulation unit                      $       1.18   $       0.89   $       0.89   $       0.95   $       1.07
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 PINT1          UINT3          UINT5          UINT4          WINT5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    334,541   $  1,204,543   $    184,228   $  3,065,234   $    930,512
                                                           ------------------------------------------------------------------------
    at market value                                        $    351,646   $  1,311,224   $    212,605   $  3,242,823   $  1,111,561
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             363          1,435            247          3,859          1,392
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    352,009      1,312,659        212,852      3,246,682      1,112,953
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  320          1,263            219          3,430          1,243
    Administrative charge                                            43            172             28            429            149
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   363          1,435            247          3,859          1,392
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       351,646      1,311,224        212,605      3,242,823      1,111,561
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    351,646   $  1,311,224   $    212,605   $  3,242,823   $  1,111,561
===================================================================================================================================
Accumulation units outstanding                                  371,281      1,480,418        158,433      3,674,944      1,017,503
===================================================================================================================================
Net asset value per accumulation unit                      $       0.95   $       0.89   $       1.34   $       0.88   $       1.09
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WINT4          WINT3          UINT6          WINT8          UINT7
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    102,779   $    261,988   $    336,759   $    378,838   $    308,514
                                                           ------------------------------------------------------------------------
    at market value                                        $    106,802   $    278,886   $    384,236   $    421,371   $    349,697
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --          3,400
Receivable from mutual funds and portfolios
  for share redemptions                                              75            345            510            585            463
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    106,877        279,231        384,746        421,956        353,560
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   67            311            461            530            421
    Administrative charge                                             8             34             49             55             42
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --          3,400
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    75            345            510            585          3,863
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       106,781        278,886        384,236        421,371        349,697
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  21             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    106,802   $    278,886   $    384,236   $    421,371   $    349,697
===================================================================================================================================
Accumulation units outstanding                                  100,111        255,856        286,987        387,299        261,432
===================================================================================================================================
Net asset value per accumulation unit                      $       1.07   $       1.09   $       1.34   $       1.09   $       1.34
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WINT1          UINT9          WINT9          UINT8           JCG
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    122,308   $      3,534   $         20   $     54,199   $    410,147
                                                           ------------------------------------------------------------------------
    at market value                                        $    138,110   $      3,552   $         24   $     58,915   $    356,174
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             195             --             --             98            472
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    138,305          3,552             24         59,013        356,646
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  178             --             --             90            421
    Administrative charge                                            17             --             --              8             51
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   195             --             --             98            472
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       138,110          3,531             --         58,915        356,174
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             21             24             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    138,110   $      3,552   $         24   $     58,915   $    356,174
===================================================================================================================================
Accumulation units outstanding                                  127,166          3,312             --         44,126        442,418
===================================================================================================================================
Net asset value per accumulation unit                      $       1.09   $       1.07   $       1.07   $       1.34   $       0.81
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 SCGR2          SCGR1          WUSE7          WUSE6           JUS
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     87,226   $    828,001   $  1,341,538   $  1,723,396   $  1,250,026
                                                           ------------------------------------------------------------------------
    at market value                                        $     74,402   $    769,423   $  1,268,062   $  1,630,736   $  1,238,719
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              98          1,126          1,391          1,850          1,843
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     74,500        770,549      1,269,453      1,632,586      1,240,562
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   88          1,020          1,217          1,628          1,388
    Administrative charge                                            10            106            174            222            167
    Contract terminations                                            --             --             --             --            288
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    98          1,126          1,391          1,850          1,843
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        74,402        769,423      1,268,062      1,630,736      1,238,719
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     74,402   $    769,423   $  1,268,062   $  1,630,736   $  1,238,719
===================================================================================================================================
Accumulation units outstanding                                  106,446      1,065,516      1,608,401      2,072,369      1,449,092
===================================================================================================================================
Net asset value per accumulation unit                      $       0.70   $       0.72   $       0.79   $       0.79   $       0.85
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WUSE4          WUSE3          SUSE1          WUSE2          WUSE1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,275,709   $    974,967   $    557,248   $    179,139   $    410,582
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,264,297   $  1,075,461   $    588,467   $    162,609   $    401,495
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             11             64             --
Receivable from mutual funds and portfolios
  for share redemptions                                           1,651          1,398            824            244            630
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,265,948      1,076,859        589,302        162,917        402,125
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                1,480          1,258            747            222            569
    Administrative charge                                           171            140             77             22             55
    Contract terminations                                            --             --             --             --              6
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             11             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,651          1,398            835            244            630
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,264,297      1,075,461        588,467        162,673        401,495
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,264,297   $  1,075,461   $    588,467   $    162,673   $    401,495
===================================================================================================================================
Accumulation units outstanding                                1,619,121      1,379,867        740,830        209,894        519,089
===================================================================================================================================
Net asset value per accumulation unit                      $       0.78   $       0.78   $       0.79   $       0.78   $       0.77
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WUSE9           JIF           SIEQ2          SIEQ1          WMCV7
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         20   $    104,576   $     44,007   $    525,223   $  1,654,107
                                                           ------------------------------------------------------------------------
    at market value                                        $         23   $    111,461   $     35,242   $    510,245   $  2,031,016
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --            143             47            741          2,224
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         23        111,604         35,289        510,986      2,033,240
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --            128             42            672          1,946
    Administrative charge                                            --             15              5             69            278
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --            143             47            741          2,224
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --        111,461         35,242        510,245      2,031,016
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  23             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         23   $    111,461   $     35,242   $    510,245   $  2,031,016
===================================================================================================================================
Accumulation units outstanding                                       --        124,868         48,733        734,708      1,083,396
===================================================================================================================================
Net asset value per accumulation unit                      $       1.33   $       0.89   $       0.72   $       0.69   $       1.87
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WMCV6           JMC           WMCV4          WMCV3          WMCV8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  2,245,923   $    599,685   $  2,056,170   $  1,398,009   $         20
                                                           ------------------------------------------------------------------------
    at market value                                        $  2,710,689   $    718,613   $  2,435,982   $  1,679,098   $         23
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --          2,730             --
Receivable from mutual funds and portfolios
  for share redemptions                                           3,084            943          3,133          2,290             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  2,713,773        719,556      2,439,115      1,684,118             23
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                2,714            818          2,809          2,061             --
    Administrative charge                                           370             98            324            229             --
    Contract terminations                                            --             27             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --          2,730             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 3,084            943          3,133          5,020             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     2,710,689        718,613      2,435,982      1,679,098             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             23
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  2,710,689   $    718,613   $  2,435,982   $  1,679,098   $         23
===================================================================================================================================
Accumulation units outstanding                                1,448,552        432,222      1,311,904        906,045             --
===================================================================================================================================
Net asset value per accumulation unit                      $       1.87   $       1.66   $       1.86   $       1.85   $       1.33
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WMCV2          WMCV1          WMCV9           ESB           PJGT2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    229,316   $    865,787   $         20   $ 12,042,660   $     38,475
                                                           ------------------------------------------------------------------------
    at market value                                        $    271,288   $  1,011,544   $         23   $ 11,461,611   $     33,408
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --            314             --
Receivable from mutual funds and portfolios
  for share redemptions                                             408          1,522             --         14,634             35
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    271,696      1,013,066             23     11,476,559         33,443
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  371          1,381             --         13,066             30
    Administrative charge                                            37            134             --          1,568              5
    Contract terminations                                            --              7             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --            314             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   408          1,522             --         14,948             35
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       271,288      1,011,544             --     11,461,243         33,408
Net assets applicable to contracts in payment period                 --             --             --            368             --
Net assets applicable to seed money                                  --             --             23             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    271,288   $  1,011,544   $         23   $ 11,461,611   $     33,408
===================================================================================================================================
Accumulation units outstanding                                  147,221        550,001             --      7,217,359         88,173
===================================================================================================================================
Net asset value per accumulation unit                      $       1.84   $       1.84   $       1.33   $       1.59   $       0.38
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 PJGT1           EJT           SGLT2          SGLT1          PJGP2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     64,319   $    551,978   $    169,367   $  1,092,127   $    145,767
                                                           ------------------------------------------------------------------------
    at market value                                        $     47,330   $    265,815   $     89,448   $    792,490   $    133,841
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            209             --          3,421             --
Receivable from mutual funds and portfolios
  for share redemptions                                              56            345            127          1,154            142
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     47,386        266,369         89,575        797,065        133,983
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   49            308            114          1,046            123
    Administrative charge                                             7             37             13            108             19
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --            209             --          3,421             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    56            554            127          4,575            142
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        47,330        265,815         89,448        792,490        133,841
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     47,330   $    265,815   $     89,448   $    792,490   $    133,841
===================================================================================================================================
Accumulation units outstanding                                  125,451        751,385        253,524      2,256,033        221,065
===================================================================================================================================
Net asset value per accumulation unit                      $       0.38   $       0.35   $       0.35   $       0.35   $       0.61
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 PJGP1           EJG           SGRP2          SGRP1           EJI
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    446,617   $  1,807,352   $  1,330,801   $  4,153,779   $  1,015,165
                                                           ------------------------------------------------------------------------
    at market value                                        $    435,522   $  1,240,726   $    932,100   $  2,821,452   $  1,237,658
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            939             --          3,344             --
Receivable from mutual funds and portfolios
  for share redemptions                                             502          1,584          1,283          4,112          1,627
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    436,024      1,243,249        933,383      2,828,908      1,239,285
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  442          1,414          1,155          3,727          1,426
    Administrative charge                                            60            170            128            385            171
    Contract terminations                                            --             --             --             --             30
Payable to mutual funds and portfolios
  for investments purchased                                          --            939             --          3,344             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   502          2,523          1,283          7,456          1,627
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       435,522      1,240,726        932,100      2,821,452      1,237,658
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    435,522   $  1,240,726   $    932,100   $  2,821,452   $  1,237,658
===================================================================================================================================
Accumulation units outstanding                                  721,527      2,188,364      1,650,148      5,078,274      2,119,385
===================================================================================================================================
Net asset value per accumulation unit                      $       0.60   $       0.57   $       0.56   $       0.56   $       0.58
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 SINT2          SINT1          PJAG2          PJAG1           EJA
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    353,458   $  2,355,072   $    146,339   $    126,199   $    977,206
                                                           ------------------------------------------------------------------------
    at market value                                        $    464,691   $  2,350,466   $    148,733   $    125,628   $    620,576
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --            200
Receivable from mutual funds and portfolios
  for share redemptions                                             639          3,955            156            143            791
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    465,330      2,354,421        148,889        125,771        621,567
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  575          3,121            136            126            706
    Administrative charge                                            64            323             20             17             85
    Contract terminations                                            --            511             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --            200
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   639          3,955            156            143            991
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       464,691      2,350,466        148,733        125,628        620,576
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    464,691   $  2,350,466   $    148,733   $    125,628   $    620,576
===================================================================================================================================
Accumulation units outstanding                                  798,735      4,437,626        345,314        292,512      1,578,313
===================================================================================================================================
Net asset value per accumulation unit                      $       0.58   $       0.53   $       0.43   $       0.43   $       0.39
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 SAGP2          SAGP1           EWG            EDE           SUDE2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    274,921   $  2,085,938   $  6,766,283   $    679,076   $    229,751
                                                           ------------------------------------------------------------------------
    at market value                                        $    160,924   $  1,221,418   $  4,725,763   $    630,549   $    200,812
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --            192            694             --
Receivable from mutual funds and portfolios
  for share redemptions                                             319          2,785          6,069            793            271
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    161,243      1,224,203      4,732,024        632,036        201,083
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  200          1,618          5,419            708            244
    Administrative charge                                            22            167            650             85             27
    Contract terminations                                            97          1,000             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --            192            694             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   319          2,785          6,261          1,487            271
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       160,924      1,221,418      4,719,660        630,549        200,812
Net assets applicable to contracts in payment period                 --             --          6,103             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    160,924   $  1,221,418   $  4,725,763   $    630,549   $    200,812
===================================================================================================================================
Accumulation units outstanding                                  410,821      3,748,416      3,908,848        825,743        276,071
===================================================================================================================================
Net asset value per accumulation unit                      $       0.39   $       0.33   $       1.21   $       0.76   $       0.73
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 SUDE1           ERQ           SREQ2          SREQ1           ERI
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    796,439   $    110,362   $     34,043   $    165,734   $    103,027
                                                           ------------------------------------------------------------------------
    at market value                                        $    805,603   $    121,800   $     34,539   $    190,845   $    106,440
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  7,295             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                           1,161            153             43            274            129
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    814,059        121,953         34,582        191,119        106,569
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                1,052            137             39            248            115
    Administrative charge                                           109             16              4             26             14
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                       7,295             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 8,456            153             43            274            129
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       805,603        121,800         34,539        190,845        106,440
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    805,603   $    121,800   $     34,539   $    190,845   $    106,440
===================================================================================================================================
Accumulation units outstanding                                1,064,794        132,819         37,594        193,011        133,226
===================================================================================================================================
Net asset value per accumulation unit                      $       0.76   $       0.92   $       0.92   $       0.99   $       0.80
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 SRIE2          SRIE1          PLAA2          PLAA1          PEQU2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         20   $    278,424   $    220,513   $    502,864   $    411,652
                                                           ------------------------------------------------------------------------
    at market value                                        $         23   $    335,842   $    267,164   $    608,880   $    423,517
Dividends receivable                                                 --             --             --             --              2
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --            491            279            692            450
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         23        336,333        267,443        609,572        423,969
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --            445            243            609            391
    Administrative charge                                            --             46             36             83             59
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --              2
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --            491            279            692            452
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --        335,842        267,164        608,880        423,517
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  23             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         23   $    335,842   $    267,164   $    608,880   $    423,517
===================================================================================================================================
Accumulation units outstanding                                       --        427,337        222,403        507,250        624,949
===================================================================================================================================
Net asset value per accumulation unit                      $       0.79   $       0.79   $       1.20   $       1.20   $       0.68
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 PEQU1          PLFS2          PLFS1          PLSC2          PLSC1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    745,922   $    355,808   $  1,643,289   $     51,404   $    105,988
                                                           ------------------------------------------------------------------------
    at market value                                        $    766,432   $    362,913   $  1,675,556   $     73,043   $    160,043
Dividends receivable                                                  4             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             873            377          1,900             77            184
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    767,309        363,290      1,677,456         73,120        160,227
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  768            328          1,672             67            162
    Administrative charge                                           105             49            228             10             22
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           4             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   877            377          1,900             77            184
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       766,432        362,913      1,675,556         73,043        160,043
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    766,432   $    362,913   $  1,675,556   $     73,043   $    160,043
===================================================================================================================================
Accumulation units outstanding                                1,134,631        358,827      1,657,934         48,655        106,681
===================================================================================================================================
Net asset value per accumulation unit                      $       0.68   $       1.01   $       1.01   $       1.50   $       1.50
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UGRS1          UGRS2          WGRS7          UGRS3          UGRS5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    332,092   $  2,356,418   $         20   $    611,146   $     37,277
                                                           ------------------------------------------------------------------------
    at market value                                        $    315,315   $  2,208,987   $         21   $    571,562   $     39,161
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             41             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             288          2,191             --            651             43
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    315,603      2,211,219             21        572,213         39,204
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  245          1,892             --            573             38
    Administrative charge                                            43            299             --             78              5
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             41             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   288          2,232             --            651             43
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       315,315      2,208,987             --        569,308         39,161
Net assets applicable to contracts in payment period                 --             --             --          2,254             --
Net assets applicable to seed money                                  --             --             21             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    315,315   $  2,208,987   $         21   $    571,562   $     39,161
===================================================================================================================================
Accumulation units outstanding                                  514,804      3,620,082             --        937,890         31,819
===================================================================================================================================
Net asset value per accumulation unit                      $       0.61   $       0.61   $       1.02   $       0.61   $       1.23
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UGRS4          WGRS5          WGRS4          WGRS3          UGRS6
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,762,433   $     67,720   $     37,829   $        236   $    101,690
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,637,862   $     71,350   $     39,487   $        236   $    107,286
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                           2,021             82             52             --            150
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,639,883         71,432         39,539            236        107,436
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                1,796             73             47             --            136
    Administrative charge                                           225              9              5             --             14
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 2,021             82             52             --            150
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,637,862         71,350         39,467            216        107,286
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             20             20             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,637,862   $     71,350   $     39,487   $        236   $    107,286
===================================================================================================================================
Accumulation units outstanding                                2,708,243         58,034         38,632            211         87,372
===================================================================================================================================
Net asset value per accumulation unit                      $       0.60   $       1.23   $       1.02   $       1.02   $       1.23
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WGRS8          UGRS7          UGRS9          UGRS8          PGIS2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         10   $     87,516   $         20   $      2,867   $      1,578
                                                           ------------------------------------------------------------------------
    at market value                                        $         11   $     91,568   $         21   $      2,942   $      1,362
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --            137             --              5              2
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         11         91,705             21          2,947          1,364
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --            125             --              5              2
    Administrative charge                                            --             12             --             --             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --            137             --              5              2
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --         91,568             --          2,932          1,362
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  11             --             21             10             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         11   $     91,568   $         21   $      2,942   $      1,362
===================================================================================================================================
Accumulation units outstanding                                       --         74,632             --          2,394          1,675
===================================================================================================================================
Net asset value per accumulation unit                      $       1.23   $       1.23   $       1.02   $       1.22   $       0.81
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WGIS7          PGIS1          WGIS5          WGIS4          WGIS3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,138,776   $  1,430,217   $    389,233   $  1,351,072   $  1,614,327
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,073,556   $  1,345,126   $    400,469   $  1,275,202   $  1,528,426
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --          3,501
Receivable from mutual funds and portfolios
  for share redemptions                                           1,168          1,523            501          1,681          2,124
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,074,724      1,346,649        400,970      1,276,883      1,534,051
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                1,022          1,340            447          1,507          1,912
    Administrative charge                                           146            183             54            174            212
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --          3,501
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,168          1,523            501          1,681          5,625
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,073,556      1,345,126        400,469      1,275,202      1,528,426
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,073,556   $  1,345,126   $    400,469   $  1,275,202   $  1,528,426
===================================================================================================================================
Accumulation units outstanding                                1,326,306      1,661,188        505,179      1,611,648      1,935,415
===================================================================================================================================
Net asset value per accumulation unit                      $       0.81   $       0.81   $       0.79   $       0.79   $       0.79
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WGIS8          WGIS2          WGIS1          WGIS9          PSGI2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         20   $     56,606   $    265,178   $         20   $    141,576
                                                           ------------------------------------------------------------------------
    at market value                                        $         22   $     46,743   $    277,445   $         22   $    148,674
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             31             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             70            415             --            155
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         22         46,844        277,860             22        148,829
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --             64            378             --            135
    Administrative charge                                            --              6             37             --             20
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --             70            415             --            155
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --         46,774        277,445             --        148,674
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  22             --             --             22             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         22   $     46,774   $    277,445   $         22   $    148,674
===================================================================================================================================
Accumulation units outstanding                                       --         59,564        354,020             --        193,129
===================================================================================================================================
Net asset value per accumulation unit                      $       1.25   $       0.79   $       0.78   $       1.25   $       0.77
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 PSGI1          WSGI5          WSGI3          WSGI8          WSGI1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    422,839   $      4,096   $     36,374   $         20   $     17,898
                                                           ------------------------------------------------------------------------
    at market value                                        $    410,842   $      4,392   $     36,860   $         22   $     19,621
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             467              5              9             --             30
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    411,309          4,397         36,869             22         19,651
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  411              4              8             --             27
    Administrative charge                                            56              1              1             --              3
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   467              5              9             --             30
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       410,842          4,370         36,838             --         19,621
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             22             22             22             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    410,842   $      4,392   $     36,860   $         22   $     19,621
===================================================================================================================================
Accumulation units outstanding                                  535,409          4,571         38,590             --         20,528
===================================================================================================================================
Net asset value per accumulation unit                      $       0.77   $       0.96   $       0.95   $       0.95   $       0.96
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WSGI9          PNDS2          PNDS1           END           SNDS2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         20   $     33,184   $     39,684   $  1,723,207   $    358,216
                                                           ------------------------------------------------------------------------
    at market value                                        $         22   $     34,827   $     37,510   $  1,535,650   $    347,986
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             37             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             37             43          6,032            478
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         22         34,864         37,590      1,541,682        348,464
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --             32             38          1,768            430
    Administrative charge                                            --              5              5            212             48
    Contract terminations                                            --             --             --          4,052             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --             37             43          6,032            478
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --         34,827         37,547      1,535,590        347,986
Net assets applicable to contracts in payment period                 --             --             --             60             --
Net assets applicable to seed money                                  22             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         22   $     34,827   $     37,547   $  1,535,650   $    347,986
===================================================================================================================================
Accumulation units outstanding                                       --         30,042         32,489      1,301,235        439,523
===================================================================================================================================
Net asset value per accumulation unit                      $       0.95   $       1.16   $       1.16   $       1.18   $       0.79
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 SNDS1          UNDS1          UNDS2          PSND2          WSND7
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  3,775,670   $    294,397   $  1,099,516   $     32,505   $      9,695
                                                           ------------------------------------------------------------------------
    at market value                                        $  3,732,171   $    327,277   $  1,189,608   $     33,402   $      9,879
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --         25,250             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                           5,459          4,792          1,153             35              4
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  3,737,630        332,069      1,216,011         33,437          9,883
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                4,947            249            996             30              4
    Administrative charge                                           512             44            157              5             --
    Contract terminations                                            --          4,499             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --         25,250             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 5,459          4,792         26,403             35              4
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     3,732,171        327,277      1,189,608         33,402          9,860
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             19
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  3,732,171   $    327,277   $  1,189,608   $     33,402   $      9,879
===================================================================================================================================
Accumulation units outstanding                                5,132,521        387,573      1,413,663         43,192         10,027
===================================================================================================================================
Net asset value per accumulation unit                      $       0.73   $       0.84   $       0.84   $       0.77   $       0.98
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 PSND1          UNDS5          UNDS4          WSND5          WSND4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    522,295   $     29,058   $  1,024,150   $    159,609   $     10,107
                                                           ------------------------------------------------------------------------
    at market value                                        $    547,284   $     32,026   $  1,079,905   $    173,839   $     10,056
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             15          7,500             --
Receivable from mutual funds and portfolios
  for share redemptions                                             620             37          1,315            172             13
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    547,904         32,063      1,081,235        181,511         10,069
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  546             33          1,169            154             12
    Administrative charge                                            74              4            146             18              1
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             15          7,500             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   620             37          1,330          7,672             13
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       544,819         32,026      1,079,905        173,839         10,037
Net assets applicable to contracts in payment period              2,465             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             19
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    547,284   $     32,026   $  1,079,905   $    173,839   $     10,056
===================================================================================================================================
Accumulation units outstanding                                  706,862         23,895      1,294,991        180,060         10,211
===================================================================================================================================
Net asset value per accumulation unit                      $       0.77   $       1.34   $       0.83   $       0.97   $       0.98
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WSND3          UNDS6          WSND8          UNDS7          WSND1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     10,716   $     60,989   $     12,296   $    143,629   $    100,555
                                                           ------------------------------------------------------------------------
    at market value                                        $     13,195   $     66,014   $     12,533   $    155,944   $    102,789
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            856             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              18             91             11            232            140
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     13,213         66,961         12,544        156,176        102,929
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   16             82             10            211            128
    Administrative charge                                             2              9              1             21             12
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --            856             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    18            947             11            232            140
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        13,195         66,014         12,510        155,944        102,789
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             23             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     13,195   $     66,014   $     12,533   $    155,944   $    102,789
===================================================================================================================================
Accumulation units outstanding                                   13,693         49,366         13,005        116,726        107,053
===================================================================================================================================
Net asset value per accumulation unit                      $       0.96   $       1.34   $       0.96   $       1.34   $       0.96
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UNDS9          WSND9          UNDS8           ERS           SRSS2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         20   $         20   $        526   $  1,518,492   $    298,730
                                                           ------------------------------------------------------------------------
    at market value                                        $         20   $         23   $        603   $  1,086,889   $    229,340
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --              1          1,401            314
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         20             23            604      1,088,290        229,654
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --             --              1          1,251            283
    Administrative charge                                            --             --             --            150             31
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --             --              1          1,401            314
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --             --            603      1,086,889        229,340
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  20             23             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         20   $         23   $        603   $  1,086,889   $    229,340
===================================================================================================================================
Accumulation units outstanding                                       --             --            452      1,403,711        359,692
===================================================================================================================================
Net asset value per accumulation unit                      $       0.98   $       0.96   $       1.33   $       0.77   $       0.64
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 SRSS1          PTRS2          PTRS1          UTRS1          UTRS2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,985,544   $     51,822   $    102,811   $  2,662,479   $ 14,426,706
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,579,679   $     55,959   $    108,441   $  2,921,580   $ 15,552,913
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --        153,529
Receivable from mutual funds and portfolios
  for share redemptions                                           2,355             58            117         10,388         15,092
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,582,034         56,017        108,558      2,931,968     15,721,534
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                2,088             50            103          2,217         13,034
    Administrative charge                                           216              8             14            391          2,058
    Contract terminations                                            51             --             --          7,780             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --        153,529
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 2,355             58            117         10,388        168,621
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,579,679         55,959        108,441      2,921,580     15,552,913
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,579,679   $     55,959   $    108,441   $  2,921,580   $ 15,552,913
===================================================================================================================================
Accumulation units outstanding                                2,361,589         45,734         88,994      2,457,485     13,127,387
===================================================================================================================================
Net asset value per accumulation unit                      $       0.67   $       1.22   $       1.22   $       1.19   $       1.18
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 PSTR2          WSTR7          PSTR1          UTRS5          UTRS4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    718,859   $     84,590   $  5,669,828   $  1,739,937   $ 17,397,816
                                                           ------------------------------------------------------------------------
    at market value                                        $    784,047   $     86,495   $  6,115,481   $  1,854,978   $ 18,834,870
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --          4,968             --         50,035
Receivable from mutual funds and portfolios
  for share redemptions                                             816             50          6,760          2,040         22,612
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    784,863         86,545      6,127,209      1,857,018     18,907,517
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  710             44          5,949          1,805         20,100
    Administrative charge                                           106              6            811            235          2,512
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --          4,968             --         50,035
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   816             50         11,728          2,040         72,647
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       784,047         86,464      6,115,481      1,854,978     18,834,870
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             31             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    784,047   $     86,495   $  6,115,481   $  1,854,978   $ 18,834,870
===================================================================================================================================
Accumulation units outstanding                                  695,622         82,390      5,443,124      1,583,252     16,040,977
===================================================================================================================================
Net asset value per accumulation unit                      $       1.13   $       1.05   $       1.12   $       1.17   $       1.17
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WSTR5          WSTR4          WSTR3          UTRS6          WSTR8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,492,501   $     81,336   $    257,990   $  1,229,823   $  1,384,680
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,601,366   $     84,063   $    276,490   $  1,317,505   $  1,535,621
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                 20,049             --             59          1,053             --
Receivable from mutual funds and portfolios
  for share redemptions                                           1,856             82            299          1,725          2,140
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,623,271         84,145        276,848      1,320,283      1,537,761
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                1,657             74            269          1,558          1,939
    Administrative charge                                           199              8             30            167            201
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                      20,049             --             59          1,053             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                21,905             82            358          2,778          2,140
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,601,366         84,032        276,490      1,317,505      1,535,621
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             31             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,601,366   $     84,063   $    276,490   $  1,317,505   $  1,535,621
===================================================================================================================================
Accumulation units outstanding                                1,509,844         80,102        261,139      1,127,191      1,452,759
===================================================================================================================================
Net asset value per accumulation unit                      $       1.06   $       1.05   $       1.06   $       1.17   $       1.06
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UTRS7          WSTR1          UTRS9          WSTR9          UTRS8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  2,316,773   $    345,397   $     70,595   $         20   $    261,455
                                                           ------------------------------------------------------------------------
    at market value                                        $  2,461,221   $    367,414   $     71,426   $         22   $    280,030
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                 12,002             --             --             --          2,602
Receivable from mutual funds and portfolios
  for share redemptions                                           3,318            523             30             --            457
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  2,476,541        367,937         71,456             22        283,089
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                3,016            477             27             --            420
    Administrative charge                                           302             46              3             --             37
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                      12,002             --             --             --          2,602
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                15,320            523             30             --          3,059
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     2,461,221        367,414         71,395             --        280,030
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             31             22             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  2,461,221   $    367,414   $     71,426   $         22   $    280,030
===================================================================================================================================
Accumulation units outstanding                                2,107,489        348,226         68,088             --        240,227
===================================================================================================================================
Net asset value per accumulation unit                      $       1.17   $       1.06   $       1.05   $       1.04   $       1.17
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 PUTS2          WUTS7          PUTS1           EUT           WUTS4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     35,924   $  1,355,131   $  1,531,415   $  2,437,590   $  2,558,137
                                                           ------------------------------------------------------------------------
    at market value                                        $     31,944   $  1,205,244   $  1,285,469   $  1,932,528   $  2,044,589
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            107             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              33          1,327          2,564          2,476          2,689
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     31,977      1,206,678      1,288,033      1,935,004      2,047,278
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   29          1,160          1,296          2,188          2,411
    Administrative charge                                             4            166            177            263            278
    Contract terminations                                            --              1          1,091             25             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    33          1,327          2,564          2,476          2,689
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        31,944      1,205,351      1,285,469      1,932,528      2,044,589
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     31,944   $  1,205,351   $  1,285,469   $  1,932,528   $  2,044,589
===================================================================================================================================
Accumulation units outstanding                                   34,476      1,685,711      1,393,028      1,995,641      2,886,889
===================================================================================================================================
Net asset value per accumulation unit                      $       0.93   $       0.72   $       0.92   $       0.97   $       0.71
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WUTS3          SUTS1          WUTS2          WUTS1          WUTS9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  2,086,819   $  1,348,285   $    336,997   $    516,790   $         20
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,782,100   $  1,135,279   $    265,743   $    437,459   $         23
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                           2,411          9,510            398            676             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,784,511      1,144,789        266,141        438,135             23
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                2,170          1,578            362            616             --
    Administrative charge                                           241            163             36             60             --
    Contract terminations                                            --          7,769             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 2,411          9,510            398            676             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,782,100      1,135,279        265,743        437,459             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             23
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,782,100   $  1,135,279   $    265,743   $    437,459   $         23
===================================================================================================================================
Accumulation units outstanding                                2,767,180      1,520,552        414,924        684,361             --
===================================================================================================================================
Net asset value per accumulation unit                      $       0.64   $       0.75   $       0.64   $       0.64   $       1.33
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 USUT1          USUT2          PSUT2          WSUT7          PSUT1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     40,558   $    284,516   $    102,030   $         20   $    192,858
                                                           ------------------------------------------------------------------------
    at market value                                        $     47,150   $    333,214   $    109,340   $         22   $    201,802
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              39            330            114             --            228
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     47,189        333,544        109,454             22        202,030
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   33            285             99             --            201
    Administrative charge                                             6             45             15             --             27
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    39            330            114             --            228
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        47,150        333,214        109,340             --        201,802
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             22             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     47,150   $    333,214   $    109,340   $         22   $    201,802
===================================================================================================================================
Accumulation units outstanding                                   40,155        284,257        142,625             --        263,881
===================================================================================================================================
Net asset value per accumulation unit                      $       1.17   $       1.17   $       0.77   $       1.09   $       0.76
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 USUT5          USUT4          WSUT5          WSUT4          WSUT3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     53,902   $    153,599   $     37,687   $     11,360   $      9,036
                                                           ------------------------------------------------------------------------
    at market value                                        $     60,889   $    173,801   $     43,695   $     11,461   $     11,967
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              71            205             55              2             16
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     60,960        174,006         43,750         11,463         11,983
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   63            182             49              2             14
    Administrative charge                                             8             23              6             --              2
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    71            205             55              2             16
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        60,889        173,801         43,695         11,439         11,967
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             22             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     60,889   $    173,801   $     43,695   $     11,461   $     11,967
===================================================================================================================================
Accumulation units outstanding                                   45,493        148,857         38,413         10,483         10,539
===================================================================================================================================
Net asset value per accumulation unit                      $       1.34   $       1.17   $       1.14   $       1.09   $       1.14
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 USUT6          WSUT8          USUT7          WSUT1          USUT9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     53,566   $     34,543   $     69,854   $     33,605   $         20
                                                           ------------------------------------------------------------------------
    at market value                                        $     63,458   $     37,438   $     77,058   $     41,355   $         22
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    856             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              87             48            111             63             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     64,401         37,486         77,169         41,418             22
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   79             44            101             57             --
    Administrative charge                                             8              4             10              6             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                         856             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   943             48            111             63             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        63,458         37,438         77,058         41,355             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             22
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     63,458   $     37,438   $     77,058   $     41,355   $         22
===================================================================================================================================
Accumulation units outstanding                                   47,523         33,801         59,112         36,595             --
===================================================================================================================================
Net asset value per accumulation unit                      $       1.34   $       1.11   $       1.30   $       1.13   $       1.09
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WSUT9          USUT8           EEQ            EMD            ESC
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         20   $     14,401   $  1,651,468   $  6,321,243   $  2,503,655
                                                           ------------------------------------------------------------------------
    at market value                                        $         23   $     15,649   $  1,535,945   $  6,407,548   $  3,111,977
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --            218            301             86
Receivable from mutual funds and portfolios
  for share redemptions                                              --             21          1,962          8,183          4,003
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         23         15,670      1,538,125      6,416,032      3,116,066
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --             19          1,752          7,306          3,574
    Administrative charge                                            --              2            210            877            429
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --            218            301             86
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --             21          2,180          8,484          4,089
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --         15,649      1,535,793      6,402,491      3,111,977
Net assets applicable to contracts in payment period                 --             --            152          5,057             --
Net assets applicable to seed money                                  23             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         23   $     15,649   $  1,535,945   $  6,407,548   $  3,111,977
===================================================================================================================================
Accumulation units outstanding                                       --         12,027      1,312,556      3,073,912      2,149,183
===================================================================================================================================
Net asset value per accumulation unit                      $       1.10   $       1.30   $       1.17   $       2.08   $       1.45
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  EUS            EGR           UOCA1          UOCA2          WOCA7
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  5,209,445   $  6,850,257   $    120,347   $  1,257,961   $     19,207
                                                           ------------------------------------------------------------------------
    at market value                                        $  5,391,698   $  5,819,113   $    131,926   $  1,451,673   $     19,676
Dividends receivable                                              5,332             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      3            212             --          2,162             --
Receivable from mutual funds and portfolios
  for share redemptions                                           6,806          7,448             89          1,376             10
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  5,403,839      5,826,773        132,015      1,455,211         19,686
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                6,069          6,650             76          1,188              9
    Administrative charge                                           728            798             13            188              1
    Contract terminations                                             9             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                       5,335            212             --          2,162             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                12,141          7,660             89          3,538             10
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     5,372,787      5,819,113        131,926      1,451,673         19,634
Net assets applicable to contracts in payment period             18,911             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             42
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  5,391,698   $  5,819,113   $    131,926   $  1,451,673   $     19,676
===================================================================================================================================
Accumulation units outstanding                                3,605,982      4,247,336        130,012      1,433,104         18,639
===================================================================================================================================
Net asset value per accumulation unit                      $       1.49   $       1.37   $       1.01   $       1.01   $       1.05
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UOCA3          UOCA5          UOCA4          WOCA5          WOCA4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    212,563   $    369,950   $    996,144   $    185,756   $     25,282
                                                           ------------------------------------------------------------------------
    at market value                                        $    244,363   $    410,685   $  1,147,350   $    207,522   $     25,669
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --         15,000             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             220            465          1,357            250             10
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    244,583        411,150      1,163,707        207,772         25,679
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  194            411          1,206            223              9
    Administrative charge                                            26             54            151             27              1
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --         15,000             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   220            465         16,357            250             10
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       244,363        410,685      1,147,350        207,522         25,627
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             42
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    244,363   $    410,685   $  1,147,350   $    207,522   $     25,669
===================================================================================================================================
Accumulation units outstanding                                  241,798        311,862      1,137,424        166,678         24,337
===================================================================================================================================
Net asset value per accumulation unit                      $       1.01   $       1.32   $       1.01   $       1.25   $       1.05
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WOCA3          UOCA6          WOCA8          UOCA7          WOCA1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     44,898   $    227,195   $    192,779   $    175,830   $     16,374
                                                           ------------------------------------------------------------------------
    at market value                                        $     50,661   $    244,233   $    204,508   $    194,100   $     17,099
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            856             --             --            298
Receivable from mutual funds and portfolios
  for share redemptions                                              62            320            256            286             23
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     50,723        245,409        204,764        194,386         17,420
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   56            289            232            260             21
    Administrative charge                                             6             31             24             26              2
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --            856             --             --            298
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    62          1,176            256            286            321
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        50,661        244,233        204,508        194,100         17,053
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             46
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     50,661   $    244,233   $    204,508   $    194,100   $     17,099
===================================================================================================================================
Accumulation units outstanding                                   40,745        186,622        165,378        148,454         13,808
===================================================================================================================================
Net asset value per accumulation unit                      $       1.24   $       1.31   $       1.24   $       1.31   $       1.24
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UOCA9          WOCA9          UOCA8           EGS           UOGS1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      5,309   $         40   $     72,522   $    254,699   $    132,672
                                                           ------------------------------------------------------------------------
    at market value                                        $      5,321   $         46   $     76,897   $    211,210   $    167,455
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --          1,821
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --            129            270            142
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      5,321             46         77,026        211,480        169,418
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --             --            119            241            121
    Administrative charge                                            --             --             10             29             21
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --          1,821
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --             --            129            270          1,963
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         5,279             --         76,897        211,210        167,455
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  42             46             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      5,321   $         46   $     76,897   $    211,210   $    167,455
===================================================================================================================================
Accumulation units outstanding                                    5,016             --         58,921        151,077        154,242
===================================================================================================================================
Net asset value per accumulation unit                      $       1.05   $       1.23   $       1.31   $       1.40   $       1.09
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UOGS2          WOGS7          WOGS6          UOGS5          UOGS4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    673,658   $     80,672   $    710,641   $     83,428   $    550,021
                                                           ------------------------------------------------------------------------
    at market value                                        $    852,384   $     89,449   $    859,703   $     95,536   $    668,694
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  1,460             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             843             81            969            108            804
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    854,687         89,530        860,672         95,644        669,498
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  728             71            853             95            715
    Administrative charge                                           115             10            116             13             89
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                       1,460             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 2,303             81            969            108            804
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       852,384         89,449        859,703         95,536        668,694
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    852,384   $     89,449   $    859,703   $     95,536   $    668,694
===================================================================================================================================
Accumulation units outstanding                                  786,376         81,947        788,291         65,275        619,543
===================================================================================================================================
Net asset value per accumulation unit                      $       1.08   $       1.09   $       1.09   $       1.46   $       1.08
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WOGS5          WOGS4          WOGS3          UOGS6          WOGS8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    326,677   $    301,373   $    501,786   $     68,254   $     14,122
                                                           ------------------------------------------------------------------------
    at market value                                        $    377,892   $    324,577   $    552,154   $     81,800   $     17,491
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     20             --            611             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             446            285            613            113             26
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    378,358        324,862        553,378         81,913         17,517
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  398            255            552            102             24
    Administrative charge                                            48             30             61             11              2
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          20             --            611             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   466            285          1,224            113             26
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       377,892        324,577        552,154         81,800         17,491
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    377,892   $    324,577   $    552,154   $     81,800   $     17,491
===================================================================================================================================
Accumulation units outstanding                                  347,387        298,601        508,416         56,020         13,467
===================================================================================================================================
Net asset value per accumulation unit                      $       1.09   $       1.09   $       1.09   $       1.46   $       1.30
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WOGS2          WOGS1          UOGS9          WOGS9          UOGS8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    212,153   $    116,614   $         29   $     81,211   $      6,011
                                                           ------------------------------------------------------------------------
    at market value                                        $    246,626   $    146,817   $         32   $    108,280   $      6,527
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             369            226             --            179             11
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    246,995        147,043             32        108,459          6,538
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  335            206             --            164             10
    Administrative charge                                            34             20             --             15              1
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   369            226             --            179             11
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       246,626        146,817             --        108,280          6,490
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             32             --             37
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    246,626   $    146,817   $         32   $    108,280   $      6,527
===================================================================================================================================
Accumulation units outstanding                                  229,461        135,639             --         83,475          4,457
===================================================================================================================================
Net asset value per accumulation unit                      $       1.07   $       1.08   $       1.08   $       1.30   $       1.46
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  EHI           UOHI1          UOHI2          WOHI7          UOHI3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  3,633,812   $    327,282   $  1,004,482   $     82,037   $    230,310
                                                           ------------------------------------------------------------------------
    at market value                                        $  3,175,775   $    353,884   $  1,083,273   $     83,093   $    244,757
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    294             --          1,460             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                           4,035         10,992          1,032             59            255
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  3,180,104        364,876      1,085,765         83,152        245,012
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                3,603            257            891             52            224
    Administrative charge                                           432             45            141              7             31
    Contract terminations                                            --         10,690             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                         294             --          1,460             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 4,329         10,992          2,492             59            255
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     3,175,775        353,884      1,083,273         83,072        244,757
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             21             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  3,175,775   $    353,884   $  1,083,273   $     83,093   $    244,757
===================================================================================================================================
Accumulation units outstanding                                2,742,244        300,603        921,685         80,606        208,750
===================================================================================================================================
Net asset value per accumulation unit                      $       1.16   $       1.18   $       1.18   $       1.03   $       1.17
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UOHI5          UOHI4          WOHI5          WOHI4          WOHI3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    224,462   $    667,867   $    500,775   $        524   $        705
                                                           ------------------------------------------------------------------------
    at market value                                        $    236,768   $    722,158   $    541,184   $        533   $        707
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             265          1,527            666              1              1
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    237,033        723,685        541,850            534            708
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  234            772            595              1              1
    Administrative charge                                            31             97             71             --             --
    Contract terminations                                            --            658             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   265          1,527            666              1              1
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       236,768        722,158        541,184            512            686
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             21             21
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    236,768   $    722,158   $    541,184   $        533   $        707
===================================================================================================================================
Accumulation units outstanding                                  211,980        616,919        448,761            497            666
===================================================================================================================================
Net asset value per accumulation unit                      $       1.12   $       1.17   $       1.21   $       1.03   $       1.03
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UOHI6          WOHI8          UOHI7          UOHI9          UOHI8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    307,975   $     14,086   $    187,552   $         20   $     22,794
                                                           ------------------------------------------------------------------------
    at market value                                        $    330,174   $     16,073   $    201,457   $         21   $     23,701
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  1,889             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             429             23            297             --             39
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    332,492         16,096        201,754             21         23,740
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  387             21            270             --             36
    Administrative charge                                            42              2             27             --              3
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                       1,889             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 2,318             23            297             --             39
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       330,174         16,073        201,457             --         23,701
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             21             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    330,174   $     16,073   $    201,457   $         21   $     23,701
===================================================================================================================================
Accumulation units outstanding                                  274,164         14,430        167,441             --         21,328
===================================================================================================================================
Net asset value per accumulation unit                      $       1.20   $       1.11   $       1.20   $       1.03   $       1.11
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  EGC           UOSM1          UOSM2          WOSM7          UOSM3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    480,678   $    116,694   $  1,090,371   $     37,955   $    202,969
                                                           ------------------------------------------------------------------------
    at market value                                        $    409,274   $    136,834   $  1,301,932   $     38,700   $    245,117
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            260            723             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             523            108          1,206          1,537            245
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    409,797        137,202      1,303,861         40,237        245,362
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  467             92          1,042             25            216
    Administrative charge                                            56             16            164              4             29
    Contract terminations                                            --             --             --          1,508             --
Payable to mutual funds and portfolios
  for investments purchased                                          --            260            723             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   523            368          1,929          1,537            245
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       409,274        136,834      1,301,932         38,679        245,117
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             21             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    409,274   $    136,834   $  1,301,932   $     38,700   $    245,117
===================================================================================================================================
Accumulation units outstanding                                  464,580        120,604      1,149,635         37,623        216,848
===================================================================================================================================
Net asset value per accumulation unit                      $       0.88   $       1.13   $       1.13   $       1.03   $       1.13
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UOSM5          UOSM4          WOSM5          WOSM4          WOSM3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    181,716   $    796,848   $    287,505   $     71,621   $     57,221
                                                           ------------------------------------------------------------------------
    at market value                                        $    210,346   $    928,954   $    334,505   $     74,423   $     63,906
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    314            175         20,192             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             238          1,041            371          1,254            165
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    210,898        930,170        355,068         75,677         64,071
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  211            925            331             63             56
    Administrative charge                                            27            116             40              7              6
    Contract terminations                                            --             --             --          1,184            103
Payable to mutual funds and portfolios
  for investments purchased                                         314            175         20,192             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   552          1,216         20,563          1,254            165
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       210,346        928,954        334,505         74,402         63,906
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             21             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    210,346   $    928,954   $    334,505   $     74,423   $     63,906
===================================================================================================================================
Accumulation units outstanding                                  145,691        823,599        247,025         72,398         47,251
===================================================================================================================================
Net asset value per accumulation unit                      $       1.44   $       1.13   $       1.35   $       1.03   $       1.35
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UOSM6          WOSM8          UOSM7          WOSM1          UOSM9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    201,807   $     98,373   $    188,752   $     69,489   $     13,989
                                                           ------------------------------------------------------------------------
    at market value                                        $    223,948   $    109,389   $    213,044   $     85,853   $     14,256
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  6,035             --             --             13             --
Receivable from mutual funds and portfolios
  for share redemptions                                             266            140            324            118              9
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    230,249        109,529        213,368         85,984         14,265
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  240            127            294            108              8
    Administrative charge                                            26             13             30             10              1
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                       6,035             --             --             13             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 6,301            140            324            131              9
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       223,948        109,389        213,044         85,853         14,235
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             21
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    223,948   $    109,389   $    213,044   $     85,853   $     14,256
===================================================================================================================================
Accumulation units outstanding                                  155,463         81,010        148,037         63,675         13,859
===================================================================================================================================
Net asset value per accumulation unit                      $       1.44   $       1.35   $       1.44   $       1.35   $       1.03
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WOSM9          UOSM8           EST           USTB1          USTB2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         20   $     35,387   $    304,642   $  1,124,715   $  2,884,969
                                                           ------------------------------------------------------------------------
    at market value                                        $         24   $     41,903   $    330,774   $  1,196,265   $  3,060,697
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --          1,014          1,460
Receivable from mutual funds and portfolios
  for share redemptions                                              --             71            418          1,040          2,879
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         24         41,974        331,192      1,198,319      3,065,036
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --             65            373            884          2,486
    Administrative charge                                            --              6             45            156            393
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --          1,014          1,460
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --             71            418          2,054          4,339
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --         41,903        330,774      1,196,265      3,060,697
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  24             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         24   $     41,903   $    330,774   $  1,196,265   $  3,060,697
===================================================================================================================================
Accumulation units outstanding                                       --         29,170        247,267        995,443      2,550,982
===================================================================================================================================
Net asset value per accumulation unit                      $       1.35   $       1.44   $       1.34   $       1.20   $       1.20
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WSTB7          WSTB6          USTB5          USTB4          WSTB5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    300,148   $  1,177,985   $  1,276,689   $  2,732,157   $  1,744,945
                                                           ------------------------------------------------------------------------
    at market value                                        $    315,410   $  1,264,785   $  1,337,689   $  2,890,265   $  1,837,777
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --            697             --
Receivable from mutual funds and portfolios
  for share redemptions                                             307          1,379          1,474          3,355          2,163
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    315,717      1,266,164      1,339,163      2,894,317      1,839,940
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  269          1,214          1,304          2,982          1,931
    Administrative charge                                            38            165            170            373            232
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --            697             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   307          1,379          1,474          4,052          2,163
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       315,410      1,264,785      1,337,689      2,890,265      1,837,777
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    315,410   $  1,264,785   $  1,337,689   $  2,890,265   $  1,837,777
===================================================================================================================================
Accumulation units outstanding                                  264,087      1,059,824      1,245,665      2,418,858      1,543,808
===================================================================================================================================
Net asset value per accumulation unit                      $       1.19   $       1.19   $       1.07   $       1.19   $       1.19
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WSTB4          WSTB3          USTB6          WSTB8          WSTB2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    463,368   $    581,146   $  1,872,389   $    115,825   $  2,056,108
                                                           ------------------------------------------------------------------------
    at market value                                        $    493,548   $    610,547   $  1,979,623   $    120,852   $  2,156,663
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                 39,831             --             --             --         36,679
Receivable from mutual funds and portfolios
  for share redemptions                                             557            726          2,601            160          2,859
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    533,936        611,273      1,982,224        121,012      2,196,201
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  499            653          2,349            145          2,599
    Administrative charge                                            58             73            252             15            260
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                      39,831             --             --             --         36,679
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                40,388            726          2,601            160         39,538
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       493,548        610,547      1,979,623        120,852      2,156,663
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    493,548   $    610,547   $  1,979,623   $    120,852   $  2,156,663
===================================================================================================================================
Accumulation units outstanding                                  414,976        513,747      1,732,333        107,827      1,819,304
===================================================================================================================================
Net asset value per accumulation unit                      $       1.19   $       1.19   $       1.14   $       1.12   $       1.19
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WSTB1          USTB9          WSTB9          USTB8           EDI
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    148,515   $      6,604   $         10   $    143,839   $  6,012,994
                                                           ------------------------------------------------------------------------
    at market value                                        $    161,761   $      6,617   $         11   $    151,094   $  5,658,476
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --          6,608
Receivable from mutual funds and portfolios
  for share redemptions                                             242              5             --            217          7,176
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    162,003          6,622             11        151,311      5,672,260
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  221              5             --            199          6,407
    Administrative charge                                            21             --             --             18            769
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --          6,608
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   242              5             --            217         13,784
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       161,761          6,607             --        151,094      5,647,710
Net assets applicable to contracts in payment period                 --             --             --             --         10,766
Net assets applicable to seed money                                  --             10             11             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    161,761   $      6,617   $         11   $    151,094   $  5,658,476
===================================================================================================================================
Accumulation units outstanding                                  136,579          6,405             --        141,416      3,536,356
===================================================================================================================================
Net asset value per accumulation unit                      $       1.18   $       1.03   $       1.12   $       1.07   $       1.60
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  EPD            EGG            EGI           UGIN1          UGIN2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  3,167,930   $  3,135,462   $ 12,217,514   $    477,310   $  2,428,890
                                                           ------------------------------------------------------------------------
    at market value                                        $  3,137,782   $  1,814,802   $ 11,420,705   $    530,379   $  2,612,911
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --          1,678          3,607             --          3,810
Receivable from mutual funds and portfolios
  for share redemptions                                           3,982          2,343         14,580            481          2,603
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  3,141,764      1,818,823     11,438,892        530,860      2,619,324
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                3,555          2,092         13,018            409          2,248
    Administrative charge                                           427            251          1,562             72            355
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --          1,678          3,607             --          3,810
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 3,982          4,021         18,187            481          6,413
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     3,137,782      1,814,802     11,418,295        530,379      2,612,911
Net assets applicable to contracts in payment period                 --             --          2,410             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  3,137,782   $  1,814,802   $ 11,420,705   $    530,379   $  2,612,911
===================================================================================================================================
Accumulation units outstanding                                2,512,279      1,852,968      5,362,243        529,709      2,619,610
===================================================================================================================================
Net asset value per accumulation unit                      $       1.25   $       0.98   $       2.13   $       1.00   $       1.00
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 PGIN2          WGIN7          PGIN1          UGIN5          UGIN4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    350,332   $     12,233   $  1,515,364   $     51,575   $  1,563,367
                                                           ------------------------------------------------------------------------
    at market value                                        $    349,382   $     12,887   $  1,568,918   $     57,523   $  1,681,312
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             378             12          1,802             67         11,485
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    349,760         12,899      1,570,720         57,590      1,692,797
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  329             10          1,586             59          1,845
    Administrative charge                                            49              2            216              8            231
    Contract terminations                                            --             --             --             --          9,409
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   378             12          1,802             67         11,485
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       349,382         12,855      1,568,918         57,523      1,681,312
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             32             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    349,382   $     12,887   $  1,568,918   $     57,523   $  1,681,312
===================================================================================================================================
Accumulation units outstanding                                  362,541         12,004      1,634,848         44,503      1,700,822
===================================================================================================================================
Net asset value per accumulation unit                      $       0.96   $       1.07   $       0.96   $       1.29   $       0.99
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  EPG           WGIN4          WGIN3          UGIN6          WGIN8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  6,634,193   $         30   $     24,495   $     98,888   $     34,778
                                                           ------------------------------------------------------------------------
    at market value                                        $  6,101,667   $         32   $     26,803   $    111,078   $     39,003
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                           7,788             --             37            156             57
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  6,109,455             32         26,840        111,234         39,060
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                6,954             --             33            141             52
    Administrative charge                                           834             --              4             15              5
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 7,788             --             37            156             57
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     6,101,667             --         26,803        111,078         38,969
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             32             --             --             34
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  6,101,667   $         32   $     26,803   $    111,078   $     39,003
===================================================================================================================================
Accumulation units outstanding                                5,239,043             --         26,216         86,134         38,982
===================================================================================================================================
Net asset value per accumulation unit                      $       1.16   $       1.07   $       1.02   $       1.29   $       1.00
===================================================================================================================================

See accompanying notes to financial statements.

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UGIN7          WGIN1          UGIN9          WGIN9          UGIN8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     43,572   $     47,622   $         30   $         30   $         30
                                                           ------------------------------------------------------------------------
    at market value                                        $     48,259   $     52,898   $         32   $         34   $         34
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              70             81             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     48,329         52,979             32             34             34
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   64             74             --             --             --
    Administrative charge                                             6              7             --             --             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    70             81             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        48,259         52,898             --             --             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             32             34             34
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     48,259   $     52,898   $         32   $         34   $         34
===================================================================================================================================
Accumulation units outstanding                                   37,456         51,931             --             --             --
===================================================================================================================================
Net asset value per accumulation unit                      $       1.29   $       1.02   $       1.07   $       1.00   $       1.29
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UHSC1          UHSC2          WHSC7          WHSC6          UHSC5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     21,020   $    325,387   $     43,478   $     77,686   $     44,106
                                                           ------------------------------------------------------------------------
    at market value                                        $     22,447   $    350,875   $     48,639   $     83,886   $     48,112
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              19            348             51             95             57
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     22,466        351,223         48,690         83,981         48,169
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   16            301             45             84             50
    Administrative charge                                             3             47              6             11              7
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    19            348             51             95             57
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        22,447        350,875         48,639         83,886         48,112
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     22,447   $    350,875   $     48,639   $     83,886   $     48,112
===================================================================================================================================
Accumulation units outstanding                                   19,629        307,257         49,608         85,622         40,394
===================================================================================================================================
Net asset value per accumulation unit                      $       1.14   $       1.14   $       0.98   $       0.98   $       1.19
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UHSC4          WHSC5          WHSC4          WHSC3          UHSC6
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    149,047   $     77,698   $    110,540   $    132,343   $     33,413
                                                           ------------------------------------------------------------------------
    at market value                                        $    166,855   $     84,912   $    117,252   $    143,027   $     35,142
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             203            108            141            191             43
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    167,058         85,020        117,393        143,218         35,185
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  180             96            126            172             39
    Administrative charge                                            23             12             15             19              4
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   203            108            141            191             43
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       166,855         84,912        117,252        143,027         35,121
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             21
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    166,855   $     84,912   $    117,252   $    143,027   $     35,142
===================================================================================================================================
Accumulation units outstanding                                  146,595         86,911        120,101        146,617         29,554
===================================================================================================================================
Net asset value per accumulation unit                      $       1.14   $       0.98   $       0.98   $       0.98   $       1.19
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WHSC8          WHSC2          WHSC1          UHSC9          WHSC9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     30,093   $    118,009   $    165,736   $         20   $         20
                                                           ------------------------------------------------------------------------
    at market value                                        $     32,037   $    128,097   $    182,950   $         22   $         21
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              40            189            273             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     32,077        128,286        183,223             22             21
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   36            172            249             --             --
    Administrative charge                                             4             17             24             --             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    40            189            273             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        32,037        128,097        182,950             --             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             22             21
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     32,037   $    128,097   $    182,950   $         22   $         21
===================================================================================================================================
Accumulation units outstanding                                   28,251        131,638        188,166             --             --
===================================================================================================================================
Net asset value per accumulation unit                      $       1.13   $       0.97   $       0.97   $       1.08   $       1.12
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UHSC8           EHY            EPH           PINC2          PINC1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     11,800   $  3,218,837   $  1,750,383   $     32,953   $     37,227
                                                           ------------------------------------------------------------------------
    at market value                                        $     12,401   $  2,459,628   $  1,477,724   $     35,131   $     38,762
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            283              3             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              16          3,141          1,880             36             80
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     12,417      2,463,052      1,479,607         35,167         38,842
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   15          2,804          1,679             31             70
    Administrative charge                                             1            337            201              5             10
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --            283              3             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    16          3,424          1,883             36             80
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        12,380      2,456,847      1,477,724         35,131         38,762
Net assets applicable to contracts in payment period                 --          2,781             --             --             --
Net assets applicable to seed money                                  21             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     12,401   $  2,459,628   $  1,477,724   $     35,131   $     38,762
===================================================================================================================================
Accumulation units outstanding                                   10,446      1,564,331      1,245,703         28,391         31,463
===================================================================================================================================
Net asset value per accumulation unit                      $       1.19   $       1.57   $       1.19   $       1.24   $       1.23
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WINC5          WINC3          WINC8          WINC1          WINC9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     86,447   $     12,682   $     17,421   $     39,368   $         20
                                                           ------------------------------------------------------------------------
    at market value                                        $     88,874   $     12,881   $     17,650   $     39,856   $         20
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             118             17             25             56             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     88,992         12,898         17,675         39,912             20
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  105             15             23             51             --
    Administrative charge                                            13              2              2              5             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   118             17             25             56             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        88,874         12,881         17,650         39,856             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             20
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     88,874   $     12,881   $     17,650   $     39,856   $         20
===================================================================================================================================
Accumulation units outstanding                                   82,214         11,939         16,393         37,088             --
===================================================================================================================================
Net asset value per accumulation unit                      $       1.08   $       1.08   $       1.08   $       1.07   $       1.02
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UIGR1          UIGR2          PIGR2          WIGR7          PIGR1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    155,965   $  1,553,767   $    168,234   $  3,151,471   $  5,052,007
                                                           ------------------------------------------------------------------------
    at market value                                        $    180,118   $  1,837,910   $    167,303   $  2,658,634   $  4,462,542
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    781             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             148         54,981            178         10,650          5,103
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    181,047      1,892,891        167,481      2,669,284      4,467,645
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  126          1,517            155          2,551          4,491
    Administrative charge                                            22            239             23            365            612
    Contract terminations                                            --         53,225             --          7,734             --
Payable to mutual funds and portfolios
  for investments purchased                                         781             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   929         54,981            178         10,650          5,103
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       180,118      1,837,910        167,303      2,658,634      4,453,838
Net assets applicable to contracts in payment period                 --             --             --             --          8,704
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    180,118   $  1,837,910   $    167,303   $  2,658,634   $  4,462,542
===================================================================================================================================
Accumulation units outstanding                                  178,036      1,817,427        179,425      3,942,493      4,796,597
===================================================================================================================================
Net asset value per accumulation unit                      $       1.01   $       1.01   $       0.93   $       0.67   $       0.93
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UIGR5          UIGR4           EPL           WIGR4          WIGR3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    248,377   $  1,462,131   $  2,145,941   $  3,709,611   $  1,621,848
                                                           ------------------------------------------------------------------------
    at market value                                        $    292,243   $  1,735,165   $  2,083,433   $  3,170,391   $  1,845,608
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  1,549          6,796             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             303          2,053          6,234          9,082          4,272
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    294,095      1,744,014      2,089,667      3,179,473      1,849,880
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  268          1,825          2,348          3,812          2,309
    Administrative charge                                            35            228            282            440            257
    Contract terminations                                            --             --          3,604          4,830          1,706
Payable to mutual funds and portfolios
  for investments purchased                                       1,549          6,796             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,852          8,849          6,234          9,082          4,272
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       292,243      1,735,165      2,083,433      3,170,391      1,845,608
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    292,243   $  1,735,165   $  2,083,433   $  3,170,391   $  1,845,608
===================================================================================================================================
Accumulation units outstanding                                  216,444      1,722,877      2,177,021      5,252,341      3,063,688
===================================================================================================================================
Net asset value per accumulation unit                      $       1.35   $       1.01   $       0.96   $       0.60   $       0.60
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UIGR6          WIGR8          WIGR2          WIGR1          UIGR9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    238,754   $     73,480   $    662,698   $  1,123,497   $      5,857
                                                           ------------------------------------------------------------------------
    at market value                                        $    267,466   $     82,832   $    630,973   $  1,052,501   $      6,140
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  1,747             --          3,300             66             --
Receivable from mutual funds and portfolios
  for share redemptions                                             334            109            921          1,603              7
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    269,547         82,941        635,194      1,054,170          6,147
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  302             99            837          1,462              6
    Administrative charge                                            32             10             84            141              1
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                       1,747             --          3,300             66             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 2,081            109          4,221          1,669              7
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       267,466         82,832        630,973      1,052,501          6,118
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             22
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    267,466   $     82,832   $    630,973   $  1,052,501   $      6,140
===================================================================================================================================
Accumulation units outstanding                                  198,562         77,376      1,053,519      1,760,338          5,581
===================================================================================================================================
Net asset value per accumulation unit                      $       1.35   $       1.07   $       0.60   $       0.60   $       1.10
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WIGR9          UIGR8           EPI           UINO1          UINO2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         20   $     46,665   $      7,709   $    118,077   $    520,164
                                                           ------------------------------------------------------------------------
    at market value                                        $         24   $     55,603   $      7,111   $    126,297   $    557,283
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             95             12            115            559
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         24         55,698          7,123        126,412        557,842
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --             87             11             98            483
    Administrative charge                                            --              8              1             17             76
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --             95             12            115            559
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --         55,603          7,111        126,297        557,283
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  24             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         24   $     55,603   $      7,111   $    126,297   $    557,283
===================================================================================================================================
Accumulation units outstanding                                       --         41,394          7,321        209,390        927,293
===================================================================================================================================
Net asset value per accumulation unit                      $       1.06   $       1.34   $       0.97   $       0.60   $       0.60
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UINO3          UINO4           EPN            ENO           UPRE1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    164,688   $    708,145   $  1,048,983   $  8,008,729   $      3,854
                                                           ------------------------------------------------------------------------
    at market value                                        $    173,017   $    745,969   $  1,301,647   $  5,857,914   $      4,345
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --            699             --
Receivable from mutual funds and portfolios
  for share redemptions                                             211            914          1,752          7,534              4
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    173,228        746,883      1,303,399      5,866,147          4,349
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  186            812          1,486          6,727              3
    Administrative charge                                            25            102            178            807              1
    Contract terminations                                            --             --             88             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --            699             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   211            914          1,752          8,233              4
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       173,017        745,969      1,301,647      5,857,914          4,345
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    173,017   $    745,969   $  1,301,647   $  5,857,914   $      4,345
===================================================================================================================================
Accumulation units outstanding                                  289,441      1,252,454      1,787,821      3,441,689          4,335
===================================================================================================================================
Net asset value per accumulation unit                      $       0.60   $       0.60   $       0.73   $       1.70   $       1.00
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UPRE2          WPRE7          UPRE3          UPRE5          UPRE4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    130,074   $         20   $         20   $         20   $    145,790
                                                           ------------------------------------------------------------------------
    at market value                                        $    147,005   $         21   $         22   $         22   $    172,665
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  2,189             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             142             --             --             --            212
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    149,336             21             22             22        172,877
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  123             --             --             --            188
    Administrative charge                                            19             --             --             --             24
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                       2,189             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 2,331             --             --             --            212
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       147,005             --             --             --        172,665
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             21             22             22             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    147,005   $         21   $         22   $         22   $    172,665
===================================================================================================================================
Accumulation units outstanding                                  146,964             --             --             --        173,243
===================================================================================================================================
Net asset value per accumulation unit                      $       1.00   $       1.05   $       1.00   $       1.27   $       1.00
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WPRE5          WPRE4          WPRE3          UPRE6          WPRE8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      3,159   $         20   $         20   $      8,079   $         20
                                                           ------------------------------------------------------------------------
    at market value                                        $      4,131   $         21   $         21   $      8,615   $         22
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               5             --             --             11             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      4,136             21             21          8,626             22
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    4             --             --             10             --
    Administrative charge                                             1             --             --              1             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     5             --             --             11             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         4,131             --             --          8,615             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             21             21             --             22
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      4,131   $         21   $         21   $      8,615   $         22
===================================================================================================================================
Accumulation units outstanding                                    3,256             --             --          6,798             --
===================================================================================================================================
Net asset value per accumulation unit                      $       1.27   $       1.05   $       1.05   $       1.27   $       1.27
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UPRE7          UPRE9          UPRE8          UVIS1          UVIS2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         20   $         20   $         20   $    131,676   $  1,611,778
                                                           ------------------------------------------------------------------------
    at market value                                        $         22   $         21   $         22   $    127,716   $  1,426,758
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --            124          1,440
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         22             21             22        127,840      1,428,198
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --             --             --            105          1,244
    Administrative charge                                            --             --             --             19            196
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --             --             --            124          1,440
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --             --             --        127,716      1,426,758
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  22             21             22             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         22   $         21   $         22   $    127,716   $  1,426,758
===================================================================================================================================
Accumulation units outstanding                                       --             --             --        233,213      2,615,480
===================================================================================================================================
Net asset value per accumulation unit                      $       1.27   $       1.05   $       1.26   $       0.55   $       0.55
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 PVIS2          WVIS7          PVIS1          UVIS3          UVIS5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    170,617   $  2,789,216   $  3,330,445   $    508,371   $     15,021
                                                           ------------------------------------------------------------------------
    at market value                                        $    157,448   $  1,751,932   $  2,255,228   $    441,506   $     16,305
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --              4             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             165          1,923          2,597            505             19
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    157,613      1,753,859      2,257,825        442,011         16,324
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  143          1,683          2,285            444             17
    Administrative charge                                            22            240            312             61              2
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --              4             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   165          1,927          2,597            505             19
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       157,448      1,751,932      2,250,456        440,328         16,305
Net assets applicable to contracts in payment period                 --             --          4,772          1,178             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    157,448   $  1,751,932   $  2,255,228   $    441,506   $     16,305
===================================================================================================================================
Accumulation units outstanding                                  215,271      3,967,101      3,087,362        811,371         12,266
===================================================================================================================================
Net asset value per accumulation unit                      $       0.73   $       0.44   $       0.73   $       0.54   $       1.33
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UVIS4           EPT           WVIS4          WVIS3          UVIS6
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,813,190   $  1,011,196   $  3,082,962   $  2,153,317   $     11,960
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,641,821   $    784,148   $  2,072,374   $  1,445,149   $     14,015
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                           2,039          1,010          2,826          2,019             20
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,643,860        785,158      2,075,200      1,447,168         14,035
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                1,812            902          2,534          1,817             18
    Administrative charge                                           227            108            292            202              2
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 2,039          1,010          2,826          2,019             20
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,641,821        784,148      2,072,374      1,445,149         14,015
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,641,821   $    784,148   $  2,072,374   $  1,445,149   $     14,015
===================================================================================================================================
Accumulation units outstanding                                3,036,407        951,308      4,787,409      3,345,465         10,569
===================================================================================================================================
Net asset value per accumulation unit                      $       0.54   $       0.82   $       0.43   $       0.43   $       1.33
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WVIS8          WVIS2          WVIS1          UVIS9          WVIS9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         20   $    411,280   $    806,377   $         20   $         20
                                                           ------------------------------------------------------------------------
    at market value                                        $         22   $    279,278   $    544,407   $         20   $         22
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --            386            847             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         22        279,664        545,254             20             22
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --            351            772             --             --
    Administrative charge                                            --             35             75             --             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --            386            847             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --        279,278        544,407             --             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  22             --             --             20             22
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         22   $    279,278   $    544,407   $         20   $         22
===================================================================================================================================
Accumulation units outstanding                                       --        650,344      1,269,938             --             --
===================================================================================================================================
Net asset value per accumulation unit                      $       0.97   $       0.43   $       0.43   $       1.00   $       0.97
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UVIS8           EVO            EPV            EMC           SMCC2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         20   $  1,858,403   $  8,063,254   $    879,452   $    640,891
                                                           ------------------------------------------------------------------------
    at market value                                        $         22   $  1,133,834   $  4,372,730   $  1,107,721   $    786,516
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            695            515            199             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --          1,466          5,592          1,407          1,064
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         22      1,135,995      4,378,837      1,109,327        787,580
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --          1,309          4,993          1,256            958
    Administrative charge                                            --            157            599            151            106
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --            695            515            199             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --          2,161          6,107          1,606          1,064
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --      1,132,872      4,372,730      1,107,721        786,516
Net assets applicable to contracts in payment period                 --            962             --             --             --
Net assets applicable to seed money                                  22             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         22   $  1,133,834   $  4,372,730   $  1,107,721   $    786,516
===================================================================================================================================
Accumulation units outstanding                                       --        906,378      3,644,935        510,212        432,182
===================================================================================================================================
Net asset value per accumulation unit                      $       1.32   $       1.25   $       1.20   $       2.17   $       1.82
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 SMCC1           EPR           SPRM2          SPRM1          USAP1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,336,724   $  1,245,749   $    333,566   $  1,088,767   $     15,618
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,581,473   $  1,430,577   $    370,321   $  1,264,976   $     16,874
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  4,587             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                           2,332          1,826            529          1,842             14
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,588,392      1,432,403        370,850      1,266,818         16,888
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                2,113          1,630            476          1,669             12
    Administrative charge                                           219            196             53            173              2
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                       4,587             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 6,919          1,826            529          1,842             14
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,581,473      1,430,577        370,321      1,264,976         16,874
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,581,473   $  1,430,577   $    370,321   $  1,264,976   $     16,874
===================================================================================================================================
Accumulation units outstanding                                  832,588        735,320        228,151        678,376         13,981
===================================================================================================================================
Net asset value per accumulation unit                      $       1.90   $       1.95   $       1.62   $       1.86   $       1.21
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 USAP2          WSAP7          USAP3          USAP5          USAP4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     33,096   $         20   $     12,888   $    138,858   $    211,184
                                                           ------------------------------------------------------------------------
    at market value                                        $     36,377   $         21   $     13,613   $    152,334   $    228,616
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              36             --             13            177            276
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     36,413             21         13,626        152,511        228,892
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   31             --             11            157            245
    Administrative charge                                             5             --              2             20             31
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    36             --             13            177            276
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        36,377             --         13,613        152,334        228,616
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             21             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     36,377   $         21   $     13,613   $    152,334   $    228,616
===================================================================================================================================
Accumulation units outstanding                                   30,167             --         11,304        126,563        190,032
===================================================================================================================================
Net asset value per accumulation unit                      $       1.21   $       1.04   $       1.20   $       1.20   $       1.20
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WSAP5          WSAP4          WSAP3          USAP6          WSAP8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     22,476   $         20   $         20   $    105,669   $      5,056
                                                           ------------------------------------------------------------------------
    at market value                                        $     23,763   $         21   $         21   $    118,495   $      5,219
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     59             --             --             15             --
Receivable from mutual funds and portfolios
  for share redemptions                                              22             --             --            168              5
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     23,844             21             21        118,678          5,224
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   20             --             --            152              5
    Administrative charge                                             2             --             --             16             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          59             --             --             15             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    81             --             --            183              5
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        23,763             --             --        118,495          5,197
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             21             21             --             22
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     23,763   $         21   $         21   $    118,495   $      5,219
===================================================================================================================================
Accumulation units outstanding                                   19,761             --             --         98,679          4,330
===================================================================================================================================
Net asset value per accumulation unit                      $       1.20   $       1.04   $       1.04   $       1.20   $       1.20
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 USAP7          USAP9          USAP8          USGR1          USGR2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     68,621   $         20   $      7,955   $     31,259   $     42,050
                                                           ------------------------------------------------------------------------
    at market value                                        $     74,845   $         21   $      8,500   $     32,926   $     47,528
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             111             --             14             24             48
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     74,956             21          8,514         32,950         47,576
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  101             --             13             20             41
    Administrative charge                                            10             --              1              4              7
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   111             --             14             24             48
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        74,845             --          8,500         32,926         47,528
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             21             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     74,845   $         21   $      8,500   $     32,926   $     47,528
===================================================================================================================================
Accumulation units outstanding                                   62,392             --          7,098         25,606         36,997
===================================================================================================================================
Net asset value per accumulation unit                      $       1.20   $       1.04   $       1.20   $       1.29   $       1.28
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WSGR7          USGR3          USGR5          USGR4          WSGR5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         20   $      5,751   $     51,034   $      2,141   $     12,052
                                                           ------------------------------------------------------------------------
    at market value                                        $         21   $      6,361   $     57,556   $      2,316   $     12,720
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             20
Receivable from mutual funds and portfolios
  for share redemptions                                              --              6             56              3              8
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         21          6,367         57,612          2,319         12,748
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --              5             50              3              7
    Administrative charge                                            --              1              6             --              1
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             20
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --              6             56              3             28
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --          6,361         57,556          2,316         12,720
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  21             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         21   $      6,361   $     57,556   $      2,316   $     12,720
===================================================================================================================================
Accumulation units outstanding                                       --          4,958         44,795          1,807          9,929
===================================================================================================================================
Net asset value per accumulation unit                      $       1.07   $       1.28   $       1.28   $       1.28   $       1.28
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WSGR4          WSGR3          USGR6          WSGR8          USGR7
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     50,602   $         20   $     71,939   $         10   $      7,377
                                                           ------------------------------------------------------------------------
    at market value                                        $     52,849   $         21   $     84,291   $         11   $      8,241
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              44             --            114             --             12
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     52,893             21         84,405             11          8,253
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   39             --            103             --             11
    Administrative charge                                             5             --             11             --              1
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    44             --            114             --             12
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        52,828             --         84,291             --          8,241
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  21             21             --             11             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     52,849   $         21   $     84,291   $         11   $      8,241
===================================================================================================================================
Accumulation units outstanding                                   49,253             --         65,755             --          6,448
===================================================================================================================================
Net asset value per accumulation unit                      $       1.07   $       1.07   $       1.28   $       1.28   $       1.28
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 USGR9          USGR8          USIE1          USIE2          WSIE7
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         20   $         10   $      1,106   $      7,641   $         20
                                                           ------------------------------------------------------------------------
    at market value                                        $         21   $         11   $      1,277   $     10,052   $         22
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --              1             10             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         21             11          1,278         10,062             22
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --             --              1              9             --
    Administrative charge                                            --             --             --              1             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --             --              1             10             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --             --          1,277         10,052             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  21             11             --             --             22
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         21   $         11   $      1,277   $     10,052   $         22
===================================================================================================================================
Accumulation units outstanding                                       --             --            891          7,021             --
===================================================================================================================================
Net asset value per accumulation unit                      $       1.07   $       1.27   $       1.43   $       1.43   $       1.10
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 USIE3          USIE5          USIE4          WSIE5          WSIE4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         10   $         10   $         10   $         10   $         20
                                                           ------------------------------------------------------------------------
    at market value                                        $         12   $         12   $         12   $         12   $         22
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         12             12             12             12             22
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --             --             --             --             --
    Administrative charge                                            --             --             --             --             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --             --             --             --             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  12             12             12             12             22
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         12   $         12   $         12   $         12   $         22
===================================================================================================================================
Accumulation units outstanding                                       --             --             --             --             --
===================================================================================================================================
Net asset value per accumulation unit                      $       1.43   $       1.43   $       1.43   $       1.43   $       1.10
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WSIE3          USIE6          WSIE8          USIE7          USIE9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         20   $         10   $         10   $     10,294   $         20
                                                           ------------------------------------------------------------------------
    at market value                                        $         22   $         12   $         12   $     11,803   $         22
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             16             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         22             12             12         11,819             22
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --             --             --             15             --
    Administrative charge                                            --             --             --              1             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --             --             --             16             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --             --             --         11,803             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  22             12             12             --             22
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         22   $         12   $         12   $     11,803   $         22
===================================================================================================================================
Accumulation units outstanding                                       --             --             --          8,283             --
===================================================================================================================================
Net asset value per accumulation unit                      $       1.10   $       1.43   $       1.43   $       1.42   $       1.10
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 USIE8          USIG1          USIG2          WSIG7          USIG3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         10   $     13,118   $     38,181   $        301   $      5,352
                                                           ------------------------------------------------------------------------
    at market value                                        $         12   $     12,951   $     37,722   $        305   $      5,347
Dividends receivable                                                 --             41            120              1             17
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             11             37             --              6
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         12         13,003         37,879            306          5,370
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --              9             32             --              4
    Administrative charge                                            --              2              5             --              1
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             40            116             --             17
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --             51            153             --             22
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --         12,952         37,726             --          5,348
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  12             --             --            306             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         12   $     12,952   $     37,726   $        306   $      5,348
===================================================================================================================================
Accumulation units outstanding                                       --         12,763         37,136             --          5,259
===================================================================================================================================
Net asset value per accumulation unit                      $       1.42   $       1.01   $       1.02   $       1.01   $       1.02
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 USIG5          USIG4          WSIG5          WSIG4          WSIG3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     99,531   $      5,902   $     27,126   $        301   $        301
                                                           ------------------------------------------------------------------------
    at market value                                        $     98,987   $      5,898   $     26,970   $        305   $        305
Dividends receivable                                                288             19             85              1              1
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             105              7             33             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     99,380          5,924         27,088            306            306
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   93              6             29             --             --
    Administrative charge                                            12              1              4             --             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                         278             18             82             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   383             25            115             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        98,997          5,899         26,973             --             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --            306            306
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     98,997   $      5,899   $     26,973   $        306   $        306
===================================================================================================================================
Accumulation units outstanding                                   97,256          5,838         26,544             --             --
===================================================================================================================================
Net asset value per accumulation unit                      $       1.02   $       1.01   $       1.02   $       1.01   $       1.01
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 USIG6          WSIG8          USIG7          USIG9          USIG8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     79,742   $     11,868   $     16,047   $        301   $      7,069
                                                           ------------------------------------------------------------------------
    at market value                                        $     79,764   $     11,775   $     16,090   $        305   $      7,076
Dividends receivable                                                255             38             51              1             23
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             111             17             23             --             12
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     80,130         11,830         16,164            306          7,111
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  100             15             22             --             11
    Administrative charge                                            11              2              2             --              1
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                         247             37             49              1             22
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   358             54             73              1             34
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        79,772         11,776         16,091             --          6,875
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --            305            202
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     79,772   $     11,776   $     16,091   $        305   $      7,077
===================================================================================================================================
Accumulation units outstanding                                   79,470         11,631         15,904             --          6,879
===================================================================================================================================
Net asset value per accumulation unit                      $       1.00   $       1.01   $       1.01   $       1.01   $       1.00
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 USME1          USME2          WSME7          USME3          USME5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     10,948   $      2,812   $         20   $      6,361   $     36,498
                                                           ------------------------------------------------------------------------
    at market value                                        $     10,978   $      3,775   $         21   $      6,586   $     41,309
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               1              4             --              5             49
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     10,979          3,779             21          6,591         41,358
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    1              3             --              4             43
    Administrative charge                                            --              1             --              1              6
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     1              4             --              5             49
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        10,966          3,775             --          6,574         41,309
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  12             --             21             12             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     10,978   $      3,775   $         21   $      6,586   $     41,309
===================================================================================================================================
Accumulation units outstanding                                    8,338          2,872             --          5,012         31,498
===================================================================================================================================
Net asset value per accumulation unit                      $       1.32   $       1.31   $       1.04   $       1.31   $       1.31
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 USME4          WSME5          WSME4          WSME3          USME6
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      8,137   $      8,074   $         20   $         20   $     14,582
                                                           ------------------------------------------------------------------------
    at market value                                        $      8,648   $      8,806   $         21   $         21   $     16,493
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               9             10             --             --             37
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      8,657          8,816             21             21         16,530
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    8              9             --             --             22
    Administrative charge                                             1              1             --             --              2
    Contract terminations                                            --             --             --             --             13
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     9             10             --             --             37
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         8,648          8,806             --             --         16,493
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             21             21             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      8,648   $      8,806   $         21   $         21   $     16,493
===================================================================================================================================
Accumulation units outstanding                                    6,597          6,721             --             --         12,605
===================================================================================================================================
Net asset value per accumulation unit                      $       1.31   $       1.31   $       1.04   $       1.04   $       1.31
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WSME8          USME7          USME9          USME8          USSV1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         10   $      7,676   $         20   $      2,460   $     13,105
                                                           ------------------------------------------------------------------------
    at market value                                        $         12   $      8,230   $         21   $      2,663   $     13,488
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             10             --              4              3
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         12          8,240             21          2,667         13,491
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --              9             --              4              3
    Administrative charge                                            --              1             --             --             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --             10             --              4              3
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --          8,230             --          2,651         13,488
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  12             --             21             12             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         12   $      8,230   $         21   $      2,663   $     13,488
===================================================================================================================================
Accumulation units outstanding                                       --          6,294             --          2,032          9,587
===================================================================================================================================
Net asset value per accumulation unit                      $       1.31   $       1.31   $       1.04   $       1.30   $       1.41
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 USSV2          WSSV7          USSV3          USSV5          USSV4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     31,911   $      1,962   $     68,156   $     46,561   $     32,496
                                                           ------------------------------------------------------------------------
    at market value                                        $     37,830   $      1,977   $     71,315   $     57,670   $     37,060
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              38              1             52             68             45
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     37,868          1,978         71,367         57,738         37,105
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   33              1             46             60             40
    Administrative charge                                             5             --              6              8              5
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    38              1             52             68             45
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        37,830          1,956         71,291         57,670         37,060
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             21             24             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     37,830   $      1,977   $     71,315   $     57,670   $     37,060
===================================================================================================================================
Accumulation units outstanding                                   26,914          1,830         50,912         41,064         26,427
===================================================================================================================================
Net asset value per accumulation unit                      $       1.41   $       1.07   $       1.40   $       1.40   $       1.40
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WSSV5          WSSV4          WSSV3          USSV6          WSSV8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $        890   $         20   $         20   $     58,074   $      3,179
                                                           ------------------------------------------------------------------------
    at market value                                        $      1,069   $         21   $         21   $     74,779   $      3,503
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               1             --             --            149              5
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      1,070             21             21         74,928          3,508
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    1             --             --             93              5
    Administrative charge                                            --             --             --             10             --
    Contract terminations                                            --             --             --             46             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     1             --             --            149              5
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         1,069             --             --         74,779          3,479
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             21             21             --             24
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      1,069   $         21   $         21   $     74,779   $      3,503
===================================================================================================================================
Accumulation units outstanding                                      762             --             --         53,370          2,492
===================================================================================================================================
Net asset value per accumulation unit                      $       1.40   $       1.07   $       1.07   $       1.40   $       1.40
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 USSV7          USSV9          USSV8          USVI1          USVI2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     15,456   $         20   $      2,463   $     10,136   $      5,105
                                                           ------------------------------------------------------------------------
    at market value                                        $     17,505   $         21   $      2,766   $     10,154   $      6,588
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              23             --              5             --              7
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     17,528             21          2,771         10,154          6,595
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   21             --              5             --              6
    Administrative charge                                             2             --             --             --              1
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    23             --              5             --              7
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        17,505             --          2,742         10,132          6,588
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             21             24             22             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     17,505   $         21   $      2,766   $     10,154   $      6,588
===================================================================================================================================
Accumulation units outstanding                                   12,511             --          1,969          8,026          5,205
===================================================================================================================================
Net asset value per accumulation unit                      $       1.40   $       1.07   $       1.39   $       1.26   $       1.27
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WSVI7          USVI3          USVI5          USVI4          WSVI5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         20   $      8,105   $     46,210   $     91,367   $      5,960
                                                           ------------------------------------------------------------------------
    at market value                                        $         21   $      8,272   $     50,859   $     98,383   $      7,060
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --              8             57            117              9
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         21          8,280         50,916         98,500          7,069
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --              7             50            104              8
    Administrative charge                                            --              1              7             13              1
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --              8             57            117              9
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --          8,272         50,859         98,361          7,060
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  21             --             --             22             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         21   $      8,272   $     50,859   $     98,383   $      7,060
===================================================================================================================================
Accumulation units outstanding                                       --          6,545         40,256         78,169          5,568
===================================================================================================================================
Net asset value per accumulation unit                      $       1.06   $       1.26   $       1.26   $       1.26   $       1.27
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WSVI4          WSVI3          USVI6          WSVI8          USVI7
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         20   $         20   $     72,138   $      5,067   $     13,268
                                                           ------------------------------------------------------------------------
    at market value                                        $         21   $         21   $     86,274   $      5,226   $     15,707
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --            120              5             23
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         21             21         86,394          5,231         15,730
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --             --            108              5             21
    Administrative charge                                            --             --             12             --              2
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --             --            120              5             23
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --             --         86,274          5,204         15,707
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  21             21             --             22             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         21   $         21   $     86,274   $      5,226   $     15,707
===================================================================================================================================
Accumulation units outstanding                                       --             --         68,144          4,145         12,424
===================================================================================================================================
Net asset value per accumulation unit                      $       1.06   $       1.06   $       1.27   $       1.26   $       1.26
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 USVI9          USVI8           ETV           SVLU2          SVLU1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         20   $      7,206   $  1,165,466   $    626,278   $  1,741,709
                                                           ------------------------------------------------------------------------
    at market value                                        $         21   $      7,911   $  1,403,375   $    770,299   $  2,228,048
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --            209             --          1,621
Receivable from mutual funds and portfolios
  for share redemptions                                              --             13          1,770          1,021          3,274
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         21          7,924      1,405,354        771,320      2,232,943
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --             12          1,580            919          2,967
    Administrative charge                                            --              1            190            102            307
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --            209             --          1,621
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --             13          1,979          1,021          4,895
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --          7,911      1,403,375        770,299      2,228,048
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  21             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         21   $      7,911   $  1,403,375   $    770,299   $  2,228,048
===================================================================================================================================
Accumulation units outstanding                                       --          6,294        785,921        433,143      1,160,080
===================================================================================================================================
Net asset value per accumulation unit                      $       1.06   $       1.26   $       1.79   $       1.78   $       1.92
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UVCP1          UVCP2          WVCP7          UVCP3          UVCP5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     63,214   $  1,541,100   $     17,756   $    160,341   $     90,855
                                                           ------------------------------------------------------------------------
    at market value                                        $     72,305   $  1,737,497   $     18,258   $    193,094   $    104,807
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            142             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              56          1,591              9            195            119
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     72,361      1,739,230         18,267        193,289        104,926
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   48          1,374              8            172            105
    Administrative charge                                             8            217              1             23             14
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --            142             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    56          1,733              9            195            119
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        72,305      1,737,497         18,236        193,094        104,807
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             22             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     72,305   $  1,737,497   $     18,258   $    193,094   $    104,807
===================================================================================================================================
Accumulation units outstanding                                   56,894      1,369,228         16,933        152,500         80,076
===================================================================================================================================
Net asset value per accumulation unit                      $       1.27   $       1.27   $       1.08   $       1.27   $       1.31
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UVCP4          WVCP5          WVCP4          WVCP3          UVCP6
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    989,231   $    524,210   $     37,668   $     59,402   $    184,567
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,155,965   $    578,892   $     39,698   $     67,448   $    205,054
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --            131
Receivable from mutual funds and portfolios
  for share redemptions                                           1,332            656             39             77            273
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,157,297        579,548         39,737         67,525        205,458
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                1,184            586             35             69            247
    Administrative charge                                           148             70              4              8             26
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --            131
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,332            656             39             77            404
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,155,965        578,892         39,677         67,448        205,054
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             21             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,155,965   $    578,892   $     39,698   $     67,448   $    205,054
===================================================================================================================================
Accumulation units outstanding                                  914,075        457,968         36,854         53,440        157,027
===================================================================================================================================
Net asset value per accumulation unit                      $       1.26   $       1.26   $       1.08   $       1.26   $       1.31
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WVCP8          UVCP7          WVCP1          UVCP9          WVCP9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    120,133   $    290,950   $     82,405   $     10,682   $      6,377
                                                           ------------------------------------------------------------------------
    at market value                                        $    138,548   $    321,287   $     91,612   $     11,032   $      9,660
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             178            439            100              8             16
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    138,726        321,726         91,712         11,040          9,676
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  161            399             91              7             15
    Administrative charge                                            17             40              9              1              1
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   178            439            100              8             16
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       138,548        321,287         91,612         11,011          9,660
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             21             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    138,548   $    321,287   $     91,612   $     11,032   $      9,660
===================================================================================================================================
Accumulation units outstanding                                  109,920        246,270         72,778         10,232          7,685
===================================================================================================================================
Net asset value per accumulation unit                      $       1.26   $       1.30   $       1.26   $       1.08   $       1.26
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UVCP8          UVGI1          UVGI2          WVGI7          UVGI3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     29,225   $     83,420   $    791,963   $         20   $     51,185
                                                           ------------------------------------------------------------------------
    at market value                                        $     31,979   $     89,945   $    892,571   $         22   $     60,250
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              54             60            842             --             68
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     32,033         90,005        893,413             22         60,318
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   50             51            727             --             60
    Administrative charge                                             4              9            115             --              8
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    54             60            842             --             68
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        31,979         89,945        892,571             --         60,250
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             22             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     31,979   $     89,945   $    892,571   $         22   $     60,250
===================================================================================================================================
Accumulation units outstanding                                   24,557         73,892        734,314             --         49,655
===================================================================================================================================
Net asset value per accumulation unit                      $       1.30   $       1.22   $       1.22   $       1.08   $       1.21
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UVGI5          UVGI4          WVGI5          WVGI4          WVGI3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    150,123   $    293,560   $    233,054   $     21,010   $     55,133
                                                           ------------------------------------------------------------------------
    at market value                                        $    167,275   $    341,916   $    259,965   $     22,398   $     61,062
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --         10,000             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             198            404            296             24             73
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    167,473        342,320        270,261         22,422         61,135
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  175            359            264             22             66
    Administrative charge                                            23             45             32              2              7
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --         10,000             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   198            404         10,296             24             73
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       167,275        341,916        259,965         22,377         61,062
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             21             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    167,275   $    341,916   $    259,965   $     22,398   $     61,062
===================================================================================================================================
Accumulation units outstanding                                  129,434        282,265        214,722         20,714         50,500
===================================================================================================================================
Net asset value per accumulation unit                      $       1.29   $       1.21   $       1.21   $       1.08   $       1.21
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UVGI6          WVGI8          UVGI7          WVGI1          UVGI9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    138,275   $      2,685   $    154,493   $     95,188   $      4,556
                                                           ------------------------------------------------------------------------
    at market value                                        $    150,521   $      3,126   $    173,102   $     96,076   $      4,972
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    856             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             199              4            253             24              8
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    151,576          3,130        173,355         96,100          4,980
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  180              4            230             22              7
    Administrative charge                                            19             --             23              2              1
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                         856             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,055              4            253             24              8
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       150,521          3,126        173,102         96,053          4,951
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             23             21
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    150,521   $      3,126   $    173,102   $     96,076   $      4,972
===================================================================================================================================
Accumulation units outstanding                                  116,737          2,589        134,377         80,321          4,585
===================================================================================================================================
Net asset value per accumulation unit                      $       1.29   $       1.21   $       1.29   $       1.20   $       1.08
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WVGI9          UVGI8          UVRE1          UVRE2          WVRE7
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         20   $      3,193   $     21,397   $    198,957   $     11,939
                                                           ------------------------------------------------------------------------
    at market value                                        $         23   $      3,594   $     23,770   $    232,787   $     11,924
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --              5             19            229              1
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         23          3,599         23,789        233,016         11,925
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --              5             16            198              1
    Administrative charge                                            --             --              3             31             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --              5             19            229              1
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --          3,594         23,770        232,787         11,903
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  23             --             --             --             21
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         23   $      3,594   $     23,770   $    232,787   $     11,924
===================================================================================================================================
Accumulation units outstanding                                       --          2,795         18,190        178,155         11,259
===================================================================================================================================
Net asset value per accumulation unit                      $       1.19   $       1.29   $       1.31   $       1.31   $       1.06
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UVRE3          UVRE5          UVRE4          WVRE5          WVRE4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $        816   $     61,109   $    107,181   $     34,343   $      7,974
                                                           ------------------------------------------------------------------------
    at market value                                        $        932   $     63,383   $    118,038   $     36,941   $      8,068
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               1             58            132             36              4
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                        933         63,441        118,170         36,977          8,072
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    1             51            117             32              4
    Administrative charge                                            --              7             15              4             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     1             58            132             36              4
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period           909         63,360        118,038         36,941          8,047
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  23             23             --             --             21
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $        932   $     63,383   $    118,038   $     36,941   $      8,068
===================================================================================================================================
Accumulation units outstanding                                      697         44,492         90,622         28,381          7,614
===================================================================================================================================
Net asset value per accumulation unit                      $       1.30   $       1.42   $       1.30   $       1.30   $       1.06
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WVRE3          UVRE6          WVRE8          UVRE7          WVRE1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     19,606   $     38,763   $     29,291   $     71,003   $      9,245
                                                           ------------------------------------------------------------------------
    at market value                                        $     20,537   $     41,522   $     33,066   $     78,400   $      9,558
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --          1,250             --
Receivable from mutual funds and portfolios
  for share redemptions                                              25             55             47            112             15
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     20,562         41,577         33,113         79,762          9,573
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   23             50             43            102             14
    Administrative charge                                             2              5              4             10              1
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --          1,250             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    25             55             47          1,362             15
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        20,537         41,522         33,066         78,400          9,535
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             23
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     20,537   $     41,522   $     33,066   $     78,400   $      9,558
===================================================================================================================================
Accumulation units outstanding                                   15,797         29,225         25,478         55,219          7,354
===================================================================================================================================
Net asset value per accumulation unit                      $       1.30   $       1.42   $       1.30   $       1.42   $       1.30
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 UVRE9          WVRE9          UVRE8           EIC           SISM2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      1,063   $         20   $     15,094   $  1,977,424   $    383,806
                                                           ------------------------------------------------------------------------
    at market value                                        $      1,106   $         23   $     16,377   $  2,612,207   $    253,876
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --            209             --
Receivable from mutual funds and portfolios
  for share redemptions                                               2             --             28          3,323            345
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      1,108             23         16,405      2,615,739        254,221
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    2             --             26          2,967            311
    Administrative charge                                            --             --              2            356             34
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --            209             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     2             --             28          3,532            345
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         1,085             --         16,354      2,612,207        253,876
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  21             23             23             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      1,106   $         23   $     16,377   $  2,612,207   $    253,876
===================================================================================================================================
Accumulation units outstanding                                    1,027             --         11,543      2,509,146        371,443
===================================================================================================================================
Net asset value per accumulation unit                      $       1.06   $       1.29   $       1.42   $       1.04   $       0.68
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 SISM1           EUC           SUSC2          SUSC1          WAAL7
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    432,602   $    420,690   $    123,447   $    687,597   $  4,760,894
                                                           ------------------------------------------------------------------------
    at market value                                        $    445,081   $    507,727   $    140,438   $    845,501   $  4,602,350
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  1,621            209             --          1,621              6
Receivable from mutual funds and portfolios
  for share redemptions                                             641            629            181          1,249          5,011
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    447,343        508,565        140,619        848,371      4,607,367
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  581            562            163          1,132          4,385
    Administrative charge                                            60             67             18            117            626
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                       1,621            209             --          1,621              6
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 2,262            838            181          2,870          5,017
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       445,081        507,727        140,438        845,501      4,593,316
Net assets applicable to contracts in payment period                 --             --             --             --          9,034
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    445,081   $    507,727   $    140,438   $    845,501   $  4,602,350
===================================================================================================================================
Accumulation units outstanding                                  861,431        382,267        106,513        833,404      4,841,919
===================================================================================================================================
Net asset value per accumulation unit                      $       0.52   $       1.33   $       1.32   $       1.01   $       0.95
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WAAL6          WAAL5          WAAL4          WAAL3          WAAL8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  7,214,405   $  1,156,451   $  8,352,142   $  7,596,089   $     48,271
                                                           ------------------------------------------------------------------------
    at market value                                        $  7,042,542   $  1,228,400   $  8,022,145   $  7,552,859   $     53,507
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                           9,020          1,555         10,561         10,219             78
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  7,051,562      1,229,955      8,032,706      7,563,078         53,585
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                7,031          1,388          9,468          9,197             71
    Administrative charge                                           959            167          1,093          1,022              7
    Contract terminations                                         1,030             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 9,020          1,555         10,561         10,219             78
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     7,042,542      1,228,400      8,022,145      7,552,859         53,485
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             22
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  7,042,542   $  1,228,400   $  8,022,145   $  7,552,859   $     53,507
===================================================================================================================================
Accumulation units outstanding                                7,438,521      1,313,112      8,591,044      8,103,771         43,293
===================================================================================================================================
Net asset value per accumulation unit                      $       0.95   $       0.94   $       0.93   $       0.93   $       1.24
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WAAL2          WAAL1          WAAL9          WEQI7          WEQI6
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,387,701   $  2,556,009   $    184,406   $  2,169,452   $  3,636,839
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,310,831   $  2,638,016   $    205,991   $  2,088,148   $  3,605,991
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                           1,941          4,073            338          2,249          4,108
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,312,772      2,642,089        206,329      2,090,397      3,610,099
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                1,765          3,708            310          1,968          3,612
    Administrative charge                                           176            359             28            281            492
    Contract terminations                                            --              6             --             --              4
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,941          4,073            338          2,249          4,108
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,310,831      2,638,016        205,991      2,088,148      3,605,991
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,310,831   $  2,638,016   $    205,991   $  2,088,148   $  3,605,991
===================================================================================================================================
Accumulation units outstanding                                1,414,761      2,852,586        166,410      1,984,467      3,433,078
===================================================================================================================================
Net asset value per accumulation unit                      $       0.93   $       0.92   $       1.24   $       1.05   $       1.05
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WEQI5          WEQI4          WEQI3          SEQI1          WEQI2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,116,445   $  2,779,620   $  3,403,274   $    471,736   $    564,631
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,175,060   $  2,838,168   $  3,441,745   $    515,296   $    551,123
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                           1,439          3,753          4,705            751            831
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,176,499      2,841,921      3,446,450        516,047        551,954
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                1,285          3,365          4,234            681            755
    Administrative charge                                           154            388            471             70             76
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,439          3,753          4,705            751            831
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,175,060      2,838,168      3,441,745        515,296        551,123
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,175,060   $  2,838,168   $  3,441,745   $    515,296   $    551,123
===================================================================================================================================
Accumulation units outstanding                                1,128,135      2,729,956      3,316,851        495,443        534,239
===================================================================================================================================
Net asset value per accumulation unit                      $       1.04   $       1.04   $       1.04   $       1.04   $       1.03
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WEQI1          WEQI9          WEQV7          WEQV6          WEQV5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,385,046   $         20   $    611,980   $    907,149   $    142,677
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,470,902   $         22   $    591,466   $    910,809   $    145,764
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                           2,264             --            651          1,037            182
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,473,166             22        592,117        911,846        145,946
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                2,064             --            570            913            162
    Administrative charge                                           200             --             81            124             20
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 2,264             --            651          1,037            182
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,470,902             --        587,514        910,809        145,764
Net assets applicable to contracts in payment period                 --             --          3,952             --             --
Net assets applicable to seed money                                  --             22             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,470,902   $         22   $    591,466   $    910,809   $    145,764
===================================================================================================================================
Accumulation units outstanding                                1,428,789             --        624,169        969,325        156,477
===================================================================================================================================
Net asset value per accumulation unit                      $       1.03   $       1.27   $       0.94   $       0.94   $       0.93
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WEQV4          WEQV3          WEQV8          WEQV2          WEQV1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    780,620   $    804,411   $         10   $    381,295   $    429,430
                                                           ------------------------------------------------------------------------
    at market value                                        $    795,368   $    820,199   $         11   $    340,670   $    430,699
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                           1,029          1,085             --            512            665
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    796,397        821,284             11        341,182        431,364
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  923            976             --            465            606
    Administrative charge                                           106            109             --             47             59
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,029          1,085             --            512            665
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       795,368        820,199             --        340,670        430,699
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             11             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    795,368   $    820,199   $         11   $    340,670   $    430,699
===================================================================================================================================
Accumulation units outstanding                                  855,035        883,355             --        369,088        467,311
===================================================================================================================================
Net asset value per accumulation unit                      $       0.93   $       0.93   $       1.30   $       0.92   $       0.92
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WEQV9          WGRO7          WGRO6          WGRO5          WGRO4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         10   $    313,809   $    665,595   $    214,922   $    315,866
                                                           ------------------------------------------------------------------------
    at market value                                        $         11   $    302,821   $    532,675   $    176,421   $    263,061
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --            331            607            225            344
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         11        303,152        533,282        176,646        263,405
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --            290            534            201            308
    Administrative charge                                            --             41             73             24             36
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --            331            607            225            344
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --        302,821        532,675        176,421        263,061
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  11             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         11   $    302,821   $    532,675   $    176,421   $    263,061
===================================================================================================================================
Accumulation units outstanding                                       --        485,527        855,850        285,006        425,843
===================================================================================================================================
Net asset value per accumulation unit                      $       1.30   $       0.62   $       0.62   $       0.62   $       0.62
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WGRO3          WGRO8          WGRO2          WGRO1          WGRO9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    519,725   $         20   $    115,350   $    140,591   $         20
                                                           ------------------------------------------------------------------------
    at market value                                        $    482,558   $         22   $     91,012   $    140,432   $         22
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             664             --            138            209             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    483,222             22         91,150        140,641             22
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  598             --            126            191             --
    Administrative charge                                            66             --             12             18             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   664             --            138            209             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       482,558             --         91,012        140,432             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             22             --             --             22
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    482,558   $         22   $     91,012   $    140,432   $         22
===================================================================================================================================
Accumulation units outstanding                                  782,661             --        148,461        229,563             --
===================================================================================================================================
Net asset value per accumulation unit                      $       0.62   $       1.25   $       0.61   $       0.61   $       1.24
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WIEQ7          WIEQ6          WIEQ5          WIEQ4          WIEQ3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    178,675   $    541,383   $     78,335   $    352,418   $    454,721
                                                           ------------------------------------------------------------------------
    at market value                                        $    174,971   $    552,898   $     84,179   $    360,215   $    482,205
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             191            629            105            434            657
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    175,162        553,527         84,284        360,649        482,862
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  167            553             94            389            591
    Administrative charge                                            24             76             11             45             66
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   191            629            105            434            657
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       174,971        552,898         84,179        360,215        482,205
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    174,971   $    552,898   $     84,179   $    360,215   $    482,205
===================================================================================================================================
Accumulation units outstanding                                  239,388        757,428        116,316        497,146        666,672
===================================================================================================================================
Net asset value per accumulation unit                      $       0.73   $       0.73   $       0.72   $       0.72   $       0.72
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WIEQ8          WIEQ2          WIEQ1          WIEQ9          WLCG7
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         10   $     46,938   $    190,186   $         10   $  7,638,855
                                                           ------------------------------------------------------------------------
    at market value                                        $         12   $     52,196   $    218,792   $         12   $  5,804,662
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             78            332             --          6,346
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         12         52,274        219,124             12      5,811,008
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --             71            303             --          5,553
    Administrative charge                                            --              7             29             --            793
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --             78            332             --          6,346
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --         52,196        218,792             --      5,800,728
Net assets applicable to contracts in payment period                 --             --             --             --          3,934
Net assets applicable to seed money                                  12             --             --             12             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         12   $     52,196   $    218,792   $         12   $  5,804,662
===================================================================================================================================
Accumulation units outstanding                                       --         72,758        304,593             --      8,803,829
===================================================================================================================================
Net asset value per accumulation unit                      $       1.39   $       0.72   $       0.72   $       1.39   $       0.66
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WLCG6          WLCG5          WLCG4          WLCG3          WLCG8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  9,443,294   $  1,798,993   $ 10,053,585   $  8,096,297   $         10
                                                           ------------------------------------------------------------------------
    at market value                                        $  7,784,300   $  1,605,817   $  8,189,380   $  6,889,761   $         11
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --          6,072             --
Receivable from mutual funds and portfolios
  for share redemptions                                          10,441          2,001         10,821          9,336             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  7,794,741      1,607,818      8,200,201      6,905,169             11
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                7,794          1,787          9,702          8,402             --
    Administrative charge                                         1,063            214          1,119            934             --
    Contract terminations                                         1,584             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --          6,072             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                10,441          2,001         10,821         15,408             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     7,784,300      1,605,817      8,189,380      6,889,761             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             11
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  7,784,300   $  1,605,817   $  8,189,380   $  6,889,761   $         11
===================================================================================================================================
Accumulation units outstanding                               11,836,899      2,456,159     12,548,771     10,577,816             --
===================================================================================================================================
Net asset value per accumulation unit                      $       0.66   $       0.65   $       0.65   $       0.65   $       1.30
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WLCG2          WLCG1          WLCG9          WMMK7          WMMK6
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,882,588   $  2,917,000   $    143,028   $  1,549,018   $  2,948,037
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,500,228   $  2,631,700   $    164,145   $  1,545,929   $  2,944,805
Dividends receivable                                                 --             --             --            527            995
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                           2,265          4,025            270          1,687          3,309
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,502,493      2,635,725        164,415      1,548,143      2,949,109
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                2,059          3,670            247          1,476          2,912
    Administrative charge                                           206            355             23            211            397
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --            527            995
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 2,265          4,025            270          2,214          4,304
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,500,228      2,631,700        164,145      1,545,929      2,944,805
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,500,228   $  2,631,700   $    164,145   $  1,545,929   $  2,944,805
===================================================================================================================================
Accumulation units outstanding                                2,316,867      4,071,988        126,538      1,462,197      2,790,268
===================================================================================================================================
Net asset value per accumulation unit                      $       0.65   $       0.65   $       1.30   $       1.06   $       1.06
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WMMK5          WMMK4          WMMK3          WMMK8          WMMK2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    640,376   $  4,326,493   $  3,754,406   $        996   $    921,540
                                                           ------------------------------------------------------------------------
    at market value                                        $    639,928   $  4,319,039   $  3,754,981   $        996   $    920,279
Dividends receivable                                                229          1,490          1,599             --            293
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    776             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             890          5,770          6,350              1          1,285
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    641,823      4,326,299      3,762,930            997        921,857
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  795          5,173          5,715              1          1,168
    Administrative charge                                            95            597            635             --            117
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                       1,005          1,490          1,599             --            293
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,895          7,260          7,949              1          1,578
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       639,928      4,319,039      3,754,981             --        920,279
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --            996             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    639,928   $  4,319,039   $  3,754,981   $        996   $    920,279
===================================================================================================================================
Accumulation units outstanding                                  615,798      4,153,417      3,636,812             --        893,897
===================================================================================================================================
Net asset value per accumulation unit                      $       1.04   $       1.04   $       1.03   $       0.99   $       1.03
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WMMK1          WMMK9          WSCG7          WSCG6          WSCG5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,117,102   $        995   $  1,775,111   $  1,764,182   $    546,958
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,114,983   $        995   $  1,016,988   $  1,155,910   $    505,032
Dividends receivable                                                376             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --              5             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                           1,702              2          1,118          1,308            669
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,117,061            997      1,018,111      1,157,218        505,701
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                1,552              2            978          1,151            579
    Administrative charge                                           150             --            140            157             70
    Contract terminations                                            --             --             --             --             20
Payable to mutual funds and portfolios
  for investments purchased                                         376             --              5             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 2,078              2          1,123          1,308            669
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,114,983             --      1,016,988      1,155,910        505,032
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --            995             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,114,983   $        995   $  1,016,988   $  1,155,910   $    505,032
===================================================================================================================================
Accumulation units outstanding                                1,085,255             --      2,845,103      3,239,283      1,423,667
===================================================================================================================================
Net asset value per accumulation unit                      $       1.03   $       0.99   $       0.36   $       0.36   $       0.35
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WSCG4          WSCG3          WSCG8          WSCG2          WSCG1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  2,049,784   $  1,654,892   $         10   $    362,084   $    622,380
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,409,686   $  1,130,610   $         12   $    231,862   $    489,587
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            104             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                           1,861          1,465             --            351            760
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,411,547      1,132,179             12        232,213        490,347
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                1,668          1,319             --            319            693
    Administrative charge                                           193            146             --             32             67
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --            104             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,861          1,569             --            351            760
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,409,686      1,130,610             --        231,862        489,587
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             12             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,409,686   $  1,130,610   $         12   $    231,862   $    489,587
===================================================================================================================================
Accumulation units outstanding                                3,981,709      3,199,595             --        659,934      1,396,147
===================================================================================================================================
Net asset value per accumulation unit                      $       0.35   $       0.35   $       1.49   $       0.35   $       0.35
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WSCG9          WCBD7          WCBD6          WCBD5          WCBD4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         10   $  1,314,323   $  2,695,009   $    279,301   $  1,557,351
                                                           ------------------------------------------------------------------------
    at market value                                        $         12   $  1,369,251   $  2,805,640   $    287,475   $  1,629,280
Dividends receivable                                                 --          3,744          7,436            756          4,437
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --          1,535          3,167            360         24,689
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         12      1,374,530      2,816,243        288,591      1,658,406
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --          1,343          2,787            321          1,962
    Administrative charge                                            --            192            380             39            227
    Contract terminations                                            --             --             --             --         22,500
Payable to mutual funds and portfolios
  for investments purchased                                          --          3,744          7,436            756          4,437
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --          5,279         10,603          1,116         29,126
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --      1,369,251      2,805,640        287,475      1,629,280
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  12             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         12   $  1,369,251   $  2,805,640   $    287,475   $  1,629,280
===================================================================================================================================
Accumulation units outstanding                                       --      1,051,887      2,159,577        225,198      1,278,219
===================================================================================================================================
Net asset value per accumulation unit                      $       1.49   $       1.30   $       1.30   $       1.28   $       1.27
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 WCBD3          WCBD8          WCBD2          WCBD1          WCBD9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,822,369   $        101   $  1,207,720   $    764,624   $        101
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,878,916   $        101   $  1,281,341   $    791,234   $        101
Dividends receivable                                              4,937             --          3,402          2,101             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                           2,522             --          1,911          1,215             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,886,375            101      1,286,654        794,550            101
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                2,270             --          1,737          1,108             --
    Administrative charge                                           252             --            174            107             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                       4,937             --          3,402          2,101             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 7,459             --          5,313          3,316             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,878,916             --      1,281,341        791,234             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --            101             --             --            101
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,878,916   $        101   $  1,281,341   $    791,234   $        101
===================================================================================================================================
Accumulation units outstanding                                1,481,938             --      1,012,295        626,566             --
===================================================================================================================================
Net asset value per accumulation unit                      $       1.27   $       1.01   $       1.27   $       1.26   $       1.01
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003                                   PBCA2          WBCA7          PBCA1           EVB           WBCA5
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $          8   $      4,328   $      5,285   $      1,837   $        778
Variable account expenses                                             8          5,870          7,395          2,783          1,254
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --         (1,542)        (2,110)          (946)          (476)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           2,077         57,978        155,860         85,838         30,516
    Cost of investments sold                                      2,390         77,757        205,883        121,389         37,713
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (313)       (19,779)       (50,023)       (35,551)        (7,197)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       500        136,112        185,878         79,224         28,598
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      187        116,333        135,855         43,673         21,401
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        187   $    114,791   $    133,745   $     42,727   $     20,925
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       WBCA4          WBCA3          SBCA1          WBCA2          WBCA1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      4,291   $      4,992   $      5,320   $      1,212   $      1,603
Variable account expenses                                         7,016          8,515          9,732          2,276          3,048
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (2,725)        (3,523)        (4,412)        (1,064)        (1,445)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          43,258        753,259        118,317         13,326          4,199
    Cost of investments sold                                     57,331        855,439        145,670         16,353          5,391
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (14,073)      (102,180)       (27,353)        (3,027)        (1,192)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   129,671        243,820        175,444         36,722         46,291
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  115,598        141,640        148,091         33,695         45,099
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    112,873   $    138,117   $    143,679   $     32,631   $     43,654
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       WBCA9          WCAR7          WCAR6           ECR           WCAR4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $        270   $        554   $     39,993   $      1,064
Variable account expenses                                            --            517          1,110         90,099          2,457
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --           (247)          (556)       (50,106)        (1,393)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --          2,046         16,867        831,771          8,939
    Cost of investments sold                                         --          3,729         23,660      1,349,935         10,619
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --         (1,683)        (6,793)      (518,164)        (1,680)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         2         12,386         29,367      2,128,204         42,481
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        2         10,703         22,574      1,610,040         40,801
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          2   $     10,456   $     22,018   $  1,559,934   $     39,408
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WCAR3          SCAR1          WCAR2          WCAR1         WCAR9(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        786   $        549   $        329   $         --   $         --
Variable account expenses                                         1,995          1,368            800             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,209)          (819)          (471)            --             --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         499,951          3,877          5,077             --             --
    Cost of investments sold                                    537,809          6,565          6,721             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (37,858)        (2,688)        (1,644)            --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    77,984         24,823         14,624              2              2
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   40,126         22,135         12,980              2              2
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     38,917   $     21,316   $     12,509   $          2   $          2
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     UCMG1          UCMG2          PCMG2         WCMG7(2)        PCMG1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      3,769   $     14,661   $        473   $         89   $     10,249
Variable account expenses                                         7,491         31,757          1,057            230         24,841
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (3,722)       (17,096)          (584)          (141)       (14,592)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         153,917      1,665,625        102,337             30      1,365,582
    Cost of investments sold                                    153,918      1,665,641        102,338             30      1,365,590
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (1)           (16)            (1)            --             (8)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         1             16             --             --              8
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       --             --             (1)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (3,722)  $    (17,096)  $       (585)  $       (141)  $    (14,592)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UCMG5(3)        UCMG4           EMS          WCMG4(2)        SCMG2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        237   $     14,522   $     43,374   $          2   $     19,288
Variable account expenses                                           750         37,875        116,797              7         56,300
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (513)       (23,353)       (73,423)            (5)       (37,012)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          49,607      2,667,374     14,776,151              1     20,110,000
    Cost of investments sold                                     49,607      2,667,381     14,776,159              1     20,110,000
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             (7)            (8)            --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --              7              9             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       --             --              1             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (513)  $    (23,353)  $    (73,422)  $         (5)  $    (37,012)
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UCMG6(3)        SCMG1         UCMG7(3)        WCMG1         UCMG9(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        871   $     60,358   $        478   $         14   $          3
Variable account expenses                                         3,127        190,272          2,057             56             12
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (2,256)      (129,914)        (1,579)           (42)            (9)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         299,902     13,662,821        598,828         24,510              1
    Cost of investments sold                                    299,902     13,662,839        598,828         24,509              1
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --            (18)            --              1             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --             19             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       --              1             --              1             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (2,256)  $   (129,913)  $     (1,579)  $        (41)  $         (9)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WCMG9         UCMG8(3)        UBND1          UBND2          PBND2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         29   $        154   $     10,400   $     35,152   $      1,348
Variable account expenses                                            74            488          2,999         11,131            433
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (45)          (334)         7,401         24,021            915
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         130,867        110,574         38,372         69,972          2,292
    Cost of investments sold                                    130,872        110,573         38,504         70,069          2,287
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (5)             1           (132)           (97)             5
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --             --          1,261          7,543            278
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       (5)             1          1,129          7,446            283
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        (50)  $       (333)  $      8,530   $     31,467   $      1,198
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WBND7(2)        PBND1         UBND5(3)        UBND4           ESI
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        171   $     12,805   $      5,410   $     30,203   $    396,826
Variable account expenses                                            58          4,546          2,047         11,657        155,079
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     113          8,259          3,363         18,546        241,747
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             578         37,620         50,240         96,278      1,733,725
    Cost of investments sold                                        577         37,203         50,951         96,169      1,788,090
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      1            417           (711)           109        (54,365)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       164          1,339          1,132          7,610        137,197
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      165          1,756            421          7,719         82,832
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        278   $     10,015   $      3,784   $     26,265   $    324,579
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WBND4(2)        SBND2         UBND6(3)        SBND1         UBND7(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        340   $     12,318   $      4,327   $     35,085   $      5,780
Variable account expenses                                           138          5,184          1,955         15,663          2,793
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     202          7,134          2,372         19,422          2,987
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           2,219      1,099,987         44,045        944,262         46,646
    Cost of investments sold                                      2,216      1,096,022         44,248        940,190         46,970
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      3          3,965           (203)         4,072           (324)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       134         (1,257)           135         (4,215)         4,085
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      137          2,708            (68)          (143)         3,761
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        339   $      9,842   $      2,304   $     19,279   $      6,748
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WBND1         UBND9(2)        WBND9         UBND8(3)        UDEI1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      3,517   $         75   $         15   $        890   $        992
Variable account expenses                                         1,696             36              7            489            686
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   1,821             39              8            401            306
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          31,448          2,400              6         23,020         13,221
    Cost of investments sold                                     31,185          2,393              6         22,808         11,870
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    263              7             --            212          1,351
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       102             45              5            352         25,950
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      365             52              5            564         27,301
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      2,186   $         91   $         13   $        965   $     27,607
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     UDEI2          PDEI2          WDEI7          PDEI1         UDEI5(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      8,264   $        376   $      8,195   $      8,951   $      1,696
Variable account expenses                                         6,142            264          6,178          7,114          1,614
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   2,122            112          2,017          1,837             82
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          56,700            283        115,750         64,951         27,171
    Cost of investments sold                                     49,886            318        137,130         69,131         24,329
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  6,814            (35)       (21,380)        (4,180)         2,842
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   230,936          7,868        195,809        209,562         57,808
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  237,750          7,833        174,429        205,382         60,650
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    239,872   $      7,945   $    176,446   $    207,219   $     60,732
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       UDEI4           EVD           WDEI5          WDEI4          WDEI3
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      8,394   $      2,935   $      5,688   $      9,574   $      7,447
Variable account expenses                                         7,476          2,603          5,263          8,670          7,182
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     918            332            425            904            265
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          44,064         39,900         53,619        178,666        144,873
    Cost of investments sold                                     37,714         48,645         53,149        208,101        140,771
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  6,350         (8,745)           470        (29,435)         4,102
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   216,949         76,338        144,726        236,885        170,971
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  223,299         67,593        145,196        207,450        175,073
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    224,217   $     67,925   $    145,621   $    208,354   $    175,338
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UDEI6(3)        SDEI1          WDEI2          WDEI1         UDEI9(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      1,003   $      3,298   $      1,219   $      4,945   $          2
Variable account expenses                                         1,303          3,868          1,417          5,055              6
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (300)          (570)          (198)          (110)            (4)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          18,156        104,181         21,862        141,682          2,046
    Cost of investments sold                                     16,889        119,151         21,619        168,595          1,967
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  1,267        (14,970)           243        (26,913)            79
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    36,885        109,947         35,858        121,374            185
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   38,152         94,977         36,101         94,461            264
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     37,852   $     94,407   $     35,903   $     94,351   $        260
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WDEI9         UDEI8(3)        PEMK2          PEMK1          UESL1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         60   $        289   $        613   $         --
Variable account expenses                                            --             81            265            514              5
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --            (21)            24             99             (5)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --          3,818          9,520         23,860             14
    Cost of investments sold                                         --          3,315          8,510         23,746             12
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --            503          1,010            114              2
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         4          1,853          6,582         14,157            137
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        4          2,356          7,592         14,271            139
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          4   $      2,335   $      7,616   $     14,370   $        134
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     UESL2         WESL7(2)        UESL3         UESL5(3)        UESL4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                           243             --             --              7            167
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (243)            --             --             (7)          (167)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           1,642             --             --              5            139
    Cost of investments sold                                      1,531             --             --              5            132
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    111             --             --             --              7
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     5,230             --              5            121          2,572
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    5,341             --              5            121          2,579
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      5,098   $         --   $          5   $        114   $      2,412
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WESL5         WESL4(2)        WESL3         UESL6(3)        WESL8
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                           257             10            199             10             76
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (257)           (10)          (199)           (10)           (76)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          11,472             75          3,067              6             62
    Cost of investments sold                                     10,859             75          2,615              6             59
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    613             --            452             --              3
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     3,987            439          2,251            144            938
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    4,600            439          2,703            144            941
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      4,343   $        429   $      2,504   $        134   $        865
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UESL7(3)        WESL1         UESL9(2)        WESL9         UESL8(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            10             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (10)            --             --             --             --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --             --             --             --             --
    Cost of investments sold                                         --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             --             --             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        60              3             --              3              3
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       60              3             --              3              3
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         50   $          3   $         --   $          3   $          3
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     UGRO1          UGRO2         WGRF7(2)        UGRO3         UGRO5(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         35   $         58   $         --   $         --   $         13
Variable account expenses                                           173            295              7             --             86
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (138)          (237)            (7)            --            (73)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           4,365          2,369             --             --            238
    Cost of investments sold                                      3,782          2,239             --             --            230
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    583            130             --             --              8
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     3,238          5,493            208              1          1,205
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    3,821          5,623            208              1          1,213
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      3,683   $      5,386   $        201   $          1   $      1,140
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     UGRO4           EVG          WGRF4(2)        SGRO2         UGRO6(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $          8   $        334          $  --   $         62   $         11
Variable account expenses                                            78          2,168             40            405            112
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (70)        (1,834)           (40)          (343)          (101)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              41         28,777             --            623         10,325
    Cost of investments sold                                         39         44,044             --          1,184         10,148
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      2        (15,267)            --           (561)           177
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     1,662         45,985          1,020          5,421            977
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    1,664         30,718          1,020          4,860          1,154
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      1,594   $     28,884   $        980   $      4,517   $      1,053
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     SGRO1         UGRO7(3)       UGRO9(2)       UGRO8(3)        PEXI2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        435   $         --   $         --   $         --   $      7,041
Variable account expenses                                         3,242             --             --             --          1,050
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (2,807)            --             --             --          5,991
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          13,447             --             --             --         20,584
    Cost of investments sold                                     28,100             --             --             --         20,265
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (14,653)            --             --             --            319
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    53,182              1             --              1         13,041
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   38,529              1             --              1         13,360
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     35,722   $          1   $         --   $          1   $     19,351
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       WEXI7          PEXI1           EIA           WEXI4          WEXI3
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     42,164   $     91,236   $    174,653   $     30,938   $     50,859
Variable account expenses                                         6,464         14,903         32,020          5,922          9,823
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  35,700         76,333        142,633         25,016         41,036
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         419,851        295,097      1,825,457         85,936      1,211,759
    Cost of investments sold                                    423,189        307,704      1,772,741         99,023      1,241,934
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (3,338)       (12,607)        52,716        (13,087)       (30,175)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    86,043        181,055        240,253         68,891        118,293
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   82,705        168,448        292,969         55,804         88,118
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    118,405   $    244,781   $    435,602   $     80,820   $    129,154
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       SEXI1          WEXI2          WEXI1          WEXI9           EIE
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $    236,270   $     16,359   $     11,052   $          3   $     18,623
Variable account expenses                                        49,422          3,531          2,522             --         28,277
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 186,848         12,828          8,530              3         (9,654)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       3,177,557          5,071         27,032             --        253,601
    Cost of investments sold                                  2,949,343          5,555         27,622             --        496,473
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                228,214           (484)          (590)            --       (242,872)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   153,086         31,319         22,047              5        740,853
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  381,300         30,835         21,457              5        497,981
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    568,148   $     43,663   $     29,987   $          8   $    488,327
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       UMGD1          UMGD2          PMGD2          PMGD1          UMGD4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        857   $     16,235   $      2,559   $      3,323   $      6,836
Variable account expenses                                           379          7,912          1,305          1,853          3,992
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     478          8,323          1,254          1,470          2,844
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           2,667         46,842         13,372          7,527         11,247
    Cost of investments sold                                      2,969         54,683         15,096          9,281         12,261
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (302)        (7,841)        (1,724)        (1,754)        (1,014)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     6,845        125,560         20,314         25,950         53,228
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    6,543        117,719         18,590         24,196         52,214
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      7,021   $    126,042   $     19,844   $     25,666   $     55,058
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                        EMG           SMGD2          SMGD1          WMGD1          WMGD9
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $    188,024   $     10,400   $     20,292   $        211   $         --
Variable account expenses                                       117,154          6,648         14,263            144             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  70,870          3,752          6,029             67             --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         949,876        500,519        522,794            261             --
    Cost of investments sold                                  1,323,977        461,215        566,961            248             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (374,101)        39,304        (44,167)            13             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,736,938         49,595        207,589          1,830              1
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                1,362,837         88,899        163,422          1,843              1
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $  1,433,707   $     92,651   $    169,451   $      1,910   $          1
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       UNDM1          UNDM2          PNDM2          WNDM7          PNDM1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        831   $      7,056   $      1,514   $      6,489   $     18,803
Variable account expenses                                         1,213         11,031          2,574         11,614         34,904
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (382)        (3,975)        (1,060)        (5,125)       (16,101)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          33,176         94,822         49,339        181,230        501,562
    Cost of investments sold                                     32,412         95,802         56,141        255,085        695,479
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    764           (980)        (6,802)       (73,855)      (193,917)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    26,412        229,016         52,042        282,318        773,398
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   27,176        228,036         45,240        208,463        579,481
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     26,794   $    224,061   $     44,180   $    203,338   $    563,380
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UNDM5(3)        UNDM4           EGD           WNDM4          WNDM3
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        947   $      5,320   $     29,894   $      7,901   $      9,050
Variable account expenses                                         1,886         10,337         62,306         16,995         20,239
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (939)        (5,017)       (32,412)        (9,094)       (11,189)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          76,062        131,139        505,548        100,976        848,636
    Cost of investments sold                                     69,845        128,420        678,779        136,217      1,149,192
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  6,217          2,719       (173,231)       (35,241)      (300,556)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    32,750        170,132      1,134,727        288,288        586,368
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   38,967        172,851        961,496        253,047        285,812
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     38,028   $    167,834   $    929,084   $    243,953   $    274,623
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UNDM6(3)        SNDM1          WNDM2          WNDM1         UNDM9(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        586   $      7,967   $      1,727   $      2,615   $         16
Variable account expenses                                         1,266         19,153          4,187          6,524             20
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (680)       (11,186)        (2,460)        (3,909)            (4)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          21,237        414,940         65,398         30,063          2,033
    Cost of investments sold                                     20,741        515,779         92,316         33,613          1,966
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    496       (100,839)       (26,918)        (3,550)            67
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    17,412        354,363         82,338         87,575            436
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   17,908        253,524         55,420         84,025            503
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     17,228   $    242,338   $     52,960   $     80,116   $        499
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WNDM9         UNDM8(3)        USVA1          USVA2          WSVA7
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $        153   $         15   $        147   $          9
Variable account expenses                                            --            376            286          2,360            195
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --           (223)          (271)        (2,213)          (186)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --          7,616         15,365         89,225         36,035
    Cost of investments sold                                         --          7,040         15,183         82,752         33,841
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --            576            182          6,473          2,194
Distributions from capital gains                                     --             --            739          7,349            436
Net change in unrealized appreciation or
  depreciation of investments                                         2          4,777          8,758         67,980          1,702
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        2          5,353          9,679         81,802          4,332
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          2   $      5,130   $      9,408   $     79,589   $      4,146
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WSVA6         USVA5(3)        USVA4          WSVA5          WSVA4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         57   $         29   $        105   $         56   $         36
Variable account expenses                                         1,086            479          2,084          1,438            990
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,029)          (450)        (1,979)        (1,382)          (954)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          16,522          5,344         49,416          9,394         11,700
    Cost of investments sold                                     15,041          4,874         44,545          8,663         12,641
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  1,481            470          4,871            731           (941)
Distributions from capital gains                                  2,831          1,456          5,266          2,776          1,816
Net change in unrealized appreciation or
  depreciation of investments                                    26,534         14,254         48,539         36,763         22,229
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   30,846         16,180         58,676         40,270         23,104
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     29,817   $     15,730   $     56,697   $     38,888   $     22,150
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WSVA3         USVA6(3)        WSVA8          WSVA2          WSVA1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         15   $         30   $          8   $         27   $         17
Variable account expenses                                           461            541            184            505            621
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (446)          (511)          (176)          (478)          (604)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          53,557          5,638          5,013          3,278         10,221
    Cost of investments sold                                     48,229          5,218          4,931          3,058          8,852
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  5,328            420             82            220          1,369
Distributions from capital gains                                    745          1,491            361          1,317            880
Net change in unrealized appreciation or
  depreciation of investments                                     5,534         12,907          3,911         10,419         11,136
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   11,607         14,818          4,354         11,956         13,385
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     11,161   $     14,307   $      4,178   $     11,478   $     12,781
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    USVA9(2)        WSVA9         USVA8(3)        USPF1          USPF2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $          1   $         --   $          1   $      4,019   $     36,122
Variable account expenses                                             2             --             19          3,306         33,176
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (1)            --            (18)           713          2,946
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             411             --          3,899         75,057        517,955
    Cost of investments sold                                        398             --          3,703         82,824        558,765
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     13             --            196         (7,767)       (40,810)
Distributions from capital gains                                      6             --             40             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        33              4            224         87,514        776,422
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       52              4            460         79,747        735,612
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         51   $          4   $        442   $     80,460   $    738,558
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     PSPF2         WSPF7(2)        PSPF1          USPF3         USPF5(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      3,371   $        150   $      6,180   $     19,318   $      2,179
Variable account expenses                                         3,223             94          6,364         19,913          1,938
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     148             56           (184)          (595)           241
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          36,108             18         78,550        486,547         13,348
    Cost of investments sold                                     37,471             18         85,207        551,969         12,617
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (1,363)            --         (6,657)       (65,422)           731
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    69,973          4,018        130,107        450,399         47,232
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   68,610          4,018        123,450        384,977         47,963
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     68,758   $      4,074   $    123,266   $    384,382   $     48,204
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     USPF4         WSPF5(3)       WSPF4(2)       WSPF3(2)       USPF6(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     42,952   $      1,248   $         --   $         --   $      2,826
Variable account expenses                                        48,152          1,339             42             --          3,224
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (5,200)           (91)           (42)            --           (398)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         399,103          1,071             --             --          2,659
    Cost of investments sold                                    468,013          1,000             --             --          2,562
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (68,910)            71             --             --             97
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   931,907         28,101          2,158              1         64,597
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  862,997         28,172          2,158              1         64,694
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    857,797   $     28,081   $      2,116   $          1   $     64,296
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WSPF8(3)       USPF7(3)       USPF9(2)      USPF8(3)        UFIF1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        150   $        166   $         --   $        122   $     19,232
Variable account expenses                                           186            213             --            152          8,357
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (36)           (47)            --            (30)        10,875
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             548         59,903             --            105        379,715
    Cost of investments sold                                        525         58,542             --            102        379,590
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     23          1,361             --              3            125
Distributions from capital gains                                     --             --             --             --          4,871
Net change in unrealized appreciation or
  depreciation of investments                                     3,465          2,679              1          2,355        (11,725)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    3,488          4,040              1          2,358         (6,729)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      3,452   $      3,993   $          1   $      2,328   $      4,146
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     UFIF2          WFDI7          UFIF3          WFDI6         UFIF5(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $    142,201   $     33,560   $     76,995   $     72,498   $      6,559
Variable account expenses                                        67,719         17,293         42,271         39,195          3,758
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  74,482         16,267         34,724         33,303          2,801
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       1,670,330        800,235      3,677,856        758,723        116,605
    Cost of investments sold                                  1,658,431        789,708      3,674,978        755,832        116,515
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 11,899         10,527          2,878          2,891             90
Distributions from capital gains                                 28,657          6,163         10,461         14,381          3,767
Net change in unrealized appreciation or
  depreciation of investments                                   (92,313)       (26,404)       (49,078)       (43,270)        (4,158)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (51,757)        (9,714)       (35,739)       (25,998)          (301)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     22,725   $      6,553   $     (1,015)  $      7,305   $      2,500
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       UFIF4           EVF           WFDI5          WFDI4          WFDI3
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $    185,111   $     14,512   $     16,569   $     70,105   $     71,362
Variable account expenses                                       108,593          8,801         10,176         44,033         46,309
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  76,518          5,711          6,393         26,072         25,053
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       1,970,875        458,657         89,183        870,738      1,979,209
    Cost of investments sold                                  1,957,502        456,356         89,335        859,961      1,962,343
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 13,373          2,301           (152)        10,777         16,866
Distributions from capital gains                                 42,968          2,825          6,417         14,127         14,725
Net change in unrealized appreciation or
  depreciation of investments                                  (119,332)       (11,176)       (11,393)       (49,433)       (55,071)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (62,991)        (6,050)        (5,128)       (24,529)       (23,480)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     13,527   $       (339)  $      1,265   $      1,543   $      1,573
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UFIF6(3)        SFDI1          WFDI2          WFDI1         UFIF9(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      9,291   $     18,978   $     37,539   $     23,357   $         31
Variable account expenses                                         6,385         13,290         26,893         17,129             22
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   2,906          5,688         10,646          6,228              9
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         203,984        492,391        175,454        208,661             --
    Cost of investments sold                                    205,369        492,152        174,065        206,183             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (1,385)           239          1,389          2,478             --
Distributions from capital gains                                  4,551          4,123          9,800          5,574              5
Net change in unrealized appreciation or
  depreciation of investments                                    (6,799)       (11,431)       (24,163)       (14,975)            69
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (3,633)        (7,069)       (12,974)        (6,923)            74
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (727)  $     (1,381)  $     (2,328)  $       (695)  $         83
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WFDI9           UFIF8(3)       USCA1          USCA2         PSCA2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        429   $      1,646   $         --   $         --   $         --
Variable account expenses                                           346          1,317            135          2,959            356
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      83            329           (135)        (2,959)          (356)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             551         26,638            139          3,629          6,234
    Cost of investments sold                                        557         26,636            130          3,299          5,386
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (6)             2              9            330            848
Distributions from capital gains                                    188          1,053             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (444)        (1,057)         5,387        106,216         11,507
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (262)            (2)         5,396        106,546         12,355
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (179)  $        327   $      5,261   $    103,587   $     11,999
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       WSCA7          PSCA1          USCA4           EVS           WSCA5
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                         3,077          5,015          2,360          1,358          2,002
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (3,077)        (5,015)        (2,360)        (1,358)        (2,002)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         127,597        103,153         33,632          7,241         24,794
    Cost of investments sold                                    128,835        102,156         28,365          6,750         25,200
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (1,238)           997          5,267            491           (406)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   101,778        159,711         64,106         40,155         58,119
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  100,540        160,708         69,373         40,646         57,713
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     97,463   $    155,693   $     67,013   $     39,288   $     55,711
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       WSCA4          WSCA3          SSCA1          WSCA2          WSCA1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                         7,679          5,924          5,850            509          2,160
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (7,679)        (5,924)        (5,850)          (509)        (2,160)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         160,920        698,301         55,992          1,768         22,909
    Cost of investments sold                                    174,461        670,311         59,098          1,841         22,380
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (13,541)        27,990         (3,106)           (73)           529
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   226,438        143,507        162,829         12,336         51,936
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  212,897        171,497        159,723         12,263         52,465
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    205,218   $    165,573   $    153,873   $     11,754   $     50,305
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WSCA9           EAG           UABA1          UABA2         WABA7(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            --         60,393          3,267         17,968             61
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --        (60,393)        (3,267)       (17,968)           (61)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --        537,701         17,500         28,949            711
    Cost of investments sold                                         --      1,132,817         15,471         25,526            710
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --       (595,116)         2,029          3,423              1
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         4      1,684,605        103,243        545,541          3,189
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        4      1,089,489        105,272        548,964          3,190
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          4   $  1,029,096   $    102,005   $    530,996   $      3,129
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     UABA3         UABA5(3)        UABA4          WABA5         WABA4(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                         3,355          1,787         15,777          3,205            108
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (3,355)        (1,787)       (15,777)        (3,205)          (108)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          34,786         27,492         43,670         20,697          3,708
    Cost of investments sold                                     32,395         25,604         39,008         19,901          3,559
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  2,391          1,888          4,662            796            149
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    89,320         50,005        397,850         81,436          6,412
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   91,711         51,893        402,512         82,232          6,561
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     88,356   $     50,106   $    386,735   $     79,027   $      6,453
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WABA3         UABA6(3)        WABA8         UABA7(3)        WABA1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                           842          2,299            292          2,289          2,742
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (842)        (2,299)          (292)        (2,289)        (2,742)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          11,414         17,183          6,049         26,261         21,081
    Cost of investments sold                                     10,135         15,709          5,489         25,031         17,644
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  1,279          1,474            560          1,230          3,437
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    16,668         56,758          7,699         50,840         50,458
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   17,947         58,232          8,259         52,070         53,895
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     17,105   $     55,933   $      7,967   $     49,781   $     51,153
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UABA9(2)        WABA9         UABA8(3)        UCAP1          UCAP2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                             6             --            189          2,549         14,458
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (6)            --           (189)        (2,549)       (14,458)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           4,674             --          3,999         81,908        165,967
    Cost of investments sold                                      4,575             --          3,628        116,850        221,599
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     99             --            371        (34,942)       (55,632)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       175              3          3,810         96,697        391,954
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      274              3          4,181         61,755        336,322
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        268   $          3   $      3,992   $     59,206   $    321,864
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       PCAP2          WCAP7          PCAP1          UCAP4           ECA
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                         1,118         13,135         28,193         34,670         32,658
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,118)       (13,135)       (28,193)       (34,670)       (32,658)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           1,262        163,332        257,914        388,798        726,039
    Cost of investments sold                                      1,564        287,738        382,383        489,636      1,115,238
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (302)      (124,406)      (124,469)      (100,838)      (389,199)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    25,496        404,952        708,137        762,662        970,902
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   25,194        280,546        583,668        661,824        581,703
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     24,076   $    267,411   $    555,475   $    627,154   $    549,045
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       WCAP4          WCAP3          SCAP1          WCAP2          WCAP1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                        26,192         30,021         44,794          3,665          4,313
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (26,192)       (30,021)       (44,794)        (3,665)        (4,313)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         199,957        615,819      1,334,563         30,208         55,132
    Cost of investments sold                                    334,351        900,666      1,761,503         47,524         78,604
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (134,394)      (284,847)      (426,940)       (17,316)       (23,472)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   599,746        805,309      1,130,082         74,015         90,874
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  465,352        520,462        703,142         56,699         67,402
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    439,160   $    490,441   $    658,348   $     53,034   $     63,089
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WCAP9(1)        UAAC1          UAAC2         WAAC7(2)        UAAC3
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            --             56            585             --             17
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --            (56)          (585)            --            (17)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --            870          3,842             --             17
    Cost of investments sold                                         --            811          3,442             --             16
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             59            400             --              1
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         2          1,450         13,948              1            373
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        2          1,509         14,348              1            374
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          2   $      1,453   $     13,763   $          1   $        357
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UAAC5(3)        UAAC4          WAAC5         WAAC4(2)        WAAC3
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            72            530            306              8            134
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (72)          (530)          (306)            (8)          (134)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             478          6,901         16,060              8            155
    Cost of investments sold                                        468          5,963         14,723              8            145
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     10            938          1,337             --             10
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     1,774          9,975          5,524            368          2,320
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    1,784         10,913          6,861            368          2,330
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      1,712   $     10,383   $      6,555   $        360   $      2,196
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   UAAC6(3)        WAAC8         UAAC7(3)        WAAC1         UAAC9(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                           178            123            163            690             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (178)          (123)          (163)          (690)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           2,578            656            163            626             --
    Cost of investments sold                                      2,283            594            153            587             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    295             62             10             39             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     3,389          2,298          2,571         12,390              1
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    3,684          2,360          2,581         12,429              1
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      3,506   $      2,237   $      2,418   $     11,739   $          1
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WAAC9         UAAC8(3)         ECD           SCDV2          SCDV1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            --             --          9,149          2,378         18,718
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --             --         (9,149)        (2,378)       (18,718)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --             --         99,835         39,234        114,487
    Cost of investments sold                                         --             --        129,035         42,163        132,577
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             --        (29,200)        (2,929)       (18,090)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         2              2        225,740         49,934        373,230
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        2              2        196,540         47,005        355,140
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          2   $          2   $    187,391   $     44,627   $    336,422
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     UAAD1          UAAD2         WAAD7(2)        UAAD3         UAAD5(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                           386          1,261             --            601            537
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (386)        (1,261)            --           (601)          (537)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           6,053          3,222             --         27,127         19,288
    Cost of investments sold                                      6,054          2,984             --         22,731         17,898
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (1)           238             --          4,396          1,390
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    12,105         38,007              1         11,558         12,878
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   12,104         38,245              1         15,954         14,268
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     11,718   $     36,984   $          1   $     15,353   $     13,731
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     UAAD4          WAAD5         WAAD4(2)        WAAD3         UAAD6(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                         1,432            455             --             12            125
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,432)          (455)            --            (12)          (125)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           4,351          2,548             --             12            126
    Cost of investments sold                                      3,734          2,383             --             11            103
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    617            165             --              1             23
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    35,423         10,361              1            300          3,273
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   36,040         10,526              1            301          3,296
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     34,608   $     10,071   $          1   $        289   $      3,171
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WAAD8         UAAD7(3)        WAAD1         UAAD9(2)        WAAD9
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            52            102             35              3             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (52)          (102)           (35)            (3)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              51            103             35              3             --
    Cost of investments sold                                         47             97             34              3             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      4              6              1             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     1,153          2,672          1,123             47              3
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    1,157          2,678          1,124             47              3
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      1,105   $      2,576   $      1,089   $         44   $          3
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UAAD8(3)         EGN           UDDT1          UDDT2          UDDT3
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $     50,398   $         --   $         --   $         --
Variable account expenses                                            18         71,519            464          3,429          1,076
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (18)       (21,121)          (464)        (3,429)        (1,076)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              18        822,472          6,675         29,251         18,390
    Cost of investments sold                                         16      1,208,502         10,188         43,074         31,797
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      2       (386,030)        (3,513)       (13,823)       (13,407)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       346      1,447,126         17,770        110,972         37,396
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      348      1,061,096         14,257         97,149         23,989
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        330   $  1,039,975   $     13,793   $     93,720   $     22,913
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       UDDT4           EIN           UVAL1          UVAL2          PVAL2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $     13,507   $        834   $      7,098   $        771
Variable account expenses                                         9,446         34,501          2,930         25,675          2,911
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (9,446)       (20,994)        (2,096)       (18,577)        (2,140)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         233,520        316,617        105,882        187,321         38,750
    Cost of investments sold                                    291,775        507,454        160,688        256,920         51,013
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (58,255)      (190,837)       (54,806)       (69,599)       (12,263)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   273,098        818,355        113,637        583,597         67,289
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  214,843        627,518         58,831        513,998         55,026
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    205,397   $    606,524   $     56,735   $    495,421   $     52,886
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       WVAL7          PVAL1          UVAL4           EVA           WVAL4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     10,886   $     17,250   $     10,563   $     27,061   $     13,818
Variable account expenses                                        42,577         70,681         47,670        127,683         65,898
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (31,691)       (53,431)       (37,107)      (100,622)       (52,080)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         555,142      1,051,862        625,106      1,211,878        395,832
    Cost of investments sold                                    894,067      1,651,466        847,846      2,006,878        600,423
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (338,925)      (599,604)      (222,740)      (795,000)      (204,591)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,116,679      1,827,865        990,872      2,803,478      1,214,871
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  777,754      1,228,261        768,132      2,008,478      1,010,280
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    746,063   $  1,174,830   $    731,025   $  1,907,856   $    958,200
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WVAL3          SVAL1          WVAL2          WVAL1         WVAL9(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     10,726   $      8,908   $      1,567   $      2,370   $         --
Variable account expenses                                        54,199         47,275          8,724         12,892             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (43,473)       (38,367)        (7,157)       (10,522)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         741,217        435,696         89,820         39,712             --
    Cost of investments sold                                  1,209,870        688,018        153,009         58,895             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (468,653)      (252,322)       (63,189)       (19,183)            --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,244,805        903,480        177,591        190,757              2
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  776,152        651,158        114,402        171,574              2
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    732,679   $    612,791   $    107,245   $    161,052   $          2
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     UAVA1          UAVA2         WAVA7(2)        UAVA3         UAVA5(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         44   $        150   $         --   $         13   $          5
Variable account expenses                                           167            446             --             32             20
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (123)          (296)            --            (19)           (15)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             648         11,782             --             33             20
    Cost of investments sold                                        559         11,087             --             31             18
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     89            695             --              2              2
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     4,749          9,200              1            625            429
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    4,838          9,895              1            627            431
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      4,715   $      9,599   $          1   $        608   $        416
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     UAVA4          WAVA5         WAVA4(2)        WAVA3         UAVA6(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         43   $         52   $         --   $          4   $         --
Variable account expenses                                           113            182             --             26             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (70)          (130)            --            (22)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           1,561            182             --             34             --
    Cost of investments sold                                      1,456            167             --             40             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    105             15             --             (6)            --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     1,925          3,269              1            380              2
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    2,030          3,284              1            374              2
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      1,960   $      3,154   $          1   $        352   $          2
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WAVA8         UAVA7(3)        WAVA1         UAVA9(2)        WAVA9
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $          7   $         --   $         --   $         --
Variable account expenses                                            --              4             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --              3             --             --             --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --              4             --             --             --
    Cost of investments sold                                         --              4             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             --             --             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         2            101              2              1              2
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        2            101              2              1              2
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          2   $        104   $          2   $          1   $          2
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UAVA8(3)        UGIP1          UGIP2         WGIP7(2)        UGIP3
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $      8,335   $     60,807   $         --   $     21,023
Variable account expenses                                            --         11,040         80,540              7         34,879
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --         (2,705)       (19,733)            (7)       (13,856)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --        243,751        622,094              7      1,081,676
    Cost of investments sold                                         --        280,724        701,031              7      1,361,587
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --        (36,973)       (78,937)            --       (279,911)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         2        339,135      2,088,446            359        970,815
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        2        302,162      2,009,509            359        690,904
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          2   $    299,457   $  1,989,776   $        352   $    677,048
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UGIP5(3)        UGIP4          WGIP5         WGIP4(2)        WGIP3
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         22   $     76,612   $        271   $         --   $         76
Variable account expenses                                           553        124,843            993             29            256
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (531)       (48,231)          (722)           (29)          (180)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          20,226        970,199            891             30          2,853
    Cost of investments sold                                     19,887      1,129,525            838             28          2,647
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    339       (159,326)            53              2            206
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    12,697      2,667,229         23,899          1,395          4,827
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   13,036      2,507,903         23,952          1,397          5,033
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     12,505   $  2,459,672   $     23,230   $      1,368   $      4,853
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UGIP6(3)        WGIP8         UGIP7(3)        WGIP1         UGIP9(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      1,058   $        153   $        907   $        368   $         --
Variable account expenses                                         2,072            231          2,049            705             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,014)           (78)        (1,142)          (337)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          28,712          1,945         11,396          4,172             --
    Cost of investments sold                                     26,952          1,875         11,190          3,825             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  1,760             70            206            347             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    39,200          4,651         32,965         12,287              2
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   40,960          4,721         33,171         12,634              2
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     39,946   $      4,643   $     32,029   $     12,297   $          2
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WGIP9         UGIP8(3)        UPRG1          UPRG2         WPRG7(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $          2   $         --   $         --   $         --
Variable account expenses                                            --            254          4,395         25,395             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --           (252)        (4,395)       (25,395)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --         10,153        132,205        227,042             --
    Cost of investments sold                                         --         10,183        176,988        320,264             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --            (30)       (44,783)       (93,222)            --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         4          4,857        130,687        571,368              1
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        4          4,827         85,904        478,146              1
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          4   $      4,575   $     81,509   $    452,751   $          1
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     UPRG3         UPRG5(3)        UPRG4           EPP          WPRG4(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                         9,554            115         48,756         17,509              2
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (9,554)          (115)       (48,756)       (17,509)            (2)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         332,947          7,360        551,510        496,334              2
    Cost of investments sold                                    507,308          7,575        756,210        766,332              2
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (174,361)          (215)      (204,700)      (269,998)            --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   314,024          1,366        951,866        523,145             33
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  139,663          1,151        747,166        253,147             33
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    130,109   $      1,036   $    698,410   $    235,638   $         31
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     SPGR2         UPRG6(3)        SPGR1         UPRG7(3)        WPRG1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                         7,415          1,204         39,308            787            105
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (7,415)        (1,204)       (39,308)          (787)          (105)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         120,081            938        274,046          3,535            226
    Cost of investments sold                                    189,774            903        445,716          3,593            206
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (69,693)            35       (171,670)           (58)            20
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   169,966         16,907        678,216          9,736          1,459
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  100,273         16,942        506,546          9,678          1,479
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     92,858   $     15,738   $    467,238   $      8,891   $      1,374
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UPRG9(2)        WPRG9         UPRG8(3)        UTEC1          UTEC2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            --             --             47          1,672          8,237
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --             --            (47)        (1,672)        (8,237)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --             --         20,729          8,179         67,784
    Cost of investments sold                                         --             --         20,246         11,551        104,623
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             --            483         (3,372)       (36,839)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         1              2            316         61,035        286,083
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        1              2            799         57,663        249,244
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          1   $          2   $        752   $     55,991   $    241,007
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WTEC7(2)        UTEC3         UTEC5(3)        UTEC4           ETC
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                             1          2,262            861         12,647         10,593
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (1)        (2,262)          (861)       (12,647)       (10,593)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                               1        127,072          4,898        194,654        173,195
    Cost of investments sold                                          1        229,086          4,651        314,126        439,691
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --       (102,014)           247       (119,472)      (266,496)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        52        160,074         22,858        449,227        532,215
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       52         58,060         23,105        329,755        265,719
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         51   $     55,798   $     22,244   $    317,108   $    255,126
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WTEC4(2)        STEC2         UTEC6(3)        STEC1         UTEC7(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                             7          6,662          1,595         20,086            576
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (7)        (6,662)        (1,595)       (20,086)          (576)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                               7        201,646          3,296        287,715         85,509
    Cost of investments sold                                          7        316,179          2,920        504,452         79,031
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --       (114,533)           376       (216,737)         6,478
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       106        278,601         42,029        654,919          5,981
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      106        164,068         42,405        438,182         12,459
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         99   $    157,406   $     40,810   $    418,096   $     11,883
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WTEC1         UTEC9(2)        WTEC9         UTEC8(3)        UAGR1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $        290
Variable account expenses                                           129             --             --             41            224
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (129)            --             --            (41)            66
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             129             --             --             41         14,080
    Cost of investments sold                                        110             --             --             39         13,661
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     19             --             --              2            419
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     2,986             --              3            557          3,694
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    3,005             --              3            559          4,113
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      2,876   $         --   $          3   $        518   $      4,179
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     UAGR2         WAGR7(2)        UAGR3         UAGR5(3)        UAGR4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      4,426   $         --   $         89   $        358   $      2,539
Variable account expenses                                         1,766             --            121            331          1,895
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   2,660             --            (32)            27            644
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          26,938             --            427         64,543          3,576
    Cost of investments sold                                     24,806             --            402         63,439          3,428
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  2,132             --             25          1,104            148
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    26,919              1          1,523          4,480         22,131
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   29,051              1          1,548          5,584         22,279
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     31,711   $          1   $      1,516   $      5,611   $     22,923
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WAGR5(3)       WAGR4(2)       WAGR3(2)       UAGR6(3)       WAGR8(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $      1,306   $         --
Variable account expenses                                            39             --             --            716             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (39)            --             --            590             --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              39             --             --          2,781             --
    Cost of investments sold                                         38             --             --          2,585             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      1             --             --            196             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       577              1              1          8,386              1
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      578              1              1          8,582              1
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        539   $          1   $          1   $      9,172   $          1
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UAGR7(3)       UAGR9(2)       UAGR8(3)         EHG           SUGH2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $     53,763   $     39,123
Variable account expenses                                             3             --             --         26,493         19,387
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (3)            --             --         27,270         19,736
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          10,125             --             --        611,725        509,788
    Cost of investments sold                                     10,001             --             --        586,769        493,464
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    124             --             --         24,956         16,324
Distributions from capital gains                                     --             --             --         14,951         10,879
Net change in unrealized appreciation or
  depreciation of investments                                         2              1              1        (27,969)       (23,142)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      126              1              1         11,938          4,061
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        123   $          1   $          1   $     39,208   $     23,797
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       SUGH1           EIG            EVL            EAS           SCAS2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     39,364   $     24,081   $     19,691   $         --   $         --
Variable account expenses                                        22,620         25,550         24,854          8,533          4,664
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  16,744         (1,469)        (5,163)        (8,533)        (4,664)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         951,305        271,978        312,388        207,845        207,299
    Cost of investments sold                                    921,486        357,638        304,871        217,160        213,865
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 29,819        (85,660)         7,517         (9,315)        (6,566)
Distributions from capital gains                                 10,947             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (29,298)       531,273        423,892        163,933         79,995
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   11,468        445,613        431,409        154,618         73,429
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     28,212   $    444,144   $    426,246   $    146,085   $     68,765
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       SCAS1          PCHY2          PCHY1           EEG           SEGR2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $      8,159   $     31,244   $         --   $         --
Variable account expenses                                        13,970          1,450          6,043            774            127
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (13,970)         6,709         25,201           (774)          (127)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         286,200         22,728         77,398         20,452            503
    Cost of investments sold                                    305,055         22,835         77,924         29,518            541
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (18,855)          (107)          (526)        (9,066)           (38)
Distributions from capital gains                                     --            203            856             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   239,866          6,344         22,329         25,411          2,341
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  221,011          6,440         22,659         16,345          2,303
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    207,041   $     13,149   $     47,860   $     15,571   $      2,176
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       SEGR1          WSRG7          WSRG6           ESR           WSRG4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $        463   $        449   $        316   $        677
Variable account expenses                                         3,353          5,053          4,586          3,802          8,265
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (3,353)        (4,590)        (4,137)        (3,486)        (7,588)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          63,899         45,227         46,597         19,039        101,192
    Cost of investments sold                                     80,194         79,666         76,509         32,922        179,933
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (16,295)       (34,439)       (29,912)       (13,883)       (78,741)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    86,042        130,666        113,935         77,023        207,010
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   69,747         96,227         84,023         63,140        128,269
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     66,394   $     91,637   $     79,886   $     59,654   $    120,681
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WSRG3         WSRG8(1)        WSRG2          WSRG1         WSRG9(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        295   $         --   $         72   $         80   $         --
Variable account expenses                                         3,595             --          1,099          1,074             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (3,300)            --         (1,027)          (994)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         114,571             --         23,326          1,214             --
    Cost of investments sold                                    162,259             --         38,631          1,489             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (47,688)            --        (15,305)          (275)            --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   101,716              3         29,246         16,551              3
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   54,028              3         13,941         16,276              3
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     50,728   $          3   $     12,914   $     15,282   $          3
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                      EDS            ECO           UECB1          UECB2         WECB7(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      3,629   $         26   $     31,907   $    116,825   $      1,593
Variable account expenses                                         6,171            303          5,343         20,883             53
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (2,542)          (277)        26,564         95,942          1,540
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          58,540          4,163         17,465        185,367          3,811
    Cost of investments sold                                     93,846          4,033         17,506        184,257          3,862
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (35,306)           130            (41)         1,110            (51)
Distributions from capital gains                                     --             --            735          2,818             --
Net change in unrealized appreciation or
  depreciation of investments                                   122,451          7,718        (16,424)       (55,612)        (1,209)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   87,145          7,848        (15,730)       (51,684)        (1,260)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     84,603   $      7,571   $     10,834   $     44,258   $        280
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     UECB3         UECB5(3)        UECB4          WECB5         WECB4(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     37,769   $     33,468   $    112,719   $     54,290   $      3,244
Variable account expenses                                         7,642          5,608         22,826          9,534            152
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  30,127         27,860         89,893         44,756          3,092
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         178,953         25,190        184,643        121,390         15,244
    Cost of investments sold                                    177,242         25,013        182,582        121,257         15,238
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  1,711            177          2,061            133              6
Distributions from capital gains                                  1,008            136          2,393            739             --
Net change in unrealized appreciation or
  depreciation of investments                                   (20,605)       (19,347)       (56,537)       (35,997)        (2,947)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (17,886)       (19,034)       (52,083)       (35,125)        (2,941)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     12,241   $      8,826   $     37,810   $      9,631   $        151
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WECB3         UECB6(3)        WECB8         UECB7(3)        WECB1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      9,341   $     21,775   $     10,889   $     29,137   $     11,034
Variable account expenses                                         2,347          3,182          1,676          4,480          2,724
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   6,994         18,593          9,213         24,657          8,310
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         147,253         67,075         12,650         86,500         30,658
    Cost of investments sold                                    145,554         68,263         12,594         86,784         30,299
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  1,699         (1,188)            56           (284)           359
Distributions from capital gains                                    247             40             21             54            231
Net change in unrealized appreciation or
  depreciation of investments                                    (5,487)       (15,998)        (7,625)       (18,550)        (6,035)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (3,541)       (17,146)        (7,548)       (18,780)        (5,445)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      3,453   $      1,447   $      1,665   $      5,877   $      2,865
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UECB9(2)        WECB9         UECB8(3)        UEFF1          UEFF2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      1,250   $         11   $      6,701   $        680   $      5,981
Variable account expenses                                            62            400          1,185            214          2,122
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   1,188           (389)         5,516            466          3,859
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           2,454        240,608         19,342          3,375          5,141
    Cost of investments sold                                      2,529        238,899         19,508          3,178          4,934
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (75)         1,709           (166)           197            207
Distributions from capital gains                                     --             --             37             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (1,027)          (135)        (4,601)         2,611         24,294
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (1,102)         1,574         (4,730)         2,808         24,501
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         86   $      1,185   $        786   $      3,274   $     28,360
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WEFF7(2)        UEFF3         UEFF5(3)        UEFF4          WEFF5
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        172   $      2,020   $      1,236   $      2,875   $      1,679
Variable account expenses                                             9            622            330            969            218
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     163          1,398            906          1,906          1,461
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                               9            379          1,475          1,441            389
    Cost of investments sold                                          9            364          1,411          1,405            380
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             15             64             36              9
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        53          6,615          3,432          6,858          1,952
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       53          6,630          3,496          6,894          1,961
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        216   $      8,028   $      4,402   $      8,800   $      3,422
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WEFF4(2)        WEFF3         UEFF6(3)        WEFF8         UEFF7(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        188   $      1,097   $      1,738   $        153   $      5,245
Variable account expenses                                            14            399            265             56            730
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     174            698          1,473             97          4,515
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              14            281            609             56          1,822
    Cost of investments sold                                         14            275            588             53          1,792
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --              6             21              3             30
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       138          3,073          2,452            507          5,770
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      138          3,079          2,473            510          5,800
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        312   $      3,777   $      3,946   $        607   $     10,315
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WEFF1         UEFF9(2)        WEFF9         UEFF8(3)       UEVF1(4)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        519   $        148   $         --   $        448   $         --
Variable account expenses                                           309             14             --            170             30
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     210            134             --            278            (30)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             310             14             --            169            712
    Cost of investments sold                                        295             14             --            162            684
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     15             --             --              7             28
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     2,419            163              1          1,305          1,723
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    2,434            163              1          1,312          1,751
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      2,644   $        297   $          1   $      1,590   $      1,721
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UEVF2(4)       UEVF3(4)       UEVF4(4)        UEFD1          UEFD2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                           294            158            290             97          1,144
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (294)          (158)          (290)           (97)        (1,144)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             490            291            321         25,773         77,304
    Cost of investments sold                                        472            280            308         25,462         77,309
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     18             11             13            311             (5)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    18,695          8,792         15,008          5,356         61,527
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   18,713          8,803         15,021          5,667         61,522
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     18,419   $      8,645   $     14,731   $      5,570   $     60,378
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WEFD7(2)        UEFD3         UEFD5(3)        UEFD4          WEFD5
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            38            192            197          1,148            430
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (38)          (192)          (197)        (1,148)          (430)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           1,135         10,382            854         84,070          9,653
    Cost of investments sold                                      1,104         10,137            852         83,211          9,220
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     31            245              2            859            433
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     2,362          8,890          8,180         48,132         17,870
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    2,393          9,135          8,182         48,991         18,303
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      2,355   $      8,943   $      7,985   $     47,843   $     17,873
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WEFD4(2)        WEFD3         UEFD6(3)        WEFD8         UEFD7(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            90             92            289             88            273
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (90)           (92)          (289)           (88)          (273)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           5,685          1,499         16,913             89          1,835
    Cost of investments sold                                      5,477          1,446         17,024             85          1,787
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    208             53           (111)             4             48
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     4,019          3,680         10,986          3,385          9,892
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    4,227          3,733         10,875          3,389          9,940
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      4,137   $      3,641   $     10,586   $      3,301   $      9,667
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WEFD1         UEFD9(2)        WEFD9         UEFD8(3)        UEGI1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $          1   $        450
Variable account expenses                                           248             12             --             51            709
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (248)           (12)            --            (50)          (259)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          25,863             13             --          6,997         13,166
    Cost of investments sold                                     25,234             12             --          6,875         15,448
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    629              1             --            122         (2,282)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     8,001            458              3          1,345         20,277
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    8,630            459              3          1,467         17,995
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      8,382   $        447   $          3   $      1,417   $     17,736
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       UEGI2          UEGI3          UEGI4          UEGW1          UEGW2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      1,534   $      1,199   $      1,851   $        831   $      8,474
Variable account expenses                                         2,285          2,228          4,072            181          2,175
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (751)        (1,029)        (2,221)           650          6,299
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          85,061          3,192        121,393         12,918         70,482
    Cost of investments sold                                     96,514          3,277        121,578         12,746         69,569
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (11,453)           (85)          (185)           172            913
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    63,304         48,746         78,078          8,769         93,945
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   51,851         48,661         77,893          8,941         94,858
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     51,100   $     47,632   $     75,672   $      9,591   $    101,157
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WEGW7(2)        UEGW3         UEGW5(3)        UEGW4          WEGW5
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        166   $      1,007   $      1,170   $      5,606   $      2,342
Variable account expenses                                            27            219            265          1,336            773
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     139            788            905          4,270          1,569
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --          5,120          5,263         67,799          8,733
    Cost of investments sold                                         --          5,097          5,091         67,259          8,183
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             23            172            540            550
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     1,585         10,008         11,515         55,277         27,843
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    1,585         10,031         11,687         55,817         28,393
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      1,724   $     10,819   $     12,592   $     60,087   $     29,962
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WEGW4(2)        WEGW3         UEGW6(3)        WEGW8         UEGW7(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        384   $        527   $      1,472   $        578   $      1,537
Variable account expenses                                           106            197            436            459            639
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     278            330          1,036            119            898
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          61,512            754         14,260         17,074        123,880
    Cost of investments sold                                     60,621            727         14,204         15,997        122,091
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    891             27             56          1,077          1,789
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     4,157          5,907         14,903          8,686         17,084
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    5,048          5,934         14,959          9,763         18,873
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      5,326   $      6,264   $     15,995   $      9,882   $     19,771
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WEGW1         UEGW9(2)        WEGW9         UEGW8(3)        UEGR1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      1,121   $         30   $          2   $        227   $         --
Variable account expenses                                           582              7             --             96            236
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     539             23              2            131           (236)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          19,160              7             --          7,303          5,361
    Cost of investments sold                                     18,285              7             --          7,119          4,849
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    875             --             --            184            512
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    13,833            235             16          2,325          6,983
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   14,708            235             16          2,509          7,495
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     15,247   $        258   $         18   $      2,640   $      7,259
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     UEGR2         WEGR7(2)        UEGR3         UEGR5(3)        UEGR4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                         5,575             25            669            628          2,741
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (5,575)           (25)          (669)          (628)        (2,741)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          53,224            548          7,941          9,803          8,892
    Cost of investments sold                                     52,169            553          7,195          8,827          7,711
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  1,055             (5)           746            976          1,181
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   166,887            248         16,278         16,553         65,411
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  167,942            243         17,024         17,529         66,592
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    162,367   $        218   $     16,355   $     16,901   $     63,851
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WEGR5         WEGR4(2)        WEGR3         UEGR6(3)        WEGR8
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                           912             44            185            826            111
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (912)           (44)          (185)          (826)          (111)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          19,073          1,899        561,179          6,630            344
    Cost of investments sold                                     17,206          1,862        563,361          6,360            305
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  1,867             37         (2,182)           270             39
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    20,169          1,345          3,328         12,008          2,293
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   22,036          1,382          1,146         12,278          2,332
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     21,124   $      1,338   $        961   $     11,452   $      2,221
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UEGR7(3)        WEGR1         UEGR9(2)        WEGR9         UEGR8(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                           599            950              2              2            176
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (599)          (950)            (2)            (2)          (176)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         114,584         11,559            820             25          2,093
    Cost of investments sold                                    106,808          9,144            802             23          1,838
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  7,776          2,415             18              2            255
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     4,793         17,116             27             47          2,971
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   12,569         19,531             45             49          3,226
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     11,970   $     18,581   $         43   $         47   $      3,050
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     UEHI1          UEHI2         WEHI7(2)        UEHI3         UEHI5(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     33,043   $    207,003   $      1,090   $     35,070   $     30,422
Variable account expenses                                         2,031         10,169             18          2,914          1,734
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  31,012        196,834          1,072         32,156         28,688
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           3,394         50,777             --         92,653         40,967
    Cost of investments sold                                      3,179         48,305             --         85,566         40,547
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    215          2,472             --          7,087            420
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       210        (52,719)          (815)        (2,398)       (10,442)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      425        (50,247)          (815)         4,689        (10,022)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     31,437   $    146,587   $        257   $     36,845   $     18,666
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     UEHI4          WEHI5         WEHI4(2)        WEHI3         UEHI6(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $    162,074   $     90,013   $     13,000   $     10,091   $     98,477
Variable account expenses                                        11,918          5,928            146            813          6,648
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 150,156         84,085         12,854          9,278         91,829
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          47,930         48,601            135         45,088        162,438
    Cost of investments sold                                     44,833         47,118            141         43,539        154,403
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  3,097          1,483             (6)         1,549          8,035
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (20,149)       (23,037)       (11,051)        (2,820)       (32,074)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (17,052)       (21,554)       (11,057)        (1,271)       (24,039)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    133,104   $     62,531   $      1,797   $      8,007   $     67,790
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WEHI8         UEHI7(3)        WEHI1         UEHI9(2)        WEHI9
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     15,257   $     43,017   $     21,831   $        270   $      4,133
Variable account expenses                                           919          2,326          1,775             10          1,004
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  14,338         40,691         20,056            260          3,129
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           9,353         62,085         17,546          1,617        119,278
    Cost of investments sold                                      8,977         60,940         16,999          1,642        118,202
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    376          1,145            547            (25)         1,076
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (5,939)       (20,554)        (4,635)          (136)         1,990
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (5,563)       (19,409)        (4,088)          (161)         3,066
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      8,775   $     21,282   $     15,968   $         99   $      6,195
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UEHI8(3)       UEIN1(4)       UEIN2(4)       UEIN3(4)       UEIN4(4)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     11,808   $        528   $      4,338   $      2,644   $      5,019
Variable account expenses                                           749             36            327            225            460
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  11,059            492          4,011          2,419          4,559
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          12,261            163          2,968            816          9,945
    Cost of investments sold                                     12,032            163          2,878            788          9,919
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    229             --             90             28             26
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (4,681)         2,208         18,444         11,049         20,928
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (4,452)         2,208         18,534         11,077         20,954
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      6,607   $      2,700   $     22,545   $     13,496   $     25,513
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     UEIG1          UEIG2         WEIG7(2)        UEIG3         UEIG5(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      2,295   $     20,000   $        736   $      2,848   $      2,859
Variable account expenses                                           883          7,740             97          1,316          1,259
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   1,412         12,260            639          1,532          1,600
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          34,461        103,178          8,941         81,149         38,507
    Cost of investments sold                                     31,661         95,406          8,740         75,387         35,788
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  2,800          7,772            201          5,762          2,719
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    28,652        247,368          4,948         31,165         36,675
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   31,452        255,140          5,149         36,927         39,394
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     32,864   $    267,400   $      5,788   $     38,459   $     40,994
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     UEIG4          WEIG5         WEIG4(2)        WEIG3         UEIG6(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     15,307   $      4,436   $      1,347   $      1,144   $      2,545
Variable account expenses                                         7,111          1,925            217            985          1,006
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   8,196          2,511          1,130            159          1,539
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          59,795         25,407          7,793      2,707,381         28,205
    Cost of investments sold                                     56,339         24,480          7,551      2,675,939         26,713
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  3,456            927            242         31,442          1,492
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   194,177         54,046          9,785          8,664         25,253
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  197,633         54,973         10,027         40,106         26,745
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    205,829   $     57,484   $     11,157   $     40,265   $     28,284
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WEIG8         UEIG7(3)        WEIG1         UEIG9(2)        WEIG9
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      1,118   $      2,419   $      3,315   $         49   $         --
Variable account expenses                                           269          1,025          2,553              9             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     849          1,394            762             40             --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           2,935         18,771         45,311          2,452             --
    Cost of investments sold                                      2,849         17,560         40,735          2,387             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     86          1,211          4,576             65             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     8,027         24,206         46,474            281              4
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    8,113         25,417         51,050            346              4
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      8,962   $     26,811   $     51,812   $        386   $          4
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UEIG8(3)        UEOM1          UEOM2          UEOM3          UEOM4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        353   $         --   $         --   $         --   $         --
Variable account expenses                                           216          2,309         14,386          7,507         28,048
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     137         (2,309)       (14,386)        (7,507)       (28,048)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           6,638         28,959         88,307        102,352        361,581
    Cost of investments sold                                      6,024         36,138        113,286        128,008        400,851
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    614         (7,179)       (24,979)       (25,656)       (39,270)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     4,161         82,863        462,816        223,602        736,200
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    4,775         75,684        437,837        197,946        696,930
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      4,912   $     73,375   $    423,451   $    190,439   $    668,882
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     UEOE1          UEOE2         WEOE7(2)        UEOE3         UEOE5(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                         1,708         13,114             54          2,861          1,552
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,708)       (13,114)           (54)        (2,861)        (1,552)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          15,772         33,749          7,084         31,577         30,488
    Cost of investments sold                                     13,437         29,132          6,981         27,984         27,872
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  2,335          4,617            103          3,593          2,616
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    56,151        405,377          1,016         71,113         40,714
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   58,486        409,994          1,119         74,706         43,330
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     56,778   $    396,880   $      1,065   $     71,845   $     41,778
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     UEOE4          WEOE5         WEOE4(2)        WEOE3         UEOE6(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                        10,912          2,669            174            961          4,096
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (10,912)        (2,669)          (174)          (961)        (4,096)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          31,513         25,663         17,584         28,568        156,126
    Cost of investments sold                                     27,395         24,053         17,407         26,970        135,971
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  4,118          1,610            177          1,598         20,155
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   271,070         62,298          3,942         19,203         77,673
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  275,188         63,908          4,119         20,801         97,828
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    264,276   $     61,239   $      3,945   $     19,840   $     93,732
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WEOE8         UEOE7(3)        WEOE1         UEOE9(2)        WEOE9
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                           299          1,175          2,299             48              5
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (299)        (1,175)        (2,299)           (48)            (5)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           1,460         32,611         23,968          2,095             48
    Cost of investments sold                                      1,347         30,049         19,844          2,003             45
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    113          2,562          4,124             92              3
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     5,665         20,937         43,055          1,008             96
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    5,778         23,499         47,179          1,100             99
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      5,479   $     22,324   $     44,880   $      1,052   $         94
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UEOE8(3)        UESE1          UESE2         WESE7(2)        UESE3
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                           155             --          2,118              3            185
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (155)            --         (2,118)            (3)          (185)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           9,112              1          6,153              3          2,314
    Cost of investments sold                                      8,414              1          5,343              3          1,906
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    698             --            810             --            408
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     2,638             18         69,800           (201)         6,453
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    3,336             18         70,610           (201)         6,861
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      3,181   $         18   $     68,492   $       (204)  $      6,676
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UESE5(3)        UESE4          WESE5         WESE4(2)        WESE3
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            55          1,152            333             11            346
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (55)        (1,152)          (333)           (11)          (346)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              55          1,152          2,171             47         10,646
    Cost of investments sold                                         44            960          1,917             47         10,258
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     11            192            254             --            388
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     1,884         37,926          8,397            610          7,386
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    1,895         38,118          8,651            610          7,774
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      1,840   $     36,966   $      8,318   $        599   $      7,428
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UESE6(3)        WESE8         UESE7(3)        WESE1         UESE9(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                           100             19             20            318              7
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (100)           (19)           (20)          (318)            (7)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             100             19             20            321              7
    Cost of investments sold                                         91             18             20            265              7
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      9              1             --             56             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     2,508            252            328          8,385            248
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    2,517            253            328          8,441            248
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      2,417   $        234   $        308   $      8,123   $        241
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WESE9         UESE8(3)        UESC1          UESC2          UESC3
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $        540   $      2,993   $      1,230
Variable account expenses                                            --             78          4,215         27,748         12,411
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --            (78)        (3,675)       (24,755)       (11,181)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --             78        141,957        306,852         79,436
    Cost of investments sold                                         --             76        158,686        346,393         79,922
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --              2        (16,729)       (39,541)          (486)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         2            554        127,004        728,492        277,221
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        2            556        110,275        688,951        276,735
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          2   $        478   $    106,600   $    664,196   $    265,554
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     UESC4          UESM1          UESM2         WESM7(2)        UESM3
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      3,201   $         --   $         --   $         --   $         --
Variable account expenses                                        39,039          2,140         12,609             23          4,319
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (35,838)        (2,140)       (12,609)           (23)        (4,319)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         611,817         16,424         66,934            572         77,728
    Cost of investments sold                                    656,148         14,799         70,386            558         70,847
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (44,331)         1,625         (3,452)            14          6,881
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   818,636         70,717        378,941            946         91,254
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  774,305         72,342        375,489            960         98,135
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    738,467   $     70,202   $    362,880   $        937   $     93,816
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UESM5(3)        UESM4          WESM5         WESM4(2)        WESM3
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                         1,569         11,472          2,474            339            667
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,569)       (11,472)        (2,474)          (339)          (667)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          45,470         55,384         88,609        353,046         20,485
    Cost of investments sold                                     40,662         50,498         80,863        342,142         19,054
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  4,808          4,886          7,746         10,904          1,431
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    48,072        274,560         62,286          5,118         12,073
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   52,880        279,446         70,032         16,022         13,504
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     51,311   $    267,974   $     67,558   $     15,683   $     12,837
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UESM6(3)        WESM8         UESM7(3)        WESM1         UESM9(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                         1,796            242          1,760          1,507             65
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,796)          (242)        (1,760)        (1,507)           (65)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          18,222          4,140         12,677          6,627            887
    Cost of investments sold                                     17,094          4,272         11,916          5,677            844
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  1,128           (132)           761            950             43
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    43,583          5,358         43,950         29,449          1,992
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   44,711          5,226         44,711         30,399          2,035
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     42,915   $      4,984   $     42,951   $     28,892   $      1,970
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WESM9         UESM8(3)        UESI1          UESI2          UESI3
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $     34,502   $    195,663   $     50,419
Variable account expenses                                             2            558          2,387         19,708          6,404
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (2)          (558)        32,115        175,955         44,015
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              24          7,308         26,140        408,014        405,540
    Cost of investments sold                                         23          6,410         23,944        373,751        374,300
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      1            898          2,196         34,263         31,240
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        47         12,022           (199)        30,867         (9,417)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       48         12,920          1,997         65,130         21,823
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         46   $     12,362   $     34,112   $    241,085   $     65,838
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     UESI4          UEST1          UEST2         WEST7(2)        UEST3
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $    229,799   $     23,656   $    120,949   $        730   $     22,158
Variable account expenses                                        31,384          1,688          6,690             13          1,665
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 198,415         21,968        114,259            717         20,493
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         617,093         11,612         93,992             --          6,843
    Cost of investments sold                                    558,428         11,228         91,268             --          6,388
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 58,665            384          2,724             --            455
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    59,153           (443)       (31,733)          (501)        (2,417)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  117,818            (59)       (29,009)          (501)        (1,962)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    316,233   $     21,909   $     85,250   $        216   $     18,531
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UEST5(3)        UEST4          WEST5         WEST4(2)        WEST3
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     46,992   $    147,864   $     98,098   $      3,616   $      5,207
Variable account expenses                                         2,317         12,920          4,292             66            443
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  44,675        134,944         93,806          3,550          4,764
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          67,468        219,734        440,299         12,332         92,482
    Cost of investments sold                                     68,972        215,486        441,012         12,051         91,417
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (1,504)         4,248           (713)           281          1,065
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (13,567)        (6,006)       (49,043)        (2,911)        (1,660)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (15,071)        (1,758)       (49,756)        (2,630)          (595)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     29,604   $    133,186   $     44,050   $        920   $      4,169
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UEST6(3)        WEST8         UEST7(3)        WEST1         UEST9(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     45,321   $      8,107   $     46,856   $      1,413   $      3,202
Variable account expenses                                         1,988            726          2,873             66             70
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  43,333          7,381         43,983          1,347          3,132
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          12,422          1,105         78,924             81             70
    Cost of investments sold                                     12,338          1,067         78,709             77             73
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     84             38            215              4             (3)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (23,232)        (1,795)       (21,950)          (848)        (2,269)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (23,148)        (1,757)       (21,735)          (844)        (2,272)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     20,185   $      5,624   $     22,248   $        503   $        860
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WEST9         UEST8(3)        PBAL2          PBAL1          WFBA5
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $          2   $      5,800   $      1,654   $     12,549   $        156
Variable account expenses                                            --            485            705          5,964            108
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                       2          5,315            949          6,585             48
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --         10,554          3,804         17,187            109
    Cost of investments sold                                         --         10,486          3,957         17,990            103
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             68           (153)          (803)             6
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        (1)        (2,331)         8,343         64,890          1,130
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       (1)        (2,263)         8,190         64,087          1,136
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          1   $      3,052   $      9,139   $     70,672   $      1,184
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       WFBA3          WFBA8          WFBA1          WFBA9          UCOF1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         68   $         --   $         --   $      1,845
Variable account expenses                                           278            154            214             --          6,459
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (278)           (86)          (214)            --         (4,614)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             278            170            351             --        116,067
    Cost of investments sold                                        272            165            331             --        119,320
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      6              5             20             --         (3,253)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     2,781          1,094          2,838              1        169,402
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    2,787          1,099          2,858              1        166,149
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      2,509   $      1,013   $      2,644   $          1   $    161,535
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       UCOF2          UCOF3          UCOF4          UFCO1          UFCO2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     13,797   $      4,404   $     15,883   $        678   $      2,516
Variable account expenses                                        46,722         16,303         62,799          5,978         29,474
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (32,925)       (11,899)       (46,916)        (5,300)       (26,958)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         288,388         72,469        699,037         40,147         88,578
    Cost of investments sold                                    300,112         76,833        742,268         36,830         90,772
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (11,724)        (4,364)       (43,231)         3,317         (2,194)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,096,316        331,585      1,219,764        172,243        799,087
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                1,084,592        327,221      1,176,533        175,560        796,893
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $  1,051,667   $    315,322   $  1,129,617   $    170,260   $    769,935
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WFCO7(2)        UFCO3         UFCO5(3)        UFCO4          WFCO5
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $        481   $         --   $      1,451   $         29
Variable account expenses                                           220          4,644          5,718         25,725          6,476
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (220)        (4,163)        (5,718)       (24,274)        (6,447)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          25,209        112,744         84,561        165,320         27,219
    Cost of investments sold                                     24,581        105,346         81,228        152,550         25,407
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    628          7,398          3,333         12,770          1,812
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     8,580        105,864        140,917        560,768        148,409
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    9,208        113,262        144,250        573,538        150,221
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      8,988   $    109,099   $    138,532   $    549,264   $    143,774
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WFCO4(2)        WFCO3         UFCO6(3)        WFCO8         UFCO7(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $          7   $         --   $         --   $         --
Variable account expenses                                           221            215          7,141          1,141         12,307
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (221)          (208)        (7,141)        (1,141)       (12,307)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             221          8,252        167,313         34,861        130,826
    Cost of investments sold                                        214          7,631        152,464         32,862        122,096
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      7            621         14,849          1,999          8,730
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     7,250          4,595        133,546         22,639        231,171
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    7,257          5,216        148,395         24,638        239,901
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      7,036   $      5,008   $    141,254   $     23,497   $    227,594
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WFCO1         UFCO9(2)        WFCO9         UFCO8(3)        WDYC7
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         10   $         --   $         --   $         --   $         --
Variable account expenses                                           642             24             --            680          1,127
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (632)           (24)            --           (680)        (1,127)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           1,454          3,070             --         14,594          2,492
    Cost of investments sold                                      1,398          3,013             --         14,406          2,318
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     56             57             --            188            174
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    12,494            907              4         12,279         20,342
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   12,550            964              4         12,467         20,516
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     11,918   $        940   $          4   $     11,787   $     19,389
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WDYC6          WDYC5          WDYC4          WDYC3         WDYC8(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                         4,891            236          4,014          1,797             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (4,891)          (236)        (4,014)        (1,797)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         107,401            252         23,963          3,541             --
    Cost of investments sold                                    104,832            249         25,062          3,458             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  2,569              3         (1,099)            83             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    85,184          5,676         66,066         27,589              1
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   87,753          5,679         64,967         27,672              1
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     82,862   $      5,443   $     60,953   $     25,875   $          1
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WDYC2          WDYC1         WDYC9(1)        PGRI2          PGRI1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $      1,267   $      3,829
Variable account expenses                                           137            135             --          1,360          4,428
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (137)          (135)            --            (93)          (599)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           9,496            136             --          1,777         22,056
    Cost of investments sold                                      8,892            127             --          1,861         23,812
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    604              9             --            (84)        (1,756)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       926          2,075              1         23,906         72,685
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    1,530          2,084              1         23,822         70,929
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      1,393   $      1,949   $          1   $     23,729   $     70,330
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                        EFG           SGRI2          SGRI1          WFFG5          WFFG3
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     15,294   $      7,341   $     27,903   $         --   $         --
Variable account expenses                                        20,688         12,215         46,248              1            232
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (5,394)        (4,874)       (18,345)            (1)          (232)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         386,557        374,740        682,754              1        576,432
    Cost of investments sold                                    452,218        397,178        724,040              1        576,749
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (65,661)       (22,438)       (41,286)            --           (317)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   357,671        193,661        621,740             21          1,199
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  292,010        171,223        580,454             21            882
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    286,616   $    166,349   $    562,109   $         20   $        650
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       WFFG8          WFFG1          WFFG9          PGRO2          PGRO1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         26   $         --   $        202   $        255
Variable account expenses                                            --            640             --          1,342          1,686
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --           (614)            --         (1,140)        (1,431)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --            973             --          1,550         18,086
    Cost of investments sold                                         --            945             --          2,189         29,220
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             28             --           (639)       (11,134)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         1          9,290              1         34,051         49,183
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        1          9,318              1         33,412         38,049
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          1   $      8,704   $          1   $     32,272   $     36,618
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     UFGR1          UFGR2         WFGR7(2)        UFGR3         UFGR5(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         18   $        122   $         --   $         33   $         --
Variable account expenses                                           606          4,059              7            838            355
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (588)        (3,937)            (7)          (805)          (355)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           6,765         38,873              7         12,674         11,319
    Cost of investments sold                                      5,999         39,562              7         10,674          9,828
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    766           (689)            --          2,000          1,491
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    17,098        108,854            163         18,920          7,977
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   17,864        108,165            163         20,920          9,468
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     17,276   $    104,228   $        156   $     20,115   $      9,113
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     UFGR4          WFGR5         WFGR4(2)        WFGR3         UFGR6(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        106   $         13   $         --   $         39   $         --
Variable account expenses                                         2,978            944             50            621            591
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (2,872)          (931)           (50)          (582)          (591)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          13,533          5,129             48        227,300          1,285
    Cost of investments sold                                     12,147          4,639             47        215,870          1,177
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  1,386            490              1         11,430            108
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    65,242         20,840          1,215          5,959         10,831
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   66,628         21,330          1,216         17,389         10,939
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     63,756   $     20,399   $      1,166   $     16,807   $     10,348
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WFGR8         UFGR7(3)        WFGR1         UFGR9(2)        WFGR9
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                           213          1,188            397              3             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (213)        (1,188)          (397)            (3)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             204          1,257          1,009          3,294             --
    Cost of investments sold                                        188          1,166            955          3,225             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     16             91             54             69             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     3,678         20,501          7,584             64              4
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    3,694         20,592          7,638            133              4
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      3,481   $     19,404   $      7,241   $        130   $          4
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UFGR8(3)        UHIP1          UHIP2          UHIP3          UHIP4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $      7,041   $     62,407   $     29,461   $    111,949
Variable account expenses                                            22          1,476         12,444          6,728         25,670
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (22)         5,565         49,963         22,733         86,279
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             337         30,573        118,841        113,041        211,349
    Cost of investments sold                                        335         29,053        115,713        110,151        206,432
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      2          1,520          3,128          2,890          4,917
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       249         24,478        193,300         91,297        320,521
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      251         25,998        196,428         94,187        325,438
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        229   $     31,563   $    246,391   $    116,920   $    411,717
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       WHIP7          WHIP6          WHIP5          WHIP4          WHIP3
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     11,259   $     23,082   $      1,782   $      8,497   $     10,419
Variable account expenses                                         3,221          4,759            901          3,017          4,510
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   8,038         18,323            881          5,480          5,909
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         127,295        102,961          1,957         20,507         42,842
    Cost of investments sold                                    118,787         93,104          1,783         20,363         40,663
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  8,508          9,857            174            144          2,179
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    40,715         54,472         12,761         36,022         52,005
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   49,223         64,329         12,935         36,166         54,184
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     57,261   $     82,652   $     13,816   $     41,646   $     60,093
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WHIP8(1)        WHIP2          WHIP1         WHIP9(1)        UMDC1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $        949   $      4,253   $         --   $      2,273
Variable account expenses                                            --            358          1,445            358          7,547
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --            591          2,808           (358)        (5,274)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --            428          1,685          1,338        199,821
    Cost of investments sold                                         --            426          1,645          1,245        207,829
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --              2             40             93         (8,008)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         1          3,877         14,508          3,780        256,383
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        1          3,879         14,548          3,873        248,375
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          1   $      4,470   $     17,356   $      3,515   $    243,101
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       UMDC2          PMDC2          PMDC1          UMDC4           EFM
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     14,356   $      1,427   $      8,463   $     17,443   $     10,467
Variable account expenses                                        54,312          5,170         35,053         76,774         47,564
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (39,956)        (3,743)       (26,590)       (59,331)       (37,097)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         405,080         69,323        357,858        756,385      1,259,070
    Cost of investments sold                                    415,192         65,550        351,378        773,526      1,272,494
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (10,112)         3,773          6,480        (17,141)       (13,424)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,680,746        144,896        930,511      1,919,596      1,125,312
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                1,670,634        148,669        936,991      1,902,455      1,111,888
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $  1,630,678   $    144,926   $    910,401   $  1,843,124   $  1,074,791
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       SMDC2          SMDC1          UFMC1          UFMC2          WMDC7
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      6,428   $     17,078   $        420   $      2,454   $      2,684
Variable account expenses                                        25,335         88,792          3,277         24,677         13,158
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (18,907)       (71,714)        (2,857)       (22,223)       (10,474)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       1,008,122      2,062,440        137,694         96,411        158,697
    Cost of investments sold                                    989,474      2,068,466        125,904         90,298        167,383
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 18,648         (6,026)        11,790          6,113         (8,686)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   493,728      1,816,271        121,143        909,115        378,074
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  512,376      1,810,245        132,933        915,228        369,388
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    493,469   $  1,738,531   $    130,076   $    893,005   $    358,914
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WMDC6         UFMC5(3)        UFMC4          WMDC5          WMDC4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      4,060   $          4   $      1,445   $        699   $      2,032
Variable account expenses                                        24,203          3,166         21,671          8,927         13,215
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (20,143)        (3,162)       (20,226)        (8,228)       (11,183)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         237,307        123,510        101,426         44,109         92,963
    Cost of investments sold                                    239,357        111,869         88,741         43,094         93,578
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (2,050)        11,641         12,685          1,015           (615)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   694,355        103,244        657,538        258,243        323,862
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  692,305        114,885        670,223        259,258        323,247
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    672,162   $    111,723   $    649,997   $    251,030   $    312,064
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WMDC3         UFMC6(3)        WMDC8          WMDC2          WMDC1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      1,598   $         --   $         75   $        115   $        846
Variable account expenses                                        12,377          3,007          1,183          4,596          8,925
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (10,779)        (3,007)        (1,108)        (4,481)        (8,079)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         100,325         21,646         16,501         13,171         62,552
    Cost of investments sold                                     97,721         19,932         14,946         13,442         55,936
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  2,604          1,714          1,555           (271)         6,616
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   299,449         87,167         29,873        121,263        195,130
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  302,053         88,881         31,428        120,992        201,746
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    291,274   $     85,874   $     30,320   $    116,511   $    193,667
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UFMC9(2)        WMDC9         UFMC8(3)         EFO           SOVS2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         49   $         --   $      2,711   $        634
Variable account expenses                                            31            329            983          4,240          1,062
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (31)          (280)          (983)        (1,529)          (428)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             860            330          5,341        116,526         35,641
    Cost of investments sold                                        818            286          4,927        202,496         57,395
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     42             44            414        (85,970)       (21,754)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     1,154          6,596         25,473        185,627         45,570
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    1,196          6,640         25,887         99,657         23,816
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      1,165   $      6,360   $     24,904   $     98,128   $     23,388
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     SOVS1          UFOV1          UFOV2         WFOV7(2)        UFOV3
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     14,925   $        121   $        130   $         --   $         64
Variable account expenses                                        13,723            372            640              7            256
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   1,202           (251)          (510)            (7)          (192)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       1,421,875          3,831         16,677              7          6,843
    Cost of investments sold                                  1,533,705          2,969         15,833              7          5,574
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (111,830)           862            844             --          1,269
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   212,973         14,518         26,540            367          7,289
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  101,143         15,380         27,384            367          8,558
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    102,345   $     15,129   $     26,874   $        360   $      8,366
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UFOV5(3)        UFOV4         WFOV5(3)       WFOV4(2)       WFOV3(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         17   $         --   $         --   $         --
Variable account expenses                                           218            356              5              2             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (218)          (339)            (5)            (2)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          10,828         10,366              5              2             --
    Cost of investments sold                                      9,855          9,381              4              2             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    973            985              1             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     7,275         12,474            173            169              4
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    8,248         13,459            174            169              4
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      8,030   $     13,120   $        169   $        167   $          4
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UFOV6(3)       WFOV8(3)       UFOV7(3)       UFOV9(2)       UFOV8(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                           238             --             16             --             41
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (238)            --            (16)            --            (41)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          11,154             --         19,671             --             59
    Cost of investments sold                                      9,580             --         19,532             --             55
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  1,574             --            139             --              4
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     6,731              5            325              2            975
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    8,305              5            464              2            979
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      8,067   $          5   $        448   $          2   $        938
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       WISE7          WISE6          WISE5          WISE4          WISE3
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     69,854   $    126,919   $     16,255   $    166,204   $     83,376
Variable account expenses                                        17,260         30,573          5,075         45,950         28,274
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  52,594         96,346         11,180        120,254         55,102
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         279,659        202,509        101,829        309,857        405,011
    Cost of investments sold                                    290,175        205,257        100,772        325,621        421,081
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (10,516)        (2,748)         1,057        (15,764)       (16,070)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   343,185        561,709         90,986        730,850        459,491
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  332,669        558,961         92,043        715,086        443,421
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    385,263   $    655,307   $    103,223   $    835,340   $    498,523
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WISE8(1)        WISE2          WISE1         WISE9(1)        URES1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $     21,256   $     48,958   $      4,178   $      1,206
Variable account expenses                                            --          6,767         16,552          1,089            549
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --         14,489         32,406          3,089            657
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --         64,324        196,232          4,200          2,666
    Cost of investments sold                                         --         61,548        213,530          3,968          2,300
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --          2,776        (17,298)           232            366
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         3         90,241        237,470         13,384         17,272
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        3         93,017        220,172         13,616         17,638
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          3   $    107,506   $    252,578   $     16,705   $     18,295
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     URES2          WRES7          WRES6         URES5(3)        URES4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      3,452   $     16,844   $     40,476   $         79   $      1,884
Variable account expenses                                         2,629          8,047         20,344            141          1,278
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     823          8,797         20,132            (62)           606
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          27,253         88,138        290,006          1,648         21,034
    Cost of investments sold                                     25,199         82,538        265,041          1,582         19,354
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  2,054          5,600         24,965             66          1,680
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    74,980        181,873        430,133          3,813         27,947
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   77,034        187,473        455,098          3,879         29,627
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     77,857   $    196,270   $    475,230   $      3,817   $     30,233
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                      ERE           WRES4          WRES3         URES6(3)        SRES1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     22,791   $     22,034   $     28,028   $         94   $     37,084
Variable account expenses                                        13,183         12,961         17,656             86         23,122
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   9,608          9,073         10,372              8         13,962
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         189,663        228,157      1,120,627          1,619        827,598
    Cost of investments sold                                    182,912        224,668      1,050,604          1,459        822,273
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  6,751          3,489         70,023            160          5,325
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   265,489        243,941        241,685          1,651        391,726
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  272,240        247,430        311,708          1,811        397,051
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    281,848   $    256,503   $    322,080   $      1,819   $    411,013
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WRES2          WRES1         URES9(2)       WRES9(1)       URES8(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      2,123   $      9,107   $         --   $         --   $         --
Variable account expenses                                         1,648          6,526             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     475          2,581             --             --             --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           9,924        134,282             --             --             --
    Cost of investments sold                                      9,350        140,231             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    574         (5,949)            --             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    27,730        106,734              1              4              4
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   28,304        100,785              1              4              4
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     28,779   $    103,366   $          1   $          4   $          4
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       USMC1          USMC2          PSMC2          WSMC7          PSMC1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                         3,970         30,911          4,853         14,890         48,067
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (3,970)       (30,911)        (4,853)       (14,890)       (48,067)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         118,149        206,018         70,218        177,210        374,247
    Cost of investments sold                                    131,707        254,244         81,809        248,662        482,018
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (13,558)       (48,226)       (11,591)       (71,452)      (107,771)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   136,060        952,176        142,561        466,660      1,334,751
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  122,502        903,950        130,970        395,208      1,226,980
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    118,532   $    873,039   $    126,117   $    380,318   $  1,178,913
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    USMC5(3)        USMC4          WSMC5          WSMC4          WSMC3
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                           503         43,077          7,600         24,282         16,537
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (503)       (43,077)        (7,600)       (24,282)       (16,537)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           4,311        342,358         96,359        247,700        115,980
    Cost of investments sold                                      4,027        399,959        102,542        336,242        164,361
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    284        (57,601)        (6,183)       (88,542)       (48,381)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    13,063      1,086,309        187,479        619,635        398,178
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   13,347      1,028,708        181,296        531,093        349,797
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     12,844   $    985,631   $    173,696   $    506,811   $    333,260
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    USMC6(3)        WSMC8          WSMC2          WSMC1         USMC9(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                           727            348          3,751          7,795              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (727)          (348)        (3,751)        (7,795)            (1)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             924            738         69,935         21,540          3,320
    Cost of investments sold                                        834            677         73,288         24,729          3,243
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     90             61         (3,353)        (3,189)            77
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    17,264          7,548         77,546        153,526              1
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   17,354          7,609         74,193        150,337             78
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     16,627   $      7,261   $     70,442   $    142,542   $         77
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WSMC9         USMC8(3)        UVAS1          UVAS2          PVAS2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $        138   $      1,405   $         --
Variable account expenses                                            --             22            838          7,280             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --            (22)          (700)        (5,875)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --            331          4,670         74,188              4
    Cost of investments sold                                         --            326          3,932         65,430              3
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --              5            738          8,758              1
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         4            338         30,992        257,127              6
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        4            343         31,730        265,885              7
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          4   $        321   $     31,030   $    260,010   $          7
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WVAS7          PVAS1         UVAS5(3)        UVAS4          WVAS5
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         96   $        352   $        140   $        543   $        308
Variable account expenses                                           690          2,117          1,023          3,784          3,011
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (594)        (1,765)          (883)        (3,241)        (2,703)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          11,498         49,039          5,312         24,158         29,535
    Cost of investments sold                                     12,343         44,989          4,776         22,392         28,645
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (845)         4,050            536          1,766            890
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    18,819         55,576         33,552        109,367         81,230
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   17,974         59,626         34,088        111,133         82,120
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     17,380   $     57,861   $     33,205   $    107,892   $     79,417
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WVAS4          WVAS3         UVAS6(3)        WVAS8          WVAS2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        191   $        161   $        380   $         24   $        170
Variable account expenses                                         1,546          1,500          2,443            234          1,519
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,355)        (1,339)        (2,063)          (210)        (1,349)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          13,207         13,131         19,744            296         16,979
    Cost of investments sold                                     13,118         11,415         17,401            267         15,340
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     89          1,716          2,343             29          1,639
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    34,856         33,135         66,230          6,956         37,113
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   34,945         34,851         68,573          6,985         38,752
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     33,590   $     33,512   $     66,510   $      6,775   $     37,403
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WVAS1         UVAS9(2)        WVAS9         UVAS8(3)        UMSS1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         64   $         --   $         40   $          3   $     11,415
Variable account expenses                                           660              2            321            292         16,149
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (596)            (2)          (281)          (289)        (4,734)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          21,273              2            321         15,097        291,897
    Cost of investments sold                                     20,142              2            287         15,423        289,755
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  1,131             --             34           (326)         2,142
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    13,278             (2)         5,685          7,314        405,730
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   14,409             (2)         5,719          6,988        407,872
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     13,813   $         (4)  $      5,438   $      6,699   $    403,138
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       UMSS2          PMSS2          WMSS7          PMSS1          WMSS6
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     85,851   $      3,165   $     10,751   $     33,069   $     19,159
Variable account expenses                                       107,088          3,690         13,856         44,325         24,566
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (21,237)          (525)        (3,105)       (11,256)        (5,407)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         624,615         48,946        211,314        249,405        145,118
    Cost of investments sold                                    634,051         53,272        215,416        251,390        150,150
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (9,436)        (4,326)        (4,102)        (1,985)        (5,032)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 2,417,555         72,741        264,964        832,331        457,806
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                2,408,119         68,415        260,862        830,346        452,774
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $  2,386,882   $     67,890   $    257,757   $    819,090   $    447,367
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UMSS5(3)        UMSS4           EMU           WMSS4          WMSS3
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      1,380   $     93,625   $     21,864   $     14,538   $     13,745
Variable account expenses                                         9,917        142,521         39,336         21,074         22,772
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (8,537)       (48,896)       (17,472)        (6,536)        (9,027)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          68,631        759,672        416,803        171,603        257,293
    Cost of investments sold                                     65,949        810,012        409,253        190,104        264,837
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  2,682        (50,340)         7,550        (18,501)        (7,544)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   243,217      2,594,372        734,251        347,528        356,578
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  245,899      2,544,032        741,801        329,027        349,034
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    237,362   $  2,495,136   $    724,329   $    322,491   $    340,007
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UMSS6(3)        SMSS1          WMSS2          WMSS1         UMSS9(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      1,671   $      9,388   $      3,849   $      4,793   $         --
Variable account expenses                                        14,230         17,544         22,431          8,445             32
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (12,559)        (8,156)       (18,582)        (3,652)           (32)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         130,937        247,133        117,894        191,273         33,276
    Cost of investments sold                                    127,454        268,661        114,488        215,755         33,082
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  3,483        (21,528)         3,406        (24,482)           194
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   276,451        280,953        400,285        140,080            733
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  279,934        259,425        403,691        115,598            927
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    267,375   $    251,269   $    385,109   $    111,946   $        895
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WMSS9         UMSS8(3)        UDMS1          UDMS2          UDMS3
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      1,099   $        238   $         --   $      1,274   $        231
Variable account expenses                                         1,438          1,980             16          1,389            781
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (339)        (1,742)           (16)          (115)          (550)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           4,132         26,866          6,455          8,598          8,885
    Cost of investments sold                                      3,795         26,607          7,566          6,528          7,645
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    337            259         (1,111)         2,070          1,240
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    20,758         33,154            856         55,792         30,183
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   21,095         33,413           (255)        57,862         31,423
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     20,756   $     31,671   $       (271)  $     57,747   $     30,873
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     UDMS4          UINT1          UINT2          PINT2         WINT7(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      2,230   $      7,326   $     33,990   $      1,215   $         --
Variable account expenses                                         3,126          4,677         24,836            822             38
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (896)         2,649          9,154            393            (38)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          65,817        125,155        103,897          5,636             35
    Cost of investments sold                                     60,320        147,970        119,039          6,611             34
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  5,497        (22,815)       (15,142)          (975)             1
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    96,749        153,167        712,500         20,863          2,208
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  102,246        130,352        697,358         19,888          2,209
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    101,350   $    133,001   $    706,512   $     20,281   $      2,171
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     PINT1          UINT3         UINT5(3)        UINT4          WINT5
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      4,132   $     13,384   $        789   $     33,640   $     11,445
Variable account expenses                                         3,034         10,806            966         28,495          8,885
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   1,098          2,578           (177)         5,145          2,560
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          19,059        115,964         20,487        155,730        426,885
    Cost of investments sold                                     22,026        127,588         19,084        197,462        440,956
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (2,967)       (11,624)         1,403        (41,732)       (14,071)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    71,162        263,956         28,377        662,701        211,466
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   68,195        252,332         29,780        620,969        197,395
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     69,293   $    254,910   $     29,603   $    626,114   $    199,955
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WINT4(2)        WINT3         UINT6(3)        WINT8         UINT7(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $      2,896   $      1,857   $      5,333   $      1,093
Variable account expenses                                            75          3,876          1,956          4,605          1,664
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (75)          (980)           (99)           728           (571)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              75      7,447,754          1,986        120,734          1,043
    Cost of investments sold                                         72      7,284,477          1,828        133,748            953
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      3        163,277            158        (13,014)            90
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     4,023         16,857         47,477         93,670         41,183
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    4,026        180,134         47,635         80,656         41,273
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      3,951   $    179,154   $     47,536   $     81,384   $     40,702
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WINT1         UINT9(2)        WINT9         UINT8(3)         JCG
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        590   $         --   $         --   $          8   $        932
Variable account expenses                                           674             --             23            222          4,170
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (84)            --            (23)          (214)        (3,238)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           1,440             --        234,423         17,651        131,775
    Cost of investments sold                                      1,409             --        239,568         18,543        195,367
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     31             --         (5,145)          (892)       (63,592)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    15,837             18              4          4,716        120,573
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   15,868             18         (5,141)         3,824         56,981
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     15,784   $         18   $     (5,164)  $      3,610   $     53,743
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       SCGR2          SCGR1          WUSE7          WUSE6           JUS
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        183   $      1,881   $      8,076   $     10,321   $      7,756
Variable account expenses                                           854         11,513         13,004         18,136         12,576
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (671)        (9,632)        (4,928)        (7,815)        (4,820)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           2,382        213,420        132,228        177,715         98,281
    Cost of investments sold                                      3,220        252,005        178,364        204,940        124,515
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (838)       (38,585)       (46,136)       (27,225)       (26,234)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    12,922        189,295        318,035        401,739        262,734
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   12,084        150,710        271,899        374,514        236,500
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     11,413   $    141,078   $    266,971   $    366,699   $    231,680
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       WUSE4          WUSE3          SUSE1          WUSE2          WUSE1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      8,030   $      6,289   $      3,739   $      1,035   $      2,554
Variable account expenses                                        16,889         12,127          6,427          2,306          5,029
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (8,859)        (5,838)        (2,688)        (1,271)        (2,475)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         344,243        517,004        174,835          5,278         10,783
    Cost of investments sold                                    414,473        538,107        208,370          6,697         12,528
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (70,230)       (21,103)       (33,535)        (1,419)        (1,745)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   362,941        221,183        137,362         37,226         80,771
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  292,711        200,080        103,827         35,807         79,026
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    283,852   $    194,242   $    101,139   $     34,536   $     76,551
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WUSE9(1)         JIF           SIEQ2          SIEQ1          WMCV7
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $      3,824   $      1,209   $     17,519   $     15,842
Variable account expenses                                            --          1,154            409          5,752         20,653
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --          2,670            800         11,767         (4,811)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --         25,366          3,947         55,324        228,171
    Cost of investments sold                                         --         34,672          7,561         74,854        219,844
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --         (9,306)        (3,614)       (19,530)         8,327
Distributions from capital gains                                     --             --             --             --         20,795
Net change in unrealized appreciation or
  depreciation of investments                                         3         30,279         10,402        118,672        399,106
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        3         20,973          6,788         99,142        428,228
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          3   $     23,643   $      7,588   $    110,909   $    423,417
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WMCV6           JMC           WMCV4          WMCV3         WMCV8(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     21,098   $      5,585   $     18,383   $     13,048   $         --
Variable account expenses                                        28,428          8,610         29,055         20,737             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (7,330)        (3,025)       (10,672)        (7,689)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         313,567         95,970        296,556        119,109             --
    Cost of investments sold                                    318,160         94,396        298,641        115,538             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (4,593)         1,574         (2,085)         3,571             --
Distributions from capital gains                                 27,695          7,330         24,131         17,126             --
Net change in unrealized appreciation or
  depreciation of investments                                   532,038        144,929        468,385        329,160              3
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  555,140        153,833        490,431        349,857              3
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    547,810   $    150,808   $    479,759   $    342,168   $          3
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WMCV2          WMCV1         WMCV9(1)         ESB           PJGT2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      2,119   $      7,569   $         --   $    242,432   $         --
Variable account expenses                                         3,402         11,535             --        155,928            327
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,283)        (3,966)            --         86,504           (327)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          11,379         24,655             --      1,705,891            727
    Cost of investments sold                                     11,031         24,964             --      1,941,523            929
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    348           (309)            --       (235,632)          (202)
Distributions from capital gains                                  2,780          9,936             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    48,414        168,266              3      1,448,742         10,979
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   51,542        177,893              3      1,213,110         10,777
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     50,259   $    173,927   $          3   $  1,299,614   $     10,450
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       PJGT1           EJT           SGLT2          SGLT1          PJGP2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                           527          3,214          1,163          8,306          1,571
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (527)        (3,214)        (1,163)        (8,306)        (1,571)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           3,729         14,902         21,768         83,250         40,366
    Cost of investments sold                                      5,434         35,723         56,447        179,421         50,184
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (1,705)       (20,821)       (34,679)       (96,171)        (9,818)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    17,744        107,734         64,224        284,214         46,709
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   16,039         86,913         29,545        188,043         36,891
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     15,512   $     83,699   $     28,382   $    179,737   $     35,320
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       PJGP1           EJG           SGRP2          SGRP1           EJI
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $     10,462
Variable account expenses                                         4,965         16,188         14,641         40,803         13,046
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (4,965)       (16,188)       (14,641)       (40,803)        (2,584)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          40,274        247,253        478,949        543,892        827,082
    Cost of investments sold                                     46,851        436,219        810,717        989,146        986,123
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (6,577)      (188,966)      (331,768)      (445,254)      (159,041)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   116,012        501,879        601,387      1,133,946        446,801
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  109,435        312,913        269,619        688,692        287,760
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    104,470   $    296,725   $    254,978   $    647,889   $    285,176
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       SINT2          SINT1          PJAG2          PJAG1           EJA
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      3,850   $     19,183   $         --   $         --   $         --
Variable account expenses                                         5,486         31,541          1,367          1,330          7,827
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,636)       (12,358)        (1,367)        (1,330)        (7,827)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         249,325        602,656          9,087          1,073        108,296
    Cost of investments sold                                    245,515        848,309         11,331          1,207        220,788
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  3,810       (245,653)        (2,244)          (134)      (112,492)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   114,288        821,350         36,867         31,931        275,665
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  118,098        575,697         34,623         31,797        163,173
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    116,462   $    563,339   $     33,256   $     30,467   $    155,346
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       SAGP2          SAGP1          EWG            EDE           SUDE2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $     46,937   $      3,058   $        967
Variable account expenses                                         2,254         16,755         59,956          6,624          2,239
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (2,254)       (16,755)       (13,019)        (3,566)        (1,272)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          34,346        150,252        532,543        123,815         31,614
    Cost of investments sold                                     72,831        337,301        908,859        174,781         47,129
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (38,485)      (187,049)      (376,316)       (50,966)       (15,515)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    83,524        494,064      1,261,226        163,500         51,966
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   45,039        307,015        884,910        112,534         36,451
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     42,785   $    290,260   $    871,891   $    108,968   $     35,179
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       SUDE1           ERQ           SREQ2          SREQ1          ERI
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      4,419   $        664   $        178   $        949   $        165
Variable account expenses                                        10,236          1,379            382          2,242            803
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (5,817)          (715)          (204)        (1,293)          (638)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         134,890         14,642          8,430         12,877         12,813
    Cost of investments sold                                    161,323         16,690         11,017         12,507         14,797
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (26,433)        (2,048)        (2,587)           370         (1,984)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   182,664         21,949          7,243         30,460         17,787
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  156,231         19,901          4,656         30,830         15,803
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    150,414   $     19,186   $      4,452   $     29,537   $     15,165
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     SRIE2          SRIE1         PLAA2(5)       PLAA1(5)        PEQU2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $      1,063   $         --   $         --   $      1,169
Variable account expenses                                            --          4,042          2,148          5,445          3,850
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --         (2,979)        (2,148)        (5,445)        (2,681)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --         63,521          5,818         39,066         17,892
    Cost of investments sold                                         --         58,205          5,159         34,652         19,355
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --          5,316            659          4,414         (1,463)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         3         63,061         46,651        106,016         81,524
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        3         68,377         47,310        110,430         80,061
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          3   $     65,398   $     45,162   $    104,985   $     77,380
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     PEQU1         PLFS2(5)       PLFS1(5)       PLSC2(6)       PLSC1(6)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      2,230   $         --   $         --   $         --   $         --
Variable account expenses                                         7,963          3,331         17,196            484          1,289
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (5,733)        (3,331)       (17,196)          (484)        (1,289)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          31,990         59,931        514,354            502          5,266
    Cost of investments sold                                     36,838         59,250        506,932            387          3,903
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (4,848)           681          7,422            115          1,363
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   151,002          7,105         32,267         21,639         54,055
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  146,154          7,786         39,689         21,754         55,418
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    140,421   $      4,455   $     22,493   $     21,270   $     54,129
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     UGRS1          UGRS2         WGRS7(2)        UGRS3         UGRS5(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                         2,653         20,542             --          6,197            147
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (2,653)       (20,542)            --         (6,197)          (147)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           8,312        296,643             --         77,967         10,450
    Cost of investments sold                                     10,578        339,891             --         95,448          9,742
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (2,266)       (43,248)            --        (17,481)           708
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    54,970        419,163              1        117,639          1,884
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   52,704        375,915              1        100,158          2,592
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     50,051   $    355,373   $          1   $     93,961   $      2,445
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     UGRS4         WGRS5(3)       WGRS4(2)       WGRS3(2)       UGRS6(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                        19,603            253             69             --            493
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (19,603)          (253)           (69)            --           (493)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         329,987          4,923             68             --          1,476
    Cost of investments sold                                    430,948          4,787             66             --          1,437
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (100,961)           136              2             --             39
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   382,128          3,630          1,658             --          5,596
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  281,167          3,766          1,660             --          5,635
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    261,564   $      3,513   $      1,591   $         --   $      5,142
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WGRS8(3)       UGRS7(3)       UGRS9(2)       UGRS8(3)        PGIS2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $          8
Variable account expenses                                            --            389             --             10             14
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --           (389)            --            (10)            (6)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --          1,079             --             10             17
    Cost of investments sold                                         --          1,061             --             10             22
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             18             --             --             (5)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         1          4,052              1             75            245
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        1          4,070              1             75            240
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          1   $      3,681   $          1   $         65   $        234
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       WGIS7          PGIS1          WGIS5          WGIS4          WGIS3
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      6,554   $      7,568   $      1,918   $      7,141   $      7,430
Variable account expenses                                        11,794         14,690          3,959         16,016         18,568
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (5,240)        (7,122)        (2,041)        (8,875)       (11,138)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         240,363        110,630         63,090        132,430        154,518
    Cost of investments sold                                    301,996        135,904         71,260        167,056        178,081
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (61,633)       (25,274)        (8,170)       (34,626)       (23,563)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   250,446        258,435         70,130        252,644        273,717
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  188,813        233,161         61,960        218,018        250,154
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    183,573   $    226,039   $     59,919   $    209,143   $    239,016
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WGIS8(1)        WGIS2          WGIS1         WGIS9(1)        PSGI2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $        278   $        938   $         --   $        596
Variable account expenses                                            --            704          2,929             --          1,514
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --           (426)        (1,991)            --           (918)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --          6,608         59,469             --         12,657
    Cost of investments sold                                         --          9,981         66,228             --         15,713
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --         (3,373)        (6,759)            --         (3,056)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         2         11,359         45,845              2         28,049
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        2          7,986         39,086              2         24,993
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          2   $      7,560   $     37,095   $          2   $     24,075
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       PSGI1          WSGI5         WSGI3           WSGI8          WSGI1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      1,577   $         --   $         --   $         --   $          7
Variable account expenses                                         4,408             14              9             --            105
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (2,831)           (14)            (9)            --            (98)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          29,155             22              9             --            578
    Cost of investments sold                                     36,109             21              9             --            578
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (6,954)             1             --             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    75,878            296            486              2          1,723
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   68,924            297            486              2          1,723
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     66,093   $        283   $        477   $          2   $      1,625
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       WSGI9          PNDS2          PNDS1           END           SNDS2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            --            323            408         17,534          4,083
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --           (323)          (408)       (17,534)        (4,083)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --            338            429        272,962         60,976
    Cost of investments sold                                         --            371            524        371,676         85,708
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --            (33)           (95)       (98,714)       (24,732)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         2          8,021          9,541        446,475         99,444
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        2          7,988          9,446        347,761         74,712
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          2   $      7,665   $      9,038   $    330,227   $     70,629
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     SNDS1          UNDS1          UNDS2          PSND2         WSND7(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                        44,349          2,238          7,699            337              4
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (44,349)        (2,238)        (7,699)          (337)            (4)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         661,438         15,458         37,683            675              4
    Cost of investments sold                                    819,155         15,772         41,779            756              4
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (157,717)          (314)        (4,096)           (81)            --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   918,745         68,439        200,583          8,575            184
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  761,028         68,125        196,487          8,494            184
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    716,679   $     65,887   $    188,788   $      8,157   $        180
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     PSND1         UNDS5(3)        UNDS4          WSND5         WSND4(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                         4,759            136          9,838            766             13
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (4,759)          (136)        (9,838)          (766)           (13)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          14,728            954        150,233          5,810             13
    Cost of investments sold                                     14,857            827        173,897          6,089             13
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (129)           127        (23,664)          (279)            --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   110,044          2,968        228,252         15,431            (51)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  109,915          3,095        204,588         15,152            (51)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    105,156   $      2,959   $    194,750   $     14,386   $        (64)
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WSND3         UNDS6(3)        WSND8         UNDS7(3)        WSND1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                           149            302             11            836            272
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (149)          (302)           (11)          (836)          (272)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           1,978            115             11          1,497            276
    Cost of investments sold                                      1,615            106             11          1,344            266
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    363              9             --            153             10
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     2,496          5,025            237         12,315          2,271
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    2,859          5,034            237         12,468          2,281
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      2,710   $      4,732   $        226   $     11,632   $      2,009
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UNDS9(2)        WSND9         UNDS8(3)         ERS           SRSS2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $      7,480   $      2,835
Variable account expenses                                            --             --              8         15,037          5,064
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --             --             (8)        (7,557)        (2,229)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --             --          2,832        275,618        438,873
    Cost of investments sold                                         --             --          2,755        449,269        730,993
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             --             77       (173,651)      (292,120)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --              3             77        401,103        360,972
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       --              3            154        227,452         68,852
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         --   $          3   $        146   $    219,895   $     66,623
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       SRSS1          PTRS2         PTRS1           UTRS1         UTRS2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     11,826   $        878   $      1,449   $     31,728   $    150,034
Variable account expenses                                        25,511            587          1,070         21,504        115,810
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (13,685)           291            379         10,224         34,224
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         697,883            682          6,261        228,408        524,965
    Cost of investments sold                                  1,036,365            690          6,456        231,625        548,622
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (338,482)            (8)          (195)        (3,217)       (23,657)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   693,465          6,965         12,246        317,876      1,581,654
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  354,983          6,957         12,051        314,659      1,557,997
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    341,298   $      7,248   $     12,430   $    324,883   $  1,592,221
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     PSTR2         WSTR7(2)        PSTR1         UTRS5(3)        UTRS4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     11,842   $         --   $     73,040   $      1,748   $    184,085
Variable account expenses                                         8,278            137         58,644          7,211        176,034
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   3,564           (137)        14,396         (5,463)         8,051
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          55,387        168,225        657,257        114,218        810,370
    Cost of investments sold                                     56,779        167,283        671,886        111,154        848,732
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (1,392)           942        (14,629)         3,064        (38,362)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    97,558          1,905        681,486        115,041      1,959,337
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   96,166          2,847        666,857        118,105      1,920,975
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     99,730   $      2,710   $    681,253   $    112,642   $  1,929,026
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WSTR5         WSTR4(2)        WSTR3         UTRS6(3)        WSTR8
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      2,118   $         --   $      1,181   $      3,462   $     16,059
Variable account expenses                                         7,497             91          1,583          7,103         12,746
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (5,379)           (91)          (402)        (3,641)         3,313
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          12,921            267         37,678         89,298         25,626
    Cost of investments sold                                     12,406            263         36,138         86,425         23,819
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    515              4          1,540          2,873          1,807
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   108,873          2,727         18,480         87,682        150,847
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  109,388          2,731         20,020         90,555        152,654
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    104,009   $      2,640   $     19,618   $     86,914   $    155,967
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UTRS7(3)        WSTR1         UTRS9(2)        WSTR9         UTRS8(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      2,027   $        708   $         --   $         --   $        578
Variable account expenses                                        11,208          1,626             30             --          1,709
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (9,181)          (918)           (30)            --         (1,131)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          77,342          9,073             30             --         35,136
    Cost of investments sold                                     75,857          8,738             30             --         34,451
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  1,485            335             --             --            685
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   144,448         22,038            831              2         18,575
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  145,933         22,373            831              2         19,260
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    136,752   $     21,455   $        801   $          2   $     18,129
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       PUTS2          WUTS7          PUTS1           EUT           WUTS4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        670   $     24,927   $     26,995   $     38,888   $     41,099
Variable account expenses                                           331         13,110         14,861         24,263         26,343
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     339         11,817         12,134         14,625         14,756
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           2,630        320,558        256,676        299,303        302,970
    Cost of investments sold                                      3,321        442,076        370,795        469,822        476,458
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (691)      (121,518)      (114,119)      (170,519)      (173,488)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     8,822        426,248        443,222        653,516        679,711
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    8,131        304,730        329,103        482,997        506,223
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      8,470   $    316,547   $    341,237   $    497,622   $    520,979
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WUTS3          SUTS1          WUTS2          WUTS1         WUTS9(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     29,321   $     23,499   $      4,556   $      8,748   $         --
Variable account expenses                                        20,531         17,132          3,617          6,524             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   8,790          6,367            939          2,224             --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         181,876        484,903         51,754         29,246             --
    Cost of investments sold                                    268,958        725,795         90,537         42,637             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (87,082)      (240,892)       (38,783)       (13,391)            --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   480,596        534,858         98,866        121,974              3
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  393,514        293,966         60,083        108,583              3
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    402,304   $    300,333   $     61,022   $    110,807   $          3
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     USUT1          USUT2          PSUT2         WSUT7(2)        PSUT1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        363   $      1,915   $      2,021   $         --   $      3,078
Variable account expenses                                           251          1,690          1,086             --          1,974
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     112            225            935             --          1,104
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           6,774         16,839          1,770             --          4,439
    Cost of investments sold                                      5,635         15,196          1,924             --          4,869
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  1,139          1,643           (154)            --           (430)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     6,585         48,333         26,896              2         44,972
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    7,724         49,976         26,742              2         44,542
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      7,836   $     50,201   $     27,677   $          2   $     45,646
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    USUT5(3)        USUT4          WSUT5         WSUT4(2)        WSUT3
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         46   $        316   $        139   $         --   $        210
Variable account expenses                                           346            924            276              2            147
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (300)          (608)          (137)            (2)            63
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           5,305          8,375            220              2            152
    Cost of investments sold                                      5,083          7,816            207              2            131
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    222            559             13             --             21
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     6,987         19,987          6,287            101          2,779
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    7,209         20,546          6,300            101          2,800
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      6,909   $     19,938   $      6,163   $         99   $      2,863
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    USUT6(3)        WSUT8         USUT7(3)        WSUT1         USUT9(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        587   $         --   $         --   $        404   $         --
Variable account expenses                                           456            116            319            413             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     131           (116)          (319)            (9)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             254          2,920            371            526             --
    Cost of investments sold                                        231          2,888            352            456             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     23             32             19             70             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     9,892          2,895          7,204          7,468              2
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    9,915          2,927          7,223          7,538              2
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     10,046   $      2,811   $      6,904   $      7,529   $          2
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WSUT9         USUT8(3)         EEQ            EMD            ESC
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $     19,184   $    113,295   $      1,344
Variable account expenses                                            --             60         19,779         85,287         37,614
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --            (60)          (595)        28,008        (36,270)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --             61        209,452        946,837        344,888
    Cost of investments sold                                         --             58        271,414      1,081,079        351,236
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --              3        (61,962)      (134,242)        (6,348)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         3          1,248        396,212      1,203,482        963,248
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        3          1,251        334,250      1,069,240        956,900
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          3   $      1,191   $    333,655   $  1,097,248   $    920,630
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                      EUS            EGR           UOCA1          UOCA2         WOCA7(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $    231,256   $     20,080   $         53   $        795   $         --
Variable account expenses                                       147,173         72,269            389          6,876             10
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  84,083        (52,189)          (336)        (6,081)           (10)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         634,359        676,467          4,567         16,093             10
    Cost of investments sold                                    604,964        964,330          4,623         15,501             10
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 29,395       (287,863)           (56)           592             --
Distributions from capital gains                                 69,636             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (185,029)     1,660,568         11,722        191,776            469
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (85,998)     1,372,705         11,666        192,368            469
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (1,915)  $  1,320,516   $     11,330   $    186,287   $        459
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     UOCA3         UOCA5(3)        UOCA4          WOCA5         WOCA4(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        325   $         --   $        820   $          1   $         --
Variable account expenses                                         1,330          1,608          7,131          1,043             11
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,005)        (1,608)        (6,311)        (1,042)           (11)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           7,866          5,056        106,207         15,147             10
    Cost of investments sold                                      6,928          4,898         99,778         14,440             10
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    938            158          6,429            707             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    33,034         40,735        149,637         21,765            387
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   33,972         40,893        156,066         22,472            387
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     32,967   $     39,285   $    149,755   $     21,430   $        376
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WOCA3         UOCA6(3)        WOCA8         UOCA7(3)        WOCA1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         20   $         --   $         --   $         --   $         --
Variable account expenses                                           339            684            576          1,076             30
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (319)          (684)          (576)        (1,076)           (30)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          17,134            193          8,366         16,910             32
    Cost of investments sold                                     15,165            186          8,075         16,558             31
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  1,969              7            291            352              1
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     5,671         17,038         11,729         18,270            724
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    7,640         17,045         12,020         18,622            725
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      7,321   $     16,361   $     11,444   $     17,546   $        695
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UOCA9(2)        WOCA9         UOCA8(3)         EGS           UOGS1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $      1,281   $        355
Variable account expenses                                             1             --            301          2,415            800
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (1)            --           (301)        (1,134)          (445)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           3,039             --            361          5,257          2,228
    Cost of investments sold                                      2,977             --            351          8,195          1,941
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     62             --             10         (2,938)           287
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        12              5          4,375         65,700         35,315
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       74              5          4,385         62,762         35,602
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         73   $          5   $      4,084   $     61,628   $     35,157
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     UOGS2          WOGS7          WOGS6         UOGS5(3)        UOGS4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        865   $         74   $      1,305   $         --   $        350
Variable account expenses                                         4,397            300          4,741            311          3,498
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (3,532)          (226)        (3,436)          (311)        (3,148)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           5,531         13,767         34,647            714         14,641
    Cost of investments sold                                      4,847         13,356         30,764            646         13,501
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    684            411          3,883             68          1,140
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   182,764         11,705        162,153         12,108        120,803
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  183,448         12,116        166,036         12,176        121,943
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    179,916   $     11,890   $    162,600   $     11,865   $    118,795
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WOGS5          WOGS4          WOGS3         UOGS6(3)        WOGS8
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         71   $         62   $        490   $         --   $         57
Variable account expenses                                         1,603            590          3,337            452            179
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,532)          (528)        (2,847)          (452)          (122)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          57,241            599      1,534,839         10,331          6,361
    Cost of investments sold                                     51,485            548      1,479,546          9,212          5,478
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  5,756             51         55,293          1,119            883
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    51,321         23,333         57,515         13,546          3,483
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   57,077         23,384        112,808         14,665          4,366
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     55,545   $     22,856   $    109,961   $     14,213   $      4,244
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WOGS2          WOGS1         UOGS9(2)        WOGS9         UOGS8(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         31   $         --   $        122   $         --
Variable account expenses                                         1,153          1,084              1          1,084             21
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,153)        (1,053)            (1)          (962)           (21)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           4,919          3,490          3,278          9,752            137
    Cost of investments sold                                      4,688          3,049          3,235          8,201            135
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    231            441             43          1,551              2
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    34,473         30,203              3         27,069            516
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   34,704         30,644             46         28,620            518
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     33,551   $     29,591   $         45   $     27,658   $        497
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                      EHI           UOHI1          UOHI2         WOHI7(2)        UOHI3
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $    217,852   $      2,096   $     12,514   $         --   $        573
Variable account expenses                                        42,702          1,569          5,038             64            997
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 175,150            527          7,476            (64)          (424)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         448,691         22,560         34,993             64         12,363
    Cost of investments sold                                    569,969         21,429         33,154             63         11,885
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (121,278)         1,131          1,839              1            478
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   550,774         26,214         76,526          1,056         14,442
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  429,496         27,345         78,365          1,057         14,920
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    604,646   $     27,872   $     85,841   $        993   $     14,496
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UOHI5(3)        UOHI4         WOHI5(3)       WOHI4(2)       WOHI3(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $      6,384   $      1,642   $         --   $         --
Variable account expenses                                           882          4,159          3,091              1              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (882)         2,225         (1,449)            (1)            (1)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           7,699          7,477         28,290              1          6,548
    Cost of investments sold                                      7,508          7,097         26,846              1          6,538
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    191            380          1,444             --             10
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    12,306         53,248         40,409              9              2
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   12,497         53,628         41,853              9             12
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     11,615   $     55,853   $     40,404   $          8   $         11
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UOHI6(3)       WOHI8(3)       UOHI7(3)       UOHI9(2)       UOHI8(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         76   $         --   $        243   $         --   $         --
Variable account expenses                                         1,895            163          1,211             --             84
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,819)          (163)          (968)            --            (84)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           4,760            707          1,570             --             96
    Cost of investments sold                                      4,566            672          1,498             --             94
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    194             35             72             --              2
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    22,199          1,987         13,905              1            907
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   22,393          2,022         13,977              1            909
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     20,574   $      1,859   $     13,009   $          1   $        825
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                      EGC           UOSM1          UOSM2         WOSM7(2)        UOSM3
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      3,587   $         --   $         --   $         --   $         --
Variable account expenses                                         5,272            587          6,037             31          1,414
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,685)          (587)        (6,037)           (31)        (1,414)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          58,588          9,775         23,003          2,108          5,476
    Cost of investments sold                                     86,641          8,966         19,952          2,078          4,861
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (28,053)           809          3,051             30            615
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   110,862         21,609        212,932            745         43,559
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   82,809         22,418        215,983            775         44,174
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     81,124   $     21,831   $    209,946   $        744   $     42,760
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UOSM5(3)        UOSM4          WOSM5         WOSM4(2)        WOSM3
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                           989          4,675          1,607             85            254
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (989)        (4,675)        (1,607)           (85)          (254)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          34,973         33,742         12,239          1,938          2,107
    Cost of investments sold                                     31,702         29,570         11,310          1,857          2,015
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  3,271          4,172            929             81             92
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    28,630        134,040         47,045          2,802          6,712
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   31,901        138,212         47,974          2,883          6,804
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     30,912   $    133,537   $     46,367   $      2,798   $      6,550
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UOSM6(3)        WOSM8         UOSM7(3)        WOSM1         UOSM9(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                           933            541          1,208            772             10
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (933)          (541)        (1,208)          (772)           (10)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          16,588         15,915         39,514         12,769          3,504
    Cost of investments sold                                     15,178         14,440         37,095         10,850          3,408
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  1,410          1,475          2,419          1,919             96
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    22,141         11,201         24,292         16,561            267
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   23,551         12,676         26,711         18,480            363
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     22,618   $     12,135   $     25,503   $     17,708   $        353
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WOSM9         UOSM8(3)         EST           USTB1          USTB2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $     19,329   $      3,515   $     16,609
Variable account expenses                                            --            312          4,398          3,995         11,352
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --           (312)        14,931           (480)         5,257
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --          6,039         30,745         86,696         58,223
    Cost of investments sold                                         --          5,202         30,804         86,702         55,790
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --            837            (59)            (6)         2,433
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         4          6,516         32,626         70,503        169,533
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        4          7,353         32,567         70,497        171,966
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          4   $      7,041   $     47,498   $     70,017   $    177,223
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WSTB7          WSTB6         USTB5(3)        USTB4          WSTB5
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      5,786   $     16,152   $         --   $     11,877   $      3,525
Variable account expenses                                         1,381          7,219          4,610         13,117          7,781
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   4,405          8,933         (4,610)        (1,240)        (4,256)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         101,622         69,443         30,983        210,773        116,263
    Cost of investments sold                                     98,371         67,041         30,114        204,204        114,119
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  3,251          2,402            869          6,569          2,144
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    11,059         77,369         61,000        152,074         92,604
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   14,310         79,771         61,869        158,643         94,748
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     18,715   $     88,704   $     57,259   $    157,403   $     90,492
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WSTB4          WSTB3         USTB6(3)        WSTB8          WSTB2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      8,982   $      4,930   $        157   $         --   $        378
Variable account expenses                                         3,071          2,940          9,680            465          9,139
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   5,911          1,990         (9,523)          (465)        (8,761)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          42,989         64,671        203,224          1,138         25,021
    Cost of investments sold                                     42,940         63,217        201,459          1,101         24,840
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     49          1,454          1,765             37            181
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    26,036         25,590        107,234          5,027        100,555
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   26,085         27,044        108,999          5,064        100,736
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     31,996   $     29,034   $     99,476   $      4,599   $     91,975
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WSTB1         USTB9(2)        WSTB9         USTB8(3)         EDI
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      1,988   $         --   $         --   $         --   $    525,160
Variable account expenses                                         1,564              5             --            660         79,809
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     424             (5)            --           (660)       445,351
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           3,388         30,015             --          1,474      1,090,246
    Cost of investments sold                                      3,242         30,015             --          1,446      1,246,013
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    146             --             --             28       (155,767)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    13,083             13              1          7,255        674,153
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   13,229             13              1          7,283        518,386
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     13,653   $          8   $          1   $      6,623   $    963,737
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                        EPD            EGG            EGI           UGIN1          UGIN2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $    272,988   $     20,114   $    218,267   $      6,859   $     33,774
Variable account expenses                                        42,745         23,084        146,193          4,193         23,097
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 230,243         (2,970)        72,074          2,666         10,677
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         493,712        222,688      1,548,242         17,470        256,126
    Cost of investments sold                                    538,485        460,490      1,995,279         18,630        276,503
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (44,773)      (237,802)      (447,037)        (1,160)       (20,377)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   324,846        647,236      2,775,711        104,099        535,659
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  280,073        409,434      2,328,674        102,939        515,282
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    510,316   $    406,464   $  2,400,748   $    105,605   $    525,959
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     PGIN2         WGIN7(2)        PGIN1         UGIN5(3)        UGIN4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      5,999   $         --   $     23,808   $          6   $     27,691
Variable account expenses                                         3,808             12         16,993            232         22,103
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   2,191            (12)         6,815           (226)         5,588
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          47,786             12        114,529          7,195        676,327
    Cost of investments sold                                     52,509             11        130,225          6,983        733,744
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (4,723)             1        (15,696)           212        (57,417)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    79,818            654        330,353          5,948        415,161
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   75,095            655        314,657          6,160        357,744
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     77,286   $        643   $    321,472   $      5,934   $    363,332
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                      EPG          WGIN4(2)        WGIN3         UGIN6(3)        WGIN8
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     99,501   $         --   $        416   $        168   $         --
Variable account expenses                                        77,305             --            606            589            177
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  22,196             --           (190)          (421)          (177)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         783,713             --      1,256,887         13,697         11,070
    Cost of investments sold                                  1,023,910             --      1,245,816         12,680         10,890
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (240,197)            --         11,071          1,017            180
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,476,540              2          1,021         12,190          4,225
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                1,236,343              2         12,092         13,207          4,405
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $  1,258,539   $          2   $     11,902   $     12,786   $      4,228
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UGIN7(3)        WGIN1         UGIN9(2)        WGIN9         UGIN8(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         32   $          8   $         --   $         --   $         --
Variable account expenses                                           204            287             --             --             24
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (172)          (279)            --             --            (24)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             215            422             --             --         30,883
    Cost of investments sold                                        202            399             --             --         30,355
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     13             23             --             --            528
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     4,687          5,276              2              4              4
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    4,700          5,299              2              4            532
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      4,528   $      5,020   $          2   $          4   $        508
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     UHSC1          UHSC2          WHSC7          WHSC6         UHSC5(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         10   $        210   $        184   $        356   $         --
Variable account expenses                                            77          1,329            394            878            327
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (67)        (1,119)          (210)          (522)          (327)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             876         25,038          3,586         10,137         23,486
    Cost of investments sold                                        847         25,620          3,410          9,986         22,559
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     29           (582)           176            151            927
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     1,427         25,931          6,279         12,407          4,006
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    1,456         25,349          6,455         12,558          4,933
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      1,389   $     24,230   $      6,245   $     12,036   $      4,606
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     UHSC4          WHSC5          WHSC4          WHSC3         UHSC6(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        346   $         73   $        120   $        115   $         --
Variable account expenses                                         1,161            578            628            964            105
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (815)          (505)          (508)          (849)          (105)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          16,680          3,996          5,309         14,933            783
    Cost of investments sold                                     15,570          4,018          5,991         14,419            764
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  1,110            (22)          (682)           514             19
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    17,825          7,388          9,583         11,079          1,729
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   18,935          7,366          8,901         11,593          1,748
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     18,120   $      6,861   $      8,393   $     10,744   $      1,643
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WHSC8          WHSC2          WHSC1         UHSC9(2)        WHSC9
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         18   $        172   $        371   $         --   $         --
Variable account expenses                                           137          1,045          1,631             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (119)          (873)        (1,260)            --             --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           2,949            993          3,712             --             --
    Cost of investments sold                                      2,910            963          3,719             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     39             30             (7)            --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     1,944         11,092         18,167              2              1
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    1,983         11,122         18,160              2              1
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      1,864   $     10,249   $     16,900   $          2   $          1
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UHSC8(3)         EHY            EPH           PINC2          PINC1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $    264,448   $    147,011   $      1,591   $      4,405
Variable account expenses                                            38         34,280         19,635            399          1,135
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (38)       230,168        127,376          1,192          3,270
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              38        512,134        216,733            549         61,526
    Cost of investments sold                                         37        740,704        286,408            521         58,918
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      1       (228,570)       (69,675)            28          2,608
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       601        540,035        248,743           (117)        (2,637)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      602        311,465        179,068            (89)           (29)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        564   $    541,633   $    306,444   $      1,103   $      3,241
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       WINC5          WINC3          WINC8          WINC1          WINC9
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        363   $        583   $        800   $         32   $         --
Variable account expenses                                           638            236            279            132             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (275)           347            521           (100)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           8,660        289,465            310            181             --
    Cost of investments sold                                      8,436        288,877            310            179             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    224            588             --              2             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     2,083           (168)           (44)           488             --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    2,307            420            (44)           490             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      2,032   $        767   $        477   $        390   $         --
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       UIGR1          UIGR2          PIGR2          WIGR7          PIGR1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        400   $      5,006   $      1,493   $     19,232   $     33,545
Variable account expenses                                           779          9,711          1,845         26,744         48,259
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (379)        (4,705)          (352)        (7,512)       (14,714)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          19,213        211,009         36,556        320,849        579,726
    Cost of investments sold                                     18,059        202,524         43,616        469,974        796,905
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  1,154          8,485         (7,060)      (149,125)      (217,179)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    24,880        283,285         45,516        714,205      1,188,558
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   26,034        291,770         38,456        565,080        971,379
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     25,655   $    287,065   $     38,104   $    557,568   $    956,665
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UIGR5(3)        UIGR4           EPL           WIGR4          WIGR3
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        420   $      5,285   $     13,525   $     24,683   $     13,537
Variable account expenses                                         1,534         11,983         22,816         40,932         26,152
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,114)        (6,698)        (9,291)       (16,249)       (12,615)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          52,204        148,477        338,822        555,067      7,289,078
    Cost of investments sold                                     48,114        132,966        423,398        767,976      6,986,034
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  4,090         15,511        (84,576)      (212,909)       303,044
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    43,866        271,297        510,116        922,566        171,535
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   47,956        286,808        425,540        709,657        474,579
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     46,842   $    280,110   $    416,249   $    693,408   $    461,964
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UIGR6(3)        WIGR8          WIGR2          WIGR1         UIGR9(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         27   $         42   $      2,987   $      6,396   $         --
Variable account expenses                                         1,241            377          6,842         13,350              8
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,214)          (335)        (3,855)        (6,954)            (8)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          52,680          4,182         49,244         70,091          2,448
    Cost of investments sold                                     49,358          4,435         62,542         86,630          2,374
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  3,322           (253)       (13,298)       (16,539)            74
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    28,712          9,502        128,699        228,008            283
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   32,034          9,249        115,401        211,469            357
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     30,820   $      8,914   $    111,546   $    204,515   $        349
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WIGR9         UIGR8(3)         EPI           UINO1          UINO2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $        102   $        149   $        360   $      1,327
Variable account expenses                                            --            454            193          1,115          4,951
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --           (352)           (44)          (755)        (3,624)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --         18,401         23,626         15,102         34,084
    Cost of investments sold                                         --         17,731         36,517         17,525         42,327
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --            670        (12,891)        (2,423)        (8,243)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         4          8,938         13,666         34,633        141,460
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        4          9,608            775         32,210        133,217
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          4   $      9,256   $        731   $     31,455   $    129,593
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       UINO3          UINO4           EPN            ENO           UPRE1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        506   $      2,125   $      3,590   $         --   $          3
Variable account expenses                                         2,114          8,826         13,497         77,968             18
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,608)        (6,701)        (9,907)       (77,968)           (15)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          77,422        116,675      1,645,792      1,046,036             18
    Cost of investments sold                                     95,726        141,531      1,596,434      1,715,809             17
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (18,304)       (24,856)        49,358       (669,773)             1
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    62,304        211,398        253,776      2,211,785            501
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   44,000        186,542        303,134      1,542,012            502
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     42,392   $    179,841   $    293,227   $  1,464,044   $        487
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     UPRE2         WPRE7(2)        UPRE3         UPRE5(3)        UPRE4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        145   $         --   $         --   $         --   $         30
Variable account expenses                                           902             --             --             --          1,283
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (757)            --             --             --         (1,253)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          17,897             --             --             --          1,184
    Cost of investments sold                                     17,146             --             --             --          1,073
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    751             --             --             --            111
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    18,833              1              2              2         26,725
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   19,584              1              2              2         26,836
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     18,827   $          1   $          2   $          2   $     25,583
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WPRE5(3)       WPRE4(2)       WPRE3(2)       UPRE6(3)       WPRE8(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            40             --             --             27             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (40)            --             --            (27)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              40             --             --             26             --
    Cost of investments sold                                         34             --             --             25             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      6             --             --              1             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       972              1              1            536              2
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      978              1              1            537              2
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        938   $          1   $          1   $        510   $          2
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UPRE7(3)       UPRE9(2)       UPRE8(3)        UVIS1          UVIS2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            --             --             --          1,201         13,160
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --             --             --         (1,201)       (13,160)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --             --             --         28,282        157,101
    Cost of investments sold                                         --             --             --         31,436        220,563
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             --             --         (3,154)       (63,462)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         2              1              2         38,348        396,349
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        2              1              2         35,194        332,887
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          2   $          1   $          2   $     33,993   $    319,727
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     PVIS2          WVIS7          PVIS1          UVIS3         UVIS5(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                         1,482         19,369         26,068          4,846             73
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,482)       (19,369)       (26,068)        (4,846)           (73)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           6,948        284,353        358,132        152,721            104
    Cost of investments sold                                      9,071        546,640        595,498        244,841             97
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (2,123)      (262,287)      (237,366)       (92,120)             7
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    38,476        716,495        829,259        190,667          1,284
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   36,353        454,208        591,893         98,547          1,291
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     34,871   $    434,839   $    565,825   $     93,701   $      1,218
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     UVIS4           EPT           WVIS4          WVIS3         UVIS6(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                        21,045          9,479         27,999         20,393            102
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (21,045)        (9,479)       (27,999)       (20,393)          (102)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         346,228         61,375        374,309        324,431            151
    Cost of investments sold                                    430,350         92,011        666,543        605,942            135
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (84,122)       (30,636)      (292,234)      (281,511)            16
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   532,720        223,467        829,398        654,271          2,055
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  448,598        192,831        537,164        372,760          2,071
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    427,553   $    183,352   $    509,165   $    352,367   $      1,969
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WVIS8          WVIS2          WVIS1         UVIS9(2)        WVIS9
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            --          3,739          7,956             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --         (3,739)        (7,956)            --             --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --         44,423         46,335             --             --
    Cost of investments sold                                         --         77,505         79,656             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --        (33,082)       (33,321)            --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         2         97,934        165,205             --              2
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        2         64,852        131,884             --              2
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          2   $     61,113   $    123,928   $         --   $          2
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UVIS8(3)         EVO            EPV            EMC           SMCC2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $      6,977   $     15,720   $         --   $         --
Variable account expenses                                            --         15,123         57,396         10,503          8,743
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --         (8,146)       (41,676)       (10,503)        (8,743)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --        178,424        568,391        138,656        354,275
    Cost of investments sold                                         --        341,084      1,211,696        141,896        390,219
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --       (162,660)      (643,305)        (3,240)       (35,944)
Distributions from capital gains                                     --             --             --         41,282         28,682
Net change in unrealized appreciation or
  depreciation of investments                                         2        395,234      1,537,359        268,906        220,702
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        2        232,574        894,054        306,948        213,440
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          2   $    224,428   $    852,378   $    296,445   $    204,697
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     SMCC1           EPR           SPRM2          SPRM1         USAP1(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                        20,508         15,747          4,344         18,012             64
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (20,508)       (15,747)        (4,344)       (18,012)           (64)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         922,664        579,196        125,941      1,329,845             64
    Cost of investments sold                                    968,681        625,672        135,296      1,378,640             62
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (46,017)       (46,476)        (9,355)       (48,795)             2
Distributions from capital gains                                 59,741         81,314         21,394         71,483             --
Net change in unrealized appreciation or
  depreciation of investments                                   482,401        353,958         89,796        346,007          1,256
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  496,125        388,796        101,835        368,695          1,258
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    475,617   $    373,049   $     97,491   $    350,683   $      1,194
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    USAP2(3)       WSAP7(2)       USAP3(3)       USAP5(3)       USAP4(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                           157             --             38            830          1,035
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (157)            --            (38)          (830)        (1,035)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             157             --            618         10,843          2,321
    Cost of investments sold                                        148             --            627         10,297          2,224
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      9             --             (9)           546             97
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     3,281              1            725         13,476         17,432
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    3,290              1            716         14,022         17,529
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      3,133   $          1   $        678   $     13,192   $     16,494
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WSAP5(3)       WSAP4(2)       WSAP3(2)       USAP6(3)       WSAP8(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            80             --             --          1,026              5
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (80)            --             --         (1,026)            (5)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              58             --             --         15,673              4
    Cost of investments sold                                         57             --             --         15,156              4
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      1             --             --            517             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     1,287              1              1         12,826            163
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    1,288              1              1         13,343            163
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      1,208   $          1   $          1   $     12,317   $        158
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    USAP7(3)       USAP9(2)       USAP8(3)       USGR1(3)       USGR2(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         94   $        194
Variable account expenses                                           494             --             48             38            169
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (494)            --            (48)            56             25
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           4,240             --             49             64            170
    Cost of investments sold                                      3,979             --             47             61            157
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    261             --              2              3             13
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     6,224              1            545          1,667          5,478
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    6,485              1            547          1,670          5,491
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      5,991   $          1   $        499   $      1,726   $      5,516
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WSGR7(2)       USGR3(3)       USGR5(3)       USGR4(3)       WSGR5(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         21   $        220   $          9   $         39
Variable account expenses                                            --             23            280             14             25
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --             (2)           (60)            (5)            14
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --             22          1,805          5,062             17
    Cost of investments sold                                         --             21          1,770          4,954             15
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --              1             35            108              2
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         1            610          6,522            175            668
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        1            611          6,557            283            670
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          1   $        609   $      6,497   $        278   $        684
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WSGR4(2)       WSGR3(2)       USGR6(3)       WSGR8(3)       USGR7(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        134   $         --   $        390   $         --   $         28
Variable account expenses                                            44             --            606             --             39
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      90             --           (216)            --            (11)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              44             --          3,037             --             39
    Cost of investments sold                                         42             --          2,728             --             37
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      2             --            309             --              2
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     2,247              1         12,352              1            864
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    2,249              1         12,661              1            866
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      2,339   $          1   $     12,445   $          1   $        855
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    USGR9(2)       USGR8(3)       USIE1(3)       USIE2(3)       WSIE7(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $          4   $         53   $         --
Variable account expenses                                            --             --              3             54             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --             --              1             (1)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --             --             48             54             --
    Cost of investments sold                                         --             --             46             45             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             --              2              9             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         1              1            171          2,411              2
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        1              1            173          2,420              2
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          1   $          1   $        174   $      2,419   $          2
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    USIE3(3)       USIE5(3)       USIE4(3)       WSIE5(3)       WSIE4(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --             --             --             --             --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --             --             --             --             --
    Cost of investments sold                                         --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             --             --             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         2              2              2              2              2
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        2              2              2              2              2
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          2   $          2   $          2   $          2   $          2
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WSIE3(2)       USIE6(3)       WSIE8(3)       USIE7(3)       USIE9(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         40   $         --
Variable account expenses                                            --             --             --             55             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --             --             --            (15)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --             --             --          1,331             --
    Cost of investments sold                                         --             --             --          1,236             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             --             --             95             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         2              2              2          1,509              2
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        2              2              2          1,604              2
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          2   $          2   $          2   $      1,589   $          2
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    USIE8(3)       USIG1(3)       USIG2(3)       WSIG7(2)       USIG3(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $        216   $        717   $          2   $        144
Variable account expenses                                            --             61            224              1             51
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --            155            493              1             93
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --             80         10,358             --             --
    Cost of investments sold                                         --             82         10,624             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             (2)          (266)            --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         2           (167)          (459)             4             (5)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        2           (169)          (725)             4             (5)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          2   $        (14)  $       (232)  $          5   $         88
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    USIG5(3)       USIG4(3)       WSIG5(3)       WSIG4(2)       WSIG3(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      1,386   $         69   $        615   $          2   $          2
Variable account expenses                                           510             26            246              1              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     876             43            369              1              1
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             955            710             35             --             --
    Cost of investments sold                                        956            705             35             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (1)             5             --             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (544)            (4)          (156)             4              4
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (545)             1           (156)             4              4
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        331   $         44   $        213   $          5   $          5
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    USIG6(3)       WSIG8(3)       USIG7(3)       USIG9(2)       USIG8(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        969   $        300   $        159   $          2   $         72
Variable account expenses                                           420            137             74              1             38
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     549            163             85              1             34
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           1,732            523            659             --             --
    Cost of investments sold                                      1,734            518            656             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (2)             5              3             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        22            (93)            43              4              7
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       20            (88)            46              4              7
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        569   $         75   $        131   $          5   $         41
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    USME1(3)       USME2(3)       WSME7(2)       USME3(3)       USME5(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $          4   $         20   $         --   $         21   $        231
Variable account expenses                                             3             28             --              7            215
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                       1             (8)            --             14             16
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              26             28             --              6         15,246
    Cost of investments sold                                         26             23             --              6         14,938
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --              5             --             --            308
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        30            963              1            225          4,811
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       30            968              1            225          5,119
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         31   $        960   $          1   $        239   $      5,135
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    USME4(3)       WSME5(3)       WSME4(2)       WSME3(2)       USME6(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         29   $         38   $         --   $         --   $         85
Variable account expenses                                            21             30             --             --            111
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                       8              8             --             --            (26)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              16             30             --             --            544
    Cost of investments sold                                         15             28             --             --            513
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      1              2             --             --             31
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       511            732              1              1          1,911
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      512            734              1              1          1,942
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        520   $        742   $          1   $          1   $      1,916
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WSME8(3)       USME7(3)       USME9(2)       USME8(3)       USSV1(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         26   $         --   $         14   $          9
Variable account expenses                                            --             29             --             13             12
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --             (3)            --              1             (3)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --            732             --             14             12
    Cost of investments sold                                         --            701             --             13             11
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             31             --              1              1
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         2            554              1            203            383
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        2            585              1            204            384
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          2   $        582   $          1   $        205   $        381
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    USSV2(3)       WSSV7(2)       USSV3(3)       USSV5(3)       USSV4(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         65   $          2   $         79   $        149   $         60
Variable account expenses                                           141              1             55            341            143
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (76)             1             24           (192)           (83)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             473          1,943             55          9,072          4,194
    Cost of investments sold                                        407          1,924             52          8,656          3,810
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     66             19              3            416            384
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     5,919             15          3,159         11,109          4,564
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    5,985             34          3,162         11,525          4,948
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      5,909   $         35   $      3,186   $     11,333   $      4,865
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WSSV5(3)       WSSV4(2)       WSSV3(2)       USSV6(3)       WSSV8(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $          3   $         --   $         --   $        231   $          4
Variable account expenses                                             5             --             --            614             12
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (2)            --             --           (383)            (8)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                               6             --             --          8,030             12
    Cost of investments sold                                          5             --             --          6,983             11
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      1             --             --          1,047              1
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       179              1              1         16,705            324
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      180              1              1         17,752            325
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        178   $          1   $          1   $     17,369   $        317
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    USSV7(3)       USSV9(2)       USSV8(3)       USVI1(3)       USVI2(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         29   $         --   $          5   $         --   $         64
Variable account expenses                                            83             --             14             --             48
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (54)            --             (9)            --             16
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           1,998             --             14             --             48
    Cost of investments sold                                      1,843             --             13             --             41
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    155             --              1             --              7
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     2,049              1            303             18          1,483
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    2,204              1            304             18          1,490
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      2,150   $          1   $        295   $         18   $      1,506
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WSVI7(2)       USVI3(3)       USVI5(3)       USVI4(3)       WSVI5(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         66   $        333   $        549   $         61
Variable account expenses                                            --             46            226            307             51
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --             20            107            242             10
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --         14,739         18,979          7,800             51
    Cost of investments sold                                         --         13,924         18,163          7,631             46
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --            815            816            169              5
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         1            167          4,649          7,016          1,100
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        1            982          5,465          7,185          1,105
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          1   $      1,002   $      5,572   $      7,427   $      1,115
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WSVI4(2)       WSVI3(2)       USVI6(3)       WSVI8(3)       USVI7(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $        783   $         19   $        130
Variable account expenses                                            --             --            737              5            131
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --             --             46             14             (1)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --             --            570              4            570
    Cost of investments sold                                         --             --            507              4            497
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             --             63             --             73
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         1              1         14,136            159          2,439
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        1              1         14,199            159          2,512
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          1   $          1   $     14,245   $        173   $      2,511
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    USVI9(2)       USVI8(3)         ETV           SVLU2          SVLU1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         54   $      1,823   $      1,122   $      3,565
Variable account expenses                                            --             45         12,677         12,236         32,443
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --              9        (10,854)       (11,114)       (28,878)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --             45        345,878        858,680      1,038,646
    Cost of investments sold                                         --             43        350,576        826,690      1,005,057
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --              2         (4,698)        31,990         33,589
Distributions from capital gains                                     --             --         18,338         11,287         35,866
Net change in unrealized appreciation or
  depreciation of investments                                         1            705        304,152        218,923        632,978
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        1            707        317,792        262,200        702,433
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          1   $        716   $    306,938   $    251,086   $    673,555
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     UVCP1          UVCP2         WVCP7(2)        UVCP3         UVCP5(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         80   $      1,675   $         --   $      1,787   $         --
Variable account expenses                                           295          6,478              9          2,247            607
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (215)        (4,803)            (9)          (460)          (607)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           7,271         71,488              9        171,859          1,943
    Cost of investments sold                                      6,557         73,915              9        144,316          1,795
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    714         (2,427)            --         27,543            148
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     9,101        193,492            502         21,048         13,952
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    9,815        191,065            502         48,591         14,100
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      9,600   $    186,262   $        493   $     48,131   $     13,493
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     UVCP4          WVCP5         WVCP4(2)        WVCP3         UVCP6(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      2,800   $        227   $         --   $        131   $         --
Variable account expenses                                         7,348          2,177             40            358          1,110
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (4,548)        (1,950)           (40)          (227)        (1,110)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           9,144         64,688             39            889          1,092
    Cost of investments sold                                      8,232         61,555             37            790          1,044
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    912          3,133              2             99             48
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   162,461         54,682          2,030          7,834         20,487
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  163,373         57,815          2,032          7,933         20,535
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    158,825   $     55,865   $      1,992   $      7,706   $     19,425
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WVCP8         UVCP7(3)        WVCP1         UVCP9(2)        WVCP9
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         56   $         --   $         16   $         --   $         69
Variable account expenses                                           900          1,452            430              9            152
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (844)        (1,452)          (414)            (9)           (83)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           7,592          2,885          1,643              9            190
    Cost of investments sold                                      7,194          2,746          1,510              9            144
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    398            139            133             --             46
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    18,531         30,337          9,207            350          2,181
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   18,929         30,476          9,340            350          2,227
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     18,085   $     29,024   $      8,926   $        341   $      2,144
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UVCP8(3)        UVGI1          UVGI2         WVGI7(2)        UVGI3
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         26   $        528   $         --   $         65
Variable account expenses                                           166            153          3,222             --            337
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (166)          (127)        (2,694)            --           (272)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           3,990            136          3,733             --          2,798
    Cost of investments sold                                      3,873            127          3,558             --          2,488
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    117              9            175             --            310
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     2,754          6,525        101,628              2          8,988
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    2,871          6,534        101,803              2          9,298
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      2,705   $      6,407   $     99,109   $          2   $      9,026
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UVGI5(3)        UVGI4          WVGI5         WVGI4(2)        WVGI3
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $        693   $          4   $         --   $         29
Variable account expenses                                           635          2,083          1,146             31            296
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (635)        (1,390)        (1,142)           (31)          (267)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          23,566          4,736          5,879             31          7,829
    Cost of investments sold                                     23,131          4,666          5,489             29          7,323
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    435             70            390              2            506
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    17,152         46,974         26,911          1,388          5,929
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   17,587         47,044         27,301          1,390          6,435
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     16,952   $     45,654   $     26,159   $      1,359   $      6,168
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UVGI6(3)        WVGI8         UVGI7(3)        WVGI1         UVGI9(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $          2   $         --   $         --   $         --
Variable account expenses                                           495             21          1,018             24             10
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (495)           (19)        (1,018)           (24)           (10)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           1,021             21            707             24             10
    Cost of investments sold                                        986             19            669             24              9
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     35              2             38             --              1
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    12,246            441         18,609            888            416
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   12,281            443         18,647            888            417
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     11,786   $        424   $     17,629   $        864   $        407
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WVGI9         UVGI8(3)        UVRE1          UVRE2         WVRE7(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            --             20             76          1,189              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --            (20)           (76)        (1,189)            (1)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --             21          2,774         36,638              1
    Cost of investments sold                                         --             19          2,567         38,064              1
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --              2            207         (1,426)            --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         3            401          2,373         35,830            (15)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        3            403          2,580         34,404            (15)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          3   $        383   $      2,504   $     33,215   $        (16)
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     UVRE3         UVRE5(3)        UVRE4          WVRE5         WVRE4(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                             4            105            455            119              4
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (4)          (105)          (455)          (119)            (4)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                               4            105          1,289            105              4
    Cost of investments sold                                          4            102          1,205             98              4
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --              3             84              7             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       116          2,274         10,886          2,629             94
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      116          2,277         10,970          2,636             94
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        112   $      2,172   $     10,515   $      2,517   $         90
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WVRE3         UVRE6(3)        WVRE8         UVRE7(3)        WVRE1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            37            149            169            409             18
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (37)          (149)          (169)          (409)           (18)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              38            149            542          5,207             19
    Cost of investments sold                                         36            141            488          4,927             18
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      2              8             54            280              1
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       931          2,759          3,775          7,397            313
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      933          2,767          3,829          7,677            314
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        896   $      2,618   $      3,660   $      7,268   $        296
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UVRE9(2)        WVRE9         UVRE8(3)         EIC           SISM2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $      1,395   $        661
Variable account expenses                                             2             --             80         24,798          3,229
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (2)            --            (80)       (23,403)        (2,568)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                               2             --             80      3,408,756         22,302
    Cost of investments sold                                          2             --             76      3,548,731         37,679
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             --              4       (139,975)       (15,377)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        43              3          1,283      1,006,329        103,067
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       43              3          1,287        866,354         87,690
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         41   $          3   $      1,207   $    842,951   $     85,122
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       SISM1           EUC           SUSC2          SUSC1          WAAL7
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        987   $         --   $         --   $         --   $     65,498
Variable account expenses                                         4,999          5,023          1,270         10,574         49,368
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (4,012)        (5,023)        (1,270)       (10,574)        16,130
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         100,859        227,686          5,877        184,131        540,167
    Cost of investments sold                                    134,138        237,460          5,509        188,001        673,046
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (33,279)        (9,774)           368         (3,870)      (132,879)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   157,485        134,153         29,196        238,171        877,219
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  124,206        124,379         29,564        234,301        744,340
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    120,194   $    119,356   $     28,294   $    223,727   $    760,470
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WAAL6          WAAL5          WAAL4          WAAL3         WAAL8(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $    101,833   $     15,138   $    114,710   $    104,728   $        406
Variable account expenses                                        79,969         12,642        103,771         96,748            320
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  21,864          2,496         10,939          7,980             86
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         860,903        315,617      1,026,055        587,396            320
    Cost of investments sold                                  1,022,705        351,105      1,260,041        704,318            302
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (161,802)       (35,488)      (233,986)      (116,922)            18
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,332,678        206,041      1,550,266      1,306,389          5,236
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                1,170,876        170,553      1,316,280      1,189,467          5,254
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $  1,192,740   $    173,049   $  1,327,219   $  1,197,447   $      5,340
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WAAL2          WAAL1         WAAL9(1)        WEQI7          WEQI6
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     18,398   $     35,515   $      2,012   $     28,150   $     50,889
Variable account expenses                                        18,994         36,793          1,801         21,640         40,491
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (596)        (1,278)           211          6,510         10,398
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         185,327        375,208          3,170        254,834        646,104
    Cost of investments sold                                    238,308        413,732          2,965        319,112        761,527
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (52,981)       (38,524)           205        (64,278)      (115,423)
Distributions from capital gains                                     --             --             --         44,850         85,899
Net change in unrealized appreciation or
  depreciation of investments                                   261,535        453,396         21,585        411,917        740,754
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  208,554        414,872         21,790        392,489        711,230
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    207,958   $    413,594   $     22,001   $    398,999   $    721,628
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       WEQI5          WEQI4          WEQI3          SEQI1          WEQI2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     14,682   $     37,229   $     45,677   $      6,346   $      7,221
Variable account expenses                                        12,624         33,717         43,579          6,297          7,514
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   2,058          3,512          2,098             49           (293)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         219,799        300,787        489,491         75,315         33,579
    Cost of investments sold                                    238,551        353,226        586,376         82,353         41,869
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (18,752)       (52,439)       (96,885)        (7,038)        (8,290)
Distributions from capital gains                                 24,663         60,640         72,457          9,626         11,331
Net change in unrealized appreciation or
  depreciation of investments                                   197,128        517,524        656,301         84,312         98,302
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  203,039        525,725        631,873         86,900        101,343
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    205,097   $    529,237   $    633,971   $     86,949   $    101,050
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WEQI1         WEQI9(1)        WEQV7          WEQV6          WEQV5
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     18,533   $         --   $      8,784   $     12,533   $      1,820
Variable account expenses                                        19,411             --          6,432          9,591          1,556
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (878)            --          2,352          2,942            264
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          86,175             --         80,903        181,828         39,428
    Cost of investments sold                                     93,677             --         91,963        212,149         51,181
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (7,502)            --        (11,060)       (30,321)       (11,753)
Distributions from capital gains                                 29,462             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   242,113              2        127,315        194,054         34,186
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  264,073              2        116,255        163,733         22,433
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    263,195   $          2   $    118,607   $    166,675   $     22,697
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WEQV4          WEQV3         WEQV8(1)        WEQV2          WEQV1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     10,683   $     10,226   $         --   $      4,852   $      5,694
Variable account expenses                                         9,296          8,966             --          4,865          5,686
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   1,387          1,260             --            (13)             8
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          84,036        101,842             --          8,047         29,974
    Cost of investments sold                                    102,792        124,414             --         10,726         35,481
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (18,756)       (22,572)            --         (2,679)        (5,507)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   162,162        152,524              1         66,511         81,744
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  143,406        129,952              1         63,832         76,237
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    144,793   $    131,212   $          1   $     63,819   $     76,245
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WEQV9(1)        WGRO7          WGRO6          WGRO5          WGRO4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            --          3,121          5,931          2,101          3,247
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --         (3,121)        (5,931)        (2,101)        (3,247)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --        114,113         51,844          2,479         72,777
    Cost of investments sold                                         --        143,662         78,732          3,430        105,984
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --        (29,549)       (26,888)          (951)       (33,207)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         1         83,405        126,573         33,744         80,623
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        1         53,856         99,685         32,793         47,416
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          1   $     50,735   $     93,754   $     30,692   $     44,169
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WGRO3         WGRO8(1)        WGRO2          WGRO1         WGRO9(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                         5,411             --          1,273          1,623             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (5,411)            --         (1,273)        (1,623)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          13,826             --         35,120         13,896             --
    Cost of investments sold                                     16,633             --         55,624         16,450             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (2,807)            --        (20,504)        (2,554)            --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    80,572              2         36,366         22,863              2
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   77,765              2         15,862         20,309              2
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     72,354   $          2   $     14,589   $     18,686   $          2
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       WIEQ7          WIEQ6          WIEQ5          WIEQ4          WIEQ3
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        485   $      1,064   $        158   $        750   $      1,153
Variable account expenses                                         1,757          4,460            778          3,433          5,449
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,272)        (3,396)          (620)        (2,683)        (4,296)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          27,152         36,096         17,529         19,318         42,604
    Cost of investments sold                                     33,487         49,978         20,743         22,973         54,471
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (6,335)       (13,882)        (3,214)        (3,655)       (11,867)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    48,142        118,861         19,393         75,337        117,559
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   41,807        104,979         16,179         71,682        105,692
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     40,535   $    101,583   $     15,559   $     68,999   $    101,396
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WIEQ8(1)        WIEQ2          WIEQ1         WIEQ9(1)        WLCG7
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         84   $        395   $         --   $         --
Variable account expenses                                            --            481          2,174             --         61,840
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --           (397)        (1,779)            --        (61,840)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --            531          6,524             --        477,035
    Cost of investments sold                                         --            565          7,033             --        767,647
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --            (34)          (509)            --       (290,612)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         2          8,971         43,398              2      1,475,360
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        2          8,937         42,889              2      1,184,748
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          2   $      8,540   $     41,110   $          2   $  1,122,908
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WLCG6          WLCG5          WLCG4          WLCG3         WLCG8(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                        89,767         18,821        105,935         89,177             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (89,767)       (18,821)      (105,935)       (89,177)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       1,186,398        175,185        602,550        708,677             --
    Cost of investments sold                                  1,648,328        235,078        856,938      1,032,254             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (461,930)       (59,893)      (254,388)      (323,577)            --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 2,133,237        369,579      1,965,342      1,674,802              1
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                1,671,307        309,686      1,710,954      1,351,225              1
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $  1,581,540   $    290,865   $  1,605,019   $  1,262,048   $          1
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WLCG2          WLCG1         WLCG9(1)        WMMK7          WMMK6
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $     15,546   $     21,968
Variable account expenses                                        22,578         34,840          1,458         27,428         43,296
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (22,578)       (34,840)        (1,458)       (11,882)       (21,328)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         154,096        148,523          8,363      1,323,012      2,834,447
    Cost of investments sold                                    235,793        202,839          7,474      1,325,458      2,837,733
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (81,697)       (54,316)           889         (2,446)        (3,286)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   396,574        526,957         21,117         (1,198)        (1,285)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  314,877        472,641         22,006         (3,644)        (4,571)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    292,299   $    437,801   $     20,548   $    (15,526)  $    (25,899)
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WMMK5          WMMK4          WMMK3         WMMK8(1)        WMMK2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      4,819   $     33,588   $     30,759   $          1   $      7,933
Variable account expenses                                        11,169         72,383         68,868              5         19,522
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (6,350)       (38,795)       (38,109)            (4)       (11,589)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         673,888      2,211,428      5,802,617              4        587,102
    Cost of investments sold                                    674,344      2,214,701      5,808,054              4        587,987
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (456)        (3,273)        (5,437)            --           (885)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (513)        (4,761)        (1,403)            --           (937)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (969)        (8,034)        (6,840)            --         (1,822)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (7,319)  $    (46,829)  $    (44,949)  $         (4)  $    (13,411)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WMMK1         WMMK9(1)        WSCG7          WSCG6          WSCG5
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      7,916   $          1   $         --   $         --   $         --
Variable account expenses                                        19,958              6         10,445         11,651          5,560
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (12,042)            (5)       (10,445)       (11,651)        (5,560)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         270,604              5        140,870        127,410         35,499
    Cost of investments sold                                    271,120              5        316,608        282,739         46,459
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (516)            --       (175,738)      (155,329)       (10,960)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (1,352)            --        482,970        477,286        152,462
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (1,868)            --        307,232        321,957        141,502
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (13,910)  $         (5)  $    296,787   $    310,306   $    135,942
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WSCG4          WSCG3         WSCG8(1)        WSCG2          WSCG1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                        16,944         12,989             --          3,196          5,944
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (16,944)       (12,989)            --         (3,196)        (5,944)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          93,036        152,258             --          8,864         12,187
    Cost of investments sold                                    167,386        303,751             --         16,889         19,578
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (74,350)      (151,493)            --         (8,025)        (7,391)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   494,595        453,119              2         77,048        134,238
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  420,245        301,626              2         69,023        126,847
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    403,301   $    288,637   $          2   $     65,827   $    120,903
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WSCG9(1)        WCBD7          WCBD6          WCBD5          WCBD4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $     64,343   $    120,171   $     10,265   $     78,735
Variable account expenses                                            --         18,431         35,858          3,510         26,922
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --         45,912         84,313          6,755         51,813
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --        442,361        495,101         65,311        654,168
    Cost of investments sold                                         --        426,628        478,633         63,159        631,855
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --         15,733         16,468          2,152         22,313
Distributions from capital gains                                     --         19,960         36,409          3,192         23,510
Net change in unrealized appreciation or
  depreciation of investments                                         2         20,408         47,970          3,724         26,523
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        2         56,101        100,847          9,068         72,346
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          2   $    102,013   $    185,160   $     15,823   $    124,159
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WCBD3         WCBD8(1)        WCBD2          WCBD1         WCBD9(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     84,123   $          1   $     52,721   $     30,678   $          1
Variable account expenses                                        29,872             --         20,840         12,580             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  54,251              1         31,881         18,098              1
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         764,724             --         27,362         33,167             --
    Cost of investments sold                                    738,914             --         25,822         32,659             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 25,810             --          1,540            508             --
Distributions from capital gains                                 25,398             --         15,602          9,148             --
Net change in unrealized appreciation or
  depreciation of investments                                    23,051             --         31,319         17,830             --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   74,259             --         48,461         27,486             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    128,510   $          1   $     80,342   $     45,584   $          1
===================================================================================================================================

(1) For the period March 3, 2003 (commencement of operations) to Dec. 31, 2003.
(2) For the period Nov. 6, 2003 (commencement of operations) to Dec. 31, 2003.
(3) For the period Jan. 29, 2003 (commencement of operations) to Dec. 31, 2003.
(4) For the period Dec. 8, 2003 (commencement of operations) to Dec. 31, 2003.
(5) For the period April 7, 2003 (commencement of operations) to Dec. 31, 2003.
(6) For the period April 14, 2003 (commencement of operations) to Dec. 31, 2003.

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003                                   PBCA2          WBCA7          PBCA1           EVB           WBCA5
OPERATIONS
Investment income (loss) -- net                            $         --   $     (1,542)  $     (2,110)  $       (946)  $       (476)
Net realized gain (loss) on sales of investments                   (313)       (19,779)       (50,023)       (35,551)        (7,197)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       500        136,112        185,878         79,224         28,598
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         187        114,791        133,745         42,727         20,925
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          300          3,958         11,213         11,160          7,095
Net transfers(1)                                                   (847)        21,767        (16,840)       (25,962)         8,502
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (1,222)       (31,619)       (19,692)       (24,292)       (24,389)
    Death benefits                                                   --         (3,506)            --         (3,305)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   (1,769)        (9,400)       (25,319)       (42,399)        (8,792)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   1,605        462,183        582,798        226,612         89,997
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         23   $    567,574   $    691,224   $    226,940   $    102,130
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            2,646        801,170        963,703        406,216        156,883
Contract purchase payments                                          441          5,727         19,229         17,847         10,987
Net transfers(1)                                                 (1,338)        30,186        (43,480)       (51,759)        13,829
Contract terminations:
    Surrender benefits and contract charges                      (1,749)       (50,085)       (31,181)       (42,651)       (40,014)
    Death benefits                                                   --         (5,569)            --         (5,980)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --        781,429        908,271        323,673        141,685
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       WBCA4          WBCA3          SBCA1          WBCA2          WBCA1
OPERATIONS
Investment income (loss) -- net                            $     (2,725)  $     (3,523)  $     (4,412)  $     (1,064)  $     (1,445)
Net realized gain (loss) on sales of investments                (14,073)      (102,180)       (27,353)        (3,027)        (1,192)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   129,671        243,820        175,444         36,722         46,291
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     112,873        138,117        143,679         32,631         43,654
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        2,372         96,433          1,030         16,467         61,507
Net transfers(1)                                                  8,008        108,708        143,984         29,691         29,189
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (11,378)       (37,386)       (55,153)       (12,168)        (1,605)
    Death benefits                                                   --         (2,145)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                     (998)       165,610         89,861         33,990         89,091
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 443,002        459,940        567,958        110,963        135,646
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    554,877   $    763,667   $    801,498   $    177,584   $    268,391
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          773,317        804,451        973,865        194,807        238,439
Contract purchase payments                                        3,614        150,635          1,767         24,558         95,988
Net transfers(1)                                                 12,366        171,838        203,721         48,362         44,788
Contract terminations:
    Surrender benefits and contract charges                     (18,057)       (59,483)       (83,430)       (18,990)        (2,604)
    Death benefits                                                   --         (3,364)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                771,240      1,064,077      1,095,923        248,737        376,611
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       WBCA9          WCAR7          WCAR6           ECR           WCAR4
OPERATIONS
Investment income (loss) -- net                            $         --   $       (247)  $       (556)  $    (50,106)  $     (1,393)
Net realized gain (loss) on sales of investments                     --         (1,683)        (6,793)      (518,164)        (1,680)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         2         12,386         29,367      2,128,204         42,481
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           2         10,456         22,018      1,559,934         39,408
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           10            459         10,714         32,534        111,336
Net transfers(1)                                                     --           (107)        13,793         (7,957)        46,599
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --           (388)            --
Contract terminations:
    Surrender benefits and contract charges                          --            (60)        (5,934)      (585,478)          (515)
    Death benefits                                                   --             --             --        (26,992)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       10            292         18,573       (588,281)       157,420
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --         38,851         72,762      6,015,366         99,877
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         12   $     49,599   $    113,353   $  6,987,019   $    296,705
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --         75,058        140,649      5,115,617        194,333
Contract purchase payments                                           --            841         20,100         24,497        183,118
Net transfers(1)                                                     --           (746)        20,362         (9,172)        76,722
Contract terminations:
    Surrender benefits and contract charges                          --           (103)        (9,384)      (446,587)          (880)
    Death benefits                                                   --             --             --        (21,016)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --         75,050        171,727      4,663,339        453,293
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WCAR3          SCAR1          WCAR2          WCAR1        WCAR9(2)
OPERATIONS
Investment income (loss) -- net                            $     (1,209)  $       (819)  $       (471)  $         --   $         --
Net realized gain (loss) on sales of investments                (37,858)        (2,688)        (1,644)            --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    77,984         24,823         14,624              2              2
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      38,917         21,316         12,509              2              2
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        7,075            336         37,833             20             20
Net transfers(1)                                                134,837         28,741             --             --             --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (300)        (2,809)        (4,347)            --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  141,612         26,268         33,486             20             20
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  70,631         75,273         40,543             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    251,160   $    122,857   $     86,538   $         22   $         22
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          137,616        143,630         79,332             --             --
Contract purchase payments                                       13,216            567         61,594             --             --
Net transfers(1)                                                234,100         44,977             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (508)        (4,832)        (7,709)            --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                384,424        184,342        133,217             --             --
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     UCMG1          UCMG2          PCMG2        WCMG7(3)         PCMG1
OPERATIONS
Investment income (loss) -- net                            $     (3,722)  $    (17,096)  $       (584)  $       (141)  $    (14,592)
Net realized gain (loss) on sales of investments                     (1)           (16)            (1)            --             (8)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         1             16             --             --              8
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (3,722)       (17,096)          (585)          (141)       (14,592)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        1,625        482,535             --        177,750         59,685
Net transfers(1)                                                183,448        613,962        (84,593)        26,319       (731,016)
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (63,045)      (324,126)       (11,345)            --        (74,043)
    Death benefits                                                   --             --             --             --       (110,063)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       --        772,371        (95,938)       204,069       (855,437)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 738,175      2,964,813        173,058             --      2,707,393
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    856,481   $  3,720,088   $     76,535   $    203,928   $  1,837,364
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          697,432      2,932,646        160,664             --      2,516,248
Contract purchase payments                                        1,551        478,489             --        176,812         55,616
Net transfers(1)                                                173,909        611,701        (78,592)        26,344       (679,368)
Contract terminations:
    Surrender benefits and contract charges                     (59,661)      (321,359)       (10,543)            --        (69,102)
    Death benefits                                                   --             --             --             --       (102,953)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                813,231      3,701,477         71,529        203,156      1,720,441
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   UCMG5(4)         UCMG4           EMS          WCMG4(3)        SCMG2
OPERATIONS
Investment income (loss) -- net                            $       (513)  $    (23,353)  $    (73,423)  $         (5)  $    (37,012)
Net realized gain (loss) on sales of investments                     --             (7)            (8)            --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --              7              9             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (513)       (23,353)       (73,422)            (5)       (37,012)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      137,456        366,333        784,279          1,000      2,845,539
Net transfers(1)                                                152,912       (314,334)    (3,953,587)        14,875       (405,491)
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --         (4,995)
Contract terminations:
    Surrender benefits and contract charges                        (216)      (388,148)      (970,678)            --     (4,115,824)
    Death benefits                                                   --         (1,245)       (28,031)            --       (205,896)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  290,152       (337,394)    (4,168,017)        15,875     (1,886,667)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --      3,283,741     10,805,761             --      4,476,750
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    289,639   $  2,922,994   $  6,564,322   $     15,870   $  2,553,071
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --      3,129,964      8,571,906             --      4,222,295
Contract purchase payments                                      138,224        350,520        624,145             --      2,738,483
Net transfers(1)                                                154,118       (298,071)    (3,146,589)        14,895       (389,417)
Contract terminations:
    Surrender benefits and contract charges                        (218)      (371,437)      (772,949)            --     (3,963,909)
    Death benefits                                                   --         (1,190)       (22,264)            --       (197,351)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                292,124      2,809,786      5,254,249         14,895      2,410,101
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   UCMG6(4)         SCMG1        UCMG7(4)        WCMG1         UCMG9(3)
OPERATIONS
Investment income (loss) -- net                            $     (2,256)  $   (129,914)  $     (1,579)  $        (42)  $         (9)
Net realized gain (loss) on sales of investments                     --            (18)            --              1             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --             19             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (2,256)      (129,913)        (1,579)           (41)            (9)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      229,779        676,500        539,768          2,972          1,000
Net transfers(1)                                                859,205     (2,792,685)      (185,411)        71,108         22,877
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (86)    (1,778,178)            (1)            (9)            --
    Death benefits                                                   --        (94,562)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,088,898     (3,988,925)       354,356         74,071         23,877
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --     13,451,939             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,086,642   $  9,333,101   $    352,777   $     74,030   $     23,868
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --     12,876,367             --             --             --
Contract purchase payments                                      231,389        653,552        543,659          3,041             --
Net transfers(1)                                                866,606     (2,698,932)      (186,844)        73,187         22,916
Contract terminations:
    Surrender benefits and contract charges                         (87)    (1,708,345)            (1)            (9)            --
    Death benefits                                                   --        (90,909)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,097,908      9,031,733        356,814         76,219         22,916
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WCMG9        UCMG8(4)         UBND1          UBND2          PBND2
OPERATIONS
Investment income (loss) -- net                            $        (45)  $       (334)  $      7,401   $     24,021   $        915
Net realized gain (loss) on sales of investments                     (5)             1           (132)           (97)             5
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --             --          1,261          7,543            278
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         (50)          (333)         8,530         31,467          1,198
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        1,000          1,000        139,161      1,839,545             --
Net transfers(1)                                                (97,822)        56,321        422,698        526,199           (158)
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (11,959)        (2,000)       (20,680)       (61,044)        (1,701)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (108,781)        55,321        541,179      2,304,700         (1,859)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 130,637             --         65,901        223,922         37,498
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     21,806   $     54,988   $    615,610   $  2,560,089   $     36,837
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          132,247             --         63,297        215,197         32,139
Contract purchase payments                                           --             --        130,283      1,728,050             --
Net transfers(1)                                                (98,740)        56,751        397,530        495,019           (134)
Contract terminations:
    Surrender benefits and contract charges                     (12,122)        (2,019)       (19,480)       (57,377)        (1,440)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 21,385         54,732        571,630      2,380,889         30,565
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   WBND7(3)         PBND1        UBND5(4)         UBND4           ESI
OPERATIONS
Investment income (loss) -- net                            $        113   $      8,259   $      3,363   $     18,546   $    241,747
Net realized gain (loss) on sales of investments                      1            417           (711)           109        (54,365)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       164          1,339          1,132          7,610        137,197
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         278         10,015          3,784         26,265        324,579
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       65,352        283,402        342,259      1,250,840        684,536
Net transfers(1)                                                 10,907        230,111         87,544        522,228        179,496
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --         (1,055)
Contract terminations:
    Surrender benefits and contract charges                          --        (14,614)        (6,183)       (14,985)      (982,789)
    Death benefits                                                   --         (5,727)            --             --       (110,134)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   76,259        493,172        423,620      1,758,083       (229,946)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        207,756             --        320,665     11,131,424
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     76,537   $    710,943   $    427,404   $  2,105,013   $ 11,226,057
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        178,782             --        308,611      7,272,250
Contract purchase payments                                       63,835        238,522        335,472      1,178,808        437,497
Net transfers(1)                                                 10,764        192,829         85,787        492,094        110,883
Contract terminations:
    Surrender benefits and contract charges                          --        (12,402)        (6,070)       (14,170)      (631,264)
    Death benefits                                                   --         (4,806)            --             --        (70,714)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 74,599        592,925        415,189      1,965,343      7,118,652
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   WBND4(3)         SBND2        UBND6(4)        SBND1         UBND7(4)
OPERATIONS
Investment income (loss) -- net                            $        202   $      7,134   $      2,372   $     19,422   $      2,987
Net realized gain (loss) on sales of investments                      3          3,965           (203)         4,072           (324)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       134         (1,257)           135         (4,215)         4,085
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         339          9,842          2,304         19,279          6,748
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      143,941        263,590        291,816        143,405        475,974
Net transfers(1)                                                  4,118       (163,837)       110,787       (147,910)       124,207
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (39)       (15,472)        (2,776)       (32,791)        (1,012)
    Death benefits                                                   --             --             --         (6,463)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  148,020         84,281        399,827        (43,759)       599,169
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        300,671             --      1,015,653             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    148,359   $    394,794   $    402,131   $    991,173   $    605,917
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        264,312             --        894,148             --
Contract purchase payments                                      141,546        224,840        285,765        123,378        469,453
Net transfers(1)                                                  4,097       (138,677)       108,521       (134,952)       122,028
Contract terminations:
    Surrender benefits and contract charges                         (39)       (13,296)        (2,733)       (28,291)          (979)
    Death benefits                                                   --             --             --         (5,629)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                145,604        337,179        391,553        848,654        590,502
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WBND1         UBND9(3)        WBND9         UBND8(4)        UDEI1
OPERATIONS
Investment income (loss) -- net                            $      1,821   $         39   $          8   $        401   $        306
Net realized gain (loss) on sales of investments                    263              7             --            212          1,351
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       102             45              5            352         25,950
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       2,186             91             13            965         27,607
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       64,625         19,799          1,000         56,383         47,614
Net transfers(1)                                                 53,173            406             --          7,346         63,069
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (2,728)            --             --           (374)        (4,799)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  115,070         20,205          1,000         63,355        105,884
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  40,479             --             --             --         20,365
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    157,735   $     20,296   $      1,013   $     64,320   $    153,856
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           39,987             --             --             --         25,989
Contract purchase payments                                       62,716         18,667             --         56,209         52,272
Net transfers(1)                                                 51,617            394             --          7,242         67,284
Contract terminations:
    Surrender benefits and contract charges                      (2,630)            --             --           (370)        (5,058)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                151,690         19,061             --         63,081        140,487
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UDEI2           PDEI2         WDEI7          PDEI1         UDEI5(4)
OPERATIONS
Investment income (loss) -- net                            $      2,122   $        112   $      2,017   $      1,837   $         82
Net realized gain (loss) on sales of investments                  6,814            (35)       (21,380)        (4,180)         2,842
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   230,936          7,868        195,809        209,562         57,808
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     239,872          7,945        176,446        207,219         60,732
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      661,009             --         61,941        116,858        179,225
Net transfers(1)                                                464,358            (26)        35,207        224,427        136,731
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (16,818)            (1)        (8,690)       (12,775)        (3,192)
    Death benefits                                                   --             --        (46,122)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,108,549            (27)        42,336        328,510        312,764
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 146,340         20,115        500,796        432,040             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,494,761   $     28,033   $    719,578   $    967,769   $    373,496
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          186,834         24,882        573,265        536,180             --
Contract purchase payments                                      716,007             --         55,091        121,322        155,636
Net transfers(1)                                                481,769            (32)        27,061        219,328        104,121
Contract terminations:
    Surrender benefits and contract charges                     (17,551)            (1)        (9,784)       (15,398)        (2,551)
    Death benefits                                                   --             --        (55,077)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,367,059         24,849        590,556        861,432        257,206
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       UDEI4           EVD           WDEI5          WDEI4          WDEI3
OPERATIONS
Investment income (loss) -- net                            $        918   $        332   $        425   $        904   $        265
Net realized gain (loss) on sales of investments                  6,350         (8,745)           470        (29,435)         4,102
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   216,949         76,338        144,726        236,885        170,971
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     224,217         67,925        145,621        208,354        175,338
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      584,251          3,389        240,109        226,635         81,515
Net transfers(1)                                                202,171         93,280        166,640        117,790        243,723
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (7,947)        (1,765)       (13,303)       (52,253)       (16,608)
    Death benefits                                                   --             --        (14,458)       (28,797)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  778,475         94,904        378,988        263,375        308,630
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 241,832        146,188        206,662        527,216        318,677
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,244,524   $    309,017   $    731,271   $    998,945   $    802,645
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          309,286        181,755        237,913        607,736        367,895
Contract purchase payments                                      617,069          3,417        237,670        203,824         80,428
Net transfers(1)                                                224,356         92,766        155,725        100,328        233,543
Contract terminations:
    Surrender benefits and contract charges                      (7,746)        (1,939)       (12,499)       (50,394)       (15,464)
    Death benefits                                                   --             --        (14,038)       (33,767)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,142,965        275,999        604,771        827,727        666,402
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   UDEI6(4)         SDEI1          WDEI2          WDEI1        UDEI9(3)
OPERATIONS
Investment income (loss) -- net                            $       (300)  $       (570)  $       (198)  $       (110)  $         (4)
Net realized gain (loss) on sales of investments                  1,267        (14,970)           243        (26,913)            79
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    36,885        109,947         35,858        121,374            185
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      37,852         94,407         35,903         94,351            260
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      178,394         24,367        115,581         90,070          4,052
Net transfers(1)                                                 87,644        378,062         54,118         16,239            287
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (2,609)       (19,309)        (2,224)       (12,166)            --
    Death benefits                                                   --        (13,041)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  263,429        370,079        167,475         94,143          4,339
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        153,819         30,908        280,330             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    301,281   $    618,305   $    234,286   $    468,824   $      4,599
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        178,949         35,832        325,464             --
Contract purchase payments                                      144,300         22,840        112,276         91,787          3,878
Net transfers(1)                                                 65,632        350,506         49,787        (12,646)           312
Contract terminations:
    Surrender benefits and contract charges                      (1,990)       (18,648)        (2,283)       (12,397)            --
    Death benefits                                                   --        (15,871)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                207,942        517,776        195,612        392,208          4,190
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WDEI9        UDEI8(4)         PEMK2          PEMK1          UESL1
OPERATIONS
Investment income (loss) -- net                            $         --   $        (21)  $         24   $         99   $         (5)
Net realized gain (loss) on sales of investments                     --            503          1,010            114              2
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         4          1,853          6,582         14,157            137
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           4          2,335          7,616         14,370            134
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           20          8,110             --             --             --
Net transfers(1)                                                     --          2,248         (9,247)       (21,092)           287
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --             (7)           (38)           (10)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       20         10,358         (9,254)       (21,130)           277
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --         22,951         56,095            287
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         24   $     12,693   $     21,313   $     49,335   $        698
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --         27,239         66,723            281
Contract purchase payments                                           --          7,032             --             --             --
Net transfers(1)                                                     --          1,801         (8,999)       (24,341)           291
Contract terminations:
    Surrender benefits and contract charges                          --             --             (8)           (41)            (8)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --          8,833         18,232         42,341            564
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     UESL2        WESL7(3)         UESL3        UESL5(4)        UESL4
OPERATIONS
Investment income (loss) -- net                            $       (243)  $         --   $         --   $         (7)  $       (167)
Net realized gain (loss) on sales of investments                    111             --             --             --              7
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     5,230             --              5            121          2,572
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       5,098             --              5            114          2,412
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           77             20             20             --          2,020
Net transfers(1)                                                 19,911             --             64          1,891         20,780
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (120)            --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   19,868             20             84          1,891         22,800
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   8,918             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     33,884   $         20   $         89   $      2,005   $     25,212
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            8,761             --             --             --             --
Contract purchase payments                                           65             --             --             --          1,658
Net transfers(1)                                                 18,736             --             54          1,587         18,841
Contract terminations:
    Surrender benefits and contract charges                        (103)            --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 27,459             --             54          1,587         20,499
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WESL5         WESL4(3)        WESL3         UESL6(4)        WESL8
OPERATIONS
Investment income (loss) -- net                            $       (257)  $        (10)  $       (199)  $        (10)  $        (76)
Net realized gain (loss) on sales of investments                    613             --            452             --              3
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     3,987            439          2,251            144            938
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       4,343            429          2,504            134            865
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       10,121             20             --          3,142          9,507
Net transfers(1)                                                 21,261         28,933          6,893             --             --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --         (2,877)            --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   31,382         28,953          4,016          3,142          9,507
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --         11,008             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     35,725   $     29,382   $     17,528   $      3,276   $     10,372
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --         10,829             --             --
Contract purchase payments                                        9,924             --             --          2,582          8,462
Net transfers(1)                                                 19,143         28,758          5,923             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --         (2,472)            --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 29,067         28,758         14,280          2,582          8,462
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   UESL7(4)         WESL1        UESL9(3)        WESL9         UESL8(4)
OPERATIONS
Investment income (loss) -- net                            $        (10)  $         --   $         --   $         --   $         --
Net realized gain (loss) on sales of investments                     --             --             --             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        60              3             --              3              3
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          50              3             --              3              3
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        7,285             20             20             20             20
Net transfers(1)                                                     --             --             --             --             --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    7,285             20             20             20             20
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      7,335   $         23   $         20   $         23   $         23
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                        5,809             --             --             --             --
Net transfers(1)                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  5,809             --             --             --             --
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     UGRO1          UGRO2        WGRF7(3)        UGRO3         UGRO5(4)
OPERATIONS
Investment income (loss) -- net                            $       (138)  $       (237)  $         (7)  $         --   $        (73)
Net realized gain (loss) on sales of investments                    583            130             --             --              8
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     3,238          5,493            208              1          1,205
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       3,683          5,386            201              1          1,140
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        3,757         37,184          7,410             10          5,543
Net transfers(1)                                                 20,289         16,190             --             --         11,291
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (4,619)          (268)            --             --           (281)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   19,427         53,106          7,410             10         16,553
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      28          7,116             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     23,138   $     65,608   $      7,611   $         11   $     17,693
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               34          8,766             --             --             --
Contract purchase payments                                        4,589         40,319          7,250             --          4,825
Net transfers(1)                                                 23,838         18,535             --             --          9,885
Contract terminations:
    Surrender benefits and contract charges                      (4,771)          (340)            --             --           (239)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 23,690         67,280          7,250             --         14,471
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     UGRO4           EVG         WGRF4(3)         SGRO2        UGRO6(4)
OPERATIONS
Investment income (loss) -- net                            $        (70)  $     (1,834)  $        (40)  $       (343)  $       (101)
Net realized gain (loss) on sales of investments                      2        (15,267)            --           (561)           177
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     1,662         45,985          1,020          5,421            977
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1,594         28,884            980          4,517          1,053
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       57,131         34,696         57,984             --         13,606
Net transfers(1)                                                  3,837         81,369             --         44,414          1,939
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --        (24,907)            --           (286)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   60,968         91,158         57,984         44,128         15,545
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --         98,606             --         12,778             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     62,562   $    218,648   $     58,964   $     61,423   $     16,598
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        269,697             --         35,062             --
Contract purchase payments                                       60,219         84,005         56,252             --         11,975
Net transfers(1)                                                  4,251        212,506             --        106,501          1,632
Contract terminations:
    Surrender benefits and contract charges                          --        (66,806)            --           (731)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 64,470        499,402         56,252        140,832         13,607
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     SGRO1        UGRO7(4)       UGRO9(3)       UGRO8(4)        PEXI2
OPERATIONS
Investment income (loss) -- net                            $     (2,807)  $         --   $         --   $         --   $      5,991
Net realized gain (loss) on sales of investments                (14,653)            --             --             --            319
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    53,182              1             --              1         13,041
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      35,722              1             --              1         19,351
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --             10             10             10            900
Net transfers(1)                                                 34,908             --             --             --        (14,117)
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (6,861)            --             --             --         (3,040)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   28,047             10             10             10        (16,257)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 181,494             --             --             --         85,400
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    245,263   $         11   $         10   $         11   $     88,494
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          476,463             --             --             --         96,326
Contract purchase payments                                           --             --             --             --            912
Net transfers(1)                                                 79,745             --             --             --        (13,614)
Contract terminations:
    Surrender benefits and contract charges                     (17,598)            --             --             --         (2,962)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                538,610             --             --             --         80,662
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       WEXI7          PEXI1           EIA           WEXI4          WEXI3
OPERATIONS
Investment income (loss) -- net                            $     35,700   $     76,333   $    142,633   $     25,016   $     41,036
Net realized gain (loss) on sales of investments                 (3,338)       (12,607)        52,716        (13,087)       (30,175)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    86,043        181,055        240,253         68,891        118,293
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     118,405        244,781        435,602         80,820        129,154
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       15,281        143,688        220,452         19,947         40,890
Net transfers(1)                                               (271,962)        41,248        276,522        144,244       (225,643)
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (30,035)       (14,524)      (130,766)       (11,004)       (14,706)
    Death benefits                                                   --             --         (8,153)       (22,111)       (29,027)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (286,716)       170,412        358,055        131,076       (228,486)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 586,660        907,386      2,053,433        324,688        690,019
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    418,349   $  1,322,579   $  2,847,090   $    536,584   $    590,687
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          683,868      1,027,319      2,402,885        388,700        834,534
Contract purchase payments                                       16,639        138,529        229,580         21,924         41,991
Net transfers(1)                                               (274,330)        59,850        209,878        145,815       (248,419)
Contract terminations:
    Surrender benefits and contract charges                     (31,895)       (14,119)      (134,291)       (11,758)       (15,602)
    Death benefits                                                   --             --         (8,963)       (24,024)       (33,161)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                394,282      1,211,579      2,699,089        520,657        579,343
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       SEXI1          WEXI2          WEXI1          WEXI9           EIE
OPERATIONS
Investment income (loss) -- net                            $    186,848   $     12,828   $      8,530   $          3   $     (9,654)
Net realized gain (loss) on sales of investments                228,214           (484)          (590)            --       (242,872)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   153,086         31,319         22,047              5        740,853
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     568,148         43,663         29,987              8        488,327
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       23,600         14,115        174,738            101          6,596
Net transfers(1)                                                336,590         14,452         68,838             --         41,440
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --           (171)
Contract terminations:
    Surrender benefits and contract charges                    (107,670)        (1,197)        (8,679)            --       (199,005)
    Death benefits                                               (2,257)            --             --             --        (10,056)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  250,263         27,370        234,897            101       (161,196)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               3,033,055        179,880         66,223             --      1,981,419
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  3,851,466   $    250,913   $    331,107   $        109   $  2,308,550
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        3,634,321        216,490         79,999             --      2,254,263
Contract purchase payments                                       23,424         14,217        182,613             --          7,356
Net transfers(1)                                                206,489         15,828         71,197             --         46,099
Contract terminations:
    Surrender benefits and contract charges                    (115,002)        (1,287)        (9,163)            --       (217,360)
    Death benefits                                               (2,616)            --             --             --        (10,664)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,746,616        245,248        324,646             --      2,079,694
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       UMGD1          UMGD2          PMGD2          PMGD1          UMGD4
OPERATIONS
Investment income (loss) -- net                            $        478   $      8,323   $      1,254   $      1,470   $      2,844
Net realized gain (loss) on sales of investments                   (302)        (7,841)        (1,724)        (1,754)        (1,014)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     6,845        125,560         20,314         25,950         53,228
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       7,021        126,042         19,844         25,666         55,058
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --             --             --          2,000             --
Net transfers(1)                                                  9,193         (9,518)            --         (1,951)        83,722
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (2,164)       (17,922)       (12,086)        (1,349)        (3,678)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    7,029        (27,440)       (12,086)        (1,300)        80,044
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  29,532        677,186        106,730        141,275        222,671
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     43,582   $    775,788   $    114,488   $    165,641   $    357,773
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           39,453        905,616        134,975        179,258        300,350
Contract purchase payments                                           --             --             --          2,160             --
Net transfers(1)                                                 12,197        (11,024)            --         (2,865)       111,010
Contract terminations:
    Surrender benefits and contract charges                      (2,740)       (22,281)       (13,183)        (1,573)        (4,601)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 48,910        872,311        121,792        176,980        406,759
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                        EMG           SMGD2          SMGD1          WMGD1          WMGD9
OPERATIONS
Investment income (loss) -- net                            $     70,870   $      3,752   $      6,029   $         67   $         --
Net realized gain (loss) on sales of investments               (374,101)        39,304        (44,167)            13             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,736,938         49,595        207,589          1,830              1
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   1,433,707         92,651        169,451          1,910              1
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       93,483         31,053        299,820          7,349             21
Net transfers(1)                                                213,447        (22,955)        44,723          2,567             --
Adjustments to net assets allocated to contracts
  in payout period                                                 (771)            --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (721,027)       (29,404)       (84,852)          (135)            --
    Death benefits                                              (47,253)        (4,873)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (462,121)       (26,179)       259,691          9,781             21
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               8,062,966        302,176        676,697             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  9,034,552   $    368,648   $  1,105,839   $     11,691   $         22
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        5,336,150        426,092        914,814             --             --
Contract purchase payments                                       57,417         40,320        371,364          9,277             --
Net transfers(1)                                                126,262         17,414         82,360          2,925             --
Contract terminations:
    Surrender benefits and contract charges                    (448,017)       (37,890)      (105,303)          (167)            --
    Death benefits                                              (29,293)        (7,110)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              5,042,519        438,826      1,263,235         12,035             --
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       UNDM1          UNDM2          PNDM2          WNDM7          PNDM1
OPERATIONS
Investment income (loss) -- net                            $       (382)  $     (3,975)  $     (1,060)  $     (5,125)  $    (16,101)
Net realized gain (loss) on sales of investments                    764           (980)        (6,802)       (73,855)      (193,917)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    26,412        229,016         52,042        282,318        773,398
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      26,794        224,061         44,180        203,338        563,380
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       53,383        863,957          3,179         72,766        151,929
Net transfers(1)                                                 94,837        473,001        (23,333)       (69,367)        16,473
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --         (6,159)
Contract terminations:
    Surrender benefits and contract charges                     (13,568)       (31,798)        (8,910)       (35,055)      (192,646)
    Death benefits                                                   --           (846)            --         (3,241)        (3,012)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  134,652      1,304,314        (29,064)       (34,897)       (33,415)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  55,849        412,230        222,747        939,927      2,695,820
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    217,295   $  1,940,605   $    237,863   $  1,108,368   $  3,225,785
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           95,358        704,303        338,571      1,714,269      4,062,591
Contract purchase payments                                       81,796      1,304,288          4,647        116,651        203,184
Net transfers(1)                                                144,193        734,191        (37,883)      (121,201)        (5,592)
Contract terminations:
    Surrender benefits and contract charges                     (20,364)       (48,915)       (11,577)       (60,704)      (295,249)
    Death benefits                                                   --         (1,228)            --         (5,816)        (4,438)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                300,983      2,692,639        293,758      1,643,199      3,960,496
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   UNDM5(4)         UNDM4          EGD           WNDM4          WNDM3
OPERATIONS
Investment income (loss) -- net                            $       (939)  $     (5,017)  $    (32,412)  $     (9,094)  $    (11,189)
Net realized gain (loss) on sales of investments                  6,217          2,719       (173,231)       (35,241)      (300,556)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    32,750        170,132      1,134,727        288,288        586,368
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      38,028        167,834        929,084        243,953        274,623
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      245,570        540,754        595,039        188,648         17,694
Net transfers(1)                                                 43,782        364,442        361,154        103,674        (99,816)
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (3,307)       (25,730)      (310,129)       (37,660)      (337,194)
    Death benefits                                                   --             --        (12,265)            --        (11,384)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  286,045        879,466        633,799        254,662       (430,700)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        396,175      3,844,552      1,043,119      1,468,066
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    324,073   $  1,443,475   $  5,407,435   $  1,541,734   $  1,311,989
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        682,651      3,938,306      1,915,904      2,700,114
Contract purchase payments                                      223,116        817,240        554,614        291,988         31,388
Net transfers(1)                                                 36,635        567,357        320,248        166,103       (189,666)
Contract terminations:
    Surrender benefits and contract charges                      (2,829)       (42,005)      (290,338)       (66,429)      (554,313)
    Death benefits                                                   --             --        (11,330)            --        (20,238)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                256,922      2,025,243      4,511,500      2,307,566      1,967,285
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   UNDM6(4)         SNDM1          WNDM2          WNDM1        UNDM9(3)
OPERATIONS
Investment income (loss) -- net                            $       (680)  $    (11,186)  $     (2,460)  $     (3,909)  $         (4)
Net realized gain (loss) on sales of investments                    496       (100,839)       (26,918)        (3,550)            67
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    17,412        354,363         82,338         87,575            436
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      17,228        242,338         52,960         80,116            499
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      229,112         81,838        122,716         75,981         12,298
Net transfers(1)                                                 56,985       (142,934)       104,396         82,479            303
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (1,921)      (106,658)       (44,336)        (7,070)            --
    Death benefits                                                   --        (27,329)        (3,646)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  284,176       (195,083)       179,130        151,390         12,601
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --      1,190,427        196,745        285,805             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    301,404   $  1,237,682   $    428,835   $    517,311   $     13,100
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --      2,096,659        363,376        528,544             --
Contract purchase payments                                      193,894        126,709        200,910        125,625         12,278
Net transfers(1)                                                 47,221       (227,211)       164,428        139,012            326
Contract terminations:
    Surrender benefits and contract charges                      (1,615)      (171,623)       (75,044)       (11,572)            --
    Death benefits                                                   --        (45,456)        (6,955)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                239,500      1,779,078        646,715        781,609         12,604
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WNDM9        UNDM8(4)         USVA1          USVA2          WSVA7
OPERATIONS
Investment income (loss) -- net                            $         --   $       (223)  $       (271)  $     (2,213)  $       (186)
Net realized gain (loss) on sales of investments                     --            576            182          6,473          2,194
Distributions from capital gains                                     --             --            739          7,349            436
Net change in unrealized appreciation or
  depreciation of investments                                         2          4,777          8,758         67,980          1,702
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           2          5,130          9,408         79,589          4,146
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           20         39,993         17,339        244,965         16,118
Net transfers(1)                                                     --          2,087         18,982        201,647          9,060
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --           (389)        (3,346)        (4,032)        (3,642)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       20         41,691         32,975        442,580         21,536
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --         16,172         52,497         17,728
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         22   $     46,821   $     58,555   $    574,666   $     43,410
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --         20,501         66,572         22,399
Contract purchase payments                                           --         35,929         18,463        258,693         17,002
Net transfers(1)                                                     --          1,778         18,858        213,659          5,803
Contract terminations:
    Surrender benefits and contract charges                          --           (325)        (3,434)        (4,294)        (4,931)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --         37,382         54,388        534,630         40,273
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WSVA6         USVA5(4)        USVA4          WSVA5          WSVA4
OPERATIONS
Investment income (loss) -- net                            $     (1,029)  $       (450)  $     (1,979)  $     (1,382)  $       (954)
Net realized gain (loss) on sales of investments                  1,481            470          4,871            731           (941)
Distributions from capital gains                                  2,831          1,456          5,266          2,776          1,816
Net change in unrealized appreciation or
  depreciation of investments                                    26,534         14,254         48,539         36,763         22,229
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      29,817         15,730         56,697         38,888         22,150
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       92,480         77,004        226,895         95,057         65,822
Net transfers(1)                                                 54,246         22,737         99,576         50,230         58,029
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (3,039)          (909)        (7,139)        (5,693)        (4,425)
    Death benefits                                               (1,105)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  142,582         98,832        319,332        139,594        119,426
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  21,787             --         35,262         27,324         27,845
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    194,186   $    114,562   $    411,291   $    205,806   $    169,421
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           27,547             --         44,777         34,584         35,256
Contract purchase payments                                      102,091         64,850        239,873        108,311         66,038
Net transfers(1)                                                 55,258         17,570        108,122         54,757         62,381
Contract terminations:
    Surrender benefits and contract charges                      (3,404)          (754)        (8,604)        (6,023)        (5,798)
    Death benefits                                               (1,155)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                180,337         81,666        384,168        191,629        157,877
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WSVA3        USVA6(4)        WSVA8          WSVA2          WSVA1
OPERATIONS
Investment income (loss) -- net                            $       (446)  $       (511)  $       (176)  $       (478)  $       (604)
Net realized gain (loss) on sales of investments                  5,328            420             82            220          1,369
Distributions from capital gains                                    745          1,491            361          1,317            880
Net change in unrealized appreciation or
  depreciation of investments                                     5,534         12,907          3,911         10,419         11,136
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      11,161         14,307          4,178         11,478         12,781
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       13,434         67,426          8,346         60,129         24,697
Net transfers(1)                                                 19,385         57,470         14,841         26,907         25,360
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (323)          (366)          (554)          (178)        (1,647)
    Death benefits                                               (9,277)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   23,219        124,530         22,633         86,858         48,410
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  17,385             --          3,064             --         15,486
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     51,765   $    138,837   $     29,875   $     98,336   $     76,677
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           22,027             --          3,201             --         19,639
Contract purchase payments                                       14,243         54,600          7,069         64,964         26,422
Net transfers(1)                                                 21,390         44,893         13,244         27,162         27,613
Contract terminations:
    Surrender benefits and contract charges                        (360)          (294)          (487)          (188)        (1,921)
    Death benefits                                               (9,014)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 48,286         99,199         23,027         91,938         71,753
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   USVA9(3)         WSVA9        USVA8(4)        USPF1          USPF2
OPERATIONS
Investment income (loss) -- net                            $         (1)  $         --   $        (18)  $        713   $      2,946
Net realized gain (loss) on sales of investments                     13             --            196         (7,767)       (40,810)
Distributions from capital gains                                      6             --             40             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        33              4            224         87,514        776,422
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          51              4            442         80,460        738,558
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        1,434             20          2,422        137,708        579,405
Net transfers(1)                                                     55             --            643        196,129        486,849
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --         (1,271)
Contract terminations:
    Surrender benefits and contract charges                          --             --             --        (13,114)      (138,488)
    Death benefits                                                   --             --             --        (39,592)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    1,489             20          3,065        281,131        926,495
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --        221,082      2,446,471
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      1,540   $         24   $      3,507   $    582,673   $  4,111,524
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --        359,562      3,995,152
Contract purchase payments                                        1,385             --          2,019        189,434        834,188
Net transfers(1)                                                     65             --            492        283,941        696,994
Contract terminations:
    Surrender benefits and contract charges                          --             --             --        (19,234)      (266,387)
    Death benefits                                                   --             --             --        (65,346)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  1,450             --          2,511        748,357      5,259,947
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     PSPF2        WSPF7(3)        PSPF1          USPF3         USPF5(4)
OPERATIONS
Investment income (loss) -- net                            $        148   $         56   $       (184)  $       (595)  $        241
Net realized gain (loss) on sales of investments                 (1,363)            --         (6,657)       (65,422)           731
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    69,973          4,018        130,107        450,399         47,232
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      68,758          4,074        123,266        384,382         48,204
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        1,129         73,205         10,900         81,550        408,430
Net transfers(1)                                                 30,015             --         46,378        206,480         61,810
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --           (614)            --
Contract terminations:
    Surrender benefits and contract charges                      (5,520)            --        (30,750)       (26,872)          (272)
    Death benefits                                                   --             --        (18,984)       (35,584)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   25,624         73,205          7,544        224,960        469,968
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 236,578             --        444,696      1,402,364             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    330,960   $     77,279   $    575,506   $  2,011,706   $    518,172
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          377,302             --        710,960      2,289,816             --
Contract purchase payments                                        3,944         73,076         16,265        119,359        346,240
Net transfers(1)                                                 43,791             --         68,661        284,265         54,005
Contract terminations:
    Surrender benefits and contract charges                      (7,467)            --        (41,789)       (38,937)          (226)
    Death benefits                                                   --             --        (25,824)       (53,650)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                417,570         73,076        728,273      2,600,853        400,019
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     USPF4        WSPF5(4)       WSPF4(3)       WSPF3(3)       USPF6(4)
OPERATIONS
Investment income (loss) -- net                            $     (5,200)  $        (91)  $        (42)  $         --   $       (398)
Net realized gain (loss) on sales of investments                (68,910)            71             --             --             97
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   931,907         28,101          2,158              1         64,597
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     857,797         28,081          2,116              1         64,296
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      443,449        149,905         60,502            228        557,858
Net transfers(1)                                                394,272         48,598             --             --         32,454
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (78,705)          (556)            --             --            (89)
    Death benefits                                              (11,870)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  747,146        197,947         60,502            228        590,223
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               3,021,778             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  4,626,721   $    226,028   $     62,618   $        229   $    654,519
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        4,960,170             --             --             --             --
Contract purchase payments                                      628,930        133,515         59,226            207        480,784
Net transfers(1)                                                557,768         41,571             --             --         27,631
Contract terminations:
    Surrender benefits and contract charges                    (116,511)          (431)            --             --            (71)
    Death benefits                                              (15,292)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              6,015,065        174,655         59,226            207        508,344
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   WSPF8(4)       USPF7(4)       USPF9(3)       USPF8(4)        UFIF1
OPERATIONS
Investment income (loss) -- net                            $        (36)  $        (47)  $         --   $        (30)  $     10,875
Net realized gain (loss) on sales of investments                     23          1,361             --              3            125
Distributions from capital gains                                     --             --             --             --          4,871
Net change in unrealized appreciation or
  depreciation of investments                                     3,465          2,679              1          2,355        (11,725)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       3,452          3,993              1          2,328          4,146
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       33,818         13,899             10         25,659        154,710
Net transfers(1)                                                  3,609         25,425             --             --        146,898
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (49)            --             --             --        (63,260)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   37,378         39,324             10         25,659        238,348
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --        751,308
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     40,830   $     43,317   $         11   $     27,987   $    993,802
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --        644,887
Contract purchase payments                                       28,530         11,744             --         21,846        132,520
Net transfers(1)                                                  3,295         21,929             --             --        125,440
Contract terminations:
    Surrender benefits and contract charges                         (42)            --             --             --        (54,115)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 31,783         33,673             --         21,846        848,732
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     UFIF2          WFDI7          UFIF3          WFDI6        UFIF5(4)
OPERATIONS
Investment income (loss) -- net                            $     74,482   $     16,267   $     34,724   $     33,303   $      2,801
Net realized gain (loss) on sales of investments                 11,899         10,527          2,878          2,891             90
Distributions from capital gains                                 28,657          6,163         10,461         14,381          3,767
Net change in unrealized appreciation or
  depreciation of investments                                   (92,313)       (26,404)       (49,078)       (43,270)        (4,158)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      22,725          6,553         (1,015)         7,305          2,500
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      742,188         55,084      1,575,205         81,470        629,556
Net transfers(1)                                               (505,684)      (417,801)    (1,054,189)      (185,377)       396,258
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (337,410)       (57,218)       (18,371)       (70,233)       (14,942)
    Death benefits                                              (10,429)       (62,069)      (238,403)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (111,335)      (482,004)       264,242       (174,140)     1,010,872
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               6,163,093      1,697,253      2,014,556      3,105,594             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  6,074,483   $  1,221,802   $  2,277,783   $  2,938,759   $  1,013,372
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        5,335,768      1,449,697      1,729,338      2,656,775             --
Contract purchase payments                                      640,692         46,941      1,349,308         69,546        631,108
Net transfers(1)                                               (438,388)      (354,511)      (908,670)      (158,760)       396,839
Contract terminations:
    Surrender benefits and contract charges                    (291,362)       (48,785)       (15,750)       (59,930)       (14,961)
    Death benefits                                               (8,958)       (52,936)      (203,759)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              5,237,752      1,040,406      1,950,467      2,507,631      1,012,986
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                      UFIF4           EVF           WFDI5          WFDI4          WFDI3
OPERATIONS
Investment income (loss) -- net                            $     76,518   $      5,711   $      6,393   $     26,072   $     25,053
Net realized gain (loss) on sales of investments                 13,373          2,301           (152)        10,777         16,866
Distributions from capital gains                                 42,968          2,825          6,417         14,127         14,725
Net change in unrealized appreciation or
  depreciation of investments                                  (119,332)       (11,176)       (11,393)       (49,433)       (55,071)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      13,527           (339)         1,265          1,543          1,573
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,079,482        193,228        658,472        173,708        694,766
Net transfers(1)                                              2,185,364       (218,646)       558,715        195,064        (82,226)
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (582,132)       (17,261)       (31,943)      (383,033)      (279,833)
    Death benefits                                              (12,024)       (19,355)       (18,488)       (33,956)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                2,670,690        (62,034)     1,166,756        (48,217)       332,707
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               6,332,704        604,771        287,226      2,942,177      2,724,700
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  9,016,921   $    542,398   $  1,455,247   $  2,895,503   $  3,058,980
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        5,451,045        520,201        248,245      2,554,917      2,375,336
Contract purchase payments                                      929,850        165,538        569,197        150,729        605,182
Net transfers(1)                                              1,878,631       (188,185)       482,519        168,514        (70,740)
Contract terminations:
    Surrender benefits and contract charges                    (499,700)       (14,806)       (27,609)      (331,854)      (243,141)
    Death benefits                                              (10,377)       (16,693)       (16,004)       (29,329)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              7,749,449        466,055      1,256,348      2,512,977      2,666,637
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   UFIF6(4)        SFDI1          WFDI2          WFDI1         UFIF9(3)
OPERATIONS
Investment income (loss) -- net                            $      2,906   $      5,688   $     10,646   $      6,228   $          9
Net realized gain (loss) on sales of investments                 (1,385)           239          1,389          2,478             --
Distributions from capital gains                                  4,551          4,123          9,800          5,574              5
Net change in unrealized appreciation or
  depreciation of investments                                    (6,799)       (11,431)       (24,163)       (14,975)            69
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (727)        (1,381)        (2,328)          (695)            83
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      573,377        191,938        719,625        198,129         25,000
Net transfers(1)                                                709,966        349,416        191,652         17,510          8,501
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (53,483)       (19,855)       (21,727)       (40,003)            --
    Death benefits                                              (61,215)       (41,365)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,168,645        480,134        889,550        175,636         33,501
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        459,172      1,323,072        987,715             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,167,918   $    937,925   $  2,210,294   $  1,162,656   $     33,584
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        396,901      1,155,299        863,865             --
Contract purchase payments                                      573,238        166,098        629,091        173,953         23,947
Net transfers(1)                                                712,019        301,212        167,458         16,021          8,509
Contract terminations:
    Surrender benefits and contract charges                     (53,579)       (17,162)       (19,045)       (35,000)            --
    Death benefits                                              (62,139)       (35,540)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,169,539        811,509      1,932,803      1,018,839         32,456
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WFDI9        UFIF8(4)        USCA1          USCA2          PSCA2
OPERATIONS
Investment income (loss) -- net                            $         83   $        329   $       (135)  $     (2,959)  $       (356)
Net realized gain (loss) on sales of investments                     (6)             2              9            330            848
Distributions from capital gains                                    188          1,053             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (444)        (1,057)         5,387        106,216         11,507
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (179)           327          5,261        103,587         11,999
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       36,134         46,188             --            525             --
Net transfers(1)                                                  3,374        186,178            387        163,746           (948)
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (269)            --             (9)          (923)        (4,936)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   39,239        232,366            378        163,348         (5,884)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --         11,287        150,356         28,139
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     39,060   $    232,693   $     16,926   $    417,291   $     34,254
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --         14,288        191,012         32,394
Contract purchase payments                                       35,540         46,532             --            587             --
Net transfers(1)                                                  3,349        187,390            357        171,821           (799)
Contract terminations:
    Surrender benefits and contract charges                        (267)            --             (9)          (861)        (4,623)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 38,622        233,922         14,636        362,559         26,972
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       WSCA7          PSCA1          USCA4           EVS           WSCA5
OPERATIONS
Investment income (loss) -- net                            $     (3,077)  $     (5,015)  $     (2,360)  $     (1,358)  $     (2,002)
Net realized gain (loss) on sales of investments                 (1,238)           997          5,267            491           (406)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   101,778        159,711         64,106         40,155         58,119
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      97,463        155,693         67,013         39,288         55,711
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        4,984          4,409             --          1,952          3,610
Net transfers(1)                                                 75,579        117,526         64,825        106,193         38,383
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (5,168)       (64,731)       (12,938)        (5,053)       (19,967)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   75,395         57,204         51,887        103,092         22,026
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 208,775        316,715        125,794         51,261        116,678
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    381,633   $    529,612   $    244,694   $    193,641   $    194,415
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          307,012        366,130        160,697         68,873        172,548
Contract purchase payments                                        7,442          5,079             --          2,161          4,735
Net transfers(1)                                                 75,369        112,621         65,774        112,641         47,034
Contract terminations:
    Surrender benefits and contract charges                      (5,684)       (64,551)       (12,189)        (5,226)       (27,107)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                384,139        419,279        214,282        178,449        197,210
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       WSCA4          WSCA3          SSCA1          WSCA2          WSCA1
OPERATIONS
Investment income (loss) -- net                            $     (7,679)  $     (5,924)  $     (5,850)  $       (509)  $     (2,160)
Net realized gain (loss) on sales of investments                (13,541)        27,990         (3,106)           (73)           529
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   226,438        143,507        162,829         12,336         51,936
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     205,218        165,573        153,873         11,754         50,305
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       27,347         11,915          3,519         10,676         65,952
Net transfers(1)                                                 73,006        337,437        468,660           (749)       222,029
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (11,177)        (5,867)        (7,307)          (532)        (1,566)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   89,176        343,485        464,872          9,395        286,415
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 403,240        236,209        194,524         24,979         52,546
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    697,634   $    745,267   $    813,269   $     46,128   $    389,266
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          597,057        350,329        258,509         37,204         78,369
Contract purchase payments                                       30,937         15,283          3,403         11,602         76,629
Net transfers(1)                                                 95,869        399,777        488,281           (890)       246,187
Contract terminations:
    Surrender benefits and contract charges                     (15,033)        (6,588)        (7,470)          (677)        (1,804)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                708,830        758,801        742,723         47,239        399,381
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WSCA9           EAG           UABA1          UABA2        WABA7(3)
OPERATIONS
Investment income (loss) -- net                            $         --   $    (60,393)  $     (3,267)  $    (17,968)  $        (61)
Net realized gain (loss) on sales of investments                     --       (595,116)         2,029          3,423              1
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         4      1,684,605        103,243        545,541          3,189
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           4      1,029,096        102,005        530,996          3,129
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           20         12,040        256,924      1,598,741         75,727
Net transfers(1)                                                     --         39,402        183,202        826,010         16,572
Adjustments to net assets allocated to contracts
  in payout period                                                   --           (243)            --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --       (378,251)        (4,409)       (53,985)            --
    Death benefits                                                   --        (21,544)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       20       (348,596)       435,717      2,370,766         92,299
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --      3,954,944         85,567        539,159             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         24   $  4,635,444   $    623,289   $  3,440,921   $     95,428
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --      4,010,580        112,917        711,278             --
Contract purchase payments                                           --         11,307        297,128      1,812,592         72,849
Net transfers(1)                                                     --         42,326        217,815        980,493         16,157
Contract terminations:
    Surrender benefits and contract charges                          --       (343,024)        (5,038)       (60,979)            --
    Death benefits                                                   --        (19,926)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --      3,701,263        622,822      3,443,384         89,006
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     UABA3        UABA5(4)        UABA4          WABA5         WABA4(3)
OPERATIONS
Investment income (loss) -- net                            $     (3,355)  $     (1,787)  $    (15,777)  $     (3,205)  $       (108)
Net realized gain (loss) on sales of investments                  2,391          1,888          4,662            796            149
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    89,320         50,005        397,850         81,436          6,412
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      88,356         50,106        386,735         79,027          6,453
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      312,983        260,740      1,048,618        366,201        145,082
Net transfers(1)                                                238,349        145,021        696,489        320,472          7,834
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (8,905)       (10,204)       (16,044)        (8,067)           (61)
    Death benefits                                               (1,361)            --         (5,271)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  541,066        395,557      1,723,792        678,606        152,855
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  67,915             --        391,134         10,215             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    697,337   $    445,663   $  2,501,661   $    767,848   $    159,308
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           89,669             --        516,794         10,737             --
Contract purchase payments                                      354,287        218,150      1,192,354        327,065        141,114
Net transfers(1)                                                268,276        119,548        828,903        283,705          7,600
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (11,260)        (8,248)       (17,881)        (7,253)           (57)
    Death benefits                                               (1,526)            --         (6,456)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                699,446        329,450      2,513,714        614,254        148,657
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WABA3        UABA6(4)        WABA8         UABA7(4)        WABA1
OPERATIONS
Investment income (loss) -- net                            $       (842)  $     (2,299)  $       (292)  $     (2,289)  $     (2,742)
Net realized gain (loss) on sales of investments                  1,279          1,474            560          1,230          3,437
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    16,668         56,758          7,699         50,840         50,458
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      17,105         55,933          7,967         49,781         51,153
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       28,377        327,311         72,953        298,630         84,324
Net transfers(1)                                                 19,985        132,989         23,454        101,649         74,867
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (7,126)        (3,122)          (705)          (692)        (3,349)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   41,236        457,178         95,702        399,587        155,842
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  38,407             --             17             --         66,542
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     96,748   $    513,111   $    103,686   $    449,368   $    273,537
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           40,378             --             18             --         70,071
Contract purchase payments                                       25,029        276,888         62,277        250,529         78,150
Net transfers(1)                                                 18,296        105,848         21,524         83,330         74,627
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (6,217)        (2,539)          (641)          (580)        (3,056)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 77,486        380,197         83,178        333,279        219,792
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   UABA9(3)        WABA9         UABA8(4)        UCAP1          UCAP2
OPERATIONS
Investment income (loss) -- net                            $         (6)  $         --   $       (189)  $     (2,549)  $    (14,458)
Net realized gain (loss) on sales of investments                     99             --            371        (34,942)       (55,632)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       175              3          3,810         96,697        391,954
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         268              3          3,992         59,206        321,864
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        7,413             20         23,942              1         (8,699)
Net transfers(1)                                                    222             --          7,796         16,191        143,635
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --             --         (6,777)       (48,702)
    Death benefits                                                   --             --             --        (58,424)        (7,561)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    7,635             20         31,738        (49,009)        78,673
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --        260,859      1,138,214
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      7,903   $         23   $     35,730   $    271,056   $  1,538,751
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --        506,113      2,237,141
Contract purchase payments                                        7,103             --         19,956              8        (16,251)
Net transfers(1)                                                    256             --          6,593         30,226        243,386
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --             --        (11,846)       (87,982)
    Death benefits                                                   --             --             --       (114,359)       (15,235)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  7,359             --         26,549        410,142      2,361,059
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       PCAP2          WCAP7          PCAP1          UCAP4           ECA
OPERATIONS
Investment income (loss) -- net                            $     (1,118)  $    (13,135)  $    (28,193)  $    (34,670)  $    (32,658)
Net realized gain (loss) on sales of investments                   (302)      (124,406)      (124,469)      (100,838)      (389,199)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    25,496        404,952        708,137        762,662        970,902
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      24,076        267,411        555,475        627,154        549,045
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          900          5,092         29,811          8,321         41,242
Net transfers(1)                                                 13,384        (24,766)       282,934         66,961       (129,958)
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (99)       (38,661)      (103,217)       (80,469)      (124,026)
    Death benefits                                                   --         (3,037)       (15,499)       (41,864)        (7,996)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   14,185        (61,372)       194,029        (47,051)      (220,738)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  82,545      1,046,991      1,979,508      2,316,840      2,329,883
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    120,806   $  1,253,030   $  2,729,012   $  2,896,943   $  2,658,190
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          130,898      2,454,671      3,147,763      4,583,161      3,287,244
Contract purchase payments                                        1,297         13,187         38,619         14,374         59,157
Net transfers(1)                                                 17,565        (80,113)       380,577         93,644       (230,014)
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (144)       (85,029)      (150,574)      (137,658)      (169,548)
    Death benefits                                                   --         (7,009)       (23,479)       (68,556)       (10,971)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                149,616      2,295,707      3,392,906      4,484,965      2,935,868
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       WCAP4          WCAP3          SCAP1          WCAP2          WCAP1
OPERATIONS
Investment income (loss) -- net                            $    (26,192)  $    (30,021)  $    (44,794)  $     (3,665)  $     (4,313)
Net realized gain (loss) on sales of investments               (134,394)      (284,847)      (426,940)       (17,316)       (23,472)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   599,746        805,309      1,130,082         74,015         90,874
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     439,160        490,441        658,348         53,034         63,089
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       42,904         65,834             --             --         28,926
Net transfers(1)                                                 51,733        267,435        (13,849)         3,723         70,203
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (88,356)      (171,266)      (185,924)       (10,286)       (10,754)
    Death benefits                                               (6,012)       (55,746)        (7,132)            --        (16,720)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      269        106,257       (206,905)        (6,563)        71,655
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,646,417      1,663,489      2,572,760        205,934        211,499
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,085,846   $  2,260,187   $  3,024,203   $    252,405   $    346,243
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        3,887,790      3,933,555      5,489,908        488,927        502,792
Contract purchase payments                                       81,053        139,356             --             --         60,960
Net transfers(1)                                                 92,993        642,029        (54,090)         4,870        139,943
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (189,275)      (390,699)      (359,352)       (23,382)       (24,186)
    Death benefits                                              (13,995)      (135,064)       (13,375)            --        (32,999)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,858,566      4,189,177      5,063,091        470,415        646,510
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   WCAP9(2)        UAAC1           UAAC2        WAAC7(3)        UAAC3
OPERATIONS
Investment income (loss) -- net                            $         --   $        (56)  $       (585)  $         --   $        (17)
Net realized gain (loss) on sales of investments                     --             59            400             --              1
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         2          1,450         13,948              1            373
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           2          1,453         13,763              1            357
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           20              3         34,477             30         20,366
Net transfers(1)                                                     --         14,042         46,436             --          2,464
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --           (835)           (69)            --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       20         13,210         80,844             30         22,830
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --              6         24,776             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         22   $     14,669   $    119,383   $         31   $     23,187
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --              6         25,644             --             --
Contract purchase payments                                           --              3         28,051             --         16,514
Net transfers(1)                                                     --         12,555         43,076             --          2,306
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --           (697)           (60)            --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --         11,867         96,711             --         18,820
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   UAAC5(4)        UAAC4          WAAC5         WAAC4(3)        WAAC3
OPERATIONS
Investment income (loss) -- net                            $        (72)  $       (530)  $       (306)  $         (8)  $       (134)
Net realized gain (loss) on sales of investments                     10            938          1,337             --             10
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     1,774          9,975          5,524            368          2,320
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1,712         10,383          6,555            360          2,196
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        5,897         21,990         14,824         22,530            875
Net transfers(1)                                                  2,137         26,229         50,507             --         24,387
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --         (6,534)            --             --            (20)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    8,034         41,685         65,331         22,530         25,242
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --         18,495             --             --          1,049
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      9,746   $     70,563   $     71,886   $     22,890   $     28,487
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --         19,158             --             --          1,329
Contract purchase payments                                        5,719         18,920         18,505         22,174          1,009
Net transfers(1)                                                  1,753         24,962         52,929             --         26,043
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --         (5,687)            --             --            (23)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  7,472         57,353         71,434         22,174         28,358
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   UAAC6(4)        WAAC8         UAAC7(4)        WAAC1         UAAC9(3)
OPERATIONS
Investment income (loss) -- net                            $       (178)  $       (123)  $       (163)  $       (690)  $         --
Net realized gain (loss) on sales of investments                    295             62             10             39             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     3,389          2,298          2,571         12,390              1
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       3,506          2,237          2,418         11,739              1
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       34,531           (168)            --        220,018             30
Net transfers(1)                                                 (2,401)        15,879         23,745          6,413             --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --           (365)            --           (140)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   32,130         15,346         23,745        226,291             30
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     35,636   $     17,583   $     26,163   $    238,030   $         31
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       29,415           (190)            --        230,980             --
Net transfers(1)                                                 (2,030)        18,119         20,125          7,024             --
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --           (393)            --           (178)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 27,385         17,536         20,125        237,826             --
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WAAC9        UAAC8(4)         ECD           SCDV2          SCDV1
OPERATIONS
Investment income (loss) -- net                            $         --   $         --   $     (9,149)  $     (2,378)  $    (18,718)
Net realized gain (loss) on sales of investments                     --             --        (29,200)        (2,929)       (18,090)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         2              2        225,740         49,934        373,230
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           2              2        187,391         44,627        336,422
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           20             20            554             --             --
Net transfers(1)                                                     --             --         88,588          2,505        324,697
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --        (48,130)       (29,361)       (48,063)
    Death benefits                                                   --             --        (11,930)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       20             20         29,082        (26,856)       276,634
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --        592,282        150,352        963,680
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         22   $         22   $    808,755   $    168,123   $  1,576,736
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --        619,573        220,985      1,418,795
Contract purchase payments                                           --             --            516             --             --
Net transfers(1)                                                     --             --         75,322             32        384,936
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --        (48,798)       (35,706)       (60,914)
    Death benefits                                                   --             --        (12,768)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --             --        633,845        185,311      1,742,817
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UAAD1           UAAD2        WAAD7(3)        UAAD3         UAAD5(4)
OPERATIONS
Investment income (loss) -- net                            $       (386)  $     (1,261)  $         --   $       (601)  $       (537)
Net realized gain (loss) on sales of investments                     (1)           238             --          4,396          1,390
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    12,105         38,007              1         11,558         12,878
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      11,718         36,984              1         15,353         13,731
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        8,072        226,915             20         61,238         54,248
Net transfers(1)                                                 20,914         89,687             --         28,353         11,796
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (912)          (342)            --        (26,598)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   28,074        316,260             20         62,993         66,044
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  22,768             --             --         21,262             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     62,560   $    353,244   $         21   $     99,608   $     79,775
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           30,326             --             --         28,363             --
Contract purchase payments                                        8,370        250,446             --         66,255         49,277
Net transfers(1)                                                 24,672        102,398             --         32,779          9,361
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (1,043)          (364)            --        (27,763)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 62,325        352,480             --         99,634         58,638
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     UAAD4          WAAD5         WAAD4(3)        WAAD3        UAAD6(4)
OPERATIONS
Investment income (loss) -- net                            $     (1,432)  $       (455)  $         --   $        (12)  $       (125)
Net realized gain (loss) on sales of investments                    617            165             --              1             23
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    35,423         10,361              1            300          3,273
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      34,608         10,071              1            289          3,171
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      125,876         27,756             20          3,549         15,255
Net transfers(1)                                                 15,601         69,993             --          2,502             --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (121)            --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  141,356         97,749             20          6,051         15,255
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  13,154             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    189,118   $    107,820   $         21   $      6,340   $     18,426
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           17,558             --             --             --             --
Contract purchase payments                                      153,341         24,381             --          2,893         13,575
Net transfers(1)                                                 18,709         61,584             --          2,150             --
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (127)            --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                189,481         85,965             --          5,043         13,575
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WAAD8         UAAD7(4)        WAAD1         UAAD9(3)        WAAD9
OPERATIONS
Investment income (loss) -- net                            $        (52)  $       (102)  $        (35)  $         (3)  $         --
Net realized gain (loss) on sales of investments                      4              6              1             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     1,153          2,672          1,123             47              3
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1,105          2,576          1,089             44              3
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        5,040         22,290         35,734             20             20
Net transfers(1)                                                  7,182         23,289             --          2,500             --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   12,222         45,579         35,734          2,520             20
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     13,327   $     48,155   $     36,823   $      2,564   $         23
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                        4,120         17,519         29,457             --             --
Net transfers(1)                                                  6,534         17,991             --          2,453             --
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 10,654         35,510         29,457          2,453             --
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   UAAD8(4)         EGN           UDDT1          UDDT2          UDDT3
OPERATIONS
Investment income (loss) -- net                            $        (18)  $    (21,121)  $       (464)  $     (3,429)  $     (1,076)
Net realized gain (loss) on sales of investments                      2       (386,030)        (3,513)       (13,823)       (13,407)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       346      1,447,126         17,770        110,972         37,396
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         330      1,039,975         13,793         93,720         22,913
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --         10,192             --            938             --
Net transfers(1)                                                  1,528       (207,181)        (4,498)        (8,116)        83,852
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --       (407,967)        (1,713)       (11,436)           (45)
    Death benefits                                                   --        (70,970)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    1,528       (675,926)        (6,211)       (18,614)        83,807
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --      5,160,048         44,088        274,162         55,954
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      1,858   $  5,524,097   $     51,670   $    349,268   $    162,674
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --      5,619,105        112,634        701,350        143,582
Contract purchase payments                                           --         10,842             --          2,064             --
Net transfers(1)                                                  1,373       (234,609)       (11,489)       (20,582)       164,114
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --       (420,559)        (4,122)       (25,625)          (109)
    Death benefits                                                   --        (71,873)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  1,373      4,902,906         97,023        657,207        307,587
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                      UDDT4           EIN           UVAL1          UVAL2          PVAL2
OPERATIONS
Investment income (loss) -- net                            $     (9,446)  $    (20,994)  $     (2,096)  $    (18,577)  $     (2,140)
Net realized gain (loss) on sales of investments                (58,255)      (190,837)       (54,806)       (69,599)       (12,263)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   273,098        818,355        113,637        583,597         67,289
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     205,397        606,524         56,735        495,421         52,886
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       20,213          8,628            386            511          4,950
Net transfers(1)                                                (32,953)        65,620        (31,715)        39,734         (7,633)
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (79,308)      (239,248)        (7,912)      (111,329)        (6,312)
    Death benefits                                              (38,009)       (14,306)       (54,067)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (130,057)      (179,306)       (93,308)       (71,084)        (8,995)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 639,382      2,395,358        338,377      2,160,792        235,485
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    714,722   $  2,822,576   $    301,804   $  2,585,129   $    279,376
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,645,840      2,968,203        636,641      4,075,953        421,901
Contract purchase payments                                       44,186         10,190            779            883          7,962
Net transfers(1)                                                (98,470)        69,847        (63,234)        59,866        (14,650)
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (160,590)      (283,049)       (13,811)      (194,947)       (10,376)
    Death benefits                                              (74,279)       (16,749)      (101,814)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,356,687      2,748,442        458,561      3,941,755        404,837
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                      WVAL7          PVAL1          UVAL4           EVA           WVAL4
OPERATIONS
Investment income (loss) -- net                            $    (31,691)  $    (53,431)  $    (37,107)  $   (100,622)  $    (52,080)
Net realized gain (loss) on sales of investments               (338,925)      (599,604)      (222,740)      (795,000)      (204,591)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,116,679      1,827,865        990,872      2,803,478      1,214,871
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     746,063      1,174,830        731,025      1,907,856        958,200
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       11,651         29,347         19,731          7,843          5,797
Net transfers(1)                                                 34,605       (210,455)      (216,675)      (151,874)        48,969
Adjustments to net assets allocated to contracts
  in payout period                                                   --         (6,038)            --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (147,012)      (278,184)      (164,608)      (605,266)      (126,606)
    Death benefits                                              (43,523)       (44,598)       (46,089)      (144,687)       (18,417)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (144,279)      (509,928)      (407,641)      (893,984)       (90,257)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               3,336,933      5,580,541      3,455,322      8,772,257      4,131,484
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  3,938,717   $  6,245,443   $  3,778,706   $  9,786,129   $  4,999,427
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        6,919,492      9,969,752      6,560,217     10,223,387      8,627,854
Contract purchase payments                                       24,912         46,919         31,865          8,085         10,718
Net transfers(1)                                                 34,613       (422,398)      (413,740)      (175,582)       111,549
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (285,409)      (486,723)      (287,165)      (658,714)      (244,845)
    Death benefits                                              (84,462)       (71,134)       (76,929)      (150,702)       (35,661)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              6,609,146      9,036,416      5,814,248      9,246,474      8,469,615
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WVAL3          SVAL1          WVAL2          WVAL1         WVAL9(2)
OPERATIONS
Investment income (loss) -- net                            $    (43,473)  $    (38,367)  $     (7,157)  $    (10,522)  $         --
Net realized gain (loss) on sales of investments               (468,653)      (252,322)       (63,189)       (19,183)            --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,244,805        903,480        177,591        190,757              2
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     732,679        612,791        107,245        161,052              2
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       57,695            985             --         60,088             20
Net transfers(1)                                               (131,073)       (56,621)       (34,981)       (14,301)            --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (321,267)      (151,992)       (33,980)        (6,964)            --
    Death benefits                                             (133,038)       (16,823)          (971)        (3,032)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (527,683)      (224,451)       (69,932)        35,791             20
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               3,649,579      2,819,652        529,279        661,158             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  3,854,575   $  3,207,992   $    566,592   $    858,001   $         22
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        7,632,431      5,773,106      1,111,598      1,390,561             --
Contract purchase payments                                      105,282          2,224             --        124,460             --
Net transfers(1)                                               (276,229)      (118,766)       (77,317)       (27,758)            --
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (651,878)      (285,325)       (64,898)       (13,432)            --
    Death benefits                                             (266,897)       (34,697)        (2,103)        (6,211)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              6,542,709      5,336,542        967,280      1,467,620             --
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UAVA1          UAVA2         WAVA7(3)        UAVA3         UAVA5(4)
OPERATIONS
Investment income (loss) -- net                            $       (123)  $       (296)  $         --   $        (19)  $        (15)
Net realized gain (loss) on sales of investments                     89            695             --              2              2
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     4,749          9,200              1            625            429
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       4,715          9,599              1            608            416
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       10,871         13,906             30             --          5,055
Net transfers(1)                                                  2,209         25,401             --          5,546            889
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --            (29)            --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   13,080         39,278             30          5,546          5,944
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   2,507         23,153             --             22             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     20,302   $     72,030   $         31   $      6,176   $      6,360
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            3,221         29,767             --             29             --
Contract purchase payments                                       15,005         15,346             --             --          4,269
Net transfers(1)                                                  2,881         29,928             --          6,417            790
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --            (31)            --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 21,107         75,010             --          6,446          5,059
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     UAVA4         WAVA5         WAVA4(3)        WAVA3         UAVA6(4)
OPERATIONS
Investment income (loss) -- net                            $        (70)  $       (130)  $         --   $        (22)  $         --
Net realized gain (loss) on sales of investments                    105             15             --             (6)            --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     1,925          3,269              1            380              2
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1,960          3,154              1            352              2
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       13,888          4,340             30             --             20
Net transfers(1)                                                  3,674         16,673             --             --             --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --             --             (7)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   17,562         21,013             30             (7)            20
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     416             --             --          1,543             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     19,938   $     24,167   $         31   $      1,888   $         22
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                              535             --             --          2,083             --
Contract purchase payments                                       16,034          5,863             --             --             --
Net transfers(1)                                                  4,280         20,625             --             --             --
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --             --             (9)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 20,849         26,488             --          2,074             --
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WAVA8         UAVA7(4)       WAVA1         UAVA9(3)        WAVA9
OPERATIONS
Investment income (loss) -- net                            $         --   $          3   $         --   $         --   $         --
Net realized gain (loss) on sales of investments                     --             --             --             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         2            101              2              1              2
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           2            104              2              1              2
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           20          4,245             20             30             20
Net transfers(1)                                                     --             --             --             --             --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       20          4,245             20             30             20
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         22   $      4,349   $         22   $         31   $         22
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                           --          3,452             --             --             --
Net transfers(1)                                                     --             --             --             --             --
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --          3,452             --             --             --
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UAVA8(4)        UGIP1         UGIP2         WGIP7(3)        UGIP3
OPERATIONS
Investment income (loss) -- net                            $         --   $     (2,705)  $    (19,733)  $         (7)  $    (13,856)
Net realized gain (loss) on sales of investments                     --        (36,973)       (78,937)            --       (279,911)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         2        339,135      2,088,446            359        970,815
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           2        299,457      1,989,776            352        677,048
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           20         39,321        338,698         32,907         33,316
Net transfers(1)                                                     --        225,114        806,074             --       (119,632)
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --           (682)
Contract terminations:
    Surrender benefits and contract charges                          --        (84,413)      (262,447)            --        (85,243)
    Death benefits                                                   --         (8,152)       (50,135)            --        (47,414)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       20        171,870        832,190         32,907       (219,655)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        996,251      6,104,915             --      2,880,686
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         22   $  1,467,578   $  8,926,881   $     33,259   $  3,338,079
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --      1,341,385      8,240,945             --      3,897,922
Contract purchase payments                                           --         50,987        389,798         30,932         41,649
Net transfers(1)                                                     --        229,893        958,359             --       (314,887)
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --       (102,555)      (312,244)            --       (103,619)
    Death benefits                                                   --         (9,426)       (60,017)            --        (60,492)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --      1,510,284      9,216,841         30,932      3,460,573
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UGIP5(4)        UGIP4         WGIP5         WGIP4(3)        WGIP3
OPERATIONS
Investment income (loss) -- net                            $       (531)  $    (48,231)  $       (722)  $        (29)  $       (180)
Net realized gain (loss) on sales of investments                    339       (159,326)            53              2            206
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    12,697      2,667,229         23,899          1,395          4,827
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      12,505      2,459,672         23,230          1,368          4,853
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      100,266        369,762        102,313         21,888          1,400
Net transfers(1)                                                 22,187        540,966        139,645          1,683         34,696
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (100)      (407,112)           (28)            --         (3,823)
    Death benefits                                                   --        (45,226)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  122,353        458,390        241,930         23,571         32,273
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --      8,027,175          2,120             --          1,302
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    134,858   $ 10,945,237   $    267,280   $     24,939   $     38,428
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --     10,906,192          2,223             --          1,366
Contract purchase payments                                       83,351        438,196         89,488         21,554          1,165
Net transfers(1)                                                 18,358        606,301        123,346          1,642         31,735
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (80)      (493,831)           (24)            --         (3,306)
    Death benefits                                                   --        (54,037)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                101,629     11,402,821        215,033         23,196         30,960
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UGIP6(4)        WGIP8         UGIP7(4)       WGIP1         UGIP9(3)
OPERATIONS
Investment income (loss) -- net                            $     (1,014)  $        (78)  $     (1,142)  $       (337)  $         --
Net realized gain (loss) on sales of investments                  1,760             70            206            347             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    39,200          4,651         32,965         12,287              2
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      39,946          4,643         32,029         12,297              2
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      216,894         20,238        218,864          7,095             30
Net transfers(1)                                                111,886            567         74,827         37,671             --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (4,609)        (1,714)            --            (81)            --
    Death benefits                                              (13,509)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  310,662         19,091        293,691         44,685             30
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --          1,076             --          7,737             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    350,608   $     24,810   $    325,720   $     64,719   $         32
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --          1,129             --          8,121             --
Contract purchase payments                                      188,327         20,015        184,676          7,319             --
Net transfers(1)                                                 91,566            559         61,583         36,907             --
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (3,752)        (1,688)            --            (67)            --
    Death benefits                                              (11,313)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                264,828         20,015        246,259         52,280             --
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WGIP9         UGIP8(4)       UPRG1          UPRG2         WPRG7(3)
OPERATIONS
Investment income (loss) -- net                            $         --   $       (252)  $     (4,395)  $    (25,395)  $         --
Net realized gain (loss) on sales of investments                     --            (30)       (44,783)       (93,222)            --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         4          4,857        130,687        571,368              1
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           4          4,575         81,509        452,751              1
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           30         20,742         55,957        176,045             30
Net transfers(1)                                                     --         36,423        (29,776)       239,909             --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --        (68,233)      (111,843)            --
    Death benefits                                                   --             --             --        (27,534)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       30         57,165        (42,052)       276,577             30
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --        449,521      1,993,594             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         34   $     61,740   $    488,978   $  2,722,922   $         31
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --      1,002,649      4,458,868             --
Contract purchase payments                                           --         18,677        110,440        340,888             --
Net transfers(1)                                                     --         28,085        (78,033)       488,912             --
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --       (142,010)      (242,536)            --
    Death benefits                                                   --             --             --        (55,672)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --         46,762        893,046      4,990,460             --
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     UPRG3         UPRG5(4)       UPRG4           EPP          WPRG4(3)
OPERATIONS
Investment income (loss) -- net                            $     (9,554)  $       (115)  $    (48,756)  $    (17,509)  $         (2)
Net realized gain (loss) on sales of investments               (174,361)          (215)      (204,700)      (269,998)            --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   314,024          1,366        951,866        523,145             33
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     130,109          1,036        698,410        235,638             31
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       22,346         16,286        172,752         98,089             30
Net transfers(1)                                               (162,476)        18,082        (93,073)           773          1,263
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (55,234)            --       (143,921)      (133,631)            --
    Death benefits                                              (25,268)            --        (15,422)       (44,589)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (220,632)        34,368        (79,664)       (79,358)         1,293
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 909,470             --      3,422,848      1,237,662             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    818,947   $     35,404   $  4,041,594   $  1,393,942   $      1,324
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,042,048             --      7,705,539      2,311,533             --
Contract purchase payments                                       47,204         13,505        342,048        161,585             --
Net transfers(1)                                               (414,682)        14,869       (251,155)       (11,241)         1,262
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (114,070)            --       (289,543)      (243,950)            --
    Death benefits                                              (50,965)            --        (31,608)       (77,480)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,509,535         28,374      7,475,281      2,140,447          1,262
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     SPGR2         UPRG6(4)       SPGR1         UPRG7(4)        WPRG1
OPERATIONS
Investment income (loss) -- net                            $     (7,415)  $     (1,204)  $    (39,308)  $       (787)  $       (105)
Net realized gain (loss) on sales of investments                (69,693)            35       (171,670)           (58)            20
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   169,966         16,907        678,216          9,736          1,459
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      92,858         15,738        467,238          8,891          1,374
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --        208,188         18,496        126,349             --
Net transfers(1)                                                 (6,911)         6,586        288,600         23,146          4,955
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (44,990)            --       (144,686)            --            (14)
    Death benefits                                              (40,607)            --         (1,309)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (92,508)       214,774        161,101        149,495          4,941
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 513,943             --      2,207,451             --          2,005
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    514,293   $    230,512   $  2,835,790   $    158,386   $      8,320
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,161,672             --      4,630,805             --          2,180
Contract purchase payments                                           --        179,616         35,094        107,690             --
Net transfers(1)                                                (22,309)         5,553        516,719         19,655          5,293
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (94,111)            --       (279,143)            --            (13)
    Death benefits                                              (88,586)            --         (2,908)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                956,666        185,169      4,900,567        127,345          7,460
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UPRG9(3)       WPRG9         UPRG8(4)        UTEC1          UTEC2
OPERATIONS
Investment income (loss) -- net                            $         --   $         --   $        (47)  $     (1,672)  $     (8,237)
Net realized gain (loss) on sales of investments                     --             --            483         (3,372)       (36,839)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         1              2            316         61,035        286,083
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           1              2            752         55,991        241,007
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           30             30             --          3,200         61,903
Net transfers(1)                                                     --             --          3,412        109,674        420,176
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --             --         (3,410)       (17,923)
    Death benefits                                                   --             --             --             --           (378)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       30             30          3,412        109,464        463,778
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --        109,721        450,190
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         31   $         32   $      4,164   $    275,176   $  1,154,975
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --        371,846      1,529,719
Contract purchase payments                                           --             --             --          7,458        168,541
Net transfers(1)                                                     --             --          3,354        284,687      1,113,407
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --             --         (8,868)       (50,890)
    Death benefits                                                   --             --             --             --         (1,066)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --             --          3,354        655,123      2,759,711
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WTEC7(3)       UTEC3         UTEC5(4)        UTEC4           ETC
OPERATIONS
Investment income (loss) -- net                            $         (1)  $     (2,262)  $       (861)  $    (12,647)  $    (10,593)
Net realized gain (loss) on sales of investments                     --       (102,014)           247       (119,472)      (266,496)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        52        160,074         22,858        449,227        532,215
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          51         55,798         22,244        317,108        255,126
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        2,023          2,738         81,527        231,532         55,659
Net transfers(1)                                                     --        (45,024)        51,791          9,507         43,581
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --         (5,206)            --        (59,220)       (47,132)
    Death benefits                                                   --         (1,440)            --             --         (2,289)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    2,023        (48,932)       133,318        181,819         49,819
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        200,643             --        708,564        631,758
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      2,074   $    207,509   $    155,562   $  1,207,491   $    936,703
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        684,451             --      2,423,326      1,387,024
Contract purchase payments                                        2,047          7,206         71,052        695,920         92,606
Net transfers(1)                                                     --       (175,769)        39,215        (41,932)        68,653
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --        (13,436)            --       (165,892)       (93,247)
    Death benefits                                                   --         (4,025)            --             --         (4,415)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  2,047        498,427        110,267      2,911,422      1,450,621
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WTEC4(3)        STEC2         UTEC6(4)       STEC1         UTEC7(4)
OPERATIONS
Investment income (loss) -- net                            $         (7)  $     (6,662)  $     (1,595)  $    (20,086)  $       (576)
Net realized gain (loss) on sales of investments                     --       (114,533)           376       (216,737)         6,478
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       106        278,601         42,029        654,919          5,981
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          99        157,406         40,810        418,096         11,883
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        5,020             --        134,415         16,374         58,578
Net transfers(1)                                                     --       (159,330)         8,862        165,585         18,735
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --        (18,048)            --        (69,167)           (10)
    Death benefits                                                   --        (15,103)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    5,020       (192,481)       143,277        112,792         77,303
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        539,509             --      1,068,958             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      5,119   $    504,434   $    184,087   $  1,599,846   $     89,186
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --      1,975,781             --      3,655,170             --
Contract purchase payments                                        5,082             --        123,508         40,831         45,250
Net transfers(1)                                                     --       (559,840)         7,281        379,695         18,180
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --        (57,096)            --       (209,557)            (7)
    Death benefits                                                   --        (54,424)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  5,082      1,304,421        130,789      3,866,139         63,423
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WTEC1         UTEC9(3)       WTEC9         UTEC8(4)        UAGR1
OPERATIONS
Investment income (loss) -- net                            $       (129)  $         --   $         --   $        (41)  $         66
Net realized gain (loss) on sales of investments                     19             --             --              2            419
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     2,986             --              3            557          3,694
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       2,876             --              3            518          4,179
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       17,289             20             20             20         12,243
Net transfers(1)                                                     --             --             --         12,311         23,364
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --             --             --         (6,921)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   17,289             20             20         12,331         28,686
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --          7,999
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     20,165   $         20   $         23   $     12,849   $     40,864
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --          8,818
Contract purchase payments                                       15,124             --             --             --         13,011
Net transfers(1)                                                     --             --             --          9,137         23,510
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --             --             --         (7,029)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 15,124             --             --          9,137         38,310
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     UAGR2         WAGR7(3)       UAGR3         UAGR5(4)        UAGR4
OPERATIONS
Investment income (loss) -- net                            $      2,660   $         --   $        (32)  $         27   $        644
Net realized gain (loss) on sales of investments                  2,132             --             25          1,104            148
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    26,919              1          1,523          4,480         22,131
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      31,711              1          1,516          5,611         22,923
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      198,746             20          4,981         32,846         64,897
Net transfers(1)                                                 36,427             --         15,121         46,304         83,273
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (1,071)            --            (22)          (564)          (166)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  234,102             20         20,080         78,586        148,004
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  36,949             --          1,260             --         64,196
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    302,762   $         21   $     22,856   $     84,197   $    235,123
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           40,731             --          1,391             --         70,921
Contract purchase payments                                      206,609             --          4,955         30,218         65,409
Net transfers(1)                                                 38,021             --         15,192         41,303         85,511
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (1,092)            --            (22)          (483)          (165)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                284,269             --         21,516         71,038        221,676
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WAGR5(4)       WAGR4(3)      WAGR3(3)       UAGR6(4)       WAGR8(4)
OPERATIONS
Investment income (loss) -- net                            $        (39)  $         --   $         --   $        590   $         --
Net realized gain (loss) on sales of investments                      1             --             --            196             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       577              1              1          8,386              1
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         539              1              1          9,172              1
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        7,563             20             20         70,631             20
Net transfers(1)                                                  1,677             --             --          9,447             --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --             --         (1,540)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    9,240             20             20         78,538             20
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      9,779   $         21   $         21   $     87,710   $         21
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                        6,926             --             --         67,232             --
Net transfers(1)                                                  1,522             --             --          8,329             --
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --             --         (1,388)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  8,448             --             --         74,173             --
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UAGR7(4)       UAGR9(3)      UAGR8(4)         EHG           SUGH2
OPERATIONS
Investment income (loss) -- net                            $         (3)  $         --   $         --   $     27,270   $     19,736
Net realized gain (loss) on sales of investments                    124             --             --         24,956         16,324
Distributions from capital gains                                     --             --             --         14,951         10,879
Net change in unrealized appreciation or
  depreciation of investments                                         2              1              1        (27,969)       (23,142)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         123              1              1         39,208         23,797
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --             20             20        131,813         13,426
Net transfers(1)                                                   (102)            --             --       (180,733)      (259,229)
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --             --       (137,022)       (49,748)
    Death benefits                                                   --             --             --        (14,957)       (63,897)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                     (102)            20             20       (200,899)      (359,448)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --      1,909,121      1,402,453
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         21   $         21   $         21   $  1,747,430   $  1,066,802
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --      1,554,449      1,233,394
Contract purchase payments                                           --             --             --        106,236         11,969
Net transfers(1)                                                     --             --             --       (145,664)      (226,299)
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --             --       (110,512)       (43,300)
    Death benefits                                                   --             --             --        (12,023)       (56,572)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --             --             --      1,392,486        919,192
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       SUGH1           EIG           EVL            EAS           SCAS2
OPERATIONS
Investment income (loss) -- net                            $     16,744   $     (1,469)  $     (5,163)  $     (8,533)  $     (4,664)
Net realized gain (loss) on sales of investments                 29,819        (85,660)         7,517         (9,315)        (6,566)
Distributions from capital gains                                 10,947             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (29,298)       531,273        423,892        163,933         79,995
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      28,212        444,144        426,246        146,085         68,765
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       19,946          2,492          3,732          1,886             --
Net transfers(1)                                               (205,388)        10,007        (25,380)        42,549        542,111
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (53,447)      (138,073)      (165,843)       (16,919)       (17,010)
    Death benefits                                              (43,320)       (63,787)        (9,486)       (11,371)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (282,209)      (189,361)      (196,977)        16,145        525,101
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,462,416      1,766,089      1,767,705        554,176         42,016
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,208,419   $  2,020,872   $  1,996,974   $    716,406   $    635,882
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,191,910      1,914,977      1,440,064        517,558         47,083
Contract purchase payments                                       15,797          2,707          3,016          1,841             --
Net transfers(1)                                               (164,198)        13,476        (26,153)        27,922        526,156
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (43,100)      (141,973)      (129,454)       (14,106)       (16,859)
    Death benefits                                              (34,509)       (69,414)        (7,098)       (11,354)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                965,900      1,719,773      1,280,375        521,861        556,380
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       SCAS1          PCHY2         PCHY1           EEG           SEGR2
OPERATIONS
Investment income (loss) -- net                            $    (13,970)  $      6,709   $     25,201   $       (774)  $       (127)
Net realized gain (loss) on sales of investments                (18,855)          (107)          (526)        (9,066)           (38)
Distributions from capital gains                                     --            203            856             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   239,866          6,344         22,329         25,411          2,341
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     207,041         13,149         47,860         15,571          2,176
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          671             --          1,379          4,633             --
Net transfers(1)                                                670,950         (9,681)        45,810         30,954         21,998
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (35,390)        (6,806)       (22,495)        (4,586)          (375)
    Death benefits                                              (35,869)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  600,362        (16,487)        24,694         31,001         21,623
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 558,533        121,737        427,020         53,657          4,694
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,365,936   $    118,399   $    499,574   $    100,229   $     28,493
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          624,077        112,215        394,308         73,182          8,787
Contract purchase payments                                          663             --          1,225          4,860             --
Net transfers(1)                                                635,063         (7,962)        40,132         23,792         29,432
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (35,693)        (6,005)       (19,973)        (5,173)          (502)
    Death benefits                                              (31,205)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,192,905         98,248        415,692         96,661         37,717
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       SEGR1          WSRG7         WSRG6           ESR           WSRG4
OPERATIONS
Investment income (loss) -- net                            $     (3,353)  $     (4,590)  $     (4,137)  $     (3,486)  $     (7,588)
Net realized gain (loss) on sales of investments                (16,295)       (34,439)       (29,912)       (13,883)       (78,741)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    86,042        130,666        113,935         77,023        207,010
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      66,394         91,637         79,886         59,654        120,681
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --             18         11,706         15,359         24,234
Net transfers(1)                                                136,954        (10,267)        15,902          2,044         13,818
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (3,765)       (22,397)       (10,027)       (15,593)       (24,952)
    Death benefits                                                   --           (707)          (839)            --        (10,537)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  133,189        (33,353)        16,742          1,810          2,563
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 157,183        395,590        346,036        248,603        544,273
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    356,766   $    453,874   $    442,664   $    310,067   $    667,517
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          329,425        816,548        715,210        431,086      1,131,385
Contract purchase payments                                           --             34         21,390         22,028         42,165
Net transfers(1)                                                206,810        (20,634)        19,341          3,572         14,865
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (6,462)       (41,901)       (19,100)       (23,922)       (49,631)
    Death benefits                                                   --         (1,487)        (1,535)            --        (21,711)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                529,773        752,560        735,306        432,764      1,117,073
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WSRG3         WSRG8(2)        WSRG2          WSRG1         WSRG9(2)
OPERATIONS
Investment income (loss) -- net                            $     (3,300)  $         --   $     (1,027)  $       (994)  $         --
Net realized gain (loss) on sales of investments                (47,688)            --        (15,305)          (275)            --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   101,716              3         29,246         16,551              3
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      50,728              3         12,914         15,282              3
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          624             30             --             --             30
Net transfers(1)                                                 28,497             --        (10,354)        30,847             --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (5,089)            --         (6,795)          (140)            --
    Death benefits                                              (14,110)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    9,922             30        (17,149)        30,707             30
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 228,830             --         74,797         34,107             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    289,480   $         33   $     70,562   $     80,096   $         33
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          476,398             --        156,432         71,415             --
Contract purchase payments                                        1,151             --             --             --             --
Net transfers(1)                                                 47,108             --        (24,667)        64,228             --
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (9,957)            --        (12,670)          (255)            --
    Death benefits                                              (29,145)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                485,555             --        119,095        135,388             --
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                      EDS           ECO           UECB1          UECB2         WECB7(3)
OPERATIONS
Investment income (loss) -- net                            $     (2,542)  $       (277)  $     26,564   $     95,942   $      1,540
Net realized gain (loss) on sales of investments                (35,306)           130            (41)         1,110            (51)
Distributions from capital gains                                     --             --            735          2,818             --
Net change in unrealized appreciation or
  depreciation of investments                                   122,451          7,718        (16,424)       (55,612)        (1,209)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      84,603          7,571         10,834         44,258            280
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          120            270        321,424      1,578,793         62,305
Net transfers(1)                                                (33,549)          (294)       278,636        568,549          8,645
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (10,137)           (19)       (16,886)       (48,264)            --
    Death benefits                                               (7,953)        (3,548)            --         (2,347)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (51,519)        (3,591)       583,174      2,096,731         70,950
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 442,774         19,184        250,512        926,766             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    475,858   $     23,164   $    844,520   $  3,067,755   $     71,230
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          666,236         20,436        241,012        892,000             --
Contract purchase payments                                          169            281        303,044      1,498,817         61,793
Net transfers(1)                                                (50,706)          (229)       263,976        538,694          8,554
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (15,831)           (17)       (16,001)       (45,703)            --
    Death benefits                                              (12,012)        (2,964)            --         (2,251)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                587,856         17,507        792,031      2,881,557         70,347
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     UECB3         UECB5(4)        UECB4          WECB5         WECB4(3)
OPERATIONS
Investment income (loss) -- net                            $     30,127   $     27,860   $     89,893   $     44,756   $      3,092
Net realized gain (loss) on sales of investments                  1,711            177          2,061            133              6
Distributions from capital gains                                  1,008            136          2,393            739             --
Net change in unrealized appreciation or
  depreciation of investments                                   (20,605)       (19,347)       (56,537)       (35,997)        (2,947)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      12,241          8,826         37,810          9,631            151
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      519,113        808,329      1,461,649      1,036,563        466,618
Net transfers(1)                                                215,644        166,004        618,034        303,534         38,206
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (96,869)       (20,041)       (19,385)       (14,538)           (49)
    Death benefits                                               (5,600)            --           (802)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  632,288        954,292      2,059,496      1,325,559        504,775
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 312,785             --        785,018        109,715             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    957,314   $    963,118   $  2,882,324   $  1,444,905   $    504,926
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          301,184             --        756,364        105,734             --
Contract purchase payments                                      493,725        796,397      1,391,905        982,889        460,779
Net transfers(1)                                                203,669        163,067        587,645        288,052         37,642
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (92,244)       (19,613)       (18,460)       (13,844)           (48)
    Death benefits                                               (5,297)            --           (770)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                901,037        939,851      2,716,684      1,362,831        498,373
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WECB3         UECB6(4)        WECB8         UECB7(4)        WECB1
OPERATIONS
Investment income (loss) -- net                            $      6,994   $     18,593   $      9,213   $     24,657   $      8,310
Net realized gain (loss) on sales of investments                  1,699         (1,188)            56           (284)           359
Distributions from capital gains                                    247             40             21             54            231
Net change in unrealized appreciation or
  depreciation of investments                                    (5,487)       (15,998)        (7,625)       (18,550)        (6,035)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       3,453          1,447          1,665          5,877          2,865
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       88,436        407,681        160,771        658,340        219,185
Net transfers(1)                                                 86,005        173,204        170,927        111,762        100,701
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (32,554)        (1,417)        (6,021)       (18,422)        (2,706)
    Death benefits                                               (5,126)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  136,761        579,468        325,677        751,680        317,180
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  95,644             --             15             --         61,631
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    235,858   $    580,915   $    327,357   $    757,557   $    381,676
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           92,212             --             15             --         59,467
Contract purchase payments                                       84,304        400,407        152,890        649,832        208,475
Net transfers(1)                                                 81,573        169,149        162,524        109,946         96,162
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (30,406)        (1,399)        (5,745)       (18,101)        (2,566)
    Death benefits                                               (4,906)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                222,777        568,157        309,684        741,677        361,538
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UECB9(3)        WECB9         UECB8(4)       UEFF1          UEFF2
OPERATIONS
Investment income (loss) -- net                            $      1,188   $       (389)  $      5,516   $        466   $      3,859
Net realized gain (loss) on sales of investments                    (75)         1,709           (166)           197            207
Distributions from capital gains                                     --             --             37             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (1,027)          (135)        (4,601)         2,611         24,294
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          86          1,185            786          3,274         28,360
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       36,491            220        110,274         11,268         92,327
Net transfers(1)                                                    408         (3,730)        77,739         13,345         44,367
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --       (119,259)            --         (3,356)          (695)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   36,899       (122,769)       188,013         21,257        135,999
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        121,859             --          9,645        131,768
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     36,985   $        275   $    188,799   $     34,176   $    296,127
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        117,635             --          9,636        131,706
Contract purchase payments                                       36,153            210        108,257         10,524         86,805
Net transfers(1)                                                    394         (3,950)        76,915         12,745         41,314
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --       (113,634)            --         (3,039)          (638)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 36,547            261        185,172         29,866        259,187
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WEFF7(3)        UEFF3         UEFF5(4)        UEFF4          WEFF5
OPERATIONS
Investment income (loss) -- net                            $        163   $      1,398   $        906   $      1,906   $      1,461
Net realized gain (loss) on sales of investments                     --             15             64             36              9
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        53          6,615          3,432          6,858          1,952
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         216          8,028          4,402          8,800          3,422
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        8,298         68,561         38,498         99,242         64,847
Net transfers(1)                                                     --         18,798         30,200          9,774         17,925
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --            (60)          (140)           (79)          (322)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    8,298         87,299         68,558        108,937         82,450
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --          7,823             --         25,713             33
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      8,514   $    103,150   $     72,960   $    143,450   $     85,905
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --          7,825             --         25,728             33
Contract purchase payments                                        8,208         65,076         35,657         90,888         59,275
Net transfers(1)                                                     --         17,619         27,571          9,437         16,511
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --            (56)          (126)           (71)          (315)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  8,208         90,464         63,102        125,982         75,504
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WEFF4(3)        WEFF3         UEFF6(4)       WEFF8         UEFF7(4)
OPERATIONS
Investment income (loss) -- net                            $        174   $        698   $      1,473   $         97   $      4,515
Net realized gain (loss) on sales of investments                     --              6             21              3             30
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       138          3,073          2,452            507          5,770
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         312          3,777          3,946            607         10,315
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       21,020         24,645         63,101             --        253,016
Net transfers(1)                                                     --         26,027         21,781          6,968          5,312
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --           (343)            --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   21,020         50,672         84,539          6,968        258,328
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     21,332   $     54,449   $     88,485   $      7,575   $    268,643
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       20,603         23,175         57,143             --        228,354
Net transfers(1)                                                     --         24,749         19,881          6,677          4,770
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --           (309)            --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 20,603         47,924         76,715          6,677        233,124
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WEFF1         UEFF9(3)        WEFF9         UEFF8(4)       UEVF1(5)
OPERATIONS
Investment income (loss) -- net                            $        210   $        134   $         --   $        278   $        (30)
Net realized gain (loss) on sales of investments                     15             --             --              7             28
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     2,419            163              1          1,305          1,723
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       2,644            297              1          1,590          1,721
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --          7,020             20          2,000             --
Net transfers(1)                                                 17,462             --             --         20,012         40,020
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --             --             --           (683)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   17,462          7,020             20         22,012         39,337
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   5,618             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     25,724   $      7,317   $         21   $     23,602   $     41,058
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            5,631             --             --             --             --
Contract purchase payments                                           --          7,049             --          1,911             --
Net transfers(1)                                                 17,076             --             --         18,586         40,020
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --             --             --           (657)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 22,707          7,049             --         20,497         39,363
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UEVF2(5)       UEVF3(5)       UEVF4(5)        UEFD1          UEFD2
OPERATIONS
Investment income (loss) -- net                            $       (294)  $       (158)  $       (290)  $        (97)  $     (1,144)
Net realized gain (loss) on sales of investments                     18             11             13            311             (5)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    18,695          8,792         15,008          5,356         61,527
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      18,419          8,645         14,731          5,570         60,378
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --             --             --         21,888        113,188
Net transfers(1)                                                426,841        201,034        343,111        123,230      1,359,602
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (195)          (133)           (39)          (217)        (2,509)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  426,646        200,901        343,072        144,901      1,470,281
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    445,065   $    209,546   $    357,803   $    150,471   $  1,530,659
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                           --             --             --         18,298         96,945
Net transfers(1)                                                426,862        201,033        343,106        107,352      1,184,059
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (190)          (129)           (38)          (185)        (2,111)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                426,672        200,904        343,068        125,465      1,278,893
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WEFD7(3)        UEFD3         UEFD5(4)        UEFD4          WEFD5
OPERATIONS
Investment income (loss) -- net                            $        (38)  $       (192)  $       (197)  $     (1,148)  $       (430)
Net realized gain (loss) on sales of investments                     31            245              2            859            433
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     2,362          8,890          8,180         48,132         17,870
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       2,355          8,943          7,985         47,843         17,873
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       41,503         17,970         43,263         48,996         21,944
Net transfers(1)                                                 46,353        196,588        161,102      1,049,848        404,997
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --           (262)          (414)        (4,281)          (761)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   87,856        214,296        203,951      1,094,563        426,180
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     90,211   $    223,239   $    211,936   $  1,142,406   $    444,053
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       39,703         15,387         34,727         42,782         18,814
Net transfers(1)                                                 46,177        171,726        131,185        918,616        354,090
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --           (229)          (336)        (3,682)          (647)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 85,880        186,884        165,576        957,716        372,257
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WEFD4(3)       WEFD3         UEFD6(4)        WEFD8         UEFD7(4)
OPERATIONS
Investment income (loss) -- net                            $        (90)  $        (92)  $       (289)  $        (88)  $       (273)
Net realized gain (loss) on sales of investments                    208             53           (111)             4             48
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     4,019          3,680         10,986          3,385          9,892
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       4,137          3,641         10,586          3,301          9,667
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       55,659          2,814         11,369          9,181          3,092
Net transfers(1)                                                 52,626         80,590        251,949         69,639        223,510
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (61)          (291)          (163)           (65)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  108,224         83,113        263,155         78,755        226,602
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    112,361   $     86,754   $    273,741   $     82,056   $    236,269
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       54,701          2,427          9,079          7,924          2,463
Net transfers(1)                                                 52,342         70,635        205,402         61,090        182,836
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (58)          (254)          (129)           (57)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                106,985         72,808        214,352         68,957        185,299
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WEFD1        UEFD9(3)         WEFD9        UEFD8(4)        UEGI1
OPERATIONS
Investment income (loss) -- net                            $       (248)  $        (12)  $         --   $        (50)  $       (259)
Net realized gain (loss) on sales of investments                    629              1             --            122         (2,282)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     8,001            458              3          1,345         20,277
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       8,382            447              3          1,417         17,736
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        7,504          4,354             20          1,121             --
Net transfers(1)                                                199,148          5,171             --         29,050         (1,402)
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (120)            --             --             --         (9,845)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  206,532          9,525             20         30,171        (11,247)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --         69,786
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    214,914   $      9,972   $         23   $     31,588   $     76,275
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --         91,815
Contract purchase payments                                        6,523          4,334             --            959             --
Net transfers(1)                                                174,471          5,153             --         23,699         (2,047)
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:                                               --
    Surrender benefits and contract charges                        (103)            --             --             --        (11,871)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                180,891          9,487             --         24,658         77,897
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                      UEGI2           UEGI3         UEGI4          UEGW1          UEGW2
OPERATIONS
Investment income (loss) -- net                            $       (751)  $     (1,029)  $     (2,221)  $        650   $      6,299
Net realized gain (loss) on sales of investments                (11,453)           (85)          (185)           172            913
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    63,304         48,746         78,078          8,769         93,945
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      51,100         47,632         75,672          9,591        101,157
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --             --             --         11,184        186,309
Net transfers(1)                                                   (578)        34,042         47,082        165,560      1,652,843
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (11,263)          (964)       (22,182)          (943)        (2,716)
    Death benefits                                                   --             --        (87,525)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (11,841)        33,078        (62,625)       175,801      1,836,436
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 225,288        127,831        297,366          2,798         34,005
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    264,547   $    208,541   $    310,413   $    188,190   $  1,971,598
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          297,066        169,214        394,620          2,913         35,424
Contract purchase payments                                           --             --             --          9,716        159,364
Net transfers(1)                                                (12,066)        46,723         51,165        140,663      1,407,605
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (13,973)        (1,133)       (27,615)          (848)        (2,233)
    Death benefits                                                   --             --        (97,310)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                271,027        214,804        320,860        152,444      1,600,160
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WEGW7(3)        UEGW3        UEGW5(4)        UEGW4          WEGW5
OPERATIONS
Investment income (loss) -- net                            $        139   $        788   $        905   $      4,270   $      1,569
Net realized gain (loss) on sales of investments                     --             23            172            540            550
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     1,585         10,008         11,515         55,277         27,843
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1,724         10,819         12,592         60,087         29,962
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       31,622         18,660         52,919         51,836        101,409
Net transfers(1)                                                 35,149        206,906        216,159      1,195,034        434,517
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --           (256)          (623)       (37,769)        (3,869)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   66,771        225,310        268,455      1,209,101        532,057
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --            495             --          1,599             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     68,495   $    236,624   $    281,047   $  1,270,787   $    562,019
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --            516             --          1,666             --
Contract purchase payments                                       29,841         15,596         41,332         44,069         89,186
Net transfers(1)                                                 34,622        176,433        172,685      1,020,493        371,856
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --           (222)          (494)       (31,392)        (3,318)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 64,463        192,323        213,523      1,034,836        457,724
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WEGW4(3)       WEGW3         UEGW6(4)        WEGW8         UEGW7(4)
OPERATIONS
Investment income (loss) -- net                            $        278   $        330   $      1,036   $        119   $        898
Net realized gain (loss) on sales of investments                    891             27             56          1,077          1,789
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     4,157          5,907         14,903          8,686         17,084
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       5,326          6,264         15,995          9,882         19,771
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       78,965          9,511        147,510          9,161         92,827
Net transfers(1)                                                 72,873        104,750        183,286         71,903        270,915
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (61)          (475)          (428)          (142)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  151,777        113,786        330,368         80,922        363,742
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --         19,865             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    157,103   $    120,050   $    346,363   $    110,669   $    383,513
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --         20,729             --
Contract purchase payments                                       77,457          8,143        118,203          7,716         76,703
Net transfers(1)                                                 70,483         90,287        146,217         62,046        215,934
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (57)          (406)          (345)          (125)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                147,883         98,024        264,075         90,366        292,637
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WEGW1         UEGW9(3)        WEGW9         UEGW8(4)        UEGR1
OPERATIONS
Investment income (loss) -- net                            $        539   $         23   $          2   $        131   $       (236)
Net realized gain (loss) on sales of investments                    875             --             --            184            512
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    13,833            235             16          2,325          6,983
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      15,247            258             18          2,640          7,259
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        8,362          2,441             40             20         21,574
Net transfers(1)                                                218,722          3,732            276         43,782         13,563
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (127)            --             --             --         (1,024)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  226,957          6,173            316         43,802         34,113
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   5,576             --             --             --          7,509
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    247,780   $      6,431   $        334   $     46,442   $     48,881
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            5,832             --             --             --          7,609
Contract purchase payments                                        7,116          2,373             17             --         17,966
Net transfers(1)                                                189,776          3,665            238         35,487         11,396
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (106)            --             --             --           (893)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                202,618          6,038            255         35,487         36,078
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     UEGR2         WEGR7(3)       UEGR3         UEGR5(4)        UEGR4
OPERATIONS
Investment income (loss) -- net                            $     (5,575)  $        (25)  $       (669)  $       (628)  $     (2,741)
Net realized gain (loss) on sales of investments                  1,055             (5)           746            976          1,181
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   166,887            248         16,278         16,553         65,411
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     162,367            218         16,355         16,901         63,851
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      486,760         46,894         46,422        105,445        237,818
Net transfers(1)                                                165,274          4,569         29,299          7,562        140,222
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (6,636)            --         (3,563)        (3,553)        (2,232)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  645,398         51,463         72,158        109,454        375,808
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 170,512             --         25,404             --         45,884
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    978,277   $     51,681   $    113,917   $    126,355   $    485,543
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          172,880             --         25,767             --         46,547
Contract purchase payments                                      415,532         46,562         39,138         87,023        197,485
Net transfers(1)                                                140,100          4,595         22,852          6,183        117,832
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (5,397)            --         (3,397)        (2,897)        (1,719)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                723,115         51,157         84,360         90,309        360,145
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WEGR5         WEGR4(3)        WEGR3        UEGR6(4)        WEGR8
OPERATIONS
Investment income (loss) -- net                            $       (912)  $        (44)  $       (185)  $       (826)  $       (111)
Net realized gain (loss) on sales of investments                  1,867             37         (2,182)           270             39
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    20,169          1,345          3,328         12,008          2,293
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      21,124          1,338            961         11,452          2,221
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      120,767         27,306          9,046        186,865          9,276
Net transfers(1)                                                 43,926         50,601          5,931         18,617          7,453
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (2,971)           (20)          (461)          (512)          (177)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  161,722         77,887         14,516        204,970         16,552
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   3,524             --          5,485             --              7
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    186,370   $     79,225   $     20,962   $    216,422   $     18,780
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            3,576             --          5,583             --              7
Contract purchase payments                                      102,919         27,738          6,953        141,667          7,502
Net transfers(1)                                                 34,259         50,742          3,438         13,755          6,622
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (2,412)           (20)          (393)          (397)          (151)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                138,342         78,460         15,581        155,025         13,980
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UEGR7(4)        WEGR1         UEGR9(3)       WEGR9         UEGR8(4)
OPERATIONS
Investment income (loss) -- net                            $       (599)  $       (950)  $         (2)  $         (2)  $       (176)
Net realized gain (loss) on sales of investments                  7,776          2,415             18              2            255
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     4,793         17,116             27             47          2,971
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      11,970         18,581             43             47          3,050
===================================================================================================================================Z
CONTRACT TRANSACTIONS
Contract purchase payments                                      221,172         21,187          1,542            165          9,194
Net transfers(1)                                                 15,947         21,042            115             (1)        13,092
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (107,748)        (1,621)            --             (7)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  129,371         40,608          1,657            157         22,286
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --         20,495             --             44             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    141,341   $     79,684   $      1,700   $        248   $     25,336
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --         20,833             --             44             --
Contract purchase payments                                      170,662         19,527          1,530            147          7,433
Net transfers(1)                                                 12,491         20,409            135             (1)        10,766
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (81,812)        (1,358)            --             (5)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                101,341         59,411          1,665            185         18,199
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     UEHI1          UEHI2        WEHI7(3)        UEHI3         UEHI5(4)
OPERATIONS
Investment income (loss) -- net                            $     31,012   $    196,834   $      1,072   $     32,156   $     28,688
Net realized gain (loss) on sales of investments                    215          2,472             --          7,087            420
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       210        (52,719)          (815)        (2,398)       (10,442)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      31,437        146,587            257         36,845         18,666
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      119,791        885,048         54,820        163,911        222,633
Net transfers(1)                                                 60,236        724,128              6         74,620         60,661
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (3,991)       (13,256)            --        (73,006)        (9,759)
    Death benefits                                                   --             --             --         (3,144)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  176,036      1,595,920         54,826        162,381        273,535
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  98,419        209,354             --        137,616             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    305,892   $  1,951,861   $     55,083   $    336,842   $    292,201
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           94,887        201,924             --        132,819             --
Contract purchase payments                                      108,308        793,456         53,531        148,408        207,078
Net transfers(1)                                                 52,451        627,842              6         64,233         55,515
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (3,455)       (11,654)            --        (64,046)        (8,935)
    Death benefits                                                   --             --             --         (2,729)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                252,191      1,611,568         53,537        278,685        253,658
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     UEHI4          WEHI5         WEHI4(3)        WEHI3         UEHI6(4)
OPERATIONS
Investment income (loss) -- net                            $    150,156   $     84,085   $     12,854   $      9,278   $     91,829
Net realized gain (loss) on sales of investments                  3,097          1,483             (6)         1,549          8,035
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (20,149)       (23,037)       (11,051)        (2,820)       (32,074)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     133,104         62,531          1,797          8,007         67,790
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      663,699        605,874        240,487         49,176        776,916
Net transfers(1)                                                376,954        138,165         18,125         26,208        117,862
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (2,054)        (7,716)            --           (386)        (4,772)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,038,599        736,323        258,612         74,998        890,006
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 347,494        106,684             --         19,572             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,519,197   $    905,538   $    260,409   $    102,577   $    957,796
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          335,515        103,029             --         18,910             --
Contract purchase payments                                      591,556        535,787        235,583         43,475        727,822
Net transfers(1)                                                333,499        118,568         17,691         23,147        109,926
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (1,776)        (6,564)            --           (351)        (4,374)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,258,794        750,820        253,274         85,181        833,374
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WEHI8         UEHI7(4)        WEHI1         UEHI9(3)        WEHI9
OPERATIONS
Investment income (loss) -- net                            $     14,338   $     40,691   $     20,056   $        260   $      3,129
Net realized gain (loss) on sales of investments                    376          1,145            547            (25)         1,076
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (5,939)       (20,554)        (4,635)          (136)         1,990
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       8,775         21,282         15,968             99          6,195
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       77,916        267,391        134,358         11,935             --
Net transfers(1)                                                 63,893        126,939         38,174            259        117,200
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (3,190)            --         (1,471)            --       (118,274)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  138,619        394,330        171,061         12,194         (1,074)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --         19,201             --         32,978
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    147,394   $    415,612   $    206,230   $     12,293   $     38,099
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --         18,567             --         31,902
Contract purchase payments                                       68,673        246,438        119,697         11,682             --
Net transfers(1)                                                 56,694        115,492         34,756            261        111,730
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (2,800)            --         (1,286)            --       (111,859)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                122,567        361,930        171,734         11,943         31,773
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   UEHI8(4)       UEIN1(5)       UEIN2(5)       UEIN3(5)       UEIN4(5)
OPERATIONS
Investment income (loss) -- net                            $     11,059   $        492   $      4,011   $      2,419   $      4,559
Net realized gain (loss) on sales of investments                    229             --             90             28             26
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (4,681)         2,208         18,444         11,049         20,928
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       6,607          2,700         22,545         13,496         25,513
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       50,330             --             --             10             --
Net transfers(1)                                                 52,292         57,148        479,204        285,838        548,569
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --            (57)            --
Contract terminations:
    Surrender benefits and contract charges                        (389)          (127)        (1,855)           (26)          (849)
    Death benefits                                                   --             --             --             --         (6,317)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  102,233         57,021        477,349        285,765        541,403
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    108,840   $     59,721   $    499,894   $    299,261   $    566,916
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       46,734             --             --             10             --
Net transfers(1)                                                 48,582         57,148        479,890        286,325        549,525
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (351)          (129)        (1,785)           (25)          (847)
    Death benefits                                                   --             --             --             --         (6,374)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 94,965         57,019        478,105        286,310        542,304
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UEIG1          UEIG2         WEIG7(3)        UEIG3         UEIG5(4)
OPERATIONS
Investment income (loss) -- net                            $      1,412   $     12,260   $        639   $      1,532   $      1,600
Net realized gain (loss) on sales of investments                  2,800          7,772            201          5,762          2,719
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    28,652        247,368          4,948         31,165         36,675
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      32,864        267,400          5,788         38,459         40,994
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       57,927        797,301         94,861        101,904        180,857
Net transfers(1)                                                155,526      1,201,280         48,630        137,453        157,697
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (3,296)       (16,055)            --         (9,116)        (3,845)
    Death benefits                                                   --         (2,108)            --           (625)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  210,157      1,980,418        143,491        229,616        334,709
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  28,469        198,036             --         36,990             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    271,490   $  2,445,854   $    149,279   $    305,065   $    375,703
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           30,551        212,595             --         39,733             --
Contract purchase payments                                       58,452        757,157         91,487         98,436        156,371
Net transfers(1)                                                138,840      1,073,252         47,248        125,119        125,449
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (3,241)       (14,888)            --         (9,411)        (3,251)
    Death benefits                                                   --         (2,440)            --           (591)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                224,602      2,025,676        138,735        253,286        278,569
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UEIG4          WEIG5         WEIG4(3)        WEIG3         UEIG6(4)
OPERATIONS
Investment income (loss) -- net                            $      8,196   $      2,511   $      1,130   $        159   $      1,539
Net realized gain (loss) on sales of investments                  3,456            927            242         31,442          1,492
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   194,177         54,046          9,785          8,664         25,253
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     205,829         57,484         11,157         40,265         28,284
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      560,694        192,937        151,735         45,674        140,458
Net transfers(1)                                              1,112,245        339,408        116,927         40,052        164,571
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (13,526)        (8,429)           (80)        (1,251)        (1,323)
    Death benefits                                                 (728)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,658,685        523,916        268,582         84,475        303,706
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 134,955         10,840             --         13,187             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,999,469   $    592,240   $    279,739   $    137,927   $    331,990
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          145,047         11,651             --         14,132             --
Contract purchase payments                                      535,475        185,639        148,150         46,200        119,451
Net transfers(1)                                                994,701        303,342        112,047         55,741        128,414
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (12,484)        (7,887)           (75)        (1,196)        (1,128)
    Death benefits                                                 (844)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,661,895        492,745        260,122        114,877        246,737
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WEIG8         UEIG7(4)        WEIG1         UEIG9(3)        WEIG9
OPERATIONS
Investment income (loss) -- net                            $        849   $      1,394   $        762   $         40   $         --
Net realized gain (loss) on sales of investments                     86          1,211          4,576             65             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     8,027         24,206         46,474            281              4
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       8,962         26,811         51,812            386              4
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       73,765        105,288         98,066          5,530             20
Net transfers(1)                                                 64,768        159,220        194,205          1,593              1
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (496)          (711)        (3,433)            --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  138,037        263,797        288,838          7,123             21
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      15             --         49,691             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    147,014   $    290,608   $    390,341   $      7,509   $         25
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               16             --         53,487             --             --
Contract purchase payments                                       65,841         90,426         97,022          5,387             --
Net transfers(1)                                                 57,298        126,375        178,957          1,577             --
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (489)          (616)        (3,295)            --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                122,666        216,185        326,171          6,964             --
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UEIG8(4)        UEOM1          UEOM2          UEOM3          UEOM4
OPERATIONS
Investment income (loss) -- net                            $        137   $     (2,309)  $    (14,386)  $     (7,507)  $    (28,048)
Net realized gain (loss) on sales of investments                    614         (7,179)       (24,979)       (25,656)       (39,270)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     4,161         82,863        462,816        223,602        736,200
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       4,912         73,375        423,451        190,439        668,882
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       17,096              2          2,098          2,020         36,099
Net transfers(1)                                                 15,706         54,051        159,490         29,057        (27,043)
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --           (416)            --
Contract terminations:
    Surrender benefits and contract charges                          --         (7,232)       (35,114)       (11,997)      (126,639)
    Death benefits                                                   --             --           (588)       (15,760)      (101,157)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   32,802         46,821        125,886          2,904       (218,740)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        172,291      1,088,049        545,259      1,823,023
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     37,714   $    292,487   $  1,637,386   $    738,602   $  2,273,165
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        338,027      2,140,228      1,071,623      3,609,379
Contract purchase payments                                       15,399              8          3,939          2,977         57,212
Net transfers(1)                                                 12,710         87,673        243,560         21,253        (50,820)
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --        (11,783)       (61,212)       (18,695)      (206,297)
    Death benefits                                                   --             --           (995)       (26,869)      (151,740)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 28,109        413,925      2,325,520      1,050,289      3,257,734
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UEOE1          UEOE2         WEOE7(3)        UEOE3         UEOE5(4)
OPERATIONS
Investment income (loss) -- net                            $     (1,708)  $    (13,114)  $        (54)  $     (2,861)  $     (1,552)
Net realized gain (loss) on sales of investments                  2,335          4,617            103          3,593          2,616
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    56,151        405,377          1,016         71,113         40,714
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      56,778        396,880          1,065         71,845         41,778
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       74,934      1,256,583         43,881        230,425        275,839
Net transfers(1)                                                105,634        564,528         11,281         98,555         48,033
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (4,741)       (31,285)            --        (12,564)        (9,611)
    Death benefits                                                   --         (3,147)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  175,827      1,786,679         55,162        316,416        314,261
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  83,121        338,454             --         40,784             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    315,726   $  2,522,013   $     56,227   $    429,045   $    356,039
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           86,185        351,068             --         42,317             --
Contract purchase payments                                       62,037      1,066,679         43,783        205,169        223,495
Net transfers(1)                                                 92,672        505,506         11,367         87,207         37,467
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (4,050)       (25,616)            --        (11,711)        (7,866)
    Death benefits                                                   --         (3,209)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                236,844      1,894,428         55,150        322,982        253,096
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     UEOE4          WEOE5         WEOE4(3)        WEOE3         UEOE6(4)
OPERATIONS
Investment income (loss) -- net                            $    (10,912)  $     (2,669)  $       (174)  $       (961)  $     (4,096)
Net realized gain (loss) on sales of investments                  4,118          1,610            177          1,598         20,155
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   271,070         62,298          3,942         19,203         77,673
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     264,276         61,239          3,945         19,840         93,732
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      818,534        305,585        127,615         54,653        588,815
Net transfers(1)                                                279,782        214,078         33,613         14,560         (4,758)
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (11,205)        (8,809)           (61)        (1,075)        (1,354)
    Death benefits                                               (1,063)            --             --        (10,036)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,086,048        510,854        161,167         58,102        582,703
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 265,804         12,975             --         42,217             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,616,128   $    585,068   $    165,112   $    120,159   $    676,435
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          275,988         13,474             --         43,847             --
Contract purchase payments                                      712,964        260,659        128,541         44,657        487,915
Net transfers(1)                                                239,981        174,619         33,570         13,257         (4,840)
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (9,447)        (7,344)           (59)          (940)        (1,066)
    Death benefits                                               (1,086)            --             --        (10,056)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,218,400        441,408        162,052         90,765        482,009
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WEOE8         UEOE7(4)        WEOE1         UEOE9(3)        WEOE9
OPERATIONS
Investment income (loss) -- net                            $       (299)  $     (1,175)  $     (2,299)  $        (48)  $         (5)
Net realized gain (loss) on sales of investments                    113          2,562          4,124             92              3
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     5,665         20,937         43,055          1,008             96
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       5,479         22,324         44,880          1,052             94
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       72,554        247,652         83,354         25,071            331
Net transfers(1)                                                  6,369         56,113         54,609            287             (1)
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (532)          (844)        (3,469)            --            (14)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   78,391        302,921        134,494         25,358            316
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   2,654             --         43,738             --             84
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     86,524   $    325,245   $    223,112   $     26,410   $        494
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            2,759             --         45,485             --             87
Contract purchase payments                                       57,612        190,228         75,644         25,583            299
Net transfers(1)                                                  5,555         42,414         50,909            332             --
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (466)          (673)        (2,978)            --            (11)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 65,460        231,969        169,060         25,915            375
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   UEOE8(4)        UESE1          UESE2         WESE7(3)        UESE3
OPERATIONS
Investment income (loss) -- net                            $       (155)  $         --   $     (2,118)  $         (3)  $       (185)
Net realized gain (loss) on sales of investments                    698             --            810             --            408
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     2,638             18         69,800           (201)         6,453
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       3,181             18         68,492           (204)         6,676
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       10,282             10        237,320         19,373          5,042
Net transfers(1)                                                 26,629             65        282,193          3,009         20,000
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --         (2,313)            --         (2,129)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   36,911             75        517,200         22,382         22,913
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --          2,954             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     40,092   $         93   $    588,646   $     22,178   $     29,589
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --          3,078             --             --
Contract purchase payments                                        8,612             --        189,271         19,244          5,568
Net transfers(1)                                                 20,031             56        217,786          2,997         16,558
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --         (1,682)            --         (1,553)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 28,643             56        408,453         22,241         20,573
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   UESE5(4)        UESE4          WESE5         WESE4(3)        WESE3
OPERATIONS
Investment income (loss) -- net                            $        (55)  $     (1,152)  $       (333)  $        (11)  $       (346)
Net realized gain (loss) on sales of investments                     11            192            254             --            388
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     1,884         37,926          8,397            610          7,386
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1,840         36,966          8,318            599          7,428
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        6,027         85,675         25,961          7,520         65,470
Net transfers(1)                                                      1         59,836         45,102         21,720         21,604
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --             --             --             (6)
    Death benefits                                                   --             --             --             --        (10,294)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    6,028        145,511         71,063         29,240         76,774
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --         12,419             --             --          9,975
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      7,868   $    194,896   $     79,381   $     29,839   $     94,177
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --         12,952             --             --         10,408
Contract purchase payments                                        5,134         76,122         19,910          7,685         49,948
Net transfers(1)                                                     --         46,619         35,401         22,256         15,755
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --             --             --             (4)
    Death benefits                                                   --             --             --             --        (10,408)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  5,134        135,693         55,311         29,941         65,699
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UESE6(4)        WESE8         UESE7(4)        WESE1         UESE9(3)
OPERATIONS
Investment income (loss) -- net                            $       (100)  $        (19)  $        (20)  $       (318)  $         (7)
Net realized gain (loss) on sales of investments                      9              1             --             56             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     2,508            252            328          8,385            248
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       2,417            234            308          8,123            241
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       28,912          5,452         13,954         94,719         10,020
Net transfers(1)                                                    626             --             --          1,595          1,000
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --             --             (4)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   29,538          5,452         13,954         96,310         11,020
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     31,955   $      5,686   $     14,262   $    104,433   $     11,261
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       20,469          3,963          9,327         71,928         10,279
Net transfers(1)                                                    419             --             --          1,122          1,014
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --             --             (3)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 20,888          3,963          9,327         73,047         11,293
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WESE9         UESE8(4)        UESC1          UESC2          UESC3
OPERATIONS
Investment income (loss) -- net                            $         --   $        (78)  $     (3,675)  $    (24,755)  $    (11,181)
Net realized gain (loss) on sales of investments                     --              2        (16,729)       (39,541)          (486)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         2            554        127,004        728,492        277,221
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           2            478        106,600        664,196        265,554
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           10         15,160             --             --          2,393
Net transfers(1)                                                     --             --        118,686        276,889        222,042
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --        (71,136)       (74,772)       (23,836)
    Death benefits                                                   --             --             --        (10,874)        (5,330)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       10         15,160         47,550        191,243        195,269
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --        409,877      2,283,557        827,278
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         12   $     15,638   $    564,027   $  3,138,996   $  1,288,101
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --        345,546      1,929,994        701,924
Contract purchase payments                                           --         10,247             --             --          1,944
Net transfers(1)                                                     --             --         82,860        208,667        172,813
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:                                               --
    Surrender benefits and contract charges                          --             --        (57,770)       (58,064)       (17,748)
    Death benefits                                                   --             --             --         (9,398)        (4,411)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --         10,247        370,636      2,071,199        854,522
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UESC4          UESM1          UESM2         WESM7(3)        UESM3
OPERATIONS
Investment income (loss) -- net                            $    (35,838)  $     (2,140)  $    (12,609)  $        (23)  $     (4,319)
Net realized gain (loss) on sales of investments                (44,331)         1,625         (3,452)            14          6,881
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   818,636         70,717        378,941            946         91,254
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     738,467         70,202        362,880            937         93,816
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       26,005        197,705        770,305         21,325        162,416
Net transfers(1)                                                238,695        133,347        646,949          4,322        135,465
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (105,401)        (9,096)       (19,864)            --        (72,341)
    Death benefits                                             (173,409)            --         (2,894)            --         (1,009)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (14,110)       321,956      1,394,496         25,647        224,531
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,663,157         71,471        459,671             --        150,109
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  3,387,514   $    463,629   $  2,217,047   $     26,584   $    468,456
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,265,408         74,849        481,601             --        157,364
Contract purchase payments                                       20,553        191,152        722,872         20,870        160,604
Net transfers(1)                                                176,930        121,702        634,664          4,253        137,072
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (82,094)        (8,154)       (18,388)            --        (69,229)
    Death benefits                                             (125,484)            --         (3,337)            --           (938)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,255,313        379,549      1,817,412         25,123        384,873
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   UESM5(4)        UESM4          WESM5         WESM4(3)        WESM3
OPERATIONS
Investment income (loss) -- net                            $     (1,569)  $    (11,472)  $     (2,474)  $       (339)  $       (667)
Net realized gain (loss) on sales of investments                  4,808          4,886          7,746         10,904          1,431
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    48,072        274,560         62,286          5,118         12,073
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      51,311        267,974         67,558         15,683         12,837
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      345,779        820,617        342,078        473,608         27,769
Net transfers(1)                                                 21,154        403,375        148,482       (336,924)        21,797
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (5,948)       (56,548)        (5,867)           (20)          (324)
    Death benefits                                                   --           (981)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  360,985      1,166,463        484,693        136,664         49,242
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        377,928          6,381             --         21,005
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    412,296   $  1,812,365   $    558,632   $    152,347   $     83,084
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        396,379          6,692             --         22,008
Contract purchase payments                                      300,648        763,507        322,034        466,968         25,428
Net transfers(1)                                                 18,164        384,157        136,351       (322,828)        21,363
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (5,255)       (51,743)        (5,236)           (19)          (313)
    Death benefits                                                   --         (1,132)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                313,557      1,491,168        459,841        144,121         68,486
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   UESM6(4)        WESM8         UESM7(4)        WESM1         UESM9(3)
OPERATIONS
Investment income (loss) -- net                            $     (1,796)  $       (242)  $     (1,760)  $     (1,507)  $        (65)
Net realized gain (loss) on sales of investments                  1,128           (132)           761            950             43
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    43,583          5,358         43,950         29,449          1,992
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      42,915          4,984         42,951         28,892          1,970
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      208,229         50,058        330,390         78,611         45,480
Net transfers(1)                                                131,647          9,556        138,657         51,301          1,112
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (498)          (220)          (259)        (1,389)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  339,378         59,394        468,788        128,523         46,592
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --          2,299             --         23,112             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    382,293   $     66,677   $    511,739   $    180,527   $     48,562
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --          2,413             --         24,279             --
Contract purchase payments                                      178,932         45,283        272,176         73,967         44,837
Net transfers(1)                                                113,003          7,571        118,488         52,354          1,110
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (427)          (210)          (228)        (1,319)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                291,508         55,057        390,436        149,281         45,947
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WESM9         UESM8(4)        UESI1          UESI2          UESI3
OPERATIONS
Investment income (loss) -- net                            $         (2)  $       (558)  $     32,115   $    175,955   $     44,015
Net realized gain (loss) on sales of investments                      1            898          2,196         34,263         31,240
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        47         12,022           (199)        30,867         (9,417)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          46         12,362         34,112        241,085         65,838
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          165         34,311             --            971          1,196
Net transfers(1)                                                     --         23,733        258,868        653,904        252,350
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --         (1,667)            --
Contract terminations:
    Surrender benefits and contract charges                          (7)          (410)       (26,766)       (90,031)       (35,398)
    Death benefits                                                   --             --             --             --        (95,369)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      158         57,634        232,102        563,177        122,779
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      45             --        129,379      1,395,317        386,885
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $        249   $     69,996   $    395,593   $  2,199,579   $    575,502
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               47             --        103,410      1,118,142        311,250
Contract purchase payments                                          165         32,573             --            709            843
Net transfers(1)                                                     --         21,271        189,287        476,009        187,211
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          (6)          (337)       (19,170)       (99,131)       (27,094)
    Death benefits                                                   --             --             --             --        (70,676)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    206         53,507        273,527      1,495,729        401,534
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UESI4          UEST1          UEST2         WEST7(3)        UEST3
OPERATIONS
Investment income (loss) -- net                            $    198,415   $     21,968   $    114,259   $        717   $     20,493
Net realized gain (loss) on sales of investments                 58,665            384          2,724             --            455
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    59,153           (443)       (31,733)          (501)        (2,417)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     316,233         21,909         85,250            216         18,531
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       47,878        273,054        835,113         46,058         32,179
Net transfers(1)                                                408,135         64,508        416,529          4,211        128,917
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (84,299)        (2,879)        (7,252)            --             (1)
    Death benefits                                             (110,696)            --             --             --         (3,171)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  261,018        334,683      1,244,390         50,269        157,924
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,992,581             --        148,662             --         79,772
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,569,832   $    356,592   $  1,478,302   $     50,485   $    256,227
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,607,129             --        137,171             --         73,652
Contract purchase payments                                       35,092        234,829        698,971         44,647         27,026
Net transfers(1)                                                303,831         52,699        353,632          4,123        107,578
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (66,071)        (2,401)        (6,022)            --             (1)
    Death benefits                                              (80,579)            --             --             --         (2,646)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,799,402        285,127      1,183,752         48,770        205,609
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   UEST5(4)        UEST4          WEST5         WEST4(3)        WEST3
OPERATIONS
Investment income (loss) -- net                            $     44,675   $    134,944   $     93,806   $      3,550   $      4,764
Net realized gain (loss) on sales of investments                 (1,504)         4,248           (713)           281          1,065
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (13,567)        (6,006)       (49,043)        (2,911)        (1,660)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      29,604        133,186         44,050            920          4,169
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      567,988      1,029,488      1,062,601        220,246        140,965
Net transfers(1)                                                 20,928        312,954         43,849         33,279         10,878
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (3,626)       (42,406)        (2,640)            --        (92,782)
    Death benefits                                              (63,590)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  521,700      1,300,036      1,103,810        253,525         59,061
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        352,160          4,175             --          6,830
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    551,304   $  1,785,382   $  1,152,035   $    254,445   $     70,060
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        325,283          3,857             --          6,313
Contract purchase payments                                      525,785        881,892        888,227        213,671        125,618
Net transfers(1)                                                 18,897        262,050         36,803         32,305          9,325
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (3,313)       (34,490)        (2,223)            --        (84,835)
    Death benefits                                              (56,636)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                484,733      1,434,735        926,664        245,976         56,421
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   UEST6(4)        WEST8         UEST7(4)        WEST1         UEST9(3)
OPERATIONS
Investment income (loss) -- net                            $     43,333   $      7,381   $     43,983   $      1,347   $      3,132
Net realized gain (loss) on sales of investments                     84             38            215              4             (3)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (23,232)        (1,795)       (21,950)          (848)        (2,269)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      20,185          5,624         22,248            503            860
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      557,920         24,001        664,611         16,192         40,595
Net transfers(1)                                                 23,460         64,953         52,892          2,348         12,001
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (200)          (380)          (218)           (15)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  581,180         88,574        717,285         18,525         52,596
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --          1,168             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    601,365   $     94,198   $    739,533   $     20,196   $     53,456
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --          1,080             --
Contract purchase payments                                      508,288         21,374        605,834         13,130         39,860
Net transfers(1)                                                 21,844         54,905         48,708          2,115         11,825
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (179)          (312)          (198)           (13)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                529,953         75,967        654,344         16,312         51,685
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WEST9         UEST8(4)        PBAL2          PBAL1          WFBA5
OPERATIONS
Investment income (loss) -- net                            $          2   $      5,315   $        949   $      6,585   $         48
Net realized gain (loss) on sales of investments                     --             68           (153)          (803)             6
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        (1)        (2,331)         8,343         64,890          1,130
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           1          3,052          9,139         70,672          1,184
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           20         60,134             --            507          6,708
Net transfers(1)                                                     --          4,548            386         23,832          5,537
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --         (3,253)       (11,450)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       20         64,682         (2,867)        12,889         12,245
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --         57,626        428,844             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         21   $     67,734   $     63,898   $    512,405   $     13,429
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --         68,401        510,640             --
Contract purchase payments                                           --         56,272             --            538          7,264
Net transfers(1)                                                     --          3,588            419         27,651          5,446
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --         (3,535)       (13,123)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --         59,860         65,285        525,706         12,710
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       WFBA3          WFBA8          WFBA1          WFBA9          UCOF1
OPERATIONS
Investment income (loss) -- net                            $       (278)  $        (86)  $       (214)  $         --   $     (4,614)
Net realized gain (loss) on sales of investments                      6              5             20             --         (3,253)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     2,781          1,094          2,838              1        169,402
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       2,509          1,013          2,644              1        161,535
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --             --         45,714             20         33,499
Net transfers(1)                                                 63,535         12,000          5,646             --        288,747
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --            (16)          (137)            --        (41,913)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   63,535         11,984         51,223             20        280,333
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --          2,494             --             --        479,878
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     66,044   $     15,491   $     53,867   $         21   $    921,746
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --          2,737             --             --        632,981
Contract purchase payments                                           --             --         47,262             --         40,316
Net transfers(1)                                                 64,439         11,994          5,643             --        329,145
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --            (15)          (154)            --        (45,630)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 64,439         14,716         52,751             --        956,812
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                      UCOF2          UCOF3          UCOF4          UFCO1          UFCO2
OPERATIONS
Investment income (loss) -- net                            $    (32,925)  $    (11,899)  $    (46,916)  $     (5,300)  $    (26,958)
Net realized gain (loss) on sales of investments                (11,724)        (4,364)       (43,231)         3,317         (2,194)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,096,316        331,585      1,219,764        172,243        799,087
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   1,051,667        315,322      1,129,617        170,260        769,935
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        2,019          4,621         16,247        577,396      3,722,964
Net transfers(1)                                                889,997        266,118        922,645        418,569      1,986,156
Adjustments to net assets allocated to contracts
  in payout period                                                   --           (499)            --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (153,014)       (28,342)      (146,766)       (17,555)       (47,845)
    Death benefits                                              (56,454)            --         (6,502)            --         (9,284)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  682,548        241,898        785,624        978,410      5,651,991
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               3,566,739      1,081,323      3,857,443        180,517        638,945
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  5,300,954   $  1,638,543   $  5,772,684   $  1,329,187   $  7,060,871
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        4,716,791      1,431,364      5,134,477        208,942        740,136
Contract purchase payments                                        2,684          5,427         19,087        599,202      3,733,951
Net transfers(1)                                              1,058,588        311,138      1,100,384        422,039      2,032,750
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (188,236)       (35,305)      (177,153)       (17,936)       (48,233)
    Death benefits                                              (67,511)            --         (8,621)            --         (8,586)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              5,522,316      1,712,624      6,068,174      1,212,247      6,450,018
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WFCO7(3)        UFCO3         UFCO5(4)        UFCO4          WFCO5
OPERATIONS
Investment income (loss) -- net                            $       (220)  $     (4,163)  $     (5,718)  $    (24,274)  $     (6,447)
Net realized gain (loss) on sales of investments                    628          7,398          3,333         12,770          1,812
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     8,580        105,864        140,917        560,768        148,409
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       8,988        109,099        138,532        549,264        143,774
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      211,547        607,738      1,226,796      2,699,883        967,016
Net transfers(1)                                                  9,087        205,650        271,555      1,313,699        463,780
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --         (1,192)        (3,501)       (22,503)        (3,810)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  220,634        812,196      1,494,850      3,991,079      1,426,986
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --         99,475             --        340,501          8,113
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    229,622   $  1,020,770   $  1,633,382   $  4,880,844   $  1,578,873
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        115,323             --        394,991          8,370
Contract purchase payments                                      211,766        611,937      1,026,738      2,759,163        865,311
Net transfers(1)                                                  8,919        208,774        229,730      1,348,517        418,205
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --         (1,255)        (2,766)       (25,662)        (3,330)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                220,685        934,779      1,253,702      4,477,009      1,288,556
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   WFCO4(3)        WFCO3         UFCO6(4)        WFCO8         UFCO7(4)
OPERATIONS
Investment income (loss) -- net                            $       (221)  $       (208)  $     (7,141)  $     (1,141)  $    (12,307)
Net realized gain (loss) on sales of investments                      7            621         14,849          1,999          8,730
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     7,250          4,595        133,546         22,639        231,171
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       7,036          5,008        141,254         23,497        227,594
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      205,797         38,157        931,676        159,078      1,874,891
Net transfers(1)                                                  6,840         22,377        174,700        153,109        514,742
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             (2)          (440)        (1,171)       (34,059)
    Death benefits                                                   --             --        (13,149)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  212,637         60,532      1,092,787        311,016      2,355,574
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --            806             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    219,673   $     66,346   $  1,234,041   $    334,513   $  2,583,168
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --            832             --             --             --
Contract purchase payments                                      204,356         32,650        807,714        139,796      1,586,380
Net transfers(1)                                                  6,846         20,745        153,190        135,974        430,114
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             (2)          (356)        (1,038)       (27,415)
    Death benefits                                                   --             --        (11,149)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                211,202         54,225        949,399        274,732      1,989,079
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WFCO1         UFCO9(3)        WFCO9         UFCO8(4)        WDYC7
OPERATIONS
Investment income (loss) -- net                            $       (632)  $        (24)  $         --   $       (680)  $     (1,127)
Net realized gain (loss) on sales of investments                     56             57             --            188            174
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    12,494            907              4         12,279         20,342
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      11,918            940              4         11,787         19,389
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      153,766         49,835             30        101,994             18
Net transfers(1)                                                 19,903          3,501             --        151,878          8,483
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (74)            --             --           (493)        (1,366)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  173,595         53,336             30        253,379          7,135
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --         79,943
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    185,513   $     54,276   $         34   $    265,166   $    106,467
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --         91,761
Contract purchase payments                                      132,805         48,739             --         84,509             19
Net transfers(1)                                                 19,260          3,446             --        120,462          8,564
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (61)            --             --           (407)        (1,323)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                152,004         52,185             --        204,564         99,021
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WDYC6          WDYC5          WDYC4          WDYC3         WDYC8(2)
OPERATIONS
Investment income (loss) -- net                            $     (4,891)  $       (236)  $     (4,014)  $     (1,797)  $         --
Net realized gain (loss) on sales of investments                  2,569              3         (1,099)            83             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    85,184          5,676         66,066         27,589              1
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      82,862          5,443         60,953         25,875              1
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --         46,810          8,286         43,048             10
Net transfers(1)                                                228,817          4,287        106,608         67,905             --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (3,214)           (16)        (5,440)        (1,687)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  225,603         51,081        109,454        109,266             10
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 265,897          6,401        208,562         73,747             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    574,362   $     62,925   $    378,969   $    208,888   $         11
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          305,447          7,372        240,288         85,074             --
Contract purchase payments                                           --         47,149          9,264         44,520             --
Net transfers(1)                                                232,417          4,328        110,805         68,018             --
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (3,304)           (17)        (5,639)        (1,773)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                534,560         58,832        354,718        195,839             --
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WDYC2          WDYC1         WDYC9(2)        PGRI2          PGRI1
OPERATIONS
Investment income (loss) -- net                            $       (137)  $       (135)  $         --   $        (93)  $       (599)
Net realized gain (loss) on sales of investments                    604              9             --            (84)        (1,756)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       926          2,075              1         23,906         72,685
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1,393          1,949              1         23,729         70,330
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --         14,686             10             --          2,609
Net transfers(1)                                                    (47)         3,829             --         10,362         10,893
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (9,312)            --             --            (68)        (9,911)
    Death benefits                                                   --             --             --             --         (3,867)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   (9,359)        18,515             10         10,294           (276)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   8,605             --             --        105,317        314,369
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $        639   $     20,464   $         11   $    139,340   $    384,423
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            9,952             --             --        145,316        435,142
Contract purchase payments                                           --         15,349             --             --          3,318
Net transfers(1)                                                    (46)         3,976             --         12,134         14,870
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (9,304)            --             --            (87)       (12,230)
    Death benefits                                                   --             --             --             --         (5,138)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    602         19,325             --        157,363        435,962
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                        EFG           SGRI2          SGRI1          WFFG5          WFFG3
OPERATIONS
Investment income (loss) -- net                            $     (5,394)  $     (4,874)  $    (18,345)  $         (1)  $       (232)
Net realized gain (loss) on sales of investments                (65,661)       (22,438)       (41,286)            --           (317)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   357,671        193,661        621,740             21          1,199
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     286,616        166,349        562,109             20            650
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       87,056         65,628        119,766            520         23,295
Net transfers(1)                                                222,265         70,404        662,087             --         15,827
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (135,646)       (34,813)      (198,688)            --           (412)
    Death benefits                                               (7,857)       (60,201)       (61,421)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  165,818         41,018        521,744            520         38,710
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,242,736        603,153      2,283,330             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,695,170   $    810,520   $  3,367,183   $        540   $     39,360
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,683,610        828,414      3,068,268             --             --
Contract purchase payments                                      103,195         78,762        140,276            508         23,371
Net transfers(1)                                                282,188        127,563        826,271             --         15,689
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (174,537)       (45,663)      (241,395)            --           (420)
    Death benefits                                              (10,020)       (74,672)       (73,558)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,884,436        914,404      3,719,862            508         38,640
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                      WFFG8          WFFG1          WFFG9          PGRO2          PGRO1
OPERATIONS
Investment income (loss) -- net                            $         --   $       (614)  $         --   $     (1,140)  $     (1,431)
Net realized gain (loss) on sales of investments                     --             28             --           (639)       (11,134)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         1          9,290              1         34,051         49,183
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           1          8,704              1         32,272         36,618
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           20         74,582             20          1,120          3,855
Net transfers(1)                                                     --         40,287             --         20,534        (12,572)
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --           (663)            --         (1,410)          (760)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       20        114,206             20         20,244         (9,477)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --          2,045             --         91,069        118,992
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         21   $    124,955   $         21   $    143,585   $    146,133
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --          2,417             --        158,917        208,344
Contract purchase payments                                           --         76,839             --          1,817          5,719
Net transfers(1)                                                     --         43,105             --         32,166        (17,763)
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --           (683)            --         (2,008)        (1,159)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --        121,678             --        190,892        195,141
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UFGR1          UFGR2         WFGR7(3)        UFGR3         UFGR5(4)
OPERATIONS
Investment income (loss) -- net                            $       (588)  $     (3,937)  $         (7)  $       (805)  $       (355)
Net realized gain (loss) on sales of investments                    766           (689)            --          2,000          1,491
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    17,098        108,854            163         18,920          7,977
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      17,276        104,228            156         20,115          9,113
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       22,179        340,665          7,440         26,048         42,781
Net transfers(1)                                                 78,168        404,331             --         51,361         16,884
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (6,035)        (2,312)            --         (6,003)          (387)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   94,312        742,684          7,440         71,406         59,278
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  13,379         80,439             --         23,215             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    124,967   $    927,351   $      7,596   $    114,736   $     68,391
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           17,905        107,718             --         31,116             --
Contract purchase payments                                       30,605        379,816          7,357         31,552         37,614
Net transfers(1)                                                 85,680        462,145             --         61,176         13,590
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (6,737)        (2,541)            --         (6,351)          (304)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                127,453        947,138          7,357        117,493         50,900
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UFGR4          WFGR5         WFGR4(3)        WFGR3         UFGR6(4)
OPERATIONS
Investment income (loss) -- net                            $     (2,872)  $       (931)  $        (50)  $       (582)  $       (591)
Net realized gain (loss) on sales of investments                  1,386            490              1         11,430            108
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    65,242         20,840          1,215          5,959         10,831
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      63,756         20,399          1,166         16,807         10,348
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      201,290         83,121         50,498          4,470         57,355
Net transfers(1)                                                110,369        129,823              1          2,392         17,076
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (2,407)           (72)            --            (44)          (992)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  309,252        212,872         50,499          6,818         73,439
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  80,409          9,926             --         29,511             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    453,417   $    243,197   $     51,665   $     53,136   $     83,787
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          107,846         13,654             --         40,626             --
Contract purchase payments                                      232,434         94,263         50,290          5,450         49,926
Net transfers(1)                                                127,321        148,114             --         10,007         13,390
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (2,562)           (77)            --            (54)          (813)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                465,039        255,954         50,290         56,029         62,503
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WFGR8         UFGR7(4)        WFGR1         UFGR9(3)        WFGR9
OPERATIONS
Investment income (loss) -- net                            $       (213)  $     (1,188)  $       (397)  $         (3)  $         --
Net realized gain (loss) on sales of investments                     16             91             54             69             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     3,678         20,501          7,584             64              4
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       3,481         19,404          7,241            130              4
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       43,651        109,384         37,067          1,007             30
Net transfers(1)                                                    248         59,559         20,026             --             --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --           (140)            --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   43,899        168,943         56,953          1,007             30
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     47,380   $    188,347   $     64,194   $      1,137   $         34
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       49,832         90,815         44,835          1,068             --
Net transfers(1)                                                    284         49,817         23,389             --             --
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --           (196)            --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 50,116        140,632         68,028          1,068             --
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UFGR8(4)        UHIP1          UHIP2          UHIP3          UHIP4
OPERATIONS
Investment income (loss) -- net                            $        (22)  $      5,565   $     49,963   $     22,733   $     86,279
Net realized gain (loss) on sales of investments                      2          1,520          3,128          2,890          4,917
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       249         24,478        193,300         91,297        320,521
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         229         31,563        246,391        116,920        411,717
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        6,529          1,437         11,616          3,334         51,934
Net transfers(1)                                                     --         89,012        494,154        324,770        499,254
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --           (852)            --             --
Contract terminations:
    Surrender benefits and contract charges                          --        (16,632)       (58,884)       (31,302)      (113,562)
    Death benefits                                                   --             --             --        (22,592)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    6,529         73,817        446,034        274,210        437,626
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --         83,888        801,516        368,416      1,425,016
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      6,758   $    189,268   $  1,493,941   $    759,546   $  2,274,359
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        113,641      1,088,551        502,247      1,947,725
Contract purchase payments                                        5,030          1,753         13,360          3,676         63,898
Net transfers(1)                                                     --        107,295        588,573        385,085        612,668
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --        (18,649)       (98,841)       (39,755)      (142,721)
    Death benefits                                                   --             --             --        (25,497)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  5,030        204,040      1,591,643        825,756      2,481,570
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                      WHIP7          WHIP6          WHIP5          WHIP4          WHIP3
OPERATIONS
Investment income (loss) -- net                            $      8,038   $     18,323   $        881   $      5,480   $      5,909
Net realized gain (loss) on sales of investments                  8,508          9,857            174            144          2,179
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    40,715         54,472         12,761         36,022         52,005
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      57,261         82,652         13,816         41,646         60,093
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        3,639         18,377         44,240         45,312        149,710
Net transfers(1)                                                127,411        (19,874)        45,072        133,996        267,052
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (5,589)        (7,913)           (93)       (10,882)       (15,960)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  125,461         (9,410)        89,219        168,426        400,802
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 143,643        295,109         22,699         96,287        126,449
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    326,365   $    368,351   $    125,734   $    306,359   $    587,344
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          154,181        317,074         24,467        103,817        136,474
Contract purchase payments                                        3,561         17,957         43,571         43,725        135,012
Net transfers(1)                                                127,522        (11,840)        40,433        127,160        250,619
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (5,539)        (7,026)           (93)       (10,295)       (14,501)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                279,725        316,165        108,378        264,407        507,604
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   WHIP8(2)        WHIP2          WHIP1         WHIP9(2)        UMDC1
OPERATIONS
Investment income (loss) -- net                            $         --   $        591   $      2,808   $       (358)  $     (5,274)
Net realized gain (loss) on sales of investments                     --              2             40             93         (8,008)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         1          3,877         14,508          3,780        256,383
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           1          4,470         17,356          3,515        243,101
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           10             --         88,851         36,133         34,272
Net transfers(1)                                                     --         13,070         18,437            624         55,847
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --            (69)          (246)          (274)       (73,472)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       10         13,001        107,042         36,483         16,647
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --         12,125         54,223             --        720,674
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         11   $     29,596   $    178,621   $     39,998   $    980,422
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --         13,118         58,716             --        699,073
Contract purchase payments                                           --             --         79,355         32,843         30,700
Net transfers(1)                                                     --         12,629         17,377            604         27,324
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --            (64)          (234)          (230)       (63,791)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --         25,683        155,214         33,217        693,306
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                      UMDC2          PMDC2          PMDC1          UMDC4           EFM
OPERATIONS
Investment income (loss) -- net                            $    (39,956)  $     (3,743)  $    (26,590)  $    (59,331)  $    (37,097)
Net realized gain (loss) on sales of investments                (10,112)         3,773          6,480        (17,141)       (13,424)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,680,746        144,896        930,511      1,919,596      1,125,312
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   1,630,678        144,926        910,401      1,843,124      1,074,791
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --          1,319         16,210         25,560        167,816
Net transfers(1)                                                518,646        (16,904)        81,281        439,882        (33,701)
Adjustments to net assets allocated to contracts
  in payout period                                               (1,301)            --           (277)            --             --
Contract terminations:
    Surrender benefits and contract charges                    (181,299)       (33,957)       (83,069)      (275,748)      (259,200)
    Death benefits                                              (14,852)            --        (16,359)       (10,280)       (19,264)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  321,194        (49,542)        (2,214)       179,414       (144,349)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               4,297,699        414,850      2,510,030      5,017,077      3,307,541
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  6,249,571   $    510,234   $  3,418,217   $  7,039,615   $  4,237,983
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        4,179,642        298,328      1,809,731      4,911,006      2,384,143
Contract purchase payments                                           --          1,219         11,053         22,454        109,188
Net transfers(1)                                                438,011        (10,673)        45,756        356,916        (67,556)
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (192,289)       (20,906)       (54,082)      (237,555)      (175,384)
    Death benefits                                              (13,938)            --        (10,697)       (10,583)       (14,085)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              4,411,426        267,968      1,801,761      5,042,238      2,236,306
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       SMDC2          SMDC1          UFMC1          UFMC2          WMDC7
OPERATIONS
Investment income (loss) -- net                            $    (18,907)  $    (71,714)  $     (2,857)  $    (22,223)  $    (10,474)
Net realized gain (loss) on sales of investments                 18,648         (6,026)        11,790          6,113         (8,686)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   493,728      1,816,271        121,143        909,115        378,074
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     493,469      1,738,531        130,076        893,005        358,914
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       20,800         59,296        198,473      1,599,990        164,264
Net transfers(1)                                                 16,405         74,199        246,621      1,688,215        111,614
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (472,521)      (404,269)       (16,854)       (53,788)       (41,651)
    Death benefits                                              (23,445)      (132,173)        (7,292)        (9,196)       (53,322)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (458,761)      (402,947)       420,948      3,225,221        180,905
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,682,084      5,283,357         79,594        655,457        951,045
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,716,792   $  6,618,941   $    630,618   $  4,773,683   $  1,490,864
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,744,289      5,480,771         93,784        772,633      1,005,299
Contract purchase payments                                       16,087         53,261        221,111      1,637,627        145,704
Net transfers(1)                                                  7,079          3,662        252,433      1,766,867        103,756
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (437,549)      (376,616)       (16,793)       (53,524)       (41,548)
    Death benefits                                              (25,237)      (124,448)        (7,776)        (8,068)       (59,514)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,304,669      5,036,630        542,759      4,115,535      1,153,697
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WMDC6         UFMC5(4)        UFMC4          WMDC5          WMDC4
OPERATIONS
Investment income (loss) -- net                            $    (20,143)  $     (3,162)  $    (20,226)  $     (8,228)  $    (11,183)
Net realized gain (loss) on sales of investments                 (2,050)        11,641         12,685          1,015           (615)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   694,355        103,244        657,538        258,243        323,862
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     672,162        111,723        649,997        251,030        312,064
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      444,780        298,554      1,674,912        707,157        313,788
Net transfers(1)                                                755,324        182,968        968,212        317,376        279,793
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (103,496)        (2,414)       (14,205)       (15,791)       (18,821)
    Death benefits                                               (1,010)            --         (3,105)       (15,932)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,095,598        479,108      2,625,814        992,810        574,760
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,366,295             --        425,620        236,032        680,739
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  3,134,055   $    590,831   $  3,701,431   $  1,479,872   $  1,567,563
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,445,477             --        502,532        250,328        722,653
Contract purchase payments                                      397,433        271,931      1,718,567        644,244        255,519
Net transfers(1)                                                684,605        154,355        999,984        287,312        261,611
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (98,180)        (1,952)       (13,826)       (14,853)       (18,445)
    Death benefits                                                 (896)            --         (3,556)       (15,643)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,428,439        424,334      3,203,701      1,151,388      1,221,338
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WMDC3         UFMC6(4)        WMDC8          WMDC2          WMDC1
OPERATIONS
Investment income (loss) -- net                            $    (10,779)  $     (3,007)  $     (1,108)  $     (4,481)  $     (8,079)
Net realized gain (loss) on sales of investments                  2,604          1,714          1,555           (271)         6,616
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   299,449         87,167         29,873        121,263        195,130
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     291,274         85,874         30,320        116,511        193,667
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      235,167        525,041        120,919        318,463        232,204
Net transfers(1)                                                453,716        151,972         31,645        322,215        232,043
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (63,657)        (2,155)          (688)        (4,524)        (9,950)
    Death benefits                                              (13,998)       (14,097)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  611,228        660,761        151,876        636,154        454,297
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 526,005             --         24,437         39,601        272,137
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,428,507   $    746,635   $    206,633   $    792,266   $    920,101
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          558,897             --         27,389         42,182        290,136
Contract purchase payments                                      217,864        426,697        111,817        297,574        207,090
Net transfers(1)                                                415,006        124,045         31,670        284,737        233,725
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (65,749)        (1,731)          (651)        (3,864)        (9,213)
    Death benefits                                              (11,529)       (11,600)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,114,489        537,411        170,225        620,629        721,738
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   UFMC9(3)        WMDC9         UFMC8(4)         EFO           SOVS2
OPERATIONS
Investment income (loss) -- net                            $        (31)  $       (280)  $       (983)  $     (1,529)  $       (428)
Net realized gain (loss) on sales of investments                     42             44            414        (85,970)       (21,754)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     1,154          6,596         25,473        185,627         45,570
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1,165          6,360         24,904         98,128         23,388
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       24,989         16,870         93,363          4,007             --
Net transfers(1)                                                    104             27         79,183         32,850         41,748
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --           (414)       (36,862)        (2,045)
    Death benefits                                                   --             --             --         (7,460)       (12,613)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   25,093         16,897        172,132         (7,465)        27,090
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --        340,479         85,235
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     26,258   $     23,257   $    197,036   $    431,142   $    135,713
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --        567,775        165,046
Contract purchase payments                                       24,391         19,203         79,937          6,123             --
Net transfers(1)                                                    128             27         63,040         13,321         50,280
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --           (325)       (65,375)        (3,437)
    Death benefits                                                   --             --             --        (12,333)       (25,595)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 24,519         19,230        142,652        509,511        186,294
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    SOVS1          UFOV1          UFOV2         WFOV7(3)        UFOV3
OPERATIONS
Investment income (loss) -- net                            $      1,202   $       (251)  $       (510)  $         (7)  $       (192)
Net realized gain (loss) on sales of investments               (111,830)           862            844             --          1,269
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   212,973         14,518         26,540            367          7,289
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     102,345         15,129         26,874            360          8,366
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --         10,359         90,025          7,420          1,801
Net transfers(1)                                             (1,174,184)        17,570         32,102             --         10,967
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (28,708)        (3,458)        (1,775)            --         (2,935)
    Death benefits                                                   --             --         (5,383)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (1,202,892)        24,471        114,969          7,420          9,833
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,823,652         17,356         15,155             --         10,986
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    723,105   $     56,956   $    156,998   $      7,780   $     29,185
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        3,766,552         23,039         20,130             --         14,606
Contract purchase payments                                           --         11,534         96,707          7,186          2,461
Net transfers(1)                                             (2,656,103)        22,098         37,726             --         13,371
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (50,238)        (3,277)        (1,843)            --         (2,970)
    Death benefits                                                   --             --         (5,310)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,060,211         53,394        147,410          7,186         27,468
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   UFOV5(4)        UFOV4         WFOV5(4)       WFOV4(3)       WFOV3(3)
OPERATIONS
Investment income (loss) -- net                            $       (218)  $       (339)  $         (5)  $         (2)  $         --
Net realized gain (loss) on sales of investments                    973            985              1             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     7,275         12,474            173            169              4
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       8,030         13,120            169            167              4
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       33,543         51,400            687         10,992            275
Net transfers(1)                                                 15,151         11,810             --            842             --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (375)           (11)            --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   48,319         63,199            687         11,834            275
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --          2,686             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     56,349   $     79,005   $        856   $     12,001   $        279
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --          3,573             --             --             --
Contract purchase payments                                       27,021         57,434            585         10,287            239
Net transfers(1)                                                 11,747         13,489             --            813             --
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (282)           (13)            --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 38,486         74,483            585         11,100            239
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   UFOV6(4)       WFOV8(4)       UFOV7(4)       UFOV9(3)       UFOV8(4)
OPERATIONS
Investment income (loss) -- net                            $       (238)  $         --   $        (16)  $         --   $        (41)
Net realized gain (loss) on sales of investments                  1,574             --            139             --              4
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     6,731              5            325              2            975
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       8,067              5            448              2            938
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       32,603             20          7,948             20          5,719
Net transfers(1)                                                  4,929             --            (22)            --          1,315
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   37,532             20          7,926             20          7,034
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     45,599   $         25   $      8,374   $         22   $      7,972
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --
Contract purchase payments                                       27,683             --          5,721             --          4,409
Net transfers(1)                                                  3,533             --             --             --          1,063
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 31,216             --          5,721             --          5,472
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                      WISE7          WISE6          WISE5          WISE4          WISE3
OPERATIONS
Investment income (loss) -- net                            $     52,594   $     96,346   $     11,180   $    120,254   $     55,102
Net realized gain (loss) on sales of investments                (10,516)        (2,748)         1,057        (15,764)       (16,070)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   343,185        561,709         90,986        730,850        459,491
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     385,263        655,307        103,223        835,340        498,523
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       35,131         24,137        316,448         85,950        386,109
Net transfers(1)                                                322,819        510,166        171,137        531,682        908,303
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (55,913)      (100,161)       (17,514)      (177,353)      (166,002)
    Death benefits                                              (54,273)        (6,983)       (39,732)            --        (12,934)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  247,764        427,159        430,339        440,279      1,115,476
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,225,102      1,957,268        216,682      2,573,485      1,321,010
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,858,129   $  3,039,734   $    750,244   $  3,849,104   $  2,935,009
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,079,899      1,727,707        224,098      2,665,192      1,369,986
Contract purchase payments                                       27,491         18,277        272,461         85,507        344,932
Net transfers(1)                                                238,524        400,268        153,865        480,593        809,083
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (42,928)       (78,381)       (17,082)      (160,606)      (167,117)
    Death benefits                                              (44,453)        (5,098)       (35,955)            --        (11,044)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,258,533      2,062,773        597,387      3,070,686      2,345,840
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   WISE8(2)        WISE2          WISE1         WISE9(2)        URES1
OPERATIONS
Investment income (loss) -- net                            $         --   $     14,489   $     32,406   $      3,089   $        657
Net realized gain (loss) on sales of investments                     --          2,776        (17,298)           232            366
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         3         90,241        237,470         13,384         17,272
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           3        107,506        252,578         16,705         18,295
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           20             --         91,659        108,474         19,718
Net transfers(1)                                                     --         67,571        333,790            (78)        37,436
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --        (56,254)       (35,033)          (831)        (3,298)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       20         11,317        390,416        107,565         53,856
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        329,323        744,974             --         13,128
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         23   $    448,146   $  1,387,968   $    124,270   $     85,279
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        342,976        776,940             --         14,048
Contract purchase payments                                           --             --         86,054         96,030         21,845
Net transfers(1)                                                     --         65,893        288,090             73         34,914
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --        (48,619)       (33,232)          (660)        (2,902)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --        360,250      1,117,852         95,443         67,905
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    URES2          WRES7          WRES6         URES5(4)        URES4
OPERATIONS
Investment income (loss) -- net                            $        823   $      8,797   $     20,132   $        (62)  $        606
Net realized gain (loss) on sales of investments                  2,054          5,600         24,965             66          1,680
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    74,980        181,873        430,133          3,813         27,947
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      77,857        196,270        475,230          3,817         30,233
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      430,700         21,507         90,215         22,466        129,691
Net transfers(1)                                                 78,980        (50,916)       (67,433)        17,033         61,409
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (5,184)        (7,600)       (18,004)        (1,286)        (2,114)
    Death benefits                                                   --             --        (13,383)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  504,496        (37,009)        (8,605)        38,213        188,986
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  32,591        604,996      1,456,579             --          7,183
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    614,944   $    764,257   $  1,923,204   $     42,030   $    226,402
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           34,898        421,183      1,015,442             --          7,706
Contract purchase payments                                      387,590         13,853         50,497         17,387        117,196
Net transfers(1)                                                 72,658        (33,763)       (46,547)        13,616         58,216
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (4,699)        (4,573)       (11,302)          (965)        (1,782)
    Death benefits                                                   --             --         (7,931)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                490,447        396,700      1,000,159         30,038        181,336
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     ERE           WRES4          WRES3         URES6(4)        SRES1
OPERATIONS
Investment income (loss) -- net                            $      9,608   $      9,073   $     10,372   $          8   $     13,962
Net realized gain (loss) on sales of investments                  6,751          3,489         70,023            160          5,325
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   265,489        243,941        241,685          1,651        391,726
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     281,848        256,503        322,080          1,819        411,013
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       54,682         16,929        167,713          4,937         13,244
Net transfers(1)                                                229,835        111,321       (181,980)         7,216         85,883
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (50,941)       (89,310)       (95,782)        (1,270)      (103,549)
    Death benefits                                              (27,260)        (6,147)       (79,791)            --        (28,156)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  206,316         32,793       (189,840)        10,883        (32,578)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 727,766        851,934      1,169,051             --      1,359,176
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,215,930   $  1,141,230   $  1,301,291   $     12,702   $  1,737,611
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          541,851        673,721        925,709             --        966,512
Contract purchase payments                                       34,151         10,749        114,482          4,188          8,033
Net transfers(1)                                                152,851         61,376       (153,684)         5,841         33,930
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (32,777)       (66,688)       (63,412)          (930)       (64,846)
    Death benefits                                              (19,791)        (4,569)       (52,501)            --        (18,567)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                676,285        674,589        770,594          9,099        925,062
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------3
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WRES2          WRES1         URES9(3)       WRES9(2)       URES8(4)
OPERATIONS
Investment income (loss) -- net                            $        475   $      2,581   $         --   $         --   $         --
Net realized gain (loss) on sales of investments                    574         (5,949)            --             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    27,730        106,734              1              4              4
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      28,779        103,366              1              4              4
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       21,107         78,352             30             30             30
Net transfers(1)                                                 32,401       (105,541)            --             --             --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (4,692)        (6,500)            --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   48,816        (33,689)            30             30             30
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  72,757        419,586             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    150,352   $    489,263   $         31   $         34   $         34
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           57,864        334,167             --             --             --
Contract purchase payments                                       13,686         49,078             --             --             --
Net transfers(1)                                                 21,304        (86,706)            --             --             --
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (3,303)        (4,550)            --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 89,551        291,989             --             --             --
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                      USMC1          USMC2          PSMC2          WSMC7          PSMC1
OPERATIONS
Investment income (loss) -- net                            $     (3,970)  $    (30,911)  $     (4,853)  $    (14,890)  $    (48,067)
Net realized gain (loss) on sales of investments                (13,558)       (48,226)       (11,591)       (71,452)      (107,771)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   136,060        952,176        142,561        466,660      1,334,751
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     118,532        873,039        126,117        380,318      1,178,913
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       49,222        497,615          6,472         37,337        164,555
Net transfers(1)                                                 89,013        630,967        (15,729)       (13,373)       267,879
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --         (1,547)
Contract terminations:
    Surrender benefits and contract charges                     (72,939)      (152,958)       (27,089)       (47,549)      (112,000)
    Death benefits                                              (18,168)          (385)            --         (4,375)        (8,619)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   47,128        975,239        (36,346)       (27,960)       310,268
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 349,634      2,164,709        389,455      1,087,527      3,260,777
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    515,294   $  4,012,987   $    479,226   $  1,439,885   $  4,749,958
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          656,242      4,073,959        545,547      2,813,296      4,574,186
Contract purchase payments                                       77,145        755,961          9,037         92,026        191,114
Net transfers(1)                                                140,581        990,245        (28,435)       (33,206)       307,993
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (125,924)      (256,155)       (31,292)      (114,527)      (144,334)
    Death benefits                                              (36,219)          (640)            --        (10,684)       (10,553)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                711,825      5,563,370        494,857      2,746,905      4,918,406
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   USMC5(4)        USMC4          WSMC5          WSMC4          WSMC3
OPERATIONS
Investment income (loss) -- net                            $       (503)  $    (43,077)  $     (7,600)  $    (24,282)  $    (16,537)
Net realized gain (loss) on sales of investments                    284        (57,601)        (6,183)       (88,542)       (48,381)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    13,063      1,086,309        187,479        619,635        398,178
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      12,844        985,631        173,696        506,811        333,260
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       69,826        384,798        279,352         47,853         49,334
Net transfers(1)                                                 50,992        320,919        138,929        114,515        163,202
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (3,484)       (90,434)        (7,855)       (74,046)       (15,153)
    Death benefits                                                   --        (16,436)            --             --         (2,814)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  117,334        598,847        410,426         88,322        194,569
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --      2,591,626        344,147      1,470,990        908,848
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    130,178   $  4,176,104   $    928,269   $  2,066,123   $  1,436,677
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --      4,908,863        967,199      3,832,344      2,561,254
Contract purchase payments                                       55,641        613,326        657,477        103,972        114,727
Net transfers(1)                                                 41,352        493,730        320,894        208,498        363,528
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (2,657)      (149,333)       (17,872)      (165,322)       (37,996)
    Death benefits                                                   --        (24,727)            --             --         (6,719)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 94,336      5,841,859      1,927,698      3,979,492      2,994,794
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   USMC6(4)        WSMC8          WSMC2          WSMC1         USMC9(3)
OPERATIONS
Investment income (loss) -- net                            $       (727)  $       (348)  $     (3,751)  $     (7,795)  $         (1)
Net realized gain (loss) on sales of investments                     90             61         (3,353)        (3,189)            77
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    17,264          7,548         77,546        153,526              1
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      16,627          7,261         70,442        142,542             77
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      149,271         50,753        204,224         40,736             20
Net transfers(1)                                                 16,868         38,427         80,311         74,738            (77)
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (746)          (390)        (3,791)        (7,843)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  165,393         88,790        280,744        107,631            (57)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --        117,091        355,719             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    182,020   $     96,051   $    468,277   $    605,892   $         20
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --        331,395      1,008,143             --
Contract purchase payments                                      120,016         54,792        468,620        109,348             --
Net transfers(1)                                                 12,796         40,157        191,282        174,536             --
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (606)          (469)        (9,625)       (19,313)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                132,206         94,480        981,672      1,272,714             --
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WSMC9         USMC8(4)        UVAS1          UVAS2          PVAS2
OPERATIONS
Investment income (loss) -- net                            $         --   $        (22)  $       (700)  $     (5,875)  $         --
Net realized gain (loss) on sales of investments                     --              5            738          8,758              1
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         4            338         30,992        257,127              6
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           4            321         31,030        260,010              7
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           20          6,518         43,590        657,244             20
Net transfers(1)                                                     --             --         86,569        344,279             (3)
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --         (3,278)        (2,471)            --
    Death benefits                                                   --             --             --         (8,977)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       20          6,518        126,881        990,075             17
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --         19,206        101,828             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         24   $      6,839   $    177,117   $  1,351,913   $         24
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --         24,016        127,416             --
Contract purchase payments                                           --          4,964         50,230        768,297             --
Net transfers(1)                                                     --             --         98,175        410,315             --
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --         (3,109)        (2,672)            --
    Death benefits                                                   --             --             --         (8,932)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --          4,964        169,312      1,294,424             --
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WVAS7          PVAS1         UVAS5(4)        UVAS4          WVAS5
OPERATIONS
Investment income (loss) -- net                            $       (594)  $     (1,765)  $       (883)  $     (3,241)  $     (2,703)
Net realized gain (loss) on sales of investments                   (845)         4,050            536          1,766            890
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    18,819         55,576         33,552        109,367         81,230
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      17,380         57,861         33,205        107,892         79,417
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       72,194         99,210        106,179        216,421        182,855
Net transfers(1)                                                 17,905        178,267        139,612        233,567        199,903
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (276)       (25,282)            --         (9,148)        (5,077)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   89,823        252,195        245,791        440,840        377,681
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  46,990         60,615             --         48,893         48,459
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    154,193   $    370,671   $    278,996   $    597,625   $    505,557
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           59,124         46,786             --         61,299         55,181
Contract purchase payments                                       71,919         66,719         92,726        257,138        191,680
Net transfers(1)                                                 17,926        121,454        110,316        266,354        200,932
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (302)       (15,796)            --        (10,206)        (5,955)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                148,667        219,163        203,042        574,585        441,838
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WVAS4          WVAS3         UVAS6(4)        WVAS8          WVAS2
OPERATIONS
Investment income (loss) -- net                            $     (1,355)  $     (1,339)  $     (2,063)  $       (210)  $     (1,349)
Net realized gain (loss) on sales of investments                     89          1,716          2,343             29          1,639
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    34,856         33,135         66,230          6,956         37,113
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      33,590         33,512         66,510          6,775         37,403
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      112,889         13,346        230,755         27,168        155,027
Net transfers(1)                                                 61,644        118,347         44,626         25,052         62,855
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (5,915)        (1,203)            --           (103)        (4,245)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  168,618        130,490        275,381         52,117        213,637
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  75,838         53,460             --             --          3,233
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    278,046   $    217,462   $    341,891   $     58,892   $    254,273
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           95,676         60,931             --             --          4,082
Contract purchase payments                                      114,523         12,587        213,655         27,435        178,114
Net transfers(1)                                                 66,724        118,044         35,736         24,326         69,885
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (7,618)        (1,146)            --            (99)        (5,016)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                269,305        190,416        249,391         51,662        247,065
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WVAS1         UVAS9(3)        WVAS9         UVAS8(4)        UMSS1
OPERATIONS
Investment income (loss) -- net                            $       (596)  $         (2)  $       (281)  $       (289)  $     (4,734)
Net realized gain (loss) on sales of investments                  1,131             --             34           (326)         2,142
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    13,278             (2)         5,685          7,314        405,730
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      13,813             (4)         5,438          6,699        403,138
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       30,848          5,291         16,870         53,876      1,127,767
Net transfers(1)                                                 31,593          1,000            233          7,956      1,015,518
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (709)            --             --             --        (86,243)
    Death benefits                                                   --             --             --             --         (3,639)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   61,732          6,291         17,103         61,832      2,053,403
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   9,442             --             --             --        762,284
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     84,987   $      6,287   $     22,541   $     68,531   $  3,218,825
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           10,780             --             --             --        752,851
Contract purchase payments                                       31,418          4,904         19,603         46,206        994,758
Net transfers(1)                                                 33,184            982            247          3,921        898,504
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (681)            --             --             --        (76,840)
    Death benefits                                                   --             --             --             --         (3,259)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 74,701          5,886         19,850         50,127      2,566,014
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       UMSS2          PMSS2          WMSS7          PMSS1          WMSS6
OPERATIONS
Investment income (loss) -- net                            $    (21,237)  $       (525)  $     (3,105)  $    (11,256)  $     (5,407)
Net realized gain (loss) on sales of investments                 (9,436)        (4,326)        (4,102)        (1,985)        (5,032)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 2,417,555         72,741        264,964        832,331        457,806
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   2,386,882         67,890        257,757        819,090        447,367
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    6,282,216          9,247        189,914      1,009,299         89,802
Net transfers(1)                                              3,501,170           (685)       278,172      1,307,919        779,334
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (349,316)        (9,294)       (17,918)      (142,142)       (52,015)
    Death benefits                                              (88,250)            --        (12,111)       (18,831)       (11,214)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                9,345,820           (732)       438,057      2,156,245        805,907
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               5,736,647        304,396        949,693      2,546,970      1,492,160
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 17,469,349   $    371,554   $  1,645,507   $  5,522,305   $  2,745,434
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        5,680,829        285,064        875,330      2,393,082      1,377,239
Contract purchase payments                                    5,565,559          8,172        149,937        838,878         73,162
Net transfers(1)                                              3,126,245         (4,477)       227,852      1,104,679        652,254
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (316,421)        (7,495)       (15,745)      (122,880)       (43,245)
    Death benefits                                              (80,297)            --        (10,814)       (15,570)        (9,083)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             13,975,915        281,264      1,226,560      4,198,189      2,050,327
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UMSS5(4)        UMSS4           EMU           WMSS4          WMSS3
OPERATIONS
Investment income (loss) -- net                            $     (8,537)  $    (48,896)  $    (17,472)  $     (6,536)  $     (9,027)
Net realized gain (loss) on sales of investments                  2,682        (50,340)         7,550        (18,501)        (7,544)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   243,217      2,594,372        734,251        347,528        356,578
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     237,362      2,495,136        724,329        322,491        340,007
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    2,560,048      5,256,777      3,019,767        438,365        615,802
Net transfers(1)                                                358,477      3,943,810      1,497,332        263,137        506,819
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (12,095)      (373,082)       (66,730)       (50,269)       (77,277)
    Death benefits                                              (65,835)      (119,556)            --        (19,800)       (23,118)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                2,840,595      8,707,949      4,450,369        631,433      1,022,226
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --      6,347,391      1,036,562      1,189,312      1,083,557
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  3,077,957   $ 17,550,476   $  6,211,260   $  2,143,236   $  2,445,790
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --      6,326,579        966,393      1,164,940      1,062,839
Contract purchase payments                                    2,201,710      4,694,968      2,514,656        367,888        532,292
Net transfers(1)                                                307,586      3,606,929      1,269,091        234,109        437,186
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (10,042)      (351,663)       (58,067)       (45,986)       (65,567)
    Death benefits                                              (53,653)      (108,810)            --        (18,921)       (20,806)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,445,601     14,168,003      4,692,073      1,702,030      1,945,944
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UMSS6(4)        SMSS1          WMSS2          WMSS1         UMSS9(3)
OPERATIONS
Investment income (loss) -- net                            $    (12,559)  $     (8,156)  $    (18,582)  $     (3,652)  $        (32)
Net realized gain (loss) on sales of investments                  3,483        (21,528)         3,406        (24,482)           194
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   276,451        280,953        400,285        140,080            733
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     267,375        251,269        385,109        111,946            895
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    2,522,200        591,232      3,360,962        518,913         40,841
Net transfers(1)                                                421,647        318,063        664,620        144,232          9,219
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (2,375)       (50,864)       (63,465)       (17,845)            --
    Death benefits                                                   --        (48,085)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                2,941,472        810,346      3,962,117        645,300         50,060
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        750,820        125,078        328,032             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  3,208,847   $  1,812,435   $  4,472,304   $  1,085,278   $     50,955
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        690,469        123,227        323,576             --
Contract purchase payments                                    2,198,122        484,678      2,935,026        452,870         39,100
Net transfers(1)                                                359,432        257,616        575,687        109,068          8,815
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (2,022)       (42,477)       (55,046)       (15,401)            --
    Death benefits                                                   --        (36,765)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,555,532      1,353,521      3,578,894        870,113         47,915
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WMSS9         UMSS8(4)        UDMS1          UDMS2          UDMS3
OPERATIONS
Investment income (loss) -- net                            $       (339)  $     (1,742)  $        (16)  $       (115)  $       (550)
Net realized gain (loss) on sales of investments                    337            259         (1,111)         2,070          1,240
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    20,758         33,154            856         55,792         30,183
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      20,756         31,671           (271)        57,747         30,873
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      144,619        205,714             10             --            450
Net transfers(1)                                                   (110)       199,848         (6,429)        51,001        102,007
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --         (1,339)            --
Contract terminations:
    Surrender benefits and contract charges                      (1,102)            --            (10)           (29)        (2,615)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  143,407        405,562         (6,429)        49,633         99,842
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --          6,712         73,860         15,703
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    164,163   $    437,233   $         12   $    181,240   $    146,418
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --          8,541         94,248         20,110
Contract purchase payments                                      154,294        178,529             --             --            501
Net transfers(1)                                                    (28)       170,654         (8,528)        29,193        105,999
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (1,059)            --            (13)           (34)        (2,504)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                153,207        349,183             --        123,407        124,106
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     UDMS4          UINT1          UINT2          PINT2         WINT7(3)
OPERATIONS
Investment income (loss) -- net                            $       (896)  $      2,649   $      9,154   $        393   $        (38)
Net realized gain (loss) on sales of investments                  5,497        (22,815)       (15,142)          (975)             1
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    96,749        153,167        712,500         20,863          2,208
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     101,350        133,001        706,512         20,281          2,171
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          120        135,937        711,386             --         54,995
Net transfers(1)                                                 26,976        130,560      1,268,820         15,642          5,200
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (3,114)       (74,370)       (70,698)        (3,563)            --
    Death benefits                                                   --        (19,457)        (5,764)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   23,982        172,670      1,903,744         12,079         60,195
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 186,209        350,081      1,401,778         64,652             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    311,541   $    655,752   $  4,012,034   $     97,012   $     62,366
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          239,038        512,796      2,058,559         88,834             --
Contract purchase payments                                          135        192,777        896,908             --         53,372
Net transfers(1)                                                 29,645        163,947      1,652,213         17,504          5,056
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (3,835)      (105,301)       (95,124)        (4,344)            --
    Death benefits                                                   --        (30,383)        (6,860)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                264,983        733,836      4,505,696        101,994         58,428
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     PINT1          UINT3         UINT5(4)        UINT4          WINT5
OPERATIONS
Investment income (loss) -- net                            $      1,098   $      2,578   $       (177)  $      5,145   $      2,560
Net realized gain (loss) on sales of investments                 (2,967)       (11,624)         1,403        (41,732)       (14,071)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    71,162        263,956         28,377        662,701        211,466
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      69,293        254,910         29,603        626,114        199,955
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        2,514        200,868        153,548        392,613        176,226
Net transfers(1)                                                 77,807        298,163         29,957        681,354        512,783
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (12,966)       (30,359)          (503)       (53,471)       (17,671)
    Death benefits                                                   --             --             --         (9,094)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   67,355        468,672        183,002      1,011,402        671,338
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 214,998        587,642             --      1,605,307        240,268
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    351,646   $  1,311,224   $    212,605   $  3,242,823   $  1,111,561
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          296,377        866,374             --      2,372,839        286,481
Contract purchase payments                                        3,120        258,304        133,233        518,772        186,508
Net transfers(1)                                                 88,355        392,761         25,622        868,143        562,390
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (16,571)       (37,021)          (422)       (73,409)       (17,876)
    Death benefits                                                   --             --             --        (11,401)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                371,281      1,480,418        158,433      3,674,944      1,017,503
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WINT4(3)        WINT3         UINT6(4)        WINT8         UINT7(4)
OPERATIONS
Investment income (loss) -- net                            $        (75)  $       (980)  $        (99)  $        728   $       (571)
Net realized gain (loss) on sales of investments                      3        163,277            158        (13,014)            90
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     4,023         16,857         47,477         93,670         41,183
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       3,951        179,154         47,536         81,384         40,702
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       96,576         82,410        221,803        112,357        202,315
Net transfers(1)                                                  6,275        265,612        115,593         58,058        106,946
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --       (307,405)          (696)       (73,870)          (266)
    Death benefits                                                   --         (4,895)            --        (32,649)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  102,851         35,722        336,700         63,896        308,995
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --         64,010             --        276,091             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    106,802   $    278,886   $    384,236   $    421,371   $    349,697
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --         76,479             --        330,157             --
Contract purchase payments                                       93,968         84,234        190,157        116,050        172,165
Net transfers(1)                                                  6,143        403,672         97,423         62,033         89,477
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --       (302,448)          (593)       (81,902)          (210)
    Death benefits                                                   --         (6,081)            --        (39,039)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                100,111        255,856        286,987        387,299        261,432
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WINT1         UINT9(3)        WINT9         UINT8(4)         JCG
OPERATIONS
Investment income (loss) -- net                            $        (84)  $         --   $        (23)  $       (214)  $     (3,238)
Net realized gain (loss) on sales of investments                     31             --         (5,145)          (892)       (63,592)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    15,837             18              4          4,716        120,573
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      15,784             18         (5,164)         3,610         53,743
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       96,604          3,534             20         48,605             --
Net transfers(1)                                                 24,825             --          5,168          6,700         88,153
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (180)            --             --             --        (61,157)
    Death benefits                                                   --             --             --             --        (29,169)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  121,249          3,534          5,188         55,305         (2,173)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   1,077             --             --             --        304,604
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    138,110   $      3,552   $         24   $     58,915   $    356,174
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            1,288             --             --             --        461,554
Contract purchase payments                                       99,479          3,312             --         40,412             --
Net transfers(1)                                                 26,605             --             --          3,714        110,754
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (206)            --             --             --        (92,097)
    Death benefits                                                   --             --             --             --        (37,793)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                127,166          3,312             --         44,126        442,418
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       SCGR2          SCGR1          WUSE7          WUSE6           JUS
OPERATIONS
Investment income (loss) -- net                            $       (671)  $     (9,632)  $     (4,928)  $     (7,815)  $     (4,820)
Net realized gain (loss) on sales of investments                   (838)       (38,585)       (46,136)       (27,225)       (26,234)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    12,922        189,295        318,035        401,739        262,734
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      11,413        141,078        266,971        366,699        231,680
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          288             --         26,396          3,033        100,153
Net transfers(1)                                                 14,696         (5,579)        74,398         38,807        237,491
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (1,551)       (38,853)       (36,006)       (32,155)       (55,495)
    Death benefits                                                   --             --        (45,541)            --        (17,914)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   13,433        (44,432)        19,247          9,685        264,235
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  49,556        672,777        981,844      1,254,352        742,804
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     74,402   $    769,423   $  1,268,062   $  1,630,736   $  1,238,719
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           86,414      1,134,730      1,593,062      2,038,067      1,109,274
Contract purchase payments                                          482             --         42,908          4,324        123,509
Net transfers(1)                                                 22,010         (8,762)       102,157         77,149        319,079
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (2,460)       (60,452)       (51,969)       (47,171)       (78,658)
    Death benefits                                                   --             --        (77,757)            --        (24,112)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                106,446      1,065,516      1,608,401      2,072,369      1,449,092
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       WUSE4          WUSE3          SUSE1          WUSE2          WUSE1
OPERATIONS
Investment income (loss) -- net                            $     (8,859)  $     (5,838)  $     (2,688)  $     (1,271)  $     (2,475)
Net realized gain (loss) on sales of investments                (70,230)       (21,103)       (33,535)        (1,419)        (1,745)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   362,941        221,183        137,362         37,226         80,771
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     283,852        194,242        101,139         34,536         76,551
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      103,628        155,103             --             --         64,605
Net transfers(1)                                                (14,478)        72,660        111,511          6,642         28,862
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (252,794)       (74,360)        (9,206)        (2,819)        (6,261)
    Death benefits                                              (15,152)       (34,167)       (30,490)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (178,796)       119,236         71,815          3,823         87,206
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,159,241        761,983        415,513        124,314        237,738
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,264,297   $  1,075,461   $    588,467   $    162,673   $    401,495
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,894,267      1,246,855        666,457        204,335        391,212
Contract purchase payments                                      149,693        209,712             --             --         93,821
Net transfers(1)                                                (25,595)        79,279        133,776          9,687         42,852
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (375,009)      (104,634)       (13,054)        (4,128)        (8,796)
    Death benefits                                              (24,235)       (51,345)       (46,349)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,619,121      1,379,867        740,830        209,894        519,089
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WUSE9(2)         JIF           SIEQ2          SIEQ1          WMCV7
OPERATIONS
Investment income (loss) -- net                            $         --   $      2,670   $        800   $     11,767   $     (4,811)
Net realized gain (loss) on sales of investments                     --         (9,306)        (3,614)       (19,530)         8,327
Distributions from capital gains                                     --             --             --             --         20,795
Net change in unrealized appreciation or
  depreciation of investments                                         3         30,279         10,402        118,672        399,106
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           3         23,643          7,588        110,909        423,417
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           20             --             --             --         56,021
Net transfers(1)                                                     --         13,967            347         73,912         33,349
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --         (1,718)           (31)        (4,937)       (51,536)
    Death benefits                                                   --             --             --             --         (4,432)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       20         12,249            316         68,975         33,402
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --         75,569         27,338        330,361      1,574,197
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         23   $    111,461   $     35,242   $    510,245   $  2,031,016
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        112,828         50,451        634,267      1,065,178
Contract purchase payments                                           --             --             --             --         37,012
Net transfers(1)                                                     --         14,325         (1,668)       109,041         16,703
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --         (2,285)           (50)        (8,600)       (32,502)
    Death benefits                                                   --             --             --             --         (2,995)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --        124,868         48,733        734,708      1,083,396
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WMCV6           JMC           WMCV4          WMCV3         WMCV8(2)
OPERATIONS
Investment income (loss) -- net                            $     (7,330)  $     (3,025)  $    (10,672)  $     (7,689)  $         --
Net realized gain (loss) on sales of investments                 (4,593)         1,574         (2,085)         3,571             --
Distributions from capital gains                                 27,695          7,330         24,131         17,126             --
Net change in unrealized appreciation or
  depreciation of investments                                   532,038        144,929        468,385        329,160              3
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     547,810        150,808        479,759        342,168              3
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       16,673         55,194        134,151         81,107             20
Net transfers(1)                                                 27,247         27,496         84,375        133,490             --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (28,711)       (70,326)      (113,130)       (47,825)            --
    Death benefits                                               (4,643)            --         (6,666)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   10,566         12,364         98,730        166,772             20
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,152,313        555,441      1,857,493      1,170,158             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,710,689   $    718,613   $  2,435,982   $  1,679,098   $         23
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,458,381        422,926      1,265,766        798,513             --
Contract purchase payments                                       10,563         41,852         81,617         52,153             --
Net transfers(1)                                                    699         19,744         39,753         85,502             --
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (18,310)       (52,300)       (70,814)       (30,123)            --
    Death benefits                                               (2,781)            --         (4,418)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,448,552        432,222      1,311,904        906,045             --
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WMCV2          WMCV1         WMCV9(2)         ESB           PJGT2
OPERATIONS
Investment income (loss) -- net                            $     (1,283)  $     (3,966)  $         --   $     86,504   $       (327)
Net realized gain (loss) on sales of investments                    348           (309)            --       (235,632)          (202)
Distributions from capital gains                                  2,780          9,936             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    48,414        168,266              3      1,448,742         10,979
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      50,259        173,927              3      1,299,614         10,450
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       29,593         60,269             20         35,132             --
Net transfers(1)                                                 10,823        231,196             --       (147,699)            --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (1,886)       (16,177)            --       (914,804)          (400)
    Death benefits                                                   --             --             --       (243,560)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   38,530        275,288             20     (1,270,931)          (400)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 182,499        562,329             --     11,432,928         23,358
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    271,288   $  1,011,544   $         23   $ 11,461,611   $     33,408
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          125,079        385,909             --      8,096,351         89,261
Contract purchase payments                                       16,888         37,331             --         25,032             --
Net transfers(1)                                                  6,583        137,832             --       (111,900)            --
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (1,329)       (11,071)            --       (622,600)        (1,088)
    Death benefits                                                   --             --             --       (169,524)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                147,221        550,001             --      7,217,359         88,173
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       PJGT1           EJT           SGLT2          SGLT1          PJGP2
OPERATIONS
Investment income (loss) -- net                            $       (527)  $     (3,214)  $     (1,163)  $     (8,306)  $     (1,571)
Net realized gain (loss) on sales of investments                 (1,705)       (20,821)       (34,679)       (96,171)        (9,818)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    17,744        107,734         64,224        284,214         46,709
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      15,512         83,699         28,382        179,737         35,320
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          500            180             --          5,432             --
Net transfers(1)                                                 (2,479)           772          6,391        295,517        (25,301)
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (284)        (2,567)        (7,530)       (16,882)        (7,949)
    Death benefits                                                   --         (7,117)            --           (686)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   (2,263)        (8,732)        (1,139)       283,381        (33,250)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  34,081        190,848         62,205        329,372        131,771
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     47,330   $    265,815   $     89,448   $    792,490   $    133,841
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          130,654        778,896        254,375      1,351,501        282,880
Contract purchase payments                                        1,898            628             --         15,266             --
Net transfers(1)                                                 (6,164)         1,244         19,769        955,229        (45,359)
Transfers for policy loans                                           --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (937)        (8,330)       (20,620)       (63,144)       (16,456)
    Death benefits                                                   --        (21,053)            --         (2,819)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                125,451        751,385        253,524      2,256,033        221,065
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       PJGP1           EJG           SGRP2          SGRP1           EJI
OPERATIONS
Investment income (loss) -- net                            $     (4,965)  $    (16,188)  $    (14,641)  $    (40,803)  $     (2,584)
Net realized gain (loss) on sales of investments                 (6,577)      (188,966)      (331,768)      (445,254)      (159,041)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   116,012        501,879        601,387      1,133,946        446,801
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     104,470        296,725        254,978        647,889        285,176
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        1,731          5,608             --          7,416            218
Net transfers(1)                                                  3,341           (649)       (38,511)       (98,747)       460,533
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (26,854)      (161,158)      (281,135)      (201,572)       (76,486)
    Death benefits                                                   --        (29,306)       (26,368)        (1,296)       (14,254)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (21,782)      (185,505)      (346,014)      (294,199)       370,011
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 352,834      1,129,506      1,023,136      2,467,762        582,471
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    435,522   $  1,240,726   $    932,100   $  2,821,452   $  1,237,658
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          759,004      2,583,015      2,346,021      5,747,180      1,323,058
Contract purchase payments                                        3,232         10,874             --         13,308            491
Net transfers(1)                                                  7,810         (7,813)       (73,308)      (256,173)       990,291
Contract terminations:
    Surrender benefits and contract charges                     (48,519)      (343,037)      (564,419)      (423,059)      (167,284)
    Death benefits                                                   --        (54,675)       (58,146)        (2,982)       (27,171)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                721,527      2,188,364      1,650,148      5,078,274      2,119,385
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       SINT2          SINT1          PJAG2          PJAG1           EJA
OPERATIONS
Investment income (loss) -- net                            $     (1,636)  $    (12,358)  $     (1,367)  $     (1,330)  $     (7,827)
Net realized gain (loss) on sales of investments                  3,810       (245,653)        (2,244)          (134)      (112,492)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   114,288        821,350         36,867         31,931        275,665
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     116,462        563,339         33,256         30,467        155,346
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        1,901            763          2,419          1,647            894
Net transfers(1)                                                129,485        (86,650)        19,874          6,793        (37,344)
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (11,061)       (77,841)        (7,536)          (454)       (40,558)
    Death benefits                                               (9,464)       (11,139)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  110,861       (174,867)        14,757          7,986        (77,008)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 237,368      1,961,994        100,720         87,175        542,238
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    464,691   $  2,350,466   $    148,733   $    125,628   $    620,576
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          540,668      4,903,704        311,511        270,119      1,832,575
Contract purchase payments                                        3,862          1,768          7,045          4,473          2,646
Net transfers(1)                                                299,609       (252,803)        48,931         19,156       (129,002)
Contract terminations:
    Surrender benefits and contract charges                     (22,959)      (188,315)       (22,173)        (1,236)      (127,906)
    Death benefits                                              (22,445)       (26,728)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                798,735      4,437,626        345,314        292,512      1,578,313
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       SAGP2          SAGP1           EWG            EDE           SUDE2
OPERATIONS
Investment income (loss) -- net                            $     (2,254)  $    (16,755)  $    (13,019)  $     (3,566)  $     (1,272)
Net realized gain (loss) on sales of investments                (38,485)      (187,049)      (376,316)       (50,966)       (15,515)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    83,524        494,064      1,261,226        163,500         51,966
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      42,785        290,260        871,891        108,968         35,179
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --          1,053         17,161        114,046            361
Net transfers(1)                                                 (7,504)        61,054        (76,382)        35,072         48,166
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (9,019)       (55,807)      (287,577)       (58,666)       (10,429)
    Death benefits                                                   --           (806)       (55,836)        (3,288)       (12,597)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (16,523)         5,494       (402,634)        87,164         25,501
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 134,662        925,664      4,256,506        434,417        140,132
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    160,924   $  1,221,418   $  4,725,763   $    630,549   $    200,812
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          456,348      3,767,246      4,304,761        718,744        243,157
Contract purchase payments                                           --          2,768         17,670        166,009            599
Net transfers(1)                                                (20,384)       184,690        (79,104)        42,572         70,753
Contract terminations:
    Surrender benefits and contract charges                     (25,143)      (203,006)      (281,444)       (96,733)       (16,685)
    Death benefits                                                   --         (3,282)       (53,035)        (4,849)       (21,753)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                410,821      3,748,416      3,908,848        825,743        276,071
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       SUDE1           ERQ           SREQ2          SREQ1           ERI
OPERATIONS
Investment income (loss) -- net                            $     (5,817)  $       (715)  $       (204)  $     (1,293)  $       (638)
Net realized gain (loss) on sales of investments                (26,433)        (2,048)        (2,587)           370         (1,984)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   182,664         21,949          7,243         30,460         17,787
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     150,414         19,186          4,452         29,537         15,165
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       29,540             --          5,200             --          3,782
Net transfers(1)                                                 92,363         13,411          4,118         44,464         44,269
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (37,714)        (2,609)           (27)        (2,375)        (6,526)
    Death benefits                                                   --             --         (8,021)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   84,189         10,802          1,270         42,089         41,525
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 571,000         91,812         28,817        119,219         49,750
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    805,603   $    121,800   $     34,539   $    190,845   $    106,440
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          951,638        122,420         38,316        147,126         78,917
Contract purchase payments                                       41,026             --          5,770             --          5,652
Net transfers(1)                                                131,933         13,687          4,936         48,702         57,439
Contract terminations:
    Surrender benefits and contract charges                     (59,803)        (3,288)           (33)        (2,817)        (8,782)
    Death benefits                                                   --             --        (11,395)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,064,794        132,819         37,594        193,011        133,226
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     SRIE2          SRIE1         PLAA2(6)       PLAA1(6)        PEQU2
OPERATIONS
Investment income (loss) -- net                            $         --   $     (2,979)  $     (2,148)  $     (5,445)  $     (2,681)
Net realized gain (loss) on sales of investments                     --          5,316            659          4,414         (1,463)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         3         63,061         46,651        106,016         81,524
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           3         65,398         45,162        104,985         77,380
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           20             --             --            230          3,000
Net transfers(1)                                                     --        102,555        225,689        521,818        165,684
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --         (6,559)        (3,687)       (18,153)       (11,923)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       20         95,996        222,002        503,895        156,761
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        174,448             --             --        189,376
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         23   $    335,842   $    267,164   $    608,880   $    423,517
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        280,714             --             --        342,920
Contract purchase payments                                           --             --             --            205          4,544
Net transfers(1)                                                     --        156,192        225,681        523,226        295,777
Contract terminations:
    Surrender benefits and contract charges                          --         (9,569)        (3,278)       (16,181)       (18,292)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --        427,337        222,403        507,250        624,949
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     PEQU1         PLFS2(6)       PLFS1(6)       PLSC2(7)       PLSC1(7)
OPERATIONS
Investment income (loss) -- net                            $     (5,733)  $     (3,331)  $    (17,196)  $       (484)  $     (1,289)
Net realized gain (loss) on sales of investments                 (4,848)           681          7,422            115          1,363
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   151,002          7,105         32,267         21,639         54,055
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     140,421          4,455         22,493         21,270         54,129
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        2,147          1,759          8,382             --            520
Net transfers(1)                                                200,122        376,030      1,683,670         51,791        105,694
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (12,721)       (19,331)       (38,989)           (18)          (300)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  189,548        358,458      1,653,063         51,773        105,914
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 436,463             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    766,432   $    362,913   $  1,675,556   $     73,043   $    160,043
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          792,088             --             --             --             --
Contract purchase payments                                        3,584          1,997          8,317             --            368
Net transfers(1)                                                359,513        376,093      1,688,531         48,670        106,547
Contract terminations:
    Surrender benefits and contract charges                     (20,554)       (19,263)       (38,914)           (15)          (234)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,134,631        358,827      1,657,934         48,655        106,681
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     UGRS1          UGRS2         WGRS7(3)        UGRS3         UGRS5(4)
OPERATIONS
Investment income (loss) -- net                            $     (2,653)  $    (20,542)  $         --   $     (6,197)  $       (147)
Net realized gain (loss) on sales of investments                 (2,266)       (43,248)            --        (17,481)           708
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    54,970        419,163              1        117,639          1,884
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      50,051        355,373              1         93,961          2,445
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       27,186        210,360             20         36,316         19,887
Net transfers(1)                                                 29,906        165,606             --         50,687         17,178
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --           (343)            --
Contract terminations:
    Surrender benefits and contract charges                      (4,513)       (84,206)            --        (15,747)          (349)
    Death benefits                                                   --        (16,953)            --        (34,147)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   52,579        274,807             20         36,766         36,716
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 212,685      1,578,807             --        440,835             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    315,315   $  2,208,987   $         21   $    571,562   $     39,161
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          421,468      3,137,043             --        874,935             --
Contract purchase payments                                       46,378        367,087             --         62,630         17,537
Net transfers(1)                                                 55,188        299,059             --         95,548         14,576
Contract terminations:
    Surrender benefits and contract charges                      (8,230)      (152,914)            --        (30,616)          (294)
    Death benefits                                                   --        (30,193)            --        (64,607)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                514,804      3,620,082             --        937,890         31,819
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     UGRS4         WGRS5(4)       WGRS4(3)       WGRS3(3)       UGRS6(4)
OPERATIONS
Investment income (loss) -- net                            $    (19,603)  $       (253)  $        (69)  $         --   $       (493)
Net realized gain (loss) on sales of investments               (100,961)           136              2             --             39
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   382,128          3,630          1,658             --          5,596
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     261,564          3,513          1,591             --          5,142
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      100,629         34,037         37,896            236         82,616
Net transfers(1)                                               (103,593)        35,530             --             --         20,511
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (36,838)        (1,730)            --             --           (983)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (39,802)        67,837         37,896            236        102,144
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,416,100             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,637,862   $     71,350   $     39,487   $        236   $    107,286
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,832,097             --             --             --             --
Contract purchase payments                                      178,411         29,915         38,632            211         70,740
Net transfers(1)                                               (235,990)        29,600             --             --         17,465
Contract terminations:
    Surrender benefits and contract charges                     (66,275)        (1,481)            --             --           (833)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,708,243         58,034         38,632            211         87,372
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WGRS8(4)       UGRS7(4)       UGRS9(3)       UGRS8(4)        PGIS2
OPERATIONS
Investment income (loss) -- net                            $         --   $       (389)  $         --   $        (10)  $         (6)
Net realized gain (loss) on sales of investments                     --             18             --             --             (5)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         1          4,052              1             75            245
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           1          3,681              1             65            234
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           10         82,545             20          2,877             --
Net transfers(1)                                                     --          5,498             --             --             --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --           (156)            --             --             (2)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       10         87,887             20          2,877             (2)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --          1,130
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         11   $     91,568   $         21   $      2,942   $      1,362
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --          1,679
Contract purchase payments                                           --         69,975             --          2,394             --
Net transfers(1)                                                     --          4,794             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --           (137)            --             --             (4)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --         74,632             --          2,394          1,675
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       WGIS7          PGIS1          WGIS5          WGIS4          WGIS3
OPERATIONS
Investment income (loss) -- net                            $     (5,240)  $     (7,122)  $     (2,041)  $     (8,875)  $    (11,138)
Net realized gain (loss) on sales of investments                (61,633)       (25,274)        (8,170)       (34,626)       (23,563)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   250,446        258,435         70,130        252,644        273,717
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     183,573        226,039         59,919        209,143        239,016
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        2,172         16,596        108,121         18,365        103,977
Net transfers(1)                                                 43,046         65,490         49,501        145,468        281,290
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (41,796)       (10,361)       (30,929)       (66,385)       (82,268)
    Death benefits                                             (103,165)       (11,581)       (14,168)       (17,083)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (99,743)        60,144        112,525         80,365        302,999
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 989,726      1,058,943        228,025        985,694        986,411
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,073,556   $  1,345,126   $    400,469   $  1,275,202   $  1,528,426
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,475,599      1,577,693        346,448      1,499,610      1,502,857
Contract purchase payments                                        3,552         21,844        150,153         24,644        146,028
Net transfers(1)                                                 55,992         92,397         72,255        207,817        397,345
Contract terminations:
    Surrender benefits and contract charges                     (59,901)       (14,290)       (43,804)       (96,574)      (110,815)
    Death benefits                                             (148,936)       (16,456)       (19,873)       (23,849)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,326,306      1,661,188        505,179      1,611,648      1,935,415
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WGIS8(2)        WGIS2          WGIS1         WGIS9(2)        PSGI2
OPERATIONS
Investment income (loss) -- net                            $         --   $       (426)  $     (1,991)  $         --   $       (918)
Net realized gain (loss) on sales of investments                     --         (3,373)        (6,759)            --         (3,056)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         2         11,359         45,845              2         28,049
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           2          7,560         37,095              2         24,075
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           20             --         53,265             20          1,966
Net transfers(1)                                                     --         (4,200)        82,704             --         (1,061)
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --         (1,172)        (3,931)            --           (536)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       20         (5,372)       132,038             20            369
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --         44,586        108,312             --        124,230
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         22   $     46,774   $    277,445   $         22   $    148,674
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --         68,249        165,959             --        194,349
Contract purchase payments                                           --             --         83,860             --          3,010
Net transfers(1)                                                     --         (6,995)       109,951             --         (3,452)
Contract terminations:
    Surrender benefits and contract charges                          --         (1,690)        (5,750)            --           (778)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --         59,564        354,020             --        193,129
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       PSGI1          WSGI5          WSGI3          WSGI8          WSGI1
OPERATIONS
Investment income (loss) -- net                            $     (2,831)  $        (14)  $         (9)  $         --   $        (98)
Net realized gain (loss) on sales of investments                 (6,954)             1             --             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    75,878            296            486              2          1,723
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      66,093            283            477              2          1,625
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          580             20         36,383             20         15,076
Net transfers(1)                                                 23,831          4,089             --             --          2,920
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (16,386)            --             --             --             --
    Death benefits                                               (1,240)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    6,785          4,109         36,383             20         17,996
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 337,964             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    410,842   $      4,392   $     36,860   $         22   $     19,621
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          529,895             --             --             --             --
Contract purchase payments                                          844             --         38,590             --         16,973
Net transfers(1)                                                 31,848          4,571             --             --          3,555
Contract terminations:
    Surrender benefits and contract charges                     (25,148)            --             --             --             --
    Death benefits                                               (2,030)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                535,409          4,571         38,590             --         20,528
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       WSGI9          PNDS2          PNDS1           END           SNDS2
OPERATIONS
Investment income (loss) -- net                            $         --   $       (323)  $       (408)  $    (17,534)  $     (4,083)
Net realized gain (loss) on sales of investments                     --            (33)           (95)       (98,714)       (24,732)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         2          8,021          9,541        446,475         99,444
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           2          7,665          9,038        330,227         70,629
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           20             --            305         10,892             --
Net transfers(1)                                                     --          3,729             12        141,442         61,574
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --            (39)           (22)       (60,715)           963
    Death benefits                                                   --             --             --         (6,936)       (27,130)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       20          3,690            295         84,683         35,407
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --         23,472         28,214      1,120,740        241,950
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         22   $     34,827   $     37,547   $  1,535,650   $    347,986
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --         26,765         32,239      1,252,285        402,501
Contract purchase payments                                           --             --            271         10,405             --
Net transfers(1)                                                     --          3,319             --        106,407         79,966
Contract terminations:
    Surrender benefits and contract charges                          --            (42)           (21)       (59,769)         3,093
    Death benefits                                                   --             --             --         (8,093)       (46,037)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --         30,042         32,489      1,301,235        439,523
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     SNDS1          UNDS1          UNDS2          PSND2         WSND7(3)
OPERATIONS
Investment income (loss) -- net                            $    (44,349)  $     (2,238)  $     (7,699)  $       (337)  $         (4)
Net realized gain (loss) on sales of investments               (157,717)          (314)        (4,096)           (81)            --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   918,745         68,439        200,583          8,575            184
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     716,679         65,887        188,788          8,157            180
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       13,849         45,259        303,413             --          9,699
Net transfers(1)                                                936,074        115,563        365,196            677             --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (94,747)        (5,048)       (30,527)           (21)            --
    Death benefits                                             (213,064)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  642,112        155,774        638,082            656          9,699
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,373,380        105,616        362,738         24,589             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  3,732,171   $    327,277   $  1,189,608   $     33,402   $      9,879
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        4,294,796        165,229        568,899         41,937             --
Contract purchase payments                                       19,858         70,742        404,666             --         10,027
Net transfers(1)                                              1,290,345        158,052        482,323          1,289             --
Contract terminations:
    Surrender benefits and contract charges                    (160,435)        (6,450)       (42,225)           (34)            --
    Death benefits                                             (312,043)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              5,132,521        387,573      1,413,663         43,192         10,027
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     PSND1         UNDS5(4)        UNDS4          WSND5         WSND4(3)
OPERATIONS
Investment income (loss) -- net                            $     (4,759)  $       (136)  $     (9,838)  $       (766)  $        (13)
Net realized gain (loss) on sales of investments                   (129)           127        (23,664)          (279)            --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   110,044          2,968        228,252         15,431            (51)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     105,156          2,959        194,750         14,386            (64)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       54,806         28,358        177,858         59,140         10,120
Net transfers(1)                                                136,731            709        205,733         87,044             --
Adjustments to net assets allocated to contracts
  in payout period                                                 (383)            --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (9,390)            --        (20,352)        (1,559)            --
    Death benefits                                                   --             --         (5,045)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  181,764         29,067        358,194        144,625         10,120
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 260,364             --        526,961         14,828             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    547,284   $     32,026   $  1,079,905   $    173,839   $     10,056
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          441,310             --        831,812         20,207             --
Contract purchase payments                                       77,996         23,227        226,568         63,486         10,211
Net transfers(1)                                                200,359            668        274,507         97,997             --
Contract terminations:
    Surrender benefits and contract charges                     (12,803)            --        (31,724)        (1,630)            --
    Death benefits                                                   --             --         (6,172)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                706,862         23,895      1,294,991        180,060         10,211
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WSND3         UNDS6(4)        WSND8         UNDS7(4)        WSND1
OPERATIONS
Investment income (loss) -- net                            $       (149)  $       (302)  $        (11)  $       (836)  $       (272)
Net realized gain (loss) on sales of investments                    363              9             --            153             10
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     2,496          5,025            237         12,315          2,271
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       2,710          4,732            226         11,632          2,009
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      221,770         34,200         12,141        114,841         99,820
Net transfers(1)                                               (216,564)        27,082            166         29,471            435
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (1,537)            --             --             --             (4)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    3,669         61,282         12,307        144,312        100,251
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   6,816             --             --             --            529
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     13,195   $     66,014   $     12,533   $    155,944   $    102,789
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            9,296             --             --             --            722
Contract purchase payments                                      232,215         27,660         12,821         93,031        105,872
Net transfers(1)                                               (226,186)        21,706            184         23,695            463
Contract terminations:
    Surrender benefits and contract charges                      (1,632)            --             --             --             (4)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 13,693         49,366         13,005        116,726        107,053
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UNDS9(3)        WSND9         UNDS8(4)         ERS           SRSS2
OPERATIONS
Investment income (loss) -- net                            $         --   $         --   $         (8)  $     (7,557)  $     (2,229)
Net realized gain (loss) on sales of investments                     --             --             77       (173,651)      (292,120)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --              3             77        401,103        360,972
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          --              3            146        219,895         66,623
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           20             20             --          6,873             --
Net transfers(1)                                                     --             --            457        (68,343)        (2,686)
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --             --       (123,096)      (258,555)
    Death benefits                                                   --             --             --        (16,110)       (51,146)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       20             20            457       (200,676)      (312,387)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --      1,067,670        475,104
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         20   $         23   $        603   $  1,086,889   $    229,340
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --      1,695,343        915,364
Contract purchase payments                                           --             --             --          9,899             --
Net transfers(1)                                                     --             --            452        (99,715)        (4,982)
Contract terminations:
    Surrender benefits and contract charges                          --             --             --       (179,691)      (455,647)
    Death benefits                                                   --             --             --        (22,125)       (95,043)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --             --            452      1,403,711        359,692
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       SRSS1          PTRS2          PTRS1          UTRS1          UTRS2
OPERATIONS
Investment income (loss) -- net                            $    (13,685)  $        291   $        379   $     10,224   $     34,224
Net realized gain (loss) on sales of investments               (338,482)            (8)          (195)        (3,217)       (23,657)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   693,465          6,965         12,246        317,876      1,581,654
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     341,298          7,248         12,430        324,883      1,592,221
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          388            675            925        536,612      3,857,168
Net transfers(1)                                                (78,677)           148         21,449        560,406      2,601,832
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (102,448)          (125)        (5,208)      (140,796)      (366,840)
    Death benefits                                              (39,170)            --             --             --        (68,682)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (219,907)           698         17,166        956,222      6,023,478
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,458,288         48,013         78,845      1,640,475      7,937,214
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,579,679   $     55,959   $    108,441   $  2,921,580   $ 15,552,913
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,675,472         45,121         74,337      1,584,665      7,686,634
Contract purchase payments                                          556            590            896        496,379      3,487,402
Net transfers(1)                                                (67,448)           135         18,404        504,970      2,355,100
Contract terminations:
    Surrender benefits and contract charges                    (174,730)          (112)        (4,643)      (128,529)      (339,815)
    Death benefits                                              (72,261)            --             --             --        (61,934)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,361,589         45,734         88,994      2,457,485     13,127,387
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     PSTR2         WSTR7(3)        PSTR1         UTRS5(4)        UTRS4
OPERATIONS
Investment income (loss) -- net                            $      3,564   $       (137)  $     14,396   $     (5,463)  $      8,051
Net realized gain (loss) on sales of investments                 (1,392)           942        (14,629)         3,064        (38,362)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    97,558          1,905        681,486        115,041      1,959,337
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      99,730          2,710        681,253        112,642      1,929,026
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       13,180         79,938        885,648      1,255,290      3,816,269
Net transfers(1)                                                 16,532          3,847      1,029,069        495,723      4,794,365
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (21,810)            --        (78,385)        (8,677)      (535,687)
    Death benefits                                                   --             --       (274,695)            --        (39,449)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    7,902         83,785      1,561,637      1,742,336      8,035,498
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 676,415             --      3,872,591             --      8,870,346
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    784,047   $     86,495   $  6,115,481   $  1,854,978   $ 18,834,870
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          688,188             --      3,948,613             --      8,646,223
Contract purchase payments                                       12,446         78,680        849,667      1,142,719      3,509,569
Net transfers(1)                                                 15,543          3,710        995,215        448,241      4,428,012
Contract terminations:
    Surrender benefits and contract charges                     (20,555)            --        (76,656)        (7,708)      (504,941)
    Death benefits                                                   --             --       (273,715)            --        (37,886)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                695,622         82,390      5,443,124      1,583,252     16,040,977
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WSTR5         WSTR4(3)        WSTR3         UTRS6(4)        WSTR8
OPERATIONS
Investment income (loss) -- net                            $     (5,379)  $        (91)  $       (402)  $     (3,641)  $      3,313
Net realized gain (loss) on sales of investments                    515              4          1,540          2,873          1,807
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   108,873          2,727         18,480         87,682        150,847
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     104,009          2,640         19,618         86,914        155,967
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      942,998         81,423        158,665        859,598      1,201,967
Net transfers(1)                                                562,181             --         74,563        379,880        175,148
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (16,521)            --            (65)        (8,887)        (2,593)
    Death benefits                                               (1,418)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,487,240         81,423        233,163      1,230,591      1,374,522
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  10,117             --         23,709             --          5,132
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,601,366   $     84,063   $    276,490   $  1,317,505   $  1,535,621
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           10,912             --         25,588             --          5,543
Contract purchase payments                                      954,768         80,102        159,306        791,191      1,275,311
Net transfers(1)                                                561,773             --         76,310        343,899        174,514
Contract terminations:
    Surrender benefits and contract charges                     (16,229)            --            (65)        (7,899)        (2,609)
    Death benefits                                               (1,380)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,509,844         80,102        261,139      1,127,191      1,452,759
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UTRS7(4)        WSTR1         UTRS9(3)        WSTR9         UTRS8(4)
OPERATIONS
Investment income (loss) -- net                            $     (9,181)  $       (918)  $        (30)  $         --   $     (1,131)
Net realized gain (loss) on sales of investments                  1,485            335             --             --            685
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   144,448         22,038            831              2         18,575
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     136,752         21,455            801              2         18,129
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,872,738        260,597         70,625             20        168,552
Net transfers(1)                                                469,068         80,238             --             --         93,974
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (17,337)        (1,027)            --             --           (625)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                2,324,469        339,808         70,625             20        261,901
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --          6,151             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,461,221   $    367,414   $     71,426   $         22   $    280,030
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --          6,649             --             --             --
Contract purchase payments                                    1,699,222        259,353         68,088             --        156,198
Net transfers(1)                                                423,859         83,256             --             --         84,593
Contract terminations:
    Surrender benefits and contract charges                     (15,592)        (1,032)            --             --           (564)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,107,489        348,226         68,088             --        240,227
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       PUTS2          WUTS7          PUTS1           EUT           WUTS4
OPERATIONS
Investment income (loss) -- net                            $        339   $     11,817   $     12,134   $     14,625   $     14,756
Net realized gain (loss) on sales of investments                   (691)      (121,518)      (114,119)      (170,519)      (173,488)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     8,822        426,248        443,222        653,516        679,711
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       8,470        316,547        341,237        497,622        520,979
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          900          3,709         15,906         20,015         61,612
Net transfers(1)                                                     --        (14,095)      (126,584)       (22,399)       (89,277)
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (2,374)       (44,145)       (59,733)      (155,023)       (89,718)
    Death benefits                                                   --        (84,737)        (6,802)        (1,549)       (48,535)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   (1,474)      (139,268)      (177,213)      (158,956)      (165,918)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  24,948      1,028,072      1,121,445      1,593,862      1,689,528
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     31,944   $  1,205,351   $  1,285,469   $  1,932,528   $  2,044,589
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           36,169      1,930,590      1,631,076      2,205,403      3,195,301
Contract purchase payments                                        1,153          6,696         19,092         23,579         96,663
Net transfers(1)                                                     --        (34,491)      (173,679)       (33,349)      (164,636)
Contract terminations:
    Surrender benefits and contract charges                      (2,846)       (70,228)       (74,108)      (197,962)      (152,588)
    Death benefits                                                   --       (146,856)        (9,353)        (2,030)       (87,851)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 34,476      1,685,711      1,393,028      1,995,641      2,886,889
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WUTS3          SUTS1          WUTS2          WUTS1         WUTS9(2)
OPERATIONS
Investment income (loss) -- net                            $      8,790   $      6,367   $        939   $      2,224   $         --
Net realized gain (loss) on sales of investments                (87,082)      (240,892)       (38,783)       (13,391)            --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   480,596        534,858         98,866        121,974              3
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     402,304        300,333         61,022        110,807              3
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      144,544          2,628             --          1,013             20
Net transfers(1)                                                220,146       (172,113)        (6,171)        (1,514)            --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (46,054)      (135,717)        (6,322)       (17,835)            --
    Death benefits                                              (55,590)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  263,046       (305,202)       (12,493)       (18,336)            20
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,116,750      1,140,148        217,214        344,988             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,782,100   $  1,135,279   $    265,743   $    437,459   $         23
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,321,232      2,042,059        453,340        720,994             --
Contract purchase payments                                      247,829          4,181             --          1,838             --
Net transfers(1)                                                379,491       (327,622)       (26,178)        (4,311)            --
Contract terminations:
    Surrender benefits and contract charges                     (83,078)      (198,066)       (12,238)       (34,160)            --
    Death benefits                                              (98,294)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,767,180      1,520,552        414,924        684,361             --
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     USUT1          USUT2          PSUT2         WSUT7(3)        PSUT1
OPERATIONS
Investment income (loss) -- net                            $        112   $        225   $        935   $         --   $      1,104
Net realized gain (loss) on sales of investments                  1,139          1,643           (154)            --           (430)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     6,585         48,333         26,896              2         44,972
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       7,836         50,201         27,677              2         45,646
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       10,133         78,871          1,966             20         24,231
Net transfers(1)                                                 35,381        186,868            257             --         14,194
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (6,529)        (2,524)          (847)            --         (1,693)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   38,985        263,215          1,376             20         36,732
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     329         19,798         80,287             --        119,424
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     47,150   $    333,214   $    109,340   $         22   $    201,802
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                              376         22,636        140,352             --        209,085
Contract purchase payments                                        8,646         77,782          3,186             --         35,599
Net transfers(1)                                                 36,739        186,012            385             --         21,716
Contract terminations:
    Surrender benefits and contract charges                      (5,606)        (2,173)        (1,298)            --         (2,519)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 40,155        284,257        142,625             --        263,881
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    USUT5(4)        USUT4          WSUT5         WSUT4(3)        WSUT3
OPERATIONS
Investment income (loss) -- net                            $       (300)  $       (608)  $       (137)  $         (2)  $         63
Net realized gain (loss) on sales of investments                    222            559             13             --             21
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     6,987         19,987          6,287            101          2,779
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       6,909         19,938          6,163             99          2,863
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       40,974         82,348         27,398         10,520             --
Net transfers(1)                                                 13,359         69,418          5,427            842            732
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (353)        (2,543)           (23)            --            (47)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   53,980        149,223         32,802         11,362            685
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --          4,640          4,730             --          8,419
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     60,889   $    173,801   $     43,695   $     11,461   $     11,967
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --          5,315          5,557             --          9,901
Contract purchase payments                                       34,444         79,553         27,448          9,670             --
Net transfers(1)                                                 11,340         66,443          5,434            813            682
Contract terminations:
    Surrender benefits and contract charges                        (291)        (2,454)           (26)            --            (44)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 45,493        148,857         38,413         10,483         10,539
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    USUT6(4)        WSUT8         USUT7(4)        WSUT1         USUT9(3)
OPERATIONS
Investment income (loss) -- net                            $        131   $       (116)  $       (319)  $         (9)  $         --
Net realized gain (loss) on sales of investments                     23             32             19             70             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     9,892          2,895          7,204          7,468              2
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      10,046          2,811          6,904          7,529              2
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       36,591         14,043         10,052          6,000             20
Net transfers(1)                                                 16,821         20,584         60,215         19,855             --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --           (113)           (15)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   53,412         34,627         70,154         25,840             20
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --          7,986             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     63,458   $     37,438   $     77,058   $     41,355   $         22
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --          9,443             --
Contract purchase payments                                       33,469         13,779          8,356          5,790             --
Net transfers(1)                                                 14,054         20,022         50,848         21,376             --
Contract terminations:
    Surrender benefits and contract charges                          --             --            (92)           (14)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 47,523         33,801         59,112         36,595             --
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WSUT9         USUT8(4)         EEQ            EMD            ESC
OPERATIONS
Investment income (loss) -- net                            $         --   $        (60)  $       (595)  $     28,008   $    (36,270)
Net realized gain (loss) on sales of investments                     --              3        (61,962)      (134,242)        (6,348)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         3          1,248        396,212      1,203,482        963,248
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           3          1,191        333,655      1,097,248        920,630
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           20             --          5,044         19,843          7,424
Net transfers(1)                                                     --         14,458        (22,427)       (75,548)        10,565
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --           (335)            --
Contract terminations:
    Surrender benefits and contract charges                          --             --       (131,750)      (670,540)      (214,851)
    Death benefits                                                   --             --         (7,438)       (48,466)       (11,622)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       20         14,458       (156,571)      (775,046)      (208,484)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --      1,358,861      6,085,346      2,399,831
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         23   $     15,649   $  1,535,945   $  6,407,548   $  3,111,977
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --      1,472,837      3,505,096      2,331,291
Contract purchase payments                                           --             --          5,153         10,972          6,698
Net transfers(1)                                                     --         12,027        (24,962)       (47,906)         9,125
Contract terminations:
    Surrender benefits and contract charges                          --             --       (133,243)      (368,659)      (188,248)
    Death benefits                                                   --             --         (7,229)       (25,591)        (9,683)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --         12,027      1,312,556      3,073,912      2,149,183
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                      EUS            EGR           UOCA1          UOCA2         WOCA7(3)
OPERATIONS
Investment income (loss) -- net                            $     84,083   $    (52,189)  $       (336)  $     (6,081)  $        (10)
Net realized gain (loss) on sales of investments                 29,395       (287,863)           (56)           592             --
Distributions from capital gains                                 69,636             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (185,029)     1,660,568         11,722        191,776            469
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (1,915)     1,320,516         11,330        186,287            459
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        6,148         13,657         34,930        701,180         19,217
Net transfers(1)                                                217,089        132,953         80,011        468,721             --
Adjustments to net assets allocated to contracts
  in payout period                                                 (723)            --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (353,506)      (455,775)        (1,279)        (6,455)            --
    Death benefits                                              (42,146)       (46,012)            --         (8,726)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (173,138)      (355,177)       113,662      1,154,720         19,217
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               5,566,751      4,853,774          6,934        110,666             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  5,391,698   $  5,819,113   $    131,926   $  1,451,673   $     19,676
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        3,728,040      4,574,356          8,840        141,201             --
Contract purchase payments                                        4,170         12,086         37,048        784,451         18,639
Net transfers(1)                                                138,837         92,771         85,502        523,505             --
Contract terminations:
    Surrender benefits and contract charges                    (236,779)      (392,096)        (1,378)        (7,185)            --
    Death benefits                                              (28,286)       (39,781)            --         (8,868)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,605,982      4,247,336        130,012      1,433,104         18,639
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     UOCA3         UOCA5(4)        UOCA4          WOCA5         WOCA4(3)
OPERATIONS
Investment income (loss) -- net                            $     (1,005)  $     (1,608)  $     (6,311)  $     (1,042)  $        (11)
Net realized gain (loss) on sales of investments                    938            158          6,429            707             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    33,034         40,735        149,637         21,765            387
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      32,967         39,285        149,755         21,430            376
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      139,904        262,702        450,293        114,046         21,950
Net transfers(1)                                                 43,188        108,852        433,743         72,236          3,343
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (2,080)          (154)        (4,652)          (232)            --
    Death benefits                                                   --             --         (9,161)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  181,012        371,400        870,223        186,050         25,293
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  30,384             --        127,372             42             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    244,363   $    410,685   $  1,147,350   $    207,522   $     25,669
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           38,802             --        162,815             43             --
Contract purchase payments                                      158,057        222,105        497,614        102,252         21,018
Net transfers(1)                                                 47,330         89,888        494,376         64,582          3,319
Contract terminations:
    Surrender benefits and contract charges                      (2,391)          (131)        (5,040)          (199)            --
    Death benefits                                                   --             --        (12,341)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                241,798        311,862      1,137,424        166,678         24,337
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WOCA3         UOCA6(4)        WOCA8         UOCA7(4)        WOCA1
OPERATIONS
Investment income (loss) -- net                            $       (319)  $       (684)  $       (576)  $     (1,076)  $        (30)
Net realized gain (loss) on sales of investments                  1,969              7            291            352              1
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     5,671         17,038         11,729         18,270            724
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       7,321         16,361         11,444         17,546            695
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       23,189        145,732        150,880         74,673         11,770
Net transfers(1)                                                 16,142         82,140         43,088        101,956          4,660
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          (7)            --           (904)           (75)           (26)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   39,324        227,872        193,064        176,554         16,404
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   4,016             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     50,661   $    244,233   $    204,508   $    194,100   $     17,099
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            4,157             --             --             --             --
Contract purchase payments                                       22,657        119,484        128,685         63,886          9,950
Net transfers(1)                                                 13,937         67,138         37,474         84,629          3,879
Contract terminations:
    Surrender benefits and contract charges                          (6)            --           (781)           (61)           (21)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 40,745        186,622        165,378        148,454         13,808
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UOCA9(3)        WOCA9         UOCA8(4)         EGS           UOGS1
OPERATIONS
Investment income (loss) -- net                            $         (1)  $         --   $       (301)  $     (1,134)  $       (445)
Net realized gain (loss) on sales of investments                     62             --             10         (2,938)           287
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        12              5          4,375         65,700         35,315
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          73              5          4,084         61,628         35,157
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        5,248             41         66,338            250         52,012
Net transfers(1)                                                     --             --          6,475         (2,101)        65,687
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --             --           (772)          (737)
    Death benefits                                                   --             --             --             --         (3,713)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    5,248             41         72,813         (2,623)       113,249
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --        152,205         19,049
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      5,321   $         46   $     76,897   $    211,210   $    167,455
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --        153,527         24,816
Contract purchase payments                                        5,016             --         53,546            269         64,922
Net transfers(1)                                                     --             --          5,375         (2,011)        69,506
Contract terminations:
    Surrender benefits and contract charges                          --             --             --           (708)          (738)
    Death benefits                                                   --             --             --             --         (4,264)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  5,016             --         58,921        151,077        154,242
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     UOGS2          WOGS7          WOGS6         UOGS5(4)        UOGS4
OPERATIONS
Investment income (loss) -- net                            $     (3,532)  $       (226)  $     (3,436)  $       (311)  $     (3,148)
Net realized gain (loss) on sales of investments                    684            411          3,883             68          1,140
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   182,764         11,705        162,153         12,108        120,803
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     179,916         11,890        162,600         11,865        118,795
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      216,332         10,437         45,367         64,260        251,726
Net transfers(1)                                                367,989         56,763        510,622         19,411        261,906
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (6,471)           (12)        (5,531)            --         (6,700)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  577,850         67,188        550,458         83,671        506,932
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  94,618         10,371        146,645             --         42,967
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    852,384   $     89,449   $    859,703   $     95,536   $    668,694
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          123,313         13,410        189,702             --         56,098
Contract purchase payments                                      243,842         11,715         52,301         49,838        279,321
Net transfers(1)                                                426,412         56,834        552,219         15,437        291,557
Contract terminations:
    Surrender benefits and contract charges                      (7,191)           (12)        (5,931)            --         (7,433)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                786,376         81,947        788,291         65,275        619,543
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WOGS5          WOGS4          WOGS3         UOGS6(4)        WOGS8
OPERATIONS
Investment income (loss) -- net                            $     (1,532)  $       (528)  $     (2,847)  $       (452)  $       (122)
Net realized gain (loss) on sales of investments                  5,756             51         55,293          1,119            883
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    51,321         23,333         57,515         13,546          3,483
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      55,545         22,856        109,961         14,213          4,244
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      200,398         31,115        170,892         39,956          5,791
Net transfers(1)                                                115,070        266,139        214,931         36,268           (490)
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (2,436)          (468)        (4,078)        (1,331)            (8)
    Death benefits                                                   --             --             --         (7,306)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  313,032        296,786        381,745         67,587          5,293
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   9,315          4,935         60,448             --          7,954
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    377,892   $    324,577   $    552,154   $     81,800   $     17,491
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           12,062          6,392         78,329             --          8,597
Contract purchase payments                                      219,796         31,883        186,554         33,813          5,251
Net transfers(1)                                                118,062        260,786        247,631         28,923           (374)
Contract terminations:
    Surrender benefits and contract charges                      (2,533)          (460)        (4,098)          (958)            (7)
    Death benefits                                                   --             --             --         (5,758)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                347,387        298,601        508,416         56,020         13,467
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WOGS2          WOGS1         UOGS9(3)        WOGS9         UOGS8(4)
OPERATIONS
Investment income (loss) -- net                            $     (1,153)  $     (1,053)  $         (1)  $       (962)  $        (21)
Net realized gain (loss) on sales of investments                    231            441             43          1,551              2
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    34,473         30,203              3         27,069            516
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      33,551         29,591             45         27,658            497
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       80,179         73,850             --         89,289          6,030
Net transfers(1)                                                132,896         44,252            (13)        (8,113)            --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --           (876)            --           (554)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  213,075        117,226            (13)        80,622          6,030
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    246,626   $    146,817   $         32   $    108,280   $      6,527
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       90,949         86,669             --         91,132          4,457
Net transfers(1)                                                138,512         49,837             --         (7,204)            --
Contract terminations:
    Surrender benefits and contract charges                          --           (867)            --           (453)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                229,461        135,639             --         83,475          4,457
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                      EHI           UOHI1          UOHI2         WOHI7(3)        UOHI3
OPERATIONS
Investment income (loss) -- net                            $    175,150   $        527   $      7,476   $        (64)  $       (424)
Net realized gain (loss) on sales of investments               (121,278)         1,131          1,839              1            478
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   550,774         26,214         76,526          1,056         14,442
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     604,646         27,872         85,841            993         14,496
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        6,225        266,988        441,293         82,100        190,400
Net transfers(1)                                                (86,346)        52,195        452,562             --         36,286
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (207,454)       (10,809)       (27,183)            --           (630)
    Death benefits                                              (45,329)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (332,904)       308,374        866,672         82,100        226,056
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,904,033         17,638        130,760             --          4,205
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  3,175,775   $    353,884   $  1,083,273   $     83,093   $    244,757
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        3,064,878         18,364        136,219             --          4,384
Contract purchase payments                                        6,035        244,545        397,005         80,606        172,426
Net transfers(1)                                                (88,336)        47,675        412,856             --         32,484
Contract terminations:
    Surrender benefits and contract charges                    (197,440)        (9,981)       (24,395)            --           (544)
    Death benefits                                              (42,893)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,742,244        300,603        921,685         80,606        208,750
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UOHI5(4)        UOHI4         WOHI5(4)       WOHI4(3)       WOHI3(3)
OPERATIONS
Investment income (loss) -- net                            $       (882)  $      2,225   $     (1,449)  $         (1)  $         (1)
Net realized gain (loss) on sales of investments                    191            380          1,444             --             10
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    12,306         53,248         40,409              9              2
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      11,615         55,853         40,404              8             11
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      186,062        411,087        340,592             20            696
Net transfers(1)                                                 40,597        189,348        164,997            505             --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (1,506)        (6,826)        (4,809)            --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  225,153        593,609        500,780            525            696
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --         72,696             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    236,768   $    722,158   $    541,184   $        533   $        707
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --         75,848             --             --             --
Contract purchase payments                                      175,061        374,783        308,155             --            666
Net transfers(1)                                                 38,278        172,181        144,857            497             --
Contract terminations:
    Surrender benefits and contract charges                      (1,359)        (5,893)        (4,251)            --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                211,980        616,919        448,761            497            666
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UOHI6(4)       WOHI8(4)       UOHI7(4)       UOHI9(3)       UOHI8(4)
OPERATIONS
Investment income (loss) -- net                            $     (1,819)  $       (163)  $       (968)  $         --   $        (84)
Net realized gain (loss) on sales of investments                    194             35             72             --              2
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    22,199          1,987         13,905              1            907
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      20,574          1,859         13,009              1            825
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      193,116         14,756        153,877             20         19,970
Net transfers(1)                                                119,162             --         34,601             --          2,906
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (2,678)          (542)           (30)            --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  309,600         14,214        188,448             20         22,876
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    330,174   $     16,073   $    201,457   $         21   $     23,701
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                      172,925         14,966        136,900             --         18,537
Net transfers(1)                                                103,588             --         30,567             --          2,791
Contract terminations:
    Surrender benefits and contract charges                      (2,349)          (536)           (26)            --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                274,164         14,430        167,441             --         21,328
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                      EGC           UOSM1          UOSM2         WOSM7(3)        UOSM3
OPERATIONS
Investment income (loss) -- net                            $     (1,685)  $       (587)  $     (6,037)  $        (31)  $     (1,414)
Net realized gain (loss) on sales of investments                (28,053)           809          3,051             30            615
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   110,862         21,609        212,932            745         43,559
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      81,124         21,831        209,946            744         42,760
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          240         51,590        608,924         34,435         78,500
Net transfers(1)                                                (26,439)        45,321        356,269          3,521         74,294
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (15,814)        (8,206)       (30,477)            --         (2,103)
    Death benefits                                               (9,276)            --           (983)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (51,289)        88,705        933,733         37,956        150,691
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 379,439         26,298        158,253             --         51,666
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    409,274   $    136,834   $  1,301,932   $     38,700   $    245,117
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          538,150         33,098        199,299             --         65,056
Contract purchase payments                                          315         49,672        615,723         34,115         79,908
Net transfers(1)                                                (38,789)        46,817        365,807          3,508         74,275
Contract terminations:
    Surrender benefits and contract charges                     (21,940)        (8,983)       (30,289)            --         (2,391)
    Death benefits                                              (13,156)            --           (905)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                464,580        120,604      1,149,635         37,623        216,848
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UOSM5(4)        UOSM4          WOSM5         WOSM4(3)        WOSM3
OPERATIONS
Investment income (loss) -- net                            $       (989)  $     (4,675)  $     (1,607)  $        (85)  $       (254)
Net realized gain (loss) on sales of investments                  3,271          4,172            929             81             92
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    28,630        134,040         47,045          2,802          6,712
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      30,912        133,537         46,367          2,798          6,550
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      105,132        393,059        200,097         70,710         42,224
Net transfers(1)                                                 85,988        340,694         87,387            936         11,025
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (11,686)        (7,009)        (2,782)           (21)          (319)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  179,434        726,744        284,702         71,625         52,930
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --         68,673          3,436             --          4,426
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    210,346   $    928,954   $    334,505   $     74,423   $     63,906
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --         86,643          3,609             --          4,643
Contract purchase payments                                       87,255        396,528        171,225         71,492         33,197
Net transfers(1)                                                 67,307        348,369         74,423            926          9,694
Contract terminations:
    Surrender benefits and contract charges                      (8,871)        (7,941)        (2,232)           (20)          (283)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                145,691        823,599        247,025         72,398         47,251
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UOSM6(4)        WOSM8         UOSM7(4)        WOSM1         UOSM9(3)
OPERATIONS
Investment income (loss) -- net                            $       (933)  $       (541)  $     (1,208)  $       (772)  $        (10)
Net realized gain (loss) on sales of investments                  1,410          1,475          2,419          1,919             96
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    22,141         11,201         24,292         16,561            267
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      22,618         12,135         25,503         17,708            353
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      115,085         80,781         75,842         32,274         13,847
Net transfers(1)                                                 88,084          5,505        111,912         19,780             56
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (1,839)          (950)          (213)        (1,084)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  201,330         85,336        187,541         50,970         13,903
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --         11,918             --         17,175             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    223,948   $    109,389   $    213,044   $     85,853   $     14,256
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --         12,529             --         18,063             --
Contract purchase payments                                       92,078         64,338         60,776         27,786         13,793
Net transfers(1)                                                 64,723          4,915         87,426         18,750             66
Contract terminations:
    Surrender benefits and contract charges                      (1,338)          (772)          (165)          (924)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                155,463         81,010        148,037         63,675         13,859
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WOSM9         UOSM8(4)         EST           USTB1          USTB2
OPERATIONS
Investment income (loss) -- net                            $         --   $       (312)  $     14,931   $       (480)  $      5,257
Net realized gain (loss) on sales of investments                     --            837            (59)            (6)         2,433
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         4          6,516         32,626         70,503        169,533
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           4          7,041         47,498         70,017        177,223
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           20         11,044             --        575,347      1,809,596
Net transfers(1)                                                     --         23,818         (2,210)       520,836        942,633
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --        (11,279)        (9,246)       (34,538)
    Death benefits                                                   --             --        (10,992)            --           (827)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       20         34,862        (24,481)     1,086,937      2,716,864
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --        307,757         39,311        166,610
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         24   $     41,903   $    330,774   $  1,196,265   $  3,060,697
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --        267,869         37,947        160,916
Contract purchase payments                                           --          8,625             --        504,841      1,591,209
Net transfers(1)                                                     --         20,545         (2,884)       460,921        829,730
Contract terminations:
    Surrender benefits and contract charges                          --             --         (8,281)        (8,266)       (30,164)
    Death benefits                                                   --             --         (9,437)            --           (709)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --         29,170        247,267        995,443      2,550,982
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WSTB7          WSTB6         USTB5(4)        USTB4          WSTB5
OPERATIONS
Investment income (loss) -- net                            $      4,405   $      8,933   $     (4,610)  $     (1,240)  $     (4,256)
Net realized gain (loss) on sales of investments                  3,251          2,402            869          6,569          2,144
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    11,059         77,369         61,000        152,074         92,604
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      18,715         88,704         57,259        157,403         90,492
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       76,861        612,562      1,109,455      2,006,464      1,211,674
Net transfers(1)                                                182,133        392,932        175,538        583,158        531,395
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (76,333)       (48,210)        (4,563)        (9,456)        (6,167)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  182,661        957,284      1,280,430      2,580,166      1,736,902
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 114,034        218,797             --        152,696         10,383
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    315,410   $  1,264,785   $  1,337,689   $  2,890,265   $  1,837,777
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          110,526        212,137             --        147,708         10,076
Contract purchase payments                                       65,238        539,847      1,079,665      1,769,113      1,071,568
Net transfers(1)                                                159,868        349,917        170,312        510,311        467,560
Contract terminations:
    Surrender benefits and contract charges                     (71,545)       (42,077)        (4,312)        (8,274)        (5,396)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                264,087      1,059,824      1,245,665      2,418,858      1,543,808
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WSTB4          WSTB3         USTB6(4)        WSTB8          WSTB2
OPERATIONS
Investment income (loss) -- net                            $      5,911   $      1,990   $     (9,523)  $       (465)  $     (8,761)
Net realized gain (loss) on sales of investments                     49          1,454          1,765             37            181
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    26,036         25,590        107,234          5,027        100,555
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      31,996         29,034         99,476          4,599         91,975
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      271,027        410,591      1,678,143         57,056      1,703,923
Net transfers(1)                                                112,026         99,969        299,228         59,933        366,990
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (6,610)        (4,628)       (97,224)          (736)        (6,225)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  376,443        505,932      1,880,147        116,253      2,064,688
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  85,109         75,581             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    493,548   $    610,547   $  1,979,623   $    120,852   $  2,156,663
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           82,631         73,402             --             --             --
Contract purchase payments                                      238,813        357,896      1,551,105         53,187      1,504,712
Net transfers(1)                                                 99,456         86,494        271,593         55,338        320,032
Contract terminations:
    Surrender benefits and contract charges                      (5,924)        (4,045)       (90,365)          (698)        (5,440)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                414,976        513,747      1,732,333        107,827      1,819,304
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WSTB1         USTB9(3)        WSTB9         USTB8(4)         EDI
OPERATIONS
Investment income (loss) -- net                            $        424   $         (5)  $         --   $       (660)  $    445,351
Net realized gain (loss) on sales of investments                    146             --             --             28       (155,767)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    13,083             13              1          7,255        674,153
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      13,653              8              1          6,623        963,737
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       91,627             13             10         85,939          8,538
Net transfers(1)                                                 52,183          6,596             --         59,335       (332,165)
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --           (902)
Contract terminations:
    Surrender benefits and contract charges                      (1,330)            --             --           (803)      (601,123)
    Death benefits                                                   --             --             --             --        (19,520)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  142,480          6,609             10        144,471       (945,172)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   5,628             --             --             --      5,639,911
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    161,761   $      6,617   $         11   $    151,094   $  5,658,476
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            5,473             --             --             --      4,181,040
Contract purchase payments                                       85,974             --             --         84,663          5,747
Net transfers(1)                                                 46,278          6,405             --         57,555       (227,815)
Contract terminations:
    Surrender benefits and contract charges                      (1,146)            --             --           (802)      (409,712)
    Death benefits                                                   --             --             --             --        (12,904)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                136,579          6,405             --        141,416      3,536,356
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                        EPD            EGG            EGI           UGIN1          UGIN2
OPERATIONS
Investment income (loss) -- net                            $    230,243   $     (2,970)  $     72,074   $      2,666   $     10,677
Net realized gain (loss) on sales of investments                (44,773)      (237,802)      (447,037)        (1,160)       (20,377)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   324,846        647,236      2,775,711        104,099        535,659
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     510,316        406,464      2,400,748        105,605        525,959
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        5,518          2,823         33,019         59,128        258,553
Net transfers(1)                                               (176,201)       (28,712)       (82,973)        77,603        334,177
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --           (571)            --             --
Contract terminations:
    Surrender benefits and contract charges                    (182,950)      (127,240)    (1,167,894)       (12,761)       (81,875)
    Death benefits                                              (49,182)            --        (57,625)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (402,815)      (153,129)    (1,276,044)       123,970        510,855
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               3,030,281      1,561,467     10,296,001        300,804      1,576,097
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  3,137,782   $  1,814,802   $ 11,420,705   $    530,379   $  2,612,911
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,872,169      2,036,205      6,087,026        378,819      1,990,589
Contract purchase payments                                        5,094          3,419         18,803         72,025        317,496
Net transfers(1)                                               (160,412)       (41,153)       (53,765)        93,560        409,992
Contract terminations:
    Surrender benefits and contract charges                    (161,041)      (145,503)      (657,905)       (14,695)       (98,467)
    Death benefits                                              (43,531)            --        (31,916)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,512,279      1,852,968      5,362,243        529,709      2,619,610
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     PGIN2         WGIN7(3)        PGIN1         UGIN5(4)        UGIN4
OPERATIONS
Investment income (loss) -- net                            $      2,191   $        (12)  $      6,815   $       (226)  $      5,588
Net realized gain (loss) on sales of investments                 (4,723)             1        (15,696)           212        (57,417)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    79,818            654        330,353          5,948        415,161
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      77,286            643        321,472          5,934        363,332
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        2,000         12,244         44,698         29,162         94,699
Net transfers(1)                                                (24,535)            --         77,566         24,525       (174,943)
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (15,286)            --        (57,730)        (2,098)       (80,166)
    Death benefits                                                   --             --        (24,832)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (37,821)        12,244         39,702         51,589       (160,410)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 309,917             --      1,207,744             --      1,478,390
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    349,382   $     12,887   $  1,568,918   $     57,523   $  1,681,312
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          404,923             --      1,583,024             --      1,879,367
Contract purchase payments                                        2,182         12,004         54,649         25,270        109,738
Net transfers(1)                                                (27,671)            --         98,619         20,995       (196,564)
Contract terminations:
    Surrender benefits and contract charges                     (16,893)            --        (67,779)        (1,762)       (91,719)
    Death benefits                                                   --             --        (33,665)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                362,541         12,004      1,634,848         44,503      1,700,822
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                      EPG          WGIN4(3)        WGIN3         UGIN6(4)        WGIN8
OPERATIONS
Investment income (loss) -- net                            $     22,196   $         --   $       (190)  $       (421)  $       (177)
Net realized gain (loss) on sales of investments               (240,197)            --         11,071          1,017            180
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,476,540              2          1,021         12,190          4,225
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   1,258,539              2         11,902         12,786          4,228
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      115,254             30          1,646        101,198         35,434
Net transfers(1)                                               (126,824)            --           (308)        (2,906)            --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (407,571)            --         (4,340)            --           (659)
    Death benefits                                              (28,601)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (447,742)            30         (3,002)        98,292         34,775
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               5,290,870             --         17,903             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  6,101,667   $         32   $     26,803   $    111,078   $     39,003
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        5,706,345             --         21,971             --             --
Contract purchase payments                                      111,620             --          2,182         88,467         39,695
Net transfers(1)                                               (140,013)            --          6,646         (2,333)            --
Contract terminations:
    Surrender benefits and contract charges                    (410,390)            --         (4,583)            --           (713)
    Death benefits                                              (28,519)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              5,239,043             --         26,216         86,134         38,982
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UGIN7(4)        WGIN1         UGIN9(3)        WGIN9         UGIN8(4)
OPERATIONS
Investment income (loss) -- net                            $       (172)  $       (279)  $         --   $         --   $        (24)
Net realized gain (loss) on sales of investments                     13             23             --             --            528
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     4,687          5,276              2              4              4
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       4,528          5,020              2              4            508
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       34,529         38,708             30             30             30
Net transfers(1)                                                  9,255          9,258             --             --           (504)
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (53)           (88)            --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   43,731         47,878             30             30           (474)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     48,259   $     52,898   $         32   $         34   $         34
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       29,749         41,822             --             --             --
Net transfers(1)                                                  7,752         10,200             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (45)           (91)            --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 37,456         51,931             --             --             --
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UHSC1          UHSC2          WHSC7          WHSC6         UHSC5(4)
OPERATIONS
Investment income (loss) -- net                            $        (67)  $     (1,119)  $       (210)  $       (522)  $       (327)
Net realized gain (loss) on sales of investments                     29           (582)           176            151            927
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     1,427         25,931          6,279         12,407          4,006
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1,389         24,230          6,245         12,036          4,606
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        1,703        185,813          8,049          3,708         50,295
Net transfers(1)                                                 20,154        110,829         26,386         27,256         (6,789)
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (799)           (65)        (1,807)        (3,038)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   21,058        296,577         32,628         27,926         43,506
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --         30,068          9,766         43,924             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     22,447   $    350,875   $     48,639   $     83,886   $     48,112
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --         30,828         11,651         52,411             --
Contract purchase payments                                        1,744        170,451          8,977          4,017         46,295
Net transfers(1)                                                 18,609        106,038         30,979         32,608         (5,901)
Contract terminations:
    Surrender benefits and contract charges                        (724)           (60)        (1,999)        (3,414)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 19,629        307,257         49,608         85,622         40,394
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UHSC4          WHSC5          WHSC4          WHSC3         UHSC6(4)
OPERATIONS
Investment income (loss) -- net                            $       (815)  $       (505)  $       (508)  $       (849)  $       (105)
Net realized gain (loss) on sales of investments                  1,110            (22)          (682)           514             19
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    17,825          7,388          9,583         11,079          1,729
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      18,120          6,861          8,393         10,744          1,643
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      133,522         27,217          7,958         89,046         34,177
Net transfers(1)                                                  8,248         40,744         80,807         35,222           (678)
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          (8)          (150)        (4,685)        (1,667)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  141,762         67,811         84,080        122,601         33,499
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   6,973         10,240         24,779          9,682             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    166,855   $     84,912   $    117,252   $    143,027   $     35,142
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            7,155         12,234         29,622         11,575             --
Contract purchase payments                                      131,764         30,201          8,336         98,455         30,144
Net transfers(1)                                                  7,683         44,638         87,902         38,379           (590)
Contract terminations:
    Surrender benefits and contract charges                          (7)          (162)        (5,759)        (1,792)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                146,595         86,911        120,101        146,617         29,554
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WHSC8          WHSC2          WHSC1         UHSC9(3)        WHSC9
OPERATIONS
Investment income (loss) -- net                            $       (119)  $       (873)  $     (1,260)  $         --   $         --
Net realized gain (loss) on sales of investments                     39             30             (7)            --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     1,944         11,092         18,167              2              1
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1,864         10,249         16,900              2              1
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        8,462         43,531         29,401             20             20
Net transfers(1)                                                 21,711         46,742         76,455             --             --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --           (110)          (480)            --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   30,173         90,163        105,376             20             20
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --         27,685         60,674             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     32,037   $    128,097   $    182,950   $         22   $         21
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --         33,129         72,631             --             --
Contract purchase payments                                        8,273         47,592         32,141             --             --
Net transfers(1)                                                 19,978         51,032         83,920             --             --
Contract terminations:
    Surrender benefits and contract charges                          --           (115)          (526)            --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 28,251        131,638        188,166             --             --
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   UHSC8(4)         EHY            EPH           PINC2          PINC1
OPERATIONS
Investment income (loss) -- net                            $        (38)  $    230,168   $    127,376   $      1,192   $      3,270
Net realized gain (loss) on sales of investments                      1       (228,570)       (69,675)            28          2,608
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       601        540,035        248,743           (117)        (2,637)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         564        541,633        306,444          1,103          3,241
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           20          4,857          2,961             --            864
Net transfers(1)                                                 11,817       (152,884)       (73,370)          (110)       (52,801)
Adjustments to net assets allocated to contracts
  in payout period                                                   --           (259)            --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --       (293,962)       (86,463)           (40)        (7,207)
    Death benefits                                                   --        (24,886)       (11,205)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   11,837       (467,134)      (168,077)          (150)       (59,144)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --      2,385,129      1,339,357         34,178         94,665
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     12,401   $  2,459,628   $  1,477,724   $     35,131   $     38,762
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --      1,897,779      1,408,848         28,514         79,249
Contract purchase payments                                           --          3,398          2,941             --            713
Net transfers(1)                                                 10,446       (110,886)       (73,442)           (90)       (42,707)
Contract terminations:
    Surrender benefits and contract charges                          --       (208,301)       (82,363)           (33)        (5,792)
    Death benefits                                                   --        (17,659)       (10,281)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 10,446      1,564,331      1,245,703         28,391         31,463
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       WINC5          WINC3          WINC8          WINC1          WINC9
OPERATIONS
Investment income (loss) -- net                            $       (275)  $        347   $        521   $       (100)  $         --
Net realized gain (loss) on sales of investments                    224            588             --              2             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     2,083           (168)           (44)           488             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       2,032            767            477            390             --
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       87,071             --             --         23,519             20
Net transfers(1)                                                 (8,015)          (406)            --         16,035             --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          (7)            (6)           (32)           (88)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   79,049           (412)           (32)        39,466             20
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   7,793         12,526         17,205             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     88,874   $     12,881   $     17,650   $     39,856   $         20
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            7,423         11,944         16,423             --             --
Contract purchase payments                                       82,214             --             --         22,176             --
Net transfers(1)                                                 (7,417)            --             --         14,994             --
Contract terminations:
    Surrender benefits and contract charges                          (6)            (5)           (30)           (82)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 82,214         11,939         16,393         37,088             --
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       UIGR1          UIGR2          PIGR2          WIGR7          PIGR1
OPERATIONS
Investment income (loss) -- net                            $       (379)  $     (4,705)  $       (352)  $     (7,512)  $    (14,714)
Net realized gain (loss) on sales of investments                  1,154          8,485         (7,060)      (149,125)      (217,179)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    24,880        283,285         45,516        714,205      1,188,558
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      25,655        287,065         38,104        557,568        956,665
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       60,187        830,851            560         76,803        204,586
Net transfers(1)                                                 75,838        395,736        (23,781)       (18,870)      (156,525)
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --         (1,817)
Contract terminations:
    Surrender benefits and contract charges                      (7,804)       (22,442)        (8,367)       (60,635)      (198,758)
    Death benefits                                                   --             --             --        (10,910)        (3,781)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  128,221      1,204,145        (31,588)       (13,612)      (156,295)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  26,242        346,700        160,787      2,114,678      3,662,172
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    180,118   $  1,837,910   $    167,303   $  2,658,634   $  4,462,542
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           32,966        435,810        219,080      3,982,054      4,994,086
Contract purchase payments                                       69,568        951,198            745        131,575        256,744
Net transfers(1)                                                 84,797        455,701        (28,719)       (41,988)      (184,666)
Contract terminations:
    Surrender benefits and contract charges                      (9,295)       (25,282)       (11,681)      (109,265)      (264,550)
    Death benefits                                                   --             --             --        (19,883)        (5,017)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                178,036      1,817,427        179,425      3,942,493      4,796,597
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   UIGR5(4)        UIGR4           EPL           WIGR4          WIGR3
OPERATIONS
Investment income (loss) -- net                            $     (1,114)  $     (6,698)  $     (9,291)  $    (16,249)  $    (12,615)
Net realized gain (loss) on sales of investments                  4,090         15,511        (84,576)      (212,909)       303,044
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    43,866        271,297        510,116        922,566        171,535
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      46,842        280,110        416,249        693,408        461,964
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      194,928        646,101        254,101        161,106         38,302
Net transfers(1)                                                 53,776        396,356         96,483       (181,942)       171,474
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (3,303)       (19,102)       (68,293)      (109,671)      (461,473)
    Death benefits                                                   --             --        (16,549)       (21,703)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  245,401      1,023,355        265,742       (152,210)      (251,697)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        431,700      1,401,442      2,629,193      1,635,341
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    292,243   $  1,735,165   $  2,083,433   $  3,170,391   $  1,845,608
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        543,545      1,855,909      5,517,256      3,436,550
Contract purchase payments                                      174,875        730,015        310,470        290,592         73,339
Net transfers(1)                                                 44,358        471,788        112,953       (291,115)       389,467
Contract terminations:
    Surrender benefits and contract charges                      (2,789)       (22,471)       (82,877)      (218,247)      (835,668)
    Death benefits                                                   --             --        (19,434)       (46,145)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                216,444      1,722,877      2,177,021      5,252,341      3,063,688
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   UIGR6(4)        WIGR8          WIGR2          WIGR1         UIGR9(3)
OPERATIONS
Investment income (loss) -- net                            $     (1,214)  $       (335)  $     (3,855)  $     (6,954)  $         (8)
Net realized gain (loss) on sales of investments                  3,322           (253)       (13,298)       (16,539)            74
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    28,712          9,502        128,699        228,008            283
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      30,820          8,914        111,546        204,515            349
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      193,463         68,301        130,248        128,357          5,431
Net transfers(1)                                                 44,520          1,058         91,070         96,390            360
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (1,337)        (1,150)       (15,719)       (15,611)            --
    Death benefits                                                   --             --         (1,437)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  236,646         68,209        204,162        209,136          5,791
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --          5,709        315,265        638,850             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    267,466   $     82,832   $    630,973   $  1,052,501   $      6,140
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --          6,745        665,507      1,349,999             --
Contract purchase payments                                      164,767         71,557        250,000        247,775          5,204
Net transfers(1)                                                 34,923            283        171,333        192,374            377
Contract terminations:
    Surrender benefits and contract charges                      (1,128)        (1,209)       (30,105)       (29,810)            --
    Death benefits                                                   --             --         (3,216)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                198,562         77,376      1,053,519      1,760,338          5,581
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WIGR9         UIGR8(4)         EPI           UINO1          UINO2
OPERATIONS
Investment income (loss) -- net                            $         --   $       (352)  $        (44)  $       (755)  $     (3,624)
Net realized gain (loss) on sales of investments                     --            670        (12,891)        (2,423)        (8,243)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         4          8,938         13,666         34,633        141,460
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           4          9,256            731         31,455        129,593
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           20         24,893             --             --            520
Net transfers(1)                                                     --         21,678        (23,400)        (8,407)        30,782
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --           (224)           (11)        (2,960)       (11,761)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       20         46,347        (23,411)       (11,367)        19,541
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --         29,791        106,209        408,149
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         24   $     55,603   $      7,111   $    126,297   $    557,283
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --         41,626        232,211        894,723
Contract purchase payments                                           --         24,130             --             --          1,041
Net transfers(1)                                                     --         17,446        (34,290)       (16,927)        56,064
Contract terminations:
    Surrender benefits and contract charges                          --           (182)           (15)        (5,894)       (24,535)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --         41,394          7,321        209,390        927,293
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                      UINO3          UINO4           EPN            ENO           UPRE1
OPERATIONS
Investment income (loss) -- net                            $     (1,608)  $     (6,701)  $     (9,907)  $    (77,968)  $        (15)
Net realized gain (loss) on sales of investments                (18,304)       (24,856)        49,358       (669,773)             1
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    62,304        211,398        253,776      2,211,785            501
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      42,392        179,841        293,227      1,464,044            487
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        1,281         12,277            281         21,067             --
Net transfers(1)                                                (59,760)       (65,812)       625,859       (301,334)         3,422
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --            (33)            --
Contract terminations:
    Surrender benefits and contract charges                        (129)       (34,691)       (32,055)      (606,091)            --
    Death benefits                                              (10,717)            --         (7,914)       (26,257)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (69,325)       (88,226)       586,171       (912,648)         3,422
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 199,950        654,354        422,249      5,306,518            436
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    173,017   $    745,969   $  1,301,647   $  5,857,914   $      4,345
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          440,001      1,443,721        761,667      4,079,325            540
Contract purchase payments                                        2,593         23,699            480         15,474             --
Net transfers(1)                                               (131,244)      (141,375)     1,091,302       (220,929)         3,795
Contract terminations:
    Surrender benefits and contract charges                        (267)       (73,591)       (51,162)      (413,672)            --
    Death benefits                                              (21,642)            --        (14,466)       (18,509)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                289,441      1,252,454      1,787,821      3,441,689          4,335
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UPRE2         WPRE7(3)        UPRE3         UPRE5(4)        UPRE4
OPERATIONS
Investment income (loss) -- net                            $       (757)  $         --   $         --   $         --   $     (1,253)
Net realized gain (loss) on sales of investments                    751             --             --             --            111
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    18,833              1              2              2         26,725
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      18,827              1              2              2         25,583
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       42,623             20             20             20         16,383
Net transfers(1)                                                 50,683             --             --             --        125,433
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (11,544)            --             --             --           (111)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   81,762             20             20             20        141,705
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  46,416             --             --             --          5,377
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    147,005   $         21   $         22   $         22   $    172,665
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           57,491             --             --             --          6,670
Contract purchase payments                                       46,836             --             --             --         18,594
Net transfers(1)                                                 55,626             --             --             --        148,098
Contract terminations:
    Surrender benefits and contract charges                     (12,989)            --             --             --           (119)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                146,964             --             --             --        173,243
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   WPRE5(4)       WPRE4(3)       WPRE3(3)       UPRE6(4)       WPRE8(4)
OPERATIONS
Investment income (loss) -- net                            $        (40)  $         --   $         --   $        (27)  $         --
Net realized gain (loss) on sales of investments                      6             --             --              1             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       972              1              1            536              2
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         938              1              1            510              2
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        3,193             20             20          8,105             20
Net transfers(1)                                                     --             --             --             --             --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    3,193             20             20          8,105             20
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      4,131   $         21   $         21   $      8,615   $         22
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                        3,256             --             --          6,798             --
Net transfers(1)                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  3,256             --             --          6,798             --
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   UPRE7(4)       UPRE9(3)       UPRE8(4)        UVIS1          UVIS2
OPERATIONS
Investment income (loss) -- net                            $         --   $         --   $         --   $     (1,201)  $    (13,160)
Net realized gain (loss) on sales of investments                     --             --             --         (3,154)       (63,462)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         2              1              2         38,348        396,349
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           2              1              2         33,993        319,727
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           20             20             20          4,976         63,873
Net transfers(1)                                                     --             --             --         22,318        109,213
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --             --         (1,290)       (91,971)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       20             20             20         26,004         81,115
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --         67,719      1,025,916
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         22   $         21   $         22   $    127,716   $  1,426,758
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --        163,010      2,476,391
Contract purchase payments                                           --             --             --          9,665        136,344
Net transfers(1)                                                     --             --             --         62,931        195,299
Contract terminations:
    Surrender benefits and contract charges                          --             --             --         (2,393)      (192,554)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --             --             --        233,213      2,615,480
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    PVIS2          WVIS7          PVIS1          UVIS3         UVIS5(4)
OPERATIONS
Investment income (loss) -- net                            $     (1,482)  $    (19,369)  $    (26,068)  $     (4,846)  $        (73)
Net realized gain (loss) on sales of investments                 (2,123)      (262,287)      (237,366)       (92,120)             7
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    38,476        716,495        829,259        190,667          1,284
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      34,871        434,839        565,825         93,701          1,218
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           66          1,764          6,869          3,905          8,903
Net transfers(1)                                                 18,795       (115,008)       (92,062)       (55,729)         6,233
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --         (1,225)          (156)            --
Contract terminations:
    Surrender benefits and contract charges                        (351)       (64,945)       (60,168)       (15,822)           (49)
    Death benefits                                                   --         (6,983)        (7,299)        (6,430)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   18,510       (185,172)      (153,885)       (74,232)        15,087
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 104,067      1,502,265      1,843,288        422,037             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    157,448   $  1,751,932   $  2,255,228   $    441,506   $     16,305
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          187,253      4,475,513      3,317,211      1,020,149             --
Contract purchase payments                                          927          4,696         11,957          9,644          7,117
Net transfers(1)                                                 27,728       (316,701)      (140,362)      (168,059)         5,187
Contract terminations:
    Surrender benefits and contract charges                        (637)      (177,089)       (90,307)       (36,960)           (38)
    Death benefits                                                   --        (19,318)       (11,137)       (13,403)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                215,271      3,967,101      3,087,362        811,371         12,266
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UVIS4           EPT           WVIS4          WVIS3         UVIS6(4)
OPERATIONS
Investment income (loss) -- net                            $    (21,045)  $     (9,479)  $    (27,999)  $    (20,393)  $       (102)
Net realized gain (loss) on sales of investments                (84,122)       (30,636)      (292,234)      (281,511)            16
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   532,720        223,467        829,398        654,271          2,055
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     427,553        183,352        509,165        352,367          1,969
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       50,765         64,373         35,225         13,515          9,883
Net transfers(1)                                                (70,846)        14,797       (166,701)      (106,136)         2,163
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (133,456)       (22,278)       (62,333)       (84,737)            --
    Death benefits                                              (27,759)       (13,698)        (8,154)       (36,179)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (181,296)        43,194       (201,963)      (213,537)        12,046
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,395,564        557,602      1,765,172      1,306,319             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,641,821   $    784,148   $  2,072,374   $  1,445,149   $     14,015
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        3,390,706        888,229      5,351,818      3,966,340             --
Contract purchase payments                                      109,828         91,759         85,672         31,729          8,772
Net transfers(1)                                               (143,190)        22,661       (455,698)      (321,189)         1,797
Contract terminations:
    Surrender benefits and contract charges                    (267,245)       (33,705)      (171,307)      (216,198)            --
    Death benefits                                              (53,692)       (17,636)       (23,076)      (115,217)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,036,407        951,308      4,787,409      3,345,465         10,569
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WVIS8          WVIS2          WVIS1         UVIS9(3)        WVIS9
OPERATIONS
Investment income (loss) -- net                            $         --   $     (3,739)  $     (7,956)  $         --   $         --
Net realized gain (loss) on sales of investments                     --        (33,082)       (33,321)            --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         2         97,934        165,205             --              2
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           2         61,113        123,928             --              2
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           20         22,828         35,421             20             20
Net transfers(1)                                                     --          2,582         (8,496)            --             --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --         (6,250)       (14,361)            --             --
    Death benefits                                                   --           (243)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       20         18,917         12,564             20             20
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        199,248        407,915             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         22   $    279,278   $    544,407   $         20   $         22
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        607,739      1,245,640             --             --
Contract purchase payments                                           --         57,215         84,728             --             --
Net transfers(1)                                                     --          3,556        (20,760)            --             --
Contract terminations:
    Surrender benefits and contract charges                          --        (17,406)       (39,670)            --             --
    Death benefits                                                   --           (760)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --        650,344      1,269,938             --             --
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   UVIS8(4)         EVO            EPV            EMC           SMCC2
OPERATIONS
Investment income (loss) -- net                            $         --   $     (8,146)  $    (41,676)  $    (10,503)  $     (8,743)
Net realized gain (loss) on sales of investments                     --       (162,660)      (643,305)        (3,240)       (35,944)
Distributions from capital gains                                     --             --             --         41,282         28,682
Net change in unrealized appreciation or
  depreciation of investments                                         2        395,234      1,537,359        268,906        220,702
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           2        224,428        852,378        296,445        204,697
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           20          1,895          8,923        131,937         10,400
Net transfers(1)                                                     --        (48,962)      (175,780)       161,848       (155,872)
Adjustments to net assets allocated to contracts
  in payout period                                                   --            (63)            --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --        (59,381)      (247,327)       (26,542)       (14,871)
    Death benefits                                                   --        (22,734)       (39,109)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       20       (129,245)      (453,293)       267,243       (160,343)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --      1,038,651      3,973,645        544,033        742,162
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         22   $  1,133,834   $  4,372,730   $  1,107,721   $    786,516
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --      1,024,896      4,079,873        368,598        599,210
Contract purchase payments                                           --          1,718          8,733         70,912          5,751
Net transfers(1)                                                     --        (48,469)      (168,652)        85,557       (162,520)
Contract terminations:
    Surrender benefits and contract charges                          --        (51,738)      (237,734)       (14,855)       (10,259)
    Death benefits                                                   --        (20,029)       (37,285)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --        906,378      3,644,935        510,212        432,182
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     SMCC1           EPR           SPRM2          SPRM1         USAP1(4)
OPERATIONS
Investment income (loss) -- net                            $    (20,508)  $    (15,747)  $     (4,344)  $    (18,012)  $        (64)
Net realized gain (loss) on sales of investments                (46,017)       (46,476)        (9,355)       (48,795)             2
Distributions from capital gains                                 59,741         81,314         21,394         71,483             --
Net change in unrealized appreciation or
  depreciation of investments                                   482,401        353,958         89,796        346,007          1,256
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     475,617        373,049         97,491        350,683          1,194
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       29,410        116,767          6,294         35,814          5,192
Net transfers(1)                                               (274,441)       (25,410)        36,726       (385,349)        10,488
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (38,134)       (29,553)       (35,120)       (36,015)            --
    Death benefits                                              (72,900)            --             --        (33,624)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (356,065)        61,804          7,900       (419,174)        15,680
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,461,921        995,724        264,930      1,333,467             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,581,473   $  1,430,577   $    370,321   $  1,264,976   $     16,874
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,129,714        712,085        226,862        993,001             --
Contract purchase payments                                       15,830         68,816          4,016         21,424          4,649
Net transfers(1)                                               (242,625)       (27,232)        19,545       (286,502)         9,332
Contract terminations:
    Surrender benefits and contract charges                     (25,177)       (18,349)       (22,272)       (24,217)            --
    Death benefits                                              (45,154)            --             --        (25,330)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                832,588        735,320        228,151        678,376         13,981
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   USAP2(4)       WSAP7(3)       USAP3(4)       USAP5(4)       USAP4(4)
OPERATIONS
Investment income (loss) -- net                            $       (157)  $         --   $        (38)  $       (830)  $     (1,035)
Net realized gain (loss) on sales of investments                      9             --             (9)           546             97
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     3,281              1            725         13,476         17,432
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       3,133              1            678         13,192         16,494
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       32,052             20             --         50,615        103,859
Net transfers(1)                                                  1,192             --         12,935         89,056        108,263
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --             --           (529)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   33,244             20         12,935        139,142        212,122
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     36,377   $         21   $     13,613   $    152,334   $    228,616
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       29,123             --             --         46,872         93,680
Net transfers(1)                                                  1,044             --         11,304         80,166         96,352
Contract terminations:
    Surrender benefits and contract charges                          --             --             --           (475)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 30,167             --         11,304        126,563        190,032
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   WSAP5(4)       WSAP4(3)       WSAP3(3)       USAP6(4)       WSAP8(4)
OPERATIONS
Investment income (loss) -- net                            $        (80)  $         --   $         --   $     (1,026)  $         (5)
Net realized gain (loss) on sales of investments                      1             --             --            517             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     1,287              1              1         12,826            163
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1,208              1              1         12,317            158
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       11,260             20             20        117,912          5,061
Net transfers(1)                                                 11,295             --             --          2,492             --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --             --         (1,978)            --
    Death benefits                                                   --             --             --        (12,248)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   22,555             20             20        106,178          5,061
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     23,763   $         21   $         21   $    118,495   $      5,219
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       10,145             --             --        109,380          4,330
Net transfers(1)                                                  9,616             --             --          2,152             --
Contract terminations:
    Surrender benefits and contract charges                          --             --             --         (1,744)            --
    Death benefits                                                   --             --             --        (11,109)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 19,761             --             --         98,679          4,330
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   USAP7(4)       USAP9(3)       USAP8(4)       USGR1(4)       USGR2(4)
OPERATIONS
Investment income (loss) -- net                            $       (494)  $         --   $        (48)  $         56   $         25
Net realized gain (loss) on sales of investments                    261             --              2              3             13
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     6,224              1            545          1,667          5,478
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       5,991              1            499          1,726          5,516
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       23,548             20          6,473         27,819         34,735
Net transfers(1)                                                 45,727             --          1,528          3,406          7,277
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (421)            --             --            (25)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   68,854             20          8,001         31,200         42,012
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     74,845   $         21   $      8,500   $     32,926   $     47,528
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       22,030             --          5,699         22,837         30,519
Net transfers(1)                                                 40,727             --          1,399          2,790          6,478
Contract terminations:
    Surrender benefits and contract charges                        (365)            --             --            (21)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 62,392             --          7,098         25,606         36,997
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   WSGR7(3)       USGR3(4)       USGR5(4)       USGR4(4)       WSGR5(4)
OPERATIONS
Investment income (loss) -- net                            $         --   $         (2)  $        (60)  $         (5)  $         14
Net realized gain (loss) on sales of investments                     --              1             35            108              2
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         1            610          6,522            175            668
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           1            609          6,497            278            684
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           20             --         36,981             --          1,200
Net transfers(1)                                                     --          5,752         14,445          2,038         10,836
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --           (367)            --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       20          5,752         51,059          2,038         12,036
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         21   $      6,361   $     57,556   $      2,316   $     12,720
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                           --             --         32,042             --          1,196
Net transfers(1)                                                     --          4,958         13,076          1,807          8,733
Contract terminations:
    Surrender benefits and contract charges                          --             --           (323)            --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --          4,958         44,795          1,807          9,929
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   WSGR4(3)       WSGR3(3)       USGR6(4)       WSGR8(4)       USGR7(4)
OPERATIONS
Investment income (loss) -- net                            $         90   $         --   $       (216)  $         --   $        (11)
Net realized gain (loss) on sales of investments                      2             --            309             --              2
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     2,247              1         12,352              1            864
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       2,339              1         12,445              1            855
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       50,510             20         47,096             10             45
Net transfers(1)                                                     --             --         24,840             --          7,341
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --            (90)            --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   50,510             20         71,846             10          7,386
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     52,849   $         21   $     84,291   $         11   $      8,241
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       49,253             --         44,567             --             39
Net transfers(1)                                                     --             --         21,260             --          6,409
Contract terminations:
    Surrender benefits and contract charges                          --             --            (72)            --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 49,253             --         65,755             --          6,448
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   USGR9(3)       USGR8(4)       USIE1(4)       USIE2(4)       WSIE7(3)
OPERATIONS
Investment income (loss) -- net                            $         --   $         --   $          1   $         (1)  $         --
Net realized gain (loss) on sales of investments                     --             --              2              9             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         1              1            171          2,411              2
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           1              1            174          2,419              2
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           20             10             --          2,782             20
Net transfers(1)                                                     --             --          1,124          4,851             --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --            (21)            --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       20             10          1,103          7,633             20
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         21   $         11   $      1,277   $     10,052   $         22
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                           --             --             --          2,874             --
Net transfers(1)                                                     --             --            907          4,147             --
Contract terminations:
    Surrender benefits and contract charges                          --             --            (16)            --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --             --            891          7,021             --
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   USIE3(4)       USIE5(4)       USIE4(4)       WSIE5(4)       WSIE4(3)
OPERATIONS
Investment income (loss) -- net                            $         --   $         --   $         --   $         --   $         --
Net realized gain (loss) on sales of investments                     --             --             --             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         2              2              2              2              2
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           2              2              2              2              2
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           10             10             10             10             20
Net transfers(1)                                                     --             --             --             --             --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       10             10             10             10             20
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         12   $         12   $         12   $         12   $         22
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                           --             --             --             --             --
Net transfers(1)                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --             --             --             --             --
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   WSIE3(3)       USIE6(4)       WSIE8(4)       USIE7(4)       USIE9(3)
OPERATIONS
Investment income (loss) -- net                            $         --   $         --   $         --   $        (15)  $         --
Net realized gain (loss) on sales of investments                     --             --             --             95             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         2              2              2          1,509              2
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           2              2              2          1,589              2
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           20             10             10             --             20
Net transfers(1)                                                     --             --             --         10,214             --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       20             10             10         10,214             20
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         22   $         12   $         12   $     11,803   $         22
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                           --             --             --             --             --
Net transfers(1)                                                     --             --             --          8,283             --
Contract terminations:
    Surrender benefits and contract charges                          --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --             --             --          8,283             --
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   USIE8(4)       USIG1(4)       USIG2(4)       WSIG7(3)       USIG3(4)
OPERATIONS
Investment income (loss) -- net                            $         --   $        155   $        493   $          1   $         93
Net realized gain (loss) on sales of investments                     --             (2)          (266)            --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         2           (167)          (459)             4             (5)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           2            (14)          (232)             5             88
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           10         10,083         47,818            301          5,260
Net transfers(1)                                                     --          2,941         (9,860)            --             --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --            (58)            --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       10         12,966         37,958            301          5,260
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         12   $     12,952   $     37,726   $        306   $      5,348
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                           --          9,893         46,972             --          5,259
Net transfers(1)                                                     --          2,928         (9,836)            --             --
Contract terminations:
    Surrender benefits and contract charges                          --            (58)            --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --         12,763         37,136             --          5,259
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   USIG5(4)       USIG4(4)       WSIG5(4)       WSIG4(3)       WSIG3(3)
OPERATIONS
Investment income (loss) -- net                            $        876   $         43   $        369   $          1   $          1
Net realized gain (loss) on sales of investments                     (1)             5             --             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (544)            (4)          (156)             4              4
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         331             44            213              5              5
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       91,631             --         17,358            301            301
Net transfers(1)                                                  7,193          5,855          9,437             --             --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (158)            --            (35)            --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   98,666          5,855         26,760            301            301
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     98,997   $      5,899   $     26,973   $        306   $        306
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       90,325             --         17,270             --             --
Net transfers(1)                                                  7,087          5,838          9,308             --             --
Contract terminations:
    Surrender benefits and contract charges                        (156)            --            (34)            --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 97,256          5,838         26,544             --             --
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   USIG6(4)       WSIG8(4)       USIG7(4)       USIG9(3)       USIG8(4)
OPERATIONS
Investment income (loss) -- net                            $        549   $        163   $         85   $          1   $         34
Net realized gain (loss) on sales of investments                     (2)             5              3             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        22            (93)            43              4              7
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         569             75            131              5             41
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       78,923         12,225         13,051            300          7,036
Net transfers(1)                                                  2,012             --          3,061             --             --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (1,732)          (524)          (152)            --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   79,203         11,701         15,960            300          7,036
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     79,772   $     11,776   $     16,091   $        305   $      7,077
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       79,160         12,148         13,013             --          6,879
Net transfers(1)                                                  2,026             --          3,037             --             --
Contract terminations:
    Surrender benefits and contract charges                      (1,716)          (517)          (146)            --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 79,470         11,631         15,904             --          6,879
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   USME1(4)       USME2(4)       WSME7(3)       USME3(4)       USME5(4)
OPERATIONS
Investment income (loss) -- net                            $          1   $         (8)  $         --   $         14   $         16
Net realized gain (loss) on sales of investments                     --              5             --             --            308
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        30            963              1            225          4,811
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          31            960              1            239          5,135
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       10,120          2,815             20          3,513         34,486
Net transfers(1)                                                    827             --             --          2,834          1,688
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   10,947          2,815             20          6,347         36,174
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     10,978   $      3,775   $         21   $      6,586   $     41,309
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                        7,649          2,872             --          2,816         30,082
Net transfers(1)                                                    689             --             --          2,196          1,416
Contract terminations:
    Surrender benefits and contract charges                          --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  8,338          2,872             --          5,012         31,498
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   USME4(4)       WSME5(4)       WSME4(3)       WSME3(3)       USME6(4)
OPERATIONS
Investment income (loss) -- net                            $          8   $          8   $         --   $         --   $        (26)
Net realized gain (loss) on sales of investments                      1              2             --             --             31
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       511            732              1              1          1,911
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         520            742              1              1          1,916
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --             --             20             20         13,348
Net transfers(1)                                                  8,128          8,064             --             --          1,229
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    8,128          8,064             20             20         14,577
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      8,648   $      8,806   $         21   $         21   $     16,493
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                           --             --             --             --         11,624
Net transfers(1)                                                  6,597          6,721             --             --            981
Contract terminations:
    Surrender benefits and contract charges                          --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  6,597          6,721             --             --         12,605
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   WSME8(4)       USME7(4)       USME9(3)       USME8(4)       USSV1(4)
OPERATIONS
Investment income (loss) -- net                            $         --   $         (3)  $         --   $          1   $         (3)
Net realized gain (loss) on sales of investments                     --             31             --              1              1
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         2            554              1            203            383
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           2            582              1            205            381
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           10           (171)            20          2,458         11,417
Net transfers(1)                                                     --          7,819             --             --          1,690
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       10          7,648             20          2,458         13,107
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         12   $      8,230   $         21   $      2,663   $     13,488
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                           --           (163)            --          2,032          8,292
Net transfers(1)                                                     --          6,457             --             --          1,295
Contract terminations:
    Surrender benefits and contract charges                          --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --          6,294             --          2,032          9,587
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   USSV2(4)       WSSV7(3)       USSV3(4)       USSV5(4)       USSV4(4)
OPERATIONS
Investment income (loss) -- net                            $        (76)  $          1   $         24   $       (192)  $        (83)
Net realized gain (loss) on sales of investments                     66             19              3            416            384
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     5,919             15          3,159         11,109          4,564
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       5,909             35          3,186         11,333          4,865
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       31,657             20         64,753         43,993         13,019
Net transfers(1)                                                    264          1,922          3,376          2,344         19,209
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --             --             --            (33)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   31,921          1,942         68,129         46,337         32,195
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     37,830   $      1,977   $     71,315   $     57,670   $     37,060
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       26,669             --         48,304         39,010         10,332
Net transfers(1)                                                    245          1,830          2,608          2,054         16,120
Contract terminations:
    Surrender benefits and contract charges                          --             --             --             --            (25)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 26,914          1,830         50,912         41,064         26,427
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   WSSV5(4)       WSSV4(3)       WSSV3(3)       USSV6(4)       WSSV8(4)
OPERATIONS
Investment income (loss) -- net                            $         (2)  $         --   $         --   $       (383)  $         (8)
Net realized gain (loss) on sales of investments                      1             --             --          1,047              1
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       179              1              1         16,705            324
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         178              1              1         17,369            317
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --             20             20         50,358          3,186
Net transfers(1)                                                    891             --             --         14,132             --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --             --             --             --
    Death benefits                                                   --             --             --         (7,080)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      891             20             20         57,410          3,186
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      1,069   $         21   $         21   $     74,779   $      3,503
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                           --             --             --         47,798          2,492
Net transfers(1)                                                    762             --             --         11,415             --
Contract terminations:
    Surrender benefits and contract charges                          --             --             --             --             --
    Death benefits                                                   --             --             --         (5,843)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    762             --             --         53,370          2,492
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   USSV7(4)       USSV9(3)       USSV8(4)       USVI1(4)       USVI2(4)
OPERATIONS
Investment income (loss) -- net                            $        (54)  $         --   $         (9)  $         --   $         16
Net realized gain (loss) on sales of investments                    155             --              1             --              7
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     2,049              1            303             18          1,483
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       2,150              1            295             18          1,506
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --             20          2,471         10,136          5,082
Net transfers(1)                                                 15,355             --             --             --             --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   15,355             20          2,471         10,136          5,082
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     17,505   $         21   $      2,766   $     10,154   $      6,588
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                           --             --          1,969          8,026          5,205
Net transfers(1)                                                 12,511             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 12,511             --          1,969          8,026          5,205
===================================================================================================================================

See accompanying notes to financial statements.

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   WSVI7(3)       USVI3(4)       USVI5(4)       USVI4(4)       WSVI5(4)
OPERATIONS
Investment income (loss) -- net                            $         --   $         20   $        107   $        242   $         10
Net realized gain (loss) on sales of investments                     --            815            816            169              5
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         1            167          4,649          7,016          1,100
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           1          1,002          5,572          7,427          1,115
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           20             --         31,485         69,724          3,185
Net transfers(1)                                                     --         14,320         14,157         21,232          2,760
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --         (7,050)          (355)            --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       20          7,270         45,287         90,956          5,945
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         21   $      8,272   $     50,859   $     98,383   $      7,060
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                           --             --         28,357         60,214          2,969
Net transfers(1)                                                     --         12,515         12,201         17,955          2,599
Contract terminations:
    Surrender benefits and contract charges                          --         (5,970)          (302)            --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --          6,545         40,256         78,169          5,568
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   WSVI4(3)       WSVI3(3)       USVI6(4)       WSVI8(4)       USVI7(4)
OPERATIONS
Investment income (loss) -- net                            $         --   $         --   $         46   $         14   $         (1)
Net realized gain (loss) on sales of investments                     --             --             63             --             73
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         1              1         14,136            159          2,439
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           1              1         14,245            173          2,511
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           20             20         63,539          5,053          5,001
Net transfers(1)                                                     --             --          8,490             --          8,634
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --             --             --           (439)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       20             20         72,029          5,053         13,196
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         21   $         21   $     86,274   $      5,226   $     15,707
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                           --             --         60,853          4,145          5,092
Net transfers(1)                                                     --             --          7,291             --          7,696
Contract terminations:
    Surrender benefits and contract charges                          --             --             --             --           (364)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --             --         68,144          4,145         12,424
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   USVI9(3)       USVI8(4)         ETV           SVLU2          SVLU1
OPERATIONS
Investment income (loss) -- net                            $         --   $          9   $    (10,854)  $    (11,114)  $    (28,878)
Net realized gain (loss) on sales of investments                     --              2         (4,698)        31,990         33,589
Distributions from capital gains                                     --             --         18,338         11,287         35,866
Net change in unrealized appreciation or
  depreciation of investments                                         1            705        304,152        218,923        632,978
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           1            716        306,938        251,086        673,555
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           20          5,666         94,451         32,316         27,633
Net transfers(1)                                                     --          1,529        477,110       (364,077)      (249,929)
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --       (159,752)      (244,826)      (131,993)
    Death benefits                                                   --             --             --             --        (86,442)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       20          7,195        411,809       (576,587)      (440,731)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --        684,628      1,095,800      1,995,224
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         21   $      7,911   $  1,403,375   $    770,299   $  2,228,048
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --        538,892        864,967      1,457,207
Contract purchase payments                                           --          4,906         58,181         19,663         18,322
Net transfers(1)                                                     --          1,388        295,480       (302,931)      (179,676)
Contract terminations:
    Surrender benefits and contract charges                          --             --       (106,632)      (148,556)       (82,433)
    Death benefits                                                   --             --             --             --        (53,340)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --          6,294        785,921        433,143      1,160,080
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UVCP1          UVCP2         WVCP7(3)        UVCP3         UVCP5(4)
OPERATIONS
Investment income (loss) -- net                            $       (215)  $     (4,803)  $         (9)  $       (460)  $       (607)
Net realized gain (loss) on sales of investments                    714         (2,427)            --         27,543            148
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     9,101        193,492            502         21,048         13,952
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       9,600        186,262            493         48,131         13,493
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       27,690        654,858         11,731         75,526         78,002
Net transfers(1)                                                 39,235        701,072          6,034         33,524         13,337
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (5,270)        (3,689)            --       (146,032)           (25)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   61,655      1,352,241         17,765        (36,982)        91,314
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   1,050        198,994             --        181,945             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     72,305   $  1,737,497   $     18,258   $    193,094   $    104,807
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            1,069        202,824             --        185,632             --
Contract purchase payments                                       25,397        563,305         11,108         63,694         68,585
Net transfers(1)                                                 34,855        606,330          5,825         32,132         11,511
Contract terminations:
    Surrender benefits and contract charges                      (4,427)        (3,231)            --       (128,958)           (20)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 56,894      1,369,228         16,933        152,500         80,076
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UVCP4          WVCP5         WVCP4(3)        WVCP3         UVCP6(4)
OPERATIONS
Investment income (loss) -- net                            $     (4,548)  $     (1,950)  $        (40)  $       (227)  $     (1,110)
Net realized gain (loss) on sales of investments                    912          3,133              2             99             48
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   162,461         54,682          2,030          7,834         20,487
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     158,825         55,865          1,992          7,706         19,425
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      467,497        269,474         31,365         30,852        103,022
Net transfers(1)                                                376,065        253,553          6,341         20,282         82,607
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (12,572)            --             --            (24)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  830,990        523,027         37,706         51,110        185,629
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 166,150             --             --          8,632             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,155,965   $    578,892   $     39,698   $     67,448   $    205,054
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          169,495             --             --          8,810             --
Contract purchase payments                                      420,038        239,936         30,655         26,586         87,041
Net transfers(1)                                                335,397        218,032          6,199         18,065         69,986
Contract terminations:
    Surrender benefits and contract charges                     (10,855)            --             --            (21)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                914,075        457,968         36,854         53,440        157,027
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WVCP8         UVCP7(4)        WVCP1         UVCP9(3)        WVCP9
OPERATIONS
Investment income (loss) -- net                            $       (844)  $     (1,452)  $       (414)  $         (9)  $        (83)
Net realized gain (loss) on sales of investments                    398            139            133             --             46
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    18,531         30,337          9,207            350          2,181
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      18,085         29,024          8,926            341          2,144
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       84,873         94,556         73,595          7,191             --
Net transfers(1)                                                 34,545        197,812          9,102          3,500             --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (1,675)          (105)           (11)            --            (39)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  117,743        292,263         82,686         10,691            (39)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   2,720             --             --             --          7,555
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    138,548   $    321,287   $     91,612   $     11,032   $      9,660
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            2,777             --             --             --          7,718
Contract purchase payments                                       76,855         77,429         64,390          6,808             --
Net transfers(1)                                                 31,757        168,928          8,397          3,424             --
Contract terminations:
    Surrender benefits and contract charges                      (1,469)           (87)            (9)            --            (33)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                109,920        246,270         72,778         10,232          7,685
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   UVCP8(4)        UVGI1          UVGI2         WVGI7(3)        UVGI3
OPERATIONS
Investment income (loss) -- net                            $       (166)  $       (127)  $     (2,694)  $         --   $       (272)
Net realized gain (loss) on sales of investments                    117              9            175             --            310
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     2,754          6,525        101,628              2          8,988
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       2,705          6,407         99,109              2          9,026
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       27,850         21,076        327,168             20         40,668
Net transfers(1)                                                  1,424         60,850        430,716             --          8,831
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --         (5,719)            --         (2,461)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   29,274         81,926        752,165             20         47,038
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --          1,612         41,297             --          4,186
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     31,979   $     89,945   $    892,571   $         22   $     60,250
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --          1,673         42,900             --          4,341
Contract purchase payments                                       23,336         18,492        298,781             --         38,633
Net transfers(1)                                                  1,221         53,727        398,063             --          8,890
Contract terminations:
    Surrender benefits and contract charges                          --             --         (5,430)            --         (2,209)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 24,557         73,892        734,314             --         49,655
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   UVGI5(4)        UVGI4          WVGI5         WVGI4(3)        WVGI3
OPERATIONS
Investment income (loss) -- net                            $       (635)  $     (1,390)  $     (1,142)  $        (31)  $       (267)
Net realized gain (loss) on sales of investments                    435             70            390              2            506
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    17,152         46,974         26,911          1,388          5,929
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      16,952         45,654         26,159          1,359          6,168
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      143,802         93,145         59,915         18,357         40,735
Net transfers(1)                                                  7,089        141,125        180,835          2,682         12,569
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (568)        (9,003)        (6,944)            --             (7)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  150,323        225,267        233,806         21,039         53,297
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --         70,995             --             --          1,597
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    167,275   $    341,916   $    259,965   $     22,398   $     61,062
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --         73,813             --             --          1,662
Contract purchase payments                                      123,781         83,473         55,626         18,125         37,094
Net transfers(1)                                                  6,120        133,372        165,109          2,589         11,751
Contract terminations:
    Surrender benefits and contract charges                        (467)        (8,393)        (6,013)            --             (7)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                129,434        282,265        214,722         20,714         50,500
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   UVGI6(4)        WVGI8         UVGI7(4)        WVGI1         UVGI9(3)
OPERATIONS
Investment income (loss) -- net                            $       (495)  $        (19)  $     (1,018)  $        (24)  $        (10)
Net realized gain (loss) on sales of investments                     35              2             38             --              1
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    12,246            441         18,609            888            416
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      11,786            424         17,629            864            407
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       73,858             --         98,626         95,212          4,565
Net transfers(1)                                                 64,933          2,702         56,857             --             --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (56)            --            (10)            --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  138,735          2,702        155,473         95,212          4,565
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    150,521   $      3,126   $    173,102   $     96,076   $      4,972
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       62,982             --         85,522         80,321          4,585
Net transfers(1)                                                 53,800          2,589         48,863             --             --
Contract terminations:
    Surrender benefits and contract charges                         (45)            --             (8)            --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                116,737          2,589        134,377         80,321          4,585
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WVGI9         UVGI8(4)        UVRE1          UVRE2         WVRE7(3)
OPERATIONS
Investment income (loss) -- net                            $         --   $        (20)  $        (76)  $     (1,189)  $         (1)
Net realized gain (loss) on sales of investments                     --              2            207         (1,426)            --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         3            401          2,373         35,830            (15)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           3            383          2,504         33,215            (16)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           20             --          6,249         27,112         11,940
Net transfers(1)                                                     --          3,211         15,017        117,592             --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --             --            (24)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       20          3,211         21,266        144,680         11,940
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --         54,892             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         23   $      3,594   $     23,770   $    232,787   $     11,924
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --         57,127             --
Contract purchase payments                                           --             --          5,606         13,939         11,259
Net transfers(1)                                                     --          2,795         12,584        107,109             --
Contract terminations:
    Surrender benefits and contract charges                          --             --             --            (20)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --          2,795         18,190        178,155         11,259
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UVRE3         UVRE5(4)        UVRE4          WVRE5         WVRE4(3)
OPERATIONS
Investment income (loss) -- net                            $         (4)  $       (105)  $       (455)  $       (119)  $         (4)
Net realized gain (loss) on sales of investments                     --              3             84              7             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       116          2,274         10,886          2,629             94
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         112          2,172         10,515          2,517             90
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          820          7,632         67,969         19,613          7,978
Net transfers(1)                                                     --         53,579         38,339         13,378             --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --             (7)            (5)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      820         61,211        106,301         32,986          7,978
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --          1,222          1,438             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $        932   $     63,383   $    118,038   $     36,941   $      8,068
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --          1,272          1,498             --
Contract purchase payments                                          697          5,428         55,895         16,094          7,614
Net transfers(1)                                                     --         39,064         33,461         10,793             --
Contract terminations:
    Surrender benefits and contract charges                          --             --             (6)            (4)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    697         44,492         90,622         28,381          7,614
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WVRE3         UVRE6(4)        WVRE8         UVRE7(4)        WVRE1
OPERATIONS
Investment income (loss) -- net                            $        (37)  $       (149)  $       (169)  $       (409)  $        (18)
Net realized gain (loss) on sales of investments                      2              8             54            280              1
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       931          2,759          3,775          7,397            313
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         896          2,618          3,660          7,268            296
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       14,391         12,700         12,951         18,270          9,262
Net transfers(1)                                                  5,250         26,204         16,828         52,872             --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --           (373)           (10)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   19,641         38,904         29,406         71,132          9,262
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     20,537   $     41,522   $     33,066   $     78,400   $      9,558
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       11,594          9,612         10,682         13,752          7,354
Net transfers(1)                                                  4,203         19,613         15,110         41,474             --
Contract terminations:
    Surrender benefits and contract charges                          --             --           (314)            (7)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 15,797         29,225         25,478         55,219          7,354
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    UVRE9(3)        WVRE9         UVRE8(4)         EIC           SISM2
OPERATIONS
Investment income (loss) -- net                            $         (2)  $         --   $        (80)  $    (23,403)  $     (2,568)
Net realized gain (loss) on sales of investments                     --             --              4       (139,975)       (15,377)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        43              3          1,283      1,006,329        103,067
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          41              3          1,207        842,951         85,122
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        1,065             20         15,170          4,386             --
Net transfers(1)                                                     --             --             --      1,495,398          3,195
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --             --        (69,051)       (19,343)
    Death benefits                                                   --             --             --           (907)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    1,065             20         15,170      1,429,826        (16,148)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --        339,430        184,902
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      1,106   $         23   $     16,377   $  2,612,207   $    253,876
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --        478,725        396,706
Contract purchase payments                                        1,027             --         11,543          6,193             --
Net transfers(1)                                                     --             --             --      2,105,236          5,598
Contract terminations:
    Surrender benefits and contract charges                          --             --             --        (79,815)       (30,861)
    Death benefits                                                   --             --             --         (1,193)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  1,027             --         11,543      2,509,146        371,443
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                      SISM1           EUC           SUSC2          SUSC1          WAAL7
OPERATIONS
Investment income (loss) -- net                            $     (4,012)  $     (5,023)  $     (1,270)  $    (10,574)  $     16,130
Net realized gain (loss) on sales of investments                (33,279)        (9,774)           368         (3,870)      (132,879)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   157,485        134,153         29,196        238,171        877,219
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     120,194        119,356         28,294        223,727        760,470
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        1,015         50,988         19,096             --         49,525
Net transfers(1)                                                 67,500         28,216         32,380        104,959         20,103
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --         (2,070)
Contract terminations:
    Surrender benefits and contract charges                     (30,362)       (20,591)        (1,868)       (27,690)      (167,715)
    Death benefits                                                   --             --             --        (12,430)      (107,842)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   38,153         58,613         49,608         64,839       (207,999)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 286,734        329,758         62,536        556,935      4,049,879
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    445,081   $    507,727   $    140,438   $    845,501   $  4,602,350
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          813,023        350,653         66,914        773,689      5,137,851
Contract purchase payments                                        2,009         44,078         15,170             --         58,451
Net transfers(1)                                                128,315          5,332         26,021        109,572         (8,231)
Contract terminations:
    Surrender benefits and contract charges                     (81,916)       (17,796)        (1,592)       (32,535)      (203,598)
    Death benefits                                                   --             --             --        (17,322)      (142,554)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                861,431        382,267        106,513        833,404      4,841,919
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WAAL6          WAAL5          WAAL4          WAAL3         WAAL8(2)
OPERATIONS
Investment income (loss) -- net                            $     21,864   $      2,496   $     10,939   $      7,980   $         86
Net realized gain (loss) on sales of investments               (161,802)       (35,488)      (233,986)      (116,922)            18
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,332,678        206,041      1,550,266      1,306,389          5,236
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   1,192,740        173,049      1,327,219      1,197,447          5,340
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      271,287        149,680        232,522        373,364         48,167
Net transfers(1)                                               (281,096)       315,231        233,809        355,625             --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (178,935)      (169,707)      (504,455)      (124,439)            --
    Death benefits                                             (147,981)       (50,113)       (76,918)       (76,362)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (336,725)       245,091       (115,042)       528,188         48,167
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               6,186,527        810,260      6,809,968      5,827,224             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  7,042,542   $  1,228,400   $  8,022,145   $  7,552,859   $     53,507
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        7,878,543      1,042,742      8,776,267      7,520,522             --
Contract purchase payments                                      309,496        175,571        288,014        433,742         43,293
Net transfers(1)                                               (355,481)       361,561        247,953        391,665             --
Contract terminations:
    Surrender benefits and contract charges                    (214,070)      (207,775)      (627,950)      (149,063)            --
    Death benefits                                             (179,967)       (58,987)       (93,240)       (93,095)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              7,438,521      1,313,112      8,591,044      8,103,771         43,293
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    WAAL2          WAAL1         WAAL9(2)        WEQI7          WEQI6
OPERATIONS
Investment income (loss) -- net                            $       (596)  $     (1,278)  $        211   $      6,510   $     10,398
Net realized gain (loss) on sales of investments                (52,981)       (38,524)           205        (64,278)      (115,423)
Distributions from capital gains                                     --             --             --         44,850         85,899
Net change in unrealized appreciation or
  depreciation of investments                                   261,535        453,396         21,585        411,917        740,754
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     207,958        413,594         22,001        398,999        721,628
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --        177,207        181,045         23,279         93,656
Net transfers(1)                                                 39,656        652,677          4,313         20,661       (223,971)
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (98,162)      (304,751)        (1,368)       (59,710)       (89,261)
    Death benefits                                                   --        (19,106)            --        (53,056)       (22,813)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (58,506)       506,027        183,990        (68,826)      (242,389)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,161,379      1,718,395             --      1,757,975      3,126,752
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,310,831   $  2,638,016   $    205,991   $  2,088,148   $  3,605,991
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,505,230      2,230,303             --      2,083,441      3,710,791
Contract purchase payments                                           --        214,733        163,784         25,316         98,710
Net transfers(1)                                                 34,911        801,214          3,776          6,850       (254,056)
Contract terminations:
    Surrender benefits and contract charges                    (125,380)      (371,649)        (1,150)       (66,051)       (96,087)
    Death benefits                                                   --        (22,015)            --        (65,089)       (26,280)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,414,761      2,852,586        166,410      1,984,467      3,433,078
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                      WEQI5          WEQI4          WEQI3          SEQI1          WEQI2
OPERATIONS
Investment income (loss) -- net                            $      2,058   $      3,512   $      2,098   $         49   $       (293)
Net realized gain (loss) on sales of investments                (18,752)       (52,439)       (96,885)        (7,038)        (8,290)
Distributions from capital gains                                 24,663         60,640         72,457          9,626         11,331
Net change in unrealized appreciation or
  depreciation of investments                                   197,128        517,524        656,301         84,312         98,302
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     205,097        529,237        633,971         86,949        101,050
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       65,017        125,322        197,308          7,089         14,845
Net transfers(1)                                                173,930        421,302        127,593        117,606         43,873
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (40,909)       (86,807)      (173,296)        (4,891)        (9,571)
    Death benefits                                                   --        (32,281)       (18,459)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  198,038        427,536        133,146        119,804         49,147
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 771,925      1,881,395      2,674,628        308,543        400,926
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,175,060   $  2,838,168   $  3,441,745   $    515,296   $    551,123
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          922,350      2,251,275      3,204,914        368,477        482,472
Contract purchase payments                                       71,030        140,250        212,766          7,274         15,360
Net transfers(1)                                                181,834        471,934        123,616        124,799         46,982
Contract terminations:
    Surrender benefits and contract charges                     (47,079)       (97,981)      (202,526)        (5,107)       (10,575)
    Death benefits                                                   --        (35,522)       (21,919)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,128,135      2,729,956      3,316,851        495,443        534,239
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WEQI1        WEQI9(2)         WEQV7          WEQV6          WEQV5
OPERATIONS
Investment income (loss) -- net                            $       (878)  $         --   $      2,352   $      2,942   $        264
Net realized gain (loss) on sales of investments                 (7,502)            --        (11,060)       (30,321)       (11,753)
Distributions from capital gains                                 29,462             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   242,113              2        127,315        194,054         34,186
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     263,195              2        118,607        166,675         22,697
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       77,898             20          3,251            606          1,216
Net transfers(1)                                                347,590             --         48,514         19,530          4,691
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --           (587)            --             --
Contract terminations:
    Surrender benefits and contract charges                     (41,927)            --        (46,783)        (9,847)        (1,453)
    Death benefits                                                   --             --        (19,263)       (18,214)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  383,561             20        (14,868)        (7,925)         4,454
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 824,146             --        487,727        752,059        118,613
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,470,902   $         22   $    591,466   $    910,809   $    145,764
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          993,269             --        637,897        992,694        157,626
Contract purchase payments                                       86,274             --          4,605            754          1,448
Net transfers(1)                                                397,542             --         57,866         11,143           (699)
Contract terminations:
    Surrender benefits and contract charges                     (48,296)            --        (54,458)       (11,835)        (1,898)
    Death benefits                                                   --             --        (21,741)       (23,431)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,428,789             --        624,169        969,325        156,477
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WEQV4          WEQV3        WEQV8(2)         WEQV2          WEQV1
OPERATIONS
Investment income (loss) -- net                            $      1,387   $      1,260   $         --   $        (13)  $          8
Net realized gain (loss) on sales of investments                (18,756)       (22,572)            --         (2,679)        (5,507)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   162,162        152,524              1         66,511         81,744
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     144,793        131,212              1         63,819         76,245
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      108,577            616             10          7,118         63,349
Net transfers(1)                                                 56,458        194,853             --         (1,488)        56,683
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (24,417)       (40,498)            --         (2,054)       (16,644)
    Death benefits                                               (8,133)        (1,970)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  132,485        153,001             10          3,576        103,388
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 518,090        535,986             --        273,275        251,066
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    795,368   $    820,199   $         11   $    340,670   $    430,699
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          689,220        713,983             --        365,640        336,381
Contract purchase payments                                      137,504            742             --          8,267         79,486
Net transfers(1)                                                 67,117        220,038             --         (2,181)        72,305
Contract terminations:
    Surrender benefits and contract charges                     (29,053)       (48,653)            --         (2,638)       (20,861)
    Death benefits                                               (9,753)        (2,755)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                855,035        883,355             --        369,088        467,311
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   WEQV9(2)         WGRO7          WGRO6          WGRO5          WGRO4
OPERATIONS
Investment income (loss) -- net                            $         --   $     (3,121)  $     (5,931)  $     (2,101)  $     (3,247)
Net realized gain (loss) on sales of investments                     --        (29,549)       (26,888)          (951)       (33,207)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         1         83,405        126,573         33,744         80,623
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           1         50,735         93,754         30,692         44,169
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           10          8,014         23,311         27,578             --
Net transfers(1)                                                     --         (5,637)       (14,079)            --         30,427
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --        (15,364)       (13,863)          (378)       (25,650)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       10        (12,987)        (4,631)        27,200          4,777
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        265,073        443,552        118,529        214,115
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         11   $    302,821   $    532,675   $    176,421   $    263,061
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        518,946        869,741        233,332        422,162
Contract purchase payments                                           --         14,900         40,553         52,351             --
Net transfers(1)                                                     --        (17,943)       (30,355)            --         49,467
Contract terminations:
    Surrender benefits and contract charges                          --        (30,376)       (24,089)          (677)       (45,786)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --        485,527        855,850        285,006        425,843
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WGRO3        WGRO8(2)         WGRO2          WGRO1        WGRO9(2)
OPERATIONS
Investment income (loss) -- net                            $     (5,411)  $         --   $     (1,273)  $     (1,623)  $         --
Net realized gain (loss) on sales of investments                 (2,807)            --        (20,504)        (2,554)            --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    80,572              2         36,366         22,863              2
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      72,354              2         14,589         18,686              2
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       22,286             20         24,326          7,412             20
Net transfers(1)                                                129,141             --          5,322         45,021             --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (11,497)            --        (33,848)        (7,364)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  139,930             20         (4,200)        45,069             20
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 270,274             --         80,623         76,677             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    482,558   $         22   $     91,012   $    140,432   $         22
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          533,649             --        159,862        152,302             --
Contract purchase payments                                       37,411             --         41,008         13,010             --
Net transfers(1)                                                231,694             --          9,991         78,405             --
Contract terminations:
    Surrender benefits and contract charges                     (20,093)            --        (62,400)       (14,154)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                782,661             --        148,461        229,563             --
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       WIEQ7          WIEQ6          WIEQ5          WIEQ4          WIEQ3
OPERATIONS
Investment income (loss) -- net                            $     (1,272)  $     (3,396)  $       (620)  $     (2,683)  $     (4,296)
Net realized gain (loss) on sales of investments                 (6,335)       (13,882)        (3,214)        (3,655)       (11,867)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    48,142        118,861         19,393         75,337        117,559
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      40,535        101,583         15,559         68,999        101,396
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          119          2,909         25,399         60,462         27,588
Net transfers(1)                                                  5,904        130,074         10,187         40,364         63,111
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (854)        (2,127)       (16,624)       (10,372)       (10,037)
    Death benefits                                               (8,459)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   (3,290)       130,856         18,962         90,454         80,662
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 137,726        320,459         49,658        200,762        300,147
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    174,971   $    552,898   $     84,179   $    360,215   $    482,205
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          244,732        570,132         88,940        358,977        537,334
Contract purchase payments                                          530          4,951         41,070         91,819         49,313
Net transfers(1)                                                  8,754        185,822         15,307         63,363         96,730
Contract terminations:
    Surrender benefits and contract charges                      (1,594)        (3,477)       (29,001)       (17,013)       (16,705)
    Death benefits                                              (13,034)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                239,388        757,428        116,316        497,146        666,672
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   WIEQ8(2)         WIEQ2          WIEQ1        WIEQ9(2)         WLCG7
OPERATIONS
Investment income (loss) -- net                            $         --   $       (397)  $     (1,779)  $         --   $    (61,840)
Net realized gain (loss) on sales of investments                     --            (34)          (509)            --       (290,612)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         2          8,971         43,398              2      1,475,360
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           2          8,540         41,110              2      1,122,908
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           10         19,730         50,554             10         33,702
Net transfers(1)                                                     --             --         50,671             --        218,031
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --           (584)
Contract terminations:
    Surrender benefits and contract charges                          --            (51)        (1,216)            --       (213,179)
    Death benefits                                                   --             --             --             --        (65,679)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       10         19,679        100,009             10        (27,709)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --         23,977         77,673             --      4,709,463
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         12   $     52,196   $    218,792   $         12   $  5,804,662
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --         43,214        139,727             --      8,911,865
Contract purchase payments                                           --         29,634         87,358             --         56,423
Net transfers(1)                                                     --             --         79,733             --        329,413
Contract terminations:
    Surrender benefits and contract charges                          --            (90)        (2,225)            --       (367,826)
    Death benefits                                                   --             --             --             --       (126,046)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --         72,758        304,593             --      8,803,829
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WLCG6          WLCG5          WLCG4          WLCG3        WLCG8(2)
OPERATIONS
Investment income (loss) -- net                            $    (89,767)  $    (18,821)  $   (105,935)  $    (89,177)  $         --
Net realized gain (loss) on sales of investments               (461,930)       (59,893)      (254,388)      (323,577)            --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 2,133,237        369,579      1,965,342      1,674,802              1
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   1,581,540        290,865      1,605,019      1,262,048              1
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      205,890         53,317        172,888        339,333             10
Net transfers(1)                                               (291,501)       180,036        510,572        368,940             --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (290,416)       (93,316)      (297,215)      (360,951)            --
    Death benefits                                              (36,199)       (23,009)       (70,465)       (78,060)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (412,226)       117,028        315,780        269,262             10
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               6,614,986      1,197,924      6,268,581      5,358,451             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  7,784,300   $  1,605,817   $  8,189,380   $  6,889,761   $         11
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       12,545,207      2,281,495     11,955,973     10,234,723             --
Contract purchase payments                                      336,286         91,971        304,505        557,227             --
Net transfers(1)                                               (489,995)       286,473        922,861        558,810             --
Contract terminations:
    Surrender benefits and contract charges                    (493,041)      (165,233)      (509,750)      (624,910)            --
    Death benefits                                              (61,558)       (38,547)      (124,818)      (148,034)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             11,836,899      2,456,159     12,548,771     10,577,816             --
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WLCG2          WLCG1        WLCG9(2)         WMMK7          WMMK6
OPERATIONS
Investment income (loss) -- net                            $    (22,578)  $    (34,840)  $     (1,458)  $    (11,882)  $    (21,328)
Net realized gain (loss) on sales of investments                (81,697)       (54,316)           889         (2,446)        (3,286)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   396,574        526,957         21,117         (1,198)        (1,285)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     292,299        437,801         20,548        (15,526)       (25,899)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --        210,418        145,045         50,530        538,506
Net transfers(1)                                                 22,454        388,341           (358)      (904,915)      (846,497)
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (76,199)       (61,493)        (1,090)      (250,055)      (284,609)
    Death benefits                                              (10,319)        (4,134)            --        (25,643)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (64,064)       533,132        143,597     (1,130,083)      (592,600)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,271,993      1,660,767             --      2,691,538      3,563,304
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,500,228   $  2,631,700   $    164,145   $  1,545,929   $  2,944,805
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,439,851      3,190,098             --      2,531,755      3,356,126
Contract purchase payments                                           --        363,160        127,846         47,560        509,026
Net transfers(1)                                                 32,194        635,123           (433)      (857,265)      (806,284)
Contract terminations:
    Surrender benefits and contract charges                    (134,227)      (109,802)          (875)      (235,744)      (268,600)
    Death benefits                                              (20,951)        (6,591)            --        (24,109)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,316,867      4,071,988        126,538      1,462,197      2,790,268
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WMMK5          WMMK4          WMMK3        WMMK8(2)         WMMK2
OPERATIONS
Investment income (loss) -- net                            $     (6,350)  $    (38,795)  $    (38,109)  $         (4)  $    (11,589)
Net realized gain (loss) on sales of investments                   (456)        (3,273)        (5,437)            --           (885)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (513)        (4,761)        (1,403)            --           (937)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (7,319)       (46,829)       (44,949)            (4)       (13,411)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      213,091        277,314        221,877          1,000         16,110
Net transfers(1)                                               (128,162)    (1,288,851)    (1,877,184)            --        (84,021)
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (61,858)      (592,439)      (141,447)            --        (30,252)
    Death benefits                                                   --         (3,169)      (488,322)            --       (208,924)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   23,071     (1,607,145)    (2,285,076)         1,000       (307,087)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 624,176      5,973,013      6,085,006             --      1,240,777
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    639,928   $  4,319,039   $  3,754,981   $        996   $    920,279
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          596,142      5,698,040      5,843,482             --      1,193,182
Contract purchase payments                                      203,726        265,024        212,713             --         15,603
Net transfers(1)                                               (124,861)    (1,238,962)    (1,813,816)            --        (83,317)
Contract terminations:
    Surrender benefits and contract charges                     (59,209)      (567,660)      (136,335)            --        (29,147)
    Death benefits                                                   --         (3,025)      (469,232)            --       (202,424)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                615,798      4,153,417      3,636,812             --        893,897
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WMMK1        WMMK9(2)         WSCG7          WSCG6          WSCG5
OPERATIONS
Investment income (loss) -- net                            $    (12,042)  $         (5)  $    (10,445)  $    (11,651)  $     (5,560)
Net realized gain (loss) on sales of investments                   (516)            --       (175,738)      (155,329)       (10,960)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (1,352)            --        482,970        477,286        152,462
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (13,910)            (5)       296,787        310,306        135,942
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       56,449          1,000         15,077         11,222          8,535
Net transfers(1)                                               (188,806)            --        (20,697)        15,878         67,425
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (30,911)            --        (33,447)       (40,593)       (13,309)
    Death benefits                                               (3,328)            --        (20,541)        (2,923)        (8,014)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (166,596)         1,000        (59,608)       (16,416)        54,637
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,295,489             --        779,809        862,020        314,453
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,114,983   $        995   $  1,016,988   $  1,155,910   $    505,032
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,247,729             --      3,066,494      3,394,493      1,243,489
Contract purchase payments                                       54,698             --         48,074         38,310         29,287
Net transfers(1)                                               (184,090)            --        (75,692)       (18,981)       223,305
Contract terminations:
    Surrender benefits and contract charges                     (29,856)            --       (111,803)      (163,543)       (48,601)
    Death benefits                                               (3,226)            --        (81,970)       (10,996)       (23,813)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,085,255             --      2,845,103      3,239,283      1,423,667
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WSCG4          WSCG3        WSCG8(2)         WSCG2          WSCG1
OPERATIONS
Investment income (loss) -- net                            $    (16,944)  $    (12,989)  $         --   $     (3,196)  $     (5,944)
Net realized gain (loss) on sales of investments                (74,350)      (151,493)            --         (8,025)        (7,391)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   494,595        453,119              2         77,048        134,238
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     403,301        288,637              2         65,827        120,903
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       28,184        141,884             10             --        109,813
Net transfers(1)                                                 52,531         (7,750)            --          6,500         18,508
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (31,342)       (51,494)            --         (4,696)        (4,453)
    Death benefits                                               (7,877)            --             --           (225)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   41,496         82,640             10          1,579        123,868
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 964,889        759,333             --        164,456        244,816
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,409,686   $  1,130,610   $         12   $    231,862   $    489,587
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        3,821,256      3,011,442             --        654,984        976,422
Contract purchase payments                                      101,849        432,624             --             --        373,256
Net transfers(1)                                                198,434        (83,611)            --         22,511         62,554
Contract terminations:
    Surrender benefits and contract charges                    (111,200)      (160,860)            --        (16,609)       (16,085)
    Death benefits                                              (28,630)            --             --           (952)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,981,709      3,199,595             --        659,934      1,396,147
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   WSCG9(2)         WCBD7          WCBD6          WCBD5          WCBD4
OPERATIONS
Investment income (loss) -- net                            $         --   $     45,912   $     84,313   $      6,755   $     51,813
Net realized gain (loss) on sales of investments                     --         15,733         16,468          2,152         22,313
Distributions from capital gains                                     --         19,960         36,409          3,192         23,510
Net change in unrealized appreciation or
  depreciation of investments                                         2         20,408         47,970          3,724         26,523
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           2        102,013        185,160         15,823        124,159
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           10         33,166         19,018         77,991             57
Net transfers(1)                                                     --       (168,722)       (69,231)        47,663       (356,889)
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --        (38,348)       (72,608)       (53,333)      (111,617)
    Death benefits                                                   --        (49,976)       (17,390)            --        (19,422)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       10       (223,880)      (140,211)        72,321       (487,871)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --      1,491,118      2,760,691        199,331      1,992,992
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         12   $  1,369,251   $  2,805,640   $    287,475   $  1,629,280
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --      1,226,968      2,274,999        166,966      1,670,547
Contract purchase payments                                           --         26,082         14,750         63,112             46
Net transfers(1)                                                     --       (132,157)       (59,122)        37,744       (287,111)
Contract terminations:
    Surrender benefits and contract charges                          --        (30,242)       (57,509)       (42,624)       (89,986)
    Death benefits                                                   --        (38,764)       (13,541)            --        (15,277)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --      1,051,887      2,159,577        225,198      1,278,219
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     WCBD3        WCBD8(2)         WCBD2          WCBD1        WCBD9(2)
OPERATIONS
Investment income (loss) -- net                            $     54,251   $          1   $     31,881   $     18,098   $          1
Net realized gain (loss) on sales of investments                 25,810             --          1,540            508             --
Distributions from capital gains                                 25,398             --         15,602          9,148             --
Net change in unrealized appreciation or
  depreciation of investments                                    23,051             --         31,319         17,830             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     128,510              1         80,342         45,584              1
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       63,700            100             --         59,109            100
Net transfers(1)                                               (104,620)            --         28,157         33,739             --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (68,900)            --        (18,320)       (32,770)            --
    Death benefits                                              (18,669)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (128,489)           100          9,837         60,078            100
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,878,895             --      1,191,162        685,572             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,878,916   $        101   $  1,281,341   $    791,234   $        101
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,582,572             --      1,003,811        578,796             --
Contract purchase payments                                       51,229             --             --         47,878             --
Net transfers(1)                                                (80,441)            --         23,009         27,223             --
Contract terminations:
    Surrender benefits and contract charges                     (56,040)            --        (14,525)       (27,331)            --
    Death benefits                                              (15,382)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,481,938             --      1,012,295        626,566             --
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.
(2) For the period March 3, 2003 (commencement of operations) to Dec. 31, 2003.
(3) For the period Nov. 6, 2003 (commencement of operations) to Dec. 31, 2003.
(4) For the period Jan. 29, 2003 (commencement of operations) to Dec. 31, 2003.
(5) For the period Dec. 8, 2003 (commencement of operations) to Dec. 31, 2003.
(6) For the period April 7, 2003 (commencement of operations) to Dec. 31, 2003.
(7) For the period April 14, 2003 (commencement of operations) to Dec. 31, 2003.

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                                   PBCA2          WBCA7          PBCA1           EVB           WBCA5
OPERATIONS
Investment income (loss) -- net                            $         (5)  $     (2,345)  $     (3,481)  $     (2,234)  $       (583)
Net realized gain (loss) on sales of investments                    (53)       (54,782)       (47,775)       (68,257)        (2,009)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (334)      (104,146)      (156,290)       (28,669)       (24,845)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (392)      (161,273)      (207,546)       (99,160)       (27,437)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          561         23,744         85,729         13,618            368
Net transfers(1)                                                     --         43,708         13,493        (35,858)        30,683
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (159)       (84,604)       (55,315)       (74,461)        (2,652)
    Death benefits                                                   --             --             --         (4,657)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      402        (17,152)        43,907       (101,358)        28,399
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   1,595        640,608        746,437        427,130         89,035
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      1,605   $    462,183   $    582,798   $    226,612   $     89,997
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            2,010        848,510        942,961        583,875        118,356
Contract purchase payments                                          897         33,153        110,191         19,552            571
Net transfers(1)                                                     --         38,341         (4,827)       (78,170)        42,289
Contract terminations:
    Surrender benefits and contract charges                        (261)      (118,834)       (84,622)      (111,136)        (4,333)
    Death benefits                                                   --             --             --         (7,905)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  2,646        801,170        963,703        406,216        156,883
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WBCA4          WBCA3          SBCA1          WBCA2          WBCA1
OPERATIONS
Investment income (loss) -- net                            $     (3,830)  $     (5,326)  $     (6,909)  $     (1,915)  $     (1,484)
Net realized gain (loss) on sales of investments               (102,764)      (197,242)      (157,542)       (40,142)       (10,111)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (69,401)       (36,883)       (83,000)       (17,250)       (32,519)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (175,995)      (239,451)      (247,451)       (59,307)       (44,114)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       36,634        100,233          1,922          6,213            732
Net transfers(1)                                                (66,153)      (144,929)       (47,127)       (99,652)       (20,529)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (50,531)       (67,966)       (73,496)        (9,671)       (11,418)
    Death benefits                                               (5,125)       (11,071)        (7,716)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (85,175)      (123,733)      (126,417)      (103,110)       (31,215)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 704,172        823,124        941,826        273,380        210,975
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    443,002   $    459,940   $    567,958   $    110,963   $    135,646
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          936,952      1,096,767      1,229,033        365,434        281,960
Contract purchase payments                                       61,881        145,601          3,068          8,222            979
Net transfers(1)                                               (142,235)      (307,551)      (125,830)      (163,388)       (24,809)
Contract terminations:
    Surrender benefits and contract charges                     (75,734)      (111,572)      (120,592)       (15,461)       (19,691)
    Death benefits                                               (7,547)       (18,794)       (11,814)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                773,317        804,451        973,865        194,807        238,439
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WBCA9(2)         WCAR7          WCAR6           ECR           WCAR4
OPERATIONS
Investment income (loss) -- net                            $         --   $       (291)  $       (769)  $    (64,875)  $     (1,087)
Net realized gain (loss) on sales of investments                     (5)          (956)       (18,982)      (898,219)       (15,175)
Distributions from capital gains                                     --          3,718         10,536        657,303         10,672
Net change in unrealized appreciation or
  depreciation of investments                                        --        (14,183)       (19,949)    (1,726,935)       (28,129)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (5)       (11,712)       (29,164)    (2,032,726)       (33,719)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           22            199             --         30,404          2,579
Net transfers(1)                                                     --             --        (43,538)      (196,333)         5,284
Annuity payments                                                     --             --             --           (415)            --
Contract terminations:
    Surrender benefits and contract charges                         (17)        (1,019)          (244)      (912,898)       (19,815)
    Death benefits                                                   --             --             --        (76,947)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        5           (820)       (43,782)    (1,156,189)       (11,952)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --         51,383        145,708      9,204,281        145,548
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $     38,851   $     72,762   $  6,015,366   $     99,877
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --         76,478        216,946      6,018,616        217,630
Contract purchase payments                                           21            345             --         22,795          4,565
Net transfers(1)                                                     --             --        (75,843)      (173,273)         8,380
Contract terminations:
    Surrender benefits and contract charges                         (21)        (1,765)          (454)      (695,803)       (36,242)
    Death benefits                                                   --             --             --        (56,718)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --         75,058        140,649      5,115,617        194,333
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WCAR3          SCAR1          WCAR2          WCAR1          UCMG1
OPERATIONS
Investment income (loss) -- net                            $     (1,914)  $     (3,800)  $       (569)  $         (3)  $        946
Net realized gain (loss) on sales of investments               (166,202)      (291,654)        (3,596)          (175)            (8)
Distributions from capital gains                                 26,846         39,204          4,792             15             --
Net change in unrealized appreciation or
  depreciation of investments                                    89,854        148,252        (14,342)           112              9
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (51,416)      (107,998)       (13,715)           (51)           947
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          309            151             --             --        134,387
Net transfers(1)                                               (249,332)      (312,168)            --             --         23,188
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (531)       (15,871)       (12,723)          (161)        (6,125)
    Death benefits                                               (5,845)       (31,971)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (255,399)      (359,859)       (12,723)          (161)       151,450
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 377,446        543,130         66,981            212        585,778
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     70,631   $     75,273   $     40,543   $         --   $    738,175
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          564,888        795,232        100,519            318        554,322
Contract purchase payments                                          474            234             --             --        126,978
Net transfers(1)                                               (417,371)      (567,384)            --             --         21,920
Contract terminations:
    Surrender benefits and contract charges                        (975)       (25,955)       (21,187)          (318)        (5,788)
    Death benefits                                               (9,400)       (58,497)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                137,616        143,630         79,332             --        697,432
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       UCMG2          PCMG2          PCMG1          UCMG4           EMS
OPERATIONS
Investment income (loss) -- net                            $      1,516   $         15   $     (1,853)  $     (9,371)  $    (26,055)
Net realized gain (loss) on sales of investments                    (35)            (2)           (44)           (80)          (276)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        36              2             45             80            277
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1,517             15         (1,852)        (9,371)       (26,054)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      972,206          6,626        636,426        340,144        853,847
Net transfers(1)                                               (441,169)      (138,217)      (169,610)      (232,797)     2,798,539
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (425,139)        (1,210)      (128,613)      (868,671)    (3,346,520)
    Death benefits                                                   --             --        (52,098)            --        (99,291)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  105,898       (132,801)       286,105       (761,324)       206,575
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,857,398        305,844      2,423,140      4,054,436     10,625,240
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,964,813   $    173,058   $  2,707,393   $  3,283,741   $ 10,805,761
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,828,091        283,943      2,250,084      3,857,418      8,408,678
Contract purchase payments                                      961,442          6,148        591,297        323,747        677,567
Net transfers(1)                                               (436,267)      (128,304)      (157,350)      (224,571)     2,206,965
Contract terminations:
    Surrender benefits and contract charges                    (420,620)        (1,123)      (119,420)      (826,630)    (2,642,707)
    Death benefits                                                   --             --        (48,363)            --        (78,597)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,932,646        160,664      2,516,248      3,129,964      8,571,906
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     SCMG2          SCMG1        WCMG1(2)       WCMG9(2)       UBND1(3)
OPERATIONS
Investment income (loss) -- net                            $    (18,559)  $    (67,470)  $         --   $       (299)  $        622
Net realized gain (loss) on sales of investments                    (97)          (281)            --             --           (229)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        98            283             --             --            864
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (18,558)       (67,468)            --           (299)         1,257
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    9,019,574      1,790,685             21        130,957         42,684
Net transfers(1)                                                (77,108)     6,543,806             --             --         24,710
Annuity payments                                                 (5,741)            --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                  (8,434,892)    (6,326,252)           (21)           (21)        (2,750)
    Death benefits                                             (249,602)      (450,699)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  252,231      1,557,540             --        130,936         64,644
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               4,243,077     11,961,867             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  4,476,750   $ 13,451,939   $         --   $    130,637   $     65,901
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        3,979,500     11,399,177             --             --             --
Contract purchase payments                                    8,625,201      1,708,626             21        132,268         41,768
Net transfers(1)                                                (72,494)     6,237,644             --             --         24,216
Contract terminations:
    Surrender benefits and contract charges                  (8,071,442)    (6,038,708)           (21)           (21)        (2,687)
    Death benefits                                             (238,470)      (430,372)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              4,222,295     12,876,367             --        132,247         63,297
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UBND2(3)         PBND2          PBND1        UBND4(3)          ESI
OPERATIONS
Investment income (loss) -- net                            $      1,639   $      1,196   $      5,913   $      2,584   $    451,572
Net realized gain (loss) on sales of investments                    (27)           (91)          (907)           (88)      (239,959)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     2,876            306          1,394          3,769        248,600
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       4,488          1,411          6,400          6,265        460,213
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      170,740          4,486        103,102        266,252        115,240
Net transfers(1)                                                 50,858          4,856        (12,143)        49,175       (778,581)
Annuity payments                                                     --             --             --             --         (1,056)
Contract terminations:
    Surrender benefits and contract charges                      (2,164)          (340)          (308)        (1,027)    (1,595,990)
    Death benefits                                                   --             --             --             --       (190,740)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  219,434          9,002         90,651        314,400     (2,451,127)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --         27,085        110,705             --     13,122,338
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    223,922   $     37,498   $    207,756   $    320,665   $ 11,131,424
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --         24,209         99,294             --      8,923,249
Contract purchase payments                                      167,559          3,989         91,236        261,460         77,390
Net transfers(1)                                                 49,754          4,233        (11,455)        48,165       (530,376)
Contract terminations:
    Surrender benefits and contract charges                      (2,116)          (292)          (293)        (1,014)    (1,069,075)
    Death benefits                                                   --             --             --             --       (128,938)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                215,197         32,139        178,782        308,611      7,272,250
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     SBND2          SBND1        WBND1(2)       WBND9(2)       UDEI1(3)
OPERATIONS
Investment income (loss) -- net                            $     12,724   $     59,867   $        125   $         --   $         24
Net realized gain (loss) on sales of investments                 (4,843)       (46,257)            (9)            --            257
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     4,602         14,162            363             --            312
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      12,483         27,772            479             --            593
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      129,613         21,967         32,428             21         19,850
Net transfers(1)                                               (167,917)      (294,594)         7,593             --             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (12,899)      (230,155)           (21)           (21)           (78)
    Death benefits                                               (7,391)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (58,594)      (502,782)        40,000             --         19,772
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 346,782      1,490,663             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    300,671   $  1,015,653   $     40,479   $         --   $     20,365
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          316,869      1,362,937             --             --             --
Contract purchase payments                                      116,771         19,849         32,433             21         26,089
Net transfers(1)                                               (151,010)      (279,257)         7,575             --             --
Contract terminations:
    Surrender benefits and contract charges                     (11,732)      (209,381)           (21)           (21)          (100)
    Death benefits                                               (6,586)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                264,312        894,148         39,987             --         25,989
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UDEI2(3)         PDEI2          WDEI7          PDEI1        UDEI4(3)
OPERATIONS
Investment income (loss) -- net                            $        220   $         91   $      1,799   $      1,336   $        439
Net realized gain (loss) on sales of investments                    (15)          (954)        (1,658)        (6,943)        (1,348)
Distributions from capital gains                                     --             92          1,861          1,528             --
Net change in unrealized appreciation or
  depreciation of investments                                     5,446         (4,699)      (118,467)       (85,884)         8,115
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       5,651         (5,470)      (116,465)       (89,963)         7,206
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      106,973             --         12,781         31,651        199,609
Net transfers(1)                                                 34,659          1,017        155,544        155,114         35,134
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (943)          (211)       (16,845)        (9,183)          (117)
    Death benefits                                                   --         (1,635)        (1,328)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  140,689           (829)       150,152        177,582        234,626
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --         26,414        467,109        344,421             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    146,340   $     20,115   $    500,796   $    432,040   $    241,832
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --         26,156        427,781        341,828             --
Contract purchase payments                                      143,578             --         12,658         37,490        264,029
Net transfers(1)                                                 44,461          1,217        150,660        167,616         45,405
Contract terminations:
    Surrender benefits and contract charges                      (1,205)          (261)       (16,395)       (10,754)          (148)
    Death benefits                                                   --         (2,230)        (1,439)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                186,834         24,882        573,265        536,180        309,286
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        EVD           WDEI5          WDEI4          WDEI3          SDEI1
OPERATIONS
Investment income (loss) -- net                            $        274   $        423   $        678   $        253   $       (514)
Net realized gain (loss) on sales of investments                (10,721)       (16,785)        (5,349)       (20,048)       (38,356)
Distributions from capital gains                                    444            602          1,933            907          1,519
Net change in unrealized appreciation or
  depreciation of investments                                   (26,275)       (32,622)      (123,334)       (58,904)       (42,391)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (36,278)       (48,382)      (126,072)       (77,792)       (79,742)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        1,215         59,282         21,223         31,897         70,114
Net transfers(1)                                                 71,783         72,944        139,636        131,920        (80,662)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (38,233)        (1,980)        (2,573)        (9,632)      (152,005)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   34,765        130,246        158,286        154,185       (162,553)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 147,701        124,798        495,002        242,284        396,114
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    146,188   $    206,662   $    527,216   $    318,677   $    153,819
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          146,617        114,711        455,345        223,084        367,200
Contract purchase payments                                        1,219         61,403         19,639         32,735         75,374
Net transfers(1)                                                 74,379         63,894        135,501        123,224        (95,122)
Contract terminations:
    Surrender benefits and contract charges                     (40,460)        (2,095)        (2,749)       (11,148)      (168,503)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                181,755        237,913        607,736        367,895        178,949
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     WDEI2          WDEI1        WDEI9(2)         PEMK2          PEMK1
OPERATIONS
Investment income (loss) -- net                            $        (35)  $       (418)  $         --   $       (240)  $       (536)
Net realized gain (loss) on sales of investments                   (202)       (10,280)            (4)             3           (779)
Distributions from capital gains                                    129            643             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (7,212)       (57,126)            --         (2,665)        (3,319)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (7,320)       (67,181)            (4)        (2,902)        (4,634)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --         34,547             21         11,824         23,423
Net transfers(1)                                                  3,335        162,665             --          4,068          5,407
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (2,062)        (5,765)           (17)          (110)           (40)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    1,273        191,447              4         15,782         28,790
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  36,955        156,064             --         10,071         31,939
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     30,908   $    280,330   $         --   $     22,951   $     56,095
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           34,122        144,235             --         11,173         35,472
Contract purchase payments                                           --         40,514             21         11,929         25,608
Net transfers(1)                                                  3,898        147,085             --          4,256          5,691
Contract terminations:
    Surrender benefits and contract charges                      (2,188)        (6,370)           (21)          (119)           (48)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 35,832        325,464             --         27,239         66,723
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UESL1(4)       UESL2(4)       UESL3(4)       UESL4(4)       WESL5(4)
OPERATIONS
Investment income (loss) -- net                            $         (1)  $        (17)  $         (1)  $         (1)  $         (1)
Net realized gain (loss) on sales of investments                      6              4             15             13             12
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         8            153             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          13            140             14             12             11
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          212          5,172            251            212            193
Net transfers(1)                                                    287          3,851             --             --             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (225)          (245)          (265)          (224)          (204)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      274          8,778            (14)           (12)           (11)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $        287   $      8,918   $         --   $         --   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                          221          5,112            261            221            201
Net transfers(1)                                                    281          3,890             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (221)          (241)          (261)          (221)          (201)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    281          8,761             --             --             --
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WESL3(4)       WESL8(4)       WESL1(4)       WESL9(4)       UGRO1(3)
OPERATIONS
Investment income (loss) -- net                            $        (41)  $         (1)  $         (1)  $         (1)  $         --
Net realized gain (loss) on sales of investments                     19              8              8              8            (13)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     1,021             --             --             --             (4)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         999              7              7              7            (17)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       10,193            135            135            135             99
Net transfers(1)                                                     --             --             --             --             28
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (184)          (142)          (142)          (142)           (82)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   10,009             (7)            (7)            (7)            45
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     11,008   $         --   $         --   $         --   $         28
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       11,010            141            141            141            101
Net transfers(1)                                                     --             --             --             --             34
Contract terminations:
    Surrender benefits and contract charges                        (181)          (141)          (141)          (141)          (101)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 10,829             --             --             --             34
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UGRO2(3)       UGRO3(3)       UGRO4(3)          EVG           SGRO2
OPERATIONS
Investment income (loss) -- net                            $         (2)  $         --   $         --   $     (1,249)  $       (243)
Net realized gain (loss) on sales of investments                     (1)           (29)           (18)        (5,280)       (19,537)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (46)            --             --        (24,792)        13,340
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         (49)           (29)           (18)       (31,321)        (6,440)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        7,186            160            100          8,555             --
Net transfers(1)                                                     61             --             --         11,896        (22,191)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (82)          (131)           (82)        (5,131)          (297)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    7,165             29             18         15,320        (22,488)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --        114,607         41,706
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      7,116   $         --   $         --   $     98,606   $     12,778
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --        228,411         83,286
Contract purchase payments                                        8,793            162            101         21,430             --
Net transfers(1)                                                     74             --             --         31,892        (47,634)
Contract terminations:
    Surrender benefits and contract charges                        (101)          (162)          (101)       (12,036)          (590)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  8,766             --             --        269,697         35,062
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       SGRO1          PEXI2          WEXI7          PEXI1           EIA
OPERATIONS
Investment income (loss) -- net                            $     (3,341)  $      4,455   $     28,956   $     52,811   $    129,113
Net realized gain (loss) on sales of investments                (46,537)        (1,426)        (4,785)       (30,980)      (362,028)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (23,343)        (7,990)       (43,896)       (91,541)        20,273
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (73,221)        (4,961)       (19,725)       (69,710)      (212,642)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        7,111         25,713         51,716        101,425         52,713
Net transfers(1)                                                (28,833)        28,552        320,147        101,956     (1,262,400)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (9,348)        (2,477)       (24,217)       (11,254)      (143,224)
    Death benefits                                                   --             --             --             --     (1,429,584)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (31,070)        51,788        347,646        192,127     (2,782,495)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 285,785         38,573        258,739        784,969      5,048,570
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    181,494   $     85,400   $    586,660   $    907,386   $  2,053,433
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          545,600         40,235        278,705        820,896      5,448,890
Contract purchase payments                                       17,907         27,271         57,652        109,187         58,806
Net transfers(1)                                                (64,601)        31,692        376,323        109,316     (1,383,268)
Contract terminations:
    Surrender benefits and contract charges                     (22,443)        (2,872)       (28,812)       (12,080)      (160,532)
    Death benefits                                                   --             --             --             --     (1,561,011)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                476,463         96,326        683,868      1,027,319      2,402,885
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WEXI4          WEXI3          SEXI1          WEXI2          WEXI1
OPERATIONS
Investment income (loss) -- net                            $     24,748   $     39,162   $    100,820   $     10,742   $      4,243
Net realized gain (loss) on sales of investments                (22,559)       (29,432)      (287,046)        (3,342)        (1,275)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (35,968)       (58,940)       114,987        (22,808)        (9,152)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (33,779)       (49,210)       (71,239)       (15,408)        (6,184)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        1,597        156,736          4,097             --            376
Net transfers(1)                                                (54,185)        27,929        950,766         43,159         (8,164)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (10,991)       (14,199)       (51,851)        (8,813)        (1,130)
    Death benefits                                                   --             --        (26,651)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (63,579)       170,466        876,361         34,346         (8,918)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 422,046        568,763      2,227,933        160,942         81,325
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    324,688   $    690,019   $  3,033,055   $    179,880   $     66,223
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          465,739        633,190      2,457,656        178,193         90,219
Contract purchase payments                                        1,892        185,101          4,913             --            418
Net transfers(1)                                                (66,247)        33,782      1,266,609         49,233         (9,342)
Contract terminations:
    Surrender benefits and contract charges                     (12,684)       (17,539)       (61,857)       (10,936)        (1,296)
    Death benefits                                                   --             --        (33,000)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                388,700        834,534      3,634,321        216,490         79,999
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEXI9(2)          EIE           UMGD1          UMGD2          PMGD2
OPERATIONS
Investment income (loss) -- net                            $          1   $    (10,299)  $      1,194   $      9,609   $      1,836
Net realized gain (loss) on sales of investments                     (2)      (491,125)       (19,475)        (7,479)        (9,218)
Distributions from capital gains                                     --          5,763          7,387         50,891         13,537
Net change in unrealized appreciation or
  depreciation of investments                                        --        (33,600)        (2,514)      (141,476)       (26,330)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (1)      (529,261)       (13,408)       (88,455)       (20,175)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           21         12,231             --         14,913             15
Net transfers(1)                                                     --        (33,009)       (56,352)       163,078         15,758
Annuity payments                                                     --           (190)            --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (20)      (417,771)        (1,497)        (4,760)       (47,514)
    Death benefits                                                   --        (28,757)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        1       (467,496)       (57,849)       173,231        (31,741)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --      2,978,176        100,789        592,410        158,646
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $  1,981,419   $     29,532   $    677,186   $    106,730
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --      2,732,609        116,139        682,339        172,728
Contract purchase payments                                           21         12,130             --         17,595             --
Net transfers(1)                                                     --        (49,989)       (74,873)       211,820         17,749
Contract terminations:
    Surrender benefits and contract charges                         (21)      (411,431)        (1,813)        (6,138)       (55,502)
    Death benefits                                                   --        (29,056)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --      2,254,263         39,453        905,616        134,975
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       PMGD1          UMGD4           EMG           SMGD2          SMGD1
OPERATIONS
Investment income (loss) -- net                            $      1,869   $      3,026   $    111,490   $      2,054   $      6,739
Net realized gain (loss) on sales of investments                 (2,822)       (33,034)      (816,345)       (47,939)      (107,842)
Distributions from capital gains                                 11,681         17,536        875,175         14,289         59,938
Net change in unrealized appreciation or
  depreciation of investments                                   (31,652)       (37,778)    (1,709,436)        24,505        (56,113)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (20,924)       (50,250)    (1,539,116)        (7,091)       (97,278)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       34,232        140,911         34,509          5,475         10,601
Net transfers(1)                                                  8,869        (32,282)      (391,030)       173,344         72,591
Annuity payments                                                     --             --           (805)            --             --
Contract terminations:
    Surrender benefits and contract charges                     (18,874)        (8,395)    (1,197,091)       (16,633)       (43,349)
    Death benefits                                                   --             --       (110,644)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   24,227        100,234     (1,665,061)       162,186         39,843
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 137,972        172,687     11,267,143        147,081        734,132
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    141,275   $    222,671   $  8,062,966   $    302,176   $    676,697
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          150,569        200,116      6,403,672        177,870        850,625
Contract purchase payments                                       39,990        169,405         22,370          6,569         12,993
Net transfers(1)                                                 10,109        (57,839)      (260,793)       264,474        106,554
Contract terminations:
    Surrender benefits and contract charges                     (21,410)       (11,332)      (762,133)       (22,821)       (55,358)
    Death benefits                                                   --             --        (66,966)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                179,258        300,350      5,336,150        426,092        914,814
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WMGD1(2)       WMGD9(2)         UNDM1          UNDM2          PNDM2
OPERATIONS
Investment income (loss) -- net                            $          1   $          1   $       (104)  $       (937)  $       (839)
Net realized gain (loss) on sales of investments                     (3)            (3)          (464)        (7,846)        (2,973)
Distributions from capital gains                                     --             --             13             79             50
Net change in unrealized appreciation or
  depreciation of investments                                        --             --         (5,024)       (33,121)       (32,494)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (2)            (2)        (5,579)       (41,825)       (36,256)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           21             21         33,505        227,137        100,515
Net transfers(1)                                                     --             --         12,797        170,038        109,821
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (19)           (19)           (87)        (4,429)          (572)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        2              2         46,215        392,746        209,764
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --         15,213         61,309         49,239
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $         --   $     55,849   $    412,230   $    222,747
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --         20,086         80,914         57,860
Contract purchase payments                                           23             23         54,096        368,230        129,493
Net transfers(1)                                                     --             --         21,294        262,435        152,073
Contract terminations:
    Surrender benefits and contract charges                         (23)           (23)          (118)        (7,276)          (855)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --             --         95,358        704,303        338,571
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WNDM7          PNDM1          UNDM4           EGD           WNDM4
OPERATIONS
Investment income (loss) -- net                            $     (6,921)  $    (21,623)  $     (1,471)  $    (41,131)  $    (11,582)
Net realized gain (loss) on sales of investments                (56,800)      (346,667)        (8,160)      (389,272)      (148,871)
Distributions from capital gains                                    963          2,779            133          4,843          1,299
Net change in unrealized appreciation or
  depreciation of investments                                  (204,668)      (455,998)       (35,734)      (835,351)      (169,140)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (267,426)      (821,509)       (45,232)    (1,260,911)      (328,294)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      125,775        637,544        158,293         98,844        224,122
Net transfers(1)                                                 71,921         12,005        147,899         19,201        (94,572)
Annuity payments                                                     --         (5,743)            --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (23,092)      (131,662)       (10,100)      (351,159)       (38,988)
    Death benefits                                              (12,038)            --             --        (31,761)        (3,147)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  162,566        512,144        296,092       (264,875)        87,415
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,044,787      3,005,185        145,315      5,370,338      1,283,998
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    939,927   $  2,695,820   $    396,175   $  3,844,552   $  1,043,119
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,471,323      3,478,255        193,128      4,236,699      1,815,474
Contract purchase payments                                      186,734        827,292        261,537         92,519        319,843
Net transfers(1)                                                111,974        (57,721)       241,614        (43,333)      (158,220)
Contract terminations:
    Surrender benefits and contract charges                     (36,800)      (185,235)       (13,628)      (320,023)       (56,242)
    Death benefits                                              (18,962)            --             --        (27,556)        (4,951)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,714,269      4,062,591        682,651      3,938,306      1,915,904
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     WNDM3          SNDM1          WNDM2          WNDM1        WNDM9(2)
OPERATIONS
Investment income (loss) -- net                            $    (18,573)  $    (20,030)  $     (4,697)  $     (3,298)  $         --
Net realized gain (loss) on sales of investments               (253,628)      (687,800)      (108,217)       (23,663)            (4)
Distributions from capital gains                                  2,030          2,132            437            276             --
Net change in unrealized appreciation or
  depreciation of investments                                  (249,456)       129,507         12,018        (50,688)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (519,627)      (576,191)      (100,459)       (77,373)            (4)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       32,889        123,975         (3,991)        92,926             21
Net transfers(1)                                               (122,116)      (118,030)      (167,430)        17,567             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (116,134)      (323,037)       (25,212)        (2,724)           (17)
    Death benefits                                              (17,318)       (55,418)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (222,679)      (372,510)      (196,633)       107,769              4
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,210,372      2,139,128        493,837        255,409             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,468,066   $  1,190,427   $    196,745   $    285,805   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        3,127,972      2,896,006        700,758        362,662             --
Contract purchase payments                                       57,084        209,840         (5,747)       149,453             21
Net transfers(1)                                               (269,311)      (387,824)      (291,564)        20,774             --
Contract terminations:
    Surrender benefits and contract charges                    (190,468)      (535,493)       (40,071)        (4,345)           (21)
    Death benefits                                              (25,163)       (85,870)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,700,114      2,096,659        363,376        528,544             --
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   USVA1(3)       USVA2(3)       WSVA7(5)       WSVA6(5)       USVA4(3)
OPERATIONS
Investment income (loss) -- net                            $        (36)  $        (77)  $        (41)  $       (108)  $        (42)
Net realized gain (loss) on sales of investments                    140           (422)          (148)        (1,885)          (128)
Distributions from capital gains                                     54            187             72             84            103
Net change in unrealized appreciation or
  depreciation of investments                                       132          1,468            578         (1,673)         1,188
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         290          1,156            461         (3,582)         1,121
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       15,962         49,529            171         10,597         25,485
Net transfers(1)                                                     --          2,164         17,231         14,944          8,745
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (80)          (352)          (135)          (172)           (89)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   15,882         51,341         17,267         25,369         34,141
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     16,172   $     52,497   $     17,728   $     21,787   $     35,262
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       20,602         64,272            171         13,967         33,463
Net transfers(1)                                                     --          2,745         22,399         13,798         11,427
Contract terminations:
    Surrender benefits and contract charges                        (101)          (445)          (171)          (218)          (113)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 20,501         66,572         22,399         27,547         44,777
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WSVA5(5)       WSVA4(5)       WSVA3(5)       WSVA8(6)       WSVA2(5)
OPERATIONS
Investment income (loss) -- net                            $        (77)  $       (163)  $        (89)  $         (2)  $         (2)
Net realized gain (loss) on sales of investments                    (18)          (597)        (1,278)            (2)           (36)
Distributions from capital gains                                     91            104             64             13              1
Net change in unrealized appreciation or
  depreciation of investments                                      (908)        (2,996)          (650)           (27)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (912)        (3,652)        (1,953)           (18)           (37)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       24,983            173          2,699          3,215            171
Net transfers(1)                                                  3,421         35,339         16,786              5             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (168)        (4,015)          (147)          (138)          (134)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   28,236         31,497         19,338          3,082             37
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     27,324   $     27,845   $     17,385   $      3,064   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       30,481            173          3,233          3,340            171
Net transfers(1)                                                  4,316         39,520         19,010              5             --
Contract terminations:
    Surrender benefits and contract charges                        (213)        (4,437)          (216)          (144)          (171)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 34,584         35,256         22,027          3,201             --
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WSVA1(5)       WSVA9(6)         USPF1          USPF2          PSPF2
OPERATIONS
Investment income (loss) -- net                            $        (15)  $         (2)  $        163   $     (1,182)  $       (266)
Net realized gain (loss) on sales of investments                     (1)             1         (3,726)       (73,928)       (11,871)
Distributions from capital gains                                     17              1             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        24             --        (26,419)      (511,274)       (42,325)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          25             --        (29,982)      (586,384)       (54,462)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       13,693            140        117,157        407,598         28,907
Net transfers(1)                                                  1,938             (3)        46,432      1,503,321        129,869
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (170)          (137)        (2,161)      (129,153)          (159)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   15,461             --        161,428      1,781,766        158,617
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --         89,636      1,251,089        132,423
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     15,486   $         --   $    221,082   $  2,446,471   $    236,578
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --        111,916      1,567,437        162,001
Contract purchase payments                                       17,405            144        182,040        565,400         38,191
Net transfers(1)                                                  2,450             --         68,523      2,063,270        177,323
Contract terminations:
    Surrender benefits and contract charges                        (216)          (144)        (2,917)      (200,955)          (213)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 19,639             --        359,562      3,995,152        377,302
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       PSPF1          USPF3          USPF4          UFIF1          UFIF2
OPERATIONS
Investment income (loss) -- net                            $     (1,098)  $     (1,938)  $     (7,885)  $      6,085   $     80,827
Net realized gain (loss) on sales of investments                (21,246)       (70,499)      (100,176)           (24)         8,897
Distributions from capital gains                                     --             --             --          2,958         30,633
Net change in unrealized appreciation or
  depreciation of investments                                   (92,709)      (242,845)      (625,838)         4,430         89,931
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (115,053)      (315,282)      (733,899)        13,449        210,288
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       43,106        773,763      1,058,843        192,487        974,683
Net transfers(1)                                                204,895        512,851      1,508,492        519,190      2,471,977
Annuity payments                                                     --           (670)            --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (9,670)       (34,303)      (112,550)        (6,663)      (228,022)
    Death benefits                                              (45,793)      (191,203)       (97,489)            --        (19,599)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  192,538      1,060,438      2,357,296        705,014      3,199,039
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 367,211        657,208      1,398,381         32,845      2,753,766
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    444,696   $  1,402,364   $  3,021,778   $    751,308   $  6,163,093
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          449,711        816,890      1,756,399         29,537      2,495,317
Contract purchase payments                                       57,349      1,134,890      1,404,816        167,972        869,582
Net transfers(1)                                                281,665        713,288      2,119,432        453,172      2,190,466
Contract terminations:
    Surrender benefits and contract charges                     (12,659)       (55,782)      (158,849)        (5,794)      (202,527)
    Death benefits                                              (65,106)      (319,470)      (161,628)            --        (17,070)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                710,960      2,289,816      4,960,170        644,887      5,335,768
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WFDI7          UFIF3          WFDI6          UFIF4           EVF
OPERATIONS
Investment income (loss) -- net                            $     20,728   $     25,234   $     31,416   $     54,822   $      5,047
Net realized gain (loss) on sales of investments                  3,177          1,904          1,145          6,762          3,147
Distributions from capital gains                                  8,158          9,364         13,820         24,520          2,213
Net change in unrealized appreciation or
  depreciation of investments                                    23,661         34,777         37,125         72,412          4,812
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      55,724         71,279         83,506        158,516         15,219
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       79,903        618,785        214,358      1,045,587         42,841
Net transfers(1)                                                729,716        469,973      1,885,836      3,876,332        293,093
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (69,193)       (36,091)       (38,622)      (217,174)       (27,818)
    Death benefits                                                   --             --             --             --         (7,250)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  740,426      1,052,667      2,061,572      4,704,745        300,866
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 901,103        890,610        960,516      1,469,443        288,686
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,697,253   $  2,014,556   $  3,105,594   $  6,332,704   $    604,771
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          804,773        798,992        858,766      1,320,542        259,121
Contract purchase payments                                       69,868        549,552        187,672        913,089         37,471
Net transfers(1)                                                634,950        412,489      1,643,895      3,406,641        254,500
Contract terminations:
    Surrender benefits and contract charges                     (59,894)       (31,695)       (33,558)      (189,227)       (24,574)
    Death benefits                                                   --             --             --             --         (6,317)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,449,697      1,729,338      2,656,775      5,451,045        520,201
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WFDI5          WFDI4          WFDI3          SFDI1          WFDI2
OPERATIONS
Investment income (loss) -- net                            $      2,479   $     30,653   $     31,680   $      6,051   $      8,630
Net realized gain (loss) on sales of investments                  1,188          4,920          7,069          4,137          1,445
Distributions from capital gains                                  1,151         14,100         13,583          2,914          6,210
Net change in unrealized appreciation or
  depreciation of investments                                     2,801         42,581         47,632          4,940         16,042
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       7,619         92,254         99,964         18,042         32,327
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      171,930         70,238        367,591        100,599         41,907
Net transfers(1)                                                 (3,422)     1,229,575        676,752        (29,505)       637,757
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (18,805)       (76,492)      (172,094)      (100,453)       (40,156)
    Death benefits                                                   --             --        (17,297)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  149,703      1,223,321        854,952        (29,359)       639,508
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 129,904      1,626,602      1,769,784        470,489        651,237
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    287,226   $  2,942,177   $  2,724,700   $    459,172   $  1,323,072
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          117,173      1,473,252      1,608,525        423,532        591,918
Contract purchase payments                                      150,459         62,452        328,619         87,534         37,363
Net transfers(1)                                                 (2,719)     1,086,978        606,221        (26,885)       561,602
Contract terminations:
    Surrender benefits and contract charges                     (16,668)       (67,765)      (152,869)       (87,280)       (35,584)
    Death benefits                                                   --             --        (15,160)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                248,245      2,554,917      2,375,336        396,901      1,155,299
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     WFDI1        WFDI9(2)         USCA1          USCA2          PSCA2
OPERATIONS
Investment income (loss) -- net                            $      8,400   $          1   $        (57)  $     (1,237)  $       (239)
Net realized gain (loss) on sales of investments                  1,125             --            (23)        (5,805)        (1,793)
Distributions from capital gains                                  4,694             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    14,312             --           (654)       (16,079)        (2,362)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      28,531              1           (734)       (23,121)        (4,394)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       39,724             21             --          8,331          8,089
Net transfers(1)                                                540,329             --         10,339        105,162         12,817
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (74,645)           (22)           (90)          (190)          (414)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  505,408             (1)        10,249        113,303         20,492
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 453,776             --          1,772         60,174         12,041
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    987,715   $         --   $     11,287   $    150,356   $     28,139
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          412,908             --          1,841         62,731         11,376
Contract purchase payments                                       35,946             21             --          8,517          7,527
Net transfers(1)                                                481,092             --         12,543        119,993         13,968
Contract terminations:
    Surrender benefits and contract charges                     (66,081)           (21)           (96)          (229)          (477)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                863,865             --         14,288        191,012         32,394
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WSCA7          PSCA1          USCA4           EVS           WSCA5
OPERATIONS
Investment income (loss) -- net                            $     (1,601)  $     (4,036)  $     (1,136)  $     (1,004)  $     (1,325)
Net realized gain (loss) on sales of investments                    723        (15,198)          (260)       (10,606)        (1,615)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (27,325)       (58,826)       (17,394)        (8,883)       (16,052)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (28,203)       (78,060)       (18,790)       (20,493)       (18,992)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       47,398         48,107         21,207         23,020         44,439
Net transfers(1)                                                162,942         86,922         69,243          2,078         17,739
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (7,615)       (32,181)          (637)       (13,621)          (305)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  202,725        102,848         89,813         11,477         61,873
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  34,253        291,927         54,771         60,277         73,797
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    208,775   $    316,715   $    125,794   $     51,261   $    116,678
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           41,279        276,360         57,255         66,239         89,259
Contract purchase payments                                       56,161         46,224         22,759         26,640         61,883
Net transfers(1)                                                218,503         77,688         81,495         (7,819)        21,837
Contract terminations:
    Surrender benefits and contract charges                      (8,931)       (34,142)          (812)       (16,187)          (431)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                307,012        366,130        160,697         68,873        172,548
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WSCA4          WSCA3          SSCA1          WSCA2          WSCA1
OPERATIONS
Investment income (loss) -- net                            $     (6,708)  $     (3,345)  $     (4,859)  $       (521)  $       (978)
Net realized gain (loss) on sales of investments                (20,396)           386         (6,321)        (1,073)          (449)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (78,588)       (46,542)       (34,869)        (4,855)       (10,155)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (105,692)       (49,501)       (46,049)        (6,449)       (11,582)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       31,540         34,311            798             --             21
Net transfers(1)                                                 40,781        (49,839)      (178,485)        (4,126)         1,843
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (19,386)        (1,985)       (11,007)          (202)        (2,804)
    Death benefits                                                   --             --         (7,805)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   52,935        (17,513)      (196,499)        (4,328)          (940)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 455,997        303,223        437,072         35,756         65,068
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    403,240   $    236,209   $    194,524   $     24,979   $     52,546
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          551,924        367,444        474,105         43,448         79,135
Contract purchase payments                                       45,889         42,693            822             --             26
Net transfers(1)                                                 26,986        (57,089)      (195,570)        (5,963)         2,849
Contract terminations:
    Surrender benefits and contract charges                     (27,742)        (2,719)       (12,139)          (281)        (3,641)
    Death benefits                                                   --             --         (8,709)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                597,057        350,329        258,509         37,204         78,369
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WSCA9(2)          EAG         UABA1(3)       UABA2(3)       UABA3(3)
OPERATIONS
Investment income (loss) -- net                            $         --   $    (68,375)  $       (159)  $     (1,321)  $       (194)
Net realized gain (loss) on sales of investments                     (3)      (890,331)           725           (327)          (103)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --     (1,133,826)          (320)        (5,381)        (1,278)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (3)    (2,092,532)           246         (7,029)        (1,575)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           21         64,190         45,107        392,804         50,963
Net transfers(1)                                                     --        242,758         40,290        155,237         18,983
Annuity payments                                                     --           (270)            --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (18)      (604,326)           (76)        (1,853)          (126)
    Death benefits                                                   --        (37,966)            --             --           (330)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        3       (335,614)        85,321        546,188         69,490
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --      6,383,090             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $  3,954,944   $     85,567   $    539,159   $     67,915
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --      4,342,844             --             --             --
Contract purchase payments                                           21         50,930         60,323        510,183         65,544
Net transfers(1)                                                     --        174,039         52,695        203,461         24,791
Contract terminations:
    Surrender benefits and contract charges                         (21)      (526,325)          (101)        (2,366)          (167)
    Death benefits                                                   --        (30,908)            --             --           (499)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --      4,010,580        112,917        711,278         89,669
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UABA4(3)       WABA5(6)       WABA3(6)       WABA8(6)       WABA1(6)
OPERATIONS
Investment income (loss) -- net                            $       (853)  $        (22)  $       (126)  $         (1)  $        (73)
Net realized gain (loss) on sales of investments                   (426)            19           (316)            --             79
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (5,464)            49            486             --           (642)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (6,743)            46             44             (1)          (636)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      265,320          8,031         34,148            116         52,709
Net transfers(1)                                                135,516          2,274          4,268             17         14,605
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (2,959)          (136)           (53)          (115)          (136)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  397,877         10,169         38,363             18         67,178
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    391,134   $     10,215   $     38,407   $         17   $     66,542
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                      344,172          8,490         36,873            124         55,219
Net transfers(1)                                                176,604          2,391          4,482             18         14,996
Contract terminations:
    Surrender benefits and contract charges                      (3,982)          (144)          (977)          (124)          (144)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                516,794         10,737         40,378             18         70,071
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WABA9(6)         UCAP1          UCAP2          PCAP2          WCAP7
OPERATIONS
Investment income (loss) -- net                            $         (1)  $     (3,563)  $    (14,460)  $       (937)  $    (15,408)
Net realized gain (loss) on sales of investments                      1        (47,391)      (108,567)        (2,975)      (226,099)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --        (67,673)      (288,428)       (20,883)      (149,074)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          --       (118,627)      (411,455)       (24,795)      (390,581)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          116          1,993        235,340         26,738         35,242
Net transfers(1)                                                     --        (56,479)         6,322         16,773        (22,383)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (116)       (10,762)       (48,937)          (237)      (141,568)
    Death benefits                                                   --             --             --         (1,521)        (2,706)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       --        (65,248)       192,725         41,753       (131,415)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        444,734      1,356,944         65,587      1,568,987
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $    260,859   $  1,138,214   $     82,545   $  1,046,991
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        646,414      1,995,333         77,735      2,749,366
Contract purchase payments                                          124          2,974        368,830         34,150         64,641
Net transfers(1)                                                     --       (125,433)       (39,794)        21,853        (64,211)
Contract terminations:
    Surrender benefits and contract charges                        (124)       (17,842)       (87,228)          (367)      (289,205)
    Death benefits                                                   --             --             --         (2,473)        (5,920)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --        506,113      2,237,141        130,898      2,454,671
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       PCAP1          UCAP4           ECA           WCAP4          WCAP3
OPERATIONS
Investment income (loss) -- net                            $    (30,426)  $    (33,348)  $    (39,657)  $    (30,151)  $    (36,308)
Net realized gain (loss) on sales of investments               (359,702)      (169,130)    (1,091,372)      (384,096)      (895,569)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (393,285)      (571,874)       222,768       (233,734)       187,807
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (783,413)      (774,352)      (908,261)      (647,981)      (744,070)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      171,472        521,913         98,697         34,676        297,661
Net transfers(1)                                                (31,167)       685,099       (693,952)      (173,367)      (465,487)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (180,587)       (80,629)      (199,015)      (115,285)      (652,665)
    Death benefits                                              (12,686)       (29,743)       (24,557)          (158)       (44,820)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (52,968)     1,096,640       (818,827)      (254,134)      (865,311)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,815,889      1,994,552      4,056,971      2,548,532      3,272,870
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,979,508   $  2,316,840   $  2,329,883   $  1,646,417   $  1,663,489
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        3,345,255      2,943,898      4,269,369      4,484,681      5,771,962
Contract purchase payments                                      224,360        807,324        120,479         58,482        663,354
Net transfers(1)                                               (135,287)     1,038,919       (822,939)      (421,044)      (982,096)
Contract terminations:
    Surrender benefits and contract charges                    (271,050)      (149,317)      (246,312)      (234,044)    (1,434,218)
    Death benefits                                              (15,515)       (57,663)       (33,353)          (285)       (85,447)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,147,763      4,583,161      3,287,244      3,887,790      3,933,555
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     SCAP1          WCAP2          WCAP1        UAAC1(4)       UAAC2(4)
OPERATIONS
Investment income (loss) -- net                            $    (63,291)  $     (3,838)  $     (4,482)  $         (1)  $        (71)
Net realized gain (loss) on sales of investments             (2,601,749)        (7,151)       (36,302)             2              6
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,409,165        (58,801)       (43,500)            --            343
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (1,255,875)       (69,790)       (84,284)             1            278
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      542,402          2,280         32,312            212         23,998
Net transfers(1)                                             (1,573,733)         8,251        (20,054)             6            713
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                  (1,501,576)       (14,653)        (8,972)          (213)          (213)
    Death benefits                                              (89,085)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (2,621,992)        (4,122)         3,286              5         24,498
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               6,450,627        279,846        292,497             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,572,760   $    205,934   $    211,499   $          6   $     24,776
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       10,246,950        494,419        517,181             --             --
Contract purchase payments                                    1,127,504          5,657         56,893            221         25,156
Net transfers(1)                                             (2,665,135)        18,158        (53,266)             6            709
Contract terminations:
    Surrender benefits and contract charges                  (3,054,880)       (29,307)       (18,016)          (221)          (221)
    Death benefits                                             (164,531)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              5,489,908        488,927        502,792              6         25,644
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UAAC3(4)       UAAC4(4)       WAAC5(2)       WAAC3(2)       WAAC8(2)
OPERATIONS
Investment income (loss) -- net                            $         (1)  $        (64)  $         --   $         (4)  $         --
Net realized gain (loss) on sales of investments                      3             14             (3)             3             (5)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --            153             --            (33)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           2            103             (3)           (34)            (5)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          250         16,212             20          1,050             22
Net transfers(1)                                                     --          2,495             --             66             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (252)          (315)           (17)           (33)           (17)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       (2)        18,392              3          1,083              5
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $     18,495   $         --   $      1,049   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                          261         17,013             21          1,292             21
Net transfers(1)                                                     --          2,463             --             79             --
Contract terminations:
    Surrender benefits and contract charges                        (261)          (318)           (21)           (42)           (21)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --         19,158             --          1,329             --
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WAAC1(2)       WAAC9(2)          ECD           SCDV2          SCDV1
OPERATIONS
Investment income (loss) -- net                            $         --   $         --   $     (9,656)  $     (9,360)  $    (36,436)
Net realized gain (loss) on sales of investments                     (5)            (5)       (55,251)      (154,307)      (672,119)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --             --       (131,517)         8,818         21,846
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (5)            (5)      (196,424)      (154,849)      (686,709)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           22             22         15,665        169,519        479,131
Net transfers(1)                                                     --             --        139,226        (23,639)      (104,791)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (17)           (17)       (86,039)      (547,094)    (1,341,939)
    Death benefits                                                   --             --         (9,767)            --       (126,333)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        5              5         59,085       (401,214)    (1,093,932)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --        729,621        706,415      2,744,321
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $         --   $    592,282   $    150,352   $    963,680
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --        591,916        804,464      3,126,249
Contract purchase payments                                           21             21         12,822        255,766        718,590
Net transfers(1)                                                     --             --        101,185        (59,878)      (346,658)
Contract terminations:
    Surrender benefits and contract charges                         (21)           (21)       (77,455)      (779,367)    (1,898,687)
    Death benefits                                                   --             --         (8,895)            --       (180,699)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --             --        619,573        220,985      1,418,795
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UAAD1(3)       UAAD2(3)       UAAD3(3)       UAAD4(3)       WAAD5(4)
OPERATIONS
Investment income (loss) -- net                            $        (46)  $         --   $         (7)  $         (4)  $         (1)
Net realized gain (loss) on sales of investments                     (3)           (24)           (52)            (1)            (4)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (575)            --             59           (104)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (624)           (24)            --           (109)            (5)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       19,714            100         19,254         12,767            174
Net transfers(1)                                                  3,754             --          2,129            572             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (76)           (76)          (121)           (76)          (169)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   23,392             24         21,262         13,263              5
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     22,768   $         --   $     21,262   $     13,154   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       25,427            101         25,769         16,898            180
Net transfers(1)                                                  5,000             --          2,756            761             --
Contract terminations:
    Surrender benefits and contract charges                        (101)          (101)          (162)          (101)          (180)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 30,326             --         28,363         17,558             --
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WAAD3(4)       WAAD8(4)       WAAD1(4)       WAAD9(4)          EGN
OPERATIONS
Investment income (loss) -- net                            $         (1)  $         (1)  $         (1)  $         (1)  $    (69,690)
Net realized gain (loss) on sales of investments                     (4)            (3)            (4)            (3)      (652,570)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --             --             --             --       (491,261)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (5)            (4)            (5)            (4)    (1,213,521)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          174            135            155            116         31,071
Net transfers(1)                                                     --             --             --             --       (510,994)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (169)          (131)          (150)          (112)      (705,944)
    Death benefits                                                   --             --             --             --        (82,228)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        5              4              5              4     (1,268,095)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --      7,641,664
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $         --   $         --   $         --   $  5,160,048
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --      6,926,518
Contract purchase payments                                          180            140            160            120         30,285
Net transfers(1)                                                     --             --             --             --       (542,842)
Contract terminations:
    Surrender benefits and contract charges                        (180)          (140)          (160)          (120)      (711,728)
    Death benefits                                                   --             --             --             --        (83,128)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --             --             --             --      5,619,105
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       UDDT1          UDDT2          UDDT3          UDDT4           EIN
OPERATIONS
Investment income (loss) -- net                            $       (524)  $     (3,697)  $       (831)  $     (9,666)  $    (26,423)
Net realized gain (loss) on sales of investments                   (172)       (33,744)          (393)       (59,090)      (368,667)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (20,895)      (105,083)       (26,301)      (235,095)      (157,349)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (21,591)      (142,524)       (27,525)      (303,851)      (552,439)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --         47,061             --        108,086         19,913
Net transfers(1)                                                     --          8,889            406         93,785       (160,297)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (48)       (34,793)           (44)       (18,722)      (397,440)
    Death benefits                                                   --             --             --             --        (24,560)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      (48)        21,157            362        183,149       (562,384)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  65,727        395,529         83,117        760,084      3,510,181
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     44,088   $    274,162   $     55,954   $    639,382   $  2,395,358
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          112,716        678,529        142,812      1,308,916      3,616,046
Contract purchase payments                                           --         86,948             --        230,483         21,621
Net transfers(1)                                                     --          3,931            854        147,950       (195,933)
Contract terminations:
    Surrender benefits and contract charges                         (82)       (68,058)           (84)       (41,509)      (446,509)
    Death benefits                                                   --             --             --             --        (27,022)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                112,634        701,350        143,582      1,645,840      2,968,203
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       UVAL1          UVAL2          PVAL2          WVAL7          PVAL1
OPERATIONS
Investment income (loss) -- net                            $     (3,099)  $    (19,410)  $     (1,795)  $    (37,819)  $    (65,197)
Net realized gain (loss) on sales of investments                (46,440)      (224,521)        (5,611)      (609,773)      (856,553)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (137,053)      (789,583)       (85,103)    (1,073,734)    (1,918,935)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (186,592)    (1,033,514)       (92,509)    (1,721,326)    (2,840,685)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        1,072        395,136         23,921        191,111        655,568
Net transfers(1)                                                (47,890)       199,848         86,261       (387,059)      (197,476)
Annuity payments                                                     --             --             --             --         (5,815)
Contract terminations:
    Surrender benefits and contract charges                     (13,542)      (110,253)        (4,023)      (189,529)      (386,129)
    Death benefits                                                   --             --             --        (62,381)       (66,589)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (60,360)       484,731        106,159       (447,858)          (441)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 585,329      2,709,575        221,835      5,506,117      8,421,667
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    338,377   $  2,160,792   $    235,485   $  3,336,933   $  5,580,541
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          760,891      3,524,043        273,532      7,863,486     10,352,049
Contract purchase payments                                        2,410        553,316         32,902        289,023        903,912
Net transfers(1)                                               (106,043)       172,999        122,174       (793,879)      (564,996)
Contract terminations:
    Surrender benefits and contract charges                     (20,617)      (174,405)        (6,707)      (327,672)      (618,575)
    Death benefits                                                   --             --             --       (111,466)      (102,638)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                636,641      4,075,953        421,901      6,919,492      9,969,752
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       UVAL4           EVA           WVAL4          WVAL3          SVAL1
OPERATIONS
Investment income (loss) -- net                            $    (38,629)  $   (121,200)  $    (61,703)  $    (60,180)  $    (56,448)
Net realized gain (loss) on sales of investments               (288,980)    (1,307,825)      (774,318)      (862,310)    (1,336,617)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (1,224,703)    (3,065,392)    (1,384,143)    (1,127,061)      (367,091)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (1,552,312)    (4,494,417)    (2,220,164)    (2,049,551)    (1,760,156)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      859,807        187,503        122,458        182,743         13,302
Net transfers(1)                                                443,089       (571,168)      (201,749)      (796,136)      (774,639)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (95,916)      (848,859)      (525,846)      (391,554)      (654,773)
    Death benefits                                              (15,183)      (117,677)        (4,109)       (83,871)      (118,677)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,191,797     (1,350,201)      (609,246)    (1,088,818)    (1,534,787)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               3,815,837     14,616,875      6,960,894      6,787,948      6,114,595
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  3,455,322   $  8,772,257   $  4,131,484   $  3,649,579   $  2,819,652
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        4,983,193     11,706,176      9,986,904      9,748,746      8,587,860
Contract purchase payments                                    1,224,002        151,341        210,241        292,680         17,914
Net transfers(1)                                                538,172       (680,064)      (596,440)    (1,553,927)    (1,397,466)
Contract terminations:
    Surrender benefits and contract charges                    (159,232)      (833,967)      (954,515)      (710,174)    (1,227,870)
    Death benefits                                              (25,918)      (120,099)       (18,336)      (144,894)      (207,332)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              6,560,217     10,223,387      8,627,854      7,632,431      5,773,106
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     WVAL2          WVAL1        UAVA1(3)       UAVA2(3)       UAVA3(3)
OPERATIONS
Investment income (loss) -- net                            $    (14,346)  $    (12,792)  $          5   $         11   $          1
Net realized gain (loss) on sales of investments               (308,446)      (181,499)            (5)            (6)           (29)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (73,941)      (169,213)          (142)        (1,019)            (5)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (396,733)      (363,504)          (142)        (1,014)           (33)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        3,561         59,323            100         10,795            158
Net transfers(1)                                               (308,306)      (258,241)         2,628         13,450             22
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (45,891)       (46,382)           (79)           (78)          (125)
    Death benefits                                              (24,163)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (374,799)      (245,300)         2,649         24,167             55
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,300,811      1,269,962             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    529,279   $    661,158   $      2,507   $     23,153   $         22
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,872,485      1,830,074             --             --             --
Contract purchase payments                                        4,883         87,028            101         12,867            161
Net transfers(1)                                               (623,318)      (437,944)         3,221         17,001             29
Contract terminations:
    Surrender benefits and contract charges                     (87,883)       (88,597)          (101)          (101)          (161)
    Death benefits                                              (54,569)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,111,598      1,390,561          3,221         29,767             29
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UAVA4(3)       WAVA5(2)       WAVA3(2)       WAVA8(2)       WAVA1(2)
OPERATIONS
Investment income (loss) -- net                            $         --   $         --   $        (10)  $         --   $         --
Net realized gain (loss) on sales of investments                     (8)            (5)           (12)            (6)            (6)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (26)            --           (461)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         (34)            (5)          (483)            (6)            (6)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          100             21          2,057             22             22
Net transfers(1)                                                    428             --             --             --             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (78)           (16)           (31)           (16)           (16)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      450              5          2,026              6              6
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $        416   $         --   $      1,543   $         --   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                          101             21          2,125             21             21
Net transfers(1)                                                    535             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (101)           (21)           (42)           (21)           (21)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    535             --          2,083             --             --
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WAVA9(2)         UGIP1          UGIP2          UGIP3          UGIP4
OPERATIONS
Investment income (loss) -- net                            $         --   $     (4,315)  $    (28,345)  $    (18,374)  $    (53,153)
Net realized gain (loss) on sales of investments                     (6)       (66,726)      (132,036)      (113,008)      (167,787)
Distributions from capital gains                                     --         25,556        181,374         92,830        245,099
Net change in unrealized appreciation or
  depreciation of investments                                        --       (176,991)    (1,496,513)      (724,984)    (2,013,737)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (6)      (222,476)    (1,475,520)      (763,536)    (1,989,578)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           22        399,060      2,158,950        974,368      2,682,213
Net transfers(1)                                                     --        230,474      2,087,929        722,909      2,969,457
Annuity payments                                                     --             --             --           (728)            --
Contract terminations:
    Surrender benefits and contract charges                         (16)       (28,751)      (115,136)       (87,965)      (150,734)
    Death benefits                                                   --             --        (20,119)       (39,241)       (15,537)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        6        600,783      4,111,624      1,569,343      5,485,399
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        617,944      3,468,811      2,074,879      4,531,354
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $    996,251   $  6,104,915   $  2,880,686   $  8,027,175
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        640,320      3,600,756      2,151,801      4,721,969
Contract purchase payments                                           21        471,769      2,422,276      1,080,225      2,975,995
Net transfers(1)                                                     --        268,801      2,383,238        811,929      3,424,335
Contract terminations:
    Surrender benefits and contract charges                         (21)       (39,505)      (140,357)      (104,111)      (193,129)
    Death benefits                                                   --             --        (24,968)       (41,922)       (22,978)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --      1,341,385      8,240,945      3,897,922     10,906,192
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WGIP5(4)       WGIP3(4)       WGIP8(4)       WGIP1(4)       WGIP9(4)
OPERATIONS
Investment income (loss) -- net                            $         (4)  $         (3)  $         (3)  $        (19)  $         (1)
Net realized gain (loss) on sales of investments                      3            (69)            (4)            (6)            --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        37            (31)           (31)          (287)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          36           (103)           (38)          (312)            (1)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        2,256            259            134          2,409            115
Net transfers(1)                                                     --          1,318          1,113          5,792             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (172)          (172)          (133)          (152)          (114)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    2,084          1,405          1,114          8,049              1
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      2,120   $      1,302   $      1,076   $      7,737   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                        2,403            180            140          2,397            120
Net transfers(1)                                                     --          1,366          1,129          5,884             --
Contract terminations:
    Surrender benefits and contract charges                        (180)          (180)          (140)          (160)          (120)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  2,223          1,366          1,129          8,121             --
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       UPRG1          UPRG2          UPRG3          UPRG4           EPP
OPERATIONS
Investment income (loss) -- net                            $     (4,614)  $    (24,228)  $    (14,032)  $    (50,132)  $    (22,130)
Net realized gain (loss) on sales of investments                (33,298)      (186,086)      (122,300)      (172,796)      (334,494)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (138,350)      (681,360)      (321,239)    (1,246,621)      (303,228)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (176,262)      (891,674)      (457,571)    (1,469,549)      (659,852)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      154,891        407,760        144,121        794,842         36,239
Net transfers(1)                                                    769        325,534         56,723        422,462        (44,232)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (14,802)      (155,866)       (63,099)      (104,788)      (111,298)
    Death benefits                                                   --             --        (38,474)        (1,762)        (4,348)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  140,858        577,428         99,271      1,110,754       (123,639)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 484,925      2,307,840      1,267,770      3,781,643      2,021,153
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    449,521   $  1,993,594   $    909,470   $  3,422,848   $  1,237,662
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          740,893      3,530,935      1,944,137      5,808,378      2,573,940
Contract purchase payments                                      299,322        725,277        251,813      1,487,117         52,747
Net transfers(1)                                                 (9,596)       492,299         43,350        623,465       (127,654)
Contract terminations:
    Surrender benefits and contract charges                     (27,970)      (289,643)      (127,663)      (209,455)      (179,389)
    Death benefits                                                   --             --        (69,589)        (3,966)        (8,111)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,002,649      4,458,868      2,042,048      7,705,539      2,311,533
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     SPGR2          SPGR1        WPRG1(4)       WPRG9(4)         UTEC1
OPERATIONS
Investment income (loss) -- net                            $    (15,414)  $    (58,017)  $         (4)  $         (1)  $     (1,312)
Net realized gain (loss) on sales of investments               (478,390)    (1,456,601)           (14)            (3)        (8,851)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    23,970        (85,773)          (192)            --        (66,039)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (469,834)    (1,600,391)          (210)            (4)       (76,202)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       49,650             --          2,362            114             --
Net transfers(1)                                               (439,141)      (889,872)            --             --          7,131
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (133,285)      (462,816)          (147)          (110)        (7,605)
    Death benefits                                              (50,418)       (66,829)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (573,194)    (1,419,517)         2,215              4           (474)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,556,971      5,227,359             --             --        186,397
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    513,943   $  2,207,451   $      2,005   $         --   $    109,721
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,397,428      7,466,298             --             --        363,975
Contract purchase payments                                       91,786             --          2,340            120             --
Net transfers(1)                                               (965,790)    (1,842,077)            --             --         25,956
Contract terminations:
    Surrender benefits and contract charges                    (249,379)      (879,628)          (160)          (120)       (18,085)
    Death benefits                                             (112,373)      (113,788)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,161,672      4,630,805          2,180             --        371,846
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       UTEC2          UTEC3          UTEC4           ETC           STEC2
OPERATIONS
Investment income (loss) -- net                            $     (6,209)  $     (3,760)  $    (12,249)  $    (13,523)  $    (11,352)
Net realized gain (loss) on sales of investments               (130,785)       (74,599)      (144,052)      (513,023)      (754,625)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (211,155)      (104,528)      (386,642)       (52,248)       384,129
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (348,149)      (182,887)      (542,943)      (578,794)      (381,848)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       53,705         32,249        135,131         15,753        203,836
Net transfers(1)                                                 70,792        (38,352)         8,563       (260,288)        96,204
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (35,032)        (2,906)       (24,918)       (83,605)      (363,979)
    Death benefits                                                   --        (11,812)        (7,035)       (15,945)       (46,731)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   89,465        (20,821)       111,741       (344,085)      (110,670)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 708,874        404,351      1,139,766      1,554,637      1,032,027
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    450,190   $    200,643   $    708,564   $    631,758   $    539,509
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,386,796        792,626      2,236,653      1,958,182      2,165,065
Contract purchase payments                                      143,341         76,065        313,395         26,658        722,640
Net transfers(1)                                                 87,723       (151,444)       (30,703)      (432,969)       470,224
Contract terminations:
    Surrender benefits and contract charges                     (88,141)        (8,080)       (75,250)      (137,960)    (1,230,833)
    Death benefits                                                   --        (24,716)       (20,769)       (26,887)      (151,315)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,529,719        684,451      2,423,326      1,387,024      1,975,781
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     STEC1        WTEC1(4)       WTEC9(4)       UAGR1(3)       UAGR2(3)
OPERATIONS
Investment income (loss) -- net                            $    (31,338)  $         (1)  $         (1)  $        (37)  $        (69)
Net realized gain (loss) on sales of investments             (1,580,064)             1              1            (68)             2
Distributions from capital gains                                     --             --             --              1              1
Net change in unrealized appreciation or
  depreciation of investments                                   481,361             --             --           (302)           504
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (1,130,041)            --             --           (406)           438
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      376,137            134            115          8,115         16,912
Net transfers(1)                                               (558,076)            --             --            381         19,690
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (813,030)          (134)          (115)           (91)           (91)
    Death benefits                                              (62,344)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (1,057,313)            --             --          8,405         36,511
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               3,256,312             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,068,958   $         --   $         --   $      7,999   $     36,949
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        6,379,528             --             --             --             --
Contract purchase payments                                    1,301,538            142            122          8,477         18,787
Net transfers(1)                                             (1,315,541)            --             --            441         22,044
Contract terminations:
    Surrender benefits and contract charges                  (2,549,766)          (142)          (122)          (100)          (100)
    Death benefits                                             (160,589)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,655,170             --             --          8,818         40,731
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UAGR3(3)       UAGR4(3)          EHG           SUGH2          SUGH1
OPERATIONS
Investment income (loss) -- net                            $         (1)  $       (287)  $     25,230   $      8,453   $     14,532
Net realized gain (loss) on sales of investments                     (1)            (9)         8,905         13,338         19,526
Distributions from capital gains                                      2              1             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (10)          (974)        67,291         46,571         40,275
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         (10)        (1,269)       101,426         68,362         74,333
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          160         62,143        137,617        176,122         24,511
Net transfers(1)                                                  1,255          3,412        350,000        320,354        399,374
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (145)           (90)      (147,133)       (65,077)      (315,191)
    Death benefits                                                   --             --        (17,783)       (13,899)       (21,935)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    1,270         65,465        322,701        417,500         86,759
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --      1,484,994        916,591      1,301,324
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      1,260   $     64,196   $  1,909,121   $  1,402,453   $  1,462,416
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --      1,282,314        853,994      1,122,512
Contract purchase payments                                          160         67,220        116,741        162,856         21,137
Net transfers(1)                                                  1,391          3,801        295,211        287,391        331,175
Contract terminations:
    Surrender benefits and contract charges                        (160)          (100)      (124,515)       (58,462)      (264,344)
    Death benefits                                                   --             --        (15,302)       (12,385)       (18,570)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  1,391         70,921      1,554,449      1,233,394      1,191,910
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        EIG            EVL            EAS           SCAS2          SCAS1
OPERATIONS
Investment income (loss) -- net                            $     (6,025)  $    (10,016)  $     (9,862)  $     (1,142)  $    (11,341)
Net realized gain (loss) on sales of investments                (92,181)        13,029         27,167          1,553         58,511
Distributions from capital gains                                     --        129,421             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (394,536)      (466,728)      (130,717)       (12,874)      (172,892)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (492,742)      (334,294)      (113,412)       (12,463)      (125,722)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       22,511          9,740         13,941             --         47,807
Net transfers(1)                                                (67,738)      (123,744)       (91,537)       (49,377)      (351,554)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (162,995)      (207,272)       (36,063)        (1,723)      (118,792)
    Death benefits                                               (8,196)       (26,083)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (216,418)      (347,359)      (113,659)       (51,100)      (422,539)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,475,249      2,449,358        781,247        105,579      1,106,794
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,766,089   $  1,767,705   $    554,176   $     42,016   $    558,533
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,133,963      1,719,424        617,008        100,013      1,044,221
Contract purchase payments                                       23,348          7,260         11,290             --         49,013
Net transfers(1)                                                (73,235)      (110,403)       (79,899)       (51,163)      (344,399)
Contract terminations:
    Surrender benefits and contract charges                    (161,371)      (157,388)       (30,841)        (1,767)      (124,758)
    Death benefits                                               (7,728)       (18,829)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,914,977      1,440,064        517,558         47,083        624,077
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        EEG           SEGR2          SEGR1          WSRG7          WSRG6
OPERATIONS
Investment income (loss) -- net                            $     (1,234)  $        (81)  $     (4,962)  $     (5,807)  $     (5,717)
Net realized gain (loss) on sales of investments                (23,391)           (38)       (88,759)      (136,609)      (158,680)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (8,861)        (1,930)       (28,050)       (74,363)       (43,076)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (33,486)        (2,049)      (121,771)      (216,779)      (207,473)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          175             --            854          4,518          1,257
Net transfers(1)                                                (38,969)            --       (291,549)       (31,268)      (211,516)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (5,314)            (7)       (14,891)      (137,422)       (24,136)
    Death benefits                                                   --             --             --        (13,835)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (44,108)            (7)      (305,586)      (178,007)      (234,395)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 131,251          6,750        584,540        790,376        787,904
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     53,657   $      4,694   $    157,183   $    395,590   $    346,036
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          124,968          8,800        852,333      1,145,387      1,142,689
Contract purchase payments                                          178             --          1,346          6,900          2,010
Net transfers(1)                                                (45,795)            --       (500,536)       (67,690)      (384,917)
Contract terminations:
    Surrender benefits and contract charges                      (6,169)           (13)       (23,718)      (245,051)       (44,572)
    Death benefits                                                   --             --             --        (22,998)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 73,182          8,787        329,425        816,548        715,210
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        ESR           WSRG4          WSRG3          WSRG2          WSRG1
OPERATIONS
Investment income (loss) -- net                            $     (3,517)  $     (8,876)  $     (4,979)  $     (1,466)  $     (2,008)
Net realized gain (loss) on sales of investments                (13,656)      (116,837)      (114,636)       (13,042)      (117,161)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (92,498)      (140,872)       (30,152)       (23,602)        82,851
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (109,671)      (266,585)      (149,767)       (38,110)       (36,318)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        6,372         15,181          4,673          3,036             --
Net transfers(1)                                                  6,793        (68,096)      (124,648)        (9,593)      (190,890)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (11,800)       (67,834)       (33,449)       (11,274)        (1,222)
    Death benefits                                                   --             --        (11,211)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    1,365       (120,749)      (164,635)       (17,831)      (192,112)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 356,909        931,607        543,232        130,738        262,537
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    248,603   $    544,273   $    228,830   $     74,797   $     34,107
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          433,646      1,356,354        791,525        191,102        383,987
Contract purchase payments                                        7,672         27,382          9,109          5,819             --
Net transfers(1)                                                  8,427       (125,284)      (243,860)       (19,268)      (310,553)
Contract terminations:
    Surrender benefits and contract charges                     (18,659)      (127,067)       (63,020)       (21,221)        (2,019)
    Death benefits                                                   --             --        (17,356)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                431,086      1,131,385        476,398        156,432         71,415
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                      EDS            ECO         UECB1(6)       UECB2(6)       UECB3(6)
OPERATIONS
Investment income (loss) -- net                            $     (3,897)  $       (253)  $      2,442   $      9,818   $      1,952
Net realized gain (loss) on sales of investments                (24,761)          (179)          (155)            90             41
Distributions from capital gains                                     --             --          1,386          5,182          1,160
Net change in unrealized appreciation or
  depreciation of investments                                  (117,035)        (4,614)          (414)           399            211
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (145,693)        (5,046)         3,259         15,489          3,364
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          120            946        147,209        848,968        290,373
Net transfers(1)                                                (26,669)            80        101,749         64,263         19,211
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (16,792)          (586)        (1,705)        (1,954)          (163)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (43,341)           440        247,253        911,277        309,421
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 631,808         23,790             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    442,774   $     19,184   $    250,512   $    926,766   $    312,785
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          725,492         20,065             --             --             --
Contract purchase payments                                          161            894        143,286        830,944        283,068
Net transfers(1)                                                (37,266)            85         99,390         62,965         18,768
Contract terminations:
    Surrender benefits and contract charges                     (22,151)          (608)        (1,664)        (1,909)          (652)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                666,236         20,436        241,012        892,000        301,184
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UECB4(6)       WECB5(6)       WECB3(6)       WECB8(6)       WECB1(6)
OPERATIONS
Investment income (loss) -- net                            $      8,065   $      1,130   $        584   $         --   $        417
Net realized gain (loss) on sales of investments                     11             (1)            16             --             (6)
Distributions from capital gains                                  3,789            680            164             --            184
Net change in unrealized appreciation or
  depreciation of investments                                       635           (501)           200             --             60
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      12,500          1,308            964             --            655
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      699,422         97,487         82,147             --         47,916
Net transfers(1)                                                 74,386         11,065         12,672             15         13,205
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (1,290)          (145)          (139)            --           (145)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  772,518        108,407         94,680             15         60,976
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    785,018   $    109,715   $     95,644   $         15   $     61,631
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                      685,101         95,078         79,960             --         46,709
Net transfers(1)                                                 72,527         10,796         12,392             15         12,898
Contract terminations:
    Surrender benefits and contract charges                      (1,264)          (140)          (140)            --           (140)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                756,364        105,734         92,212             15         59,467
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WECB9(6)       UEFF1(6)       UEFF2(6)       UEFF3(6)       UEFF4(6)
OPERATIONS
Investment income (loss) -- net                            $        974   $        158   $      2,768   $        165   $        564
Net realized gain (loss) on sales of investments                      1            114            301             (1)            (6)
Distributions from capital gains                                    826             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       130           (225)           688            (63)          (883)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1,931             47          3,757            101           (325)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      120,053          8,142        124,543          7,347         26,180
Net transfers(1)                                                     --          1,608          3,610            517             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (125)          (152)          (142)          (142)          (142)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  119,928          9,598        128,011          7,722         26,038
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    121,859   $      9,645   $    131,768   $      7,823   $     25,713
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                      117,755          8,197        128,860          7,454         25,870
Net transfers(1)                                                     --          1,591          2,988            513             --
Contract terminations:
    Surrender benefits and contract charges                        (120)          (152)          (142)          (142)          (142)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                117,635          9,636        131,706          7,825         25,728
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEFF5(6)       WEFF3(6)       WEFF8(6)       WEFF1(6)       WEFF9(6)
OPERATIONS
Investment income (loss) -- net                            $        (45)  $        (50)  $          3   $        122   $          2
Net realized gain (loss) on sales of investments                  3,985           (430)             1             (5)             1
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --             --             --           (188)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       3,940           (480)             4            (71)             3
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       (3,798)       127,283            119            139            119
Net transfers(1)                                                     33       (126,661)            (1)         5,692             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (142)          (142)          (122)          (142)          (122)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   (3,907)           480             (4)         5,689             (3)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         33   $         --   $         --   $      5,618   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                          142        126,750            122            142            122
Net transfers(1)                                                     33       (126,608)            --          5,631             --
Contract terminations:
    Surrender benefits and contract charges                        (142)          (142)          (122)          (142)          (122)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     33             --             --          5,631             --
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEFD1(4)       UEFD2(4)       UEFD3(4)       UEFD4(4)       WEFD5(4)
OPERATIONS
Investment income (loss) -- net                            $         (1)  $         (1)  $         (1)  $         (1)  $         (1)
Net realized gain (loss) on sales of investments                     (1)            (1)            (1)            (1)            (1)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (2)            (2)            (2)            (2)            (2)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          212            212            250            212            173
Net transfers(1)                                                     --             --             --             --             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (210)          (210)          (248)          (210)          (171)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        2              2              2              2              2
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $         --   $         --   $         --   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                          220            220            260            220            180
Net transfers(1)                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (220)          (220)          (260)          (220)          (180)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --             --             --             --             --
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEFD3(4)       WEFD8(4)       WEFD1(4)       WEFD9(4)         UEGI1
OPERATIONS
Investment income (loss) -- net                            $         (1)  $         (1)  $         (1)  $         (1)  $        121
Net realized gain (loss) on sales of investments                     (1)            --             --             --         (1,646)
Distributions from capital gains                                     --             --             --             --              4
Net change in unrealized appreciation or
  depreciation of investments                                        --             --             --             --        (10,422)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (2)            (1)            (1)            (1)       (11,943)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          174            134            153            115         12,108
Net transfers(1)                                                     --             --             --             --          2,296
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (172)          (133)          (152)          (114)        (8,136)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        2              1              1              1          6,268
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --         75,461
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $         --   $         --   $         --   $     69,786
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --         83,128
Contract purchase payments                                          180            140            160            120         15,546
Net transfers(1)                                                     --             --             --             --          2,947
Contract terminations:
    Surrender benefits and contract charges                        (180)          (140)          (160)          (120)        (9,806)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --             --             --             --         91,815
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     UEGI2          UEGI3          UEGI4        UEGW1(4)       UEGW2(4)
OPERATIONS
Investment income (loss) -- net                            $        726   $         49   $        113   $         20   $        317
Net realized gain (loss) on sales of investments                 (2,255)        (1,710)        (3,763)           (84)            (9)
Distributions from capital gains                                      8              6              9             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (27,690)       (19,269)       (48,729)             4           (286)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (29,211)       (20,924)       (52,370)           (60)            22
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       81,318         10,248         58,533          3,881         15,975
Net transfers(1)                                                 44,237         30,123        143,605           (804)        18,219
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (9,588)           (58)       (13,406)          (219)          (211)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  115,967         40,313        188,732          2,858         33,983
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 138,532        108,442        161,004             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    225,288   $    127,831   $    297,366   $      2,798   $     34,005
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          152,820        119,847        178,337             --             --
Contract purchase payments                                       99,535         11,044         64,256          4,122         16,604
Net transfers(1)                                                 56,400         38,388        168,727           (980)        19,040
Contract terminations:
    Surrender benefits and contract charges                     (11,689)           (65)       (16,700)          (229)          (220)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                297,066        169,214        394,620          2,913         35,424
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEGW3(4)       UEGW4(4)       WEGW5(4)       WEGW3(4)       WEGW8(4)
OPERATIONS
Investment income (loss) -- net                            $          7   $         13   $          1   $          1   $         57
Net realized gain (loss) on sales of investments                     (5)             3             (2)            (2)            (3)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        (8)            20             --             --           (365)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (6)            36             (1)            (1)          (311)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          251            809            173            173         20,310
Net transfers(1)                                                    499            964             --             --             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (249)          (210)          (172)          (172)          (134)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      501          1,563              1              1         20,176
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $        495   $      1,599   $         --   $         --   $     19,865
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                          260            905            180            180         20,869
Net transfers(1)                                                    516            981             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (260)          (220)          (180)          (180)          (140)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    516          1,666             --             --         20,729
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEGW1(4)       WEGW9(4)       UEGR1(6)       UEGR2(6)       UEGR3(6)
OPERATIONS
Investment income (loss) -- net                            $         50   $         --   $        (12)  $       (255)  $        (26)
Net realized gain (loss) on sales of investments                     (6)            (2)            99             28             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (204)            --            (36)          (591)           181
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (160)            (2)            51           (818)           155
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          154            117          7,494        169,386         25,138
Net transfers(1)                                                  5,735             --            124          2,547            273
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (153)          (115)          (160)          (603)          (162)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    5,736              2          7,458        171,330         25,249
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      5,576   $         --   $      7,509   $    170,512   $     25,404
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                          160            120          7,646        170,830         25,662
Net transfers(1)                                                  5,832             --            126          2,655            270
Contract terminations:
    Surrender benefits and contract charges                        (160)          (120)          (163)          (605)          (165)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  5,832             --          7,609        172,880         25,767
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEGR4(6)       WEGR5(6)       WEGR3(6)       WEGR8(6)       WEGR1(6)
OPERATIONS
Investment income (loss) -- net                            $        (96)  $         (9)  $        (10)  $         (1)  $        (30)
Net realized gain (loss) on sales of investments                    (20)             8           (102)             5             20
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       834             42             (4)             1            (50)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         718             41           (116)             5            (60)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       35,188          2,958          4,072            136         16,460
Net transfers(1)                                                 10,148            665          1,633              7          4,235
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (170)          (140)          (104)          (141)          (140)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   45,166          3,483          5,601              2         20,555
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     45,884   $      3,524   $      5,485   $          7   $     20,495
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       36,388          3,039          4,058            143         16,733
Net transfers(1)                                                 10,332            680          1,668              7          4,243
Contract terminations:
    Surrender benefits and contract charges                        (173)          (143)          (143)          (143)          (143)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 46,547          3,576          5,583              7         20,833
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEGR9(6)       UEHI1(6)       UEHI2(6)       UEHI3(6)       UEHI4(6)
OPERATIONS
Investment income (loss) -- net                            $         (1)  $      2,337   $      5,001   $      1,870   $      8,062
Net realized gain (loss) on sales of investments                      3            214             50              8             (6)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         1            540         (1,249)          (685)         1,063
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           3          3,091          3,802          1,193          9,119
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          181         95,383        183,435        136,035        328,212
Net transfers(1)                                                     --             90         23,490            545         10,348
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (140)          (145)        (1,373)          (157)          (185)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       41         95,328        205,552        136,423        338,375
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         44   $     98,419   $    209,354   $    137,616   $    347,494
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                          187         94,737        180,304        132,444        325,676
Net transfers(1)                                                     --            290         22,955            526         10,017
Contract terminations:
    Surrender benefits and contract charges                        (143)          (140)        (1,335)          (151)          (178)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     44         94,887        201,924        132,819        335,515
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEHI5(6)       WEHI3(6)       WEHI8(6)       WEHI1(6)       WEHI9(6)
OPERATIONS
Investment income (loss) -- net                            $      2,378   $        444   $          3   $        309   $        821
Net realized gain (loss) on sales of investments                      2           (130)             2             10             (4)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       803            (82)            --            (98)          (835)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       3,183            232              5            221            (18)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       94,783         14,283            120         14,133         33,120
Net transfers(1)                                                  8,863          5,202             (1)         4,992             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (145)          (145)          (124)          (145)          (124)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  103,501         19,340             (5)        18,980         32,996
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    106,684   $     19,572   $         --   $     19,201   $     32,978
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       94,578         13,980            120         13,864         32,022
Net transfers(1)                                                  8,592          5,070             --          4,843             --
Contract terminations:
    Surrender benefits and contract charges                        (141)          (140)          (120)          (140)          (120)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                103,029         18,910             --         18,567         31,902
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEIG1(6)       UEIG2(6)       UEIG3(6)       UEIG4(6)       WEIG5(6)
OPERATIONS
Investment income (loss) -- net                            $        396   $      2,743   $        440   $      1,641   $        130
Net realized gain (loss) on sales of investments                    (75)          (100)           (23)          (102)            (1)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (623)        (2,379)          (646)        (2,344)          (162)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (302)           264           (229)          (805)           (33)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       13,979        188,826         31,878        108,042          9,642
Net transfers(1)                                                 14,943         10,012          5,497         27,893          1,381
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (151)        (1,066)          (156)          (175)          (150)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   28,771        197,772         37,219        135,760         10,873
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     28,469   $    198,036   $     36,990   $    134,955   $     10,840
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       14,916        202,826         33,955        115,326         10,329
Net transfers(1)                                                 15,797         10,910          5,947         29,910          1,485
Contract terminations:
    Surrender benefits and contract charges                        (162)        (1,141)          (169)          (189)          (163)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 30,551        212,595         39,733        145,047         11,651
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEIG3(6)       WEIG8(6)       WEIG1(6)       WEIG9(6)         UEOM1
OPERATIONS
Investment income (loss) -- net                            $       (129)  $          1   $        327   $          1   $     (2,267)
Net realized gain (loss) on sales of investments                 13,587            (10)           (27)           (10)       (32,652)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (67)            (1)          (187)             1        (43,009)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      13,391            (10)           113             (8)       (77,928)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        8,596            142         40,635            140          3,021
Net transfers(1)                                                 (8,638)            15          9,093             --        (34,763)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (162)          (132)          (150)          (132)        (9,201)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                     (204)            25         49,578              8        (40,943)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --        291,162
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     13,187   $         15   $     49,691   $         --   $    172,291
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --        421,994
Contract purchase payments                                       10,114            142         43,824            142         10,154
Net transfers(1)                                                  5,004             16          9,825             --        (77,836)
Contract terminations:
    Surrender benefits and contract charges                        (986)          (142)          (162)          (142)       (16,285)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 14,132             16         53,487             --        338,027
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     UEOM2          UEOM3          UEOM4        UEOE1(6)       UEOE2(6)
OPERATIONS
Investment income (loss) -- net                            $    (13,114)  $     (7,717)  $    (27,102)  $       (198)  $       (624)
Net realized gain (loss) on sales of investments                (72,029)       (25,027)      (128,604)           330             (6)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (298,222)      (167,183)      (493,055)          (306)        (6,476)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (383,365)      (199,927)      (648,761)          (174)        (7,106)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      181,408         45,129        558,049         22,334        303,336
Net transfers(1)                                                 88,218         17,803       (101,415)        61,120         43,356
Annuity payments                                                     --           (434)            --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (76,201)        (2,031)       (62,115)          (159)        (1,132)
    Death benefits                                                   --        (27,261)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  193,425         33,206        394,519         83,295        345,560
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,277,989        711,980      2,077,265             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,088,049   $    545,259   $  1,823,023   $     83,121   $    338,454
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,855,263      1,030,319      3,027,653             --             --
Contract purchase payments                                      287,350         70,211        906,130         22,744        308,298
Net transfers(1)                                                125,405         16,164       (214,943)        63,606         43,893
Contract terminations:
    Surrender benefits and contract charges                    (127,790)        (3,465)      (109,461)          (165)        (1,123)
    Death benefits                                                   --        (41,606)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,140,228      1,071,623      3,609,379         86,185        351,068
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEOE3(6)       UEOE4(6)       WEOE5(6)       WEOE3(6)       WEOE8(6)
OPERATIONS
Investment income (loss) -- net                            $       (101)  $       (478)  $        (28)  $       (134)  $         (5)
Net realized gain (loss) on sales of investments                    (14)           (65)            25           (536)           (11)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (918)       (12,048)          (411)          (804)          (197)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (1,033)       (12,591)          (414)        (1,474)          (213)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       36,894        246,809         11,938         38,559          2,986
Net transfers(1)                                                  5,088         31,784          1,591          5,198             20
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (165)          (198)          (140)           (66)          (139)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   41,817        278,395         13,389         43,691          2,867
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     40,784   $    265,804   $     12,975   $     42,217   $      2,654
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       37,951        244,194         12,018         39,680          2,884
Net transfers(1)                                                  5,127         32,000          1,602          5,263             19
Contract terminations:
    Surrender benefits and contract charges                        (761)          (206)          (146)        (1,096)          (144)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 42,317        275,988         13,474         43,847          2,759
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEOE1(6)       WEOE9(6)       UESE1(4)       UESE2(4)       UESE3(4)
OPERATIONS
Investment income (loss) -- net                            $        (64)  $         (1)  $         (1)  $         (6)  $         (1)
Net realized gain (loss) on sales of investments                     (7)            (2)             2              3              2
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (1,154)            (1)            --             33             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (1,225)            (4)             1             30              1
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       37,094            226            212            212            250
Net transfers(1)                                                  8,007             --             --          2,924             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (138)          (138)          (213)          (212)          (251)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   44,963             88             (1)         2,924             (1)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     43,738   $         84   $         --   $      2,954   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       37,563            231            222            222            262
Net transfers(1)                                                  8,067             --             --          3,078             --
Contract terminations:
    Surrender benefits and contract charges                        (145)          (144)          (222)          (222)          (262)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 45,485             87             --          3,078             --
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UESE4(4)       WESE5(4)       WESE3(4)       WESE8(4)       WESE1(4)
OPERATIONS
Investment income (loss) -- net                            $         (3)  $         (1)  $        (27)  $         (1)  $         (1)
Net realized gain (loss) on sales of investments                     (4)             1              1              1              1
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (240)            --              2             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (247)            --            (24)            --             --
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       12,878            173         10,172            135            135
Net transfers(1)                                                     --             --             --             --             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (212)          (173)          (173)          (135)          (135)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   12,666             --          9,999             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     12,419   $         --   $      9,975   $         --   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       13,173            181         10,589            141            141
Net transfers(1)                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (221)          (181)          (181)          (141)          (141)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 12,952             --         10,408             --             --
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WESE9(4)         UESC1          UESC2          UESC3          UESC4
OPERATIONS
Investment income (loss) -- net                            $         (1)  $     (2,006)  $    (14,711)  $     (5,314)  $    (34,903)
Net realized gain (loss) on sales of investments                      1         (2,064)       (32,891)       (15,805)      (217,700)
Distributions from capital gains                                     --         11,313         61,642         20,856         86,731
Net change in unrealized appreciation or
  depreciation of investments                                        --        (54,467)      (380,253)      (122,437)      (462,475)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          --        (47,224)      (366,213)      (122,700)      (628,347)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          115        224,003        836,131        470,875      1,226,799
Net transfers(1)                                                     --        146,147      1,237,969        324,780        149,683
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (115)        (7,386)       (63,239)        (5,442)      (195,027)
    Death benefits                                                   --             --        (18,899)        (4,243)       (17,977)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       --        362,764      1,991,962        785,970      1,163,478
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --         94,337        657,808        164,008      2,128,026
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $    409,877   $  2,283,557   $    827,278   $  2,663,157
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --         68,821        480,804        120,034      1,562,245
Contract purchase payments                                          121        165,338        580,263        332,094        866,702
Net transfers(1)                                                     --        116,949        933,475        257,356            402
Contract terminations:
    Surrender benefits and contract charges                        (121)        (5,562)       (48,249)        (4,448)      (150,288)
    Death benefits                                                   --             --        (16,299)        (3,112)       (13,653)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --        345,546      1,929,994        701,924      2,265,408
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UESM1(6)       UESM2(6)       UESM3(6)       UESM4(6)       WESM5(6)
OPERATIONS
Investment income (loss) -- net                            $        (74)  $       (370)  $        (51)  $       (324)  $         (6)
Net realized gain (loss) on sales of investments                     67           (554)          (249)          (832)            (3)
Distributions from capital gains                                  1,175          6,786          1,970          6,774            130
Net change in unrealized appreciation or
  depreciation of investments                                       379            496           (304)        (2,002)           (24)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1,547          6,358          1,366          3,616             97
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       36,437        388,106        140,444        340,379          5,209
Net transfers(1)                                                 33,642         66,644          8,454         34,111          1,209
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (155)        (1,437)          (155)          (178)          (134)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   69,924        453,313        148,743        374,312          6,284
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     71,471   $    459,671   $    150,109   $    377,928   $      6,381
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       38,674        410,736        148,662        360,377          5,536
Net transfers(1)                                                 36,338         72,412          8,865         36,190          1,297
Contract terminations:
    Surrender benefits and contract charges                        (163)        (1,547)          (163)          (188)          (141)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 74,849        481,601        157,364        396,379          6,692
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WESM3(6)       WESM8(6)       WESM1(6)       WESM9(6)         UESI1
OPERATIONS
Investment income (loss) -- net                            $        (49)  $         (3)  $        (21)  $         --   $      5,754
Net realized gain (loss) on sales of investments                   (433)            (2)             1             (4)           446
Distributions from capital gains                                    409             59            290              4             --
Net change in unrealized appreciation or
  depreciation of investments                                      (238)           (25)          (170)            (1)         8,688
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (311)            29            100             (1)        14,888
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       19,553          2,397         15,978            181         13,566
Net transfers(1)                                                  1,861              7          7,168             --         21,833
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (98)          (134)          (134)          (135)        (7,037)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   21,316          2,270         23,012             46         28,362
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --         86,129
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     21,005   $      2,299   $     23,112   $         45   $    129,379
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --         78,735
Contract purchase payments                                       20,500          2,546         16,880            188         12,286
Net transfers(1)                                                  1,975              8          7,540             --         18,448
Contract terminations:
    Surrender benefits and contract charges                        (467)          (141)          (141)          (141)        (6,059)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 22,008          2,413         24,279             47        103,410
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     UESI2          UESI3          UESI4         UEST1(6)      UEST2(6)
OPERATIONS
Investment income (loss) -- net                            $     58,966   $     15,786   $     83,680   $        (50)  $      6,904
Net realized gain (loss) on sales of investments                 13,553          3,235          4,614           (909)            85
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   102,642         29,512        118,332             --         (1,739)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     175,161         48,533        206,626           (959)         5,250
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       87,059        138,918        408,410        299,976         83,243
Net transfers(1)                                               (107,772)        43,388        623,535       (298,866)        60,320
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (55,103)       (99,899)       (35,580)          (151)          (151)
    Death benefits                                                   --        (25,602)        (6,813)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (75,816)        56,805        989,552            959        143,412
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,295,972        281,547        796,403             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,395,317   $    386,885   $  1,992,581   $         --   $    148,662
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,186,581        258,405        732,089             --             --
Contract purchase payments                                       77,995        125,484        364,551        291,570         79,816
Net transfers(1)                                                (98,590)        38,865        547,180       (291,431)        57,494
Contract terminations:
    Surrender benefits and contract charges                     (47,844)       (88,165)       (30,952)          (139)          (139)
    Death benefits                                                   --        (23,339)        (5,739)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,118,142        311,250      1,607,129             --        137,171
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEST3(6)       UEST4(6)       WEST5(6)       WEST3(6)       WEST8(6)
OPERATIONS
Investment income (loss) -- net                            $      1,376   $      4,664   $        213   $        303   $          6
Net realized gain (loss) on sales of investments                      1            590             (1)            --              3
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       112           (853)           (27)             2             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1,489          4,401            185            305              9
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       75,068        340,638          4,141          3,943            120
Net transfers(1)                                                  3,366          8,180             --          2,733             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (151)        (1,059)          (151)          (151)          (129)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   78,283        347,759          3,990          6,525             (9)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     79,772   $    352,160   $      4,175   $      6,830   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       70,551        318,617          3,996          3,850            120
Net transfers(1)                                                  3,240          7,678             --          2,602             --
Contract terminations:
    Surrender benefits and contract charges                        (139)        (1,012)          (139)          (139)          (120)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 73,652        325,283          3,857          6,313             --
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEST1(6)       WEST9(6)         PBAL2          PBAL1        WFBA5(2)
OPERATIONS
Investment income (loss) -- net                            $         36   $          6   $        904   $      4,860   $         --
Net realized gain (loss) on sales of investments                     (1)             3           (196)        (8,961)            (2)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        (6)            --         (6,625)       (37,985)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          29              9         (5,917)       (42,086)            (2)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          141            120          3,464         56,751             21
Net transfers(1)                                                  1,149             --          5,695        155,945             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (151)          (129)        (1,051)       (19,079)           (19)
    Death benefits                                                   --             --             --        (48,648)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    1,139             (9)         8,108        144,969              2
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --         55,435        325,961             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      1,168   $         --   $     57,626   $    428,844   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --         59,352        349,760             --
Contract purchase payments                                          139            120          3,955         64,020             21
Net transfers(1)                                                  1,080             --          6,359        175,672             --
Contract terminations:
    Surrender benefits and contract charges                        (139)          (120)        (1,265)       (21,815)           (21)
    Death benefits                                                   --             --             --        (56,997)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  1,080             --         68,401        510,640             --
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WFBA3(2)       WFBA8(2)       WFBA1(2)       WFBA9(2)         UCOF1
OPERATIONS
Investment income (loss) -- net                            $         --   $         (7)  $         --   $         --   $     (2,301)
Net realized gain (loss) on sales of investments                     (4)            --             (2)            (2)        (4,205)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --            (10)            --             --        (37,791)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (4)           (17)            (2)            (2)       (44,297)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           42          2,530             21             21        151,528
Net transfers(1)                                                     --             --             --             --        182,933
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (38)           (19)           (19)           (19)        (6,137)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        4          2,511              2              2        328,324
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --        195,851
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $      2,494   $         --   $         --   $    479,878
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --        231,644
Contract purchase payments                                           42          2,758             21             21        182,832
Net transfers(1)                                                     --             --             --             --        226,005
Contract terminations:
    Surrender benefits and contract charges                         (42)           (21)           (21)           (21)        (7,500)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --          2,737             --             --        632,981
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     UCOF2          UCOF3          UCOF4        UFCO1(3)       UFCO2(3)
OPERATIONS
Investment income (loss) -- net                            $    (19,692)  $     (7,139)  $    (28,445)  $       (301)  $     (1,150)
Net realized gain (loss) on sales of investments                (30,140)        (9,448)       (31,989)          (478)            38
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (344,605)       (97,015)      (360,199)        (3,097)        (4,572)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (394,437)      (113,602)      (420,633)        (3,876)        (5,684)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,363,220        632,682      1,639,394        138,333        496,439
Net transfers(1)                                                981,890        212,500      1,159,701         46,464        149,197
Annuity payments                                                     --           (517)            --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (81,139)       (38,331)       (73,761)          (404)        (1,007)
    Death benefits                                              (14,738)            --        (16,463)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                2,249,233        806,334      2,708,871        184,393        644,629
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,711,943        388,591      1,569,205             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  3,566,739   $  1,081,323   $  3,857,443   $    180,517   $    638,945
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,028,239        456,500      1,866,282             --             --
Contract purchase payments                                    1,624,296        752,985      1,946,290        156,310        570,053
Net transfers(1)                                              1,185,739        269,156      1,440,430         53,097        171,260
Contract terminations:
    Surrender benefits and contract charges                    (102,354)       (47,277)       (95,932)          (465)        (1,177)
    Death benefits                                              (19,129)            --        (22,593)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              4,716,791      1,431,364      5,134,477        208,942        740,136
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UFCO3(3)       UFCO4(3)       WFCO5(4)       WFCO3(4)       WFCO8(4)
OPERATIONS
Investment income (loss) -- net                            $       (169)  $       (494)  $         (7)  $         (1)  $         (1)
Net realized gain (loss) on sales of investments                     (1)            15             --             --             (1)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (478)        (2,110)            42             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (648)        (2,589)            35             (1)            (2)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       86,186        276,994            175            871            175
Net transfers(1)                                                 14,141         66,183          8,076            129             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (204)           (87)          (173)          (193)          (173)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  100,123        343,090          8,078            807              2
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     99,475   $    340,501   $      8,113   $        806   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       99,177        319,009            179            898            179
Net transfers(1)                                                 16,383         76,083          8,370            133             --
Contract terminations:
    Surrender benefits and contract charges                        (237)          (101)          (179)          (199)          (179)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                115,323        394,991          8,370            832             --
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WFCO1(4)       WFCO9(4)         WDYC7          WDYC6          WDYC5
OPERATIONS
Investment income (loss) -- net                            $         (1)  $         (1)  $       (883)  $     (2,518)  $        (59)
Net realized gain (loss) on sales of investments                     (1)            (1)           306            (23)            (9)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --             --         (7,308)       (18,902)          (865)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (2)            (2)        (7,885)       (21,443)          (933)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          156            117         17,836            477          5,358
Net transfers(1)                                                     --             --         12,941         89,647          1,030
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (154)          (115)           (21)           (27)            (8)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        2              2         30,756         90,097          6,380
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --         57,072        197,243            954
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $         --   $     79,943   $    265,897   $      6,401
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --         59,850        206,869          1,001
Contract purchase payments                                          159            120         18,408            496          5,332
Net transfers(1)                                                     --             --         13,527         98,114          1,047
Contract terminations:
    Surrender benefits and contract charges                        (159)          (120)           (24)           (32)            (8)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --             --         91,761        305,447          7,372
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WDYC4          WDYC3          WDYC2          WDYC1          PGRI2
OPERATIONS
Investment income (loss) -- net                            $     (1,948)  $       (928)  $       (115)  $         --   $       (109)
Net realized gain (loss) on sales of investments                 (2,481)            (3)           (11)            --         (2,353)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (15,357)        (6,390)          (897)            --        (15,989)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (19,786)        (7,321)        (1,023)            --        (18,451)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       16,787          4,529             --             --         25,031
Net transfers(1)                                                149,103         20,481          6,552             --         25,204
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (246)        (2,366)           (16)            --         (5,866)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  165,644         22,644          6,536             --         44,369
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  62,704         58,424          3,092             --         79,399
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    208,562   $     73,747   $      8,605   $         --   $    105,317
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           65,846         61,379          3,252             --         90,211
Contract purchase payments                                       18,095          4,708             --             --         30,578
Net transfers(1)                                                156,627         21,481          6,721             --         32,598
Contract terminations:
    Surrender benefits and contract charges                        (280)        (2,494)           (21)            --         (8,071)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                240,288         85,074          9,952             --        145,316
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     PGRI1           EFG           SGRI2          SGRI1        WFFG5(2)
OPERATIONS
Investment income (loss) -- net                            $        (50)  $     (2,171)  $     (1,718)  $     (7,835)  $         --
Net realized gain (loss) on sales of investments                (19,966)      (119,922)       (79,720)      (237,054)            (2)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (55,507)      (171,358)       (78,329)      (266,770)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (75,523)      (293,451)      (159,767)      (511,659)            (2)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       29,171        112,732         47,975        141,181             20
Net transfers(1)                                                 (4,870)        53,945        106,822        470,096             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (7,975)      (106,151)       (89,847)      (468,935)           (18)
    Death benefits                                                   --        (32,211)       (15,911)       (25,829)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   16,326         28,315         49,039        116,513              2
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 373,566      1,507,872        713,881      2,678,476             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    314,369   $  1,242,736   $    603,153   $  2,283,330   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          425,246      1,677,997        804,690      2,949,927             --
Contract purchase payments                                       36,845        138,946         58,015        181,701             21
Net transfers(1)                                                (16,952)        40,094        100,849        562,959             --
Contract terminations:
    Surrender benefits and contract charges                      (9,997)      (135,271)      (113,756)      (589,521)           (21)
    Death benefits                                                   --        (38,156)       (21,384)       (36,798)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                435,142      1,683,610        828,414      3,068,268             --
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WFFG3(2)       WFFG8(2)       WFFG1(2)       WFFG9(2)         PGRO2
OPERATIONS
Investment income (loss) -- net                            $         --   $         --   $         (2)  $         --   $     (1,078)
Net realized gain (loss) on sales of investments                     (6)            (3)            --             (3)       (12,242)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --             --            (45)            --        (28,954)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (6)            (3)           (47)            (3)       (42,274)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           41             21          2,110             21          2,400
Net transfers(1)                                                     --             --             --             --         16,218
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (35)           (18)           (18)           (18)       (10,467)
    Death benefits                                                   --             --             --             --         (1,376)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        6              3          2,092              3          6,775
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --        126,568
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $         --   $      2,045   $         --   $     91,069
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --        152,381
Contract purchase payments                                           42             21          2,438             21          3,616
Net transfers(1)                                                     --             --             --             --         22,344
Contract terminations:
    Surrender benefits and contract charges                         (42)           (21)           (21)           (21)       (16,925)
    Death benefits                                                   --             --             --             --         (2,499)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --             --          2,417             --        158,917
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     PGRO1        UFGR1(3)       UFGR2(3)       UFGR3(3)       UFGR4(3)
OPERATIONS
Investment income (loss) -- net                            $     (2,580)  $        (43)  $       (195)  $        (27)  $       (360)
Net realized gain (loss) on sales of investments               (132,998)            (8)            (5)            (5)          (135)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    32,020           (867)        (2,854)          (786)        (8,272)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (103,558)          (918)        (3,054)          (818)        (8,767)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          868         13,650         56,989         19,366         85,007
Net transfers(1)                                               (142,908)           723         26,580          4,788          4,258
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (4,434)           (76)           (76)          (121)           (89)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (146,474)        14,297         83,493         24,033         89,176
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 369,024             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    118,992   $     13,379   $     80,439   $     23,215   $     80,409
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          445,315             --             --             --             --
Contract purchase payments                                        1,110         17,050         72,805         24,948        102,501
Net transfers(1)                                               (230,725)           956         35,014          6,330          5,463
Contract terminations:
    Surrender benefits and contract charges                      (7,356)          (101)          (101)          (162)          (118)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                208,344         17,905        107,718         31,116        107,846
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WFGR5(2)       WFGR3(2)       WFGR8(2)       WFGR1(2)       WFGR9(2)
OPERATIONS
Investment income (loss) -- net                            $        (35)  $       (138)  $         --   $         --   $         --
Net realized gain (loss) on sales of investments                   (872)            (6)            (6)            (6)            (6)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (201)        (1,590)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (1,108)        (1,734)            (6)            (6)            (6)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       11,049          2,567             21             21             21
Net transfers(1)                                                     --         28,709             --             --             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (15)           (31)           (15)           (15)           (15)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   11,034         31,245              6              6              6
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      9,926   $     29,511   $         --   $         --   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       13,675          2,928             21             21             21
Net transfers(1)                                                     --         37,740             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (21)           (42)           (21)           (21)           (21)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 13,654         40,626             --             --             --
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       UHIP1          UHIP2          UHIP3          UHIP4          WHIP7
OPERATIONS
Investment income (loss) -- net                            $      7,041   $     58,042   $     18,287   $     69,666   $      6,406
Net realized gain (loss) on sales of investments                 (3,669)       (42,677)        (2,339)       (33,264)          (146)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       478         (2,647)        (3,621)         2,593         (2,045)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       3,850         12,718         12,327         38,995          4,215
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        8,755        192,234         39,721        153,291         40,215
Net transfers(1)                                                 (1,198)        55,169        122,496        517,688         34,625
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (2,250)       (28,611)        (7,363)       (22,899)          (345)
    Death benefits                                                   --             --         (9,166)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    5,307        218,792        145,688        648,080         74,495
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  74,731        570,006        210,401        737,941         64,933
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     83,888   $    801,516   $    368,416   $  1,425,016   $    143,643
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          103,835        793,303        293,522      1,031,080         71,118
Contract purchase payments                                       12,183        268,952         57,114        214,927         44,407
Net transfers(1)                                                    769         66,326        174,891        734,447         39,047
Contract terminations:
    Surrender benefits and contract charges                      (3,146)       (40,030)       (10,544)       (32,729)          (391)
    Death benefits                                                   --             --        (12,736)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                113,641      1,088,551        502,247      1,947,725        154,181
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WHIP6          WHIP5          WHIP4          WHIP3          WHIP2
OPERATIONS
Investment income (loss) -- net                            $     15,424   $        111   $      4,579   $      4,049   $      1,068
Net realized gain (loss) on sales of investments                 (3,644)          (168)        (2,187)          (972)           (43)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (7,205)           824           (488)           (56)          (836)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       4,575            767          1,904          3,021            189
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       30,763         12,720         10,821          7,955             --
Net transfers(1)                                                 99,775          6,120         50,676         80,011             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (2,510)           (22)       (19,926)        (3,066)           (60)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  128,028         18,818         41,571         84,900            (60)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 162,506          3,114         52,812         38,528         11,996
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    295,109   $     22,699   $     96,287   $    126,449   $     12,125
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          178,140          3,417         57,973         42,308         13,187
Contract purchase payments                                       33,895         14,124         11,991          8,877             --
Net transfers(1)                                                107,801          6,950         56,501         88,654             --
Contract terminations:
    Surrender benefits and contract charges                      (2,762)           (24)       (22,648)        (3,365)           (69)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                317,074         24,467        103,817        136,474         13,118
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WHIP1          UMDC1          UMDC2          PMDC2          PMDC1
OPERATIONS
Investment income (loss) -- net                            $      3,995   $     (1,843)  $    (18,932)  $     (1,713)  $    (13,585)
Net realized gain (loss) on sales of investments                   (128)        (5,757)       (22,468)        (2,647)       (38,732)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (3,082)       (70,019)      (456,631)       (46,760)      (280,841)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         785        (77,619)      (498,031)       (51,120)      (333,158)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --        160,974      1,058,279         89,678        626,793
Net transfers(1)                                                 14,946        111,098      1,387,446         91,671        397,144
Annuity payments                                                     --             --             --             --           (283)
Contract terminations:
    Surrender benefits and contract charges                        (226)       (14,277)       (92,608)       (30,810)       (68,226)
    Death benefits                                                   --             --        (19,865)            --        (68,219)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   14,720        257,795      2,333,252        150,539        887,209
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  38,718        540,498      2,462,478        315,431      1,955,979
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     54,223   $    720,674   $  4,297,699   $    414,850   $  2,510,030
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           42,577        467,575      2,133,864        202,065      1,253,976
Contract purchase payments                                           --        144,133        921,211         57,086        403,264
Net transfers(1)                                                 16,406        100,474      1,227,974         59,668        243,539
Contract terminations:
    Surrender benefits and contract charges                        (267)       (13,109)       (84,651)       (20,491)       (46,371)
    Death benefits                                                   --             --        (18,756)            --        (44,677)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 58,716        699,073      4,179,642        298,328      1,809,731
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     UMDC4           EFM           SMDC2          SMDC1        UFMC1(3)
OPERATIONS
Investment income (loss) -- net                            $    (42,080)  $    (17,510)  $    (15,833)  $    (49,363)  $       (177)
Net realized gain (loss) on sales of investments               (374,384)       (44,135)      (108,031)      (266,435)           (50)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (575,986)      (322,655)      (210,251)      (528,190)           280
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (992,450)      (384,300)      (334,115)      (843,988)            53
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,425,680        179,736        388,016        455,627         66,211
Net transfers(1)                                              1,969,282        518,176       (562,734)      (356,753)        14,437
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (368,324)      (289,334)    (1,252,699)    (2,365,549)        (1,107)
    Death benefits                                              (14,362)       (61,371)      (138,026)      (170,115)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                3,012,276        347,207     (1,565,443)    (2,436,790)        79,541
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,997,251      3,344,634      3,581,642      8,564,135             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  5,017,077   $  3,307,541   $  1,682,084   $  5,283,357   $     79,594
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,607,403      2,142,150      3,297,428      7,877,975             --
Contract purchase payments                                    1,255,349        121,298        397,841        495,625         77,992
Net transfers(1)                                              1,416,029        351,531       (535,472)      (335,626)        17,098
Contract terminations:
    Surrender benefits and contract charges                    (354,729)      (188,048)    (1,275,800)    (2,382,346)        (1,306)
    Death benefits                                              (13,046)       (42,788)      (139,708)      (174,857)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              4,911,006      2,384,143      1,744,289      5,480,771         93,784
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UFMC2(3)         WMDC7          WMDC6        UFMC4(3)         WMDC5
OPERATIONS
Investment income (loss) -- net                            $     (1,321)  $     (4,304)  $     (8,323)  $     (1,160)  $     (1,505)
Net realized gain (loss) on sales of investments                   (915)        (1,425)       (12,347)          (646)        (2,428)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     2,705       (103,118)      (146,333)        (1,195)       (20,709)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         469       (108,847)      (167,003)        (3,001)       (24,642)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      475,166        173,017        252,931        336,372         73,393
Net transfers(1)                                                181,200        200,444        734,591         95,011         87,964
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (1,378)       (24,180)        (9,607)        (2,762)          (509)
    Death benefits                                                   --             --           (355)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  654,988        349,281        977,560        428,621        160,848
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        710,611        555,738             --         99,826
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    655,457   $    951,045   $  1,366,295   $    425,620   $    236,032
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        667,442        522,139             --         93,943
Contract purchase payments                                      558,560        164,673        249,600        395,083         72,258
Net transfers(1)                                                215,714        198,570        684,000        113,150         84,663
Contract terminations:
    Surrender benefits and contract charges                      (1,641)       (25,386)        (9,852)        (5,701)          (536)
    Death benefits                                                   --             --           (410)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                772,633      1,005,299      1,445,477        502,532        250,328
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     WMDC4          WMDC3        WMDC8(2)         WMDC2          WMDC1
OPERATIONS
Investment income (loss) -- net                            $     (4,846)  $     (3,809)  $        (25)  $       (395)  $     (1,829)
Net realized gain (loss) on sales of investments                 (7,221)        (1,238)            --            191           (172)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (66,766)       (42,874)            23         (4,282)       (13,508)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (78,833)       (47,921)            (2)        (4,486)       (15,509)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      129,892        195,524         24,450             --         78,341
Net transfers(1)                                                259,246        229,923              8         35,828        196,650
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (19,846)       (13,468)           (19)           (56)          (992)
    Death benefits                                                   --         (3,394)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  369,292        408,585         24,439         35,772        273,999
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 390,280        165,341             --          8,315         13,647
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    680,739   $    526,005   $     24,437   $     39,601   $    272,137
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          367,294        155,709             --          7,839         12,870
Contract purchase payments                                      128,050        191,220         27,402             --         78,991
Net transfers(1)                                                246,074        228,822              8         34,385        199,344
Contract terminations:
    Surrender benefits and contract charges                     (18,765)       (13,573)           (21)           (42)        (1,069)
    Death benefits                                                   --         (3,281)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                722,653        558,897         27,389         42,182        290,136
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WMDC9(2)          EFO           SOVS2          SOVS1        UFOV1(3)
OPERATIONS
Investment income (loss) -- net                            $         --   $     (2,771)  $     (2,389)  $     (7,174)  $        (40)
Net realized gain (loss) on sales of investments                     (2)       (27,891)      (170,775)      (134,638)            (4)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --        (63,476)       105,127        128,995           (528)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (2)       (94,138)       (68,037)       (12,817)          (572)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           21         37,862        151,449         58,659         15,237
Net transfers(1)                                                     --         10,166         (4,558)     1,290,070          2,766
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (19)       (16,490)      (305,527)       (39,954)           (75)
    Death benefits                                                   --           (457)        (1,534)       (48,599)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        2         31,081       (160,170)     1,260,176         17,928
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        403,536        313,442        576,293             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $    340,479   $     85,235   $  1,823,652   $     17,356
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        528,603        476,140        932,974             --
Contract purchase payments                                           21         35,729        276,256        116,452         19,463
Net transfers(1)                                                     --         14,276        (11,441)     2,890,130          3,676
Contract terminations:
    Surrender benefits and contract charges                         (21)       (10,116)      (572,916)       (74,856)          (100)
    Death benefits                                                   --           (717)        (2,993)       (98,148)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --        567,775        165,046      3,766,552         23,039
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UFOV2(3)       UFOV3(3)       UFOV4(3)         WISE7          WISE6
OPERATIONS
Investment income (loss) -- net                            $        (35)  $        (33)  $        (11)  $    109,678   $    142,504
Net realized gain (loss) on sales of investments                     --            (12)            (9)       (46,003)       (24,778)
Distributions from capital gains                                     --             --             --         26,249         34,441
Net change in unrealized appreciation or
  depreciation of investments                                       (75)          (761)          (266)      (122,237)      (196,357)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (110)          (806)          (286)       (32,313)       (44,190)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       12,653          9,787          1,732        132,871        105,566
Net transfers(1)                                                  2,687          2,125          1,315        148,891        785,622
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (75)          (120)           (75)      (141,717)       (67,500)
    Death benefits                                                   --             --             --         (1,901)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   15,265         11,792          2,972        138,144        823,688
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --      1,119,271      1,177,770
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     15,155   $     10,986   $      2,686   $  1,225,102   $  1,957,268
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --        968,933      1,020,460
Contract purchase payments                                       16,676         11,933          1,925        113,987         89,105
Net transfers(1)                                                  3,554          2,833          1,748        122,278        678,809
Contract terminations:
    Surrender benefits and contract charges                        (100)          (160)          (100)      (123,668)       (60,667)
    Death benefits                                                   --             --             --         (1,631)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 20,130         14,606          3,573      1,079,899      1,727,707
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WISE5          WISE4          WISE3          WISE2          WISE1
OPERATIONS
Investment income (loss) -- net                            $     11,533   $    204,628   $    111,297   $     22,789   $     57,161
Net realized gain (loss) on sales of investments                 (4,783)       (61,230)       (62,928)       (22,257)       (25,603)
Distributions from capital gains                                  2,879         50,458         27,497          5,881         14,253
Net change in unrealized appreciation or
  depreciation of investments                                   (10,393)      (256,744)      (120,366)       (16,233)       (75,611)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (764)       (62,888)       (44,500)        (9,820)       (29,800)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       29,223        297,425        100,257         25,247         62,817
Net transfers(1)                                                108,075        502,176        243,416         56,744        334,744
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (19,648)      (140,609)       (44,218)       (22,403)       (28,300)
    Death benefits                                                   --             --        (26,097)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  117,650        658,992        273,358         59,588        369,261
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  99,796      1,977,381      1,092,152        279,555        405,513
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    216,682   $  2,573,485   $  1,321,010   $    329,323   $    744,974
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          101,150      2,006,000      1,110,564        284,702        413,265
Contract purchase payments                                       30,454        301,608        100,536         26,675         63,871
Net transfers(1)                                                112,031        500,645        231,893         54,128        329,143
Contract terminations:
    Surrender benefits and contract charges                     (19,537)      (143,061)       (45,131)       (22,529)       (29,339)
    Death benefits                                                   --             --        (27,876)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                224,098      2,665,192      1,369,986        342,976        776,940
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   URES1(3)       URES2(3)         WRES7          WRES6        URES4(3)
OPERATIONS
Investment income (loss) -- net                            $        (26)  $        (56)  $      9,502   $     16,072   $        (13)
Net realized gain (loss) on sales of investments                    (51)             3           (943)         2,843              1
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       324            547        (18,109)       (37,855)            80
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         247            494         (9,550)       (18,940)            68
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        9,885          9,434        241,375        271,565          2,005
Net transfers(1)                                                  3,090         22,757        262,230        527,788          5,204
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (94)           (94)       (57,635)       (18,789)           (94)
    Death benefits                                                   --             --         (1,436)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   12,881         32,097        444,534        780,564          7,115
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --        170,012        694,955             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     13,128   $     32,591   $    604,996   $  1,456,579   $      7,183
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --        119,378        488,420             --
Contract purchase payments                                       10,933         10,110        165,705        188,260          2,124
Net transfers(1)                                                  3,215         24,889        174,674        351,829          5,682
Contract terminations:
    Surrender benefits and contract charges                        (100)          (101)       (37,663)       (13,067)          (100)
    Death benefits                                                   --             --           (911)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 14,048         34,898        421,183      1,015,442          7,706
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        ERE           WRES4          WRES3          SRES1          WRES2
OPERATIONS
Investment income (loss) -- net                            $      7,512   $      9,032   $      5,749   $     20,352   $        (91)
Net realized gain (loss) on sales of investments                   (131)         3,069         (7,284)       (31,066)            17
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (18,391)       (22,362)       (50,339)       (86,070)           404
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (11,010)       (10,261)       (51,874)       (96,784)           330
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       71,924         58,501        188,693         61,831          6,840
Net transfers(1)                                                285,762        352,745        810,870        806,851         51,758
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (34,903)       (17,684)       (68,414)      (350,888)           (50)
    Death benefits                                              (17,724)            --         (1,465)       (20,578)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  305,059        393,562        929,684        497,216         58,548
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 433,717        468,633        291,241        958,744         13,879
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    727,766   $    851,934   $  1,169,051   $  1,359,176   $     72,757
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          325,305        372,972        231,909        684,807         11,085
Contract purchase payments                                       51,754         44,942        144,569         42,054          5,594
Net transfers(1)                                                203,060        269,537        602,432        495,914         41,226
Contract terminations:
    Surrender benefits and contract charges                     (25,006)       (13,730)       (52,037)      (242,227)           (41)
    Death benefits                                              (13,262)            --         (1,164)       (14,036)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                541,851        673,721        925,709        966,512         57,864
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WRES1          USMC1          USMC2          PSMC2          WSMC7
OPERATIONS
Investment income (loss) -- net                            $      4,894   $     (2,049)  $    (15,873)  $     (3,026)  $    (11,448)
Net realized gain (loss) on sales of investments                     51         (6,530)       (58,673)       (10,823)       (96,689)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (20,649)       (72,966)      (571,645)      (101,478)      (352,145)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (15,704)       (81,545)      (646,191)      (115,327)      (460,282)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       15,249        130,743        686,046         93,545        215,530
Net transfers(1)                                                268,757         68,506        559,095        167,539         87,170
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (5,415)        (3,488)       (64,452)       (21,099)       (80,697)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  278,591        195,761      1,180,689        239,985        222,003
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 156,699        235,418      1,630,211        264,797      1,325,806
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    419,586   $    349,634   $  2,164,709   $    389,455   $  1,087,527
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          125,234        311,929      2,164,774        261,449      2,416,038
Contract purchase payments                                       11,862        233,409      1,104,253        107,926        416,981
Net transfers(1)                                                201,303        116,838        909,365        200,226        157,503
Contract terminations:
    Surrender benefits and contract charges                      (4,232)        (5,934)      (104,433)       (24,054)      (177,226)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                334,167        656,242      4,073,959        545,547      2,813,296
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       PSMC1          USMC4          WSMC5          WSMC4          WSMC3
OPERATIONS
Investment income (loss) -- net                            $    (31,124)  $    (33,347)  $     (4,077)  $    (19,835)  $    (13,384)
Net realized gain (loss) on sales of investments               (107,238)      (516,972)       (43,588)      (164,470)      (102,517)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (1,009,866)      (796,517)       (96,453)      (463,273)      (294,118)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (1,148,228)    (1,346,836)      (144,118)      (647,578)      (410,019)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      709,490        698,859         49,329        123,567         77,433
Net transfers(1)                                                939,236       (104,697)        82,845        270,529         (9,929)
Annuity payments                                                 (1,452)            --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (85,480)      (169,659)        (2,096)       (94,297)       (39,366)
    Death benefits                                              (36,964)            --         (7,858)            --        (20,952)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,524,830        424,503        122,220        299,799          7,186
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,884,175      3,513,959        366,045      1,818,769      1,311,681
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  3,260,777   $  2,591,626   $    344,147   $  1,470,990   $    908,848
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,844,121      4,682,976        723,446      3,329,865      2,596,508
Contract purchase payments                                      808,706      1,115,527        111,709        235,703        174,097
Net transfers(1)                                              1,079,907       (585,035)       159,005        479,373        (63,324)
Contract terminations:
    Surrender benefits and contract charges                    (117,740)      (304,605)        (5,560)      (212,597)       (98,125)
    Death benefits                                              (40,808)            --        (21,401)            --        (47,902)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              4,574,186      4,908,863        967,199      3,832,344      2,561,254
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WSMC8(2)         WSMC2          WSMC1        WSMC9(2)       UVAS1(3)
OPERATIONS
Investment income (loss) -- net                            $         --   $     (2,068)  $     (5,404)  $         --   $        (24)
Net realized gain (loss) on sales of investments                     (5)       (35,361)       (19,618)            (5)             6
Distributions from capital gains                                     --             --             --             --              1
Net change in unrealized appreciation or
  depreciation of investments                                        --        (15,408)      (114,647)            --            201
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (5)       (52,837)      (139,669)            (5)           184
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           21          1,870        168,434             21          4,194
Net transfers(1)                                                     --         18,483         34,189             --         15,181
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (16)       (11,647)       (17,618)           (16)          (353)
    Death benefits                                                   --        (13,952)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        5         (5,246)       185,005              5         19,022
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        175,174        310,383             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $    117,091   $    355,719   $         --   $     19,206
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        347,835        616,623             --             --
Contract purchase payments                                           21          6,868        363,987             21          5,279
Net transfers(1)                                                     --         51,347         75,960             --         19,176
Contract terminations:
    Surrender benefits and contract charges                         (21)       (26,387)       (48,427)           (21)          (439)
    Death benefits                                                   --        (48,268)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --        331,395      1,008,143             --         24,016
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UVAS2(3)         PVAS2        WVAS7(5)        PVAS1         UVAS4(3)
OPERATIONS
Investment income (loss) -- net                            $       (284)  $         (3)  $       (143)  $       (185)  $       (132)
Net realized gain (loss) on sales of investments                   (639)            64         (3,282)          (452)          (172)
Distributions from capital gains                                      1             10            412            366              1
Net change in unrealized appreciation or
  depreciation of investments                                     2,055           (112)           (24)        (2,315)           457
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1,133            (41)        (3,037)        (2,586)           154
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       64,119             --         23,955         31,418         21,338
Net transfers(1)                                                 36,624             --         26,211         29,334         27,453
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (48)          (331)          (139)          (467)           (52)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  100,695           (331)        50,027         60,285         48,739
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --            372             --          2,916             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    101,828   $         --   $     46,990   $     60,615   $     48,893
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --            256             --          2,015             --
Contract purchase payments                                       80,922             --         32,408         23,767         26,232
Net transfers(1)                                                 46,554             --         26,893         21,317         35,133
Contract terminations:
    Surrender benefits and contract charges                         (60)          (256)          (177)          (313)           (66)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                127,416             --         59,124         46,786         61,299
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WVAS5(2)       WVAS4(5)       WVAS3(2)       WVAS8(2)       WVAS2(5)
OPERATIONS
Investment income (loss) -- net                            $       (162)  $       (371)  $       (191)  $        (73)  $        (11)
Net realized gain (loss) on sales of investments                   (804)          (503)          (638)       (14,162)             1
Distributions from capital gains                                    529            609             46            999              4
Net change in unrealized appreciation or
  depreciation of investments                                    (2,821)        (5,542)         1,342             --             31
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (3,258)        (5,807)           559        (13,236)            25
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       24,182         22,700         17,156         43,545            171
Net transfers(1)                                                 28,081         62,776         35,781        (30,291)         3,172
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (546)        (3,831)           (36)           (18)          (135)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   51,717         81,645         52,901         13,236          3,208
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     48,459   $     75,838   $     53,460   $         --   $      3,233
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       23,922         27,144         19,465         39,874            172
Net transfers(1)                                                 31,891         72,835         41,508        (39,853)         4,082
Contract terminations:
    Surrender benefits and contract charges                        (632)        (4,303)           (42)           (21)          (172)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 55,181         95,676         60,931             --          4,082
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WVAS1(2)       WVAS9(2)        UMSS1          UMSS2          PMSS2
OPERATIONS
Investment income (loss) -- net                            $        (29)  $         --   $       (906)  $     (7,717)  $       (424)
Net realized gain (loss) on sales of investments                      1             (3)       (16,102)       (18,132)        (6,692)
Distributions from capital gains                                      1              1          7,174         85,962          4,768
Net change in unrealized appreciation or
  depreciation of investments                                       267             --        (45,624)      (680,953)       (31,950)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         240             (2)       (55,458)      (620,840)       (34,298)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        1,483             21        528,400      2,705,068        103,227
Net transfers(1)                                                  7,737             --        242,677      2,277,487        159,806
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (18)           (19)       (24,633)      (135,217)          (967)
    Death benefits                                                   --             --             --        (19,498)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    9,202              2        746,444      4,827,840        262,066
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --         71,298      1,529,647         76,628
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      9,442   $         --   $    762,284   $  5,736,647   $    304,396
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --         61,488      1,321,211         62,561
Contract purchase payments                                        1,825             21        483,766      2,428,846         83,530
Net transfers(1)                                                  8,976             --        232,459      2,077,583        139,872
Contract terminations:
    Surrender benefits and contract charges                         (21)           (21)       (24,862)      (128,243)          (899)
    Death benefits                                                   --             --             --        (18,568)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 10,780             --        752,851      5,680,829        285,064
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WMSS7          PMSS1          WMSS6          UMSS4           EMU
OPERATIONS
Investment income (loss) -- net                            $     (2,438)  $     (5,445)  $     (4,112)  $    (17,851)  $     (3,952)
Net realized gain (loss) on sales of investments                 (7,995)       (22,250)       (20,384)       (56,460)       (53,580)
Distributions from capital gains                                 19,409         32,309         29,006         94,384         21,939
Net change in unrealized appreciation or
  depreciation of investments                                  (136,508)      (251,255)      (190,395)      (713,153)      (117,038)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (127,532)      (246,641)      (185,885)      (693,080)      (152,631)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      139,820      1,199,516        257,676      2,756,558        220,117
Net transfers(1)                                                308,022      1,338,862        634,136      2,783,378        367,398
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (18,121)       (31,289)       (18,112)       (78,543)       (69,009)
    Death benefits                                               (1,230)       (20,935)            --         (5,777)        (3,193)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  428,491      2,486,154        873,700      5,455,616        515,313
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 648,734        307,457        804,345      1,584,855        673,880
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    949,693   $  2,546,970   $  1,492,160   $  6,347,391   $  1,036,562
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          520,959        251,581        646,341      1,373,613        546,335
Contract purchase payments                                      112,367      1,017,354        219,006      2,482,792        188,072
Net transfers(1)                                                258,926      1,171,066        527,902      2,550,072        292,629
Contract terminations:
    Surrender benefits and contract charges                     (15,895)       (29,926)       (16,010)       (74,095)       (57,595)
    Death benefits                                               (1,027)       (16,993)            --         (5,803)        (3,048)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                875,330      2,393,082      1,377,239      6,326,579        966,393
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WMSS4          WMSS3          SMSS1          WMSS2          WMSS1
OPERATIONS
Investment income (loss) -- net                            $     (5,894)  $     (4,192)  $     (2,214)  $       (727)  $       (974)
Net realized gain (loss) on sales of investments                (18,675)       (24,179)      (200,365)          (138)          (360)
Distributions from capital gains                                 22,990         20,338         35,212          1,378          5,225
Net change in unrealized appreciation or
  depreciation of investments                                  (152,498)      (132,031)       (91,159)       (11,653)       (41,036)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (154,077)      (140,064)      (258,526)       (11,140)       (37,145)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      197,266        316,012        181,458          1,322         22,636
Net transfers(1)                                                383,581        582,270        511,276         87,148        319,447
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (43,314)       (50,699)      (239,302)          (242)        (4,716)
    Death benefits                                               (6,081)        (4,030)       (37,229)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  531,452        843,553        416,203         88,228        337,367
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 811,937        380,068        593,143         47,990         27,810
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,189,312   $  1,083,557   $    750,820   $    125,078   $    328,032
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          691,209        324,208        472,993         41,027         23,784
Contract purchase payments                                      177,064        281,064        150,076          1,447         22,367
Net transfers(1)                                                342,848        508,909        302,264         80,980        281,875
Contract terminations:
    Surrender benefits and contract charges                     (40,191)       (47,411)      (202,035)          (227)        (4,450)
    Death benefits                                               (5,990)        (3,931)       (32,829)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,164,940      1,062,839        690,469        123,227        323,576
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WMSS9(2)        UDMS1          UDMS2          UDMS3          UDMS4
OPERATIONS
Investment income (loss) -- net                            $          1   $         28   $        104   $         24   $        122
Net realized gain (loss) on sales of investments                     (3)           (14)        (1,501)           (11)        (1,106)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --            (90)            60           (321)        (6,256)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (2)           (76)        (1,337)          (308)        (7,240)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           21             --         10,807          1,223         27,326
Net transfers(1)                                                     --             --         31,690            978         76,924
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (19)           (80)            --            (10)        (2,537)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        2            (80)        42,497          2,191        101,713
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --          6,868         32,700         13,820         91,736
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $      6,712   $     73,860   $     15,703   $    186,209
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --          8,639         41,221         17,452        116,020
Contract purchase payments                                           21             --         13,016          1,389         30,274
Net transfers(1)                                                     --             --         40,011          1,282         95,822
Contract terminations:
    Surrender benefits and contract charges                         (21)           (98)            --            (13)        (3,078)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --          8,541         94,248         20,110        239,038
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       UINT1          UINT2          PINT2          PINT1          UINT3
OPERATIONS
Investment income (loss) -- net                            $      1,265   $      6,586   $        288   $        750   $      2,196
Net realized gain (loss) on sales of investments                (13,624)       (44,377)          (465)          (678)        (8,311)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (53,960)      (253,827)       (13,300)       (44,430)      (120,222)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (66,319)      (291,618)       (13,477)       (44,358)      (126,337)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      139,939        449,788         22,585         53,882        176,711
Net transfers(1)                                                 13,138        533,775         30,288         75,752        121,591
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (11,301)       (39,939)        (1,013)        (1,368)       (17,796)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  141,776        943,624         51,860        128,266        280,506
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 274,624        749,772         26,269        131,090        433,473
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    350,081   $  1,401,778   $     64,652   $    214,998   $    587,642
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          324,353        887,194         29,059        145,353        514,024
Contract purchase payments                                      186,207        554,162         24,535         60,444        220,423
Net transfers(1)                                                 16,396        668,731         36,565         92,259        158,302
Contract terminations:
    Surrender benefits and contract charges                     (14,160)       (51,528)        (1,325)        (1,679)       (26,375)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                512,796      2,058,559         88,834        296,377        866,374
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     UINT4         WINT5(2)       WINT3(2)       WINT8(2)       WINT1(2)
OPERATIONS
Investment income (loss) -- net                            $     10,097   $      3,528   $        (27)  $      9,485   $         (2)
Net realized gain (loss) on sales of investments               (149,746)       (59,609)        31,612       (124,459)            (1)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (268,932)       (30,417)            41        (51,137)           (35)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (408,581)       (86,498)        31,626       (166,111)           (38)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      798,509          7,718         39,056          7,250          1,132
Net transfers(1)                                                  5,635        372,022         (6,479)       592,920             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (117,449)       (52,974)          (193)      (125,213)           (17)
    Death benefits                                                   --             --             --        (32,755)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  686,695        326,766         32,384        442,202          1,115
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,327,193             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,605,307   $    240,268   $     64,010   $    276,091   $      1,077
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,576,124             --             --             --             --
Contract purchase payments                                      961,450          7,301         44,496          8,093          1,309
Net transfers(1)                                                (12,961)       338,342         32,186        494,622             --
Contract terminations:
    Surrender benefits and contract charges                    (151,774)       (59,162)          (203)      (138,995)           (21)
    Death benefits                                                   --             --             --        (33,563)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,372,839        286,481         76,479        330,157          1,288
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WINT9(2)         JCG           SCGR2          SCGR1          WUSE7
OPERATIONS
Investment income (loss) -- net                            $         --   $     (5,274)  $       (700)  $    (12,064)  $     (6,154)
Net realized gain (loss) on sales of investments                     (4)       (90,147)        (2,199)      (201,215)       (41,560)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --        (37,075)       (14,859)       (52,148)      (238,255)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (4)      (132,496)       (17,758)      (265,427)      (285,969)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           21          3,554          7,244         11,847         69,897
Net transfers(1)                                                     --        (58,675)        20,685        151,565        165,412
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (17)       (51,966)        (3,834)       (93,108)       (47,247)
    Death benefits                                                   --         (9,452)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        4       (116,539)        24,095         70,304        188,062
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        553,639         43,219        867,900      1,079,751
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $    304,604   $     49,556   $    672,777   $    981,844
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        626,229         56,182      1,090,131      1,352,225
Contract purchase payments                                           21          4,496          9,479         15,247         96,832
Net transfers(1)                                                     --        (85,965)        26,981        168,680        213,602
Contract terminations:
    Surrender benefits and contract charges                         (21)       (69,211)        (6,228)      (139,328)       (69,597)
    Death benefits                                                   --        (13,995)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --        461,554         86,414      1,134,730      1,593,062
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WUSE6           JUS           WUSE4          WUSE3          SUSE1
OPERATIONS
Investment income (loss) -- net                            $    (12,186)  $     (6,725)  $     (9,605)  $     (7,113)  $    (13,594)
Net realized gain (loss) on sales of investments               (198,174)      (148,418)       (52,804)      (189,191)      (440,569)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (268,561)       (72,750)      (231,168)       (34,964)       116,397
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (478,921)      (227,893)      (293,577)      (231,268)      (337,766)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      279,773         54,459         57,788         38,767             80
Net transfers(1)                                               (176,647)       (27,691)       273,875        210,420       (524,334)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (15,272)       (66,517)       (43,265)       (50,329)      (129,085)
    Death benefits                                              (16,995)       (17,578)            --        (12,875)       (10,154)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   70,859        (57,327)       288,398        185,983       (663,493)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,662,414      1,028,024      1,164,420        807,268      1,416,772
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,254,352   $    742,804   $  1,159,241   $    761,983   $    415,513
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,083,450      1,182,703      1,464,691      1,016,772      1,746,913
Contract purchase payments                                      369,401         77,712         84,843         56,270            122
Net transfers(1)                                               (369,280)       (39,931)       409,563        268,888       (861,363)
Contract terminations:
    Surrender benefits and contract charges                     (17,986)       (87,663)       (64,830)       (74,221)      (202,879)
    Death benefits                                              (27,518)       (23,547)            --        (20,854)       (16,336)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,038,067      1,109,274      1,894,267      1,246,855        666,457
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WUSE2          WUSE1           JIF           SIEQ2          SIEQ1
OPERATIONS
Investment income (loss) -- net                            $     (1,657)  $     (2,915)  $         26   $       (261)  $     (1,888)
Net realized gain (loss) on sales of investments                (15,395)       (17,347)        (7,280)       (10,120)       (26,969)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (28,674)       (57,431)        (5,594)           610        (47,707)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (45,726)       (77,693)       (12,848)        (9,771)       (76,564)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --         24,382          5,338          5,150         11,603
Net transfers(1)                                                 29,975         67,482         20,122        (13,966)        25,266
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (23,455)        (2,502)        (7,023)          (168)        (5,570)
    Death benefits                                               (4,503)            --             --             --        (32,641)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    2,017         89,362         18,437         (8,984)        (1,342)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 168,023        226,069         69,980         46,093        408,267
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    124,314   $    237,738   $     75,569   $     27,338   $    330,361
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          212,189        285,684         84,129         68,437        629,992
Contract purchase payments                                           --         30,685          6,359          7,514         18,820
Net transfers(1)                                                 40,163         78,760         31,088        (25,229)        56,865
Contract terminations:
    Surrender benefits and contract charges                     (40,180)        (3,917)        (8,748)          (271)        (9,197)
    Death benefits                                               (7,837)            --             --             --        (62,213)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                204,335        391,212        112,828         50,451        634,267
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WMCV7          WMCV6           JMC           WMCV4          WMCV3
OPERATIONS
Investment income (loss) -- net                            $     (4,738)  $     (3,328)  $     (1,549)  $     (8,313)  $     (5,107)
Net realized gain (loss) on sales of investments                 19,602          4,959           (645)        (6,412)           865
Distributions from capital gains                                  4,961          6,807          1,726          5,823          3,659
Net change in unrealized appreciation or
  depreciation of investments                                  (147,181)      (181,484)       (39,029)      (158,087)       (97,312)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (127,356)      (173,046)       (39,497)      (166,989)       (97,895)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      183,091        155,649         87,169        113,517        196,186
Net transfers(1)                                                 43,045        519,550        146,113        508,442        148,374
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (156,365)       (58,716)        (5,808)      (130,415)       (32,025)
    Death benefits                                               (1,395)        (1,388)       (22,546)            --        (21,406)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   68,376        615,095        204,928        491,544        291,129
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,633,177      1,710,264        390,010      1,532,938        976,924
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,574,197   $  2,152,313   $    555,441   $  1,857,493   $  1,170,158
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,040,769      1,090,863        279,529        982,105        626,057
Contract purchase payments                                      113,308         94,188         63,823         73,678        123,842
Net transfers(1)                                                  9,856        311,708        100,828        291,575         82,359
Contract terminations:
    Surrender benefits and contract charges                     (97,917)       (37,564)        (4,250)       (81,592)       (20,446)
    Death benefits                                                 (838)          (814)       (17,004)            --        (13,299)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,065,178      1,458,381        422,926      1,265,766        798,513
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WMCV2          WMCV1           ESB           PJGT2          PJGT1
OPERATIONS
Investment income (loss) -- net                            $     (1,209)  $     (4,188)  $    124,290   $       (241)  $       (529)
Net realized gain (loss) on sales of investments                    (96)        (1,087)      (420,812)          (145)          (661)
Distributions from capital gains                                    576          1,771             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (13,154)       (46,154)      (816,518)       (11,772)       (23,163)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (13,883)       (49,658)    (1,113,040)       (12,158)       (24,353)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        2,280         92,644         56,724         22,990            500
Net transfers(1)                                                 27,784         26,235     (1,163,039)           376          1,192
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (4,600)        (6,274)    (1,271,989)           (60)          (818)
    Death benefits                                                   --             --       (230,919)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   25,464        112,605     (2,609,223)        23,306            874
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 170,918        499,382     15,155,191         12,210         57,560
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    182,499   $    562,329   $ 11,432,928   $     23,358   $     34,081
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          109,824        321,115      9,901,125         27,245        128,711
Contract purchase payments                                        1,666         58,373         38,121         61,257          1,358
Net transfers(1)                                                 16,768         10,442       (811,965)           894          2,796
Contract terminations:
    Surrender benefits and contract charges                      (3,179)        (4,021)      (873,985)          (135)        (2,211)
    Death benefits                                                   --             --       (156,945)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                125,079        385,909      8,096,351         89,261        130,654
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        EJT           SGLT2          SGLT1          PJGP2          PJGP1
OPERATIONS
Investment income (loss) -- net                            $     (3,623)  $     (2,386)  $     (9,505)  $     (1,678)  $     (4,826)
Net realized gain (loss) on sales of investments                (91,176)      (293,012)      (497,072)        (3,104)       (20,350)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (57,090)       191,844        137,000        (43,395)      (103,918)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (151,889)      (103,554)      (369,577)       (48,177)      (129,094)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          498             --             82          1,189         13,743
Net transfers(1)                                                   (668)       (60,921)      (263,516)        25,429        107,703
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (19,809)       (39,105)       (90,668)          (286)       (25,631)
    Death benefits                                               (6,650)            --         (1,945)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (26,629)      (100,026)      (356,047)        26,332         95,815
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 369,366        265,785      1,054,996        153,616        386,113
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    190,848   $     62,205   $    329,372   $    131,771   $    352,834
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          878,302        632,718      2,515,896        238,912        601,142
Contract purchase payments                                        1,562             --            209          1,957         23,338
Net transfers(1)                                                (12,300)      (240,130)      (835,941)        42,537        179,712
Contract terminations:
    Surrender benefits and contract charges                     (72,930)      (138,213)      (321,083)          (526)       (45,188)
    Death benefits                                              (15,738)            --         (7,580)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                778,896        254,375      1,351,501        282,880        759,004
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        EJG           SGRP2          SGRP1           EJI           SINT2
OPERATIONS
Investment income (loss) -- net                            $    (22,068)  $    (21,291)  $    (56,438)  $     (6,533)  $     (4,410)
Net realized gain (loss) on sales of investments               (342,177)      (381,146)    (1,202,197)      (213,969)      (113,781)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (165,479)       (89,915)        71,135        (50,123)       (12,771)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (529,724)      (492,352)    (1,187,500)      (270,625)      (130,962)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       21,392         54,788             --          8,933          8,121
Net transfers(1)                                               (278,332)      (285,740)      (671,407)      (107,930)      (314,856)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (131,444)      (132,727)      (458,552)       (64,735)       (39,609)
    Death benefits                                                 (938)       (26,813)       (66,588)       (16,857)        (4,614)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (389,322)      (390,492)    (1,196,547)      (180,589)      (350,958)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,048,552      1,905,980      4,851,809      1,033,685        719,288
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,129,506   $  1,023,136   $  2,467,762   $    582,471   $    237,368
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        3,384,901      3,151,746      8,148,636      1,718,972      1,194,870
Contract purchase payments                                       40,577         99,488             --         16,763         13,753
Net transfers(1)                                               (592,402)      (599,483)    (1,344,295)      (246,939)      (577,380)
Contract terminations:
    Surrender benefits and contract charges                    (247,913)      (260,127)      (918,096)      (135,460)       (80,176)
    Death benefits                                               (2,148)       (45,603)      (139,065)       (30,278)       (10,399)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,583,015      2,346,021      5,747,180      1,323,058        540,668
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       SINT1          PJAG2          PJAG1           EJA           SAGP2
OPERATIONS
Investment income (loss) -- net                            $     27,375)  $     (1,072)  $     (1,385)  $     (9,616)  $     (3,736)
Net realized gain (loss) on sales of investments             (1,107,824)          (741)       (17,641)      (191,771)      (263,151)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   242,492        (28,841)       (23,577)       (62,257)       160,335
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (892,707)       (30,654)       (42,603)      (263,644)      (106,552)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          879          3,629          6,356          9,126             --
Net transfers(1)                                               (793,260)        44,043         35,685        (65,371)       (86,813)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (237,125)           (72)        (1,382)       (47,626)       (67,543)
    Death benefits                                              (44,671)        (1,705)       (43,332)       (16,669)          (866)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (1,074,177)        45,895         (2,673)      (120,540)      (155,222)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               3,928,878         85,479        132,451        926,422        396,436
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,961,994   $    100,720   $     87,175   $    542,238   $    134,662
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        7,176,671        187,858        291,229      2,218,057        951,255
Contract purchase payments                                        1,177         10,064         16,518         28,605             --
Net transfers(1)                                             (1,660,772)       118,508         85,887       (211,734)      (286,823)
Contract terminations:
    Surrender benefits and contract charges                    (513,408)          (179)        (3,644)      (157,209)      (205,145)
    Death benefits                                              (99,964)        (4,740)      (119,871)       (45,144)        (2,939)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              4,903,704        311,511        270,119      1,832,575        456,348
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       SAGP1           EWG           SUDE2          SUDE1           EDE
OPERATIONS
Investment income (loss) -- net                            $    (20,483)  $    (29,459)  $     (2,359)  $    (10,237)  $     (6,556)
Net realized gain (loss) on sales of investments               (916,869)      (743,461)        (7,891)      (141,806)       (36,080)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   420,063     (1,008,548)       (41,602)       (53,688)      (105,653)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (517,289)    (1,781,468)       (51,852)      (205,731)      (148,289)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       20,339         39,991          9,055         11,823         32,838
Net transfers(1)                                               (405,915)      (515,016)        20,801        (12,010)        27,975
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (159,544)      (593,964)       (15,686)       (55,392)       (32,033)
    Death benefits                                              (11,030)       (54,225)        (1,003)        (9,687)       (15,037)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (556,150)    (1,123,214)        13,167        (65,266)        13,743
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,999,103      7,161,188        178,817        841,997        568,963
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    925,664   $  4,256,506   $    140,132   $    571,000   $    434,417
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        5,754,407      5,321,560        230,407      1,041,478        699,688
Contract purchase payments                                       80,553         33,464         11,672         14,951         39,694
Net transfers(1)                                             (1,432,524)      (479,588)        26,710             (6)        34,998
Contract terminations:
    Surrender benefits and contract charges                    (596,555)      (523,022)       (23,894)       (88,565)       (36,874)
    Death benefits                                              (38,635)       (47,653)        (1,738)       (16,220)       (18,762)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,767,246      4,304,761        243,157        951,638        718,744
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        ERQ           SREQ2          SREQ1           ERI           SRIE2
OPERATIONS
Investment income (loss) -- net                            $     (1,403)  $       (330)  $     (1,580)  $       (735)  $        (49)
Net realized gain (loss) on sales of investments                (32,334)           (79)       (18,931)        (2,493)          (458)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    16,125         (3,748)         2,363         (3,899)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (17,612)        (4,157)       (18,148)        (7,127)          (507)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --             --         57,842              8          6,066
Net transfers(1)                                                (39,740)        12,029        119,699          1,797         (5,559)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (3,658)           (16)      (102,565)        (3,824)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (43,398)        12,013         74,976         (2,019)           507
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 152,822         20,961         62,391         58,896             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     91,812   $     28,817   $    119,219   $     49,750   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          168,271         22,993         63,438         82,265             --
Contract purchase payments                                           --             --         70,362             99          9,016
Net transfers(1)                                                (41,531)        15,344        138,425          2,088         (9,016)
Contract terminations:
    Surrender benefits and contract charges                      (4,320)           (21)      (125,099)        (5,535)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                122,420         38,316        147,126         78,917             --
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       SRIE1          PCHY2          PCHY1          PEQU2          PEQU1
OPERATIONS
Investment income (loss) -- net                            $     (2,146)  $      5,373   $     20,257   $     (1,923)  $     (4,965)
Net realized gain (loss) on sales of investments                 (8,836)          (104)        (5,625)        (7,059)       (34,159)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (699)        (3,589)        (9,884)       (65,256)      (137,952)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (11,681)         1,680          4,748        (74,238)      (177,076)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        7,195         25,157         97,203         10,220         39,878
Net transfers(1)                                                 39,999         19,454         40,214         52,046        108,271
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (3,241)        (1,957)        (3,924)       (37,083)       (28,559)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   43,953         42,654        133,493         25,183        119,590
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 142,176         77,403        288,779        238,431        493,949
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    174,448   $    121,737   $    427,020   $    189,376   $    436,463
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          201,027         72,474        270,615        309,092        640,804
Contract purchase payments                                       11,642         23,330         91,297         14,104         55,790
Net transfers(1)                                                 72,981         18,281         36,094         72,132        141,592
Contract terminations:
    Surrender benefits and contract charges                      (4,936)        (1,870)        (3,698)       (52,408)       (46,098)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                280,714        112,215        394,308        342,920        792,088
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       UGRS1          UGRS2          UGRS3          UGRS4          PGIS2
OPERATIONS
Investment income (loss) -- net                            $     (2,115)  $    (18,858)  $     (5,457)  $    (19,378)  $        (22)
Net realized gain (loss) on sales of investments                 (5,687)       (56,490)       (11,201)       (58,795)        (2,233)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (62,137)      (528,545)      (134,536)      (425,640)           418
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (69,939)      (603,893)      (151,194)      (503,813)        (1,837)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       14,601        416,548         67,992        361,891             --
Net transfers(1)                                                 45,745        221,565         82,861        251,962         (4,332)
Annuity payments                                                     --             --           (386)            --             --
Contract terminations:
    Surrender benefits and contract charges                      (7,433)       (65,861)       (27,228)       (31,165)          (189)
    Death benefits                                                   --             --             --        (14,442)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   52,913        572,252        123,239        568,246         (4,521)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 229,711      1,610,448        468,790      1,351,667          7,488
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    212,685   $  1,578,807   $    440,835   $  1,416,100   $      1,130
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          325,776      2,287,766        662,411      1,927,955          8,690
Contract purchase payments                                       24,066        647,841        108,995        592,417             --
Net transfers(1)                                                 84,547        314,048        151,596        396,263         (6,734)
Contract terminations:
    Surrender benefits and contract charges                     (12,921)      (112,612)       (48,067)       (54,966)          (277)
    Death benefits                                                   --             --             --        (29,572)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                421,468      3,137,043        874,935      2,832,097          1,679
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WGIS7          PGIS1          WGIS5          WGIS4          WGIS3
OPERATIONS
Investment income (loss) -- net                            $     (7,168)  $     (8,147)  $     (1,593)  $     (9,596)  $    (10,462)
Net realized gain (loss) on sales of investments                (53,892)       (73,024)        (4,378)       (81,337)       (49,119)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (199,869)      (233,248)       (44,330)      (193,941)      (231,211)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (260,929)      (314,419)       (50,301)      (284,874)      (290,792)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       43,017        169,839         48,399        221,193         50,396
Net transfers(1)                                                 91,281         80,886         46,159        (67,322)        17,319
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (76,982)       (58,382)        (1,126)       (81,810)       (28,980)
    Death benefits                                               (8,727)        (3,080)            --             --         (3,310)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   48,589        189,263         93,432         72,061         35,425
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,202,066      1,184,099        184,894      1,198,507      1,241,778
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    989,726   $  1,058,943   $    228,025   $    985,694   $    986,411
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,399,814      1,377,117        218,957      1,420,310      1,472,896
Contract purchase payments                                       53,156        211,550         66,992        271,454         71,352
Net transfers(1)                                                129,651         73,774         62,009        (76,343)         3,897
Contract terminations:
    Surrender benefits and contract charges                     (94,879)       (81,022)        (1,510)      (115,811)       (40,311)
    Death benefits                                              (12,143)        (3,726)            --             --         (4,977)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,475,599      1,577,693        346,448      1,499,610      1,502,857
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     WGIS2          WGIS1          PSGI2          PSGI1         WSGI5(2)
OPERATIONS
Investment income (loss) -- net                            $       (612)  $     (1,434)  $       (821)  $     (2,674)  $        (31)
Net realized gain (loss) on sales of investments                 (3,598)       (12,051)        (7,360)        (5,730)          (638)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (9,346)       (25,288)       (22,022)       (76,314)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (13,556)       (38,773)       (30,203)       (84,718)          (669)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --             --          5,572         37,475            686
Net transfers(1)                                                (11,281)        25,340         59,193        137,886             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (3,412)        (5,283)          (275)       (18,578)           (17)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (14,693)        20,057         64,490        156,783            669
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  72,835        127,028         89,943        265,899             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     44,586   $    108,312   $    124,230   $    337,964   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           86,671        150,859        109,704        324,402             --
Contract purchase payments                                           --             --          4,775         48,821             21
Net transfers(1)                                                (13,397)        22,601         80,210        182,438             --
Contract terminations:
    Surrender benefits and contract charges                      (5,025)        (7,501)          (340)       (25,766)           (21)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 68,249        165,959        194,349        529,895             --
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WSGI3(2)       WSGI8(2)       WSGI1(2)       WSGI9(2)        PNDS2
OPERATIONS
Investment income (loss) -- net                            $         --   $         --   $         --   $         --   $       (238)
Net realized gain (loss) on sales of investments                     (8)            (4)            (4)            (4)          (684)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --             --             --             --         (7,273)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (8)            (4)            (4)            (4)        (8,195)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           42             21             21             21          6,542
Net transfers(1)                                                     --             --             --             --          6,997
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (34)           (17)           (17)           (17)          (214)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        8              4              4              4         13,325
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --         18,342
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $         --   $         --   $         --   $     23,472
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --         14,098
Contract purchase payments                                           42             21             21             21          5,414
Net transfers(1)                                                     --             --             --             --          7,498
Contract terminations:
    Surrender benefits and contract charges                         (42)           (21)           (21)           (21)          (245)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --             --             --             --         26,765
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       PNDS1           END           SNDS2          SNDS1          UNDS1
OPERATIONS
Investment income (loss) -- net                            $       (367)  $    (20,809)  $    (12,573)  $    (74,133)  $       (985)
Net realized gain (loss) on sales of investments                 (4,574)      (172,065)      (348,117)    (1,120,621)        (3,088)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (8,168)      (426,974)        19,072       (709,387)       (34,952)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (13,109)      (619,848)      (341,618)    (1,904,141)       (39,025)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       16,562         38,134        237,311        486,407         20,516
Net transfers(1)                                                  1,274       (175,264)       (74,823)    (2,237,786)        21,897
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (302)      (108,642)      (673,374)    (1,324,057)        (6,415)
    Death benefits                                                   --        (12,842)        (2,435)      (145,215)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   17,534       (258,614)      (513,321)    (3,220,651)        35,998
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  23,789      1,999,202      1,096,889      7,498,172        108,643
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     28,214   $  1,120,740   $    241,950   $  2,373,380   $    105,616
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           18,351      1,506,200      1,229,254      9,127,742        114,771
Contract purchase payments                                       13,755         36,165        386,910        872,937         30,429
Net transfers(1)                                                    394       (178,091)      (120,441)    (3,225,874)        29,524
Contract terminations:
    Surrender benefits and contract charges                        (261)       (99,258)    (1,089,279)    (2,253,593)        (9,495)
    Death benefits                                                   --        (12,731)        (3,943)      (226,416)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 32,239      1,252,285        402,501      4,294,796        165,229
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     UNDS2          PSND2          PSND1          UNDS4         WSND5(2)
OPERATIONS
Investment income (loss) -- net                            $     (3,764)  $       (230)  $     (3,170)  $     (7,101)  $        (46)
Net realized gain (loss) on sales of investments                (17,139)           (42)       (14,770)       (44,182)           (27)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (118,154)        (8,133)       (88,069)      (173,855)        (1,201)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (139,057)        (8,405)      (106,009)      (225,138)        (1,274)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      138,363         11,620         86,104        279,222         16,118
Net transfers(1)                                                 74,889         11,982         42,154         69,712             --
Annuity payments                                                     --             --           (429)            --             --
Contract terminations:
    Surrender benefits and contract charges                     (11,035)          (118)        (5,357)       (24,876)           (16)
    Death benefits                                                   --             --        (14,548)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  202,217         23,484        107,924        324,058         16,102
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 299,578          9,510        258,449        428,041             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    362,738   $     24,589   $    260,364   $    526,961   $     14,828
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          316,914         10,936        293,016        454,426             --
Contract purchase payments                                      180,119         14,670        119,137        335,279         20,228
Net transfers(1)                                                 87,603         16,471         55,066         78,680             --
Contract terminations:
    Surrender benefits and contract charges                     (15,737)          (140)        (7,726)       (36,573)           (21)
    Death benefits                                                   --             --        (18,183)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                568,899         41,937        441,310        831,812         20,207
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WSND3(2)       WSND8(2)       WSND1(2)       WSND9(2)         ERS
OPERATIONS
Investment income (loss) -- net                            $        (26)  $         --   $         (1)  $         --   $    (14,684)
Net realized gain (loss) on sales of investments                     13             (6)            (1)            (6)      (159,194)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (17)            --            (37)            --       (224,303)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         (30)            (6)           (39)            (6)      (398,181)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        6,349             21            583             21         70,839
Net transfers(1)                                                    528             --             --             --       (113,817)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (31)           (15)           (15)           (15)       (59,060)
    Death benefits                                                   --             --             --             --        (17,182)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    6,846              6            568              6       (119,220)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --      1,585,071
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      6,816   $         --   $        529   $         --   $  1,067,670
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --      1,872,651
Contract purchase payments                                        8,633             21            743             21         95,254
Net transfers(1)                                                    705             --             --             --       (162,988)
Contract terminations:
    Surrender benefits and contract charges                         (42)           (21)           (21)           (21)       (88,734)
    Death benefits                                                   --             --             --             --        (20,840)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  9,296             --            722             --      1,695,343
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       SRSS2          SRSS1          PTRS2          PTRS1          UTRS1
OPERATIONS
Investment income (loss) -- net                            $     (7,242)  $    (25,980)  $        167   $        324   $      4,696
Net realized gain (loss) on sales of investments                (78,435)      (415,670)          (279)        (7,277)       (14,769)
Distributions from capital gains                                     --             --            529          1,215         13,568
Net change in unrealized appreciation or
  depreciation of investments                                   (96,751)      (140,784)        (3,076)        (4,104)       (64,722)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (182,428)      (582,434)        (2,659)        (9,842)       (61,227)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --         13,580            990          9,979        264,869
Net transfers(1)                                                (49,088)      (649,900)        11,340            622        663,963
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (50,339)      (103,707)          (371)        (8,696)       (43,249)
    Death benefits                                               (4,115)       (44,680)        (2,087)            --        (59,370)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (103,542)      (784,707)         9,872          1,905        826,213
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 761,074      2,825,429         40,800         86,782        875,489
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    475,104   $  1,458,288   $     48,013   $     78,845   $  1,640,475
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,090,099      3,849,966         35,928         76,585        792,426
Contract purchase payments                                           --         19,220            901          9,394        256,297
Net transfers(1)                                                (86,210)      (970,177)        10,690         (3,444)       631,613
Contract terminations:
    Surrender benefits and contract charges                     (80,766)      (157,694)          (347)        (8,198)       (42,205)
    Death benefits                                               (7,759)       (65,843)        (2,051)            --        (53,466)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                915,364      2,675,472         45,121         74,337      1,584,665
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     UTRS2          PSTR2          PSTR1          UTRS4         WSTR5(2)
OPERATIONS
Investment income (loss) -- net                            $     21,285   $        937   $      5,329   $      7,368   $         (6)
Net realized gain (loss) on sales of investments                (54,955)        (5,478)       (42,737)       (65,218)            --
Distributions from capital gains                                 74,158          5,450         37,165         78,991             --
Net change in unrealized appreciation or
  depreciation of investments                                  (511,635)       (36,085)      (246,193)      (539,230)            (8)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (471,147)       (35,176)      (246,436)      (518,089)           (14)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    2,783,504         55,497      1,416,054      3,039,700         10,151
Net transfers(1)                                              2,068,268        398,718      1,186,244      2,676,392             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (237,649)        (2,994)      (143,608)      (166,346)           (20)
    Death benefits                                                   --             --       (292,816)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                4,614,123        451,221      2,165,874      5,549,746         10,131
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               3,794,238        260,370      1,953,153      3,838,689             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  7,937,214   $    676,415   $  3,872,591   $  8,870,346   $     10,117
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        3,439,804        247,869      1,861,342      3,493,459             --
Contract purchase payments                                    2,564,696         51,338      1,362,473      2,824,703         10,933
Net transfers(1)                                              1,905,868        392,047      1,170,795      2,486,331             --
Contract terminations:
    Surrender benefits and contract charges                    (223,734)        (3,066)      (146,056)      (158,270)           (21)
    Death benefits                                                   --             --       (299,941)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              7,686,634        688,188      3,948,613      8,646,223         10,912
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WSTR3(2)       WSTR8(2)       WSTR1(2)       WSTR9(2)        PUTS2
OPERATIONS
Investment income (loss) -- net                            $       (104)  $        (18)  $        (11)  $          1   $        392
Net realized gain (loss) on sales of investments                     --              1             --             (2)        (1,675)
Distributions from capital gains                                      1             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        20             94            (21)            --         (6,910)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         (83)            77            (32)            (1)        (8,193)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        2,772          5,074          2,110             20          2,698
Net transfers(1)                                                 21,059             --          4,092             --         (2,392)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (39)           (19)           (19)           (19)          (208)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   23,792          5,055          6,183              1             98
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --         33,043
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     23,709   $      5,132   $      6,151   $         --   $     24,948
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --         36,581
Contract purchase payments                                        2,881          5,564          2,262             21          3,489
Net transfers(1)                                                 22,749             --          4,408             --         (3,595)
Contract terminations:
    Surrender benefits and contract charges                         (42)           (21)           (21)           (21)          (306)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 25,588          5,543          6,649             --         36,169
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WUTS7          PUTS1           EUT           WUTS4          WUTS3
OPERATIONS
Investment income (loss) -- net                            $     17,767   $     19,952   $     24,637   $     31,212   $     16,862
Net realized gain (loss) on sales of investments               (313,659)      (356,291)      (410,666)      (582,055)      (287,043)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (76,691)       (74,067)      (219,673)      (178,216)      (156,352)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (372,583)      (410,406)      (605,702)      (729,059)      (426,533)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      110,070        137,148         34,780         42,655        121,077
Net transfers(1)                                               (189,329)      (296,048)       (85,887)      (381,916)      (250,664)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (125,195)      (110,265)      (148,479)      (226,612)       (84,062)
    Death benefits                                               (5,565)            --        (20,393)        (2,229)       (29,121)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (210,019)      (269,165)      (219,979)      (568,102)      (242,770)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,610,674      1,801,016      2,419,543      2,986,689      1,786,053
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,028,072   $  1,121,445   $  1,593,862   $  1,689,528   $  1,116,750
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,307,973      1,998,687      2,549,972      4,299,683      2,824,313
Contract purchase payments                                      174,595        196,035         45,552         67,478        222,245
Net transfers(1)                                               (317,698)      (404,916)      (167,099)      (769,404)      (505,646)
Contract terminations:
    Surrender benefits and contract charges                    (225,032)      (158,730)      (199,291)      (398,544)      (168,171)
    Death benefits                                               (9,248)            --        (23,731)        (3,912)       (51,509)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,930,590      1,631,076      2,205,403      3,195,301      2,321,232
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     SUTS1          WUTS2          WUTS1         USUT1(3)       USUT2(3)
OPERATIONS
Investment income (loss) -- net                            $     16,201   $      3,115   $      3,690   $         --   $        (22)
Net realized gain (loss) on sales of investments               (445,575)       (48,574)       (27,955)             1            (20)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (17,979)       (39,986)       (93,764)             7            365
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (447,353)       (85,445)      (118,029)             8            323
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       12,165             --         48,790             60             60
Net transfers(1)                                                (57,660)       (41,917)       (26,468)           313         19,467
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (145,173)       (13,105)        (8,606)           (52)           (52)
    Death benefits                                              (34,198)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (224,866)       (55,022)        13,716            321         19,475
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,812,367        357,681        449,301             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,140,148   $    217,214   $    344,988   $        329   $     19,798
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,469,129        567,211        713,097             --             --
Contract purchase payments                                       18,017             --         85,877             60             60
Net transfers(1)                                               (142,066)       (88,669)       (59,489)           376         22,636
Contract terminations:
    Surrender benefits and contract charges                    (244,899)       (25,202)       (18,491)           (60)           (60)
    Death benefits                                              (58,122)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,042,059        453,340        720,994            376         22,636
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     PSUT2          PSUT1         USUT4(3)       WSUT5(2)       WSUT3(2)
OPERATIONS
Investment income (loss) -- net                            $        831   $      1,098   $         (9)  $        (35)  $        (14)
Net realized gain (loss) on sales of investments                   (251)        (1,829)            (6)            (3)             1
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (16,865)       (26,186)           215           (279)           152
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (16,285)       (26,917)           200           (317)           139
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       14,012          3,006             61          5,032          8,316
Net transfers(1)                                                 37,049         49,370          4,431             33             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (341)          (788)           (52)           (18)           (36)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   50,720         51,588          4,440          5,047          8,280
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  45,852         94,753             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     80,287   $    119,424   $      4,640   $      4,730   $      8,419
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           61,027        126,281             --             --             --
Contract purchase payments                                       20,941          4,710             60          5,538          9,943
Net transfers(1)                                                 58,972         79,495          5,315             40             --
Contract terminations:
    Surrender benefits and contract charges                        (588)        (1,401)           (60)           (21)           (42)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                140,352        209,085          5,315          5,557          9,901
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WSUT8(2)       WSUT1(2)       WSUT9(2)         EEQ            EMD
OPERATIONS
Investment income (loss) -- net                            $         --   $        (16)  $         --   $     (7,944)  $     51,825
Net realized gain (loss) on sales of investments                     (4)             1             (4)       (80,981)      (194,135)
Distributions from capital gains                                     --             --             --         13,587             --
Net change in unrealized appreciation or
  depreciation of investments                                        --            282             --       (362,586)    (1,424,333)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (4)           267             (4)      (437,924)    (1,566,643)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           22          2,110             22          9,709         31,167
Net transfers(1)                                                     --          5,627             --        (82,516)      (452,327)
Annuity payments                                                     --             --             --             --           (361)
Contract terminations:
    Surrender benefits and contract charges                         (18)           (18)           (18)      (173,990)    (1,200,545)
    Death benefits                                                   --             --             --        (21,887)       (85,190)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        4          7,719              4       (268,684)    (1,707,256)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --      2,065,469      9,359,245
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $      7,986   $         --   $  1,358,861   $  6,085,346
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --      1,733,712      4,418,882
Contract purchase payments                                           21          2,525             21          9,194         15,492
Net transfers(1)                                                     --          6,939             --        (80,799)      (246,490)
Contract terminations:
    Surrender benefits and contract charges                         (21)           (21)           (21)      (168,547)      (640,400)
    Death benefits                                                   --             --             --        (20,723)       (42,388)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --          9,443             --      1,472,837      3,505,096
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                      ESC            EUS            EGR          UOCA1(3)       UOCA2(3)
OPERATIONS
Investment income (loss) -- net                            $    (40,846)  $    187,353   $    (46,377)  $         (9)  $       (323)
Net realized gain (loss) on sales of investments                 36,749         64,164       (511,335)            (2)            44
Distributions from capital gains                                512,083             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (1,268,609)       200,309     (1,593,622)          (143)         1,936
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (760,623)       451,826     (2,151,334)          (154)         1,657
===================================================================================================================================3
CONTRACT TRANSACTIONS
Contract purchase payments                                       16,384          5,168         29,391          3,109         84,838
Net transfers(1)                                               (174,145)       181,620       (385,038)         4,058         25,781
Annuity payments                                                     --           (727)            --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (352,325)      (836,360)      (614,567)           (79)        (1,610)
    Death benefits                                              (27,868)      (150,828)       (30,179)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (537,954)      (801,127)    (1,000,393)         7,088        109,009
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               3,698,408      5,916,052      8,005,501             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,399,831   $  5,566,751   $  4,853,774   $      6,934   $    110,666
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,776,169      4,283,639      5,441,060             --             --
Contract purchase payments                                       13,137          3,634         24,393          3,965        110,706
Net transfers(1)                                               (140,223)       125,296       (349,135)         4,976         32,503
Contract terminations:
    Surrender benefits and contract charges                    (295,358)      (579,893)      (516,716)          (101)        (2,008)
    Death benefits                                              (22,434)      (104,636)       (25,246)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,331,291      3,728,040      4,574,356          8,840        141,201
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    UOCA3(3)       UOCA4(3)       WOCA5(4)       WOCA3(4)       WOCA8(4)
OPERATIONS
Investment income (loss) -- net                            $       (123)  $       (393)  $         (1)  $        (17)  $         (1)
Net realized gain (loss) on sales of investments                   (198)            14              1              5              2
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (1,234)         1,569              1             92              1
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (1,555)         1,190              1             80              2
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       20,481         55,893            172          4,110            134
Net transfers(1)                                                 11,584         70,604             43             --             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (126)          (315)          (174)          (174)          (136)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   31,939        126,182             41          3,936             (2)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     30,384   $    127,372   $         42   $      4,016   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       24,700         72,682            181          4,338            141
Net transfers(1)                                                 14,264         90,528             43             --             --
Contract terminations:
    Surrender benefits and contract charges                        (162)          (395)          (181)          (181)          (141)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 38,802        162,815             43          4,157             --
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WOCA1(4)       WOCA9(4)         EGS          UOGS1(3)       UOGS2(3)
OPERATIONS
Investment income (loss) -- net                            $         (1)  $         (1)  $     (1,511)  $        (29)  $       (155)
Net realized gain (loss) on sales of investments                      2              2         (9,489)            (1)          (167)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         1              1        (37,472)          (532)        (4,038)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           2              2        (48,472)          (562)        (4,360)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          153            134          5,450         19,213         63,562
Net transfers(1)                                                     --             --         (2,324)           444         35,462
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (155)          (136)        (6,646)           (46)           (46)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       (2)            (2)        (3,520)        19,611         98,978
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --        204,197             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $         --   $    152,205   $     19,049   $     94,618
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --        158,156             --             --
Contract purchase payments                                          161            141          4,357         24,307         78,142
Net transfers(1)                                                     --             --         (3,165)           570         45,232
Contract terminations:
    Surrender benefits and contract charges                        (161)          (141)        (5,821)           (61)           (61)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --             --        153,527         24,816        123,313
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WOGS7(5)       WOGS6(5)       UOGS4(3)       WOGS5(5)       WOGS4(5)
OPERATIONS
Investment income (loss) -- net                            $        (90)  $       (473)  $       (129)  $        (28)  $         (9)
Net realized gain (loss) on sales of investments                    (54)          (340)          (495)          (174)            (4)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (2,928)       (13,091)        (2,130)          (106)          (129)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (3,072)       (13,904)        (2,754)          (308)          (142)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          171          4,371         38,587            214            173
Net transfers(1)                                                 13,404        158,939          7,200          9,573          5,037
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (132)        (2,588)           (66)          (164)          (133)
    Death benefits                                                   --           (173)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   13,443        160,549         45,721          9,623          5,077
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     10,371   $    146,645   $     42,967   $      9,315   $      4,935
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                          171          5,605         47,014            214            173
Net transfers(1)                                                 13,410        187,541          9,169         12,062          6,392
Contract terminations:
    Surrender benefits and contract charges                        (171)        (3,207)           (85)          (214)          (173)
    Death benefits                                                   --           (237)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 13,410        189,702         56,098         12,062          6,392
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WOGS3(5)       WOGS8(4)       WOGS2(5)       WOGS1(5)       WOGS9(4)
OPERATIONS
Investment income (loss) -- net                            $       (392)  $         (5)  $         (2)  $         (2)  $         (1)
Net realized gain (loss) on sales of investments                    (41)            (2)           (39)           (49)            (4)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (7,147)          (114)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (7,580)          (121)           (41)           (51)            (5)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       10,964          8,204            172            216            135
Net transfers(1)                                                 57,230             --             --             --             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (166)          (129)          (131)          (165)          (130)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   68,028          8,075             41             51              5
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     60,448   $      7,954   $         --   $         --   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       14,443          8,737            171            216            140
Net transfers(1)                                                 64,102             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (216)          (140)          (171)          (216)          (140)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 78,329          8,597             --             --             --
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                      EHI          UOHI1(3)       UOHI2(3)       UOHI3(3)       UOHI4(3)
OPERATIONS
Investment income (loss) -- net                            $    323,106   $        (53)  $       (232)  $         (1)  $       (132)
Net realized gain (loss) on sales of investments               (303,262)           (86)          (165)            --             27
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (162,191)           388          2,265              5          1,043
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (142,347)           249          1,868              4            938
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        9,859         10,538        108,120          3,999         63,929
Net transfers(1)                                               (322,077)         6,947         21,049            355          7,932
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (406,756)           (96)          (277)          (153)          (103)
    Death benefits                                              (79,275)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (798,249)        17,389        128,892          4,201         71,758
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               3,844,629             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,904,033   $     17,638   $    130,760   $      4,205   $     72,696
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        3,905,562             --             --             --             --
Contract purchase payments                                       10,290         11,091        113,966          4,163         67,450
Net transfers(1)                                               (343,362)         7,373         22,541            381          8,506
Contract terminations:
    Surrender benefits and contract charges                    (426,096)          (100)          (288)          (160)          (108)
    Death benefits                                              (81,516)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,064,878         18,364        136,219          4,384         75,848
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                      EGC          UOSM1(3)       UOSM2(3)       UOSM3(3)       UOSM4(3)
OPERATIONS
Investment income (loss) -- net                            $     (2,902)  $        (60)  $       (254)  $       (122)  $       (184)
Net realized gain (loss) on sales of investments                (21,106)           (85)          (108)           (21)           (68)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (76,867)        (1,469)        (1,371)        (1,411)        (1,934)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (100,875)        (1,614)        (1,733)        (1,554)        (2,186)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        8,333         27,585        103,407         48,156         47,010
Net transfers(1)                                                (19,485)           407         57,082          5,193         23,938
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (29,190)           (80)          (503)          (129)           (89)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (40,342)        27,912        159,986         53,220         70,859
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 520,656             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    379,439   $     26,298   $    158,253   $     51,666   $     68,673
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          591,308             --             --             --             --
Contract purchase payments                                        9,427         32,457        129,268         58,773         56,681
Net transfers(1)                                                (26,658)           742         70,650          6,446         30,075
Contract terminations:
    Surrender benefits and contract charges                     (35,927)          (101)          (619)          (163)          (113)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                538,150         33,098        199,299         65,056         86,643
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WOSM5(6)       WOSM3(6)       WOSM8(6)       WOSM1(6)       WOSM9(6)
OPERATIONS
Investment income (loss) -- net                            $         (7)  $        (11)  $         (7)  $        (17)  $         --
Net realized gain (loss) on sales of investments                     (1)          (110)            --              4             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (45)           (27)          (185)          (197)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         (53)          (148)          (192)          (210)            --
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        3,149          3,659         12,105         13,974             --
Net transfers(1)                                                    340            915              5          3,411             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    3,489          4,574         12,110         17,385             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      3,436   $      4,426   $     11,918   $     17,175   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                        3,257          3,710         12,524         14,562             --
Net transfers(1)                                                    352            933              5          3,501             --
Contract terminations:
    Surrender benefits and contract charges                          --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  3,609          4,643         12,529         18,063             --
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                      EST          USTB1(3)       USTB2(3)       WSTB7(5)       WSTB6(5)
OPERATIONS
Investment income (loss) -- net                            $     17,990   $        (52)  $       (438)  $       (420)  $     (1,215)
Net realized gain (loss) on sales of investments                 (2,337)             4             15           (106)           (37)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       462          1,047          6,195          4,203          9,431
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      16,115            999          5,772          3,677          8,179
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       12,738         27,936         61,871         98,288        123,071
Net transfers(1)                                                 45,729         11,778         99,196         12,245         89,747
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (24,391)        (1,402)          (229)          (176)        (2,200)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   34,076         38,312        160,838        110,357        210,618
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 257,566             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    307,757   $     39,311   $    166,610   $    114,034   $    218,797
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          237,533             --             --             --             --
Contract purchase payments                                       11,626         27,663         62,246         98,452        124,232
Net transfers(1)                                                 33,535         11,659         98,895         12,245         90,111
Contract terminations:
    Surrender benefits and contract charges                     (14,825)        (1,375)          (225)          (171)        (2,206)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                267,869         37,947        160,916        110,526        212,137
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    USTB4(3)       WSTB5(5)       WSTB4(5)       WSTB3(5)       WSTB8(4)
OPERATIONS
Investment income (loss) -- net                            $       (582)  $        (15)  $       (462)  $       (477)  $         (1)
Net realized gain (loss) on sales of investments                    189             --             29             32              5
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     6,034            228          4,144          3,811             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       5,641            213          3,711          3,366              4
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      135,873          7,295         17,264          1,981            141
Net transfers(1)                                                 12,140          3,095         65,109         71,568             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (958)          (220)          (975)        (1,334)          (145)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  147,055         10,170         81,398         72,215             (4)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    152,696   $     10,383   $     85,109   $     75,581   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                      136,548          7,224         17,691          1,988            140
Net transfers(1)                                                 12,118          3,066         65,912         72,749             --
Contract terminations:
    Surrender benefits and contract charges                        (958)          (214)          (972)        (1,335)          (140)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                147,708         10,076         82,631         73,402             --
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WSTB2(5)       WSTB1(5)       WSTB9(4)         EDI            EPD
OPERATIONS
Investment income (loss) -- net                            $         (2)  $        (17)  $         (1)  $    501,616   $    249,276
Net realized gain (loss) on sales of investments                      6              7              5       (394,907)      (116,025)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --            163             --        168,547          3,406
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           4            153              4        275,256        136,657
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          171            216            141          6,541         14,971
Net transfers(1)                                                     --          5,481             --       (680,991)      (324,991)
Annuity payments                                                     --             --             --           (840)            --
Contract terminations:
    Surrender benefits and contract charges                        (175)          (222)          (145)      (849,143)      (295,222)
    Death benefits                                                   --             --             --       (105,787)       (65,398)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       (4)         5,475             (4)    (1,630,220)      (670,640)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --      6,994,875      3,564,264
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $      5,628   $         --   $  5,639,911   $  3,030,281
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --      5,432,669      3,528,098
Contract purchase payments                                          171            216            140          4,989         14,554
Net transfers(1)                                                     --          5,473             --       (524,615)      (318,488)
Contract terminations:
    Surrender benefits and contract charges                        (171)          (216)          (140)      (650,401)      (288,508)
    Death benefits                                                   --             --             --        (81,602)       (63,487)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --          5,473             --      4,181,040      2,872,169
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        EGG            EGI           UGIN1          UGIN2          PGIN2
OPERATIONS
Investment income (loss) -- net                            $    (19,663)  $     55,742   $      1,931   $      4,391   $      1,066
Net realized gain (loss) on sales of investments               (238,309)      (670,695)        (7,872)       (44,613)        (5,039)
Distributions from capital gains                                     --         78,341          1,709          7,718          1,801
Net change in unrealized appreciation or
  depreciation of investments                                  (246,559)    (2,405,241)       (40,127)      (318,775)       (73,541)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (504,531)    (2,941,853)       (44,359)      (351,279)       (75,713)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        5,148         20,222         35,088        476,644         19,662
Net transfers(1)                                                  2,390       (714,454)        72,382        362,061         70,976
Annuity payments                                                     --           (620)            --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (116,682)    (1,498,155)       (10,829)       (64,035)        (9,020)
    Death benefits                                              (10,881)      (171,821)       (36,033)            --         (1,598)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (120,025)    (2,364,828)        60,608        774,670         80,020
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,186,023     15,602,682        284,555      1,152,706        305,610
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,561,467   $ 10,296,001   $    300,804   $  1,576,097   $    309,917
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,187,974      7,387,169        287,498      1,166,067        319,822
Contract purchase payments                                        6,000         10,109         44,905        518,427         21,239
Net transfers(1)                                                 (3,952)      (407,001)        95,980        377,691         77,392
Contract terminations:
    Surrender benefits and contract charges                    (141,508)      (814,995)       (12,275)       (71,596)       (11,258)
    Death benefits                                              (12,309)       (88,256)       (37,289)            --         (2,272)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,036,205      6,087,026        378,819      1,990,589        404,923
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     PGIN1          UGIN4           EPG          WGIN3(2)       WGIN8(2)
OPERATIONS
Investment income (loss) -- net                            $      1,557   $        (90)  $     12,322   $        (62)  $         --
Net realized gain (loss) on sales of investments                (22,418)       (68,608)      (311,325)            93             (5)
Distributions from capital gains                                  6,047          6,986         37,305             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (260,254)      (280,175)    (1,192,262)         1,287             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (275,068)      (341,887)    (1,453,960)         1,318             (5)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      259,527        486,540        191,471         15,083             22
Net transfers(1)                                                365,466        285,153       (152,377)         1,536             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (58,797)       (42,460)      (517,009)           (34)           (17)
    Death benefits                                               (1,867)            --        (66,793)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  564,329        729,233       (544,708)        16,585              5
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 918,483      1,091,044      7,289,538             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,207,744   $  1,478,390   $  5,290,870   $     17,903   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          963,282      1,108,568      6,280,095             --             --
Contract purchase payments                                      276,221        521,826        176,604         20,125             21
Net transfers(1)                                                416,472        300,598       (179,283)         1,888             --
Contract terminations:
    Surrender benefits and contract charges                     (71,011)       (51,625)      (504,699)           (42)           (21)
    Death benefits                                               (1,940)            --        (66,372)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,583,024      1,879,367      5,706,345         21,971             --
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WGIN1(2)       WGIN9(2)       UHSC1(4)       UHSC2(4)       WHSC7(5)
OPERATIONS
Investment income (loss) -- net                            $         --   $         --   $         (1)  $        (32)  $        (56)
Net realized gain (loss) on sales of investments                     (5)            (5)             3             (5)           (25)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --             --             --           (443)        (1,118)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (5)            (5)             2           (480)        (1,199)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           22             22            211         26,729          3,334
Net transfers(1)                                                     --             --             --          4,033          7,783
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (17)           (17)          (213)          (214)          (152)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        5              5             (2)        30,548         10,965
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $         --   $         --   $     30,068   $      9,766
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                           21             21            220         26,999          3,906
Net transfers(1)                                                     --             --             --          4,049          7,926
Contract terminations:
    Surrender benefits and contract charges                         (21)           (21)          (220)          (220)          (181)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --             --             --         30,828         11,651
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WHSC6(5)       UHSC4(4)       WHSC5(5)       WHSC4(5)       WHSC3(5)
OPERATIONS
Investment income (loss) -- net                            $       (331)  $         (6)  $        (33)  $       (206)  $        (50)
Net realized gain (loss) on sales of investments                   (995)            (2)          (132)          (462)           (10)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (6,207)           (17)          (174)        (2,871)          (395)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (7,533)           (25)          (339)        (3,539)          (455)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          216          7,211            214         10,803            216
Net transfers(1)                                                 53,494             --         10,541         21,313         10,099
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (2,253)          (213)          (176)        (3,798)          (178)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   51,457          6,998         10,579         28,318         10,137
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     43,924   $      6,973   $     10,240   $     24,779   $      9,682
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                          214          7,375            212         12,038            214
Net transfers(1)                                                 54,837             --         12,234         21,954         11,575
Contract terminations:
    Surrender benefits and contract charges                      (2,640)          (220)          (212)        (4,370)          (214)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 52,411          7,155         12,234         29,622         11,575
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WHSC8(4)       WHSC2(5)       WHSC1(5)       WHSC9(4)         EHY
OPERATIONS
Investment income (loss) -- net                            $         (1)  $       (178)  $       (363)  $         (1)  $    362,895
Net realized gain (loss) on sales of investments                      2            (11)            (5)             2       (611,637)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --         (1,004)          (953)            --        166,501
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           1         (1,193)        (1,321)             1        (82,241)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          134         11,780         24,544            115          3,562
Net transfers(1)                                                     --         17,239         37,629             --       (442,391)
Annuity payments                                                     --             --             --             --           (239)
Contract terminations:
    Surrender benefits and contract charges                        (135)          (141)          (178)          (116)      (492,199)
    Death benefits                                                   --             --             --             --        (78,607)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       (1)        28,878         61,995             (1)    (1,009,874)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --      3,477,244
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $     27,685   $     60,674   $         --   $  2,385,129
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --      2,714,393
Contract purchase payments                                          140         12,981         29,104            120          2,798
Net transfers(1)                                                     --         20,317         43,740             --       (361,692)
Contract terminations:
    Surrender benefits and contract charges                        (140)          (169)          (213)          (120)      (395,951)
    Death benefits                                                   --             --             --             --        (61,769)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --         33,129         72,631             --      1,897,779
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                      EPH           PINC2          PINC1         WINC5(2)       WINC3(2)
OPERATIONS
Investment income (loss) -- net                            $    172,671   $        635   $        949   $        (58)  $        (54)
Net realized gain (loss) on sales of investments               (136,214)            37             15              2              2
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (74,887)           912          4,031            344            367
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (38,430)         1,584          4,995            288            315
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        9,346             --         48,093          7,527             42
Net transfers(1)                                               (155,280)        15,426         10,537             --         12,213
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (132,099)          (307)          (336)           (22)           (44)
    Death benefits                                              (19,774)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (297,807)        15,119         58,294          7,505         12,211
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,675,594         17,475         31,376             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,339,357   $     34,178   $     94,665   $      7,793   $     12,526
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,725,544         15,554         27,983             --             --
Contract purchase payments                                        7,805             --         42,313          7,444             42
Net transfers(1)                                               (165,868)        13,216          9,251             --         11,944
Contract terminations:
    Surrender benefits and contract charges                    (138,111)          (256)          (298)           (21)           (42)
    Death benefits                                              (20,522)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,408,848         28,514         79,249          7,423         11,944
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WINC8(2)       WINC1(2)       WINC9(2)       UIGR1(3)       UIGR2(3)
OPERATIONS
Investment income (loss) -- net                            $        (71)  $          1   $          1   $        (58)  $       (666)
Net realized gain (loss) on sales of investments                      1             --             --           (168)          (500)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       273             --             --           (727)           858
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         203              1              1           (953)          (308)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       17,024             21             21         27,086        278,624
Net transfers(1)                                                     --             --             --            156         69,887
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (22)           (22)           (22)           (47)        (1,503)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   17,002             (1)            (1)        27,195        347,008
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     17,205   $         --   $         --   $     26,242   $    346,700
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       16,444             21             21         32,921        350,351
Net transfers(1)                                                     --             --             --            105         87,378
Contract terminations:
    Surrender benefits and contract charges                         (21)           (21)           (21)           (60)        (1,919)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 16,423             --             --         32,966        435,810
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     PIGR2          WIGR7          PIGR1         UIGR4(3)         EPL
OPERATIONS
Investment income (loss) -- net                            $       (532)  $     (8,360)  $    (16,600)  $       (983)  $     (7,996)
Net realized gain (loss) on sales of investments                 (3,846)      (145,045)      (268,143)          (830)      (206,293)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (29,615)      (341,764)      (548,102)         1,737       (102,127)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (33,993)      (495,169)      (832,845)           (76)      (316,416)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       11,504        161,679        493,290        364,747        147,834
Net transfers(1)                                                 43,429         (3,612)      (151,461)        67,101         62,726
Annuity payments                                                     --             --         (1,800)            --             --
Contract terminations:
    Surrender benefits and contract charges                     (15,825)       (81,384)      (102,187)           (72)      (107,087)
    Death benefits                                                   --        (16,779)       (12,196)            --        (37,057)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   39,108         59,904        225,646        431,776         66,416
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 155,672      2,549,943      4,269,371             --      1,651,442
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    160,787   $  2,114,678   $  3,662,172   $    431,700   $  1,401,442
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          172,640      3,906,060      4,730,889             --      1,775,441
Contract purchase payments                                       13,047        262,759        612,600        458,849        177,170
Net transfers(1)                                                 51,688        (18,571)      (200,488)        84,788         73,923
Contract terminations:
    Surrender benefits and contract charges                     (18,295)      (141,736)      (132,342)           (92)      (125,002)
    Death benefits                                                   --        (26,458)       (16,573)            --        (45,623)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                219,080      3,982,054      4,994,086        543,545      1,855,909
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     WIGR4          WIGR3         WIGR8(2)        WIGR2          WIGR1
OPERATIONS
Investment income (loss) -- net                            $    (18,058)  $    (13,170)  $         (9)  $     (3,212)  $     (5,771)
Net realized gain (loss) on sales of investments               (280,988)    (1,107,443)            (1)       (58,061)       (44,322)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (364,995)       780,501           (150)       (25,244)       (95,775)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (664,041)      (340,112)          (160)       (86,517)      (145,868)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       73,080        112,628          5,870             --        156,058
Net transfers(1)                                               (161,345)      (346,906)            17         12,227        (71,913)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (189,005)      (111,868)           (18)       (19,251)       (26,947)
    Death benefits                                               (8,466)       (49,021)            --        (18,305)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (285,736)      (395,167)         5,869        (25,329)        57,198
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               3,578,970      2,370,620             --        427,111        727,520
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,629,193   $  1,635,341   $      5,709   $    315,265   $    638,850
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        6,093,986      4,039,987             --        729,923      1,244,429
Contract purchase payments                                      129,691        221,302          6,746             --        280,436
Net transfers(1)                                               (337,759)      (519,154)            20         14,455       (121,190)
Contract terminations:
    Surrender benefits and contract charges                    (352,624)      (214,292)           (21)       (36,485)       (53,676)
    Death benefits                                              (16,038)       (91,293)            --        (42,386)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              5,517,256      3,436,550          6,745        665,507      1,349,999
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WIGR9(2)         EPI           UINO1          UINO2          UINO3
OPERATIONS
Investment income (loss) -- net                            $         --   $       (289)  $       (384)  $     (1,834)  $     (1,433)
Net realized gain (loss) on sales of investments                     (4)        (3,129)        (3,990)       (29,409)       (11,599)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --         (1,540)       (11,100)       (42,668)       (26,358)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (4)        (4,958)       (15,474)       (73,911)       (39,390)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           22             --             --         15,165         26,641
Net transfers(1)                                                     --        (10,695)        20,754        (69,080)       (18,624)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (18)        (1,183)        (5,640)        (6,106)       (13,881)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        4        (11,878)        15,114        (60,021)        (5,864)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --         46,627        106,569        542,081        245,204
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $     29,791   $    106,209   $    408,149   $    199,950
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --         55,398        199,465      1,015,123        460,537
Contract purchase payments                                           21             --             --         29,449         53,653
Net transfers(1)                                                     --        (12,204)        44,103       (137,885)       (42,299)
Contract terminations:
    Surrender benefits and contract charges                         (21)        (1,568)       (11,357)       (11,964)       (31,890)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --         41,626        232,211        894,723        440,001
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     UINO4           EPN            ENO          UPRE1(3)       UPRE2(3)
OPERATIONS
Investment income (loss) -- net                            $     (5,214)  $    (12,264)  $    (95,834)  $         (1)  $        (86)
Net realized gain (loss) on sales of investments                (38,480)       116,934       (845,711)            (2)           (11)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (77,694)       (36,307)    (1,817,344)           (10)        (1,902)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (121,388)        68,363     (2,758,889)           (13)        (1,999)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       95,290          5,818         46,518            100         43,626
Net transfers(1)                                                (16,449)    (1,952,268)      (166,079)           430          5,055
Annuity payments                                                     --             --            (37)            --             --
Contract terminations:
    Surrender benefits and contract charges                     (25,972)       (30,154)      (841,322)           (81)          (266)
    Death benefits                                                   --        (16,735)      (126,015)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   52,869     (1,993,339)    (1,086,935)           449         48,415
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 722,873      2,347,225      9,152,342             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    654,354   $    422,249   $  5,306,518   $        436   $     46,416
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,359,055      3,606,662      4,835,446             --             --
Contract purchase payments                                      188,643          8,958         26,659            101         51,653
Net transfers(1)                                                (49,035)    (2,777,412)      (146,363)           540          6,166
Contract terminations:
    Surrender benefits and contract charges                     (54,942)       (50,597)      (556,557)          (101)          (328)
    Death benefits                                                   --        (25,944)       (79,860)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,443,721        761,667      4,079,325            540         57,491
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    UPRE3(3)       UPRE4(3)        UVIS1          UVIS2          PVIS2
OPERATIONS
Investment income (loss) -- net                            $         (2)  $        (17)  $     (1,126)  $    (13,419)  $     (1,133)
Net realized gain (loss) on sales of investments                    (44)             3        (38,629)      (130,306)        (2,367)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --            150        (12,919)      (342,955)       (34,162)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         (46)           136        (52,674)      (486,680)       (37,662)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          240            208          1,537        106,129         31,592
Net transfers(1)                                                     --          5,114        (33,884)        58,215         26,354
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (194)           (81)        (7,353)       (55,142)          (199)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       46          5,241        (39,700)       109,202         57,747
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --        160,093      1,403,394         83,982
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $      5,377   $     67,719   $  1,025,916   $    104,067
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --        264,816      2,325,424        103,683
Contract purchase payments                                          242            235          3,652        197,245         47,208
Net transfers(1)                                                     --          6,536        (89,520)        69,276         36,709
Contract terminations:
    Surrender benefits and contract charges                        (242)          (101)       (15,938)      (115,554)          (347)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --          6,670        163,010      2,476,391        187,253
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WVIS7          PVIS1          UVIS3          UVIS4           EPT
OPERATIONS
Investment income (loss) -- net                            $    (22,238)  $    (30,352)  $     (6,451)  $    (30,827)  $     (8,680)
Net realized gain (loss) on sales of investments               (389,585)      (545,931)       (54,204)      (498,928)       (85,018)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (323,984)      (394,271)      (142,935)      (246,751)      (147,219)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (735,807)      (970,554)      (203,590)      (776,506)      (240,917)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       77,736         53,750         13,955        200,723         51,041
Net transfers(1)                                                (18,381)      (426,572)        24,245     (2,245,234)        69,514
Annuity payments                                                     --         (1,109)          (172)            --             --
Contract terminations:
    Surrender benefits and contract charges                    (121,643)       (78,978)       (18,965)       (43,308)       (32,588)
    Death benefits                                               (8,990)        (5,040)       (11,459)            --         (6,172)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (71,278)      (457,949)         7,604     (2,087,819)        81,795
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,309,350      3,271,791        618,023      4,259,889        716,724
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,502,265   $  1,843,288   $    422,037   $  1,395,564   $    557,602
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        4,717,027      4,035,168      1,023,651      7,085,506        781,502
Contract purchase payments                                      166,702         69,135         26,859        402,751         66,697
Net transfers(1)                                                (84,110)      (649,826)        24,616     (4,006,126)        91,652
Contract terminations:
    Surrender benefits and contract charges                    (303,726)      (128,151)       (34,773)       (91,425)       (42,417)
    Death benefits                                              (20,380)        (9,115)       (20,204)            --         (9,205)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              4,475,513      3,317,211      1,020,149      3,390,706        888,229
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     WVIS4          WVIS3         WVIS8(2)        WVIS2          WVIS1
OPERATIONS
Investment income (loss) -- net                            $    (33,462)  $    (25,975)  $         --   $     (4,230)  $     (9,837)
Net realized gain (loss) on sales of investments               (486,117)      (429,366)            (5)       (48,233)      (163,967)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (416,123)      (254,919)            --        (53,334)       (46,456)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (935,702)      (710,260)            (5)      (105,797)      (220,260)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       96,346         82,990             21             --         49,058
Net transfers(1)                                               (212,598)      (115,708)            --         19,249       (214,602)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (130,496)      (155,766)           (16)       (22,916)       (11,435)
    Death benefits                                               (4,868)       (23,211)            --        (12,144)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (251,616)      (211,695)             5        (15,811)      (176,979)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,952,490      2,228,274             --        320,856        805,154
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,765,172   $  1,306,319   $         --   $    199,248   $    407,915
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        6,122,171      4,623,626             --        668,133      1,675,935
Contract purchase payments                                      224,491        213,200             21             --        106,156
Net transfers(1)                                               (655,097)      (413,467)            --         43,518       (505,712)
Contract terminations:
    Surrender benefits and contract charges                    (323,622)      (396,366)           (21)       (62,850)       (30,739)
    Death benefits                                              (16,125)       (60,653)            --        (41,062)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              5,351,818      3,966,340             --        607,739      1,245,640
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WVIS9(2)         EVO            EPV            EMC           SMCC2
OPERATIONS
Investment income (loss) -- net                            $         --   $     (6,390)  $    (36,941)  $     (6,842)  $    (12,700)
Net realized gain (loss) on sales of investments                     (5)      (137,386)    (1,001,190)        16,723        (25,125)
Distributions from capital gains                                     --             --             --         16,289         23,368
Net change in unrealized appreciation or
  depreciation of investments                                        --       (272,973)      (654,921)      (107,327)      (166,566)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (5)      (416,749)    (1,693,052)       (81,157)      (181,023)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           21          3,551         33,534         90,237         75,675
Net transfers(1)                                                     --          1,675       (368,020)       116,335        242,975
Annuity payments                                                     --            (70)            --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (16)       (78,419)      (394,438)       (35,144)       (68,396)
    Death benefits                                                   --        (25,546)       (65,891)        (4,895)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        5        (98,809)      (794,815)       166,533        250,254
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --      1,554,209      6,461,512        458,657        672,931
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $  1,038,651   $  3,973,645   $    544,033   $    742,162
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --      1,116,259      4,806,214        267,069        466,807
Contract purchase payments                                           21          3,010         30,113         54,565         50,514
Net transfers(1)                                                     --         (2,257)      (353,857)        69,815        134,462
Contract terminations:
    Surrender benefits and contract charges                         (21)       (69,817)      (344,697)       (20,141)       (52,573)
    Death benefits                                                   --        (22,299)       (57,900)        (2,710)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --      1,024,896      4,079,873        368,598        599,210
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       SMCC1           EPR           SPRM2          SPRM1           ETV
OPERATIONS
Investment income (loss) -- net                            $    (34,769)  $    (13,040)  $     (5,479)  $    (20,972)  $     (9,529)
Net realized gain (loss) on sales of investments                 14,146        (32,409)       (42,636)      (150,060)       (15,752)
Distributions from capital gains                                 48,969          5,130          1,274          6,048         12,611
Net change in unrealized appreciation or
  depreciation of investments                                  (462,013)      (128,433)       (61,306)      (169,641)      (108,445)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (433,667)      (168,752)      (108,147)      (334,625)      (121,115)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      347,762         66,473        111,699          1,553         59,885
Net transfers(1)                                               (617,202)       353,148        117,721        719,023         50,870
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (242,686)      (148,073)       (14,430)      (151,844)      (109,115)
    Death benefits                                                   --             --             --        (16,036)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (512,126)       271,548        214,990        552,696          1,640
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,407,714        892,928        158,087      1,115,396        804,103
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,461,921   $    995,724   $    264,930   $  1,333,467   $    684,628
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,596,036        542,543        114,933        704,502        557,132
Contract purchase payments                                      245,168         39,245         74,129            866         43,226
Net transfers(1)                                               (549,741)       217,035         48,824        399,492         22,651
Contract terminations:
    Surrender benefits and contract charges                    (161,749)       (86,738)       (11,024)      (101,194)       (84,117)
    Death benefits                                                   --             --             --        (10,665)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,129,714        712,085        226,862        993,001        538,892
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     SVLU2          SVLU1         UVCP1(4)       UVCP2(4)       UVCP3(4)
OPERATIONS
Investment income (loss) -- net                            $    (12,179)  $    (33,704)  $         (1)  $       (350)  $       (283)
Net realized gain (loss) on sales of investments                (20,986)        11,840             (2)            84           (125)
Distributions from capital gains                                 19,715         36,943             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (134,356)      (304,466)           (10)         2,905         11,705
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (147,806)      (289,387)           (13)         2,639         11,297
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      228,137        157,617            231        194,439        155,412
Net transfers(1)                                                319,076       (114,237)         1,068          2,156         15,471
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (85,020)      (372,979)          (236)          (240)          (235)
    Death benefits                                               (6,325)       (18,530)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  455,868       (348,129)         1,063        196,355        170,648
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 787,738      2,632,740             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,095,800   $  1,995,224   $      1,050   $    198,994   $    181,945
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          547,945      1,689,299             --             --             --
Contract purchase payments                                      153,577        101,777            241        200,979        170,030
Net transfers(1)                                                233,847        (61,222)         1,069          2,089         15,843
Contract terminations:
    Surrender benefits and contract charges                     (65,517)      (258,446)          (241)          (244)          (241)
    Death benefits                                               (4,885)       (14,201)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                864,967      1,457,207          1,069        202,824        185,632
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    UVCP4(4)       WVCP5(4)       WVCP3(4)       WVCP8(4)       WVCP1(4)
OPERATIONS
Investment income (loss) -- net                            $       (286)  $         (1)  $        (23)  $         (4)  $         (1)
Net realized gain (loss) on sales of investments                   (620)             4            (71)            (6)             4
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     4,273             --            212           (116)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       3,367              3            118           (126)             3
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      146,153            173          6,711          2,983            154
Net transfers(1)                                                 16,865             --          1,979             --             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (235)          (176)          (176)          (137)          (157)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  162,783             (3)         8,514          2,846             (3)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    166,150   $         --   $      8,632   $      2,720   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                      152,100            180          6,932          2,917            160
Net transfers(1)                                                 17,635             --          2,058             --             --
Contract terminations:
    Surrender benefits and contract charges                        (240)          (180)          (180)          (140)          (160)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                169,495             --          8,810          2,777             --
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WVCP9(4)       UVGI1(4)       UVGI2(4)       UVGI3(4)       UVGI4(4)
OPERATIONS
Investment income (loss) -- net                            $        (33)  $         (2)  $        (47)  $         (8)  $       (167)
Net realized gain (loss) on sales of investments                     22             --           (299)             1             43
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     1,102             --         (1,020)            77          1,382
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1,091             (2)        (1,366)            70          1,258
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        6,581            212         43,968            231         60,031
Net transfers(1)                                                     --          1,613         (1,094)         4,115         10,552
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (117)          (211)          (211)          (230)          (846)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    6,464          1,614         42,663          4,116         69,737
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      7,555   $      1,612   $     41,297   $      4,186   $     70,995
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                        7,838            220         44,471            240         63,676
Net transfers(1)                                                     --          1,673         (1,351)         4,341         11,010
Contract terminations:
    Surrender benefits and contract charges                        (120)          (220)          (220)          (240)          (873)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  7,718          1,673         42,900          4,341         73,813
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WVGI5(4)       WVGI3(4)       WVGI8(4)       WVGI1(4)       WVGI9(4)
OPERATIONS
Investment income (loss) -- net                            $         (1)  $         (2)  $         (1)  $         (1)  $         (1)
Net realized gain (loss) on sales of investments                     --             (1)            --             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (1)            (3)            (1)            (1)            (1)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          174            849            135            154            116
Net transfers(1)                                                     --            924             --             --             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (173)          (173)          (134)          (153)          (115)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        1          1,600              1              1              1
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $      1,597   $         --   $         --   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                          180            884            140            160            120
Net transfers(1)                                                     --            958             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (180)          (180)          (140)          (160)          (120)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --          1,662             --             --             --
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    UVRE1(4)       UVRE2(4)       UVRE3(4)       UVRE4(4)       WVRE5(4)
OPERATIONS
Investment income (loss) -- net                            $          6   $      1,651   $          5   $         42   $         48
Net realized gain (loss) on sales of investments                    (17)            (8)           (17)            (5)            (4)
Distributions from capital gains                                      4            940              4             25             28
Net change in unrealized appreciation or
  depreciation of investments                                        --         (2,000)            --            (29)           (31)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (7)           583             (8)            33             41
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          218         51,738            218            509          1,569
Net transfers(1)                                                     --          2,781             --            890             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (211)          (210)          (210)          (210)          (172)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        7         54,309              8          1,189          1,397
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $     54,892   $         --   $      1,222   $      1,438
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                          219         54,410            219            546          1,677
Net transfers(1)                                                     --          2,936             --            945             --
Contract terminations:
    Surrender benefits and contract charges                        (219)          (219)          (219)          (219)          (179)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --         57,127             --          1,272          1,498
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WVRE3(4)       WVRE8(4)       WVRE1(4)       WVRE9(4)        EIC
OPERATIONS
Investment income (loss) -- net                            $          4   $          4   $          4   $          3   $     (5,514)
Net realized gain (loss) on sales of investments                    (14)           (11)           (11)            (9)       (58,555)
Distributions from capital gains                                      3              2              2              2             --
Net change in unrealized appreciation or
  depreciation of investments                                        --             --             --             --          2,887
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (7)            (5)            (5)            (4)       (61,182)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          179            139            139            118          3,782
Net transfers(1)                                                     --             --             --             --          9,081
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (172)          (134)          (134)          (114)       (41,643)
    Death benefits                                                   --             --             --             --         (6,923)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        7              5              5              4        (35,703)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --        436,315
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $         --   $         --   $         --   $    339,430
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --        522,870
Contract purchase payments                                          179            139            139            119          5,259
Net transfers(1)                                                     --             --             --             --         11,567
Contract terminations:
    Surrender benefits and contract charges                        (179)          (139)          (139)          (119)       (50,984)
    Death benefits                                                   --             --             --             --         (9,987)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --             --             --             --        478,725
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       SISM2          SISM1           EUC           SUSC2          SUSC1
OPERATIONS
Investment income (loss) -- net                            $     (3,115)  $     (9,527)  $     (4,363)  $     (1,186)  $    (12,159)
Net realized gain (loss) on sales of investments                 (6,340)      (415,989)       (13,162)        (4,310)       (99,321)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (23,630)       279,919        (50,272)       (14,570)      (102,672)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (33,085)      (145,597)       (67,797)       (20,066)      (214,152)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --         26,422         27,943         32,064         20,865
Net transfers(1)                                                     --       (280,376)        86,754        (21,665)      (104,510)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (2,986)      (107,138)       (24,932)       (15,421)       (28,128)
    Death benefits                                                   --         (3,623)            --             --        (35,685)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   (2,986)      (364,715)        89,765         (5,022)      (147,458)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 220,973        797,046        307,790         87,624        918,545
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    184,902   $    286,734   $    329,758   $     62,536   $    556,935
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          402,424      1,918,262        268,399         76,649      1,044,668
Contract purchase payments                                           --         70,451         28,108         27,184         28,840
Net transfers(1)                                                     --       (867,313)        78,710        (23,577)      (215,685)
Contract terminations:
    Surrender benefits and contract charges                      (5,718)      (299,838)       (24,564)       (13,342)       (33,703)
    Death benefits                                                   --         (8,539)            --             --        (50,431)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                396,706        813,023        350,653         66,914        773,689
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WAAL7          WAAL6          WAAL5          WAAL4          WAAL3
OPERATIONS
Investment income (loss) -- net                            $     38,441   $     51,357   $      5,559   $     47,337   $     37,140
Net realized gain (loss) on sales of investments               (157,925)      (108,465)       (22,180)      (568,621)      (257,925)
Distributions from capital gains                                 44,989         61,030          6,425         85,070         68,045
Net change in unrealized appreciation or
  depreciation of investments                                  (623,891)      (933,767)       (94,411)      (924,674)      (885,190)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (698,386)      (929,845)      (104,607)    (1,360,888)    (1,037,930)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      167,102        179,921        250,073        403,343        603,371
Net transfers(1)                                               (131,556)     1,045,488        187,525       (832,654)       100,966
Annuity payments                                                 (2,161)            --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (164,158)      (123,879)       (47,568)      (660,701)      (197,994)
    Death benefits                                              (13,520)            --             --         (9,792)       (39,037)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (144,293)     1,101,530        390,030     (1,099,804)       467,306
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               4,892,558      6,014,842        524,837      9,270,660      6,397,848
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  4,049,879   $  6,186,527   $    810,260   $  6,809,968   $  5,827,224
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        5,342,736      6,592,928        580,121     10,262,679      7,089,097
Contract purchase payments                                      190,147        211,645        281,902        462,802        707,010
Net transfers(1)                                               (190,980)     1,223,304        208,535     (1,133,184)        16,673
Contract terminations:
    Surrender benefits and contract charges                    (186,950)      (149,334)       (27,816)      (803,921)      (243,372)
    Death benefits                                              (17,102)            --             --        (12,109)       (48,886)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              5,137,851      7,878,543      1,042,742      8,776,267      7,520,522
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WAAL2          WAAL1          WEQI7          WEQI6          WEQI5
OPERATIONS
Investment income (loss) -- net                            $      5,536   $      6,587   $      7,788   $     12,889   $      2,218
Net realized gain (loss) on sales of investments                (75,016)       (81,922)       (48,138)       (62,505)       (51,469)
Distributions from capital gains                                 14,748         18,022             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (173,329)      (243,703)      (402,682)      (682,978)      (131,908)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (228,061)      (301,016)      (443,032)      (732,594)      (181,159)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        2,968        402,268        100,538        103,697        106,066
Net transfers(1)                                                 30,007         66,706        197,266        858,511        285,822
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (159,658)       (47,875)      (169,644)       (65,223)       (20,400)
    Death benefits                                                   --             --        (85,366)       (10,482)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (126,683)       421,099         42,794        886,503        371,488
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,516,123      1,598,312      2,158,213      2,972,843        581,596
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,161,379   $  1,718,395   $  1,757,975   $  3,126,752   $    771,925
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,684,690      1,777,201      2,040,495      2,814,268        553,495
Contract purchase payments                                        3,403        445,808         97,709        102,899        118,661
Net transfers(1)                                                 24,875         65,735        202,431        875,607        272,347
Contract terminations:
    Surrender benefits and contract charges                    (207,738)       (58,441)      (174,797)       (72,275)       (22,153)
    Death benefits                                                   --             --        (82,397)        (9,708)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,505,230      2,230,303      2,083,441      3,710,791        922,350
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WEQI4          WEQI3          SEQI1          WEQI2          WEQI1
OPERATIONS
Investment income (loss) -- net                            $      2,954   $      5,517   $        994   $       (186)  $        733
Net realized gain (loss) on sales of investments               (124,575)       (33,587)       (49,207)        (9,775)       (16,649)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (398,932)      (559,375)       (32,929)       (95,379)      (144,362)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (520,553)      (587,445)       (81,142)      (105,340)      (160,278)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      372,841        403,909        146,388          3,147        211,550
Net transfers(1)                                                 69,390        906,216        156,642         37,200        248,345
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (206,851)       (76,266)       (52,729)       (20,997)       (20,999)
    Death benefits                                              (14,034)       (40,590)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  221,346      1,193,269        250,301         19,350        438,896
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,180,602      2,068,804        139,384        486,916        545,528
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,881,395   $  2,674,628   $    308,543   $    400,926   $    824,146
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,076,312      1,972,144        132,341        465,865        522,019
Contract purchase payments                                      378,026        411,958        145,027          3,494        221,979
Net transfers(1)                                                 46,435        944,363        144,912         38,159        271,429
Contract terminations:
    Surrender benefits and contract charges                    (232,969)       (81,612)       (53,803)       (25,046)       (22,158)
    Death benefits                                              (16,529)       (41,939)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,251,275      3,204,914        368,477        482,472        993,269
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WEQV7          WEQV6          WEQV5          WEQV4          WEQV3
OPERATIONS
Investment income (loss) -- net                            $        829   $      1,755   $        (54)  $       (222)  $       (194)
Net realized gain (loss) on sales of investments                 (6,962)       (11,364)        (8,179)       (36,507)       (16,377)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (141,882)      (188,361)       (30,663)      (131,710)      (129,974)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (148,015)      (197,970)       (38,896)      (168,439)      (146,545)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      110,621        219,975         15,052         64,309         63,484
Net transfers(1)                                                 69,030        159,945         32,380         95,102        219,302
Annuity payments                                                   (655)            --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (11,270)        (4,896)        (9,521)        (5,562)       (38,650)
    Death benefits                                                   --             --             --             --        (10,895)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  167,726        375,024         37,911        153,849        233,241
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 468,016        575,005        119,598        532,680        449,290
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    487,727   $    752,059   $    118,613   $    518,090   $    535,986
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          457,045        569,013        118,926        530,163        447,582
Contract purchase payments                                      120,523        252,490         13,804         67,480         67,478
Net transfers(1)                                                 72,147        177,187         36,396         98,354        258,822
Contract terminations:
    Surrender benefits and contract charges                     (11,818)        (5,996)       (11,500)        (6,777)       (46,494)
    Death benefits                                                   --             --             --             --        (13,405)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                637,897        992,694        157,626        689,220        713,983
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WEQV2          WEQV1          WGRO7          WGRO6          WGRO5
OPERATIONS
Investment income (loss) -- net                            $     (1,144)  $     (1,014)  $     (2,559)  $     (5,944)  $     (1,695)
Net realized gain (loss) on sales of investments                 (6,092)       (14,626)       (22,080)       (73,076)        (9,329)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (89,480)       (73,088)       (44,652)       (95,721)       (31,642)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (96,716)       (88,728)       (69,291)      (174,741)       (42,666)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        1,191         22,154         26,826         34,477          1,500
Net transfers(1)                                                 (1,110)        30,471        107,136        (30,724)        32,491
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (8,806)       (19,644)        (1,080)        (9,221)        (4,841)
    Death benefits                                                   --             --        (22,408)        (8,905)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   (8,725)        32,981        110,474        (14,373)        29,150
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 378,716        306,813        223,890        632,666        132,045
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    273,275   $    251,066   $    265,073   $    443,552   $    118,529
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          378,365        306,787        321,215        908,418        190,117
Contract purchase payments                                        1,247         26,198         47,249         61,033          2,591
Net transfers(1)                                                 (2,818)        25,949        187,688        (70,325)        49,754
Contract terminations:
    Surrender benefits and contract charges                     (11,154)       (22,553)        (1,898)       (15,549)        (9,130)
    Death benefits                                                   --             --        (35,308)       (13,836)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                365,640        336,381        518,946        869,741        233,332
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WGRO4          WGRO3          WGRO2          WGRO1          WIEQ7
OPERATIONS
Investment income (loss) -- net                            $     (4,277)  $     (4,059)  $     (1,553)  $       (946)  $     (1,534)
Net realized gain (loss) on sales of investments                (93,053)       (39,989)        (9,154)        (1,332)        (3,347)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (6,126)       (55,873)       (21,353)       (16,090)       (39,102)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (103,456)       (99,921)       (32,060)       (18,368)       (43,983)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          431        103,381             --          2,012         18,395
Net transfers(1)                                                   (997)        28,630          9,134         34,198          4,106
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (97,275)        (6,606)       (15,249)        (7,055)        (1,851)
    Death benefits                                               (3,026)        (9,654)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (100,867)       115,751         (6,115)        29,155         20,650
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 418,438        254,444        118,798         65,890        161,059
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    214,115   $    270,274   $     80,623   $     76,677   $    137,726
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          603,048        367,019        172,143         95,408        217,982
Contract purchase payments                                          636        171,394             --          3,067         25,848
Net transfers(1)                                                (16,357)        22,448         13,240         64,566          3,483
Contract terminations:
    Surrender benefits and contract charges                    (160,304)       (11,866)       (25,521)       (10,739)        (2,581)
    Death benefits                                               (4,861)       (15,346)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                422,162        533,649        159,862        152,302        244,732
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WIEQ6          WIEQ5          WIEQ4          WIEQ3          WIEQ2
OPERATIONS
Investment income (loss) -- net                            $     (3,889)  $       (591)  $     (2,736)  $     (3,664)  $       (176)
Net realized gain (loss) on sales of investments                (12,861)          (107)       (14,340)       (15,912)           (27)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (83,228)       (13,222)       (44,059)       (62,683)        (3,665)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (99,978)       (13,920)       (61,135)       (82,259)        (3,868)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       18,778            949         21,126         85,436            298
Net transfers(1)                                                 29,212         18,496         58,553         34,122         26,089
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (41,684)          (139)       (31,491)       (12,998)            (3)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    6,306         19,306         48,188        106,560         26,384
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 414,131         44,272        213,709        275,846          1,461
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    320,459   $     49,658   $    200,762   $    300,147   $     23,977
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          560,834         60,272        290,306        375,009          1,997
Contract purchase payments                                       26,952          1,637         32,245        127,407            410
Net transfers(1)                                                 49,608         27,254         87,817         54,918         40,811
Contract terminations:
    Surrender benefits and contract charges                     (67,262)          (223)       (51,391)       (20,000)            (4)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                570,132         88,940        358,977        537,334         43,214
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WIEQ1          WLCG7          WLCG6          WLCG5          WLCG4
OPERATIONS
Investment income (loss) -- net                            $       (807)  $    (75,867)  $    (94,794)  $    (18,376)  $   (110,675)
Net realized gain (loss) on sales of investments                 (2,254)    (1,098,070)      (594,309)      (144,675)      (896,166)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (11,859)    (1,178,314)    (2,056,863)      (319,971)    (1,844,393)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (14,920)    (2,352,251)    (2,745,966)      (483,022)    (2,851,234)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        7,097        194,056        485,823         88,484        533,030
Net transfers(1)                                                 39,913     (1,031,164)       268,788        178,523       (401,877)
Annuity payments                                                     --           (644)            --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (105)      (493,329)      (271,548)       (85,300)      (515,477)
    Death benefits                                                   --        (97,546)       (33,135)       (14,130)       (15,719)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   46,905     (1,428,627)       449,928        167,577       (400,043)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  45,688      8,490,341      8,911,024      1,513,369      9,519,858
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     77,673   $  4,709,463   $  6,614,986   $  1,197,924   $  6,268,581
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           62,297     11,429,102     12,015,301      2,046,364     12,882,345
Contract purchase payments                                       12,082        292,508        767,593        146,564        804,094
Net transfers(1)                                                 65,543     (1,852,807)       276,289        248,487       (839,128)
Contract terminations:
    Surrender benefits and contract charges                        (195)      (800,625)      (457,412)      (134,312)      (864,903)
    Death benefits                                                   --       (156,313)       (56,564)       (25,608)       (26,435)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                139,727      8,911,865     12,545,207      2,281,495     11,955,973
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WLCG3          WLCG2          WLCG1          WMMK7          WMMK6
OPERATIONS
Investment income (loss) -- net                            $    (99,701)  $    (23,478)  $    (29,286)  $      3,239   $      3,226
Net realized gain (loss) on sales of investments               (693,843)      (114,795)       (78,186)           438          1,975
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (1,682,757)      (379,411)      (495,633)        (2,687)        (4,687)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (2,476,301)      (517,684)      (603,105)           990            514
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      455,800         27,556        215,087        326,444        314,604
Net transfers(1)                                               (121,285)       141,996        203,057        464,305     (1,752,825)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (293,386)       (79,286)       (83,684)      (336,082)      (286,579)
    Death benefits                                              (98,066)       (19,065)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (56,937)        71,201        334,460        454,667     (1,724,800)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               7,891,689      1,718,476      1,929,412      2,235,881      5,287,590
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  5,358,451   $  1,271,993   $  1,660,767   $  2,691,538   $  3,563,304
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       10,688,936      2,334,663      2,621,634      2,105,628      4,983,619
Contract purchase payments                                      712,926         50,035        362,311        307,345        296,440
Net transfers(1)                                               (511,269)       237,084        353,287        435,122     (1,653,917)
Contract terminations:
    Surrender benefits and contract charges                    (490,920)      (141,548)      (147,134)      (316,340)      (270,016)
    Death benefits                                             (164,950)       (40,383)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             10,234,723      2,439,851      3,190,098      2,531,755      3,356,126
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WMMK5          WMMK4          WMMK3          WMMK2          WMMK1
OPERATIONS
Investment income (loss) -- net                            $       (367)  $     (8,939)  $    (13,607)  $     (4,243)  $     (4,459)
Net realized gain (loss) on sales of investments                   (564)         4,030         (3,233)           273            210
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (100)        (8,861)        (1,686)        (1,346)        (1,294)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (1,031)       (13,770)       (18,526)        (5,316)        (5,543)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      100,250        913,443        669,919        105,494              4
Net transfers(1)                                               (136,625)      (697,994)    (2,969,946)       (45,513)       146,579
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (84,481)    (2,566,262)      (816,853)       (87,141)       (10,652)
    Death benefits                                                   --             --        (71,060)       (16,987)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (120,856)    (2,350,813)    (3,187,940)       (44,147)       135,931
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 746,063      8,337,596      9,291,472      1,290,240      1,165,101
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    624,176   $  5,973,013   $  6,085,006   $  1,240,777   $  1,295,489
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          711,727      7,943,482      8,906,824      1,235,885      1,117,204
Contract purchase payments                                       95,694        870,707        640,852        101,277              4
Net transfers(1)                                               (130,614)      (669,600)    (2,852,124)       (43,938)       140,765
Contract terminations:
    Surrender benefits and contract charges                     (80,665)    (2,446,549)      (783,921)       (83,729)       (10,244)
    Death benefits                                                   --             --        (68,149)       (16,313)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                596,142      5,698,040      5,843,482      1,193,182      1,247,729
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WSCG7          WSCG6          WSCG5          WSCG4          WSCG3
OPERATIONS
Investment income (loss) -- net                            $    (12,084)  $    (17,335)  $     (5,217)  $    (17,449)  $    (15,841)
Net realized gain (loss) on sales of investments               (199,395)      (571,732)      (107,373)      (283,900)      (406,388)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (324,350)      (220,460)       (94,132)      (345,353)      (168,629)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (535,829)      (809,527)      (206,722)      (646,702)      (590,858)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       71,346         11,784         47,898         72,717        107,996
Net transfers(1)                                                (67,070)      (352,595)        55,621        (85,102)      (203,689)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (30,610)       (62,008)       (42,118)       (33,121)       (61,306)
    Death benefits                                               (4,121)            --        (16,094)           (96)        (7,460)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (30,455)      (402,819)        45,307        (45,602)      (164,459)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,346,093      2,074,366        475,868      1,657,193      1,514,650
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    779,809   $    862,020   $    314,453   $    964,889   $    759,333
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        3,231,162      4,983,199      1,146,391      3,995,758      3,654,916
Contract purchase payments                                      189,459         41,875        155,481        257,210        335,103
Net transfers(1)                                               (250,274)    (1,406,099)       130,970       (323,335)      (748,084)
Contract terminations:
    Surrender benefits and contract charges                     (92,083)      (224,482)      (127,379)      (108,124)      (204,104)
    Death benefits                                              (11,770)            --        (61,974)          (253)       (26,389)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,066,494      3,394,493      1,243,489      3,821,256      3,011,442
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WSCG2          WSCG1          WCBD7          WCBD6          WCBD5
OPERATIONS
Investment income (loss) -- net                            $     (3,564)  $     (4,949)  $     59,794   $    114,391   $      8,136
Net realized gain (loss) on sales of investments                (47,954)       (64,101)           245            (79)           225
Distributions from capital gains                                     --             --          2,048          4,230            288
Net change in unrealized appreciation or
  depreciation of investments                                   (67,701)       (83,962)        21,916         39,279          2,837
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (119,219)      (153,012)        84,003        157,821         11,486
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          594         30,753         74,918        646,716         46,966
Net transfers(1)                                                 15,464         (6,635)       314,072        269,501         (9,348)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (26,091)        (2,673)       (43,338)       (43,179)       (24,029)
    Death benefits                                                   --             --         (4,911)       (31,179)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (10,033)        21,445        340,741        841,859         13,589
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 293,708        376,383      1,066,374      1,761,011        174,256
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    164,456   $    244,816   $  1,491,118   $  2,760,691   $    199,331
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          711,946        911,462        933,725      1,544,515        155,001
Contract purchase payments                                        1,631         77,342         64,677        562,433         41,008
Net transfers(1)                                                 34,152         (2,824)       270,088        232,932         (8,278)
Contract terminations:
    Surrender benefits and contract charges                     (92,745)        (9,558)       (37,310)       (37,431)       (20,765)
    Death benefits                                                   --             --         (4,212)       (27,450)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                654,984        976,422      1,226,968      2,274,999        166,966
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                                          ---------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                                      WCBD4          WCBD3          WCBD2          WCBD1
OPERATIONS
Investment income (loss) -- net                                           $     81,030   $     76,957   $     48,862   $     27,784
Net realized gain (loss) on sales of investments                                 2,069         (1,256)            52           (405)
Distributions from capital gains                                                 3,114          2,961          1,893          1,096
Net change in unrealized appreciation or
  depreciation of investments                                                   29,620         27,077         16,494         10,197
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                    115,833        105,739         67,301         38,672
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                     123,882        252,572         19,749         10,603
Net transfers(1)                                                               341,813        107,539          5,471         68,090
Annuity payments                                                                    --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                                   (140,812)      (108,971)       (11,710)       (44,464)
    Death benefits                                                              (4,785)       (12,883)        (5,884)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                 320,098        238,257          7,626         34,229
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                              1,557,061      1,534,899      1,116,235        612,671
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                 $  1,992,992   $  1,878,895   $  1,191,162   $    685,572
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                       1,386,348      1,372,544        997,210        547,620
Contract purchase payments                                                     109,154        222,983         17,436          9,303
Net transfers(1)                                                               300,912         93,930          4,709         60,627
Contract terminations:
    Surrender benefits and contract charges                                   (121,646)       (95,697)       (10,336)       (38,754)
    Death benefits                                                              (4,221)       (11,188)        (5,208)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                             1,670,547      1,582,572      1,003,811        578,796
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.
(2) For the period March 1, 2002 (commencement of operations) to Dec. 31, 2002.
(3) For the period May 21, 2002 (commencement of operations) to Dec. 31, 2002.
(4) For the period Aug. 30, 2002 (commencement of operations) to Dec. 31, 2002.
(5) For the period May 1, 2002 (commencement of operations) to Dec. 31, 2002.
(6) For the period July 31, 2002 (commencement of operations) to Dec. 31, 2002.

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

American Enterprise Variable Annuity Account (the Account) was established under Indiana law and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company (American Enterprise Life) under the Investment Company Act of 1940, as amended (the 1940
Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce, of the State of Indiana.

The Account is used as a funding vehicle for individual variable annuity contracts issued by American Enterprise Life. The following is a list of each variable annuity product funded through the Account.

AEL Preferred Variable Annuity (Preferred)*
American Enterprise Life AEL Personal Portfolio Variable Annuity (Personal Portfolio)*
American Enterprise Life AEL Personal Portfolio Plus Variable Annuity (Port
Plus)*
American Enterprise Life AEL Personal Portfolio Plus(2) Variable Annuity (Port Plus(2))*
American Express FlexChoice(SM) Variable Annuity (FlexChoice)
American Express FlexChoice(SM) Select Variable Annuity (FlexChoice Select) American Express(R) Galaxy Premier Variable Annuity (Galaxy)
American Express Innovations(SM) Variable Annuity (Innovations)
American Express Innovations(SM) Select Variable Annuity (Innovations Select) American Express Innovations(SM) Classic Variable Annuity (Innovations Classic) American Express Innovations(SM) Classic Select Variable Annuity (Innovations Classic Select)
American Express New Solutions(R) Variable Annuity (New Solutions)
American Express Pinnacle Variable Annuity(R) (Pinnacle)
American Express Platinum Variable Annuity(R) (Platinum)*
American Express Signature Variable Annuity(R) (Signature)
American Express(R) Signature Select Variable Annuity (Signature Select) American Express(R) Signature One Variable Annuity (Signature One)
American Express(R) Signature One Select Variable Annuity (Signature One Select) Evergreen Essential(SM) Variable Annuity (EG Essential)
Evergreen New Solutions Variable Annuity (EG New Solutions)
Evergreen New Solutions Select Variable Annuity (EG New Solutions Select) Evergreen Pathways(SM) Variable Annuity (EG Pathways)
Evergreen Pathways(SM) Select Variable Annuity (EG Pathways Select)
Evergreen Privilege(SM) Variable Annuity (EG Privilege)
Wells Fargo Advantage(R) Variable Annuity (Wells Advantage)
Wells Fargo Advantage(R) Select Variable Annuity (Wells Advantage Select)
Wells Fargo Advantage(R) Builder Variable Annuity (Wells Builder)
Wells Fargo Advantage(R) Builder Select Variable Annuity (Wells Builder Select) Wells Fargo Advantage Choice(SM) Variable Annuity (Wells Choice)
Wells Fargo Advantage Choice(SM) Select Variable Annuity (Wells Choice Select)

* New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The subaccounts' investments in shares of the Funds as of Dec. 31, 2003 were as follows:

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                                                 SHARES
------------------------------------------------------------------------------------------------------------------------------
PBCA2                AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                                  3
WBCA7                AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                             71,578
PBCA1                AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                             87,177
EVB                  AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                             28,510
WBCA5                AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                             12,882
WBCA4                AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                             69,993
WBCA3                AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                             96,332
SBCA1                AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                            100,196
WBCA2                AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                             22,405
WBCA1                AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                             33,863
WBCA9                AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                                  1
WCAR7                AXP(R) Variable Portfolio - Capital Resource Fund                                                 2,489
WCAR6                AXP(R) Variable Portfolio - Capital Resource Fund                                                 5,688

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                                                 SHARES
------------------------------------------------------------------------------------------------------------------------------
ECR                  AXP(R) Variable Portfolio - Capital Resource Fund                                               350,448
WCAR4                AXP(R) Variable Portfolio - Capital Resource Fund                                                14,890
WCAR3                AXP(R) Variable Portfolio - Capital Resource Fund                                                12,605
SCAR1                AXP(R) Variable Portfolio - Capital Resource Fund                                                 5,760
WCAR2                AXP(R) Variable Portfolio - Capital Resource Fund                                                 4,344
WCAR1                AXP(R) Variable Portfolio - Capital Resource Fund                                                     1
WCAR9                AXP(R) Variable Portfolio - Capital Resource Fund                                                     1
UCMG1                AXP(R) Variable Portfolio - Cash Management Fund                                                858,290
UCMG2                AXP(R) Variable Portfolio - Cash Management Fund                                              3,797,120
PCMG2                AXP(R) Variable Portfolio - Cash Management Fund                                                 76,612
WCMG7                AXP(R) Variable Portfolio - Cash Management Fund                                                204,127
PCMG1                AXP(R) Variable Portfolio - Cash Management Fund                                              1,839,288
UCMG5                AXP(R) Variable Portfolio - Cash Management Fund                                                289,865
UCMG4                AXP(R) Variable Portfolio - Cash Management Fund                                              2,926,047
EMS                  AXP(R) Variable Portfolio - Cash Management Fund                                              6,582,404
WCMG4                AXP(R) Variable Portfolio - Cash Management Fund                                                 15,881
SCMG2                AXP(R) Variable Portfolio - Cash Management Fund                                              2,556,219
UCMG6                AXP(R) Variable Portfolio - Cash Management Fund                                              1,086,786
SCMG1                AXP(R) Variable Portfolio - Cash Management Fund                                              9,428,525
UCMG7                AXP(R) Variable Portfolio - Cash Management Fund                                                353,170
WCMG1                AXP(R) Variable Portfolio - Cash Management Fund                                                 74,015
UCMG9                AXP(R) Variable Portfolio - Cash Management Fund                                                 23,885
WCMG9                AXP(R) Variable Portfolio - Cash Management Fund                                                 21,822
UCMG8                AXP(R) Variable Portfolio - Cash Management Fund                                                 55,028
UBND1                AXP(R) Variable Portfolio - Diversified Bond Fund                                                57,968
UBND2                AXP(R) Variable Portfolio - Diversified Bond Fund                                               229,632
PBND2                AXP(R) Variable Portfolio - Diversified Bond Fund                                                 3,472
WBND7                AXP(R) Variable Portfolio - Diversified Bond Fund                                                 7,509
PBND1                AXP(R) Variable Portfolio - Diversified Bond Fund                                                67,034
UBND5                AXP(R) Variable Portfolio - Diversified Bond Fund                                                40,232
UBND4                AXP(R) Variable Portfolio - Diversified Bond Fund                                               198,466
ESI                  AXP(R) Variable Portfolio - Diversified Bond Fund                                             1,057,698
WBND4                AXP(R) Variable Portfolio - Diversified Bond Fund                                                14,225
SBND2                AXP(R) Variable Portfolio - Diversified Bond Fund                                                37,303
UBND6                AXP(R) Variable Portfolio - Diversified Bond Fund                                                37,418
SBND1                AXP(R) Variable Portfolio - Diversified Bond Fund                                                93,471
UBND7                AXP(R) Variable Portfolio - Diversified Bond Fund                                                56,039
WBND1                AXP(R) Variable Portfolio - Diversified Bond Fund                                                14,872
UBND9                AXP(R) Variable Portfolio - Diversified Bond Fund                                                 1,914
WBND9                AXP(R) Variable Portfolio - Diversified Bond Fund                                                    96
UBND8                AXP(R) Variable Portfolio - Diversified Bond Fund                                                 6,067
UDEI1                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                       13,753
UDEI2                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                      134,483
PDEI2                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                        2,519
WDEI7                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                       65,141
PDEI1                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                       86,962
UDEI5                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                       33,463
UDEI4                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                      111,837
EVD                  AXP(R) Variable Portfolio - Diversified Equity Income Fund                                       27,677
WDEI5                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                       65,669
WDEI4                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                       88,940
WDEI3                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                       71,964
UDEI6                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                       26,960
SDEI1                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                       54,846
WDEI2                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                       21,060
WDEI1                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                       42,137
UDEI9                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                          413
WDEI9                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                            2
UDEI8                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                        1,141
PEMK2                AXP(R) Variable Portfolio - Emerging Markets Fund                                                 2,201
PEMK1                AXP(R) Variable Portfolio - Emerging Markets Fund                                                 5,095
UESL1                AXP(R) Variable Portfolio - Equity Select Fund                                                       65
UESL2                AXP(R) Variable Portfolio - Equity Select Fund                                                    3,158
WESL7                AXP(R) Variable Portfolio - Equity Select Fund                                                        2
UESL3                AXP(R) Variable Portfolio - Equity Select Fund                                                        8
UESL5                AXP(R) Variable Portfolio - Equity Select Fund                                                      187

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                                                 SHARES
------------------------------------------------------------------------------------------------------------------------------
UESL4                AXP(R) Variable Portfolio - Equity Select Fund                                                    2,350
WESL5                AXP(R) Variable Portfolio - Equity Select Fund                                                    3,330
WESL4                AXP(R) Variable Portfolio - Equity Select Fund                                                    2,737
WESL3                AXP(R) Variable Portfolio - Equity Select Fund                                                    1,634
UESL6                AXP(R) Variable Portfolio - Equity Select Fund                                                      305
WESL8                AXP(R) Variable Portfolio - Equity Select Fund                                                      967
UESL7                AXP(R) Variable Portfolio - Equity Select Fund                                                      684
WESL1                AXP(R) Variable Portfolio - Equity Select Fund                                                        2
UESL9                AXP(R) Variable Portfolio - Equity Select Fund                                                        2
WESL9                AXP(R) Variable Portfolio - Equity Select Fund                                                        2
UESL8                AXP(R) Variable Portfolio - Equity Select Fund                                                        2
UGRO1                AXP(R) Variable Portfolio - Growth Fund                                                           3,978
UGRO2                AXP(R) Variable Portfolio - Growth Fund                                                          11,278
WGRF7                AXP(R) Variable Portfolio - Growth Fund                                                           1,308
UGRO3                AXP(R) Variable Portfolio - Growth Fund                                                               2
UGRO5                AXP(R) Variable Portfolio - Growth Fund                                                           3,042
UGRO4                AXP(R) Variable Portfolio - Growth Fund                                                          10,750
EVG                  AXP(R) Variable Portfolio - Growth Fund                                                          37,598
WGRF4                AXP(R) Variable Portfolio - Growth Fund                                                          10,133
SGRO2                AXP(R) Variable Portfolio - Growth Fund                                                          10,562
UGRO6                AXP(R) Variable Portfolio - Growth Fund                                                           2,854
SGRO1                AXP(R) Variable Portfolio - Growth Fund                                                          42,179
UGRO7                AXP(R) Variable Portfolio - Growth Fund                                                               2
UGRO9                AXP(R) Variable Portfolio - Growth Fund                                                               2
UGRO8                AXP(R) Variable Portfolio - Growth Fund                                                               2
PEXI2                AXP(R) Variable Portfolio - High Yield Bond Fund                                                 13,384
WEXI7                AXP(R) Variable Portfolio - High Yield Bond Fund                                                 63,273
PEXI1                AXP(R) Variable Portfolio - High Yield Bond Fund                                                200,081
EIA                  AXP(R) Variable Portfolio - High Yield Bond Fund                                                430,777
WEXI4                AXP(R) Variable Portfolio - High Yield Bond Fund                                                 81,175
WEXI3                AXP(R) Variable Portfolio - High Yield Bond Fund                                                 89,371
SEXI1                AXP(R) Variable Portfolio - High Yield Bond Fund                                                582,747
WEXI2                AXP(R) Variable Portfolio - High Yield Bond Fund                                                 37,966
WEXI1                AXP(R) Variable Portfolio - High Yield Bond Fund                                                 50,110
WEXI9                AXP(R) Variable Portfolio - High Yield Bond Fund                                                     16
EIE                  AXP(R) Variable Portfolio - International Fund                                                  278,277
UMGD1                AXP(R) Variable Portfolio - Managed Fund                                                          3,097
UMGD2                AXP(R) Variable Portfolio - Managed Fund                                                         55,131
PMGD2                AXP(R) Variable Portfolio - Managed Fund                                                          8,137
PMGD1                AXP(R) Variable Portfolio - Managed Fund                                                         11,773
UMGD4                AXP(R) Variable Portfolio - Managed Fund                                                         25,431
EMG                  AXP(R) Variable Portfolio - Managed Fund                                                        641,865
SMGD2                AXP(R) Variable Portfolio - Managed Fund                                                         26,208
SMGD1                AXP(R) Variable Portfolio - Managed Fund                                                         78,620
WMGD1                AXP(R) Variable Portfolio - Managed Fund                                                            831
WMGD9                AXP(R) Variable Portfolio - Managed Fund                                                              2
UNDM1                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                               14,134
UNDM2                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                              126,795
PNDM2                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                               15,530
WNDM7                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                               72,769
PNDM1                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                              210,545
UNDM5                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                               21,079
UNDM4                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                               93,852
EGD                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                              353,078
WNDM4                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                              100,955
WNDM3                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                               85,716
UNDM6                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                               19,587
SNDM1                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                               80,843
WNDM2                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                               28,009
WNDM1                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                               33,787
UNDM9                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                                  856
WNDM9                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                                    1
UNDM8                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                                3,059
USVA1                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                         4,587
USVA2                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                        45,024
WSVA7                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                         3,596

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                                                 SHARES
------------------------------------------------------------------------------------------------------------------------------
WSVA6                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                        15,207
USVA5                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                         8,981
USVA4                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                        32,375
WSVA5                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                        16,186
WSVA4                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                        13,429
WSVA3                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                         4,085
USVA6                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                        10,890
WSVA8                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                         2,352
WSVA2                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                         7,743
WSVA1                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                         6,036
USVA9                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                           121
WSVA9                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                             2
USVA8                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                           276
USPF1                AXP(R) Variable Portfolio - S&P 500 Index Fund                                                   76,784
USPF2                AXP(R) Variable Portfolio - S&P 500 Index Fund                                                  538,563
PSPF2                AXP(R) Variable Portfolio - S&P 500 Index Fund                                                   43,623
WSPF7                AXP(R) Variable Portfolio - S&P 500 Index Fund                                                   10,185
PSPF1                AXP(R) Variable Portfolio - S&P 500 Index Fund                                                   75,863
USPF3                AXP(R) Variable Portfolio - S&P 500 Index Fund                                                  265,176
USPF5                AXP(R) Variable Portfolio - S&P 500 Index Fund                                                   68,306
USPF4                AXP(R) Variable Portfolio - S&P 500 Index Fund                                                  609,923
WSPF5                AXP(R) Variable Portfolio - S&P 500 Index Fund                                                   29,799
WSPF4                AXP(R) Variable Portfolio - S&P 500 Index Fund                                                    8,250
WSPF3                AXP(R) Variable Portfolio - S&P 500 Index Fund                                                       30
USPF6                AXP(R) Variable Portfolio - S&P 500 Index Fund                                                   86,300
WSPF8                AXP(R) Variable Portfolio - S&P 500 Index Fund                                                    5,384
USPF7                AXP(R) Variable Portfolio - S&P 500 Index Fund                                                    5,712
USPF9                AXP(R) Variable Portfolio - S&P 500 Index Fund                                                        1
USPF8                AXP(R) Variable Portfolio - S&P 500 Index Fund                                                    3,691
UFIF1                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                                  95,652
UFIF2                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                                 581,313
WFDI7                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                                 116,915
UFIF3                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                                 217,494
WFDI6                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                                 281,226
UFIF5                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                                  96,988
UFIF4                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                                 863,110
EVF                  AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                                  51,914
WFDI5                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                                 139,287
WFDI4                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                                 277,138
WFDI3                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                                 292,523
UFIF6                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                                 111,261
SFDI1                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                                  89,787
WFDI2                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                                 211,482
WFDI1                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                                 110,733
UFIF9                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                                   3,216
WFDI9                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                                   3,740
UFIF8                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                                  22,280
USCA1                AXP(R) Variable Portfolio - Small Cap Advantage Fund                                              1,319
USCA2                AXP(R) Variable Portfolio - Small Cap Advantage Fund                                             32,530
PSCA2                AXP(R) Variable Portfolio - Small Cap Advantage Fund                                              2,670
WSCA7                AXP(R) Variable Portfolio - Small Cap Advantage Fund                                             29,753
PSCA1                AXP(R) Variable Portfolio - Small Cap Advantage Fund                                             41,291
USCA4                AXP(R) Variable Portfolio - Small Cap Advantage Fund                                             19,080
EVS                  AXP(R) Variable Portfolio - Small Cap Advantage Fund                                             15,083
WSCA5                AXP(R) Variable Portfolio - Small Cap Advantage Fund                                             15,161
WSCA4                AXP(R) Variable Portfolio - Small Cap Advantage Fund                                             54,401
WSCA3                AXP(R) Variable Portfolio - Small Cap Advantage Fund                                             58,118
SSCA1                AXP(R) Variable Portfolio - Small Cap Advantage Fund                                             63,299
WSCA2                AXP(R) Variable Portfolio - Small Cap Advantage Fund                                              3,598
WSCA1                AXP(R) Variable Portfolio - Small Cap Advantage Fund                                             30,357
WSCA9                AXP(R) Variable Portfolio - Small Cap Advantage Fund                                                  2
EAG                  AXP(R) Variable Portfolio - Strategy Aggressive Fund                                            634,490
UABA1                AIM V.I. Basic Value Fund, Series II Shares                                                      58,745
UABA2                AIM V.I. Basic Value Fund, Series II Shares                                                     324,309
WABA7                AIM V.I. Basic Value Fund, Series II Shares                                                       8,994
UABA3                AIM V.I. Basic Value Fund, Series II Shares                                                      65,724

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                                                 SHARES
------------------------------------------------------------------------------------------------------------------------------
UABA5                AIM V.I. Basic Value Fund, Series II Shares                                                      42,004
UABA4                AIM V.I. Basic Value Fund, Series II Shares                                                     235,783
WABA5                AIM V.I. Basic Value Fund, Series II Shares                                                      72,370
WABA4                AIM V.I. Basic Value Fund, Series II Shares                                                      15,015
WABA3                AIM V.I. Basic Value Fund, Series II Shares                                                       9,119
UABA6                AIM V.I. Basic Value Fund, Series II Shares                                                      48,361
WABA8                AIM V.I. Basic Value Fund, Series II Shares                                                       9,773
UABA7                AIM V.I. Basic Value Fund, Series II Shares                                                      42,353
WABA1                AIM V.I. Basic Value Fund, Series II Shares                                                      25,781
UABA9                AIM V.I. Basic Value Fund, Series II Shares                                                         745
WABA9                AIM V.I. Basic Value Fund, Series II Shares                                                           2
UABA8                AIM V.I. Basic Value Fund, Series II Shares                                                       3,368
UCAP1                AIM V.I. Capital Appreciation Fund, Series I Shares                                              12,738
UCAP2                AIM V.I. Capital Appreciation Fund, Series I Shares                                              72,310
PCAP2                AIM V.I. Capital Appreciation Fund, Series I Shares                                               5,677
WCAP7                AIM V.I. Capital Appreciation Fund, Series I Shares                                              58,883
PCAP1                AIM V.I. Capital Appreciation Fund, Series I Shares                                             128,243
UCAP4                AIM V.I. Capital Appreciation Fund, Series I Shares                                             136,135
ECA                  AIM V.I. Capital Appreciation Fund, Series I Shares                                             124,915
WCAP4                AIM V.I. Capital Appreciation Fund, Series I Shares                                              98,019
WCAP3                AIM V.I. Capital Appreciation Fund, Series I Shares                                             106,212
SCAP1                AIM V.I. Capital Appreciation Fund, Series I Shares                                             142,115
WCAP2                AIM V.I. Capital Appreciation Fund, Series I Shares                                              11,861
WCAP1                AIM V.I. Capital Appreciation Fund, Series I Shares                                              16,271
WCAP9                AIM V.I. Capital Appreciation Fund, Series I Shares                                                   1
UAAC1                AIM V.I. Capital Appreciation Fund, Series II Shares                                                693
UAAC2                AIM V.I. Capital Appreciation Fund, Series II Shares                                              5,642
WAAC7                AIM V.I. Capital Appreciation Fund, Series II Shares                                                  1
UAAC3                AIM V.I. Capital Appreciation Fund, Series II Shares                                              1,096
UAAC5                AIM V.I. Capital Appreciation Fund, Series II Shares                                                461
UAAC4                AIM V.I. Capital Appreciation Fund, Series II Shares                                              3,335
WAAC5                AIM V.I. Capital Appreciation Fund, Series II Shares                                              3,397
WAAC4                AIM V.I. Capital Appreciation Fund, Series II Shares                                              1,082
WAAC3                AIM V.I. Capital Appreciation Fund, Series II Shares                                              1,346
UAAC6                AIM V.I. Capital Appreciation Fund, Series II Shares                                              1,684
WAAC8                AIM V.I. Capital Appreciation Fund, Series II Shares                                                831
UAAC7                AIM V.I. Capital Appreciation Fund, Series II Shares                                              1,236
WAAC1                AIM V.I. Capital Appreciation Fund, Series II Shares                                             11,249
UAAC9                AIM V.I. Capital Appreciation Fund, Series II Shares                                                  1
WAAC9                AIM V.I. Capital Appreciation Fund, Series II Shares                                                  1
UAAC8                AIM V.I. Capital Appreciation Fund, Series II Shares                                                  1
ECD                  AIM V.I. Capital Development Fund, Series I Shares                                               63,631
SCDV2                AIM V.I. Capital Development Fund, Series I Shares                                               13,228
SCDV1                AIM V.I. Capital Development Fund, Series I Shares                                              124,055
UAAD1                AIM V.I. Capital Development Fund, Series II Shares                                               4,949
UAAD2                AIM V.I. Capital Development Fund, Series II Shares                                              27,947
WAAD7                AIM V.I. Capital Development Fund, Series II Shares                                                   2
UAAD3                AIM V.I. Capital Development Fund, Series II Shares                                               7,880
UAAD5                AIM V.I. Capital Development Fund, Series II Shares                                               6,311
UAAD4                AIM V.I. Capital Development Fund, Series II Shares                                              14,962
WAAD5                AIM V.I. Capital Development Fund, Series II Shares                                               8,530
WAAD4                AIM V.I. Capital Development Fund, Series II Shares                                                   2
WAAD3                AIM V.I. Capital Development Fund, Series II Shares                                                 502
UAAD6                AIM V.I. Capital Development Fund, Series II Shares                                               1,458
WAAD8                AIM V.I. Capital Development Fund, Series II Shares                                               1,054
UAAD7                AIM V.I. Capital Development Fund, Series II Shares                                               3,810
WAAD1                AIM V.I. Capital Development Fund, Series II Shares                                               2,913
UAAD9                AIM V.I. Capital Development Fund, Series II Shares                                                 203
WAAD9                AIM V.I. Capital Development Fund, Series II Shares                                                   2
UAAD8                AIM V.I. Capital Development Fund, Series II Shares                                                 147
EGN                  AIM V.I. Core Equity Fund, Series I Shares                                                      263,806
UDDT1                AIM V.I. Dent Demographic Trends Fund, Series I Shares                                            9,918
UDDT2                AIM V.I. Dent Demographic Trends Fund, Series I Shares                                           67,038
UDDT3                AIM V.I. Dent Demographic Trends Fund, Series I Shares                                           31,223
UDDT4                AIM V.I. Dent Demographic Trends Fund, Series I Shares                                          137,183

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                                                 SHARES
------------------------------------------------------------------------------------------------------------------------------
EIN                  AIM V.I. International Growth Fund, Series I Shares                                             175,971
UVAL1                AIM V.I. Premier Equity Fund, Series I Shares                                                    14,919
UVAL2                AIM V.I. Premier Equity Fund, Series I Shares                                                   127,787
PVAL2                AIM V.I. Premier Equity Fund, Series I Shares                                                    13,810
WVAL7                AIM V.I. Premier Equity Fund, Series I Shares                                                   194,697
PVAL1                AIM V.I. Premier Equity Fund, Series I Shares                                                   308,722
UVAL4                AIM V.I. Premier Equity Fund, Series I Shares                                                   186,787
EVA                  AIM V.I. Premier Equity Fund, Series I Shares                                                   483,743
WVAL4                AIM V.I. Premier Equity Fund, Series I Shares                                                   247,129
WVAL3                AIM V.I. Premier Equity Fund, Series I Shares                                                   190,538
SVAL1                AIM V.I. Premier Equity Fund, Series I Shares                                                   158,576
WVAL2                AIM V.I. Premier Equity Fund, Series I Shares                                                    28,008
WVAL1                AIM V.I. Premier Equity Fund, Series I Shares                                                    42,412
WVAL9                AIM V.I. Premier Equity Fund, Series I Shares                                                         1
UAVA1                AIM V.I. Premier Equity Fund, Series II Shares                                                    1,008
UAVA2                AIM V.I. Premier Equity Fund, Series II Shares                                                    3,576
WAVA7                AIM V.I. Premier Equity Fund, Series II Shares                                                        2
UAVA3                AIM V.I. Premier Equity Fund, Series II Shares                                                      307
UAVA5                AIM V.I. Premier Equity Fund, Series II Shares                                                      316
UAVA4                AIM V.I. Premier Equity Fund, Series II Shares                                                      990
WAVA5                AIM V.I. Premier Equity Fund, Series II Shares                                                    1,200
WAVA4                AIM V.I. Premier Equity Fund, Series II Shares                                                        2
WAVA3                AIM V.I. Premier Equity Fund, Series II Shares                                                       94
UAVA6                AIM V.I. Premier Equity Fund, Series II Shares                                                        1
WAVA8                AIM V.I. Premier Equity Fund, Series II Shares                                                        1
UAVA7                AIM V.I. Premier Equity Fund, Series II Shares                                                      216
WAVA1                AIM V.I. Premier Equity Fund, Series II Shares                                                        1
UAVA9                AIM V.I. Premier Equity Fund, Series II Shares                                                        2
WAVA9                AIM V.I. Premier Equity Fund, Series II Shares                                                        1
UAVA8                AIM V.I. Premier Equity Fund, Series II Shares                                                        1
UGIP1                AllianceBernstein VP Growth and Income Portfolio (Class B)                                       67,881
UGIP2                AllianceBernstein VP Growth and Income Portfolio (Class B)                                      412,899
WGIP7                AllianceBernstein VP Growth and Income Portfolio (Class B)                                        1,538
UGIP3                AllianceBernstein VP Growth and Income Portfolio (Class B)                                      154,398
UGIP5                AllianceBernstein VP Growth and Income Portfolio (Class B)                                        6,238
UGIP4                AllianceBernstein VP Growth and Income Portfolio (Class B)                                      506,255
WGIP5                AllianceBernstein VP Growth and Income Portfolio (Class B)                                       12,363
WGIP4                AllianceBernstein VP Growth and Income Portfolio (Class B)                                        1,154
WGIP3                AllianceBernstein VP Growth and Income Portfolio (Class B)                                        1,777
UGIP6                AllianceBernstein VP Growth and Income Portfolio (Class B)                                       16,217
WGIP8                AllianceBernstein VP Growth and Income Portfolio (Class B)                                        1,148
UGIP7                AllianceBernstein VP Growth and Income Portfolio (Class B)                                       15,066
WGIP1                AllianceBernstein VP Growth and Income Portfolio (Class B)                                        2,993
UGIP9                AllianceBernstein VP Growth and Income Portfolio (Class B)                                            1
WGIP9                AllianceBernstein VP Growth and Income Portfolio (Class B)                                            2
UGIP8                AllianceBernstein VP Growth and Income Portfolio (Class B)                                        2,856
UPRG1                AllianceBernstein VP Premier Growth Portfolio (Class B)                                          22,924
UPRG2                AllianceBernstein VP Premier Growth Portfolio (Class B)                                         127,657
WPRG7                AllianceBernstein VP Premier Growth Portfolio (Class B)                                               1
UPRG3                AllianceBernstein VP Premier Growth Portfolio (Class B)                                          38,394
UPRG5                AllianceBernstein VP Premier Growth Portfolio (Class B)                                           1,660
UPRG4                AllianceBernstein VP Premier Growth Portfolio (Class B)                                         189,479
EPP                  AllianceBernstein VP Premier Growth Portfolio (Class B)                                          65,351
WPRG4                AllianceBernstein VP Premier Growth Portfolio (Class B)                                              62
SPGR2                AllianceBernstein VP Premier Growth Portfolio (Class B)                                          24,111
UPRG6                AllianceBernstein VP Premier Growth Portfolio (Class B)                                          10,807
SPGR1                AllianceBernstein VP Premier Growth Portfolio (Class B)                                         132,948
UPRG7                AllianceBernstein VP Premier Growth Portfolio (Class B)                                           7,426
WPRG1                AllianceBernstein VP Premier Growth Portfolio (Class B)                                             390
UPRG9                AllianceBernstein VP Premier Growth Portfolio (Class B)                                               1
WPRG9                AllianceBernstein VP Premier Growth Portfolio (Class B)                                               2
UPRG8                AllianceBernstein VP Premier Growth Portfolio (Class B)                                             195
UTEC1                AllianceBernstein VP Technology Portfolio (Class B)                                              19,176
UTEC2                AllianceBernstein VP Technology Portfolio (Class B)                                              80,486
WTEC7                AllianceBernstein VP Technology Portfolio (Class B)                                                 145
UTEC3                AllianceBernstein VP Technology Portfolio (Class B)                                              14,461

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                                                 SHARES
------------------------------------------------------------------------------------------------------------------------------
UTEC5                AllianceBernstein VP Technology Portfolio (Class B)                                              10,841
UTEC4                AllianceBernstein VP Technology Portfolio (Class B)                                              84,146
ETC                  AllianceBernstein VP Technology Portfolio (Class B)                                              65,275
WTEC4                AllianceBernstein VP Technology Portfolio (Class B)                                                 357
STEC2                AllianceBernstein VP Technology Portfolio (Class B)                                              35,152
UTEC6                AllianceBernstein VP Technology Portfolio (Class B)                                              12,828
STEC1                AllianceBernstein VP Technology Portfolio (Class B)                                             111,488
UTEC7                AllianceBernstein VP Technology Portfolio (Class B)                                               6,215
WTEC1                AllianceBernstein VP Technology Portfolio (Class B)                                               1,405
UTEC9                AllianceBernstein VP Technology Portfolio (Class B)                                                   1
WTEC9                AllianceBernstein VP Technology Portfolio (Class B)                                                   2
UTEC8                AllianceBernstein VP Technology Portfolio (Class B)                                                 895
UAGR1                AllianceBernstein VP Total Return Portfolio (Class B)                                             2,310
UAGR2                AllianceBernstein VP Total Return Portfolio (Class B)                                            17,115
WAGR7                AllianceBernstein VP Total Return Portfolio (Class B)                                                 1
UAGR3                AllianceBernstein VP Total Return Portfolio (Class B)                                             1,292
UAGR5                AllianceBernstein VP Total Return Portfolio (Class B)                                             4,760
UAGR4                AllianceBernstein VP Total Return Portfolio (Class B)                                            13,291
WAGR5                AllianceBernstein VP Total Return Portfolio (Class B)                                               553
WAGR4                AllianceBernstein VP Total Return Portfolio (Class B)                                                 1
WAGR3                AllianceBernstein VP Total Return Portfolio (Class B)                                                 1
UAGR6                AllianceBernstein VP Total Return Portfolio (Class B)                                             4,958
WAGR8                AllianceBernstein VP Total Return Portfolio (Class B)                                                 1
UAGR7                AllianceBernstein VP Total Return Portfolio (Class B)                                                 1
UAGR9                AllianceBernstein VP Total Return Portfolio (Class B)                                                 1
UAGR8                AllianceBernstein VP Total Return Portfolio (Class B)                                                 1
EHG                  AllianceBernstein VP U.S. Government/High Grade Securities Portfolio (Class B)                  140,131
SUGH2                AllianceBernstein VP U.S. Government/High Grade Securities Portfolio (Class B)                   85,549
SUGH1                AllianceBernstein VP U.S. Government/High Grade Securities Portfolio (Class B)                   96,906
EIG                  American Century(R) VP Income & Growth, Class I                                                 307,591
EVL                  American Century(R) VP Value, Class I                                                           256,351
EAS                  Baron Capital Asset Fund - Insurance Shares                                                      33,275
SCAS2                Baron Capital Asset Fund - Insurance Shares                                                      29,535
SCAS1                Baron Capital Asset Fund - Insurance Shares                                                      63,443
PCHY2                Columbia High Yield Fund, Variable Series, Class A                                               12,569
PCHY1                Columbia High Yield Fund, Variable Series, Class A                                               53,033
EEG                  Credit Suisse Trust - Mid-Cap Growth Portfolio                                                    9,195
                       (previously Credit Suisse Trust - Emerging Growth Portfolio)
SEGR2                Credit Suisse Trust - Mid-Cap Growth Portfolio                                                    2,614
                       (previously Credit Suisse Trust - Emerging Growth Portfolio)
SEGR1                Credit Suisse Trust - Mid-Cap Growth Portfolio                                                   32,731
                       (previously Credit Suisse Trust - Emerging Growth Portfolio)
WSRG7                The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Share Class                         19,078
WSRG6                The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Share Class                         18,607
ESR                  The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Share Class                         13,034
WSRG4                The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Share Class                         28,059
WSRG3                The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Share Class                         12,168
WSRG8                The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Share Class                              1
WSRG2                The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Share Class                          2,966
WSRG1                The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Share Class                          3,367
WSRG9                The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Share Class                              1
EDS                  Dreyfus Variable Investment Fund Disciplined Stock Portfolio - Initial Share Class               24,204
ECO                  Dreyfus Variable Investment Fund Small Company Stock Portfolio - Initial Share Class              1,139
UECB1                Evergreen VA Core Bond Fund - Class 2                                                            83,122
UECB2                Evergreen VA Core Bond Fund - Class 2                                                           301,944
WECB7                Evergreen VA Core Bond Fund - Class 2                                                             7,011
UECB3                Evergreen VA Core Bond Fund - Class 2                                                            94,224
UECB5                Evergreen VA Core Bond Fund - Class 2                                                            94,795
UECB4                Evergreen VA Core Bond Fund - Class 2                                                           283,693
WECB5                Evergreen VA Core Bond Fund - Class 2                                                           142,215
WECB4                Evergreen VA Core Bond Fund - Class 2                                                            49,697
WECB3                Evergreen VA Core Bond Fund - Class 2                                                            23,214
UECB6                Evergreen VA Core Bond Fund - Class 2                                                            57,177
WECB8                Evergreen VA Core Bond Fund - Class 2                                                            32,220
UECB7                Evergreen VA Core Bond Fund - Class 2                                                            74,563
WECB1                Evergreen VA Core Bond Fund - Class 2                                                            37,567

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                                                 SHARES
------------------------------------------------------------------------------------------------------------------------------
UECB9                Evergreen VA Core Bond Fund - Class 2                                                             3,640
WECB9                Evergreen VA Core Bond Fund - Class 2                                                                27
UECB8                Evergreen VA Core Bond Fund - Class 2                                                            18,583
UEFF1                Evergreen VA Foundation Fund - Class 2                                                            2,627
UEFF2                Evergreen VA Foundation Fund - Class 2                                                           22,761
WEFF7                Evergreen VA Foundation Fund - Class 2                                                              654
UEFF3                Evergreen VA Foundation Fund - Class 2                                                            7,929
UEFF5                Evergreen VA Foundation Fund - Class 2                                                            5,608
UEFF4                Evergreen VA Foundation Fund - Class 2                                                           11,026
WEFF5                Evergreen VA Foundation Fund - Class 2                                                            6,603
WEFF4                Evergreen VA Foundation Fund - Class 2                                                            1,640
WEFF3                Evergreen VA Foundation Fund - Class 2                                                            4,185
UEFF6                Evergreen VA Foundation Fund - Class 2                                                            6,801
WEFF8                Evergreen VA Foundation Fund - Class 2                                                              582
UEFF7                Evergreen VA Foundation Fund - Class 2                                                           20,649
WEFF1                Evergreen VA Foundation Fund - Class 2                                                            1,977
UEFF9                Evergreen VA Foundation Fund - Class 2                                                              562
WEFF9                Evergreen VA Foundation Fund - Class 2                                                                2
UEFF8                Evergreen VA Foundation Fund - Class 2                                                            1,814
UEVF1                Evergreen VA Fund - Class 1(1)                                                                    3,419
UEVF2                Evergreen VA Fund - Class 1(1)                                                                   37,058
UEVF3                Evergreen VA Fund - Class 1(1)                                                                   17,448
UEVF4                Evergreen VA Fund - Class 1(1)                                                                   29,792
UEFD1                Evergreen VA Fund - Class 2(2)                                                                   12,539
UEFD2                Evergreen VA Fund - Class 2(2)                                                                  127,555
WEFD7                Evergreen VA Fund - Class 2(2)                                                                    7,518
UEFD3                Evergreen VA Fund - Class 2(2)                                                                   18,616
UEFD5                Evergreen VA Fund - Class 2(2)                                                                   17,661
UEFD4                Evergreen VA Fund - Class 2(2)                                                                   95,201
WEFD5                Evergreen VA Fund - Class 2(2)                                                                   37,004
WEFD4                Evergreen VA Fund - Class 2(2)                                                                    9,363
WEFD3                Evergreen VA Fund - Class 2(2)                                                                    7,230
UEFD6                Evergreen VA Fund - Class 2(2)                                                                   22,812
WEFD8                Evergreen VA Fund - Class 2(2)                                                                    6,838
UEFD7                Evergreen VA Fund - Class 2(2)                                                                   19,702
WEFD1                Evergreen VA Fund - Class 2(2)                                                                   17,910
UEFD9                Evergreen VA Fund - Class 2(2)                                                                      831
WEFD9                Evergreen VA Fund - Class 2(2)                                                                        2
UEFD8                Evergreen VA Fund - Class 2(2)                                                                    2,632
UEGI1                Evergreen VA Growth and Income Fund - Class 1                                                     4,972
UEGI2                Evergreen VA Growth and Income Fund - Class 1                                                    17,246
UEGI3                Evergreen VA Growth and Income Fund - Class 1                                                    13,595
UEGI4                Evergreen VA Growth and Income Fund - Class 1                                                    20,236
UEGW1                Evergreen VA Growth and Income Fund - Class 2(3)                                                 12,300
UEGW2                Evergreen VA Growth and Income Fund - Class 2(3)                                                128,863
WEGW7                Evergreen VA Growth and Income Fund - Class 2(3)                                                  4,477
UEGW3                Evergreen VA Growth and Income Fund - Class 2(3)                                                 15,466
UEGW5                Evergreen VA Growth and Income Fund - Class 2(3)                                                 18,369
UEGW4                Evergreen VA Growth and Income Fund - Class 2(3)                                                 83,058
WEGW5                Evergreen VA Growth and Income Fund - Class 2(3)                                                 36,733
WEGW4                Evergreen VA Growth and Income Fund - Class 2(3)                                                 10,268
WEGW3                Evergreen VA Growth and Income Fund - Class 2(3)                                                  7,846
UEGW6                Evergreen VA Growth and Income Fund - Class 2(3)                                                 22,638
WEGW8                Evergreen VA Growth and Income Fund - Class 2(3)                                                  7,233
UEGW7                Evergreen VA Growth and Income Fund - Class 2(3)                                                 25,066
WEGW1                Evergreen VA Growth and Income Fund - Class 2(3)                                                 16,195
UEGW9                Evergreen VA Growth and Income Fund - Class 2(3)                                                    420
WEGW9                Evergreen VA Growth and Income Fund - Class 2(3)                                                     22
UEGW8                Evergreen VA Growth and Income Fund - Class 2(3)                                                  3,035
UEGR1                Evergreen VA Growth Fund - Class 2                                                                4,046
UEGR2                Evergreen VA Growth Fund - Class 2                                                               80,983
WEGR7                Evergreen VA Growth Fund - Class 2                                                                4,278
UEGR3                Evergreen VA Growth Fund - Class 2                                                                9,430
UEGR5                Evergreen VA Growth Fund - Class 2                                                               10,460
UEGR4                Evergreen VA Growth Fund - Class 2                                                               40,194
WEGR5                Evergreen VA Growth Fund - Class 2                                                               15,428

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                                                 SHARES
------------------------------------------------------------------------------------------------------------------------------
WEGR4                Evergreen VA Growth Fund - Class 2                                                                6,558
WEGR3                Evergreen VA Growth Fund - Class 2                                                                1,734
UEGR6                Evergreen VA Growth Fund - Class 2                                                               17,916
WEGR8                Evergreen VA Growth Fund - Class 2                                                                1,555
UEGR7                Evergreen VA Growth Fund - Class 2                                                               11,700
WEGR1                Evergreen VA Growth Fund - Class 2                                                                6,596
UEGR9                Evergreen VA Growth Fund - Class 2                                                                  141
WEGR9                Evergreen VA Growth Fund - Class 2                                                                   21
UEGR8                Evergreen VA Growth Fund - Class 2                                                                2,097
UEHI1                Evergreen VA High Income Fund - Class 2                                                          29,328
UEHI2                Evergreen VA High Income Fund - Class 2                                                         187,139
WEHI7                Evergreen VA High Income Fund - Class 2                                                           5,281
UEHI3                Evergreen VA High Income Fund - Class 2                                                          32,295
UEHI5                Evergreen VA High Income Fund - Class 2                                                          28,015
UEHI4                Evergreen VA High Income Fund - Class 2                                                         145,656
WEHI5                Evergreen VA High Income Fund - Class 2                                                          86,820
WEHI4                Evergreen VA High Income Fund - Class 2                                                          24,967
WEHI3                Evergreen VA High Income Fund - Class 2                                                           9,835
UEHI6                Evergreen VA High Income Fund - Class 2                                                          91,831
WEHI8                Evergreen VA High Income Fund - Class 2                                                          14,132
UEHI7                Evergreen VA High Income Fund - Class 2                                                          39,848
WEHI1                Evergreen VA High Income Fund - Class 2                                                          19,773
UEHI9                Evergreen VA High Income Fund - Class 2                                                           1,179
WEHI9                Evergreen VA High Income Fund - Class 2                                                           3,653
UEHI8                Evergreen VA High Income Fund - Class 2                                                          10,435
UEIN1                Evergreen VA International Equity Fund - Class 1(4)                                               5,576
UEIN2                Evergreen VA International Equity Fund - Class 1(4)                                              46,675
UEIN3                Evergreen VA International Equity Fund - Class 1(4)                                              27,942
UEIN4                Evergreen VA International Equity Fund - Class 1(4)                                              52,933
UEIG1                Evergreen VA International Equity Fund - Class 2(5)                                              25,373
UEIG2                Evergreen VA International Equity Fund - Class 2(5)                                             228,584
WEIG7                Evergreen VA International Equity Fund - Class 2(5)                                              13,951
UEIG3                Evergreen VA International Equity Fund - Class 2(5)                                              28,511
UEIG5                Evergreen VA International Equity Fund - Class 2(5)                                              35,112
UEIG4                Evergreen VA International Equity Fund - Class 2(5)                                             186,866
WEIG5                Evergreen VA International Equity Fund - Class 2(5)                                              55,350
WEIG4                Evergreen VA International Equity Fund - Class 2(5)                                              26,144
WEIG3                Evergreen VA International Equity Fund - Class 2(5)                                              12,890
UEIG6                Evergreen VA International Equity Fund - Class 2(5)                                              31,027
WEIG8                Evergreen VA International Equity Fund - Class 2(5)                                              13,740
UEIG7                Evergreen VA International Equity Fund - Class 2(5)                                              27,160
WEIG1                Evergreen VA International Equity Fund - Class 2(5)                                              36,480
UEIG9                Evergreen VA International Equity Fund - Class 2(5)                                                 701
WEIG9                Evergreen VA International Equity Fund - Class 2(5)                                                   2
UEIG8                Evergreen VA International Equity Fund - Class 2(5)                                               3,525
UEOM1                Evergreen VA Omega Fund - Class 1                                                                19,357
UEOM2                Evergreen VA Omega Fund - Class 1                                                               108,364
UEOM3                Evergreen VA Omega Fund - Class 1                                                                48,882
UEOM4                Evergreen VA Omega Fund - Class 1                                                               150,441
UEOE1                Evergreen VA Omega Fund - Class 2                                                                20,978
UEOE2                Evergreen VA Omega Fund - Class 2                                                               167,576
WEOE7                Evergreen VA Omega Fund - Class 2                                                                 3,736
UEOE3                Evergreen VA Omega Fund - Class 2                                                                28,508
UEOE5                Evergreen VA Omega Fund - Class 2                                                                23,657
UEOE4                Evergreen VA Omega Fund - Class 2                                                               107,384
WEOE5                Evergreen VA Omega Fund - Class 2                                                                38,875
WEOE4                Evergreen VA Omega Fund - Class 2                                                                10,971
WEOE3                Evergreen VA Omega Fund - Class 2                                                                 7,984
UEOE6                Evergreen VA Omega Fund - Class 2                                                                44,946
WEOE8                Evergreen VA Omega Fund - Class 2                                                                 5,749
UEOE7                Evergreen VA Omega Fund - Class 2                                                                21,611
WEOE1                Evergreen VA Omega Fund - Class 2                                                                14,825
UEOE9                Evergreen VA Omega Fund - Class 2                                                                 1,755
WEOE9                Evergreen VA Omega Fund - Class 2                                                                    33
UEOE8                Evergreen VA Omega Fund - Class 2                                                                 2,664
UESE1                Evergreen VA Special Equity Fund - Class 2                                                            9

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                                                 SHARES
------------------------------------------------------------------------------------------------------------------------------
UESE2                Evergreen VA Special Equity Fund - Class 2                                                       54,758
WESE7                Evergreen VA Special Equity Fund - Class 2                                                        2,063
UESE3                Evergreen VA Special Equity Fund - Class 2                                                        2,752
UESE5                Evergreen VA Special Equity Fund - Class 2                                                          732
UESE4                Evergreen VA Special Equity Fund - Class 2                                                       18,130
WESE5                Evergreen VA Special Equity Fund - Class 2                                                        7,384
WESE4                Evergreen VA Special Equity Fund - Class 2                                                        2,776
WESE3                Evergreen VA Special Equity Fund - Class 2                                                        8,761
UESE6                Evergreen VA Special Equity Fund - Class 2                                                        2,973
WESE8                Evergreen VA Special Equity Fund - Class 2                                                          529
UESE7                Evergreen VA Special Equity Fund - Class 2                                                        1,327
WESE1                Evergreen VA Special Equity Fund - Class 2                                                        9,715
UESE9                Evergreen VA Special Equity Fund - Class 2                                                        1,048
WESE9                Evergreen VA Special Equity Fund - Class 2                                                            1
UESE8                Evergreen VA Special Equity Fund - Class 2                                                        1,455
UESC1                Evergreen VA Special Values Fund - Class 1                                                       40,931
UESC2                Evergreen VA Special Values Fund - Class 1                                                      227,794
UESC3                Evergreen VA Special Values Fund - Class 1                                                       93,476
UESC4                Evergreen VA Special Values Fund - Class 1                                                      245,828
UESM1                Evergreen VA Special Values Fund - Class 2                                                       33,694
UESM2                Evergreen VA Special Values Fund - Class 2                                                      161,123
WESM7                Evergreen VA Special Values Fund - Class 2                                                        1,932
UESM3                Evergreen VA Special Values Fund - Class 2                                                       34,045
UESM5                Evergreen VA Special Values Fund - Class 2                                                       29,963
UESM4                Evergreen VA Special Values Fund - Class 2                                                      131,713
WESM5                Evergreen VA Special Values Fund - Class 2                                                       40,598
WESM4                Evergreen VA Special Values Fund - Class 2                                                       11,072
WESM3                Evergreen VA Special Values Fund - Class 2                                                        6,038
UESM6                Evergreen VA Special Values Fund - Class 2                                                       27,783
WESM8                Evergreen VA Special Values Fund - Class 2                                                        4,846
UESM7                Evergreen VA Special Values Fund - Class 2                                                       37,190
WESM1                Evergreen VA Special Values Fund - Class 2                                                       13,120
UESM9                Evergreen VA Special Values Fund - Class 2                                                        3,529
WESM9                Evergreen VA Special Values Fund - Class 2                                                           18
UESM8                Evergreen VA Special Values Fund - Class 2                                                        5,087
UESI1                Evergreen VA Strategic Income Fund - Class 1                                                     37,676
UESI2                Evergreen VA Strategic Income Fund - Class 1                                                    209,484
UESI3                Evergreen VA Strategic Income Fund - Class 1                                                     54,810
UESI4                Evergreen VA Strategic Income Fund - Class 1                                                    244,746
UEST1                Evergreen VA Strategic Income Fund - Class 2                                                     33,994
UEST2                Evergreen VA Strategic Income Fund - Class 2                                                    140,925
WEST7                Evergreen VA Strategic Income Fund - Class 2                                                      4,813
UEST3                Evergreen VA Strategic Income Fund - Class 2                                                     24,426
UEST5                Evergreen VA Strategic Income Fund - Class 2                                                     52,555
UEST4                Evergreen VA Strategic Income Fund - Class 2                                                    170,198
WEST5                Evergreen VA Strategic Income Fund - Class 2                                                    109,822
WEST4                Evergreen VA Strategic Income Fund - Class 2                                                     24,256
WEST3                Evergreen VA Strategic Income Fund - Class 2                                                      6,679
UEST6                Evergreen VA Strategic Income Fund - Class 2                                                     57,327
WEST8                Evergreen VA Strategic Income Fund - Class 2                                                      8,980
UEST7                Evergreen VA Strategic Income Fund - Class 2                                                     70,499
WEST1                Evergreen VA Strategic Income Fund - Class 2                                                      1,925
UEST9                Evergreen VA Strategic Income Fund - Class 2                                                      5,096
WEST9                Evergreen VA Strategic Income Fund - Class 2                                                          2
UEST8                Evergreen VA Strategic Income Fund - Class 2                                                      6,457
PBAL2                Fidelity(R) VIP Balanced Portfolio Service Class                                                  4,627
PBAL1                Fidelity(R) VIP Balanced Portfolio Service Class                                                 37,104
WFBA5                Fidelity(R) VIP Balanced Portfolio Service Class 2                                                  977
WFBA3                Fidelity(R) VIP Balanced Portfolio Service Class 2                                                4,803
WFBA8                Fidelity(R) VIP Balanced Portfolio Service Class 2                                                1,127
WFBA1                Fidelity(R) VIP Balanced Portfolio Service Class 2                                                3,918
WFBA9                Fidelity(R) VIP Balanced Portfolio Service Class 2                                                    2
UCOF1                Fidelity(R) VIP Contrafund(R) Portfolio Service Class                                            39,972
UCOF2                Fidelity(R) VIP Contrafund(R) Portfolio Service Class                                           229,877
UCOF3                Fidelity(R) VIP Contrafund(R) Portfolio Service Class                                            71,056
UCOF4                Fidelity(R) VIP Contrafund(R) Portfolio Service Class                                           250,333

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                                                 SHARES
------------------------------------------------------------------------------------------------------------------------------
UFCO1                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                          57,967
UFCO2                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                         307,932
WFCO7                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                          10,014
UFCO3                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                          44,517
UFCO5                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                          71,233
UFCO4                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                         212,858
WFCO5                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                          68,856
WFCO4                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                           9,580
WFCO3                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                           2,893
UFCO6                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                          53,818
WFCO8                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                          14,588
UFCO7                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                         112,654
WFCO1                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                           8,090
UFCO9                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                           2,367
WFCO9                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                               1
UFCO8                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                          11,564
WDYC7                Fidelity(R) VIP Dynamic Capital Appreciation Portfolio Service Class 2                           15,166
WDYC6                Fidelity(R) VIP Dynamic Capital Appreciation Portfolio Service Class 2                           81,818
WDYC5                Fidelity(R) VIP Dynamic Capital Appreciation Portfolio Service Class 2                            8,964
WDYC4                Fidelity(R) VIP Dynamic Capital Appreciation Portfolio Service Class 2                           53,984
WDYC3                Fidelity(R) VIP Dynamic Capital Appreciation Portfolio Service Class 2                           29,756
WDYC8                Fidelity(R) VIP Dynamic Capital Appreciation Portfolio Service Class 2                                2
WDYC2                Fidelity(R) VIP Dynamic Capital Appreciation Portfolio Service Class 2                               91
WDYC1                Fidelity(R) VIP Dynamic Capital Appreciation Portfolio Service Class 2                            2,915
WDYC9                Fidelity(R) VIP Dynamic Capital Appreciation Portfolio Service Class 2                                2
PGRI2                Fidelity(R) VIP Growth & Income Portfolio Service Class                                          10,572
PGRI1                Fidelity(R) VIP Growth & Income Portfolio Service Class                                          29,167
EFG                  Fidelity(R) VIP Growth & Income Portfolio Service Class                                         128,617
SGRI2                Fidelity(R) VIP Growth & Income Portfolio Service Class                                          61,496
SGRI1                Fidelity(R) VIP Growth & Income Portfolio Service Class                                         255,477
WFFG5                Fidelity(R) VIP Growth & Income Portfolio Service Class 2                                            41
WFFG3                Fidelity(R) VIP Growth & Income Portfolio Service Class 2                                         3,007
WFFG8                Fidelity(R) VIP Growth & Income Portfolio Service Class 2                                             2
WFFG1                Fidelity(R) VIP Growth & Income Portfolio Service Class 2                                         9,546
WFFG9                Fidelity(R) VIP Growth & Income Portfolio Service Class 2                                             2
PGRO2                Fidelity(R) VIP Growth Portfolio Service Class                                                    4,644
PGRO1                Fidelity(R) VIP Growth Portfolio Service Class                                                    4,726
UFGR1                Fidelity(R) VIP Growth Portfolio Service Class 2                                                  4,068
UFGR2                Fidelity(R) VIP Growth Portfolio Service Class 2                                                 30,187
WFGR7                Fidelity(R) VIP Growth Portfolio Service Class 2                                                    247
UFGR3                Fidelity(R) VIP Growth Portfolio Service Class 2                                                  3,735
UFGR5                Fidelity(R) VIP Growth Portfolio Service Class 2                                                  2,226
UFGR4                Fidelity(R) VIP Growth Portfolio Service Class 2                                                 14,758
WFGR5                Fidelity(R) VIP Growth Portfolio Service Class 2                                                  7,917
WFGR4                Fidelity(R) VIP Growth Portfolio Service Class 2                                                  1,682
WFGR3                Fidelity(R) VIP Growth Portfolio Service Class 2                                                  1,730
UFGR6                Fidelity(R) VIP Growth Portfolio Service Class 2                                                  2,727
WFGR8                Fidelity(R) VIP Growth Portfolio Service Class 2                                                  1,542
UFGR7                Fidelity(R) VIP Growth Portfolio Service Class 2                                                  6,131
WFGR1                Fidelity(R) VIP Growth Portfolio Service Class 2                                                  2,090
UFGR9                Fidelity(R) VIP Growth Portfolio Service Class 2                                                     37
WFGR9                Fidelity(R) VIP Growth Portfolio Service Class 2                                                      1
UFGR8                Fidelity(R) VIP Growth Portfolio Service Class 2                                                    220
UHIP1                Fidelity(R) VIP High Income Portfolio Service Class                                              27,351
UHIP2                Fidelity(R) VIP High Income Portfolio Service Class                                             215,959
UHIP3                Fidelity(R) VIP High Income Portfolio Service Class                                             109,761
UHIP4                Fidelity(R) VIP High Income Portfolio Service Class                                             328,665
WHIP7                Fidelity(R) VIP High Income Portfolio Service Class 2                                            47,506
WHIP6                Fidelity(R) VIP High Income Portfolio Service Class 2                                            53,617
WHIP5                Fidelity(R) VIP High Income Portfolio Service Class 2                                            18,302
WHIP4                Fidelity(R) VIP High Income Portfolio Service Class 2                                            44,594
WHIP3                Fidelity(R) VIP High Income Portfolio Service Class 2                                            85,494
WHIP8                Fidelity(R) VIP High Income Portfolio Service Class 2                                                 2
WHIP2                Fidelity(R) VIP High Income Portfolio Service Class 2                                             4,308
WHIP1                Fidelity(R) VIP High Income Portfolio Service Class 2                                            26,000
WHIP9                Fidelity(R) VIP High Income Portfolio Service Class 2                                             5,822

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                                                 SHARES
------------------------------------------------------------------------------------------------------------------------------
UMDC1                Fidelity(R) VIP Mid Cap Portfolio Service Class                                                  40,681
UMDC2                Fidelity(R) VIP Mid Cap Portfolio Service Class                                                 259,318
PMDC2                Fidelity(R) VIP Mid Cap Portfolio Service Class                                                  21,172
PMDC1                Fidelity(R) VIP Mid Cap Portfolio Service Class                                                 141,835
UMDC4                Fidelity(R) VIP Mid Cap Portfolio Service Class                                                 292,100
EFM                  Fidelity(R) VIP Mid Cap Portfolio Service Class                                                 175,850
SMDC2                Fidelity(R) VIP Mid Cap Portfolio Service Class                                                  71,236
SMDC1                Fidelity(R) VIP Mid Cap Portfolio Service Class                                                 274,645
UFMC1                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                                26,309
UFMC2                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                               199,152
WMDC7                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                                62,197
WMDC6                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                               130,749
UFMC5                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                                24,649
UFMC4                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                               154,419
WMDC5                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                                61,739
WMDC4                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                                65,397
WMDC3                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                                59,596
UFMC6                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                                31,149
WMDC8                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                                 8,620
WMDC2                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                                33,052
WMDC1                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                                38,386
UFMC9                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                                 1,095
WMDC9                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                                   970
UFMC8                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                                 8,220
EFO                  Fidelity(R) VIP Overseas Portfolio Service Class                                                 27,762
SOVS2                Fidelity(R) VIP Overseas Portfolio Service Class                                                  8,739
SOVS1                Fidelity(R) VIP Overseas Portfolio Service Class                                                 46,562
UFOV1                Fidelity(R) VIP Overseas Portfolio Service Class 2                                                3,675
UFOV2                Fidelity(R) VIP Overseas Portfolio Service Class 2                                               10,129
WFOV7                Fidelity(R) VIP Overseas Portfolio Service Class 2                                                  502
UFOV3                Fidelity(R) VIP Overseas Portfolio Service Class 2                                                1,883
UFOV5                Fidelity(R) VIP Overseas Portfolio Service Class 2                                                3,635
UFOV4                Fidelity(R) VIP Overseas Portfolio Service Class 2                                                5,097
WFOV5                Fidelity(R) VIP Overseas Portfolio Service Class 2                                                   55
WFOV4                Fidelity(R) VIP Overseas Portfolio Service Class 2                                                  774
WFOV3                Fidelity(R) VIP Overseas Portfolio Service Class 2                                                   18
UFOV6                Fidelity(R) VIP Overseas Portfolio Service Class 2                                                2,942
WFOV8                Fidelity(R) VIP Overseas Portfolio Service Class 2                                                    2
UFOV7                Fidelity(R) VIP Overseas Portfolio Service Class 2                                                  540
UFOV9                Fidelity(R) VIP Overseas Portfolio Service Class 2                                                    1
UFOV8                Fidelity(R) VIP Overseas Portfolio Service Class 2                                                  514
WISE7                FTVIPT Franklin Income Securities Fund - Class 2                                                130,578
WISE6                FTVIPT Franklin Income Securities Fund - Class 2                                                213,614
WISE5                FTVIPT Franklin Income Securities Fund - Class 2                                                 52,723
WISE4                FTVIPT Franklin Income Securities Fund - Class 2                                                270,492
WISE3                FTVIPT Franklin Income Securities Fund - Class 2                                                206,255
WISE8                FTVIPT Franklin Income Securities Fund - Class 2                                                      2
WISE2                FTVIPT Franklin Income Securities Fund - Class 2                                                 31,493
WISE1                FTVIPT Franklin Income Securities Fund - Class 2                                                 97,538
WISE9                FTVIPT Franklin Income Securities Fund - Class 2                                                  8,733
URES1                FTVIPT Franklin Real Estate Fund - Class 2                                                        3,606
URES2                FTVIPT Franklin Real Estate Fund - Class 2                                                       26,002
WRES7                FTVIPT Franklin Real Estate Fund - Class 2                                                       32,315
WRES6                FTVIPT Franklin Real Estate Fund - Class 2                                                       81,319
URES5                FTVIPT Franklin Real Estate Fund - Class 2                                                        1,777
URES4                FTVIPT Franklin Real Estate Fund - Class 2                                                        9,573
ERE                  FTVIPT Franklin Real Estate Fund - Class 2                                                       51,414
WRES4                FTVIPT Franklin Real Estate Fund - Class 2                                                       48,255
WRES3                FTVIPT Franklin Real Estate Fund - Class 2                                                       55,023
URES6                FTVIPT Franklin Real Estate Fund - Class 2                                                          537
SRES1                FTVIPT Franklin Real Estate Fund - Class 2                                                       73,472
WRES2                FTVIPT Franklin Real Estate Fund - Class 2                                                        6,357
WRES1                FTVIPT Franklin Real Estate Fund - Class 2                                                       20,688
URES9                FTVIPT Franklin Real Estate Fund - Class 2                                                            1
WRES9                FTVIPT Franklin Real Estate Fund - Class 2                                                            1
URES8                FTVIPT Franklin Real Estate Fund - Class 2                                                            1

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                                                 SHARES
------------------------------------------------------------------------------------------------------------------------------
USMC1                FTVIPT Franklin Small Cap Fund - Class 2                                                         29,564
USMC2                FTVIPT Franklin Small Cap Fund - Class 2                                                        230,235
PSMC2                FTVIPT Franklin Small Cap Fund - Class 2                                                         27,494
WSMC7                FTVIPT Franklin Small Cap Fund - Class 2                                                         82,610
PSMC1                FTVIPT Franklin Small Cap Fund - Class 2                                                        272,516
USMC5                FTVIPT Franklin Small Cap Fund - Class 2                                                          7,469
USMC4                FTVIPT Franklin Small Cap Fund - Class 2                                                        239,593
WSMC5                FTVIPT Franklin Small Cap Fund - Class 2                                                         53,257
WSMC4                FTVIPT Franklin Small Cap Fund - Class 2                                                        118,538
WSMC3                FTVIPT Franklin Small Cap Fund - Class 2                                                         82,426
USMC6                FTVIPT Franklin Small Cap Fund - Class 2                                                         10,443
WSMC8                FTVIPT Franklin Small Cap Fund - Class 2                                                          5,511
WSMC2                FTVIPT Franklin Small Cap Fund - Class 2                                                         26,866
WSMC1                FTVIPT Franklin Small Cap Fund - Class 2                                                         34,761
USMC9                FTVIPT Franklin Small Cap Fund - Class 2                                                              1
WSMC9                FTVIPT Franklin Small Cap Fund - Class 2                                                              1
USMC8                FTVIPT Franklin Small Cap Fund - Class 2                                                            392
UVAS1                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                        13,979
UVAS2                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                       106,702
PVAS2                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                             2
WVAS7                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                        12,170
PVAS1                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                        29,256
UVAS5                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                        22,020
UVAS4                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                        47,168
WVAS5                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                        39,902
WVAS4                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                        21,945
WVAS3                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                        17,164
UVAS6                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                        26,984
WVAS8                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                         4,648
WVAS2                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                        20,069
WVAS1                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                         6,708
UVAS9                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                           496
WVAS9                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                         1,779
UVAS8                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                         5,409
UMSS1                FTVIPT Mutual Shares Securities Fund - Class 2                                                  216,174
UMSS2                FTVIPT Mutual Shares Securities Fund - Class 2                                                1,173,227
PMSS2                FTVIPT Mutual Shares Securities Fund - Class 2                                                   24,953
WMSS7                FTVIPT Mutual Shares Securities Fund - Class 2                                                  110,511
PMSS1                FTVIPT Mutual Shares Securities Fund - Class 2                                                  370,873
WMSS6                FTVIPT Mutual Shares Securities Fund - Class 2                                                  184,381
UMSS5                FTVIPT Mutual Shares Securities Fund - Class 2                                                  206,713
UMSS4                FTVIPT Mutual Shares Securities Fund - Class 2                                                1,178,675
EMU                  FTVIPT Mutual Shares Securities Fund - Class 2                                                  417,143
WMSS4                FTVIPT Mutual Shares Securities Fund - Class 2                                                  143,938
WMSS3                FTVIPT Mutual Shares Securities Fund - Class 2                                                  164,257
UMSS6                FTVIPT Mutual Shares Securities Fund - Class 2                                                  215,503
SMSS1                FTVIPT Mutual Shares Securities Fund - Class 2                                                  121,722
WMSS2                FTVIPT Mutual Shares Securities Fund - Class 2                                                  300,356
WMSS1                FTVIPT Mutual Shares Securities Fund - Class 2                                                   72,886
UMSS9                FTVIPT Mutual Shares Securities Fund - Class 2                                                    3,422
WMSS9                FTVIPT Mutual Shares Securities Fund - Class 2                                                   11,025
UMSS8                FTVIPT Mutual Shares Securities Fund - Class 2                                                   29,364
UDMS1                FTVIPT Templeton Developing Markets Securities Fund - Class 2                                         2
UDMS2                FTVIPT Templeton Developing Markets Securities Fund - Class 2                                    25,563
UDMS3                FTVIPT Templeton Developing Markets Securities Fund - Class 2                                    20,651
UDMS4                FTVIPT Templeton Developing Markets Securities Fund - Class 2                                    43,941
UINT1                FTVIPT Templeton Foreign Securities Fund - Class 2(6)                                            53,575
UINT2                FTVIPT Templeton Foreign Securities Fund - Class 2(6)                                           327,781
PINT2                FTVIPT Templeton Foreign Securities Fund - Class 2(6)                                             7,926
WINT7                FTVIPT Templeton Foreign Securities Fund - Class 2(6)                                             5,095
PINT1                FTVIPT Templeton Foreign Securities Fund - Class 2(6)                                            28,729
UINT3                FTVIPT Templeton Foreign Securities Fund - Class 2(6)                                           107,126
UINT5                FTVIPT Templeton Foreign Securities Fund - Class 2(6)                                            17,370
UINT4                FTVIPT Templeton Foreign Securities Fund - Class 2(6)                                           264,937
WINT5                FTVIPT Templeton Foreign Securities Fund - Class 2(6)                                            90,814
WINT4                FTVIPT Templeton Foreign Securities Fund - Class 2(6)                                             8,726

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                                                 SHARES
------------------------------------------------------------------------------------------------------------------------------
WINT3                FTVIPT Templeton Foreign Securities Fund - Class 2(6)                                            22,785
UINT6                FTVIPT Templeton Foreign Securities Fund - Class 2(6)                                            31,392
WINT8                FTVIPT Templeton Foreign Securities Fund - Class 2(6)                                            34,426
UINT7                FTVIPT Templeton Foreign Securities Fund - Class 2(6)                                            28,570
WINT1                FTVIPT Templeton Foreign Securities Fund - Class 2(6)                                            11,283
UINT9                FTVIPT Templeton Foreign Securities Fund - Class 2(6)                                               290
WINT9                FTVIPT Templeton Foreign Securities Fund - Class 2(6)                                                 2
UINT8                FTVIPT Templeton Foreign Securities Fund - Class 2(6)                                             4,813
JCG                  Goldman Sachs VIT Capital Growth Fund                                                            37,140
SCGR2                Goldman Sachs VIT Capital Growth Fund                                                             7,758
SCGR1                Goldman Sachs VIT Capital Growth Fund                                                            80,232
WUSE7                Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                                     116,123
WUSE6                Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                                     149,335
JUS                  Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                                     113,436
WUSE4                Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                                     115,778
WUSE3                Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                                      98,485
SUSE1                Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                                      53,889
WUSE2                Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                                      14,891
WUSE1                Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                                      36,767
WUSE9                Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                                           2
JIF                  Goldman Sachs VIT International Equity Fund                                                      11,770
SIEQ2                Goldman Sachs VIT International Equity Fund                                                       3,721
SIEQ1                Goldman Sachs VIT International Equity Fund                                                      53,880
WMCV7                Goldman Sachs VIT Mid Cap Value Fund                                                            151,908
WMCV6                Goldman Sachs VIT Mid Cap Value Fund                                                            202,744
JMC                  Goldman Sachs VIT Mid Cap Value Fund                                                             53,748
WMCV4                Goldman Sachs VIT Mid Cap Value Fund                                                            182,198
WMCV3                Goldman Sachs VIT Mid Cap Value Fund                                                            125,587
WMCV8                Goldman Sachs VIT Mid Cap Value Fund                                                                  2
WMCV2                Goldman Sachs VIT Mid Cap Value Fund                                                             20,291
WMCV1                Goldman Sachs VIT Mid Cap Value Fund                                                             75,658
WMCV9                Goldman Sachs VIT Mid Cap Value Fund                                                                  2
ESB                  Janus Aspen Series Balanced Portfolio: Institutional Shares                                     498,765
PJGT2                Janus Aspen Series Global Technology Portfolio: Service Shares                                    9,464
PJGT1                Janus Aspen Series Global Technology Portfolio: Service Shares                                   13,408
EJT                  Janus Aspen Series Global Technology Portfolio: Service Shares                                   75,302
SGLT2                Janus Aspen Series Global Technology Portfolio: Service Shares                                   25,339
SGLT1                Janus Aspen Series Global Technology Portfolio: Service Shares                                  224,501
PJGP2                Janus Aspen Series Growth Portfolio: Service Shares                                               7,029
PJGP1                Janus Aspen Series Growth Portfolio: Service Shares                                              22,874
EJG                  Janus Aspen Series Growth Portfolio: Service Shares                                              65,164
SGRP2                Janus Aspen Series Growth Portfolio: Service Shares                                              48,955
SGRP1                Janus Aspen Series Growth Portfolio: Service Shares                                             148,185
EJI                  Janus Aspen Series International Growth Portfolio: Service Shares                                54,070
SINT2                Janus Aspen Series International Growth Portfolio: Service Shares                                20,301
SINT1                Janus Aspen Series International Growth Portfolio: Service Shares                               102,685
PJAG2                Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                                       7,066
PJAG1                Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                                       5,968
EJA                  Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                                      29,481
SAGP2                Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                                       7,645
SAGP1                Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                                      58,025
EWG                  Janus Aspen Series Worldwide Growth Portfolio: Institutional Shares                             183,027
EDE                  JPMorgan U.S. Large Cap Core Equity Portfolio                                                    50,404
SUDE2                JPMorgan U.S. Large Cap Core Equity Portfolio                                                    16,052
SUDE1                JPMorgan U.S. Large Cap Core Equity Portfolio                                                    64,397
ERQ                  Lazard Retirement Equity Portfolio                                                               12,596
SREQ2                Lazard Retirement Equity Portfolio                                                                3,572
SREQ1                Lazard Retirement Equity Portfolio                                                               19,736
ERI                  Lazard Retirement International Equity Portfolio                                                 10,245
SRIE2                Lazard Retirement International Equity Portfolio                                                      2
SRIE1                Lazard Retirement International Equity Portfolio                                                 32,324
PLAA2                Liberty Asset Allocation Fund, Variable Series, Class A(7)                                       19,360
PLAA1                Liberty Asset Allocation Fund, Variable Series, Class A(7)                                       44,122
PEQU2                Liberty Equity Fund, Variable Series, Class A(8)                                                 29,617
PEQU1                Liberty Equity Fund, Variable Series, Class A(8)                                                 53,597
PLFS2                Liberty Federal Securities Fund, Variable Series, Class A(9)                                     32,403

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                                                 SHARES
------------------------------------------------------------------------------------------------------------------------------
PLFS1                Liberty Federal Securities Fund, Variable Series, Class A(9)                                    149,603
PLSC2                Liberty Small Company Growth Fund, Variable Series, Class A(10)                                   7,356
PLSC1                Liberty Small Company Growth Fund, Variable Series, Class A(10)                                  16,117
UGRS1                MFS(R) Investors Growth Stock Series - Service Class                                             36,793
UGRS2                MFS(R) Investors Growth Stock Series - Service Class                                            257,758
WGRS7                MFS(R) Investors Growth Stock Series - Service Class                                                  2
UGRS3                MFS(R) Investors Growth Stock Series - Service Class                                             66,693
UGRS5                MFS(R) Investors Growth Stock Series - Service Class                                              4,570
UGRS4                MFS(R) Investors Growth Stock Series - Service Class                                            191,116
WGRS5                MFS(R) Investors Growth Stock Series - Service Class                                              8,326
WGRS4                MFS(R) Investors Growth Stock Series - Service Class                                              4,608
WGRS3                MFS(R) Investors Growth Stock Series - Service Class                                                 28
UGRS6                MFS(R) Investors Growth Stock Series - Service Class                                             12,519
WGRS8                MFS(R) Investors Growth Stock Series - Service Class                                                  1
UGRS7                MFS(R) Investors Growth Stock Series - Service Class                                             10,685
UGRS9                MFS(R) Investors Growth Stock Series - Service Class                                                  2
UGRS8                MFS(R) Investors Growth Stock Series - Service Class                                                343
PGIS2                MFS(R) Investors Trust Series - Initial Class                                                        83
WGIS7                MFS(R) Investors Trust Series - Initial Class                                                    65,701
PGIS1                MFS(R) Investors Trust Series - Initial Class                                                    82,321
WGIS5                MFS(R) Investors Trust Series - Initial Class                                                    24,509
WGIS4                MFS(R) Investors Trust Series - Initial Class                                                    78,042
WGIS3                MFS(R) Investors Trust Series - Initial Class                                                    93,539
WGIS8                MFS(R) Investors Trust Series - Initial Class                                                         1
WGIS2                MFS(R) Investors Trust Series - Initial Class                                                     2,861
WGIS1                MFS(R) Investors Trust Series - Initial Class                                                    16,979
WGIS9                MFS(R) Investors Trust Series - Initial Class                                                         1
PSGI2                MFS(R) Investors Trust Series - Service Class                                                     9,144
PSGI1                MFS(R) Investors Trust Series - Service Class                                                    25,267
WSGI5                MFS(R) Investors Trust Series - Service Class                                                       270
WSGI3                MFS(R) Investors Trust Series - Service Class                                                     2,267
WSGI8                MFS(R) Investors Trust Series - Service Class                                                         1
WSGI1                MFS(R) Investors Trust Series - Service Class                                                     1,207
WSGI9                MFS(R) Investors Trust Series - Service Class                                                         1
PNDS2                MFS(R) New Discovery Series - Initial Class                                                       2,495
PNDS1                MFS(R) New Discovery Series - Initial Class                                                       2,687
END                  MFS(R) New Discovery Series - Initial Class                                                     110,004
SNDS2                MFS(R) New Discovery Series - Initial Class                                                      24,927
SNDS1                MFS(R) New Discovery Series - Initial Class                                                     267,347
UNDS1                MFS(R) New Discovery Series - Service Class                                                      23,630
UNDS2                MFS(R) New Discovery Series - Service Class                                                      85,892
PSND2                MFS(R) New Discovery Series - Service Class                                                       2,412
WSND7                MFS(R) New Discovery Series - Service Class                                                         713
PSND1                MFS(R) New Discovery Series - Service Class                                                      39,515
UNDS5                MFS(R) New Discovery Series - Service Class                                                       2,312
UNDS4                MFS(R) New Discovery Series - Service Class                                                      77,971
WSND5                MFS(R) New Discovery Series - Service Class                                                      12,552
WSND4                MFS(R) New Discovery Series - Service Class                                                         726
WSND3                MFS(R) New Discovery Series - Service Class                                                         953
UNDS6                MFS(R) New Discovery Series - Service Class                                                       4,766
WSND8                MFS(R) New Discovery Series - Service Class                                                         905
UNDS7                MFS(R) New Discovery Series - Service Class                                                      11,260
WSND1                MFS(R) New Discovery Series - Service Class                                                       7,422
UNDS9                MFS(R) New Discovery Series - Service Class                                                           1
WSND9                MFS(R) New Discovery Series - Service Class                                                           2
UNDS8                MFS(R) New Discovery Series - Service Class                                                          44
ERS                  MFS(R) Research Series - Initial Class                                                           81,415
SRSS2                MFS(R) Research Series - Initial Class                                                           17,179
SRSS1                MFS(R) Research Series - Initial Class                                                          118,328
PTRS2                MFS(R) Total Return Series - Initial Class                                                        2,858
PTRS1                MFS(R) Total Return Series - Initial Class                                                        5,538
UTRS1                MFS(R) Total Return Series - Service Class                                                      150,287
UTRS2                MFS(R) Total Return Series - Service Class                                                      800,047
PSTR2                MFS(R) Total Return Series - Service Class                                                       40,332
WSTR7                MFS(R) Total Return Series - Service Class                                                        4,449
PSTR1                MFS(R) Total Return Series - Service Class                                                      314,582

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                                                 SHARES
------------------------------------------------------------------------------------------------------------------------------
UTRS5                MFS(R) Total Return Series - Service Class                                                       95,421
UTRS4                MFS(R) Total Return Series - Service Class                                                      968,872
WSTR5                MFS(R) Total Return Series - Service Class                                                       82,375
WSTR4                MFS(R) Total Return Series - Service Class                                                        4,324
WSTR3                MFS(R) Total Return Series - Service Class                                                       14,223
UTRS6                MFS(R) Total Return Series - Service Class                                                       67,773
WSTR8                MFS(R) Total Return Series - Service Class                                                       78,993
UTRS7                MFS(R) Total Return Series - Service Class                                                      126,606
WSTR1                MFS(R) Total Return Series - Service Class                                                       18,900
UTRS9                MFS(R) Total Return Series - Service Class                                                        3,674
WSTR9                MFS(R) Total Return Series - Service Class                                                            1
UTRS8                MFS(R) Total Return Series - Service Class                                                       14,405
PUTS2                MFS(R) Utilities Series - Initial Class                                                           2,003
WUTS7                MFS(R) Utilities Series - Initial Class                                                          75,564
PUTS1                MFS(R) Utilities Series - Initial Class                                                          80,594
EUT                  MFS(R) Utilities Series - Initial Class                                                         121,162
WUTS4                MFS(R) Utilities Series - Initial Class                                                         128,187
WUTS3                MFS(R) Utilities Series - Initial Class                                                         111,730
SUTS1                MFS(R) Utilities Series - Initial Class                                                          71,177
WUTS2                MFS(R) Utilities Series - Initial Class                                                          16,661
WUTS1                MFS(R) Utilities Series - Initial Class                                                          27,427
WUTS9                MFS(R) Utilities Series - Initial Class                                                               1
USUT1                MFS(R) Utilities Series - Service Class                                                           2,971
USUT2                MFS(R) Utilities Series - Service Class                                                          20,996
PSUT2                MFS(R) Utilities Series - Service Class                                                           6,890
WSUT7                MFS(R) Utilities Series - Service Class                                                               1
PSUT1                MFS(R) Utilities Series - Service Class                                                          12,716
USUT5                MFS(R) Utilities Series - Service Class                                                           3,837
USUT4                MFS(R) Utilities Series - Service Class                                                          10,952
WSUT5                MFS(R) Utilities Series - Service Class                                                           2,753
WSUT4                MFS(R) Utilities Series - Service Class                                                             722
WSUT3                MFS(R) Utilities Series - Service Class                                                             754
USUT6                MFS(R) Utilities Series - Service Class                                                           3,999
WSUT8                MFS(R) Utilities Series - Service Class                                                           2,359
USUT7                MFS(R) Utilities Series - Service Class                                                           4,856
WSUT1                MFS(R) Utilities Series - Service Class                                                           2,606
USUT9                MFS(R) Utilities Series - Service Class                                                               1
WSUT9                MFS(R) Utilities Series - Service Class                                                               1
USUT8                MFS(R) Utilities Series - Service Class                                                             986
EEQ                  OpCap Equity Portfolio                                                                           47,318
EMD                  OpCap Managed Portfolio                                                                         163,750
ESC                  OpCap Small Cap Portfolio                                                                       101,433
EUS                  OpCap U.S. Government Income Portfolio                                                          494,651
EGR                  Oppenheimer Capital Appreciation Fund/VA                                                        167,698
UOCA1                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                          3,821
UOCA2                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                         42,041
WOCA7                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                            570
UOCA3                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                          7,077
UOCA5                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                         11,894
UOCA4                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                         33,228
WOCA5                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                          6,010
WOCA4                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                            743
WOCA3                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                          1,467
UOCA6                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                          7,073
WOCA8                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                          5,923
UOCA7                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                          5,621
WOCA1                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                            495
UOCA9                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                            154
WOCA9                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                              1
UOCA8                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                          2,227
EGS                  Oppenheimer Global Securities Fund/VA                                                             8,421
UOGS1                Oppenheimer Global Securities Fund/VA, Service Shares                                             6,709
UOGS2                Oppenheimer Global Securities Fund/VA, Service Shares                                            34,150
WOGS7                Oppenheimer Global Securities Fund/VA, Service Shares                                             3,584
WOGS6                Oppenheimer Global Securities Fund/VA, Service Shares                                            34,443
UOGS5                Oppenheimer Global Securities Fund/VA, Service Shares                                             3,828

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                                                 SHARES
------------------------------------------------------------------------------------------------------------------------------
UOGS4                Oppenheimer Global Securities Fund/VA, Service Shares                                            26,791
WOGS5                Oppenheimer Global Securities Fund/VA, Service Shares                                            15,140
WOGS4                Oppenheimer Global Securities Fund/VA, Service Shares                                            13,004
WOGS3                Oppenheimer Global Securities Fund/VA, Service Shares                                            22,122
UOGS6                Oppenheimer Global Securities Fund/VA, Service Shares                                             3,277
WOGS8                Oppenheimer Global Securities Fund/VA, Service Shares                                               701
WOGS2                Oppenheimer Global Securities Fund/VA, Service Shares                                             9,881
WOGS1                Oppenheimer Global Securities Fund/VA, Service Shares                                             5,882
UOGS9                Oppenheimer Global Securities Fund/VA, Service Shares                                                 1
WOGS9                Oppenheimer Global Securities Fund/VA, Service Shares                                             4,338
UOGS8                Oppenheimer Global Securities Fund/VA, Service Shares                                               262
EHI                  Oppenheimer High Income Fund/VA                                                                 368,847
UOHI1                Oppenheimer High Income Fund/VA, Service Shares                                                  41,245
UOHI2                Oppenheimer High Income Fund/VA, Service Shares                                                 126,256
WOHI7                Oppenheimer High Income Fund/VA, Service Shares                                                   9,684
UOHI3                Oppenheimer High Income Fund/VA, Service Shares                                                  28,527
UOHI5                Oppenheimer High Income Fund/VA, Service Shares                                                  27,595
UOHI4                Oppenheimer High Income Fund/VA, Service Shares                                                  84,168
WOHI5                Oppenheimer High Income Fund/VA, Service Shares                                                  63,075
WOHI4                Oppenheimer High Income Fund/VA, Service Shares                                                      62
WOHI3                Oppenheimer High Income Fund/VA, Service Shares                                                      82
UOHI6                Oppenheimer High Income Fund/VA, Service Shares                                                  38,482
WOHI8                Oppenheimer High Income Fund/VA, Service Shares                                                   1,873
UOHI7                Oppenheimer High Income Fund/VA, Service Shares                                                  23,480
UOHI9                Oppenheimer High Income Fund/VA, Service Shares                                                       2
UOHI8                Oppenheimer High Income Fund/VA, Service Shares                                                   2,762
EGC                  Oppenheimer Main Street Fund/VA                                                                  21,316
UOSM1                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                        10,211
UOSM2                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                        97,159
WOSM7                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                         2,888
UOSM3                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                        18,292
UOSM5                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                        15,697
UOSM4                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                        69,325
WOSM5                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                        24,963
WOSM4                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                         5,554
WOSM3                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                         4,769
UOSM6                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                        16,713
WOSM8                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                         8,163
UOSM7                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                        15,899
WOSM1                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                         6,407
UOSM9                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                         1,064
WOSM9                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                             2
UOSM8                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                         3,127
EST                  Oppenheimer Strategic Bond Fund/VA                                                               65,500
USTB1                Oppenheimer Strategic Bond Fund/VA, Service Shares                                              233,190
USTB2                Oppenheimer Strategic Bond Fund/VA, Service Shares                                              596,627
WSTB7                Oppenheimer Strategic Bond Fund/VA, Service Shares                                               61,484
WSTB6                Oppenheimer Strategic Bond Fund/VA, Service Shares                                              246,547
USTB5                Oppenheimer Strategic Bond Fund/VA, Service Shares                                              260,758
USTB4                Oppenheimer Strategic Bond Fund/VA, Service Shares                                              563,404
WSTB5                Oppenheimer Strategic Bond Fund/VA, Service Shares                                              358,241
WSTB4                Oppenheimer Strategic Bond Fund/VA, Service Shares                                               96,208
WSTB3                Oppenheimer Strategic Bond Fund/VA, Service Shares                                              119,015
USTB6                Oppenheimer Strategic Bond Fund/VA, Service Shares                                              385,891
WSTB8                Oppenheimer Strategic Bond Fund/VA, Service Shares                                               23,558
WSTB2                Oppenheimer Strategic Bond Fund/VA, Service Shares                                              420,402
WSTB1                Oppenheimer Strategic Bond Fund/VA, Service Shares                                               31,532
USTB9                Oppenheimer Strategic Bond Fund/VA, Service Shares                                                1,290
WSTB9                Oppenheimer Strategic Bond Fund/VA, Service Shares                                                    2
USTB8                Oppenheimer Strategic Bond Fund/VA, Service Shares                                               29,453
EDI                  Putnam VT Diversified Income Fund - Class IA Shares                                             607,133
EPD                  Putnam VT Diversified Income Fund - Class IB Shares                                             339,587
EGG                  Putnam VT Global Equity Fund - Class IA Shares                                                  195,983
EGI                  Putnam VT Growth and Income Fund - Class IA Shares                                              488,273
UGIN1                Putnam VT Growth and Income Fund - Class IB Shares                                               22,802
UGIN2                Putnam VT Growth and Income Fund - Class IB Shares                                              112,335

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                                                 SHARES
------------------------------------------------------------------------------------------------------------------------------
PGIN2                Putnam VT Growth and Income Fund - Class IB Shares                                               15,021
WGIN7                Putnam VT Growth and Income Fund - Class IB Shares                                                  554
PGIN1                Putnam VT Growth and Income Fund - Class IB Shares                                               67,451
UGIN5                Putnam VT Growth and Income Fund - Class IB Shares                                                2,473
UGIN4                Putnam VT Growth and Income Fund - Class IB Shares                                               72,283
EPG                  Putnam VT Growth and Income Fund - Class IB Shares                                              262,324
WGIN4                Putnam VT Growth and Income Fund - Class IB Shares                                                    1
WGIN3                Putnam VT Growth and Income Fund - Class IB Shares                                                1,152
UGIN6                Putnam VT Growth and Income Fund - Class IB Shares                                                4,775
WGIN8                Putnam VT Growth and Income Fund - Class IB Shares                                                1,677
UGIN7                Putnam VT Growth and Income Fund - Class IB Shares                                                2,075
WGIN1                Putnam VT Growth and Income Fund - Class IB Shares                                                2,274
UGIN9                Putnam VT Growth and Income Fund - Class IB Shares                                                    1
WGIN9                Putnam VT Growth and Income Fund - Class IB Shares                                                    1
UGIN8                Putnam VT Growth and Income Fund - Class IB Shares                                                    1
UHSC1                Putnam VT Health Sciences Fund - Class IB Shares                                                  2,046
UHSC2                Putnam VT Health Sciences Fund - Class IB Shares                                                 31,985
WHSC7                Putnam VT Health Sciences Fund - Class IB Shares                                                  4,434
WHSC6                Putnam VT Health Sciences Fund - Class IB Shares                                                  7,647
UHSC5                Putnam VT Health Sciences Fund - Class IB Shares                                                  4,386
UHSC4                Putnam VT Health Sciences Fund - Class IB Shares                                                 15,210
WHSC5                Putnam VT Health Sciences Fund - Class IB Shares                                                  7,740
WHSC4                Putnam VT Health Sciences Fund - Class IB Shares                                                 10,688
WHSC3                Putnam VT Health Sciences Fund - Class IB Shares                                                 13,038
UHSC6                Putnam VT Health Sciences Fund - Class IB Shares                                                  3,203
WHSC8                Putnam VT Health Sciences Fund - Class IB Shares                                                  2,920
WHSC2                Putnam VT Health Sciences Fund - Class IB Shares                                                 11,677
WHSC1                Putnam VT Health Sciences Fund - Class IB Shares                                                 16,677
UHSC9                Putnam VT Health Sciences Fund - Class IB Shares                                                      2
WHSC9                Putnam VT Health Sciences Fund - Class IB Shares                                                      2
UHSC8                Putnam VT Health Sciences Fund - Class IB Shares                                                  1,130
EHY                  Putnam VT High Yield Fund - Class IA Shares                                                     308,611
EPH                  Putnam VT High Yield Fund - Class IB Shares                                                     186,111
PINC2                Putnam VT Income Fund - Class IB Shares                                                           2,736
PINC1                Putnam VT Income Fund - Class IB Shares                                                           3,019
WINC5                Putnam VT Income Fund - Class IB Shares                                                           6,922
WINC3                Putnam VT Income Fund - Class IB Shares                                                           1,003
WINC8                Putnam VT Income Fund - Class IB Shares                                                           1,375
WINC1                Putnam VT Income Fund - Class IB Shares                                                           3,104
WINC9                Putnam VT Income Fund - Class IB Shares                                                               2
UIGR1                Putnam VT International Equity Fund - Class IB Shares                                            14,017
UIGR2                Putnam VT International Equity Fund - Class IB Shares                                           143,028
PIGR2                Putnam VT International Equity Fund - Class IB Shares                                            13,020
WIGR7                Putnam VT International Equity Fund - Class IB Shares                                           206,898
PIGR1                Putnam VT International Equity Fund - Class IB Shares                                           347,280
UIGR5                Putnam VT International Equity Fund - Class IB Shares                                            22,743
UIGR4                Putnam VT International Equity Fund - Class IB Shares                                           135,032
EPL                  Putnam VT International Equity Fund - Class IB Shares                                           162,135
WIGR4                Putnam VT International Equity Fund - Class IB Shares                                           246,723
WIGR3                Putnam VT International Equity Fund - Class IB Shares                                           143,627
UIGR6                Putnam VT International Equity Fund - Class IB Shares                                            20,814
WIGR8                Putnam VT International Equity Fund - Class IB Shares                                             6,446
WIGR2                Putnam VT International Equity Fund - Class IB Shares                                            49,103
WIGR1                Putnam VT International Equity Fund - Class IB Shares                                            81,907
UIGR9                Putnam VT International Equity Fund - Class IB Shares                                               478
WIGR9                Putnam VT International Equity Fund - Class IB Shares                                                 2
UIGR8                Putnam VT International Equity Fund - Class IB Shares                                             4,327
EPI                  Putnam VT International Growth and Income Fund - Class IB Shares                                    629
UINO1                Putnam VT International New Opportunities Fund - Class IB Shares                                 11,368
UINO2                Putnam VT International New Opportunities Fund - Class IB Shares                                 50,160
UINO3                Putnam VT International New Opportunities Fund - Class IB Shares                                 15,573
UINO4                Putnam VT International New Opportunities Fund - Class IB Shares                                 67,144
EPN                  Putnam VT International New Opportunities Fund - Class IB Shares                                117,160
ENO                  Putnam VT New Opportunities Fund - Class IA Shares                                              379,891
UPRE1                Putnam VT Research Fund - Class IB Shares                                                           411
UPRE2                Putnam VT Research Fund - Class IB Shares                                                        13,895

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                                                 SHARES
------------------------------------------------------------------------------------------------------------------------------
WPRE7                Putnam VT Research Fund - Class IB Shares                                                             2
UPRE3                Putnam VT Research Fund - Class IB Shares                                                             2
UPRE5                Putnam VT Research Fund - Class IB Shares                                                             2
UPRE4                Putnam VT Research Fund - Class IB Shares                                                        16,320
WPRE5                Putnam VT Research Fund - Class IB Shares                                                           390
WPRE4                Putnam VT Research Fund - Class IB Shares                                                             2
WPRE3                Putnam VT Research Fund - Class IB Shares                                                             2
UPRE6                Putnam VT Research Fund - Class IB Shares                                                           814
WPRE8                Putnam VT Research Fund - Class IB Shares                                                             2
UPRE7                Putnam VT Research Fund - Class IB Shares                                                             2
UPRE9                Putnam VT Research Fund - Class IB Shares                                                             2
UPRE8                Putnam VT Research Fund - Class IB Shares                                                             2
UVIS1                Putnam VT Vista Fund - Class IB Shares                                                           12,187
UVIS2                Putnam VT Vista Fund - Class IB Shares                                                          136,141
PVIS2                Putnam VT Vista Fund - Class IB Shares                                                           15,024
WVIS7                Putnam VT Vista Fund - Class IB Shares                                                          167,169
PVIS1                Putnam VT Vista Fund - Class IB Shares                                                          215,193
UVIS3                Putnam VT Vista Fund - Class IB Shares                                                           42,128
UVIS5                Putnam VT Vista Fund - Class IB Shares                                                            1,556
UVIS4                Putnam VT Vista Fund - Class IB Shares                                                          156,662
EPT                  Putnam VT Vista Fund - Class IB Shares                                                           74,823
WVIS4                Putnam VT Vista Fund - Class IB Shares                                                          197,746
WVIS3                Putnam VT Vista Fund - Class IB Shares                                                          137,896
UVIS6                Putnam VT Vista Fund - Class IB Shares                                                            1,337
WVIS8                Putnam VT Vista Fund - Class IB Shares                                                                2
WVIS2                Putnam VT Vista Fund - Class IB Shares                                                           26,649
WVIS1                Putnam VT Vista Fund - Class IB Shares                                                           51,947
UVIS9                Putnam VT Vista Fund - Class IB Shares                                                                2
WVIS9                Putnam VT Vista Fund - Class IB Shares                                                                2
UVIS8                Putnam VT Vista Fund - Class IB Shares                                                                2
EVO                  Putnam VT Voyager Fund - Class IA Shares                                                         43,442
EPV                  Putnam VT Voyager Fund - Class IB Shares                                                        168,441
EMC                  Royce Micro-Cap Portfolio                                                                       101,626
SMCC2                Royce Micro-Cap Portfolio                                                                        72,157
SMCC1                Royce Micro-Cap Portfolio                                                                       145,089
EPR                  Royce Small-Cap Portfolio                                                                       188,482
SPRM2                Royce Small-Cap Portfolio                                                                        48,791
SPRM1                Royce Small-Cap Portfolio                                                                       166,664
USAP1                STI Classic Variable Trust Capital Appreciation Fund                                              1,095
USAP2                STI Classic Variable Trust Capital Appreciation Fund                                              2,361
WSAP7                STI Classic Variable Trust Capital Appreciation Fund                                                  1
USAP3                STI Classic Variable Trust Capital Appreciation Fund                                                883
USAP5                STI Classic Variable Trust Capital Appreciation Fund                                              9,885
USAP4                STI Classic Variable Trust Capital Appreciation Fund                                             14,836
WSAP5                STI Classic Variable Trust Capital Appreciation Fund                                              1,542
WSAP4                STI Classic Variable Trust Capital Appreciation Fund                                                  1
WSAP3                STI Classic Variable Trust Capital Appreciation Fund                                                  1
USAP6                STI Classic Variable Trust Capital Appreciation Fund                                              7,690
WSAP8                STI Classic Variable Trust Capital Appreciation Fund                                                339
USAP7                STI Classic Variable Trust Capital Appreciation Fund                                              4,857
USAP9                STI Classic Variable Trust Capital Appreciation Fund                                                  1
USAP8                STI Classic Variable Trust Capital Appreciation Fund                                                552
USGR1                STI Classic Variable Trust Growth and Income Fund                                                 3,260
USGR2                STI Classic Variable Trust Growth and Income Fund                                                 4,706
WSGR7                STI Classic Variable Trust Growth and Income Fund                                                     2
USGR3                STI Classic Variable Trust Growth and Income Fund                                                   630
USGR5                STI Classic Variable Trust Growth and Income Fund                                                 5,699
USGR4                STI Classic Variable Trust Growth and Income Fund                                                   229
WSGR5                STI Classic Variable Trust Growth and Income Fund                                                 1,259
WSGR4                STI Classic Variable Trust Growth and Income Fund                                                 5,233
WSGR3                STI Classic Variable Trust Growth and Income Fund                                                     2
USGR6                STI Classic Variable Trust Growth and Income Fund                                                 8,346
WSGR8                STI Classic Variable Trust Growth and Income Fund                                                     1
USGR7                STI Classic Variable Trust Growth and Income Fund                                                   816
USGR9                STI Classic Variable Trust Growth and Income Fund                                                     2
USGR8                STI Classic Variable Trust Growth and Income Fund                                                     1

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                                                 SHARES
------------------------------------------------------------------------------------------------------------------------------
USIE1                STI Classic Variable Trust International Equity Fund                                                135
USIE2                STI Classic Variable Trust International Equity Fund                                              1,066
WSIE7                STI Classic Variable Trust International Equity Fund                                                  2
USIE3                STI Classic Variable Trust International Equity Fund                                                  1
USIE5                STI Classic Variable Trust International Equity Fund                                                  1
USIE4                STI Classic Variable Trust International Equity Fund                                                  1
WSIE5                STI Classic Variable Trust International Equity Fund                                                  1
WSIE4                STI Classic Variable Trust International Equity Fund                                                  2
WSIE3                STI Classic Variable Trust International Equity Fund                                                  2
USIE6                STI Classic Variable Trust International Equity Fund                                                  1
WSIE8                STI Classic Variable Trust International Equity Fund                                                  1
USIE7                STI Classic Variable Trust International Equity Fund                                              1,252
USIE9                STI Classic Variable Trust International Equity Fund                                                  2
USIE8                STI Classic Variable Trust International Equity Fund                                                  1
USIG1                STI Classic Variable Trust Investment Grade Bond Fund                                             1,261
USIG2                STI Classic Variable Trust Investment Grade Bond Fund                                             3,673
WSIG7                STI Classic Variable Trust Investment Grade Bond Fund                                                30
USIG3                STI Classic Variable Trust Investment Grade Bond Fund                                               521
USIG5                STI Classic Variable Trust Investment Grade Bond Fund                                             9,638
USIG4                STI Classic Variable Trust Investment Grade Bond Fund                                               574
WSIG5                STI Classic Variable Trust Investment Grade Bond Fund                                             2,626
WSIG4                STI Classic Variable Trust Investment Grade Bond Fund                                                30
WSIG3                STI Classic Variable Trust Investment Grade Bond Fund                                                30
USIG6                STI Classic Variable Trust Investment Grade Bond Fund                                             7,767
WSIG8                STI Classic Variable Trust Investment Grade Bond Fund                                             1,147
USIG7                STI Classic Variable Trust Investment Grade Bond Fund                                             1,567
USIG9                STI Classic Variable Trust Investment Grade Bond Fund                                                30
USIG8                STI Classic Variable Trust Investment Grade Bond Fund                                               689
USME1                STI Classic Variable Trust Mid-Cap Equity Fund                                                    1,073
USME2                STI Classic Variable Trust Mid-Cap Equity Fund                                                      369
WSME7                STI Classic Variable Trust Mid-Cap Equity Fund                                                        2
USME3                STI Classic Variable Trust Mid-Cap Equity Fund                                                      644
USME5                STI Classic Variable Trust Mid-Cap Equity Fund                                                    4,038
USME4                STI Classic Variable Trust Mid-Cap Equity Fund                                                      845
WSME5                STI Classic Variable Trust Mid-Cap Equity Fund                                                      861
WSME4                STI Classic Variable Trust Mid-Cap Equity Fund                                                        2
WSME3                STI Classic Variable Trust Mid-Cap Equity Fund                                                        2
USME6                STI Classic Variable Trust Mid-Cap Equity Fund                                                    1,612
WSME8                STI Classic Variable Trust Mid-Cap Equity Fund                                                        1
USME7                STI Classic Variable Trust Mid-Cap Equity Fund                                                      804
USME9                STI Classic Variable Trust Mid-Cap Equity Fund                                                        2
USME8                STI Classic Variable Trust Mid-Cap Equity Fund                                                      260
USSV1                STI Classic Variable Trust Small Cap Value Equity Fund                                              911
USSV2                STI Classic Variable Trust Small Cap Value Equity Fund                                            2,556
WSSV7                STI Classic Variable Trust Small Cap Value Equity Fund                                              134
USSV3                STI Classic Variable Trust Small Cap Value Equity Fund                                            4,819
USSV5                STI Classic Variable Trust Small Cap Value Equity Fund                                            3,897
USSV4                STI Classic Variable Trust Small Cap Value Equity Fund                                            2,504
WSSV5                STI Classic Variable Trust Small Cap Value Equity Fund                                               72
WSSV4                STI Classic Variable Trust Small Cap Value Equity Fund                                                1
WSSV3                STI Classic Variable Trust Small Cap Value Equity Fund                                                1
USSV6                STI Classic Variable Trust Small Cap Value Equity Fund                                            5,053
WSSV8                STI Classic Variable Trust Small Cap Value Equity Fund                                              237
USSV7                STI Classic Variable Trust Small Cap Value Equity Fund                                            1,183
USSV9                STI Classic Variable Trust Small Cap Value Equity Fund                                                1
USSV8                STI Classic Variable Trust Small Cap Value Equity Fund                                              187
USVI1                STI Classic Variable Trust Value Income Stock Fund                                                  806
USVI2                STI Classic Variable Trust Value Income Stock Fund                                                  523
WSVI7                STI Classic Variable Trust Value Income Stock Fund                                                    2
USVI3                STI Classic Variable Trust Value Income Stock Fund                                                  657
USVI5                STI Classic Variable Trust Value Income Stock Fund                                                4,036
USVI4                STI Classic Variable Trust Value Income Stock Fund                                                7,808
WSVI5                STI Classic Variable Trust Value Income Stock Fund                                                  560
WSVI4                STI Classic Variable Trust Value Income Stock Fund                                                    2
WSVI3                STI Classic Variable Trust Value Income Stock Fund                                                    2
USVI6                STI Classic Variable Trust Value Income Stock Fund                                                6,847

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                                                 SHARES
------------------------------------------------------------------------------------------------------------------------------
WSVI8                STI Classic Variable Trust Value Income Stock Fund                                                  415
USVI7                STI Classic Variable Trust Value Income Stock Fund                                                1,247
USVI9                STI Classic Variable Trust Value Income Stock Fund                                                    2
USVI8                STI Classic Variable Trust Value Income Stock Fund                                                  628
ETV                  Third Avenue Value Portfolio                                                                     66,955
SVLU2                Third Avenue Value Portfolio                                                                     36,751
SVLU1                Third Avenue Value Portfolio                                                                    106,300
UVCP1                Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                               6,154
UVCP2                Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                             147,872
WVCP7                Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                               1,554
UVCP3                Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                              16,434
UVCP5                Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                               8,920
UVCP4                Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                              98,380
WVCP5                Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                              49,267
WVCP4                Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                               3,379
WVCP3                Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                               5,740
UVCP6                Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                              17,451
WVCP8                Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                              11,791
UVCP7                Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                              27,344
WVCP1                Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                               7,797
UVCP9                Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                                 939
WVCP9                Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                                 822
UVCP8                Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                               2,722
UVGI1                Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                      5,282
UVGI2                Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                     52,412
WVGI7                Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                          1
UVGI3                Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                      3,538
UVGI5                Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                      9,822
UVGI4                Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                     20,077
WVGI5                Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                     15,265
WVGI4                Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                      1,315
WVGI3                Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                      3,586
UVGI6                Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                      8,839
WVGI8                Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                        184
UVGI7                Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                     10,165
WVGI1                Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                      5,642
UVGI9                Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                        292
WVGI9                Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                          1
UVGI8                Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                        211
UVRE1                Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                                          1,526
UVRE2                Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                                         14,941
WVRE7                Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                                            765
UVRE3                Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                                             60
UVRE5                Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                                          4,068
UVRE4                Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                                          7,576
WVRE5                Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                                          2,371
WVRE4                Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                                            518
WVRE3                Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                                          1,318
UVRE6                Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                                          2,665
WVRE8                Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                                          2,122
UVRE7                Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                                          5,032
WVRE1                Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                                            613
UVRE9                Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                                             71
WVRE9                Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                                              2
UVRE8                Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                                          1,051
EIC                  Wanger International Small Cap                                                                  132,734
SISM2                Wanger International Small Cap                                                                   12,900
SISM1                Wanger International Small Cap                                                                   22,616
EUC                  Wanger U.S. Smaller Companies                                                                    19,152
SUSC2                Wanger U.S. Smaller Companies                                                                     5,298
SUSC1                Wanger U.S. Smaller Companies                                                                    31,894
WAAL7                Wells Fargo VT Asset Allocation Fund                                                            367,894
WAAL6                Wells Fargo VT Asset Allocation Fund                                                            562,953
WAAL5                Wells Fargo VT Asset Allocation Fund                                                             98,193
WAAL4                Wells Fargo VT Asset Allocation Fund                                                            641,259
WAAL3                Wells Fargo VT Asset Allocation Fund                                                            603,746

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                                                 SHARES
------------------------------------------------------------------------------------------------------------------------------
WAAL8                Wells Fargo VT Asset Allocation Fund                                                              4,277
WAAL2                Wells Fargo VT Asset Allocation Fund                                                            104,783
WAAL1                Wells Fargo VT Asset Allocation Fund                                                            210,873
WAAL9                Wells Fargo VT Asset Allocation Fund                                                             16,466
WEQI7                Wells Fargo VT Equity Income Fund                                                               139,863
WEQI6                Wells Fargo VT Equity Income Fund                                                               241,526
WEQI5                Wells Fargo VT Equity Income Fund                                                                78,705
WEQI4                Wells Fargo VT Equity Income Fund                                                               190,098
WEQI3                Wells Fargo VT Equity Income Fund                                                               230,525
SEQI1                Wells Fargo VT Equity Income Fund                                                                34,514
WEQI2                Wells Fargo VT Equity Income Fund                                                                36,914
WEQI1                Wells Fargo VT Equity Income Fund                                                                98,520
WEQI9                Wells Fargo VT Equity Income Fund                                                                     1
WEQV7                Wells Fargo VT Equity Value Fund                                                                 70,919
WEQV6                Wells Fargo VT Equity Value Fund                                                                109,210
WEQV5                Wells Fargo VT Equity Value Fund                                                                 17,478
WEQV4                Wells Fargo VT Equity Value Fund                                                                 95,368
WEQV3                Wells Fargo VT Equity Value Fund                                                                 98,345
WEQV8                Wells Fargo VT Equity Value Fund                                                                      1
WEQV2                Wells Fargo VT Equity Value Fund                                                                 40,848
WEQV1                Wells Fargo VT Equity Value Fund                                                                 51,643
WEQV9                Wells Fargo VT Equity Value Fund                                                                      1
WGRO7                Wells Fargo VT Growth Fund                                                                       23,493
WGRO6                Wells Fargo VT Growth Fund                                                                       41,325
WGRO5                Wells Fargo VT Growth Fund                                                                       13,687
WGRO4                Wells Fargo VT Growth Fund                                                                       20,408
WGRO3                Wells Fargo VT Growth Fund                                                                       37,437
WGRO8                Wells Fargo VT Growth Fund                                                                            2
WGRO2                Wells Fargo VT Growth Fund                                                                        7,061
WGRO1                Wells Fargo VT Growth Fund                                                                       10,895
WGRO9                Wells Fargo VT Growth Fund                                                                            2
WIEQ7                Wells Fargo VT International Equity Fund                                                         23,144
WIEQ6                Wells Fargo VT International Equity Fund                                                         73,135
WIEQ5                Wells Fargo VT International Equity Fund                                                         11,135
WIEQ4                Wells Fargo VT International Equity Fund                                                         47,647
WIEQ3                Wells Fargo VT International Equity Fund                                                         63,784
WIEQ8                Wells Fargo VT International Equity Fund                                                              2
WIEQ2                Wells Fargo VT International Equity Fund                                                          6,904
WIEQ1                Wells Fargo VT International Equity Fund                                                         28,941
WIEQ9                Wells Fargo VT International Equity Fund                                                              2
WLCG7                Wells Fargo VT Large Company Growth Fund                                                        674,961
WLCG6                Wells Fargo VT Large Company Growth Fund                                                        905,151
WLCG5                Wells Fargo VT Large Company Growth Fund                                                        186,723
WLCG4                Wells Fargo VT Large Company Growth Fund                                                        952,253
WLCG3                Wells Fargo VT Large Company Growth Fund                                                        801,135
WLCG8                Wells Fargo VT Large Company Growth Fund                                                              1
WLCG2                Wells Fargo VT Large Company Growth Fund                                                        174,445
WLCG1                Wells Fargo VT Large Company Growth Fund                                                        306,012
WLCG9                Wells Fargo VT Large Company Growth Fund                                                         19,087
WMMK7                Wells Fargo VT Money Market Fund                                                              1,545,929
WMMK6                Wells Fargo VT Money Market Fund                                                              2,944,805
WMMK5                Wells Fargo VT Money Market Fund                                                                639,928
WMMK4                Wells Fargo VT Money Market Fund                                                              4,319,039
WMMK3                Wells Fargo VT Money Market Fund                                                              3,754,981
WMMK8                Wells Fargo VT Money Market Fund                                                                    996
WMMK2                Wells Fargo VT Money Market Fund                                                                920,279
WMMK1                Wells Fargo VT Money Market Fund                                                              1,114,983
WMMK9                Wells Fargo VT Money Market Fund                                                                    995
WSCG7                Wells Fargo VT Small Cap Growth Fund                                                            147,390
WSCG6                Wells Fargo VT Small Cap Growth Fund                                                            167,523
WSCG5                Wells Fargo VT Small Cap Growth Fund                                                             73,193
WSCG4                Wells Fargo VT Small Cap Growth Fund                                                            204,302
WSCG3                Wells Fargo VT Small Cap Growth Fund                                                            163,857
WSCG8                Wells Fargo VT Small Cap Growth Fund                                                                  2
WSCG2                Wells Fargo VT Small Cap Growth Fund                                                             33,603
WSCG1                Wells Fargo VT Small Cap Growth Fund                                                             70,955

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                                                 SHARES
------------------------------------------------------------------------------------------------------------------------------
WSCG9                Wells Fargo VT Small Cap Growth Fund                                                                  2
WCBD7                Wells Fargo VT Total Return Bond Fund                                                           128,448
WCBD6                Wells Fargo VT Total Return Bond Fund                                                           263,193
WCBD5                Wells Fargo VT Total Return Bond Fund                                                            26,968
WCBD4                Wells Fargo VT Total Return Bond Fund                                                           152,841
WCBD3                Wells Fargo VT Total Return Bond Fund                                                           176,259
WCBD8                Wells Fargo VT Total Return Bond Fund                                                                 9
WCBD2                Wells Fargo VT Total Return Bond Fund                                                           120,201
WCBD1                Wells Fargo VT Total Return Bond Fund                                                            74,225
WCBD9                Wells Fargo VT Total Return Bond Fund                                                                 9

(1) Evergreen VA Masters Fund - Class 1 merged into Evergreen VA Fund - Class 1 as of Dec. 8, 2003.
(2) Evergreen VA Blue Chip Fund - Class 2 and Evergreen VA Masters Fund - Class 2 merged into Evergreen VA Fund - Class 2 as of Dec. 8, 2003.
(3) Evergreen VA Capital Growth Fund - Class 2 merged into Evergreen VA Growth and Income Fund - Class 2 as of Dec. 8, 2003.
(4) Evergreen VA Global Leaders Fund - Class 1 merged into Evergreen International Equity Fund - Class 1 as of Dec. 8, 2003.
(5) Evergreen VA Global Leaders Fund - Class 2 merged into Evergreen International Equity Fund - Class 2 as of Dec. 8, 2003.
(6) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Templeton Foreign Securities Fund - Class 2 as of April 30, 2002.
(7) Galaxy VIP Asset Allocation merged into Liberty Asset Allocation Fund, Variable Series as of April 7, 2003.
(8) Galaxy VIP Growth and Income Fund merged into Liberty Equity Fund, Variable Series as of April 14, 2003.
(9) Galaxy VIP Quality Plus Bond Fund merged into Liberty Federal Securities Fund, Variable Series as of April 7, 2003.
(10) Galaxy VIP Small Company Growth Fund merged into Liberty Small Company Growth Fund, Variable Series as of April 14, 2003.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

VARIABLE PAYOUT

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by American Enterprise Life and may result in additional amounts being transferred into the variable annuity account by American Enterprise Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES

American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

3. VARIABLE ACCOUNT EXPENSES

American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account.

American Enterprise Life deducts a daily mortality and expense risk fee and a daily administrative charge equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.

PRODUCT                             MORTALITY AND EXPENSE RISK FEE                                        ADMINISTRATIVE CHARGE
----------------------------------------------------------------------------------------------------------------------------------
Preferred                           1.25%                                                                         0.15%

Personal Portfolio                  1.25%                                                                         0.15%

Port Plus                           1.25%                                                                         0.15%

Port Plus2                          1.25%                                                                         0.15%

FlexChoice                          1.25% to 1.65%                                                                0.15%
                                    (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)

FlexChoice Select                   1.55% to 2.05%                                                                0.15%
                                    (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)

Galaxy                              1.00% to 1.10%                                                                0.15%
                                    (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)

Innovations                         0.85% to 1.70%                                                                0.15%
                                    (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)

Innovations Select                  1.00% to 1.75%                                                                0.15%
                                    (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)

Innovations Classic                 0.85% to 1.70%                                                                0.15%
                                    (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)

Innovations Classic Select          1.00% to 1.75%                                                                0.15%
                                    (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)

New Solutions                       0.85% to 1.20%                                                                0.15%
                                    (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)

Pinnacle                            1.00% to 1.10%                                                                0.15%
                                    (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)

Platinum                            1.25%                                                                         0.15%

Signature                           1.25%                                                                         0.15%

Signature Select                    1.30% to 1.70%                                                                0.15%
                                    (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)

Signature One                       1.35% to 1.45%                                                                0.15%
                                    (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)

Signature One Select                1.60% to 2.00%                                                                0.15%
                                    (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)

EG Essential                        0.85% to 1.70%                                                                0.15%
                                    (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)

EG New Solutions                    0.85% to 1.70%                                                                0.15%
                                    (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)

EG New Solutions Select             1.00% to 1.75%                                                                0.15%
                                    (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)

EG Pathways                         1.25% to 1.65%                                                                0.15%
                                    (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)

EG Pathways Select                  1.55% to 2.05%                                                                0.15%
                                    (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)

EG Privilege                        1.25% to 1.65%                                                                0.15%
                                    (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)

Wells Advantage                     1.05% to 1.50%                                                                0.15%
                                    (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)

Wells Advantage Select              1.00% to 1.75%                                                                0.15%
                                    (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)

Wells Builder                       1.10% to 1.55%                                                                0.15%
                                    (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)

Wells Builder Select                1.25% to 1.90%                                                                0.15%
                                    (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)

Wells Choice                        1.25% to 1.65%                                                                0.15%
                                    (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)

Wells Choice Select                 1.55% to 2.05%                                                                0.15%
                                    (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

4. CONTRACT CHARGES

American Enterprise Life deducts a contract administrative charge of $30 to $40 per year depending upon the product selected. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

An optional benefit protector death benefit rider, benefit protector plus death benefit rider, guaranteed minimum income benefit rider, guarantor withdrawal benefit, income assurer benefit and performance credit rider are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

5. WITHDRAWAL CHARGES

American Enterprise Life may use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. When applicable, a withdrawal charge will apply for a maximum number of years, as depicted in the withdrawal charge schedule included in the applicable product's prospectus. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $2,311,809 in 2003 and $2,774,431 in 2002. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life.

6. RELATED PARTY TRANSACTIONS

Effective Nov. 1, 2003, management fees were paid indirectly to American Express Financial Corporation (AEFC), an affiliate of IDS Life Insurance Company (IDS
Life), in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. This change did not affect the management of the Fund and did not change the management fees paid by the Fund. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages, to give effect to breakpoints in fees due to assets under management within each Fund as follows:

FUND                                                                                                   PERCENTAGE RANGE
--------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                                   0.560% to 0.470%
AXP(R) Variable Portfolio - Capital Resource Fund                                                      0.630% to 0.570%
AXP(R) Variable Portfolio - Cash Management Fund                                                       0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Bond Fund                                                      0.610% to 0.535%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                                             0.560% to 0.470%
AXP(R) Variable Portfolio - Emerging Markets Fund                                                      1.170% to 1.095%
AXP(R) Variable Portfolio - Equity Select Fund                                                         0.650% to 0.560%
AXP(R) Variable Portfolio - Growth Fund                                                                0.630% to 0.570%
AXP(R) Variable Portfolio - High Yield Bond Fund                                                       0.620% to 0.545%
AXP(R) Variable Portfolio - International Fund                                                         0.870% to 0.795%
AXP(R) Variable Portfolio - Managed Fund                                                               0.630% to 0.550%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                                     0.630% to 0.570%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                              1.020% to 0.920%
AXP(R) Variable Portfolio - S&P 500 Index Fund                                                         0.290% to 0.260%
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                                        0.610% to 0.535%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                                                   0.790% to 0.650%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                                                   0.650% to 0.575%

For the following Funds the fee may be adjusted upward or downward by a maximum performance incentive adjustment of 0.08% for AXP(R) Variable Portfolio - Managed Fund and 0.12% for each remaining Fund. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets.

AXP(R) Variable Portfolio - Blue Chip Advantage Fund
AXP(R) Variable Portfolio - Capital Resource Fund
AXP(R) Variable Portfolio - Diversified Equity Income Fund
AXP(R) Variable Portfolio - Emerging Markets Fund
AXP(R) Variable Portfolio - Equity Select Fund
AXP(R) Variable Portfolio - Growth Fund
AXP(R) Variable Portfolio - International Fund
AXP(R) Variable Portfolio - Managed Fund
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
AXP(R) Variable Portfolio - Partners Small Cap Value Fund
AXP(R) Variable Portfolio - Small Cap Advantage Fund
AXP(R) Variable Portfolio - Strategy Aggressive Fund

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

From Jan. 1, 2003 to Oct. 31, 2003, management fees were paid indirectly to IDS Life in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. IDS Life, in turn, paid to AEFC a portion of these management fees based on a percentage of each Fund's average daily net assets for the year. This fee was equal to 0.35% for AXP(R) Variable Portfolio - Emerging Markets Fund and AXP(R) Variable Portfolio - International Fund and 0.25% for each remaining Fund.

The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                                                                   PERCENTAGE RANGE
--------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                                   0.040% to 0.020%
AXP(R) Variable Portfolio - Capital Resource Fund                                                      0.050% to 0.030%
AXP(R) Variable Portfolio - Cash Management Fund                                                       0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Bond Fund                                                      0.050% to 0.025%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                                             0.040% to 0.020%
AXP(R) Variable Portfolio - Emerging Markets Fund                                                      0.100% to 0.050%
AXP(R) Variable Portfolio - Equity Select Fund                                                         0.060% to 0.030%
AXP(R) Variable Portfolio - Growth Fund                                                                0.050% to 0.030%
AXP(R) Variable Portfolio - High Yield Bond Fund                                                       0.050% to 0.025%
AXP(R) Variable Portfolio - International Fund                                                         0.060% to 0.035%
AXP(R) Variable Portfolio - Managed Fund                                                               0.040% to 0.020%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                                     0.050% to 0.030%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                              0.080% to 0.055%
AXP(R) Variable Portfolio - S&P 500 Index Fund                                                         0.080% to 0.065%
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                                        0.050% to 0.025%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                                                   0.060% to 0.035%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                                                   0.060% to 0.035%

The American Express(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2003 were as follows:

SUBACCOUNT           INVESTMENT                                                                                  PURCHASES
------------------------------------------------------------------------------------------------------------------------------
PBCA2                AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                      $         307
WBCA7                AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                             47,159
PBCA1                AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                            128,569
EVB                  AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                             41,582
WBCA5                AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                             20,780
WBCA4                AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                             39,704
WBCA3                AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                            915,749
SBCA1                AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                            196,816
WBCA2                AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                             46,012
WBCA1                AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                             92,057
WBCA9                AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                                 10
WCAR7                AXP(R) Variable Portfolio - Capital Resource Fund                                                 2,103
WCAR6                AXP(R) Variable Portfolio - Capital Resource Fund                                                34,931
ECR                  AXP(R) Variable Portfolio - Capital Resource Fund                                               183,517
WCAR4                AXP(R) Variable Portfolio - Capital Resource Fund                                               165,223
WCAR3                AXP(R) Variable Portfolio - Capital Resource Fund                                               640,602
SCAR1                AXP(R) Variable Portfolio - Capital Resource Fund                                                21,277
WCAR2                AXP(R) Variable Portfolio - Capital Resource Fund                                                38,162
WCAR1                AXP(R) Variable Portfolio - Capital Resource Fund                                                    20
WCAR9                AXP(R) Variable Portfolio - Capital Resource Fund                                                    20
UCMG1                AXP(R) Variable Portfolio - Cash Management Fund                                                274,464
UCMG2                AXP(R) Variable Portfolio - Cash Management Fund                                              2,495,967
PCMG2                AXP(R) Variable Portfolio - Cash Management Fund                                                  5,821
WCMG7                AXP(R) Variable Portfolio - Cash Management Fund                                                204,084
PCMG1                AXP(R) Variable Portfolio - Cash Management Fund                                                496,713
UCMG5                AXP(R) Variable Portfolio - Cash Management Fund                                                339,368
UCMG4                AXP(R) Variable Portfolio - Cash Management Fund                                              2,276,713
EMS                  AXP(R) Variable Portfolio - Cash Management Fund                                             10,581,289
WCMG4                AXP(R) Variable Portfolio - Cash Management Fund                                                 15,876
SCMG2                AXP(R) Variable Portfolio - Cash Management Fund                                             18,186,044

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT           INVESTMENT                                                                                  PURCHASES
------------------------------------------------------------------------------------------------------------------------------
UCMG6                AXP(R) Variable Portfolio - Cash Management Fund                                          $   1,386,298
SCMG1                AXP(R) Variable Portfolio - Cash Management Fund                                              9,671,559
UCMG7                AXP(R) Variable Portfolio - Cash Management Fund                                                951,871
WCMG1                AXP(R) Variable Portfolio - Cash Management Fund                                                 98,498
UCMG9                AXP(R) Variable Portfolio - Cash Management Fund                                                 23,878
WCMG9                AXP(R) Variable Portfolio - Cash Management Fund                                                 21,942
UCMG8                AXP(R) Variable Portfolio - Cash Management Fund                                                165,582
UBND1                AXP(R) Variable Portfolio - Diversified Bond Fund                                               585,203
UBND2                AXP(R) Variable Portfolio - Diversified Bond Fund                                             2,270,289
PBND2                AXP(R) Variable Portfolio - Diversified Bond Fund                                                 1,392
WBND7                AXP(R) Variable Portfolio - Diversified Bond Fund                                                79,909
PBND1                AXP(R) Variable Portfolio - Diversified Bond Fund                                               538,374
UBND5                AXP(R) Variable Portfolio - Diversified Bond Fund                                               475,717
UBND4                AXP(R) Variable Portfolio - Diversified Bond Fund                                             1,870,605
ESI                  AXP(R) Variable Portfolio - Diversified Bond Fund                                             1,748,178
WBND4                AXP(R) Variable Portfolio - Diversified Bond Fund                                               152,666
SBND2                AXP(R) Variable Portfolio - Diversified Bond Fund                                             1,192,130
UBND6                AXP(R) Variable Portfolio - Diversified Bond Fund                                               440,222
SBND1                AXP(R) Variable Portfolio - Diversified Bond Fund                                               919,550
UBND7                AXP(R) Variable Portfolio - Diversified Bond Fund                                               636,119
WBND1                AXP(R) Variable Portfolio - Diversified Bond Fund                                               148,512
UBND9                AXP(R) Variable Portfolio - Diversified Bond Fund                                                22,613
WBND9                AXP(R) Variable Portfolio - Diversified Bond Fund                                                 1,012
UBND8                AXP(R) Variable Portfolio - Diversified Bond Fund                                                86,679
UDEI1                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                      118,761
UDEI2                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                    1,170,940
PDEI2                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                          377
WDEI7                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                      165,716
PDEI1                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                      395,878
UDEI5                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                      339,324
UDEI4                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                      825,515
EVD                  AXP(R) Variable Portfolio - Diversified Equity Income Fund                                      134,291
WDEI5                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                      440,256
WDEI4                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                      434,191
WDEI3                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                      451,846
UDEI6                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                      280,364
SDEI1                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                      408,495
WDEI2                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                      189,435
WDEI1                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                      236,532
UDEI9                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                        6,386
WDEI9                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                           20
UDEI8                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                       14,177
PEMK2                AXP(R) Variable Portfolio - Emerging Markets Fund                                                   289
PEMK1                AXP(R) Variable Portfolio - Emerging Markets Fund                                                 2,828
UESL1                AXP(R) Variable Portfolio - Equity Select Fund                                                      287
UESL2                AXP(R) Variable Portfolio - Equity Select Fund                                                   21,292
WESL7                AXP(R) Variable Portfolio - Equity Select Fund                                                       20
UESL3                AXP(R) Variable Portfolio - Equity Select Fund                                                       84
UESL5                AXP(R) Variable Portfolio - Equity Select Fund                                                    1,891
UESL4                AXP(R) Variable Portfolio - Equity Select Fund                                                   22,801
WESL5                AXP(R) Variable Portfolio - Equity Select Fund                                                   42,641
WESL4                AXP(R) Variable Portfolio - Equity Select Fund                                                   29,028
WESL3                AXP(R) Variable Portfolio - Equity Select Fund                                                    6,892
UESL6                AXP(R) Variable Portfolio - Equity Select Fund                                                    3,142
WESL8                AXP(R) Variable Portfolio - Equity Select Fund                                                    9,508
UESL7                AXP(R) Variable Portfolio - Equity Select Fund                                                    7,285
WESL1                AXP(R) Variable Portfolio - Equity Select Fund                                                       20
UESL9                AXP(R) Variable Portfolio - Equity Select Fund                                                       20
WESL9                AXP(R) Variable Portfolio - Equity Select Fund                                                       20
UESL8                AXP(R) Variable Portfolio - Equity Select Fund                                                       20
UGRO1                AXP(R) Variable Portfolio - Growth Fund                                                          23,678
UGRO2                AXP(R) Variable Portfolio - Growth Fund                                                          55,299
WGRF7                AXP(R) Variable Portfolio - Growth Fund                                                           7,410
UGRO3                AXP(R) Variable Portfolio - Growth Fund                                                              10
UGRO5                AXP(R) Variable Portfolio - Growth Fund                                                          16,737
UGRO4                AXP(R) Variable Portfolio - Growth Fund                                                          60,976
EVG                  AXP(R) Variable Portfolio - Growth Fund                                                         118,284

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT           INVESTMENT                                                                                  PURCHASES
------------------------------------------------------------------------------------------------------------------------------
WGRF4                AXP(R) Variable Portfolio - Growth Fund                                                   $      57,984
SGRO2                AXP(R) Variable Portfolio - Growth Fund                                                          44,474
UGRO6                AXP(R) Variable Portfolio - Growth Fund                                                          25,792
SGRO1                AXP(R) Variable Portfolio - Growth Fund                                                          38,787
UGRO7                AXP(R) Variable Portfolio - Growth Fund                                                              10
UGRO9                AXP(R) Variable Portfolio - Growth Fund                                                              10
UGRO8                AXP(R) Variable Portfolio - Growth Fund                                                              10
PEXI2                AXP(R) Variable Portfolio - High Yield Bond Fund                                                 10,050
WEXI7                AXP(R) Variable Portfolio - High Yield Bond Fund                                                168,406
PEXI1                AXP(R) Variable Portfolio - High Yield Bond Fund                                                550,490
EIA                  AXP(R) Variable Portfolio - High Yield Bond Fund                                              2,317,076
WEXI4                AXP(R) Variable Portfolio - High Yield Bond Fund                                                240,206
WEXI3                AXP(R) Variable Portfolio - High Yield Bond Fund                                              1,023,308
SEXI1                AXP(R) Variable Portfolio - High Yield Bond Fund                                              3,603,759
WEXI2                AXP(R) Variable Portfolio - High Yield Bond Fund                                                 44,515
WEXI1                AXP(R) Variable Portfolio - High Yield Bond Fund                                                269,063
WEXI9                AXP(R) Variable Portfolio - High Yield Bond Fund                                                    103
EIE                  AXP(R) Variable Portfolio - International Fund                                                   83,094
UMGD1                AXP(R) Variable Portfolio - Managed Fund                                                         10,226
UMGD2                AXP(R) Variable Portfolio - Managed Fund                                                         27,845
PMGD2                AXP(R) Variable Portfolio - Managed Fund                                                          2,559
PMGD1                AXP(R) Variable Portfolio - Managed Fund                                                          7,727
UMGD4                AXP(R) Variable Portfolio - Managed Fund                                                         94,312
EMG                  AXP(R) Variable Portfolio - Managed Fund                                                        551,962
SMGD2                AXP(R) Variable Portfolio - Managed Fund                                                        478,188
SMGD1                AXP(R) Variable Portfolio - Managed Fund                                                        789,128
WMGD1                AXP(R) Variable Portfolio - Managed Fund                                                         10,127
WMGD9                AXP(R) Variable Portfolio - Managed Fund                                                             21
UNDM1                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                              166,809
UNDM2                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                            1,399,272
PNDM2                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                               19,294
WNDM7                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                              147,536
PNDM1                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                              426,367
UNDM5                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                              360,267
UNDM4                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                            1,006,227
EGD                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                            1,118,451
WNDM4                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                              351,308
WNDM3                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                              406,419
UNDM6                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                              303,638
SNDM1                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                              208,506
WNDM2                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                              242,382
WNDM1                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                              178,526
UNDM9                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                               14,648
WNDM9                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                                   20
UNDM8                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                               49,162
USVA1                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                        48,583
USVA2                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                       534,912
WSVA7                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                        60,127
WSVA6                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                       160,113
USVA5                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                       104,840
USVA4                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                       373,001
WSVA5                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                       153,396
WSVA4                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                       133,328
WSVA3                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                        77,041
USVA6                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                       130,818
WSVA8                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                        27,865
WSVA2                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                        91,117
WSVA1                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                        59,180
USVA9                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                         1,907
WSVA9                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                            20
USVA8                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                         6,992
USPF1                AXP(R) Variable Portfolio - S&P 500 Index Fund                                                  357,242
USPF2                AXP(R) Variable Portfolio - S&P 500 Index Fund                                                1,426,890
PSPF2                AXP(R) Variable Portfolio - S&P 500 Index Fund                                                   61,989
WSPF7                AXP(R) Variable Portfolio - S&P 500 Index Fund                                                   73,354
PSPF1                AXP(R) Variable Portfolio - S&P 500 Index Fund                                                   86,080
USPF3                AXP(R) Variable Portfolio - S&P 500 Index Fund                                                  711,625

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT           INVESTMENT                                                                                  PURCHASES
------------------------------------------------------------------------------------------------------------------------------
USPF5                AXP(R) Variable Portfolio - S&P 500 Index Fund                                            $     484,153
USPF4                AXP(R) Variable Portfolio - S&P 500 Index Fund                                                1,142,999
WSPF5                AXP(R) Variable Portfolio - S&P 500 Index Fund                                                  199,212
WSPF4                AXP(R) Variable Portfolio - S&P 500 Index Fund                                                   60,502
WSPF3                AXP(R) Variable Portfolio - S&P 500 Index Fund                                                      228
USPF6                AXP(R) Variable Portfolio - S&P 500 Index Fund                                                  593,391
WSPF8                AXP(R) Variable Portfolio - S&P 500 Index Fund                                                   37,949
USPF7                AXP(R) Variable Portfolio - S&P 500 Index Fund                                                   99,244
USPF9                AXP(R) Variable Portfolio - S&P 500 Index Fund                                                       10
USPF8                AXP(R) Variable Portfolio - S&P 500 Index Fund                                                   25,781
UFIF1                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                                 639,649
UFIF2                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                               1,665,217
WFDI7                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                                 341,675
UFIF3                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                               3,982,770
WFDI6                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                                 633,294
UFIF5                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                               1,133,091
UFIF4                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                               4,764,392
EVF                  AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                                 405,405
WFDI5                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                               1,266,883
WFDI4                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                                 863,606
WFDI3                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                               2,349,328
UFIF6                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                               1,373,570
SFDI1                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                                 913,959
WFDI2                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                               1,084,061
WFDI1                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                                 390,308
UFIF9                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                                  33,506
WFDI9                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                                  40,039
UFIF8                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                                 260,268
USCA1                AXP(R) Variable Portfolio - Small Cap Advantage Fund                                                387
USCA2                AXP(R) Variable Portfolio - Small Cap Advantage Fund                                            164,291
PSCA2                AXP(R) Variable Portfolio - Small Cap Advantage Fund                                                 --
WSCA7                AXP(R) Variable Portfolio - Small Cap Advantage Fund                                            200,108
PSCA1                AXP(R) Variable Portfolio - Small Cap Advantage Fund                                            155,594
USCA4                AXP(R) Variable Portfolio - Small Cap Advantage Fund                                             83,335
EVS                  AXP(R) Variable Portfolio - Small Cap Advantage Fund                                            108,537
WSCA5                AXP(R) Variable Portfolio - Small Cap Advantage Fund                                             49,610
WSCA4                AXP(R) Variable Portfolio - Small Cap Advantage Fund                                            242,824
WSCA3                AXP(R) Variable Portfolio - Small Cap Advantage Fund                                          1,036,562
SSCA1                AXP(R) Variable Portfolio - Small Cap Advantage Fund                                            514,281
WSCA2                AXP(R) Variable Portfolio - Small Cap Advantage Fund                                             10,687
WSCA1                AXP(R) Variable Portfolio - Small Cap Advantage Fund                                            307,631
WSCA9                AXP(R) Variable Portfolio - Small Cap Advantage Fund                                                 20
EAG                  AXP(R) Variable Portfolio - Strategy Aggressive Fund                                            129,253
UABA1                AIM V.I. Basic Value Fund, Series II Shares                                                     449,950
UABA2                AIM V.I. Basic Value Fund, Series II Shares                                                   2,381,747
WABA7                AIM V.I. Basic Value Fund, Series II Shares                                                      92,949
UABA3                AIM V.I. Basic Value Fund, Series II Shares                                                     572,497
UABA5                AIM V.I. Basic Value Fund, Series II Shares                                                     421,262
UABA4                AIM V.I. Basic Value Fund, Series II Shares                                                   1,751,685
WABA5                AIM V.I. Basic Value Fund, Series II Shares                                                     696,098
WABA4                AIM V.I. Basic Value Fund, Series II Shares                                                     156,455
WABA3                AIM V.I. Basic Value Fund, Series II Shares                                                      51,808
UABA6                AIM V.I. Basic Value Fund, Series II Shares                                                     472,062
WABA8                AIM V.I. Basic Value Fund, Series II Shares                                                     101,459
UABA7                AIM V.I. Basic Value Fund, Series II Shares                                                     423,559
WABA1                AIM V.I. Basic Value Fund, Series II Shares                                                     174,181
UABA9                AIM V.I. Basic Value Fund, Series II Shares                                                      12,303
WABA9                AIM V.I. Basic Value Fund, Series II Shares                                                          20
UABA8                AIM V.I. Basic Value Fund, Series II Shares                                                      35,548
UCAP1                AIM V.I. Capital Appreciation Fund, Series I Shares                                              30,350
UCAP2                AIM V.I. Capital Appreciation Fund, Series I Shares                                             230,182
PCAP2                AIM V.I. Capital Appreciation Fund, Series I Shares                                              14,329
WCAP7                AIM V.I. Capital Appreciation Fund, Series I Shares                                              88,825
PCAP1                AIM V.I. Capital Appreciation Fund, Series I Shares                                             423,750
UCAP4                AIM V.I. Capital Appreciation Fund, Series I Shares                                             307,077
ECA                  AIM V.I. Capital Appreciation Fund, Series I Shares                                             472,643
WCAP4                AIM V.I. Capital Appreciation Fund, Series I Shares                                             174,034

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT           INVESTMENT                                                                                  PURCHASES
------------------------------------------------------------------------------------------------------------------------------
WCAP3                AIM V.I. Capital Appreciation Fund, Series I Shares                                       $     692,055
SCAP1                AIM V.I. Capital Appreciation Fund, Series I Shares                                           1,082,864
WCAP2                AIM V.I. Capital Appreciation Fund, Series I Shares                                              19,980
WCAP1                AIM V.I. Capital Appreciation Fund, Series I Shares                                             122,474
WCAP9                AIM V.I. Capital Appreciation Fund, Series I Shares                                                  20
UAAC1                AIM V.I. Capital Appreciation Fund, Series II Shares                                             14,024
UAAC2                AIM V.I. Capital Appreciation Fund, Series II Shares                                             84,101
WAAC7                AIM V.I. Capital Appreciation Fund, Series II Shares                                                 30
UAAC3                AIM V.I. Capital Appreciation Fund, Series II Shares                                             22,830
UAAC5                AIM V.I. Capital Appreciation Fund, Series II Shares                                              8,440
UAAC4                AIM V.I. Capital Appreciation Fund, Series II Shares                                             48,056
WAAC5                AIM V.I. Capital Appreciation Fund, Series II Shares                                             81,085
WAAC4                AIM V.I. Capital Appreciation Fund, Series II Shares                                             22,530
WAAC3                AIM V.I. Capital Appreciation Fund, Series II Shares                                             25,263
UAAC6                AIM V.I. Capital Appreciation Fund, Series II Shares                                             34,530
WAAC8                AIM V.I. Capital Appreciation Fund, Series II Shares                                             15,879
UAAC7                AIM V.I. Capital Appreciation Fund, Series II Shares                                             23,745
WAAC1                AIM V.I. Capital Appreciation Fund, Series II Shares                                            226,227
UAAC9                AIM V.I. Capital Appreciation Fund, Series II Shares                                                 30
WAAC9                AIM V.I. Capital Appreciation Fund, Series II Shares                                                 20
UAAC8                AIM V.I. Capital Appreciation Fund, Series II Shares                                                 20
ECD                  AIM V.I. Capital Development Fund, Series I Shares                                              119,768
SCDV2                AIM V.I. Capital Development Fund, Series I Shares                                               10,000
SCDV1                AIM V.I. Capital Development Fund, Series I Shares                                              372,403
UAAD1                AIM V.I. Capital Development Fund, Series II Shares                                              33,741
UAAD2                AIM V.I. Capital Development Fund, Series II Shares                                             318,221
WAAD7                AIM V.I. Capital Development Fund, Series II Shares                                                  20
UAAD3                AIM V.I. Capital Development Fund, Series II Shares                                              89,519
UAAD5                AIM V.I. Capital Development Fund, Series II Shares                                              84,795
UAAD4                AIM V.I. Capital Development Fund, Series II Shares                                             144,275
WAAD5                AIM V.I. Capital Development Fund, Series II Shares                                              99,842
WAAD4                AIM V.I. Capital Development Fund, Series II Shares                                                  20
WAAD3                AIM V.I. Capital Development Fund, Series II Shares                                               6,051
UAAD6                AIM V.I. Capital Development Fund, Series II Shares                                              15,256
WAAD8                AIM V.I. Capital Development Fund, Series II Shares                                              12,221
UAAD7                AIM V.I. Capital Development Fund, Series II Shares                                              45,580
WAAD1                AIM V.I. Capital Development Fund, Series II Shares                                              35,734
UAAD9                AIM V.I. Capital Development Fund, Series II Shares                                               2,520
WAAD9                AIM V.I. Capital Development Fund, Series II Shares                                                  20
UAAD8                AIM V.I. Capital Development Fund, Series II Shares                                               1,528
EGN                  AIM V.I. Core Equity Fund, Series I Shares                                                      125,425
UDDT1                AIM V.I. Dent Demographic Trends Fund, Series I Shares                                               --
UDDT2                AIM V.I. Dent Demographic Trends Fund, Series I Shares                                            7,208
UDDT3                AIM V.I. Dent Demographic Trends Fund, Series I Shares                                          101,121
UDDT4                AIM V.I. Dent Demographic Trends Fund, Series I Shares                                           94,017
EIN                  AIM V.I. International Growth Fund, Series I Shares                                             116,317
UVAL1                AIM V.I. Premier Equity Fund, Series I Shares                                                    10,478
UVAL2                AIM V.I. Premier Equity Fund, Series I Shares                                                    97,660
PVAL2                AIM V.I. Premier Equity Fund, Series I Shares                                                    27,615
WVAL7                AIM V.I. Premier Equity Fund, Series I Shares                                                   379,172
PVAL1                AIM V.I. Premier Equity Fund, Series I Shares                                                   488,503
UVAL4                AIM V.I. Premier Equity Fund, Series I Shares                                                   180,358
EVA                  AIM V.I. Premier Equity Fund, Series I Shares                                                   217,272
WVAL4                AIM V.I. Premier Equity Fund, Series I Shares                                                   253,495
WVAL3                AIM V.I. Premier Equity Fund, Series I Shares                                                   170,061
SVAL1                AIM V.I. Premier Equity Fund, Series I Shares                                                   172,878
WVAL2                AIM V.I. Premier Equity Fund, Series I Shares                                                    12,731
WVAL1                AIM V.I. Premier Equity Fund, Series I Shares                                                    64,981
WVAL9                AIM V.I. Premier Equity Fund, Series I Shares                                                        20
UAVA1                AIM V.I. Premier Equity Fund, Series II Shares                                                   13,605
UAVA2                AIM V.I. Premier Equity Fund, Series II Shares                                                   50,764
WAVA7                AIM V.I. Premier Equity Fund, Series II Shares                                                       30
UAVA3                AIM V.I. Premier Equity Fund, Series II Shares                                                    5,560
UAVA5                AIM V.I. Premier Equity Fund, Series II Shares                                                    5,949
UAVA4                AIM V.I. Premier Equity Fund, Series II Shares                                                   19,053
WAVA5                AIM V.I. Premier Equity Fund, Series II Shares                                                   21,065
WAVA4                AIM V.I. Premier Equity Fund, Series II Shares                                                       30

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT           INVESTMENT                                                                                  PURCHASES
------------------------------------------------------------------------------------------------------------------------------
WAVA3                AIM V.I. Premier Equity Fund, Series II Shares                                            $           5
UAVA6                AIM V.I. Premier Equity Fund, Series II Shares                                                       20
WAVA8                AIM V.I. Premier Equity Fund, Series II Shares                                                       20
UAVA7                AIM V.I. Premier Equity Fund, Series II Shares                                                    4,252
WAVA1                AIM V.I. Premier Equity Fund, Series II Shares                                                       20
UAVA9                AIM V.I. Premier Equity Fund, Series II Shares                                                       30
WAVA9                AIM V.I. Premier Equity Fund, Series II Shares                                                       20
UAVA8                AIM V.I. Premier Equity Fund, Series II Shares                                                       20
UGIP1                AllianceBernstein VP Growth and Income Portfolio (Class B)                                      412,916
UGIP2                AllianceBernstein VP Growth and Income Portfolio (Class B)                                    1,434,551
WGIP7                AllianceBernstein VP Growth and Income Portfolio (Class B)                                       32,907
UGIP3                AllianceBernstein VP Growth and Income Portfolio (Class B)                                      848,165
UGIP5                AllianceBernstein VP Growth and Income Portfolio (Class B)                                      142,048
UGIP4                AllianceBernstein VP Growth and Income Portfolio (Class B)                                    1,380,358
WGIP5                AllianceBernstein VP Growth and Income Portfolio (Class B)                                      242,099
WGIP4                AllianceBernstein VP Growth and Income Portfolio (Class B)                                       23,572
WGIP3                AllianceBernstein VP Growth and Income Portfolio (Class B)                                       34,946
UGIP6                AllianceBernstein VP Growth and Income Portfolio (Class B)                                      338,360
WGIP8                AllianceBernstein VP Growth and Income Portfolio (Class B)                                       20,958
UGIP7                AllianceBernstein VP Growth and Income Portfolio (Class B)                                      303,945
WGIP1                AllianceBernstein VP Growth and Income Portfolio (Class B)                                       48,520
UGIP9                AllianceBernstein VP Growth and Income Portfolio (Class B)                                           30
WGIP9                AllianceBernstein VP Growth and Income Portfolio (Class B)                                           30
UGIP8                AllianceBernstein VP Growth and Income Portfolio (Class B)                                       67,066
UPRG1                AllianceBernstein VP Premier Growth Portfolio (Class B)                                          85,758
UPRG2                AllianceBernstein VP Premier Growth Portfolio (Class B)                                         478,224
WPRG7                AllianceBernstein VP Premier Growth Portfolio (Class B)                                              30
UPRG3                AllianceBernstein VP Premier Growth Portfolio (Class B)                                         102,761
UPRG5                AllianceBernstein VP Premier Growth Portfolio (Class B)                                          41,613
UPRG4                AllianceBernstein VP Premier Growth Portfolio (Class B)                                         423,090
EPP                  AllianceBernstein VP Premier Growth Portfolio (Class B)                                         399,467
WPRG4                AllianceBernstein VP Premier Growth Portfolio (Class B)                                           1,293
SPGR2                AllianceBernstein VP Premier Growth Portfolio (Class B)                                          20,158
UPRG6                AllianceBernstein VP Premier Growth Portfolio (Class B)                                         214,508
SPGR1                AllianceBernstein VP Premier Growth Portfolio (Class B)                                         395,839
UPRG7                AllianceBernstein VP Premier Growth Portfolio (Class B)                                         152,243
WPRG1                AllianceBernstein VP Premier Growth Portfolio (Class B)                                           5,062
UPRG9                AllianceBernstein VP Premier Growth Portfolio (Class B)                                              30
WPRG9                AllianceBernstein VP Premier Growth Portfolio (Class B)                                              30
UPRG8                AllianceBernstein VP Premier Growth Portfolio (Class B)                                          24,094
UTEC1                AllianceBernstein VP Technology Portfolio (Class B)                                             115,971
UTEC2                AllianceBernstein VP Technology Portfolio (Class B)                                             523,325
WTEC7                AllianceBernstein VP Technology Portfolio (Class B)                                               2,023
UTEC3                AllianceBernstein VP Technology Portfolio (Class B)                                              75,878
UTEC5                AllianceBernstein VP Technology Portfolio (Class B)                                             137,355
UTEC4                AllianceBernstein VP Technology Portfolio (Class B)                                             363,826
ETC                  AllianceBernstein VP Technology Portfolio (Class B)                                             212,421
WTEC4                AllianceBernstein VP Technology Portfolio (Class B)                                               5,020
STEC2                AllianceBernstein VP Technology Portfolio (Class B)                                               2,503
UTEC6                AllianceBernstein VP Technology Portfolio (Class B)                                             144,978
STEC1                AllianceBernstein VP Technology Portfolio (Class B)                                             380,421
UTEC7                AllianceBernstein VP Technology Portfolio (Class B)                                             162,236
WTEC1                AllianceBernstein VP Technology Portfolio (Class B)                                              17,289
UTEC9                AllianceBernstein VP Technology Portfolio (Class B)                                                  20
WTEC9                AllianceBernstein VP Technology Portfolio (Class B)                                                  20
UTEC8                AllianceBernstein VP Technology Portfolio (Class B)                                              12,331
UAGR1                AllianceBernstein VP Total Return Portfolio (Class B)                                            42,832
UAGR2                AllianceBernstein VP Total Return Portfolio (Class B)                                           263,700
WAGR7                AllianceBernstein VP Total Return Portfolio (Class B)                                                20
UAGR3                AllianceBernstein VP Total Return Portfolio (Class B)                                            20,475
UAGR5                AllianceBernstein VP Total Return Portfolio (Class B)                                           143,156
UAGR4                AllianceBernstein VP Total Return Portfolio (Class B)                                           152,224
WAGR5                AllianceBernstein VP Total Return Portfolio (Class B)                                             9,240
WAGR4                AllianceBernstein VP Total Return Portfolio (Class B)                                                20
WAGR3                AllianceBernstein VP Total Return Portfolio (Class B)                                                20
UAGR6                AllianceBernstein VP Total Return Portfolio (Class B)                                            81,909
WAGR8                AllianceBernstein VP Total Return Portfolio (Class B)                                                20

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT           INVESTMENT                                                                                  PURCHASES
------------------------------------------------------------------------------------------------------------------------------
UAGR7                AllianceBernstein VP Total Return Portfolio (Class B)                                     $      10,020
UAGR9                AllianceBernstein VP Total Return Portfolio (Class B)                                                20
UAGR8                AllianceBernstein VP Total Return Portfolio (Class B)                                                20
EHG                  AllianceBernstein VP U.S. Government/High Grade Securities Portfolio (Class B)                  453,047
SUGH2                AllianceBernstein VP U.S. Government/High Grade Securities Portfolio (Class B)                  180,955
SUGH1                AllianceBernstein VP U.S. Government/High Grade Securities Portfolio (Class B)                  696,787
EIG                  American Century(R) VP Income & Growth, Class I                                                  81,148
EVL                  American Century(R) VP Value, Class I                                                           110,248
EAS                  Baron Capital Asset Fund - Insurance Shares                                                     215,457
SCAS2                Baron Capital Asset Fund - Insurance Shares                                                     727,736
SCAS1                Baron Capital Asset Fund - Insurance Shares                                                     872,592
PCHY2                Columbia High Yield Fund, Variable Series, Class A                                               13,153
PCHY1                Columbia High Yield Fund, Variable Series, Class A                                              128,149
EEG                  Credit Suisse Trust - Mid-Cap Growth Portfolio                                                   50,679
                       (previously Credit Suisse Trust - Emerging Growth Portfolio)
SEGR2                Credit Suisse Trust - Mid-Cap Growth Portfolio                                                   22,000
                       (previously Credit Suisse Trust - Emerging Growth Portfolio)
SEGR1                Credit Suisse Trust - Mid-Cap Growth Portfolio                                                  193,735
                       (previously Credit Suisse Trust - Emerging Growth Portfolio)
WSRG7                The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Share Class                          7,284
WSRG6                The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Share Class                         59,202
ESR                  The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Share Class                         17,363
WSRG4                The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Share Class                         96,167
WSRG3                The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Share Class                        121,193
WSRG8                The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Share Class                             30
WSRG2                The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Share Class                          5,150
WSRG1                The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Share Class                         30,927
WSRG9                The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Share Class                             30
EDS                  Dreyfus Variable Investment Fund Disciplined Stock Portfolio - Initial Share Class                4,479
ECO                  Dreyfus Variable Investment Fund Small Company Stock Portfolio - Initial Share Class                295
UECB1                Evergreen VA Core Bond Fund - Class 2                                                           627,938
UECB2                Evergreen VA Core Bond Fund - Class 2                                                         2,380,858
WECB7                Evergreen VA Core Bond Fund - Class 2                                                            76,301
UECB3                Evergreen VA Core Bond Fund - Class 2                                                           842,376
UECB5                Evergreen VA Core Bond Fund - Class 2                                                         1,007,478
UECB4                Evergreen VA Core Bond Fund - Class 2                                                         2,336,425
WECB5                Evergreen VA Core Bond Fund - Class 2                                                         1,492,444
WECB4                Evergreen VA Core Bond Fund - Class 2                                                           523,111
WECB3                Evergreen VA Core Bond Fund - Class 2                                                           291,255
UECB6                Evergreen VA Core Bond Fund - Class 2                                                           665,176
WECB8                Evergreen VA Core Bond Fund - Class 2                                                           347,561
UECB7                Evergreen VA Core Bond Fund - Class 2                                                           862,891
WECB1                Evergreen VA Core Bond Fund - Class 2                                                           356,379
UECB9                Evergreen VA Core Bond Fund - Class 2                                                            40,541
WECB9                Evergreen VA Core Bond Fund - Class 2                                                           117,451
UECB8                Evergreen VA Core Bond Fund - Class 2                                                           212,908
UEFF1                Evergreen VA Foundation Fund - Class 2                                                           25,098
UEFF2                Evergreen VA Foundation Fund - Class 2                                                          144,999
WEFF7                Evergreen VA Foundation Fund - Class 2                                                            8,470
UEFF3                Evergreen VA Foundation Fund - Class 2                                                           89,076
UEFF5                Evergreen VA Foundation Fund - Class 2                                                           70,939
UEFF4                Evergreen VA Foundation Fund - Class 2                                                          112,284
WEFF5                Evergreen VA Foundation Fund - Class 2                                                           84,300
WEFF4                Evergreen VA Foundation Fund - Class 2                                                           21,208
WEFF3                Evergreen VA Foundation Fund - Class 2                                                           51,651
UEFF6                Evergreen VA Foundation Fund - Class 2                                                           86,621
WEFF8                Evergreen VA Foundation Fund - Class 2                                                            7,121
UEFF7                Evergreen VA Foundation Fund - Class 2                                                          264,665
WEFF1                Evergreen VA Foundation Fund - Class 2                                                           17,982
UEFF9                Evergreen VA Foundation Fund - Class 2                                                            7,168
WEFF9                Evergreen VA Foundation Fund - Class 2                                                               20
UEFF8                Evergreen VA Foundation Fund - Class 2                                                           22,459
UEVF1                Evergreen VA Fund - Class 1                                                                      40,019
UEVF2                Evergreen VA Fund - Class 1                                                                     426,842
UEVF3                Evergreen VA Fund - Class 1                                                                     201,034
UEVF4                Evergreen VA Fund - Class 1                                                                     343,103
UEFD1                Evergreen VA Fund - Class 2                                                                     170,577

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT           INVESTMENT                                                                                  PURCHASES
------------------------------------------------------------------------------------------------------------------------------
UEFD2                Evergreen VA Fund - Class 2                                                               $   1,546,441
WEFD7                Evergreen VA Fund - Class 2                                                                      88,953
UEFD3                Evergreen VA Fund - Class 2                                                                     224,636
UEFD5                Evergreen VA Fund - Class 2                                                                     204,608
UEFD4                Evergreen VA Fund - Class 2                                                                   1,177,485
WEFD5                Evergreen VA Fund - Class 2                                                                     435,403
WEFD4                Evergreen VA Fund - Class 2                                                                     113,819
WEFD3                Evergreen VA Fund - Class 2                                                                      84,520
UEFD6                Evergreen VA Fund - Class 2                                                                     279,779
WEFD8                Evergreen VA Fund - Class 2                                                                      78,756
UEFD7                Evergreen VA Fund - Class 2                                                                     228,323
WEFD1                Evergreen VA Fund - Class 2                                                                     232,147
UEFD9                Evergreen VA Fund - Class 2                                                                       9,526
WEFD9                Evergreen VA Fund - Class 2                                                                          20
UEFD8                Evergreen VA Fund - Class 2                                                                      37,118
UEGI1                Evergreen VA Growth and Income Fund - Class 1                                                     1,660
UEGI2                Evergreen VA Growth and Income Fund - Class 1                                                    72,469
UEGI3                Evergreen VA Growth and Income Fund - Class 1                                                    35,241
UEGI4                Evergreen VA Growth and Income Fund - Class 1                                                    56,547
UEGW1                Evergreen VA Growth and Income Fund - Class 2                                                   189,369
UEGW2                Evergreen VA Growth and Income Fund - Class 2                                                 1,913,217
WEGW7                Evergreen VA Growth and Income Fund - Class 2                                                    66,910
UEGW3                Evergreen VA Growth and Income Fund - Class 2                                                   231,218
UEGW5                Evergreen VA Growth and Income Fund - Class 2                                                   274,623
UEGW4                Evergreen VA Growth and Income Fund - Class 2                                                 1,281,170
WEGW5                Evergreen VA Growth and Income Fund - Class 2                                                   542,359
WEGW4                Evergreen VA Growth and Income Fund - Class 2                                                   213,567
WEGW3                Evergreen VA Growth and Income Fund - Class 2                                                   114,870
UEGW6                Evergreen VA Growth and Income Fund - Class 2                                                   345,664
WEGW8                Evergreen VA Growth and Income Fund - Class 2                                                    98,115
UEGW7                Evergreen VA Growth and Income Fund - Class 2                                                   488,520
WEGW1                Evergreen VA Growth and Income Fund - Class 2                                                   246,656
UEGW9                Evergreen VA Growth and Income Fund - Class 2                                                     6,203
WEGW9                Evergreen VA Growth and Income Fund - Class 2                                                       318
UEGW8                Evergreen VA Growth and Income Fund - Class 2                                                    51,236
UEGR1                Evergreen VA Growth Fund - Class 2                                                               39,238
UEGR2                Evergreen VA Growth Fund - Class 2                                                              693,047
WEGR7                Evergreen VA Growth Fund - Class 2                                                               51,986
UEGR3                Evergreen VA Growth Fund - Class 2                                                               79,430
UEGR5                Evergreen VA Growth Fund - Class 2                                                              118,629
UEGR4                Evergreen VA Growth Fund - Class 2                                                              381,959
WEGR5                Evergreen VA Growth Fund - Class 2                                                              179,883
WEGR4                Evergreen VA Growth Fund - Class 2                                                               79,742
WEGR3                Evergreen VA Growth Fund - Class 2                                                              575,493
UEGR6                Evergreen VA Growth Fund - Class 2                                                              210,774
WEGR8                Evergreen VA Growth Fund - Class 2                                                               16,784
UEGR7                Evergreen VA Growth Fund - Class 2                                                              243,356
WEGR1                Evergreen VA Growth Fund - Class 2                                                        $      51,217
UEGR9                Evergreen VA Growth Fund - Class 2                                                                2,475
WEGR9                Evergreen VA Growth Fund - Class 2                                                                  180
UEGR8                Evergreen VA Growth Fund - Class 2                                                               24,203
UEHI1                Evergreen VA High Income Fund - Class 2                                                         210,442
UEHI2                Evergreen VA High Income Fund - Class 2                                                       1,843,531
WEHI7                Evergreen VA High Income Fund - Class 2                                                          55,898
UEHI3                Evergreen VA High Income Fund - Class 2                                                         287,190
UEHI5                Evergreen VA High Income Fund - Class 2                                                         343,190
UEHI4                Evergreen VA High Income Fund - Class 2                                                       1,236,685
WEHI5                Evergreen VA High Income Fund - Class 2                                                         869,009
WEHI4                Evergreen VA High Income Fund - Class 2                                                         271,601
WEHI3                Evergreen VA High Income Fund - Class 2                                                         129,370
UEHI6                Evergreen VA High Income Fund - Class 2                                                       1,144,273
WEHI8                Evergreen VA High Income Fund - Class 2                                                         162,310
UEHI7                Evergreen VA High Income Fund - Class 2                                                         497,106
WEHI1                Evergreen VA High Income Fund - Class 2                                                         208,663
UEHI9                Evergreen VA High Income Fund - Class 2                                                          14,071
WEHI9                Evergreen VA High Income Fund - Class 2                                                         121,333
UEHI8                Evergreen VA High Income Fund - Class 2                                                         125,553

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT           INVESTMENT                                                                                  PURCHASES
------------------------------------------------------------------------------------------------------------------------------
UEIN1                Evergreen VA International Equity Fund - Class 1                                          $      57,676
UEIN2                Evergreen VA International Equity Fund - Class 1                                                484,328
UEIN3                Evergreen VA International Equity Fund - Class 1                                                289,000
UEIN4                Evergreen VA International Equity Fund - Class 1                                                555,907
UEIG1                Evergreen VA International Equity Fund - Class 2                                                246,030
UEIG2                Evergreen VA International Equity Fund - Class 2                                              2,095,856
WEIG7                Evergreen VA International Equity Fund - Class 2                                                153,071
UEIG3                Evergreen VA International Equity Fund - Class 2                                                312,297
UEIG5                Evergreen VA International Equity Fund - Class 2                                                374,816
UEIG4                Evergreen VA International Equity Fund - Class 2                                              1,726,676
WEIG5                Evergreen VA International Equity Fund - Class 2                                                551,834
WEIG4                Evergreen VA International Equity Fund - Class 2                                                277,505
WEIG3                Evergreen VA International Equity Fund - Class 2                                              2,792,015
UEIG6                Evergreen VA International Equity Fund - Class 2                                                333,450
WEIG8                Evergreen VA International Equity Fund - Class 2                                                141,821
UEIG7                Evergreen VA International Equity Fund - Class 2                                                283,962
WEIG1                Evergreen VA International Equity Fund - Class 2                                                334,911
UEIG9                Evergreen VA International Equity Fund - Class 2                                                  9,612
WEIG9                Evergreen VA International Equity Fund - Class 2                                                     20
UEIG8                Evergreen VA International Equity Fund - Class 2                                                 39,577
UEOM1                Evergreen VA Omega Fund - Class 1                                                                73,471
UEOM2                Evergreen VA Omega Fund - Class 1                                                               199,807
UEOM3                Evergreen VA Omega Fund - Class 1                                                                97,749
UEOM4                Evergreen VA Omega Fund - Class 1                                                               114,793
UEOE1                Evergreen VA Omega Fund - Class 2                                                               189,891
UEOE2                Evergreen VA Omega Fund - Class 2                                                             1,807,314
WEOE7                Evergreen VA Omega Fund - Class 2                                                                62,192
UEOE3                Evergreen VA Omega Fund - Class 2                                                               345,132
UEOE5                Evergreen VA Omega Fund - Class 2                                                               343,197
UEOE4                Evergreen VA Omega Fund - Class 2                                                             1,106,649
WEOE5                Evergreen VA Omega Fund - Class 2                                                               533,848
WEOE4                Evergreen VA Omega Fund - Class 2                                                               178,577
WEOE3                Evergreen VA Omega Fund - Class 2                                                                85,709
UEOE6                Evergreen VA Omega Fund - Class 2                                                               734,733
WEOE8                Evergreen VA Omega Fund - Class 2                                                                79,552
UEOE7                Evergreen VA Omega Fund - Class 2                                                               334,357
WEOE1                Evergreen VA Omega Fund - Class 2                                                               156,163
UEOE9                Evergreen VA Omega Fund - Class 2                                                                27,405
WEOE9                Evergreen VA Omega Fund - Class 2                                                                   359
UEOE8                Evergreen VA Omega Fund - Class 2                                                                45,868
UESE1                Evergreen VA Special Equity Fund - Class 2                                                           76
UESE2                Evergreen VA Special Equity Fund - Class 2                                                      521,235
WESE7                Evergreen VA Special Equity Fund - Class 2                                                       22,382
UESE3                Evergreen VA Special Equity Fund - Class 2                                                       25,042
UESE5                Evergreen VA Special Equity Fund - Class 2                                                        6,028
UESE4                Evergreen VA Special Equity Fund - Class 2                                                      145,511
WESE5                Evergreen VA Special Equity Fund - Class 2                                                       72,901
WESE4                Evergreen VA Special Equity Fund - Class 2                                                       29,276
WESE3                Evergreen VA Special Equity Fund - Class 2                                                       87,074
UESE6                Evergreen VA Special Equity Fund - Class 2                                                       29,538
WESE8                Evergreen VA Special Equity Fund - Class 2                                                        5,452
UESE7                Evergreen VA Special Equity Fund - Class 2                                                       13,954
WESE1                Evergreen VA Special Equity Fund - Class 2                                                       96,313
UESE9                Evergreen VA Special Equity Fund - Class 2                                                       11,020
WESE9                Evergreen VA Special Equity Fund - Class 2                                                           10
UESE8                Evergreen VA Special Equity Fund - Class 2                                                       15,160
UESC1                Evergreen VA Special Values Fund - Class 1                                                      185,832
UESC2                Evergreen VA Special Values Fund - Class 1                                                      473,340
UESC3                Evergreen VA Special Values Fund - Class 1                                                      263,524
UESC4                Evergreen VA Special Values Fund - Class 1                                                      561,869
UESM1                Evergreen VA Special Values Fund - Class 2                                                      336,240
UESM2                Evergreen VA Special Values Fund - Class 2                                                    1,448,821
WESM7                Evergreen VA Special Values Fund - Class 2                                                       26,196
UESM3                Evergreen VA Special Values Fund - Class 2                                                      297,940
UESM5                Evergreen VA Special Values Fund - Class 2                                                      404,886
UESM4                Evergreen VA Special Values Fund - Class 2                                                    1,210,375
WESM5                Evergreen VA Special Values Fund - Class 2                                                      570,828

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT           INVESTMENT                                                                                  PURCHASES
------------------------------------------------------------------------------------------------------------------------------
WESM4                Evergreen VA Special Values Fund - Class 2                                                $     489,371
WESM3                Evergreen VA Special Values Fund - Class 2                                                       69,060
UESM6                Evergreen VA Special Values Fund - Class 2                                                      355,804
WESM8                Evergreen VA Special Values Fund - Class 2                                                       63,292
UESM7                Evergreen VA Special Values Fund - Class 2                                                      479,705
WESM1                Evergreen VA Special Values Fund - Class 2                                                      133,643
UESM9                Evergreen VA Special Values Fund - Class 2                                                       47,414
WESM9                Evergreen VA Special Values Fund - Class 2                                                          180
UESM8                Evergreen VA Special Values Fund - Class 2                                                       64,384
UESI1                Evergreen VA Strategic Income Fund - Class 1                                                    290,357
UESI2                Evergreen VA Strategic Income Fund - Class 1                                                  1,147,146
UESI3                Evergreen VA Strategic Income Fund - Class 1                                                    572,334
UESI4                Evergreen VA Strategic Income Fund - Class 1                                                  1,076,526
UEST1                Evergreen VA Strategic Income Fund - Class 2                                                    368,263
UEST2                Evergreen VA Strategic Income Fund - Class 2                                                  1,452,641
WEST7                Evergreen VA Strategic Income Fund - Class 2                                                     50,986
UEST3                Evergreen VA Strategic Income Fund - Class 2                                                    185,260
UEST5                Evergreen VA Strategic Income Fund - Class 2                                                    633,843
UEST4                Evergreen VA Strategic Income Fund - Class 2                                                  1,654,714
WEST5                Evergreen VA Strategic Income Fund - Class 2                                                  1,637,915
WEST4                Evergreen VA Strategic Income Fund - Class 2                                                    269,407
WEST3                Evergreen VA Strategic Income Fund - Class 2                                                    156,307
UEST6                Evergreen VA Strategic Income Fund - Class 2                                                    636,935
WEST8                Evergreen VA Strategic Income Fund - Class 2                                                     97,060
UEST7                Evergreen VA Strategic Income Fund - Class 2                                                    840,192
WEST1                Evergreen VA Strategic Income Fund - Class 2                                                     19,953
UEST9                Evergreen VA Strategic Income Fund - Class 2                                                     55,798
WEST9                Evergreen VA Strategic Income Fund - Class 2                                                         22
UEST8                Evergreen VA Strategic Income Fund - Class 2                                                     80,551
PBAL2                Fidelity(R) VIP Balanced Portfolio Service Class                                                  1,886
PBAL1                Fidelity(R) VIP Balanced Portfolio Service Class                                                 36,661
WFBA5                Fidelity(R) VIP Balanced Portfolio Service Class 2                                               12,402
WFBA3                Fidelity(R) VIP Balanced Portfolio Service Class 2                                               63,535
WFBA8                Fidelity(R) VIP Balanced Portfolio Service Class 2                                               12,068
WFBA1                Fidelity(R) VIP Balanced Portfolio Service Class 2                                               51,360
WFBA9                Fidelity(R) VIP Balanced Portfolio Service Class 2                                                   20
UCOF1                Fidelity(R) VIP Contrafund(R) Portfolio Service Class                                           391,786
UCOF2                Fidelity(R) VIP Contrafund(R) Portfolio Service Class                                           938,011
UCOF3                Fidelity(R) VIP Contrafund(R) Portfolio Service Class                                           302,468
UCOF4                Fidelity(R) VIP Contrafund(R) Portfolio Service Class                                         1,437,745
UFCO1                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                       1,013,257
UFCO2                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                       5,713,611
WFCO7                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                         245,623
UFCO3                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                         920,777
UFCO5                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                       1,573,693
UFCO4                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                       4,132,125
WFCO5                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                       1,447,758
WFCO4                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                         212,637
WFCO3                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                          68,576
UFCO6                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                       1,252,959
WFCO8                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                         344,736
UFCO7                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                       2,474,093
WFCO1                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                         174,417
UFCO9                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                          56,382
WFCO9                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                              30
UFCO8                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                         267,293
WDYC7                Fidelity(R) VIP Dynamic Capital Appreciation Portfolio Service Class 2                            8,500
WDYC6                Fidelity(R) VIP Dynamic Capital Appreciation Portfolio Service Class 2                          328,113
WDYC5                Fidelity(R) VIP Dynamic Capital Appreciation Portfolio Service Class 2                           51,097
WDYC4                Fidelity(R) VIP Dynamic Capital Appreciation Portfolio Service Class 2                          129,403
WDYC3                Fidelity(R) VIP Dynamic Capital Appreciation Portfolio Service Class 2                          111,010
WDYC8                Fidelity(R) VIP Dynamic Capital Appreciation Portfolio Service Class 2                               10
WDYC2                Fidelity(R) VIP Dynamic Capital Appreciation Portfolio Service Class 2                               --
WDYC1                Fidelity(R) VIP Dynamic Capital Appreciation Portfolio Service Class 2                           18,516
WDYC9                Fidelity(R) VIP Dynamic Capital Appreciation Portfolio Service Class 2                               10
PGRI2                Fidelity(R) VIP Growth & Income Portfolio Service Class                                          11,978
PGRI1                Fidelity(R) VIP Growth & Income Portfolio Service Class                                          21,181

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT           INVESTMENT                                                                                  PURCHASES
------------------------------------------------------------------------------------------------------------------------------
EFG                  Fidelity(R) VIP Growth & Income Portfolio Service Class                                   $     546,981
SGRI2                Fidelity(R) VIP Growth & Income Portfolio Service Class                                         410,884
SGRI1                Fidelity(R) VIP Growth & Income Portfolio Service Class                                       1,186,153
WFFG5                Fidelity(R) VIP Growth & Income Portfolio Service Class 2                                           520
WFFG3                Fidelity(R) VIP Growth & Income Portfolio Service Class 2                                       614,910
WFFG8                Fidelity(R) VIP Growth & Income Portfolio Service Class 2                                            20
WFFG1                Fidelity(R) VIP Growth & Income Portfolio Service Class 2                                       114,565
WFFG9                Fidelity(R) VIP Growth & Income Portfolio Service Class 2                                            20
PGRO2                Fidelity(R) VIP Growth Portfolio Service Class                                                   20,654
PGRO1                Fidelity(R) VIP Growth Portfolio Service Class                                                    7,178
UFGR1                Fidelity(R) VIP Growth Portfolio Service Class 2                                                100,489
UFGR2                Fidelity(R) VIP Growth Portfolio Service Class 2                                                777,620
WFGR7                Fidelity(R) VIP Growth Portfolio Service Class 2                                                  7,440
UFGR3                Fidelity(R) VIP Growth Portfolio Service Class 2                                                 83,275
UFGR5                Fidelity(R) VIP Growth Portfolio Service Class 2                                                 70,242
UFGR4                Fidelity(R) VIP Growth Portfolio Service Class 2                                                319,861
WFGR5                Fidelity(R) VIP Growth Portfolio Service Class 2                                                217,070
WFGR4                Fidelity(R) VIP Growth Portfolio Service Class 2                                                 50,497
WFGR3                Fidelity(R) VIP Growth Portfolio Service Class 2                                                233,536
UFGR6                Fidelity(R) VIP Growth Portfolio Service Class 2                                                 74,133
WFGR8                Fidelity(R) VIP Growth Portfolio Service Class 2                                                 43,890
UFGR7                Fidelity(R) VIP Growth Portfolio Service Class 2                                                169,012
WFGR1                Fidelity(R) VIP Growth Portfolio Service Class 2                                                 57,565
UFGR9                Fidelity(R) VIP Growth Portfolio Service Class 2                                                  4,298
WFGR9                Fidelity(R) VIP Growth Portfolio Service Class 2                                                     30
UFGR8                Fidelity(R) VIP Growth Portfolio Service Class 2                                                  6,844
UHIP1                Fidelity(R) VIP High Income Portfolio Service Class                                             109,955
UHIP2                Fidelity(R) VIP High Income Portfolio Service Class                                             615,331
UHIP3                Fidelity(R) VIP High Income Portfolio Service Class                                             409,984
UHIP4                Fidelity(R) VIP High Income Portfolio Service Class                                             735,254
WHIP7                Fidelity(R) VIP High Income Portfolio Service Class 2                                           260,794
WHIP6                Fidelity(R) VIP High Income Portfolio Service Class 2                                           111,874
WHIP5                Fidelity(R) VIP High Income Portfolio Service Class 2                                            92,057
WHIP4                Fidelity(R) VIP High Income Portfolio Service Class 2                                           194,413
WHIP3                Fidelity(R) VIP High Income Portfolio Service Class 2                                           449,553
WHIP8                Fidelity(R) VIP High Income Portfolio Service Class 2                                                10
WHIP2                Fidelity(R) VIP High Income Portfolio Service Class 2                                            14,020
WHIP1                Fidelity(R) VIP High Income Portfolio Service Class 2                                           111,535
WHIP9                Fidelity(R) VIP High Income Portfolio Service Class 2                                            37,463
UMDC1                Fidelity(R) VIP Mid Cap Portfolio Service Class                                                 211,194
UMDC2                Fidelity(R) VIP Mid Cap Portfolio Service Class                                                 686,318
PMDC2                Fidelity(R) VIP Mid Cap Portfolio Service Class                                                  16,038
PMDC1                Fidelity(R) VIP Mid Cap Portfolio Service Class                                                 329,054
UMDC4                Fidelity(R) VIP Mid Cap Portfolio Service Class                                                 876,468
EFM                  Fidelity(R) VIP Mid Cap Portfolio Service Class                                               1,077,624
SMDC2                Fidelity(R) VIP Mid Cap Portfolio Service Class                                                 530,454
SMDC1                Fidelity(R) VIP Mid Cap Portfolio Service Class                                               1,587,779
UFMC1                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                               555,785
UFMC2                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                             3,299,409
WMDC7                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                               329,128
WMDC6                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                             1,312,762
UFMC5                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                               599,456
UFMC4                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                             2,707,014
WMDC5                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                             1,028,691
WMDC4                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                               656,540
WMDC3                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                               700,774
UFMC6                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                               679,400
WMDC8                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                               167,269
WMDC2                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                               644,844
WMDC1                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                               508,770
UFMC9                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                                25,922
WMDC9                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                                16,947
UFMC8                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                               176,490
EFO                  Fidelity(R) VIP Overseas Portfolio Service Class                                                107,532
SOVS2                Fidelity(R) VIP Overseas Portfolio Service Class                                                 62,303
SOVS1                Fidelity(R) VIP Overseas Portfolio Service Class                                                220,185
UFOV1                Fidelity(R) VIP Overseas Portfolio Service Class 2                                               28,051

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT           INVESTMENT                                                                                  PURCHASES
------------------------------------------------------------------------------------------------------------------------------
UFOV2                Fidelity(R) VIP Overseas Portfolio Service Class 2                                        $     131,136
WFOV7                Fidelity(R) VIP Overseas Portfolio Service Class 2                                                7,420
UFOV3                Fidelity(R) VIP Overseas Portfolio Service Class 2                                               16,484
UFOV5                Fidelity(R) VIP Overseas Portfolio Service Class 2                                               58,929
UFOV4                Fidelity(R) VIP Overseas Portfolio Service Class 2                                               73,226
WFOV5                Fidelity(R) VIP Overseas Portfolio Service Class 2                                                  687
WFOV4                Fidelity(R) VIP Overseas Portfolio Service Class 2                                               11,834
WFOV3                Fidelity(R) VIP Overseas Portfolio Service Class 2                                                  275
UFOV6                Fidelity(R) VIP Overseas Portfolio Service Class 2                                               48,448
WFOV8                Fidelity(R) VIP Overseas Portfolio Service Class 2                                                   20
UFOV7                Fidelity(R) VIP Overseas Portfolio Service Class 2                                               27,581
UFOV9                Fidelity(R) VIP Overseas Portfolio Service Class 2                                                   20
UFOV8                Fidelity(R) VIP Overseas Portfolio Service Class 2                                                7,052
WISE7                FTVIPT Franklin Income Securities Fund - Class 2                                                580,017
WISE6                FTVIPT Franklin Income Securities Fund - Class 2                                                726,014
WISE5                FTVIPT Franklin Income Securities Fund - Class 2                                                543,348
WISE4                FTVIPT Franklin Income Securities Fund - Class 2                                                870,390
WISE3                FTVIPT Franklin Income Securities Fund - Class 2                                              1,575,589
WISE8                FTVIPT Franklin Income Securities Fund - Class 2                                                     20
WISE2                FTVIPT Franklin Income Securities Fund - Class 2                                                 90,130
WISE1                FTVIPT Franklin Income Securities Fund - Class 2                                                619,054
WISE9                FTVIPT Franklin Income Securities Fund - Class 2                                                114,854
URES1                FTVIPT Franklin Real Estate Fund - Class 2                                                       57,179
URES2                FTVIPT Franklin Real Estate Fund - Class 2                                                      532,572
WRES7                FTVIPT Franklin Real Estate Fund - Class 2                                                       59,926
WRES6                FTVIPT Franklin Real Estate Fund - Class 2                                                      301,533
URES5                FTVIPT Franklin Real Estate Fund - Class 2                                                       39,799
URES4                FTVIPT Franklin Real Estate Fund - Class 2                                                      210,626
ERE                  FTVIPT Franklin Real Estate Fund - Class 2                                                      405,587
WRES4                FTVIPT Franklin Real Estate Fund - Class 2                                                      270,023
WRES3                FTVIPT Franklin Real Estate Fund - Class 2                                                      941,159
URES6                FTVIPT Franklin Real Estate Fund - Class 2                                                       12,510
SRES1                FTVIPT Franklin Real Estate Fund - Class 2                                                      808,982
WRES2                FTVIPT Franklin Real Estate Fund - Class 2                                                       59,215
WRES1                FTVIPT Franklin Real Estate Fund - Class 2                                                      103,174
URES9                FTVIPT Franklin Real Estate Fund - Class 2                                                           30
WRES9                FTVIPT Franklin Real Estate Fund - Class 2                                                           30
URES8                FTVIPT Franklin Real Estate Fund - Class 2                                                           30
USMC1                FTVIPT Franklin Small Cap Fund - Class 2                                                        161,307
USMC2                FTVIPT Franklin Small Cap Fund - Class 2                                                      1,150,346
PSMC2                FTVIPT Franklin Small Cap Fund - Class 2                                                         29,019
WSMC7                FTVIPT Franklin Small Cap Fund - Class 2                                                        134,360
PSMC1                FTVIPT Franklin Small Cap Fund - Class 2                                                        636,448
USMC5                FTVIPT Franklin Small Cap Fund - Class 2                                                        121,142
USMC4                FTVIPT Franklin Small Cap Fund - Class 2                                                        898,128
WSMC5                FTVIPT Franklin Small Cap Fund - Class 2                                                        499,185
WSMC4                FTVIPT Franklin Small Cap Fund - Class 2                                                        311,740
WSMC3                FTVIPT Franklin Small Cap Fund - Class 2                                                        294,012
USMC6                FTVIPT Franklin Small Cap Fund - Class 2                                                        165,590
WSMC8                FTVIPT Franklin Small Cap Fund - Class 2                                                         89,180
WSMC2                FTVIPT Franklin Small Cap Fund - Class 2                                                        346,928
WSMC1                FTVIPT Franklin Small Cap Fund - Class 2                                                        121,376
USMC9                FTVIPT Franklin Small Cap Fund - Class 2                                                          3,262
WSMC9                FTVIPT Franklin Small Cap Fund - Class 2                                                             20
USMC8                FTVIPT Franklin Small Cap Fund - Class 2                                                          6,827
UVAS1                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                       130,851
UVAS2                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                     1,058,388
PVAS2                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                            21
WVAS7                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                       100,727
PVAS1                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                       299,469
UVAS5                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                       250,220
UVAS4                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                       461,757
WVAS5                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                       404,513
WVAS4                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                       180,470
WVAS3                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                       142,282
UVAS6                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                       293,062
WVAS8                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                        52,203

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT           INVESTMENT                                                                                  PURCHASES
------------------------------------------------------------------------------------------------------------------------------
WVAS2                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                 $     229,267
WVAS1                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                        82,409
UVAS9                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                         6,291
WVAS9                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                        17,143
UVAS8                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                        76,640
UMSS1                FTVIPT Mutual Shares Securities Fund - Class 2                                                2,340,566
UMSS2                FTVIPT Mutual Shares Securities Fund - Class 2                                                9,949,198
PMSS2                FTVIPT Mutual Shares Securities Fund - Class 2                                                   47,689
WMSS7                FTVIPT Mutual Shares Securities Fund - Class 2                                                  646,266
PMSS1                FTVIPT Mutual Shares Securities Fund - Class 2                                                2,394,394
WMSS6                FTVIPT Mutual Shares Securities Fund - Class 2                                                  945,618
UMSS5                FTVIPT Mutual Shares Securities Fund - Class 2                                                2,900,689
UMSS4                FTVIPT Mutual Shares Securities Fund - Class 2                                                9,418,725
EMU                  FTVIPT Mutual Shares Securities Fund - Class 2                                                4,849,700
WMSS4                FTVIPT Mutual Shares Securities Fund - Class 2                                                  796,500
WMSS3                FTVIPT Mutual Shares Securities Fund - Class 2                                                1,270,492
UMSS6                FTVIPT Mutual Shares Securities Fund - Class 2                                                3,059,850
SMSS1                FTVIPT Mutual Shares Securities Fund - Class 2                                                1,049,323
WMSS2                FTVIPT Mutual Shares Securities Fund - Class 2                                                4,061,429
WMSS1                FTVIPT Mutual Shares Securities Fund - Class 2                                                  832,921
UMSS9                FTVIPT Mutual Shares Securities Fund - Class 2                                                   83,304
WMSS9                FTVIPT Mutual Shares Securities Fund - Class 2                                                  147,200
UMSS8                FTVIPT Mutual Shares Securities Fund - Class 2                                                  430,686
UDMS1                FTVIPT Templeton Developing Markets Securities Fund - Class 2                                        10
UDMS2                FTVIPT Templeton Developing Markets Securities Fund - Class 2                                    58,116
UDMS3                FTVIPT Templeton Developing Markets Securities Fund - Class 2                                   108,177
UDMS4                FTVIPT Templeton Developing Markets Securities Fund - Class 2                                    88,903
UINT1                FTVIPT Templeton Foreign Securities Fund - Class 2                                              300,474
UINT2                FTVIPT Templeton Foreign Securities Fund - Class 2                                            2,016,795
PINT2                FTVIPT Templeton Foreign Securities Fund - Class 2                                               18,108
WINT7                FTVIPT Templeton Foreign Securities Fund - Class 2                                               60,192
PINT1                FTVIPT Templeton Foreign Securities Fund - Class 2                                               87,512
UINT3                FTVIPT Templeton Foreign Securities Fund - Class 2                                              587,214
UINT5                FTVIPT Templeton Foreign Securities Fund - Class 2                                              203,312
UINT4                FTVIPT Templeton Foreign Securities Fund - Class 2                                            1,172,277
WINT5                FTVIPT Templeton Foreign Securities Fund - Class 2                                            1,100,783
WINT4                FTVIPT Templeton Foreign Securities Fund - Class 2                                              102,851
WINT3                FTVIPT Templeton Foreign Securities Fund - Class 2                                            7,482,496
UINT6                FTVIPT Templeton Foreign Securities Fund - Class 2                                              338,587
WINT8                FTVIPT Templeton Foreign Securities Fund - Class 2                                              185,358
UINT7                FTVIPT Templeton Foreign Securities Fund - Class 2                                              309,467
WINT1                FTVIPT Templeton Foreign Securities Fund - Class 2                                              122,605
UINT9                FTVIPT Templeton Foreign Securities Fund - Class 2                                                3,534
WINT9                FTVIPT Templeton Foreign Securities Fund - Class 2                                              239,588
UINT8                FTVIPT Templeton Foreign Securities Fund - Class 2                                               72,742
JCG                  Goldman Sachs VIT Capital Growth Fund                                                           126,364
SCGR2                Goldman Sachs VIT Capital Growth Fund                                                            15,144
SCGR1                Goldman Sachs VIT Capital Growth Fund                                                           159,356
WUSE7                Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                                     146,547
WUSE6                Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                                     179,585
JUS                  Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                                     357,696
WUSE4                Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                                     156,588
WUSE3                Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                                     630,402
SUSE1                Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                                     243,962
WUSE2                Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                                       7,766
WUSE1                Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                                      95,514
WUSE9                Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                                          20
JIF                  Goldman Sachs VIT International Equity Fund                                                      40,285
SIEQ2                Goldman Sachs VIT International Equity Fund                                                       5,063
SIEQ1                Goldman Sachs VIT International Equity Fund                                                     136,066
WMCV7                Goldman Sachs VIT Mid Cap Value Fund                                                            277,557
WMCV6                Goldman Sachs VIT Mid Cap Value Fund                                                            344,498
JMC                  Goldman Sachs VIT Mid Cap Value Fund                                                            112,639
WMCV4                Goldman Sachs VIT Mid Cap Value Fund                                                            408,745
WMCV3                Goldman Sachs VIT Mid Cap Value Fund                                                            295,318
WMCV8                Goldman Sachs VIT Mid Cap Value Fund                                                                 20
WMCV2                Goldman Sachs VIT Mid Cap Value Fund                                                             51,406

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT           INVESTMENT                                                                                  PURCHASES
------------------------------------------------------------------------------------------------------------------------------
WMCV1                Goldman Sachs VIT Mid Cap Value Fund                                                      $     305,913
WMCV9                Goldman Sachs VIT Mid Cap Value Fund                                                                 20
ESB                  Janus Aspen Series Balanced Portfolio: Institutional Shares                                     521,464
PJGT2                Janus Aspen Series Global Technology Portfolio: Service Shares                                       --
PJGT1                Janus Aspen Series Global Technology Portfolio: Service Shares                                      939
EJT                  Janus Aspen Series Global Technology Portfolio: Service Shares                                    3,011
SGLT2                Janus Aspen Series Global Technology Portfolio: Service Shares                                   19,466
SGLT1                Janus Aspen Series Global Technology Portfolio: Service Shares                                  358,325
PJGP2                Janus Aspen Series Growth Portfolio: Service Shares                                               5,545
PJGP1                Janus Aspen Series Growth Portfolio: Service Shares                                              13,527
EJG                  Janus Aspen Series Growth Portfolio: Service Shares                                              45,560
SGRP2                Janus Aspen Series Growth Portfolio: Service Shares                                             118,294
SGRP1                Janus Aspen Series Growth Portfolio: Service Shares                                             208,890
EJI                  Janus Aspen Series International Growth Portfolio: Service Shares                             1,194,509
SINT2                Janus Aspen Series International Growth Portfolio: Service Shares                               358,550
SINT1                Janus Aspen Series International Growth Portfolio: Service Shares                               415,431
PJAG2                Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                                      22,477
PJAG1                Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                                       7,729
EJA                  Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                                      23,461
SAGP2                Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                                      15,569
SAGP1                Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                                     138,991
EWG                  Janus Aspen Series Worldwide Growth Portfolio: Institutional Shares                             116,890
EDE                  JPMorgan U.S. Large Cap Core Equity Portfolio                                                   207,413
SUDE2                JPMorgan U.S. Large Cap Core Equity Portfolio                                                    55,843
SUDE1                JPMorgan U.S. Large Cap Core Equity Portfolio                                                   213,262
ERQ                  Lazard Retirement Equity Portfolio                                                               24,729
SREQ2                Lazard Retirement Equity Portfolio                                                                9,496
SREQ1                Lazard Retirement Equity Portfolio                                                               53,673
ERI                  Lazard Retirement International Equity Portfolio                                                 53,700
SRIE2                Lazard Retirement International Equity Portfolio                                                     20
SRIE1                Lazard Retirement International Equity Portfolio                                                156,538
PLAA2                Liberty Asset Allocation Fund, Variable Series, Class A                                         225,672
PLAA1                Liberty Asset Allocation Fund, Variable Series, Class A                                         537,516
PEQU2                Liberty Equity Fund, Variable Series, Class A                                                   171,972
PEQU1                Liberty Equity Fund, Variable Series, Class A                                                   215,805
PLFS2                Liberty Federal Securities Fund, Variable Series, Class A                                       415,058
PLFS1                Liberty Federal Securities Fund, Variable Series, Class A                                     2,150,221
PLSC2                Liberty Small Company Growth Fund, Variable Series, Class A                                      51,791
PLSC1                Liberty Small Company Growth Fund, Variable Series, Class A                                     109,891
UGRS1                MFS(R) Investors Growth Stock Series - Service Class                                             58,238
UGRS2                MFS(R) Investors Growth Stock Series - Service Class                                            550,908
WGRS7                MFS(R) Investors Growth Stock Series - Service Class                                                 20
UGRS3                MFS(R) Investors Growth Stock Series - Service Class                                            108,536
UGRS5                MFS(R) Investors Growth Stock Series - Service Class                                             47,019
UGRS4                MFS(R) Investors Growth Stock Series - Service Class                                            270,582
WGRS5                MFS(R) Investors Growth Stock Series - Service Class                                             72,507
WGRS4                MFS(R) Investors Growth Stock Series - Service Class                                             37,895
WGRS3                MFS(R) Investors Growth Stock Series - Service Class                                                236
UGRS6                MFS(R) Investors Growth Stock Series - Service Class                                            103,127
WGRS8                MFS(R) Investors Growth Stock Series - Service Class                                                 10
UGRS7                MFS(R) Investors Growth Stock Series - Service Class                                             88,577
UGRS9                MFS(R) Investors Growth Stock Series - Service Class                                                 20
UGRS8                MFS(R) Investors Growth Stock Series - Service Class                                              2,877
PGIS2                MFS(R) Investors Trust Series - Initial Class                                                         9
WGIS7                MFS(R) Investors Trust Series - Initial Class                                                   135,380
PGIS1                MFS(R) Investors Trust Series - Initial Class                                                   163,652
WGIS5                MFS(R) Investors Trust Series - Initial Class                                                   173,574
WGIS4                MFS(R) Investors Trust Series - Initial Class                                                   203,920
WGIS3                MFS(R) Investors Trust Series - Initial Class                                                   446,379
WGIS8                MFS(R) Investors Trust Series - Initial Class                                                        20
WGIS2                MFS(R) Investors Trust Series - Initial Class                                                       779
WGIS1                MFS(R) Investors Trust Series - Initial Class                                                   189,516
WGIS9                MFS(R) Investors Trust Series - Initial Class                                                        20
PSGI2                MFS(R) Investors Trust Series - Service Class                                                    12,108
PSGI1                MFS(R) Investors Trust Series - Service Class                                                    33,109
WSGI5                MFS(R) Investors Trust Series - Service Class                                                     4,117
WSGI3                MFS(R) Investors Trust Series - Service Class                                                    36,383

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT           INVESTMENT                                                                                  PURCHASES
------------------------------------------------------------------------------------------------------------------------------
WSGI8                MFS(R) Investors Trust Series - Service Class                                             $          20
WSGI1                MFS(R) Investors Trust Series - Service Class                                                    18,476
WSGI9                MFS(R) Investors Trust Series - Service Class                                                        20
PNDS2                MFS(R) New Discovery Series - Initial Class                                                       3,705
PNDS1                MFS(R) New Discovery Series - Initial Class                                                         305
END                  MFS(R) New Discovery Series - Initial Class                                                     340,111
SNDS2                MFS(R) New Discovery Series - Initial Class                                                      92,300
SNDS1                MFS(R) New Discovery Series - Initial Class                                                   1,259,201
UNDS1                MFS(R) New Discovery Series - Service Class                                                     168,994
UNDS2                MFS(R) New Discovery Series - Service Class                                                     668,066
PSND2                MFS(R) New Discovery Series - Service Class                                                         994
WSND7                MFS(R) New Discovery Series - Service Class                                                       9,699
PSND1                MFS(R) New Discovery Series - Service Class                                                     191,733
UNDS5                MFS(R) New Discovery Series - Service Class                                                      29,885
UNDS4                MFS(R) New Discovery Series - Service Class                                                     498,589
WSND5                MFS(R) New Discovery Series - Service Class                                                     149,669
WSND4                MFS(R) New Discovery Series - Service Class                                                      10,120
WSND3                MFS(R) New Discovery Series - Service Class                                                       5,498
UNDS6                MFS(R) New Discovery Series - Service Class                                                      61,095
WSND8                MFS(R) New Discovery Series - Service Class                                                      12,307
UNDS7                MFS(R) New Discovery Series - Service Class                                                     144,973
WSND1                MFS(R) New Discovery Series - Service Class                                                     100,255
UNDS9                MFS(R) New Discovery Series - Service Class                                                          20
WSND9                MFS(R) New Discovery Series - Service Class                                                          20
UNDS8                MFS(R) New Discovery Series - Service Class                                                       3,281
ERS                  MFS(R) Research Series - Initial Class                                                           67,385
SRSS2                MFS(R) Research Series - Initial Class                                                          124,257
SRSS1                MFS(R) Research Series - Initial Class                                                          464,291
PTRS2                MFS(R) Total Return Series - Initial Class                                                        1,671
PTRS1                MFS(R) Total Return Series - Initial Class                                                       23,806
UTRS1                MFS(R) Total Return Series - Service Class                                                    1,194,854
UTRS2                MFS(R) Total Return Series - Service Class                                                    6,582,667
PSTR2                MFS(R) Total Return Series - Service Class                                                       66,853
WSTR7                MFS(R) Total Return Series - Service Class                                                      251,873
PSTR1                MFS(R) Total Return Series - Service Class                                                    2,233,290
UTRS5                MFS(R) Total Return Series - Service Class                                                    1,851,091
UTRS4                MFS(R) Total Return Series - Service Class                                                    8,853,919
WSTR5                MFS(R) Total Return Series - Service Class                                                    1,494,782
WSTR4                MFS(R) Total Return Series - Service Class                                                       81,599
WSTR3                MFS(R) Total Return Series - Service Class                                                      270,439
UTRS6                MFS(R) Total Return Series - Service Class                                                    1,316,248
WSTR8                MFS(R) Total Return Series - Service Class                                                    1,403,461
UTRS7                MFS(R) Total Return Series - Service Class                                                    2,392,630
WSTR1                MFS(R) Total Return Series - Service Class                                                      347,967
UTRS9                MFS(R) Total Return Series - Service Class                                                       70,625
WSTR9                MFS(R) Total Return Series - Service Class                                                           20
UTRS8                MFS(R) Total Return Series - Service Class                                                      295,906
PUTS2                MFS(R) Utilities Series - Initial Class                                                           1,495
WUTS7                MFS(R) Utilities Series - Initial Class                                                         193,000
PUTS1                MFS(R) Utilities Series - Initial Class                                                          91,597
EUT                  MFS(R) Utilities Series - Initial Class                                                         154,972
WUTS4                MFS(R) Utilities Series - Initial Class                                                         151,808
WUTS3                MFS(R) Utilities Series - Initial Class                                                         453,712
SUTS1                MFS(R) Utilities Series - Initial Class                                                         186,068
WUTS2                MFS(R) Utilities Series - Initial Class                                                          40,200
WUTS1                MFS(R) Utilities Series - Initial Class                                                          13,134
WUTS9                MFS(R) Utilities Series - Initial Class                                                              20
USUT1                MFS(R) Utilities Series - Service Class                                                          45,871
USUT2                MFS(R) Utilities Series - Service Class                                                         280,279
PSUT2                MFS(R) Utilities Series - Service Class                                                           4,081
WSUT7                MFS(R) Utilities Series - Service Class                                                              20
PSUT1                MFS(R) Utilities Series - Service Class                                                          42,275
USUT5                MFS(R) Utilities Series - Service Class                                                          58,985
USUT4                MFS(R) Utilities Series - Service Class                                                         156,990
WSUT5                MFS(R) Utilities Series - Service Class                                                          32,885
WSUT4                MFS(R) Utilities Series - Service Class                                                          11,362
WSUT3                MFS(R) Utilities Series - Service Class                                                             900

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT           INVESTMENT                                                                                  PURCHASES
------------------------------------------------------------------------------------------------------------------------------
USUT6                MFS(R) Utilities Series - Service Class                                                   $      53,797
WSUT8                MFS(R) Utilities Series - Service Class                                                          37,431
USUT7                MFS(R) Utilities Series - Service Class                                                          70,206
WSUT1                MFS(R) Utilities Series - Service Class                                                          26,357
USUT9                MFS(R) Utilities Series - Service Class                                                              20
WSUT9                MFS(R) Utilities Series - Service Class                                                              20
USUT8                MFS(R) Utilities Series - Service Class                                                          14,459
EEQ                  OpCap Equity Portfolio                                                                           52,286
EMD                  OpCap Managed Portfolio                                                                         199,799
ESC                  OpCap Small Cap Portfolio                                                                       100,134
EUS                  OpCap U.S. Government Income Portfolio                                                          621,025
EGR                  Oppenheimer Capital Appreciation Fund/VA                                                        269,101
UOCA1                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                        117,893
UOCA2                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                      1,164,732
WOCA7                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                         19,217
UOCA3                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                        187,873
UOCA5                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                        374,848
UOCA4                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                        970,119
WOCA5                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                        200,155
WOCA4                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                         25,292
WOCA3                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                         56,139
UOCA6                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                        227,381
WOCA8                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                        200,854
UOCA7                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                        192,388
WOCA1                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                         16,405
UOCA9                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                          8,286
WOCA9                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                             40
UOCA8                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                         72,873
EGS                  Oppenheimer Global Securities Fund/VA                                                             1,500
UOGS1                Oppenheimer Global Securities Fund/VA, Service Shares                                           115,032
UOGS2                Oppenheimer Global Securities Fund/VA, Service Shares                                           579,849
WOGS7                Oppenheimer Global Securities Fund/VA, Service Shares                                            80,729
WOGS6                Oppenheimer Global Securities Fund/VA, Service Shares                                           581,669
UOGS5                Oppenheimer Global Securities Fund/VA, Service Shares                                            84,074
UOGS4                Oppenheimer Global Securities Fund/VA, Service Shares                                           518,425
WOGS5                Oppenheimer Global Securities Fund/VA, Service Shares                                           368,702
WOGS4                Oppenheimer Global Securities Fund/VA, Service Shares                                           296,857
WOGS3                Oppenheimer Global Securities Fund/VA, Service Shares                                         1,913,737
UOGS6                Oppenheimer Global Securities Fund/VA, Service Shares                                            77,466
WOGS8                Oppenheimer Global Securities Fund/VA, Service Shares                                            11,532
WOGS2                Oppenheimer Global Securities Fund/VA, Service Shares                                           216,841
WOGS1                Oppenheimer Global Securities Fund/VA, Service Shares                                           119,663
UOGS9                Oppenheimer Global Securities Fund/VA, Service Shares                                             3,264
WOGS9                Oppenheimer Global Securities Fund/VA, Service Shares                                            89,412
UOGS8                Oppenheimer Global Securities Fund/VA, Service Shares                                             6,146
EHI                  Oppenheimer High Income Fund/VA                                                                 290,937
UOHI1                Oppenheimer High Income Fund/VA, Service Shares                                                 331,461
UOHI2                Oppenheimer High Income Fund/VA, Service Shares                                                 909,141
WOHI7                Oppenheimer High Income Fund/VA, Service Shares                                                  82,100
UOHI3                Oppenheimer High Income Fund/VA, Service Shares                                                 237,995
UOHI5                Oppenheimer High Income Fund/VA, Service Shares                                                 231,970
UOHI4                Oppenheimer High Income Fund/VA, Service Shares                                                 603,311
WOHI5                Oppenheimer High Income Fund/VA, Service Shares                                                 527,621
WOHI4                Oppenheimer High Income Fund/VA, Service Shares                                                     525
WOHI3                Oppenheimer High Income Fund/VA, Service Shares                                                   7,243
UOHI6                Oppenheimer High Income Fund/VA, Service Shares                                                 312,541
WOHI8                Oppenheimer High Income Fund/VA, Service Shares                                                  14,758
UOHI7                Oppenheimer High Income Fund/VA, Service Shares                                                 189,050
UOHI9                Oppenheimer High Income Fund/VA, Service Shares                                                      20
UOHI8                Oppenheimer High Income Fund/VA, Service Shares                                                  22,888
EGC                  Oppenheimer Main Street Fund/VA                                                                   5,614
UOSM1                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                        97,893
UOSM2                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                       950,699
WOSM7                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                        40,033
UOSM3                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                       154,753
UOSM5                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                       213,418
UOSM4                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                       755,811

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT           INVESTMENT                                                                                  PURCHASES
------------------------------------------------------------------------------------------------------------------------------
WOSM5                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                 $     295,334
WOSM4                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                        73,478
WOSM3                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                        54,783
UOSM6                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                       216,985
WOSM8                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                       100,710
UOSM7                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                       225,847
WOSM1                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                        62,967
UOSM9                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                        17,397
WOSM9                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                            20
UOSM8                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                        40,589
EST                  Oppenheimer Strategic Bond Fund/VA                                                               21,195
USTB1                Oppenheimer Strategic Bond Fund/VA, Service Shares                                            1,173,153
USTB2                Oppenheimer Strategic Bond Fund/VA, Service Shares                                            2,780,344
WSTB7                Oppenheimer Strategic Bond Fund/VA, Service Shares                                              288,688
WSTB6                Oppenheimer Strategic Bond Fund/VA, Service Shares                                            1,035,660
USTB5                Oppenheimer Strategic Bond Fund/VA, Service Shares                                            1,306,803
USTB4                Oppenheimer Strategic Bond Fund/VA, Service Shares                                            2,789,699
WSTB5                Oppenheimer Strategic Bond Fund/VA, Service Shares                                            1,848,909
WSTB4                Oppenheimer Strategic Bond Fund/VA, Service Shares                                              425,343
WSTB3                Oppenheimer Strategic Bond Fund/VA, Service Shares                                              572,593
USTB6                Oppenheimer Strategic Bond Fund/VA, Service Shares                                            2,073,848
WSTB8                Oppenheimer Strategic Bond Fund/VA, Service Shares                                              116,926
WSTB2                Oppenheimer Strategic Bond Fund/VA, Service Shares                                            2,080,948
WSTB1                Oppenheimer Strategic Bond Fund/VA, Service Shares                                              146,292
USTB9                Oppenheimer Strategic Bond Fund/VA, Service Shares                                               36,619
WSTB9                Oppenheimer Strategic Bond Fund/VA, Service Shares                                                   10
USTB8                Oppenheimer Strategic Bond Fund/VA, Service Shares                                              145,285
EDI                  Putnam VT Diversified Income Fund - Class IA Shares                                             590,425
EPD                  Putnam VT Diversified Income Fund - Class IB Shares                                             321,140
EGG                  Putnam VT Global Equity Fund - Class IA Shares                                                   66,589
EGI                  Putnam VT Growth and Income Fund - Class IA Shares                                              344,272
UGIN1                Putnam VT Growth and Income Fund - Class IB Shares                                              144,106
UGIN2                Putnam VT Growth and Income Fund - Class IB Shares                                              777,658
PGIN2                Putnam VT Growth and Income Fund - Class IB Shares                                               12,156
WGIN7                Putnam VT Growth and Income Fund - Class IB Shares                                               12,244
PGIN1                Putnam VT Growth and Income Fund - Class IB Shares                                              161,046
UGIN5                Putnam VT Growth and Income Fund - Class IB Shares                                               58,558
UGIN4                Putnam VT Growth and Income Fund - Class IB Shares                                              521,505
EPG                  Putnam VT Growth and Income Fund - Class IB Shares                                              358,167
WGIN4                Putnam VT Growth and Income Fund - Class IB Shares                                                   30
WGIN3                Putnam VT Growth and Income Fund - Class IB Shares                                            1,253,695
UGIN6                Putnam VT Growth and Income Fund - Class IB Shares                                              111,568
WGIN8                Putnam VT Growth and Income Fund - Class IB Shares                                               45,668
UGIN7                Putnam VT Growth and Income Fund - Class IB Shares                                               43,774
WGIN1                Putnam VT Growth and Income Fund - Class IB Shares                                               48,021
UGIN9                Putnam VT Growth and Income Fund - Class IB Shares                                                   30
WGIN9                Putnam VT Growth and Income Fund - Class IB Shares                                                   30
UGIN8                Putnam VT Growth and Income Fund - Class IB Shares                                               30,385
UHSC1                Putnam VT Health Sciences Fund - Class IB Shares                                                 21,867
UHSC2                Putnam VT Health Sciences Fund - Class IB Shares                                                320,496
WHSC7                Putnam VT Health Sciences Fund - Class IB Shares                                                 36,004
WHSC6                Putnam VT Health Sciences Fund - Class IB Shares                                                 37,541
UHSC5                Putnam VT Health Sciences Fund - Class IB Shares                                                 66,665
UHSC4                Putnam VT Health Sciences Fund - Class IB Shares                                                157,627
WHSC5                Putnam VT Health Sciences Fund - Class IB Shares                                                 71,302
WHSC4                Putnam VT Health Sciences Fund - Class IB Shares                                                 88,881
WHSC3                Putnam VT Health Sciences Fund - Class IB Shares                                                136,685
UHSC6                Putnam VT Health Sciences Fund - Class IB Shares                                                 34,177
WHSC8                Putnam VT Health Sciences Fund - Class IB Shares                                                 33,003
WHSC2                Putnam VT Health Sciences Fund - Class IB Shares                                                 90,283
WHSC1                Putnam VT Health Sciences Fund - Class IB Shares                                                107,828
UHSC9                Putnam VT Health Sciences Fund - Class IB Shares                                                     20
WHSC9                Putnam VT Health Sciences Fund - Class IB Shares                                                     20
UHSC8                Putnam VT Health Sciences Fund - Class IB Shares                                                 11,837
EHY                  Putnam VT High Yield Fund - Class IA Shares                                                     275,168
EPH                  Putnam VT High Yield Fund - Class IB Shares                                                     176,032
PINC2                Putnam VT Income Fund - Class IB Shares                                                           1,591

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT           INVESTMENT                                                                                  PURCHASES
------------------------------------------------------------------------------------------------------------------------------
PINC1                Putnam VT Income Fund - Class IB Shares                                                   $       5,652
WINC5                Putnam VT Income Fund - Class IB Shares                                                          87,434
WINC3                Putnam VT Income Fund - Class IB Shares                                                         289,400
WINC8                Putnam VT Income Fund - Class IB Shares                                                             799
WINC1                Putnam VT Income Fund - Class IB Shares                                                          39,547
WINC9                Putnam VT Income Fund - Class IB Shares                                                              20
UIGR1                Putnam VT International Equity Fund - Class IB Shares                                           147,126
UIGR2                Putnam VT International Equity Fund - Class IB Shares                                         1,410,449
PIGR2                Putnam VT International Equity Fund - Class IB Shares                                             4,616
WIGR7                Putnam VT International Equity Fund - Class IB Shares                                           299,725
PIGR1                Putnam VT International Equity Fund - Class IB Shares                                           408,717
UIGR5                Putnam VT International Equity Fund - Class IB Shares                                           296,491
UIGR4                Putnam VT International Equity Fund - Class IB Shares                                         1,165,134
EPL                  Putnam VT International Equity Fund - Class IB Shares                                           595,273
WIGR4                Putnam VT International Equity Fund - Class IB Shares                                           386,608
WIGR3                Putnam VT International Equity Fund - Class IB Shares                                         7,024,766
UIGR6                Putnam VT International Equity Fund - Class IB Shares                                           288,112
WIGR8                Putnam VT International Equity Fund - Class IB Shares                                            72,056
WIGR2                Putnam VT International Equity Fund - Class IB Shares                                           249,551
WIGR1                Putnam VT International Equity Fund - Class IB Shares                                           272,273
UIGR9                Putnam VT International Equity Fund - Class IB Shares                                             8,231
WIGR9                Putnam VT International Equity Fund - Class IB Shares                                                20
UIGR8                Putnam VT International Equity Fund - Class IB Shares                                            64,396
EPI                  Putnam VT International Growth and Income Fund - Class IB Shares                                    171
UINO1                Putnam VT International New Opportunities Fund - Class IB Shares                                  2,980
UINO2                Putnam VT International New Opportunities Fund - Class IB Shares                                 50,001
UINO3                Putnam VT International New Opportunities Fund - Class IB Shares                                  6,489
UINO4                Putnam VT International New Opportunities Fund - Class IB Shares                                 21,748
EPN                  Putnam VT International New Opportunities Fund - Class IB Shares                              2,222,056
ENO                  Putnam VT New Opportunities Fund - Class IA Shares                                               55,420
UPRE1                Putnam VT Research Fund - Class IB Shares                                                         3,425
UPRE2                Putnam VT Research Fund - Class IB Shares                                                        98,902
WPRE7                Putnam VT Research Fund - Class IB Shares                                                            20
UPRE3                Putnam VT Research Fund - Class IB Shares                                                            20
UPRE5                Putnam VT Research Fund - Class IB Shares                                                            20
UPRE4                Putnam VT Research Fund - Class IB Shares                                                       141,636
WPRE5                Putnam VT Research Fund - Class IB Shares                                                         3,193
WPRE4                Putnam VT Research Fund - Class IB Shares                                                            20
WPRE3                Putnam VT Research Fund - Class IB Shares                                                            20
UPRE6                Putnam VT Research Fund - Class IB Shares                                                         8,104
WPRE8                Putnam VT Research Fund - Class IB Shares                                                            20
UPRE7                Putnam VT Research Fund - Class IB Shares                                                            20
UPRE9                Putnam VT Research Fund - Class IB Shares                                                            20
UPRE8                Putnam VT Research Fund - Class IB Shares                                                            20
UVIS1                Putnam VT Vista Fund - Class IB Shares                                                           53,085
UVIS2                Putnam VT Vista Fund - Class IB Shares                                                          225,056
PVIS2                Putnam VT Vista Fund - Class IB Shares                                                           23,976
WVIS7                Putnam VT Vista Fund - Class IB Shares                                                           79,812
PVIS1                Putnam VT Vista Fund - Class IB Shares                                                          178,179
UVIS3                Putnam VT Vista Fund - Class IB Shares                                                           73,643
UVIS5                Putnam VT Vista Fund - Class IB Shares                                                           15,118
UVIS4                Putnam VT Vista Fund - Class IB Shares                                                          143,887
EPT                  Putnam VT Vista Fund - Class IB Shares                                                           95,090
WVIS4                Putnam VT Vista Fund - Class IB Shares                                                          144,347
WVIS3                Putnam VT Vista Fund - Class IB Shares                                                           90,501
UVIS6                Putnam VT Vista Fund - Class IB Shares                                                           12,095
WVIS8                Putnam VT Vista Fund - Class IB Shares                                                               20
WVIS2                Putnam VT Vista Fund - Class IB Shares                                                           59,601
WVIS1                Putnam VT Vista Fund - Class IB Shares                                                           50,943
UVIS9                Putnam VT Vista Fund - Class IB Shares                                                               20
WVIS9                Putnam VT Vista Fund - Class IB Shares                                                               20
UVIS8                Putnam VT Vista Fund - Class IB Shares                                                               20
EVO                  Putnam VT Voyager Fund - Class IA Shares                                                         41,033
EPV                  Putnam VT Voyager Fund - Class IB Shares                                                         73,422
EMC                  Royce Micro-Cap Portfolio                                                                       436,678
SMCC2                Royce Micro-Cap Portfolio                                                                       213,871
SMCC1                Royce Micro-Cap Portfolio                                                                       605,832

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT           INVESTMENT                                                                                  PURCHASES
------------------------------------------------------------------------------------------------------------------------------
EPR                  Royce Small-Cap Portfolio                                                                 $     706,567
SPRM2                Royce Small-Cap Portfolio                                                                       150,891
SPRM1                Royce Small-Cap Portfolio                                                                       964,142
USAP1                STI Classic Variable Trust Capital Appreciation Fund                                             15,680
USAP2                STI Classic Variable Trust Capital Appreciation Fund                                             33,244
WSAP7                STI Classic Variable Trust Capital Appreciation Fund                                                 20
USAP3                STI Classic Variable Trust Capital Appreciation Fund                                             13,515
USAP5                STI Classic Variable Trust Capital Appreciation Fund                                            149,155
USAP4                STI Classic Variable Trust Capital Appreciation Fund                                            213,408
WSAP5                STI Classic Variable Trust Capital Appreciation Fund                                             22,533
WSAP4                STI Classic Variable Trust Capital Appreciation Fund                                                 20
WSAP3                STI Classic Variable Trust Capital Appreciation Fund                                                 20
USAP6                STI Classic Variable Trust Capital Appreciation Fund                                            120,825
WSAP8                STI Classic Variable Trust Capital Appreciation Fund                                              5,060
USAP7                STI Classic Variable Trust Capital Appreciation Fund                                             72,600
USAP9                STI Classic Variable Trust Capital Appreciation Fund                                                 20
USAP8                STI Classic Variable Trust Capital Appreciation Fund                                              8,002
USGR1                STI Classic Variable Trust Growth and Income Fund                                                31,320
USGR2                STI Classic Variable Trust Growth and Income Fund                                                42,207
WSGR7                STI Classic Variable Trust Growth and Income Fund                                                    20
USGR3                STI Classic Variable Trust Growth and Income Fund                                                 5,772
USGR5                STI Classic Variable Trust Growth and Income Fund                                                52,804
USGR4                STI Classic Variable Trust Growth and Income Fund                                                 7,095
WSGR5                STI Classic Variable Trust Growth and Income Fund                                                12,067
WSGR4                STI Classic Variable Trust Growth and Income Fund                                                50,644
WSGR3                STI Classic Variable Trust Growth and Income Fund                                                    20
USGR6                STI Classic Variable Trust Growth and Income Fund                                                74,667
WSGR8                STI Classic Variable Trust Growth and Income Fund                                                    10
USGR7                STI Classic Variable Trust Growth and Income Fund                                                 7,414
USGR9                STI Classic Variable Trust Growth and Income Fund                                                    20
USGR8                STI Classic Variable Trust Growth and Income Fund                                                    10
USIE1                STI Classic Variable Trust International Equity Fund                                              1,152
USIE2                STI Classic Variable Trust International Equity Fund                                              7,686
WSIE7                STI Classic Variable Trust International Equity Fund                                                 20
USIE3                STI Classic Variable Trust International Equity Fund                                                 10
USIE5                STI Classic Variable Trust International Equity Fund                                                 10
USIE4                STI Classic Variable Trust International Equity Fund                                                 10
WSIE5                STI Classic Variable Trust International Equity Fund                                                 10
WSIE4                STI Classic Variable Trust International Equity Fund                                                 20
WSIE3                STI Classic Variable Trust International Equity Fund                                                 20
USIE6                STI Classic Variable Trust International Equity Fund                                                 10
WSIE8                STI Classic Variable Trust International Equity Fund                                                 10
USIE7                STI Classic Variable Trust International Equity Fund                                             11,530
USIE9                STI Classic Variable Trust International Equity Fund                                                 20
USIE8                STI Classic Variable Trust International Equity Fund                                                 10
USIG1                STI Classic Variable Trust Investment Grade Bond Fund                                            13,200
USIG2                STI Classic Variable Trust Investment Grade Bond Fund                                            48,805
WSIG7                STI Classic Variable Trust Investment Grade Bond Fund                                               301
USIG3                STI Classic Variable Trust Investment Grade Bond Fund                                             5,352
USIG5                STI Classic Variable Trust Investment Grade Bond Fund                                           100,487
USIG4                STI Classic Variable Trust Investment Grade Bond Fund                                             6,607
WSIG5                STI Classic Variable Trust Investment Grade Bond Fund                                            27,161
WSIG4                STI Classic Variable Trust Investment Grade Bond Fund                                               301
WSIG3                STI Classic Variable Trust Investment Grade Bond Fund                                               301
USIG6                STI Classic Variable Trust Investment Grade Bond Fund                                            81,476
WSIG8                STI Classic Variable Trust Investment Grade Bond Fund                                            12,386
USIG7                STI Classic Variable Trust Investment Grade Bond Fund                                            16,703
USIG9                STI Classic Variable Trust Investment Grade Bond Fund                                               301
USIG8                STI Classic Variable Trust Investment Grade Bond Fund                                             7,069
USME1                STI Classic Variable Trust Mid-Cap Equity Fund                                                   10,974
USME2                STI Classic Variable Trust Mid-Cap Equity Fund                                                    2,835
WSME7                STI Classic Variable Trust Mid-Cap Equity Fund                                                       20
USME3                STI Classic Variable Trust Mid-Cap Equity Fund                                                    6,367
USME5                STI Classic Variable Trust Mid-Cap Equity Fund                                                   51,436
USME4                STI Classic Variable Trust Mid-Cap Equity Fund                                                    8,152
WSME5                STI Classic Variable Trust Mid-Cap Equity Fund                                                    8,102
WSME4                STI Classic Variable Trust Mid-Cap Equity Fund                                                       20

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT           INVESTMENT                                                                                  PURCHASES
------------------------------------------------------------------------------------------------------------------------------
WSME3                STI Classic Variable Trust Mid-Cap Equity Fund                                            $          20
USME6                STI Classic Variable Trust Mid-Cap Equity Fund                                                   15,095
WSME8                STI Classic Variable Trust Mid-Cap Equity Fund                                                       10
USME7                STI Classic Variable Trust Mid-Cap Equity Fund                                                    8,377
USME9                STI Classic Variable Trust Mid-Cap Equity Fund                                                       20
USME8                STI Classic Variable Trust Mid-Cap Equity Fund                                                    2,473
USSV1                STI Classic Variable Trust Small Cap Value Equity Fund                                           13,116
USSV2                STI Classic Variable Trust Small Cap Value Equity Fund                                           32,318
WSSV7                STI Classic Variable Trust Small Cap Value Equity Fund                                            3,886
USSV3                STI Classic Variable Trust Small Cap Value Equity Fund                                           68,208
USSV5                STI Classic Variable Trust Small Cap Value Equity Fund                                           55,217
USSV4                STI Classic Variable Trust Small Cap Value Equity Fund                                           36,306
WSSV5                STI Classic Variable Trust Small Cap Value Equity Fund                                              895
WSSV4                STI Classic Variable Trust Small Cap Value Equity Fund                                               20
WSSV3                STI Classic Variable Trust Small Cap Value Equity Fund                                               20
USSV6                STI Classic Variable Trust Small Cap Value Equity Fund                                           65,057
WSSV8                STI Classic Variable Trust Small Cap Value Equity Fund                                            3,190
USSV7                STI Classic Variable Trust Small Cap Value Equity Fund                                           17,299
USSV9                STI Classic Variable Trust Small Cap Value Equity Fund                                               20
USSV8                STI Classic Variable Trust Small Cap Value Equity Fund                                            2,476
USVI1                STI Classic Variable Trust Value Income Stock Fund                                               10,136
USVI2                STI Classic Variable Trust Value Income Stock Fund                                                5,146
WSVI7                STI Classic Variable Trust Value Income Stock Fund                                                   20
USVI3                STI Classic Variable Trust Value Income Stock Fund                                               22,029
USVI5                STI Classic Variable Trust Value Income Stock Fund                                               64,373
USVI4                STI Classic Variable Trust Value Income Stock Fund                                               98,998
WSVI5                STI Classic Variable Trust Value Income Stock Fund                                                6,006
WSVI4                STI Classic Variable Trust Value Income Stock Fund                                                   20
WSVI3                STI Classic Variable Trust Value Income Stock Fund                                                   20
USVI6                STI Classic Variable Trust Value Income Stock Fund                                               72,645
WSVI8                STI Classic Variable Trust Value Income Stock Fund                                                5,071
USVI7                STI Classic Variable Trust Value Income Stock Fund                                               13,765
USVI9                STI Classic Variable Trust Value Income Stock Fund                                                   20
USVI8                STI Classic Variable Trust Value Income Stock Fund                                                7,249
ETV                  Third Avenue Value Portfolio                                                                    765,171
SVLU2                Third Avenue Value Portfolio                                                                    282,266
SVLU1                Third Avenue Value Portfolio                                                                    604,903
UVCP1                Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                              68,711
UVCP2                Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                           1,418,926
WVCP7                Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                              17,765
UVCP3                Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                             134,417
UVCP5                Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                              92,650
UVCP4                Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                             835,586
WVCP5                Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                             585,765
WVCP4                Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                              37,705
WVCP3                Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                              51,772
UVCP6                Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                             185,611
WVCP8                Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                             124,491
UVCP7                Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                             293,696
WVCP1                Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                              83,915
UVCP9                Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                              10,691
WVCP9                Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                                  68
UVCP8                Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                              33,098
UVGI1                Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                     81,935
UVGI2                Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                    753,204
WVGI7                Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                         20
UVGI3                Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                     49,564
UVGI5                Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                    173,254
UVGI4                Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                    228,613
WVGI5                Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                    238,543
WVGI4                Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                     21,039
WVGI3                Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                     60,859
UVGI6                Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                    139,261
WVGI8                Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                      2,704
UVGI7                Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                    155,162
WVGI1                Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                     95,212
UVGI9                Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                      4,565

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT           INVESTMENT                                                                                  PURCHASES
------------------------------------------------------------------------------------------------------------------------------
WVGI9                Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares              $          20
UVGI8                Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                      3,212
UVRE1                Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                                         23,964
UVRE2                Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                                        180,129
WVRE7                Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                                         11,940
UVRE3                Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                                            820
UVRE5                Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                                         61,211
UVRE4                Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                                        107,135
WVRE5                Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                                         32,972
WVRE4                Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                                          7,978
WVRE3                Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                                         19,642
UVRE6                Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                                         38,904
WVRE8                Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                                         29,779
UVRE7                Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                                         75,930
WVRE1                Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                                          9,263
UVRE9                Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                                          1,065
WVRE9                Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                                             20
UVRE8                Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                                         15,170
EIC                  Wanger International Small Cap                                                                4,815,179
SISM2                Wanger International Small Cap                                                                    3,586
SISM1                Wanger International Small Cap                                                                  135,000
EUC                  Wanger U.S. Smaller Companies                                                                   281,276
SUSC2                Wanger U.S. Smaller Companies                                                                    54,215
SUSC1                Wanger U.S. Smaller Companies                                                                   238,396
WAAL7                Wells Fargo VT Asset Allocation Fund                                                            348,298
WAAL6                Wells Fargo VT Asset Allocation Fund                                                            546,042
WAAL5                Wells Fargo VT Asset Allocation Fund                                                            563,204
WAAL4                Wells Fargo VT Asset Allocation Fund                                                            921,952
WAAL3                Wells Fargo VT Asset Allocation Fund                                                          1,123,564
WAAL8                Wells Fargo VT Asset Allocation Fund                                                             48,573
WAAL2                Wells Fargo VT Asset Allocation Fund                                                            126,225
WAAL1                Wells Fargo VT Asset Allocation Fund                                                            879,957
WAAL9                Wells Fargo VT Asset Allocation Fund                                                            187,371
WEQI7                Wells Fargo VT Equity Income Fund                                                               237,368
WEQI6                Wells Fargo VT Equity Income Fund                                                               500,012
WEQI5                Wells Fargo VT Equity Income Fund                                                               444,558
WEQI4                Wells Fargo VT Equity Income Fund                                                               792,475
WEQI3                Wells Fargo VT Equity Income Fund                                                               697,192
SEQI1                Wells Fargo VT Equity Income Fund                                                               204,794
WEQI2                Wells Fargo VT Equity Income Fund                                                                93,764
WEQI1                Wells Fargo VT Equity Income Fund                                                               498,320
WEQI9                Wells Fargo VT Equity Income Fund                                                                    20
WEQV7                Wells Fargo VT Equity Value Fund                                                                 68,387
WEQV6                Wells Fargo VT Equity Value Fund                                                                176,845
WEQV5                Wells Fargo VT Equity Value Fund                                                                 44,146
WEQV4                Wells Fargo VT Equity Value Fund                                                                217,908
WEQV3                Wells Fargo VT Equity Value Fund                                                                256,103
WEQV8                Wells Fargo VT Equity Value Fund                                                                     10
WEQV2                Wells Fargo VT Equity Value Fund                                                                 11,610
WEQV1                Wells Fargo VT Equity Value Fund                                                                133,370
WEQV9                Wells Fargo VT Equity Value Fund                                                                     10
WGRO7                Wells Fargo VT Growth Fund                                                                       98,005
WGRO6                Wells Fargo VT Growth Fund                                                                       41,282
WGRO5                Wells Fargo VT Growth Fund                                                                       27,578
WGRO4                Wells Fargo VT Growth Fund                                                                       74,307
WGRO3                Wells Fargo VT Growth Fund                                                                      148,345
WGRO8                Wells Fargo VT Growth Fund                                                                           20
WGRO2                Wells Fargo VT Growth Fund                                                                       29,647
WGRO1                Wells Fargo VT Growth Fund                                                                       57,342
WGRO9                Wells Fargo VT Growth Fund                                                                           20
WIEQ7                Wells Fargo VT International Equity Fund                                                         22,590
WIEQ6                Wells Fargo VT International Equity Fund                                                        163,556
WIEQ5                Wells Fargo VT International Equity Fund                                                         35,871
WIEQ4                Wells Fargo VT International Equity Fund                                                        107,089
WIEQ3                Wells Fargo VT International Equity Fund                                                        118,970
WIEQ8                Wells Fargo VT International Equity Fund                                                             10
WIEQ2                Wells Fargo VT International Equity Fund                                                         19,813

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT           INVESTMENT                                                                                  PURCHASES
------------------------------------------------------------------------------------------------------------------------------
WIEQ1                Wells Fargo VT International Equity Fund                                                  $     104,754
WIEQ9                Wells Fargo VT International Equity Fund                                                             10
WLCG7                Wells Fargo VT Large Company Growth Fund                                                        387,486
WLCG6                Wells Fargo VT Large Company Growth Fund                                                        684,405
WLCG5                Wells Fargo VT Large Company Growth Fund                                                        273,392
WLCG4                Wells Fargo VT Large Company Growth Fund                                                        812,395
WLCG3                Wells Fargo VT Large Company Growth Fund                                                        888,762
WLCG8                Wells Fargo VT Large Company Growth Fund                                                             10
WLCG2                Wells Fargo VT Large Company Growth Fund                                                         67,454
WLCG1                Wells Fargo VT Large Company Growth Fund                                                        646,815
WLCG9                Wells Fargo VT Large Company Growth Fund                                                        150,502
WMMK7                Wells Fargo VT Money Market Fund                                                                181,047
WMMK6                Wells Fargo VT Money Market Fund                                                              2,220,519
WMMK5                Wells Fargo VT Money Market Fund                                                                690,609
WMMK4                Wells Fargo VT Money Market Fund                                                                565,488
WMMK3                Wells Fargo VT Money Market Fund                                                              3,479,432
WMMK8                Wells Fargo VT Money Market Fund                                                                  1,000
WMMK2                Wells Fargo VT Money Market Fund                                                                268,426
WMMK1                Wells Fargo VT Money Market Fund                                                                 91,966
WMMK9                Wells Fargo VT Money Market Fund                                                                  1,000
WSCG7                Wells Fargo VT Small Cap Growth Fund                                                             70,817
WSCG6                Wells Fargo VT Small Cap Growth Fund                                                             99,343
WSCG5                Wells Fargo VT Small Cap Growth Fund                                                             84,576
WSCG4                Wells Fargo VT Small Cap Growth Fund                                                            117,588
WSCG3                Wells Fargo VT Small Cap Growth Fund                                                            221,909
WSCG8                Wells Fargo VT Small Cap Growth Fund                                                                 10
WSCG2                Wells Fargo VT Small Cap Growth Fund                                                              7,247
WSCG1                Wells Fargo VT Small Cap Growth Fund                                                            130,111
WSCG9                Wells Fargo VT Small Cap Growth Fund                                                                 10
WCBD7                Wells Fargo VT Total Return Bond Fund                                                           284,353
WCBD6                Wells Fargo VT Total Return Bond Fund                                                           475,612
WCBD5                Wells Fargo VT Total Return Bond Fund                                                           147,579
WCBD4                Wells Fargo VT Total Return Bond Fund                                                           241,620
WCBD3                Wells Fargo VT Total Return Bond Fund                                                           715,884
WCBD8                Wells Fargo VT Total Return Bond Fund                                                               101
WCBD2                Wells Fargo VT Total Return Bond Fund                                                            84,682
WCBD1                Wells Fargo VT Total Return Bond Fund                                                           120,491
WCBD9                Wells Fargo VT Total Return Bond Fund                                                               101

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.

                                  PBCA2     WBCA7     PBCA1      EVB      WBCA5     WBCA4     WBCA3     SBCA1     WBCA2     WBCA1
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  0.96   $  0.92   $  0.96   $  0.89   $  0.91   $  0.91   $  0.91   $  0.93   $  0.91   $  0.91
At Dec. 31, 2001                 $  0.79   $  0.75   $  0.79   $  0.73   $  0.75   $  0.75   $  0.75   $  0.77   $  0.75   $  0.75
At Dec. 31, 2002                 $  0.61   $  0.58   $  0.60   $  0.56   $  0.57   $  0.57   $  0.57   $  0.58   $  0.57   $  0.57
At Dec. 31, 2003                 $  0.76   $  0.73   $  0.76   $  0.70   $  0.72   $  0.72   $  0.72   $  0.73   $  0.71   $  0.71
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                       2       849       943       584       118       937     1,097     1,229       365       282
At Dec. 31, 2002                       3       801       964       406       157       773       804       974       195       238
At Dec. 31, 2003                      --       781       908       324       142       771     1,064     1,096       249       377
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $     2   $   641   $   746   $   427   $    89   $   704   $   823   $   942   $   273   $   211
At Dec. 31, 2002                 $     2   $   462   $   583   $   227   $    90   $   443   $   460   $   568   $   111   $   136
At Dec. 31, 2003                      --   $   568   $   691   $   227   $   102   $   555   $   764   $   801   $   178   $   268
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001    0.35%     0.74%     0.73%     0.75%     0.66%     0.72%     0.74%     0.73%     0.73%     0.72%
For the year ended Dec. 31, 2002    0.80%     0.77%     0.77%     0.74%     0.80%     0.76%     0.74%     0.77%     0.73%     0.78%
For the year ended Dec. 31, 2003    0.98%     0.89%     0.90%     0.93%     0.87%     0.89%     0.88%     0.88%     0.88%     0.90%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    1.15%     1.20%     1.25%     1.40%     1.40%     1.45%     1.50%     1.60%     1.65%     1.70%
For the year ended Dec. 31, 2002    1.15%     1.20%     1.25%     1.40%     1.40%     1.45%     1.50%     1.60%     1.65%     1.70%
For the year ended Dec. 31, 2003    1.15%     1.20%     1.25%     1.40%     1.40%     1.45%     1.50%     1.60%     1.65%     1.70%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001  (17.71%)  (18.48%)  (17.71%)  (17.98%)  (17.58%)  (17.58%)  (17.58%)  (17.20%)  (17.58%)  (17.58%)
For the year ended Dec. 31, 2002  (22.78%)  (22.67%)  (24.05%)  (23.29%)  (24.00%)  (24.00%)  (24.00%)  (24.68%)  (24.00%)  (24.00%)
For the year ended Dec. 31, 2003   24.59%    25.86%    26.67%    25.00%    26.32%    26.32%    26.32%    25.86%    24.56%    24.56%
----------------------------------------------------------------------------------------------------------------------------------

                                 WBCA9(4)   WCAR7     WCAR6      ECR      WCAR4     WCAR3     SCAR1     WCAR2     WCAR1    WCAR9(5)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --   $  0.83   $  0.83   $  1.89   $  0.83   $  0.83   $  0.85   $  0.83   $  0.83        --
At Dec. 31, 2001                      --   $  0.67   $  0.67   $  1.53   $  0.67   $  0.67   $  0.68   $  0.67   $  0.67        --
At Dec. 31, 2002                      --   $  0.52   $  0.52   $  1.18   $  0.51   $  0.51   $  0.52   $  0.51        --        --
At Dec. 31, 2003                 $  0.98   $  0.66   $  0.66   $  1.50   $  0.65   $  0.65   $  0.67   $  0.65   $  0.65   $  1.31
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        76       217     6,019       218       565       795       101        --        --
At Dec. 31, 2002                      --        75       141     5,116       194       138       144        79        --        --
At Dec. 31, 2003                      --        75       172     4,663       453       384       184       133        --        --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --   $    51   $   146   $ 9,204   $   146   $   377   $   543   $    67        --        --
At Dec. 31, 2002                      --   $    39   $    73   $ 6,015   $   100   $    71   $    75   $    41        --        --
At Dec. 31, 2003                      --   $    50   $   113   $ 6,987   $   297   $   251   $   123   $    87        --        --
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --      0.32%     0.34%     0.30%     0.37%     0.30%     0.30%     0.41%     0.30%       --
For the year ended Dec. 31, 2002    0.72%     0.53%     0.52%     0.53%     0.53%     0.52%     0.52%     0.53%     0.72%       --
For the year ended Dec. 31, 2003    0.83%     0.63%     0.63%     0.62%     0.63%     0.59%     0.64%     0.68%     0.67%     0.67%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --      1.20%     1.25%     1.40%     1.45%     1.50%     1.60%     1.65%     1.70%       --
For the year ended Dec. 31, 2002    1.80%     1.20%     1.25%     1.40%     1.45%     1.50%     1.60%     1.65%     1.70%       --
For the year ended Dec. 31, 2003    1.80%     1.20%     1.25%     1.40%     1.45%     1.50%     1.60%     1.65%     1.70%     1.80%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --    (19.28%)  (19.28%)  (19.05%)  (19.28%)  (19.28%)  (20.00%)  (19.28%)  (19.28%)      --
For the year ended Dec. 31, 2002      --    (22.39%)  (22.39%)  (22.88%)  (23.88%)  (23.88%)  (23.53%)  (23.88%)      --        --
For the year ended Dec. 31, 2003   (2.00%)   26.92%    26.92%    27.12%    27.45%    27.45%    28.85%    27.45%   (35.00%)   31.00%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                  UCMG1     UCMG2     PCMG2    WCMG7(6)   PCMG1    UCMG5(7)   UCMG4      EMS     WCMG4(6)   SCMG2
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  1.03   $  1.00   $  1.05        --   $  1.05        --   $  1.03   $  1.24        --   $  1.03
At Dec. 31, 2001                 $  1.06   $  1.01   $  1.08        --   $  1.08        --   $  1.05   $  1.26        --   $  1.05
At Dec. 31, 2002                 $  1.06   $  1.01   $  1.08        --   $  1.08        --   $  1.05   $  1.26        --   $  1.04
At Dec. 31, 2003                 $  1.05   $  1.01   $  1.07   $  1.00   $  1.07   $  0.99   $  1.04   $  1.25   $  1.00   $  1.03
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                     554     2,828       284        --     2,250        --     3,857     8,409        --     3,980
At Dec. 31, 2002                     697     2,933       161        --     2,516        --     3,130     8,572        --     4,222
At Dec. 31, 2003                     813     3,701        72       203     1,720       292     2,810     5,254        15     2,410
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $   586   $ 2,857   $   306        --   $ 2,423        --   $ 4,054   $10,625        --   $ 4,243
At Dec. 31, 2002                 $   738   $ 2,965   $   173        --   $ 2,707        --   $ 3,284   $10,806        --   $ 4,477
At Dec. 31, 2003                 $   856   $ 3,720   $    77   $   204   $ 1,837   $   290   $ 2,923   $ 6,564   $    16   $ 2,553
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001    2.91%     2.80%     2.63%       --      2.64%       --      2.99%     3.38%       --      3.53%
For the year ended Dec. 31, 2002    1.16%     1.16%     1.17%       --      1.17%       --      1.15%     1.17%       --      1.14%
For the year ended Dec. 31, 2003    0.50%     0.51%     0.52%     0.43%     0.52%     0.40%     0.52%     0.52%     0.36%     0.51%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    1.00%     1.10%     1.15%       --      1.25%       --      1.35%     1.40%       --      1.50%
For the year ended Dec. 31, 2002    1.00%     1.10%     1.15%       --      1.25%       --      1.35%     1.40%       --      1.50%
For the year ended Dec. 31, 2003    1.00%     1.10%     1.15%     1.20%     1.25%     1.30%     1.35%     1.40%     1.45%     1.50%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001    2.91%     1.00%     2.86%       --      2.86%       --      1.94%     1.61%       --      1.94%
For the year ended Dec. 31, 2002    0.00%     0.00%     0.00%       --      0.00%       --      0.00%     0.00%       --     (0.95%)
For the year ended Dec. 31, 2003   (0.94%)    0.00%    (0.93%)    0.00%    (0.93%)   (1.00%)   (0.95%)   (0.79%)    0.00%    (0.96%)
----------------------------------------------------------------------------------------------------------------------------------

                                 UCMG6(7)   SCMG1    UCMG7(7)  WCMG1(4)  UCMG9(6)  WCMG9(4)  UCMG8(7)  UBND1(8)  UBND2(8)   PBND2
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --   $  1.03        --        --        --        --        --        --        --   $  1.05
At Dec. 31, 2001                      --   $  1.05        --        --        --        --        --        --        --   $  1.12
At Dec. 31, 2002                      --   $  1.04        --        --        --   $  0.99        --   $  1.04   $  1.04   $  1.17
At Dec. 31, 2003                 $  0.99   $  1.03   $  0.99   $  0.97   $  1.00   $  0.97   $  0.99   $  1.08   $  1.08   $  1.20
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --    11,399        --        --        --        --        --        --        --        24
At Dec. 31, 2002                      --    12,876        --        --        --       132        --        63       215        32
At Dec. 31, 2003                   1,098     9,032       357        76        23        21        55       572     2,381        31
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --   $11,962        --        --        --        --        --        --        --   $    27
At Dec. 31, 2002                      --   $13,452        --        --        --   $   131        --   $    66   $   224   $    37
At Dec. 31, 2003                 $ 1,087   $ 9,333   $   353   $    74   $    24   $    22   $    55   $   616   $ 2,560   $    37
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --      3.58%       --        --        --        --        --        --        --      6.27%
For the year ended Dec. 31, 2002      --      1.15%       --        --        --      1.00%       --      5.29%     5.31%     5.11%
For the year ended Dec. 31, 2003    0.42%     0.51%     0.37%     0.37%     0.34%     0.88%     0.57%     3.44%     3.43%     3.59%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --      1.60%       --        --        --        --        --        --        --      1.15%
For the year ended Dec. 31, 2002      --      1.60%       --      1.70%       --      1.80%       --      1.00%     1.10%     1.15%
For the year ended Dec. 31, 2003    1.55%     1.60%     1.65%     1.70%     1.75%     1.80%     1.85%     1.00%     1.10%     1.15%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --      1.94%       --        --        --        --        --        --        --      6.67%
For the year ended Dec. 31, 2002      --     (0.95%)      --        --        --     (1.00%)      --      4.00%     4.00%     4.46%
For the year ended Dec. 31, 2003   (1.00%)   (0.96%)   (1.00%)   (3.00%)    0.00%    (2.02%)   (1.00%)    3.85%     3.85%     2.56%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                 WBND7(6)   PBND1    UBND5(7)  UBND4(8)    ESI     WBND4(6)   SBND2    UBND6(7)   SBND1    UBND7(7)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --   $  1.05        --        --   $  1.38        --   $  1.03        --   $  1.03        --
At Dec. 31, 2001                      --   $  1.11        --        --   $  1.47        --   $  1.09        --   $  1.09        --
At Dec. 31, 2002                      --   $  1.16        --   $  1.04   $  1.53        --   $  1.14        --   $  1.14        --
At Dec. 31, 2003                 $  1.01   $  1.20   $  1.03   $  1.07   $  1.58   $  1.01   $  1.17   $  1.03   $  1.17   $  1.03
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        99        --        --     8,923        --       317        --     1,363        --
At Dec. 31, 2002                      --       179        --       309     7,272        --       264        --       894        --
At Dec. 31, 2003                      75       593       415     1,965     7,119       146       337       392       849       591
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --   $   111        --        --   $13,122        --   $   347        --   $ 1,491        --
At Dec. 31, 2002                      --   $   208        --   $   321   $11,131        --   $   301        --   $ 1,016        --
At Dec. 31, 2003                 $    77   $   711   $   427   $ 2,105   $11,226   $   148   $   395   $   402   $   991   $   606
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --      6.43%       --        --      6.45%       --      6.38%       --      6.53%       --
For the year ended Dec. 31, 2002      --      5.09%       --      5.31%     5.06%       --      5.11%       --      5.08%       --
For the year ended Dec. 31, 2003    3.27%     3.51%     3.40%     3.47%     3.59%     3.29%     3.58%     3.38%     3.61%     3.36%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --      1.25%       --        --      1.40%       --      1.50%       --      1.60%       --
For the year ended Dec. 31, 2002      --      1.25%       --      1.35%     1.40%       --      1.50%       --      1.60%       --
For the year ended Dec. 31, 2003    1.20%     1.25%     1.30%     1.35%     1.40%     1.45%     1.50%     1.55%     1.60%     1.65%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --      5.71%       --        --      6.52%       --      5.83%       --      5.83%       --
For the year ended Dec. 31, 2002      --      4.50%       --      4.00%     4.08%       --      4.59%       --      4.59%       --
For the year ended Dec. 31, 2003    1.00%     3.45%     3.00%     2.88%     3.27%     1.00%     2.63%     3.00%     2.63%     3.00%
----------------------------------------------------------------------------------------------------------------------------------

                                 WBND1(4)  UBND9(6)  WBND9(4)  UBND8(7)  UDEI1(8)  UDEI2(8)   PDEI2     WDEI7     PDEI1    UDEI5(7)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --   $  1.00   $  1.08   $  1.00        --
At Dec. 31, 2001                      --        --        --        --        --        --   $  1.01   $  1.09   $  1.01        --
At Dec. 31, 2002                 $  1.01        --        --        --   $  0.78   $  0.78   $  0.81   $  0.87   $  0.81        --
At Dec. 31, 2003                 $  1.04   $  1.01   $  1.01   $  1.02   $  1.10   $  1.09   $  1.13   $  1.22   $  1.12   $  1.45
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        26       428       342        --
At Dec. 31, 2002                      40        --        --        --        26       187        25       573       536        --
At Dec. 31, 2003                     152        19        --        63       140     1,367        25       591       861       257
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --   $    26   $   467   $   344        --
At Dec. 31, 2002                 $    40        --        --        --   $    20   $   146   $    20   $   501   $   432        --
At Dec. 31, 2003                 $   158   $    20   $     1   $    64   $   154   $ 1,495   $    28   $   720   $   968   $   373
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --      1.17%     1.19%     1.07%       --
For the year ended Dec. 31, 2002    5.23%       --      2.70%       --      1.77%     2.06%     1.53%     1.54%     1.56%       --
For the year ended Dec. 31, 2003    3.50%     3.42%     3.39%     3.33%     1.45%     1.48%     1.66%     1.61%     1.58%     1.37%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --      1.15%     1.20%     1.25%       --
For the year ended Dec. 31, 2002    1.70%       --      1.80%       --      1.00%     1.10%     1.15%     1.20%     1.25%       --
For the year ended Dec. 31, 2003    1.70%     1.75%     1.80%     1.85%     1.00%     1.10%     1.15%     1.20%     1.25%     1.30%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --      1.00%     0.93%     1.00%       --
For the year ended Dec. 31, 2002    1.00%       --        --        --    (22.00%)  (22.00%)  (19.80%)  (20.18%)  (19.80%)      --
For the year ended Dec. 31, 2003    2.97%     1.00%     1.00%     2.00%    41.03%    39.74%    39.51%    40.23%    38.27%    45.00%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                 UDEI4(8)    EVD      WDEI5     WDEI4     WDEI3    UDEI6(7)   SDEI1     WDEI2     WDEI1    UDEI9(6)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --   $  1.00   $  1.08   $  1.08   $  1.08        --   $  1.07   $  1.08   $  1.08        --
At Dec. 31, 2001                      --   $  1.01   $  1.09   $  1.09   $  1.09        --   $  1.08   $  1.08   $  1.08        --
At Dec. 31, 2002                 $  0.78   $  0.80   $  0.87   $  0.87   $  0.87        --   $  0.86   $  0.86   $  0.86        --
At Dec. 31, 2003                 $  1.09   $  1.12   $  1.21   $  1.21   $  1.20   $  1.45   $  1.19   $  1.20   $  1.20   $  1.09
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --       147       115       455       223        --       367        34       144        --
At Dec. 31, 2002                     309       182       238       608       368        --       179        36       325        --
At Dec. 31, 2003                   1,143       276       605       828       666       208       518       196       392         4
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --   $   148   $   125   $   495   $   242        --   $   396   $    37   $   156        --
At Dec. 31, 2002                 $   242   $   146   $   207   $   527   $   319        --   $   154   $    31   $   280        --
At Dec. 31, 2003                 $ 1,245   $   309   $   731   $   999   $   803   $   301   $   618   $   234   $   469   $     5
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --      1.17%     1.32%     1.36%     1.34%       --      1.40%     1.24%     1.26%       --
For the year ended Dec. 31, 2002    2.49%     1.60%     1.62%     1.57%     1.58%       --      1.45%     1.55%     1.51%       --
For the year ended Dec. 31, 2003    1.52%     1.59%     1.52%     1.61%     1.57%     1.19%     1.37%     1.42%     1.67%     0.51%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --      1.40%     1.40%     1.45%     1.50%       --      1.60%     1.65%     1.70%       --
For the year ended Dec. 31, 2002    1.35%     1.40%     1.40%     1.45%     1.50%       --      1.60%     1.65%     1.70%       --
For the year ended Dec. 31, 2003    1.35%     1.40%     1.40%     1.45%     1.50%     1.55%     1.60%     1.65%     1.70%     1.75%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --      1.00%     0.93%     0.93%     0.93%       --      0.93%     0.00%     0.00%       --
For the year ended Dec. 31, 2002  (22.00%)  (20.79%)  (20.18%)  (20.18%)  (20.18%)      --    (20.37%)  (20.37%)  (20.37%)      --
For the year ended Dec. 31, 2003   39.74%    40.00%    39.08%    39.08%    37.93%    45.00%    38.37%    39.53%    39.53%     9.00%
----------------------------------------------------------------------------------------------------------------------------------

                                 WDEI9(4)  UDEI8(7)   PEMK2     PEMK1    UESL1(9)  UESL2(9)  WESL7(6)  UESL3(9)  UESL5(7)  UESL4(9)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --   $  0.92   $  0.92        --        --        --        --        --        --
At Dec. 31, 2001                      --        --   $  0.90   $  0.90        --        --        --        --        --        --
At Dec. 31, 2002                      --        --   $  0.84   $  0.84   $  1.02   $  1.02        --        --        --        --
At Dec. 31, 2003                 $  1.10   $  1.44   $  1.17   $  1.17   $  1.24   $  1.23   $  1.02   $  1.23   $  1.26   $  1.23
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        11        35        --        --        --        --        --        --
At Dec. 31, 2002                      --        --        27        67        --         9        --        --        --        --
At Dec. 31, 2003                      --         9        18        42         1        27        --        --         2        20
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --   $    10   $    32        --        --        --        --        --        --
At Dec. 31, 2002                      --        --   $    23   $    56        --   $     9        --        --        --        --
At Dec. 31, 2003                      --   $    13   $    21   $    49   $     1   $    34        --        --   $     2   $    25
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --      0.03%     0.03%       --        --        --        --        --        --
For the year ended Dec. 31, 2002    1.47%       --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2003    1.36%     1.37%     1.26%     1.51%       --        --        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --      1.15%     1.25%       --        --        --        --        --        --
For the year ended Dec. 31, 2002    1.80%       --      1.15%     1.25%     1.00%     1.10%       --      1.25%       --      1.35%
For the year ended Dec. 31, 2003    1.80%     1.85%     1.15%     1.25%     1.00%     1.10%     1.20%     1.25%     1.30%     1.35%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --     (2.17%)   (2.17%)      --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --     (6.67%)   (6.67%)    2.00%     2.00%       --        --        --        --
For the year ended Dec. 31, 2003   10.00%    44.00%    39.29%    39.29%    21.57%    20.59%     2.00%    23.00%    26.00%    23.00%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                 WESL5(9)  WESL4(6)  WESL3(9)  UESL6(7)  WESL8(9)  UESL7(7)  WESL1(9)  UESL9(6)  WESL9(9)  UESL8(7)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --        --   $  1.02        --        --        --        --        --        --        --
At Dec. 31, 2003                 $  1.23   $  1.02   $  1.23   $  1.26   $  1.23   $  1.26   $  1.22   $  1.02   $  1.22   $  1.26
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --        --        11        --        --        --        --        --        --        --
At Dec. 31, 2003                      29        29        14         3         8         6        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --        --   $    11        --        --        --        --        --        --        --
At Dec. 31, 2003                 $    36   $    29   $    18   $     3   $    10   $     7        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2003      --        --        --        --        --        --        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    1.40%       --      1.50%       --      1.60%       --      1.70%       --      1.80%       --
For the year ended Dec. 31, 2003    1.40%     1.45%     1.50%     1.55%     1.60%     1.65%     1.70%     1.75%     1.80%     1.85%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --      2.00%       --        --        --        --        --        --        --
For the year ended Dec. 31, 2003   23.00%     2.00%    20.59%    26.00%    23.00%    26.00%    22.00%     2.00%    22.00%    26.00%
----------------------------------------------------------------------------------------------------------------------------------

                                 UGRO1(8)  UGRO2(8)  WGRF7(6)  UGRO3(8)  UGRO5(7)  UGRO4(8)    EVG     WGRF4(6)   SGRO2    UGRO6(7)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --   $  0.74        --   $  0.74        --
At Dec. 31, 2001                      --        --        --        --        --        --   $  0.50        --   $  0.50        --
At Dec. 31, 2002                 $  0.81   $  0.81        --        --        --        --   $  0.37        --   $  0.36        --
At Dec. 31, 2003                 $  0.98   $  0.98   $  1.05   $  0.97   $  1.22   $  0.97   $  0.44   $  1.05   $  0.44   $  1.22
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --       228        --        83        --
At Dec. 31, 2002                      --         9        --        --        --        --       270        --        35        --
At Dec. 31, 2003                      24        67         7        --        14        64       499        56       141        14
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --   $   115        --   $    42        --
At Dec. 31, 2002                      --   $     7        --        --        --        --   $    99        --   $    13        --
At Dec. 31, 2003                 $    23   $    66   $     8        --   $    18   $    63   $   219   $    59   $    61   $    17
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    0.14%     0.02%       --      0.13%       --      0.13%     0.08%       --      0.06%       --
For the year ended Dec. 31, 2003    0.20%     0.22%       --      0.22%     0.19%     0.13%     0.22%       --      0.23%     0.15%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --      1.40%       --      1.50%       --
For the year ended Dec. 31, 2002    1.00%     1.10%       --      1.25%       --      1.35%     1.40%       --      1.50%       --
For the year ended Dec. 31, 2003    1.00%     1.10%   1..20%      1.25%     1.30%     1.35%     1.40%     1.45%     1.50%     1.55%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --    (32.43%)      --    (32.43%)      --
For the year ended Dec. 31, 2002  (19.00%)  (19.00%)      --        --        --        --    (26.00%)      --    (28.00%)      --
For the year ended Dec. 31, 2003   20.99%    20.99%     5.00%    (3.00%)   22.00%    (3.00%)   18.92%     5.00%    22.22%    22.00%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                  SGRO1    UGRO7(7)  UGRO9(6)  UGRO8(7)   PEXI2     WEXI7     PEXI1      EIA      WEXI4     WEXI3
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  0.77        --        --        --   $  0.92   $  0.90   $  0.92   $  0.90   $  0.88   $  0.87
At Dec. 31, 2001                 $  0.52        --        --        --   $  0.96   $  0.93   $  0.96   $  0.93   $  0.91   $  0.90
At Dec. 31, 2002                 $  0.38        --        --        --   $  0.89   $  0.86   $  0.88   $  0.85   $  0.84   $  0.83
At Dec. 31, 2003                 $  0.46   $  1.22   $  1.05   $  1.22   $  1.10   $  1.06   $  1.09   $  1.05   $  1.03   $  1.02
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                     546        --        --        --        40       279       821     5,449       466       633
At Dec. 31, 2002                     476        --        --        --        96       684     1,027     2,403       389       835
At Dec. 31, 2003                     539        --        --        --        81       394     1,212     2,699       521       579
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $   286        --        --        --   $    39   $   259   $   785   $ 5,049   $   422   $   569
At Dec. 31, 2002                 $   181        --        --        --   $    85   $   587   $   907   $ 2,053   $   325   $   690
At Dec. 31, 2003                 $   245        --        --        --   $    88   $   418   $ 1,323   $ 2,847   $   537   $   591
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --     10.64%    10.93%    10.79%    11.17%    10.86%    10.91%
For the year ended Dec. 31, 2002    0.06%       --        --        --      7.65%     7.73%     7.73%     7.48%     7.87%     7.78%
For the year ended Dec. 31, 2003    0.22%     0.22%     0.65%     0.22%     7.78%     7.90%     7.70%     7.68%     7.62%     7.83%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    1.60%       --        --        --      1.15%     1.20%     1.25%     1.40%     1.45%     1.50%
For the year ended Dec. 31, 2002    1.60%       --        --        --      1.15%     1.20%     1.25%     1.40%     1.45%     1.50%
For the year ended Dec. 31, 2003    1.60%     1.65%     1.75%     1.85%     1.15%     1.20%     1.25%     1.40%     1.45%     1.50%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001  (32.47%)      --        --        --      4.35%     3.33%     4.35%     3.33%     3.41%     3.45%
For the year ended Dec. 31, 2002  (26.92%)      --        --        --     (7.29%)   (7.53%)   (8.33%)   (8.60%)   (7.69%)   (7.78%)
For the year ended Dec. 31, 2003   21.05%    22.00%     5.00%    22.00%    23.60%    23.26%    23.86%    23.53%    22.62%    22.89%
----------------------------------------------------------------------------------------------------------------------------------

                                  SEXI1     WEXI2     WEXI1    WEXI9(4)    EIE      UMGD1     UMGD2     PMGD2     PMGD1     UMGD4
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  0.88   $  0.88   $  0.87        --   $  1.55   $  0.98   $  0.98   $  1.04   $  1.04   $  0.98
At Dec. 31, 2001                 $  0.91   $  0.90   $  0.90        --   $  1.09   $  0.87   $  0.87   $  0.92   $  0.92   $  0.86
At Dec. 31, 2002                 $  0.83   $  0.83   $  0.83        --   $  0.88   $  0.75   $  0.75   $  0.79   $  0.79   $  0.74
At Dec. 31, 2003                 $  1.03   $  1.02   $  1.02   $  1.08   $  1.11   $  0.89   $  0.89   $  0.94   $  0.94   $  0.88
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                   2,458       178        90        --     2,733       116       682       173       151       200
At Dec. 31, 2002                   3,634       216        80        --     2,254        39       906       135       179       300
At Dec. 31, 2003                   3,747       245       325        --     2,080        49       872       122       177       407
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $ 2,228   $   161   $    81        --   $ 2,978   $   101   $   592   $   159   $   138   $   173
At Dec. 31, 2002                 $ 3,033   $   180   $    66        --   $ 1,981   $    30   $   677   $   107   $   141   $   223
At Dec. 31, 2003                 $ 3,851   $   251   $   331        --   $ 2,309   $    44   $   776   $   114   $   166   $   358
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001   11.10%    10.84%    10.72%       --      1.22%     2.59%     2.70%     2.49%     2.34%     2.63%
For the year ended Dec. 31, 2002    7.13%     7.76%     7.80%     5.27%     0.99%     2.35%     2.70%     2.56%     2.59%     2.59%
For the year ended Dec. 31, 2003    7.70%     7.69%     7.42%     6.87%     0.92%     2.27%     2.27%     2.27%     2.25%     2.32%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    1.60%     1.65%     1.70%       --      1.40%     1.00%     1.10%     1.15%     1.25%     1.35%
For the year ended Dec. 31, 2002    1.60%     1.65%     1.70%     1.80%     1.40%     1.00%     1.10%     1.15%     1.25%     1.35%
For the year ended Dec. 31, 2003    1.60%     1.65%     1.70%     1.80%     1.40%     1.00%     1.10%     1.15%     1.25%     1.35%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001    3.41%     2.27%     3.45%       --    (29.68%)  (11.22%)  (11.22%)  (11.54%)  (11.54%)  (12.24%)
For the year ended Dec. 31, 2002   (8.79%)   (7.78%)   (7.78%)      --    (19.27%)  (13.79%)  (13.79%)  (14.13%)  (14.13%)  (13.95%)
For the year ended Dec. 31, 2003   24.10%    22.89%    22.89%     8.00%    26.14%    18.67%    18.67%    18.99%    18.99%    18.92%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                   EMG      SMGD2     SMGD1    WMGD1(4)  WMGD9(4)   UNDM1     UNDM2     PNDM2     WNDM7     PNDM1
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  1.99   $  0.94   $  0.98        --        --   $  0.92   $  0.92   $  1.04   $  0.86   $  1.03
At Dec. 31, 2001                 $  1.76   $  0.83   $  0.86        --        --   $  0.76   $  0.76   $  0.85   $  0.71   $  0.85
At Dec. 31, 2002                 $  1.51   $  0.71   $  0.74        --        --   $  0.59   $  0.59   $  0.66   $  0.55   $  0.66
At Dec. 31, 2003                 $  1.79   $  0.84   $  0.88   $  0.97   $  0.96   $  0.72   $  0.72   $  0.81   $  0.67   $  0.81
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                   6,404       178       851        --        --        20        81        58     1,471     3,478
At Dec. 31, 2002                   5,336       426       915        --        --        95       704       339     1,714     4,063
At Dec. 31, 2003                   5,043       439     1,263        12        --       301     2,693       294     1,643     3,960
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $11,267   $   147   $   734        --        --   $    15   $    61   $    49   $ 1,045   $ 3,005
At Dec. 31, 2002                 $ 8,063   $   302   $   677        --        --   $    56   $   412   $   223   $   940   $ 2,696
At Dec. 31, 2003                 $ 9,035   $   369   $ 1,106   $    12        --   $   217   $ 1,941   $   238   $ 1,108   $ 3,226
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001    2.50%     2.77%     2.52%       --        --      0.34%     0.43%     0.30%     0.23%     0.24%
For the year ended Dec. 31, 2002    2.57%     2.67%     2.60%     3.83%     3.83%     0.55%     0.57%     0.55%     0.51%     0.51%
For the year ended Dec. 31, 2003    2.26%     2.35%     2.28%     2.48%     2.37%     0.68%     0.70%     0.68%     0.67%     0.68%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    1.40%     1.50%     1.60%       --        --      1.00%     1.10%     1.15%     1.20%     1.25%
For the year ended Dec. 31, 2002    1.40%     1.50%     1.60%     1.70%     1.80%     1.00%     1.10%     1.15%     1.20%     1.25%
For the year ended Dec. 31, 2003    1.40%     1.50%     1.60%     1.70%     1.80%     1.00%     1.10%     1.15%     1.20%     1.25%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001  (11.56%)  (11.70%)  (12.24%)      --        --    (17.39%)  (17.39%)  (18.27%)  (17.44%)  (17.48%)
For the year ended Dec. 31, 2002  (14.20%)  (14.46%)  (13.95%)      --        --    (22.37%)  (22.37%)  (22.35%)  (22.54%)  (22.35%)
For the year ended Dec. 31, 2003   18.54%    18.31%    18.92%    (3.00%)   (4.00%)   22.03%    22.03%    22.73%    21.82%    22.73%
----------------------------------------------------------------------------------------------------------------------------------

                                 UNDM5(7)   UNDM4      EGD      WNDM4     WNDM3    UNDM6(7)   SNDM1     WNDM2     WNDM1    UNDM9(6)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --   $  0.92   $  1.54   $  0.86   $  0.86        --   $  0.90   $  0.86   $  0.86        --
At Dec. 31, 2001                      --   $  0.75   $  1.27   $  0.71   $  0.71        --   $  0.74   $  0.70   $  0.70        --
At Dec. 31, 2002                      --   $  0.58   $  0.98   $  0.54   $  0.54        --   $  0.57   $  0.54   $  0.54        --
At Dec. 31, 2003                 $  1.26   $  0.71   $  1.20   $  0.67   $  0.67   $  1.26   $  0.70   $  0.66   $  0.66   $  1.04
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --       193     4,237     1,815     3,128        --     2,896       701       363        --
At Dec. 31, 2002                      --       683     3,938     1,916     2,700        --     2,097       363       529        --
At Dec. 31, 2003                     257     2,025     4,512     2,308     1,967       240     1,779       647       782        13
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --   $   145   $ 5,370   $ 1,284   $ 2,210        --   $ 2,139   $   494   $   255        --
At Dec. 31, 2002                      --   $   396   $ 3,845   $ 1,043   $ 1,468        --   $ 1,190   $   197   $   286        --
At Dec. 31, 2003                 $   324   $ 1,443   $ 5,407   $ 1,542   $ 1,312   $   301   $ 1,238   $   429   $   517   $    13
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --      0.28%     0.23%     0.25%     0.24%       --      0.24%     0.23%     0.24%       --
For the year ended Dec. 31, 2002      --      0.56%     0.50%     0.49%     0.50%       --      0.50%     0.47%     0.51%       --
For the year ended Dec. 31, 2003    0.65%     0.69%     0.67%     0.68%     0.67%     0.71%     0.67%     0.68%     0.68%     1.30%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --      1.35%     1.40%     1.45%     1.50%       --      1.60%     1.65%     1.70%       --
For the year ended Dec. 31, 2002      --      1.35%     1.40%     1.45%     1.50%       --      1.60%     1.65%     1.70%       --
For the year ended Dec. 31, 2003    1.30%     1.35%     1.40%     1.45%     1.50%     1.55%     1.60%     1.65%     1.70%     1.75%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --    (18.48%)  (17.53%)  (17.44%)  (17.44%)      --    (17.78%)  (18.60%)  (18.60%)      --
For the year ended Dec. 31, 2002      --    (22.67%)  (22.83%)  (23.94%)  (23.94%)      --    (22.97%)  (22.86%)  (22.86%)      --
For the year ended Dec. 31, 2003   26.00%    22.41%    22.45%    24.07%    24.07%    26.00%    22.81%    22.22%    22.22%     4.00%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                 WNDM9(4)  UNDM8(7)  USVA1(8)  USVA2(8) WSVA7(10) WSVA6(10)  USVA5(7)  USVA4(8) WSVA5(10) WSVA4(10)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --        --   $  0.79   $  0.79   $  0.79   $  0.79        --   $  0.79   $  0.79   $  0.79
At Dec. 31, 2003                 $  0.97   $  1.25   $  1.08   $  1.07   $  1.08   $  1.08   $  1.40   $  1.07   $  1.07   $  1.07
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --        --        21        67        22        28        --        45        35        35
At Dec. 31, 2003                      --        37        54       535        40       180        82       384       192       158
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --        --   $    16   $    52   $    18   $    22        --   $    35   $    27   $    28
At Dec. 31, 2003                      --   $    47   $    59   $   575   $    43   $   194   $   115   $   411   $   206   $   169
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    0.38%       --      0.30%     0.46%     0.39%     0.23%       --      0.55%     0.35%     0.21%
For the year ended Dec. 31, 2003    0.76%     0.75%     0.05%     0.07%     0.06%     0.07%     0.08%     0.07%     0.05%     0.05%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    1.80%       --      1.00%     1.10%     1.20%     1.25%       --      1.35%     1.40%     1.45%
For the year ended Dec. 31, 2003    1.80%     1.85%     1.00%     1.10%     1.20%     1.25%     1.30%     1.35%     1.40%     1.45%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --    (21.00%)  (21.00%)  (21.00%)  (21.00%)      --    (21.00%)  (21.00%)  (21.00%)
For the year ended Dec. 31, 2003   (3.00%)   25.00%    36.71%    35.44%    36.71%    36.71%    40.00%    35.44%    35.44%    35.44%
----------------------------------------------------------------------------------------------------------------------------------

                                WSVA3(10)  USVA6(7) WSVA8(11) WSVA2(10) WSVA1(10)  USVA9(6) WSVA9(11)  USVA8(7)   USPF1     USPF2
                                --------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --        --        --   $  0.92   $  0.92
At Dec. 31, 2001                      --        --        --        --        --        --        --        --   $  0.80   $  0.80
At Dec. 31, 2002                 $  0.79        --   $  0.96        --   $  0.79        --        --        --   $  0.61   $  0.61
At Dec. 31, 2003                 $  1.07   $  1.40   $  1.30   $  1.07   $  1.07   $  1.05   $  1.29   $  1.40   $  0.78   $  0.78
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --       112     1,567
At Dec. 31, 2002                      22        --         3        --        20        --        --        --       360     3,995
At Dec. 31, 2003                      48        99        23        92        72         1        --         3       748     5,260
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --   $    90   $ 1,251
At Dec. 31, 2002                 $    17        --   $     3        --   $    15        --        --        --   $   221   $ 2,446
At Dec. 31, 2003                 $    52   $   139   $    30   $    98   $    77   $     2        --   $     4   $   583   $ 4,112
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --      1.15%     1.20%
For the year ended Dec. 31, 2002    0.26%       --      0.99%       --      0.45%       --        --        --      1.11%     1.04%
For the year ended Dec. 31, 2003    0.05%     0.09%     0.07%     0.09%     0.05%     0.46%     3.73%     0.08%     1.21%     1.20%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --      1.00%     1.10%
For the year ended Dec. 31, 2002    1.50%       --      1.60%     1.65%     1.70%       --      1.80%       --      1.00%     1.10%
For the year ended Dec. 31, 2003    1.50%     1.55%     1.60%     1.65%     1.70%     1.75%     1.80%     1.85%     1.00%     1.10%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --    (12.77%)  (13.04%)
For the year ended Dec. 31, 2002  (21.00%)      --     (4.00%)      --    (21.00%)      --        --        --    (23.75%)  (23.75%)
For the year ended Dec. 31, 2003   35.44%    40.00%    35.42%     7.00%    35.44%     5.00%    29.00%    40.00%    27.87%    27.87%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                  PSPF2    WSPF7(6)   PSPF1     USPF3    USPF5(7)   USPF4    WSPF5(7)  WSPF4(6)  WSPF3(6)  USPF6(7)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  0.94        --   $  0.94   $  0.92        --   $  0.92        --        --        --        --
At Dec. 31, 2001                 $  0.82        --   $  0.82   $  0.80        --   $  0.80        --        --        --        --
At Dec. 31, 2002                 $  0.63        --   $  0.63   $  0.61        --   $  0.61        --        --        --        --
At Dec. 31, 2003                 $  0.79   $  1.06   $  0.79   $  0.77   $  1.30   $  0.77   $  1.29   $  1.06   $  1.06   $  1.29
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                     162        --       450       817        --     1,756        --        --        --        --
At Dec. 31, 2002                     377        --       711     2,290        --     4,960        --        --        --        --
At Dec. 31, 2003                     418        73       728     2,601       400     6,015       175        59        --       508
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $   132        --   $   367   $   657        --   $ 1,398        --        --        --        --
At Dec. 31, 2002                 $   237        --   $   445   $ 1,402        --   $ 3,022        --        --        --        --
At Dec. 31, 2003                 $   331   $    77   $   576   $ 2,012   $   518   $ 4,627   $   226   $    63        --   $   655
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001    1.11%       --      1.08%     1.03%       --      1.08%       --        --        --        --
For the year ended Dec. 31, 2002    1.01%       --      0.98%     1.07%       --      1.04%       --        --        --        --
For the year ended Dec. 31, 2003    1.21%     1.83%     1.22%     1.22%     1.45%     1.21%     1.29%       --      0.66%     1.36%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    1.15%       --      1.25%     1.25%       --      1.35%       --        --        --        --
For the year ended Dec. 31, 2002    1.15%       --      1.25%     1.25%       --      1.35%       --        --        --        --
For the year ended Dec. 31, 2003    1.15%     1.20%     1.25%     1.25%     1.30%     1.35%     1.40%     1.45%     1.50%     1.55%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001  (12.77%)      --    (12.77%)  (13.04%)      --    (13.04%)      --        --        --        --
For the year ended Dec. 31, 2002  (23.17%)      --    (23.17%)  (23.75%)      --    (23.75%)      --        --        --        --
For the year ended Dec. 31, 2003   25.40%     6.00%    25.40%    26.23%    30.00%    26.23%    29.00%     6.00%     6.00%    29.00%
----------------------------------------------------------------------------------------------------------------------------------

                                 WSPF8(7)  USPF7(7)  USPF9(6)  USPF8(7)   UFIF1     UFIF2     WFDI7     UFIF3     WFDI6  UFIF5(7)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --   $  1.06   $  1.05   $  1.07   $  1.06   $  1.06        --
At Dec. 31, 2001                      --        --        --        --   $  1.11   $  1.10   $  1.12   $  1.11   $  1.12        --
At Dec. 31, 2002                      --        --        --        --   $  1.17   $  1.16   $  1.17   $  1.16   $  1.17        --
At Dec. 31, 2003                 $  1.29   $  1.29   $  1.06   $  1.28   $  1.17   $  1.16   $  1.17   $  1.17   $  1.17   $  1.00
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        --        --        30     2,495       805       799       859        --
At Dec. 31, 2002                      --        --        --        --       645     5,336     1,450     1,729     2,657        --
At Dec. 31, 2003                      32        34        --        22       849     5,238     1,040     1,950     2,508     1,013
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --        --        --   $    33   $ 2,754   $   901   $   891   $   961        --
At Dec. 31, 2002                      --        --        --        --   $   751   $ 6,163   $ 1,697   $ 2,015   $ 3,106        --
At Dec. 31, 2003                 $    41   $    43        --   $    28   $   994   $ 6,074   $ 1,222   $ 2,278   $ 2,939   $ 1,013
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --      4.25%     4.39%     4.47%     4.39%     4.50%       --
For the year ended Dec. 31, 2002      --        --        --        --      2.94%     2.88%     2.85%     2.89%     2.89%       --
For the year ended Dec. 31, 2003    1.41%     1.28%     1.96%     1.49%     2.30%     2.31%     2.33%     2.29%     2.31%     2.22%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --      1.00%     1.10%     1.20%     1.25%     1.25%       --
For the year ended Dec. 31, 2002      --        --        --        --      1.00%     1.10%     1.20%     1.25%     1.25%       --
For the year ended Dec. 31, 2003    1.60%     1.65%     1.75%     1.85%     1.00%     1.10%     1.20%     1.25%     1.25%     1.30%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --      4.72%     4.76%     4.67%     4.72%     5.66%       --
For the year ended Dec. 31, 2002      --        --        --        --      5.41%     5.45%     4.46%     4.50%     4.46%       --
For the year ended Dec. 31, 2003   29.00%    29.00%     6.00%    28.00%     0.00%     0.00%     0.00%     0.86%     0.00%     0.00%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                  UFIF4      EVF      WFDI5     WFDI4     WFDI3    UFIF6(7)   SFDI1     WFDI2     WFDI1    UFIF9(6)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  1.06   $  1.06   $  1.06   $  1.05   $  1.05        --   $  1.06   $  1.05   $  1.05        --
At Dec. 31, 2001                 $  1.11   $  1.11   $  1.11   $  1.10   $  1.10        --   $  1.11   $  1.10   $  1.10        --
At Dec. 31, 2002                 $  1.16   $  1.16   $  1.16   $  1.15   $  1.15        --   $  1.16   $  1.15   $  1.14        --
At Dec. 31, 2003                 $  1.16   $  1.16   $  1.16   $  1.15   $  1.15   $  1.00   $  1.16   $  1.14   $  1.14   $  1.00
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                   1,321       259       117     1,473     1,609        --       424       592       413        --
At Dec. 31, 2002                   5,451       520       248     2,555     2,375        --       397     1,155       864        --
At Dec. 31, 2003                   7,749       466     1,256     2,513     2,667     1,170       812     1,933     1,019        32
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $ 1,469   $   289   $   130   $ 1,627   $ 1,770        --   $   470   $   651   $   454        --
At Dec. 31, 2002                 $ 6,333   $   605   $   287   $ 2,942   $ 2,725        --   $   459   $ 1,323   $   988        --
At Dec. 31, 2003                 $ 9,017   $   542   $ 1,455   $ 2,896   $ 3,059   $ 1,168   $   938   $ 2,210   $ 1,163   $    34
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001    4.41%     4.56%     4.54%     4.48%     4.47%       --      4.48%     4.58%     4.51%       --
For the year ended Dec. 31, 2002    2.91%     2.84%     2.84%     2.85%     2.86%       --      2.81%     2.82%     2.87%       --
For the year ended Dec. 31, 2003    2.30%     2.31%     2.26%     2.31%     2.31%     2.22%     2.29%     2.30%     2.32%     2.24%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    1.35%     1.40%     1.40%     1.45%     1.50%       --      1.60%     1.65%     1.70%       --
For the year ended Dec. 31, 2002    1.35%     1.40%     1.40%     1.45%     1.50%       --      1.60%     1.65%     1.70%       --
For the year ended Dec. 31, 2003    1.35%     1.40%     1.40%     1.45%     1.50%     1.55%     1.60%     1.65%     1.70%     1.75%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001    4.72%     4.72%     4.72%     4.76%     4.76%       --      4.72%     4.76%     4.76%       --
For the year ended Dec. 31, 2002    4.50%     4.50%     4.50%     4.55%     4.55%       --      4.50%     4.55%     3.64%       --
For the year ended Dec. 31, 2003    0.00%     0.00%     0.00%     0.00%     0.00%     0.00%     0.00%    (0.87%)    0.00%     0.00%
----------------------------------------------------------------------------------------------------------------------------------

                                 WFDI9(4)  UFIF8(7)   USCA1     USCA2     PSCA2     WSCA7     PSCA1     USCA4      EVS      WSCA5
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --   $  1.04   $  1.04   $  1.15   $  0.90   $  1.14   $  1.04   $  0.99   $  0.90
At Dec. 31, 2001                      --        --   $  0.96   $  0.96   $  1.06   $  0.83   $  1.06   $  0.96   $  0.91   $  0.83
At Dec. 31, 2002                      --        --   $  0.79   $  0.79   $  0.87   $  0.68   $  0.87   $  0.78   $  0.74   $  0.68
At Dec. 31, 2003                 $  1.01   $  0.99   $  1.16   $  1.15   $  1.27   $  0.99   $  1.26   $  1.14   $  1.09   $  0.99
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --         2        63        11        41       276        57        66        89
At Dec. 31, 2002                      --        --        14       191        32       307       366       161        69       173
At Dec. 31, 2003                      39       234        15       363        27       384       419       214       178       197
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --   $     2   $    60   $    12   $    34   $   292   $    55   $    60   $    74
At Dec. 31, 2002                      --        --   $    11   $   150   $    28   $   209   $   317   $   126   $    51   $   117
At Dec. 31, 2003                 $    39   $   233   $    17   $   417   $    34   $   382   $   530   $   245   $   194   $   194
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    2.81%       --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2003    2.35%     2.27%       --        --        --        --        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --      1.00%     1.10%     1.15%     1.20%     1.25%     1.35%     1.40%     1.40%
For the year ended Dec. 31, 2002    1.80%       --      1.00%     1.10%     1.15%     1.20%     1.25%     1.35%     1.40%     1.40%
For the year ended Dec. 31, 2003    1.80%     1.85%     1.00%     1.10%     1.15%     1.20%     1.25%     1.35%     1.40%     1.40%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --     (7.69%)   (7.69%)   (7.83%)   (7.78%)   (7.02%)   (7.69%)   (8.08%)   (7.78%)
For the year ended Dec. 31, 2002      --        --    (17.71%)  (17.71%)  (17.92%)  (18.07%)  (17.92%)  (18.75%)  (18.68%)  (18.07%)
For the year ended Dec. 31, 2003    1.00%    (1.00%)   46.84%    45.57%    45.98%    45.59%    44.83%    46.15%    47.30%    45.59%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                  WSCA4     WSCA3     SSCA1     WSCA2     WSCA1    WSCA9(4)    EAG     UABA1(8)  UABA2(8)  WABA7(6)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  0.90   $  0.90   $  1.00   $  0.90   $  0.89        --   $  2.22        --        --        --
At Dec. 31, 2001                 $  0.83   $  0.83   $  0.92   $  0.82   $  0.82        --   $  1.47        --        --        --
At Dec. 31, 2002                 $  0.68   $  0.67   $  0.75   $  0.67   $  0.67        --   $  0.99   $  0.76   $  0.76        --
At Dec. 31, 2003                 $  0.98   $  0.98   $  1.09   $  0.98   $  0.97   $  1.22   $  1.25   $  1.00   $  1.00   $  1.07
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                     552       367       474        43        79        --     4,343        --        --        --
At Dec. 31, 2002                     597       350       259        37        78        --     4,011       113       711        --
At Dec. 31, 2003                     709       759       743        47       399        --     3,701       623     3,443        89
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $   456   $   303   $   437   $    36   $    65        --   $ 6,383        --        --        --
At Dec. 31, 2002                 $   403   $   236   $   195   $    25   $    53        --   $ 3,955   $    86   $   539        --
At Dec. 31, 2003                 $   698   $   745   $   813   $    46   $   389        --   $ 4,635   $   623   $ 3,441   $    95
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --      0.21%       --        --        --
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --      0.01%       --        --
For the year ended Dec. 31, 2003      --        --        --        --        --        --        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    1.45%     1.50%     1.60%     1.65%     1.70%       --      1.40%       --        --        --
For the year ended Dec. 31, 2002    1.45%     1.50%     1.60%     1.65%     1.70%     1.80%     1.40%     1.00%     1.10%       --
For the year ended Dec. 31, 2003    1.45%     1.50%     1.60%     1.65%     1.70%     1.80%     1.40%     1.00%     1.10%     1.20%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001   (7.78%)   (7.78%)   (8.00%)   (8.89%)   (7.87%)      --    (33.78%)      --        --        --
For the year ended Dec. 31, 2002  (18.07%)  (19.28%)  (18.48%)  (18.29%)  (18.29%)      --    (32.65%)  (24.00%)  (24.00%)      --
For the year ended Dec. 31, 2003   44.12%    46.27%    45.33%    46.27%    44.78%    22.00%    26.26%    31.58%    31.58%     7.00%
----------------------------------------------------------------------------------------------------------------------------------

                                 UABA3(8)  UABA5(7)  UABA4(8) WABA5(11)  WABA4(6) WABA3(11)  UABA6(7) WABA8(11)  UABA7(7) WABA1(11)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                 $  0.76        --   $  0.76   $  0.95        --   $  0.95        --   $  0.95        --   $  0.95
At Dec. 31, 2003                 $  1.00   $  1.35   $  1.00   $  1.25   $  1.07   $  1.25   $  1.35   $  1.25   $  1.35   $  1.24
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      90        --       517        11        --        40        --        --        --        70
At Dec. 31, 2003                     699       329     2,514       614       149        77       380        83       333       220
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                 $    68        --   $   391   $    10        --   $    38        --        --        --   $    67
At Dec. 31, 2003                 $   697   $   446   $ 2,502   $   768   $   159   $    97   $   513   $   104   $   449   $   274
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --      0.01%     0.01%       --      0.01%       --        --        --      0.01%
For the year ended Dec. 31, 2003      --        --        --        --        --        --        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    1.25%       --      1.35%     1.40%       --      1.50%       --      1.60%       --      1.70%
For the year ended Dec. 31, 2003    1.25%     1.30%     1.35%     1.40%     1.45%     1.50%     1.55%     1.60%     1.65%     1.70%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002  (24.00%)      --    (24.00%)   (5.00%)      --     (5.00%)      --     (5.00%)      --     (5.00%)
For the year ended Dec. 31, 2003   31.58%    35.00%    31.58%    31.58%     7.00%    31.58%    35.00%    31.58%    35.00%    30.53%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                 UABA9(6) WABA9(11)  UABA8(7)   UCAP1     UCAP2     PCAP2     WCAP7     PCAP1     UCAP4      ECA
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --   $  0.91   $  0.90   $  1.11   $  0.75   $  1.11   $  0.90   $  1.26
At Dec. 31, 2001                      --        --        --   $  0.69   $  0.68   $  0.84   $  0.57   $  0.84   $  0.68   $  0.95
At Dec. 31, 2002                      --        --        --   $  0.52   $  0.51   $  0.63   $  0.43   $  0.63   $  0.51   $  0.71
At Dec. 31, 2003                 $  1.07   $  1.24   $  1.35   $  0.66   $  0.65   $  0.81   $  0.55   $  0.80   $  0.65   $  0.91
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        --       646     1,995        78     2,749     3,345     2,944     4,269
At Dec. 31, 2002                      --        --        --       506     2,237       131     2,455     3,148     4,583     3,287
At Dec. 31, 2003                       7        --        27       410     2,361       150     2,296     3,393     4,485     2,936
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --        --   $   445   $ 1,357   $    66   $ 1,569   $ 2,816   $ 1,995   $ 4,057
At Dec. 31, 2002                      --        --        --   $   261   $ 1,138   $    83   $ 1,047   $ 1,980   $ 2,317   $ 2,330
At Dec. 31, 2003                 $     8        --   $    36   $   271   $ 1,539   $   121   $ 1,253   $ 2,729   $ 2,897   $ 2,658
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2003      --        --        --        --        --        --        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --      1.00%     1.10%     1.15%     1.20%     1.25%     1.35%     1.40%
For the year ended Dec. 31, 2002      --      1.80%       --      1.00%     1.10%     1.15%     1.20%     1.25%     1.35%     1.40%
For the year ended Dec. 31, 2003    1.75%     1.80%     1.85%     1.00%     1.10%     1.15%     1.20%     1.25%     1.35%     1.40%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --    (24.18%)  (24.44%)  (24.32%)  (24.00%)  (24.32%)  (24.44%)  (24.60%)
For the year ended Dec. 31, 2002      --        --        --    (24.64%)  (25.00%)  (25.00%)  (24.56%)  (25.00%)  (25.00%)  (25.26%)
For the year ended Dec. 31, 2003    7.00%    24.00%    35.00%    26.92%    27.45%    28.57%    27.91%    26.98%    27.45%    28.17%
----------------------------------------------------------------------------------------------------------------------------------

                                  WCAP4     WCAP3     SCAP1     WCAP2     WCAP1    WCAP9(5)  UAAC1(9)  UAAC2(9)  WAAC7(6)  UAAC3(9)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  0.75   $  0.75   $  0.83   $  0.75   $  0.75        --        --        --        --        --
At Dec. 31, 2001                 $  0.57   $  0.57   $  0.63   $  0.57   $  0.57        --        --        --        --        --
At Dec. 31, 2002                 $  0.42   $  0.42   $  0.47   $  0.42   $  0.42        --   $  0.97   $  0.97        --        --
At Dec. 31, 2003                 $  0.54   $  0.54   $  0.60   $  0.54   $  0.54   $  1.32   $  1.24   $  1.23   $  1.03   $  1.23
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                   4,485     5,772    10,247       494       517        --        --        --        --        --
At Dec. 31, 2002                   3,888     3,934     5,490       489       503        --        --        26        --        --
At Dec. 31, 2003                   3,859     4,189     5,063       470       647        --        12        97        --        19
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $ 2,549   $ 3,273   $ 6,451   $   280   $   292        --        --        --        --        --
At Dec. 31, 2002                 $ 1,646   $ 1,663   $ 2,573   $   206   $   211        --        --   $    25        --        --
At Dec. 31, 2003                 $ 2,086   $ 2,260   $ 3,024   $   252   $   346        --   $    15   $   119        --   $    23
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2003      --        --        --        --        --        --        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    1.45%     1.50%     1.60%     1.65%     1.70%       --        --        --        --        --
For the year ended Dec. 31, 2002    1.45%     1.50%     1.60%     1.65%     1.70%       --      1.00%     1.10%       --      1.25%
For the year ended Dec. 31, 2003    1.45%     1.50%     1.60%     1.65%     1.70%     1.80%     1.00%     1.10%     1.20%     1.25%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001  (24.00%)  (24.00%)  (24.10%)  (24.00%)  (24.00%)      --        --        --        --        --
For the year ended Dec. 31, 2002  (26.32%)  (26.32%)  (25.40%)  (26.32%)  (26.32%)      --     (3.00%)   (3.00%)      --        --
For the year ended Dec. 31, 2003   28.57%    28.57%    27.66%    28.57%    28.57%    32.00%    27.84%    26.80%     3.00%    23.00%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                 UAAC5(7)  UAAC4(9)  WAAC5(4)  WAAC4(6)  WAAC3(4)  UAAC6(7)  WAAC8(4)  UAAC7(7)  WAAC1(4)  UAAC9(6)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --   $  0.97        --        --   $  0.79        --        --        --        --        --
At Dec. 31, 2003                 $  1.30   $  1.23   $  1.01   $  1.03   $  1.00   $  1.30   $  1.00   $  1.30   $  1.00   $  1.03
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --        19        --        --         1        --        --        --        --        --
At Dec. 31, 2003                       7        57        71        22        28        27        18        20       238        --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --   $    18        --        --   $     1        --        --        --        --        --
At Dec. 31, 2003                 $    10   $    71   $    72   $    23   $    28   $    36   $    18   $    26   $   238        --
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2003      --        --        --        --        --        --        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --      1.35%     1.40%       --      1.50%       --      1.60%       --      1.70%       --
For the year ended Dec. 31, 2003    1.30%     1.35%     1.40%     1.45%     1.50%     1.55%     1.60%     1.65%     1.70%     1.75%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --     (3.00%)      --        --    (21.00%)      --        --        --        --        --
For the year ended Dec. 31, 2003   30.00%    26.80%     1.00%     3.00%    26.58%    30.00%     0.00%    30.00%     0.00%     3.00%
----------------------------------------------------------------------------------------------------------------------------------

                                 WAAC9(4)  UAAC8(7)    ECD      SCDV2     SCDV1    UAAD1(8)  UAAD2(8)  WAAD7(6)  UAAD3(8)  UAAD5(7)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --   $  1.36   $  0.97   $  0.97        --        --        --        --        --
At Dec. 31, 2001                      --        --   $  1.23   $  0.88   $  0.88        --        --        --        --        --
At Dec. 31, 2002                      --        --   $  0.96   $  0.68   $  0.68   $  0.75        --        --   $  0.75        --
At Dec. 31, 2003                 $  1.00   $  1.30   $  1.28   $  0.91   $  0.90   $  1.00   $  1.00   $  1.04   $  1.00   $  1.36
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --       592       804     3,126        --        --        --        --        --
At Dec. 31, 2002                      --        --       620       221     1,419        30        --        --        28        --
At Dec. 31, 2003                      --        --       634       185     1,743        62       352        --       100        59
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --   $   730   $   706   $ 2,744        --        --        --        --        --
At Dec. 31, 2002                      --        --   $   592   $   150   $   964   $    23        --        --   $    21        --
At Dec. 31, 2003                      --        --   $   809   $   168   $ 1,577   $    63   $   353        --   $   100   $    80
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2003      --        --        --        --        --        --        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --      1.40%     1.50%     1.60%       --        --        --        --        --
For the year ended Dec. 31, 2002    1.80%       --      1.40%     1.50%     1.60%     1.00%     1.10%       --      1.25%       --
For the year ended Dec. 31, 2003    1.80%     1.85%     1.40%     1.50%     1.60%     1.00%     1.10%     1.20%     1.25%     1.30%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --     (9.56%)   (9.28%)   (9.28%)      --        --        --        --        --
For the year ended Dec. 31, 2002      --        --    (21.95%)  (22.73%)  (22.73%)  (25.00%)      --        --    (25.00%)      --
For the year ended Dec. 31, 2003    0.00%    30.00%    33.33%    33.82%    32.35%    33.33%     0.00%     4.00%    33.33%    36.00%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                 UAAD4(8)  WAAD5(9)  WAAD4(6)  WAAD3(9)  UAAD6(7)  WAAD8(9)  UAAD7(7)  WAAD1(9)  UAAD9(6)  WAAD9(9)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                 $  0.75        --        --        --        --        --        --        --        --        --
At Dec. 31, 2003                 $  1.00   $  1.25   $  1.04   $  1.25   $  1.36   $  1.25   $  1.36   $  1.25   $  1.04   $  1.25
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      18        --        --        --        --        --        --        --        --        --
At Dec. 31, 2003                     189        86        --         5        14        11        36        29         2        --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                 $    13        --        --        --        --        --        --        --        --        --
At Dec. 31, 2003                 $   189   $   108        --   $     6   $    18   $    13   $    48   $    37   $     3        --
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2003      --        --        --        --        --        --        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    1.35%     1.40%       --      1.50%       --      1.60%       --      1.70%       --      1.80%
For the year ended Dec. 31, 2003    1.35%     1.40%     1.45%     1.50%     1.55%     1.60%     1.65%     1.70%     1.75%     1.80%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002  (25.00%)      --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2003   33.33%    25.00%     4.00%    25.00%    36.00%    25.00%    36.00%    25.00%     4.00%    25.00%
----------------------------------------------------------------------------------------------------------------------------------

                                 UAAD8(7)    EGN      UDDT1     UDDT2     UDDT3     UDDT4      EIN      UVAL1     UVAL2     PVAL2
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --   $  1.45   $  0.87   $  0.87   $  0.87   $  0.86   $  1.29   $  0.89   $  0.89   $  0.94
At Dec. 31, 2001                      --   $  1.10   $  0.58   $  0.58   $  0.58   $  0.58   $  0.97   $  0.77   $  0.77   $  0.81
At Dec. 31, 2002                      --   $  0.92   $  0.39   $  0.39   $  0.39   $  0.39   $  0.81   $  0.53   $  0.53   $  0.56
At Dec. 31, 2003                 $  1.35   $  1.13   $  0.53   $  0.53   $  0.53   $  0.53   $  1.03   $  0.66   $  0.66   $  0.69
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --     6,927       113       679       143     1,309     3,616       761     3,524       274
At Dec. 31, 2002                      --     5,619       113       701       144     1,646     2,968       637     4,076       422
At Dec. 31, 2003                       1     4,903        97       657       308     1,357     2,748       459     3,942       405
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --   $ 7,642   $    66   $   396   $    83   $   760   $ 3,510   $   585   $ 2,710   $   222
At Dec. 31, 2002                      --   $ 5,160   $    44   $   274   $    56   $   639   $ 2,395   $   338   $ 2,161   $   235
At Dec. 31, 2003                 $     2   $ 5,524   $    52   $   349   $   163   $   715   $ 2,823   $   302   $ 2,585   $   279
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --      0.04%       --        --        --        --      0.30%     0.23%     0.25%     0.29%
For the year ended Dec. 31, 2002      --      0.30%       --        --        --        --      0.52%     0.30%     0.34%     0.39%
For the year ended Dec. 31, 2003      --      1.00%       --        --        --        --      0.56%     0.29%     0.31%     0.31%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --      1.40%     1.00%     1.10%     1.25%     1.35%     1.40%     1.00%     1.10%     1.15%
For the year ended Dec. 31, 2002      --      1.40%     1.00%     1.10%     1.25%     1.35%     1.40%     1.00%     1.10%     1.15%
For the year ended Dec. 31, 2003    1.85%     1.40%     1.00%     1.10%     1.25%     1.35%     1.40%     1.00%     1.10%     1.15%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --    (24.14%)  (33.33%)  (33.33%)  (33.33%)  (32.56%)  (24.81%)  (13.48%)  (13.48%)  (13.83%)
For the year ended Dec. 31, 2002      --    (16.36%)  (32.76%)  (32.76%)  (32.76%)  (32.76%)  (16.49%)  (31.17%)  (31.17%)  (30.86%)
For the year ended Dec. 31, 2003   35.00%    22.83%    35.90%    35.90%    35.90%    35.90%    27.16%    24.53%    24.53%    23.21%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                  WVAL7     PVAL1     UVAL4      EVA      WVAL4     WVAL3     SVAL1     WVAL2     WVAL1    WVAL9(5)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  0.81   $  0.94   $  0.89   $  1.45   $  0.81   $  0.81   $  0.83   $  0.81   $  0.81        --
At Dec. 31, 2001                 $  0.70   $  0.81   $  0.77   $  1.25   $  0.70   $  0.70   $  0.71   $  0.69   $  0.69        --
At Dec. 31, 2002                 $  0.48   $  0.56   $  0.53   $  0.86   $  0.48   $  0.48   $  0.49   $  0.48   $  0.48        --
At Dec. 31, 2003                 $  0.60   $  0.69   $  0.65   $  1.06   $  0.59   $  0.59   $  0.60   $  0.59   $  0.58   $  1.27
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                   7,863    10,352     4,983    11,706     9,987     9,749     8,588     1,872     1,830        --
At Dec. 31, 2002                   6,919     9,970     6,560    10,223     8,628     7,632     5,773     1,112     1,391        --
At Dec. 31, 2003                   6,609     9,036     5,814     9,246     8,470     6,543     5,337       967     1,468        --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $ 5,506   $ 8,422   $ 3,816   $14,617   $ 6,961   $ 6,788   $ 6,115   $ 1,301   $ 1,270        --
At Dec. 31, 2002                 $ 3,337   $ 5,581   $ 3,455   $ 8,772   $ 4,131   $ 3,650   $ 2,820   $   529   $   661        --
At Dec. 31, 2003                 $ 3,939   $ 6,245   $ 3,779   $ 9,786   $ 4,999   $ 3,855   $ 3,208   $   567   $   858        --
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001    0.14%     0.17%     0.23%     0.13%     0.16%     0.14%     0.11%     0.14%     0.14%       --
For the year ended Dec. 31, 2002    0.31%     0.32%     0.35%     0.31%     0.30%     0.29%     0.27%     0.21%     0.29%       --
For the year ended Dec. 31, 2003    0.31%     0.31%     0.30%     0.30%     0.31%     0.30%     0.30%     0.30%     0.32%     0.67%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    1.20%     1.25%     1.35%     1.40%     1.45%     1.50%     1.60%     1.65%     1.70%       --
For the year ended Dec. 31, 2002    1.20%     1.25%     1.35%     1.40%     1.45%     1.50%     1.60%     1.65%     1.70%       --
For the year ended Dec. 31, 2003    1.20%     1.25%     1.35%     1.40%     1.45%     1.50%     1.60%     1.65%     1.70%     1.80%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001  (13.58%)  (13.83%)  (13.48%)  (13.79%)  (13.58%)  (13.58%)  (14.46%)  (14.81%)  (14.81%)      --
For the year ended Dec. 31, 2002  (31.43%)  (30.86%)  (31.17%)  (31.20%)  (31.43%)  (31.43%)  (30.99%)  (30.43%)  (30.43%)      --
For the year ended Dec. 31, 2003   25.00%    23.21%    22.64%    23.26%    22.92%    22.92%    22.45%    22.92%    20.83%    27.00%
----------------------------------------------------------------------------------------------------------------------------------

                                 UAVA1(8)  UAVA2(8)  WAVA7(6)  UAVA3(8)  UAVA5(7)  UAVA4(8)  WAVA5(4)  WAVA4(6)  WAVA3(4)  UAVA6(7)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                 $  0.78   $  0.78        --   $  0.78        --   $  0.78        --        --   $  0.74        --
At Dec. 31, 2003                 $  0.96   $  0.96   $  1.05   $  0.96   $  1.26   $  0.96   $  0.91   $  1.04   $  0.91   $  1.25
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                       3        30        --        --        --         1        --        --         2        --
At Dec. 31, 2003                      21        75        --         6         5        21        26        --         2        --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                 $     3   $    23        --        --        --        --        --        --   $     2        --
At Dec. 31, 2003                 $    20   $    72        --   $     6   $     6   $    20   $    24        --   $     2        --
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    3.08%     1.26%       --      0.63%       --      1.63%     0.41%       --      0.60%       --
For the year ended Dec. 31, 2003    0.26%     0.37%     1.48%     0.51%     0.34%     0.51%     0.40%     1.48%     0.24%     0.52%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    1.00%     1.10%       --      1.25%       --      1.35%     1.40%       --      1.50%       --
For the year ended Dec. 31, 2003    1.00%     1.10%     1.20%     1.25%     1.30%     1.35%     1.40%     1.45%     1.50%     1.55%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002  (22.00%)  (22.00%)      --    (22.00%)      --    (22.00%)      --        --    (26.00%)      --
For the year ended Dec. 31, 2003   23.08%    23.08%     5.00%    23.08%    26.00%    23.08%    (9.00%)    4.00%    22.97%    25.00%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                 WAVA8(4)  UAVA7(7)  WAVA1(4)  UAVA9(6)  WAVA9(4)  UAVA8(7)   UGIP1     UGIP2    WGIP7(6)   UGIP3
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --   $  0.97   $  0.97        --   $  0.97
At Dec. 31, 2001                      --        --        --        --        --        --   $  0.97   $  0.96        --   $  0.96
At Dec. 31, 2002                      --        --        --        --        --        --   $  0.74   $  0.74        --   $  0.74
At Dec. 31, 2003                 $  0.91   $  1.25   $  0.91   $  1.04   $  0.91   $  1.25   $  0.97   $  0.97   $  1.07   $  0.96
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --       640     3,601        --     2,152
At Dec. 31, 2002                      --        --        --        --        --        --     1,341     8,241        --     3,898
At Dec. 31, 2003                      --         3        --        --        --        --     1,510     9,217        31     3,461
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --   $   618   $ 3,469        --   $ 2,075
At Dec. 31, 2002                      --        --        --        --        --        --   $   996   $ 6,105        --   $ 2,881
At Dec. 31, 2003                      --   $     4        --        --        --        --   $ 1,468   $ 8,927   $    33   $ 3,338
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --      0.53%     0.35%       --      0.46%
For the year ended Dec. 31, 2002    0.43%       --      0.43%       --      0.43%       --      0.49%     0.55%       --      0.56%
For the year ended Dec. 31, 2003    0.52%     2.32%     0.52%     1.48%     0.52%     0.52%     0.76%     0.84%       --      0.76%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --      1.00%     1.10%       --      1.25%
For the year ended Dec. 31, 2002    1.60%       --      1.70%       --      1.80%       --      1.00%     1.10%       --      1.25%
For the year ended Dec. 31, 2003    1.60%     1.65%     1.70%     1.75%     1.80%     1.85%     1.00%     1.10%     1.20%     1.25%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --      0.00%    (1.03%)      --     (1.03%)
For the year ended Dec. 31, 2002      --        --        --        --        --        --    (23.71%)  (22.92%)      --    (22.92%)
For the year ended Dec. 31, 2003   (9.00%)   25.00%    (9.00%)    4.00%    (9.00%)   25.00%    31.08%    31.08%     7.00%    29.73%
----------------------------------------------------------------------------------------------------------------------------------

                                 UGIP5(7)   UGIP4    WGIP5(9)  WGIP4(6)  WGIP3(9)  UGIP6(7)  WGIP8(9)  UGIP7(7)  WGIP1(9)  UGIP9(6)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --   $  0.97        --        --        --        --        --        --        --        --
At Dec. 31, 2001                      --   $  0.96        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --   $  0.74   $  0.95        --   $  0.95        --   $  0.95        --   $  0.95        --
At Dec. 31, 2003                 $  1.33   $  0.96   $  1.24   $  1.07   $  1.24   $  1.32   $  1.24   $  1.32   $  1.24   $  1.07
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --     4,722        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --    10,906         2        --         1        --         1        --         8        --
At Dec. 31, 2003                     102    11,403       215        23        31       265        20       246        52        --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --   $ 4,531        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --   $ 8,027   $     2        --   $     1        --   $     1        --   $     8        --
At Dec. 31, 2003                 $   135   $10,945   $   267   $    25   $    38   $   351   $    25   $   326   $    65        --
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --      0.45%       --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --      0.57%       --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2003    0.05%     0.84%     0.38%       --      0.45%     0.79%     1.07%     0.73%     0.89%       --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --      1.35%       --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --      1.35%     1.40%       --      1.50%       --      1.60%       --      1.70%       --
For the year ended Dec. 31, 2003    1.30%     1.35%     1.40%     1.45%     1.50%     1.55%     1.60%     1.65%     1.70%     1.75%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --     (1.03%)      --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --    (22.92%)   (5.00%)      --     (5.00%)      --     (5.00%)      --     (5.00%)      --
For the year ended Dec. 31, 2003   33.00%    29.73%    30.53%     7.00%    30.53%    32.00%    30.53%    32.00%    30.53%     7.00%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                 WGIP9(9)  UGIP8(7)   UPRG1     UPRG2    WPRG7(6)   UPRG3    UPRG5(7)   UPRG4      EPP     WPRG4(6)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --   $  0.80   $  0.80        --   $  0.80        --   $  0.80   $  0.96        --
At Dec. 31, 2001                      --        --   $  0.65   $  0.65        --   $  0.65        --   $  0.65   $  0.79        --
At Dec. 31, 2002                      --        --   $  0.45   $  0.45        --   $  0.45        --   $  0.44   $  0.54        --
At Dec. 31, 2003                 $  1.23   $  1.32   $  0.55   $  0.55   $  1.03   $  0.54   $  1.25   $  0.54   $  0.65   $  1.02
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --       741     3,531        --     1,944        --     5,808     2,574        --
At Dec. 31, 2002                      --        --     1,003     4,459        --     2,042        --     7,706     2,312        --
At Dec. 31, 2003                      --        47       893     4,990        --     1,510        28     7,475     2,140         1
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --   $   485   $ 2,308        --   $ 1,268        --   $ 3,782   $ 2,021        --
At Dec. 31, 2002                      --        --   $   450   $ 1,994        --   $   909        --   $ 3,423   $ 1,238        --
At Dec. 31, 2003                      --   $    62   $   489   $ 2,723        --   $   819   $    35   $ 4,042   $ 1,394   $     1
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2003      --      0.02%       --        --        --        --        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --      1.00%     1.10%       --      1.25%       --      1.35%     1.40%       --
For the year ended Dec. 31, 2002    1.80%       --      1.00%     1.10%       --      1.25%       --      1.35%     1.40%       --
For the year ended Dec. 31, 2003    1.80%     1.85%     1.00%     1.10%     1.20%     1.25%     1.30%     1.35%     1.40%     1.45%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --    (18.75%)  (18.75%)      --    (18.75%)      --    (18.75%)  (17.71%)      --
For the year ended Dec. 31, 2002      --        --    (30.77%)  (30.77%)      --    (30.77%)      --    (32.31%)  (31.65%)      --
For the year ended Dec. 31, 2003   23.00%    32.00%    22.22%    22.22%     3.00%    20.00%    25.00%    22.73%    20.37%     2.00%
----------------------------------------------------------------------------------------------------------------------------------

                                  SPGR2    UPRG6(7)   SPGR1    UPRG7(7)  WPRG1(9)  UPRG9(6)  WPRG9(9)  UPRG8(7)   UTEC1     UTEC2
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  0.80        --   $  0.86        --        --        --        --        --   $  0.69   $  0.69
At Dec. 31, 2001                 $  0.65        --   $  0.70        --        --        --        --        --   $  0.51   $  0.51
At Dec. 31, 2002                 $  0.44        --   $  0.48        --   $  0.92        --        --        --   $  0.30   $  0.29
At Dec. 31, 2003                 $  0.54   $  1.24   $  0.58   $  1.24   $  1.12   $  1.02   $  1.11   $  1.24   $  0.42   $  0.42
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                   2,397        --     7,466        --        --        --        --        --       364     1,387
At Dec. 31, 2002                   1,162        --     4,631        --         2        --        --        --       372     1,530
At Dec. 31, 2003                     957       185     4,901       127         7        --        --         3       655     2,760
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $ 1,557        --   $ 5,227        --        --        --        --        --   $   186   $   709
At Dec. 31, 2002                 $   514        --   $ 2,207        --   $     2        --        --        --   $   110   $   450
At Dec. 31, 2003                 $   514   $   231   $ 2,836   $   158   $     8        --        --   $     4   $   275   $ 1,155
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2003      --        --        --        --        --        --        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    1.50%       --      1.60%       --        --        --        --        --      1.00%     1.10%
For the year ended Dec. 31, 2002    1.50%       --      1.60%       --      1.70%       --      1.80%       --      1.00%     1.10%
For the year ended Dec. 31, 2003    1.50%     1.55%     1.60%     1.65%     1.70%     1.75%     1.80%     1.85%     1.00%     1.10%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001  (18.75%)      --    (18.60%)      --        --        --        --        --    (26.09%)  (26.09%)
For the year ended Dec. 31, 2002  (32.31%)      --    (31.43%)      --     (8.00%)      --        --        --    (41.18%)  (43.14%)
For the year ended Dec. 31, 2003   22.73%    24.00%    20.83%    24.00%    21.74%     2.00%    11.00%    24.00%    40.00%    44.83%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                 WTEC7(6)   UTEC3    UTEC5(7)   UTEC4      ETC     WTEC4(6)   STEC2    UTEC6(7)   STEC1    UTEC7(7)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --   $  0.69        --   $  0.69   $  1.08        --   $  0.65        --   $  0.70        --
At Dec. 31, 2001                      --   $  0.51        --   $  0.51   $  0.79        --   $  0.48        --   $  0.51        --
At Dec. 31, 2002                      --   $  0.29        --   $  0.29   $  0.46        --   $  0.27        --   $  0.29        --
At Dec. 31, 2003                 $  1.00   $  0.42   $  1.41   $  0.41   $  0.65   $  1.00   $  0.39   $  1.41   $  0.41   $  1.41
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --       793        --     2,237     1,958        --     2,165        --     6,380        --
At Dec. 31, 2002                      --       684        --     2,423     1,387        --     1,976        --     3,655        --
At Dec. 31, 2003                       2       498       110     2,911     1,451         5     1,304       131     3,866        63
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --   $   404        --   $ 1,140   $ 1,555        --   $ 1,032        --   $ 3,256        --
At Dec. 31, 2002                      --   $   201        --   $   709   $   632        --   $   540        --   $ 1,069        --
At Dec. 31, 2003                 $     2   $   208   $   156   $ 1,207   $   937   $     5   $   504   $   184   $ 1,600   $    89
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2003      --        --        --        --        --        --        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --      1.25%       --      1.35%     1.40%       --      1.50%       --      1.60%       --
For the year ended Dec. 31, 2002      --      1.25%       --      1.35%     1.40%       --      1.50%       --      1.60%       --
For the year ended Dec. 31, 2003    1.20%     1.25%     1.30%     1.35%     1.40%     1.45%     1.50%     1.55%     1.60%     1.65%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --    (26.09%)      --    (26.09%)  (26.85%)      --    (26.15%)      --    (27.14%)      --
For the year ended Dec. 31, 2002      --    (43.14%)      --    (43.14%)  (41.77%)      --    (43.75%)      --    (43.14%)      --
For the year ended Dec. 31, 2003    0.00%    44.83%    41.00%    41.38%    41.30%     0.00%    44.44%    41.00%    41.38%    41.00%
----------------------------------------------------------------------------------------------------------------------------------

                                 WTEC1(9)  UTEC9(6)  WTEC9(9)  UTEC8(7)  UAGR1(8)  UAGR2(8)  WAGR7(6)  UAGR3(8)  UAGR5(7)  UAGR4(8)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --        --        --        --   $  0.91   $  0.91        --   $  0.91        --   $  0.91
At Dec. 31, 2003                 $  1.33   $  1.00   $  1.33   $  1.40   $  1.07   $  1.06   $  1.05   $  1.06   $  1.19   $  1.06
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --        --        --        --         9        41        --         1        --        71
At Dec. 31, 2003                      15        --        --         9        38       284        --        22        71       222
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --        --        --        --   $     8   $    37        --   $     1        --   $    64
At Dec. 31, 2003                 $    20        --        --   $    13   $    41   $   303        --   $    23   $    84   $   235
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --        --        --      0.05%     0.03%       --      0.84%       --      0.01%
For the year ended Dec. 31, 2003      --        --        --        --      1.29%     2.76%       --      0.92%     1.39%     1.81%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    1.70%       --      1.80%       --      1.00%     1.10%       --      1.25%       --      1.35%
For the year ended Dec. 31, 2003    1.70%     1.75%     1.80%     1.85%     1.00%     1.10%     1.20%     1.25%     1.30%     1.35%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --        --        --     (9.00%)   (9.00%)      --     (9.00%)      --     (9.00%)
For the year ended Dec. 31, 2003   33.00%     0.00%    33.00%    40.00%    17.58%    16.48%     5.00%    16.48%    19.00%    16.48%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                 WAGR5(7)  WAGR4(6)  WAGR3(6)  UAGR6(7)  WAGR8(7)  UAGR7(7)  UAGR9(6)  UAGR8(7)    EHG      SUGH2
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --        --        --   $  1.09   $  1.01
At Dec. 31, 2001                      --        --        --        --        --        --        --        --   $  1.16   $  1.07
At Dec. 31, 2002                      --        --        --        --        --        --        --        --   $  1.23   $  1.14
At Dec. 31, 2003                 $  1.15   $  1.05   $  1.05   $  1.18   $  1.15   $  1.15   $  1.05   $  1.15   $  1.25   $  1.16
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --     1,282       854
At Dec. 31, 2002                      --        --        --        --        --        --        --        --     1,554     1,233
At Dec. 31, 2003                       8        --        --        74        --        --        --        --     1,392       919
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --   $ 1,485   $   917
At Dec. 31, 2002                      --        --        --        --        --        --        --        --   $ 1,909   $ 1,402
At Dec. 31, 2003                 $    10        --        --   $    88        --        --        --        --   $ 1,747   $ 1,067
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --      4.48%     3.71%
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --        --      2.93%     2.32%
For the year ended Dec. 31, 2003      --        --        --      2.83%       --        --        --        --      2.84%     3.03%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --      1.40%     1.50%
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --        --      1.40%     1.50%
For the year ended Dec. 31, 2003    1.40%     1.45%     1.50%     1.55%     1.60%     1.65%     1.75%     1.85%     1.40%     1.50%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --      6.42%     5.94%
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --        --      6.03%     6.54%
For the year ended Dec. 31, 2003   15.00%     5.00%     5.00%    18.00%    15.00%    15.00%     5.00%    15.00%     1.63%     1.75%
----------------------------------------------------------------------------------------------------------------------------------

                                  SUGH1      EIG       EVL       EAS      SCAS2     SCAS1     PCHY2     PCHY1      EEG     SEGR2
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  1.09   $  1.28   $  1.28   $  1.14   $  0.95   $  0.96   $  1.02   $  1.02   $  1.28   $  0.93
At Dec. 31, 2001                 $  1.16   $  1.16   $  1.42   $  1.27   $  1.06   $  1.06   $  1.07   $  1.07   $  1.05   $  0.77
At Dec. 31, 2002                 $  1.23   $  0.92   $  1.23   $  1.07   $  0.89   $  0.89   $  1.08   $  1.08   $  0.73   $  0.53
At Dec. 31, 2003                 $  1.25   $  1.18   $  1.56   $  1.37   $  1.14   $  1.15   $  1.21   $  1.20   $  1.04   $  0.76
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                   1,123     2,134     1,719       617       100     1,044        72       271       125         9
At Dec. 31, 2002                   1,192     1,915     1,440       518        47       624       112       394        73         9
At Dec. 31, 2003                     966     1,720     1,280       522       556     1,193        98       416        97        38
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $ 1,301   $ 2,475   $ 2,449   $   781   $   106   $ 1,107   $    77   $   289   $   131   $     7
At Dec. 31, 2002                 $ 1,462   $ 1,766   $ 1,768   $   554   $    42   $   559   $   122   $   427   $    54   $     5
At Dec. 31, 2003                 $ 1,208   $ 2,021   $ 1,997   $   716   $   636   $ 1,366   $   118   $   500   $   100   $    28
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001    3.85%     0.92%     1.18%       --        --        --      6.36%     6.37%       --        --
For the year ended Dec. 31, 2002    2.62%     1.10%     0.93%       --        --        --      6.31%     6.30%       --        --
For the year ended Dec. 31, 2003    2.79%     1.34%     1.13%       --        --        --      6.51%     6.49%       --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    1.60%     1.40%     1.40%     1.40%     1.50%     1.60%     1.15%     1.25%     1.40%     1.50%
For the year ended Dec. 31, 2002    1.60%     1.40%     1.40%     1.40%     1.50%     1.60%     1.15%     1.25%     1.40%     1.50%
For the year ended Dec. 31, 2003    1.60%     1.40%     1.40%     1.40%     1.50%     1.60%     1.15%     1.25%     1.40%     1.50%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001    6.42%    (9.38%)   10.94%    11.40%    11.58%    10.42%     4.90%     4.90%   (17.97%)  (17.20%)
For the year ended Dec. 31, 2002    6.03%   (20.69%)  (13.38%)  (15.75%)  (16.04%)  (16.04%)    0.93%     0.93%   (30.48%)  (31.17%)
For the year ended Dec. 31, 2003    1.63%    28.26%    26.83%    28.04%    28.09%    29.21%    12.04%    11.11%    42.47%    43.40%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                  SEGR1     WSRG7     WSRG6      ESR      WSRG4     WSRG3    WSRG8(5)   WSRG2     WSRG1    WSRG9(5)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  0.83   $  0.90   $  0.90   $  1.08   $  0.90   $  0.90        --   $  0.90   $  0.90        --
At Dec. 31, 2001                 $  0.69   $  0.69   $  0.69   $  0.82   $  0.69   $  0.69        --   $  0.68   $  0.68        --
At Dec. 31, 2002                 $  0.48   $  0.48   $  0.48   $  0.58   $  0.48   $  0.48        --   $  0.48   $  0.48        --
At Dec. 31, 2003                 $  0.67   $  0.60   $  0.60   $  0.72   $  0.60   $  0.60   $  1.29   $  0.59   $  0.59   $  1.28
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                     852     1,145     1,143       434     1,356       792        --       191       384        --
At Dec. 31, 2002                     329       817       715       431     1,131       476        --       156        71        --
At Dec. 31, 2003                     530       753       735       433     1,117       486        --       119       135        --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $   585   $   790   $   788   $   357   $   932   $   543        --   $   131   $   263        --
At Dec. 31, 2002                 $   157   $   396   $   346   $   249   $   544   $   229        --   $    75   $    34        --
At Dec. 31, 2003                 $   357   $   454   $   443   $   310   $   668   $   289        --   $    71   $    80        --
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --      0.07%     0.08%     0.06%     0.07%     0.09%       --      0.08%     0.07%       --
For the year ended Dec. 31, 2002      --      0.18%     0.17%     0.22%     0.20%     0.17%       --      0.20%     0.08%       --
For the year ended Dec. 31, 2003      --      0.11%     0.12%     0.12%     0.12%     0.12%     0.24%     0.11%     0.13%     0.24%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    1.60%     1.20%     1.25%     1.40%     1.45%     1.50%       --      1.65%     1.70%       --
For the year ended Dec. 31, 2002    1.60%     1.20%     1.25%     1.40%     1.45%     1.50%       --      1.65%     1.70%       --
For the year ended Dec. 31, 2003    1.60%     1.20%     1.25%     1.40%     1.45%     1.50%     1.60%     1.65%     1.70%     1.80%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001  (16.87%)  (23.33%)  (23.33%)  (24.07%)  (23.33%)  (23.33%)      --    (24.44%)  (24.44%)      --
For the year ended Dec. 31, 2002  (30.43%)  (30.43%)  (30.43%)  (29.27%)  (30.43%)  (30.43%)      --    (29.41%)  (29.41%)      --
For the year ended Dec. 31, 2003   39.58%    25.00%    25.00%    24.14%    25.00%    25.00%    29.00%    22.92%    22.92%    28.00%
----------------------------------------------------------------------------------------------------------------------------------

                                   EDS       ECO    UECB1(11) UECB2(11)  WECB7(6) UECB3(11)  UECB5(7) UECB4(11) WECB5(11)  WECB4(6)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  1.02   $  1.22        --        --        --        --        --        --        --        --
At Dec. 31, 2001                 $  0.87   $  1.19        --        --        --        --        --        --        --        --
At Dec. 31, 2002                 $  0.66   $  0.94   $  1.04   $  1.04        --   $  1.04        --   $  1.04   $  1.04        --
At Dec. 31, 2003                 $  0.81   $  1.32   $  1.07   $  1.06   $  1.01   $  1.06   $  1.02   $  1.06   $  1.06   $  1.01
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                     725        20        --        --        --        --        --        --        --        --
At Dec. 31, 2002                     666        20       241       892        --       301        --       756       106        --
At Dec. 31, 2003                     588        18       792     2,882        70       901       940     2,717     1,363       498
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $   632   $    24        --        --        --        --        --        --        --        --
At Dec. 31, 2002                 $   443   $    19   $   251   $   927        --   $   313        --   $   785   $   110        --
At Dec. 31, 2003                 $   476   $    23   $   845   $ 3,068   $    71   $   957   $   963   $ 2,882   $ 1,445   $   505
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001    0.38%     0.07%       --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    0.66%     0.23%     5.74%     6.72%       --      6.24%       --      7.11%     8.91%       --
For the year ended Dec. 31, 2003    0.83%     0.12%     5.94%     6.13%    33.81%     6.16%     7.70%     6.63%     7.92%    23.05%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    1.40%     1.40%       --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    1.40%     1.40%     1.00%     1.10%       --      1.25%       --      1.35%     1.40%       --
For the year ended Dec. 31, 2003    1.40%     1.40%     1.00%     1.10%     1.20%     1.25%     1.30%     1.35%     1.40%     1.45%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001  (14.71%)   (2.46%)      --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002  (24.14%)  (21.01%)    4.00%     4.00%       --      4.00%       --      4.00%     4.00%       --
For the year ended Dec. 31, 2003   22.73%    40.43%     2.88%     1.92%     1.00%     1.92%     2.00%     1.92%     1.92%     1.00%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                WECB3(11)  UECB6(7) WECB8(11)  UECB7(7)  WECB1(11) UECB9(6) WECB9(11)  UECB8(7) UEFF1(11) UEFF2(11)
                                --------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                 $  1.04        --   $  1.04        --   $  1.04        --   $  1.04        --   $  1.00   $  1.00
At Dec. 31, 2003                 $  1.06   $  1.02   $  1.06   $  1.02   $  1.06   $  1.01   $  1.05   $  1.02   $  1.14   $  1.14
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      92        --        --        --        59        --       118        --        10       132
At Dec. 31, 2003                     223       568       310       742       362        37        --       185        30       259
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                 $    96        --        --        --   $    62        --   $   122        --   $    10   $   132
At Dec. 31, 2003                 $   236   $   581   $   327   $   758   $   382   $    37        --   $   189   $    34   $   296
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    8.18%       --     11.41%       --      9.16%       --      4.57%       --      8.62%    10.00%
For the year ended Dec. 31, 2003    5.96%    10.48%    10.24%    10.61%     6.83%    34.39%     0.05%    10.30%     3.20%     3.11%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    1.50%       --      1.60%       --      1.70%       --      1.80%       --      1.00%     1.10%
For the year ended Dec. 31, 2003    1.50%     1.55%     1.60%     1.65%     1.70%     1.75%     1.80%     1.85%     1.00%     1.10%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    4.00%       --      4.00%       --      4.00%       --      4.00%       --      0.00%     0.00%
For the year ended Dec. 31, 2003    1.92%     2.00%     1.92%     2.00%     1.92%     1.00%     0.96%     2.00%    14.00%    14.00%
----------------------------------------------------------------------------------------------------------------------------------

                                 WEFF7(6) UEFF3(11)  UEFF5(7) UEFF4(11) WEFF5(11)  WEFF4(6) WEFF3(11)  UEFF6(7) WEFF8(11) UEFF7(7)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --   $  1.00        --   $  1.00   $  1.00        --        --        --        --        --
At Dec. 31, 2003                 $  1.03   $  1.14   $  1.16   $  1.14   $  1.14   $  1.03   $  1.14   $  1.15   $  1.13   $  1.15
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --         8        --        26        --        --        --        --        --        --
At Dec. 31, 2003                       8        90        63       126        76        21        48        77         7       233
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --   $     8        --   $    26        --        --        --        --        --        --
At Dec. 31, 2003                 $     9   $   103   $    73   $   143   $    86   $    21   $    54   $    88   $     8   $   269
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --     10.58%       --     15.62%     0.15%       --      0.08%       --      5.87%       --
For the year ended Dec. 31, 2003   22.91%     4.06%     4.87%     4.01%    10.68%    18.32%     4.12%    10.09%     4.38%    11.70%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --      1.25%       --      1.35%     1.40%       --      1.50%       --      1.60%       --
For the year ended Dec. 31, 2003    1.20%     1.25%     1.30%     1.35%     1.40%     1.45%     1.50%     1.55%     1.60%     1.65%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --      0.00%       --      0.00%     0.00%       --        --        --        --        --
For the year ended Dec. 31, 2003    3.00%    14.00%    16.00%    14.00%    14.00%     3.00%    14.00%    15.00%    13.00%    15.00%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                WEFF1(11)  UEFF9(6) WEFF9(11)  UEFF8(7) UEVF1(12) UEVF2(12) UEVF3(12) UEVF4(12)  UEFD1(9)  UEFD2(9)
                                --------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                 $  1.00        --        --        --        --        --        --        --        --        --
At Dec. 31, 2003                 $  1.13   $  1.03   $  1.13   $  1.15   $  1.04   $  1.04   $  1.04   $  1.04   $  1.20   $  1.20
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                       6        --        --        --        --        --        --        --        --        --
At Dec. 31, 2003                      23         7        --        20        39       427       201       343       125     1,279
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                 $     6        --        --        --        --        --        --        --        --        --
At Dec. 31, 2003                 $    26   $     7        --   $    24   $    41   $   445   $   210   $   358   $   150   $ 1,531
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002   14.90%       --      5.85%       --        --        --        --        --        --        --
For the year ended Dec. 31, 2003    2.86%    18.28%     4.82%     4.88%       --        --        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    1.70%       --      1.80%       --        --        --        --        --      1.00%     1.10%
For the year ended Dec. 31, 2003    1.70%     1.75%     1.80%     1.85%     1.00%     1.10%     1.25%     1.35%     1.00%     1.10%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    0.00%       --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2003   13.00%     3.00%    13.00%    15.00%     4.00%     4.00%     4.00%     4.00%    20.00%    20.00%
----------------------------------------------------------------------------------------------------------------------------------

                                 WEFD7(6)  UEFD3(9)  UEFD5(7)  UEFD4(9)  WEFD5(9)  WEFD4(6)  WEFD3(9)  UEFD6(7)  WEFD8(9)  UEFD7(7)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2003                 $  1.05   $  1.19   $  1.28   $  1.19   $  1.19   $  1.05   $  1.19   $  1.28   $  1.19   $  1.27
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2003                      86       187       166       958       372       107        73       214        69       185
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2003                 $    90   $   223   $   212   $ 1,142   $   444   $   112   $    87   $   274   $    82   $   236
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2003      --        --        --        --        --        --        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --      1.25%       --      1.35%     1.40%       --      1.50%       --      1.60%       --
For the year ended Dec. 31, 2003    1.20%     1.25%     1.30%     1.35%     1.40%     1.45%     1.50%     1.55%     1.60%     1.65%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2003    5.00%    19.00%    28.00%    19.00%    19.00%     5.00%    19.00%    28.00%    19.00%    27.00%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                 WEFD1(9)  UEFD9(6)  WEFD9(9)  UEFD8(7)   UEGI1     UEGI2     UEGI3     UEGI4    UEGW1(9)  UEGW2(9)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --   $  1.04   $  1.04   $  1.04   $  1.04        --        --
At Dec. 31, 2001                      --        --        --        --   $  0.91   $  0.91   $  0.90   $  0.90        --        --
At Dec. 31, 2002                      --        --        --        --   $  0.76   $  0.76   $  0.76   $  0.75   $  0.96   $  0.96
At Dec. 31, 2003                 $  1.19   $  1.05   $  1.19   $  1.28   $  0.98   $  0.98   $  0.97   $  0.97   $  1.23   $  1.23
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        --        --        83       153       120       178        --        --
At Dec. 31, 2002                      --        --        --        --        92       297       169       395         3        35
At Dec. 31, 2003                     181         9        --        25        78       271       215       321       152     1,600
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --        --        --   $    75   $   139   $   108   $   161        --        --
At Dec. 31, 2002                      --        --        --        --   $    70   $   225   $   128   $   297   $     3   $    34
At Dec. 31, 2003                 $   215   $    10        --   $    32   $    76   $   265   $   209   $   310   $   188   $ 1,972
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --      0.75%     0.70%     0.64%     1.06%       --        --
For the year ended Dec. 31, 2002      --        --        --        --      1.17%     1.50%     1.29%     1.39%     5.00%     7.13%
For the year ended Dec. 31, 2003      --        --      0.01%     0.03%     0.64%     0.75%     0.68%     0.62%     4.55%     4.22%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --      1.00%     1.10%     1.25%     1.35%       --        --
For the year ended Dec. 31, 2002    1.70%       --      1.80%       --      1.00%     1.10%     1.25%     1.35%     1.00%     1.10%
For the year ended Dec. 31, 2003    1.70%     1.75%     1.80%     1.85%     1.00%     1.10%     1.25%     1.35%     1.00%     1.10%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --    (12.50%)  (12.50%)  (13.46%)  (13.46%)      --        --
For the year ended Dec. 31, 2002      --        --        --        --    (16.48%)  (16.48%)  (15.56%)  (16.67%)   (4.00%)   (4.00%)
For the year ended Dec. 31, 2003   19.00%     5.00%    19.00%    28.00%    28.95%    28.95%    27.63%    29.33%    28.13%    28.13%
----------------------------------------------------------------------------------------------------------------------------------

                                 WEGW7(6)  UEGW3(9)  UEGW5(7)  UEGW4(9)  WEGW5(9)  WEGW4(6)  WEGW3(9)  UEGW6(7)  WEGW8(9)  UEGW7(7)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --   $  0.96        --   $  0.96        --        --        --        --   $  0.96        --
At Dec. 31, 2003                 $  1.06   $  1.23   $  1.32   $  1.23   $  1.23   $  1.06   $  1.22   $  1.31   $  1.22   $  1.31
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --         1        --         2        --        --        --        --        21        --
At Dec. 31, 2003                      64       192       214     1,035       458       148        98       264        90       293
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --        --        --   $     2        --        --        --        --   $    20        --
At Dec. 31, 2003                 $    68   $   237   $   281   $ 1,271   $   562   $   157   $   120   $   346   $   111   $   384
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --      6.10%       --      5.74%     3.49%       --      3.49%       --      8.87%       --
For the year ended Dec. 31, 2003    6.96%     5.63%     5.62%     5.57%     4.21%     4.71%     3.97%     5.14%     2.03%     3.99%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --      1.25%       --      1.35%     1.40%       --      1.50%       --      1.60%       --
For the year ended Dec. 31, 2003    1.20%     1.25%     1.30%     1.35%     1.40%     1.45%     1.50%     1.55%     1.60%     1.65%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --     (4.00%)      --     (4.00%)      --        --        --        --     (4.00%)      --
For the year ended Dec. 31, 2003    6.00%    28.13%    32.00%    28.13%    23.00%     6.00%    22.00%    31.00%    27.08%    31.00%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                 WEGW1(9)  UEGW9(6)  WEGW9(9)  UEGW8(7) UEGR1(11) UEGR2(11)  WEGR7(6) UEGR3(11)  UEGR5(7) UEGR4(11)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                 $  0.96        --        --        --   $  0.99   $  0.99        --   $  0.99        --   $  0.99
At Dec. 31, 2003                 $  1.22   $  1.06   $  1.22   $  1.31   $  1.35   $  1.35   $  1.01   $  1.35   $  1.40   $  1.35
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                       6        --        --        --         8       173        --        26        --        47
At Dec. 31, 2003                     203         6        --        35        36       723        51        84        90       360
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                 $     6        --        --        --   $     8   $   171        --   $    25        --   $    46
At Dec. 31, 2003                 $   248   $     6        --   $    46   $    49   $   978   $    52   $   114   $   126   $   486
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    7.11%       --      3.49%       --        --        --        --        --        --        --
For the year ended Dec. 31, 2003    3.26%     7.05%     4.83%     4.36%       --        --        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    1.70%       --      1.80%       --      1.00%     1.10%       --      1.25%       --      1.35%
For the year ended Dec. 31, 2003    1.70%     1.75%     1.80%     1.85%     1.00%     1.10%     1.20%     1.25%     1.30%     1.35%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002   (4.00%)      --        --        --     (1.00%)   (1.00%)      --     (1.00%)      --     (1.00%)
For the year ended Dec. 31, 2003   27.08%     6.00%    22.00%    31.00%    36.36%    36.36%     1.00%    36.36%    40.00%    36.36%
----------------------------------------------------------------------------------------------------------------------------------

                                WEGR5(11)  WEGR4(6) WEGR3(11)  UEGR6(7) WEGR8(11)  UEGR7(7) WEGR1(11)  UEGR9(6) WEGR9(11)  UEGR8(7)
                                --------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                 $  0.99        --   $  0.98        --   $  0.98        --   $  0.98        --   $  0.98        --
At Dec. 31, 2003                 $  1.35   $  1.01   $  1.35   $  1.40   $  1.34   $  1.39   $  1.34   $  1.01   $  1.34   $  1.39
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                       4        --         6        --        --        --        21        --        --        --
At Dec. 31, 2003                     138        78        16       155        14       101        59         2        --        18
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                 $     4        --   $     5        --        --        --   $    20        --        --        --
At Dec. 31, 2003                 $   186   $    79   $    21   $   216   $    19   $   141   $    80   $     2        --   $    25
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2003      --        --        --        --        --        --        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    1.40%       --      1.50%       --      1.60%       --      1.70%       --      1.80%       --
For the year ended Dec. 31, 2003    1.40%     1.45%     1.50%     1.55%     1.60%     1.65%     1.70%     1.75%     1.80%     1.85%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002   (1.00%)      --     (2.00%)      --     (2.00%)      --     (2.00%)      --     (2.00%)      --
For the year ended Dec. 31, 2003   36.36%     1.00%    37.76%    40.00%    36.73%    39.00%    36.73%     1.00%    36.73%    39.00%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                UEHI1(11) UEHI2(11)  WEHI7(6) UEHI3(11)  UEHI5(7) UEHI4(11) WEHI5(11)  WEHI4(6) WEHI3(11)  UEHI6(7)
                                --------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                 $  1.04   $  1.04        --   $  1.04        --   $  1.04   $  1.04        --   $  1.04        --
At Dec. 31, 2003                 $  1.21   $  1.21   $  1.03   $  1.21   $  1.15   $  1.21   $  1.21   $  1.03   $  1.20   $  1.15
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      95       202        --       133        --       336       103        --        19        --
At Dec. 31, 2003                     252     1,612        54       279       254     1,259       751       253        85       833
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                 $    98   $   209        --   $   138        --   $   347   $   107        --   $    20        --
At Dec. 31, 2003                 $   306   $ 1,952   $    55   $   337   $   292   $ 1,519   $   906   $   260   $   103   $   958
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002   10.49%    16.72%       --     15.83%       --     14.80%    14.68%       --     15.74%       --
For the year ended Dec. 31, 2003   16.32%    22.36%    60.38%    15.09%    22.76%    18.36%    21.23%   112.05%    18.64%    22.92%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    1.00%     1.10%       --      1.25%       --      1.35%     1.40%       --      1.50%       --
For the year ended Dec. 31, 2003    1.00%     1.10%     1.20%     1.25%     1.30%     1.35%     1.40%     1.45%     1.50%     1.55%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    4.00%     4.00%       --      4.00%       --      4.00%     4.00%       --      4.00%       --
For the year ended Dec. 31, 2003   16.35%    16.35%     3.00%    16.35%    15.00%    16.35%    16.35%     3.00%    15.38%    15.00%
----------------------------------------------------------------------------------------------------------------------------------

                                WEHI8(11)  UEHI7(7) WEHI1(11)  UEHI9(6) WEHI9(11)  UEHI8(7) UEIN1(12) UEIN2(12) UEIN3(12) UEIN4(12)
                                --------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --        --   $  1.03        --   $  1.03        --        --        --        --        --
At Dec. 31, 2003                 $  1.20   $  1.15   $  1.20   $  1.03   $  1.20   $  1.15   $  1.05   $  1.05   $  1.05   $  1.05
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --        --        19        --        32        --        --        --        --        --
At Dec. 31, 2003                     123       362       172        12        32        95        57       478       286       542
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --        --   $    19        --   $    33        --        --        --        --        --
At Dec. 31, 2003                 $   147   $   416   $   206   $    12   $    38   $   109   $    60   $   500   $   299   $   567
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    6.60%       --     19.18%       --     34.82%       --        --        --        --        --
For the year ended Dec. 31, 2003   26.36%    30.36%    20.87%    44.92%     7.46%    29.03%    14.43%    14.30%    14.43%    14.45%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    1.60%       --      1.70%       --      1.80%       --        --        --        --        --
For the year ended Dec. 31, 2003    1.60%     1.65%     1.70%     1.75%     1.80%     1.85%     1.00%     1.10%     1.25%     1.35%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --      3.00%       --      3.00%       --        --        --        --        --
For the year ended Dec. 31, 2003   20.00%    15.00%    16.50%     3.00%    16.50%    15.00%     5.00%     5.00%     5.00%     5.00%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                UEIG1(11) UEIG2(11)  WEIG7(6) UEIG3(11)  UEIG5(7) UEIG4(11) WEIG5(11)  WEIG4(6) WEIG3(11)  UEIG6(7)
                                --------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                 $  0.93   $  0.93        --   $  0.93        --   $  0.93   $  0.93        --   $  0.93        --
At Dec. 31, 2003                 $  1.21   $  1.21   $  1.08   $  1.20   $  1.35   $  1.20   $  1.20   $  1.08   $  1.20   $  1.35
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      31       213        --        40        --       145        12        --        14        --
At Dec. 31, 2003                     225     2,026       139       253       279     1,662       493       260       115       247
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                 $    28   $   198        --   $    37        --   $   135   $    11        --   $    13        --
At Dec. 31, 2003                 $   271   $ 2,446   $   149   $   305   $   376   $ 1,999   $   592   $   280   $   138   $   332
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    7.67%    10.28%       --      7.70%       --      9.60%     9.26%       --      1.12%       --
For the year ended Dec. 31, 2003    2.62%     2.86%     8.78%     2.73%     2.97%     2.92%     3.24%     8.39%     1.52%     3.93%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    1.00%     1.10%       --      1.25%       --      1.35%     1.40%       --      1.50%       --
For the year ended Dec. 31, 2003    1.00%     1.10%     1.20%     1.25%     1.30%     1.35%     1.40%     1.45%     1.50%     1.55%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002   (7.00%)   (7.00%)      --     (7.00%)      --     (7.00%)   (7.00%)      --     (7.00%)      --
For the year ended Dec. 31, 2003   30.11%    30.11%     8.00%    29.03%    35.00%    29.03%    29.03%     8.00%    29.03%    35.00%
----------------------------------------------------------------------------------------------------------------------------------

                                WEIG8(11)  UEIG7(7) WEIG1(11)  UEIG9(6) WEIG9(11)  UEIG8(7)   UEOM1     UEOM2     UEOM3     UEOM4
                                --------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --   $  0.82   $  0.82   $  0.82   $  0.82
At Dec. 31, 2001                      --        --        --        --        --        --   $  0.69   $  0.69   $  0.69   $  0.69
At Dec. 31, 2002                 $  0.93        --   $  0.93        --   $  0.93        --   $  0.51   $  0.51   $  0.51   $  0.51
At Dec. 31, 2003                 $  1.20   $  1.34   $  1.20   $  1.08   $  1.19   $  1.34   $  0.71   $  0.70   $  0.70   $  0.70
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --       422     1,855     1,030     3,028
At Dec. 31, 2002                      --        --        53        --        --        --       338     2,140     1,072     3,609
At Dec. 31, 2003                     123       216       326         7        --        28       414     2,326     1,050     3,258
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --   $   291   $ 1,278   $   712   $ 2,077
At Dec. 31, 2002                      --        --   $    50        --        --        --   $   172   $ 1,088   $   545   $ 1,823
At Dec. 31, 2003                 $   147   $   291   $   390   $     8        --   $    38   $   292   $ 1,637   $   739   $ 2,273
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    4.13%       --     10.38%       --      3.83%       --        --        --        --        --
For the year ended Dec. 31, 2003    6.64%     3.91%     2.23%     9.19%     1.99%     3.05%       --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --      1.00%     1.10%     1.25%     1.35%
For the year ended Dec. 31, 2002    1.60%       --      1.70%       --      1.80%       --      1.00%     1.10%     1.25%     1.35%
For the year ended Dec. 31, 2003    1.60%     1.65%     1.70%     1.75%     1.80%     1.85%     1.00%     1.10%     1.25%     1.35%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --    (15.85%)  (15.85%)  (15.85%)  (15.85%)
For the year ended Dec. 31, 2002   (7.00%)      --     (7.00%)      --     (7.00%)      --    (26.09%)  (26.09%)  (26.09%)  (26.09%)
For the year ended Dec. 31, 2003   29.03%    34.00%    29.03%     8.00%    27.96%    34.00%    39.22%    37.25%    37.25%    37.25%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                UEOE1(11) UEOE2(11)  WEOE7(6) UEOE3(11)  UEOE5(7) UEOE4(11) WEOE5(11)  WEOE4(6) WEOE3(11)  UEOE6(7)
                                --------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                 $  0.96   $  0.96        --   $  0.96        --   $  0.96   $  0.96        --   $  0.96        --
At Dec. 31, 2003                 $  1.33   $  1.33   $  1.02   $  1.33   $  1.41   $  1.33   $  1.33   $  1.02   $  1.32   $  1.40
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      86       351        --        42        --       276        13        --        44        --
At Dec. 31, 2003                     237     1,894        55       323       253     1,218       441       162        91       482
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                 $    83   $   338        --   $    41        --   $   266   $    13        --   $    42        --
At Dec. 31, 2003                 $   316   $ 2,522   $    56   $   429   $   356   $ 1,616   $   585   $   165   $   120   $   676
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2003      --        --        --        --        --        --        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    1.00%     1.10%       --      1.25%       --      1.35%     1.40%       --      1.50%       --
For the year ended Dec. 31, 2003    1.00%     1.10%     1.20%     1.25%     1.30%     1.35%     1.40%     1.45%     1.50%     1.55%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002   (4.00%)   (4.00%)      --     (4.00%)      --     (4.00%)   (4.00%)      --     (4.00%)      --
For the year ended Dec. 31, 2003   38.54%    38.54%     2.00%    38.54%    41.00%    38.54%    38.54%     2.00%    37.50%    40.00%
----------------------------------------------------------------------------------------------------------------------------------

                                WEOE8(11)  UEOE7(7) WEOE1(11)  UEOE9(6) WEOE9(11)  UEOE8(7)  UESE1(9)  UESE2(9)  WESE7(6)  UESE3(9)
                                --------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                 $  0.96        --   $  0.96        --   $  0.96        --        --   $  0.96        --        --
At Dec. 31, 2003                 $  1.32   $  1.40   $  1.32   $  1.02   $  1.32   $  1.40   $  1.44   $  1.44   $  1.00   $  1.44
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                       3        --        45        --        --        --        --         3        --        --
At Dec. 31, 2003                      65       232       169        26        --        29        --       408        22        21
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                 $     3        --   $    44        --        --        --        --   $     3        --        --
At Dec. 31, 2003                 $    87   $   325   $   223   $    26        --   $    40        --   $   589   $    22   $    30
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2003      --        --        --        --        --        --        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    1.60%       --      1.70%       --      1.80%       --      1.00%     1.10%       --      1.25%
For the year ended Dec. 31, 2003    1.60%     1.65%     1.70%     1.75%     1.80%     1.85%     1.00%     1.10%     1.20%     1.25%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002   (4.00%)      --     (4.00%)      --     (4.00%)      --        --     (4.00%)      --        --
For the year ended Dec. 31, 2003   37.50%    40.00%    37.50%     2.00%    37.50%    40.00%    44.00%    50.00%     0.00%    44.00%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                 UESE5(7)  UESE4(9)  WESE5(9)  WESE4(6)  WESE3(9)  UESE6(7)  WESE8(9)  UESE7(7)  WESE1(9)  UESE9(6)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --   $  0.96        --        --   $  0.96        --        --        --        --        --
At Dec. 31, 2003                 $  1.53   $  1.44   $  1.44   $  1.00   $  1.43   $  1.53   $  1.43   $  1.53   $  1.43   $  1.00
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --        13        --        --        10        --        --        --        --        --
At Dec. 31, 2003                       5       136        55        30        66        21         4         9        73        11
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --   $    12        --        --   $    10        --        --        --        --        --
At Dec. 31, 2003                 $     8   $   195   $    79   $    30   $    94   $    32   $     6   $    14   $   104   $    11
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2003      --        --        --        --        --        --        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --      1.35%     1.40%       --      1.50%       --      1.60%       --      1.70%       --
For the year ended Dec. 31, 2003    1.30%     1.35%     1.40%     1.45%     1.50%     1.55%     1.60%     1.65%     1.70%     1.75%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --     (4.00%)      --        --     (4.00%)      --        --        --        --        --
For the year ended Dec. 31, 2003   53.00%    50.00%    44.00%     0.00%    48.96%    53.00%    43.00%    53.00%    43.00%     0.00%
----------------------------------------------------------------------------------------------------------------------------------

                                 WESE9(9)  UESE8(7)   UESC1     UESC2     UESC3     UESC4   UESM1(11) UESM2(11)  WESM7(6) UESM3(11)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --   $  1.17   $  1.17   $  1.17   $  1.17        --        --        --        --
At Dec. 31, 2001                      --        --   $  1.37   $  1.37   $  1.37   $  1.36        --        --        --        --
At Dec. 31, 2002                      --        --   $  1.19   $  1.18   $  1.18   $  1.18   $  0.95   $  0.95        --   $  0.95
At Dec. 31, 2003                 $  1.43   $  1.53   $  1.52   $  1.52   $  1.51   $  1.50   $  1.22   $  1.22   $  1.06   $  1.22
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        69       481       120     1,562        --        --        --        --
At Dec. 31, 2002                      --        --       346     1,930       702     2,265        75       482        --       157
At Dec. 31, 2003                      --        10       371     2,071       855     2,255       380     1,817        25       385
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --   $    94   $   658   $   164   $ 2,128        --        --        --        --
At Dec. 31, 2002                      --        --   $   410   $ 2,284   $   827   $ 2,663   $    71   $   460        --   $   150
At Dec. 31, 2003                      --   $    16   $   564   $ 3,139   $ 1,288   $ 3,388   $   464   $ 2,217   $    27   $   468
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --      0.59%     0.60%     0.50%     0.44%       --        --        --        --
For the year ended Dec. 31, 2002      --        --      0.23%     0.20%     0.23%     0.13%     0.44%     0.60%       --      0.81%
For the year ended Dec. 31, 2003      --        --      0.13%     0.12%     0.13%     0.11%       --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --      1.00%     1.10%     1.25%     1.35%       --        --        --        --
For the year ended Dec. 31, 2002    1.80%       --      1.00%     1.10%     1.25%     1.35%     1.00%     1.10%       --      1.25%
For the year ended Dec. 31, 2003    1.80%     1.85%     1.00%     1.10%     1.25%     1.35%     1.00%     1.10%     1.20%     1.25%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --     17.09%    17.09%    17.09%    16.24%       --        --        --        --
For the year ended Dec. 31, 2002      --        --    (13.14%)  (13.87%)  (13.87%)  (13.24%)   (5.00%)   (5.00%)      --     (5.00%)
For the year ended Dec. 31, 2003   43.00%    53.00%    27.73%    28.81%    27.97%    27.12%    28.42%    28.42%     6.00%    28.42%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                 UESM5(7) UESM4(11) WESM5(11)  WESM4(6) WESM3(11)  UESM6(7) WESM8(11)  UESM7(7) WESM1(11)  UESM9(6)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --   $  0.95   $  0.95        --   $  0.95        --   $  0.95        --   $  0.95        --
At Dec. 31, 2003                 $  1.31   $  1.22   $  1.21   $  1.06   $  1.21   $  1.31   $  1.21   $  1.31   $  1.21   $  1.06
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --       396         7        --        22        --         2        --        24        --
At Dec. 31, 2003                     314     1,491       460       144        68       292        55       390       149        46
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --   $   378   $     6        --   $    21        --   $     2        --   $    23        --
At Dec. 31, 2003                 $   412   $ 1,812   $   559   $   152   $    83   $   382   $    67   $   512   $   181   $    49
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --      0.70%     0.68%       --      0.62%       --      0.79%       --      0.76%       --
For the year ended Dec. 31, 2003      --        --        --        --        --        --        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --      1.35%     1.40%       --      1.50%       --      1.60%       --      1.70%       --
For the year ended Dec. 31, 2003    1.30%     1.35%     1.40%     1.45%     1.50%     1.55%     1.60%     1.65%     1.70%     1.75%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --     (5.00%)   (5.00%)      --     (5.00%)      --     (5.00%)      --     (5.00%)      --
For the year ended Dec. 31, 2003   31.00%    28.42%    27.37%     6.00%    27.37%    31.00%    27.37%    31.00%    27.37%     6.00%
----------------------------------------------------------------------------------------------------------------------------------

                                WESM9(11)  UESM8(7)   UESI1     UESI2     UESI3     UESI4   UEST1(11) UEST2(11)  WEST7(6) UEST3(11)
                                --------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --   $  1.04   $  1.04   $  1.04   $  1.04        --        --        --        --
At Dec. 31, 2001                      --        --   $  1.09   $  1.09   $  1.09   $  1.09        --        --        --        --
At Dec. 31, 2002                 $  0.95        --   $  1.25   $  1.25   $  1.24   $  1.24        --   $  1.08        --   $  1.08
At Dec. 31, 2003                 $  1.21   $  1.31   $  1.45   $  1.44   $  1.43   $  1.43   $  1.25   $  1.25   $  1.03   $  1.25
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        79     1,187       258       732        --        --        --        --
At Dec. 31, 2002                      --        --       103     1,118       311     1,607        --       137        --        74
At Dec. 31, 2003                      --        54       274     1,496       402     1,799       285     1,184        49       206
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --   $    86   $ 1,296   $   282   $   796        --        --        --        --
At Dec. 31, 2002                      --        --   $   129   $ 1,395   $   387   $ 1,993        --   $   149        --   $    80
At Dec. 31, 2003                      --   $    70   $   396   $ 2,200   $   576   $ 2,570   $   357   $ 1,478   $    50   $   256
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --     10.05%    15.27%     9.67%    18.86%       --        --        --        --
For the year ended Dec. 31, 2002    0.31%       --      6.46%     5.66%     5.60%     6.92%       --     38.38%       --     24.56%
For the year ended Dec. 31, 2003      --        --     14.48%    10.96%     9.86%     9.93%    14.00%    19.80%    56.26%    16.64%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --      1.00%     1.10%     1.25%     1.35%       --        --        --        --
For the year ended Dec. 31, 2002    1.80%       --      1.00%     1.10%     1.25%     1.35%     1.00%     1.10%       --      1.25%
For the year ended Dec. 31, 2003    1.80%     1.85%     1.00%     1.10%     1.25%     1.35%     1.00%     1.10%     1.20%     1.25%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --      4.81%     4.81%     4.81%     4.81%       --        --        --        --
For the year ended Dec. 31, 2002   (5.00%)      --     14.68%    14.68%    13.76%    13.76%       --      8.00%       --      8.00%
For the year ended Dec. 31, 2003   27.37%    31.00%    16.00%    15.20%    15.32%    15.32%    25.00%    15.74%     3.00%    15.74%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                UEST5(7)  UEST4(11) WEST5(11)  WEST4(6) WEST3(11)  UEST6(7) WEST8(11)  UEST7(7) WEST1(11)  UEST9(6)
                                -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --   $  1.08   $  1.08        --   $  1.08        --        --        --   $  1.08        --
At Dec. 31, 2003                 $  1.14   $  1.24   $  1.24   $  1.03   $  1.24   $  1.13   $  1.24   $  1.13   $  1.24   $  1.03
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --       325         4        --         6        --        --        --         1        --
At Dec. 31, 2003                     485     1,435       927       246        56       530        76       654        16        52
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --   $   352   $     4        --   $     7        --        --        --   $     1        --
At Dec. 31, 2003                 $   551   $ 1,785   $ 1,152   $   254   $    70   $   601   $    94   $   740   $    20   $    53
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --     19.27%    29.59%       --     23.05%       --        --        --     29.26%       --
For the year ended Dec. 31, 2003   26.16%    15.40%    31.68%    57.54%    17.84%    35.01%    17.78%    26.63%    36.26%    77.64%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --      1.35%     1.40%       --      1.50%       --      1.60%       --      1.70%       --
For the year ended Dec. 31, 2003    1.30%     1.35%     1.40%     1.45%     1.50%     1.55%     1.60%     1.65%     1.70%     1.75%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --      8.00%     8.00%       --      8.00%       --        --        --      8.00%       --
For the year ended Dec. 31, 2003   14.00%    14.81%    14.81%     3.00%    14.81%    13.00%    24.00%    13.00%    14.81%     3.00%
----------------------------------------------------------------------------------------------------------------------------------

                                WEST9(11)  UEST8(7)   PBAL2     PBAL1    WFBA5(4)  WFBA3(4)  WFBA8(4)  WFBA1(4)  WFBA9(4)   UCOF1
                                --------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --   $  0.96   $  0.96        --        --        --        --        --   $  0.97
At Dec. 31, 2001                      --        --   $  0.93   $  0.93        --        --        --        --        --   $  0.85
At Dec. 31, 2002                      --        --   $  0.84   $  0.84        --        --   $  0.91        --        --   $  0.76
At Dec. 31, 2003                 $  1.23   $  1.13   $  0.98   $  0.97   $  1.06   $  1.02   $  1.05   $  1.02   $  1.02   $  0.96
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        59       350        --        --        --        --        --       232
At Dec. 31, 2002                      --        --        68       511        --        --         3        --        --       633
At Dec. 31, 2003                      --        60        65       526        13        64        15        53        --       957
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --   $    55   $   326        --        --        --        --        --   $   196
At Dec. 31, 2002                      --        --   $    58   $   429        --        --   $     2        --        --   $   480
At Dec. 31, 2003                      --   $    68   $    64   $   512   $    13   $    66   $    15   $    54        --   $   922
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --      0.02%     1.36%       --        --        --        --        --      0.03%
For the year ended Dec. 31, 2002   13.27%       --      2.73%     2.46%       --        --        --        --        --      0.36%
For the year ended Dec. 31, 2003   20.36%    21.93%     2.72%     2.65%     2.02%       --      0.71%       --        --      0.29%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --      1.15%     1.25%       --        --        --        --        --      1.00%
For the year ended Dec. 31, 2002    1.80%       --      1.15%     1.25%     1.40%     1.50%     1.60%     1.70%     1.80%     1.00%
For the year ended Dec. 31, 2003    1.80%     1.85%     1.15%     1.25%     1.40%     1.50%     1.60%     1.70%     1.80%     1.00%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --     (3.12%)   (3.12%)      --        --        --        --        --    (12.37%)
For the year ended Dec. 31, 2002      --        --     (9.68%)   (9.68%)      --        --     (9.00%)      --        --    (10.59%)
For the year ended Dec. 31, 2003   23.00%    13.00%    16.67%    15.48%     6.00%     2.00%    15.38%     2.00%     2.00%    26.32%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                  UCOF2     UCOF3     UCOF4    UFCO1(8)  UFCO2(8)  WFCO7(6)  UFCO3(8)  UFCO5(7)  UFCO4(8)  WFCO5(9)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  0.97   $  0.97   $  0.97        --        --        --        --        --        --        --
At Dec. 31, 2001                 $  0.84   $  0.84   $  0.84        --        --        --        --        --        --        --
At Dec. 31, 2002                 $  0.76   $  0.75   $  0.75   $  0.86   $  0.86        --   $  0.86        --   $  0.86   $  0.97
At Dec. 31, 2003                 $  0.96   $  0.95   $  0.95   $  1.10   $  1.09   $  1.04   $  1.09   $  1.30   $  1.09   $  1.23
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                   2,028       457     1,866        --        --        --        --        --        --        --
At Dec. 31, 2002                   4,717     1,431     5,134       209       740        --       115        --       395         8
At Dec. 31, 2003                   5,522     1,713     6,068     1,212     6,450       221       935     1,254     4,477     1,289
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $ 1,712   $   389   $ 1,569        --        --        --        --        --        --        --
At Dec. 31, 2002                 $ 3,567   $ 1,081   $ 3,857   $   181   $   639        --   $    99        --   $   341   $     8
At Dec. 31, 2003                 $ 5,301   $ 1,639   $ 5,773   $ 1,329   $ 7,061   $   230   $ 1,021   $ 1,633   $ 4,881   $ 1,579
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001    0.17%     0.07%     0.22%       --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    0.44%     0.36%     0.41%       --        --        --        --        --        --        --
For the year ended Dec. 31, 2003    0.33%     0.34%     0.35%     0.11%     0.09%       --      0.13%       --      0.08%     0.01%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    1.10%     1.25%     1.35%       --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    1.10%     1.25%     1.35%     1.00%     1.10%       --      1.25%       --      1.35%     1.40%
For the year ended Dec. 31, 2003    1.10%     1.25%     1.35%     1.00%     1.10%     1.20%     1.25%     1.30%     1.35%     1.40%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001  (13.40%)  (13.40%)  (13.40%)      --        --        --        --        --        --        --
For the year ended Dec. 31, 2002   (9.52%)  (10.71%)  (10.71%)  (14.00%)  (14.00%)      --    (14.00%)      --    (14.00%)   (3.00%)
For the year ended Dec. 31, 2003   26.32%    26.67%    26.67%    27.91%    26.74%     4.00%    26.74%    30.00%    26.74%    26.80%
----------------------------------------------------------------------------------------------------------------------------------

                                 WFCO4(6)  WFCO3(9)  UFCO6(7)  WFCO8(9)  UFCO7(7)  WFCO1(9)  UFCO9(6)  WFCO9(9)  UFCO8(7) WDYC7(13)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --   $  0.95
At Dec. 31, 2002                      --   $  0.97        --        --        --        --        --        --        --   $  0.87
At Dec. 31, 2003                 $  1.04   $  1.22   $  1.30   $  1.22   $  1.30   $  1.22   $  1.04   $  1.21   $  1.30   $  1.08
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        60
At Dec. 31, 2002                      --         1        --        --        --        --        --        --        --        92
At Dec. 31, 2003                     211        54       949       275     1,989       152        52        --       205        99
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --   $    57
At Dec. 31, 2002                      --   $     1        --        --        --        --        --        --        --   $    80
At Dec. 31, 2003                 $   220   $    66   $ 1,234   $   335   $ 2,583   $   186   $    54        --   $   265   $   106
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --        --        --      0.17%
For the year ended Dec. 31, 2003      --      0.05%       --        --        --      0.03%       --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --      1.20%
For the year ended Dec. 31, 2002      --      1.50%       --      1.60%       --      1.70%       --      1.80%       --      1.20%
For the year ended Dec. 31, 2003    1.45%     1.50%     1.55%     1.60%     1.65%     1.70%     1.75%     1.80%     1.85%     1.20%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --     (5.00%)
For the year ended Dec. 31, 2002      --     (3.00%)      --        --        --        --        --        --        --     (8.42%)
For the year ended Dec. 31, 2003    4.00%    25.77%    30.00%    22.00%    30.00%    22.00%     4.00%    21.00%    30.00%    24.14%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                WDYC6(13) WDYC5(13) WDYC4(13) WDYC3(13)  WDYC8(5) WDYC2(13) WDYC1(13)  WDYC9(5)   PGRI2     PGRI1
                                --------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --        --        --   $  0.98   $  0.98
At Dec. 31, 2001                 $  0.95   $  0.95   $  0.95   $  0.95        --   $  0.95   $  0.95        --   $  0.88   $  0.88
At Dec. 31, 2002                 $  0.87   $  0.87   $  0.87   $  0.87        --   $  0.86        --        --   $  0.72   $  0.72
At Dec. 31, 2003                 $  1.07   $  1.07   $  1.07   $  1.07   $  1.27   $  1.06   $  1.06   $  1.27   $  0.89   $  0.88
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                     207         1        66        61        --         3        --        --        90       425
At Dec. 31, 2002                     305         7       240        85        --        10        --        --       145       435
At Dec. 31, 2003                     535        59       355       196        --         1        19        --       157       436
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $   197   $     1   $    63   $    58        --   $     3        --        --   $    79   $   374
At Dec. 31, 2002                 $   266   $     6   $   209   $    74        --   $     9        --        --   $   105   $   314
At Dec. 31, 2003                 $   574   $    63   $   379   $   209        --   $     1   $    20        --   $   139   $   384
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --      0.17%     0.57%
For the year ended Dec. 31, 2002    0.20%     0.23%     0.23%     0.19%       --      0.19%       --        --      1.03%     1.23%
For the year ended Dec. 31, 2003      --        --        --        --        --        --        --        --      1.08%     1.09%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    1.25%     1.40%     1.45%     1.50%       --      1.65%     1.70%       --      1.15%     1.25%
For the year ended Dec. 31, 2002    1.25%     1.40%     1.45%     1.50%       --      1.65%     1.70%       --      1.15%     1.25%
For the year ended Dec. 31, 2003    1.25%     1.40%     1.45%     1.50%     1.60%     1.65%     1.70%     1.80%     1.15%     1.25%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001   (5.00%)   (5.00%)   (5.00%)   (5.00%)      --     (5.00%)   (5.00%)      --    (10.20%)  (10.20%)
For the year ended Dec. 31, 2002   (8.42%)   (8.42%)   (8.42%)   (8.42%)      --     (9.47%)      --        --    (18.18%)  (18.18%)
For the year ended Dec. 31, 2003   22.99%    22.99%    22.99%    22.99%    27.00%    23.26%     6.00%    27.00%    23.61%    22.22%
----------------------------------------------------------------------------------------------------------------------------------

                                   EFG      SGRI2     SGRI1    WFFG5(4)  WFFG3(4)  WFFG8(4)  WFFG1(4)  WFFG9(4)   PGRO2     PGRO1
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  1.00   $  0.99   $  1.01        --        --        --        --        --   $  1.02   $  1.02
At Dec. 31, 2001                 $  0.90   $  0.89   $  0.91        --        --        --        --        --   $  0.83   $  0.83
At Dec. 31, 2002                 $  0.74   $  0.73   $  0.74        --        --        --   $  0.85        --   $  0.57   $  0.57
At Dec. 31, 2003                 $  0.90   $  0.89   $  0.91   $  1.02   $  1.02   $  1.02   $  1.03   $  1.01   $  0.75   $  0.75
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                   1,678       805     2,950        --        --        --        --        --       152       445
At Dec. 31, 2002                   1,684       828     3,068        --        --        --         2        --       159       208
At Dec. 31, 2003                   1,884       914     3,720         1        39        --       122        --       191       195
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $ 1,508   $   714   $ 2,678        --        --        --        --        --   $   127   $   369
At Dec. 31, 2002                 $ 1,243   $   603   $ 2,283        --        --        --   $     2        --   $    91   $   119
At Dec. 31, 2003                 $ 1,695   $   811   $ 3,367   $     1   $    39        --   $   125        --   $   144   $   146
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001    1.17%     1.10%     1.33%       --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    1.24%     1.23%     1.27%       --        --        --        --        --      0.14%     0.18%
For the year ended Dec. 31, 2003    1.04%     0.91%     0.97%       --        --        --      0.07%       --      0.17%     0.19%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    1.40%     1.50%     1.60%       --        --        --        --        --      1.15%     1.25%
For the year ended Dec. 31, 2002    1.40%     1.50%     1.60%     1.40%     1.50%     1.60%     1.70%     1.80%     1.15%     1.25%
For the year ended Dec. 31, 2003    1.40%     1.50%     1.60%     1.40%     1.50%     1.60%     1.70%     1.80%     1.15%     1.25%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001  (10.00%)  (10.10%)   (9.90%)      --        --        --        --        --    (18.63%)  (18.63%)
For the year ended Dec. 31, 2002  (17.78%)  (17.98%)  (18.68%)      --        --        --    (15.00%)      --    (31.33%)  (31.33%)
For the year ended Dec. 31, 2003   21.62%    21.92%    22.97%     2.00%     2.00%     2.00%    21.18%     1.00%    31.58%    31.58%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                 UFGR1(8)  UFGR2(8)  WFGR7(6)  UFGR3(8)  UFGR5(7)  UFGR4(8)  WFGR5(4)  WFGR4(6)  WFGR3(4)  UFGR6(7)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                 $  0.75   $  0.75        --   $  0.75        --   $  0.75   $  0.73        --   $  0.73        --
At Dec. 31, 2003                 $  0.98   $  0.98   $  1.03   $  0.98   $  1.34   $  0.98   $  0.95   $  1.03   $  0.95   $  1.34
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      18       108        --        31        --       108        14        --        41        --
At Dec. 31, 2003                     127       947         7       117        51       465       256        50        56        63
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                 $    13   $    80        --   $    23        --   $    80   $    10        --   $    30        --
At Dec. 31, 2003                 $   125   $   927   $     8   $   115   $    68   $   453   $   243   $    52   $    53   $    84
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2003    0.03%     0.03%       --      0.05%       --      0.05%     0.02%       --      0.09%       --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    1.00%     1.10%       --      1.25%       --      1.35%     1.40%       --      1.50%       --
For the year ended Dec. 31, 2003    1.00%     1.10%     1.20%     1.25%     1.30%     1.35%     1.40%     1.45%     1.50%     1.55%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002  (25.00%)  (25.00%)      --    (25.00%)      --    (25.00%)  (27.00%)      --    (27.00%)      --
For the year ended Dec. 31, 2003   30.67%    30.67%     3.00%    30.67%    34.00%    30.67%    30.14%     3.00%    30.14%    34.00%
----------------------------------------------------------------------------------------------------------------------------------

                                 WFGR8(4)  UFGR7(7)  WFGR1(4)  UFGR9(6)  WFGR9(4)  UFGR8(7)   UHIP1     UHIP2     UHIP3     UHIP4
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --   $  0.83   $  0.82   $  0.82   $  0.82
At Dec. 31, 2001                      --        --        --        --        --        --   $  0.72   $  0.72   $  0.72   $  0.72
At Dec. 31, 2002                      --        --        --        --        --        --   $  0.74   $  0.74   $  0.73   $  0.73
At Dec. 31, 2003                 $  0.95   $  1.34   $  0.94   $  1.03   $  0.94   $  1.34   $  0.93   $  0.92   $  0.92   $  0.92
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --       104       793       294     1,031
At Dec. 31, 2002                      --        --        --        --        --        --       114     1,089       502     1,948
At Dec. 31, 2003                      50       141        68         1        --         5       204     1,592       826     2,482
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --   $    75   $   570   $   210   $   738
At Dec. 31, 2002                      --        --        --        --        --        --   $    84   $   802   $   368   $ 1,425
At Dec. 31, 2003                 $    47   $   188   $    64   $     1        --   $     7   $   189   $ 1,494   $   760   $ 2,274
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --      2.19%     1.26%     4.61%     1.90%
For the year ended Dec. 31, 2002      --        --        --        --        --        --      9.19%     8.48%     7.85%     7.73%
For the year ended Dec. 31, 2003      --        --        --        --        --        --      4.81%     5.56%     5.51%     5.94%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --      1.00%     1.10%     1.25%     1.35%
For the year ended Dec. 31, 2002    1.60%       --      1.70%       --      1.80%       --      1.00%     1.10%     1.25%     1.35%
For the year ended Dec. 31, 2003    1.60%     1.65%     1.70%     1.75%     1.80%     1.85%     1.00%     1.10%     1.25%     1.35%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --    (13.25%)  (12.20%)  (12.20%)  (12.20%)
For the year ended Dec. 31, 2002      --        --        --        --        --        --      2.78%     2.78%     1.39%     1.39%
For the year ended Dec. 31, 2003   (5.00%)   34.00%    (6.00%)    3.00%    (6.00%)   34.00%    25.68%    24.32%    26.03%    26.03%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                WHIP7(13) WHIP6(13) WHIP5(13) WHIP4(13) WHIP3(13)  WHIP8(5) WHIP2(13) WHIP1(13)  WHIP9(5)   UMDC1
                                --------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --        --        --        --   $  1.21
At Dec. 31, 2001                 $  0.91   $  0.91   $  0.91   $  0.91   $  0.91        --   $  0.91   $  0.91        --   $  1.16
At Dec. 31, 2002                 $  0.93   $  0.93   $  0.93   $  0.93   $  0.93        --   $  0.92   $  0.92        --   $  1.03
At Dec. 31, 2003                 $  1.17   $  1.17   $  1.16   $  1.16   $  1.16   $  1.21   $  1.15   $  1.15   $  1.20   $  1.41
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      71       178         3        58        42        --        13        43        --       468
At Dec. 31, 2002                     154       317        24       104       136        --        13        59        --       699
At Dec. 31, 2003                     280       316       108       264       508        --        26       155        33       693
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $    65   $   163   $     3   $    53   $    39        --   $    12   $    39        --   $   540
At Dec. 31, 2002                 $   144   $   295   $    23   $    96   $   126        --   $    12   $    54        --   $   721
At Dec. 31, 2003                 $   326   $   368   $   126   $   306   $   587        --   $    30   $   179   $    40   $   980
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    6.92%     7.14%     2.08%     7.19%     5.92%       --     10.78%     9.82%       --      0.71%
For the year ended Dec. 31, 2003    4.23%     6.12%     2.77%     4.10%     3.47%       --      4.40%     5.02%       --      0.31%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    1.20%     1.25%     1.40%     1.45%     1.50%       --      1.65%     1.70%       --      1.00%
For the year ended Dec. 31, 2002    1.20%     1.25%     1.40%     1.45%     1.50%       --      1.65%     1.70%       --      1.00%
For the year ended Dec. 31, 2003    1.20%     1.25%     1.40%     1.45%     1.50%     1.60%     1.65%     1.70%     1.80%     1.00%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001   (9.00%)   (9.00%)   (9.00%)   (9.00%)   (9.00%)      --     (9.00%)   (9.00%)      --     (4.13%)
For the year ended Dec. 31, 2002    2.20%     2.20%     2.20%     2.20%     2.20%       --      1.10%     1.10%       --    (11.21%)
For the year ended Dec. 31, 2003   25.81%    25.81%    24.73%    24.73%    24.73%    21.00%    25.00%    25.00%    20.00%    36.89%
----------------------------------------------------------------------------------------------------------------------------------

                                  UMDC2     PMDC2     PMDC1     UMDC4      EFM      SMDC2     SMDC1    UFMC1(8)  UFMC2(8) WMDC7(13)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  1.21   $  1.63   $  1.63   $  1.21   $  1.64   $  1.14   $  1.14        --        --        --
At Dec. 31, 2001                 $  1.15   $  1.56   $  1.56   $  1.15   $  1.56   $  1.09   $  1.09        --        --   $  1.06
At Dec. 31, 2002                 $  1.03   $  1.39   $  1.39   $  1.02   $  1.39   $  0.96   $  0.96   $  0.85   $  0.85   $  0.95
At Dec. 31, 2003                 $  1.41   $  1.90   $  1.90   $  1.40   $  1.90   $  1.32   $  1.31   $  1.16   $  1.16   $  1.29
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                   2,134       202     1,254     2,607     2,142     3,297     7,878        --        --       667
At Dec. 31, 2002                   4,180       298     1,810     4,911     2,384     1,744     5,481        94       773     1,005
At Dec. 31, 2003                   4,411       268     1,802     5,042     2,236     1,305     5,037       543     4,116     1,154
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $ 2,462   $   315   $ 1,956   $ 2,997   $ 3,345   $ 3,582   $ 8,564        --        --   $   711
At Dec. 31, 2002                 $ 4,298   $   415   $ 2,510   $ 5,017   $ 3,308   $ 1,682   $ 5,283   $    80   $   655   $   951
At Dec. 31, 2003                 $ 6,250   $   510   $ 3,418   $ 7,040   $ 4,238   $ 1,717   $ 6,619   $   631   $ 4,774   $ 1,491
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    0.59%     0.72%     0.69%     0.54%     0.86%     0.98%     0.93%       --        --      0.71%
For the year ended Dec. 31, 2003    0.30%     0.32%     0.31%     0.31%     0.31%     0.39%     0.31%     0.13%     0.11%     0.25%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    1.10%     1.15%     1.25%     1.35%     1.40%     1.50%     1.60%       --        --      1.20%
For the year ended Dec. 31, 2002    1.10%     1.15%     1.25%     1.35%     1.40%     1.50%     1.60%     1.00%     1.10%     1.20%
For the year ended Dec. 31, 2003    1.10%     1.15%     1.25%     1.35%     1.40%     1.50%     1.60%     1.00%     1.10%     1.20%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001   (4.96%)   (4.29%)   (4.29%)   (4.96%)   (4.88%)   (4.39%)   (4.39%)      --        --      6.00%
For the year ended Dec. 31, 2002  (10.43%)  (10.90%)  (10.90%)  (11.30%)  (10.90%)  (11.93%)  (11.93%)  (15.00%)  (15.00%)  (10.38%)
For the year ended Dc. 31, 2003    36.89%    36.69%    36.69%    37.25%    36.69%    37.50%    36.46%    36.47%    36.47%    35.79%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                WMDC6(13)  UFMC5(7)  UFMC4(8) WMDC5(13) WMDC4(13) WMDC3(13)  UFMC6(7)  WMDC8(4) WMDC2(13) WMDC1(13)
                                --------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2001                 $  1.06        --        --   $  1.06   $  1.06   $  1.06        --        --   $  1.06   $  1.06
At Dec. 31, 2002                 $  0.95        --   $  0.85   $  0.94   $  0.94   $  0.94        --   $  0.89   $  0.94   $  0.94
At Dec. 31, 2003                 $  1.29   $  1.39   $  1.16   $  1.29   $  1.28   $  1.28   $  1.39   $  1.21   $  1.28   $  1.27
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                     522        --        --        94       367       156        --        --         8        13
At Dec. 31, 2002                   1,445        --       503       250       723       559        --        27        42       290
At Dec. 31, 2003                   2,428       424     3,204     1,151     1,221     1,114       537       170       621       722
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $   556        --        --   $   100   $   390   $   165        --        --   $     8   $    14
At Dec. 31, 2002                 $ 1,366        --   $   426   $   236   $   681   $   526        --   $    24   $    40   $   272
At Dec. 31, 2003                 $ 3,134   $   591   $ 3,701   $ 1,480   $ 1,568   $ 1,429   $   747   $   207   $   792   $   920
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    0.52%       --        --      0.52%     0.64%     0.50%       --        --      0.35%     0.16%
For the year ended Dec. 31, 2003    0.21%       --      0.09%     0.11%     0.23%     0.20%       --      0.10%     0.04%     0.16%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    1.25%       --        --      1.40%     1.45%     1.50%       --        --      1.65%     1.70%
For the year ended Dec. 31, 2002    1.25%       --      1.35%     1.40%     1.45%     1.50%       --      1.60%     1.65%     1.70%
For the year ended Dec. 31, 2003    1.25%     1.30%     1.35%     1.40%     1.45%     1.50%     1.55%     1.60%     1.65%     1.70%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001    6.00%       --        --      6.00%     6.00%     6.00%       --        --      6.00%     6.00%
For the year ended Dec. 31, 2002  (10.38%)      --    (15.00%)  (11.32%)  (11.32%)   (6.00%)      --    (11.00%)  (11.32%)  (11.32%)
For the year ended Dec. 31, 2003   35.79%    39.00%    36.47%    37.23%    36.17%    36.17%    39.00%    35.96%    36.17%    35.11%
----------------------------------------------------------------------------------------------------------------------------------

                                 UFMC9(6)  WMDC9(4)  UFMC8(7)    EFO      SOVS2     SOVS1    UFOV1(8)  UFOV2(8)  WFOV7(6)  UFOV3(8)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --   $  0.98   $  0.85   $  0.80        --        --        --        --
At Dec. 31, 2001                      --        --        --   $  0.76   $  0.66   $  0.62        --        --        --        --
At Dec. 31, 2002                      --        --        --   $  0.60   $  0.52   $  0.48   $  0.75   $  0.75        --   $  0.75
At Dec. 31, 2003                 $  1.07   $  1.21   $  1.38   $  0.85   $  0.73   $  0.68   $  1.07   $  1.07   $  1.08   $  1.06
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        --       529       476       933        --        --        --        --
At Dec. 31, 2002                      --        --        --       568       165     3,767        23        20        --        15
At Dec. 31, 2003                      25        19       143       510       186     1,060        53       147         7        27
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --        --   $   404   $   313   $   576        --        --        --        --
At Dec. 31, 2002                      --        --        --   $   340   $    85   $ 1,824   $    17   $    15        --   $    11
At Dec. 31, 2003                 $    26        23   $   197   $   431   $   136   $   723   $    57   $   157   $     8   $    29
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --      5.51%     5.23%     5.84%       --        --        --        --
For the year ended Dec. 31, 2002      --        --        --      0.67%     0.69%     0.55%       --        --        --        --
For the year ended Dec. 31, 2003      --      0.27%       --      0.91%     0.91%     1.77%     0.33%     0.23%       --      0.32%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --      1.40%     1.50%     1.60%       --        --        --        --
For the year ended Dec. 31, 2002      --      1.80%       --      1.40%     1.50%     1.60%     1.00%     1.10%       --      1.25%
For the year ended Dec. 31, 2003    1.75%     1.80%     1.85%     1.40%     1.50%     1.60%     1.00%     1.10%     1.20%     1.25%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --    (22.45%)  (22.35%)  (22.50%)      --        --        --        --
For the year ended Dec. 31, 2002      --        --        --    (21.05%)  (21.21%)  (22.58%)  (25.00%)  (25.00%)      --    (25.00%)
For the year ended Dec. 31, 2003    7.00%    21.00%    38.00%    41.67%    40.38%    41.67%    42.67%    42.67%     8.00%    41.33%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                 UFOV5(7)  UFOV4(8)  WFOV5(7)  WFOV4(6)  WFOV3(6)  UFOV6(7)  WFOV8(7)  UFOV7(7)  UFOV9(6)  UFOV8(7)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --   $  0.75        --        --        --        --        --        --        --        --
At Dec. 31, 2003                 $  1.46   $  1.06   $  1.46   $  1.08   $  1.08   $  1.46   $  1.46   $  1.46   $  1.08   $  1.46
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --         4        --        --        --        --        --        --        --        --
At Dec. 31, 2003                      38        74         1        11        --        31        --         6        --         5
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --   $     3        --        --        --        --        --        --        --        --
At Dec. 31, 2003                 $    56   $    79   $     1   $    12        --   $    46        --   $     8        --   $     8
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2003      --      0.06%       --        --        --        --        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --      1.35%       --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2003    1.30%     1.35%     1.40%     1.45%     1.50%     1.55%     1.60%     1.65%     1.75%     1.85%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --    (25.00%)      --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2003   46.00%    41.33%    46.00%     8.00%     8.00%    46.00%    46.00%    46.00%     8.00%    46.00%
----------------------------------------------------------------------------------------------------------------------------------

                                  WISE7     WISE6     WISE5     WISE4     WISE3    WISE8(5)   WISE2     WISE1    WISE9(5)  URES1(8)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  1.16   $  1.16   $  0.99   $  0.99   $  0.99        --   $  0.99   $  0.99        --        --
At Dec. 31, 2001                 $  1.16   $  1.15   $  0.99   $  0.99   $  0.98        --   $  0.98   $  0.98        --        --
At Dec. 31, 2002                 $  1.13   $  1.13   $  0.97   $  0.97   $  0.96        --   $  0.96   $  0.96        --   $  0.93
At Dec. 31, 2003                 $  1.48   $  1.47   $  1.26   $  1.25   $  1.25   $  1.24   $  1.24   $  1.24   $  1.30   $  1.26
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                     969     1,020       101     2,006     1,111        --       285       413        --        --
At Dec. 31, 2002                   1,080     1,728       224     2,665     1,370        --       343       777        --        14
At Dec. 31, 2003                   1,259     2,063       597     3,071     2,346        --       360     1,118        95        68
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $ 1,119   $ 1,178   $   100   $ 1,977   $ 1,092        --   $   280   $   406        --        --
At Dec. 31, 2002                 $ 1,225   $ 1,957   $   217   $ 2,573   $ 1,321        --   $   329   $   745        --   $    13
At Dec. 31, 2003                 $ 1,858   $ 3,040   $   750   $ 3,849   $ 2,935        --   $   448   $ 1,388   $   124   $    85
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001    4.75%     5.01%     8.32%     5.49%     4.78%       --      6.96%     6.34%       --        --
For the year ended Dec. 31, 2002   10.11%     9.81%     9.02%    10.02%    10.25%       --      9.05%    11.02%       --      0.09%
For the year ended Dec. 31, 2003    4.92%     5.25%     4.52%     5.31%     4.47%       --      5.25%     5.08%     6.94%     2.21%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    1.20%     1.25%     1.40%     1.45%     1.50%       --      1.65%     1.70%       --        --
For the year ended Dec. 31, 2002    1.20%     1.25%     1.40%     1.45%     1.50%       --      1.65%     1.70%       --      1.00%
For the year ended Dec. 31, 2003    1.20%     1.25%     1.40%     1.45%     1.50%     1.60%     1.65%     1.70%     1.80%     1.00%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001    0.00%    (0.86%)    0.00%     0.00%    (1.01%)      --     (1.01%)   (1.01%)      --        --
For the year ended Dec. 31, 2002   (2.59%)   (1.74%)   (2.02%)   (2.02%)   (2.04%)      --     (2.04%)   (2.04%)      --     (7.00%)
For the year ended Dec. 31, 2003   30.97%    30.09%    29.90%    28.87%    30.21%    24.00%    29.17%    29.17%    30.00%    35.48%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                 URES2(8)   WRES7     WRES6    URES5(7)  URES4(8)    ERE      WRES4     WRES3    URES6(7)   SRES1
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --   $  1.34   $  1.34        --        --   $  1.25   $  1.18   $  1.18        --   $  1.32
At Dec. 31, 2001                      --   $  1.42   $  1.42        --        --   $  1.33   $  1.26   $  1.26        --   $  1.40
At Dec. 31, 2002                 $  0.93   $  1.44   $  1.43        --   $  0.93   $  1.34   $  1.26   $  1.26        --   $  1.41
At Dec. 31, 2003                 $  1.25   $  1.93   $  1.92   $  1.40   $  1.25   $  1.80   $  1.69   $  1.69   $  1.40   $  1.88
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --       119       488        --        --       325       373       232        --       685
At Dec. 31, 2002                      35       421     1,015        --         8       542       674       926        --       967
At Dec. 31, 2003                     490       397     1,000        30       181       676       675       771         9       925
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --   $   170   $   695        --        --   $   434   $   469   $   291        --   $   959
At Dec. 31, 2002                 $    33   $   605   $ 1,457        --   $     7   $   728   $   852   $ 1,169        --   $ 1,359
At Dec. 31, 2003                 $   615   $   764   $ 1,923   $    42   $   226   $ 1,216   $ 1,141   $ 1,301   $    13   $ 1,738
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --      3.56%     3.86%       --        --      4.93%     3.98%     3.95%       --      4.95%
For the year ended Dec. 31, 2002    0.05%     3.07%     2.60%       --      0.23%     2.68%     2.72%     2.24%       --      3.15%
For the year ended Dec. 31, 2003    1.45%     2.55%     2.52%     0.72%     2.00%     2.45%     2.50%     2.42%     1.72%     2.61%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --      1.20%     1.25%       --        --      1.40%     1.45%     1.50%       --      1.60%
For the year ended Dec. 31, 2002    1.10%     1.20%     1.25%       --      1.35%     1.40%     1.45%     1.50%       --      1.60%
For the year ended Dec. 31, 2003    1.10%     1.20%     1.25%     1.30%     1.35%     1.40%     1.45%     1.50%     1.55%     1.60%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --      5.97%     5.97%       --        --      6.40%     6.78%     6.78%       --      6.06%
For the year ended Dec. 31, 2002   (7.00%)    1.41%     0.70%       --     (7.00%)    0.75%     0.00%     0.00%       --      0.71%
For the year ended Dec. 31, 2003   34.41%    34.03%    34.27%    40.00%    34.41%    34.33%    34.13%    34.13%    40.00%    33.33%
----------------------------------------------------------------------------------------------------------------------------------

                                  WRES2     WRES1    URES9(6)  WRES9(5)  URES8(7)   USMC1     USMC2     PSMC2     WSMC7     PSMC1
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  1.18   $  1.18        --        --        --   $  0.90   $  0.90   $  1.21   $  0.66   $  1.21
At Dec. 31, 2001                 $  1.25   $  1.25        --        --        --   $  0.75   $  0.75   $  1.01   $  0.55   $  1.01
At Dec. 31, 2002                 $  1.26   $  1.26        --        --        --   $  0.53   $  0.53   $  0.71   $  0.39   $  0.71
At Dec. 31, 2003                 $  1.68   $  1.68   $  1.06   $  1.32   $  1.36   $  0.72   $  0.72   $  0.97   $  0.52   $  0.96
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      11       125        --        --        --       312     2,165       261     2,416     2,844
At Dec. 31, 2002                      58       334        --        --        --       656     4,074       546     2,813     4,574
At Dec. 31, 2003                      90       292        --        --        --       712     5,563       495     2,747     4,918
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $    14   $   157        --        --        --   $   235   $ 1,630   $   265   $ 1,326   $ 2,884
At Dec. 31, 2002                 $    73   $   420        --        --        --   $   350   $ 2,165   $   389   $ 1,088   $ 3,261
At Dec. 31, 2003                 $   150   $   489        --        --        --   $   515   $ 4,013   $   479   $ 1,440   $ 4,750
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001    3.29%     4.79%       --        --        --      0.28%     0.33%     0.31%     0.37%     0.33%
For the year ended Dec. 31, 2002    1.37%     3.30%       --        --        --      0.22%     0.24%     0.24%     0.26%     0.26%
For the year ended Dec. 31, 2003    2.15%     2.40%       --        --        --        --        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    1.65%     1.70%       --        --        --      1.00%     1.10%     1.15%     1.20%     1.25%
For the year ended Dec. 31, 2002    1.65%     1.70%       --        --        --      1.00%     1.10%     1.15%     1.20%     1.25%
For the year ended Dec. 31, 2003    1.65%     1.70%     1.75%     1.80%     1.85%     1.00%     1.10%     1.15%     1.20%     1.25%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001    5.93%     5.93%       --        --        --    (16.67%)  (16.67%)  (16.53%)  (16.67%)  (16.53%)
For the year ended Dec. 31, 2002    0.80%     0.80%       --        --        --    (29.33%)  (29.33%)  (29.70%)  (29.09%)  (29.70%)
For the year ended Dec. 31, 2003   33.33%    33.33%     6.00%    32.00%    36.00%    35.85%    35.85%    36.62%    33.33%    35.21%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                 USMC5(7)   USMC4     WSMC5     WSMC4     WSMC3    USMC6(7)  WSMC8(4)   WSMC2     WSMC1    USMC9(6)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --   $  0.90   $  0.61   $  0.65   $  0.61        --        --   $  0.60   $  0.60        --
At Dec. 31, 2001                      --   $  0.75   $  0.51   $  0.55   $  0.51        --        --   $  0.50   $  0.50        --
At Dec. 31, 2002                      --   $  0.53   $  0.36   $  0.38   $  0.35        --        --   $  0.35   $  0.35        --
At Dec. 31, 2003                 $  1.38   $  0.71   $  0.48   $  0.52   $  0.48   $  1.38   $  1.02   $  0.48   $  0.48   $  1.02
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --     4,683       723     3,330     2,597        --        --       348       617        --
At Dec. 31, 2002                      --     4,909       967     3,832     2,561        --        --       331     1,008        --
At Dec. 31, 2003                      94     5,842     1,928     3,979     2,995       132        94       982     1,273        --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --   $ 3,514   $   366   $ 1,819   $ 1,312        --        --   $   175   $   310        --
At Dec. 31, 2002                      --   $ 2,592   $   344   $ 1,471   $   909        --        --   $   117   $   356        --
At Dec. 31, 2003                 $   130   $ 4,176   $   928   $ 2,066   $ 1,437   $   182   $    96   $   468   $   606        --
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --      0.33%     0.33%     0.38%     0.36%       --        --      0.37%     0.47%       --
For the year ended Dec. 31, 2002      --      0.29%     0.27%     0.27%     0.25%       --      0.31%     0.23%     0.24%       --
For the year ended Dec. 31, 2003      --        --      0.01%       --        --        --        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --      1.35%     1.40%     1.45%     1.50%       --        --      1.65%     1.70%       --
For the year ended Dec. 31, 2002      --      1.35%     1.40%     1.45%     1.50%       --      1.60%     1.65%     1.70%       --
For the year ended Dec. 31, 2003    1.30%     1.35%     1.40%     1.45%     1.50%     1.55%     1.60%     1.65%     1.70%     1.75%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --    (16.67%)  (16.39%)  (15.38%)  (16.39%)      --        --    (16.67%)  (16.67%)      --
For the year ended Dec. 31, 2002      --    (29.33%)  (29.41%)  (30.91%)  (31.37%)      --        --    (30.00%)  (30.00%)      --
For the year ended Dec. 31, 2003   38.00%    33.96%    33.33%    36.84%    37.14%    38.00%     2.00%    37.14%    37.14%     2.00%
----------------------------------------------------------------------------------------------------------------------------------

                                 WSMC9(4)  USMC8(7)  UVAS1(8)  UVAS2(8)   PVAS2   WVAS7(10)   PVAS1    UVAS5(7)  UVAS4(8)  WVAS5(4)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --   $  1.29        --   $  1.29        --        --        --
At Dec. 31, 2001                      --        --        --        --   $  1.45        --   $  1.45        --        --        --
At Dec. 31, 2002                      --        --   $  0.80   $  0.80        --   $  0.79   $  1.30        --   $  0.80   $  0.88
At Dec. 31, 2003                 $  1.01   $  1.37   $  1.05   $  1.04   $  1.70   $  1.04   $  1.69   $  1.37   $  1.04   $  1.14
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --         2        --        --        --
At Dec. 31, 2002                      --        --        24       127        --        59        47        --        61        55
At Dec. 31, 2003                      --         5       169     1,294        --       149       219       203       575       442
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --   $     3        --        --        --
At Dec. 31, 2002                      --        --   $    19   $   102        --   $    47   $    61        --   $    49   $    48
At Dec. 31, 2003                      --   $     7   $   177   $ 1,352        --   $   154   $   371   $   279   $   598   $   506
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --      0.41%       --      0.58%       --        --        --
For the year ended Dec. 31, 2002    0.31%       --      0.01%       --      0.38%     0.35%     0.27%       --        --      0.44%
For the year ended Dec. 31, 2003      --        --      0.17%     0.22%     0.05%     0.17%     0.21%     0.18%     0.20%     0.14%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --      1.15%       --      1.25%       --        --        --
For the year ended Dec. 31, 2002    1.80%       --      1.00%     1.10%     1.15%     1.20%     1.25%       --      1.35%     1.40%
For the year ended Dec. 31, 2003    1.80%     1.85%     1.00%     1.10%     1.15%     1.20%     1.25%     1.30%     1.35%     1.40%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --     12.40%       --     12.40%       --        --        --
For the year ended Dec. 31, 2002      --        --    (20.00%)  (20.00%)      --    (21.00%)  (10.34%)      --    (20.00%)  (12.00%)
For the year ended Dec. 31, 2003    1.00%    37.00%    31.25%    30.00%    70.00%    31.65%    30.00%    37.00%    30.00%    29.55%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                                                                                      WVAS4(10)  WVAS3(4)  UVAS6(7)
                                                                                                      -----------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                                                                            --        --        --
At Dec. 31, 2001                                                                                            --        --        --
At Dec. 31, 2002                                                                                       $  0.79   $  0.88        --
At Dec. 31, 2003                                                                                       $  1.03   $  1.14   $  1.37
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                                                                                            --        --        --
At Dec. 31, 2002                                                                                            96        61        --
At Dec. 31, 2003                                                                                           269       190       249
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                                                                                            --        --        --
At Dec. 31, 2002                                                                                       $    76   $    53        --
At Dec. 31, 2003                                                                                       $   278   $   217   $   342
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                                                                            --        --        --
For the year ended Dec. 31, 2002                                                                          0.27%     0.05%       --
For the year ended Dec. 31, 2003                                                                          0.18%     0.16%     0.24%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                                                                            --        --        --
For the year ended Dec. 31, 2002                                                                          1.45%     1.50%       --
For the year ended Dec. 31, 2003                                                                          1.45%     1.50%     1.55%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                                                                            --        --        --
For the year ended Dec. 31, 2002                                                                        (21.00%)  (12.00%)      --
For the year ended Dec. 31, 2003                                                                         30.38%    29.55%    37.00%
----------------------------------------------------------------------------------------------------------------------------------

                                 WVAS8(4) WVAS2(10)  WVAS1(4)  UVAS9(6)  WVAS9(4)  UVAS8(7)   UMSS1     UMSS2     PMSS2     WMSS7
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --   $  1.09   $  1.09   $  1.16   $  1.18
At Dec. 31, 2001                      --        --        --        --        --        --   $  1.16   $  1.16   $  1.22   $  1.25
At Dec. 31, 2002                      --   $  0.79   $  0.88        --        --        --   $  1.01   $  1.01   $  1.07   $  1.08
At Dec. 31, 2003                 $  1.14   $  1.03   $  1.14   $  1.06   $  1.14   $  1.37   $  1.25   $  1.25   $  1.32   $  1.34
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        61     1,321        63       521
At Dec. 31, 2002                      --         4        11        --        --        --       753     5,681       285       875
At Dec. 31, 2003                      52       247        75         6        20        50     2,566    13,976       281     1,227
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --   $    71   $ 1,530   $    77   $   649
At Dec. 31, 2002                      --   $     3   $     9        --        --        --   $   762   $ 5,737   $   304   $   950
At Dec. 31, 2003                 $    59   $   254   $    85   $     6   $    23   $    69   $ 3,219   $17,469   $   372   $ 1,646
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --      1.62%     0.63%     1.11%     1.58%
For the year ended Dec. 31, 2002    1.04%     0.08%       --        --      0.45%       --      0.75%     0.89%     0.93%     0.91%
For the year ended Dec. 31, 2003    0.16%     0.19%     0.17%       --      0.23%     0.02%     0.71%     0.89%     1.00%     0.94%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --      1.00%     1.10%     1.15%     1.20%
For the year ended Dec. 31, 2002    1.60%     1.65%     1.70%       --      1.80%       --      1.00%     1.10%     1.15%     1.20%
For the year ended Dec. 31, 2003    1.60%     1.65%     1.70%     1.75%     1.80%     1.85%     1.00%     1.10%     1.15%     1.20%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --      6.42%     6.42%     5.17%     5.93%
For the year ended Dec. 31, 2002      --    (21.00%)  (12.00%)      --        --        --    (12.93%)  (12.93%)  (12.30%)  (13.60%)
For the year ended Dec. 31, 2003   14.00%    30.38%    29.55%     6.00%    14.00%    37.00%    23.76%    23.76%    23.36%    24.07%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                  PMSS1     WMSS6    UMSS5(7)   UMSS4      EMU      WMSS4     WMSS3    UMSS6(7)   SMSS1     WMSS2
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  1.16   $  1.18        --   $  1.09   $  1.17   $  1.11   $  1.11        --   $  1.19   $  1.11
At Dec. 31, 2001                 $  1.22   $  1.24        --   $  1.15   $  1.23   $  1.17   $  1.17        --   $  1.25   $  1.17
At Dec. 31, 2002                 $  1.06   $  1.08        --   $  1.00   $  1.07   $  1.02   $  1.02        --   $  1.09   $  1.02
At Dec. 31, 2003                 $  1.32   $  1.34   $  1.26   $  1.24   $  1.32   $  1.26   $  1.26   $  1.26   $  1.34   $  1.25
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                     252       646        --     1,374       546       691       324        --       473        41
At Dec. 31, 2002                   2,393     1,377        --     6,327       966     1,165     1,063        --       690       123
At Dec. 31, 2003                   4,198     2,050     2,446    14,168     4,692     1,702     1,946     2,556     1,354     3,579
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $   307   $   804        --   $ 1,585   $   674   $   812   $   380        --   $   593   $    48
At Dec. 31, 2002                 $ 2,547   $ 1,492        --   $ 6,347   $ 1,037   $ 1,189   $ 1,084        --   $   751   $   125
At Dec. 31, 2003                 $ 5,522   $ 2,745   $ 3,078   $17,550   $ 6,211   $ 2,143   $ 2,446   $ 3,209   $ 1,812   $ 4,472
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001    1.02%     0.75%       --      1.21%     2.10%     1.42%     4.13%       --      3.19%     0.04%
For the year ended Dec. 31, 2002    0.87%     0.92%       --      0.91%     0.96%     0.88%     0.99%       --      1.38%     0.71%
For the year ended Dec. 31, 2003    0.94%     0.98%     0.18%     0.89%     0.78%     1.01%     0.91%     0.18%     0.86%     0.28%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    1.25%     1.25%       --      1.35%     1.40%     1.45%     1.50%       --      1.60%     1.65%
For the year ended Dec. 31, 2002    1.25%     1.25%       --      1.35%     1.40%     1.45%     1.50%       --      1.60%     1.65%
For the year ended Dec. 31, 2003    1.25%     1.25%     1.30%     1.35%     1.40%     1.45%     1.50%     1.55%     1.60%     1.65%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001    5.17%     5.08%       --      5.50%     5.13%     5.41%     5.41%       --      5.04%     5.41%
For the year ended Dec. 31, 2002  (13.11%)  (12.90%)      --    (13.04%)  (13.01%)  (12.82%)  (12.82%)      --    (12.80%)  (12.82%)
For the year ended Dec. 31, 2003   24.53%    24.07%    26.00%    24.00%    23.36%    23.53%    23.53%    26.00%    22.94%    22.55%
----------------------------------------------------------------------------------------------------------------------------------

                                  WMSS1    UMSS9(6)  WMSS9(4)  UMSS8(7)   UDMS1     UDMS2     UDMS3     UDMS4     UINT1     UINT2
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  1.11        --        --        --   $  0.87   $  0.87   $  0.87   $  0.87   $  1.02   $  1.02
At Dec. 31, 2001                 $  1.17        --        --        --   $  0.80   $  0.79   $  0.79   $  0.79   $  0.85   $  0.85
At Dec. 31, 2002                 $  1.01        --        --        --   $  0.79   $  0.78   $  0.78   $  0.78   $  0.68   $  0.68
At Dec. 31, 2003                 $  1.25   $  1.06   $  1.07   $  1.25   $  1.19   $  1.19   $  1.18   $  1.18   $  0.89   $  0.89
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      24        --        --        --         9        41        17       116       324       887
At Dec. 31, 2002                     324        --        --        --         9        94        20       239       513     2,059
At Dec. 31, 2003                     870        48       153       349        --       123       124       265       734     4,506
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      28        --        --        --   $     7   $    33   $    14   $    92   $   275   $   750
At Dec. 31, 2002                 $   328        --        --        --   $     7   $    74   $    16   $   186   $   350   $ 1,402
At Dec. 31, 2003                 $ 1,085   $    51   $   164   $   437        --   $   181   $   146   $   312   $   656   $ 4,012
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001    1.62%       --        --        --      1.03%     0.77%     0.70%     0.78%     2.18%     1.23%
For the year ended Dec. 31, 2002    1.15%       --      1.05%       --      1.40%     1.29%     1.40%     1.43%     1.41%     1.64%
For the year ended Dec. 31, 2003    0.97%       --      1.38%     0.22%       --      1.03%     0.38%     0.98%     1.58%     1.52%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    1.70%       --        --        --      1.00%     1.10%     1.25%     1.35%     1.00%     1.10%
For the year ended Dec. 31, 2002    1.70%       --      1.80%       --      1.00%     1.10%     1.25%     1.35%     1.00%     1.10%
For the year ended Dec. 31, 2003    1.70%     1.75%     1.80%     1.85%     1.00%     1.10%     1.25%     1.35%     1.00%     1.10%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001    5.41%       --        --        --     (8.05%)   (9.20%)   (9.20%)   (9.20%)  (16.67%)  (16.67%)
For the year ended Dec. 31, 2002  (13.68%)      --        --        --     (1.25%)   (1.27%)   (1.27%)   (1.27%)  (20.00%)  (20.00%)
For the year ended Dec. 31, 2003   23.76%     6.00%     7.00%    25.00%    50.63%    52.56%    51.28%    51.28%    30.88%    30.88%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                  PINT2    WINT7(6)   PINT1     UINT3    UINT5(7)   UINT4    WINT5(4)  WINT4(6)  WINT3(4)  UINT6(7)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  1.09        --   $  1.09   $  1.02        --   $  1.02        --        --        --        --
At Dec. 31, 2001                 $  0.90        --   $  0.90   $  0.84        --   $  0.84        --        --        --        --
At Dec. 31, 2002                 $  0.73        --   $  0.73   $  0.68        --   $  0.68   $  0.84        --   $  0.84        --
At Dec. 31, 2003                 $  0.95   $  1.07   $  0.95   $  0.89   $  1.34   $  0.88   $  1.09   $  1.07   $  1.09   $  1.34
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      29        --       145       514        --     1,576        --        --        --        --
At Dec. 31, 2002                      89        --       296       866        --     2,373       286        --        76        --
At Dec. 31, 2003                     102        58       371     1,480       158     3,675     1,018       100       256       287
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $    26        --   $   131   $   433        --   $ 1,327        --        --        --        --
At Dec. 31, 2002                 $    65        --   $   215   $   588        --   $ 1,605   $   240        --   $    64        --
At Dec. 31, 2003                 $    97   $    62   $   352   $ 1,311   $   213   $ 3,243   $ 1,112   $   107   $   279   $   384
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001    3.47%       --      1.86%     1.23%       --      2.64%       --        --        --        --
For the year ended Dec. 31, 2002    1.67%       --      1.63%     1.65%       --      1.92%     3.03%       --      1.47%       --
For the year ended Dec. 31, 2003    1.72%       --      1.72%     1.56%     1.07%     1.61%     1.82%       --      1.09%     1.47%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    1.15%       --      1.25%     1.25%       --      1.35%       --        --        --        --
For the year ended Dec. 31, 2002    1.15%       --      1.25%     1.25%       --      1.35%     1.40%       --      1.50%       --
For the year ended Dec. 31, 2003    1.15%     1.20%     1.25%     1.25%     1.30%     1.35%     1.40%     1.45%     1.50%     1.55%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001  (17.43%)      --    (17.43%)  (17.65%)      --    (17.65%)      --        --        --        --
For the year ended Dec. 31, 2002  (18.89%)      --    (18.89%)  (19.05%)      --    (19.05%)  (16.00%)      --    (16.00%)      --
For the year ended Dec. 31, 2003   30.14%     7.00%    30.14%    30.88%    34.00%    29.41%    29.76%     7.00%    29.76%    34.00%
----------------------------------------------------------------------------------------------------------------------------------

                                 WINT8(4)  UINT7(7)  WINT1(4)  UINT9(6)  WINT9(4)  UINT8(7)    JCG      SCGR2     SCGR1     WUSE7
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --   $  1.05   $  0.91   $  0.95   $  0.92
At Dec. 31, 2001                      --        --        --        --        --        --   $  0.88   $  0.77   $  0.80   $  0.80
At Dec. 31, 2002                 $  0.84        --   $  0.84        --        --        --   $  0.66   $  0.57   $  0.59   $  0.62
At Dec. 31, 2003                 $  1.09   $  1.34   $  1.09   $  1.07   $  1.07   $  1.34   $  0.81   $  0.70   $  0.72   $  0.79
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --       626        56     1,090     1,352
At Dec. 31, 2002                     330        --         1        --        --        --       462        86     1,135     1,593
At Dec. 31, 2003                     387       261       127         3        --        44       442       106     1,066     1,608
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --   $   554   $    43   $   868   $ 1,080
At Dec. 31, 2002                 $   276        --   $     1        --        --        --   $   305   $    50   $   673   $   982
At Dec. 31, 2003                 $   421   $   350   $   138   $     4        --   $    59   $   356   $    74   $   769   $ 1,268
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --      0.16%     0.11%     0.15%     0.61%
For the year ended Dec. 31, 2002    4.10%       --      0.26%       --      1.94%       --      0.15%     0.20%     0.17%     0.61%
For the year ended Dec. 31, 2003    1.87%     1.09%     1.49%       --        --      0.06%     0.32%     0.32%     0.26%     0.75%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --      1.40%     1.50%     1.60%     1.20%
For the year ended Dec. 31, 2002    1.60%       --      1.70%       --      1.80%       --      1.40%     1.50%     1.60%     1.20%
For the year ended Dec. 31, 2003    1.60%     1.65%     1.70%     1.75%     1.80%     1.85%     1.40%     1.50%     1.60%     1.20%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --    (16.19%)  (15.38%)  (15.79%)  (13.04%)
For the year ended Dec. 31, 2002  (16.00%)      --    (16.00%)      --        --        --    (25.00%)  (25.97%)  (26.25%)  (22.50%)
For the year ended Dec. 31, 2003   29.76%    34.00%    29.76%     7.00%     7.00%    34.00%    22.73%    22.81%    22.03%    27.42%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                  WUSE6      JUS      WUSE4     WUSE3     SUSE1     WUSE2     WUSE1    WUSE9(5)    JIF      SIEQ2
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  0.92   $  1.00   $  0.92   $  0.92   $  0.94   $  0.91   $  0.91        --   $  1.08   $  0.88
At Dec. 31, 2001                 $  0.80   $  0.87   $  0.79   $  0.79   $  0.81   $  0.79   $  0.79        --   $  0.83   $  0.67
At Dec. 31, 2002                 $  0.62   $  0.67   $  0.61   $  0.61   $  0.62   $  0.61   $  0.61        --   $  0.67   $  0.54
At Dec. 31, 2003                 $  0.79   $  0.85   $  0.78   $  0.78   $  0.79   $  0.78   $  0.77   $  1.33   $  0.89   $  0.72
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                   2,083     1,183     1,465     1,017     1,747       212       286        --        84        68
At Dec. 31, 2002                   2,038     1,109     1,894     1,247       666       204       391        --       113        50
At Dec. 31, 2003                   2,072     1,449     1,619     1,380       741       210       519        --       125        49
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $ 1,662   $ 1,028   $ 1,164   $   807   $ 1,417   $   168   $   226        --   $    70   $    46
At Dec. 31, 2002                 $ 1,254   $   743   $ 1,159   $   762   $   416   $   124   $   238        --   $    76   $    27
At Dec. 31, 2003                 $ 1,631   $ 1,239   $ 1,264   $ 1,075   $   588   $   163   $   401        --   $   111   $    35
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001    0.52%     0.40%     0.56%     0.45%     0.40%     0.52%     0.51%       --      1.22%     1.30%
For the year ended Dec. 31, 2002    0.50%     0.60%     0.63%     0.61%     0.32%     0.54%     0.58%       --      1.43%     0.84%
For the year ended Dec. 31, 2003    0.72%     0.87%     0.70%     0.79%     0.94%     0.75%     0.87%     1.57%     4.70%     4.49%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    1.25%     1.40%     1.45%     1.50%     1.60%     1.65%     1.70%       --      1.40%     1.50%
For the year ended Dec. 31, 2002    1.25%     1.40%     1.45%     1.50%     1.60%     1.65%     1.70%       --      1.40%     1.50%
For the year ended Dec. 31, 2003    1.25%     1.40%     1.45%     1.50%     1.60%     1.65%     1.70%     1.80%     1.40%     1.50%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001  (13.04%)  (13.00%)  (14.13%)  (14.13%)  (13.83%)  (13.19%)  (13.19%)      --    (23.15%)  (23.86%)
For the year ended Dec. 31, 2002  (22.50%)  (22.99%)  (22.78%)  (22.78%)  (23.46%)  (22.78%)  (22.78%)      --    (19.28%)  (19.40%)
For the year ended Dec. 31, 2003   27.42%    26.87%    27.87%    27.87%    27.42%    27.87%    26.23%    33.00%    32.84%    33.33%
----------------------------------------------------------------------------------------------------------------------------------

                                  SIEQ1     WMCV7     WMCV6      JMC      WMCV4     WMCV3    WMCV8(5)   WMCV2     WMCV1    WMCV9(5)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  0.85   $  1.42   $  1.42   $  1.26   $  1.41   $  1.41        --   $  1.41   $  1.41        --
At Dec. 31, 2001                 $  0.65   $  1.57   $  1.57   $  1.40   $  1.56   $  1.56        --   $  1.56   $  1.56        --
At Dec. 31, 2002                 $  0.52   $  1.48   $  1.48   $  1.31   $  1.47   $  1.47        --   $  1.46   $  1.46        --
At Dec. 31, 2003                 $  0.69   $  1.87   $  1.87   $  1.66   $  1.86   $  1.85   $  1.33   $  1.84   $  1.84   $  1.33
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                     630     1,041     1,091       280       982       626        --       110       321        --
At Dec. 31, 2002                     634     1,065     1,458       423     1,266       799        --       125       386        --
At Dec. 31, 2003                     735     1,083     1,449       432     1,312       906        --       147       550        --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $   408   $ 1,633   $ 1,710   $   390   $ 1,533   $   977        --   $   171   $   499        --
At Dec. 31, 2002                 $   330   $ 1,574   $ 2,152   $   555   $ 1,857   $ 1,170        --   $   182   $   562        --
At Dec. 31, 2003                 $   510   $ 2,031   $ 2,711   $   719   $ 2,436   $ 1,679        --   $   271   $ 1,012        --
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001    1.34%     1.20%     1.36%     1.67%     1.43%     1.35%       --      1.27%     1.31%       --
For the year ended Dec. 31, 2002    1.08%     0.94%     1.10%     1.11%     1.03%     1.07%       --      1.03%     1.01%       --
For the year ended Dec. 31, 2003    4.94%     0.93%     0.94%     0.92%     0.93%     0.96%     1.94%     1.04%     1.13%     1.94%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    1.60%     1.20%     1.25%     1.40%     1.45%     1.50%       --      1.65%     1.70%       --
For the year ended Dec. 31, 2002    1.60%     1.20%     1.25%     1.40%     1.45%     1.50%       --      1.65%     1.70%       --
For the year ended Dec. 31, 2003    1.60%     1.20%     1.25%     1.40%     1.45%     1.50%     1.60%     1.65%     1.70%     1.80%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001  (23.53%)   10.56%    10.56%    11.11%    10.64%    10.64%       --     10.64%    10.64%       --
For the year ended Dec. 31, 2002  (20.00%)   (5.73%)   (5.73%)   (6.43%)   (5.77%)   (5.77%)      --     (6.41%)   (6.41%)      --
For the year ended Dec. 31, 2003   32.69%    26.35%    26.35%    26.72%    26.53%    25.85%    33.00%    26.03%    26.03%    33.00%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                   ESB      PJGT2     PJGT1      EJT      SGLT2     SGLT1     PJGP2     PJGP1      EJG      SGRP2
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  1.63   $  0.72   $  0.72   $  0.68   $  0.68   $  0.68   $  0.87   $  0.87   $  0.82   $  0.82
At Dec. 31, 2001                 $  1.53   $  0.45   $  0.45   $  0.42   $  0.42   $  0.42   $  0.64   $  0.64   $  0.61   $  0.60
At Dec. 31, 2002                 $  1.41   $  0.26   $  0.26   $  0.25   $  0.24   $  0.24   $  0.47   $  0.46   $  0.44   $  0.44
At Dec. 31, 2003                 $  1.59   $  0.38   $  0.38   $  0.35   $  0.35   $  0.35   $  0.61   $  0.60   $  0.57   $  0.56
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                   9,901        27       129       878       633     2,516       239       601     3,385     3,152
At Dec. 31, 2002                   8,096        89       131       779       254     1,352       283       759     2,583     2,346
At Dec. 31, 2003                   7,217        88       125       751       254     2,256       221       722     2,188     1,650
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $15,155   $    12   $    58   $   369   $   266   $ 1,055   $   154   $   386   $ 2,049   $ 1,906
At Dec. 31, 2002                 $11,433   $    23   $    34   $   191   $    62   $   329   $   132   $   353   $ 1,130   $ 1,023
At Dec. 31, 2003                 $11,462   $    33   $    47   $   266   $    89   $   792   $   134   $   436   $ 1,241   $   932
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001    2.54%     0.68%     0.87%     0.67%     0.63%     0.57%       --        --        --        --
For the year ended Dec. 31, 2002    2.33%       --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2003    2.19%       --        --        --        --        --        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    1.40%     1.15%     1.25%     1.40%     1.50%     1.60%     1.15%     1.25%     1.40%     1.50%
For the year ended Dec. 31, 2002    1.40%     1.15%     1.25%     1.40%     1.50%     1.60%     1.15%     1.25%     1.40%     1.50%
For the year ended Dec. 31, 2003    1.40%     1.15%     1.25%     1.40%     1.50%     1.60%     1.15%     1.25%     1.40%     1.50%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001   (6.13%)  (37.50%)  (37.50%)  (38.24%)  (38.24%)  (38.24%)  (26.44%)  (26.44%)  (25.61%)  (26.83%)
For the year ended Dec. 31, 2002   (7.84%)  (42.22%)  (42.22%)  (40.48%)  (42.86%)  (42.86%)  (26.56%)  (28.13%)  (27.87%)  (26.67%)
For the year ended Dec. 31, 2003   12.77%    46.15%    46.15%    40.00%    45.83%    45.83%    29.79%    30.43%    29.55%    27.27%
----------------------------------------------------------------------------------------------------------------------------------

                                  SGRP1      EJI      SINT2     SINT1     PJAG2     PJAG1      EJA      SAGP2     SAGP1     EWG
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  0.81   $  0.80   $  0.80   $  0.73   $  0.76   $  0.76   $  0.70   $  0.70   $  0.58   $  1.76
At Dec. 31, 2001                 $  0.60   $  0.60   $  0.60   $  0.55   $  0.46   $  0.45   $  0.42   $  0.42   $  0.35   $  1.34
At Dec. 31, 2002                 $  0.43   $  0.44   $  0.44   $  0.40   $  0.32   $  0.32   $  0.30   $  0.30   $  0.25   $  0.99
At Dec. 31, 2003                 $  0.56   $  0.58   $  0.58   $  0.53   $  0.43   $  0.43   $  0.39   $  0.39   $  0.33   $  1.21
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                   8,149     1,719     1,195     7,177       188       291     2,218       951     5,754     5,322
At Dec. 31, 2002                   5,747     1,323       541     4,904       312       270     1,833       456     3,767     4,305
At Dec. 31, 2003                   5,078     2,119       799     4,438       345       293     1,578       411     3,748     3,909
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $ 4,852   $ 1,034   $   719   $ 3,929   $    85   $   132   $   926   $   396   $ 1,999   $ 7,161
At Dec. 31, 2002                 $ 2,468   $   582   $   237   $ 1,962   $   101   $    87   $   542   $   135   $   926   $ 4,257
At Dec. 31, 2003                 $ 2,821   $ 1,238   $   465   $ 2,350   $   149   $   126   $   621   $   161   $ 1,221   $ 4,726
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --      0.71%     0.72%     0.68%       --        --        --        --        --      0.47%
For the year ended Dec. 31, 2002      --      0.61%     0.52%     0.60%       --        --        --        --        --      0.86%
For the year ended Dec. 31, 2003      --      1.14%     1.07%     0.99%       --        --        --        --        --      1.11%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    1.60%     1.40%     1.50%     1.60%     1.15%     1.25%     1.40%     1.50%     1.60%     1.40%
For the year ended Dec. 31, 2002    1.60%     1.40%     1.50%     1.60%     1.15%     1.25%     1.40%     1.50%     1.60%     1.40%
For the year ended Dec. 31, 2003    1.60%     1.40%     1.50%     1.60%     1.15%     1.25%     1.40%     1.50%     1.60%     1.40%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001  (25.93%)  (25.00%)  (25.00%)  (24.66%)  (39.47%)  (40.79%)  (40.00%)  (40.00%)  (39.66%)  (23.86%)
For the year ended Dec. 31, 2002  (28.33%)  (26.67%)  (26.67%)  (27.27%)  (30.43%)  (28.89%)  (28.57%)  (28.57%)  (28.57%)  (26.12%)
For the year ended Dec. 31, 2003   30.23%    31.82%    31.82%    32.50%    34.38%    34.38%    30.00%    30.00%    32.00%    22.22%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                   EDE      SUDE2     SUDE1      ERQ      SREQ2     SREQ1      ERI      SRIE2     SRIE1   PLAA2(14)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  0.94   $  0.89   $  0.93   $  1.00   $  1.00   $  1.08   $  0.96   $  0.95   $  0.95        --
At Dec. 31, 2001                 $  0.81   $  0.78   $  0.81   $  0.91   $  0.91   $  0.98   $  0.72   $  0.71   $  0.71        --
At Dec. 31, 2002                 $  0.60   $  0.58   $  0.60   $  0.75   $  0.75   $  0.81   $  0.63        --   $  0.62        --
At Dec. 31, 2003                 $  0.76   $  0.73   $  0.76   $  0.92   $  0.92   $  0.99   $  0.80   $  0.79   $  0.79   $  1.20
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                     700       230     1,041       168        23        63        82        --       201        --
At Dec. 31, 2002                     719       243       952       122        38       147        79        --       281        --
At Dec. 31, 2003                     826       276     1,065       133        38       193       133        --       427       222
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $   569   $   179   $   842   $   153   $    21   $    62   $    59        --   $   142        --
At Dec. 31, 2002                 $   434   $   140   $   571   $    92   $    29   $   119   $    50        --   $   174        --
At Dec. 31, 2003                 $   631   $   201   $   806   $   122   $    35   $   191   $   106        --   $   336   $   267
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001    0.48%     0.48%     0.59%     0.63%     0.53%     0.50%       --        --        --        --
For the year ended Dec. 31, 2002    0.05%     0.05%     0.05%     0.05%     0.06%     0.05%     0.08%       --      0.06%       --
For the year ended Dec. 31, 2003    0.65%     0.65%     0.70%     0.68%     0.71%     0.68%     0.29%     0.70%     0.42%       --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    1.40%     1.50%     1.60%     1.40%     1.50%     1.60%     1.40%     1.50%     1.60%       --
For the year ended Dec. 31, 2002    1.40%     1.50%     1.60%     1.40%     1.50%     1.60%     1.40%     1.50%     1.60%       --
For the year ended Dec. 31, 2003    1.40%     1.50%     1.60%     1.40%     1.50%     1.60%     1.40%     1.50%     1.60%     1.15%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001  (13.83%)  (12.36%)  (12.90%)   (9.00%)   (9.00%)   (9.26%)  (25.00%)  (25.26%)  (25.26%)      --
For the year ended Dec. 31, 2002  (25.93%)  (25.64%)  (25.93%)  (17.58%)  (17.58%)  (17.35%)  (12.50%)      --    (12.68%)      --
For the year ended Dec. 31, 2003   26.67%    25.86%    26.67%    22.67%    22.67%    22.22%    26.98%   (21.00%)   27.42%    20.00%
----------------------------------------------------------------------------------------------------------------------------------

                                PLAA1(14)   PEQU2     PEQU1   PLFS2(14) PLFS1(14) PLSC2(15) PLSC1(15)   UGRS1     UGRS2    WGRS7(6)
                                --------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --   $  0.95   $  0.95        --        --        --        --   $  0.95   $  0.95        --
At Dec. 31, 2001                      --   $  0.77   $  0.77        --        --        --        --   $  0.71   $  0.70        --
At Dec. 31, 2002                      --   $  0.55   $  0.55        --        --        --        --   $  0.50   $  0.50        --
At Dec. 31, 2003                 $  1.20   $  0.68   $  0.68   $  1.01   $  1.01   $  1.50   $  1.50   $  0.61   $  0.61   $  1.02
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --       309       641        --        --        --        --       326     2,288        --
At Dec. 31, 2002                      --       343       792        --        --        --        --       421     3,137        --
At Dec. 31, 2003                     507       625     1,135       359     1,658        49       107       515     3,620        --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --   $   238   $   494        --        --        --        --   $   230   $ 1,610        --
At Dec. 31, 2002                      --   $   189   $   436        --        --        --        --   $   213   $ 1,579        --
At Dec. 31, 2003                 $   609   $   424   $   766   $   363   $ 1,676   $    73   $   160   $   315   $ 2,209        --
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --      0.02%     0.02%       --
For the year ended Dec. 31, 2002      --      0.25%     0.25%       --        --        --        --        --        --        --
For the year ended Dec. 31, 2003      --      0.35%     0.35%       --        --        --        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --      1.15%     1.25%       --        --        --        --      1.00%     1.10%       --
For the year ended Dec. 31, 2002      --      1.15%     1.25%       --        --        --        --      1.00%     1.10%       --
For the year ended Dec. 31, 2003    1.25%     1.15%     1.25%     1.15%     1.25%     1.15%     1.25%     1.00%     1.10%     1.20%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --    (18.95%)  (18.95%)      --        --        --        --    (25.26%)  (26.32%)      --
For the year ended Dec. 31, 2002      --    (28.57%)  (28.57%)      --        --        --        --    (29.58%)  (28.57%)      --
For the year ended Dec. 31, 2003   20.00%    23.64%    23.64%     1.00%     1.00%    50.00%    50.00%    22.00%    22.00%     2.00%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                  UGRS3    UGRS5(7)   UGRS4    WGRS5(7)  WGRS4(6)  WGRS3(6)  UGRS6(7)  WGRS8(7)  UGRS7(7)  UGRS9(6)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  0.95        --   $  0.95        --        --        --        --        --        --        --
At Dec. 31, 2001                 $  0.70        --   $  0.70        --        --        --        --        --        --        --
At Dec. 31, 2002                 $  0.50        --   $  0.50        --        --        --        --        --        --        --
At Dec. 31, 2003                 $  0.61   $  1.23   $  0.60   $  1.23   $  1.02   $  1.02   $  1.23   $  1.23   $  1.23   $  1.02
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                     662        --     1,928        --        --        --        --        --        --        --
At Dec. 31, 2002                     875        --     2,832        --        --        --        --        --        --        --
At Dec. 31, 2003                     938        32     2,708        58        39        --        87        --        75        --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $   469        --   $ 1,352        --        --        --        --        --        --        --
At Dec. 31, 2002                 $   441        --   $ 1,416        --        --        --        --        --        --        --
At Dec. 31, 2003                 $   572   $    39   $ 1,638   $    71   $    39        --   $   107        --   $    92        --
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001    0.03%       --      0.04%       --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2003      --        --        --        --        --        --        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    1.25%       --      1.35%       --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    1.25%       --      1.35%       --        --        --        --        --        --        --
For the year ended Dec. 31, 2003    1.25%     1.30%     1.35%     1.40%     1.45%     1.50%     1.55%     1.60%     1.65%     1.75%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001  (26.32%)      --    (26.32%)      --        --        --        --        --        --        --
For the year ended Dec. 31, 2002  (28.57%)      --    (28.57%)      --        --        --        --        --        --        --
For the year ended Dec. 31, 2003   22.00%    23.00%    20.00%    23.00%     2.00%     2.00%    23.00%    23.00%    23.00%     2.00%
----------------------------------------------------------------------------------------------------------------------------------

                                 UGRS8(7)   PGIS2     WGIS7     PGIS1     WGIS5     WGIS4     WGIS3    WGIS8(5)   WGIS2     WGIS1
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --   $  1.04   $  1.03   $  1.04   $  1.02   $  1.02   $  1.02        --   $  1.02   $  1.02
At Dec. 31, 2001                      --   $  0.86   $  0.86   $  0.86   $  0.84   $  0.84   $  0.84        --   $  0.84   $  0.84
At Dec. 31, 2002                      --   $  0.67   $  0.67   $  0.67   $  0.66   $  0.66   $  0.66        --   $  0.65   $  0.65
At Dec. 31, 2003                 $  1.22   $  0.81   $  0.81   $  0.81   $  0.79   $  0.79   $  0.79   $  1.25   $  0.79   $  0.78
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --         9     1,400     1,377       219     1,420     1,473        --        87       151
At Dec. 31, 2002                      --         2     1,476     1,578       346     1,500     1,503        --        68       166
At Dec. 31, 2003                       2         2     1,326     1,661       505     1,612     1,935        --        60       354
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --   $     7   $ 1,202   $ 1,184   $   185   $ 1,199   $ 1,242        --   $    73   $   127
At Dec. 31, 2002                      --   $     1   $   990   $ 1,059   $   228   $   986   $   986        --   $    45   $   108
At Dec. 31, 2003                 $     3   $     1   $ 1,074   $ 1,345   $   400   $ 1,275   $ 1,528        --   $    47   $   277
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --      0.63%     0.41%     0.35%     0.34%     0.39%     0.43%       --      0.39%     0.27%
For the year ended Dec. 31, 2002      --      0.71%     0.52%     0.57%     0.56%     0.60%     0.55%       --      0.53%     0.63%
For the year ended Dec. 31, 2003      --      0.66%     0.67%     0.65%     0.68%     0.65%     0.61%       --      0.66%     0.55%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --      1.15%     1.20%     1.25%     1.40%     1.45%     1.50%       --      1.65%     1.70%
For the year ended Dec. 31, 2002      --      1.15%     1.20%     1.25%     1.40%     1.45%     1.50%       --      1.65%     1.70%
For the year ended Dec. 31, 2003    1.85%     1.15%     1.20%     1.25%     1.40%     1.45%     1.50%     1.60%     1.65%     1.70%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --    (17.31%)  (16.50%)  (17.31%)  (17.65%)  (17.65%)  (17.65%)      --    (17.65%)  (17.65%)
For the year ended Dec. 31, 2002      --    (22.09%)  (22.09%)  (22.09%)  (21.43%)  (21.43%)  (21.43%)      --    (22.62%)  (22.62%)
For the year ended Dec. 31, 2003   22.00%    20.90%    20.90%    20.90%    19.70%    19.70%    19.70%    25.00%    21.54%    20.00%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                 WGIS9(5)   PSGI2     PSGI1    WSGI5(4)  WSGI3(4)  WSGI8(4)  WSGI1(4)  WSGI9(4)   PNDS2     PNDS1
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --   $  0.99   $  0.99        --        --        --        --        --   $  1.38   $  1.38
At Dec. 31, 2001                      --   $  0.82   $  0.82        --        --        --        --        --   $  1.30   $  1.30
At Dec. 31, 2002                      --   $  0.64   $  0.64        --        --        --        --        --   $  0.88   $  0.88
At Dec. 31, 2003                 $  1.25   $  0.77   $  0.77   $  0.96   $  0.95   $  0.95   $  0.96   $  0.95   $  1.16   $  1.16
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --       110       324        --        --        --        --        --        14        18
At Dec. 31, 2002                      --       194       530        --        --        --        --        --        27        32
At Dec. 31, 2003                      --       193       535         5        39        --        21        --        30        32
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --   $    90   $   266        --        --        --        --        --   $    18   $    24
At Dec. 31, 2002                      --   $   124   $   338        --        --        --        --        --   $    23   $    28
At Dec. 31, 2003                      --   $   149   $   411   $     4   $    37        --   $    20        --   $    35   $    38
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --      0.16%     0.12%       --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --      0.42%     0.41%       --      0.54%     0.56%     0.56%     0.56%       --        --
For the year ended Dec. 31, 2003      --      0.46%     0.45%       --        --        --      0.12%       --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --      1.15%     1.25%       --        --        --        --        --      1.15%     1.25%
For the year ended Dec. 31, 2002      --      1.15%     1.25%     1.40%     1.50%     1.60%     1.70%     1.80%     1.15%     1.25%
For the year ended Dec. 31, 2003    1.80%     1.15%     1.25%     1.40%     1.50%     1.60%     1.70%     1.80%     1.15%     1.25%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --    (17.17%)  (17.17%)      --        --        --        --        --     (5.80%)   (5.80%)
For the year ended Dec. 31, 2002      --    (21.95%)  (21.95%)      --        --        --        --        --    (32.31%)  (32.31%)
For the year ended Dec. 31, 2003   25.00%    20.31%    20.31%    (4.00%)   (5.00%)   (5.00%)   (4.00%)   (5.00%)   31.82%    31.82%
----------------------------------------------------------------------------------------------------------------------------------

                                   END      SNDS2     SNDS1     UNDS1     UNDS2     PSND2    WSND7(6)   PSND1    UNDS5(7)   UNDS4
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  1.42   $  0.95   $  0.88   $  1.01   $  1.01   $  0.93        --   $  0.93        --   $  1.01
At Dec. 31, 2001                 $  1.33   $  0.89   $  0.82   $  0.95   $  0.95   $  0.87        --   $  0.87        --   $  0.94
At Dec. 31, 2002                 $  0.89   $  0.60   $  0.55   $  0.64   $  0.64   $  0.59        --   $  0.58        --   $  0.63
At Dec. 31, 2003                 $  1.18   $  0.79   $  0.73   $  0.84   $  0.84   $  0.77   $  0.98   $  0.77   $  1.34   $  0.83
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                   1,506     1,229     9,128       115       317        11        --       293        --       454
At Dec. 31, 2002                   1,252       403     4,295       165       569        42        --       441        --       832
At Dec. 31, 2003                   1,301       440     5,133       388     1,414        43        10       707        24     1,295
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $ 1,999   $ 1,097   $ 7,498   $   109   $   300   $    10        --   $   258        --   $   428
At Dec. 31, 2002                 $ 1,121   $   242   $ 2,373   $   106   $   363   $    25        --   $   260        --   $   527
At Dec. 31, 2003                 $ 1,536   $   348   $ 3,732   $   327   $ 1,190   $    33   $    10   $   547   $    32   $ 1,080
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2003      --        --        --        --        --        --        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    1.40%     1.50%     1.60%     1.00%     1.10%     1.15%       --      1.25%       --      1.35%
For the year ended Dec. 31, 2002    1.40%     1.50%     1.60%     1.00%     1.10%     1.15%       --      1.25%       --      1.35%
For the year ended Dec. 31, 2003    1.40%     1.50%     1.60%     1.00%     1.10%     1.15%     1.20%     1.25%     1.30%     1.35%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001   (6.34%)   (6.32%)   (6.82%)   (5.94%)   (5.94%)   (6.45%)      --     (6.45%)      --     (6.93%)
For the year ended Dec. 31, 2002  (33.08%)  (32.58%)  (32.93%)  (32.63%)  (32.63%)  (32.18%)      --    (33.33%)      --    (32.98%)
For the year ended Dec. 31, 2003   32.58%    31.67%    32.73%    31.25%    31.25%    30.51%    (2.00%)   32.76%    34.00%    31.75%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                 WSND5(4)  WSND4(6)  WSND3(4)  UNDS6(7)  WSND8(4)  UNDS7(7)  WSND1(4)  UNDS9(6)  WSND9(4)  UNDS8(7)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                 $  0.73        --   $  0.73        --        --        --   $  0.73        --        --        --
At Dec. 31, 2003                 $  0.97   $  0.98   $  0.96   $  1.34   $  0.96   $  1.34   $  0.96   $  0.98   $  0.96   $  1.33
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      20        --         9        --        --        --         1        --        --        --
At Dec. 31, 2003                     180        10        14        49        13       117       107        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                 $    15        --   $     7        --        --        --   $     1        --        --        --
At Dec. 31, 2003                 $   174   $    10   $    13   $    66   $    13   $   156   $   103        --        --   $     1
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2003      --        --        --        --        --        --        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    1.40%       --      1.50%       --      1.60%       --      1.70%       --      1.80%       --
For the year ended Dec. 31, 2003    1.40%     1.45%     1.50%     1.55%     1.60%     1.65%     1.70%     1.75%     1.80%     1.85%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002  (27.00%)      --    (27.00%)      --        --        --    (27.00%)      --        --        --
For the year ended Dec. 31, 2003   32.88%    (2.00%)   31.51%    34.00%    (4.00%)   34.00%    31.51%    (2.00%)   (4.00%)   33.00%
----------------------------------------------------------------------------------------------------------------------------------

                                   ERS      SRSS2     SRSS1     PTRS2     PTRS1     UTRS1     UTRS2     PSTR2    WSTR7(6)   PSTR1
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  1.09   $  0.90   $  0.95   $  1.15   $  1.14   $  1.12   $  1.12   $  1.06        --   $  1.06
At Dec. 31, 2001                 $  0.85   $  0.70   $  0.73   $  1.14   $  1.13   $  1.10   $  1.10   $  1.05        --   $  1.05
At Dec. 31, 2002                 $  0.63   $  0.52   $  0.55   $  1.06   $  1.06   $  1.04   $  1.03   $  0.98        --   $  0.98
At Dec. 31, 2003                 $  0.77   $  0.64   $  0.67   $  1.22   $  1.22   $  1.19   $  1.18   $  1.13   $  1.05   $  1.12
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                   1,873     1,090     3,850        36        77       792     3,440       248        --     1,861
At Dec. 31, 2002                   1,695       915     2,675        45        74     1,585     7,687       688        --     3,949
At Dec. 31, 2003                   1,404       360     2,362        46        89     2,457    13,127       696        82     5,443
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $ 1,585   $   761   $ 2,825   $    41   $    87   $   875   $ 3,794   $   260        --   $ 1,953
At Dec. 31, 2002                 $ 1,068   $   475   $ 1,458   $    48   $    79   $ 1,640   $ 7,937   $   676        --   $ 3,873
At Dec. 31, 2003                 $ 1,087   $   229   $ 1,580   $    56   $   108   $ 2,922   $15,553   $   784   $    86   $ 6,115
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001    0.01%     0.01%     0.01%     0.65%     2.14%     0.90%     0.88%     0.47%       --      0.89%
For the year ended Dec. 31, 2002    0.27%     0.28%     0.26%     1.53%     1.59%     1.39%     1.43%     1.33%       --      1.41%
For the year ended Dec. 31, 2003    0.70%     0.85%     0.75%     1.73%     1.70%     1.48%     1.43%     1.66%       --      1.57%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    1.40%     1.50%     1.60%     1.15%     1.25%     1.00%     1.10%     1.15%       --      1.25%
For the year ended Dec. 31, 2002    1.40%     1.50%     1.60%     1.15%     1.25%     1.00%     1.10%     1.15%       --      1.25%
For the year ended Dec. 31, 2003    1.40%     1.50%     1.60%     1.15%     1.25%     1.00%     1.10%     1.15%     1.20%     1.25%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001  (22.02%)  (22.22%)  (23.16%)   (0.87%)   (0.88%)   (1.79%)   (1.79%)   (0.94%)      --     (0.94%)
For the year ended Dec. 31, 2002  (25.88%)  (25.71%)  (24.66%)   (7.02%)   (6.19%)   (5.45%)   (6.36%)   (6.67%)      --     (6.67%)
For the year ended Dec. 31, 2003   22.22%    23.08%    21.82%    15.09%    15.09%    14.42%    14.56%    15.31%     5.00%    14.29%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                 UTRS5(7)   UTRS4    WSTR5(4)  WSTR4(6)  WSTR3(4)  UTRS6(7)  WSTR8(4)  UTRS7(7)  WSTR1(4)  UTRS9(6)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --   $  1.11        --        --        --        --        --        --        --        --
At Dec. 31, 2001                      --   $  1.10        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --   $  1.03   $  0.93        --   $  0.93        --   $  0.93        --   $  0.93        --
At Dec. 31, 2003                 $  1.17   $  1.17   $  1.06   $  1.05   $  1.06   $  1.17   $  1.06   $  1.17   $  1.06   $  1.05
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --     3,493        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --     8,646        11        --        26        --         6        --         7        --
At Dec. 31, 2003                   1,583    16,041     1,510        80       261     1,127     1,453     2,107       348        68
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --   $ 3,839        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --   $ 8,870   $    10        --   $    24        --   $     5        --   $     6        --
At Dec. 31, 2003                 $ 1,855   $18,835   $ 1,601   $    84   $   276   $ 1,318   $ 1,536   $ 2,461   $   367   $    71
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --      0.87%       --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --      1.46%     0.06%       --      0.01%       --      0.03%       --      0.04%       --
For the year ended Dec. 31, 2003    0.31%     1.42%     0.39%       --      1.12%     0.75%     2.00%     0.30%     0.73%       --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --      1.35%       --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --      1.35%     1.40%       --      1.50%       --      1.60%       --      1.70%       --
For the year ended Dec. 31, 2003    1.30%     1.35%     1.40%     1.45%     1.50%     1.55%     1.60%     1.65%     1.70%     1.75%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --     (0.90%)      --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --     (6.36%)   (7.00%)      --     (7.00%)      --     (7.00%)      --     (7.00%)      --
For the year ended Dec. 31, 2003   17.00%    13.59%    13.98%     5.00%    13.98%    17.00%    13.98%    17.00%    13.98%     5.00%
----------------------------------------------------------------------------------------------------------------------------------

                                 WSTR9(4)  UTRS8(7)   PUTS2     WUTS7     PUTS1      EUT      WUTS4     WUTS3     SUTS1     WUTS2
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --   $  1.21   $  0.93   $  1.20   $  1.27   $  0.93   $  0.85   $  0.98   $  0.85
At Dec. 31, 2001                      --        --   $  0.90   $  0.70   $  0.90   $  0.95   $  0.69   $  0.63   $  0.73   $  0.63
At Dec. 31, 2002                      --        --   $  0.69   $  0.53   $  0.69   $  0.72   $  0.53   $  0.48   $  0.56   $  0.48
At Dec. 31, 2003                 $  1.04   $  1.17   $  0.93   $  0.72   $  0.92   $  0.97   $  0.71   $  0.64   $  0.75   $  0.64
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        37     2,308     1,999     2,550     4,300     2,824     2,469       567
At Dec. 31, 2002                      --        --        36     1,931     1,631     2,205     3,195     2,321     2,042       453
At Dec. 31, 2003                      --       240        34     1,686     1,393     1,996     2,887     2,767     1,521       415
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --   $    33   $ 1,611   $ 1,801   $ 2,420   $ 2,987   $ 1,786   $ 1,812   $   358
At Dec. 31, 2002                      --        --   $    25   $ 1,028   $ 1,121   $ 1,594   $ 1,690   $ 1,117   $ 1,140   $   217
At Dec. 31, 2003                      --   $   280   $    32   $ 1,205   $ 1,285   $ 1,933   $ 2,045   $ 1,782   $ 1,135   $   266
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --      2.57%     2.96%     3.25%     3.43%     3.03%     3.19%     3.60%     2.99%
For the year ended Dec. 31, 2002    1.97%       --      2.56%     2.68%     2.74%     2.69%     2.86%     2.74%     2.81%     2.80%
For the year ended Dec. 31, 2003      --      0.63%     2.37%     2.32%     2.31%     2.28%     2.30%     2.17%     2.23%     2.11%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --      1.15%     1.20%     1.25%     1.40%     1.45%     1.50%     1.60%     1.65%
For the year ended Dec. 31, 2002    1.80%       --      1.15%     1.20%     1.25%     1.40%     1.45%     1.50%     1.60%     1.65%
For the year ended Dec. 31, 2003    1.80%     1.85%     1.15%     1.20%     1.25%     1.40%     1.45%     1.50%     1.60%     1.65%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --    (25.62%)  (24.73%)  (25.00%)  (25.20%)  (25.81%)  (25.88%)  (25.51%)  (25.88%)
For the year ended Dec. 31, 2002      --        --    (23.33%)  (24.29%)  (23.33%)  (24.21%)  (23.19%)  (23.81%)  (23.29%)  (23.81%)
For the year ended Dec. 31, 2003    4.00%    17.00%    34.78%    35.85%    33.33%    34.72%    33.96%    33.33%    33.93%    33.33%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                  WUTS1    WUTS9(5)  USUT1(8)  USUT2(8)   PSUT2    WSUT7(6)   PSUT1    USUT5(7)  USUT4(8)  WSUT5(4)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  0.85        --        --        --   $  1.01        --   $  1.01        --        --        --
At Dec. 31, 2001                 $  0.63        --        --        --   $  0.75        --   $  0.75        --        --        --
At Dec. 31, 2002                 $  0.48        --   $  0.87   $  0.87   $  0.57        --   $  0.57        --   $  0.87   $  0.85
At Dec. 31, 2003                 $  0.64   $  1.33   $  1.17   $  1.17   $  0.77   $  1.09   $  0.76   $  1.34   $  1.17   $  1.14
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                     713        --        --        --        61        --       126        --        --        --
At Dec. 31, 2002                     721        --        --        23       140        --       209        --         5         6
At Dec. 31, 2003                     684        --        40       284       143        --       264        45       149        38
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $   449        --        --        --   $    46        --   $    95        --        --        --
At Dec. 31, 2002                 $   345        --        --   $    20   $    80        --   $   119        --   $     5   $     5
At Dec. 31, 2003                 $   437        --   $    47   $   333   $   109        --   $   202   $    61   $   174   $    44
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001    2.89%       --        --        --      0.02%       --      2.76%       --        --        --
For the year ended Dec. 31, 2002    2.65%       --        --        --      2.41%       --      2.30%       --        --      0.02%
For the year ended Dec. 31, 2003    2.32%       --      1.46%     1.26%     2.17%       --      1.98%     0.17%     0.46%     0.71%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    1.70%       --        --        --      1.15%       --      1.25%       --        --        --
For the year ended Dec. 31, 2002    1.70%       --      1.00%     1.10%     1.15%       --      1.25%       --      1.35%     1.40%
For the year ended Dec. 31, 2003    1.70%     1.80%     1.00%     1.10%     1.15%     1.20%     1.25%     1.30%     1.35%     1.40%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001  (25.88%)      --        --        --    (25.74%)      --    (25.74%)      --        --        --
For the year ended Dec. 31, 2002  (23.81%)      --    (13.00%)  (13.00%)  (24.00%)      --    (24.00%)      --    (13.00%)  (15.00%)
For the year ended Dec. 31, 2003   33.33%    33.00%    34.48%    34.48%    35.09%     9.00%    33.33%    34.00%    34.48%    34.12%
----------------------------------------------------------------------------------------------------------------------------------

                                 WSUT4(6)  WSUT3(4)  USUT6(7)  WSUT8(4)  USUT7(7)  WSUT1(4)  USUT9(6)  WSUT9(4)  USUT8(7)    EEQ
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --        --        --        --   $  1.30
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --   $  1.19
At Dec. 31, 2002                      --   $  0.85        --        --        --   $  0.85        --        --        --   $  0.92
At Dec. 31, 2003                 $  1.09   $  1.14   $  1.34   $  1.11   $  1.30   $  1.13   $  1.09   $  1.10   $  1.30   $  1.17
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --     1,734
At Dec. 31, 2002                      --        10        --        --        --         9        --        --        --     1,473
At Dec. 31, 2003                      10        11        48        34        59        37        --        --        12     1,313
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --   $ 2,065
At Dec. 31, 2002                      --   $     8        --        --        --   $     8        --        --        --   $ 1,359
At Dec. 31, 2003                 $    11   $    12   $    63        37   $    77   $    41        --        --   $    16   $ 1,536
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --      0.73%
For the year ended Dec. 31, 2002      --      0.09%       --      3.10%       --      0.05%       --      3.10%       --      0.91%
For the year ended Dec. 31, 2003      --      2.16%     2.01%       --        --      1.68%       --        --        --      1.38%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --      1.40%
For the year ended Dec. 31, 2002      --      1.50%       --      1.60%       --      1.70%       --      1.80%       --      1.40%
For the year ended Dec. 31, 2003    1.45%     1.50%     1.55%     1.60%     1.65%     1.70%     1.75%     1.80%     1.85%     1.40%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --     (8.46%)
For the year ended Dec. 31, 2002      --    (15.00%)      --        --        --    (15.00%)      --        --        --    (22.69%)
For the year ended Dec. 31, 2003    9.00%    34.12%    34.00%    11.00%    30.00%    32.94%     9.00%    10.00%    30.00%    27.17%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                   EMD       ESC       EUS       EGR     UOCA1(8)  UOCA2(8)  WOCA7(6)  UOCA3(8)  UOCA5(7)  UOCA4(8)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  2.26   $  1.25   $  1.31   $  1.71        --        --        --        --        --        --
At Dec. 31, 2001                 $  2.12   $  1.33   $  1.38   $  1.47        --        --        --        --        --        --
At Dec. 31, 2002                 $  1.73   $  1.03   $  1.49   $  1.06   $  0.78   $  0.78        --   $  0.78        --   $  0.78
At Dec. 31, 2003                 $  2.08   $  1.45   $  1.49   $  1.37   $  1.01   $  1.01   $  1.05   $  1.01   $  1.32   $  1.01
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                   4,419     2,776     4,284     5,441        --        --        --        --        --        --
At Dec. 31, 2002                   3,505     2,331     3,728     4,574         9       141        --        39        --       163
At Dec. 31, 2003                   3,074     2,149     3,606     4,247       130     1,433        19       242       312     1,137
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $ 9,359   $ 3,698   $ 5,916   $ 8,006        --        --        --        --        --        --
At Dec. 31, 2002                 $ 6,085   $ 2,400   $ 5,567   $ 4,854   $     7   $   111        --   $    30        --   $   127
At Dec. 31, 2003                 $ 6,408   $ 3,112   $ 5,392   $ 5,819   $   132   $ 1,452   $    20   $   244   $   411   $ 1,147
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001    2.46%     0.84%     4.36%     0.66%       --        --        --        --        --        --
For the year ended Dec. 31, 2002    2.07%     0.08%     4.66%     0.63%       --        --        --        --        --        --
For the year ended Dec. 31, 2003    1.88%     0.05%     2.92%     0.39%     0.14%     0.13%       --      0.31%       --      0.16%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    1.40%     1.40%     1.40%     1.40%       --        --        --        --        --        --
For the year ended Dec. 31, 2002    1.40%     1.40%     1.40%     1.40%     1.00%     1.10%       --      1.25%       --      1.35%
For the year ended Dec. 31, 2003    1.40%     1.40%     1.40%     1.40%     1.00%     1.10%     1.20%     1.25%     1.30%     1.35%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001   (6.19%)    6.40%     5.34%   (14.04%)      --        --        --        --        --        --
For the year ended Dec. 31, 2002  (18.40%)  (22.56%)    7.97%   (27.89%)  (22.00%)  (22.00%)      --    (22.00%)      --    (22.00%)
For the year ended Dec. 31, 2003   20.23%    40.78%     0.00%    29.25%    29.49%    29.49%     5.00%    29.49%    32.00%    29.49%
----------------------------------------------------------------------------------------------------------------------------------

                                 WOCA5(9)  WOCA4(6)  WOCA3(9)  UOCA6(7)  WOCA8(9)  UOCA7(7)  WOCA1(9)  UOCA9(6)  WOCA9(9)  UOCA8(7)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                 $  0.97        --   $  0.97        --        --        --   $  0.97        --   $  0.96        --
At Dec. 31, 2003                 $  1.25   $  1.05   $  1.24   $  1.31   $  1.24   $  1.31   $  1.24   $  1.05   $  1.23   $  1.31
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --        --         4        --        --        --        --        --        --        --
At Dec. 31, 2003                     167        24        41       187       165       148        14         5        --        59
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --        --   $     4        --        --        --        --        --        --        --
At Dec. 31, 2003                 $   208   $    26   $    51   $   244   $   205   $   194   $    17   $     5        --   $    77
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2003      --        --      0.09%       --        --        --        --        --      0.01%       --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    1.40%       --      1.50%       --      1.60%       --      1.70%       --      1.80%       --
For the year ended Dec. 31, 2003    1.40%     1.45%     1.50%     1.55%     1.60%     1.65%     1.70%     1.75%     1.80%     1.85%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002   (3.00%)      --     (3.00%)      --        --        --     (3.00%)      --     (4.00%)      --
For the year ended Dec. 31, 2003   28.87%     5.00%    27.84%    31.00%    27.84%    31.00%    27.84%     5.00%    28.13%    31.00%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                   EGS     UOGS1(8)  UOGS2(8) WOGS7(10) WOGS6(10)  UOGS5(7)  UOGS4(8) WOGS5(10) WOGS4(10) WOGS3(10)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  1.49        --        --        --        --        --        --        --        --        --
At Dec. 31, 2001                 $  1.29        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                 $  0.99   $  0.77   $  0.77   $  0.77   $  0.77        --   $  0.77   $  0.77   $  0.77   $  0.77
At Dec. 31, 2003                 $  1.40   $  1.09   $  1.08   $  1.09   $  1.09   $  1.46   $  1.08   $  1.09   $  1.09   $  1.09
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                     158        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                     154        25       123        13       190        --        56        12         6        78
At Dec. 31, 2003                     151       154       786        82       788        65       620       347       299       508
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $   204        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                 $   152   $    19   $    95   $    10   $   147        --   $    43   $     9   $     5   $    60
At Dec. 31, 2003                 $   211   $   167   $   852   $    89   $   860   $    96   $   669   $   378   $   325   $   552
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001    0.72%       --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    0.56%       --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2003    0.76%     0.45%     0.22%     0.30%     0.35%       --      0.14%     0.06%     0.15%     0.22%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    1.40%       --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    1.40%     1.00%     1.10%     1.20%     1.25%       --      1.35%     1.40%     1.45%     1.50%
For the year ended Dec. 31, 2003    1.40%     1.00%     1.10%     1.20%     1.25%     1.30%     1.35%     1.40%     1.45%     1.50%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001  (13.42%)      --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002  (23.26%)  (23.00%)  (23.00%)  (23.00%)  (23.00%)      --    (23.00%)  (23.00%)  (23.00%)  (23.00%)
For the year ended Dec. 31, 2003   41.41%    41.56%    40.26%    41.56%    41.56%    46.00%    40.26%    41.56%    41.56%    41.56%
----------------------------------------------------------------------------------------------------------------------------------

                                 UOGS6(7)  WOGS8(9) WOGS2(10) WOGS1(10)  UOGS9(6)  WOGS9(9)  UOGS8(7)    EHI     UOHI1(8)  UOHI2(8)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --        --   $  0.98        --        --
At Dec. 31, 2001                      --        --        --        --        --        --        --   $  0.98        --        --
At Dec. 31, 2002                      --   $  0.93        --        --        --        --        --   $  0.95   $  0.96   $  0.96
At Dec. 31, 2003                 $  1.46   $  1.30   $  1.07   $  1.08   $  1.08   $  1.30   $  1.46   $  1.16   $  1.18   $  1.18
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --     3,906        --        --
At Dec. 31, 2002                      --         9        --        --        --        --        --     3,065        18       136
At Dec. 31, 2003                      56        13       229       136        --        83         4     2,742       301       922
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --   $ 3,845        --        --
At Dec. 31, 2002                      --   $     8        --        --        --        --        --   $ 2,904   $    18   $   131
At Dec. 31, 2003                 $    82   $    17   $   247   $   147        --   $   108   $     7   $ 3,176   $   354   $ 1,083
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --     10.45%       --        --
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --     11.13%       --        --
For the year ended Dec. 31, 2003      --      0.52%       --      0.05%       --      0.21%       --      7.21%     1.34%     2.73%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --      1.40%       --        --
For the year ended Dec. 31, 2002      --      1.60%     1.65%     1.70%       --      1.80%       --      1.40%     1.00%     1.10%
For the year ended Dec. 31, 2003    1.55%     1.60%     1.65%     1.70%     1.75%     1.80%     1.85%     1.40%     1.00%     1.10%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --      0.00%       --        --
For the year ended Dec. 31, 2002      --     (7.00%)      --        --        --        --        --     (3.06%)   (4.00%)   (4.00%)
For the year ended Dec. 31, 2003   46.00%    39.78%     7.00%     8.00%     8.00%    30.00%    46.00%    22.11%    22.92%    22.92%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                 WOHI7(6)  UOHI3(8)  UOHI5(7)  UOHI4(8)  WOHI5(7)  WOHI4(6)  WOHI3(6)  UOHI6(7)  WOHI8(7)  UOHI7(7)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --   $  0.96        --   $  0.96        --        --        --        --        --        --
At Dec. 31, 2003                 $  1.03   $  1.17   $  1.12   $  1.17   $  1.21   $  1.03   $  1.03   $  1.20   $  1.11   $  1.20
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --         4        --        76        --        --        --        --        --        --
At Dec. 31, 2003                      81       209       212       617       449        --         1       274        14       167
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --   $     4        --   $    73        --        --        --        --        --        --
At Dec. 31, 2003                 $    83   $   245   $   237   $   722   $   541   $     1   $     1   $   330   $    16   $   201
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2003      --      0.72%       --      2.07%     0.74%       --        --      0.06%       --      0.33%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --      1.25%       --      1.35%       --        --        --        --        --        --
For the year ended Dec. 31, 2003    1.20%     1.25%     1.30%     1.35%     1.40%     1.45%     1.50%     1.55%     1.60%     1.65%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --     (4.00%)      --     (4.00%)      --        --        --        --        --        --
For the year ended Dec. 31, 2003    3.00%    21.88%    12.00%    21.88%    21.00%     3.00%     3.00%    20.00%    11.00%    20.00%
----------------------------------------------------------------------------------------------------------------------------------

                                 UOHI9(6)  UOHI8(7)    EGC     UOSM1(8)  UOSM2(8)  WOSM7(6)  UOSM3(8)  UOSM5(7)  UOSM4(8) WOSM5(11)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --   $  0.99        --        --        --        --        --        --        --
At Dec. 31, 2001                      --        --   $  0.88        --        --        --        --        --        --        --
At Dec. 31, 2002                      --        --   $  0.71   $  0.79   $  0.79        --   $  0.79        --   $  0.79   $  0.95
At Dec. 31, 2003                 $  1.03   $  1.11   $  0.88   $  1.13   $  1.13   $  1.03   $  1.13   $  1.44   $  1.13   $  1.35
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --       591        --        --        --        --        --        --        --
At Dec. 31, 2002                      --        --       538        33       199        --        65        --        87         4
At Dec. 31, 2003                      --        21       465       121     1,150        38       217       146       824       247
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --   $   521        --        --        --        --        --        --        --
At Dec. 31, 2002                      --        --   $   379   $    26   $   158        --   $    52        --   $    69   $     3
At Dec. 31, 2003                      --   $    24   $   409   $   137   $ 1,302   $    39   $   245   $   210   $   929   $   335
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --      0.61%       --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --      0.76%       --        --        --        --        --        --        --
For the year ended Dec. 31, 2003      --        --      0.96%       --        --        --        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --      1.40%       --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --      1.40%     1.00%     1.10%       --      1.25%       --      1.35%     1.40%
For the year ended Dec. 31, 2003    1.75%     1.85%     1.40%     1.00%     1.10%     1.20%     1.25%     1.30%     1.35%     1.40%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --    (11.11%)      --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --    (19.32%)  (21.00%)  (21.00%)      --    (21.00%)      --    (21.00%)   (5.00%)
For the year ended Dec. 31, 2003    3.00%    11.00%    23.94%    43.04%    43.04%     3.00%    43.04%    44.00%    43.04%    42.11%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                 WOSM4(6) WOSM3(11)  UOSM6(7)  WOSM8(11) UOSM7(7) WOSM1(11)  UOSM9(6) WOSM9(11)  UOSM8(7)    EST
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --        --        --        --   $  1.05
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --   $  1.08
At Dec. 31, 2002                      --   $  0.95        --   $  0.95        --   $  0.95        --        --        --   $  1.15
At Dec. 31, 2003                 $  1.03   $  1.35   $  1.44   $  1.35   $  1.44   $  1.35   $  1.03   $  1.35   $  1.44   $  1.34
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --       238
At Dec. 31, 2002                      --         5        --        13        --        18        --        --        --       268
At Dec. 31, 2003                      72        47       155        81       148        64        14        --        29       247
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --   $   258
At Dec. 31, 2002                      --   $     4        --   $    12        --   $    17        --        --        --   $   308
At Dec. 31, 2003                 $    74   $    64   $   224   $   109   $   213   $    86   $    14        --   $    42   $   331
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --      2.45%
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --        --        --      7.66%
For the year ended Dec. 31, 2003      --        --        --        --        --        --        --        --        --      6.19%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --      1.40%
For the year ended Dec. 31, 2002      --      1.50%       --      1.60%       --      1.70%       --      1.80%       --      1.40%
For the year ended Dec. 31, 2003    1.45%     1.50%     1.55%     1.60%     1.65%     1.70%     1.75%     1.80%     1.85%     1.40%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --      2.86%
For the year ended Dec. 31, 2002      --     (5.00%)      --     (5.00%)      --     (5.00%)      --        --        --      6.48%
For the year ended Dec. 31, 2003    3.00%    42.11%    44.00%    42.11%    44.00%    42.11%     3.00%    35.00%    44.00%    16.52%
----------------------------------------------------------------------------------------------------------------------------------

                                 USTB1(8)  USTB2(8) WSTB7(10) WSTB6(10)  USTB5(7)  USTB4(8) WSTB5(10) WSTB4(10) WSTB3(10)  USTB6(7)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                 $  1.04   $  1.04   $  1.03   $  1.03        --   $  1.03   $  1.03   $  1.03   $  1.03        --
At Dec. 31, 2003                 $  1.20   $  1.20   $  1.19   $  1.19   $  1.07   $  1.19   $  1.19   $  1.19   $  1.19   $  1.14
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      38       161       111       212        --       148        10        83        73        --
At Dec. 31, 2003                     995     2,551       264     1,060     1,246     2,419     1,544       415       514     1,732
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                 $    39   $   167   $   114   $   219        --   $   153   $    10   $    85   $    76        --
At Dec. 31, 2003                 $ 1,196   $ 3,061   $   315   $ 1,265   $ 1,338   $ 2,890   $ 1,838   $   494   $   611   $ 1,980
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2003    0.88%     1.60%     5.03%     2.80%       --      1.21%     0.63%     4.23%     2.50%     0.03%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    1.00%     1.10%     1.20%     1.25%       --      1.35%     1.40%     1.45%     1.50%       --
For the year ended Dec. 31, 2003    1.00%     1.10%     1.20%     1.25%     1.30%     1.35%     1.40%     1.45%     1.50%     1.55%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    4.00%     4.00%     3.00%     3.00%       --      3.00%     3.00%     3.00%     3.00%       --
For the year ended Dec. 31, 2003   15.38%    15.38%    15.53%    15.53%     7.00%    15.53%    15.53%    15.53%    15.53%    14.00%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                 WSTB8(9) WSTB2(10) WSTB1(10)  USTB9(6)  WSTB9(9)  USTB8(7)    EDI       EPD       EGG       EGI
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --   $  1.26   $  0.99   $  1.44   $  2.28
At Dec. 31, 2001                      --        --        --        --        --        --   $  1.29   $  1.01   $  1.00   $  2.11
At Dec. 31, 2002                      --        --   $  1.03        --        --        --   $  1.35   $  1.06   $  0.77   $  1.69
At Dec. 31, 2003                 $  1.12   $  1.19   $  1.18   $  1.03   $  1.12   $  1.07   $  1.60   $  1.25   $  0.98   $  2.13
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --     5,433     3,528     2,188     7,387
At Dec. 31, 2002                      --        --         5        --        --        --     4,181     2,872     2,036     6,087
At Dec. 31, 2003                     108     1,819       137         6        --       141     3,536     2,512     1,853     5,362
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --   $ 6,995   $ 3,564    $2,186   $15,603
At Dec. 31, 2002                      --        --   $     6        --        --        --   $ 5,640   $ 3,030    $1,561   $10,296
At Dec. 31, 2003                 $   121   $ 2,157   $   162   $     7        --   $   151   $ 5,658   $ 3,138    $1,815   $11,421
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --      7.63%     7.52%       --      1.75%
For the year ended Dec. 31, 2002      --        --        --        --        --        --      9.30%     8.99%     0.32%     1.83%
For the year ended Dec. 31, 2003      --      0.07%     2.15%       --      0.01%       --      9.28%     9.01%     1.23%     2.12%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --      1.40%     1.40%     1.40%     1.40%
For the year ended Dec. 31, 2002    1.60%     1.65%     1.70%       --      1.80%       --      1.40%     1.40%     1.40%     1.40%
For the year ended Dec. 31, 2003    1.60%     1.65%     1.70%     1.75%     1.80%     1.85%     1.40%     1.40%     1.40%     1.40%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --      2.38%     2.02%   (30.56%)   (7.46%)
For the year ended Dec. 31, 2002      --        --      3.00%       --        --        --      4.65%     4.95%   (23.00%)  (19.91%)
For the year ended Dec. 31, 2003   12.00%    19.00%    14.56%     3.00%    12.00%     7.00%    18.52%    17.92%    27.27%    26.04%
----------------------------------------------------------------------------------------------------------------------------------

                                  UGIN1     UGIN2     PGIN2    WGIN7(6)   PGIN1    UGIN5(7)   UGIN4      EPG     WGIN4(6)  WGIN3(4)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  1.07   $  1.07   $  1.03        --   $  1.03        --   $  1.07   $  1.26        --        --
At Dec. 31, 2001                 $  0.99   $  0.99   $  0.96        --   $  0.95        --   $  0.98   $  1.16        --        --
At Dec. 31, 2002                 $  0.79   $  0.79   $  0.77        --   $  0.76        --   $  0.79   $  0.93        --   $  0.81
At Dec. 31, 2003                 $  1.00   $  1.00   $  0.96   $  1.07   $  0.96   $  1.29   $  0.99   $  1.16   $  1.07   $  1.02
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                     287     1,166       320        --       963        --     1,109     6,280        --        --
At Dec. 31, 2002                     379     1,991       405        --     1,583        --     1,879     5,706        --        22
At Dec. 31, 2003                     530     2,620       363        12     1,635        45     1,701     5,239        --        26
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $   285   $ 1,153   $   306        --   $   918        --   $ 1,091   $ 7,290        --        --
At Dec. 31, 2002                 $   301   $ 1,576   $   310        --   $ 1,208        --   $ 1,478   $ 5,291        --   $    18
At Dec. 31, 2003                 $   530   $ 2,613   $   349   $    13   $ 1,569   $    58   $ 1,681   $ 6,102        --   $    27
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001    0.19%     0.44%     0.70%       --      0.70%       --      0.72%     1.62%       --        --
For the year ended Dec. 31, 2002    1.73%     1.39%     1.47%       --      1.37%       --      1.33%     1.59%       --      0.01%
For the year ended Dec. 31, 2003    1.65%     1.63%     1.83%       --      1.77%     0.03%     1.71%     1.82%       --      1.04%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    1.00%     1.10%     1.15%       --      1.25%       --      1.35%     1.40%       --        --
For the year ended Dec. 31, 2002    1.00%     1.10%     1.15%       --      1.25%       --      1.35%     1.40%       --      1.50%
For the year ended Dec. 31, 2003    1.00%     1.10%     1.15%     1.20%     1.25%     1.30%     1.35%     1.40%     1.45%     1.50%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001   (7.48%)   (7.48%)   (6.80%)      --     (7.77%)      --     (8.41%)   (7.94%)      --        --
For the year ended Dec. 31, 2002  (20.20%)  (20.20%)  (19.79%)      --    (20.00%)      --    (19.39%)  (19.83%)      --    (19.00%)
For the year ended Dec. 31, 2003   26.58%    26.58%    24.68%     7.00%    26.32%    29.00%    25.32%    24.73%     7.00%    25.93%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                 UGIN6(7)  WGIN8(4)  UGIN7(7)  WGIN1(4)  UGIN9(6)  WGIN9(4)  UGIN8(7)  UHSC1(9)  UHSC2(9) WHSC7(10)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --        --        --        --        --        --        --        --   $  0.98   $  0.84
At Dec. 31, 2003                 $  1.29   $  1.00   $  1.29   $  1.02   $  1.07   $  1.00   $  1.29   $  1.14   $  1.14   $  0.98
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --        --        --        --        --        --        --        --        31        12
At Dec. 31, 2003                      86        39        37        52        --        --        --        20       307        50
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --        --        --        --        --        --        --        --   $    30   $    10
At Dec. 31, 2003                 $   111   $    39   $    48   $    53        --        --        --   $    22   $   351   $    49
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --      1.89%       --      1.89%       --      1.89%       --        --        --        --
For the year ended Dec. 31, 2003    0.44%       --      0.26%     0.05%       --        --      0.01%     0.13%     0.17%     0.56%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --      1.60%       --      1.70%       --      1.80%       --      1.00%     1.10%     1.20%
For the year ended Dec. 31, 2003    1.55%     1.60%     1.65%     1.70%     1.75%     1.80%     1.85%     1.00%     1.10%     1.20%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --        --     (2.00%)  (16.00%)
For the year ended Dec. 31, 2003   29.00%     0.00%    29.00%     2.00%     7.00%     0.00%    29.00%    14.00%    16.33%    16.67%
----------------------------------------------------------------------------------------------------------------------------------

                                WHSC6(10)  UHSC5(7)  UHSC4(9) WHSC5(10) WHSC4(10) WHSC3(10)  UHSC6(7)  WHSC8(9) WHSC2(10) WHSC1(10)
                                --------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                 $  0.84        --   $  0.97   $  0.84   $  0.84   $  0.84        --        --   $  0.84   $  0.84
At Dec. 31, 2003                 $  0.98   $  1.19   $  1.14   $  0.98   $  0.98   $  0.98   $  1.19   $  1.13   $  0.97   $  0.97
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      52        --         7        12        30        12        --        --        33        73
At Dec. 31, 2003                      86        40       147        87       120       147        30        28       132       188
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                 $    44        --   $     7   $    10   $    25   $    10        --        --   $    28   $    61
At Dec. 31, 2003                 $    84   $    48   $   167   $    85   $   117   $   143   $    35   $    32   $   128   $   183
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2003    0.51%       --      0.40%     0.18%     0.28%     0.18%       --      0.21%     0.27%     0.39%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    1.25%       --      1.35%     1.40%     1.45%     1.50%       --      1.60%     1.65%     1.70%
For the year ended Dec. 31, 2003    1.25%     1.30%     1.35%     1.40%     1.45%     1.50%     1.55%     1.60%     1.65%     1.70%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002  (16.00%)      --     (3.00%)  (16.00%)  (16.00%)  (16.00%)      --        --    (16.00%)  (16.00%)
For the year ended Dec. 31, 2003   16.67%    19.00%    17.53%    16.67%    16.67%    16.67%    19.00%    13.00%    15.48%    15.48%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                 UHSC9(6)  WHSC9(9)  UHSC8(7)    EHY       EPH      PINC2     PINC1    WINC5(4)  WINC3(4)  WINC8(4)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --   $  1.25   $  0.95   $  1.06   $  1.06        --        --        --
At Dec. 31, 2001                      --        --        --   $  1.28   $  0.97   $  1.12   $  1.12        --        --        --
At Dec. 31, 2002                      --        --        --   $  1.26   $  0.95   $  1.20   $  1.19   $  1.05   $  1.05   $  1.05
At Dec. 31, 2003                 $  1.08   $  1.12   $  1.19   $  1.57   $  1.19   $  1.24   $  1.23   $  1.08   $  1.08   $  1.08
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        --     2,714     1,726        16        28        --        --        --
At Dec. 31, 2002                      --        --        --     1,898     1,409        29        79         7        12        16
At Dec. 31, 2003                      --        --        10     1,564     1,246        28        31        82        12        16
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --        --   $ 3,477   $ 1,676   $    17   $    31        --        --        --
At Dec. 31, 2002                      --        --        --   $ 2,385   $ 1,339   $    34   $    95   $     8   $    13   $    17
At Dec. 31, 2003                      --        --   $    12   $ 2,460   $ 1,478   $    35   $    39   $    89   $    13   $    18
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --     14.20%    14.13%     6.57%     4.18%       --        --        --
For the year ended Dec. 31, 2002      --        --        --     13.64%    12.92%     3.82%     2.54%     0.03%     0.06%     0.02%
For the year ended Dec. 31, 2003      --        --        --     10.90%    10.58%     4.59%     4.87%     0.79%     3.70%     4.58%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --      1.40%     1.40%     1.15%     1.25%       --        --        --
For the year ended Dec. 31, 2002      --      1.80%       --      1.40%     1.40%     1.15%     1.25%     1.40%     1.50%     1.60%
For the year ended Dec. 31, 2003    1.75%     1.80%     1.85%     1.40%     1.40%     1.15%     1.25%     1.40%     1.50%     1.60%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --      2.40%     2.11%     5.66%     5.66%       --        --        --
For the year ended Dec. 31, 2002      --        --        --     (1.56%)   (2.06%)    7.14%     6.25%     5.00%     5.00%     5.00%
For the year ended Dec. 31, 2003    8.00%    12.00%    19.00%    24.60%    25.26%     3.33%     3.36%     2.86%     2.86%     2.86%
----------------------------------------------------------------------------------------------------------------------------------

                                 WINC1(4)  WINC9(4)  UIGR1(8)  UIGR2(8)   PIGR2     WIGR7     PIGR1    UIGR5(7)  UIGR4(8)    EPL
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --   $  1.15   $  0.83   $  1.15        --        --   $  1.19
At Dec. 31, 2001                      --        --        --        --   $  0.90   $  0.65   $  0.90        --        --   $  0.93
At Dec. 31, 2002                      --        --   $  0.80   $  0.80   $  0.73   $  0.53   $  0.73        --   $  0.79   $  0.76
At Dec. 31, 2003                 $  1.07   $  1.02   $  1.01   $  1.01   $  0.93   $  0.67   $  0.93   $  1.35   $  1.01   $  0.96
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        --        --       173     3,906     4,731        --        --     1,775
At Dec. 31, 2002                      --        --        33       436       219     3,982     4,994        --       544     1,856
At Dec. 31, 2003                      37        --       178     1,817       179     3,942     4,797       216     1,723     2,177
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --        --        --   $   156   $ 2,550   $ 4,269        --        --   $ 1,651
At Dec. 31, 2002                      --        --   $    26   $   347   $   161   $ 2,115   $ 3,662        --   $   432   $ 1,401
At Dec. 31, 2003                 $    40        --   $   180   $ 1,838   $   167   $ 2,659   $ 4,463   $   292   $ 1,735   $ 2,083
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --      0.14%     0.27%     0.25%       --        --      0.31%
For the year ended Dec. 31, 2002    6.05%     6.05%       --        --      0.82%     0.84%     0.83%       --        --      0.87%
For the year ended Dec. 31, 2003    0.40%       --      0.52%     0.57%     0.94%     0.87%     0.88%     0.36%     0.60%     0.84%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --      1.15%     1.20%     1.25%       --        --      1.40%
For the year ended Dec. 31, 2002    1.70%     1.80%     1.00%     1.10%     1.15%     1.20%     1.25%       --      1.35%     1.40%
For the year ended Dec. 31, 2003    1.70%     1.80%     1.00%     1.10%     1.15%     1.20%     1.25%     1.30%     1.35%     1.40%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --    (21.74%)  (21.69%)  (21.74%)      --        --    (21.85%)
For the year ended Dec. 31, 2002      --        --    (20.00%)  (20.00%)  (18.89%)  (18.46%)  (18.89%)      --    (21.00%)  (18.28%)
For the year ended Dec. 31, 2003    7.00%     2.00%    26.25%    26.25%    27.40%    26.42%    27.40%    35.00%    27.85%    26.32%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                  WIGR4     WIGR3    UIGR6(7)  WIGR8(4)   WIGR2     WIGR1    UIGR9(6)  WIGR9(4)  UIGR8(7)    EPI
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  0.75   $  0.75        --        --   $  0.75   $  0.75        --        --        --   $  1.08
At Dec. 31, 2001                 $  0.59   $  0.59        --        --   $  0.59   $  0.58        --        --        --   $  0.84
At Dec. 31, 2002                 $  0.48   $  0.48        --   $  0.85   $  0.47   $  0.47        --        --        --   $  0.72
At Dec. 31, 2003                 $  0.60   $  0.60   $  1.35   $  1.07   $  0.60   $  0.60   $  1.10   $  1.06   $  1.34   $  0.97
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                   6,094     4,040        --        --       730     1,244        --        --        --        55
At Dec. 31, 2002                   5,517     3,437        --         7       666     1,350        --        --        --        42
At Dec. 31, 2003                   5,252     3,064       199        77     1,054     1,760         6        --        41         7
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $ 3,579   $ 2,371        --        --   $   427   $   728        --        --        --   $    47
At Dec. 31, 2002                 $ 2,629   $ 1,635        --   $     6   $   315   $   639        --        --        --   $    30
At Dec. 31, 2003                 $ 3,170   $ 1,846   $   267   $    83   $   631   $ 1,053   $     6        --   $    56   $     7
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001    0.25%     0.27%       --        --      0.27%     0.25%       --        --        --      0.95%
For the year ended Dec. 31, 2002    0.86%     0.86%       --      0.03%     0.85%     0.88%       --      1.01%       --      0.62%
For the year ended Dec. 31, 2003    0.88%     0.78%     0.03%     0.18%     0.73%     0.82%       --        --      0.42%     1.10%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    1.45%     1.50%       --        --      1.65%     1.70%       --        --        --      1.40%
For the year ended Dec. 31, 2002    1.45%     1.50%       --      1.60%     1.65%     1.70%       --      1.80%       --      1.40%
For the year ended Dec. 31, 2003    1.45%     1.50%     1.55%     1.60%     1.65%     1.70%     1.75%     1.80%     1.85%     1.40%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001  (21.33%)  (21.33%)      --        --    (21.33%)  (22.67%)      --        --        --    (22.22%)
For the year ended Dec. 31, 2002  (18.64%)  (18.64%)      --    (15.00%)  (20.34%)  (18.97%)      --        --        --    (14.29%)
For the year ended Dec. 31, 2003   25.00%    25.00%    35.00%    25.88%    27.66%    27.66%    10.00%     6.00%    34.00%    34.72%
----------------------------------------------------------------------------------------------------------------------------------

                                  UINO1     UINO2     UINO3     UINO4      EPN       ENO     UPRE1(8)  UPRE2(8)  WPRE7(6)  UPRE3(8)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  0.76   $  0.76   $  0.76   $  0.76   $  0.93   $  2.74        --        --        --        --
At Dec. 31, 2001                 $  0.53   $  0.53   $  0.53   $  0.53   $  0.65   $  1.89        --        --        --        --
At Dec. 31, 2002                 $  0.46   $  0.46   $  0.45   $  0.45   $  0.55   $  1.30   $  0.81   $  0.81        --        --
At Dec. 31, 2003                 $  0.60   $  0.60   $  0.60   $  0.60   $  0.73   $  1.70   $  1.00   $  1.00   $  1.05   $  1.00
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                     199     1,015       461     1,359     3,607     4,835        --        --        --        --
At Dec. 31, 2002                     232       895       440     1,444       762     4,079         1        57        --        --
At Dec. 31, 2003                     209       927       289     1,252     1,788     3,442         4       147        --        --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $   107   $   542   $   245   $   723   $ 2,347   $ 9,152        --        --        --        --
At Dec. 31, 2002                 $   106   $   408   $   200   $   654   $   422   $ 5,307        --   $    46        --        --
At Dec. 31, 2003                 $   126   $   557   $   173   $   746   $ 1,302   $ 5,858         4   $   147        --        --
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    0.62%     0.72%     0.64%     0.64%     0.36%       --        --        --        --        --
For the year ended Dec. 31, 2003    0.33%     0.30%     0.30%     0.33%     0.38%       --      0.16%     0.18%       --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    1.00%     1.10%     1.25%     1.35%     1.40%     1.40%       --        --        --        --
For the year ended Dec. 31, 2002    1.00%     1.10%     1.25%     1.35%     1.40%     1.40%     1.00%     1.10%       --      1.25%
For the year ended Dec. 31, 2003    1.00%     1.10%     1.25%     1.35%     1.40%     1.40%     1.00%     1.10%     1.20%     1.25%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001  (30.26%)  (30.26%)  (30.26%)  (30.26%)  (30.11%)  (31.02%)      --        --        --        --
For the year ended Dec. 31, 2002  (13.21%)  (13.21%)  (15.09%)  (15.09%)  (15.38%)  (31.22%)  (19.00%)  (19.00%)      --        --
For the year ended Dec. 31, 2003   30.43%    30.43%    33.33%    33.33%    32.73%    30.77%    23.46%    23.46%     5.00%     0.00%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                 UPRE5(7)  UPRE4(8)  WPRE5(7)  WPRE4(6)  WPRE3(6)  UPRE6(7)  WPRE8(7)  UPRE7(7)  UPRE9(6)  UPRE8(7)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --   $  0.81        --        --        --        --        --        --        --        --
At Dec. 31, 2003                 $  1.27   $  1.00   $  1.27   $  1.05   $  1.05   $  1.27   $  1.27   $  1.27   $  1.05   $  1.26
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --         7        --        --        --        --        --        --        --        --
At Dec. 31, 2003                      --       173         3        --        --         7        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --   $     5        --        --        --        --        --        --        --        --
At Dec. 31, 2003                      --   $   173   $     4        --        --   $     9        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2003      --      0.03%       --        --        --        --        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --      1.35%       --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2003    1.30%     1.35%     1.40%     1.45%     1.50%     1.55%     1.60%     1.65%     1.75%     1.85%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --    (19.00%)      --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2003   27.00%    23.46%    27.00%     5.00%     5.00%    27.00%    27.00%    27.00%     5.00%    26.00%
----------------------------------------------------------------------------------------------------------------------------------

                                  UVIS1     UVIS2     PVIS2     WVIS7     PVIS1     UVIS3    UVIS5(7)   UVIS4      EPT      WVIS4
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  0.92   $  0.92   $  1.23   $  0.75   $  1.23   $  0.92        --   $  0.92   $  1.40   $  0.74
At Dec. 31, 2001                 $  0.60   $  0.60   $  0.81   $  0.49   $  0.81   $  0.60        --   $  0.60   $  0.92   $  0.48
At Dec. 31, 2002                 $  0.42   $  0.41   $  0.56   $  0.34   $  0.55   $  0.41        --   $  0.41   $  0.63   $  0.33
At Dec. 31, 2003                 $  0.55   $  0.55   $  0.73   $  0.44   $  0.73   $  0.54   $  1.33   $  0.54   $  0.82   $  0.43
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                     265     2,325       104     4,717     4,035     1,024        --     7,086       782     6,122
At Dec. 31, 2002                     163     2,476       187     4,476     3,317     1,020        --     3,391       888     5,352
At Dec. 31, 2003                     233     2,615       215     3,967     3,087       811        12     3,036       951     4,787
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $   160   $ 1,403   $    84   $ 2,309   $ 3,272   $   618        --   $ 4,260   $   717   $ 2,952
At Dec. 31, 2002                 $    68   $ 1,026   $   104   $ 1,502   $ 1,843   $   422        --   $ 1,396   $   558   $ 1,765
At Dec. 31, 2003                 $   128   $ 1,427   $   157   $ 1,752   $ 2,255   $   442   $    16   $ 1,642   $   784   $ 2,072
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2003      --        --        --        --        --        --        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    1.00%     1.10%     1.15%     1.20%     1.25%     1.25%       --      1.35%     1.40%     1.45%
For the year ended Dec. 31, 2002    1.00%     1.10%     1.15%     1.20%     1.25%     1.25%       --      1.35%     1.40%     1.45%
For the year ended Dec. 31, 2003    1.00%     1.10%     1.15%     1.20%     1.25%     1.25%     1.30%     1.35%     1.40%     1.45%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001  (34.78%)  (34.78%)  (34.15%)  (34.67%)  (34.15%)  (34.78%)      --    (34.78%)  (34.29%)  (35.14%)
For the year ended Dec. 31, 2002  (30.00%)  (31.67%)  (30.86%)  (30.61%)  (32.10%)  (31.67%)      --    (31.67%)  (31.52%)  (31.25%)
For the year ended Dec. 31, 2003   30.95%    34.15%    30.36%    29.41%    32.73%    31.71%    33.00%    31.71%    30.16%    30.30%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                  WVIS3    UVIS6(7)  WVIS8(4)   WVIS2     WVIS1    UVIS9(6)  WVIS9(4)  UVIS8(7)    EVO       EPV
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  0.74        --        --   $  0.73   $  0.73        --        --        --   $  1.82   $  1.76
At Dec. 31, 2001                 $  0.48        --        --   $  0.48   $  0.48        --        --        --   $  1.39   $  1.34
At Dec. 31, 2002                 $  0.33        --        --   $  0.33   $  0.33        --        --        --   $  1.01   $  0.97
At Dec. 31, 2003                 $  0.43   $  1.33   $  0.97   $  0.43   $  0.43   $  1.00   $  0.97   $  1.32   $  1.25   $  1.20
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                   4,624        --        --       668     1,676        --        --        --     1,116     4,806
At Dec. 31, 2002                   3,966        --        --       608     1,246        --        --        --     1,025     4,080
At Dec. 31, 2003                   3,345        11        --       650     1,270        --        --        --       906     3,645
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $ 2,228        --        --   $   321   $   805        --        --        --   $ 1,554   $ 6,462
At Dec. 31, 2002                 $ 1,306        --        --   $   199   $   408        --        --        --   $ 1,039   $ 3,974
At Dec. 31, 2003                 $ 1,445   $    14        --   $   279   $   544        --        --        --   $ 1,134   $ 4,373
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --      0.12%       --
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --        --      0.88%     0.66%
For the year ended Dec. 31, 2003      --        --        --        --        --        --        --        --      0.65%     0.39%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    1.50%       --        --      1.65%     1.70%       --        --        --      1.40%     1.40%
For the year ended Dec. 31, 2002    1.50%       --      1.60%     1.65%     1.70%       --      1.80%       --      1.40%     1.40%
For the year ended Dec. 31, 2003    1.50%     1.55%     1.60%     1.65%     1.70%     1.75%     1.80%     1.85%     1.40%     1.40%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001  (35.14%)      --        --    (34.25%)  (34.25%)      --        --        --    (23.63%)  (23.86%)
For the year ended Dec. 31, 2002  (31.25%)      --        --    (31.25%)  (31.25%)      --        --        --    (27.34%)  (27.61%)
For the year ended Dec. 31, 2003   30.30%    33.00%    (3.00%)   30.30%    30.30%     0.00%    (3.00%)   32.00%    23.76%    23.71%
----------------------------------------------------------------------------------------------------------------------------------

                                   EMC      SMCC2     SMCC1      EPR      SPRM2     SPRM1    USAP1(7)  USAP2(7)  WSAP7(6)  USAP3(7)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  1.34   $  1.13   $  1.18   $  1.38   $  1.15   $  1.33        --        --        --        --
At Dec. 31, 2001                 $  1.72   $  1.44   $  1.51   $  1.65   $  1.38   $  1.58        --        --        --        --
At Dec. 31, 2002                 $  1.48   $  1.24   $  1.29   $  1.40   $  1.17   $  1.34        --        --        --        --
At Dec. 31, 2003                 $  2.17   $  1.82   $  1.90   $  1.95   $  1.62   $  1.86   $  1.21   $  1.21   $  1.04   $  1.20
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                     267       467     1,596       543       115       705        --        --        --        --
At Dec. 31, 2002                     369       599     1,130       712       227       993        --        --        --        --
At Dec. 31, 2003                     510       432       833       735       228       678        14        30        --        11
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $   459   $   673   $ 2,408   $   893   $   158   $ 1,115        --        --        --        --
At Dec. 31, 2002                 $   544   $   742   $ 1,462   $   996   $   265   $ 1,333        --        --        --        --
At Dec. 31, 2003                 $ 1,108   $   787   $ 1,581   $ 1,431   $   370   $ 1,265   $    17   $    36        --   $    14
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2003      --        --        --        --        --        --        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    1.40%     1.50%     1.60%     1.40%     1.50%     1.60%       --        --        --        --
For the year ended Dec. 31, 2002    1.40%     1.50%     1.60%     1.40%     1.50%     1.60%       --        --        --        --
For the year ended Dec. 31, 2003    1.40%     1.50%     1.60%     1.40%     1.50%     1.60%     1.00%     1.10%     1.20%     1.25%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001   28.36%    27.43%    27.97%    19.57%    20.00%    18.80%       --        --        --        --
For the year ended Dec. 31, 2002  (13.95%)  (13.89%)  (14.57%)  (15.15%)  (15.22%)  (15.19%)      --        --        --        --
For the year ended Dec. 31, 2003   46.62%    46.77%    47.29%    39.29%    38.46%    38.81%    21.00%    21.00%     4.00%    20.00%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                 USAP5(7)  USAP4(7)  WSAP5(7)  WSAP4(6)  WSAP3(6)  USAP6(7)  WSAP8(7)  USAP7(7)  USAP9(6)  USAP8(7)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2003                 $  1.20   $  1.20   $  1.20   $  1.04   $  1.04   $  1.20   $  1.20   $  1.20   $  1.04   $  1.20
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2003                     127       190        20        --        --        99         4        62        --         7
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2003                 $   152   $   229   $    24        --        --   $   118   $     5   $    75        --   $     9
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2003      --        --        --        --        --        --        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2003    1.30%     1.35%     1.40%     1.45%     1.50%     1.55%     1.60%     1.65%     1.75%     1.85%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2003   20.00%    20.00%    20.00%     4.00%     4.00%    20.00%    20.00%    20.00%     4.00%    20.00%
----------------------------------------------------------------------------------------------------------------------------------

                                 USGR1(7)  USGR2(7)  WSGR7(6)  USGR3(7)  USGR5(7)  USGR4(7)  WSGR5(7)  WSGR4(6)  WSGR3(6)  USGR6(7)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2003                 $  1.29   $  1.28   $  1.07   $  1.28   $  1.28   $  1.28   $  1.28   $  1.07   $  1.07   $  1.28
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2003                      26        37        --         5        45         2        10        49        --        66
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2003                 $    33   $    48        --   $     6   $    58   $     2   $    13   $    53        --   $    84
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2003    2.41%     1.27%     1.75%     1.15%     1.03%     0.90%     2.15%     4.29%     1.75%     1.00%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2003    1.00%     1.10%     1.20%     1.25%     1.30%     1.35%     1.40%     1.45%     1.50%     1.55%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2003   29.00%    28.00%     7.00%    28.00%    28.00%    28.00%    28.00%     7.00%     7.00%    28.00%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                 WSGR8(7)  USGR7(7)  USGR9(6)  USGR8(7)  USIE1(7)  USIE2(7)  WSIE7(6)  USIE3(7)  USIE5(7)  USIE4(7)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2003                 $  1.28   $  1.28   $  1.07   $  1.27   $  1.43   $  1.43   $  1.10   $  1.43   $  1.43   $  1.43
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2003                      --         6        --        --         1         7        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2003                      --   $     8        --        --   $     1   $    10        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2003    1.05%     1.18%     1.75%     1.05%     1.17%     1.08%       --      1.65%     1.65%     1.65%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2003    1.60%     1.65%     1.75%     1.85%     1.00%     1.10%     1.20%     1.25%     1.30%     1.35%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2003   28.00%    28.00%     7.00%    27.00%    43.00%    43.00%    10.00%    43.00%    43.00%    43.00%
----------------------------------------------------------------------------------------------------------------------------------

                                 WSIE5(7)  WSIE4(6)  WSIE3(6)  USIE6(7)  WSIE8(7)  USIE7(7)  USIE9(6)  USIE8(7)  USIG1(7)  USIG2(7)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2003                 $  1.43   $  1.10   $  1.10   $  1.43   $  1.43   $  1.42   $  1.10   $  1.42   $  1.01   $  1.02
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2003                      --        --        --        --        --         8        --        --        13        37
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2003                      --        --        --        --        --   $    12        --        --   $    13   $    38
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2003    1.65%       --        --      1.65%     1.65%     1.21%       --      1.65%     3.50%     3.48%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2003    1.40%     1.45%     1.50%     1.55%     1.60%     1.65%     1.75%     1.85%     1.00%     1.10%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2003   43.00%    10.00%    10.00%    43.00%    43.00%    42.00%    10.00%    42.00%     1.00%     2.00%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                 WSIG7(6)  USIG3(7)  USIG5(7)  USIG4(7)  WSIG5(7)  WSIG4(6)  WSIG3(6)  USIG6(7)  WSIG8(7)  USIG7(7)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2003                 $  1.01   $  1.02   $  1.02   $  1.01   $  1.02   $  1.01   $  1.01   $  1.00   $  1.01   $  1.01
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2003                      --         5        97         6        27        --        --        79        12        16
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2003                      --   $     5   $    99   $     6   $    27        --        --   $    80   $    12   $    16
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2003    3.53%     3.49%     3.51%     3.52%     3.48%     3.53%     3.53%     3.52%     3.50%     3.50%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2003    1.20%     1.25%     1.30%     1.35%     1.40%     1.45%     1.50%     1.55%     1.60%     1.65%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2003    1.00%     2.00%     2.00%     1.00%     2.00%     1.00%     1.00%     0.00%     1.00%     1.00%
----------------------------------------------------------------------------------------------------------------------------------

                                 USIG9(6)  USIG8(7)  USME1(7)  USME2(7)  WSME7(6)  USME3(7)  USME5(7)  USME4(7)  WSME5(7)  WSME4(6)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2003                 $  1.01   $  1.00   $  1.32   $  1.31   $  1.04   $  1.31   $  1.31   $  1.31   $  1.31   $  1.04
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2003                      --         7         8         3        --         5        31         7         7        --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2003                      --   $     7   $    11   $     4        --   $     7   $    41   $     9   $     9        --
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2003    3.53%     3.51%     1.28%     0.79%       --      3.87%     1.41%     1.81%     1.78%       --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2003    1.75%     1.85%     1.00%     1.10%     1.20%     1.25%     1.30%     1.35%     1.40%     1.45%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2003    1.00%     0.00%    32.00%    31.00%     4.00%    31.00%    31.00%    31.00%    31.00%     4.00%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                 WSME3(6)  USME6(7)  WSME8(7)  USME7(7)  USME9(6)  USME8(7)  USSV1(7)  USSV2(7)  WSSV7(6)  USSV3(7)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2003                 $  1.04   $  1.31   $  1.31   $  1.31   $  1.04   $  1.30   $  1.41   $  1.41   $  1.07   $  1.40
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2003                      --        13        --         6        --         2        10        27         2        51
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2003                      --   $    16        --   $     8        --   $     3   $    13   $    38   $     2   $    71
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2003      --      1.19%       --      1.47%     2.16%     1.95%     0.75%     0.51%     3.32%     1.75%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2003    1.50%     1.55%     1.60%     1.65%     1.75%     1.85%     1.00%     1.10%     1.20%     1.25%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2003    4.00%    31.00%    31.00%    31.00%     4.00%    30.00%    41.00%    41.00%     7.00%    40.00%
----------------------------------------------------------------------------------------------------------------------------------

                                 USSV5(7)  USSV4(7)  WSSV5(7)  WSSV4(6)  WSSV3(6)  USSV6(7)  WSSV8(7)  USSV7(7)  USSV9(6)  USSV8(7)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2003                 $  1.40   $  1.40   $  1.40   $  1.07   $  1.07   $  1.40   $  1.40   $  1.40   $  1.07   $  1.39
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2003                      41        26         1        --        --        53         2        13        --         2
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2003                 $    58   $    37   $     1        --        --   $    75   $     4   $    18        --   $     3
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2003    0.58%     0.57%     0.65%     0.77%     0.77%     0.59%     0.53%     0.58%     0.77%     0.69%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2003    1.30%     1.35%     1.40%     1.45%     1.50%     1.55%     1.60%     1.65%     1.75%     1.85%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2003   40.00%    40.00%    40.00%     7.00%     7.00%    40.00%    40.00%    40.00%     7.00%    39.00%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                 USVI1(7)  USVI2(7)  WSVI7(6)  USVI3(7)  USVI5(7)  USVI4(7)  WSVI5(7)  WSVI4(6)  WSVI3(6)  USVI6(7)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2003                 $  1.26   $  1.27   $  1.06   $  1.26   $  1.26   $  1.26   $  1.27   $  1.06   $  1.06   $  1.27
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2003                       8         5        --         7        40        78         6        --        --        68
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2003                 $    10   $     7        --   $     8   $    51   $    98   $     7        --        --   $    86
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2003    0.23%     1.48%     2.51%     1.81%     1.92%     2.42%     1.67%     2.51%     2.51%     1.65%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2003    1.00%     1.10%     1.20%     1.25%     1.30%     1.35%     1.40%     1.45%     1.50%     1.55%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2003   26.00%    27.00%     6.00%    26.00%    26.00%    26.00%    27.00%     6.00%     6.00%    27.00%
----------------------------------------------------------------------------------------------------------------------------------

                                 WSVI8(7)  USVI7(7)  USVI9(6)  USVI8(7)    ETV      SVLU2     SVLU1    UVCP1(9)  UVCP2(9)  WVCP7(6)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --   $  1.29   $  1.29   $  1.39        --        --        --
At Dec. 31, 2001                      --        --        --        --   $  1.44   $  1.44   $  1.56        --        --        --
At Dec. 31, 2002                      --        --        --        --   $  1.27   $  1.27   $  1.37   $  0.98   $  0.98        --
At Dec. 31, 2003                 $  1.26   $  1.26   $  1.06   $  1.26   $  1.79   $  1.78   $  1.92   $  1.27   $  1.27   $  1.08
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        --        --       557       548     1,689        --        --        --
At Dec. 31, 2002                      --        --        --        --       539       865     1,457         1       203        --
At Dec. 31, 2003                       4        12        --         6       786       433     1,160        57     1,369        17
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --        --        --   $   804   $   788   $ 2,633        --        --        --
At Dec. 31, 2002                      --        --        --        --   $   685   $ 1,096   $ 1,995   $     1   $   199        --
At Dec. 31, 2003                 $     5   $    16        --   $     8   $ 1,403   $   770   $ 2,228   $    72   $ 1,737   $    18
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --      0.14%     0.15%     0.16%       --        --        --
For the year ended Dec. 31, 2002      --        --        --        --      0.18%     0.23%     0.18%       --        --        --
For the year ended Dec. 31, 2003    6.29%     1.66%     2.51%     2.24%     0.20%     0.14%     0.18%     0.27%     0.29%       --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --      1.40%     1.50%     1.60%       --        --        --
For the year ended Dec. 31, 2002      --        --        --        --      1.40%     1.50%     1.60%     1.00%     1.10%       --
For the year ended Dec. 31, 2003    1.60%     1.65%     1.75%     1.85%     1.40%     1.50%     1.60%     1.00%     1.10%     1.20%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --     11.63%    11.63%    12.23%       --        --        --
For the year ended Dec. 31, 2002      --        --        --        --    (11.81%)  (11.81%)  (12.18%)   (2.00%)   (2.00%)      --
For the year ended Dec. 31, 2003   26.00%    26.00%     6.00%    26.00%    40.94%    40.16%    40.15%    29.59%    29.59%     8.00%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                 UVCP3(9)  UVCP5(7)  UVCP4(9)  WVCP5(9)  WVCP4(6)  WVCP3(9)  UVCP6(7)  WVCP8(9)  UVCP7(7)  WVCP1(9)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                 $  0.98        --   $  0.98        --        --   $  0.98        --   $  0.98        --        --
At Dec. 31, 2003                 $  1.27   $  1.31   $  1.26   $  1.26   $  1.08   $  1.26   $  1.31   $  1.26   $  1.30   $  1.26
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                     186        --       169        --        --         9        --         3        --        --
At Dec. 31, 2003                     153        80       914       458        37        53       157       110       246        73
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                 $   182        --   $   166        --        --   $     9        --   $     3        --        --
At Dec. 31, 2003                 $   193   $   105   $ 1,156   $   579   $    40   $    67   $   205   $   139   $   321   $    92
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2003    1.01%       --      0.52%     0.15%       --      0.55%       --      0.10%       --      0.06%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    1.25%       --      1.35%     1.40%       --      1.50%       --      1.60%       --      1.70%
For the year ended Dec. 31, 2003    1.25%     1.30%     1.35%     1.40%     1.45%     1.50%     1.55%     1.60%     1.65%     1.70%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002   (2.00%)      --     (2.00%)      --        --     (2.00%)      --     (2.00%)      --        --
For the year ended Dec. 31, 2003   29.59%    31.00%    28.57%    26.00%     8.00%    28.57%    31.00%    28.57%    30.00%    26.00%
----------------------------------------------------------------------------------------------------------------------------------

                                 UVCP9(6)  WVCP9(9)  UVCP8(7)  UVGI1(9)  UVGI2(9)  WVGI7(6)  UVGI3(9)  UVGI5(7)  UVGI4(9)  WVGI5(9)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --   $  0.98        --   $  0.96   $  0.96        --   $  0.96        --   $  0.96        --
At Dec. 31, 2003                 $  1.08   $  1.26   $  1.30   $  1.22   $  1.22   $  1.08   $  1.21   $  1.29   $  1.21   $  1.21
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --         8        --         2        43        --         4        --        74        --
At Dec. 31, 2003                      10         8        25        74       734        --        50       129       282       215
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --   $     8        --   $     2   $    41        --   $     4        --   $    71        --
At Dec. 31, 2003                 $    11   $    10   $    32   $    90   $   893        --   $    60   $   167   $   342   $   260
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2003      --      0.83%       --      0.17%     0.18%       --      0.24%       --      0.45%       --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --      1.80%       --      1.00%     1.10%       --      1.25%       --      1.35%     1.40%
For the year ended Dec. 31, 2003    1.75%     1.80%     1.85%     1.00%     1.10%     1.20%     1.25%     1.30%     1.35%     1.40%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --     (2.00%)      --     (4.00%)   (4.00%)      --     (4.00%)      --     (4.00%)      --
For the year ended Dec. 31, 2003    8.00%    28.57%    30.00%    27.08%    27.08%     8.00%    26.04%    29.00%    26.04%    21.00%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                 WVGI4(6)  WVGI3(9)  UVGI6(7)  WVGI8(9)  UVGI7(7)  WVGI1(9)  UVGI9(6)  WVGI9(9)  UVGI8(7)  UVRE1(9)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --   $  0.96        --        --        --        --        --        --        --        --
At Dec. 31, 2003                 $  1.08   $  1.21   $  1.29   $  1.21   $  1.29   $  1.20   $  1.08   $  1.19   $  1.29   $  1.31
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --         2        --        --        --        --        --        --        --        --
At Dec. 31, 2003                      21        51       117         3       134        80         5        --         3        18
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --   $     2        --        --        --        --        --        --        --        --
At Dec. 31, 2003                 $    22   $    61   $   151   $     3   $   173   $    96   $     5        --   $     4   $    24
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --        --        --      9.85%
For the year ended Dec. 31, 2003      --      0.15%       --      0.17%       --        --        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --      1.50%       --      1.60%       --      1.70%       --      1.80%       --      1.00%
For the year ended Dec. 31, 2003    1.45%     1.50%     1.55%     1.60%     1.65%     1.70%     1.75%     1.80%     1.85%     1.00%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --     (4.00%)      --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2003    8.00%    26.04%    29.00%    21.00%    29.00%    20.00%     8.00%    19.00%    29.00%    31.00%
----------------------------------------------------------------------------------------------------------------------------------

                                 UVRE2(9)  WVRE7(6)  UVRE3(9)  UVRE5(7)  UVRE4(9)  WVRE5(9)  WVRE4(6)  WVRE3(9)  UVRE6(7)  WVRE8(9)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                 $  0.96        --        --        --   $  0.96   $  0.96        --        --        --        --
At Dec. 31, 2003                 $  1.31   $  1.06   $  1.30   $  1.42   $  1.30   $  1.30   $  1.06   $  1.30   $  1.42   $  1.30
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      57        --        --        --         1         1        --        --        --        --
At Dec. 31, 2003                     178        11         1        44        91        28         8        16        29        25
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                 $    55        --        --        --   $     1   $     1        --        --        --        --
At Dec. 31, 2003                 $   233   $    12   $     1   $    63   $   118   $    37   $     8   $    21   $    42   $    33
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002   28.93%       --      9.84%       --     16.60%    20.68%       --      9.84%       --      9.84%
For the year ended Dec. 31, 2003      --        --        --        --        --        --        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    1.10%       --      1.25%       --      1.35%     1.40%       --      1.50%       --      1.60%
For the year ended Dec. 31, 2003    1.10%     1.20%     1.25%     1.30%     1.35%     1.40%     1.45%     1.50%     1.55%     1.60%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002   (4.00%)      --        --        --     (4.00%)   (4.00%)      --        --        --        --
For the year ended Dec. 31, 2003   36.46%     6.00%    30.00%    42.00%    35.42%    35.42%     6.00%    30.00%    42.00%    30.00%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                 UVRE7(7)  WVRE1(9)  UVRE9(6)  WVRE9(9)  UVRE8(7)    EIC      SISM2     SISM1      EUC      SUSC2
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --   $  1.07   $  0.71   $  0.54   $  1.04   $  1.04
At Dec. 31, 2001                      --        --        --        --        --   $  0.83   $  0.55   $  0.42   $  1.15   $  1.14
At Dec. 31, 2002                      --        --        --        --        --   $  0.71   $  0.47   $  0.35   $  0.94   $  0.93
At Dec. 31, 2003                 $  1.42   $  1.30   $  1.06   $  1.29   $  1.42   $  1.04   $  0.68   $  0.52   $  1.33   $  1.32
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        --        --        --       523       402     1,918       268        77
At Dec. 31, 2002                      --        --        --        --        --       479       397       813       351        67
At Dec. 31, 2003                      55         7         1        --        12     2,509       371       861       382       107
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --        --        --        --   $   436   $   221   $   797   $   308   $    88
At Dec. 31, 2002                      --        --        --        --        --   $   339   $   185   $   287   $   330   $    63
At Dec. 31, 2003                 $    78   $    10   $     1        --   $    16   $ 2,612   $   254   $   445   $   508   $   140
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --      0.05%     0.04%
For the year ended Dec. 31, 2002      --      9.84%       --      9.84%       --        --        --        --        --        --
For the year ended Dec. 31, 2003      --        --        --        --        --      0.08%     0.31%     0.32%       --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --      1.40%     1.50%     1.60%     1.40%     1.50%
For the year ended Dec. 31, 2002      --      1.70%       --      1.80%       --      1.40%     1.50%     1.60%     1.40%     1.50%
For the year ended Dec. 31, 2003    1.65%     1.70%     1.75%     1.80%     1.85%     1.40%     1.50%     1.60%     1.40%     1.50%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --    (22.43%)  (22.54%)  (22.22%)   10.58%     9.62%
For the year ended Dec. 31, 2002      --        --        --        --        --    (14.46%)  (14.55%)  (16.67%)  (18.26%)  (18.42%)
For the year ended Dec. 31, 2003   42.00%    30.00%     6.00%    29.00%    42.00%    46.48%    44.68%    48.57%    41.49%    41.94%
----------------------------------------------------------------------------------------------------------------------------------

                                  SUSC1     WAAL7     WAAL6     WAAL5     WAAL4     WAAL3    WAAL8(5)   WAAL2     WAAL1    WAAL9(5)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  0.80   $  0.99   $  0.99   $  0.99   $  0.99   $  0.98        --   $  0.98   $  0.98        --
At Dec. 31, 2001                 $  0.88   $  0.91   $  0.91   $  0.90   $  0.90   $  0.90        --   $  0.90   $  0.90        --
At Dec. 31, 2002                 $  0.72   $  0.79   $  0.79   $  0.78   $  0.78   $  0.77        --   $  0.77   $  0.77        --
At Dec. 31, 2003                 $  1.01   $  0.95   $  0.95   $  0.94   $  0.93   $  0.93   $  1.24   $  0.93   $  0.92   $  1.24
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                   1,045     5,343     6,593       580    10,263     7,089        --     1,685     1,777        --
At Dec. 31, 2002                     774     5,138     7,879     1,043     8,776     7,521        --     1,505     2,230        --
At Dec. 31, 2003                     833     4,842     7,439     1,313     8,591     8,104        43     1,415     2,853       166
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $   919   $ 4,893   $ 6,015   $   525   $ 9,271   $ 6,398        --   $ 1,516   $ 1,598        --
At Dec. 31, 2002                 $   557   $ 4,050   $ 6,187   $   810   $ 6,810   $ 5,827        --   $ 1,161   $ 1,718        --
At Dec. 31, 2003                 $   846   $ 4,602   $ 7,043   $ 1,228   $ 8,022   $ 7,553   $    54   $ 1,311   $ 2,638   $   206
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001    0.04%     1.72%     1.68%     1.73%     1.67%     1.76%       --      1.67%     1.73%       --
For the year ended Dec. 31, 2002      --      2.05%     2.08%     2.25%     2.02%     2.07%       --      2.04%     2.06%       --
For the year ended Dec. 31, 2003      --      1.61%     1.61%     1.69%     1.62%     1.64%     2.02%     1.61%     1.65%     2.02%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    1.60%     1.20%     1.25%     1.40%     1.45%     1.50%       --      1.65%     1.70%       --
For the year ended Dec. 31, 2002    1.60%     1.20%     1.25%     1.40%     1.45%     1.50%       --      1.65%     1.70%       --
For the year ended Dec. 31, 2003    1.60%     1.20%     1.25%     1.40%     1.45%     1.50%     1.60%     1.65%     1.70%     1.80%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001   10.00%    (8.08%)   (8.08%)   (9.09%)   (9.09%)   (8.16%)      --     (8.16%)   (8.16%)      --
For the year ended Dec. 31, 2002  (18.18%)  (13.19%)  (13.19%)  (13.33%)  (13.33%)  (14.44%)      --    (14.44%)  (14.44%)      --
For the year ended Dec. 31, 2003   40.28%    20.25%    20.25%    20.51%    19.23%    20.78%    24.00%    20.78%    19.48%    24.00%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                  WEQI7     WEQI6     WEQI5     WEQI4     WEQI3     SEQI1     WEQI2     WEQI1    WEQI9(5)   WEQV7
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  1.13   $  1.13   $  1.13   $  1.13   $  1.13   $  1.13   $  1.12   $  1.12        --   $  1.09
At Dec. 31, 2001                 $  1.06   $  1.06   $  1.05   $  1.05   $  1.05   $  1.05   $  1.05   $  1.05        --   $  1.01
At Dec. 31, 2002                 $  0.84   $  0.84   $  0.84   $  0.84   $  0.83   $  0.84   $  0.83   $  0.83        --   $  0.76
At Dec. 31, 2003                 $  1.05   $  1.05   $  1.04   $  1.04   $  1.04   $  1.04   $  1.03   $  1.03   $  1.27   $  0.94
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                   2,040     2,814       553     2,076     1,972       132       466       522        --       457
At Dec. 31, 2002                   2,083     3,711       922     2,251     3,205       368       482       993        --       638
At Dec. 31, 2003                   1,984     3,433     1,128     2,730     3,317       495       534     1,429        --       624
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $ 2,158   $ 2,973   $   582   $ 2,181   $ 2,069   $   139   $   487   $   546        --   $   468
At Dec. 31, 2002                 $ 1,758   $ 3,127   $   772   $ 1,881   $ 2,675   $   309   $   401   $   824        --   $   488
At Dec. 31, 2003                 $ 2,088   $ 3,606   $ 1,175   $ 2,838   $ 3,442   $   515   $   551   $ 1,471        --   $   591
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001    1.02%     1.09%     1.06%     1.07%     1.10%     1.05%     1.21%     1.14%       --      0.65%
For the year ended Dec. 31, 2002    1.60%     1.64%     1.71%     1.58%     1.71%     2.00%     1.60%     1.80%       --      1.35%
For the year ended Dec. 31, 2003    1.58%     1.59%     1.65%     1.62%     1.59%     1.63%     1.60%     1.64%     1.77%     1.66%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    1.20%     1.25%     1.40%     1.45%     1.50%     1.60%     1.65%     1.70%       --      1.20%
For the year ended Dec. 31, 2002    1.20%     1.25%     1.40%     1.45%     1.50%     1.60%     1.65%     1.70%       --      1.20%
For the year ended Dec. 31, 2003    1.20%     1.25%     1.40%     1.45%     1.50%     1.60%     1.65%     1.70%     1.80%     1.20%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001   (6.19%)   (6.19%)   (7.08%)   (7.08%)   (7.08%)   (7.08%)   (6.25%)   (6.25%)      --     (7.34%)
For the year ended Dec. 31, 2002  (20.75%)  (20.75%)  (20.00%)  (20.00%)  (20.95%)  (20.00%)  (20.95%)  (20.95%)      --    (24.75%)
For the year ended Dec. 31, 2003   25.00%    25.00%    23.81%    23.81%    25.30%    23.81%    24.10%    24.10%    27.00%    23.68%
----------------------------------------------------------------------------------------------------------------------------------

                                  WEQV6     WEQV5     WEQV4     WEQV3    WEQV8(5)   WEQV2     WEQV1    WEQV9(5)   WGRO7     WGRO6
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  1.09   $  1.09   $  1.09   $  1.09        --   $  1.09   $  1.09        --   $  0.87   $  0.87
At Dec. 31, 2001                 $  1.01   $  1.01   $  1.00   $  1.00        --   $  1.00   $  1.00        --   $  0.70   $  0.70
At Dec. 31, 2002                 $  0.76   $  0.75   $  0.75   $  0.75        --   $  0.75   $  0.75        --   $  0.51   $  0.51
At Dec. 31, 2003                 $  0.94   $  0.93   $  0.93   $  0.93   $  1.30   $  0.92   $  0.92   $  1.30   $  0.62   $  0.62
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                     569       119       530       448        --       378       307        --       321       908
At Dec. 31, 2002                     993       158       689       714        --       366       336        --       519       870
At Dec. 31, 2003                     969       156       855       883        --       369       467        --       486       856
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $   575   $   120   $   533   $   449        --   $   379   $   307        --   $   224   $   633
At Dec. 31, 2002                 $   752   $   119   $   518   $   536        --   $   273   $   251        --   $   265   $   444
At Dec. 31, 2003                 $   911   $   146   $   795   $   820        --   $   341   $   431        --   $   303   $   533
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001    0.71%     0.76%     0.65%     0.74%       --      0.63%     0.64%       --      0.02%     0.01%
For the year ended Dec. 31, 2002    1.50%     1.34%     1.40%     1.45%       --      1.28%     1.33%       --      0.11%     0.12%
For the year ended Dec. 31, 2003    1.65%     1.65%     1.68%     1.73%     1.88%     1.66%     1.72%     1.88%       --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    1.25%     1.40%     1.45%     1.50%       --      1.65%     1.70%       --      1.20%     1.25%
For the year ended Dec. 31, 2002    1.25%     1.40%     1.45%     1.50%       --      1.65%     1.70%       --      1.20%     1.25%
For the year ended Dec. 31, 2003    1.25%     1.40%     1.45%     1.50%     1.60%     1.65%     1.70%     1.80%     1.20%     1.25%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001   (7.34%)   (7.34%)   (8.26%)   (8.26%)      --     (8.26%)   (8.26%)      --    (19.54%)  (19.54%)
For the year ended Dec. 31, 2002  (24.75%)  (25.74%)  (25.00%)  (25.00%)      --    (25.00%)  (25.00%)      --    (27.14%)  (27.14%)
For the year ended Dec. 31, 2003   23.68%    24.00%    24.00%    24.00%    30.00%    22.67%    22.67%    30.00%    21.57%    21.57%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                  WGRO5     WGRO4     WGRO3    WGRO8(5)   WGRO2     WGRO1    WGRO9(5)   WIEQ7     WIEQ6     WIEQ5
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  0.87   $  0.87   $  0.87        --   $  0.87   $  0.87        --   $  0.89   $  0.89   $  0.89
At Dec. 31, 2001                 $  0.69   $  0.69   $  0.69        --   $  0.69   $  0.69        --   $  0.74   $  0.74   $  0.73
At Dec. 31, 2002                 $  0.51   $  0.51   $  0.51        --   $  0.50   $  0.50        --   $  0.56   $  0.56   $  0.56
At Dec. 31, 2003                 $  0.62   $  0.62   $  0.62   $  1.25   $  0.61   $  0.61   $  1.24   $  0.73   $  0.73   $  0.72
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                     190       603       367        --       172        95        --       218       561        60
At Dec. 31, 2002                     233       422       534        --       160       152        --       245       570        89
At Dec. 31, 2003                     285       426       783        --       148       230        --       239       757       116
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $   132   $   418   $   254        --   $   119   $    66        --   $   161   $   414   $    44
At Dec. 31, 2002                 $   119   $   214   $   270        --   $    81   $    77        --   $   138   $   320   $    50
At Dec. 31, 2003                 $   176   $   263   $   483        --   $    91   $   140        --   $   175   $   553   $    84
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001    0.01%     0.01%     0.01%       --      0.01%     0.01%       --      0.03%     0.03%     0.03%
For the year ended Dec. 31, 2002    0.13%     0.11%     0.13%       --      0.11%     0.10%       --      0.20%     0.20%     0.20%
For the year ended Dec. 31, 2003      --        --        --        --        --        --        --      0.34%     0.30%     0.29%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    1.40%     1.45%     1.50%       --      1.65%     1.70%       --      1.20%     1.25%     1.40%
For the year ended Dec. 31, 2002    1.40%     1.45%     1.50%       --      1.65%     1.70%       --      1.20%     1.25%     1.40%
For the year ended Dec. 31, 2003    1.40%     1.45%     1.50%     1.60%     1.65%     1.70%     1.80%     1.20%     1.25%     1.40%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001  (20.69%)  (20.69%)  (20.69%)      --    (20.69%)  (20.69%)      --    (16.85%)  (16.85%)  (17.98%)
For the year ended Dec. 31, 2002  (26.09%)  (26.09%)  (26.09%)      --    (27.54%)  (27.54%)      --    (24.32%)  (24.32%)  (23.29%)
For the year ended Dec. 31, 2003   21.57%    21.57%    21.57%    25.00%    22.00%    22.00%    24.00%    30.36%    30.36%    28.57%
----------------------------------------------------------------------------------------------------------------------------------

                                  WIEQ4     WIEQ3    WIEQ8(5)   WIEQ2     WIEQ1    WIEQ9(5)   WLCG7     WLCG6     WLCG5     WLCG4
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  0.89   $  0.89        --   $  0.89   $  0.89        --   $  0.95   $  0.95   $  0.95   $  0.95
At Dec. 31, 2001                 $  0.74   $  0.74        --   $  0.73   $  0.73        --   $  0.74   $  0.74   $  0.74   $  0.74
At Dec. 31, 2002                 $  0.56   $  0.56        --   $  0.55   $  0.56        --   $  0.53   $  0.53   $  0.53   $  0.52
At Dec. 31, 2003                 $  0.72   $  0.72   $  1.39   $  0.72   $  0.72   $  1.39   $  0.66   $  0.66   $  0.65   $  0.65
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                     290       375        --         2        62        --    11,429    12,015     2,046    12,882
At Dec. 31, 2002                     359       537        --        43       140        --     8,912    12,545     2,281    11,956
At Dec. 31, 2003                     497       667        --        73       305        --     8,804    11,837     2,456    12,549
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $   214   $   276        --   $     1   $    46        --   $ 8,490   $ 8,911   $ 1,513   $ 9,520
At Dec. 31, 2002                 $   201   $   300        --   $    24   $    78        --   $ 4,709   $ 6,615   $ 1,198   $ 6,269
At Dec. 31, 2003                 $   360   $   482        --   $    52   $   219        --   $ 5,805   $ 7,784   $ 1,606   $ 8,189
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001    0.02%     0.03%       --      0.03%     0.03%       --        --        --        --        --
For the year ended Dec. 31, 2002    0.19%     0.19%       --      0.21%     0.19%       --        --        --        --        --
For the year ended Dec. 31, 2003    0.32%     0.32%       --      0.29%     0.31%       --        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    1.45%     1.50%       --      1.65%     1.70%       --      1.20%     1.25%     1.40%     1.45%
For the year ended Dec. 31, 2002    1.45%     1.50%       --      1.65%     1.70%       --      1.20%     1.25%     1.40%     1.45%
For the year ended Dec. 31, 2003    1.45%     1.50%     1.60%     1.65%     1.70%     1.80%     1.20%     1.25%     1.40%     1.45%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001  (16.85%)  (16.85%)      --    (17.98%)  (17.98%)      --    (22.11%)  (22.11%)  (22.11%)  (22.11%)
For the year ended Dec. 31, 2002  (24.32%)  (24.32%)      --    (24.66%)  (23.29%)      --    (28.38%)  (28.38%)  (28.38%)  (29.73%)
For the year ended Dec. 31, 2003   28.57%    28.57%    39.00%    30.91%    28.57%    39.00%    24.53%    24.53%    22.64%    25.00%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                  WLCG3    WLCG8(5)   WLCG2     WLCG1    WLCG9(5)   WMMK7     WMMK6     WMMK5     WMMK4     WMMK3
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  0.95        --   $  0.95   $  0.95        --   $  1.04   $  1.04   $  1.03   $  1.03   $  1.02
At Dec. 31, 2001                 $  0.74        --   $  0.74   $  0.74        --   $  1.06   $  1.06   $  1.05   $  1.05   $  1.04
At Dec. 31, 2002                 $  0.52        --   $  0.52   $  0.52        --   $  1.06   $  1.06   $  1.05   $  1.05   $  1.04
At Dec. 31, 2003                 $  0.65   $  1.30   $  0.65   $  0.65   $  1.30   $  1.06   $  1.06   $  1.04   $  1.04   $  1.03
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                  10,689        --     2,335     2,622        --     2,106     4,984       712     7,943     8,907
At Dec. 31, 2002                  10,235        --     2,440     3,190        --     2,532     3,356       596     5,698     5,843
At Dec. 31, 2003                  10,578        --     2,317     4,072       127     1,462     2,790       616     4,153     3,637
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $ 7,892        --   $ 1,718   $ 1,929        --   $ 2,236   $ 5,288   $   746   $ 8,338   $ 9,291
At Dec. 31, 2002                 $ 5,358        --   $ 1,272   $ 1,661        --   $ 2,692   $ 3,563   $   624   $ 5,973   $ 6,085
At Dec. 31, 2003                 $ 6,890        --   $ 1,500   $ 2,632   $   164   $ 1,546   $ 2,945   $   640   $ 4,319   $ 3,755
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --      3.11%     3.29%     3.30%     3.26%     3.22%
For the year ended Dec. 31, 2002      --        --        --        --        --      1.32%     1.33%     1.35%     1.33%     1.33%
For the year ended Dec. 31, 2003      --        --        --        --        --      0.68%     0.63%     0.60%     0.67%     0.67%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    1.50%       --      1.65%     1.70%       --      1.20%     1.25%     1.40%     1.45%     1.50%
For the year ended Dec. 31, 2002    1.50%       --      1.65%     1.70%       --      1.20%     1.25%     1.40%     1.45%     1.50%
For the year ended Dec. 31, 2003    1.50%     1.60%     1.65%     1.70%     1.80%     1.20%     1.25%     1.40%     1.45%     1.50%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001  (22.11%)      --    (22.11%)  (22.11%)      --      1.92%     1.92%     1.94%     1.94%     1.96%
For the year ended Dec. 31, 2002  (29.73%)      --    (29.73%)  (29.73%)      --      0.00%     0.00%     0.00%     0.00%     0.00%
For the year ended Dec. 31, 2003   25.00%    30.00%    25.00%    25.00%    30.00%     0.00%     0.00%    (0.95%)   (0.95%)   (0.96%)
----------------------------------------------------------------------------------------------------------------------------------

                                 WMMK8(5)   WMMK2     WMMK1    WMMK9(5)   WSCG7     WSCG6     WSCG5     WSCG4     WSCG3    WSCG8(5)
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --   $  1.02   $  1.02        --   $  0.56   $  0.56   $  0.56   $  0.56   $  0.56        --
At Dec. 31, 2001                      --   $  1.04   $  1.04        --   $  0.42   $  0.42   $  0.42   $  0.41   $  0.41        --
At Dec. 31, 2002                      --   $  1.04   $  1.04        --   $  0.25   $  0.25   $  0.25   $  0.25   $  0.25        --
At Dec. 31, 2003                 $  0.99   $  1.03   $  1.03   $  0.99   $  0.36   $  0.36   $  0.35   $  0.35   $  0.35   $  1.49
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --     1,236     1,117        --     3,231     4,983     1,146     3,996     3,655        --
At Dec. 31, 2002                      --     1,193     1,248        --     3,066     3,394     1,243     3,821     3,011        --
At Dec. 31, 2003                      --       894     1,085        --     2,845     3,239     1,424     3,982     3,200        --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --   $ 1,290   $ 1,165        --   $ 1,346   $ 2,074   $   476   $ 1,657   $ 1,515        --
At Dec. 31, 2002                      --   $ 1,241   $ 1,295        --   $   780   $   862   $   314   $   965   $   759        --
At Dec. 31, 2003                 $     1   $   920   $ 1,115   $     1   $ 1,017   $ 1,156   $   505   $ 1,410   $ 1,131        --
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --      3.39%     3.15%       --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --      1.33%     1.33%       --        --        --        --        --        --        --
For the year ended Dec. 31, 2003    0.37%     0.67%     0.68%     0.37%       --        --        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --      1.65%     1.70%       --      1.20%     1.25%     1.40%     1.45%     1.50%       --
For the year ended Dec. 31, 2002      --      1.65%     1.70%       --      1.20%     1.25%     1.40%     1.45%     1.50%       --
For the year ended Dec. 31, 2003    1.60%     1.65%     1.70%     1.80%     1.20%     1.25%     1.40%     1.45%     1.50%     1.60%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --      1.96%     1.96%       --    (25.00%)  (25.00%)  (25.00%)  (26.79%)  (26.79%)      --
For the year ended Dec. 31, 2002      --      0.00%     0.00%       --    (40.48%)  (40.48%)  (40.48%)  (39.02%)  (39.02%)      --
For the year ended Dec. 31, 2003   (1.00%)   (0.96%)   (0.96%)   (1.00%)   44.00%    44.00%    40.00%    40.00%    40.00%    49.00%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                  WSCG2     WSCG1    WSCG9(5)   WCBD7     WCBD6     WCBD5     WCBD4     WCBD3    WCBD8(5)   WCBD2
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  0.56   $  0.56        --   $  1.08   $  1.08   $  1.06   $  1.06   $  1.06        --   $  1.06
At Dec. 31, 2001                 $  0.41   $  0.41        --   $  1.14   $  1.14   $  1.12   $  1.12   $  1.12        --   $  1.12
At Dec. 31, 2002                 $  0.25   $  0.25        --   $  1.22   $  1.21   $  1.19   $  1.19   $  1.19        --   $  1.19
At Dec. 31, 2003                 $  0.35   $  0.35   $  1.49   $  1.30   $  1.30   $  1.28   $  1.27   $  1.27   $  1.01   $  1.27
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                     712       911        --       934     1,545       155     1,386     1,373        --       997
At Dec. 31, 2002                     655       976        --     1,227     2,275       167     1,671     1,583        --     1,004
At Dec. 31, 2003                     660     1,396        --     1,052     2,160       225     1,278     1,482        --     1,012
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $   294   $   376        --   $ 1,066   $ 1,761   $   174   $ 1,557   $ 1,535        --   $ 1,116
At Dec. 31, 2002                 $   164   $   245        --   $ 1,491   $ 2,761   $   199   $ 1,993   $ 1,879        --   $ 1,191
At Dec. 31, 2003                 $   232   $   490        --   $ 1,369   $ 2,806   $   287   $ 1,629   $ 1,879        --   $ 1,281
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --      6.09%     6.09%     6.08%     6.09%     6.07%       --      6.12%
For the year ended Dec. 31, 2002      --        --        --      5.91%     5.92%     5.94%     5.92%     5.93%       --      5.94%
For the year ended Dec. 31, 2003      --        --        --      4.20%     4.20%     4.10%     4.25%     4.24%     3.00%     4.18%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    1.65%     1.70%       --      1.20%     1.25%     1.40%     1.45%     1.50%       --      1.65%
For the year ended Dec. 31, 2002    1.65%     1.70%       --      1.20%     1.25%     1.40%     1.45%     1.50%       --      1.65%
For the year ended Dec. 31, 2003    1.65%     1.70%     1.80%     1.20%     1.25%     1.40%     1.45%     1.50%     1.60%     1.65%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001  (26.79%)  (26.79%)      --      5.56%     5.56%     5.66%     5.66%     5.66%       --      5.66%
For the year ended Dec. 31, 2002  (39.02%)  (39.02%)      --      7.02%     6.14%     6.25%     6.25%     6.25%       --      6.25%
For the year ended Dec. 31, 2003   40.00%    40.00%    49.00%     6.56%     7.44%     7.56%     6.72%     6.72%     1.00%     6.72%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                                                                                                  WCBD1    WCBD9(5)
                                                                                                                 -----------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                                                                                 $  1.06        --
At Dec. 31, 2001                                                                                                 $  1.12        --
At Dec. 31, 2002                                                                                                 $  1.18        --
At Dec. 31, 2003                                                                                                 $  1.26   $  1.01
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                                                                                                     548        --
At Dec. 31, 2002                                                                                                     579        --
At Dec. 31, 2003                                                                                                     627        --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                                                                                                 $   613        --
At Dec. 31, 2002                                                                                                 $   686        --
At Dec. 31, 2003                                                                                                 $   791        --
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                                                                                    6.09%       --
For the year ended Dec. 31, 2002                                                                                    5.93%       --
For the year ended Dec. 31, 2003                                                                                    4.15%     3.00%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                                                                                    1.70%       --
For the year ended Dec. 31, 2002                                                                                    1.70%       --
For the year ended Dec. 31, 2003                                                                                    1.70%     1.80%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                                                                                    5.66%       --
For the year ended Dec. 31, 2002                                                                                    5.36%       --
For the year ended Dec. 31, 2003                                                                                    6.78%     1.00%
----------------------------------------------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated.
(4)  Operations commenced on March 1, 2002.
(5)  Operations commenced on March 3, 2003.
(6)  Operations commenced on Nov. 6, 2003.
(7)  Operations commenced on Jan. 29, 2003.
(8)  Operations commenced on May 21, 2002.
(9)  Operations commenced on Aug. 30, 2002.
(10) Operations commenced on May 1, 2002.
(11) Operations commenced on July 31, 2002.
(12) Operations commenced on Dec. 8, 2003.
(13) Operations commenced on May 1, 2001.
(14) Operations commenced on April 7, 2003.
(15) Operations commenced on April 14, 2003.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

S-6318 A (4/04)

Part C.

Item 24.     Financial Statements and Exhibits

   (a)  Financial Statements included in Part A of this Registration Statement:

        American Enterprise Life Insurance Company

        Report of Independent Auditors dated Jan. 26, 2004.
        Consolidated Balance Sheets as of Dec. 31, 2003 and 2002.
        Consolidated Statements of Operations for the years ended Dec. 31, 2003, 2002 and 2001.
        Consolidated Statements of Cash Flows for the years ended Dec. 31, 2003, 2002 and 2001.
        Consolidated Statements of Stockholder's Equity for the three years ended Dec. 31, 2003.
        Notes to Consolidated Financial Statements.

        Financial Statements included in Part B of this Registration Statement:

        American Enterprise Variable Annuity Account
           American Express Signature Variable Annuity
           American Express Signature Select Variable Annuity

        Report of Independent Auditors dated March 19, 2004.
        Statements of Assets and Liabilities as of Dec. 31, 2003.
        Statements of Operations for the year ended Dec. 31, 2003.
        Statements of Changes in Net Assets for the years ended Dec. 31, 2003 and 2002.
        Notes to Financial Statements.

(b)     Exhibits:

1.1 Resolution of the Executive Committee of the Board of Directors of American Enterprise Life Insurance Company establishing the American Enterprise Variable Annuity Account dated July 15, 1987, filed electronically as Exhibit 1 to American Enterprise Life Personal Portfolio Plus 2's Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

1.2 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 10 subaccounts dated Aug. 21, 1997, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 8 to Registration Statement No. 33-54471, filed on or about Aug. 27, 1997, is incorporated by reference.

1.3 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 6 subaccounts dated June 17, 1998, filed electronically as Exhibit 1.3 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 12 to Registration Statement No. 33-54471, filed on or about Aug. 24, 1998, is incorporated by reference.

1.4 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 16 subaccounts dated Jan. 20, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-67595, filed on or about Feb. 16, 1999, is incorporated by reference.

1.5 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 37 subaccounts dated June 29, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about July 8, 1999, is incorporated by reference.

1.6 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 236 subaccounts dated Sept. 8, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-82149, filed on or about Sept. 21, 1999, is incorporated by reference.

1.7 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 67 subaccounts dated Nov. 22, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 2 to Registration
        Statement  No.   333-85567   filed  on  or  about  Dec.  30,  1999  is
        incorporated by reference.

1.8 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 15 subaccounts dated Feb. 2, 2000, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb. 11, 2000, is incorporated by reference.

1.9 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 141 additional subaccounts within the separate account dated April 25, 2000, filed electronically as Exhibit
         1.3 to Registrant's Post - Effective Amendment No. 2 to Registation Statement No. 333 - 74865, filed on or about April 28, 2000, is incorporated by reference.

1.10 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 1 additional subaccount within the separate account dated April 25, 2000, filed electronically as Exhibit
         1.4 to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 333-74865, filed on or about April 27, 2001, is incorporated by reference.

1.11 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 21 subaccounts dated April 13, 2001, filed electronically as Exhibit 1.4 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 7 to Registration Statement No. 333-85567, filed on or about April 30, 2001, is incorporated by reference.

1.12 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 12 subaccounts dated Sept. 29, 2000, filed electronically as Exhibit 1.12 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.13 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 85 subaccounts dated Feb. 5, 2002, filed electronically as Exhibit 1.13 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.14 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 109 subaccounts dated April 17, 2002, filed electronically as Exhibit 1.14 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, filed on or about April 25, 2002 is incorporated by reference.

1.15 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 229 subaccounts dated July 1, 2002, filed electronically as Exhibit 1.15 to the American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-92297, is incorporated by reference.

1.16 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 339 subaccounts dated December 16, 2002, filed electronically as Exhibit 1.16 to Post-Effective Amendment No. 3 to Registration Statement No. 333-73958, filed on or about December 20, 2002, is incorporated by reference.

1.17 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 6 subaccounts dated April 1, 2003 filed electronically as Exhibit 1.17 to Registrant's Post-Effective Amendment No. 12 to Registration Statement No. 333-85567 on or about April 24, 2003 is incorporated by reference.

1.18 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 183 subaccounts dated October 29, 2003 filed electronically as Exhibit 1.18 to Registrant's Post-Effective Amendment No. 15 to Registration Statement No. 333-92297 filed on or about October 30, 2003 is incorporated by reference.

1.19 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 973 subaccounts dated April 26, 2004 filed electronically as Exhibit 1.19 to Registrant's Post-Effective Amendment No. 9 to Registration Statement No. 333-74865 is filed electronically herewith.

2.       Not applicable.

3.1 Form of Selling Agreement for American Enterprise Life Insurance Company Variable Annuities, filed electronically as Exhibit 3 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 filed on or about Nov. 4, 1999 is incorporated by reference.

3.2 Form of Master General Agent Agreement for American Enterprise Life Insurance Company Variable Annuities (form 9802B) filed electronically as Exhibit 3 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.1      Form of Deferred Annuity Contract (form 43431) filed electronically as
         Exhibit 4.1 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.2      Form of Roth IRA  Endorsement  (form  43094) filed  electronically  as
         Exhibit 4.2 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.3      Form of SEP-IRA Endorsement (form 43433) filed electronically as
         Exhibit 4.3 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.4      Form of TSA Endorsement  (form 43413) filed  electronically as Exhibit
         4.4 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-67595, filed on or about July 8, 1999, is incorporated by reference.

4.5 Form of Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit Base) (form 240186), filed electronically as Exhibit 4.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 3 to Registration Statement No. 333-85567 on form N-4, filed on or about Feb. 11, 2000, is incorporated by reference.

4.6 Form of 5% Accumulation Death Benefit Rider (form 240183), filed electronically as Exhibit 4.3 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Dec. 8, 1999, is incorporated by reference.

4.7 Form of 8% Performance Credit Rider (form 240187), filed electronically as Exhibit 4.4 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-85567 on form N-4, filed on or about Dec. 30, 1999, is incorporated by reference.

4.8 Form of Traditional IRA or SEP-IRA Endorsement (form 272108) filed electronically as Exhibit 4.11 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.9      Form of Roth IRA  Endorsement  (form 272109) filed  electronically  as
         Exhibit 4.12 to Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.10 Form of Variable Annuity Unisex Endorsement (form 272110) filed electronically as Exhibit 4.13 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.11 Form of Maximum Anniversary Value Death Benefit Rider (form 272869) filed electronically as Exhibit 4.11 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.12 Form of 5% Accumulation Death Benefit Rider (form 272870) filed electronically as Exhibit 4.12 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.13 Form of Enhanced Death Benefit Rider (form 272871) filed electronically as Exhibit 4.13 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.14 Form of Guaranteed Minimum Income Benefit Rider (Maximum Anniversary Value Benefit Base)(form 272872) filed electronically as Exhibit 4.14 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.15 Form of Guaranteed Minimum Income Benefit Rider (5% Accumulation Benefit Base)(form 272873) filed electronically as Exhibit 4.15 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.16 Form of Guaranteed Minimum Income Benefit Rider (Greater of Maximum Anniversary Value Benefit Base or 5% Accumulation Benefit Base)(form 272874) filed electronically as Exhibit 4.16 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.17 Form of Guaranteed Minimum Withdrawal Benefit Rider (The Guarantor(SM) Withdrawal Benefit Rider)(form 272875) filed electronically as Exhibit
         4.17 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.18 Form of Deferred Variable Annuity Contract (form 272876 DPSIG) filed electronically as Exhibit 4.18 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

5. Form of Variable Annuity Application (form 43432) filed electronically as Exhibit 5 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

6.1 Amendment and Restatement of Articles of Incorporation of American Enterprise Life dated July 29, 1986, filed electronically as Exhibit
         6.1 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

6.2 Amended By-Laws of American Enterprise Life dated September 11, 2002, filed electronically as Exhibit 6.3 to Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, are incorporated by reference.

7.       Not applicable.

8.1 Copy of Participation Agreement by and among Royce Capital Fund and Royce & Associates, Inc. and American Enterprise Life Insurance
         Company,   dated  Sept.  1,  1999,  filed   electronically  as  Exhibit
         1.A.(8)(o) to American Enterprise Variable Life Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-84121 filed on or about April 25, 2001, is incorporated by reference.

8.2 Copy of Participation Agreement among Putnam Capital Manager Trust, Putnam Mutual Funds Corp. and American Enterprise Life Insurance Company, dated Jan. 16, 1995, filed electronically as Exhibit 8.2 to American Enterprise Life Personal Portfolio Plus 2's Post-Effective Amendment No. 2 to Registration Statement No. 33-54471, is incorporated by reference.

8.3 Copy of Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co. and American Enterprise Life
         Insurance  Company,  dated  April 1,  1999,  filed  electronically  as
         Exhibit 8.4(a) to American Enterprise Variable Annuity Account'sPre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

8.4 Copy of Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American Enterprise Life Insurance Company, on behalf of itself and its separate accounts, and American Express Financial Advisors, Inc., dated Oct. 30, 1997, filed electronically as Exhibit 8.5 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 33-54471, is incorporated by reference.

8.5 Copy of Participation Agreement by and among Baron Capital Funds Trust and BAMCO, Inc. and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit 1.A.(8)(j) to American Enterprise Variable Life Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-84121, filed on or about April 27, 2001, is incorporated by reference.

8.6 (a) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as
         Exhibit 1.A.(8)(a) to American Enterprise Variable Life Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-84121, filed on or about Nov. 16, 1999, is incorporated by reference.

8.6 (b) Copy of Participation Agreement Among Variable Insurance Products Fund III, Fidelity Distributors Corporation and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as
         Exhibit 1.A.(8)(b) American Enterprise Variable Life Account's to Pre-Effective Amendment No. 1 to Registration Statement
         No. 333-84121, filed on or about Nov. 16, 1999, is incorporated by reference.

8.6 (c) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and American Enterprise Life Insurance Company, dated July 15, 2002, filed electronically as
         Exhibit 8.3 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 8 to Registration Statement No. 333-92297, filed on or about October 21, 2002, is incorporated by reference.

8.7 (a) Copy of Participation Agreement among Janus Aspen Series and American Enterprise Life Insurance Company, dated October 8, 1997, filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 9 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.7 (b) Copy of Participation Agreement between Janus Aspen Series and American Enterprise Life Insurance Company, dated March 1, 2000, filed electronically as Exhibit 8.8 to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 333-74865, filed on or about April 27, 2001, is incorporated by reference.

8.8 Copy of Participation Agreement by and among American Enterprise Life Insurance Company, American Express Financial Advisors Inc., Lazard Asset Management, and Lazard Retirement Series, Inc., dated Sept. 1, 1999, filed electronically as Exhibit 1.A.(8)(l) to American Enterprise Variable Life Account's Post- Effective Amendment No. 2 to Registration Statement No. 333-84121, filed on or about April 27, 2001, is incorporated by reference.

8.9 Copy of Participation Agreement among MFS Variable Insurance Trust, American Enterprise Life Insurance Company and Massachusetts Financial Services Company, dated Sept. 1, 1999, filed electronically as Exhibit 1.A.(8)(m) to American Enterprise Variable Life Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-84121, filed on or about April 27, 2001, is incorporated by reference.

8.10 Copy of Participation Agreement by and among American Enterprise Life Insurance Company and Warburg Pincus Trust and Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc., dated Sept. 1, 1999, filed electronically as Exhibit 1.A.(8)(p) to American Exterprise Variable Life Account's Post-Effective Amendment No. 2 to Registraition Statement No. 333-84121, filed on or about April 27, 2001, is incorporated by reference.

8.11 Copy of Participation Agreement by and among Wanger Advisors Trust, Liberty Wanger Asset Management, L.P. and American Enterprise Life Insurance Company, dated August 30, 1999, filed electronically as
         Exhibit 8.12 to Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, is incorporated herein by reference.

8.12 Copy of Participation Agreement by and among American Enterprise Life Insurance Company, American Express Financial Advisors, Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc., dated January 1, 2000, filed electronically as Exhibit 8.2 to 3 to Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

8.13 Copy of Participation Agreement among American Enterprise Life Insurance Company and The Dreyfus Socially Responsible Fund, Inc. and Dreyfus Variable Investment Fund, dated August 26, 1999, filed electronically as Exhibit 8.2 to American Enterprise Variable Account's Post Effective Amendment No. 7 to Registration Statement No. 333-92297, filed on or about October 21, 2002, is incorporated by reference.

8.14 Copy of Fund Participation Agreement between American Enterprise Life Insurance Company and J.P. Morgan Series Trust II dated April 24, 2003 is filed electronically herewith as Exhibit 8.14.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered, is filed electronically herewith.

10.1 Consent of Independent Auditors for the American Express Signature Variable Annuity is filed electronically herewith.

10.2 Consent of Independent Auditors for the American Express Signature Select Variable Annuity is filed electronically herewith.

11.      None.

12.      Not applicable.

13. Power of Attorney to sign Amendments to this Registration Statement, dated April 15, 2004, is filed electronically herewith as Exhibit 13.

Item 25.


Item 25. Directors and Officers of the Depositor (American Enterprise Life Insurance Company)

Name                                  Principal Business Address*       Positions and Offices with Depositor
------------------------------------- --------------------------------- --------------------------------------

Gumer C. Alvero                                                         Director and Executive Vice President - Annuities


Timothy V. Bechtold                                                     Director


Arther H. Berman                                                        Director and Vice President - Finance


Walter S. Berman                                                        Vice President and Treasurer


Lorraine R. Hart                                                        Vice President - Investments


Carol A. Holton                                                         Director and President


Michelle M. Keeley                                                      Vice President - Investments


Christopher J. Kopka                                                    Money Laundering Prevention Officer


Paul S. Mannweiler                    135 N. Pennslvania St.            Director
                                      Suite 2350
                                      Indianapolis, IN  46204

Eric L. Marhoun                                                         Vice President, Assistant Group Counsel and
                                                                        Secretary

Jeryl A. Millner                                                        Vice President and Controller


Mary Ellyn Minenko                                                      Vice President, Group Counsel and
                                                                        Assistant Secretary

Thomas W. Murphy                                                        Vice President - Investments


Roger Natarajan                                                         Director


Teresa J. Rasmussen                                                     Director


Mark E. Schwarzmann                                                     Director, Chairman of the Board and
                                                                        Chief Executive Officer


* Unless otherwise noted, the principal business address is: 829 AXP Financial Center, Minneapolis, MN 55474.


Item 26.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)


The following list includes the names of major subsidiaries of American Express Company.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Convertible Arbitage, LLC                                                 Delaware
     Advisory Quantitive Equity (General Partner) LLC                                   Delaware
     Advisory Select LLC                                                                Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                     Minnesota
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Bank, FSB                                                         Federal
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Company                                                           New York
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express International Deposit Corporation                                 Cayman Island
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Property Casualty Insurance Agency                                Wisconsin
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     Boston Equity General Partner LLC                                                  Delaware
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Utah, Inc.                                                 Utah
     IDS Life Insurance Company                                                         Minnesota
     IDS REO1, LLC                                                                      Minnesota
     IDS REO2, LLC                                                                      Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Investors Syndicate Development Corporation - NV                                   Nevada
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware
     Realty Assets, Inc.                                                                Nebraska
     Securities America Financial Corporation                                           Nebraska
     Securities America Inc.                                                            Delaware
     Securities America Advisors, Inc.                                                  Nebraska

Item 27.  Number of Contract owners

          As of March 31, 2004 there were 35,800 non-qualified and qualified contracts in the American Enterprise Variable Annuity Account.

Item 28.  Indemnification

The amended By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

There are agreements in place under which the underwriter and affiliated persons of the depositor or registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the contracts; provided however, that no such indemnity will be made to the underwriter or affiliated persons of the depositor or registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29      Principal Underwriters

Item 29. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

          AXP California  Tax-Exempt  Trust;  AXP Dimensions  Series,  Inc.; AXP
          Discovery  Series,  Inc.;  AXP Equity  Series,  Inc.; AXP Fixed Income
          Series,  Inc.; AXP Global Series,  Inc.; AXP Government Income Series,
          Inc.; AXP Growth Series, Inc.; AXP High Yield Income Series, Inc.; AXP
          High Yield  Tax-Exempt  Series,  Inc.;  AXP Income  Series,  Inc.; AXP
          International  Series,  Inc.; AXP Investment Series, Inc.; AXP Managed
          Series,  Inc.;  AXP Market  Advantage  Series,  Inc.; AXP Money Market
          Series,  Inc.; AXP Partners Series,  Inc.; AXP Partners  International
          Series,  Inc.; AXP Progressive Series,  Inc.; AXP Sector Series, Inc.;
          AXP Selected Series,  Inc.; AXP Special  Tax-Exempt  Series Trust; AXP
          Stock Series,  Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series,
          Inc.; AXP Tax-Free Money Series, Inc.; Growth Trust; Growth and Income
          Trust;  Income Trust;  Tax-Free  Income Trust;  World Trust;  American
          Express Certificate Company.

(b)      As to each director, officer or partner of the principal underwriter:

         Name and Principal                             Position and Offices with
         Business Address*                              Underwriter

         Gumer C. Alvero                                Vice President - General
                                                        Manager Annuities

         Ward D. Armstrong                              Senior Vice President -
                                                        Retirement Services and
                                                        Asset Management Group

         John M. Baker                                  Vice President - Chief
                                                        Client Service Officer

         Dudley Barksdale                               Vice President - Service
                                                        Development

         Timothy V. Bechtold                            Vice President -
                                                        Insurance Products

         Arthur H. Berman                               Senior Vice President and Chief
                                                        Financial Officer

         Walter S. Berman                               Senior Vice President

         Robert C. Bloomer                              Vice President - Technologies III

         Leslie H. Bodell                               Vice President - Technologies I

         Rob Bohli                                      Group Vice President -
         10375 Richmond Avenue #600                     South Texas
         Houston, TX  77042

         Walter K. Booker                               Group Vice President -
         61 South Paramus Road                          New Jersey
         Mack-Cali Office Center IV,
         3rd Floor
         Paramus, NJ  07652

         Bruce J. Bordelon                              Group Vice President -
         1333 N. California Blvd.,                      Northern California
         Suite 200
         Walnut Creek, CA  94596

         Randy L. Boser                                 Vice President - Mutual Fund
                                                        Business Development

         Kenneth J. Ciak                                Vice President and
         IDS Property Casualty                          General Manager - IDS
         1400 Lombardi Avenue                           Property Casualty
         Green Bay, WI  54304

         Martin T. Cole                                 Group Vice President - Southwest

         Paul A. Connolly                               Vice President - RL HR/US Retail

         James M. Cracchiolo                            Director, Chairman of the Board
                                                        and Chief Executive Officer

         Colleen Curran                                 Vice President and
                                                        Assistant General Counsel

         Luz Maria Davis                                Vice President - Employee
                                                        Communications

         Arthur E. DeLorenzo                            Group Vice President -
         4 Atrium Drive, #100                           Upstate New York/Vermont
         Albany, NY  12205

         Scott M. DiGiammarino                          Group Vice President -
         Suite 500, 8045 Leesburg                       Washington D.C./Baltimore
         Pike
         Vienna, VA  22182

         Paul James Dolan                               Vice President - CAO Product Sales

         Kenneth Dykman                                 Group Vice President -
         6000 28th Street South East                    Greater Michigan
         Suite 200
         Grand Rapids, MI  49546

         William V. Elliot                              Vice President - Financial
                                                        Planning and Advice

         Benjamin R. Field                              Vice President - Finanace
                                                        Education and Planning Services

         Gordon M. Fines                                Vice President - Senior
                                                        Portfolio Manager I

         Giunero Floro                                  Vice President - Creative
                                                        Services

         Terrence J. Flynn                              Vice President - Brokerage
                                                        Clearing Operations

         Jeffrey P. Fox                                 Vice President - Investment
                                                        Accounting

         Barbara H. Fraser                              Executive Vice President -
                                                        AEFA Products and Corporate
                                                        Marketing

         Peter A. Gallus                                Vice President - CAO - AEFA
                                                        Investment Management

         Gary W. Gassmann                               Group Vice President -
         2677 Central Park Boulevard                    Detroit Metro
         Suite 350
         Southfield, MN  48076

         John C. Greiber                                Group Vice President -
                                                        Minnesota/Iowa

         Steven Guida                                   Vice President -
                                                        New Business and Service

         Teresa A. Hanratty                             Senior Vice President -
         Suites 6&7                                     Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                               Vice President - Fixed Income
                                                        Investments Administration
                                                        Officer

         Janis K. Heaney                                Vice President -
                                                        Incentive Management

         Brian M. Heath                                 Senior Vice President -
         Suite 150                                      Advisor Group
         801 E. Campbell Road
         Richardson, TX  75081

         Jon E. Hjelm                                   Group Vice President -
         655 Metro Place South                          Ohio Valley
         Suite 570
         Dublin, OH  43017

         David X. Hockenberry                           Group Vice President -
         830 Crescent Centre Drive                      Mid South
         Suite 490
         Franklin, TN  37067-7217

         Carol A. Holton                                Vice President - Third
                                                        Party Distribution

         Debra A. Hutchinson                            Vice President - Technologies I

         Diana R. Iannarone                             Group Vice President -
         3030 N.W. Expressway                           Great Plains
         Suite 900
         Oklahoma City, OK  73112

         Theodore M. Jenkin                             Group Vice President -
         6000 Freedom Square Drive                      Steel Cities
         Suite 300
         Cleveland, OH  44131

         James M. Jensen                                Vice President -
                                                        Compensation and Licensing
                                                        Services

         Jody M. Johnson                                Group Vice President -
                                                        Twin Cities Metro

         Nancy Jones                                    Vice President - Advisor
                                                        Marketing

         William A. Jones                               Vice President - Technologies III

         John C. Junek                                  Senior Vice President and
                                                        General Counsel

         Ora J. Kaine                                   Vice President -
                                                        Retail Distribution Services

         Michelle M. Keeley                             Senior Vice President -
                                                        Fixed Income

         Raymond G. Kelly                               Group Vice President -
         Suite 250                                      Northern Texas
         801 East Campbell Road
         Richardson, TX  75081

         Claire Kolmodin                                Vice President - Strategic
                                                        Initiatives

         Christopher J. Kopka                           Money Laundering Prevention
                                                        Officer

         Mitre Kutanovski                               Group Vice President -
         125 South Wacker Drive                         Chicago Metro
         Suite 1550
         Chicago, IL  60606

         Lori J. Larson                                 Vice President - Advisor
                                                        Field Force Growth and
                                                        Retention

         Daniel E. Laufenberg                           Vice President and Chief
                                                        U.S. Economist

         Jane W. Lee                                    Vice President - General
                                                        Manager Platinum Financial
                                                        Services

         Catherine M. Libbe                             Vice President - Marketing
                                                        & Product Services

         Diane D. Lyngstad                              Vice President - Comp and
                                                        Licensing Services

         Thomas A. Mahowald                             Vice President and Director of
                                                        Equity Research

         Timothy J. Masek                               Vice President -
                                                        Fixed Income Research

         Mark T. McGannon                               Vice President and General
                                                        Manager - Products Sales

         Brian J. McGrane                               Vice President - LFO Finance

         Dean O. McGill                                 Group Vice President -
         11835 W. Olympic Blvd                          Los Angeles Metro
         Suite 900 East
         Los Angeles, CA  90064

         Sarah M. McKenzie                              Vice President - Managed and
                                                        Brokerage Products

         Timothy S. Meehan                              Secretary

         Penny Meier                                    Vice President - Business
                                                        Transformation/Six Sigma

         Paula R. Meyer                                 Senior Vice President and
                                                        General Manager - Mutual Funds

         Holly Morris                                   Senior Vice President -
                                                        Technologies

         Rebecca Nash                                   Vice President - Service
                                                        Operations

         Roger Natarnjan                                Vice President - Finance

         Thomas V. Nicolosi                             Group Vice President -
         Suite 220                                      New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Patrick H. O'Connell                           Group Vice President -
         Commerce Center One                            Southern New England
         333 East River
         Hartford, CT  06108-4200

         Francois B. Odouard                            Vice President - Brokerage

         Michael J. O'Keefe                             Vice President -
                                                        Advisory Business Systems

         Kristi L. Petersen                             Vice President - ONE Account
                                                        and Cash

         John G. Poole                                  Group Vice President -
         14755 North Outer Forty Road                   Gateway/Springfield
         Suite 500
         Chesterfield, MO  63017

         Larry M. Post                                  Group Vice President -
         2 Constitution Plaza                           New England
         Charlestown, MA  02129

         Teresa J. Rasmussen                            Vice President and
                                                        Assistant General Counsel


         Michael J. Rearden                             Group Vice President -
                                                        Southern Florida

         Ralph D. Richardson III                        Group Vice President -
         Suite 800                                      Carolinas
         Arboretum Plaza One
         9442 Capital of Texas
         Hyw. N.
         Austin, TX  78759

         ReBecca K. Roloff                              Senior Vice President -
                                                        GFS

         Maximillian G. Roth                            Group Vice President -
         1400 Lombardi Avenue                           Wisconsin/Upper Michigan
         Suite 202
         Green Bay, WI  54304

         Russell L. Scalfano                            Group Vice President -
         Suite 201                                      Illinois/Indiana/Kentucky
         101 Plaza East Blvd.
         Evansville, IN  47715

         Andrew C. Schell                               Vice President - Strategy
                                                        and Planning

         Mark E. Schwarzmann                            Senior Vice President -
                                                        Insurance and Annuities

         Gary A. Scott                                  Vice President - Client
                                                        Acquisition Marketing  and
                                                        Services

         Jacqueline M. Sinjem                           Vice President - Plan
                                                        Sponsor Services

         Albert L. Soule                                Group Vice President -
         6925 Union Park Center                         Western Frontier
         Suite 200
         Midvale, UT  84047

         Bridget Sperl                                  Senior Vice President -
                                                        Client Service Organization

         Paul J. Stanislaw                              Group Vice President -
         Suite 1100                                     Southern California/Hawaii
         Two Park Plaza
         Irvine, CA  92614

         Lisa A. Steffes                                Vice President -
                                                        Marketing Officer
                                                        Development

         David K. Stewart                               Vice President - AEFA Controller
                                                        and Treasurer

         Caroline Stockdale-Boon                        Senior Vice President -
                                                        Human Resources

         Jeffrey J. Stremcha                            Vice President - Technologies I

         John T. Sweeney                                Vice President - Lead Financial
                                                        Officer, Products Group

         Joe Sweeney                                    Senior Vice President,
                                                        General Manager - U.S. Brokerage
                                                        and Membership Banking

         Craig P. Taucher                               Group Vice President -
         Suite 150                                      Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                                 Group Vice President -
         188 106th Avenue NE                            Pacific Northwest
         Suite 640
         Bellevue, WA  98004-5902

         William F. "Ted" Truscott                      Senior Vice President -
                                                        Chief Investment Officer

         George F. Tsafaridis                           Vice President - Quality &
                                                        Service Support

         Janet M. Vandenbark                            Group Vice President -
         3951 Westerre Parkway, Suite 250               Virginia
         Richmond, VA 23233

         Ramanathan Venkatabamanan                      Vice President - Technologies III

         Peter S. Velardi                               Senior Vice President -
                                                        Field Management

         Andrew O. Washburn                             Vice President -
                                                        Mutual Fund Marketing

         Donald F. Weaver                               Group Vice President -
         3500 Market Street,                            Eastern Pennsylvania/
         Suite 200                                      Delaware
         Camp Hill, PA  17011

         Beth E. Weimer                                 Vice President and
                                                        Chief Compliance Officer

         Phil Wentzel                                   Vice President - Finance

         Jeffrey A. Williams                            Senior Vice President -
                                                        Cross-Sell/Strategic
                                                        Management

         William J. Williams                            Senior Vice President -
                                                        Field Management

         Dianne L. Wilson                               Vice President - Insurance
                                                        Operations

         Gayle W. Winfree                               Group Vice President -
                                                        Delta States

         Michael D. Wolf                                Vice President - Equity Senior
                                                        Portfolio Manager

         Abraham L. Wons                                Vice President - Investments Risk
                                                        Management

         Michael R. Woodward                            Senior Vice President -
         32 Ellicott St                                 Field Management
         Suite 100
         Batavia, NY  14020


* Business address is: 70100 AXP Financial Center, Minneapolis, MN 55474 unless otherwise noted.


Item 29(c)

                        Net Underwriting
Name of Principal       Discounts and         Compensation on      Brokerage
Underwriter             Commissions           Redemption           Commissions           Compensation

American Express        $52,618,927             None                None                  None
Financial Advisors
Inc.

Item 30.                            Location of Accounts and Records

             American Enterprise Life Insurance Company
             829 AXP Financial Center
             Minneapolis, MN  55402

Item 31.     Management Services

             Not applicable.

Item 32. Undertakings

         (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

         (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to American Enterprise Life Contract Owner Service at the address or phone number listed in the prospectus.

         (d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28, 1998). Further, Registrant represents that it has complied with the provisions of paragraphs
                  (1)-(4) of that no-action letter.

         (e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, American Enterprise Life Insurance Company, on behalf of the Registrant, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 27th day of April, 2004.

                           AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
                                  (Registrant)

                           By American Enterprise Life Insurance Company
                                    (Sponsor)

                           By /s/  Carol A. Holton*
                              --------------------------
                                   Carol A. Holton
                                   President

As required by the Securities Act of 1933, this Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 27th day of April, 2004.

Signature                                 Title


/s/  Gumer C. Alvero*                     Director and Executive
---------------------                     Vice President - Annuities
     Gumer C. Alvero


/s/  Timothy V. Bechtold*                 Director
-------------------------
     Timothy V. Bechtold


/s/  Arthur H. Berman*                    Director and Vice President - Finance
-------------------------                 (Principal Financial Officer)
     Arthur H. Berman


/s/  Carol A. Holton*                     Director and President
----------------------
     Carol A. Holton


/s/  Paul S. Mannweiler*                  Director
------------------------
     Paul S. Mannweiler


/s/  Jeryl A. Millner*                    Vice President and Controller
------------------------                  (Principal Accounting Officer)
     Jeryl A. Millner


/s/  Roger Natarajan*                     Director
-------------------------
     Roger Natarajan


/s/  Mark E. Schwarzmann*                 Chairman of the Board of Directors
-------------------------                 and Chief Executive Officer
     Mark E. Schwarzmann                  (Chief Executive Officer)



* Signed pursuant to Power of Attorney, dated April 15, 2004 filed electronically herewith as Exhibit 13 to Registrant's Post-Effective Amendment No. 9, by:


/s/ Mary Ellyn Minenko
------------------------
    Mary Ellyn Minenko

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 9
  TO REGISTRATION STATEMENT No. 333-74865

This  Post-Effective   Amendment  is  comprised  of  the  following  papers  and
documents:

The Cover Page.

Part A.

         The prospectuses for:
         American Express Signature Variable Annuity
         American Express Signature Select Variable Annuity

Part B.

         Combined Statement of Additional Information for:
         American Express FlexChoice(SM) Variable Annuity
         American Express FlexChoice(SM) Select Variable Annuity
         American Express(R) Galaxy Premier Variable Annuity
         American Express Innovations(SM) Variable Annuity
         American Express Innovations(SM) Select Variable Annuity
         American Express Innovations(SM) Classic Variable Annuity American Express Innovations(SM) Classic Select Variable Annuity American Express New Solutions(R) Variable Annuity
         American Express Pinnacle Variable Annuity(R)
         American Express Signature Variable Annuity(R)
         American Express(R) Signature Select Variable Annuity
         American Express(R) Signature One Variable Annuity
         American Express(R) Signature One Select Variable Annuity Evergreen Essential(SM) Variable Annuity
         Evergreen New Solutions Variable Annuity
         Evergreen New Solutions Select Variable Annuity
         Evergreen Pathways(SM) Variable Annuity
         Evergreen Pathways(SM) Select Variable Annuity
         Evergreen Privilege(SM) Variable Annuity
         Wells Fargo Advantage(R) Variable Annuity
         Wells Fargo Advantage(R) Select Variable Annuity
         Wells Fargo Advantage(R) Builder Variable Annuity
         Wells Fargo Advantage(R) Builder Select Variable Annuity
         Wells Fargo Advantage Choice(SM) Variable Annuity
         Wells Fargo Advantage Choice(SM) Select Variable Annuity


         Financial Statements

Part C.

         Other Information.

         The signatures.

         Exhibits.